Securities Act Registration No. 333-_______________

                     U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-14

             Registration Statement Under the Securities Act of 1933

[  ] Pre-Effective Amendment No. __        [  ] Post Effective Amendment No.  __

                        (Check appropriate box or boxes)

                      John Hancock Variable Series Trust I
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              197 Clarendon Street
                           Boston, Massachusetts 02117
                    (Address of Principal Executive Officer)

                  Registrant's Telephone Number: (713) 214-1456

Name and address of Agent for Services:     Copy to:

ARNOLD BERGMAN, ESQUIRE                     THOMAS C. LAUERMAN, ESQUIRE
John Hancock Life Insurance Company         Freedman, Levy, Kroll & Simonds
197 Clarendon Street                        1050 Connecticut Avenue, N.W.
Boston, MA 02117                            Washington, D.C.  20036

Approximate Date of Proposed public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933. It is proposed that this filing will become effective on October 15, 2001 pursuant to Rule 488 under the Act.

Pursuant to Rule 429 under the Act, the prospectus in this registration statement also relates to Registrant's currently effective registration statement on Form N-1A, File No. 33-2081. No filing fee is due in reliance on
Section 24(f) of the Act

                      JOHN HANCOCK VARIABLE SERIES TRUST I

                              CROSS-REFERENCE SHEET

                           Items Required by Form N-14

PART A
------

Item No.                   Item Caption                                         Prospectus Caption
--------                   ------------                                         ------------------

   1.                      Beginning of Registration                            COVER PAGE OF REGISTRATION
                           Statement and Outside Front                          STATEMENT; FRONT COVER PAGE OF
                           Cover Page of Prospectus                             PROSPECTUS

   2.                      Beginning and Outside Back                           TABLE OF CONTENTS
                           Cover Page of Prospectus

   3.                      Synopsis and Risk Factors                            SUMMARY; INVESTMENT RISKS

   4.                      Information About the                                INTRODUCTION; SUMMARY; INVESTMENT
                           Transaction                                          RISKS; INFORMATION CONCERNING THE
                                                                                MEETING; PROPOSAL TO APPROVE THE
                                                                                AGREEMENT AND PLAN OF REORGANIZATION;
                                                                                FURTHER INFORMATION ON EACH
                                                                                REORGANIZATION; CAPITALIZATION

   5.                      Information About the                                PROSPECTUS COVER PAGE; INTRODUCTION;
                           Registrant                                           SUMMARY; ADDITIONAL INFORMATION
                                                                                ABOUT THE FUNDS' BUSINESSES

   6.                      Information About the                                PROSPECTUS COVER PAGE; INTRODUCTION;
                           Company Being Acquired                               SUMMARY; ADDITIONAL INFORMATION
                                                                                ABOUT THE FUNDS' BUSINESSES

   7.                      Voting Information                                   PROSPECTUS COVER PAGE; NOTICE OF
                                                                                SPECIAL MEETING OF SHAREHOLDERS;
                                                                                SUMMARY; INFORMATION CONCERNING
                                                                                THE MEETING; VOTING RIGHTS AND
                                                                                REQUIRED VOTE

   8.                      Interest of Certain Persons                          EXPERTS
                           and Experts

   9.                      Additional Information                               NOT APPLICABLE
                           Required for Reoffering by
                           Persons Deemed to be
                           Underwriters


PART B
------
                                                                                Caption in Statement of
Item No.                   Item Caption                                         Additional Information
--------                   ------------                                         ----------------------

  10.                      Cover Page                                           COVER PAGE

  11.                      Table of Contents                                    TABLE OF CONTENTS

  12.                      Additional Information                               A
                           About the Registrant


  13.                      Additional Information About                         B
                           the Companies Being Acquired


  14.                      Financial Statements                                 C

A  ADDITIONAL INFORMATION ABOUT GROWTH & INCOME FUND, MONEY MARKET FUND, EQUITY
   INDEX FUND, INTERNATIONAL EQUITY FUND, FUNDAMENTAL GROWTH FUND, SMALL CAP
   GROWTH FUND AND ACTIVE BOND FUND.

B  ADDITIONAL INFORMATION ABOUT V.A. CORE EQUITY FUND, V.A. MONEY MARKET FUND,
   V.A. BOND FUND, V.A. 500 INDEX FUND, V.A. INTERNATIONAL FUND, V.A. LARGE
   CAP GROWTH FUND, V.A. MID CAP GROWTH FUND, V.A. SMALL CAP GROWTH FUND.

C  ADDITIONAL INFORMATION ABOUT GROWTH & INCOME FUND, MONEY MARKET FUND, EQUITY
   INDEX FUND, INTERNATIONAL EQUITY FUND, FUNDAMENTAL GROWTH FUND, SMALL CAP
   GROWTH FUND AND ACTIVE BOND FUND.

PART C
------

Item No.               Item Caption
--------               ------------

  15.                      Indemnification                                      INDEMNIFICATION

  16.                      Exhibits                                             EXHIBITS

  17.                      Undertakings                                         UNDERTAKINGS

                                                                November 1, 2001

Dear Contract or Certificate Owner:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your John Hancock Variable Annuity.

Your fund's trustees are proposing the merger of certain funds in the John Hancock Declaration Trust (the "Acquired Funds") into certain similar funds in the John Hancock Variable Series Trust I (the "Acquiring Funds"), as described in the enclosed proxy materials and summarized in the questions and answers on the following pages.

The Board of Trustees considered the following matters, among others, in approving the proposals:

|| In most cases, the Acquiring Funds' total expenses are lower. As a result, shareholders may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay. Consolidating your fund's assets with a similar fund to increase the overall asset base is a logical path for containing the fund's expense ratios going forward.

|| Combining the funds' assets into a single investment portfolio may broaden diversification, making investors less vulnerable to weakness in any single sector of the market.

The fund merger proposals have been unanimously approved by each fund's board of trustees, who believe the mergers will benefit you. The enclosed proxy statement contains further explanation and important details of the reorganizations, which I strongly encourage you to read before voting.

Your Vote Makes a Difference!

No matter what size your investment may be, your vote is important. Please read the enclosed materials and to complete, sign and return the enclosed proxy ballot(s) to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional information, please contact your Investment Professional or call a John Hancock Service Representative at 1-800-824-0335, Monday through Friday between 8:00 A.M. and 8:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford
Chairman and Chief Executive Officer

Declaration Variable Annuity, Patriot Variable Annuity and Revolution Variable Annuities are issued by John Hancock Life Insurance Company, or its subsidiary John Hancock Variable Life Insurance Company*, and are distributed by John Hancock Funds, Inc., 101 Huntington Avenue, Boston, MA 02199-7603, or Signator Investors Inc., 200 Clarendon Street, Boston, MA 02117.
*Not licensed in New York.

                                       Q&A
                                       ---

Q. What are the changes being proposed?

A. Generally, these proposals focus on merging funds into similar funds, which have significantly larger assets and offer a greater opportunity for future growth.

Specifically, the trustees of your fund(s) are proposing the following mergers:

--------------------------------------------------------------------------------
                 Acquired Fund                  Acquiring Fund
--------------------------------------------------------------------------------
Proposal 1       V.A. Core Equity Fund          Growth & Income Fund
--------------------------------------------------------------------------------
Proposal 2       V.A. Large Cap Growth Fund     Growth & Income Fund
--------------------------------------------------------------------------------
Proposal 3       V.A. 500 Index Fund            Equity Index Fund
--------------------------------------------------------------------------------
Proposal 4       V.A. International Fund        International Equity Fund
--------------------------------------------------------------------------------
Proposal 5       V.A. Mid Cap Growth Fund       Fundamental Growth Fund
--------------------------------------------------------------------------------
Proposal 6       V.A. Small Cap Growth Fund     Small Cap Growth Fund
--------------------------------------------------------------------------------
Proposal 7       V.A. Bond Fund                 Active Bond Fund
--------------------------------------------------------------------------------
Proposal 8       V.A. Money Market Fund         Money Market Fund
--------------------------------------------------------------------------------

Q. Will this change affect the number of units I currently have? Will there be any tax implications?

A. No. There will be no impact on the number of units you have invested in your variable annuity and there are no tax implications (no Form 1099R will be generated)

Q. Will the transfer count towards the 12 free transfers allowed per contract year?

A. No, the merger transfer will be free and it will not count toward your allowable 12 free transfers per year.

Q. What if I do not want to have any units of the acquired fund transferred to the proposed acquiring fund?

A. Prior to the merger, you may contact an Annuity Service Representative at 1-800-824-0335, Monday through Friday between 8:00 A.M. - 8:00 P.M. Eastern Time and request a transfer to another investment option or Fixed Account (if available in your state). Please consult your Investment Professional prior to reallocating your assets.

Q. How do I vote?

A. Follow two simple steps:
STEP 1: First, read the sections of the proxy statement that apply to your fund(s). STEP 2: Finally, complete the enclosed voting card for each of your funds and return it in the enclosed postage-paid envelope. If you have more than one card, you need to complete, sign and mail each one.

Q. Does my vote make a difference?

A. Whether you are a large or small investor, your vote is important, and we urge you to participate in this process to ensure that John Hancock represents your wishes when it casts votes at the shareholder meeting. The Board voted unanimously to recommend these changes for your fund(s), and your approval is needed to implement the changes.

                       JOHN HANCOCK V.A. CORE EQUITY FUND
                     JOHN HANCOCK V.A. LARGE CAP GROWTH FUND
                        JOHN HANCOCK V.A. 500 INDEX FUND
                      JOHN HANCOCK V.A. INTERNATIONAL FUND
                      JOHN HANCOCK V.A. MID CAP GROWTH FUND
                     JOHN HANCOCK V.A. SMALL CAP GROWTH FUND
                           JOHN HANCOCK V.A. BOND FUND
                       JOHN HANCOCK V.A. MONEY MARKET FUND
      (each a "fund", and each a series of John Hancock Declaration Trust)
                              101 Huntington Avenue
                                Boston, MA 02199

                        NOTICE OF MEETING OF SHAREHOLDERS
                         SCHEDULED FOR DECEMBER 5, 2001

This is the formal agenda for each fund's shareholder meeting. It tells you, as contract owners, and the insurance companies that are the owners of each fund's shares, what matters will be voted on and the time and place of the meeting. The insurance companies will vote their fund shares as instructed by their contract or certificate owners, who are also referred to in the proxy materials as "shareholders" for this limited purpose.

To the shareholders of each fund:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Core Equity Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Core Equity Fund. Growth & Income Fund would also assume V.A. Core Equity Fund's liabilities. V.A. Core Equity Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Large Cap Growth Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Large Cap Growth Fund. Growth & Income Fund would also assume V.A. Large Cap Growth Fund's liabilities. V.A. Large Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

3. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund") and the Equity Index Fund of the John Hancock Variable Series Trust I ("Equity Index Fund"). Under this Agreement, V.A. 500 Index Fund would transfer all of its assets to Equity Index Fund in exchange for shares of Equity Index Fund. These shares would be distributed proportionately to the shareholders of V.A. 500 Index Fund. Equity Index Fund would also assume V.A. 500 Index Fund's liabilities. V.A. 500 Index Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

4. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. International Fund ("V.A. International Fund") and the International Equity Fund of the John Hancock Variable Series Trust I ("International Equity Fund"). Under this Agreement, V.A. International Fund would transfer all of its assets to International Equity Fund in exchange for shares of International Equity Fund. These shares would be distributed proportionately to the shareholders of V.A. International Fund. International Equity Fund would also assume V.A. International Fund's liabilities. V.A. International Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

5. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund") and the Fundamental Growth Fund of the John Hancock Variable Series Trust I ("Fundamental Growth Fund"). Under this Agreement, V.A. Mid Cap Growth Fund would transfer all of its assets to Fundamental Growth Fund in exchange for shares of Fundamental Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Mid Cap Growth Fund. Fundamental Growth Fund would also assume V.A. Mid Cap Growth Fund's liabilities. V.A. Mid Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

6. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund") and the Small Cap Growth Fund of the John Hancock Variable Series Trust I ("VST Small Cap Growth Fund"). Under this Agreement, V.A. Small Cap Growth Fund would transfer all of its assets to VST Small Cap Growth Fund in exchange for shares of VST Small Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Small Cap Growth Fund. VST Small Cap Growth Fund would also assume V.A. Small Cap Growth Fund's liabilities. V.A. Small Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

7. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Bond Fund ("V.A. Bond Fund") and the Active Bond Fund of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Bond Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Bond Fund. Active Bond Fund would also assume V.A. Bond Fund's liabilities. V.A. Bond Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

8. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") and the Money Market Fund of the John Hancock Variable Series Trust I ("VST Money Market Fund"). Under this Agreement, V.A. Money Market Fund would transfer all of its assets to VST Money Market Fund in exchange for shares of VST Money Market Fund. These shares would be distributed proportionately to the shareholders of V.A. Money Market Fund. VST Money Market Fund would also assume V.A. Money Market Fund's liabilities. V.A. Money Market Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

9.    Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on September 20, 2001 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card). If shareholders do not return their proxies in sufficient numbers, your fund will incur the cost of extra solicitations, which is indirectly borne by shareholders.

                                            By order of the Board of Trustees,


                                            Susan S. Newton
                                            Secretary

November 1, 2001

                               PROXY STATEMENT OF
                              V.A. CORE EQUITY FUND
                           V.A. LARGE CAP GROWTH FUND
                               V.A. 500 INDEX FUND
                             V.A. INTERNATIONAL FUND
                            V.A. MID CAP GROWTH FUND
                           V.A. SMALL CAP GROWTH FUND
                                 V.A. BOND FUND
                             V.A. MONEY MARKET FUND
                  (each an "Acquired Fund" or "your fund", and
                each a series of John Hancock Declaration Trust)

                                 PROSPECTUS FOR
                              GROWTH & INCOME FUND
                                EQUITY INDEX FUND
                            INTERNATIONAL EQUITY FUND
                             FUNDAMENTAL GROWTH FUND
                              SMALL CAP GROWTH FUND
                                ACTIVE BOND FUND
                                MONEY MARKET FUND
                 (each an "Acquiring Fund", and each a series of
                     John Hancock Variable Series Trust I)

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of the Acquired Funds into the Acquiring Funds. Please read it carefully and retain it for future reference.

How each Reorganization Will Work

      o Each Acquired Fund will transfer all of its assets to the respective Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.

      o Each Acquiring Fund will issue shares to the respective Acquired Fund in an amount equal to the value of the Acquired Fund's shares. These shares will be distributed to the Acquired Fund's shareholders in proportion to their holdings on the reorganization date.

      o     The reorganization will be tax-free to shareholders.

      o Each Acquired Fund will be liquidated and fund shareholders will become shareholders of the corresponding Acquiring Fund.

Shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Funds have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why the Acquired Funds' Trustees are Recommending the Reorganizations

The Acquired Funds' Trustees believe that reorganizing each fund into a larger fund with similar investment policies will enable the shareholders of the funds to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that may contribute to a lower expense ratio. Therefore, the Trustees recommend that Acquired Fund shareholders vote FOR the reorganization.

---------------------------------------------------------------------------------------------
Where to Get More Information
---------------------------------------------------------------------------------------------
Prospectuses of the Acquired Funds and the       Incorporated by reference into this proxy
Acquiring Funds dated May 1, 2001.               statement and prospectus and summarized in
                                                 Appendices A and B.
---------------------------------------------------------------------------------------------
The Acquiring Funds' annual and semiannual       On file with the Securities and Exchange
reports to shareholders.                         Commission ("SEC") and available at no
------------------------------------------------ charge by calling 1-800-824-0335.
The Acquired Funds' annual and semiannual        Incorporated by reference into this proxy
reports to shareholders.                         statement and prospectus.
------------------------------------------------
A statement of additional information dated
November 1, 2001. It contains additional
information about the Acquired Funds and the
Acquiring Funds.
---------------------------------------------------------------------------------------------
To ask questions about this proxy statement      Call our toll-free telephone
and prospectus.                                  number: 1-800-824-0335.
---------------------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is November 1, 2001.

                                TABLE OF CONTENTS

                                                                            Page

INTRODUCTION.............................................................      4
PROPOSAL 1 - V.A. CORE EQUITY FUND.......................................      5
 Summary.................................................................      5
 Investment Risks........................................................     11
 Proposal to Approve the Agreement and Plan of Reorganization............     12
PROPOSAL 2 - V.A. LARGE CAP GROWTH FUND..................................     14
 Summary.................................................................     14
 Investment Risks........................................................     20
 Proposal to Approve the Agreement and Plan of Reorganization............     21
PROPOSAL 3 - V.A. 500 INDEX FUND.........................................     23
 Summary.................................................................     23
 Investment Risks........................................................     28
 Proposal to Approve the Agreement and Plan of Reorganization............     28
PROPOSAL 4 - V.A. INTERNATIONAL FUND.....................................     30
 Summary.................................................................     30
 Investment Risks........................................................     35
 Proposal to Approve the Agreement and Plan of Reorganization............     36
PROPOSAL 5 - V.A. MID CAP GROWTH FUND....................................     38
 Summary.................................................................     38
 Investment Risks........................................................     43
 Proposal to Approve the Agreement and Plan of Reorganization............     43
PROPOSAL 6 - V.A. SMALL CAP GROWTH FUND..................................     45
 Summary.................................................................     45
 Investment Risks........................................................     50
 Proposal to Approve the Agreement and Plan of Reorganization............     50
PROPOSAL 7 - V.A. Bond Fund..............................................     52
 Summary.................................................................     52
 Investment Risks........................................................     57
 Proposal to Approve the Agreement and Plan of Reorganization............     57
PROPOSAL 8 - V.A. MONEY MARKET FUND......................................     59
 Summary.................................................................     59
 Investment Risks........................................................     64
 Proposal to Approve the Agreement and Plan of Reorganization............     65
FURTHER INFORMATION ON EACH REORGANIZATION...............................     66
CAPITALIZATION...........................................................     67
ADDITIONAL INFORMATION ABOUT
 THE FUNDS' BUSINESSES...................................................     69
BOARDS' EVALUATION AND RECOMMENDATION ...................................     69
VOTING RIGHTS AND REQUIRED VOTE .........................................     70
INFORMATION CONCERNING THE MEETING.......................................     70
OWNERSHIP OF SHARES OF THE FUNDS.........................................     72
EXPERTS..................................................................     73
AVAILABLE INFORMATION....................................................     74
EXHIBIT A - Form of Agreement and Plan of Reorganization.................     75

                                   APPENDICES

A.       BASIC INFORMATION ABOUT THE FUNDS (attached to this document).
B. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: DECEMBER 31, 2000 (attached to this document).

                                  INTRODUCTION

This proxy statement and prospectus is being used by the Acquired Funds' Board of Trustees to solicit proxies to be voted at a special meeting of each Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Funds, as described in the table below:

    -----------------------------------------------------------------------------------
                          Acquired Fund                      Acquiring Fund
    -----------------------------------------------------------------------------------
    Proposal 1            V.A. Core Equity Fund              Growth & Income Fund
    -----------------------------------------------------------------------------------
    Proposal 2            V.A. Large Cap Growth  Fund        Growth & Income Fund
    -----------------------------------------------------------------------------------
    Proposal 3            V.A. 500 Index Fund                Equity Index Fund
    -----------------------------------------------------------------------------------
    Proposal 4            V.A. International Fund            International Equity Fund
    -----------------------------------------------------------------------------------
    Proposal 5            V.A. Mid Cap Growth Fund           Fundamental Growth Fund
    -----------------------------------------------------------------------------------
    Proposal 6            V.A. Small Cap Growth Fund         VST Small Cap Growth Fund
    -----------------------------------------------------------------------------------
    Proposal 7            V.A. Bond Fund                     Active Bond Fund
    -----------------------------------------------------------------------------------
    Proposal 8            V.A. Money Market Fund             VST Money Market Fund
    -----------------------------------------------------------------------------------

Who is Eligible to Vote?

Shareholders of record on September 20, 2001 (record date) are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. As of the record date, the insurance companies, on behalf of the separate accounts, were shareholders of record of the Acquired Funds. The insurance companies will vote shares of the Acquired Funds held by them in accordance with voting instructions received from contract owners for whose accounts the shares are held. The enclosed voting instruction card will be used by the insurance companies to receive voting instructions from contract owners. The notice of meeting, the proxy card (voting instruction card), the proxy statement and prospectus are being mailed to the insurance companies and contract owners on or about November 1, 2001.

Summary of each Proposal

For each proposal, this proxy statement and prospectus includes a summary of more complete information appearing later in the proxy statement. You should read the entire proxy statement, Appendices A and B, and Exhibit A carefully, because they contain details that are not in the summary. You can obtain information about rights of a holder of a variable contract from your Annuity Prospectus.

                                   PROPOSAL 1
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
                 V.A. CORE EQUITY FUND AND GROWTH & INCOME FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. Core Equity Fund and Growth & Income Fund. Under this Agreement, V.A. Core Equity Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Core Equity Fund. Growth & Income Fund would also assume V.A. Core Equity Fund's liabilities. V.A. Core Equity Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. Core Equity Fund to Growth & Income Fund

----------------------------------------------------------------------------------------------------------------
                                      V.A. Core Equity                           Growth & Income
----------------------------------------------------------------------------------------------------------------
Business:                   A diversified series of John Hancock     A non-diversified series of John Hancock
                            Declaration Trust. The trust is an       Variable Series Trust I.  The trust is an
                            open-end investment company organized    open-end investment company organized as a
                            as a Massachusetts business trust.       Massachusetts business trust.
----------------------------------------------------------------------------------------------------------------
Net assets as of June 30,   $41.1 million.                           $2,799.9 million.
2001:
----------------------------------------------------------------------------------------------------------------
Investment adviser and      Investment Adviser:                      Investment Adviser:
portfolio managers:         John Hancock Advisers, Inc.              John Hancock Life Insurance Company

                            Subadviser:                              Subadviser:
                            Independence Investment LLC              Independence Investment LLC

                            -A subsidiary of John Hancock            Portfolio Managers:
                            Financial Services, Inc.                 Investment team overseen by:
                            -Founded in 1982
                            -Supervised by the adviser               Paul F. McManus
                                                                     -Senior Vice President of subadviser
                            Portfolio Managers:                      -Joined team in 1996
                                                                     -Joined subadviser in 1982
                            Team responsible for day-to-day
                            investment management                    Subadviser:
                                                                     Putnam Investment Management LLC
                                                                     -Managing since 1937
                                                                     -Managing fund since November, 2000

                                                                     Portfolio Managers:
                                                                     Investment team overseen by:

                                                                     C. Beth Cotner, CFA
                                                                     -Managing Director and Chief Investment
                                                                     Officer of subadviser
                                                                     -Joined subadviser in 1995
                                                                     -Began career in 1976
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                     V.A. Core Equity Fund                        Growth & Income Fund
----------------------------------------------------------------------------------------------------------------
Investment objective:  The fund seeks above average total return   The fund is a non-diversified large and
                       (capital appreciation plus income).  This   mid cap stock fund that seeks income and
                       objective can be changed without            long-term capital appreciation.  This
                       shareholder approval.                       objective can be changed without
                                                                   shareholder approval.
---------------------- ------------------------------------------- --------------------------------------------
Primary investments:   The fund invests at least 65% of assets     The fund invests primarily in a
                       in a diversified portfolio of equities      diversified mix of common stocks of large
                       which are primarily large capitalization    and mid-sized U.S. companies.  The fund
                       stocks.  In normal market conditions, the   employs two subadvisers, Independence and
                       fund is almost entirely invested in         Putnam, each of which employs its own
                       stocks.  The fund's risk profile is         investment approach and independently
                       similar to that of the Standard & Poor's    manages its portion of the fund.
                       500 Index.                                  Independence normally invests in 80 to 160
                                                                   stocks, with at least 65% (usually higher) of
                                                                   its assets in large cap companies. Putnam
                                                                   normally invests in 65 to 110 stocks, with
                                                                   at least 65% (usually higher) of its assets
                                                                   in large and mid cap companies.
---------------------- ----------------------------------------------------------------------------------------
Foreign securities:    The Fund may invest in foreign securities which are U.S. dollar-denominated.
---------------------- ------------------------------------------- --------------------------------------------
Diversification:       The fund is diversified and, with respect   The fund is non-diversified and can invest
                       to 75% of total assets, cannot invest       more than 5% of total assets in securities
                       more than 5% of total assets in             of a single issuer.
                       securities of a single issuer.
---------------------- ------------------------------------------- --------------------------------------------
Initial public         Not applicable.                             The fund may invest in IPOs.
offerings ("IPOs"):
---------------------- ----------------------------------------------------------------------------------------
Derivatives:           The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities).
---------------------- -------------------------------------------- -------------------------------------------
Temporary defensive    In abnormal market conditions, the fund      In abnormal market conditions, the fund
positions:             may temporarily invest more than 35% of      may take temporary defensive measures -
                       assets in investment-grade short-term        such as holding unusually large amounts
                       securities.  In these and other cases, the   of cash and cash equivalents - that are
                       fund might not achieve its goal.             inconsistent with the fund's primary
                                                                    investment strategy.  In taking those
                                                                    measures, the fund may not achieve its
                                                                    investment goal.
---------------------- -------------------------------------------- -------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Core Equity Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.70%
      Other expenses                                          0.17%
      Total fund operating expenses                           0.87%
      Expense reimbursement (1)                               0.00%
      Actual operating expenses                               0.87%

Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $89       $278       $483         $1075

(1) V.A. Core Equity Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 5/1/02.

Growth & Income Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.67%
      Other expenses                                          0.12%
      Total fund operating expenses                           0.79%
      Expense reimbursement (1)                               0.02%
      Actual operating expenses                               0.77%

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $79       $246       $428          $954

Pro Forma Expense Table

The board of trustees of another John Hancock fund, V.A. Large Cap Growth Fund, has recommended that V.A. Large Cap Growth Fund also reorganize into Growth & Income Fund. The reorganization of V.A. Core Equity Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Large Cap Growth Fund occurs. Your trustees do not expect the total expenses paid by Growth & Income Fund to increase if both reorganizations do occur.

The next two expense tables show the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Core Equity Fund, but not V.A. Large Cap Growth Fund, occurred on June 30, 2000 or (2) that a reorganization with both V.A. Core Equity Fund and V.A. Large Cap Growth Fund occurred on June 30, 2000. The expenses shown in the table for V.A. Core Equity Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The pro forma examples are for comparison purposes only and are not a representation of Growth & Income Fund's actual expenses or returns, either past or future.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with V.A. Core Equity Fund only)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.67%
      Other expenses                                          0.12%
      Total fund operating expenses                           0.79%
      Expense reimbursement (1)                               0.02%
      Actual operating expenses                               0.77%

Pro Forma Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $79       $246       $427          $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with both V.A. Core Equity Fund and V.A. Large Cap Growth Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.67%
      Other expenses                                          0.12%
      Total fund operating expenses                           0.79%
      Expense reimbursement (2)                               0.02%
      Actual operating expenses                               0.77%

Pro Forma Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $79       $246       $427          $953

(2) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Core Equity Fund will transfer all of its assets to Growth & Income Fund. Growth & Income Fund will assume V.A. Core Equity Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Growth & Income Fund will issue to V.A. Core Equity Fund shares in an amount equal to the aggregate net asset value of V.A. Core Equity Fund's shares. These shares will be distributed immediately to V.A. Core Equity Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Core Equity Fund will end up as shareholders of Growth & Income Fund.

      o After the reorganization is over, V.A. Core Equity Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Core Equity Fund.

The following diagram shows how the reorganization would be carried out.

         V. A. Core Equity               V. A. Core Equity Fund              Growth & Income
         Fund transfers assets           assets and liabilities              Fund receives assets
         and liabilities to Growth       ----------->----------              and assumes liabilities
         & Income Fund                                                       of V.A. Core Equity
                                                                             Fund

         Shareholders                    -----------<----------              Issues Shares

                  V.A. Core Equity Fund receives Growth & Income Fund shares and and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Core Equity Fund--0.70% and Growth & Income Fund 0.67%. Growth & Income Fund's management fee rate of Fund 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Core Equity Fund's management fee rate of 0.70%. V.A. Core Equity Fund's gross total annual operating expenses of 0.87% are substantially higher than those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Core Equity Fund's total annual operating expenses (0.87%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Core Equity Fund's gross total annual operating expenses (0.87%) and net total annual operating expenses (0.87%).

     Investment management fees as a percentage of average daily net assets.

V.A. Core Equity     0.70%   Growth & Income     0.71% on first $150 million
                                                 0.69% on next $150 million
                                                 0.67% in excess of $300 million

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

---------------------------------------------------------------------------------------------------------------------------------
                                            V.A. Core Equity Fund                          Growth & Income Fund
---------------------------------------------------------------------------------------------------------------------------------
------------------------------- --------------------------------------------------------------------------------------------
Stock market risk               The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------- --------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- ---------------------------------------------- ---------------------------------------------
Investment category risk        The large capitalization stocks in which the    The large and medium capitalization stocks
                                fund primarily invests could fall out of        in which the fund primarily invests could
                                favor with the market, causing the fund to      fall out of favor with the market, causing
                                underperform funds that focus on small or       the fund to underperform funds that focus
                                medium capitalization stocks.                   on small capitalization stocks.
------------------------------- ---------------------------------------------- ---------------------------------------------
Non-diversification risk        Not applicable.                                 The fund's larger positions in individual
                                                                                companies could lead to more volatile
                                                                                performance relative to more diversified
                                                                                funds.  The less diversified the fund's
                                                                                holdings are, the more a specific stock's
                                                                                poor performance is likely to hurt the
                                                                                fund's performance.
------------------------------- --------------------------------------------------------------------------------------------
Small and medium                The fund's investments in small or medium companies may be subject to capitalization
capitalization                  larger and more erratic price movements than investments in large capitalization companies.
company risk
------------------------------- ---------------------------------------------- ---------------------------------------------
Initial public offering (IPO)   Not applicable.                                 A significant part of the fund's return may
risk                                                                            at times be attributable to investments in
                                                                                IPOs. Many IPO stocks are issued by, and involve the
                                                                                risks associated with, small and medium
                                                                                capitalization companies.
------------------------------- --------------------------------------------------------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
------------------------------- --------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Turnover risk                   In general, the greater the volume of buying and selling by a fund (and the higher its
                                "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------- --------------------------------------------------------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Core Equity Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Core Equity Fund's liabilities. This will result in the addition of V.A. Core Equity Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Growth & Income Fund will issue to V.A. Core Equity Fund shares in an amount equal to the aggregate net asset value of V.A. Core Equity Fund's shares. As part of the liquidation of V.A. Core Equity Fund, these shares will be distributed immediately to shareholders of record of V.A. Core Equity Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Core Equity Fund will end up as shareholders of Growth & Income Fund.

      o After the reorganization is over, the existence of V.A. Core Equity Fund will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees of V.A. Core Equity Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Core Equity Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. Core Equity Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Growth & Income Fund has a larger asset size than V.A. Core Equity Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Growth & Income Fund shares have performed similarly to V.A. Core Equity Fund shares over the life of both funds. While past performance cannot predict future results, the Trustees believe that Growth & Income Fund is better positioned than V.A. Core Equity Fund to generate strong returns because of its ability to choose from a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Core Equity Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, Growth & Income Fund's total expenses are lower than V.A. Core Equity Fund's total expenses. As a result of the reorganization, shareholders of V.A. Core Equity Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The Trustees believe that Growth & Income Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Growth & Income Fund is a larger fund than V.A. Core Equity Fund, the Trustees believe that the addition of V.A. Core Equity Fund's assets may add to the diversification of Growth & Income Fund's overall portfolio and therefore provide an economic benefit to Growth & Income Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Core Equity Fund is higher than the rate paid by Growth & Income Fund. Growth & Income Fund's management fee rate of 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Core Equity Fund's management fee rate of 0.70%.

V.A. Core Equity Fund's gross total annual operating expenses of 0.87% are substantially higher that those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Core Equity Fund's total annual operating expenses (0.87%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Core Equity Fund's gross total annual operating expenses (0.87%) and net total annual operating expenses (0.87%).

The Trustees do not believe, given V.A. Core Equity Fund's current size and historical growth rate, that V.A. Core Equity Fund will grow to an asset size that would allow V.A. Core Equity Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. Core Equity Fund will reach an asset size which will allow V.A. Core Equity Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Core Equity Fund and Growth & Income Fund.

                                   PROPOSAL 2
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
               V.A. LARGE CAP GROWTH FUND AND GROWTH & INCOME FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. Large Cap Growth Fund and Growth & Income Fund. Under this Agreement, V.A. Large Cap Growth Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Large Cap Growth Fund. Growth & Income Fund would also assume V.A. Large Cap Growth Fund's liabilities. V.A. Large Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. Large Cap Growth Fund to Growth & Income Fund

-------------------------------------------------------------------------------------------------------------------
                                  V.A. Large Cap Growth                          Growth & Income
-------------------------------------------------------------------------------------------------------------------
Business:                   A diversified series of John Hancock     A non-diversified series of John Hancock
                            Declaration Trust. The trust is an       Variable Series Trust I. The trust is an
                            open-end investment company organized    open-end investment company organized as a
                            as a Massachusetts business trust.       Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of June 30,   $6.3 million.                            $2,800.0 million.
2001:
-------------------------------------------------------------------------------------------------------------------
Investment adviser and      Investment Adviser:                      Investment Adviser:
portfolio managers:         John Hancock Advisers, Inc.              John Hancock Life Insurance Company

                            Portfolio Managers:                      Subadviser:
                                                                     Independence Investment LLC
                            William L. Braman
                            -Executive Vice President and            Portfolio Managers:
                            Chief Investment Officer of adviser      Investment team overseen by:
                            -Joined fund team in 2000
                            -Joined adviser in 2000                  Paul F. McManus
                            -Began business career in 1977           -Senior Vice President of subadviser
                                                                     -Joined team in 1996
                            Robert J. Uek, CFA                       -Joined subadviser in 1982
                            -Vice President of adviser
                            -Joined fund team in 2000                Subadviser:
                            -Joined adviser in 1997                  Putnam Investment Management LLC
                            -Began business career in 1990           -Managing since 1937
                                                                     -Managing fund since November, 2000
                            Paul J. Berlinguet
                            -Vice President of adviser               Portfolio Managers:
                            -Joined fund team in 2001                Investment team overseen by:
                            -Joined adviser in 2001
                            -Began business career in 1986           C. Beth Cotner, CFA
                                                                     -Managing Director and Chief Investment
                                                                     Officer of subadviser
                                                                     -Joined subadviser in 1995
                                                                     -Began career in 1976
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  V.A. Large Cap Growth Fund                     Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------
Investment objective:      The fund seeks long-term capital            The fund is a non-diversified large and mid
                           appreciation.  This objective can be        cap stock fund that seeks income and
                           changed without shareholder approval.       long-term capital appreciation.  This
                                                                       objective can be changed without
                                                                       shareholder approval.
-------------------------- ------------------------------------------- ---------------------------------------------
Primary investments:       The fund invests at least 65% of assets     The fund invests primarily in a diversified
                           in stocks of large capitalization           mix of common stocks of large and mid-sized
                           companies (companies in the                 U.S. companies.  The fund employs two
                           capitalization range of the Russell Top     subadvisers, Independence and Putnam, each
                           200 Growth Index, which was $___ million    of which employs its own investment
                           to $___ billion as of September 30,         approach and independently manages its
                           2001).  The fund generally invests in a     portion of the fund.  Independence normally
                           diversified portfolio of U.S. companies.    invests in 80 to 160 stocks, with at least
                           The managers favor companies for which      65% (usually higher) of its assets in large cap
                           they project an above-average growth rate.  companies. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its
                                                                       assets in large and mid cap companies.
-------------------------- -----------------------------------------------------------------------------------------
Preferred stocks:          The fund may invest in preferred stocks and other types of equity securities.
-------------------------- ------------------------------------------- ---------------------------------------------
Foreign securities:        The Fund may invest up to 15% of assets     The fund may invest in foreign securities
                           in foreign securities.                      that are U.S. dollar-denominated.
-------------------------- ------------------------------------------- ---------------------------------------------
Diversification:           The fund is diversified and, with respect   The fund is non-diversified and can invest
                           to 75% of total assets, cannot invest       more than 5% of assets in securities on a
                           more than 5% of total assets in             single issuer.
                           securities of a single issuer.
-------------------------- ------------------------------------------- ---------------------------------------------
Initial public offerings   Not applicable.                            The fund may invest in IPOs.
("IPOs"):
-------------------------- ------------------------------------------ ---------------------------------------------
Derivatives:               The fund may make limited use of certain   The fund may make limited use of certain
                           derivatives (investments whose value is    derivatives (investments whose value is
                           based on indices, securities, or           based on indices or other securities).
                           currencies).
-------------------------- ------------------------------------------ ---------------------------------------------
Temporary defensive        In abnormal market conditions, the fund    In abnormal market conditions, the fund may
positions:                 may temporarily invest extensively in      take temporary defensive measures - such as
                           investment-grade short-term securities.    holding unusually large amounts of cash and
                           In these and other cases, the fund might   cash equivalents - that are inconsistent
                           not achieve its goal.                      with the fund's primary investment
                                                                      strategy.  In taking those measures, the
                                                                      fund may not achieve its investment goal.
-------------------------- ------------------------------------------ ---------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Large Cap Growth Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.75%
      Other expenses                                          0.31%
      Total fund operating expenses                           1.06%
      Expense reimbursement (1)                               0.06%
      Actual operating expenses                               1.00%

Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period          $102       $320       $555        $1,229

(1) V.A. Large Cap Growth Fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% until 5/1/02.

Growth & Income Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.67%
      Other expenses                                          0.12%
      Total fund operating expenses                           0.79%
      Expense reimbursement (1)                               0.02%
      Actual operating expenses                               0.77%

Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $79       $246       $427          $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Tables

The board of trustees of another John Hancock fund, V.A. Core Equity Fund, has recommended that V.A. Core Equity Fund also reorganize into Growth & Income Fund. The reorganization of V.A. Large Cap Growth Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Core Equity Fund occurs. Your trustees do not expect the total expenses paid by Growth & Income Fund to increase if both reorganizations do occur.

The next two expense tables show the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Large Cap Growth Fund, but not V.A. Core Equity Fund, occurred on June 30, 2000 or (2) that a reorganization with both V.A. Large Cap Growth Fund and V.A. Core Equity Fund occurred on June 30, 2000. The expenses shown in the table for V.A. Large Cap Growth Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The pro forma examples are for comparison purposes only and are not a representation of Growth & Income Fund's actual expenses or returns, either past or future.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with V.A. Large Cap Growth Fund only)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.67%
      Other expenses                                          0.12%
      Total fund operating expenses                           0.79%
      Expense reimbursement (1)                               0.02%
      Actual operating expenses                               0.77%

Pro Forma Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $79       $246       $427          $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with both V.A. Large Cap Growth Fund and V.A. Core Equity Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                     0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                     none
      Maximum deferred sales charge                            none
      Redemption fee                                           none
      Exchange fee                                             none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                          0.67%
      Other expenses                                          0.12%
      Total fund operating expenses                           0.79%
      Expense reimbursement (1)                               0.02%
      Actual operating expenses                               0.77%

Pro Forma Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $79       $246       $427          $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Large Cap Growth Fund will transfer all of its assets to Growth & Income Fund. Growth & Income Fund will assume V.A. Large Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Growth & Income Fund will issue to V.A. Large Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Large Cap Growth Fund's shares. These shares will be distributed immediately to V.A. Large Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Large Cap Growth Fund will end up as shareholders of Growth & Income Fund.

      o After the reorganization is over, V.A. Large Cap Growth Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Large Cap Growth Fund.

The following diagram shows how the reorganization would be carried out.

         V.A. Large Cap Growth           V.A. Large Cap Growth Fund          Growth & Income
         Fund transfers assets             assets and liabilities            Fund receives assets
         and liabilities to Growth       ------------->-------------         and assumes liabilities
         & Income Fund                                                       of V.A. Large Cap Growth
                                                                             Fund

         Shareholders                    -------------<-------------         Issues Shares

                  V.A. Large Cap Growth Fund receives Growth & Income Fund shares and and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Large Cap Growth Fund--0.75% and Growth & Income Fund 0.67%. Growth & Income Fund's management fee rate of 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Large Cap Growth Fund's management fee rate of 0.75%. V.A. Large Cap Growth Fund's gross total annual operating expenses of 1.06% are substantially higher that those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Large Cap Growth Fund's total annual operating expenses (1.00%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Large Cap Growth Fund's gross total annual operating expenses (1.06%) and net total annual operating expenses (1.00%).

     Investment advisory fees as a percentage of average daily net assets.

V.A. Large Cap Growth 0.75%      Growth & Income 0.71% on first $150 million
                                                 0.69% on next $150 million
                                                 0.67% in excess of $300 million

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

---------------------------------------------------------------------------------------------------------------------------------
                                         V.A. Large Cap Growth Fund                            Growth & Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Stock market risk               The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------- ------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- --------------------------------------------- --------------------------------------------
Investment category risk        The large capitalization stocks in which      The large and medium capitalization stocks
                                the fund primarily invests could fall out     in which the fund primarily invests could
                                of favor with the market, causing the fund    fall out of favor with the market, causing
                                to underperform funds that focus on small     the fund to underperform funds that focus
                                or medium capitalization stocks.              on small capitalization stocks.
------------------------------- --------------------------------------------- --------------------------------------------
Non-diversification risk        Not applicable.                               The fund's larger positions in individual
                                                                              companies could lead to more volatile
                                                                              performance relative to more diversified
                                                                              funds.  The less diversified the fund's
                                                                              holdings are, the more a specific stock's
                                                                              poor performance is likely to hurt the
                                                                              fund's performance.
------------------------------- --------------------------------------------- --------------------------------------------
Small and medium                The fund's investments in small or medium capitalization companies may be subject to
capitalization company risk     larger and more erratic price movements than investments in large capitalization companies.
------------------------------- ------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                         V.A. Large Cap Growth Fund                             Growth & Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Initial public offering (IPO)   Not applicable.                               A significant part of the fund's
risk                                                                          return may at times be attributable to
                                                                              investments in IPOs. Many IPO
                                                                              stocks are issued by, and involve
                                                                              the risks associated with, small
                                                                              and medium capitalization
                                                                              companies.
------------------------------- --------------------------------------------- --------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
------------------------------- ------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- ------------------------------------------------------------------------------------------
Turnover risk                   In general, the greater the volume of buying and selling by a fund (and the higher its
                                "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------- ------------------------------------------------------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Large Cap Growth Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Large Cap Growth Fund's liabilities. This will result in the addition of V.A. Large Cap Growth Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Growth & Income Fund will issue to V.A. Large Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Large Cap Growth Fund's shares. As part of the liquidation of V.A. Large Cap Growth Fund, these shares will be distributed immediately to shareholders of record of V.A. Large Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Large Cap Growth Fund will end up as shareholders of Growth & Income Fund.

      o After the reorganization is over, the existence of V.A. Large Cap Growth Fund will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees of V.A. Large Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Large Cap Growth Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. Large Cap Growth Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Growth & Income Fund has a larger asset size than V.A. Large Cap Growth Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Growth & Income Fund shares have performed better than V.A. Large Cap Growth Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that Growth & Income Fund is better positioned than V.A. Large Cap Growth Fund to generate strong returns because of its ability to choose from a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Large Cap Growth Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, Growth & Income Fund's total expenses are lower than V.A. Large Cap Growth Fund's total expenses. As a result of the reorganization, shareholders of V.A. Large Cap Growth Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The Trustees believe that Growth & Income Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Growth & Income Fund is a larger fund than V.A. Large Cap Growth Fund, the Trustees believe that the addition of V.A. Large Cap Growth Fund's assets may add to the diversification of Growth & Income Fund's overall portfolio and therefore provide an economic benefit to Growth & Income Fund and its shareholders without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Large Cap Growth Fund is higher than the rate paid by Growth & Income Fund. Growth & Income Fund's management fee rate of 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Large Cap Growth Fund's management fee rate of 0.75%.

V.A. Large Cap Growth Fund's gross total annual operating expenses of 1.06% are substantially higher that those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Large Cap Growth Fund's total annual operating expenses (1.00%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Large Cap Growth Fund's gross total annual operating expenses (1.06%) and net total annual operating expenses (1.00%).

V.A. Large Cap Growth Fund has not increased its asset size. The Trustees do not believe, given V.A. Large Cap Growth Fund's current size and historical growth rate, that V.A. Large Cap Growth Fund will grow to an asset size that would allow V.A. Large Cap Growth Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. Large Cap Growth Fund will reach an asset size which will allow V.A. Large Cap Growth Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Large Cap Growth Fund and Growth & Income Fund.

                                   PROPOSAL 3
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
                    V.A. 500 INDEX FUND AND EQUITY INDEX FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. 500 Index Fund and Equity Index Fund . Under this Agreement, V.A. 500 Index Fund would transfer all of its assets to Equity Index Fund in exchange for shares of Equity Index Fund. These shares would be distributed proportionately to the shareholders of V.A. 500 Index Fund. Equity Index Fund would also assume V.A. 500 Index Fund's liabilities. V.A. 500 Index Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. 500 Index Fund to Equity Index Fund

------------------------------------------------------------------------------------------------------------------------
                                      V.A. 500 Index Fund                            Equity Index Fund
------------------------------------------------------------------------------------------------------------------------
Business:                     The fund is a diversified series of   The fund is a diversified series of John Hancock
                              John Hancock Declaration Trust.       Variable Series Trust I. The trust is an open-end
                              The trust is an open-end investment   investment management company organized as a
                              company organized as a                Massachusetts Business Trust.
                              Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------
Net assets as of June 30,     $18.4 million.                        $539.1 million.
2001:
------------------------------------------------------------------------------------------------------------------------
Investment adviser and        Investment adviser:                   Investment adviser:
portfolio managers:           John Hancock Advisers, Inc.           John Hancock Life Insurance Company

                              Portfolio manager:                    Subadviser:
                                                                    SSgA Funds Management, Inc.
                              James D. Schantz, CFA
                              -Vice President of adviser            Portfolio Managers:
                              -Joined fund team in 2000
                              -Joined adviser in 1998               John A. Tucker
                              -Began business career in 1970        -Principal of Subadviser
                                                                    -Joined subadviser in 1988

                                                                    James B. May
                                                                    -Principal of Subadviser
                                                                    -Joined subadviser in 1989
------------------------------------------------------------------------------------------------------------------------
Investment objective:       The fund seeks to provide investment      The fund is a stock fund that seeks to
                            results that correspond to the total      track the performance of the S&P 500
                            return performance of the Standard &      Index, which emphasizes the stocks of
                            Poor's 500 Stock Price Index.  This       large U.S. companies.  This objective can
                            objective can be changed without          be changed without shareholder approval.
                            shareholder approval.
--------------------------- ----------------------------------------- -------------------------------------------
Primary investments:        The fund normally invests at least 80%    The fund normally invests in all stocks
                            of assets in common stocks of S&P 500     included in the Index.  The manager
                            companies in approximately the same       employs a passive management strategy by
                            proportions as they are represented in    normally investing in each stock in
                            the index.  The fund is passively         roughly the same proportion as
                            managed.  Under normal circumstances,     represented in the Index.  The fund is
                            the fund is fully invested - directly     normally fully invested.
                            or through futures and options
                            contracts - in all 500 stocks
                            represented in the index.  The fund
                            normally maintains less than 1% of
                            assets in cash or cash equivalents.
--------------------------- -------------------------------------------------------------------------------------
Exchange traded funds:      The fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and other exchange traded funds designed to track the S&P 500 Index.
--------------------------- -------------------------------------------------------------------------------------
Foreign securities:         The fund may invest in U.S. dollar-denominated foreign securities.
--------------------------- -------------------------------------------------------------------------------------
Diversification:            The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
--------------------------- -------------------------------------------------------------------------------------
Derivatives:                The fund may invest in certain derivatives (investments whose value is based on indices or other securities) to maintain market exposure and manage cash flow.
--------------------------- -------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. 500 Index Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee(1)                                                 0.35%
      Other expenses                                                    0.74%
      Total fund operating expenses                                     1.09%
      Expense reimbursement (2)(1)                                      0.74%
      Actual operating expenses                                         0.35%

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                   $36       $113       $197          $445

(1) The adviser has agreed to limit the management fee to 0.10% at least until 4/30/02.

(2) V.A. 500 Index Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until 4/30/02.

Equity Index Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.13%
      Other expenses                                                    0.04%
      Total fund operating expenses                                     0.17%
      Expense reimbursement (1)                                         0.00%
      Actual operating expenses                                         0.17%

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                   $17        $55        $96          $217

(1) Equity Index Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The following expense table shows the pro forma expenses of Equity Index Fund assuming that a reorganization with V.A. 500 Index Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Equity Index Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of Equity Index Fund's actual expenses or returns, either past or future.

Equity Index Fund (PRO FORMA)
(Assuming reorganization with V.A. 500 Index Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.13%
      Other expenses                                                    0.04%
      Total fund operating expenses                                     0.17%
      Expense reimbursement (1)                                         0.00%
      Actual operating expenses                                         0.17%

Pro Forma Example

                                      Year 1     Year 3     Year 5       Year 10

      At end of period                   $17        $55        $96          $217

(1) Equity Index Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. 500 Index Fund will transfer all of its assets to Equity Index Fund. Equity Index Fund will assume V.A. 500 Index Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Equity Index Fund will issue to V.A. 500 Index Fund shares in an amount equal to the aggregate net asset value of V.A. 500 Index Fund's shares. These shares will be distributed immediately to V.A. 500 Index Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. 500 Index Fund will end up as shareholders of Equity Index Fund.

      o After the reorganization is over, V.A. 500 Index Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the V.A. 500 Index Fund.

The following diagram shows how the reorganization would be carried out.

      V. A. 500 Index                     V. A. 500 Index Fund           Equity Index
      Fund transfers assets              assets and liabilities          Fund receives assets
      and liabilities to Equity          ----------->----------          and assumes liabilities
      Index Fund                                                         of V.A. 500 Index
                                                                         Fund

      Shareholders                       -----------<----------          Issues Shares

            V.A. 500 Index Fund receives Equity Index Fund shares and and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. 500 Index Fund--0.35% (before the Advisers agreement to limit the management fee to 0.10% at least until April 30, 2002) and Equity Index Fund 0.13%. Equity Index Fund's management fee rate of 0.13% and its pro forma management fee rate of 0.13% are less than V.A. 500 Index Fund's gross management fee rate of 0.35%. V.A. 500 Index Fund's gross total annual operating expenses of 1.09% are substantially higher than those of Equity Index Fund which are 0.17%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. 500 Index Fund's total annual operating expenses (0.35%) are higher than those of Equity Index Fund (0.17%). After the reorganization, Equity Index Fund's pro forma total annual operating expenses (0.17%) are less than those of V.A. 500 Index Fund's gross total annual operating expenses (1.09%) and net total annual operating expenses (0.35%).

     Investment advisory fees as a percentage of average daily net assets.

V.A. 500 Index 0.35%*            Equity Index    0.15% on first $75 million
                                                 0.14% on next $50 million
                                                 0.13% in excess of $125 million

*Fee limited to 0.10% until 5/1/02.

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

----------------------------------------------------------------------------------------------------------------------
                                V.A. 500 Index Fund                       Equity Index Fund
----------------------------------------------------------------------------------------------------------------------
Stock market risk               The value of securities in the fund may go down in response to overall stock market movements.  Markets tend to move in cycles, with periods of rising prices and periods of falling prices.  Stocks tend to go up and down in value more than bonds.  As an index fund, the fund will be less able than most funds to take defensive positions in abnormal market conditions.  If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------- ------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- ------------------------------------------------------------------------------------------
Investment category risk        The large capitalization stocks that make up the Standard & Poor's 500 Stock
                                Price Index and in which the fund primarily invests could fall out of favor with the market.
                                This would cause the fund to underperform funds that focus on small or medium capitalization stocks.
------------------------------- ------------------------------------------------------------------------------------------
Index replication risk          Certain investment practices may cause the fund's composition and performance to deviate from those of the index.

                                o The securities selected by the manager may not be fully representative of the index.

                                o Transaction costs may reduce the fund's performance below that of the index.

                                o The size and timing of the fund's cash flows may cause its performance to differ from that of the index.

                                o The relative proportions of stocks in the fund's portfolio could drift overtime, which could increase tracking error.
------------------------------- ------------------------------------------------------------------------------------------
Correlation risk                The performance of S&P index-based futures,   The performance of S&P index-based futures
                                options and exchange traded funds may         and options may correlate less closely
                                correlate less closely than direct stock      than direct stock investments with the
                                investments with the performance of the       performance of the index.
                                index.
------------------------------- --------------------------------------------- --------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- ------------------------------------------------------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. 500 Index Fund will transfer all of its assets to Equity Index Fund and Equity Index Fund will assume all of V.A. 500 Index Fund's liabilities. This will result in the addition of V.A. 500 Index Fund's assets to Equity Index Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Equity Index Fund will issue to V.A. 500 Index Fund shares in an amount equal to the aggregate net asset value of V.A. 500 Index Fund's shares. As part of the liquidation of V.A. 500 Index Fund, these shares will be distributed immediately to shareholders of record of V.A. 500 Index

            Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. 500 Index Fund will end up as shareholders of Equity Index Fund.

      o After the reorganization is over, the existence of V.A. 500 Index Fund will be terminated.

Reasons for the Proposed Reorganization.

The Board of Trustees of V.A. 500 Index Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. 500 Index Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. 500 Index Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Equity Index Fund has a larger asset size than V.A. 500 Index Fund. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Equity Index Fund shares have performed better than V.A. 500 Index Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that Equity Index Fund is better positioned than V.A. 500 Index Fund to continue to generate strong returns.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. 500 Index Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, Equity Index Fund's total expenses are lower than V.A. 500 Index Fund's total expenses. As a result of the reorganization, shareholders of V.A. 500 Index Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The Trustees believe that Equity Index Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Equity Index Fund is a larger fund than V.A. 500 Index Fund, the Trustees believe that the addition of V.A. 500 Index Fund's assets may add to the diversification of Equity Index Fund's overall portfolio and therefore provide an economic benefit to Equity Index Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. 500 Index Fund is more than the rate paid by Equity Index Fund. Equity Index Fund's management fee rate of 0.13% and its pro forma management fee rate of 0.13% are less than V.A. 500 Index Fund's management fee rate of 0.35%.

V.A. 500 Index Fund's gross total annual operating expenses of 1.09% are substantially higher that those of Equity Index Fund, which are 0.17%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. 500 Index Fund's total annual operating expenses (0.35%) are higher than those of Equity Index Fund (0.17%). After the reorganization, Equity Index Fund's pro forma total annual operating expenses (0.17%) are less than those of V.A. 500 Index Fund's gross total annual operating expenses (1.09%) and net total annual operating expenses (0.35%).

V.A. 500 Index Fund has not increased its asset size. The Trustees do not believe, given V.A. 500 Index Fund's current size and historical growth rate, that V.A. 500 Index Fund will grow to an asset size that would allow V.A. 500 Index Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. 500 Index Fund will reach an asset size which will allow V.A. 500 Index Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. 500 Index Fund and Equity Index Fund.

                                   PROPOSAL 4
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
              V.A. INTERNATIONAL FUND AND INTERNATIONAL EQUITY FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. International Fund and International Equity Fund. Under this Agreement, V.A. International Fund would transfer all of its assets to International Equity Fund in exchange for shares of International Equity Fund. These shares would be distributed proportionately to the shareholders of V.A. International Fund. International Equity Fund would also assume V.A. International Fund's liabilities. V.A. International Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. International Fund to International Equity Fund

-------------------------------------------------------------------------------------------------------------------
                                      V.A. International                         International Equity
-------------------------------------------------------------------------------------------------------------------
Business:                   A diversified series of John Hancock     A diversified series of John Hancock
                            Declaration Trust. The trust is an       Variable Series Trust I.  The trust is an
                            open-end investment company organized    open-end investment company organized as a
                            as a Massachusetts business trust.       Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of            $5.0 million.                            $21.1 million.
June 30, 2001:
-------------------------------------------------------------------------------------------------------------------
Investment adviser and      Investment Adviser:                      Investment Adviser:
portfolio managers:         John Hancock Advisers, Inc.              John Hancock Life Insurance Company

                            Subadviser:                              Subadviser:
                            Nicholas-Applegate Capital Management    Goldman Sachs Asset
                                                                     Management

                            -U.S. based team responsible for day-    -Managing since 1988
                            to-day investment management             -Managed fund since August 1999
                            -Managed fund since December 2000
                            -Founded in 1984                         Fund Managers:
                            -Supervised by the adviser               Management by investment team overseen by:
                                                                     Shogo Maeda
                                                                     -Managing director of subadviser
                                                                     -Joined subadviser in 1994

                                                                     Susan Noble
                                                                     -Managing director of subadviser
                                                                     -Joined subadviser in 1997

                                                                     Andrew Orchard
                                                                     -Executive director of subadviser
                                                                     -Joined subadviser in 1999
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                   V.A. International Fund                    International Equity Fund
--------------------------------------------------------------------------------------------------------------------
Investment objective:       The fund seeks long-term growth of      The fund is an international stock fund that
                            capital.  This objective can be         seeks long-term capital appreciation.  This
                            changed without shareholder approval.   objective can be changed without shareholder
                                                                    approval.
--------------------------- --------------------------------------- -----------------------------------------------
Primary investments:        The fund invests at least 80% of        The fund primarily invests in a diversified
                            assets in stocks of foreign             mix of common stocks of large established and
                            companies.  The fund does not           medium-sized foreign companies located
                            maintain a fixed allocation of          primarily in developed countries outside the
                            assets, either with respect to          U.S.  The fund normally invests at least 65%
                            securities type or geography.  The      of its assets in securities of non-U.S.
                            managers allocate the fund's assets     entities.  The fund invests in at least 3
                            among securities of countries that      different countries other than the U.S., but
                            are expected to provide the best        normally invests in 10 to 35 countries.  The
                            opportunities for meeting the fund's    fund normally invests in 120 to 200 stocks
                            investment objective.                   and normally has 10% or less (usually lower)
                                                                    of its assets in cash and cash equivalents.
--------------------------- ---------------------------------------------------------------------------------------
Other Investments:          The fund may invest in American Depositary Receipts ("ADRs"), European Depositary
                            Receipts ("EDRs") and Global Depositary Receipts ("GDRs").
--------------------------- --------------------------------------- -----------------------------------------------
Emerging market             The fund may invest up to 30% of        The fund will invest no more than 10% of
securities:                 assets in emerging markets.             assets in emerging market stocks.
--------------------------- --------------------------------------- -----------------------------------------------
Diversification:            The fund is diversified and cannot      The fund is diversified and, with respect to
                            invest more than 5% of total assets     75% of total assets, cannot invest more than
                            in any one security.                    5% of total assets in securities of a single
                                                                    issuer.
--------------------------- --------------------------------------- -----------------------------------------------
Initial public offerings    Not applicable.                         The fund may invest in IPOs.
("IPOs"):
--------------------------- ---------------------------------------------------------------------------------------
Derivatives:                The fund may make limited use of certain derivatives (investments whose value is based on indices, securities, or currencies).
--------------------------- ------------------------------------------- -------------------------------------------
Temporary defensive         In abnormal market conditions, the fund     In abnormal market conditions, the fund
positions:                  may temporarily invest more than 20% of     may take temporary defensive measures -
                            assets in investment-grade short-term       such as holding unusually large amounts
                            securities.  In these and other cases,      of cash and cash equivalents - that are
                            the fund might not achieve its goal.        inconsistent with the fund's primary
                                                                        investment strategy.  In taking those
                                                                        measures, the fund may not achieve its
                                                                        investment goal.
--------------------------- ------------------------------------------- -------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. International Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.90%
      Other expenses                                                    2.70%
      Total fund operating expenses                                     3.60%
      Expense reimbursement (1)                                         2.45%
      Actual operating expenses                                         1.15%

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $117       $366       $634        $1,399

(1) V.A. International Fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% until 5/1/02.

International Equity Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    1.20%
      Other expenses                                                    0.80%
      Total fund operating expenses                                     2.00%
      Expense reimbursement (1)                                         0.70%
      Actual operating expenses                                         1.30%

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $133       $413       $714        $1,571

(1) International Equity Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The following expense table shows the pro forma expenses of International Equity Fund assuming that a reorganization with V.A. International Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. International Equity Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of International Equity Fund's actual expenses or returns, either past or future.

International Equity Fund (PRO FORMA)
(Assuming reorganization with V.A. International Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    1.20%
      Other expenses                                                    0.80%
      Total fund operating expenses                                     2.00%
      Expense reimbursement (1)                                         0.70%
      Actual operating expenses                                         1.30%

Pro Forma Example

                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $132       $413       $714        $1,571

(1) International Equity Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. International Fund will transfer all of its assets to International Equity Fund. International Equity Fund will assume V.A. International Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o International Equity Fund will issue to V.A. International Fund shares in an amount equal to the aggregate net asset value of V.A. International Fund's share. These shares will be distributed immediately to V.A. International Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. International Fund will end up as shareholders of International Equity Fund.

      o After the reorganization is over, V.A. International Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. International Fund.

The following diagram shows how the reorganization would be carried out.

         V.A. International                 V.A. International Fund             International Equity
         Fund transfers assets               assets and liabilities             Fund receives assets
         and liabilities to International   ----------->------------            and assumes liabilities
         Equity Fund                                                            of V.A. International
                                                                                Fund

         Shareholders                       -----------<------------            Issues Shares

                   V.A. International Fund receives International Equity Fund shares and and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. International Fund-- 0.90% and International Equity -1.20%. International Equity Fund's management fee rate of 1.20% and its pro forma management fee rate of 1.20% are higher than V.A. International Fund's management fee rate of 0.90%. V.A. International Fund's gross total annual operating expenses of 3.60% are substantially higher than those of International Equity Fund which are 2.00%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. International Fund's total annual operating expenses (1.15%) are lower than those of International Equity Fund (1.30%). After the reorganization, International Equity Fund's pro forma total annual operating expenses (2.00%) are less than those of V.A. International Fund's gross total annual operating expenses (3.60%) but not net total annual operating expenses (1.15%).

     Investment advisory fees as a percentage of average daily net assets.

V.A. International    0.90%        International Equity 1.20% on first $50 million
                                                        1.05% on next $150 million
                                                        1.00% in excess of $200 million

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------
                                          V.A. International Fund                     International Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
------------------------------- --------------------------------------------------------------------------------------------
Stock market risk               The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors or geographic regions, its performance could be worse than that of the overall stock market.
------------------------------- --------------------------------------------------------------------------------------------
Foreign investment risk         Foreign investments are riskier than investments in U.S. companies.  The special risks of foreign investments include:

                                o        Economic, political and social instability

                                o        Lack of reliable, publicly available information

                                o        Limited or excessive government regulation

                                o        Adverse governmental actions ranging from tax law changes to the collapse of governments

                                o        Lack of liquidity

                                o        Foreign currency exchange rate fluctuations

                                o        Restrictions on currency transfers

                                o        Foreign ownership limits

                                These risks are more severe in emerging market countries.
------------------------------- --------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- ---------------------------------------------- ---------------------------------------------
Investment category risk        Not applicable because the fund does not       The large and medium capitalization stocks
                                allocate a fixed amount of assets to any       in which the fund primarily invests could
                                particular region, country, industry,          fall out of favor with the market, causing
                                capitalization level or other investment       the fund to underperform funds that focus
                                category.                                      on small capitalization stocks.
------------------------------- ---------------------------------------------- ---------------------------------------------
Initial public offering (IPO)   Not applicable.                                A significant part of the fund's return may
risk                                                                           at times be attributable to investments in
                                                                               IPOs. Many IPO stocks are issued by
                                                                               small and medium capitalization
                                                                               companies. These stocks may be
                                                                               subject to larger and more erratic
                                                                               price movements than investments in
                                                                               large capitalization companies.
------------------------------- --------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Liquidity and valuation risks   In a down or unstable market, the fund's investments could become harder to value accurately or to sell at a fair price.
------------------------------- ---------------------------------------------- ---------------------------------------------
Turnover risk                   In general, the greater the volume of buying   The fund's turnover rate generally does not
                                and selling by a fund (and the higher its      exceed 100%.
                                "turnover rate"), the greater the impact
                                that transaction costs will have on the
                                fund's performance.  The fund's turnover
                                rate may exceed 100%, which is considered
                                relatively high.
------------------------------- ---------------------------------------------- ---------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. International Fund will transfer all of its assets to International Equity Fund and International Equity Fund will assume all of V.A. International Fund's liabilities. This will result in the addition of V.A. International Fund's assets to International Equity Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o International Equity Fund will issue to V.A. International Fund shares in an amount equal to the aggregate net asset value of V.A. International Fund's shares. As part of the liquidation of V.A. International Fund, these shares will be distributed immediately to shareholders of record of V.A. International Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. International Fund will end up as shareholders of International Equity Fund.

      o After the reorganization is over, the existence of V.A. International Fund will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees of V.A. International Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. International Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. International Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. International Equity Fund has a larger asset size than V.A. International Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, International Equity Fund shares have performed better than V.A. International Fund over the one year period ended June 30, 2001. While past performance cannot predict future results, the Trustees believe that International Equity Fund is better positioned than V.A. International Fund to generate strong returns because of its greater flexibility to choose from among a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. International Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The Trustees believe that International Equity Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although International Equity Fund is a larger fund than V.A. International Fund, the Trustees believe that the addition of V.A. International Fund's assets may add to the diversification of International Equity Fund's overall portfolio and therefore provide an economic benefit to International Equity Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. International Fund is lower than the rate paid by International Equity Fund. International Equity Fund's management fee rate of 1.20% and its pro forma management fee rate of 1.20% are higher than V.A. International Fund's management fee rate of 0.90%.

V.A. International Fund's gross total annual operating expenses of 3.60% are substantially higher that those of International Equity Fund which are 2.00%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. International Fund's total annual operating expenses (1.15%) are lower than those of International Equity Fund (1.30%). After the reorganization, International Equity Fund's pro forma total annual operating expenses (2.00%) are less than those of V.A. International Fund's gross total annual operating expenses (3.60%) but not net total annual operating expenses (1.15%).

V.A. International Fund has not increased its asset size. The Trustees do not believe, given V.A. International Fund's current size and historical growth rate, that V.A. International Fund will grow to an asset size that would allow V.A. International Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. International Fund will reach an asset size which will allow V.A. International Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. International Fund and International Equity Fund.

                                   PROPOSAL 5
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
              V.A. MID CAP GROWTH FUND AND FUNDAMENTAL GROWTH FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. Mid Cap Growth Fund and Fundamental Growth Fund. Under this Agreement, V.A. Mid Cap Growth Fund would transfer all of its assets to Fundamental Growth Fund in exchange for shares of Fundamental Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Mid Cap Growth Fund. Fundamental Growth Fund would also assume V.A. Mid Cap Growth Fund's liabilities. V.A. Mid Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. Mid Cap Growth Fund to Fundamental Growth Fund

-------------------------------------------------------------------------------------------------------------------
                                      V.A. Mid Cap Growth                       Fundamental Growth Fund
-------------------------------------------------------------------------------------------------------------------
Business:                   A diversified series of John Hancock     A diversified series of John Hancock
                            Declaration Trust. The trust is an       Variable Series Trust I. The trust is an
                            open-end investment company organized    open-end investment company organized as a
                            as a Massachusetts business trust.       Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of June 30,   $6.3 million.                            $40.3 million.
2001:
-------------------------------------------------------------------------------------------------------------------
Investment adviser and      Investment adviser:                      Investment adviser:
portfolio managers:         John Hancock Advisers, Inc.              John Hancock Life Insurance Company

                            Portfolio Managers:                      Subadviser:

                            -Team responsible for day-to-day         Putnam Investment Management, LLC
                            investment management                    -Managing since 1937
                                                                     -Managed fund since August 2000

                                                                     Fund Managers:

                                                                     -Management by investment team overseen by:

                                                                     Eric M. Wetlaufer, CFA
                                                                     -Managing Director and Chief Investment
                                                                     Officer of subadviser
                                                                     -Joined subadviser in 1997
                                                                     -Began business career in 1985

-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                 V.A. Mid Cap Growth Fund                     Fundamental Growth Fund
----------------------------------------------------------------------------------------------------------------
Investment objective:   The fund seeks long-term capital             The fund is a stock fund with a growth
                        appreciation.  This objective can be         emphasis that seeks long-term capital
                        changed without shareholder approval.        appreciation. This objective can be
                                                                     changed without shareholder approval.

----------------------- -------------------------------------------- -------------------------------------------
Primary investments:    The fund invests at least 80% of assets in   The fund invests primarily in common
                        stocks of medium-capitalization companies    stocks of large-sized and mid-sized U.S.
                        (companies in the capitalization range of    companies that are believed to offer
                        the Russell Midcap Growth Index, which was   above-average potential for growth in
                        $____ million to $___ billion on September   revenues and earnings.  The fund normally
                        30, 2001).  In managing the portfolio, the   invests in 90 to 150 stocks, with at
                        mangers seek to identify companies with      least 65% of its assets (usually higher)
                        above-average earnings growth.               in large and mid cap companies.
----------------------- -------------------------------------------- -------------------------------------------
Foreign securities:     The Fund may invest up to 10% of assets in   The fund may invest in foreign securities
                        foreign securities.                          that are U.S. dollar-denominated.
----------------------- -------------------------------------------- -------------------------------------------
Diversification:        The fund is diversified and cannot invest    The fund is diversified and, with respect
                        more than 5% of total assets in any one      to 75% of total assets, cannot invest
                        security.                                    more than 5% of total assets in
                                                                     securities of a single issuer.
----------------------- ----------------------------------------------------------------------------------------
Cash and cash           The fund normally has less than 10% of assets in cash and cash equivalents.
equivalents:
----------------------- ----------------------------------------------------------------------------------------
Initial public          The fund may invest in IPOs.
offerings ("IPOs"):
----------------------- ------------------------------------------- --------------------------------------------
Derivatives:            The fund may make limited use of certain    The fund may make limited use of certain
                        derivatives (investments whose value is     derivatives (investments whose value is
                        based on indices or currencies).            based on indices or other securities).
----------------------- ------------------------------------------- --------------------------------------------
Temporary defensive     In abnormal market conditions, the fund     In abnormal market conditions, the fund
positions:              may temporarily invest in U.S. government   may take temporary defensive measures -
                        securities with maturities of up to three   such as holding unusually large amounts of
                        years, and may also invest more than 10%    cash and cash equivalents - that are
                        of assets in cash and/or cash               inconsistent with the fund's primary
                        equivalents. In these and other cases,      investment strategy. In taking those
                        the fund might not achieve its goal.        measures, the fund may not achieve its
                                                                    investment goal.
----------------------- ------------------------------------------- --------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Mid Cap Growth Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.75%
      Other expenses                                                    0.35%
      Total fund operating expenses                                     1.10%
      Expense reimbursement (1)                                         0.10%
      Actual operating expenses                                         1.00%

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $102       $317       $550        $1,219

(1) V.A. Mid Cap Growth Fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% at least until 4/30/02.

Fundamental Growth Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.90%
      Other expenses                                                    0.24%
      Total fund operating expenses                                     1.14%
      Expense reimbursement (1)                                         0.14%
      Actual operating expenses                                         1.00%

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $102       $318       $551        $1,222

(1) Fundamental Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The following expense table shows the pro forma expenses of Fundamental Growth Fund assuming that a reorganization with V.A. Mid Cap Growth Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Fundamental Growth Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of Fundamental Growth Fund's actual expenses or returns, either past or future.

Fundamental Growth Fund (PRO FORMA)
(Assuming reorganization with V.A. Mid Cap Growth Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.90%
      Other expenses                                                    0.23%
      Total fund operating expenses                                     1.13%
      Expense reimbursement (1)                                         0.13%
      Actual operating expenses                                         1.00%

Pro Forma Example

                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $102       $318       $552        $1,225

(1) Fundamental Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Mid Cap Growth Fund will transfer all of its assets to Fundamental Growth Fund. Fundamental Growth Fund will assume V.A. Mid Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Fundamental Growth Fund will issue to V.A. Mid Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Mid Cap Growth Fund's shares. These shares will be distributed immediately to V.A. Mid Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Mid Cap Growth Fund will end up as shareholders of Fundamental Growth Fund.

      o After the reorganization is over, V.A. Mid Cap Growth Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Mid Cap Growth Fund.

The following diagram shows how the reorganization would be carried out.

         V. A. Mid Cap Growth               V. A. Mid Cap Growth Fund         Fundamental Growth
         Fund transfers assets                assets and liabilities          Fund receives assets
         and liabilities to                 ------------>------------         and assumes liabilities
         Fundamental Growth                                                   of V.A. Mid Cap Growth
         Fund                                                                 Fund

         Shareholders                       ------------<------------         Issues Shares

                    V.A. Mid Cap Growth Fund receives Fundamental Growth Fund shares and and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Mid Cap Growth Fund--0.75% and Fundamental Growth Fund 0.90%. Fundamental Growth Fund's management fee rate of 0.90% and its pro forma management fee rate of 0.90% are higher than V.A. Mid Cap Growth Fund's management fee rate of 0.75%. V.A. Mid Cap Growth Fund's gross total annual operating expenses of 1.10% are lower than those of Fundamental Growth Fund which are 1.14%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Mid Cap Growth Fund's total annual operating expenses (1.00%) are the same as Fundamental Growth Fund (1.00%). After the reorganization, Fundamental Growth Fund's pro forma total annual operating expenses (1.13%) are higher than those of V.A. Mid Cap Growth Fund's gross total annual operating expenses (1.10%) and net total annual operating expenses (1.00%).

     Investment advisory fees as a percentage of average daily net assets.

V.A. Mid Cap Growth   0.75%           Fundamental Growth 0.90% on first $250 million
                                                         0.85% in excess of $250 million

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

--------------------------------------------------------------------------------------------------------------------------
                                V.A. Mid Cap Growth Fund                      Fundamental Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Stock market risk               The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------- --------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- ---------------------------------------------- ---------------------------------------------
Investment category risk        The medium capitalization growth stocks in     The small and medium capitalization growth
                                which the fund primarily invests could fall    stocks in which the fund primarily invests
                                out of favor with the market. This could       could fall out of favor with the market.
                                cause the fund to underperform funds that      This could cause the fund to underperform
                                focus on large or small capitalization         funds that focus on large capitalization
                                stocks or on value stocks.                     stocks or on value stocks.
------------------------------- --------------------------------------------------------------------------------------------
Small and medium                The fund's investments in small or medium capitalization companies may be subject to
capitalization company risk     larger and more erratic price movements than investments in large capitalization companies.
------------------------------- --------------------------------------------------------------------------------------------
Initial public offering (IPO)   A significant part of the fund's return may at times be attributable to investments in
risk                            IPOs. Many IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies.
------------------------------- --------------------------------------------------------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
------------------------------- --------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Liquidity and valuation risks   In a down or unstable market, the fund's investments could become harder to value accurately or to sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Turnover risk                   In general, the greater the volume of buying and selling by a fund (and the higher its
                                "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------- --------------------------------------------------------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Mid Cap Growth Fund will transfer all of its assets to Fundamental Growth Fund and Fundamental Growth Fund will assume all of V.A. Mid Cap Growth Fund's liabilities. This will result in the addition of V.A. Mid Cap Growth Fund's assets to Fundamental Growth Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Fundamental Growth Fund will issue to V.A. Mid Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Mid Cap Growth Fund's shares. As part of the liquidation of V.A. Mid Cap Growth Fund, these shares will be distributed immediately to shareholders of record of V.A. Mid Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Mid Cap Growth Fund will end up as shareholders of Fundamental Growth Fund.

      o After the reorganization is over, the existence of V.A. Mid Cap Growth Fund will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees of V.A. Mid Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Mid Cap Growth Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. Mid Cap Growth Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Fundamental Growth Fund has a larger asset size than V.A. Mid Cap Growth Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Fundamental Growth Fund shares have performed better than V.A. Mid Cap Growth Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that Fundamental Growth Fund is better positioned than V.A. Mid Cap Growth Fund to generate strong returns because of its ability to choose from a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Mid Cap Growth Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The Trustees believe that Fundamental Growth Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Fundamental Growth Fund is a larger fund than V.A. Mid Cap Growth Fund, the Trustees believe the addition of V.A. Mid Cap Growth Fund's assets may add to the diversification of Fundamental Growth Fund's overall portfolio and therefore provide an economic benefit to Fundamental Growth Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Mid Cap Growth Fund is lower than the rate paid by Fundamental Growth Fund. Fundamental Growth Fund's management fee rate of 0.90% and its pro forma management fee rate of 0.90% are higher than V.A. Mid Cap Growth Fund's management fee rate of 0.75%.

V.A. Mid Cap Growth Fund's gross total annual operating expenses of 1.10% are lower than those of Fundamental Growth Fund which are 1.14%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Mid Cap Growth Fund's total annual operating expenses (1.00%) are equal to those of Fundamental Growth Fund (1.00%). After the reorganization, Fundamental Growth Fund's pro forma gross total annual operating expenses (1.13%) are higher than those of V.A. Mid Cap Growth Fund's gross total annual operating expenses (1.10%) and net total annual operating expenses (1.00%).

V.A. Mid Cap Growth Fund has not increased its asset size. The Trustees do not believe, given V.A. Mid Cap Growth Fund's current size and historical growth rate, that V.A. Mid Cap Growth Fund will grow to an asset size that would allow V.A. Mid Cap Growth Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. Mid Cap Growth Fund will reach an asset size which will allow V.A. Mid Cap Growth Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Mid Cap Growth Fund and Fundamental Growth Fund.

                                   PROPOSAL 6
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN V.A. SMALL CAP GROWTH FUND AND VST SMALL CAP GROWTH FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. Small Cap Growth Fund and VST Small Cap Growth Fund. Under this Agreement, V.A. Small Cap Growth Fund would transfer all of its assets to VST Small Cap Growth Fund in exchange for shares of VST Small Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Small Cap Growth Fund. VST Small Cap Growth Fund would also assume V.A. Small Cap Growth Fund's liabilities. V.A. Small Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. Small Cap Growth Fund to VST Small Cap Growth Fund

-------------------------------------------------------------------------------------------------------------------
                                     V.A. Small Cap Growth                       VST Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
Business:                   A diversified series of John Hancock     A diversified series of John Hancock
                            Declaration Trust. The trust is an       Variable Series Trust I. The trust is an
                            open-end investment company organized    open-end investment company organized as a
                            as a Massachusetts business trust.       Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of            $13.3 million.                           $202.1 million.
June 30, 2001:
-------------------------------------------------------------------------------------------------------------------
Investment adviser and      Investment Adviser:                      Investment Adviser:
portfolio managers:         John Hancock Advisers, Inc.              John Hancock Life Insurance Company

                            Portfolio Managers:                      Subadviser:
                                                                     John Hancock Advisers, Inc.
                            Bernice S. Behar, CFA
                            -Senior Vice President of adviser        -Owned by John Hancock
                            -Joined fund team in 1996                -Managing since 1968
                            -Joined adviser in 1991                  -Managing Fund since May 1996
                            -Began business career in 1986
                                                                     Portfolio Manager:
                            Anurag Pandit, CFA
                            -Vice President of adviser               Bernice S. Behar, CFA
                            -Joined team in 1996                     -Senior Vice President of subadviser
                            -Joined adviser in 1996                  -Joined fund team in 1996
                            -Began business career in 1984           -Joined subadviser in 1991
                                                                     -Began business career in 1986
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                V.A. Small Cap Growth Fund                   VST Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------
Investment objective:   The fund seeks long-term capital             The fund is a small cap stock fund with a
                        appreciation.  This objective can be         growth emphasis that seeks long-term
                        changed without shareholder approval.        capital appreciation. This objective can
                                                                     be changed without shareholder approval.
----------------------- -------------------------------------------- -------------------------------------------
Primary investments:    The fund invests at least 80% of assets in   The fund invests primarily in common
                        stocks of small capitalization companies     stocks of small U.S. companies that are
                        (companies in the capitalization range of    believed to offer above-average potential
                        the Russell 2000 Growth Index, which was     for growth in revenues and earnings.
                        $___ million to $___ billion as of           Stocks are purchased that are expected to
                        September 30, 2001).  The managers look      have rapid earnings growth that is not
                        for companies in the emerging growth phase   yet widely recognized by the investment
                        of development that are not yet widely       community.  The fund normally invests in
                        recognized.  The fund may also invest in     140 to 220 stocks, with at least
                        established companies that offer the         65%(usually higher) of its assets in
                        possibility of accelerating earnings.  To    small cap companies.
                        manage risk, the fund typically invests in
                        150 to 220 companies across many
                        industries.
----------------------- -------------------------------------------- -------------------------------------------
Foreign securities:     The fund may invest up to 10% of assets in   The fund may invest in foreign securities
                        foreign securities.                          that are U.S. dollar-denominated.
----------------------- ----------------------------------------------------------------------------------------
Preferred stocks:       The fund may invest in preferred stocks and other types of equity securities.
----------------------- ----------------------------------------------------------------------------------------
Cash and cash           The fund normally has less than 10% of assets in cash and cash equivalents.
equivalents:
----------------------- -------------------------------------------- -------------------------------------------
Diversification:        The fund is diversified and cannot invest    The fund is diversified and, with respect
                        more than 5% of total assets in any one      to 75% of total assets, cannot invest
                        security.                                    more than 5% of total assets in
                                                                     securities of a single issuer.
----------------------- ----------------------------------------------------------------------------------------
Initial public          The fund may invest in IPOs.
offerings ("IPOs"):
----------------------- -------------------------------------------- -------------------------------------------
Derivatives:            The fund may make limited use of certain     The fund may make limited use of certain
                        derivatives (investments whose value is      derivatives (investments whose value is
                        based on indices or currencies).             based on indices or other securities).
----------------------- -------------------------------------------- -------------------------------------------
Temporary defensive     In abnormal market conditions, the fund      In abnormal market conditions, the fund
positions:              may temporarily invest in U.S. government    may take temporary defensive measures -
                        securities with maturities of up to three    such as holding unusually large amounts
                        years, and may also invest more than 10% of  cash and cash equivalents - that are of
                        assets in cash and/or cash                   inconsistent with the fund's primary
                        equivalents. In these and other cases,       investment strategy. In taking those
                        the fund might not achieve its goal.         measures, the fund may not achieve its
                                                                     investment goal.
----------------------- -------------------------------------------- -------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Small Cap Growth Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.75%
      Other expenses                                                    0.37%
      Total fund operating expenses                                     1.12%
      Expense reimbursement (1)                                         0.12%
      Actual operating expenses                                         1.00%

Example

                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $102       $317       $550        $1,220

(1) V.A. Small Cap Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until 4/30/02.

VST Small Cap Growth Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    1.05%
      Other expenses                                                    0.09%
      Total fund operating expenses                                     1.14%
      Expense reimbursement (1)                                         0.00%
      Actual operating expenses                                         1.14%

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $116       $362       $627        $1,385

(1) VST Small Cap Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The following expense table shows the pro forma expenses of VST Small Cap Growth Fund assuming that a reorganization with V.A. Small Cap Growth Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. VST Small Cap Growth Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of VST Small Cap Growth Fund's actual expenses or returns, either past or future.

VST Small Cap Growth Fund (PRO FORMA)
(Assuming reorganization with V.A. Small Cap Growth Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    1.05%
      Other expenses                                                    0.09%
      Total fund operating expenses                                     1.14%
      Expense reimbursement (1)                                         0.00%
      Actual operating expenses                                         1.14%

Pro Forma Example

                                      Year 1     Year 3     Year 5       Year 10

      At end of period                  $116       $362       $627        $1,385

(1) VST Small Cap Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Small Cap Growth Fund will transfer all of its assets to VST Small Cap Growth Fund. VST Small Cap Growth Fund will assume V.A. Small Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o VST Small Cap Growth Fund will issue to V.A. Small Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Small Cap Growth Fund's shares. These shares will be distributed immediately to V.A. Small Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Small Cap Growth Fund will end up as shareholders of VST Small Cap Growth Fund.

      o After the reorganization is over, V.A. Small Cap Growth Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Small Cap Growth Fund.

The following diagram shows how the reorganization would be carried out.

         V. A. Small Cap Growth             V. A. Small Cap Growth Fund         VST Small Cap Growth
         Fund transfers assets                assets and liabilities            Fund receives assets
         and liabilities to VST             ------------->-------------         and assumes liabilities
         Small Cap Growth                                                       of V.A. Small Cap Growth
         Fund                                                                   Fund

         Shareholders                       -------------<-------------         Issues Shares

                   V.A. Small Cap Growth Fund receives VST Small Cap Growth Fund shares and and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Small Cap Growth Fund--0.75% and VST Small Cap Growth Fund 1.05%. VST Small Cap Growth Fund's management fee rate of 1.05% and its pro forma management fee rate of 1.05% are higher than V.A. Small Cap Growth Fund's management fee rate of 0.75%. V.A. Small Cap Growth Fund's gross total annual operating expenses of 1.12% lower than those of VST Small Cap Growth Fund which are 1.14%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Small Cap Growth Fund's total annual operating expenses (1.00%) are lower than those of VST Small Cap Growth Fund (1.14%). After the reorganization, VST Small Cap Growth Fund's pro forma total annual operating expenses (1.14%) are higher than those of V.A. Small Cap Growth Fund's gross total annual operating expenses (1.12%) and net total annual operating expenses (1.00%).

     Investment advisory fees as a percentage of average daily net assets.

V.A. Small Cap Growth      0.75%                   VST Small Cap Growth   1.05%

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

--------------------------------------------------------------------------------------------------------------------------
                               V.A. Small Cap Growth Fund                    VST Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Stock market risk               The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------- --------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- --------------------------------------------------------------------------------------------
Investment category risk        The small capitalization growth stocks in which the fund primarily invests could fall out of favor with the market. This could cause the fund to underperform funds that focus on large or medium capitalization stocks or on value stocks.
------------------------------- --------------------------------------------------------------------------------------------
Small and medium                The fund's investments in small or medium capitalization companies may be subject to
capitalization company risk     larger and more erratic price movements than investments in established large capitalization companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.
------------------------------- --------------------------------------------------------------------------------------------
Initial public offering (IPO)   A significant part of the fund's return may at times be attributable to investments in
risk                            IPOs. Many IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies.
------------------------------- --------------------------------------------------------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
------------------------------- --------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Liquidity and valuation risks   In a down or unstable market, the fund's investments could become harder to value accurately or to sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Turnover risk                   In general, the greater the volume of buying and selling by a fund (and the higher its
                                "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------- --------------------------------------------------------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

         o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Small Cap Growth Fund will transfer all of its assets to VST Small Cap Growth Fund and VST Small Cap Growth Fund will assume all of V.A. Small Cap Growth Fund's liabilities. This will result in the addition of V.A. Small Cap Growth Fund's assets to VST Small Cap Growth Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

         o VST Small Cap Growth Fund will issue to V.A. Small Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Small Cap Growth Fund's shares. As part of the liquidation of V.A. Small Cap Growth Fund, these shares will be distributed immediately to shareholders of record of V.A. Small Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Small Cap Growth Fund will end up as shareholders of VST Small Cap Growth Fund.

            o After the reorganization is over, the existence of V.A. Small Cap Growth Fund will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees of V.A. Small Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Small Cap Growth Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. Small Cap Growth Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. VST Small Cap Growth Fund has a larger asset size than V.A. Small Cap Growth Fund and invests in the same types of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, VST Small Cap Growth Fund shares have performed better than V.A. Small Cap Growth Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that VST Small Cap Growth Fund is better positioned than V.A. Small Cap Growth Fund to continue to generate strong return.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Small Cap Growth Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The Trustees believe that VST Small Cap Growth Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although VST Small Cap Growth Fund is a larger fund than V.A. Small Cap Growth Fund, the Trustees believe that the addition of V.A. Small Cap Growth Fund's assets may add to the diversification of VST Small Cap Growth Fund's overall portfolio and therefore provide an economic benefit to VST Small Cap Growth Fund and its shareholders without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Small Cap Growth Fund is lower than the rate paid by VST Small Cap Growth Fund. VST Small Cap Growth Fund's management fee rate of 1.05% and its pro forma management fee rate of 1.05% are higher than V.A. Small Cap Growth Fund's management fee rate of 0.75%.

V.A. Small Cap Growth Fund's gross total annual operating expenses of 1.12% are lower than those of VST Small Cap Growth Fund which are 1.14%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Small Cap Growth Fund's total annual operating expenses (1.00%) are lower than those of VST Small Cap Growth Fund (1.14%). After the reorganization, VST Small Cap Growth Fund's pro forma total annual operating expenses (1.14%) are more than those of V.A. Small Cap Growth Fund's gross total annual operating expenses (1.12%) and net total annual operating expenses (1.00%).

V.A. Small Cap Growth Fund has not increased its asset size. The Trustees do not believe, given V.A. Small Cap Growth Fund's current size and historical growth rate, that V.A. Small Cap Growth Fund will grow to an asset size that would allow V.A. Small Cap Growth Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. Small Cap Growth Fund will reach an asset size which will allow V.A. Small Cap Growth Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Small Cap Growth Fund and VST Small Cap Growth Fund.

                                   PROPOSAL 7
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
                       V.A. BOND FUND AND ACTIVE BOND FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. Bond Fund and Active Bond Fund. Under this Agreement, V.A. Bond Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Bond Fund. Active Bond Fund would also assume V.A. Bond Fund's liabilities. V.A. Bond Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. Bond Fund to Active Bond Fund

-------------------------------------------------------------------------------------------------------------------
                                         V.A. Bond Fund                            Active Bond Fund
-------------------------------------------------------------------------------------------------------------------
Business:                     The fund is a diversified series of   The fund is a diversified series of John
                              John Hancock Declaration Trust. The   Hancock Variable Series Trust I. The trust is
                              trust is an open-end investment       an open-end investment company organized as a
                              company organized as a                Massachusetts business trust.
                              Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of June 30,     $67.7 million.                        $816.3 million.
2001:
-------------------------------------------------------------------------------------------------------------------
Investment adviser and        Investment Adviser:                   Investment Adviser:
portfolio managers:           John Hancock Advisers, Inc.           John Hancock Life Insurance Company

                              Portfolio managers:                   Subadviser:
                                                                    John Hancock Advisers, Inc.
                              James K. Ho, CFA
                              -Executive V.P. of adviser            Portfolio manager:
                              -Joined fund team in 1996
                              -Joined adviser in 1985               James K. Ho, CFA
                              -Began business career in 1977        -Executive V.P. of subadviser
                                                                    -Joined fund team in 1995
                              Benjamin A. Matthews                  -Joined adviser in 1985
                              -Vice President of adviser            -Began business career in 1977
                              -Joined fund team in 1998
                              -Joined adviser in 1995
                              -Began business career in 1970
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                     V.A. Bond Fund                               Active Bond Fund
----------------------------------------------------------------------------------------------------------------
Investment objective:  The fund seeks to generate a high level of   The fund is an intermediate term bond
                        current income consistent with prudent       fund of medium credit quality that seeks
                        investment risk.  This objective can be      income and capital appreciation.
                        changed without shareholder approval.        This objective can be changed without
                                                                     shareholder approval.

 ---------------------- -------------------------------------------- -------------------------------------------
 Primary investments:   The fund normally invests at least 65% of    The fund primarily invests in a
                        assets in a diversified portfolio of debt    diversified mix of debt securities
                        securities.  These include corporate bonds   including:
                        and debentures as well as U.S. government
                        and agency securities.  Most of these are    o  U.S. Treasury and agency
                        investment grade.                               securities;
                                                                     o  foreign government and agency
                                                                        securities (if dollar-denominated);
                                                                     o  corporate bonds, both U.S. and
                                                                        foreign (if dollar-denominated); and
                                                                     o  mortgage and asset-backed
                                                                        securities.

                                                                     The fund normally has an average credit
                                                                     rating of "A" or higher.

 ---------------------- -------------------------------------------- -------------------------------------------
 Junk bonds:            The fund may invest up to 25% of assets in   The fund may invest up to 25% of assets
                        junk bonds rated as low as CC/Ca and their   in junk bonds.
                        unrated equivalents.
 ---------------------- -------------------------------------------- -------------------------------------------
 Foreign securities:    The fund does not invest more than 25% of    The fund may invest in foreign securities
                        assets in foreign securities (excluding      that are U.S. dollar-denominated.
                        U.S. dollar-denominated Canadian
                        securities).
 ---------------------- ----------------------------------------------------------------------------------------
 Mortgage-backed and    The fund invests in mortgage-backed and asset-backed securities.
 asset-backed
 securities:
 ---------------------- ----------------------------------------------------------------------------------------
 Cash and cash          Under normal conditions, the fund does not invest more than 10% of assets in cash or
 equivalents:           cash equivalents.
 ---------------------- -------------------------------------------- -------------------------------------------
 Average maturity:      There is no limit on the fund's average      The fund is an intermediate term bond
                        maturity.                                    fund with an average maturity that is
                                                                     typically between four and ten years.
 ---------------------- ----------------------------------------------------------------------------------------
 Diversification:       The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
 ---------------------- ------------------------------------------- --------------------------------------------
 Derivatives:           The fund may invest in certain              The fund may invest in certain derivatives
                        derivatives (investments whose value is     (investments whose value is based on
                        based on indices, securities or             indices or other securities.)
                        currencies).
 ---------------------- ------------------------------------------- --------------------------------------------
 Temporary defensive    In abnormal market conditions, the fund     In abnormal market conditions, the fund
 positions:             may temporarily invest more than 35% of     may take temporary defensive measures -
                        assets in investment-grade short-term       such as holding unusually large amounts of
                        securities.  In these and other cases,      cash and cash equivalents - that are
                        the fund might not achieve its goal.        inconsistent with the fund's primary
                                                                    investment strategy.  In taking those
                                                                    measures, the fund may not achieve its
                                                                    investment goal.
 ---------------------- ------------------------------------------- --------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Bond Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.50%
      Other expenses                                                    0.25%
      Total fund operating expenses                                     0.75%
      Expense reimbursement (1)                                         0.00%
      Actual operating expenses                                         0.75%

Example
                             Year 1     Year 3      Year 5      Year 10

      At end of period          $76        $238        $415        $925

(1) V.A. Bond Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 5/1/02.

Active Bond Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.62%
      Other expenses                                                    0.15%
      Total fund operating expenses                                     0.77%
      Expense reimbursement (1)                                         0.05%
      Actual operating expenses                                         0.72%

Example
                             Year 1     Year 3     Year 5       Year 10

      At end of period          $73       $229       $398          $889

(1) Active Bond Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The following expense table shows the pro forma expenses of Active Bond Fund assuming that a reorganization with V.A. Bond Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Active Bond Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of Active Bond Fund's actual expenses or returns, either past or future.

Active Bond Fund (PRO FORMA)
(Assuming reorganization with V.A. Bond Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                               0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                               none
      Maximum deferred sales charge                                      none
      Redemption fee                                                     none
      Exchange fee                                                       none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                                    0.61%
      Other expenses                                                    0.12%
      Total fund operating expenses                                     0.73%
      Expense reimbursement (1)                                         0.02%
      Actual operating expenses                                         0.71%

Pro Forma Example

                             Year 1     Year 3     Year 5       Year 10

      At end of period          $73       $228       $396          $884

(1) Active Bond Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Bond Fund will transfer all of its assets to Active Bond Fund. Active Bond Fund will assume V.A. Bond Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Active Bond Fund will issue to V.A. Bond Fund shares in an amount equal to the aggregate net asset value of V.A. Bond Fund's shares. These shares will be distributed immediately to V.A. Bond Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Bond Fund will end up as shareholders of Active Bond Fund.

      o     After the reorganization is over, V.A. Bond Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Bond Fund.

The following diagram shows how the reorganization would be carried out.

     V. A. Bond                                V. A. Bond Fund              Active Bond
     Fund transfers assets                  assets and liabilities          Fund receives assets
     and liabilities to Active          --------------->---------------     and assumes liabilities
     Bond Fund                                                              of V.A. Bond
                                                                            Fund

     Shareholders                       ---------------<---------------     Issues Shares

                                    V.A. Bond Fund receives Active Bond Fund shares and
                                    and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Bond Fund--0.50% and Active Bond Fund 0.62%. Active Bond Fund's management fee rate of 0.62% and its pro forma management fee rate of 0.61% are higher than` V.A. Bond Fund's management fee rate of 0.50%. V.A. Bond Fund's gross total annual operating expenses of 0.75% are lower than those of Active Bond Fund which are 0.77%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Bond Fund's total annual operating expenses (0.75%) are higher than those of Active Bond Fund (0.72%). After the reorganization, Active Bond Fund's pro forma total annual operating expenses (0.73%) are less than those of V.A. Bond Fund's gross total annual operating expenses (0.75%) and net total annual operating expenses (0.75%).

                   Investment advisory fees as a percentage of
                           average daily net assets.

V.A. Bond         0.50%      Active Bond Fund      0.70% on first $100 million
                                                   0.65% on next $150 million
                                                   0.61% on next $250 million
                                                   0.575% on next $500 million
                                                   0.55% in excess of $1 billion

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-------------------------------------------------------------------------------------------------------------------------
                                                 V.A. Bond Fund                             Active Bond Fund
-------------------------------------------------------------------------------------------------------------------------
Interest rate risk              When interest rates rise, bond prices usually fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
------------------------------- --------------------------------------------------------------------------------------------
Prepayment (call) and           If interest rate movements cause the fund's mortgage-related and callable securities to be
extension risks                 paid off earlier or later than expected, the fund's share price or yield could be hurt.
------------------------------- --------------------------------------------------------------------------------------------
Credit risk                     The fund could lose money if the credit rating of any bond in its portfolio is downgraded or if the issuer of the bond defaults on its obligations. In general, lower-rated bonds involve more credit risk. The prices of lower-rated bonds may also be more volatile and more sensitive to adverse economic developments.
------------------------------- --------------------------------------------------------------------------------------------
Sector concentration risk       If the fund concentrates in certain sectors of the bond market, its performance could be worse than that of the overall bond market.
------------------------------- --------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- --------------------------------------------------------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially inaccurate financial information and social or political instability. The prices of foreign bonds may also be more volatile and more sensitive to adverse economic developments occuring outside the U.S.
------------------------------- ---------------------------------------------- ---------------------------------------------
Foreign currency risk           Unfavorable foreign currency exchange rates    Not applicable because the fund invests
                                could reduce the value of bonds denominated    only in U.S. dollar-denominated bonds.
                                in foreign currencies.
------------------------------- --------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Liquidity and valuation risks   In a down or unstable market, the fund's investments could become harder to value accurately or to sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Turnover risk                   In general, the greater the volume of buying and selling by a fund (and the higher its
                                "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------- --------------------------------------------------------------------------------------------


                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Bond Fund will transfer all of its assets to Active Bond Fund and Active Bond Fund will assume all of V.A. Bond Fund's liabilities. This will result in the addition of V.A. Bond Fund's assets to Active Bond Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o Active Bond Fund will issue to V.A. Bond Fund shares in an amount equal to the aggregate net asset value of V.A. Bond Fund's shares. As part of the liquidation of V.A. Bond Fund, these shares will be distributed immediately to shareholders of record of V.A. Bond Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Bond Fund will end up as shareholders of Active Bond Fund.

      o After the reorganization is over, the existence of V.A. Bond Fund will be terminated.

Reasons for the Proposed Reorganization.

The Board of Trustees of V.A. Bond Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Bond Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. Bond Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Active Bond Fund has a larger asset size than V.A. Bond Fund and invests in the same types of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Active Bond Fund shares have performed better than V.A. Bond Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that Active Bond Fund is better positioned than V.A. Bond Fund to generate strong returns.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Bond Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The Trustees believe that Active Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Active Bond Fund is a larger fund than V.A. Bond Fund, the Trustees believe that the addition of V.A. Bond Fund's assets may add to the diversification of Active Bond Fund's overall portfolio and therefore provide an economic benefit to Active Bond Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Bond Fund is lower than as the rate paid by Active Bond Fund. Active Bond Fund's management fee rate of

0.62% and its pro forma management fee rate of 0.61% are higher than those of V.A. Bond Fund's management fee rate of 0.50%.

V.A. Bond Fund's gross total annual operating expenses of 0.75% are lower than those of Active Bond Fund, which are 0.77%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Bond Fund's total annual operating expenses (0.75%) are higher than those of Active Bond Fund (0.72%). After the reorganization, Active Bond Fund's pro forma total annual operating expenses (0.73%) are less than those of V.A. Bond Fund's gross total annual operating expenses (0.75%) and net total annual operating expenses (0.75%).

V.A. Bond Fund has not increased its asset size. The Trustees do not believe, given V.A. Bond Fund's current size and historical growth rate, that V.A. Bond Fund will grow to an asset size that would allow V.A. Bond Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. Bond Fund will reach an asset size which will allow V.A. Bond Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Bond Fund and Active Bond Fund.

                                   PROPOSAL 8
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
                V.A. MONEY MARKET FUND AND VST MONEY MARKET FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. Money Market Fund and VST Money Market Fund. Under this Agreement, V.A. Money Market Fund would transfer all of its assets to VST Money Market Fund in exchange for shares of VST Money Market Fund. These shares would be distributed proportionately to the shareholders of V.A. Money Market Fund. VST Money Market Fund would also assume V.A. Money Market Fund's liabilities. V.A. Money Market Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. Money Market Fund to VST Money Market Fund

-------------------------------------------------------------------------------------------------------------------
                                       V.A. Money Market                           VST Money Market
-------------------------------------------------------------------------------------------------------------------
Business:                   A diversified series of John Hancock     A diversified series of John Hancock
                            Declaration Trust. The trust is an       Variable Series Trust I.  The trust is an
                            open-end investment company organized    open-end investment company organized as a
                            as a Massachusetts business trust.       Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of June 30,   $143.5 million.                          $459.4 million.
2001:
-------------------------------------------------------------------------------------------------------------------
Investment adviser and      Investment Adviser:                      Investment Adviser:
portfolio managers:         John Hancock Advisers, Inc.              John Hancock Life Insurance Company

                            Portfolio Managers:                      Subadviser:

                            Team of Money Market research analysts   Wellington Management Company, LLP
                            and portfolio managers.                  -Managing, with predecessors, since 1928
                                                                     -Managing fund since May 2001

                                                                     Portfolio Managers:

                                                                     Management by investment team overseen by:

                                                                     John Keogh
                                                                     -Senior Vice President and Partner of
                                                                     subadviser
                                                                     -Joined subadviser in 1983
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                    V.A. Money Market Fund                      VST Money Market Fund
----------------------------------------------------------------------------------------------------------------
Investment objective:  The fund seeks the maximum current income    The fund is a money market fund that
                        that is consistent with maintaing            seeks to preserve capital and liquidity
                        liquidity and preserving capital. The        while also seeking to achieve a
                        fund intends to maintain a stable $1 share   competitive yield. The fund intends to
                        price. This objective can be changed         maintain a stable net asset value of
                        without shareholder approval.                $1.00 per share. This objective can be
                                                                     changed without shareholder approval.
 ---------------------- -------------------------------------------- -------------------------------------------
 Primary investments:   The fund invests only in                     The fund invests in U.S. dollar
                        dollar-denominated securities rated within   denominated money market instruments
                        the two highest short-term credit            rated in one of the two highest
                        categories and their unrated equivalents.    short-term credit rating categories,
                        These securities may be issued by:           primarily including:

                        o   U.S. and foreign companies               o  commercial paper and other
                        o   U.S. and foreign banks                      short-term obligations of U.S. and
                        o   U.S. and foreign governments                foreign issuers (including asset-backed
                        o   U.S. agencies, states and                   securities);
                            municipalities                           o  certificates of deposit, bank
                        o   International organizations such            notes and other obligations of U.S. and
                            as the World Bank and the                   foreign banks and other lending
                            International Monetary Fund.                institutions;
                                                                     o  debt securities issued by
                                                                        foreign governments and agencies;
                                                                     o  U.S. Treasury, agency and state
                                                                        and local government obligations; and
                                                                     o  repurchase agreements.
 ---------------------- ----------------------------------------------------------------------------------------
 Average maturity:      The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with maturities of more than 13 months.
 ---------------------- ----------------------------------------------------------------------------------------
 Foreign securities:    The fund may invest in foreign securities which are U.S. dollar-denominated.
 ---------------------- ----------------------------------------------------------------------------------------
 Repurchase             The fund may invest in repurchase agreements.
 agreements:
 ---------------------- ----------------------------------------------------------------------------------------
 Diversification:       The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
 ---------------------- ----------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the funds serve as an investment vehicle.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Money Market Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                        0.00%
      Maximum sales charge imposed on
      reinvested dividends                                        none
      Maximum deferred sales charge                               none
      Redemption fee                                              none
      Exchange fee                                                none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                             0.50%
      Other expenses                                             0.07%
      Total fund operating expenses                              0.57%
      Expense reimbursement (1)                                  0.00%
      Actual operating expenses                                  0.57%

Example
                              Year 1     Year 3      Year 5      Year 10

      At end of period           $58       $182        $317         $711

(1) V.A. Money Market fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% until 5/1/02.

VST Money Market Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                        0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                        none
      Maximum deferred sales charge                               none
      Redemption fee                                              none
      Exchange fee                                                none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                             0.25%
      Other expenses                                             0.03%
      Total fund operating expenses                              0.28%
      Expense reimbursement (1)                                  0.00%
      Actual operating expenses                                  0.28%

Example
                              Year 1     Year 3     Year 5       Year 10

      At end of period           $29        $90       $157          $356

(1) VST Money Market Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The following expense table shows the pro forma expenses of VST Money Market Fund assuming that a reorganization with V.A. Money Market Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. VST Money Market Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees or expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of VST Money Market Fund's actual expenses or returns, either past or future.

VST Money Market Fund (PRO FORMA)
(Assuming reorganization with V.A. Money Market Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                        0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                        none
      Maximum deferred sales charge                               none
      Redemption fee                                              none
      Exchange fee                                                none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                             0.25%
      Other expenses                                             0.03%
      Total fund operating expenses                              0.28%
      Expense reimbursement (1)                                  0.00%
      Actual operating expenses                                  0.28%

Pro Forma Example

                              Year 1     Year 3     Year 5       Year 10

      At end of period           $29        $90       $157          $356

(1) VST Money Market Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. Money Market Fund will transfer all of its assets to VST Money Market Fund. VST Money Market Fund will assume V.A. Money Market Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o VST Money Market Fund will issue to V.A. Money Market Fund shares in an amount equal to the aggregate net asset value of V.A. Money Market Fund's shares. These shares will be distributed immediately to V.A. Money Market Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Money Market Fund will end up as shareholders of VST Money Market Fund.

      o After the reorganization is over, V.A. Money Market Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Money Market Fund.

The following diagram shows how the reorganization would be carried out.

     V. A. Money Market                    V. A. Money Market Fund          VST Money Market
     Fund transfers assets                  assets and liabilities          Fund receives assets
     and liabilities to VST             --------------->---------------     and assumes liabilities
     Money Market                                                           of V.A. Money Market
     Fund                                                                   Fund

     Shareholders                       ---------------<---------------     Issues Shares

              V.A. Money Market Fund receives VST Money Market Fund shares and and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Money Market Fund--0.50% and VST Money Market Fund 0.25%. VST Money Market Fund's management fee rate of 0.25% and its pro forma management fee rate of 0.25% are lower than V.A. Money Market Fund's management fee rate of 0.50%. V.A. Money Market Fund's gross total annual operating expenses of 0.57% are substantially higher that those of VST Money Market Fund which are 0.28%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Money Market Fund's total annual operating expenses (0.57%) are higher than those of VST Money Market Fund (0.28%). After the reorganization, VST Money Market Fund's pro forma total annual operating expenses (0.28%) are less than those of V.A. Money Market Fund's gross total annual operating expenses (0.57%) and net total annual operating expenses (0.57%).

     Investment advisory fees as a percentage of average daily net assets.

V.A. Money Market       0.50%           VST Money Market        0.25%

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

--------------------------------------------------------------------------------------------------------------------------
                                V.A. Money Market Fund                            VST Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Short term interest rate risk   The value of fund shares will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.
------------------------------- --------------------------------------------------------------------------------------------
Credit risk                     The fund could lose money if the credit rating of any security in its portfolio is downgraded or if the issuer of the security defaults on its obligations.
------------------------------- --------------------------------------------------------------------------------------------
Absence of government           An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
guarantee                       Corporation or any other government agency.  Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
------------------------------- --------------------------------------------------------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially inaccurate financial information and social or political instability.
------------------------------- --------------------------------------------------------------------------------------------


                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. Money Market Fund will transfer all of its assets to VST Money Market Fund and VST Money Market Fund will assume all of V.A. Money Market Fund's liabilities. This will result in the addition of V.A. Money Market Fund's assets to VST Money Market Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o VST Money Market Fund will issue to V.A. Money Market Fund shares in an amount equal to the aggregate net asset value of V.A. Money Market Fund's shares. As part of the liquidation of V.A. Money Market Fund, these shares will be distributed immediately to shareholders of record of V.A. Money Market Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Money Market Fund will end up as shareholders of VST Money Market Fund.

      o After the reorganization is over, the existence of V.A. Money Market Fund will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees of V.A. Money Market Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Money Market Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. Money Market Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. VST Money Market Fund has a larger asset size than V.A. Money Market Fund. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, VST Money Market Fund shares have performed similarly to V.A. Money Market Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that VST Money Market Fund is better positioned than V.A. Money Market Fund to generate strong returns.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Money Market Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, VST Money Market Fund Fund's total expenses are lower than V.A. Money Market Fund's total expenses. As a result of the reorganization, shareholders of V.A. Money Market Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The Trustees believe that VST Money Market Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although VST Money Market Fund is a larger fund than V.A. Money Market Fund, the Trustees believe the addition of V.A. Money Market Fund's assets may add to the diversification of VST Money Market Fund's overall portfolio and therefore provide an economic benefit to VST Money Market Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Money Market Fund is higher than the rate paid by VST Money Market Fund. VST Money Market Fund's management fee rate of 0.25% and its pro forma management fee rate of 0.25% are lower than V.A. Money Market Fund's management fee rate of 0.50%.

V.A. Money Market Fund's gross total annual operating expenses of 0.57% are substantially higher that those of VST Money Market Fund which are 0.28%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Money Market Fund's total annual operating expenses (0.57%) are higher than those of VST Money Market Fund (0.28%). After the reorganization, VST Money Market Fund's pro forma total annual operating expenses (0.28%) are less than those of V.A. Money Market Fund's gross total annual operating expenses (0.57%) and net total annual operating expenses (0.57%).

V.A. Money Market Fund has not increased its asset size. The Trustees do not believe, given V.A. Money Market Fund's current size and historical growth rate, that V.A. Money Market Fund will grow to an asset size that would allow V.A. Money Market Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. Money Market Fund will reach an asset size which will allow V.A. Money Market Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Money Market Fund and VST Money Market Fund.

                   FURTHER INFORMATION ON EACH REORGANIZATION

Tax Status of each Reorganization

Each reorganization will be tax-free for federal income tax purposes and will not take place unless both funds in each respective reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the Acquired Funds, substantially to the effect that:

      o The reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code"), and each fund will be "a party to a reorganization" within the meaning of Section 368 of the Code;

      o No gain or loss will be recognized by each Acquired Fund upon (1) the transfer of all of its assets to the respective Acquiring Fund as described above or (2) the distribution by each Acquired Fund of Acquiring Fund shares to Acquired Fund shareholders;

      o No gain or loss will be recognized by each Acquiring Fund upon the receipt of each respective Acquired Fund's assets solely in exchange for the issuance of Acquiring Fund shares and the assumption of all of Acquired Fund liabilities by each respective Acquiring Fund;

      o The basis of the assets of each Acquired Fund acquired by each respective Acquiring Fund will be the same as the basis of those assets in the hands of each respective Acquired Fund immediately before the transfer;

      o The tax holding period of the assets of each Acquired Fund in the hands of each respective Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

      o The shareholders of each Acquired Fund will not recognize gain or loss upon the exchange of all their shares of the Acquired Funds solely for Acquiring Fund shares as part of the reorganization;

      o The basis of Acquiring Fund shares received by Acquired Fund shareholders in the reorganization will be the same as the basis of the shares of each Acquired Fund surrendered in exchange; and

      o The tax holding period of the Acquiring Fund shares that Acquired Fund shareholders receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the reorganization date.

Additional Terms of Each Agreement and Plan of Reorganization

Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the respective Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization. Proposals 4 and 5 are conditioned on the receipt of an exemptive order from the Securities and Exchange Commission because the insurance companies own directly 5% or more of the Acquiring Funds (see Agreement, paragraph 6).

The obligation of each Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including each respective Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired and Acquiring Funds are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Agreement, paragraph 8).

Termination of Agreement. The Board of Trustees of each respective Acquired Fund or Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, Inc. will pay each Acquired Fund's merger costs, and each Acquiring Fund will pay its costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. With respect to each proposal, the expenses for each fund are estimated to be approximately $27,750 for V.A. Core Equity Fund and $17,250 for Growth & Income Fund; $18,750 for V.A. Large Cap Growth Fund and $14,250 for Growth & Income Fund; $21,000 for V.A. 500 Index Fund and $15,000 for Equity Index Fund; $16,500 for V.A. International Fund and $13,500 for International Equity Fund; $16,500 for V.A. Mid Cap Growth Fund and $13,500 for Fundamental Growth Fund; $19,500 for V.A. Small Cap Growth Fund and $14,500 for VST Small Cap Growth Fund; $33,750 for V.A. Bond Fund and $19,250 for Active Bond Fund; and $33,750 for V.A. Money Market Fund and $19,250 for VST Money Market Fund.

                                 CAPITALIZATION

The following table sets forth the capitalization of each fund as of June 30, 2001, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between June 30, 2001 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

It is impossible to predict how many shares of each Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The table should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

If the reorganization of your fund(s) had taken place on June 30, 2001:

-------------------------------------------------------------------------------------------------------------------------------
                                    V.A. Core Equity         Growth & Income          Pro Forma(1)           Pro Forma(2)
-------------------------------------------------------------------------------------------------------------------------------
          Net Assets                     $41.14M               $2,799.99M              $2,841.13M             $2,847.41M
-------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share             $16.66                  $12.87                  $12.87                 $12.87
-------------------------------------------------------------------------------------------------------------------------------
      Shares Outstanding                  2.47M                  217.63M                220.73M                 221.24M
-------------------------------------------------------------------------------------------------------------------------------

(1) Assuming the reorganization of V.A. Large Cap Growth Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on June 30, 2001, approximately 1.2945 Growth & Income Fund shares would have been issued for each share of V.A. Core Equity Fund.

(2) Assuming the reorganization of V.A. Large Cap Growth Fund into Growth & Income Fund occurs. If both reorganizations had taken place on June 30, 2001, approximately 1.2945 Growth & Income Fund shares would have been issued for each share of V.A. Core Equity Fund.

-------------------------------------------------------------------------------------------------------------------------------
                                     V.A. Large Cap          Growth & Income         Pro Forma (1)           Pro Forma(2)
                                          Growth
-------------------------------------------------------------------------------------------------------------------------------
          Net Assets                     $6.28M                $2,799.99M              $2,806.27M             $2,847.41M
-------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share              $7.69                  $12.87                  $12.87                 $12.87
-------------------------------------------------------------------------------------------------------------------------------
      Shares Outstanding                  .82M                   217.63M                218.13M                 221.24M
-------------------------------------------------------------------------------------------------------------------------------

(1) Assuming the reorganization of V.A. Core Equity Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on June 30, 2001, approximately .5975 Growth & Income Fund shares would have been issued for each share of V.A. Large Cap Growth Fund.

(2) Assuming the reorganization of V.A. Core Equity Fund into Growth & Income Fund occurs. If both reorganizations had taken place on June 30, 2001, approximately .5975 Growth & Income Fund shares would have been issued for each share of V.A. Large Cap Growth Fund.

--------------------------------------------------------------------------------------------------------
                                      V.A. 500 Index          Equity Index             Pro Forma
--------------------------------------------------------------------------------------------------------
          Net Assets                     $18.42M                $539.15M                $557.57M
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share             $15.01                  $16.36                  $16.36
--------------------------------------------------------------------------------------------------------
      Shares Outstanding                  1.23M                  32.95M                  34.08M
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately .9175 Equity Index Fund shares being issued for each share of V.A. 500 Index Fund

--------------------------------------------------------------------------------------------------------
                                   V.A. International         International Equity     Pro Forma
--------------------------------------------------------------------------------------------------------
          Net Assets                     $5.00M                  $21.09M                $26.09M
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share              $8.89                   $8.37                  $8.37
--------------------------------------------------------------------------------------------------------
      Shares Outstanding                  0.56M                   2.52M                  3.12M
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 1.0621 International Equity Fund shares being issued for each share of V.A. International Fund.

--------------------------------------------------------------------------------------------------------
                                      V.A. Mid Cap             Fundamental           Pro Forma
                                         Growth                  Growth
--------------------------------------------------------------------------------------------------------
          Net Assets                     $6.32M                  $40.34M                $46.66M
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share             $11.56                   $9.86                  $9.86
--------------------------------------------------------------------------------------------------------
      Shares Outstanding                  0.55M                   4.1M                   4.73M
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 1.1724 Fundamental Growth Fund shares being issued for each share of V.A. Mid Cap Growth Fund.

--------------------------------------------------------------------------------------------------------
                                     V.A. Small Cap          VST Small Cap              Pro Forma
                                         Growth                 Growth
--------------------------------------------------------------------------------------------------------
          Net Assets                     $13.31M                $202.05M                $215.37M
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share             $13.24                  $12.40                  $12.40
--------------------------------------------------------------------------------------------------------
      Shares Outstanding                  1.01M                  16.29M                  17.36M
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 1.0677 VST Small Cap Growth Fund shares being issued for each share of V.A. Small Cap Growth Fund.

--------------------------------------------------------------------------------------------------------
                                       V.A. Bond               Active Bond              Pro Forma
--------------------------------------------------------------------------------------------------------
          Net Assets                     $67.69M                 $816.30                $883.99
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share             $10.28                   $9.49                  $9.49
--------------------------------------------------------------------------------------------------------
      Shares Outstanding                  6.58M                   86.04                  93.14
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 1.0832 Active Bond Fund shares being issued for each share of V.A. Bond Fund.

--------------------------------------------------------------------------------------------------------
                                   V.A. Money Market        VST Money Market            Pro Forma
--------------------------------------------------------------------------------------------------------
          Net Assets                    $143.50M                $459.40M                $602.86M
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share              $1.00                   $1.00                  $1.00
--------------------------------------------------------------------------------------------------------
      Shares Outstanding                 143.50M                 459.40M                602.86M
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 1.0000 VST Money Market Fund shares being issued for each share of V.A. Money Market Fund.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

-------------------------------------------------------------------------------------------------------------------
           Type of Information                          Headings in Prospectus for each Acquired Fund
                                                                   and each Acquiring Fund
-------------------------------------------------------------------------------------------------------------------
Investment objective and policies           Goal and Strategy
-------------------------------------------------------------------------------------------------------------------
Portfolio Management                        Portfolio Management/Subadviser
-------------------------------------------------------------------------------------------------------------------
Expenses                                    Financial Highlights
-------------------------------------------------------------------------------------------------------------------
Custodian                                   Business Structure
-------------------------------------------------------------------------------------------------------------------
Dividends, distributions and taxes          Dividends and Taxes
-------------------------------------------------------------------------------------------------------------------

                      BOARDS' EVALUATION AND RECOMMENDATION

With respect to each reorganization, for the reasons described above, the Board of Trustees of each Acquired Fund, including the Trustees who are not "interested persons" of either fund or the adviser ("independent trustees"), approved the reorganization. In particular, the Trustees determined that the reorganization was in the best interests of each Acquired Fund and that the interests of each Acquired Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the Board of Trustees of each Acquiring Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization was in the best interests of the each Acquiring Fund and that the interests of the Acquiring Funds' shareholders would not be diluted as a result of the reorganization.

--------------------------------------------------------------------------------
              The trustees of each Acquired Fund recommend that the
                     shareholders vote for each proposal to
                approve the agreement and plan of reorganization.
--------------------------------------------------------------------------------

                         VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of an Acquired Fund means the vote of the lesser of

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2)   more than 50% of the outstanding shares of the fund.

Shares of each Acquired Fund represented in person or by proxy, including shares that abstain or do not vote with respect to the proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against the proposal.

If the required approval of shareholders is not obtained, an Acquired Fund will continue to engage in business as a separate mutual fund and the Board of Trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

                       INFORMATION CONCERNING THE MEETING

Voting at the Meeting

Contract owners use the voting instruction card as a ballot to give the insurance company voting instructions for those shares attributable to the variable contract as of the record date. When the contract owner completes the voting instruction card and sends it to the insurance company, the insurance company votes its proxy in accordance with the contract owner's instructions. If the contract owner completes and signs the voting instruction card, the shares attributable to the variable contract will be voted as instructed. If the contract owner merely signs and returns the card, the life insurance company will vote those shares in favor of the proposal. If the contract owner does not return the card, the life insurance company will vote those shares in the same proportion as shares for which instructions were received from other contract owners.

Shares of each Acquired Fund which are not attributable to variable contracts will be represented and voted by one of the insurance companies in the same proportion as the voting instructions received from contract owners. These shares include shares purchased with contributions made as seed capital to the fund by the adviser.

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of the Acquired Funds and by personnel of the Acquired Funds' investment adviser, John Hancock Advisers, Inc. and its transfer agent, John Hancock Annuity Servicing Office. The Annuity Servicing Office, has agreed to provide proxy solicitation services to each Acquired Fund.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

      o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock Annuity Servicing Office, 529 Main Street, Charlestown, Massachusetts 02129, or

      o By returning a duly executed proxy with a later date before the time of the meeting, or

      o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of the respective Acquired Fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Contract owners may revoke their voting instructions at any time before the proxy is voted by the life insurance company by following the procedure outlined above for revoking proxies.

Outstanding Shares and Quorum

As of September 20, 2001 (record date), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:

--------------------------------------------------------------------------------
                     FUND                               SHARES OUTSTANDING
--------------------------------------------------------------------------------
V.A. Core Equity
--------------------------------------------------------------------------------
V.A. Large Cap Growth
--------------------------------------------------------------------------------
V.A. 500 Index
--------------------------------------------------------------------------------
V.A. International
--------------------------------------------------------------------------------
V.A. Mid Cap Growth
--------------------------------------------------------------------------------
V.A. Small Cap Growth
--------------------------------------------------------------------------------
V.A. Bond
--------------------------------------------------------------------------------
V.A. Money Market
--------------------------------------------------------------------------------

Only shareholders of record on September 20, 2001 (the "record date") are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

The Acquired Funds' Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

                        OWNERSHIP OF SHARES OF THE FUNDS

As of September 20, 2001, the following companies owned of record or on behalf of certain separate accounts, more than 5% of certain funds' outstanding shares, as noted on the table below: John Hancock Life Insurance Company ("JHLICO"), 200 Clarendon Street, Boston, Massachusetts 02117; and John Hancock Variable Life Insurance Company ("JHVLICO"), 197 Clarendon Street, Boston, Massachusetts, 02117.

----------------------------------------------------------------------------------------------------------------------
                 Name                              Number of Shares                      Percentage of Fund
----------------------------------------------------------------------------------------------------------------------
         V.A. Core Equity Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------
         Growth & Income Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
      V.A. Large Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------
         Growth & Income Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
          V.A. 500 Index Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------
           Equity Index Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        V.A. International Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------
       International Equity Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                 Name                              Number of Shares                      Percentage of Fund
----------------------------------------------------------------------------------------------------------------------
       V.A. Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------
        Fundamental Growth Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
      V.A. Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLIO                                                                            %
----------------------------------------------------------------------------------------------------------------------
       VST Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
            V.A. Bond Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------
           Active Bond Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        V.A. Money Market Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------
         VST Money Market Fund
----------------------------------------------------------------------------------------------------------------------
                JHLICO                                                                            %
----------------------------------------------------------------------------------------------------------------------
                JHVLICO                                                                           %
----------------------------------------------------------------------------------------------------------------------

However, these companies will vote their Fund shares only in accordance with voting instructions received from the contract or certificate owners. For this reason, the companies do not exercise control over the funds by virtue of their record ownership of funds shares.

                                     EXPERTS

The financial statements and the financial highlights of each fund as of December 31, 2000 and for the periods then ended and the unaudited financial statements and financial highlights of each fund as of June 30, 2001 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights as of December 31, 2000 have been independently audited by Ernst & Young LLP as stated in their report appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their report given on their authority as experts in accounting and auditing.

                              AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). For access to the Washington D.C. Reference Room, call (202) 942-8090. Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (duplicating fee required). In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at (http://www.sec.gov), SEC file number 811-07437.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ___ day of September, 2001, by and between ____________________ (the "Acquiring Fund") of John Hancock Variable Series Trust I, a Massachusetts business trust (the "Trust II"), with its principal place of business at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, and _________________________ (the
"Acquired Fund"), a series of John Hancock Declaration Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on [either December 7, 2001 or December 14, 2001] (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations with respect to the Acquiring Fund shall be provided by State Street Bank and Trust Company (the "Acquiring Fund's Custodian"), as custodian and pricing agent for the Acquiring Fund and, and with respect to the Acquired Fund by [either State Street Bank and Trust Company or Investors Bank & Trust Company] (the "Acquired Fund's Custodian).

1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

1.8 Any reporting responsibility of the Trust, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2.    VALUATION

2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Acquiring Fund's Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by the Acquired Fund's Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

2.3 All computations of value shall be made by each Custodian in accordance with its regular practice as pricing agent for its respective Fund.

3.    CLOSING AND CLOSING DATE

3.1 The Closing Date shall be [either December 7, 2001 or December 14, 2001] or such other date on or before June 30, 2002 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund's Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund's Custodian for examination no later than five business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund's Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund's Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquiring Fund's Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Acquiring Fund's Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund's Custodian with immediately available funds.

3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before June 30, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES

4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

      (a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

      (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

      (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

      (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

      (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

      (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2000 and the related statement of operations (copies of which have been furnished to the Acquiring Fund) and the unaudited statements as of June 30, 2001, present fairly in all material respects the financial condition of the Acquired Fund as of December 31, 2000 and June 30, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

      (g) Since June 30, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurring by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

      (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

      (i) Each of the Acquired Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

      (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

      (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

      (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust and the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

      (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

      (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph
            5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

      (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

      (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

      (q) The prospectus of the Acquired Fund, dated May 1, 2001 (the "Acquired Fund Prospectus"), previously furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

4.2 The Trust II on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

      (a) The Trust II is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust II nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

      (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is [either a diversified series or a non-diversified series] of the Trust II;

      (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, each dated May 1, 2001, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      (d) At the Closing Date, the Trust II on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

      (e) The Trust II and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provisions of the Trust II's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquiring Fund is a party or by which the Trust II or the Acquiring Fund is bound;

      (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

      (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 31, 2000 and the related statement of operations and the unaudited statements as of June 30, 2001 (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of December 31, 2000 and June 30, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

      (h) Since June 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurring by the Trust II on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

      (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

      (j) The authorized capital of the Trust II consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

      (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

      (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust II;

      (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

      (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust II on behalf of Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 The Trust on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust II on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.6 The Trust on behalf of the Acquired Fund shall furnish to the Trust II on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

5.7 The Trust II on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

5.8 The Trust on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED
      FUND

The obligations of the Trust on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust II on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

6.2 The Trust II on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust II's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust II on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquired Fund shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust II on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

7.3 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Trust, in form and substance satisfactory to the Trust II on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquiring Fund shall reasonably request; and

7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

8.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TRUST II

The obligations hereunder of the Trust II on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust II on behalf of the Acquiring Fund;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust or the Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carry forward, for its taxable year ending on the Closing Date; and

8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of the Acquired Fund and the Trust II on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes:

      (a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

      (b) No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all of its assets to the Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund; and (ii) the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund;

      (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund;

      (d) The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

      (e) The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund's tax holding period for those assets;

      (f) The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of the Acquired Fund solely for Acquiring Fund Shares as part of the transaction;

      (g) The basis of the Acquiring Fund Shares received by the Acquired Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor; and

      (h) The tax holding period of the Acquiring Fund Shares received by the Acquired Fund shareholders will include, for each shareholder, the tax holding period for the shares of the Acquired Fund surrendered in exchange therefor, provided that the Acquired Fund shares were held as capital assets on the date of the exchange.

The Trust II and the Trust agree to make and provide representations with respect to the Acquiring Fund and the Acquired Fund, respectively, which are reasonably necessary to enable Hale and Dorr LLP to deliver an opinion substantially as set forth in this Paragraph 8.6. Notwithstanding anything herein to the contrary, neither the Trust nor the Trust II may waive the conditions set forth in this Paragraph 8.6.

9.    BROKERAGE FEES AND EXPENSES

9.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.   TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust II, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

      (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

      (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

      (c) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

      (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust II, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees or officers of the Trust II or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.   AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.   NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, Attention: Arnold Bergman, Esq. or to the Acquired Fund at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: Avery P. Maher, Esq., and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Pamela J. Wilson, Esq.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by on or behalf of the Acquired Fund or the Acquiring Fund, respectively, under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.


                  -----------------------------
                  OF JOHN HANCOCK VARIABLE SERIES TRUST I


                  By:
                  -----------------------------------------


                  JOHN HANCOCK DECLARATION TRUST on behalf of
                  --------------------------------


                  By:
                  ------------------------------------------
                                  Maureen R. Ford
                       President and Chief Executive Officer

                                   Appendix A

                       Basic information about the funds

Proposal 1

V.A. Core Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 65% of assets in a diversified portfolio of equities which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:


o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth


This process, together with a risk/ return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

Independence Investment LLC
---------------------------
Team responsible for day-to-day
  investment management

A subsidiary of John Hancock
  Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               30.68%   28.42%   13.89%   -7.11%

2001 total return as of June 30: 6.45%
Best quarter: Q4 '98, 23.16% Worst quarter: Q3 '98, -13.01%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
 1 year                                                     -7.11%       -9.10%
 Life of fund - began 8/29/96                               17.11%       19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on smallor medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                 12/96(1)      12/97        12/98      12/99      12/00   6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                          $10.00        $11.11       $14.11     $17.74     $19.70  $17.52
Net investment income (2)                                       0.06          0.16         0.10       0.09       0.08    0.04
Net realized and unrealized gain (loss) on investments          1.12          3.23         3.90       2.36      (1.48)  (0.86)
Total from investment operations                                1.18          3.39         4.00       2.45      (1.40)  (0.82)
Less distributions:
  From net investment income                                   (0.06)        (0.14)       (0.10)     (0.09)     (0.09)  (0.04)
  In excess of net investment income                              --            --           --         --(3)     --       --
  From net realized gain on investments sold                   (0.01)        (0.25)       (0.27)     (0.40)     (0.31)     --
  In excess of net realized gain on investments sold              --            --           --         --      (0.38)     --
  Total distributions                                          (0.07)        (0.39)       (0.37)     (0.49)     (0.78)  (0.04)
Net asset value, end of period                                $11.11        $14.11       $17.74     $19.70     $17.52  $16.66
Total investment return (4) (%)                                11.78(5,6)    30.68(6)     28.42      13.89      (7.11)  (4.68%)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   1,149         8,719       26,691     44,991     40,673  41,136
Ratio of expenses to average net assets (%)                     0.95(7)       0.95         0.95       0.83       0.85    0.87(7)
Ratio of adjusted expenses to average net assets(8) (%)         4.23(7)       1.59           --         --         --      --
Ratio of net investment income to average net assets (%)        1.60(7)       1.24         0.65       0.47       0.45    0.49(7)
Portfolio turnover rate (%)                                       24            53           55         77         97      43


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

(9)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Growth & Income Fund

GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemp-tions will be allocated on an asset-weighted basis. These allocation methodolo-gies may change in the future.

Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earn-ings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.

Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:

 . a systematic screening approach to rank stocks based on: fundamental cata-lyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

 . proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk manage-ment tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, Putnam may invest in stock index futures to manage cash flow.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at end of 2000

FUND MANAGERS
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

C. Beth Cotner, CFA
-------------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[GRAPH]

1991   26.00%
1992    8.90%
1993   13.33%
1994   -0.56%
1995   34.21%
1996   20.10%
1997   29.79%
1998   30.25%
1999   16.23%
2000  -13.10%

Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund   Index
1 year        -13.10% -9.11%
5 years        15.44% 18.35%
10 years       15.58% 17.46%
Life of fund   14.17% 15.26%

Index:S & P 500 Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance fo rthe time periods indicated.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

Period ended:            12/96       12/97       12/98       12/99      12/00            6/01
                                                                                     (Unuadited)

Net asset value,
 beginning of period     $    13.94  $    14.65  $    16.61  $    19.49  $    20.01   $  14.18
Income from investment
 operations:
 Net investment income
  (loss)                       0.34        0.27        0.23        0.20        0.17       0.02
 Net realized and
  unrealized gain (loss)
  on investments*              2.43        4.07        4.75        2.88       (2.77)     (1.31)
 Total from investment
  operations                   2.77        4.34        4.98        3.08       (2.60)     (1.29)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.34)      (0.27)      (0.23)      (0.20)      (0.40)     (0.02)
 Distributions from net
  realized gain on
  investments sold            (1.72)      (2.11)      (1.87)      (2.36)      (2.69)        --
 Distributions in excess
  of income/gain and from
  capital paid in                --          --          --          --       (0.14)        --
 Total distributions          (2.06)      (2.38)      (2.10)      (2.56)      (3.23)     (0.02)
Net asset value, end of
 period                  $    14.65  $    16.61  $    19.49  $    20.01  $    14.18      12.87
Total investment return       20.10%      29.79%      30.25%      16.23%     (13.10)%    (9.13)%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,047,927  $2,785,964  $3,670,785  $4,218,841  $3,324,988 $2,799,990
Ratio of expenses to
 average net assets (%)        0.27%       0.28%       0.27%       0.28%       0.40%      0.77%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.24%       1.61%       1.24%       0.98%       0.84%      0.35%
Turnover rate (%)             81.02%      74.56%      48.45%      70.16%     112.94%     43.75%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

** The performance of the portfolios shown on this page does not reflect and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

Proposal 2

V.A. Large Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $0.88 billion to $415.8 billion as of March 31, 2001).

In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o     strong cash flows

o     secure market franchises

o     sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

William L. Braman
-----------------------------------
Executive vice president and chief
  investment officer of adviser
Joined fund team in 2000
Joined adviser in 2000
Chief investment officer
  at Baring Asset Management
  (London 1998-2000)
Head of U.S. equity team at
  Baring Asset Management
  (Boston 1989-1998)
Began business career in 1977

Robert J. Uek, CFA
-----------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1997
Corporate finance manager
  at Ernst & Young (1994-1997)
Began business career in 1990

Paul J. Berlinguet
-----------------------------------
Vice president of adviser
Joined fund team in 2001
Joined adviser in 2001
U.S. equity investment manager
 at Baring America Asset
 Management (1989-2001)
Began business career in 1986


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              14.27%   24.60%   20.71%   -31.30%


2001 total return as of June 30: 9.70%
Best quarter: Q3 '97, 22.53% Worst quarter: Q1 '97, -15.55%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                               Fund         Index 1      Index 2
1 year                                       -31.30%        -9.10%      -24.53%
Life of fund - began 8/29/96                   2.41%        19.18%       19.57%


Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

In the future, the adviser will compare the fund's performance only to the Russell Top 200 Growth Index since it more closely represents the fund's investment strategy.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on smallor medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on May 1, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                12/96(1)     12/97       12/98        12/99       12/00     6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                         $10.00        $9.39      $10.73       $13.37      $15.77   $10.27
Net investment loss(2)                                        (0.01)       (0.04)         --(3)     (0.04)      (0.08)   (0.02)
Net realized and unrealized gain (loss) on investments        (0.60)        1.38        2.64         2.80       (4.85)   (2.56)
Total from investment operations                              (0.61)        1.34        2.64         2.76       (4.93)   (2.58)
Less distributions:
  Distributions from net realized gain on investments sold       --           --          --        (0.36)      (0.57)      --
Net asset value, end of period                                $9.39       $10.73      $13.37       $15.77      $10.27    $7.69
Total investment return(4) (%)                                (6.10)(5,6)  14.27(6)    24.60(6)     20.71(6)   (31.30)  (25.12)(5,6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    994        3,733      10,372       21,872      12,304    6,280
Ratio of expenses to average net assets (%)                    1.00(7)      1.00        1.00         1.00        0.96     1.00(7)
Ratio of adjusted expenses to average net assets(8) (%)        4.76(7)      2.37        1.33         1.02          --     1.26(7)
Ratio of net investment loss to average net assets (%)        (0.23)(7)    (0.39)      (0.00)       (0.25)      (0.59)   (0.53)(7)
Portfolio turnover rate (%)                                      68          136         176          172         170       38

(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

(9)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Growth & Income Fund

GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemp-tions will be allocated on an asset-weighted basis. These allocation methodolo-gies may change in the future.

Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earn-ings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.

Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:

 . a systematic screening approach to rank stocks based on: fundamental cata-lyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

 . proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk manage-ment tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, Putnam may invest in stock index futures to manage cash flow.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at end of 2000

FUND MANAGERS
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

C. Beth Cotner, CFA
-------------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[GRAPH]

1991   26.00%
1992    8.90%
1993   13.33%
1994   -0.56%
1995   34.21%
1996   20.10%
1997   29.79%
1998   30.25%
1999   16.23%
2000  -13.10%

Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund   Index
1 year        -13.10% -9.11%
5 years        15.44% 18.35%
10 years       15.58% 17.46%
Life of fund   14.17% 15.26%

Index:S & P 500 Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance fo rthe time periods indicated.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

Period ended:                   12/96       12/97       12/98       12/99      12/00      6/01
                                                                                       (Unuadited)
Net asset value,
 beginning of period     $    13.94  $    14.65  $    16.61  $    19.49  $    20.01   $  14.18
Income from investment
 operations:
 Net investment income
  (loss)                       0.34        0.27        0.23        0.20        0.17       0.02
 Net realized and
  unrealized gain (loss)
  on investments*              2.43        4.07        4.75        2.88       (2.77)     (1.31)
 Total from investment
  operations                   2.77        4.34        4.98        3.08       (2.60)     (1.29)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.34)      (0.27)      (0.23)      (0.20)      (0.40)     (0.02)
 Distributions from net
  realized gain on
  investments sold            (1.72)      (2.11)      (1.87)      (2.36)      (2.69)        --
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --        (0.14)        --
 Total distributions          (2.06)      (2.38)      (2.10)      (2.56)      (3.23)     (0.02)
Net asset value, end of
 period                  $    14.65  $    16.61  $    19.49  $    20.01  $    14.18      12.87
Total investment return       20.10%      29.79%      30.25%      16.23%     (13.10)%    (9.13)%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,047,927  $2,785,964  $3,670,785  $4,218,841  $3,324,988 $2,799,990
Ratio of expenses to
 average net assets (%)        0.27%       0.28%       0.27%       0.28%       0.40%      0.77%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.24%       1.61%       1.24%       0.98%       0.84%      0.35%
Turnover rate (%)             81.02%      74.56%      48.45%      70.16%     112.94%     43.75%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

** The performance of the portfolios shown on this page does not reflect and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

V.A. 500 Index Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index. To pursue this goal, the fund normally invests at least 80% of assets in common stocks of S&P 500(R) companies, in approximately the same proportions as they are represented in the index.

This fund is passively managed, meaning that the manager does not use any broad economic or fundamental financial analysis to select investments. The manager monitors the portfolio daily and rebalances periodically to maintain the proportions of the index. The fund also invests in futures contracts, exchange traded funds and options based on S&P 500 stocks.

Under normal circumstances, the fund is fully invested -- directly or through futures and options contracts -- in all 500 stocks represented in the index. It may, however, invest in fewer stocks or in stocks of non-S&P 500 companies. The fund normally maintains less than 1% of assets in cash or cash equivalents.

================================================================================

PORTFOLIO MANAGER

James D. Schantz, CFA
--------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Executive vice president and
  director of quantitative research
  at Hagler, Mastrovita & Hewitt
  (1994-1998)
Began business career in 1970

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              29.51%   28.44%   20.81%   -9.28%


2001 total return as of June 30: 5.75%
Best quarter: Q4 '98, 21.39% Worst quarter: Q3 '98, -10.01%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------

                                                            Fund         Index
 1 year                                                     -9.28%       -9.10%
 Life of fund - began 8/29/96                               17.75%       19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate with the index. The fund does not attempt to temper volatility or avoid losses associated with a decline in the index.

The large-capitalization stocks that make up the index could fall out of favor with the market, causing the fund to underperform funds that focus on smallor medium-capitalization stocks.

Certain investment practices may cause the fund to track the index less closely:

o     Transaction expenses can reduce fund performance.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o The performance of S&P futures, exchange traded funds or options could correlate less strongly with the index than investments in the underlying securities.

o The relative proportions of stocks in the fund's portfolio could drift over time, which could increase tracking error.

Other factors may affect performance, such as the liquidity of S&P 500 stocks and the timing of the fund's cash flows. You could lose money by investing in the fund.

Note: "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the adviser. Standard & Poor's does not sell or promote the fund or advise whether you should invest in the fund. A description of this license is provided in the statement of additional information.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on May 1, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                        12/96(1)    12/97     12/98     12/99     12/00     6/01(8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00      $10.44    $12.62    $15.23    $18.09    $16.21
Net investment income (2)                                              0.17        0.30      0.20      0.17      0.14      0.07
Net realized and unrealized gain (loss) on investments                 0.98        2.72      3.37      2.98     (1.81)    (1.19)
Total from investment operations                                       1.15        3.02      3.57      3.15     (1.67)    (1.12)
Less distributions:
  Dividends from net investment income                                (0.16)      (0.30)    (0.20)    (0.17)    (0.15)    (0.08)
  Distributions from net realized gain on investments sold            (0.55)      (0.54)    (0.76)    (0.11)    (0.06)       --
  Distributions in excess of net realized gain on investments sold       --          --        --     (0.01)       --        --
  Total distributions                                                 (0.71)      (0.84)    (0.96)    (0.29)    (0.21)    (0.08)
Net asset value, end of period                                       $10.44      $12.62    $15.23    $18.09    $16.21    $15.01
Total investment return(3,4) (%)                                      11.49(5)    29.51     28.44     20.81     (9.28)    (6.88)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          4,049      20,008    26,457    37,953    25,094    18,419
Ratio of expenses to average net assets (%)                            0.60(6)     0.36      0.35      0.35      0.35      0.35(6)
Ratio of adjusted expenses to average net assets(7) (%)                1.31(6)     0.83      0.92      0.75      0.93      1.22(6)
Ratio of net investment income to average net assets (%)               4.57(6)     2.45      1.44      1.06      0.86      0.98(6)
Portfolio turnover rate (%)                                               0           9        47         5         7         3

(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all stocks included in the Index. The manager normally invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and sector diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: Standard & Poor's Depositary Receipts (SPDRs), U.S. dol-lar denominated foreign securities, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an exam-ple of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------

SUBADVISER

SSgA Funds Management, Inc.
(formerly State Street Global Advisors, a division of State Street Bank and Trust Company)
Two International Place
Boston, Massachusetts 02110

Managing, with predecessor, since 1978
Managing Fund since May, 1997
Predecessor managed approximately $725 billion in assets at the end of 2000

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[GRAPH]

1997   32.79%
1998   28.45%
1999   21.08%
2000   -9.15%

Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund  Index
1 year        -9.15% -9.11%
Life of fund  17.74% 18.06%

Index:S&P 500 Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on May 1, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

Period ended:                  12/96**    12/97     12/98     12/99     12/00      6/01
                                                                                (Unaudited)

Net asset value, beginning
 of period                    $ 10.00  $  11.10  $  14.21  $  17.70  $  20.46     $ 17.64
Income from investment
 operations:
 Net investment income
  (loss)                         0.15      0.24      0.25      0.27      0.22        0.09
 Net realized and unrealized
  gain (loss) on
  investments*                   1.26      3.41      3.76      3.41     (2.09)      (1.27)
 Total from investment
  operations                     1.41      3.65      4.01      3.68     (1.87)      (1.18)
Less distributions:
 Distributions from net
  investment income and
  capital paid in               (0.21)    (0.29)    (0.24)    (0.26)    (0.23)      (0.10)
 Distributions from net
  realized gain on
  investments sold              (0.10)    (0.25)    (0.28)    (0.66)    (0.72)         --
 Distributions in excess of
  income/gain and from capital
  paid in                          --        --        --        --        --           --
 Total distributions            (0.31)    (0.54)    (0.52)    (0.92)    (0.95)      (0.10)
Net asset value, end of
 period                       $ 11.10  $  14.21  $  17.70  $  20.46  $  17.64     $ 16.36
Total investment return***+     14.23%(a) 32.79%    28.45%    21.08%    (9.15)%     (6.74)%
Ratios and supplemental data
Net assets, end of period
 (000s omitted)($)            $14,650  $101,390  $232,578  $451,296  $525,659   $ 539,147
Ratio of expenses to average
 net assets (%)****              0.00%(b)  0.00%     0.00%     0.00%     0.19%       0.19%
Ratio of net investment
 income (loss) to average
 net assets (%)                  2.47%(b)  1.97%     1.59%     1.42%     1.12%       1.15%
Turnover rate (%)               15.72%(a) 64.56%    43.31%    55.24%    34.11%      11.28%

*     The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
***   Includes the effect of a voluntary capital contribution from John Han-
      cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47%
      for the year ended 1997.
****  Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and
      0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

+     The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(a)   Not annualized

(b)   Annualized

Proposal 4

V.A. International Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of assets in stocks of foreign companies. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o     above-average per share earnings growth

o     high return on invested capital

o     a healthy balance sheet

o     sound financial and accounting policies and overall financial strength

o     strong competitive advantages

o     effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective. To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

Nicholas-Applegate
Capital Management
----------------------------------
U.S.-based team responsible for
 day-to-day investment manage-
 ment since December 2000

Founded in 1984

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              -0.54%   16.76%   31.55%   -25.17%


2001 total return as of June 30: -0.22%
Best quarter: Q4 `99, 25.38% Worst quarter: Q3 `98, -17.11%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                    -25.17%      -16.34%
Life of fund - began 8/29/96                                6.02%        5.25%


Index: MSCI All Country World Ex-U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on May 1, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                  12/96(1)      12/97      12/98      12/99      12/00    6/01(8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $10.00        $11.23     $10.50     $12.18     $15.45   $11.01
Net investment income (2)                                        0.07          0.05       0.07       0.07       0.03     0.04
Net realized and unrealized gain (loss) on investments           1.20         (0.13)      1.69       3.75      (3.93)   (2.16)
Total from investment operations                                 1.27         (0.08)      1.76       3.82      (3.90)   (2.12)
Less distributions:
  Dividends from net investment income                          (0.04)        (0.01)     (0.07)     (0.08)     (0.17)      --
  Dividends in excess of net investment income                     --            --      (0.01)     (0.02)        --       --
  Distributions from net realized gain on investments sold         --         (0.64)        --      (0.45)     (0.37)      --
  Total distributions                                           (0.04)        (0.65)     (0.08)     (0.55)     (0.54)      --
Net asset value, end of period                                 $11.23        $10.50     $12.18     $15.45     $11.01    $8.89
Total investment return(3,4) (%)                                12.75(5)      (0.54)     16.75      31.55     (25.17)  (19.26)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    2,267         3,792      7,201      9,375      7,330    4,999
Ratio of expenses to average net assets (%)                      1.15(6)       1.15       1.15       1.15       1.15     1.15(6)
Ratio of adjusted expenses to average net assets(7) (%)          3.13(6)       2.04       3.13       2.51       3.24     3.40(6)
Ratio of net investment income to average net assets (%)         2.03(6)       0.43       0.59       0.52       0.19     0.84(6)
Portfolio turnover rate (%)                                        14           273         89        116        177      176

(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

International Equity Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located primarily in developed countries outside of the U.S.

The manager selects stocks using proprietary equity research that identifies companies having:

 . strong market positions within their industry,

 . management with a history of excellence focusing on core businesses,

 . above average return on capital within their industry, and

 . demonstrated ability to create long-term shareholder value.

The manager determines the allocation among regions and countries using a com-bination of qualitative and quantitative inputs, including:

 . quantitative models to rank the relative attractiveness of each country/region based on valuation, credit risk and momentum, and

 . qualitative assessment of regional portfolio managers to adjust model results.

The Fund's sector exposures are largely the result of stock selection, although the Fund maintains broad sector representation. The Fund is managed using risk control techniques that maintain overall regional diversification. Although the Fund may employ foreign currency hedging techniques, the Fund normally main-tains the currency exposure of the underlying equity investments.

The Fund invests in at least 3 different countries other than the U.S., but normally invests in 10 to 35 countries, with at least 65% of its assets in securities of non-U.S. entities.

The Fund will invest no more than 10% of its assets in emerging market stocks.

The Fund normally invests in 120 to 200 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), iShares SM and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since August, 1999
Managed approximately $282 billion
in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Shogo Maeda
-----------------
Managing Director of subadviser
Joined subadviser in 1994
Senior Portfolio Manager at Nomura Investment Management, Inc. (1987-1994)

Susan Noble
-----------------
Managing Director of subadviser
Joined subadviser in 1997
Portfolio Management Director at Fleming Investment Management (1986-1997)

Andrew Orchard
-----------------
Executive Director of subadviser
Joined subadviser in 1999
Portfolio Manager at Morgan Grenfell
Asset Management (1994-1999)

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

[GRAPH]

2000  -14.37%

Best quarter: up 22.28%, fourth quarter 1999 Worst quarter: down 8.76%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -14.37% -13.96%
Life of fund    3.01%   1.31%

Index:MSCI EAFE Index

*Began operations on August 31, 1999.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements.

Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on August 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


Period ended:                                                 12/99**    12/00     6/01
                                                                               (Unaudited)

Net asset value, beginning of period                        $ 10.00    $ 11.95     $ 9.85
Income from investment operations
 Net investment income (loss)                                  0.01       0.06       0.05
 Net realized and unrealized gain (loss) on investments*       2.12      (1.78)     (1.48)
 Total from investment operations                              2.13      (1.72)     (1.43)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                          (0.01)     (0.04)     (0.05)
 Distributions from net realized gain on investment           (0.17)     (0.30)        --
 Distributions in excess of income/gains and from
 capital paid in                                                 --      (0.04)        --
 Total distributions                                          (0.18)     (0.38)     (0.05)
Net asset value, end of period                              $ 11.95    $  9.85     $ 8.37
Total investment return****                                   21.49%(a) (14.37)%   (14.56)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                 $12,430    $15,716   $ 21,086
Ratio of expenses to average net assets (%)***                 1.10%(b)   1.10%      1.09%
Ratio of net investment income (loss) to average net assets
 (%)                                                           0.21%(b)   0.53%      1.15%
Turnover rate (%)                                             26.76%(a)  75.41%     22.65%

*    The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
***  Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.71% and 1.76% for the years ended December 31, 1999 and 2000, respectively.
**** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(a)  Not annualized
(b)  Annualized

Proposal 5

V.A. Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $0.02 billion to $19.37 billion as of March 31,
2001).

The manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Team responsible for day-to-day investment management.

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       10.35%   56.18%   -11.73%


2001 total return as of June 30: 10.10%
Best quarter: Q4 '99, 41.78% Worst quarter: Q3 '98, -19.74%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------

                                               Fund         Index 1      Index 2
1 year                                        -11.73%       -9.10%       -11.75%
Life of fund - began 1/7/98                    15.12%       12.58%        17.28%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.


Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on smallor large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on January 7, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

-------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)    12/99     12/00     6/01(9)
-------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00      $11.03    $17.21    $15.09
Net investment income (loss)(2)                                      0.01       (0.03)    (0.08)    (0.05)
Net realized and unrealized gain (loss) on investments               1.03        6.23     (1.94)    (3.48)
Total from investment operations                                     1.04        6.20     (2.02)    (3.53)
Less distributions:
  Dividends from net investment income                             (0.01)          --        --        --
  Distributions from net realized gain on investments sold             --       (0.02)    (0.10)       --
  Tax return of capital                                                --(3)       --        --        --
  Total distributions                                               (0.01)      (0.02)    (0.10)       --
Net asset value, end of period                                     $11.03      $17.21    $15.09    $11.56
Total investment return(4,5) (%)                                    10.35(6)    56.18    (11.73)   (23.39)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,779       6,363    11,482     6,315
Ratio of expenses to average net assets (%)                          1.00(7)     1.00      1.00      1.00(7)
Ratio of adjusted expenses to average net assets(8) (%)              4.23(7)     2.36      1.10      1.19(7)
Ratio of net investment income (loss) to average net assets (%)      0.06(7)    (0.23)    (0.42)     0.74(7)
Portfolio turnover rate (%)                                           103         136       155        71

(1)   Began operations on January 7, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

(9)   Semiannual period from January 1, 2001 through June 30, 2001.  Unaudited.

Fundamental Growth Fund

GOAL AND STRATEGY

This is a stock fund with a growth emphasis that seeks long-term capital appre-ciation.

The Fund invests primarily in the common stocks of large-sized and mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary fundamental equity research and a systematic screening approach. The manager screens the universe for stocks that meet minimum size and earnings growth criteria. The manager employs a proprie-tary quantitative model to rank stocks based on:

 . fundamental catalyst (such as earnings surprise and momentum);

 . valuation (such as price-to sales ratio); and

 . financial strength (such as superior cash flow).

The manager uses fundamental equity research with a global equity research team to identify companies with characteristics such as:

 . strong and innovative management teams;

 . opportunities for above average growth within its industry;

 . strong competitive positioning relative to peers and suppliers;

 . sufficient financial strength to grow the business; and

 . reasonable valuations relative to earnings expectations.

The manager uses risk management tools and qualitative judgement to determine the Fund's sector and stock-specific weightings. The Fund is broadly diversi-fied by sector. The Fund normally invests in 90 to 150 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equiva-lents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02119

Managing since 1937
Managing Fund since August, 2000
Managed approximately $370 billion
in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

Eric M. Wetlaufer, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1997
Managing Director and Portfolio Manager at Cadence Capital Management (1991 --
 1997)
Began career in 1985

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

[GRAPH]

2000  -3.03%

Best quarter: up 54.57%, third quarter 1999 Worst quarter: down 20.91%, second quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        -3.03% -11.75%
Life of fund  35.44%  16.11%

Index:Russell Mid Cap(TM) Growth Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized com-panies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on August 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

Period ended:                                                12/99**    12/00       6/01
                                                                                 (Unaudited)

Net asset value, beginning of period                         $10.00     $ 14.42     $ 12.52
Income from investment operations:
 Net investment income (loss)                                 (0.02)      (0.02)      (0.02)
 Net realized and unrealized gain (loss) on investments*       5.34       (0.44)      (2.64)
 Total from investment operations                              5.32       (0.46)      (2.66)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --        (0.03)         --
 Distributions from net realized gain on investments sold     (0.90)      (0.76)         --
 Distributions in excess of income/gains and from
 capital paid in                                                 --       (0.65)         --
 Total distributions                                          (0.90)      (1.44)         --
Net asset value, end of period                               $14.42     $ 12.52      $ 9.86
Total investment return****                                   54.57%(a)   (3.03)%    (21.20)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $9,175     $46,114     $40,342
Ratio of expenses to average net assets (%)***                 0.95%(b)    0.96%       0.99%
Ratio of net investment income (loss) to average
 net assets (%)                                               (0.55)%(b)  (0.38)%     (0.47)%
Turnover rate (%)                                             61.66%(a)  250.46%      51.34%

*    The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-
     chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
***  Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% and 1.00% for the years ended December 31, 1999 and 2000, respectively.
**** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(a)  Not annualized
(b)  Annualized

Proposal 6

V.A. Small Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $10 million to $4.20 billion as of March 31, 2001).

The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one security.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1986

Anurag Pandit, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Equity analyst at Loomis Sayles
  (1992-1996)
Began business career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              11.06%   15.94%   68.52%   -22.33%


2001 total return as of June 30: 17.58%
Best quarter: Q4 `99, 44.55% Worst quarter: Q3 `98, -21.42%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                               Fund         Index 1      Index 2
1 year                                         -22.33%      -3.02%       -22.43%
Life of fund - began 8/29/96                   11.02%       10.29%       6.88%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.

Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on mediumor large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                    12/96(1)      12/97      12/98      12/99      12/00     6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $10.00         $9.32     $10.35     $12.00     $19.76   $14.40
Net investment income (loss)(2)                                    0.02         (0.02)     (0.06)     (0.10)     (0.13)   (0.04)
Net realized and unrealized gain (loss) on investments            (0.68)         1.05       1.71       8.29      (4.33)   (1.12)
Total from investment operations                                  (0.66)         1.03       1.65       8.19      (4.46)   (1.16)
Less distributions:
  Dividends from net investment income                            (0.02)           --(3)      --         --         --       --
  Distributions from net realized gain on investments sold           --            --         --      (0.43)     (0.90)      --
  Total distributions                                             (0.02)           --         --      (0.43)     (0.90)      --
Net asset value, end of period                                    $9.32        $10.35     $12.00     $19.76     $14.40   $13.24
Total investment return(4,5) (%)                                  (6.62)(6)     11.06      15.94      68.52     (22.33)   (8.06)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        975         3,841      8,232     20,867     19,772   13,313
Ratio of expenses to average net assets (%)                        1.00(7)       1.00       1.00       1.00       1.00     1.00(7)
Ratio of adjusted expenses to average net assets(8) (%)            5.19(7)       2.72       1.63       1.38       1.10     1.21(7)
Ratio of net investment income (loss) to average net assets (%)    0.62(7)      (0.16)     (0.59)     (0.76)     (0.68)   (0.67)(7)
Portfolio turnover rate (%)                                          31            79         93        120        104       40

(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

(9)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term cap-ital appreciation.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 140 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1996
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[GRAPH]

1997   14.26%
1998   14.49%
1999   70.38%
2000  -21.43%

Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 22.48%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -21.43% -22.43%
Life of fund   12.63%   4.72%

Index: Russell 2000(R) Growth Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on May 1, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

Period ended:               12/96**     12/97    12/98       12/99     12/00      6/01
                                                                               (Unaudited)

Net asset value, beginning
 of period                  $ 10.00   $  9.93   $ 11.34   $  12.99  $  19.12     $ 13.47
Income from investment
 operations:
 Net investment income
  (loss)                       0.01     (0.02)    (0.05)     (0.21)    (0.02)      (0.04)
 Net realized and
  unrealized gain (loss) on
  investments*                (0.06)     1.44      1.70       9.06     (4.16)      (1.03)
 Total from investment
  operations                  (0.05)     1.42      1.65       8.85     (4.18)      (1.07)
Less distributions:
 Distributions from net
  investment income and       (0.02)       --        --         --        --          --
 Distributions from net
  realized gain on
  investments sold              --         --        --      (2.72)    (0.12)         --
 Distributions in excess of
  income/gains and from capital
  paid in                       --       0.01        --         --     (1.35)         --
 Total distributions          (0.02)    (0.01)      --       (2.72)    (1.47)         --
Net asset value, end of
 period                     $  9.93   $ 11.34   $ 12.99   $  19.12  $  13.47      $ 12.40
Total investment return****   (0.50)%(a)14.26%    14.49%     70.38%   (21.43)%      (7.94)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $20,633   $48,761   $74,849   $179,570  $234,542     $202,053
Ratio of expenses to
 average net assets (%)***     1.00%(b)  1.00%     1.00%      0.89%     0.82%        0.84%
Ratio of net investment
 income (loss) to average
 net assets (%)                0.12%(b) (0.28)%   (0.65)%    (0.70)    (0.50)%      (0.44)%
Turnover rate (%)             50.93%(a) 86.23%   101.16%    113.11%    97.73%       45.16%

*    The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-
     chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**   Fund began operations on May 1, 1996.
***  Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.
**** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(a)  Not annualized
(b)  Annualized

Proposal 7

V.A. Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 65% of assets in a diversified portfolio of debt securities. These include corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in junk bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all different quality levels and maturities from many different issuers, potentially including foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Ho, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1985
Began business career in 1977

Benjamin A. Matthews
------------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1970

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                               1997     1998     1999     2000


                                               9.31%    9.41%    -0.51%   11.89%

2001 total return as of June 30: -0.04%
Best quarter: Q3 `98, 4.76%  Worst quarter: Q1 `97, -0.96%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      11.89%       9.39%
Life of fund - began 8/29/96                                7.88%        7.28%

Index: Lehman Brothers Credit Bond Index, an unmanaged index of corporate bonds and Yankee bonds.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                  12/96(1)     12/97      12/98      12/99       12/00    6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $10.00       $10.19     $10.36     $10.51      $9.81    $10.29
Net investment income (2)                                        0.23         0.68       0.63       0.64       0.64      0.28
Net realized and unrealized gain (loss) on investments           0.21         0.24       0.32      (0.70)      0.50      0.01
Total from investment operations                                 0.44         0.92       0.95      (0.06)      1.12      0.29
Less distributions:
  Dividends from net investment income                          (0.23)       (0.68)     (0.63)     (0.64)     (0.64)     0.30
  Distributions from net realized gain on investments sold      (0.02)       (0.07)     (0.17)        --         --        --
  Total distributions                                           (0.25)       (0.75)     (0.80)     (0.64)     (0.64)    (0.30)
Net asset value, end of period                                 $10.19       $10.36     $10.51      $9.81     $10.29    $10.28
Total investment return(3) (%)                                   4.42(4,5)    9.30(5)    9.41(5)   (0.51)(5)  11.89(5)   2.78(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    1,056        3,682     10,669     12,531     25,173    67,692
Ratio of expenses to average net assets (%)                      0.75(6)      0.75       0.75       0.75       0.75      0.68(6)
Ratio of adjusted expenses to average net assets(7) (%)          4.15(6)      2.53       1.34       1.01       0.92        --
Ratio of net investment income to average net assets (%)         6.69(6)      6.57       5.93       6.39       6.47      5.50(6,8)
Portfolio turnover rate (%)                                        45          193        367        307        298       195

(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ration of net investment income to average net assets would have been 5.77%.

(9)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Active Bond Fund

GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities; and

 . no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average matu-rity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[GRAPH]

1991    16.70%
1992     7.70%
1993    10.80%
1994    -2.57%
1995    19.55%
1996     4.10%
1997    10.11%
1998     8.23%
1999    -0.94%
2000    10.45%

Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        10.45% 11.63%
5 years        6.30%  6.46%
10 years       8.20%  7.96%
Life of fund   8.04%  8.16%

Index: Lehman Brothers Aggregate Bond Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance for the time period indicated.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

Period ended:                   12/96     12/97     12/98     12/99      12/00     6/01
                                                                               (Unaudited)

Net asset value, beginning
 of period                  $  10.13  $   9.77  $   9.95     $9.92   $   9.12    $  9.44
Income from investment
 operations:
 Net investment income
  (loss)                        0.69      0.71      0.69      0.67       0.64       0.29
 Net realized and
  unrealized gain (loss) on
  investments*                 (0.31)     0.24      0.11     (0.76)      0.28       0.06
 Total from investment
  operations                    0.38      0.95      0.80     (0.09)      0.92       0.35
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.69)    (0.71)    (0.69)    (0.71)     (0.60)     (0.30)
 Distributions from net
  realized gain on
  investments sold             (0.05)    (0.06)    (0.14)      --         --          --
 Total distributions           (0.74)    (0.77)    (0.83)    (0.71)     (0.60)     (0.30)
Net asset value, end of
 period                     $   9.77  $   9.95  $   9.92  $   9.12   $   9.44    $  9.49
Total investment return**       4.10%    10.11%     8.23%    (0.94)%    10.45%      3.63%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $726,111  $803,770  $907,121  $850,286   $842,299   $816,297
Ratio of expenses to
 average net assets (%)         0.29%     0.31%     0.29%     0.28%      0.41%***  0.71%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.07%     7.18%     6.84%     6.97%      6.98%     6.13%
Turnover rate (%)             119.12%   138.29%   228.74%   182.90%    164.34%   130.85%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.44% for year ended
    December 31, 2000.

Proposal 8

V.A. Money Market Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

o     U.S. and foreign companies

o     U.S. and foreign banks

o     U.S. and foreign governments

o     U.S. agencies, states and municipalities

o International organizations such as the World Bank and the International Monetary Fund

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturities of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The team tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

================================================================================

PORTFOLIO MANAGERS

Team of money market research analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective yield, call 1-800-824-0335

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               4.90%    4.90%    4.60%    5.90%

2001 total return as of June 30: 1.02%
Best quarter: Q1 `98, 1.25% Worst quarter: Q1 `99, 1.06%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                                         Fund
1 year                                                                   5.90%
Life of fund - began 8/29/96                                             5.00%

MAIN RISKS

[Clip Art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.

An issuer of securities held by the fund could default or have its credit rating downgraded.

Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                       12/96(1)      12/97      12/98      12/99     12/00     6/01(8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $1.00         $1.00      $1.00      $1.00      $1.00    $1.00
Net investment income (2)                                            0.02          0.05       0.05       0.05       0.06     0.02
Less distributions:
  Dividends from net investment income                              (0.02)        (0.05)     (0.05)     (0.05)     (0.06)   (0.02)
Net asset value, end of period                                      $1.00         $1.00      $1.00      $1.00      $1.00    $1.00
Total investment return(3) (%)                                       1.61(4,5)     4.88(5)    4.87       4.58       5.90     2.33(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          207         8,377     16,519     32,952     73,917  143,495
Ratio of expenses to average net assets (%)                          0.75(6)       0.75       0.74       0.66       0.60     0.57
Ratio of adjusted expenses to average net assets(7) (%)             27.48(6)       1.27         --         --         --       --
Ratio of net investment income to average net assets (%)             4.68(6)       4.86       4.70       4.55       5.86     4.52(6)

(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks to preserve capital and liquidity while also seeking to achieve a competitive yield. The Fund intends to maintain a stable net asset value of $1.00 per share.

The Fund invests in U.S. dollar denominated money market instruments rated in one of the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper and other short-term obligations of U.S. and foreign issuers
  (including asset-backed securities);

 . certificates of deposit, bank notes and other obligations of U.S. and foreign banks and other lending institutions;

 . debt securities issued by foreign governments and agencies;

 . U.S. Treasury, agency and state and local government obligations; and,

 . repurchase agreements.

The manager's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the antici-pated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The manager seeks secu-rities;

 . with an acceptable maturity;

 . issued by issuers on a sound financial footing;

 . that are marketable and liquid; and

 . that offer competitive yields.

The Fund only invests in individual securities with a maximum remaining matu-rity of 397 days (13 months). The overall weighted average maturity of the Fund's investments is 90 days or less. The Fund may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2001
Managed approximately $274 billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

John Keogh
-----------------
Senior Vice President and Partner of subadviser
Joined subadviser in 1983
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[GRAPH]

1991   6.00%
1992   3.60%
1993   3.41%
1994   4.03%
1995   5.78%
1996   5.32%
1997   5.38%
1998   5.40%
1999   5.05%
2000   6.29%

Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/2000(/1/)

                  Fund
1 year            6.29%
5 years           5.50%
10 years          4.99%
Life of fund      5.84%

(1)Began operations on March 29, 1986.

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk.

Principal Risk: An investment in the Fund is not a bank deposit and is not guaranteed as to principal and interest. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, investors may lose money by invest-ing in the Fund.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance for the time periods indicated.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

Period ended:                  12/96#    12/97#    12/98#     12/99#    12/00#   6/01##
                                                                               (Unaudited)

Net asset value, beginning
 of period                   $  1.00   $  1.00   $  1.00    $  1.00   $  1.00    $  1.00
Income from investment
 operations:
 Net investment income
  (loss)                        0.05      0.05      0.05       0.04      0.06       0.02
 Total from investment
  operations                    0.05      0.05      0.05       0.04      0.06       0.02
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.05)    (0.05)    (0.05)     (0.04)    (0.06)     (0.02)
 Total distributions        $  (0.05) $  (0.05) $   (0.05)    (0.04)    (0.06)     (0.02)
Net asset value, end of
 period                     $   1.00  $   1.00  $    1.00   $  1.00   $  1.00    $  1.00
Total investment return*        5.32%     5.38%     5.40%      5.05%     6.29%**    2.51%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $213,235  $229,443  $395,195   $451,235  $496,853   $459,369
Ratio of expenses to
 average net assets (%)         0.30%     0.33%     0.31%      0.31%     0.29%     0.29%
Ratio of net investment
 income (loss) to average
 net assets (%)                 5.20%     5.32%     5.29%      4.95%     6.05%     5.03%


* The performance of the Funds shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

** The Total Investment Return includes the effect of the capital contribution of $0.001 per share. The Total Investment Return without the capital contribution would have been 6.18%

# Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.

## The Fund entered into a new sub-advisory agreement with Wellington
   Company, LLP during the period shown.

                                   Appendix B

                  Management's discussion of fund performance:
                               December 31, 2001

PROPOSAL 1

John Hancock V.A. Core Equity Fund

By Paul McManus for the Portfolio Management Team

The year 2000 was marked by unprecedented volatility, as the markets fell sharply in the spring, rallied over the summer and plunged again during the final four months of the year. The Federal Reserve Board, which had already hiked interest rates three times in 1999, added three more increases in the first half of 2000, including a 0.50% increase in May. With share prices in technology, telecommunications and biotechnology stocks reflecting unrealistically optimistic expectations, the Fed's actions were enough to puncture the speculative bubble and bring the popular market averages lower. The tech-heavy NASDAQ Composite Index was particularly vulnerable, shedding a whopping 39.29% in 2000.

At the time of the Fed's final increase on May 16, there was scant evidence of decelerating growth in corporate earnings or the overall economy. Accordingly, the markets rallied during the summer, buoyed by investors' belief that interest rates were stabilizing and their hope that higher rates would cool the economy without doing significant damage to earnings.

That hope was shattered in the fall. Prominent companies in a broad variety of sectors issued warnings that fourth-quarter profits would be substantially lower than previously expected. At the same time, data on industrial production, retail sales, employment and consumer confidence all gave evidence of a slowing economy. As a result, sellers took control and the markets plummeted. Defensive sectors like health care, consumer nondurables and financial services managed to buck the trend, as did energy, but growth stocks in most sectors had an extremely difficult year in 2000.

PERFORMANCE SUMMARY

The Fund continued to implement its strategy of buying undervalued stocks of companies with improving fundamentals. In sectors such as technology, however, it was more a question of identifying the companies that appeared to suffer the least deterioration in fundamentals. The Fund had a losing year but finished ahead of the S&P 500 Index, primarily due to favorable stock selection. For the 12 months ended December 31, 2000, John Hancock V.A. Core Equity Fund had a return of -7.11% at net asset value. In comparison, the S&P 500 returned -9.10%, including reinvested dividends. However, the Fund trailed the 1.15% return of the average variable annuity growth and income fund, according to Lipper, Inc. Many funds in the Lipper average have a heavier emphasis on value-oriented investments, which were the place to be, especially during the second half of the period. Longer-term performance information can be found on page six.

HEALTH CARE, FINANCIALS HELP RETURNS

On a relative basis, we were helped by our holdings in health care, a sector we steadily increased throughout the year. Compared with companies in other sectors, health-care firms, especially pharmaceutical companies, had generally superior earnings growth prospects. One of the best performers, Warner-Lambert, rose sharply as a result of being the target of a bidding war between Pfizer and American Home Products (Pfizer ultimately won). Merck, Pharmacia, Bristol-Myers Squibb and Schering-Plough were other drug stocks that made meaningful contributions to performance.

Financial stocks were another area of strength, helped by the growing consensus that a weakening economy would bring lower interest rates. Both stock selection and a marginal overweighting aided performance relative to our benchmark. One of our top performers, Fannie Mae, also benefited when Congress lost interest in an initiative that would have removed the competitive advantages Fannie Mae enjoys because of its status as a quasi-government organization. Another holding in the sector meriting mention is Citigroup, which continued to post consistently good earnings growth through its favorable mix of banking, brokerage and insurance businesses.

TECHNOLOGY AND TELECOMMUNICATIONS HIT THE SKIDS

Leading the list of negative contributors were many names that made positive contributions a year ago. Microsoft was hurt earlier in the year by the Justice Department's antitrust lawsuit, then by slowing demand for personal computers. We reduced the position to below market weight in the first half of the period, but the stock still hurt performance substantially. Lucent Technologies was a different story. We liked the stock for the first half of the year, but it subsequently became apparent to us that the company was slipping behind competitors in some key technological areas. Consequently, we sold the entire position in the fourth quarter. Long-distance provider WorldCom reflected the intense competition for telephone services of all kinds, as did Sprint and AT&T, two other lackluster performers. Despite the carnage, we maintained roughly a market weighting in technology. The Fund stresses diversification and attempts to keep its risk profile similar to that of the S&P 500 Index.

LOOKING AHEAD

Amid considerable pessimism about stocks, the Fed surprised investors by cutting interest rates on January 3, just after the period ended. It appears that the primary challenge facing investors over the short term will be balancing the positive effects of lower rates with the negative ramifications of slower earnings growth. Through its actions, the Fed has served notice that it intends to be aggressive about addressing the current slowdown, so we would not be surprised to see a series of interest-rate reductions. Furthermore, history has shown that the stock market responds well to multiple rate cuts by the Fed. We will consider these and many other factors as we continue our search for undervalued stocks of companies with improving fundamentals.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                     ONE    INCEPTION
                                                    YEAR    (8/29/96)
                                              ----------   ----------
Cumulative Total Returns                          (7.11%)      98.43%
Average Annual Total Returns(1)                   (7.11%)      17.11%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 16.69%. The expense limitation did not impact the one-year performance.

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is General Electric 4.6%, the second is Citigroup 4.4%, the third Pfizer 3.6%, the fourth
Merck 3.2% and the fifth ExxonMobil 3.0%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Core Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Core Equity Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Core Equity Fund on August 29, 1996 and is equal to $19,844 as of December 31, 2000.

                                                     Inception: March 29, 1986

 GROWTH & INCOME FUND
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.                      Paul F. McManus
 PUTNAM INVESTMENTS                                             C. Beth Cotner


Effective November 1, the Fund was modified to a multi-managed investment approach

 The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.

 IIA selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.

 As of December 31, 2000, IIA managed approximately 77% and Putnam managed approximately 23% of the Fund's assets. For the year, the Fund performed - 13.10% below the benchmark's performance of -9.11%.

Independence Investment Associates, Inc.

 The Fund outperformed the benchmark in the fourth quarter. Stock prices declined in the period as fears over an accelerating economic slowdown were discounted in the market. Increasing numbers of technology companies began to preannounce earnings shortfalls. The Fund was modestly underweight technology stocks, and this benefited portfolio performance, although specific stock selection skill was slightly negative. Health care was over weighted, particularly in large drug companies. Both stock selection and the active overweight benefited performance for the quarter. Holdings in Bristol Meyers, Merck and Pharmacia Upjohn helped the portfolio. Electric utilities were another positive are as investors were becoming even more defensive as the economy was slowing. Perceived as safer technology stocks, information services companies like First Data Corp and EDS did relatively well and helped portfolio performance.

 With the market being defensive, food and beverage stocks did well. We had an underweight there as valuations did not justify the purchases of some of the stocks. This relative underweight negatively impacted performance in the quarter. In the media area, fears of the slowing economy affected the broadcasters as advertising budgets became suspect. Also, the delay of Time Warner--AOL adversely affected performance of those stocks.
 Looking forward, we continue to maintain a broad sector neutral strategy while emphasizing individual stock selection. Based upon the relative valuation of stocks we will continue to select the best stocks within industries based upon their valuation and outlook for sustainable earnings growth.

Putnam Investments

 The Fund benefited from overweighting the robust energy, conglomerate, utilities, and financial sectors, along with strong stock selection. In particular, exceptional stock performance by one of our holdings (Tyco) made conglomerates the greatest contributor to performance. The next-largest contribution came from energy, where oil services stocks boosted returns; in financial services, insurance (American International Group) and investment banking/brokerage (Goldman Sachs) aided performance.

 The single largest detractor from performance came from technology, where the benefit of being underweight in a very weak sector was more than offset by poor stock performance in software (Openwave Systems, Veritas Software), communications equipment (Redback Networks, Juniper Networks), and business applications software (Agile Software, I2 Technologies). Fund performance was also hindered by health care (underweighting pharmaceuticals and weak stock selection in biotechnology); overweighting communications services (the worst-performing sector), along with weak stock performance from that sector in the cellular industry (Sprint PCS, Nextel); underweighting consumer staples (along with not owning non-alcoholic beverage companies and owning weak TV broadcasting companies); and finally, underweighting consumer cyclicals.

 In the volatile environment of the new year, we anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. We believe that the current environment will continue to place pressure on rapidly expanding, high-quality growth companies. We have concentrated the Fund on companies with a proven record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Going forward, we will be overweight energy (oil services) and financial services (banking/brokerage services and insurance) stocks while underweighting technology (communications equipment and software) and consumer staples (media and TV broadcasting.)

                                                     Inception: March 29, 1986

 GROWTH & INCOME FUND
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.                      Paul F. McManus
 PUTNAM INVESTMENTS                                             C. Beth Cotner

                                    [GRAPH]

          Growth & Income    S&P 500.            Growth & Income    S&P 500.
               Fund            Index                  Fund            Index

12/31/90     $10,000         $10,000   01/31/96     $21,300         $22,266
01/31/91      10,449          10,442   02/29/96      21,576          22,479
02/28/91      11,145          11,190   03/31/96      21,852          22,695
03/31/91      11,406          11,456   04/30/96      22,098          23,029
04/30/91      11,401          11,488   05/31/96      22,609          23,623
05/31/91      11,844          11,980   06/30/96      22,733          23,720
06/31/91      11,266          11,432   07/31/96      21,659          22,664
07/31/91      11,655          11,967   08/31/96      22,175          23,145
08/31/91      11,905          12,249   09/30/96      23,205          24,445
09/30/91      11,760          12,048   10/31/96      23,772          25,115
10/31/91      11,933          12,209   11/30/96      25,354          27,021
11/30/91      11,518          11,716   12/31/96      24,918          26,492
12/31/91      12,596          13,055   01/31/97      26,201          28,137
01/31/92      12,375          12,812   02/28/97      26,344          28,365
02/29/92      12,522          12,976   03/31/97      25,318          27,185
03/31/92      12,311          12,722   04/30/97      26,545          28,808
04/30/92      12,702          13,092   05/31/97      27,985          30,577
05/31/92      12,827          13,163   06/30/97      29,088          31,940
06/30/92      12,732          12,972   07/31/97      31,688          34,476
07/31/92      12,734          13,495   08/31/97      30,083          32,559
08/31/92      12,911          13,222   09/30/97      31,832          34,344
09/30/92      13,056          13,374   10/31/97      30,635          33,197
10/31/92      13,033          13,422   11/30/97      31,787          34,734
11/30/92      13,541          13,875   12/31/97      32,341          35,331
12/31/92      13,717          14,056   01/31/98      32,690          35,723
01/31/93      13,858          14,159   02/28/98      35,358          38,299
02/28/93      14,052          14,350   03/31/98      37,336          40,260
03/31/93      14,487          14,659   04/30/98      37,439          40,666
04/30/93      14,101          14,299   05/31/98      37,030          39,967
05/31/93      14,467          14,686   06/30/98      38,602          41,590
06/30/93      14,609          14,734   07/31/98      38,151          41,149
07/31/93      14,530          14,665   08/31/98      32,294          35,199
08/31/93      15,115          15,223   09/30/98      33,951          37,455
09/30/93      15,142          15,111   10/31/98      36,978          40,500
10/31/93      15,400          15,418   11/30/98      39,191          42,954
11/30/93      15,263          15,273   12/31/98      42,123          45,428
12/31/93      15,545          15,460   01/31/99      43,536          47,327
01/31/94      16,007          15,978   02/28/99      42,184          45,855
02/28/94      15,541          15,547   03/31/99      43,433          47,690
03/31/94      14,939          14,871   04/30/99      45,263          49,535
04/30/94      15,199          15,064   05/31/99      43,943          48,366
05/31/94      15,257          15,310   06/30/99      46,973          51,051
06/30/94      14,980          14,931   07/31/99      45,365          49,458
07/31/94      15,385          15,426   08/31/99      44,829          49,210
08/31/94      15,957          16,053   09/30/99      43,592          47,862
09/30/94      15,486          15,667   10/31/99      46,142          50,892
10/31/94      15,733          16,025   11/30/99      46,676          51,925
11/30/94      15,211          15,437   12/31/99      47,579          54,983
12/31/94      15,459          15,663   01/31/00      47,808          52,223
01/31/95      15,777          16,070   02/29/00      48,957          51,236
02/28/95      16,400          16,693   03/31/00      45,974          56,247
03/31/95      16,763          17,187   04/30/00      44,819          54,554
04/30/95      17,252          17,688   05/31/00      49,836          53,436
05/31/95      17,826          18,386   06/30/00      48,617          54,750
06/30/95      18,232          18,818   07/31/00      47,976          53,896
07/31/95      18,814          19,445   08/31/00      48,744          57,243
08/31/95      18,936          19,498   09/30/00      48,151          54,221
09/30/95      19,757          20,314   10/31/00      51,130          53,993
10/31/95      19,628          20,243   11/30/00      48,040          49,738
11/30/95      20,456          21,134   12/31/00      34,913          49,982
12/31/95      20,748          21,525

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        3.3%               5.9%
Pfizer, Inc.                                3.0%               0.9%
Cisco Systems, Inc.                         2.4%               4.6%
Citigroup, Inc.                             2.3%               4.1%
Merck & Co., Inc.                           2.2%               1.6%
Microsoft Corp.                             2.1%               7.1%
Exxon Mobil Corp.                           2.1%               1.4%
Wal-Mart Stores, Inc.                       1.9%               1.5%
Intel Corp.                                 N/A                3.1%
Tyco International, Ltd.                    1.9%               1.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                 Growth & Income      S&P 500          MorningStar
                       Fund            Index           Peer Group+
                     --------       -----------        -----------
  1 Year              -13.10%          -9.11%             -7.52%
 3 Years                9.57           12.26              11.71
 5 Years               15.44           18.35              17.02
10 Years               15.58           16.56              16.58

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             28.1%        Energy                 5.6%
Health Care            17.9%        Consumer Cyclical      4.9%
Financial              15.4%        Utility                4.5%
Capital Equipment      13.6%        Consumer Staple        1.7%
Retail                  5.6%        Basic Material         1.6%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 . "Standard & Poor's 500" is a trademark of the McGraw-Hill companies, Inc.
  and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, fold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Blend investment category.

PROPOSAL 2

John Hancock V.A. Large Cap Growth Fund

By William L. Braman and Robert Uek for the Portfolio Management Team

The bears were out in full force during the past 12 months, particularly in the technology arena. Volatility began early on and continued in prolonged bouts as the period progressed. Speculation about the economy's direction and the sustainability of corporate profits dominated investors' concerns. By year's end, all the major stock indexes were down considerably, as was John Hancock V.A. Large Cap Growth Fund.

FUND PERFORMANCE

For the 12 months ended December 31, 2000, the Fund produced a total return of -31.30% at net asset value. By comparison, the Fund's benchmark index, the Russell Top 200 Growth Index, returned -24.53%, the tech-heavy NASDAQ Composite Index returned -39.29% and the broader market, as measured by the Standard & Poor's 500 Index, returned -9.10%. In the same period, the average variable annuity growth fund returned -9.22%, according to Lipper, Inc. Historical performance information can be found on page 12. The Fund's performance lagged its peers primarily because of our heavy stake in technology, particularly the more aggressive companies, which we maintained throughout much of the year. As the earnings of many technology companies decelerated, their stock prices came back down to earth.

TECHNOLOGY STRUGGLES

For a long time, we have been espousing the dynamic long-term growth prospects of many technology stocks and, indeed, the sector itself. We firmly believe technology companies will continue to drive not only the United States' economy but the world's as well, thereby providing investors with considerable long-term growth potential. The strength of the technology stock sector in recent years is certainly a testament to this belief. However, with each interest rate increase by the Federal Reserve Board this past spring -- and then with each new economic report suggesting a slowdown -- investors began to question the ability of companies, particularly technology firms, to continue meeting the very high earnings expectations of the past few years. Consequently, it grew increasingly difficult for many investors to justify the high stock prices in exchange for the potential payback. When a company posted disappointing earnings -- as many did -- the stock price was pummeled. As the stock prices in the tech and biotech sec tors dropped, fears arose about the possible price declines of other richly valued stocks. Investors harvested whatever profits they could and ran for cover in the United States Treasury market.

TECH HOLDINGS REDUCED

Throughout the period, a large amount of the Fund's net assets remained in the technology sector, with the weighting peaking in September at around 60% of net assets. By period's end, however, the stake was reduced to 43%. While the sector's downturn had a hand in bringing that figure down, we also eliminated many holdings from the Fund. Our reasons had more to do with the possibility of further stock price volatility than with any concerns we had about the business fundamentals or long-term growth prospects of many of the companies we sold.

In trimming the Fund's weighting, we targeted many names relating to personal computer hardware. Issues we sold included IBM, Microsoft, Gateway, Dell and Hewlett Packard. We also eliminated positions in commodity semiconductors and semiconductor equipment by selling Intel, Texas Instruments, Applied Materials and Micron. Other high-priced stocks that demonstrated an increased risk of price declines were sold as well. In the biotechnology sector, we moved out of Immunex and Amgen. We held on to, and even purchased, some stocks in the computer networking and communications sub sectors as stock prices became increasingly attractive. We bought such issues as Juniper Networks, CIENA, JDS Uniphase and Nortel Networks.

HEALTH CARE, FINANCE INCREASED

As the period progressed, we added to the Fund's weighting in health-care and financial stocks. In health care, it was the pharmaceuticals we sought. This past year, investors prized the earnings predictability of large drug companies. These steady growers are also defensive in nature, as they are relatively insulated from economic changes. We increased the size of our stakes in Pfizer, Pharmacia and Johnson & Johnson and initiated a new position in Merck. As technology stock prices dropped, drug stocks soared.

Our financial focus has been fairly broad-based, though we emphasized insurance names slightly. In addition to the relatively attractive stock prices, the business cycle and pricing environment among property casualty and insurance companies has been improving. We also thought it prudent for the Fund to have exposure to the mortgage-lending and consumer-lending sub sectors. The stocks that caught our attention include AFLAC, American General, Wells Fargo, Fannie Mae, MBNA, Citigroup and State Street Corp.

OUTLOOK

Shortly after the close of the period, the Fed cut the fed funds rate by one-half a percent. As encouraged as we are by the Fed's recent actions, we are mindful that plenty of volatility may well lie ahead. In our opinion, investors will need quite a bit more convincing before returning to growth stocks. First-quarter earnings reports will be somewhat of a guidepost. The good news is that tech stock prices are now more attractive than they have been in years. While the stock prices of many companies have been taken down by 60% to 70%, many are still growing their earnings by anywhere from 30% to 50%. With that in mind, we are now inclined to selectively increase the Fund's technology exposure and position for what we believe will be an eventual rebound.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (31.30%)      10.87%
Average Annual Total Returns(1)                 (31.30%)       2.41%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 1.72%. The expense limitation did not impact the one-year performance.

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is Pfizer 5.3%, the second is General Electric 4.7%, the third Cisco Systems 4.1%, the fourth Oracle Systems 3.6% and the fifth Tyco International
3.6%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Large Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell Top 200 Growth Index -- an unmanaged index which measures the performance of the Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Large Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Russell Top 200 Growth Index and is equal to $22,269 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Large Cap Growth Fund on August 29, 1996 and is equal to $11,087 as of December 31, 2000.

                                                     Inception: March 29, 1986

 GROWTH & INCOME FUND
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.                      Paul F. McManus
 PUTNAM INVESTMENTS                                             C. Beth Cotner


Effective November 1, the Fund was modified to a multi-managed investment approach

 The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.

 IIA selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.

 As of December 31, 2000, IIA managed approximately 77% and Putnam managed approximately 23% of the Fund's assets. For the year, the Fund performed - 13.10% below the benchmark's performance of -9.11%.

Independence Investment Associates, Inc.

 The Fund outperformed the benchmark in the fourth quarter. Stock prices declined in the period as fears over an accelerating economic slowdown were discounted in the market. Increasing numbers of technology companies began to preannounce earnings shortfalls. The Fund was modestly underweight technology stocks, and this benefited portfolio performance, although specific stock selection skill was slightly negative. Health care was over weighted, particularly in large drug companies. Both stock selection and the active overweight benefited performance for the quarter. Holdings in Bristol Meyers, Merck and Pharmacia Upjohn helped the portfolio. Electric utilities were another positive are as investors were becoming even more defensive as the economy was slowing. Perceived as safer technology stocks, information services companies like First Data Corp and EDS did relatively well and helped portfolio performance.

 With the market being defensive, food and beverage stocks did well. We had an underweight there as valuations did not justify the purchases of some of the stocks. This relative underweight negatively impacted performance in the quarter. In the media area, fears of the slowing economy affected the broadcasters as advertising budgets became suspect. Also, the delay of Time Warner--AOL adversely affected performance of those stocks.
 Looking forward, we continue to maintain a broad sector neutral strategy while emphasizing individual stock selection. Based upon the relative valuation of stocks we will continue to select the best stocks within industries based upon their valuation and outlook for sustainable earnings growth.

Putnam Investments

 The Fund benefited from overweighting the robust energy, conglomerate, utilities, and financial sectors, along with strong stock selection. In particular, exceptional stock performance by one of our holdings (Tyco) made conglomerates the greatest contributor to performance. The next-largest contribution came from energy, where oil services stocks boosted returns; in financial services, insurance (American International Group) and investment banking/brokerage (Goldman Sachs) aided performance.

 The single largest detractor from performance came from technology, where the benefit of being underweight in a very weak sector was more than offset by poor stock performance in software (Openwave Systems, Veritas Software), communications equipment (Redback Networks, Juniper Networks), and business applications software (Agile Software, I2 Technologies). Fund performance was also hindered by health care (underweighting pharmaceuticals and weak stock selection in biotechnology); overweighting communications services (the worst-performing sector), along with weak stock performance from that sector in the cellular industry (Sprint PCS, Nextel); underweighting consumer staples (along with not owning non-alcoholic beverage companies and owning weak TV broadcasting companies); and finally, underweighting consumer cyclicals.

 In the volatile environment of the new year, we anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. We believe that the current environment will continue to place pressure on rapidly expanding, high-quality growth companies. We have concentrated the Fund on companies with a proven record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Going forward, we will be overweight energy (oil services) and financial services (banking/brokerage services and insurance) stocks while underweighting technology (communications equipment and software) and consumer staples (media and TV broadcasting.)

                                                     Inception: March 29, 1986

 GROWTH & INCOME FUND
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.                      Paul F. McManus
 PUTNAM INVESTMENTS                                             C. Beth Cotner

                                    [GRAPH]

          Growth & Income    S&P 500.            Growth & Income    S&P 500.
               Fund            Index                  Fund            Index

12/31/90     $10,000         $10,000   01/31/96     $21,300         $22,266
01/31/91      10,449          10,442   02/29/96      21,576          22,479
02/28/91      11,145          11,190   03/31/96      21,852          22,695
03/31/91      11,406          11,456   04/30/96      22,098          23,029
04/30/91      11,401          11,488   05/31/96      22,609          23,623
05/31/91      11,844          11,980   06/30/96      22,733          23,720
06/31/91      11,266          11,432   07/31/96      21,659          22,664
07/31/91      11,655          11,967   08/31/96      22,175          23,145
08/31/91      11,905          12,249   09/30/96      23,205          24,445
09/30/91      11,760          12,048   10/31/96      23,772          25,115
10/31/91      11,933          12,209   11/30/96      25,354          27,021
11/30/91      11,518          11,716   12/31/96      24,918          26,492
12/31/91      12,596          13,055   01/31/97      26,201          28,137
01/31/92      12,375          12,812   02/28/97      26,344          28,365
02/29/92      12,522          12,976   03/31/97      25,318          27,185
03/31/92      12,311          12,722   04/30/97      26,545          28,808
04/30/92      12,702          13,092   05/31/97      27,985          30,577
05/31/92      12,827          13,163   06/30/97      29,088          31,940
06/30/92      12,732          12,972   07/31/97      31,688          34,476
07/31/92      12,734          13,495   08/31/97      30,083          32,559
08/31/92      12,911          13,222   09/30/97      31,832          34,344
09/30/92      13,056          13,374   10/31/97      30,635          33,197
10/31/92      13,033          13,422   11/30/97      31,787          34,734
11/30/92      13,541          13,875   12/31/97      32,341          35,331
12/31/92      13,717          14,056   01/31/98      32,690          35,723
01/31/93      13,858          14,159   02/28/98      35,358          38,299
02/28/93      14,052          14,350   03/31/98      37,336          40,260
03/31/93      14,487          14,659   04/30/98      37,439          40,666
04/30/93      14,101          14,299   05/31/98      37,030          39,967
05/31/93      14,467          14,686   06/30/98      38,602          41,590
06/30/93      14,609          14,734   07/31/98      38,151          41,149
07/31/93      14,530          14,665   08/31/98      32,294          35,199
08/31/93      15,115          15,223   09/30/98      33,951          37,455
09/30/93      15,142          15,111   10/31/98      36,978          40,500
10/31/93      15,400          15,418   11/30/98      39,191          42,954
11/30/93      15,263          15,273   12/31/98      42,123          45,428
12/31/93      15,545          15,460   01/31/99      43,536          47,327
01/31/94      16,007          15,978   02/28/99      42,184          45,855
02/28/94      15,541          15,547   03/31/99      43,433          47,690
03/31/94      14,939          14,871   04/30/99      45,263          49,535
04/30/94      15,199          15,064   05/31/99      43,943          48,366
05/31/94      15,257          15,310   06/30/99      46,973          51,051
06/30/94      14,980          14,931   07/31/99      45,365          49,458
07/31/94      15,385          15,426   08/31/99      44,829          49,210
08/31/94      15,957          16,053   09/30/99      43,592          47,862
09/30/94      15,486          15,667   10/31/99      46,142          50,892
10/31/94      15,733          16,025   11/30/99      46,676          51,925
11/30/94      15,211          15,437   12/31/99      47,579          54,983
12/31/94      15,459          15,663   01/31/00      47,808          52,223
01/31/95      15,777          16,070   02/29/00      48,957          51,236
02/28/95      16,400          16,693   03/31/00      45,974          56,247
03/31/95      16,763          17,187   04/30/00      44,819          54,554
04/30/95      17,252          17,688   05/31/00      49,836          53,436
05/31/95      17,826          18,386   06/30/00      48,617          54,750
06/30/95      18,232          18,818   07/31/00      47,976          53,896
07/31/95      18,814          19,445   08/31/00      48,744          57,243
08/31/95      18,936          19,498   09/30/00      48,151          54,221
09/30/95      19,757          20,314   10/31/00      51,130          53,993
10/31/95      19,628          20,243   11/30/00      48,040          49,738
11/30/95      20,456          21,134   12/31/00      34,913          49,982
12/31/95      20,748          21,525

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        3.3%               5.9%
Pfizer, Inc.                                3.0%               0.9%
Cisco Systems, Inc.                         2.4%               4.6%
Citigroup, Inc.                             2.3%               4.1%
Merck & Co., Inc.                           2.2%               1.6%
Microsoft Corp.                             2.1%               7.1%
Exxon Mobil Corp.                           2.1%               1.4%
Wal-Mart Stores, Inc.                       1.9%               1.5%
Intel Corp.                                 N/A                3.1%
Tyco International, Ltd.                    1.9%               1.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                 Growth & Income      S&P 500          MorningStar
                       Fund            Index           Peer Group+
                     --------       -----------        -----------
  1 Year              -13.10%          -9.11%             -7.52%
 3 Years                9.57           12.26              11.71
 5 Years               15.44           18.35              17.02
10 Years               15.58           16.56              16.58

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             28.1%        Energy                 5.6%
Health Care            17.9%        Consumer Cyclical      4.9%
Financial              15.4%        Utility                4.5%
Capital Equipment      13.6%        Consumer Staple        1.7%
Retail                  5.6%        Basic Material         1.6%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 . "Standard & Poor's 500" is a trademark of the McGraw-Hill companies, Inc.
  and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, fold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Blend investment category.

PROPOSAL 3

John Hancock V.A. 500 Index Fund

By Roger Hamilton, CFA, Portfolio Manager

During 2000, the Standard & Poor's 500 Index posted one of its largest losses in more than a decade, declining 9.10% for the year. But the Index's losses seem worse than they really were. While technology and telecommunications stocks -- two of the most influential groups within the Index -- suffered painful declines during the year, more than 249 out of 444 stocks that were in the Index at the start of 2000 actually posted gains for the year. Among the year's bright spots were groups like drugs, electric utilities, energy, insurance, food and thrifts. Possibly the most notable trend in 2000 was the shift away from high-growth tech and telecommunications companies into more defensive, value-oriented stocks. After bidding up their prices in 1998, 1999 and the first quarter of 2000, investors suddenly and dramatically soured on both tech and telecom as they became increasingly concerned that the business fundamentals of most of these companies didn't justify their sky-high valuations. That's not to say that tech and telecom stocks were the year's only disappointments. Retailers, automotive companies and basic-material producers also posted losses as concerns about a slowing economy weighed heavily on these groups.

FUND PERFORMANCE

John Hancock V.A. 500 Index Fund had a total return of -9.28% at net asset value. By comparison, the average variable annuity S&P 500 Index objective fund had a total return of -9.32%, according to Lipper, Inc. Historical performance information can be found on page nine.

In managing the Fund, our goal is to have our holdings closely track those of the S&P 500 Index, while minimizing the costs associated with buying and selling shares of stocks. Although there are frequent changes in the composition of the Index, we re-balance the Fund's holdings less frequently to minimize transaction costs. When we get additional money into the Fund that cannot immediately be deployed into Index components, we buy S&P 500 Index futures, which allow us to participate in the Index's performance without incurring the higher transaction costs of buying stocks.

Incidentally, 2000 was one of those years when there were many changes in the composition of the Index. As a result of a variety of factors, including mergers and acquisitions, financial failures or others, more than 56 new companies were added to the Index during the year.

LEADERS AND LAGGARDS

Undoubtedly, the biggest story of 2000 was the reversal of fortune of tech and telecommunications stocks. After posting eye-popping gains in 1999 and the first quarter of 2000, the tech stock mania stalled. From Internet-related companies to software makers to hardware manufacturers, investors increasingly sold tech stocks as evidence mounted that the slowing economy was eating away at profits. Losses suffered by Internet access providers Yahoo! and AOL took a big toll on the Index's performance on a capitalization weighted basis, losing more than 85% and 54%, respectively, for the year. Lucent Technologies posted a loss of nearly 81%. Shares of the beleaguered e-tailer Amazon.com slid almost 80% as investors worried that holiday sales would weaken. WorldCom and AT&T both suffered losses in excess of 65% in the wake of falling long-distance prices. Dell Computer and Intel lost 65% and 27%, respectively, due to slower-than-expected demand for personal computers. Microsoft tumbled more than 62% on worries about the antitrust suit against the company, coupled with weaker demand for its software.

But outside the tech and telecommunications sectors, nowhere was the S&P 500 Index's health more evident than in the financial and drug sectors. Finance company Washington Mutual and insurance giant American International Group posted gains of 105% and 36% in response to expectations that falling interest rates in 2001 would boost their financial results. Likewise, Fannie Mae got a lift from the prospect of falling rates, and posted a gain of more than 38%. Citigroup, up 22%, was also boosted by the prospect of lower interest rates. Within the drug sector, Pfizer and Merck each rose about 40% on investors' growing desire for defensive stocks and on expectations that the demand for established drugs will remain steady. Higher oil prices lifted energy stocks, particularly Enron, which rose more than 87% during the year. Rounding out the Index's top 10 biggest contributors for 2000 were two consumer products companies nearly left for dead in 1999. Philip Morris surged more than 91% and PepsiCo gained roughly 40%.

OUTLOOK

The first half of 2001 could continue to be a difficult period for the stock market. Given the slowing economy, we could see more disappointing earnings results. But after the Fed's surprise move to cut rates just days after the year ended, and with the prospect of more rate cuts in the offing, we are hopeful that it could provide the impetus for better stock-market performance in the second half of the year. No matter what the direction of the market, our goal will be to closely track the performance of the S&P 500 Index, and our performance will be dictated by the Index. The past year has served as a useful reminder that S&P 500 Index funds are susceptible to market downturns, and, as a result, the Fund's share price will rise and fall in response to gains or losses posted by the underlying stocks in the Index.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                                SINCE
                                                     ONE    INCEPTION
                                                    YEAR    (8/29/96)
                                              ----------   ----------
Cumulative Total Returns                          (9.28%)     103.25%
Average Annual Total Returns(1)                   (9.28%)      17.75%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) and the management fee to 0.l0% of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (9.86%) and 17.20%, respectively.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is General Electric 4.1%, the second is ExxonMobil 2.5%, the third Pfizer 2.4%, the fourth Cisco Systems 2.2% and the fifth Citigroup 2.1%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. 500 Index Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. 500 Index Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. 500 Index Fund on August 29, 1996 and is equal to $20,326 as of December 31, 2000.

                                                        Inception: May 1, 1996

 EQUITY INDEX FUND
 STATE STREET GLOBAL ADVISORS                                  Management Team

 The year 2000 provided the first negative return of the S&P 500 since 1990. This is only the second calendar year since 1980 to finish in the red. For the year, the S&P 500 was down 9.09%. Technology stocks grabbed most of the headlines during the year. The Nasdaq Composite Index fell more than 50% from its high on March 10, and finished the year down approximately 40%.

 The news was not all bad, as Financials, Health Care and Utilities all posted strong returns. In fact, the S&P 500 ex-Technology posted a gain for 2000. The smaller stocks in the Index performed much better than the giants in 2000. The top quartile of names lost about 15% in 2000, while the other 4 quartiles all posted gains ranging from 9.6% to 17.3%*. Value stocks outperformed their growth counterparts by over 28% during the year.

 The Equity Index Fund return was -9.15% for the year. The Index return was - 9.09% for the year. Fees cost the Fund -0.17% during the year. Removing these from the calculation shows the Fund slightly outperformed its goal for the year.

 The Equity Index Fund attempts to track the performance of The S&P 500 Index by fully replicating the index. The Fund attempts to match the index holdings and weights for each security in order to provide returns close to the index return.

                                  [GRAPH]

                         Equity Index      S&P 500.
                             Fund           Index

         5/1/96            $10,000         $10,000
        5/31/96             10,210          10,258
        6/28/96             10,231          10,300
        7/31/96              9,825           9,842
        8/30/96              9,971          10,050
        9/30/96             10,509          10,615
       10/31/96             10,787          10,906
       11/29/96             11,561          11,734
       12/31/96             11,423          11,504
        1/31/97             12,133          12,218
        2/28/97             12,221          12,317
        3/31/97             11,736          11,805
        4/30/97             12,409          12,510
        5/30/97             13,119          13,278
        6/30/97             13,727          13,870
        7/31/97             14,821          14,971
        8/29/97             13,993          14,139
        9/30/97             14,756          14,913
       10/31/97             14,267          14,415
       11/28/97             14,887          15,083
       12/31/97             15,169          15,342
         1/1/98             15,336          15,513
        2/27/98             16,441          16,631
        3/31/98             17,280          17,482
        4/30/98             17,455          17,659
        5/29/98             17,151          17,355
        6/30/98             17,850          18,060
        7/31/98             17,664          17,868
        8/31/98             15,096          15,285
        9/30/98             16,067          16,264
       10/30/98             17,369          17,587
       11/30/98             18,419          18,653
       12/31/98             19,484          19,727
        1/29/99             20,296          20,551
        2/26/99             19,669          19,912
        3/31/99             20,464          20,709
        4/30/99             21,252          21,510
        5/28/99             20,743          21,003
        6/30/99             21,904          22,168
        7/31/99             21,220          21,477
        8/31/99             21,115          21,369
        9/30/99             20,541          20,784
       10/31/99             21,833          22,099
       11/30/99             22,274          22,548
       12/31/99             23,592          23,876
        1/31/00             22,400          22,677
        2/29/00             21,978          22,249
        3/31/00             24,120          24,425
        4/30/00             23,394          23,690
        5/31/00             22,910          23,204
        6/30/00             23,475          23,775
        7/31/00             23,108          23,404
        8/31/00             24,546          24,857
        9/30/00             23,245          23,545
       10/31/00             23,146          23,446
       11/30/00             21,326          21,598
       12/31/00             21,433          21,704


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        2.5%               3.6%
Exxon Mobil Corp.                           2.4%               2.0%
Pfizer, Inc.                                2.2%               0.9%
Cisco Systems, Inc.                         2.0%               2.5%
Citigroup, Inc.                             2.0%               1.3%
Wal-Mart Stores, Inc.                       2.0%               2.2%
Microsoft Corp.                             1.8%               4.3%
American International Group, Inc.          1.7%               1.2%
Merck & Co., Inc.                           N/A                1.1%
Intel Corp.                                 1.4%               2.0%

Average Annual Total Returns*
---------------------------------------------------------------------------
                      Equity Index         S&P 500.         MorningStar
                         Fund(1)            Index           Peer Group+
                      -------------      -----------        -----------
1 Year                     -9.15%           -9.11%             -7.52%
3 Years                    12.21            12.26              11.71
Since Inception (5/1/96)   17.74            18.06               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             23.7%        Consumer Staple        6.5%
Financial              16.9%        Retail                 6.3%
Health Care            13.5%        Utility                6.2%
Capital Equipment      10.2%        Consumer Cyclical      5.5%
Energy                  6.8%        Basic Material         2.4%

(1) Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.

  * Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

  . "Standard & Poor's 500" is a trademark of The McGraw-Hill Companies, Inc.
    and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

  + Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment category.

* Source: Prudential Securities.

PROPOSAL 4

John Hancock V.A. International Fund

On December 14, 2000, Nicholas-Applegate Capital Management assumed management responsibility for the Fund under a new subadvisory agreement that shareholders will be asked to formally approve in an upcoming proxy solicitation. Founded in 1984, Nicholas-Applegate is a recognized leader in U.S. equity, global and international equity management and currently manages more that $35 billion for institutional and individual investors.

The discussion below provides a summary of the Fund's performance for the year, followed by commentary from the new managers on their investment style and strategies going forward.

The year 2000 was a difficult one for foreign stock markets as a group, led by a significant downturn in Japan, where economic problems prevailed, its currency fell and its main market index -- the Nikkei -- suffered from a reshuffling that upped the technology weighting. The year began on the same high that closed out 1999, as the "TMT" sectors -- technology, media and telecommunications -- were soaring. But the tide turned in March, when TMT stocks worldwide began a dramatic plunge as fears grew that many of these stocks were far too expensive in the face of a potential slowdown in the global economy and earnings growth. In a major reversal of fortunes, the more cyclical, attractively valued old-economy stocks began to make a comeback.

A number of factors continued to keep overseas markets volatile -- and their results contained -- through the year's end. These included rising oil prices, rising interest rates -- first in the United States and then in Europe and elsewhere -- a slowdown in the U.S. economy later in the year and the growing downturn in the U.S. stock market. What's more, declines in many of emerging Asia's currencies and the continuing drop in the value of the euro hurt U.S.-based investors. Overall, overseas markets, as measured by the Fund's benchmark, the MSCI All Country World Free Ex-U.S. Index, lost ground, returning -16.34% for the year ended December 31, 2000.

FUND PERFORMANCE

For the year ended December 31, 2000, John Hancock V.A. International Fund posted a total return of -25.17% at net asset value, compared with the -14.72% return of the average variable annuity international fund, according to Lipper, Inc. Historical performance information can be found on page 27.

The Fund's relative underperformance came mainly from its timing in the volatile TMT sectors. Although overweight versus the MSCI index, the Fund had a lighter weighting than its peers when the tech group skyrocketed early in the year. After boosting the TMT stake, the Fund was hit by having an overweighted position -- particularly in Japan and Europe -- as the stocks came back down to earth in the tumultuous months of March and April. Some of the Fund's biggest detractors came from the tech and telecom sectors, including Japanese companies Sony, Hikari Tsushin and NTT DoCoMo Communications. The Fund was also hurt by its large stake in European telecom giant Vodafone, which was pounded after its announced plan to acquire Mannesman, although Mannesman's stock rose on the news and was one of the Fund's best performers. Nortel Networks and British Telecom were two telecom companies that plunged following profit warnings.

NEW MANAGEMENT: STRATEGIES AND CHANGES

By Randall Kahn, CFA, and Loretta Morris, for the Portfolio Management Team

On December 14, 2000, Nicholas-Applegate Capital Management assumed management of the Fund. The cornerstone of our investment philosophy rests on identifying investment opportunities that have three core attributes. We look for companies that are poised to benefit from positive change -- such as innovation, new leadership or higher-than-expected earnings; that are in a position to sustain this positive change over time; and that are beginning to be recognized by the market through rising stock prices. When all three criteria are met, we seek to invest in a timely fashion to maximize gains.

We are first and foremost bottom-up stock pickers, focusing on selecting individual stocks with superior earnings potential. But we also have a strict process in place to regularly assess political, economic, monetary and technology factors in each country. This active approach to country allocation guides our decisions on whether to overweight or underweight specific countries in the portfolio.

Upon assuming management of the Fund on December 14, 2000, we began to gradually transition the portfolio to be consistent with our investment approach. We moved to pare the number of holdings in order to maintain larger positions in fewer names and to make the Fund less country and sector neutral. We also further reduced the Fund's exposure to the volatile technology sector. Our bottom-up process guided us to begin cutting the Fund's stake in Japan -- particularly in the construction and banking sectors -- as we foresee little growth in that country in the coming months. The shift out of Japan will continue in the new year. In its place, we have identified more attractive opportunities in the United Kingdom and have begun to shift some assets there. Due to year-end liquidity issues, these moves are being made with deliberate slowness.

A LOOK AHEAD

Many of the uncertainties haunting the world's markets in 2000 may linger in 2001. Technology stocks may remain under pressure in the coming quarters, as valuations for many technology leaders remain high. In addition, although global central banks seem to be done hiking interest rates, the lagged effects of their tightenings will continue to slow world activity well into 2001, according to International Strategy and Investment. Going forward, we are focusing on companies that are posting strong earnings, and we will take a more defensive stance by investing in the food, pharmaceutical, utilities, financials and energy/oil service sectors.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (25.17%)      28.90%
Average Annual Total Returns(1)                 (25.17%)       6.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (27.26%) and 4.40%, respectively.

[Pie chart at bottom left-hand column with heading "Portfolio Diversification." The chart is divided into seven sections (from top to left): Pacific Rim ex-Japan 8%, Short-Term Investments & Other 28%, Latin America 1%, U.K. & Ireland 11%, Continental Europe 26%, Canada 5% and Japan 21%. A note below the chart reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. International Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International
(MSCI) All Country World Free Ex-U.S. Index, which measures the performance of a broad range of developed and emerging stock markets. The index represents securities that are freely traded on a variety of equity exchanges around the world. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. International Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the MSCI All Country World Free Ex-U.S. Index and is equal to $13,601 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. International Fund on August 29, 1996 and is equal to $12,889 as of December 31, 2000.

                                                   Inception: August 31, 1999

 INTERNATIONAL EQUITY FUND
 GOLDMAN SACHS ASSET MANAGEMENT                           Maeda/Noble/Orchard

 During the one-year reporting period the International Equity Fund generated a total cumulative return of -14.37% at net asset value versus the -13.96% total cumulative return of the Fund's benchmark, the MSCI EAFE Index. As these returns indicate, it has been an extremely challenging period in the financial markets. During the period we strategically moved to reduce the size of our sector positions (overweight or underweight) in response to high market volatility and intra-market rotation. We have focused instead on our key strength, bottom-up stock selection.

 Very few equity markets posted positive returns during the year. From a country standpoint the Fund's strongest absolute returns came from Sweden and Switzerland, while our stocks originating from Japan and The Netherlands generated weak performance. On a sector basis, our Consumer Staples and Utilities stocks enhanced returns, while our Telecom Services, Information Technology and Industrial stocks produced poor results. In terms of individual stocks, Epcos (0.0% of the total Fund at 12/31/00), Reuters Group (0.6%) and Unilever (1.6%) were examples of stocks that enhanced performance. Conversely, Advantest (0.2%), Rohm Co. (0.6%), TDK Corp. (0.0%) and United Pan-Europe Communications (0.3%) all produced disappointing results.

                               [GRAPH]

                     International        MSCI EAFE
                      Equity Fund           Index

        8/31/99        $10,000             $10,000
        9/30/99          9,936              10,103
       10/31/99         10,308              10,484
       11/30/99         11,104              10,851
       12/31/99         12,149              11,826
        1/31/00         11,524              11,077
        2/29/00         12,106              11,377
        3/31/00         12,440              11,820
        4/30/00         11,838              11,201
        5/31/00         11,567              10,930
        6/30/00         11,852              11,359
        7/31/00         11,411              10,886
        8/31/00         11,366              10,983
        9/30/00         10,814              10,450
       10/31/00         10,580              10,205
       11/30/00         10,129               9,825
       12/31/00         10,403              10,177

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Vodafone AirTouch plc                           2.5%            1.4%
GlaxoSmithKline plc                             2.1%            N/A
Nokia Oyj                                       2.0%            2.5%
Nestle SA                                       1.9%            0.6%
Royal Dutch Petroleum Co.                       1.7%            N/A
ING Groep NV                                    1.7%            0.8%
BP Amoco plc                                    1.6%            1.1%
Unilever plc                                    1.5%            0.4%
Telefonaktiebolaget LM Ericsson AB              N/A             N/A
Roche Holding AG                                1.4%            0.9%

Average Annual Total Returns*
---------------------------------------------------------------------------
                         International     MSCI EAFE       MorningStar
                          Equity Fund        Index         Peer Group+
                         -------------    ------------     -----------
1 Year                      -14.37%          -13.95%         -15.51%
Since inception (8/31/99)     3.01             1.32            N/A

Top Ten Countries (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
United Kingdom            20.0%            Sweden                4.7%
France                    10.1%            Italy                 2.7%
Netherlands                7.3%            Finland               2.6%
Switzerland                6.6%            Australia             2.4%
Germany                    6.0%            Spain                 2.3%

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Foreign Stock with Large Cap investment category.

PROPOSAL 5

John Hancock V.A. Mid Cap Growth Fund

By Barbara C. Friedman, CFA, Portfolio Management Team Leader

Mid-cap growth stocks held up well in the volatile first half of 2000, but eventually faltered amid a sharp slowdown in economic growth. Early in the year, mid-cap stocks, with their strong earnings and more reasonable valuations, remained in favor. In March, however, investors abandoned technology stocks, concerned that they had reached unsustainably high prices in light of rising interest rates and a potential deceleration in the economy. Growth stocks of all sizes suffered, while safer haven sectors like finance, health care, energy and utilities took off. By the fourth quarter, there was evidence of much slower economic growth. Weaker consumer and corporate spending hurt sales in many sectors. Stock prices fell, with the Russell Midcap Growth Index returning -11.75% for 2000.

STRATEGY AND PERFORMANCE REVIEW

In this difficult environment, John Hancock V.A. Mid Cap Growth Fund maintained its long-term focus on mid-size companies with strong earnings growth prospects and market capitalizations in the range of the Russell Midcap Growth Index. The Fund's above-average stake in both technology and telecommunications stocks, along with weak performance among radio stocks, resulted in a -11.73% return at net asset value for the year ended December 31, 2000. By comparison, the average variable annuity mid-cap fund, which includes funds that invest in both mid-cap growth and value stocks, returned 5.21%, according to Lipper, Inc. Historical performance information appears on page 15.

TELECOM AND RADIO DISAPPOINTMENTS

The Fund maintained a high stake in competitive local exchange carriers (CLECs) such as Global Crossing, McLeodUSA, XO Communi cations (formerly NEXTLINK) and Allegiance Telecom. Concerns that some CLECs would be unable to obtain funding to build out their systems hurt the entire sector, sending stock prices down 50% or more for the year. We held on to CLECs that were fully funded through 2001 and, in many cases, beyond. In addition, most of our companies ended the year in better shape fundamentally than a year earlier, having added new customers and access lines faster than anticipated. Radio stocks also declined significantly last year, as investors anticipated a huge slowdown in advertising spending in 2001. We sold smaller, specialized names like Radio One last summer. But during the fall, we added shares of leading broadcasters like Clear Channel Com munications and His panic Broadcasting, believing that inves tors had overreacted to what should be a less precipitous drop in ad spending.

TECHNOLOGY BRIGHT SPOTS

We lightened up on technology over the summer, but kept a market weighting because we expect technology spending to continue to outpace the growth rate of the overall economy. We focused on stocks in the fast-growing areas of data storage and fiber optics. Companies like Brocade Communications Systems, which provides switches for storage systems, benefited as the Internet explosion increased data storage demands. Many top performers for the year were fiber-optics-related businesses, including Corning, a leading fiber supplier, which we sold mid-year; E-Tek Dynamics, an equipment manufacturer, which was bought out; and Applied Micro Circuits, which sells integrated circuits. Comverse Technology also did quite well as demand grew for the profitable, value-added services (like voice mail) that it provides to telephone companies. Unfortunately, we had our share of technology disappointments, including Lexmark International, which makes printers. As PC demand failed to pick up this fall, the stock got hammered, causing us to sell.

STRENGTH IN FINANCE AND HEALTH CARE

We used the proceeds from our technology sales to add to our finance and health-care investments. Finance stocks climbed largely in anticipation of declining interest rates. Concord EFS, a company that specializes in electronic transaction processing for credit cards, also soared as demand for its services increased. USA Education (formerly Sallie Mae), which makes student loans, benefited from a favorable competitive environment and a recent acquisition. Other strong performers included Ambac Financial Group, a municipal bond insurer that is expanding internationally, and Golden West Financial, a California savings and loan with a sizable mortgage business. In the health-care area, Waters Corp. and Applera Corp.--Applied Biosystems Group posted strong gains as demand increased for the analytical equipment they supply to biotech companies. We added health-care service names like Community Health Systems, a well-managed chain of rural hospitals that took off after going public this summer. Allergan, a drug company that specializes in eye diseases, also boosted performance as investors looked for safer-haven investments.

OUTLOOK FOR 2001

As we start 2001, we believe the environment will be one of uncertainty, continued volatility and more modest gains. We expect more companies to announce earnings disappointments related to the rapid deceleration in economic growth. But economic growth, though low, should remain positive, as business in many sectors remains strong. Inflation should also remain under control. The fact that the Federal Reserve acted quickly after year end to cut interest rates bodes well for the economy -- and for the market. Going forward, we expect a variety of sectors to participate in any market upturn, although there will also be more distinct winners and losers within each sector. For this reason, we have distributed the Fund's assets across a wider array of sectors with a focus on the strongest mid-cap stocks in each sector -- names that should be among the first to rebound in an economic recovery.


A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/7/98)
                                             ----------   ----------
Cumulative Total Returns                        (11.73%)      52.13%
Average Annual Total Returns(1)                 (11.73%)      15.12%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (11.83%) and 13.55%, respectively.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Waters Corp. 2.3%, the second is Millennium Pharmaceuticals 1.9%, the third Aeroflex 1.8%, the fourth AFLAC, Inc. 1.8% and the fifth McLeodUSA 1.8%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Mid Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Index and the Russell Midcap Growth Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. The Russell Midcap Growth Index is an unmanaged index that contains those securities from the Russell Midcap Index with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Mid Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell Midcap Growth Index and is equal to $15,737 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Mid Cap Growth Fund on January 7, 1998 and is equal to $15,213 as of December 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $14,148 as of December 31, 2000.

                                                   Inception: August 31, 1999

 FUNDAMENTAL GROWTH FUND (FORMERLY FUNDAMENTAL MID CAP GROWTH FUND)
 PUTNAM INVESTMENTS                                          Eric M. Wetlaufer


Effective August 1, 2000 Putnam Investments assumed management of the Fund.
 The Fund returned -20.91% for the fourth quarter, outpacing the Russell Mid Cap Growth Index return of -23.25%. Outperformance in this hostile environment for growth investing was largely due to adept stock selection, particularly in the battered technology sector. Selection in health care contributed early in the period but detracted in the fourth quarter largely due to weakness in biotechnology. Energy, utilities, and financial holdings benefited performance throughout the period. Communications services holdings hurt results.
 The U.S. equity market remains extremely volatile as we begin the new year. We anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. In the light of signs that the economy is slowing significantly, we expect several interest-rate cuts over the first half of 2001.

 High energy prices will continue to act as a tax on the economy, reducing consumers' disposable income and adding pressure to corporate profit margins. A forecasted colder-than-average winter will exacerbate the effect of higher oil and natural gas prices on local economies and on consumer spending.
 We expect growing unemployment and business failures--especially in the dot-com universe. As a result, consumer confidence will continue to erode, creating a difficult environment for retailers.

 We have concentrated the Fund on growth companies with a proven track record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Within the financial sector we will emphasize the regional banks and credit-cards issuers that should benefit from Fed rate cuts. While underweighting technology as a whole--particularly semiconductors and components--we will overweight software and communications and equipment. Within the underweight sector of consumer staples, we will emphasize broadcasting and restaurants, while underweighting foods.

                                    [GRAPH]

                             Fundamental      Russell Mid Cap
                             Growth Fund       Growth Index

        8/31/99               $10,000            $10,000
        9/30/99                10,000              9,915
       10/31/99                10,836             10,681
       11/30/99                12,529             11,788
       12/31/99                15,457             13,829
        1/31/00                15,972             13,826
        2/29/00                22,030             16,732
        3/31/00                18,801             16,749
        4/30/00                16,532             15,122
        5/31/00                14,461             14,020
        6/30/00                18,224             15,507
        7/31/00                17,402             14,526
        8/31/00                18,979             16,716
        9/30/00                18,950             15,899
       10/31/00                17,465             14,811
       11/30/00                13,822             11,593
       12/31/00                14,989             12,204

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Allergan, Inc.                              2.6%               N/A
Brocade Communications Systems, Inc.        2.4%               0.2%
Palm, Inc.                                  2.2%               N/A
Applera Corporation -                       2.2%               N/A
Applied Biosystems Group
Medimmune, Inc.                             1.9%               0.4%
Rational Software Corp.                     1.9%               0.2%
PerkinElmer, Inc.                           1.8%               N/A
Immunex Corp.                               1.8%               N/A
Transocean Sedco Forex, Inc.                N/A                N/A
Symbol Technologies, Inc.                   1.7%               N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                             Fundamental Russell Mid Cap MorningStar Growth Fund Growth Index Peer Group+
                           ---------------  ---------------     -----------
1 Year                          -3.03%         -11.75              -7.87
Since Inception (8/31/99)       35.44           16.11               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             37.5%        Retail                 4.5%
Health Care            25.3%        Utility                3.3%
Energy                  9.9%        Consumer Cyclical      2.8%
Financial               7.5%        Consumer Staple        1.9%
Capital Equipment       6.0%        Transportation         1.4%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid Cap Growth investment category.

PROPOSAL 6

John Hancock V.A. Small Cap Growth Fund

By Bernice S. Behar, CFA, Portfolio Management Team Leader, and
Anurag Pandit, CFA, Portfolio Manager

After a very strong 1999, small-cap growth stocks sank under the weight of falling technology and telecommunications stocks in 2000. Rising interest rates and growing earnings concerns in the face of a slowing economy caused investors to flee these high-priced sectors that had held their undivided attention until mid March. This reversal sent the tech-heavy NASDAQ Composite Index down 39.29% for the year, as investors became more focused on less expensive and more defensive segments of the market like health care, financial and energy stocks. Value stocks replaced growth stocks as the place to be. The result was a huge gap in performance between two of the major indexes that track small-cap stocks, with the Russell 2000 Value Index gaining 22.83% and the Russell 2000 Growth Index losing 22.43% for the year ended December 31, 2000.

FUND PERFORMANCE

John Hancock V.A. Small Cap Growth Fund performed in line with its benchmark Russell 2000 Growth Index, posting a total return of -22.33% at net asset value for the year ended December 31, 2000. That compared with the 0.24% return of the average variable annuity small-cap fund, according to Lipper, Inc. Our relative underperformance stems from the fact that this Lipper group includes funds that were able to invest in more value-oriented stocks. Furthermore, while we were underweight in technology versus our benchmark index, we remained overweighted versus the peer group. We also suspect that some of our peers held on to more of the stocks that recently graduated from small-cap to mid-cap status on their strong performance, since mid-cap companies produced some of the best relative earnings growth. In contrast, we typically sell companies once they grow too big for our small-cap focus.

INDIVIDUAL TECH STANDOUTS

Despite the tech and telecom group's difficult run this year, good individual stock picking provided us with some standouts, including Internet software company Interwoven and telecommunications equipment companies Virata and Powerwave. While these helped us to outperform the index in the technology category, the group's results were still negative and held us back, especially in the Internet area. Some big detractors were Mediaplex and Broadbase Software, both of which help companies develop their Web sites and target their advertising; they were hurt as the Internet advertising model started to come into question. At appropriate times we sold some of these stocks.

GOING DEFENSIVE: HEALTH CARE, FINANCIALS, ENERGY

As questions arose over the year about the strength of user demand across all technology and telecom subsectors, we pared our stakes and put the proceeds into more defensive areas where we felt the relative earnings growth potential appeared more certain for the foreseeable future. These included health care, financials and energy.

A large piece of our health-care stake was in biotechnology companies, where a string of good news -- from the completion of the Human Genome Project, to a flood of new products, increased spending and a favorable capital markets environment -- bodes well for the group. Although biotech stocks have a tendency to be volatile, many of our biotech companies served us well on balance for the year, including CV Therapeutics, COR Therapeutics, NPS Pharmaceuticals and Alkermes. In fact, by the end of the year, we took some profits in our biotech stake not only to lock in gains, but also to position the Fund more defensively and reduce our risk level.

In addition to biotech, we built our weighting across a number of health-care industries, including medical device companies such as Wilson Greatbatch Technologies and distributors such as AmeriSource Health and Bindley Western Industries, which received a takeover proposal from one of the largest health-care distributors. We also upped our stake in rural hospital companies LifePoint Hospitals and Province Healthcare. Their results have improved, and their stock prices too, through a combination of aggressive management of the hospitals they run and positive pricing trends.

We brought our weighting in financial stocks up to our benchmark's level by buying several regional banks with strong growth rates, such as Texas banks Southwest Bancorp and Sterling Bancshares. We also added several specialty property and casualty companies like HCC Insurance and title insurance company Fidelity National, all of which we believe will benefit from a lower interest-rate environment.

With rising oil prices and a pickup in exploration, we added to energy companies like Lone Star Technologies, Pride International and Newfield Exploration. Companies serving the natural gas industry, like Universal Compression, did especially well.

A LOOK AHEAD

In the short term, we expect small-cap stocks to remain volatile while the economy continues to slow and companies adjust their earnings downward. We're more optimistic about later in the year, however, as small-cap growth stock valuation levels are more attractive now and companies will have a better chance of beating lowered expectations. This is especially true in the wake of the Fed's surprise cut in short-term interest rates just days after the year ended to prevent the economy from stalling. Even with a slowing economy, we remain confident in our ability to find good small companies with accelerating and sustainable earnings growth, dominant positions and strong management. We believe we will be rewarded for holding such companies over the long term.

See the prospectus for a discussion of the risks of investing in small-cap stocks.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (22.33%)      57.38%
Average Annual Total Returns(1)                 (22.33%)      11.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (22.43)% and 10.03%, respectively.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Newfield Exploration 1.5%, the second is Corporate Executive Board 1.5%, the third Bindley Western Industries 1.4%, the fourth AmeriSource Health Corp. 1.4% and the fifth LifePoint Hospitals 1.3%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Small Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged small-cap index that is comprised of 2,000 U.S. stocks. The Russell 2000 Growth Index is an unmanaged index that contains Russell 2000 Index stocks with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Small Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell 2000 Index and is equal to $16,219 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Small Cap Growth Fund on August 29, 1996 and is equal to $15,738 as of December 31, 2000. The third line represents the Russell 2000 Growth Index and is equal to $14,370 as of December 31, 2000.

                                                        Inception: May 1, 1996

 SMALL CAP GROWTH FUND
 JOHN HANCOCK ADVISERS, INC.                                     Bernice Behar

 The fourth quarter brought yet another challenging environment for equity investors. A steady stream of pessimistic news fueled the volatility. Many companies, across a broad spectrum of industries, reported lower than expected earnings or reduced future growth rates. This led investors to more value-oriented sectors such as utilities, energy, financial services and certain health care groups. The trend caused a wide divergence between growth and value--a trend most pronounced in the small caps. The Fund was hurt by this market environment and underperformed the benchmark declining (21.43)% versus (20.2%) for the Russell 2000 Growth Index.

 Our healthcare holdings produced mixed results. After many months of impressive performance, biotechnology stocks stalled in October. Our sizeable allocation hurt performance as they underperformed through quarter end. Fortunately, we purchased many biotechnology names in early 2000 at prices well below current levels. Recently, their Fundamental outlook has weakened. As a result, we expect to lock-in current profits. We also owned several strong performing health care services companies. These stocks benefited from increased government reimbursement due to the Balanced Budget Refinement Act. The more reasonable reimbursement levels improved profit margins and revenue growth. In addition, patient volumes have increased as HMOs eased restrictions on admissions. We remain positive on the longer-term position for these stocks and expect maintain a focus to this group.

 Technology stocks were among the weakest performers in the benchmark declining over 36%. Lofty valuations coupled with a barrage of bad news caused the dramatic sell-off. We were underweight which helped relative performance versus our benchmark. Despite our reduced exposure, the sector's dismal results adversely impacted absolute performance. We expect negative news to continue through early 2001 extending the period of volatility. Accordingly, we will continue to underweight this sector.

                                   [GRAPH]

                         Russell 2000                   Small Cap
                         Growth Index                  Growth Fund

         5/1/96            $10,000                       $10,000
        5/31/96             10,513                        10,599
        6/28/96              9,830                        10,294
        7/31/96              8,629                         9,480
        8/30/96              9,268                        10,298
        9/30/96              9,745                        11,151
       10/31/96              9,325                        10,170
       11/29/96              9,585                         9,976
       12/31/96              9,771                         9,950
        1/31/97             10,016                        10,302
        2/28/97              9,411                         9,638
        3/31/97              8,746                         8,962
        4/30/97              8,645                         8,763
        5/30/97              9,944                         9,781
        6/30/97             10,281                        10,514
        7/31/97             10,808                        11,205
        8/29/97             11,132                        11,571
        9/30/97             12,020                        12,817
       10/31/97             11,298                        11,834
       11/28/97             11,029                        11,387
       12/31/97             11,036                        11,370
         1/1/98             10,889                        11,170
        2/27/98             11,850                        12,062
        3/31/98             12,348                        12,788
        4/30/98             12,423                        12,730
        5/29/98             11,521                        11,856
        6/30/98             11,639                        12,366
        7/31/98             10,667                        11,537
        8/31/98              8,205                         8,966
        9/30/98              9,037                         9,701
       10/30/98              9,509                        10,230
       11/30/98             10,247                        11,424
       12/31/98             11,174                        13,017
        1/29/99             11,677                        13,456
        2/26/99             10,609                        12,384
        3/31/99             10,986                        13,341
        4/30/99             11,956                        13,873
        5/28/99             11,975                        13,626
        6/30/99             12,606                        14,903
        7/31/99             12,217                        15,022
        8/31/99             11,760                        14,920
        9/30/99             11,987                        15,236
       10/31/99             12,294                        16,337
       11/30/99             13,593                        18,479
       12/31/99             15,988                        22,179
        1/31/00             15,840                        21,633
        2/29/00             19,526                        27,928
        3/31/00             17,474                        25,551
        4/30/00             15,709                        21,939
        5/31/00             14,333                        19,338
        6/30/00             16,184                        23,398
        7/31/00             14,797                        21,153
        8/31/00             16,354                        23,673
        9/30/00             15,541                        22,478
       10/31/00             14,279                        20,010
       11/30/00             11,686                        16,004
       12/31/00             12,401                        17,425


Top Ten Holdings (as of December 31, 2000)
-----------------------------------------------------------------------------

                                               % of           six months ago
                                           investments       % of investments

Bindley Western Industries, Inc.               1.4%                N/A
Corporate Executive Board Co.                  1.3%               0.6%
LifePoint Hospitals, Inc.                      1.3%                N/A
Province Healthcare Co.                        1.3%                N/A
AmeriSource Health Corp.                       1.3%                N/A
NewField Exploration Co.                       1.2%               0.5%
Fidelity National Financial, Inc.              1.2%                N/A
Universal Compression Holdings                 1.2%                N/A
Affiliated Managers Group, Inc.                N/A                0.4%
NPS Pharmaceuticals, Inc.                      1.2%                N/A


Average Annual Total Returns*
-----------------------------------------------------------------------------

                              Small Cap       Russell 2000      MorningStar
                             Growth Fund      Growth Index      Peer Group+
                             -----------      ------------      -----------

1 Year                         -21.43%          -22.43%           -9.18%
3 Years                         15.30             3.96            15.10
Since Inception (5/1/96)        12.63             4.72             N/A


Top Ten Sectors (as of December 31, 2000)
-----------------------------------------------------------------------------

                               % of                                   % of
                           investments                            investments

Technology                    26.5%         Energy                    7.3%
Health Care                   23.0%         Capital Equipment         5.2%
Financial                     11.7%         Transportation            1.8%
Retail                         7.7%         Utility                   0.9%
Consumer Cyclical              7.6%         Basic Material            0.8%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small Growth investment category.

PROPOSAL 7

John Hancock V.A. Bond Fund

By James K. Ho, CFA, Portfolio Management Team Leader, and
Benjamin A. Matthews, Portfolio Manager

The broad fixed-income market had a better time of it this year than last, although corporate bonds experienced a fair amount of volatility and uncertainty. John Hancock V.A. Bond Fund's heavy weighting in U.S. government and agency issues was the primary driver of Fund performance, as this fixed-income segment produced the best results. Selectivity and in-depth research proved essential in the corporate area as well, particularly given the turbulence caused by the slowing economy. Overall, it was flexibility in asset allocation that enabled the Fund to post solid gains.

FUND PERFORMANCE

For the year ended December 31, 2000, John Hancock V.A. Bond Fund produced a total return of 11.89% at net asset value. This compares favorably with the 9.79% return of the average variable annuity corporate debt A-rated fund, according to Lipper, Inc. For historical performance information, please turn to page 39.

DEFENSIVE APPROACH DEFINES PORTFOLIO COMPOSITION

Early in the year, we began to build in some more defensive characteristics into the Fund's portfolio and further enhanced that approach as the period progressed. Calendar 2000 was the year in which the Treasury market was king. The run on Treasury securities, particularly longer-term issues, began in February and continued unabated through period's end. The U.S. government's budget surplus prompted the Treasury to propose a buyback of millions of dollars worth of bonds in coming years, jumpstarting a dramatic rally in its long-term bonds. The Federal Reserve Board continued to raise interest rates through mid-May, further strengthening the rally as investors looked past the rate hikes to their intended effect -- a slowdown in the economy. Stock market volatility simply stoked the fire as investors rushed to the relatively safe haven of U.S. government securities.

Our strategy in the Treasury arena was at first to cluster assets at both the long-end and short-end of the Treasury yield curve, reflecting our belief that the yield curve would flatten. (The yield curve is a plotting of yields across the maturity spectrum.) By early summer, with the curve having flattened, we not only increased the Fund's exposure to Treasury securities but moved some assets into intermediate-term issues so that by period's end we had a laddered approach in place. We also bolstered the Fund's weighting in mortgage-backed and agency securities. All performed extremely well.

UPGRADED CREDIT QUALITY

Credit quality concerns played a big role in investor sentiment this past year. As the economy showed concrete signs of not only slowing, but perhaps slowing too much, investors became increasingly skittish about the creditworthiness of corporate issuers. This fear, combined with the strength of the Treasury market, caused credit yield spreads to widen dramatically. As you may know, credit spreads represent the difference in yield between bonds of different credit quality. The more credit sensitive an issue was, the greater the downward pressure. Over the period, we focused our attention on higher-quality issues within both the investment-grade and high-yield arenas. One such holding is General Electric Capital Corp. For the most part, we held smaller positions in the longer-maturity securities represented in the Fund, though at times we swapped into the shorter-term debt of corporate issuers that we already owned.

DECREASED HIGH-YIELD EXPOSURE

The high-yield sector suffered the most. Any corporate issuer that had even a hint of difficulty in meeting earnings projections witnessed the floor dropping out from under its bond prices. Defaults increased substantially. We trimmed the portfolio's exposure to high-yield debt by selling among other bonds those issued by telecommunication companies. These included Global Crossing, NEXTLINK Communications and Focal Communications.

TROUBLED NAMES SOLD EARLY

Thorough research and daily monitoring of securities proved vital to performance as the economy weakened. We were able to move out of several troubled names before the brunt of negative sentiment and price declines were realized. Holdings we sold included Dillard's Inc., Conseco, FINOVA Capital Group and two beaten down California utility companies -- Pacific Gas & Electric and Southern California Edison.

UTILITIES, DEFENSE, HEALTHCARE, ENERGY EMPHASIZED

We focused more on industries that tend to be relatively stable and insulated from an economic slowdown. These include utility, defense, healthcare, and energy-related issues, such as Verizon, Keyspan, CalEnergy, NRG, Lockheed Martin, Raytheon, Tenet Healthcare, Hospital Corporation of America, Amerada Hess and Apache. We also maintained sizable positions in high-demand media names such as Continental Cablevision.

OUTLOOK

Shortly after the close of 2000, the Fed cut short-term interest rates by one-half a percentage point. Bond prices rose and corporate spreads narrowed. While nothing is guaranteed, the outlook for corporate bonds appears much improved. Investors seem to be now anticipating the possibility of economic strengthening and greater corporate profitability down the road. Though we are encouraged, we will watch the economy closely to determine whether or not too much weakness has already set in. We shall move ahead with cautious optimism and consider opportunities to add selectively to high-yield and cyclical issues. Our duration, or interest rate sensitivity, remains relatively neutral, though we have begun to shorten it slightly, believing that yields in the government sector don't have much room to fall further.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                         11.89%       38.98%
Average Annual Total Returns(1)                  11.89%        7.88%

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. Bond Fund(1)                    5.84%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been 11.72% and 6.95%, respectively, and the yield would have been 5.63%.

[Table at bottom left-hand column entitled "Top Five
Sectors." The first listing is U.S. Government 37%, the second is U.S. Agencies 24%, the third Mortgage Banking 6%, the fourth Utilities 6% and the fifth Finance 4%. A note below the table reads "As a percentage of net assets on December
31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index -- an unmanaged index that mirrors the investment objectives and characteristics of the Fund. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Bond Fund on August 29, 1996 and is equal to $13,897 as of December 31, 2000. The second line represents the Lehman Brothers Corporate Bond Index and is equal to $13,466 as of December 31, 2000.

                                                     Inception: March 29, 1986

 ACTIVE BOND FUND (FORMERLY SOVEREIGN BOND FUND)
 JOHN HANCOCK ADVISERS, INC.                                          James Ho

 During the quarter the Fund gained 3.84%, underperforming the Lehman Aggregate Index at 4.21%. YTD the Fund performed well on an absolute basis, returning 10.45%, though underperforming the index return of 11.63%. Underperformance can be attributed to the Fund's bias towards spread product, as most spread sectors underperformed Treasuries for both periods. Treasuries had their best year of performance since 1995. Our underweight position in this sector relative to the benchmark, for both the quarter and year, detracted from performance results. The Fund's overweight position in corporate bonds relative to the index detracted from performance results for both the quarter and 2000.

 With the unexpected and aggressive rate cut on January 3rd, the Fed effectively put a floor under the economy and the risk of recession is greatly reduced. Given an expected upturn in the economy later in 2001 in response to this stimulus action, we think interest rates may be close to bottom. We plan to use periods of market strength to reduce interest rate sensitivity by shortening duration. With a backdrop of a stronger economy expected, we plan to reduce our defensive stance. We'll likely reduce our Treasury holdings and asset backed securities and increase investments in the high-yield sector, which currently offers very attractive values and yields. We'll also look for attractive values among lower-rated investment grade issues. Additionally, we're likely to move away from defensive industry sectors-- such as energy, health care and utilities-in favor of more economically sensitive sectors such as autos, home building and financials. Our neutral weighting in mortgage securities is likely to remain constant, and we will emphasize prepayment-resistant securities with coupons of between 6% and 7%. Emerging markets may present opportunities, especially if the U.S. economy rebounds.


                                                      [GRAPH]

            Active Bond  Active Bond                 Active Bond  Active Bond
               Fund       Benchmark                     Fund       Benchmark

  12/31/90    $10,000       $10,000        01/31/96    $16,299       $16,061
  01/31/91     10,081        10,112        02/29/96     15,986        15,721
  02/28/91     10,204        10,199        03/31/96     15,888        15,589
  03/31/91     10,298        10,269        04/30/96     15,808        15,481
  04/30/91     10,448        10,387        05/31/96     15,804        15,455
  05/31/91     10,526        10,436        06/30/96     15,964        15,662
  06/30/91     10,534        10,425        07/31/96     16,015        15,698
  07/31/91     10,648        10,556        08/31/96     16,027        15,660
  08/31/91     10,889        10,799        09/30/96     16,317        15,939
  09/30/91     11,110        11,025        10/31/96     16,664        16,311
  10/31/91     11,219        11,123        11/30/96     16,925        16,611
  11/30/91     11,313        11,234        12/31/96     16,868        16,426
  12/31/91     11,666        11,613        01/31/97     16,931        16,446
  01/31/92     11,553        11,441        02/28/97     17,011        16,481
  02/29/92     11,583        11,501        03/31/97     16,831        16,284
  03/31/92     11,554        11,438        04/30/97     17,061        16,522
  04/30/92     11,628        11,507        05/31/97     17,253        16,676
  05/31/92     11,822        11,730        06/30/97     17,479        16,876
  06/30/92     11,976        11,902        07/31/97     18,003        17,392
  07/31/92     12,265        12,207        08/31/97     17,826        17,198
  08/31/92     12,398        12,316        09/30/97     18,115        17,468
  09/30/92     12,565        12,483        10/31/97     18,271        17,747
  10/31/92     12,412        12,292        11/30/97     18,372        17,841
  11/30/92     12,374        12,281        12/31/97     18,573        18,028
  12/31/92     12,559        12,492        01/31/98     18,828        18,283
  01/31/93     12,783        12,765        02/28/98     18,812        18,246
  02/28/93     13,049        13,030        03/31/98     18,919        18,303
  03/31/93     13,121        13,075        04/30/98     19,011        18,394
  04/30/93     13,203        13,175        05/31/98     19,180        18,591
  05/31/93     13,196        13,169        06/30/98     19,364        18,781
  06/30/93     13,467        13,468        07/31/98     19,400        18,796
  07/31/93     13,581        13,554        08/31/98     19,591        19,162
  08/31/93     13,868        13,865        09/30/98     20,040        19,710
  09/30/93     13,936        13,914        10/31/98     19,852        19,570
  10/31/93     13,951        13,971        11/30/98     20,043        19,688
  11/30/93     13,846        13,813        12/31/98     20,102        19,735
  12/31/93     13,911        13,874        01/31/99     20,287        19,875
  01/31/94     14,114        14,082        02/28/99     19,871        19,402
  02/28/94     13,855        13,775        03/31/99     20,013        19,499
  03/31/94     13,561        13,438        04/30/99     20,076        19,548
  04/30/94     13,440        13,326        05/31/99     19,859        19,346
  05/31/94     13,417        13,302        06/30/99     19,809        19,286
  06/30/94     13,404        13,271        07/31/99     19,769        19,232
  07/31/94     13,621        13,537        08/31/99     19,730        19,217
  08/31/94     13,654        13,542        09/30/99     19,906        19,390
  09/30/94     13,495        13,338        10/31/99     19,946        19,462
  10/31/94     13,473        13,323        11/30/99     20,016        19,460
  11/30/94     13,448        13,299        12/31/99     19,913        19,366
  12/31/94     13,554        13,387        01/31/00     19,830        19,302
  01/31/95     13,812        13,644        02/29/00     20,053        19,536
  02/28/95     14,143        13,960        03/31/00     20,256        19,794
  03/31/95     14,253        14,054        04/30/00     20,178        19,736
  04/30/95     14,459        14,249        05/31/00     20,160        19,727
  05/31/95     15,081        14,846        06/30/00     20,583        20,137
  06/30/95     15,211        14,965        07/31/00     20,748        20,320
  07/31/95     15,145        14,907        08/31/00     21,062        20,615
  08/31/95     15,320        15,098        09/30/00     21,181        20,745
  09/30/95     15,474        15,252        10/31/00     21,293        20,882
  10/31/95     15,726        15,476        11/30/00     21,576        21,224
  11/30/95     15,960        15,731        12/31/00     21,994        21,619
  12/31/95     16,203        15,962


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Government National Mortgage Assoc.        25.9%              22.1%
U.S. Treasury                              11.4%              18.4%
Federal National Mortgage Assoc.            8.8%              10.4%
GMAC Commercial Mortgage Securities, Inc.   1.4%               1.4%
Peco Energy Transition Trust                1.3%               0.3%
Hydro-Quebec                                1.1%               1.1%
Amresco Residential Securities              1.0%               1.0%
Morgan Stanley Capital                      1.0%               N/A
UCFC Home Equity Loan                       1.0%               1.5%
Cleveland Electric Illuminating Co.         0.8%               0.8%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Active Bond     Active Bond        MorningStar
                       Fund         Benchmark(1)       Peer Group+
                     --------     ---------------      -----------
  1 Year               10.45%          11.63%              8.21%
 3 Years                5.80            6.24               4.86
 5 Years                6.30            6.25               5.69
10 Years                8.20            7.62               7.80

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------
Credit Quality                     Duration
--------------                     --------
Short Term              5.30%      less than 1 Year        5.30%
AAA                    44.80%      1-3  Years              0.30%
AA                      8.0%       3-5  Years              0.00%
A                      13.80%      5-10 Years             86.60%
BBB                    15.40%      greater than 10 Years   7.80%
BB                      8.80%
B                       3.50%
Below B                 0.00%
NR/NA                   0.40%

(1) The Active Bond Benchmark represents the Lehman Brothers Government/ Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having an Intermediate Term Bond investment category.

PROPOSAL 8

John Hancock V.A. Money Market Fund

By Dawn Baillie for the Portfolio Management Team

It was a good year for money-market fund investors, who saw their yields rise and their returns beat those of most stock-fund investors. In the first half of the year, money-market yields rose along with interest rates. This occurred after all signs pointed to a very robust U.S. economy in January, with soaring consumer confidence and a booming stock market sparking concerns of an uptick in inflation. As a result, the Federal Reserve switched to its inflation-fighting mode again, raising the federal funds rate that banks charge each other for overnight loans by one-quarter percentage point in February and again in March in an effort to cool the economy and block inflation. When that didn't deter the economy, or the stock market, the Fed took the unusual step of raising rates by one-half a percentage point in May. Shortly after, the economy began to show signs of slowing, while inflation remained relatively benign. This trend continued through the year's end, so the Fed stayed on the sidelines and the federal funds rate ended the year at 6.50%, up from 5.50% a year earlier. After rising in the first half of the year, money-market yields remained fairly level, since the federal funds rate is a key pricing benchmark for money-market securities.

In the second half of the year, the effects of the slowing economy began to show up in earnest in the form of earnings disappointments -- which sent the stock market reeling -- and slowdowns in manufacturing, housing and consumer spending. So by the end of the year, the Fed actually returned to its neutral stance and investors even began to anticipate rate cuts in 2001.

7-day effective yield

On December 31, 2000, John Hancock V.A. Money Market Fund had a 7-day effective yield of 6.17%. By comparison, the average taxable money-market fund had a 7-day effective yield of 5.91%, according to Lipper, Inc.

STAYING SHORT

For the first nine months of 2000, we kept the Fund's maturity slightly shorter than average, believing that rates were on the rise, as the Fed remained intent on slowing the economy and preventing inflation through a series of rate hikes. This conservative stance meant that our money was not tied up for as long, so we were able to move more quickly into higher-yielding securities as rates rose.

Our thinking changed by the end of September, as we began to see a marked and consistent slowdown in housing, manufacturing and the consumer and producer price indexes. Believing that a slowing economy would keep the Fed on hold, or even cause it to reverse course and lower rates, we extended our maturity in October to be on the average. We stayed that way through year end, mostly to take advantage of the year-end bargains and higher yields that we can generally find as traders clear out their inventory of money-market securities.

A LOOK AHEAD

With the economy slowing down so rapidly, we had anticipated that the Fed would begin lowering rates at its next meeting in late January. In fact, just three days after the Fund's year ended, the Fed took the surprise step of lowering rates by one-half a percentage point in an aggressive effort to avoid a serious economic downturn. In doing so, the Fed cited weaker sales, production, consumer confidence and financial markets, while core inflation remained tame. Even before this move, we had confidence that the Fed would continue to nimbly manage the economy's growth and prevent a recession, and this recent action further bolsters that view. With the prospects for additional rate cuts real, we plan to extend our maturity to slightly longer than average in an effort to lock in higher rates. As always, we will continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                                     Inception: March 29, 1986

 MONEY MARKET FUND
 JOHN HANCOCK LIFE INSURANCE CO.                             Peter Mitsopoulos


 The Federal Reserve's monetary tightening actions starting in 1999 continued as we entered 2000, but by mid-year the Fed abandoned further rate increases as the economy showed signs of weakness. The Fed Funds target rate stood at 6.50% and the Fed remained on hold through December 31. Just a few days after the New Year, however, the Fed enacted a 50 basis point reduction in the rate to 6.0%. During the first half of the year we shortened the fund's weighted average maturity (WAM) in order to capture higher yields under the tightening policy. The WAM of the Fund was approximately 45 days at year-end 1999 and had reached a low of 21 days in late April. We made efforts to push the level into the 30 day to 40 day range for the later part of the year given growing expectations for an end to fed tightening and ended the year with a WAM of 31 days.

 The Fund performed generally in-line with expectations during the year. We had become more cautious in our acquisition of adjustable rate securities because of two factors: They were becoming more expensive and some of the more active issuers were developing credit concerns. The Fund ended with only a 16% position versus 22% at year-end 1999. The market continues to make it difficult to pick up any appreciable yield differential by going out beyond one or two months. However, when we see value out on the curve, we will acquire securities in an effort to lock in yield and increase the Fund's weighted average maturity.

 The Fund is invested primarily in commercial paper (78%), adjustable rate notes (16%) with other money market securities making up the balance.

              [GRAPH]

                       Money
                       Market
                        Fund

       12/31/90       $10,000
        1/31/91        10,063
        2/28/91        10,115
        3/31/91        10,165
        4/30/91        10,222
        5/31/91        10,271
        6/30/91        10,315
        7/31/91        10,369
        8/31/91        10,417
        9/30/91        10,465
       10/31/91        10,511
       11/30/91        10,549
       12/31/91        10,596
        1/31/92        10,633
        2/29/92        10,664
        3/31/92        10,700
        4/30/92        10,735
        5/31/92        10,767
        6/30/92        10,804
        7/31/92        10,838
        8/31/92        10,870
        9/30/92        10,901
       10/31/92        10,920
       11/30/92        10,950
       12/31/92        10,981
        1/31/93        11,009
        2/28/93        11,035
        3/31/93        11,065
        4/30/93        11,093
        5/31/93        11,118
        6/30/93        11,147
        7/31/93        11,175
        8/31/93        11,204
        9/30/93        11,232
       10/31/93        11,258
       11/30/93        11,287
       12/31/93        11,316
        1/31/94        11,346
        2/28/94        11,372
        3/31/94        11,403
        4/30/94        11,432
        5/31/94        11,467
        6/30/94        11,505
        7/31/94        11,542
        8/31/94        11,588
        9/30/94        11,632
       10/31/94        11,673
       11/30/94        11,719
       12/31/94        11,773
        1/31/95        11,829
        2/28/95        11,880
        3/31/95        11,939
        4/30/95        11,992
        5/31/95        12,054
        6/30/95        12,110
        7/31/95        12,168
        8/31/95        12,225
        9/30/95        12,279
       10/31/95        12,338
       11/30/95        12,394
       12/31/95        12,453
        1/31/96        12,511
        2/29/96        12,562
        3/31/96        12,613
        4/30/96        12,668
        5/31/96        12,723
        6/30/96        12,773
        7/31/96        12,833
        8/31/96        12,888
        9/30/96        12,945
       10/31/96        13,002
       11/30/96        13,051
       12/31/96        13,116
        1/31/97        13,174
        2/28/97        13,226
        3/31/97        13,284
        4/30/97        13,341
        5/31/97        13,400
        6/30/97        13,461
        7/31/97        13,522
        8/31/97        13,579
        9/30/97        13,643
       10/31/97        13,706
       11/30/97        13,762
       12/31/97        13,830
        1/31/98        13,894
        2/28/98        13,949
        3/31/98        14,012
        4/30/98        14,074
        5/31/98        14,138
        6/30/98        14,200
        7/31/98        14,264
        8/31/98        14,329
        9/30/98        14,392
       10/31/98        14,456
       11/30/98        14,517
       12/31/98        14,579
        1/31/99        14,640
        2/28/99        14,693
        3/31/99        14,752
        4/30/99        14,807
        5/31/99        14,866
        6/30/99        14,923
        7/31/99        14,984
        8/31/99        15,047
        9/30/99        15,109
       10/31/99        15,176
       11/30/99        15,242
       12/31/99        15,315
        1/31/00        15,388
        2/29/00        15,457
        3/31/00        15,531
        4/30/00        15,604
        5/31/00        15,684
        6/30/00        15,766
        7/31/00        15,851
        8/31/00        15,937
        9/30/00        16,020
       10/31/00        16,105
       11/30/00        16,190
       12/31/00        16,278

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Monte Rosa Capital Corp.                    4.2%               1.0%
Falcon Asset Securitization Corp.           3.7%               2.1%
Sigma Finance, Inc.                         3.6%               4.2%
Centric Capital Corp.                       3.6%               3.2%
Sheffield Receivables Corp.                 3.3%               4.1%
Merrill Lynch & Co., Inc.                   3.3%               0.5%
DOVER Corp. YRS 3+4                         3.2%               N/A
Lehman Brothers Holdings                    2.9%               N/A
Enterprise Funding Corp.                    2.7%               N/A
K2 USA LLC                                  2.6%               2.9%

Average Annual Total Returns*
---------------------------------------------------------------------------
                                    Money Market
                                       Fund/1/
                                    ------------
                      1 Year            6.29%
                      3 Years           5.58%
                      5 Years           5.50%
                     10 Years           4.99%

---------------------------------------------------------------------------
Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              83.9%        Consumer Staple        2.3%
Capital Equipment       5.7%        Technologyyclical      1.3%
Consumer Cyclical       3.5%        Basic Material         0.4%
Utility                 2.9%

---------------------------------------------------------------------------

    The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $10.00/share.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

/1/ Returns reflect extra-ordinary capital contribution of $284,471 in October
    2000

                         SUPPLEMENT DATED MAY 7, 2001
                                      TO
                        PROSPECTUSES DATED MAY 1, 2001

     This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I ("John Hancock Variable Series Trust Prospectus") that accompanies the Product Prospectuses. The variable life insurance policies involved bear the title "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "MEDALLION VARIABLE UNIVERSAL LIFE EDGE," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS."


 . As stated in the John Hancock Variable Series Trust Prospectus, the sub-adviser of the Health Sciences fund is Putnam Investment Management, LLC. The reference on the first page of the Product Prospectuses to "John Hancock Advisers, Inc." as the manager for the Health Sciences variable investment option is a typographical error and the name "Putnam Investment Management, LLC" should be substituted in its place. You should read the John Hancock Variable Series Trust Prospectus for further information about the Health Sciences fund and Putnam Investment Management, LLC before selecting this variable investment option.

 .  Morgan Stanley Dean Witter Investment Management Inc., the sub-adviser of the
   Emerging Markets Equity fund and one of the sub-advisers of the Real Estate Equity fund, has a new name. References in the Product Prospectuses and the John Hancock Variable Series Trust Prospectus to "Morgan Stanley Dean Witter Investment Management Inc." are therefor deleted and the new name, "Morgan Stanley Investment Management Inc.," is inserted in their place.

As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

May 1, 2001

Equity Index Fund
Growth & Income Fund
Large Cap Value Fund
Large Cap Value CORE SM Fund
Large Cap Value CORE SM II Fund
Large Cap Growth Fund
Large Cap Aggressive Growth Fund
Large/Mid Cap Value Fund
Large/Mid Cap Value II Fund
Fundamental Growth Fund
Mid Cap Blend Fund
Mid Cap Growth Fund
Small/Mid Cap CORE SM Fund
Small/Mid Cap Growth Fund
Small Cap Equity Fund
Small Cap Value Fund
Small Cap Growth Fund
International Equity Index Fund
International Opportunities Fund
International Equity Fund
Emerging Markets Equity Fund
Real Estate Equity Fund
Health Sciences Fund
Managed Fund
Aggressive Balanced Fund
Global Balanced Fund
Short-Term Bond Fund
Bond Index Fund
Active Bond Fund
Active Bond II Fund
High Yield Bond Fund
Global Bond Fund
Money Market Fund
                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------
John Hancock Variable Series Trust I ("Trust")

A fund-by-fund summary of goals, strategies and risks.

Policies and instructions for opening, maintaining and closing an account in any fund


Further information on the funds
Further information on the Trust
Additional subadviser information

Overview                                     1

Your Investment Choices                      2
Equity Index Fund                            6
Growth & Income Fund                         8
Large Cap Value Fund                        10
Large Cap Value CORE SM Fund                12
Large Cap Value CORE SM II Fund             14
Large Cap Growth Fund                       16
Large Cap Aggressive Growth Fund            18
Large/Mid Cap Value Fund                    20
Large/Mid Cap Value II Fund                 22
Fundamental Growth Fund                     24
Mid Cap Blend Fund                          26
Mid Cap Growth Fund                         28
Small/Mid Cap CORE SM Fund                  30
Small/Mid Cap Growth Fund                   32
Small Cap Equity Fund                       34
Small Cap Value Fund                        36
Small Cap Growth Fund                       38
International Equity Index Fund             40
International Opportunities Fund            42
International Equity Fund                   44
Emerging Markets Equity Fund                46
Real Estate Equity Fund                     48
Health Sciences Fund                        50
Managed Fund                                52
Aggressive Balanced Fund                    54
Global Balanced Fund                        56
Short-Term Bond Fund                        58
Bond Index Fund                             60
Active Bond Fund                            62
Active Bond II Fund                         64
High Yield Bond Fund                        66
Global Bond Fund                            68
Money Market Fund                           70
Your Account                                72
Investments in shares of the funds          72
Share price                                 72
Valuation                                   72
Conflicts                                   72
Funds' Expenses                             73
Dividends and Taxes                         73
Dividends                                   73
Taxes                                       73
Trust Business Structure                    74

Appendix A                                  75
For more information                back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . certain other insurance companies that may or may not be affiliated with John
  Hancock.

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the investment choices may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund of the Trust. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Han-cock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 2000, John Hancock and its affiliates managed approximately $125 billion in assets, of which it owned approximately $79 billion. All of the funds of the Trust have subadvisers.

Your Investment Choices

--------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 33 funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds, sector funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

EQUITY FUNDS
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization             Equity funds can be categorized by market capital-
                           ization, which is defined as the market value of all shares of a company's stock. The following def-initions for large, mid and small cap are based upon statistics at year-end 2000, but are adjusted periodically with broad equity market movements as represented by the Russell 3000(R) Index/1/ or other widely- recognized source of market capital-ization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly. In volatile market environments, a fund's market cap exposure may be allowed to shift temporarily outside of the normal range in order to avoid unnecessary transac-tion costs.

                           Large Cap Funds:
 . Equity Index Fund        These funds invest primarily in large, well-estab-
                           lished companies that typically are very actively
 . Growth & Income          traded and provide more stable investment returns
  Fund                     over time. Large cap companies represent the 300
                           largest stocks in the Russell 3000(R) Index. Each
 . Large Cap Value          of those companies has a market capitalization
  Fund                     greater than $7.8 billion as of the end of 2000.
                           Large cap funds are appropriate for investors who
 . Large Cap Value          want the least volatile investment returns within
  CORE SM Fund             the overall equity markets.

 . Large Cap Value
  CORE SM II Fund

 . Large Cap Growth
  Fund

 . Large Cap Aggres-
  sive Growth Fund

                           Large/Mid Cap Funds:
 . Large/Mid Cap            These funds invest primarily in large cap and mid
  Value Fund               cap companies. The capitalization of these funds
                           can shift over time from primarily large cap to
 . Large/Mid Cap            primarily mid cap or vice versa depending on where
  Value II Fund            the manager identifies investment opportunities.
                           These funds are generally more volatile than pure
 . Fundamental              large cap funds, but generally less volatile than
  Growth Fund              pure mid cap funds.

                           Mid Cap Funds:
 . Mid Cap                  These funds invest primarily in medium-sized, less
  Blend Fund               established companies that are less actively traded
                           and provide more share price volatility over time
 . Mid Cap                  than large cap stocks. Mid cap companies represent
  Growth Fund              the 250th to 1000th largest stocks in the Russell
                           3000(R) Index. Each of those companies has a market capitalization between $1.4 billion and $10 billion as of the end of 2000. Mid cap funds are appropri-ate for investors who are willing to accept more volatile investment returns within the overall equity markets with the potential reward of higher long-term returns.

                           Small/Mid Cap Funds:
                           These funds invest primarily in mid cap and small
 . Small/Mid Cap            cap companies. The capitalization of these funds
  CORE SM Fund             can shift over time from primarily mid cap to pri-
                           marily small cap or vice versa depending on where
 . Small/Mid Cap            the manager identifies investment opportunities.
  Growth Fund              These funds are generally more volatile than pure
                           mid cap funds, but generally less volatile than
                           pure small cap funds.
-------
/1/The Russell 3000(R) Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $12.8 trillion at the end of 2000. The Russell 3000(R) Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion on the part of Frank Russell Company as to its attractiveness or appropriateness as an investment.

                          Small Cap Funds:
 . Small Cap               These funds invest primarily in small newly estab-
  Equity Fund             lished companies that are less actively traded and
                          have a high level of share price volatility over
 . Small Cap               time. Small cap companies represent the 2000 small-
  Value Fund              est stocks in the Russell 3000(R) Index. Each of
                          these companies has a market capitalization of less
 . Small Cap               than $1.4 billion as of the end of 2000. Small cap
  Growth Fund             funds are appropriate for investors who are willing
                          to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                          Value Funds:
 . Large Cap Value         Value funds invest in companies that are attrac-
  Fund                    tively priced, considering their asset and earnings
                          history. These stocks typically pay above average
 . Large Cap Value         dividends and have low stock prices relative to mea-
  CORE SM Fund            sures of earnings and book value. Value funds are
                          appropriate for investors who want some dividend
 . Large Cap Value         income and the potential for capital gains, but are
  CORE SM II Fund         less tolerant of share-price fluctuations.

 . Large/Mid Cap
  Value Fund

 . Large/Mid Cap
  Value II Fund

 . Small Cap Value
  Fund

                          Growth Funds:
 . Large Cap Growth        Growth funds invest in companies believed to have
  Fund                    above-average prospects for capital growth due to
                          their strong earnings and revenue potential. Growth
 . Large Cap Aggres-       stocks typically have high stock prices relative to
  sive Growth Fund        measures of earnings and book value. Growth funds
                          are appropriate for investors who are willing to
 . Fundamental Growth      accept more share-price volatility for the potential
  Fund                    reward of higher long-term returns.

 . Mid Cap Growth
  Fund

 . Small Mid/Cap
  Growth Fund

 . Small Cap Growth
  Fund

                          Blend Funds:
 . Equity Index Fund       Blend funds invest in both value and growth compa-
                          nies. Blend funds are appropriate for investors who
 . Growth & Income         seek both dividend and capital appreciation charac-
  Fund                    teristics.

 . Mid Cap Blend Fund

 . Small/Mid Cap
  CORE SM Fund

 .  Small Cap Equity
   Fund

SECTOR FUNDS
Sector funds invest primarily in a single sector of the stock market and may be affected by economic factors and other factors specific to that sector. Sector funds are appropriate for investors who are willing to accept more volatile investment returns relative to the overall equity market.

 . Real Estate Equity
  Fund

 . Health Sciences
  Fund

BALANCED FUNDS
Balanced funds invest in a combination of stocks and bonds and actively manage the mix of stocks and bonds within a target range. Domestic balanced funds invest in U.S. stocks and bonds. Global balanced funds invest in foreign and U.S. stocks and bonds.

 . Managed Fund

 .Aggressive Balanced Fund

 . Global Balanced
  Fund

BOND FUNDS
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity          Bond maturity is a key measure of interest rate
                          risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                           Short:
 . Money Market Fund        These funds invest primarily in bonds with short
 . Short Term Bond          maturities, typically less than four years. These
  Fund funds have less interest rate risk than intermedi-ate-term bond funds.

                           Intermediate:
 . Bond Index Fund          These funds invest in bonds of all maturities and
 . Active Bond Fund         maintain an average maturity which is typically
                           between four and ten years. These funds have more interest rate risk than short-term bond funds.

 .  Active Bond II
   Fund

 . High Yield Bond
  Fund

 . Global Bond Fund

Credit Quality             Credit quality is a measure of the ability of a
                           bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds.
                           Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                           High:
 . Money Market Fund        These funds focus on the highest-rated, most
 . Bond Index Fund          creditworthy bonds or money market instruments and
                           typically maintain an average credit quality rating of AAA/Aaa (A-1/P-1 for money market funds).

                           Medium:
 . Short Term Bond          These funds invest in bonds of all credit quality
  Fund                     levels with a focus on investment grade bonds.
                           These funds typically maintain an average credit
 . Active Bond Fund         quality rating of AA/Aa, A or BBB/Baa.

 .  Active Bond II
   Fund

 . Global Bond Fund


                           Low:
 .  High Yield Bond         These funds invest primarily in lower rated bonds--
   Fund known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

INTERNATIONAL/GLOBAL EQUITY FUNDS
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                           Developed Markets:
 . International            These funds invest primarily in the larger, well-
  Equity Index Fund        established developed or industralized markets
                           around the world. These funds have a lower level of
 . International            foreign securities risk than emerging market funds.
  Equity Fund

 . International
  Opportunities Fund


                           Emerging Markets:
 . Emerging Markets         These funds invest primarily in developing or
  Equity Fund              emerging markets and have a higher level of foreign
                           securities risk than funds that invest primarily in developed markets. These funds have more return volatility than the overall international/global equity markets.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, when markets are unusually vola-tile or when a fund experiences unusually large cash flows, a fund may be allowed to temporarily deviate from its normal strategy to avoid unnecessary transaction costs. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvest-ment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable sepa-rate accounts and variable contracts. Those expenses and charges vary consider-ably from contract to contract and are described in the variable contract pro-spectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ra-tios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

All of the funds (except bond funds and equity index funds) may participate in initial public offerings (IPOs). Under certain market conditions, such partici-pation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

If the total investment return for any fund for any given year appears unusu-ally high, the return may be attributable to unusually favorable market condi-tions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all stocks included in the Index. The manager normally invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and sector diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: Standard & Poor's Depositary Receipts (SPDRs), U.S. dol-lar denominated foreign securities, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an exam-ple of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------

SUBADVISER

SSgA Funds Management, Inc.
(formerly State Street Global Advisors, a division of State Street Bank and Trust Company)
Two International Place
Boston, Massachusetts 02110

Managing, with predecessor, since 1978
Managing Fund since May, 1997
Predecessor managed approximately $725 billion in assets at the end of 2000

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund  Index
1 year        -9.15% -9.11%
Life of fund  17.74% 18.06%

Index:S&P 500 Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-
  formance being different than that of the Index.
Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:      1996**      1997      1998      1999      2000
Net asset value, beginning
 of period                    $ 10.00  $  11.10  $  14.21  $  17.70  $  20.46
Income from investment
 operations:
 Net investment income
  (loss)                         0.15      0.24      0.25      0.27      0.22
 Net realized and unrealized
  gain (loss) on
  investments*                   1.26      3.41      3.76      3.41     (2.09)
 Total from investment
  operations                     1.41      3.65      4.01      3.68     (1.87)
Less distributions:
 Distributions from net
  investment income and
  capital paid in               (0.21)    (0.29)    (0.24)    (0.26)    (0.23)
 Distributions from net
  realized gain on
  investments sold              (0.10)    (0.25)    (0.28)    (0.66)    (0.72)
 Distributions in excess of
  income, capital paid in &
  gains                           --        --        --        --        --
 Total distributions            (0.31)    (0.54)    (0.52)    (0.92)    (0.95)
Net asset value, end of
 period                       $ 11.10  $  14.21  $  17.70  $  20.46  $  17.64
Total investment return***      14.23%    32.79%    28.45%    21.08%    (9.15)%
Ratios and supplemental data
Net assets, end of period
 (000s omitted)($)            $14,650  $101,390  $232,578  $451,296  $525,659
Ratio of expenses to average
 net assets (%)****              0.00%     0.00%     0.00%     0.00%     0.19%
Ratio of net investment
 income (loss) to average
 net assets (%)                  2.74%     1.97%     1.59%     1.42%     1.12%
Turnover rate (%)               15.72%    64.56%    43.31%    55.24%    34.11%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Growth & Income Fund

GOAL AND STRATEGY


This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.


The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.


The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemp-tions will be allocated on an asset-weighted basis. These allocation methodolo-gies may change in the future.


Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earn-ings growth prospects.


Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.


Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:


 . a systematic screening approach to rank stocks based on: fundamental cata-lyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and


 . proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.


Putnam seeks broad diversification by security and sector and uses risk manage-ment tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.


The Fund is "non-diversified", which means that it can take larger positions in individual issuers.


Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, Putnam may invest in stock index futures to manage cash flow.


In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at end of 2000

FUND MANAGERS
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

C. Beth Cotner, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund   Index
1 year        -13.10% -9.11%
5 years        15.44% 18.35%
10 years       15.58% 17.46%
Life of fund   14.17% 15.26%

Index:S & P 500 Index

*Began operations on March 29, 1986.
8

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1996        1997        1998        1999        2000
Net asset value,
 beginning of period     $    13.94  $    14.65  $    16.61  $    19.49  $    20.01
Income from investment
 operations:
 Net investment income
  (loss)                       0.34        0.27        0.23        0.20        0.17
 Net realized and
  unrealized gain (loss)
  on investments*              2.43        4.07        4.75        2.88       (2.77)
 Total from investment
  operations                   2.77        4.34        4.98        3.08       (2.60)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.34)      (0.27)      (0.23)      (0.20)      (0.40)
 Distributions from net
  realized gain on
  investments sold            (1.72)      (2.11)      (1.87)      (2.36)      (2.69)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --        (0.14)
 Total distributions          (2.06)      (2.38)      (2.10)      (2.56)      (3.23)
Net asset value, end of
 period                  $    14.65  $    16.61  $    19.49  $    20.01  $    14.18
Total investment return       20.10%      29.79%      30.25%      16.23%     (13.10)%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,047,927  $2,785,964  $3,670,785  $4,218,841  $3,324,988
Ratio of expenses to
 average net assets (%)        0.27%       0.28%       0.27%       0.28%       0.40%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.24%       1.61%       1.24%       0.98%       0.84%
Turnover rate (%)             81.02%      74.56%      48.45%      70.16%     112.94%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term capi-tal appreciation and substantial dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies paying above-average dividends.

The manager employs a value approach in selecting stocks using proprietary equity research. Stocks are purchased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for companies with:

 . established operating history;

 . above-average dividend yield relative to the S&P 500 Index;

 . low price/earnings ratio relative to the S&P 500 Index;

 . sound balance sheet and other positive financial characteristics; and

 . low stock price relative to the company's underlying value.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 100 to 175 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund nor-mally has 10% or less (usually lower) of its assets in cash and cash equiva-lents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S. dollars or any other currency, high and medium quality debt securities, and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managing Fund since May, 1996
Managed approximately $167 billion in assets at the end of 2000

FUND MANAGERS
Management by Investment Advisory Committee

Brian C. Rogers, CFA, CIC
-----------------
Committee Chairman
Director of subadviser
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

Best quarter: up 12.86%, fourth quarter 1999 Worst quarter: down 8.58%, third quarter 1999

Average annual total return -- for periods ending 12/31/2000*

               Fund  Index
1 year        12.97%  7.01%
Life of fund  14.30% 16.74%

Index:Russell 1000(R) Value Index

*Began operations on May 1, 1996.
10

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:        1996**     1997      1998      1999      2000
Net asset value, beginning of
 period                         $ 10.00  $ 11.09  $  13.57  $  14.02  $  13.49
Income from investment
 operations:
 Net investment income (loss)      0.16     0.29      0.28      0.27      0.27
 Net realized and unrealized
  gain (loss) on investments*      1.22     2.84      0.96      0.18      1.45
 Total from investment
  operations                       1.38     3.13      1.24      0.45      1.72
Less distributions:
 Distributions from net
  investment income and
  capital paid in                 (0.16)   (0.29)    (0.28)    (0.27)    (0.29)
 Distributions from net
  realized gain on investments
  sold                            (0.13)   (0.36)    (0.51)    (0.71)    (0.53)
 Distributions in excess of
  income, capital paid in &
  gains                             --       --        --        --      (0.01)
 Total distributions              (0.29)   (0.65)    (0.79)    (0.98)    (0.83)
Net asset value, end of period  $ 11.09  $  13.7  $  14.02  $  13.49  $  14.38
Total investment return           13.90%   28.56%     9.26%     3.28%    12.97%
Ratios and supplemental data
Net assets, end of period
 (000s omitted)($)              $19,781  $73,269  $123,365  $155,849  $204,535
Ratio of expenses to average
 net assets (%)***                 1.00%     1.0%     0.92%     0.85%     0.78%
Ratio of net investment income
 (loss) to average net assets
 (%)                               2.74%     2.4%     2.08%     1.88%     2.04%
Turnover rate (%)                 19.95%    19.2%    18.46%    32.62%    42.12%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.89% and 1.06% for the years ended December 31, 1996 and 1997, respectively.

Large Cap Value CORE SM Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term capi-tal appreciation and dividend income.
The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.
The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. "CORE SM" is a service mark of Goldman, Sachs & Co. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000(R) Value Index. Stocks are purchased that have:
 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and
 . favorable prospects for capital appreciation and/or dividend paying ability. The Fund is managed using risk control techniques to maintain risk, style, cap-italization and sector characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by sector.
The Fund normally invests in 100 to 350 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, Standard & Poor's Depositary Receipts (SPDRs) and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other secu-rities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since August, 1999
Managed approximately $282 billion
in assets at the end of 2000

FUND MANAGERS

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Melissa R. Brown
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Director of Quantitative Equity Research at Prudential Securities (1983-1998)

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1989
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


Best quarter: up 8.62%, third quarter 2000 Worst quarter: down 4.14%, first quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

              Fund  Index
1 year        5.12% 7.01%
Life of fund  6.58% 6.59%

Index:Russell 1000(R) Value Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1999**     2000
Net asset value, beginning of period                          $10.00  $ 10.16
Income from investment operations:
 Net investment income (loss)                                   0.04     0.15
 Net realized and unrealized gain (loss) on investments*        0.31     0.36
 Total from investment operations                               0.35     0.51
Less distributions:
 Distributions from net investment income and capital paid in  (0.04)   (0.16)
 Distributions from net realized gain on investments sold      (0.14)   (0.06)
 Distributions in excess of income, capital paid in & gains    (0.01)   (0.03)
 Total distributions                                           (0.19)   (0.25)
Net asset value, end of period                                $10.16  $ 10.42
Total investment return                                         3.58%    5.12%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $6,371  $18,164
Ratio of expenses to average net assets (%)***                  0.85%    0.85%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.13%    1.54%
Turnover rate (%)                                              30.90%   59.15%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% and 1.09% for the years ended December 31, 1999 and 2000, respectively.

Large Cap Value CORE SM II Fund
(Formerly American Leaders Large Cap Value Fund)

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term capi-tal appreciation and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. "CORE SM" is a service mark of Goldman, Sachs & Co. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000(R) Value Index.

Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and sector characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by sector.

The Fund normally invests in 100 to 350 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, Standard & Poor's Depositary Receipts (SPDRs) and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other secu-rities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since January, 2001
Managed approximately $282 billion
in assets at the end of 2000

FUND MANAGERS

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Melissa R. Brown
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Director of Quantitative Equity Research at Prudential Securities (1983-1998)

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1989

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 2000, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific investment cate-gory may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Large Cap Value CORESM II Fund (formerly American Leaders Large Cap
 Value Fund) -- Period ended December 31:                            2000**
Net asset value, beginning of period                                 $10.00
Income from investment operations:
 Net investment income (loss)                                          0.06
 Net realized and unrealized gain (loss) on investments*               0.74
 Total from investment operations                                      0.80
Less distributions:
 Distributions from net investment income and capital paid in         (0.06)
 Distributions from net realized gain on investments sold             (0.03)
 Distributions in excess of income, capital paid in & gains             --
 Total distributions                                                  (0.09)
Net asset value, end of period                                       $10.71
Total investment return                                                8.02%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                          $6,029
Ratio of expenses to average net assets (%)                            0.85%
Ratio of net investment income (loss) to average net assets (%)        1.22%
Turnover rate (%)                                                     17.16%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations June 30, 2000.

Large Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund is "non-diversified", which means it can take larger positions in individual issuers. However, the Fund normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Mark C. Lapman
-----------------
Executive Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982
Began career in 1979

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 11.16%, third quarter 1998

Average annual total returns -- for periods ending 12/31/2000*

               Fund    Index
1 year        -17.89% -22.42%
5 years        17.08%  18.15%
10 years       16.24%  17.33%
Life of fund   14.89%  14.98%

Index:Russell 1000(R) Growth Index

* Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                         1996      1997        1998        1999        2000
Net asset value,
 beginning of period     $  17.37  $  17.49  $    20.82  $    26.19  $    27.33
Income from investment
 operations:
 Net investment income
  (loss)                     0.25      0.17        0.14        0.09        0.03
 Net realized and
  unrealized gain (loss)
  on investments*            2.89      5.21        8.05        6.03       (4.89)
 Total from investment
  operations                 3.14      5.38        8.19        6.12       (4.86)
Less distributions:
 Distributions from net
  investment income and
  capital paid in           (0.25)    (0.17)      (0.14)      (0.09)      (0.11)
 Distributions from net
  realized gain on
  investments sold          (2.77)    (1.88)      (2.68)      (4.89)      (2.69)
 Distributions in excess
  of income, capital
  paid in & gains             --        --          --          --        (0.78)
 Total distributions        (3.02)    (2.05)      (2.82)      (4.98)      (3.58)
Net asset value, end of
 period                  $  17.49  $  20.82  $    26.19  $    27.33  $    18.89
Total investment return     18.27%    30.89%      39.51%      24.07%     (17.89)%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $524,145  $754,398  $1,126,764  $1,382,473  $1,146,787
Ratio of expenses to
 average net assets (%)      0.44%     0.44%       0.41%       0.39%       0.46%
Ratio of net investment
 income (loss) to
 average net assets (%)      1.35%     0.86%       0.59%       0.33%       0.10%
Turnover rate (%)          135.98%    83.82%      56.41%      37.42%      89.30%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Large Cap Aggressive Growth Fund

GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in the common stocks of large established U.S. com-panies that are believed to offer above-average potential for long-term growth in revenues and earnings.

The manager selects stocks using proprietary company-specific research that focuses on firms:

 . offering superior earnings growth that is not fully reflected in current mar-ket valuations,

 . having prospective earnings growth rates substantially above that of the S&P
  500, and

 . exhibiting strong management, superior industry positions and excellent bal-ance sheets.

The Fund employs aggressive investment strategies and invests most of its assets in a relatively small number of companies, with the 25 most highly regarded stocks representing a majority of the Fund's assets. The manager selects stocks without regard to any predefined sector selection criteria.

The manager actively trades and adjusts the Fund's holdings to capitalize on market fluctuations. The manager typically:

 . increases investment in favored securities and reduces the number of holdings in declining markets, and

 . decreases investment in favored securities and increases the number of hold-ings in rising markets.

The Fund is "non-diversified", which means it can take larger positions in individual issuers. The Fund normally invests in 35 to 75 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Managing, with predecessors, since 1971
Managing Fund since August, 1999
Managed approximately $454 billion
in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

John H. Fogarty
-----------------
Vice president of subadviser
Joined subadviser in 1988
Began career in 1988

Alfred Harrison
-----------------
Vice chairman and Director of subadviser
Joined subadviser in 1978
Began career in 1962
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the invesment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

Best quarter: up 20.81%, fourth quarter 1999 Worst quarter: down 15.21%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -18.77% -22.42%
Life of fund   -1.79%  -3.74%

Index:Russell 1000(R) Growth Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                   1999**      2000
Net asset value, beginning of period                       $ 10.00   $ 11.94
Income from investment operations:
 Net investment income (loss)                                (0.01)     0.03)
 Net realized and unrealized gain (loss) on investments*      2.03     (2.21)
 Total from investment operations                             2.02     (2.24)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           --      (0.11)
 Distributions from net realized gain on investments sold    (0.08)    (0.01)
 Distributions in excess of income, capital paid in &
  gains                                                        --      (0.06)
 Total distributions                                         (0.08)    (0.18)
Net asset value, end of period                             $ 11.94   $  9.52
Total investment return                                      20.18%   (18.77)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                $15,074   $26,244
Ratio of expenses to average net assets (%)***                1.08%     1.00%
Ratio of net investment income (loss) to average net
 assets (%)                                                  (0.39)%   (0.37)%
Turnover rate (%)                                            18.97%    75.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% and 1.05% for the years ended December 31, 1999 and 2000, respectively.

Large/Mid Cap Value Fund
GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for:

 . stocks in the Russell 1000(R) Value Index, or

 . stocks with dividend yields greater than the Russell 1000(R) Index, or

 . stocks with price/book ratios lower than the Russell 1000(R) Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and sector weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 90 to 130 stocks, with at least 65% (usually high-er) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since August, 1999
Managed approximately $274 billion
in assets at the end of 2000

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

Best quarter: up 11.62%, first quarter 2000 Worst quarter: down 5.65%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        13.41% 7.01%
Life of fund  13.76% 6.59%

Index:Russell 1000(R) Value Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1999**     2000
Net asset value, beginning of period                          $10.00  $ 10.42
Income from investment operations:
 Net investment income (loss)                                   0.03     0.09
 Net realized and unrealized gain (loss) on investments*        0.45     1.30
 Total from investment operations                               0.48     1.39
Less distributions:
 Distributions from net investment income and capital paid in  (0.03)   (0.10)
 Distributions from net realized gain on investments sold      (0.02)   (0.08)
 Distributions in excess of income, capital paid in & gains    (0.01)   (0.06)
 Total distributions                                           (0.06)   (0.24)
Net asset value, end of period                                $10.42  $ 11.57
Total investment return                                         4.72%   13.41%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $6,101  $15,728
Ratio of expenses to average net assets (%)***                  1.05%    1.05%
Ratio of net investment income (loss) to average net assets
 (%)                                                            0.94%    0.97%
Turnover rate (%)                                              23.03%   86.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% and 1.36% for the years ended December 31, 1999 and 2000, respectively.

Large/Mid Cap Value II Fund
(Formerly Mid Cap Value Fund)

GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for:

 . stocks in the Russell 1000(R) Value Index, or

 . stocks with dividend yields greater than the Russell 1000(R) Index, or

 . stocks with price/book ratios lower than the Russell 1000(R) Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and sector weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 90 to 130 stocks, with at least 65% (usually high-er) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).
The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since January, 2001
Managed approximately $274 billion
in assets at the end of 2000

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        28.38% 19.18%
Life of fund  14.01% 14.72%

Index:Russell Mid Cap(TM) Value Index

* Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized com-panies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that in certain markets large cap and mid cap stocks will underperform small cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate has been high in recent years, the current manager anticipates that the Fund's turnover rate will normally be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Large/Mid Cap Value II Fund
 (formerly Mid Cap Value
 Fund)--Period ended December
 31:                              1996**     1997     1998      1999      2000
Net asset value, beginning of
 period                          $ 10.00  $ 11.35  $ 13.87   $ 12.19  $  12.78
Income from investment
 operations:
 Net investment income (loss)       0.04     0.05     0.11      0.08      0.06
 Net realized and unrealized
  gain (loss) on investments*       1.57     3.59    (1.68)     0.59      3.51
 Total from investment
  operations                        1.61     3.64    (1.57)     0.67      3.57
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.04)   (0.05)   (0.11)    (0.08)    (0.06)
 Distributions from net
  realized gain on investments
  sold                             (0.22)   (1.07)     --        --      (0.41)
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --        --      (1.23)
 Total distributions               (0.26)   (1.12)   (0.11)    (0.08)    (1.70)
Net asset value, end of period   $ 11.35  $ 13.87  $ 12.19   $ 12.78  $  14.65
Total investment return            16.18%   32.17%  (11.33)%    5.52%    28.38%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                     $10,926  $64,973  $94,820   $92,150  $129,233
Ratio of expenses to average
 net assets (%)***                  1.05%    1.05%    0.96%     0.92%     0.87%
Ratio of net investment income
 (loss) to average net assets
 (%)                                0.69%    0.53%    0.93%     0.64%     0.42%
Turnover rate (%)                  62.99%   93.78%  173.33%   137.06%   235.80%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Fundamental Growth Fund


GOAL AND STRATEGY

This is a stock fund with a growth emphasis that seeks long-term capital appre-ciation.

The Fund invests primarily in the common stocks of large-sized and mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary fundamental equity research and a systematic screening approach. The manager screens the universe for stocks that meet minimum size and earnings growth criteria. The manager employs a proprie-tary quantitative model to rank stocks based on:

 . fundamental catalyst (such as earnings surprise and momentum);

 . valuation (such as price-to sales ratio); and

 . financial strength (such as superior cash flow).

The manager uses fundamental equity research with a global equity research team to identify companies with characteristics such as:

 . strong and innovative management teams;

 . opportunities for above average growth within its industry;

 . strong competitive positioning relative to peers and suppliers;

 . sufficient financial strength to grow the business; and

 . reasonable valuations relative to earnings expectations.

The manager uses risk management tools and qualitative judgement to determine the Fund's sector and stock-specific weightings. The Fund is broadly diversi-fied by sector. The Fund normally invests in 90 to 150 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equiva-lents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02119

Managing since 1937
Managing Fund since August, 2000
Managed approximately $370 billion
in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

Eric M. Wetlaufer, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1997
Managing Director and Portfolio Manager at Cadence Capital Management (1991 --
 1997)
Began career in 1985

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

Best quarter: up 54.57%, third quarter 1999 Worst quarter: down 20.91%, second quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        -3.03% -11.75%
Life of fund  35.44%  16.11%

Index:Russell Mid Cap(TM) Growth Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized com-panies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1999**      2000
Net asset value, beginning of period                         $10.00   $ 14.42
Income from investment operations:
 Net investment income (loss)                                 (0.02)    (0.02)
 Net realized and unrealized gain (loss) on investments*       5.34     (0.44)
 Total from investment operations                              5.32     (0.46)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --      (0.03)
 Distributions from net realized gain on investments sold     (0.90)    (0.76)
 Distributions in excess of income, capital paid in & gains     --      (0.65)
 Total distributions                                          (0.90)    (1.44)
Net asset value, end of period                               $14.42   $ 12.52
Total investment return                                       54.57%    (3.03)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $9,175   $46,114
Ratio of expenses to average net assets (%)***                 0.95%     0.96%
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.55)%   (0.38)%
Turnover rate (%)                                             61.66%   250.46%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% and 1.00% for the years ended December 31, 1999 and 2000, respectively.

Mid Cap Blend Fund


GOAL AND STRATEGY

This is a mid cap stock fund that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation
  (i.e., "value" companies), and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell Mid Cap(TM) Index.

The Fund normally invests in 80 to 160 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 10% or less (usu-ally lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since August, 1999
Managed approximately $25 billion
in assets at the end of 2000

FUND MANAGERS
Management by investment team
overseen by:

Coreen S. Kraysler, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1986

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

Best quarter: up 14.64%, second quarter 1999 Worst quarter: down 2.71%, third quarter 1999

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        18.58%  8.25%
Life of fund  23.31% 16.40%

Index:Russell Mid Cap(TM) Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized com-panies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "mid cap" approach carries the risk that in certain markets "mid cap" stocks will underperform "large cap" and "small cap" stocks. Also, the Fund's "blend" style carries the risk that in certain markets, "blend" styles will underperform "growth" and "value" styles.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 2000 because of higher than expected market volatility. Normally, the Fund's turnover rate is expected to be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                       1999     2000
Net asset value, beginning of period                          $10.00  $ 10.70
Income from investment operations:
 Net investment income (loss)                                   0.03     0.04
 Net realized and unrealized gain (loss) on investments*        1.10     1.93
 Total from investment operations                               1.13     1.97
Less distributions:
 Distributions from net investment income and capital paid in  (0.03)   (0.04)
 Distributions from net realized gain on investments sold      (0.40)   (0.24)
 Distributions in excess of income, capital paid in & gains       --    (0.27)
 Total distributions                                           (0.43)   (0.55)
Net asset value, end of period                                $10.70  $ 12.12
Total investment return                                        11.53%   18.58%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $5,810  $21,259
Ratio of expenses to average net assets (%)***                  0.85%    0.85%
Ratio of net investment income (loss) to average net assets
 (%)                                                            0.82%    0.44%
Turnover rate (%)                                              55.68%  138.64%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.20% and 1.04% for the years ended December 31, 1999 and 2000, respectively.

Mid Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre- defined sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is "non-diversified", which means it can take larger positions in individual issuers. The Fund normally invests in 35 to 85 stocks, with at least 65% of its assets in mid cap companies. The Fund normally has 15% or less of its assets in cash and cash equivalents. The Fund's sector exposures are a result of stock selection as opposed to predetermined allocations. The Fund may invest in initial public offerings (IPOs).
The Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S. dollars or any other currency, and certain derivatives (investments whose value is based on indices or other securities). As an example of the use of derivatives, the Fund may use futures and forwards to implement currency management strategies and manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managing Fund since May, 1996
Managed approximately $250 billion
in assets at the end of 2000

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 59.33%, fourth quarter 1999 Worst quarter: down 29.24%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -35.86% -11.75%
Life of fund   19.90%  16.39%

Index:Russell Mid Cap(TM) Growth Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized com-panies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:      1996**     1997     1998       1999       2000
Net asset value, beginning
 of period                    $ 10.00  $ 10.22  $ 11.93   $  15.12   $  29.22
Income from investment
 operations:
 Net investment income
  (loss)                         0.05    (0.02)   (0.09)     (0.19)     (0.05)
 Net realized and unrealized
  gain (loss) on
  investments*                   0.22     1.73     4.75      17.70     (10.49)
 Total from investment
  operations                     0.27     1.71     4.66      17.51     (10.54)
Less distributions:
 Distributions from net
  investment income and
  capital paid in               (0.05)     --     (0.15)       --       (1.06)
 Distributions from net
  realized gain on
  investments sold                --       --     (1.32)     (3.41)     (0.41)
 Distributions in excess of
  income, capital paid in &
  gains                           --       --       --         --       (1.61)
 Total distributions            (0.05)     --     (1.47)     (3.41)     (3.08)
Net asset value, end of
 period                       $ 10.22  $ 11.93  $ 15.12   $  29.22   $  15.60
Total investment return          2.69%   16.66%   39.07%    118.31%    (35.86)%
Ratios and supplemental data
Net assets, end of period
 (000s omitted)($)            $16,492  $40,235  $94,085   $452,937   $393,988
Ratio of expenses to average
 net assets (%)***               1.10%    1.10%    1.10%      0.93%      0.85%
Ratio of net investment
 income (loss) to average
 net assets (%)                  0.92%   (0.26%   (0.64)%    (0.68)%    (0.43)%
Turnover rate (%)               71.25%  124.04%  137.01%    106.06%    140.94%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Small/Mid Cap CORE SM Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. "CORE SM" is a service mark of Goldman, Sachs & Co. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500(TM) Index.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and sector characteristics similar to the Russell 2500(TM) Index. The Fund is broadly diversified by sector.

The Fund normally invests in 400 to 700 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund nor-mally has 10% or less (usually lower) of its assets in cash and cash equiva-lents. The Fund may invest in initial public offerings (IPOs).
The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, Standard & Poor's Depositary Receipts (SPDRs) and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other secu-rities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman Sachs and Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since May, 1998
Managed approximately $282 billion in assets at the end of 2000

FUND MANAGERS


Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Melissa R. Brown
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Director of Quantitative Equity
Research at Prudential Securities (1983-1998)

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

Best quarter: up 17.85%, second quarter 1999 Worst quarter: down 20.01%, fourth quarter 1998

Average annual total returns -- for periods ending 12/31/2000*

              Fund  Index
1 year        4.63% 4.27%
Life of fund  4.94% 6.20%

Index: Russell 2500(TM) Index

* Began operations on May 1, 1998.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had unusually high turnover in 1999 and in 2000. This higher than expected turnover is due to (i) the relatively small size of the Fund, which magnifies the effect of contributions and redemptions, and (ii) the high vola-tility of the market, which in 1999 resulted in the subadviser implementing procedures to reduce the Fund's tracking risk. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                           1998**     1999      2000
Net asset value, beginning of period                $10.00   $ 9.02   $  9.82
Income from investment operations:
 Net investment income (loss)                          --      0.02      0.05
 Net realized and unrealized gain (loss) on
  investments*                                       (0.98)    1.77      0.39
 Total from investment operations                    (0.98)    1.79      0.44
Less distributions:
 Distributions from net investment income and
  capital paid in                                      --     (0.03)    (0.07)
 Distributions from net realized gain on
  investments sold                                     --     (0.96)    (0.32)
 Distributions in excess of income, capital paid in
  & gains                                              --       --      (0.05)
 Total distributions                                   --     (0.99)    (0.44)
Net asset value, end of period                      $ 9.02   $ 9.82   $  9.82
Total investment return                              (9.81)%  20.54 %    4.63%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)         $5,015   $8,248   $21,636
Ratio of expenses to average net assets (%)***        1.05%    0.94%     0.90%
Ratio of net investment income (loss) to average
 net assets (%)                                      (0.01)%   0.30%     0.56%
Turnover rate (%)                                    60.51%  109.12%    94.78%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55%, 2.24% and 1.23% for the years ended December 31, 1998, 1999 and 2000, respectively.

Small/Mid Cap Growth Fund

GOAL AND STRATEGY

This is a small/mid cap stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in the common stocks of small and mid-sized U.S. companies that are believed to offer above-average potential for growth in rev-enues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of high-quality companies with above-average growth characteristics relative to industry peers. Equity research seeks to identify indi vidual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on a combination of cri-teria, among others:

 . Superior historical earnings growth,

 . Prospects for above-average growth,

 . Attractive valuations,

 . Strong market positions,

 . Favorable new products, and

 . Superior management.

The Fund is broadly diversified by sector. The Fund normally invests in 60 to
110
stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings
(IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 1999
Managed approximately $274 billion in assets at the end of 2000

FUND MANAGERS

Frank V. Wisneski
-----------------
Senior Vice President of subadviser
Joined subadviser in 1968
(Retiring June, 2001)

Frank J. Boggan, CFA
-----------------
Vice President of subadviser
Joined subadviser in 2001
Managing Director of Palladian Capital
Management (1998-2001)
Portfolio Manager at The Pioneer
Group (1991-1998)

John J. Harrington, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Portfolio Manager at Munder Capital Management (1991-1994)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 21.59%, fourth quarter 1998 Worst quarter: down 21.48%, third quarter 1998

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index 1 Index 2**
1 year         9.25% -16.10%  -16.10%
5 Years       10.34%  12.17%   17.50%
Life of fund  12.85%  14.14%   18.14%

Index 1: Russell 2500(TM) Growth Index
Index 2: A composite index combining the performance of the following indices over the periods indicated: Russell Mid Cap(TM) Growth Index (from inception through April 30, 1999) and Russell 2500(TM) Growth Index (after April 30,
1999)
*Began operations on May 1, 1994.
** John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commis-sions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 1999 and 2000 because of higher than expected market volatility and some restructuring of the Fund. In future years, the Fund's turnover rate will normally be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:      1996      1997      1998       1999       2000
Net asset value,
 beginning of period       $  13.18  $  16.52  $  15.39   $  15.94   $  14.03
Income from investment
 operations:
 Net investment income
  (loss)                       0.02      0.01     (0.02)     (0.07)     (0.02)
 Net realized and
  unrealized gain (loss)
  on investments*              3.99      0.56      0.88       0.74       1.27
 Total from investment
  operations                   4.01      0.57      0.86       0.67       1.25
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.02)    (0.01)      --       (0.17)       --
 Distributions from net
  realized gain on
  investments sold            (0.65)    (1.69)    (0.31)     (2.41)     (1.43)
 Distributions in excess
 of income, capital paid
 in & gains                     --        --        --         --       (0.15)
 Total distributions          (0.67)    (1.70)    (0.31)     (2.58)     (1.58)
Net asset value, end of
 period                    $  16.52  $  15.39  $  15.94   $  14.03   $  13.70
Total investment return       30.33%     3.44%     5.61%      5.15%      9.25%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)         $194,108  $213,612  $193,332   $181,931   $190,010
Ratio of expenses to
 average net assets (%)        0.84%     0.85%     0.89%      0.85%      0.85%
Ratio of net investment
 income (loss) to average
 net assets (%)                0.18%     0.09%    (0.11)%    (0.27)%    (0.20)%
Turnover rate (%)            217.84%   331.19%   162.21%    172.58%    103.19%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Small Cap Equity Fund

GOAL AND STRATEGY

This is a small cap stock fund that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to be undervalued relative to long-term earn-ings growth potential.

The manager selects stocks using proprietary fundamental equity research. Research focuses on identifying companies that are believed to be:

 . undervalued (i.e., with current stock price below long-term value);

 . asset rich with strong balance sheets and able to generate internal cash flows to meet capital needs; and

 . dynamic and growing with realistic payback periods for any price premium.

The manager employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing a company's products, markets, management, suppliers, and competitors.

The Fund is managed using a multiple portfolio manager system in which the Fund is managed by multiple portfolio managers and/or research analysts. The Fund is normally broadly diversified since its exposures reflect the aggregate deci-sions of the multiple portfolio managers and research analysts managing the Fund.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 150 to 300 stocks, with at least 65% (usually higher) of its assets in small cap companies. The Fund nor-mally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since November, 2000
Managed approximately $122 billion in assets at the end of 2000

FUND MANAGERS
Team managed by 5 Portfolio Managers
Average 17 years with Capital Guardian
Average 21 years industry experience
See Appendix A for more details
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



Best quarter: up 18.11%, second quarter 1997 Worst quarter: down 21.06%, third quarter 1998

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index 1 Index 2**
1 year        -8.89% -3.02%   10.32%
Life of fund   2.97%  8.69%    8.52%

Index 1: Russell 2000(R) Index
Index 2: A composite index combining the performance of the following indices over the periods indicated: 50% Russell 2000(R) Index/50% Russell 2000(R) Value Index (from inception through August, 1999); Russell 2000(R) Value Index (from September, 1999 through October, 2000); and Russell 2000(R) Index (after Octo-ber, 2000)

*Began operations on May 1, 1996.
** John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate has been high in recent years, the current manager anticipates that the Fund's turnover rate will normally be less than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:        1996**     1997     1998      1999      2000
Net asset value, beginning of
 period                         $ 10.00  $ 10.73  $ 12.40   $ 11.59   $ 10.92
Income from investment
 operations:
 Net investment income (loss)      0.07     0.08     0.07      0.09      0.14
 Net realized and unrealized
  gain (loss) on investments*      0.96     2.66    (0.81)    (0.50)    (1.13)
 Total from investment
  operations                       1.03     2.74    (0.74)    (0.41)    (0.99)
Less distributions:
 Distributions from net
  investment income and
  capital paid in                 (0.07)   (0.08)   (0.07)    (0.07)    (0.45)
 Distributions from net
  realized gain on investments
  sold                            (0.23)   (0.99)     --      (0.01)    (0.14)
 Distributions in excess of
  income, capital paid in &
  gains                             --       --       --      (0.18)    (0.20)
 Total distributions              (0.30)   (1.07)   (0.07)    (0.26)    (0.79)
Net asset value, end of period  $ 10.73  $ 12.40  $ 11.59   $ 10.92   $  9.14
Total investment return           10.33%   25.57%   (5.96)%   (3.43)%   (8.89)%
Ratios and supplemental data
Net assets, end of period
 (000s omitted)($)              $10,541  $43,261  $64,095   $68,900   $70,031
Ratio of expenses to average
 net assets (%)***                 1.05%    1.05%    1.05%     0.95%     0.92%
Ratio of net investment income
 (loss) to average net assets
 (%)                               1.15%    0.68%    0.63%     0.78%     1.25%
Turnover rate (%)                 66.31%  126.10%  100.83%   117.33%   189.57%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.06%, 1.30%, 1.08%, 0.96% and 0.95% for the years ended December 31, 1996, 1997, 1998, 1999 and 2000, respectively.

Small Cap Value Fund
(Formerly Small/Mid Cap Value Fund)

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term capi-tal appreciation.

The Fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting stocks using proprietary fun-damental equity research. The manager generally looks for companies with:

 . Low price/earnings, price/book or price/cash flow ratios relative to small cap stocks, the company's peers, or its own historical norm.

 . Low stock price relative to a company's underlying asset values.

 . A sound balance sheet and other positive financial characteristics.

 . Catalysts with the potential for value realization such as beneficial manage-ment change, restructuring, or industry consolidation.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 75 to 135 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less of its assets in cash and cash equiva-lents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managing Fund since January, 2001
Managed approximately $167 billion
in assets at the end of 2000

FUND MANAGERS
Management by Investment
Advisory Committee

Preston G. Athey, CFA, CIC
-----------------
Managing Director of subadviser
Joined subadviser in 1978
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 13.42%, third quarter 2000 Worst quarter: down 4.40%, third quarter 1999

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        34.19% 20.79%
Life of fund  29.38% 15.91%

Index: Russell 2500(R) Value Index

* Began operations on August 31, 1999.

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate was high in 2000, the current manager antic-ipates that the Fund's turnover rate will normally be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Small Cap Value Fund (formerly Small/Mid Cap Value Fund) --
  Period ended December 31:                                  1999**      2000
Net asset value, beginning of period                         $10.00   $ 10.13
Income from investment operations:
 Net investment income (loss)                                   --       0.01
 Net realized and unrealized gain (loss) on investments*       0.49      3.37
 Total from investment operations                              0.49      3.38
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --      (0.01)
 Distributions from net realized gain on investments sold     (0.36)    (1.80)
 Distributions in excess of income, capital paid in & gains     --        --
 Total distributions                                          (0.36)    (1.81)
Net asset value, end of period                               $10.13   $ 11.70
Total investment return                                        5.08%    34.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $5,570   $29,436
Ratio of expenses to average net assets (%)***                 1.05%     1.05%
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.12)%    0.13%
Turnover rate (%)                                             51.97%   220.80%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% and 1.29% for the years ended December 31, 1999 and 2000, respectively.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term cap-ital appreciation.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 140 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1996
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 22.48%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -21.43% -22.43%
Life of fund   12.63%   4.72%

Index: Russell 2000(R) Growth Index

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:    1996**      1997      1998       1999      2000
Net asset value, beginning
 of period                  $ 10.00   $  9.93   $ 11.34   $  12.99  $  19.12
Income from investment
 operations:
 Net investment income
  (loss)                       0.01     (0.02)    (0.05)     (0.21)    (0.02)
 Net realized and
  unrealized gain (loss) on
  investments*                (0.06)     1.44      1.70       9.06     (4.16)
 Total from investment
  operations                  (0.05)     1.42      1.65       8.85     (4.18)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.02)    (0.01)      --         --      (1.35)
 Distributions from net
  realized gain on
  investments sold              --        --        --       (2.72)    (0.12)
 Distributions in excess of
  income, capital paid in &
  gains                         --        --        --         --        --
 Total distributions          (0.02)    (0.01)      --       (2.72)    (1.47)
Net asset value, end of
 period                     $  9.93   $ 11.34   $ 12.99   $  19.12  $  13.47
Total investment return       (0.50)%   14.26%    14.49%     70.38%   (21.43)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $20,633   $48,761   $74,849   $179,570  $234,542
Ratio of expenses to
 average net assets (%)***     1.00%     1.00%     1.00%      0.89%     0.82%
Ratio of net investment
 income (loss) to average
 net assets (%)                0.12%    (0.28)%   (0.65)%    (0.70)    (0.50)%
Turnover rate (%)             50.93%    86.23%   101.16%    113.11%    97.73%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

International Equity Index Fund

GOAL AND STRATEGY
This is an international stock fund that seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging mar-kets.

The Fund is managed relative to a target mix of 90% in the MSCI EAFE GDP Index and 10% in the MSCI EMF Index. The EAFE GDP Index, known as the Europe Austral-asia and Far East Index, includes foreign companies in developed markets, with country index weights based upon a country's Gross Domestic Product (GDP). The EMF Index, known as the Emerging Markets Free Index, includes foreign companies in emerging markets, with country index weights based upon a country's market capitalization.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Index. The manager selects stocks in an attempt to track, as closely as possible, the characteris-tics of the Index, including country and sector weights. The Fund normally invests in 400 to 1,200 stocks.

The Index composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), iShares SM and other Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (in-vestments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.
Note: "MSCI EAFE GDP Index" and "MSCI EMF Index" are the exclusive property of Morgan Stanley & Co., Incorporated and are registered service marks of Morgan Stanley Capital International.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1986
Managing Fund since May, 1998
Managed approximately $25 billion in assets at the end of 2000

FUND MANAGERS

Bradford S. Greenleaf, CFA
-----------------
Senior Vice President of subadviser
Joined team in 2000
Joined subadviser in 1994
Vice President, Franklin Portfolio Associates, Inc. (1986-1994)

David P. Nolan, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1996
Portfolio manager Boston
International Advisors, Inc. (1989-1996)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years




Best quarter: up 20.91%, fourth quarter 1998 Worst quarter: down 14.75%, third quarter 1998

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index 1 Index 2**
1 year        -17.42% -15.30%  -16.93%
5 years         6.25%  10.16%    7.81%
10 years        8.21%  10.27%    8.75%
Life of fund    7.29%   9.11%    6.29%

Index 1:  MSCI EAFE GDP Index
Index 2: A composite index combining the performance of the following indices over the periods indicated: MSCI EAFE Index (from inception through April 30, 1998); MSCI EAFE GDP Index (from May 1, 1998 through June 30, 1999); and 90% MSCI EAFE GDP Index/10% MSCI EMF Index (after June 30, 1999)
* Began operations on May 2, 1988.
** John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS
Primary
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.


Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:


 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.
 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.


Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Stocks tend to go up and down in value more than bonds. If the Fund's invest-ments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary
Derivatives Risk:  Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:      1996      1997       1998      1999      2000
Net asset value,
 beginning of period       $  15.61  $  16.83   $  15.20  $  15.56  $  19.64
Income from investment
 operations:
 Net investment income
  (loss)                       0.21      0.13       0.23      0.21      0.23
 Net realized and
  unrealized gain (loss)
  on investments*              1.22     (0.97)      2.91      4.51     (3.64)
 Total from investment
  operations                   1.43     (0.84)      3.14      4.72     (3.41)
Less distributions:
 Distributions from net
  investment income and
  capital paid-in             (0.21)    (0.13)     (0.23)    (0.21)    (0.25)
 Distributions from net
  realized gain on
  investments sold              --      (0.66)     (2.55)    (0.38)    (0.59)
 Distributions in excess
  of income, capital paid
  in & gains                    --        --         --      (0.05)      --
 Total distributions          (0.21)    (0.79)     (2.78)    (0.64)    (0.84)
Net asset value, end of
 period                    $  16.83  $  15.20   $  15.56  $  19.64  $  15.39
Total investment return        9.19%    (5.03)%    20.82%    30.87%   (17.42)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)            $155,753  $152,359   $173,137  $244,017  $195,012
Ratio of expenses to
 average net assets (%)**      0.76%     0.79%      0.56%     0.31%     0.28%
Ratio of net investment
 income (loss) to average
 net assets (%)                1.30%     0.78%      1.45%     1.26%     1.40%
Turnover rate (%)             92.03%    83.13%    158.63%    19.01%    14.86%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.63%, 0.38% and 0.37% for the years ended December 31, 1998, 1999 and 2000, respectively.

International Opportunities Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located outside the U.S., pri-marily in developed countries and in emerging markets to a lesser extent.

The manager selects stocks using proprietary fundamental research that identi-fies companies that:

 . are capable of achieving sustainable above-average, long-term earnings growth;

 . are reasonably priced relative to present or anticipated earnings, cash flow, or book value; and

 . have attractive valuations relative to opportunities in large, mid or small cap companies.

The Fund's country and regional exposures are primarily a result of stock selection, although the Fund maintains broad diversification across countries and regions.

The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . attractive business niche;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests in at least 3 different countries other than the U.S., but normally invests in 15 to 45 countries, with at least 65% of its assets in securities of non-U.S. entities.

The Fund will invest no more than 20% of its assets in emerging market stocks. The Fund normally invests in 150 to 250 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), iSharesSM and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managing Fund since May, 1996
Managed approximately $33 billion in assets at the end of 2000

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 24.44%, fourth quarter 1999 Worst quarter: down 13.70%, third quarter 1998

Average annual total returns(/1/) -- for periods ending 12/31/2000*

               Fund   Index
1 year        -16.36% -15.09%
Life of fund    7.70%   5.81%

Index:MSCI All Country World Free Index, Excluding U.S.

*Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:         1996**     1997     1998     1999      2000
Net asset value, beginning of
 period                          $ 10.00  $ 10.60  $ 10.63  $ 12.21  $  15.17
Income from investment
 operations:
 Net investment income (loss)       0.07     0.10     0.11     0.10      0.07
 Net realized and unrealized
  gain (loss) on investments*       0.60     0.11     1.57     3.95     (2.57)
 Total from investment
  operations                        0.67     0.21     1.68     4.05     (2.50)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.07)   (0.10)   (0.10)   (0.11)    (0.15)
 Distributions from net
  realized gain on investments
  sold                               --     (0.08)     --     (0.94)    (0.62)
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --     (0.04)    (0.05)
 Total distributions               (0.07)   (0.18)   (0.10)   (1.09)    (0.82)
Net asset value, end of period   $ 10.60  $ 10.63  $ 12.21  $ 15.17  $  11.85
Total investment return             6.72%    1.95%   15.92%   34.01%   (16.36)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                        $17,898  $30,631  $64,250  $79,794  $120,034
Ratio of expenses to average
 net assets (%)***                  1.25%    1.22%    1.16%    1.02%     0.93%
Ratio of net investment income
 (loss) to average net assets
 (%)                                0.87%    0.65%    0.89%    0.77%     0.47%
Turnover rate (%)                   5.46%   21.09%   18.67%   34.02%    37.92%

   * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
  ** Fund began operations on May 1, 1996.
 *** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.76%, 1.57%, 1.46%, 1.15% and 1.09% for the years ended December 31, 1996, 1997, 1998, 1999 and 2000 respectively.

International Equity Fund
GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located primarily in developed countries outside of the U.S.

The manager selects stocks using proprietary equity research that identifies companies having:

 . strong market positions within their industry,

 . management with a history of excellence focusing on core businesses,

 . above average return on capital within their industry, and

 . demonstrated ability to create long-term shareholder value.

The manager determines the allocation among regions and countries using a com-bination of qualitative and quantitative inputs, including:

 . quantitative models to rank the relative attractiveness of each country/region based on valuation, credit risk and momentum, and

 . qualitative assessment of regional portfolio managers to adjust model results.

The Fund's sector exposures are largely the result of stock selection, although the Fund maintains broad sector representation. The Fund is managed using risk control techniques that maintain overall regional diversification. Although the Fund may employ foreign currency hedging techniques, the Fund normally main-tains the currency exposure of the underlying equity investments.

The Fund invests in at least 3 different countries other than the U.S., but normally invests in 10 to 35 countries, with at least 65% of its assets in securities of non-U.S. entities.

The Fund will invest no more than 10% of its assets in emerging market stocks.

The Fund normally invests in 120 to 200 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), iShares SM and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since August, 1999
Managed approximately $282 billion
in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

Shogo Maeda
-----------------
Managing Director of subadviser
Joined subadviser in 1994
Senior Portfolio Manager at Nomura Investment Management, Inc. (1987-1994)

Susan Noble
-----------------
Managing Director of subadviser
Joined subadviser in 1997
Portfolio Management Director at Fleming Investment Management (1986-1997)

Andrew Orchard
-----------------
Executive Director of subadviser
Joined subadviser in 1999
Portfolio Manager at Morgan Grenfell
Asset Management (1994-1999)

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


Best quarter: up 22.28%, fourth quarter 1999 Worst quarter: down 8.76%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -14.37% -13.96%
Life of fund    3.01%   1.31%

Index:MSCI EAFE Index

*Began operations on August 31, 1999.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements.

Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1999**     2000
Net asset value, beginning of period                         $ 10.00  $ 11.95
Income from investment operations
 Net investment income (loss)                                   0.01     0.06
 Net realized and unrealized gain (loss) on investments*        2.12    (1.78)
 Total from investment operations                               2.13    (1.72)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.01)   (0.04)
 Distributions from net realized gain on investment            (0.17)   (0.30)
 Distributions in excess of income, capital paid in & gains      --     (0.04)
 Total distributions                                           (0.18)   (0.38)
Net asset value, end of period                               $ 11.95  $  9.85
Total investment return                                        21.49%  (14.37)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $12,430  $15,716
Ratio of expenses to average net assets (%)***                  1.10%    1.10%
Ratio of net investment income (loss) to average net assets
 (%)                                                            0.21%    0.53%
Turnover rate (%)                                              26.76%   75.41%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.71% and 1.76% for the years ended December 31, 1999 and 2000, respectively.

Emerging Markets Equity Fund

GOAL AND STRATEGY

This is an emerging markets stock fund that seeks long-term capital apprecia-tion.

The Fund invests primarily in the stocks of companies in countries having econ-omies or markets generally considered by the World Bank or United Nations to be emerging or developing.

The manager's investment approach combines top-down country allocation with bottom-up stock selection. In making country allocation decisions, the manager analyzes the global environment and selects countries with:

 . Improving macroeconomic, political and social trends, and

 . attractive valuation levels.

The manager selects stocks using fundamental proprietary research to identify companies that have:

 . strong earnings growth potential,

 . reasonable valuations, and

 . shareholder-focused management, dominant products, and well established dis-tribution channels.

The Fund normally invests in at least 15 emerging market countries.

The Fund normally invests in 100 to 350 stocks in 15 to 30 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managing Fund since August, 1999
Managed approximately $170 billion in assets at the end of 2000


FUND MANAGERS

Robert L. Meyer, CFA
-----------------
Managing Director of subadvisor
Joined subadviser in 1989

Narayan Ramachandran, CFA
-----------------
Managing Director of subadviser
Joined subadviser in 1996

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 50.45%, fourth quarter 1999 Worst quarter: down 20.41%, third quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -40.11% -30.61%
Life of fund   -9.21%  -7.14%

Index:MSCI Emerging Markets Free Index

*Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, since the Fund invests primarily in emerging market coun-tries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly- industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the funds perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund's turnover rate could be greater than 100% due to the relatively high vol-atility associated with investing in emerging markets.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                         1998**      1999     2000
Net asset value, beginning of period              $10.00   $  7.09  $ 12.26
Income from investment operations:
 Net investment income (loss)                       0.03      0.03    (0.02)
 Net realized and unrealized gain (loss) on
  investments*                                     (2.91)     5.67    (4.91)
 Total from investment operations                  (2.88)     5.70    (4.93)
Less distributions:
 Distributions from net investment income and
  capital paid in                                  (0.03)    (0.01)   (0.01)
 Distributions from net realized gain on
  investments sold                                   --      (0.10)   (0.62)
 Distributions in excess of income, capital paid
  in & gains                                         --      (0.42)     --
 Total distributions                               (0.03)    (0.53)   (0.63)
Net asset value, end of period                    $ 7.09   $ 12.26  $  6.70
Total investment return***                        (28.87)%   81.37%  (40.11)%
Ratios and supplemental data
Net assets, end of period (000s omitted)          $7,310   $32,596  $31,010
Ratio of expenses to average net assets (%)****     1.55%     1.39%    1.32%
Ratio of net investment income (loss) to average
 net assets (%)                                     0.51%     0.19%   (0.28)%
Turnover rate (%)                                  53.95%   196.32%  103.90%

   * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
  ** Fund began operations on May 1, 1998.
 *** Includes the effect of a voluntary capital contribution from John Hancock of $32 per share for the year ended 1999. The Total Investment Return without the capital contribution would have been 79.02% for the year ended 1999.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.69%, 3.44% and 2.49% for the years ended December 31, 1998, 1999 and 2000, respectively.

Real Estate Equity Fund
GOAL AND STRATEGY

This is a non-diversified real estate stock fund that seeks above-average income and long-term capital appreciation.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies.

The Fund invests mostly in stocks of U.S. companies but also invests to a lim-ited extent in foreign stocks.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about June 30, 2000, the assets of the Fund were evenly divided between the subadvisers. All subsequent investments in and redemptions from the Fund will be evenly divided between the subadvisers. These allocation methodologies may change in the future.

Independence Investment LLC ("Independence") selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's his-tory and the market and have improving earnings growth prospects.

Independence seeks to maintain risk, style and sector characteristics similar to the public equity real estate market. Independence will normally invest in 30 to 60 stocks in its portion of the Fund.

Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") selects real estate stocks using a combination of:

 . top-down, market overview to identify undervalued property sectors and geo-graphic regions; and

 . proprietary, fundamental equity research to select companies that are attrac-tively priced relative to the value of their underlying real estate assets.

MSDW seeks to maintain broad exposure to key property sectors (i.e., apart-ments, retail and office/industrial). MSDW will normally invest in 30 to 50 stocks in its portion of the Fund.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers. Each portion of the Fund normally has at least 65% (usually higher) of its assets invested in real estate equity securities and 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs).

Each portion of the Fund also may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S. dollars or any other currency, equity securities of non-real estate busi-nesses whose real estate holdings are significant in relation to their market capitalization, and certain derivatives (investments whose value is based on indices and other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since May, 1988
Managed approximately $25 billion in assets at the end of 2000

Fund Managers

John F. DeSantis
-----------------
Executive Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1982

Thomas D. Spicer
-----------------
Vice President of subadviser
Managed fund since 1999
Joined team in 1996
Joined subadviser in 1991

SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managing Fund since June, 2000
Managed approximately $170 billion in assets at the end of 2000

Fund Managers

Theodore R. Bigman
-----------------
Managing Director, Global Real Estate, of subadviser
Joined subadviser in 1995

Douglas A. Funke
-----------------
Principal of subadviser
Joined subadviser in 1995

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



Best quarter: up 25.82%, first quarter 1991 Worst quarter: down 17.37%, third quarter 1990

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        31.29% 30.74%
5 years       10.89% 11.38%
10 years      13.41% 11.39%
Life of fund   9.41%  6.39%

Index: Wilshire Real Estate Securities Index
*Began operations on May 16, 1988.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.

Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.

Sector Fund Risk: The Fund's investments are concentrated in a single sector of the stock market and the Fund's performance could be significantly affected by developments in that particular sector. Because of this concentration, the Fund's performance could be worse than the overall market by a wide margin or for extended periods. Also, the Fund's performance could be more volatile rela-tive to funds that invest broadly across different sectors of the stock market.

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of a REIT failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Interest Rate Risk: The Fund is subject to interest rate risk, which is the possibility that changes in interest rates could hurt REIT performance. In gen-eral, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and dif-ficult to obtain.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated):
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:      1996      1997      1998       1999       2000
Net asset value,
 beginning of period       $  11.70  $  14.64  $  15.91   $  12.46   $  11.47
Income from investment
 operations:
 Net investment income
  (loss)                       0.76      0.77      0.77       0.78       0.76
 Net realized and
  unrealized gain (loss)
  on investments*              2.97      1.68     (3.38)     (0.99)      2.73
 Total from investment
  operations                   3.73      2.45     (2.61)     (0.21)      3.49
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.76)    (0.77)    (0.70)     (0.78)     (1.06)
 Distributions from net
  realized gain on
  investments sold            (0.03)    (0.41)    (0.14)       --       (0.06)
 Distributions in excess
  of income, capital paid
  in & gains                    --        --        --         --       (0.17)
 Total distributions          (0.79)    (1.18)    (0.84)     (0.78)     (1.29)
Net asset value, end of
 period                    $  14.64  $  15.91  $  12.46   $  11.47   $  13.67
Total investment return       33.07%    17.22%   (16.71)%    (1.69)%    31.29%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)         $151,105  $204,131  $152,789   $126,214   $158,811
Ratio of expenses to
 average net assets (%)        0.69%     0.69%     0.69%      0.70%      0.76%
Ratio of net investment
 income (loss) to average
 net assets (%)                6.14%     5.12%     5.48%      6.38%      5.99%
Turnover rate (%)             18.37%    20.04%    22.69%     12.95%     58.81%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

Health Sciences Fund
GOAL AND STRATEGY

This is a non-diversified speciality health sciences stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in the common stocks of companies in the health sci-ences industries, including pharmaceutical, health-care services, applied research and development, biotechnology, and medical technology, equipment and supplies industries. The Fund invests mostly in stocks of U.S. companies but also invests to a limited extent in foreign stocks.

The manager selects health sciences and related stocks using proprietary funda-mental equity research and a systematic screening approach. The manager screens the universe for stocks that meet minimum size and earnings growth criteria. The manager employs a proprietary quantitative model to rank stocks based on:
 . fundamental catalyst (such as earnings surprise and momentum);
 . valuation (such as price-to-sales); and . financial strength (such as superior cash flow).

The manager uses fundamental equity research with a health sciences team and global equity research team to identify companies with:
 . strong and innovative management teams;
 . opportunities for above-average growth within its industry;
 . strong competitive positioning relative to peers and suppliers;
 . sufficient financial strength to grow business; and . reasonable valuations relative to earnings expectations.

The manager uses risk management tools and qualitative judgement to determine the Fund's industry and stock specific weightings. The Fund normally invests in 75 to 120 stocks. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S. dollars or any other currency, certain derivatives (investments whose value is based on indi-ces or other securities) and companies with the potential for growth as a result of their particular products, technology, patents or other market advan-tages in the health-sciences industries. As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since May, 2001
Managed approximately $370 billion in assets at the end of 2000

Fund Managers

Management by investment team overseen by:
Richard England, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1992

PAST PERFORMANCE

This is a new Fund. It was not in operation as of December 31, 2000.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.
Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.
Sector Fund Risk: The Fund's investments are concentrated in a single sector of the stock market and the Fund's performance could be significantly affected by developments in that particular sector. Because of this concentration, the Fund's performance could be worse than the overall market by a wide margin or for extended periods. Also, the Fund's performance could be more volatile rel-ative to funds that invest broadly across different sectors of the stock mar-ket.
Health Sciences and Related Securities Risk: Health sciences and related equity securities may be affected by changes in the regulatory and competitive environment for health sciences industries and in state and federal government policies relating to the funding of health care services. Other risks include (i) the possibility that regulatory approval may not be granted for new drugs or other products,
(ii) lawsuits against health care companies related to product or service lia-bility issues, and (iii) technological advances that make existing health care products and services obsolete.


Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity markets.
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation as of December 31, 2000.

Managed Fund

GOAL AND STRATEGY
This is a non-diversified balanced stock and bond fund that seeks income and long-term capital appreciation.
The Fund invests primarily in a diversified mix of:
 . common stocks of large and mid sized U.S. companies, and . bonds with an overall intermediate term average maturity.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Capital Guardian receiving $500 million (approximately 16% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. These alloca-tion methodologies may change in the future.

Independence Investment LLC ("Independence") selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are pur-chased that are undervalued relative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced based upon market fundamentals and technical factors. Independence seeks to maintain risk and sector characteristics of the Fund similar to those of the overall equity market.

Independence's portion of the Fund has a target mix of 60% equities and 40% bonds, but Independence actively manages the mix within +/- 10 percentage points of the target mix. Independence normally invests its equity portion in 80 to 160 stocks, with at least 65% (usually higher) in large cap companies. Independence may invest up to 30% of its bond assets in high yield and foreign bonds (denominated in foreign currencies).

Capital Guardian Trust Company ("Capital Guardian") selects stocks and bonds using proprietary fundamental research that focuses on identifying securities that are believed to be undervalued (i.e., with current prices below long-term value).

Capital Guardian's portion of the Fund has a target mix of 70% equities and 30% bonds, but Capital Guardian actively manages the mix within +/- 15 percentage points of the target mix.

Capital Guardian uses a multiple portfolio manager system in which the stock and bond portions of the Fund are each managed by multiple portfolio managers and/or research analysts. Capital Guardian's strategy is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts.

Capital Guardian's equity sector exposures are a result of stock selection as opposed to prede termined allocations. Capital Guardian normally invests its equity portion in 75 to 150 stocks, with at least 65% (usually higher) in large and mid cap companies. Capital Guardian may invest up to 30% of its bond assets in high yield and foreign bonds (denominated in foreign currencies).

The Fund is "non-diversified," which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). Each portion of the Fund may use derivatives, such as futures and forwards, to manage the Fund's average maturity and to implement foreign currency strategies.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109
Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at the end of 2000
FUND MANAGERS
Management by investment team overseen by:
John C. Forelli (equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990
Jay C. Leu, CFA (fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1998
Joined subadvisor in 1997
Portfolio Manager, Pacific Capital Asset Management (1995-1997)
SUBADVISER
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071
Managing since 1968
Managing Fund since November, 2000
Managed approximately $122 billion in assets at the end of 2000
FUND MANAGERS
Equity
Managed by team of 23 research analysts
Average of 10 years with Capital Guardian
Average of 14 years industry experience
Fixed Income
Team managed by 3 portfolio managers
Average of 15 years with Capital Guardian
Average of 18 years industry experience
See Appendix A for more details
PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

Best quarter: up 14.77%, fourth quarter 1998 Worst quarter: down 7.22%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund  Index 1 Index 2 Index 3**
1 year         0.03%  -9.11%  11.63%  -0.99%
5 years       11.55%  18.35%   6.46%  12.96%
10 years      12.15%  17.46%   7.96%  13.02%
Life of fund  11.57%  15.26%   8.16%  12.09%

Index 1: S&P 500 Index
Index 2:Lehman Brothers Aggregate Bond Index
Index 3:A composite index combining the performance of the following indices over the periods indicated: 50% S&P 500 Index/50% Lehman Brothers Aggregate Bond Index (from inception through December, 1997) and 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index (after December, 1997)
* Began operations on March 29, 1986.
**John Hancock believes Index 3 is a more suitable index against which to meas-ure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.


Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the Fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.


Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1996        1997        1998        1999        2000
Net asset value,
 beginning of period         $13.73      $13.35      $14.35      $15.64  $    15.45
Income from investment
 operations:
 Net investment income
  (loss)                       0.61        0.59        0.46        0.44        0.44
 Net realized and
  unrealized gain (loss)
  on investments*              0.81        1.86        2.43        0.94       (0.45)
 Total from investment
  operations                   1.42        2.45        2.89        1.38       (0.01)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.61)      (0.67)      (0.51)      (0.43)      (0.44)
 Distributions from net
  realized gain on
  investments sold            (1.19)      (0.78)      (1.09)      (1.14)      (1.18)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --          --
 Total distributions          (1.80)      (1.45)      (1.60)      (1.57)      (1.62)
Net asset value, end of
 period                      $13.35      $14.35      $15.64      $15.45  $    13.82
Total investment return       10.72%      18.72%      20.42%       9.10%       0.03%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,386,660  $2,800,127  $3,301,910  $3,430,919  $2,995,794
Ratio of expenses to
 average net assets (%)        0.36%       0.37%       0.36%       0.36%       0.46%
Ratio of net investment
 income (loss) to
 average net assets (%)        4.41%       4.18%       2.99%       2.75%       2.86%
Turnover rate (%)            113.61%     200.41%     160.57%     203.86%     199.27%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Aggressive Balanced Fund

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies, and

 . bonds with an overall intermediate term average maturity.

The manager makes ongoing decisions about the mix among stocks and bonds. The manager has a target mix of 75% in equities and 25% in bonds, but actively man-ages the mix within +/-10 percentage points of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced based upon market fundamentals and technical factors. The manager seeks to maintain risk and sector character-istics similar to the overall equity market.

The Fund normally invests its equity portion in 80 to 160 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 30% of its bond assets in high yield and foreign bonds (denomi-nated in foreign currencies). The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial pub-lic offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures and forwards, to adjust the Fund's average maturity and to implement currency strategies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since August, 1999
Managed approximately $25 billion in assets at the end of 2000

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jay C. Leu, CFA
-----------------
Senior Vice President of subadviser
Joined team in 1998
Joined subadvisor in 1997
Portfolio Manager, Pacific Capital Asset
Management (1995-1997)

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

Best quarter: up 8.94%, fourth quarter 1999 Worst quarter: down 3.16%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index 1 Index 2 Index 3**
1 year        -1.53%  -9.11%  11.63%  -4.07%
Life of fund   4.06%   1.17%   9.45%   3.44%

Index 1:S&P 500 Index
Index 2:Lehman Brothers Aggregate Bond Index
Index 3:75% S&P 500 Index/25% Lehman Brothers Aggregate Bond Index
*   Began operations on August 31, 1999.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's investment strategy.

MAIN RISKS
Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.


Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.


Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.


Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.


Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1999**     2000
Net asset value, beginning of period                         $ 10.00  $ 10.62
Income from investment operations:
 Net investment income (loss)                                   0.06     0.19
 Net realized and unrealized gain (loss) on investments*        0.64    (0.35)
 Total from investment operations                               0.70    (0.16)
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.05)   (0.19)
 Distributions from net realized gain on investments sold      (0.03)   (0.02)
 Distributions in excess of income, capital paid in & gains      --     (0.01)
 Total distributions                                           (0.08)   (0.22)
Net asset value, end of period                               $ 10.62  $ 10.24
Total investment return                                         7.09%   (1.53)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $11,883  $20,941
Ratio of expenses to average net assets (%)***                  0.78%    0.78%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.68%    1.87%
Turnover rate (%)                                              70.28%  164.89%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.96% and 0.89% for the years ended December 31, 1999 and 2000, respectively.

Global Balanced Fund

GOAL AND STRATEGY
This is a non-diversified global balanced stock and bond fund that seeks income and long-term capital appreciation. The Fund invests primarily in a mix of:
 . U.S. and foreign common stocks of large and mid sized companies within devel-
  oped markets; and
 . U.S. and foreign bonds with an overall intermediate term average maturity. The Fund has a target mix of 60% stocks and 40% bonds, but the manager actively manages the mix within (+/-) 15 percentage points of the target mix.
The Fund invests in at least 3 different countries, but normally in 15 to 45 countries.
Capital Guardian uses a multiple portfolio manager system in which the stock and bond portions of the Fund are each managed by multiple portfolio managers and/or research analysts. Therefore, the Fund normally has broad country, cur-rency, sector and individual security exposures, reflecting the aggregate decisions of the multiple portfolio managers and research analysts managing the Fund.
The managers make ongoing decisions regarding the Fund's country, currency, sector and individual security exposures. Each manager selects stocks and bonds using proprietary fundamental research that focuses on indentifying securities that are believed to be undervalued (i.e., with current prices below long-term value).
The Fund is "non-diversified", which means that it can take larger positions in individual issuers. However, the Fund normally invests in 125 to 250 stocks within the equity portion. The Fund may invest:
 .  no more than 10% of its equity assets in emerging market stocks; and
 . no more than 15% of its bond assets in high yield and emerging market bonds. The bond portion of the Fund normally has an average credit rating of "A" or higher. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs). The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), high yield debt securi-ties, and certain derivatives (investments whose value is based on indices or other securities). The Fund may use derivatives, such as futures and forwards, to manage the Fund's average maturity and to implement foreign currency strate-gies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates. In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since November, 2000
Managed approximately $122 billion in assets at the end of 2000

FUND MANAGERS
Team managed by 14 Portfolio Managers
Average 17 years with Capital Guardian
Average 21 years industry experience
See Appendix A for more details

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 13.06%, fourth quarter 1998 Worst quarter: down 4.49%, fourth quarter 1997

Average annual total returns -- for periods ending 12/31/2000*

                Fund Index 1  Index 2 Index 3**
1 year        -9.08% -12.92%   1.59%   -9.14%
Life of fund   4.63%  11.93%   3.83%    5.69%

Index 1: MSCI World Index
Index 2:  Salomon Brothers World Government Bond Index, Unhedged
Index 3: A composite index combining the performance of the following indices over the periods indicated: 65% MSCI World Index (Ex US)/35% Salomon Brothers Non-US Government Bond Index, Unhedged (from inception through April, 2000); 65% MSCI World Index/35% Salomon Brothers World Government Bond Index, Unhedged (from May, 2000 through October, 2000); and 60% MSCI World Index/40% Salomon Brothers World Government Bond Index, Unhedged (after October, 2000)
* Began operations on May 1, 1996.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.
Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.
High Yield Bond Risk. Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.
Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
Turnover Risk. In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate has been high in recent years, the current manager anticipates that the Fund's turnover rate will normally be less than 100%.
Secondary
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:          1996**     1997     1998     1999     2000
Net asset value, beginning of
 period                           $ 10.00  $ 10.39  $ 10.11  $ 11.12  $ 10.71
Income from investment
 operations:
 Net investment income (loss)        0.24     0.33     0.34     0.29     0.23
 Net realized and unrealized
  gain (loss) on investments*        0.41    (0.05)    1.44     0.25    (1.20)
 Total from investment
  operations                         0.65     0.28     1.78     0.54    (0.97)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                           (0.24)   (0.34)   (0.35)   (0.35)   (0.36)
 Distributions from net realized
  gain on investments sold          (0.02)   (0.22)   (0.42)   (0.44)   (0.01)
 Distributions in excess of
  income, capital paid in & gain      --       --       --     (0.16)   (0.10)
 Total distributions                (0.26)   (0.56)   (0.77)   (0.95)   (0.47)
Net asset value, end of period    $ 10.39  $ 10.11  $ 11.12  $ 10.71  $  9.27
Total investment return              6.73%    2.65%   17.99%    5.11%   (9.08)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $24,098  $25,420  $30,416  $31,577  $28,527
Ratio of expenses to average net
 assets (%)***                       1.10%    1.10%    1.10%    1.00%    0.98%
Ratio of net investment income
 (loss) to average net assets
 (%)                                 3.59%    3.18%    3.20%    2.73%    2.32%
Turnover rate (%)                   22.21%   81.04%  103.55%  131.21%  171.38%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56%, 1.82%, 1.31% and 1.27% for the years ended December 31, 1996, 1997, 1998, 1999 and 2000, respectively.

Short-Term Bond Fund

GOAL AND STRATEGY

This is a short-term bond fund of medium credit quality that seeks high income.

The Fund primarily invests in a diversified mix of short-term debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds (if dollar-denominated);

 . foreign government and agency securities (if dollar denominated); and

 . mortgage-and asset-backed securities.

The manager selects bonds using a combination of proprietary research and quan-titative tools. Bonds are purchased that are attractively priced based upon market fundamentals and technical factors.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . no more than 15% of its assets in high yield bonds;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: certain derivatives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since May, 1994
Managed approximately $25 billion in assets at the end of 2000

FUND MANAGER

Jay C. Leu, CFA
-----------------
Senior Vice President of subadviser
Joined team in 1998
Joined subadviser in 1997
Portfolio Manager, Pacific Capital Asset Management (1995-1997)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 3.87%, second quarter 1995 Worst quarter: down 0.42%, first quarter 1999

Average annual total returns -- for periods ending 12/31/2000*

              Fund  Index 1 Index 2**
1 year        7.98%  8.07%    7.93%
5 year        5.34%  5.99%    6.01%
Life of fund  5.74%  6.33%    6.54%

Index 1: Lehman Brothers 1-3 Year Government/Credit Bond Index
Index 2: A composite index combining the performance of the following indices over the periods indicated: Merrill Lynch 1-5 Year U.S. Government Bond Index (from inception through April, 1998) and 65% Lehman Brothers 1-3 Year Credit Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (after April,
1998)
*Began operations on May 1, 1994.
** John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:             1996     1997     1998     1999     2000
Net asset value, beginning of
 period                            $ 10.23  $ 10.05  $ 10.08  $ 10.05  $  9.72
Income from investment
 operations:
 Net investment income (loss)         0.54     0.59     0.61     0.61     0.61
 Net realized and unrealized gain
  (loss) on investments*             (0.18)    0.03    (0.03)   (0.33)    0.14
 Total from investment operations     0.36     0.62    (0.58)    0.28     0.75
Less distributions:
 Distributions from net
  investment income and capital
  paid in                            (0.54)   (0.59)   (0.61)   (0.61)   (0.61)
 Distributions from net realized
  gain on investments sold             --       --       --       --       --
 Distributions in excess of
  income, capital paid in & gains      --       --       --       --       --
 Total distributions                 (0.54)   (0.59)   (0.61)   (0.61)   (0.61)
Net asset value, end of period     $ 10.05  $ 10.08  $ 10.05  $  9.72  $  9.86
Total investment return               3.61%    6.41%    5.82%    2.96%    7.98%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                          $58,676  $51,120  $77,194  $68,844  $80,109
Ratio of expenses to average net
 assets (%)**                         0.75%    0.57%    0.53%    0.43%    0.36%
Ratio of net investment income
 (loss) to average net assets (%)     5.66%    5.67%    6.17%    6.25%    6.27%
Turnover rate (%)                    20.68%  108.29%  184.50%  100.04%   45.27%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 0.79% for the year ended Decem-ber 31, 1996.

Bond Index Fund

GOAL AND STRATEGY

This is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Lehman Brothers Aggregate Bond Index, which broadly represents the U.S. investment grade bond market.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

The Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $150 million including:

 . U.S. Treasury and agency securities;

 . mortgage-backed and asset-backed securities;

 . corporate bonds, issued by both U.S. and foreign companies; and

 . foreign government and agency securities.

The manager selects securities to match, as closely as practicable, the Index's duration, cash flow, sector, credit quality, callability, and other key perfor-mance characteristics.
The Index composition may change from time to time. The manager will reflect those changes as soon as practicable. The Fund may hold some cash and cash equivalents, but is normally fully invested.
--------------------------------------------------------------------------------
SUBADVISER

Mellon Bond Associates, LLP
One Mellon Center
Pittsburgh, Pennsylvania 15258

Managing since 1986
Managing Fund since May, 1998
Managed approximately $58 billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

Gregory D. Curran, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers (1986-1995)
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



Best quarter: up 5.35%, Fourth quarter 1998 Worst quarter: down 1.27%, first quarter 1999

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        11.81% 11.84%
Life of fund   5.98%  6.20%

Index: Lehman Brothers Government/Credit Bond Index

*Began operations on May 1, 1998.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's perfor-mance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                          1998**     1999      2000
Net asset value, beginning of period              $ 10.00  $ 10.19   $  9.32
Income from investment operations:
 Net investment income (loss)                        0.42     0.63      0.62
 Net realized and unrealized gain (loss) on
  investments*                                       0.29    (0.89)     0.43
 Total from investment operations                    0.71    (0.26)     1.05
Less distributions:
 Distributions from net investment income and
  capital paid in                                   (0.42)   (0.61)    (0.63)
 Distributions from net realized gain on
  investments sold                                  (0.10)     --        --
 Distributions in excess of income, capital paid
  in & gains                                          --       --        --
 Total distributions                                (0.52)   (0.61)    (0.63)
Net asset value, end of period                    $ 10.19  $  9.32   $  9.74
Total investment return                              7.20%   (2.57)%   11.81%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)       $28,001  $38,436   $64,768
Ratio of expenses to average net assets (%)***       0.40%    0.29%     0.25%
Ratio of net investment income (loss) to average
 net assets (%)                                      6.17%    6.56%     6.80%
Turnover rate (%)                                   21.09%   17.06%    33.14%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.71%, 0.35% and 0.27% for the years ended December 31, 1998, 1999 and 2000, respectively.

Active Bond Fund

GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities; and

 . no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average matu-rity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        10.45% 11.63%
5 years        6.30%  6.46%
10 years       8.20%  7.96%
Life of fund   8.04%  8.16%

Index: Lehman Brothers Aggregate Bond Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1996      1997      1998      1999       2000
Net asset value, beginning
 of period                  $  10.13  $   9.77  $   9.95     $9.92   $   9.12
Income from investment
 operations:
 Net investment income
  (loss)                        0.69      0.71      0.69      0.67       0.64
 Net realized and
  unrealized gain (loss) on
  investments*                 (0.31)     0.24      0.11     (0.76)      0.28
 Total from investment
  operations                    0.38      0.95      0.80     (0.09)      0.92
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.69)    (0.71)    (0.69)    (0.71)     (0.60)
 Distributions from net
  realized gain on
  investments sold             (0.05)    (0.06)    (0.14)      --         --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --        --         --
 Total distributions           (0.74)    (0.77)    (0.83)    (0.71)     (0.60)
Net asset value, end of
 period                     $   9.77  $   9.95  $   9.92  $   9.12   $   9.44
Total investment return         4.10%    10.11%     8.23%    (0.94)%    10.45%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $726,111  $803,770  $907,121  $850,286   $842,299
Ratio of expenses to
 average net assets (%)         0.29%     0.31%     0.29%     0.28%      0.41%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.07%     7.18%     6.84%     6.97%      6.98%
Turnover rate (%)             119.12%   138.29%   228.74%   182.90%    164.34%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Active Bond II Fund
(Formerly Core Bond Fund)

GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities; and

 . no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average matu-rity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since January, 2001
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Associated with subadviser since 1985
Began career in 1977


PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 2000, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Active Bond II Fund (Formerly Core Bond Fund)--Period ended Decmeber
 31:                                                                  2000**
Net asset value, beginning of period                                  $10.00
Income from investment operations:
 Net investment income (loss)                                           0.32
 Net realized and unrealized gain (loss) on investments*                0.37
 Total from investment operations                                       0.69
Less distributions:
 Distributions from net investment income and capital paid in          (0.31)
 Distributions from net realized gain on investments sold              (0.05)
 Distributions in excess of income, capital paid in & gains              --
 Total distributions                                                   (0.36)
Net asset value, end of period                                        $10.33
Total investment return                                                 7.00%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                           $5,428
Ratio of expenses to average net assets (%)                             0.75%
Ratio of net investment income (loss) to average net assets (%)        16.09%
Turnover rate (%)                                                     131.71%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations June 30, 2000.

High Yield Bond Fund

GOAL AND STRATEGY

This is a high yield bond fund that seeks high income and capital appreciation.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager will invest no more than 15% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt). The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: equity securities, high quality debt securities (short-term and otherwise), foreign debt securities denominated in U.S. dollars or any other currency, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 1998
Managed approximately $274 billion in assets at the end of 2000

FUND MANAGER

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


Best quarter: up 4.55%, fourth quarter 1998 Worst quarter: down 8.80%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund   Index
1 year        -10.81% -5.86%
Life of fund   -3.48% -2.05%

Index:Lehman Brothers High-yield Bond Index

*Began operations on May 1, 1998.

MAIN RISKS

Primary

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                          1998**      1999     2000
Net asset value, beginning of period              $ 10.00   $  9.23  $  8.99
Income from investment operations:
 Net investment income (loss)                        0.46      0.72     0.73
 Net realized and unrealized gain (loss) on
  investments*                                      (0.76)    (0.26)   (1.65)
 Total from investment operations                   (0.30)     0.46    (0.92)
Less distributions:
 Distributions from net investment income and
  capital paid in                                   (0.46)    (0.70)   (0.74)
 Distributions from net realized gain on
  investments sold                                  (0.01)      --       --
 Distributions in excess of income, capital paid
  in & gains                                          --        --       --
 Total distributions                                (0.47)    (0.70)   (0.74)
Net asset value, end of period                    $  9.23   $  8.99  $  7.33
Total investment return                             (2.98)%    5.13%  (10.81)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)       $14,789   $19,921  $25,978
Ratio of expenses to average net assets (%)***       0.90%     0.80%    0.75%
Ratio of net investment income (loss) to average
 net assets (%)                                      7.43%     7.94%    8.88%
Turnover rate (%)                                   17.67%    38.62%   21.94%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03%, 1.04% and 0.87% for the years ended December 31, 1998, 1999 and 2000, respectively.

Global Bond Fund

GOAL AND STRATEGY

This is an intermediate term, non-diversified global bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a broad mix of debt securities throughout the world including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities;

 . supranational securities (such as the World Bank);

 . corporate bonds, both U.S. and foreign; and

 . mortgage-backed and asset-backed securities.

The Fund has a target mix of 25% U.S. bonds and 75% non-U.S. bonds (denominated in foreign currencies), but the manager actively manages the mix within (+/-) 15 percentage points of the target mix.

The Fund normally:

 . invests in at least 3 countries, but normally in 10 to 35 countries;

 . has an average credit quality rating of "A" or higher; and

 . invests up to 15% in emerging market and high yield debt securities.

The Fund is managed using a multiple portfolio manager system in which the Fund is managed by multiple portfolio managers and/or research analysts. Therefore, the Fund normally has broad country, currency, sector and individual security exposures, reflecting the aggregate decisions of the multiple portfolio manag-ers and research analysts managing the Fund.

The managers make ongoing decisions regarding the Fund's average maturity and the Fund's country, sector and foreign currency exposures. The manager uses proprietary research and economic analysis to identify attractive markets and currencies and undervalued sectors and securities.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: certain derivatives (investments whose value is based on indices or other securities). The Fund may use derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the benchmark and to implement foreign currency strategies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since November, 2000
Managed approximately $122 billion in assets at the end of 2000

FUND MANAGERS

Team managed by 4 Portfolio Managers
Average 11 years with Capital Guardian
Average 17 years industry experience
See Appendix A for more details

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



Best quarter: up 7.04%, forth quarter 2000 Worst quarter: down 1.75%, second quarter 1999

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index 1 Index 2**
1 year        12.00%  1.59%   13.37%
Life of fund   7.34%  3.83%    8.46%

Index 1:Salomon Brothers World Government Bond Index, Unhedged
Index 2:A composite index combining the performance of the following indices over the periods indicated: 75% Lehman Brothers Aggregate Bond Index / 25% JP Morgan Non-US Government Bond Index, US Dollar Hedged (from inception through April, 1999); JP Morgan Global Government Bond Index, US Dollar Hedged (from May, 1999 through October, 2000); and Salomon Brothers World Government Bond Index, Unhedged (after October, 2000)
* Began operations on May 1, 1996.
**John Hancock believes Index 2 is a more suitable index against which to meas-ure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Concentration Risk. The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate has been high in recent years, the current manager anticipates that the Fund's turnover rate will normally be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:          1996**     1997     1998     1999      2000
Net asset value, beginning of
 period                           $ 10.00  $ 10.16  $ 10.24  $ 10.60   $  9.82
Income from investment
 operations:
 Net investment income (loss)        0.38     0.59     0.54     0.48      0.48
 Net realized and unrealized
  gain (loss) on investments*        0.28     0.30     0.38    (0.70)     0.67
 Total from investment
  operations                         0.66     0.89     0.92    (0.22)     1.15
Less distributions:
 Distributions from net
  investment income and capital
  paid in                           (0.38)   (0.66)   (0.47)   (0.56)    (0.63)
 Distributions from net realized
  gain on investments sold          (0.12)   (0.15)   (0.09)     --        --
 Distributions in excess of
  income, capital paid in &
  gains                               --       --       --       --        --
 Total distributions              $ (0.50) $ (0.81) $ (0.56)   (0.56)    (0.63)
Net asset value, end of period    $ 10.16  $ 10.24  $ 10.60  $  9.82   $ 10.34
Total investment return              6.71%    9.05%    9.15%   (2.16)%   12.00%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $12,907  $28,647  $66,791  $70,991   $68,473
Ratio of expenses to average net
 assets (%)***                       1.00%    1.00%    0.95%    0.83%     0.81%
Ratio of net investment income
 (loss) to average net assets
 (%)                                 6.05%    5.80%    5.27%    4.70%     4.71%
Turnover rate (%)                  171.39%   69.38%  186.70%  332.06%   209.39%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.32%, 1.02%, 0.84% and 0.91% for the years ended December 31, 1996, 1997, 1998, 1999 and 2000, respectively.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks to preserve capital and liquidity while also seeking to achieve a competitive yield. The Fund intends to maintain a stable net asset value of $1.00 per share.

The Fund invests in U.S. dollar denominated money market instruments rated in one of the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper and other short-term obligations of U.S. and foreign issuers
  (including asset-backed securities);

 . certificates of deposit, bank notes and other obligations of U.S. and foreign banks and other lending institutions;

 . debt securities issued by foreign governments and agencies;

 . U.S. Treasury, agency and state and local government obligations; and,

 . repurchase agreements.

The manager's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the antici-pated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The manager seeks secu-rities;

 . with an acceptable maturity;

 . issued by issuers on a sound financial footing;

 . that are marketable and liquid; and

 . that offer competitive yields.

The Fund only invests in individual securities with a maximum remaining matu-rity of 397 days (13 months). The overall weighted average maturity of the Fund's investments is 90 days or less. The Fund may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2001
Managed approximately $274 billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

John Keogh
-----------------
Senior Vice President and Partner of subadviser
Joined subadviser in 1983
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/2000(/1/)

                  Fund
1 year            6.29%
5 years           5.50%
10 years          4.99%
Life of fund      5.84%

(1)Began operations on March 29, 1986.

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk.

Principal Risk: An investment in the Fund is not a bank deposit and is not guaranteed as to principal and interest. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, investors may lose money by invest-ing in the Fund.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1996      1997      1998       1999      2000
Net asset value, beginning
 of period                  $  10.00  $  10.00  $  10.00   $  10.00  $  10.00
Income from investment
 operations:
 Net investment income
  (loss)                        0.52      0.53      0.53       0.45      0.60
 Net realized and
  unrealized gain (loss) on
  investments*                   --        --        --         --        --
 Total from investment
  operations                    0.52      0.53      0.53       0.45      0.60
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.52)    (0.53)    (0.53)     (0.45)    (0.61)
 Distributions from net
  realized gain on
  investments sold               --        --        --         --        --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --         --        --
 Total distributions        $  (0.52) $  (0.53) $   (0.53)    (0.45)    (0.61)
Net asset value, end of
 period                     $  10.00  $  10.00  $  10.00   $  10.00  $  10.00
Total investment return         5.32%     5.38%     5.40%      5.05%     6.29%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $213,235  $229,443  $395,195   $451,235  $496,853
Ratio of expenses to
 average net assets (%)         0.30%     0.33%     0.31%      0.31%     0.29%
Ratio of net investment
 income (loss) to average
 net assets (%)                 5.20%     5.32%     5.29%      4.95%     6.05%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and other insurance companies to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser in 2000 was:

  Funds                          % of net assets
  Equity Index Fund                   0.13%
  Growth & Income Fund                0.32%
  Large Cap Value Fund                0.73%
  Large Cap Value CORESM Fund         0.75%
  Large Cap Value CORESM II
   Fund*                              0.80%
  Large Cap Growth Fund               0.36%
  Large Cap Aggressive Growth
   Fund                               0.90%
  Large/Mid Cap Value Fund            0.95%
  Large/Mid Cap Value II Fund**       0.80%
  Fundamental Growth Fund             0.86%
  Mid Cap Blend Fund                  0.75%
  Mid Cap Growth Fund                 0.81%
  Small/Mid Cap CORESM Fund           0.80%
  Small/Mid Cap Growth Fund           0.75%
  Small Cap Equity Fund               0.82%
  Small Cap Value Fund***             0.95%
  Small Cap Growth Fund               0.75%
  International Equity Index
   Fund                               0.17%
  International Opportunities
   Fund                               0.83%
  International Equity Fund           1.00%
  Emerging Markets Equity Fund        1.22%
  Real Estate Equity Fund             0.67%
  Managed Fund                        0.38%
  Aggressive Balanced Fund            0.68%
  Global Balanced Fund                0.88%
  Short-term Bond Fund                0.30%
  Bond Index Fund                     0.15%
  Active Bond Fund                    0.31%
  Active Bond II Fund****             0.70%
  High Yield Bond Fund                0.65%
  Global Bond Fund                    0.71%
  Money Market Fund                   0.25%


*     Formerly American Leaders Large Cap Value
**    Formerly Mid Cap Value
***   Formerly Small/Mid Cap Value
****  Formerly Core Bond

The Health Sciences Fund was not in operation in 2000. That Fund pays fees to the adviser (as a percentage of net assets) equal to 0.55% of the first $250 million and 0.50% above $250 million.

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser. The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and tax-es) to not more than 0.10 percent of the fund's average daily net assets.

Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Small/Mid Cap Growth Fund does so annually and the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

         Investment Adviser                        Custodian
          John Hancock Life                  State Street Bank and
          Insurance Company                          Trust
                                                    Company

         Manages the Trust's
       investment and business             Holds the Trust's assets,
             activities.                       settles all Trust
                                           trades and collects most
                                               of the valuation
                                           data required for calcu-
                                              lating the Trust's
                                                     NAV.

                                  Subadvisers

      Alliance Capital Management            Morgan Stanley Dean Witter  In-
      L.P.                                   vestment Management Inc.
      Capital Guardian Trust Company         Putnam Investment Management, LLC
      Goldman Sachs Asset Manage-            SSgA Funds Management, Inc.
      ment.                                  T. Rowe Price Associates, Inc.
      Independence Investment LLC            T. Rowe Price International, Inc.
      Janus Capital Corporation              Wellington Management Company,
      John Hancock Advisers, Inc.            LLP
      Mellon Bond Associates, LLP

                      Provide management to various funds.

APPENDIX A

Capital Guardian Trust Company uses a multiple portfolio manager system in which each Fund it subadvises is divided into segments that are managed by individual portfolio managers and/or research analysts. This multiple manager approach seeks to deliver the best ideas of individual portfolio managers and analysts within each Fund. Each portfolio manager and research analyst decides how their respective segment will be invested within the limits provided by the Fund's goal and strategy and investment policies. Capital Guardian's Investment Committee determines the specific allocation to individual portfolio managers and the research analyst team. Set forth below are details regarding the multi-ple portfolio managers of Capital Guardian who are involved in the management of the Funds indicated:

MANAGED FUND

U.S. Equity Investments:

The Research Team, consisting of the following 23 research analysts, has an average of 10 years experience with Capital Guardian and 14 years of industry experience.

Gene Barron                        Reed H. Lowenstein

Andrew F. Barth,                   D. James Martin
Research Portfolio Coordinator
                                   Karen A. Miller
Terry Berkemeier
                                   Jason M. Pilalas
Steven Connell
                                   Lars Reierson
Caroline E. Ford
                                   Suzanne Rheault
Zachary E. Guevara
                                   Carlos Schonfeld
Todd S. James
                                   Lawrence R. Solomon
Nancy Kamei
                                   Eric H. Stern
James S. Kang
                                   Steven R. Wanek
Karin L. Larson
                                   Alan J. Wilson
Jin Lee

John A. Longhurst

U.S. Fixed Income Investments:

James S. Baker                     John W. Ressner
Vice President of subadviser       Executive Vice President of subadviser
Joined subadviser in 1987          Joined subadviser in 1988
Began career in 1981               Began career in 1988

James R. Mulally
Senior Vice President of
subadviser
Joined subadviser in 1980
Began career in 1977

SMALL CAP EQUITY FUND

Michael R. Ericksen                Karen A. Miller
Senior Vice President of           Senior Vice President of subadviser
subadviser                         Joined subadviser in 1990
Joined subadviser in 1987          Began career in 1989
Began career in 1981


                                   Lawrence R. Solomon
James S. Kang                      Senior Vice President of subadviser
Senior Vice President of           Joined subadviser in 1985
subadviser                         Began career in 1984
Joined subadviser in 1988
Began career in 1987

Robert G. Kirby
Chairman Emeritus of subadviser
Joined subadviser in 1966
Began career in 1953

GLOBAL BALANCED FUND

Global Equity Investments:

Michael R. Ericksen                Robert Ronus
Senior Vice President of           President of subadviser
subadviser                         Joined subadviser in 1972
Joined subadviser in 1987          Began career in 1969
Began career in 1981


                                   Lionel M. Sauvage
David I. Fisher                    Senior Vice President of
Chairman of subadviser             subadviser
Joined subadviser in 1969          Joined subadviser in 1987
Began career in 1966               Began career in 1987


Richard N. Havas                   Nilly Sikorsky
Senior Vice President of           President of subadviser
subadviser                         Joined subadviser in 1962
Joined subadviser in 1986          Began career in 1963
Began career in 1982


                                   Rudolf M. Staehelin
Nancy I. Kyle                      Senior Vice President of
Senior Vice President of           subadviser
subadviser                         Joined subadviser in 1981
Joined subadviser in 1991          Began career in 1978
Began career in 1974


                                   Eugene P. Stein
Christopher A. Reed                Executive Vice President of
Vice President of subadviser       subadviser
Joined subadviser in 1994          Joined subadviser in 1973
Began career in 1994               Began career in 1972

Global Fixed Income Investments:

Mark A. Brett                      James R. Mulally
Senior Vice President of           Senior Vice President of
subadviser                         subadviser
Joined subadviser in 1993          Joined subadviser in 1980
Began career in 1980               Began career in 1977


Laurentius Harrer                  John W. Ressner
Vice President of subadviser       Executive Vice President of subadviser
Joined subadviser in 1993          Joined subadviser in 1988
Began career in 1988               Began career in 1988

GLOBAL BOND FUND

Mark A. Brett                      James R. Mulally
Senior Vice President of           Senior Vice President of
subadviser                         subadviser
Joined subadviser in 1993          Joined subadviser in 1980
Began career in 1980

                                   Began career in 1977

Laurentius Harrer                  John W. Ressner
Vice President                     Executive Vice President of
Joined subadviser in 1993          subadviser
Began career in 1988               Joined subadviser in 1988
                                   Began career in 1988

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

[LOGO OF JOHN HANCOCK]

                                                             Annual Report
                                                             December 31, 2000

            Investment Vision
                 The Variable Series  |  Variable Series Trust

--------------------------------------------------------------------------------
   Insurance Products:
 .  Are NOT FDIC insured; NOT insured by the FDIC, NCUSIF, or any other federal entity;
 .  Are NOT deposits or other obligations of any bank and are NOT guaranteed by any bank; and
 .  Are subject to investment risk, including the possible loss of principal investment.
--------------------------------------------------------------------------------

                                                          [LOGO OF JOHN HANCOCK]

                              [LOGO OF INDEPENDENCE INVESTMENT ASSOCIATES, INC.]

                                                      [LOGO OF ALLIANCE CAPITAL]

                                                    [LOGO OF THE BOSTON COMPANY]

                                        [LOGO OF CAPITAL GUARDIAN TRUST COMPANY]

                                                             [LOGO OF FEDERATED]

                                                         [LOGO OF GOLDMAN SACHS]

                                                                 [LOGO OF JANUS]

                                                           [LOGO OF MELLON BOND]

                                            [LOGO OF MORGAN STANLEY DEAN WITTER]

                                                      [LOGO OF NEUBERGER BERMAN]

                                                     [LOGO OF PUNAM INVESTMENTS]

                                          [LOGO OF STATE STREET GLOBAL ADVISORS]

                                                         [LOGO OF T. ROWE PRICE]

                                                 [LOGO OF WELLINGTON MANAGEMENT]

Dear Shareholder,

The economic and financial landscape has shifted dramatically since our last report to you six months ago The Federal Reserve has finally achieved its goal of slowing economic growth, and market sentiment has moved abruptly toward fear of an impending recession.

The Fed acknowledged in December that economic weakness is now a greater concern than inflation, but stopped short of lowering interest rates to stimulate the economy at that time. However, the rate was cut at a special meeting called on January 3, 2001. The overall macroeconomic picture right now is almost exactly what Alan Greenspan has been targeting; growth still positive but slightly below the economy's potential, minimal inflation, and a slight increase in the unemployment rate.

There are two key reasons for the bleak mood in financial markets. First, the economic slowdown, even if it proceeds exactly according to the Fed's plan, implies a jarring halt to the recent pace of growth in corporate earnings. Stocks and bonds are both being hit by changed expectations of profits and defaults. Second, there is a legitimate fear that the Fed may have made a mistake, overdoing the monetary tightening earlier in 2000. It takes up to a year for the full impact of interest rate changes to work its way through the economy, so there could still be more tightening in the pipeline from last May's 50-basis-point increase. While the best guess is that the Fed is getting it right, and stands ready to ease rates again if the need is compelling, markets are still reflecting a valid concern that we might already be on a slippery slope.

But while the market was turbulent this past year, not everyone faired poorly. Most financial pundits agree that those who had their assets well diversified in year 2000 were generally much better off than those who weren't diversified. John Hancock offers a unique and highly diversified group of funds for our shareholders to select from for their variable life and annuity products. Further, we monitor all of our funds regularly to ensure that each maintains its stated investment style. By offering you many choices across all investment styles, you can make sure that your variable life or variable annuity assets are properly diversified.

It may be time for you to review the fund choices in your variable life and/or annuity policies to see if the asset allocation you selected is still appropriate for your current situation. If so, please contact the registered representative who assisted you with the purchase of your policy and he or she will assist you in that process. We want to help you get the most out of your John Hancock variable products. Diversification of investment choices, which meet your asset allocation preferences, is another way we may be able to achieve your objectives.

Thank you for purchasing your variable life and/or annuity products from John Hancock. You can rest assured that we will continue to work on your behalf.

Sincerely,

/s/ Michele G. Van Leer           /s/ Thomas J. Lee

Michele G. Van Leer               Thomas J. Lee
Chairman                          President and Vice Chairman

[PHOTO]                           [PHOTO]
Michele G. Van Leer               Thomas J. Lee
Chairman                          President and Vice Chairman

 Economic Overview
 John Hancock Economic Research


Economic conditions in the US shifted dramatically during 2000, slowing from over a 5% pace of growth in the first half to just over 2% in the second. The abrupt downshift cut sharply into corporate earnings, resulting in rising loan losses and bond defaults, and slumping equity prices for high-flying technology stocks.

Changing conditions brought a chastened mood in financial markets and the media, with widespread fears of recession for the first time in several years. The Federal Reserve announced in December a reassessment of the relative risk of recession and inflation, followed in January by a surprise half-point cut in short-term interest rates.

Investors seemed reassured by the Fed's action, seeing it as proof that Chairman Greenspan was on the job and ready to prevent a recession, despite some fear that his surprise rate cut showed that the economy must be even weaker than we had thought. Stock prices recovered some lost ground, and credit spreads narrowed as money started moving back into higher-risk corporate bonds. Overall, however, markets have remained volatile.

A soft landing: soft for whom?

We still appear to be headed for a soft landing rather than a recession. But "soft" means only that overall growth remains positive--it does not mean comfortable. A downshift from over 5% growth to under 2% may cause just as much pain to many sectors as past recessions. In financial markets, the impact of precipitous drops in corporate earnings can make a soft landing for the economy feel very bumpy.

In addition, the risk of an actual recession has increased. Consumer confidence has fallen sharply, which may cut into spending (auto sales are already down), while lower stock prices and tighter credit cut into both the desire and the ability of businesses to finance new capital investment. We still believe that the Federal Reserve will successfully avert a recession, but the chance that a mistake or an external shock will put us over the edge are clearly much higher when growth is already sluggish.

Inflation: dead but not buried

With the economy slowing, the specter of inflation has almost evaporated as cost pressures which had been building in the services sectors start to abate. Wage growth will probably slow as jobs become less plentiful.

Nonetheless, oil costs remain a constant worry, as OPEC tries to sustain high prices. In addition, falling interest rates normally weaken the dollar, boosting goods prices across the board. For the moment it seems that foreign interest rates will follow US rates down, so that there will not necessarily be any relative weakening of the dollar. But with slower US growth and a huge trade deficit, there is a real risk that imported inflation could at some point limit the Fed's freedom to stimulate the economy with more interest rate cuts.

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment Associates, Inc.                      Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


Effective November 1, the Fund was modified to a multi-managed investment approach
 The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 IIA selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.
 As of December 31, 2000, IIA managed approximately 77% and Putnam managed approximately 23% of the Fund's assets. For the year, the Fund performed - 13.10% below the benchmark's performance of -9.11%.

Independence Investment Associates, Inc.
 The Fund outperformed the benchmark in the fourth quarter. Stock prices declined in the period as fears over an accelerating economic slowdown were discounted in the market. Increasing numbers of technology companies began to preannounce earnings shortfalls. The Fund was modestly underweight technology stocks, and this benefited portfolio performance, although specific stock selection skill was slightly negative. Health care was over weighted, particularly in large drug companies. Both stock selection and the active overweight benefited performance for the quarter. Holdings in Bristol Meyers, Merck and Pharmacia Upjohn helped the portfolio. Electric utilities were another positive are as investors were becoming even more defensive as the economy was slowing. Perceived as safer technology stocks, information services companies like First Data Corp and EDS did relatively well and helped portfolio performance.
 With the market being defensive, food and beverage stocks did well. We had an underweight there as valuations did not justify the purchases of some of the stocks. This relative underweight negatively impacted performance in the quarter. In the media area, fears of the slowing economy affected the broadcasters as advertising budgets became suspect. Also, the delay of Time Warner--AOL adversely affected performance of those stocks.
 Looking forward, we continue to maintain a broad sector neutral strategy while emphasizing individual stock selection. Based upon the relative valuation of stocks we will continue to select the best stocks within industries based upon their valuation and outlook for sustainable earnings growth.

Putnam Investments
 The Fund benefited from overweighting the robust energy, conglomerate, utilities, and financial sectors, along with strong stock selection. In particular, exceptional stock performance by one of our holdings (Tyco) made conglomerates the greatest contributor to performance. The next-largest contribution came from energy, where oil services stocks boosted returns; in financial services, insurance (American International Group) and investment banking/brokerage (Goldman Sachs) aided performance.
 The single largest detractor from performance came from technology, where the benefit of being underweight in a very weak sector was more than offset by poor stock performance in software (Openwave Systems, Veritas Software), communications equipment (Redback Networks, Juniper Networks), and business applications software (Agile Software, I2 Technologies). Fund performance was also hindered by health care (underweighting pharmaceuticals and weak stock selection in biotechnology); overweighting communications services (the worst-performing sector), along with weak stock performance from that sector in the cellular industry (Sprint PCS, Nextel); underweighting consumer staples (along with not owning non-alcoholic beverage companies and owning weak TV broadcasting companies); and finally, underweighting consumer cyclicals.
 In the volatile environment of the new year, we anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. We believe that the current environment will continue to place pressure on rapidly expanding, high-quality growth companies. We have concentrated the Fund on companies with a proven record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Going forward, we will be overweight energy (oil services) and financial services (banking/brokerage services and insurance) stocks while underweighting technology (communications equipment and software) and consumer staples (media and TV broadcasting.)

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment Associates, Inc.                      Paul F. McManus
 Putnam Investments                                             C. Beth Cotner

                                                        Inception: May 1, 1996

 Equity Index Fund
 State Street Global Advisors                                  Management Team

 The year 2000 provided the first negative return of the S&P 500 since 1990. This is only the second calendar year since 1980 to finish in the red. For the year, the S&P 500 was down 9.09%. Technology stocks grabbed most of the headlines during the year. The Nasdaq Composite Index fell more than 50% from its high on March 10, and finished the year down approximately 40%.
 The news was not all bad, as Financials, Health Care and Utilities all posted strong returns. In fact, the S&P 500 ex-Technology posted a gain for 2000. The smaller stocks in the Index performed much better than the giants in 2000. The top quartile of names lost about 15% in 2000, while the other 4 quartiles all posted gains ranging from 9.6% to 17.3%*. Value stocks outperformed their growth counterparts by over 28% during the year.
 The Equity Index Fund return was -9.15% for the year. The Index return was - 9.09% for the year. Fees cost the Fund -0.17% during the year. Removing these from the calculation shows the Fund slightly outperformed its goal for the year.
 The Equity Index Fund attempts to track the performance of The S&P 500 Index by fully replicating the index. The Fund attempts to match the index holdings and weights for each security in order to provide returns close to the index return.


* Source: Prudential Securities.

                                                        Inception: May 1, 1996

 Large Cap Value Fund
 T. Rowe Price Associates, Inc.                                Brian C. Rogers

 In what will be remembered as one of the most tumultuous years in recent history, the stock market limped to the finish line with its first loss in several years and its worst overall showing in more than two decades. During the year, the Fed maintained a generally restrictive monetary policy, the economy showed signs of deceleration, and once high-flying sectors finally experienced the effects of gravity. In this challenging environment, the trust enjoyed an outstanding year as value stocks returned to favor.
 The Fund posted a strong gain for the 12-month period ended December 31, 2000, 13.83%, comfortably ahead of the Russell 1000 Value Index, 7.01%.
 Many of the beneficiaries of this difficult environment were companies with defensive characteristics and those that appeared, according to our assessment, to be undervalued. Companies with predictable revenue and earnings streams fared especially well in the turmoil of 2000. After all, at the beginning of the year, who would have guessed that the best performing S&P sector would be the electric and gas utility industry?
 Over the past 12 months, holdings in the utility, consumer products, financial, and energy sectors helped the Fund's performance. These sectors provided positive returns at a time when many stocks struggled. The trust also benefited from continued merger and acquisition activity, such as the acquisitions of Fort James, J.P. Morgan, and Honeywell International. Despite the trust's strong return, we also had some losers in the Fund, including Xerox and AT&T. Fortunately, some of the trust's better performing positions more than offset the drag of declining share prices.
 We made several transactions that are representative of how we manage the trust. Many of the positions we reduced or eliminated had generated good returns over the time we held the stocks. Our general strategy is to reduce position size when price appreciation results in less attractive valuations for the shares. For example, as Duke Energy's price rose last year, its relative valuation appeal (the relationship between upside potential and downside risk) became less attractive and we trimmed our stake. On the other hand, the stock of Sprint had declined fairly sharply, increasing the appeal of its relative valuation, which induced us to initiate a position in the shares. Honeywell International's price declined so sharply in the first half of the year that General Electric decided its relative valuation and strategic appeal was so compelling that it opted to buy Honeywell in its entirety. In making these Fund adjustments, we slightly increased the trust's volatility relative to the S&P 500. As the market's value structure has changed, it makes sense for us to take on slightly more risk. For example, at certain levels, some technology companies may offer better opportunities as value plays than utility stocks that have appreciated strongly.

                                                   Inception: August 31, 1999

 Large Cap Value Core Fund
 Goldman Sachs Asset Management                            Brown/Jones/Pinter


 During the one-year reporting period the Large Cap Value CORE Fund generated a total cumulative return of 5.12%, versus the 7.01% total cumulative return of the Fund's benchmark, the Russell 1000 Value Index.
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.
 Over the reporting period the returns of our various investment themes were extremely erratic. In fact, virtually every theme experienced one of its best months since inception, as well as at least one of its worst months ever. In addition, some months saw extremely positive returns for one variable and extremely negative for another--reflecting the high overall return dispersion nature of the market.
 The CORE themes struggled within the Index universe, especially the Value theme. In particular, Value had its two worst quarters (second and fourth quarters) since inception, and the fourth quarter of 2000 marked the worst quarter since inception of our Momentum and Stability themes. Though Research did not do as badly as the other three themes, it did have a slightly negative return for the year. Strong stock selection within the Financial and Consumer Non-Cyclical sectors helped returns, though we lagged the benchmark in the Consumer Services and Consumer Cyclical sectors.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

                                                     Inception: June 30, 2000

 American Leaders Large Cap Value Fund
 Federated Investment Management Company             M. Donnelly/K. McCloskey

 The fourth quarter marked a dramatic shift in market leadership and investor sentiment. Value strategies outperformed growth strategies during the quarter as investors continued to flee technology and telecommunications shares, as many of these companies lowered current and future earnings expectations. The American Leaders Large Cap Value Fund returned 2.89% during the fourth quarter, underperforming the benchmark Russell 1000 Value Index, which returned 3.6%. Relative to the Russell 1000 Value Index, positive influences on performance included an underweight position in Utilities and overweight positions in Healthcare and Other. Additional positive influences on performance included good security selection in Financial Services (Conseco up 73%, Cigna up 27%), Consumer Discretionary (Waste Management up 59%, Charter Communications up 39%), and Consumer Staples (Philip Morris up 51%, Sara Lee up 22%). Offsetting these positive influences on relative performance was an overweight position and unfavorable security selection in Technology (Sun Microsystems down 53%, Novell down 47%), as well as an underweight position in Consumer Staples. Unfavorable security selection in Utilities (Worldcom down 54%, AT&T down 41%), Producer Durables (Philips Electronics down 15%, Northrop Grumman down 8%) and an unassigned sector (News Corp. Ltd down 38%) also detracted from relative returns.
 For the six-month period, positive influences on relative performance were an underweight position in Utilities as well as an overweight position and favorable security selection in Healthcare (Healthsouth up 127%, Unitedhealth Group up 43%, Baxter Intl. up 27%). Favorable security selection in Financial Services (Washington Mutual up 87%, PNC Financial up 58%, Allstate up 97%) and Consumer Discretionary (Waste Management up 46%, Kimberly-Clark up 25%, Charter Communications up 38%) also aided relative returns. Offsetting these positive influences on performance were overweight positions in Technology and Unassigned names, as well as unfavorable security selection in Other Energy (Ensco Intl. down 5%) and Integrated Oils (Chevron up 1%, Royal Dutch Petroleum down 1%).

                                                     Inception: March 29, 1986

 Large Cap Growth Fund
 Independence Investment Associates, Inc.                          Mark Lapman


 We are pleased to report that your Fund ended a difficult and volatile partial year well ahead of its benchmark. Your Fund returned -17.89% for the year, over 4.5% ahead of the -22.42% return of the Russell 1000 Growth Index. During 2000, there was an overall broadening of the US equity market, which we view as healthy despite the market's negative absolute return.
 While fourth quarter returns were negative, we were able to add value through solid stock selection. Your Fund returned -18.29% over 3% ahead of the -21.35% return of the Russell Growth Index. During the quarter, health care names such as Universal Health Services, Merck and St. Jude Medical were especially strong, due to their consistent and reliable earnings growth. Financial stocks also performed well, driven higher by the sentiment that the Fed will soon begin to cut interest rates. Holdings in Fannie Mae and Partnerre benefited from this trend. Resistant to an economic slowdown, consumer non-cyclicals such as Colgate Palmolive performed strongly, as investors focused on the fact that people buy toothpaste no matter what the economy is doing. After taking a beating earlier in the year, many retailers came back strong in the fourth quarter. Investors began to anticipate the positive impact of lower interest rates on consumer spending and snapped up shares of TJX and Kohls.
 It was a difficult, emotional year for the stock market, yet we were pleased to deliver a competitive return on your Fund, which exceeded your benchmark. These results were achieved by sticking to our philosophy that cheap stocks with improving fundamentals are attractive. We feel confident that with our unique blend of strong fundamental research, a disciplined investment philosophy and process, and strong risk control positions us well to have another.


                                    [GRAPH]

           Large Cap   Large Cap                 Large Cap   Large Cap
             Growth      Growth                    Growth      Growth
              Fund     Benchmark(1)                 Fund     Benchmark(1)

 6/29/90    $10,000     $10,000        7/31/95    $18,981     $22,266
 7/31/90     10,052      10,442        8/31/95     19,127      22,479
 8/31/90      9,532      11,190        9/29/95     19,903      22,695
 9/28/90      9,162      11,456       10/31/95     19,674      23,029
10/31/90      9,172      11,488       11/30/95     20,491      23,832
11/30/90      9,809      11,980       12/29/95     20,777      23,866
12/31/90     10,155      11,432        1/31/96     21,264      22,467
 1/31/91     10,632      11,967        2/29/96     21,514      23,047
 2/28/91     11,363      12,249        3/29/96     21,787      24,725
 3/28/91     11,712      12,048        4/30/96     22,154      24,873
 4/30/91     11,742      12,209        5/31/96     22,643      26,741
 5/31/91     12,250      11,716        6/28/96     22,617      26,217
 6/28/91     11,658      13,055        7/31/96     21,114      28,055
 7/31/91     12,034      12,812        8/30/96     21,788      27,864
 8/30/91     12,278      12,976        9/30/96     23,122      26,356
 9/30/91     12,073      12,722       10/31/96     23,293      28,107
10/31/91     12,129      13,092       11/29/96     24,983      30,136
11/27/91     11,705      13,163       12/31/96     24,572      31,341
12/31/91     12,739      12,972        1/31/97     25,978      34,112
 1/31/92     12,545      13,495        2/28/97     26,171      32,116
 2/28/92     12,686      13,222        3/31/97     24,939      33,696
 3/31/92     12,460      13,374        4/30/97     26,258      32,450
 4/30/92     12,853      13,422        5/30/97     27,770      33,829
 5/29/92     13,001      13,875        6/30/97     28,869      34,208
 6/30/92     12,897      14,056        7/31/97     31,656      35,230
 7/31/92     13,358      14,159        8/29/97     30,080      37,880
 8/31/92     13,109      14,350        9/30/97     31,954      39,391
 9/30/92     13,239      14,659       10/31/97     30,666      39,935
10/30/92     13,255      14,299       11/28/97     31,806      38,801
11/30/92     13,746      14,686       12/31/97     32,163      41,175
12/31/92     14,006      14,734        1/31/98     33,023      40,903
 1/29/93     14,138      14,665        2/27/98     36,148      34,764
 2/26/93     14,395      15,223        3/31/98     38,193      37,434
 3/31/93     14,832      15,111        4/30/98     38,483      40,443
 4/30/93     14,297      15,418        5/29/98     37,652      43,521
 5/28/93     14,726      15,273        6/30/98     39,523      47,447
 6/30/93     14,940      15,460        7/31/98     39,331      50,232
 7/30/93     14,825      15,978        8/31/98     33,172      47,936
 8/31/93     15,468      15,547        9/30/98     35,113      50,462
 9/30/93     15,661      14,871       10/30/98     37,758      50,528
10/29/93     15,897      15,064       11/30/98     40,758      48,977
11/30/93     15,722      15,310       12/31/98     44,872      52,405
12/31/93     15,939      14,931        1/29/99     47,369      50,739
 1/31/94     16,423      15,426        2/26/99     45,089      51,566
 2/28/94     15,914      16,053        3/31/99     46,987      50,483
 3/31/94     15,400      15,667        4/30/99     47,680      54,294
 4/29/94     15,702      16,025        5/28/99     46,300      57,226
 5/31/94     15,651      15,437        6/30/99     49,748      63,178
 6/30/94     15,417      15,663        7/30/99     48,102      60,215
 7/29/94     15,803      16,070        8/31/99     48,377      63,159
 8/31/94     16,356      16,693        9/30/99     47,268      67,681
 9/30/94     15,865      17,187       10/29/99     50,039      64,460
10/31/94     16,016      17,688       11/30/99     51,727      61,211
11/30/94     15,549      18,386       12/31/99     55,671      65,851
12/30/94     15,782      18,818        1/31/00     52,340      63,105
 1/31/95     16,078      19,445        2/29/00     53,994      68,816
 2/28/95     16,687      19,498        3/31/00     59,753      62,306
 3/31/95     17,065      20,314        4/28/00     57,723      59,359
 4/28/95     17,487      20,243        5/31/00     55,633      50,609
 5/31/95     18,082      21,134        6/30/00     58,852      49,010
 6/30/95     18,386      21,525        7/31/00     56,070      63,105
                                       8/31/00     61,542      68,816
                                       9/30/00     55,095      62,306
                                      10/31/00     53,458      59,359
                                      11/30/00     46,338      50,609
                                      12/31/00     45,017      49,010


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        5.7%               5.4%
Pfizer, Inc.                                3.7%               1.9%
Cisco Systems, Inc.                         3.3%               7.0%
Intel Corp.                                 2.9%               4.9%
EMC Corp.                                   2.6%               0.9%
Microsoft Corp.                             2.5%               7.5%
Merck & Co., Inc.                           2.1%               2.0%
Oracle Corp.                                2.1%               3.4%
America Online, Inc.                        2.0%               4.1%
International Business Machines Corp.       1.8%               2.1%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Large Cap     Large Cap Growth     MorningStar
                   Growth Fund      Benchmark(1)       Peer Group+
                 ---------------  ----------------     -----------
  1 Year              -17.89%         -22.42%            -15.05%
 3 Years               12.43           12.74              18.46
 5 Years               17.08           17.89              18.78
10 Years               16.24           16.34              17.43

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             50.0%        Consumer Cyclical      3.9%
Health Care            21.6%        Energy                 1.0%
Capital Equipment      13.1%        Utility                0.7%
Retail                  6.9%        Governmental           0.2%
Financial               4.0%        Consumer Staple        N/A

(1) The benchmark is represented by the S&P 500 for the period April 1986 to April 1996 and the Russell Large Cap Growth Index for the period May 1996 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Cap Growth investment category. Prior to May 1996 (concurrent with the Fund's strategy change), the peer group represents the Large Blend investment category.

                                                    Inception: August 31, 1999

 Large Cap Aggressive Growth Fund
 Alliance Capital Management L.P.                       J. Fogarty/A. Harrison


 The Fund returned -18.77% compared to the Russell 1000 Growth Index return of -22.4% for the year ended December 31, 2000. The Fund outperformed due to an underweight in the poor-performing technology sector and an overweight and strong stock performance in financial services. Strong gains from capital goods stocks were also positive contributors to performance. Although the market is likely to remain volatile as sentiment vacillates with the economic data and corporate earnings reports, we believe the stage is set for a rebound during 2001. Looking out over the next six to twelve months, the most ideal, and we believe the most likely, economic scenario continues to be a "soft landing." In an economic environment of solid, albeit lower, growth and benign inflation, high quality, industry dominant growth companies traditionally outperform. We expect further interest rate cuts by the Federal Reserve to provide a positive tailwind for the market. While the next few months will likely bring more earnings disappointments and re-acceleration of earnings growth may not be visible until mid-year, the speculative excesses have been substantially reduced and many premier growth stocks, especially in technology, have been beaten down to valuation levels not seen in two years. We remain focussed on a relatively concentrated list of high quality growth stocks in technology, consumer services, financial services and healthcare that we believe will continue to generate superior investment returns. We will actively trade the core holdings in the Fund to take advantage of the natural volatility that is observed in the market and continue to strive to marry the Fundamentals with price considerations on each specific stock decision.

                                                    Inception: August 31, 1999

 Large/Mid Cap Value Fund
 Wellington Management Company, LLP                          D. Chu/L. Gabriel


 During the fourth quarter, the Large/Mid Cap Value Fund gained 4.14%, outperforming the Fund's benchmark, the Russell 1000 Value Index, which increased 3.6% for the quarter ended December 31, 2000. For the one-year period ending December 31, 2000 the Fund returned 13.41% well ahead of its 2001 benchmark which only increased 7.0%.
 The US equity market lost ground during the fourth quarter due to fears over eroding corporate earnings, high energy prices, and uncertainty concerning the outcome of the US presidential election. Growth stocks lagged while value issues led the way as the Russell 1000 Value Index (3.6%) outperformed the Russell 1000 Growth Index (-21.4%) during the fourth quarter.
 During the quarter, the Fund's sector weights were kept closely in line with those of the Russell 1000 Value Index. The sectors in the Fund that added the most value were finance and energy. Conversely, the utilities and health care sectors detracted from returns.
 Some of the Fund's largest contributors through stock selection during the quarter include: Washington Mutual, which was the Fund's top performer, Ultramar Diamond Shamrock, which was a solid performer in the energy sector, and Fannie Mae, which was able to beat expectations, driven by strong loan growth and stable credit conditions.
 The year 2000 was the beginning of what we believe to be a longer-term rally in US larger capitalization value stocks. A Euro that has strengthened from the 2000 lows will boost larger-company profits, while continued consolidation in many economically sensitive sectors will drive the returns of many value stocks upward in the quarters to come. As we begin the New Year, we continue to believe that broad diversification across economic sectors is a central tenet of the investment strategy. We will continue to look for opportunities in large cap stocks that represent value through active Fund management.

                                    [GRAPH]
                           Large/Mid Cap          Russell 1000
                            Value Fund            Value Index

        8/31/99               $10,000               $10,000
        9/30/99                 9,787                 9,650
       10/31/99                10,352                10,206
       11/30/99                10,295                10,126
       12/31/99                10,472                10,175
        1/31/00                10,031                 9,843
        2/29/00                 9,614                 9,112
        3/31/00                10,829                10,223
        4/30/00                10,445                10,105
        5/31/00                10,607                10,211
        6/30/00                10,218                 9,744
        7/31/00                10,452                 9,866
        8/31/00                11,179                10,415
        9/30/00                11,405                10,510
       10/31/00                11,710                10,769
       11/30/00                11,229                10,370
       12/31/00                11,877                10,889

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Citigroup, Inc.                                 3.3%            2.2%
Verizon Communications                          3.1%            N/A
Washington Mutual, Inc.                         2.9%            N/A
Exxon Mobile Corp.                              2.6%            N/A
Federal National Mortgage Assoc.                2.4%            1.0%
American International Group, Inc.              2.4%            0.8%
Cigna Corp.                                     2.2%            0.7%
Wachovia Corp.                                  2.0%            0.7%
KeyCorp                                         N/A             N/A
Sara Lee Corp.                                  1.9%            0.3%

Average Annual Total Returns*
---------------------------------------------------------------------------
                          Large/Mid Cap        Russell 1000     MorningStar
                            Value Fund         Value Index      Peer Group+
                          -------------        ------------     -----------
1 Year                        13.41%               7.01%           11.37%
Since Inception (8/31/99)     13.76                6.60             N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
Financial                  8.6%        Utility                   5.1%
Technology                 8.5%        Health Care               4.7%
Capital Equiptment         7.9%        Consumer Staple           4.1%
Energy                     7.6%        Basic Material            N/A
Consumer Staple            7.5%        Retail                    2.9%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 50% weighting of the Large Cap Value category and a 50% weighting of the Mid Cap Value category.

                                                        Inception: May 1, 1996

 Mid Cap Value Fund
 Neuberger Berman, LLC                                            R. Gendelman


 For the fourth quarter ended December 31, 2000, the Mid Cap Value Fund/1/ returned 6.20%. This gain fell short of the Russell Mid-Cap Value Index's/2/ return of 9.44%. However, the fund significantly outperformed the index for the one-year period: the Mid Cap Value rose an impressive 28.38% while the Russell Mid-Cap Value gained 19.18%.
 In the fourth quarter, we continued our commitment to invest in good businesses at attractive prices that possess positive risk-reward characteristics. Our holdings within Financial Services (33.04% of total market value as of 12-31-2000) had the most favorable impact on portfolio total return. We were overweight the Russell Mid-Cap Value and our stock selection led to better absolute returns. Dime Bancorp (1.75% of total net assets) and M&T Bank Corp. (1.64% of total net assets) were two of the top performers in the period. The Producer Durables sector (7.35% of total market value) also had a positive impact on total return. As with Financial Services, the fund was overweight the index and achieved superior absolute returns. Waste Management (1.32% of total net assets) and General Dynamics (1.56% of total net assets) both made solid contributions to portfolio return. Contrarily, many of our Technology holdings (6.20% of total market value) were not immune to the weakness in the sector and detracted from total return. 3Com and Comdisco, both of which were sold during the period, had negative impacts on return. Holdings within Materials & Processing (4.91% of total market value) and Utilities (11.01%) led to lost ground versus the index. The fund was underweight the M&P sector and had inferior returns. And while Utilities did have a small positive impact on total return, the fund was underweight the sector and had lower returns as compared to the index.

(1) 28.32% and 14.01% were the average annual returns for the 1-year and since inception (5/01/96) periods through December 31, 2000. Results are shown on a total return basis and include reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
(2) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

                                                    Inception: August 31, 1999

 Fundamental Growth Fund (formerly Fundamental Mid Cap Growth Fund)
 Putnam Investments                                          Eric M. Wetlaufer


Effective August 1, 2000 Putnam Investments assumed management of the Fund.
 The Fund returned -20.91% for the fourth quarter, outpacing the Russell Mid Cap Growth Index return of -23.25%. Outperformance in this hostile environment for growth investing was largely due to adept stock selection, particularly in the battered technology sector. Selection in health care contributed early in the period but detracted in the fourth quarter largely due to weakness in biotechnology. Energy, utilities, and financial holdings benefited performance throughout the period. Communications services holdings hurt results.
 The U.S. equity market remains extremely volatile as we begin the new year. We anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. In the light of signs that the economy is slowing significantly, we expect several interest-rate cuts over the first half of 2001.
 High energy prices will continue to act as a tax on the economy, reducing consumers' disposable income and adding pressure to corporate profit margins. A forecasted colder-than-average winter will exacerbate the effect of higher oil and natural gas prices on local economies and on consumer spending.
 We expect growing unemployment and business failures--especially in the dot-com universe. As a result, consumer confidence will continue to erode, creating a difficult environment for retailers.
 We have concentrated the Fund on growth companies with a proven track record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Within the financial sector we will emphasize the regional banks and credit-cards issuers that should benefit from Fed rate cuts. While underweighting technology as a whole--particularly semiconductors and components--we will overweight software and communications and equipment. Within the underweight sector of consumer staples, we will emphasize broadcasting and restaurants, while underweighting foods.

                                                   Inception: August 31, 1999

 Mid Cap Blend Fund
 Independence Investment Associates, Inc.                     Coreen Kraysler


 The Mid Cap Blend Fund posted another strong quarter, returning -1.5% vs. the Frank Russell Midcap Index return of -3.59%, while for the year the Fund returned 18.58%, far exceeding the benchmark return of 8.25%. Worried about an impending economic slowdown, investors took a defensive posture during the most recent quarter, and thus placed their bets on consumer noncyclical stocks such as the food and beverage names. As a result, holdings in Archer-Daniels-Midland and Conagra performed strongly. Unable to sustain high valuations after a string of earnings disappointments, technology and telecom names remained weak, hurting positions in Portal Software, Jabil Circuit and Vishay Intertechnology. Instead, investors preferred to seek out value in beaten down basic materials stocks. Consequently, paper & forest product holdings in Abitibi and Westvaco performed well. Similarly, chemical stocks such as Avery Dennison, Eastman Chemical and Air Products also outperformed. Industrial stocks such as Ingersoll Rand and Parker Hannifin also made a comeback. In anticipation of a decline in interest rates, financial stocks also outperformed. Holdings in Golden West and Torchmark benefited from this trend. In addition to the positive interest rate environment, property & casualty insurance stocks, such as St. Paul, XL Capital and Partner Re benefited from an upturn in insurance prices.
 During the quarter, we sold Stryker Corp., Capital One Financial and Hispanic Broadcasting after they met our price targets. We initiated positions in Lincare, Southern Energy and Southtrust. As always, we continue to look for inexpensive mid cap stocks with good growth potential.

                                                        Inception: May 1, 1996

 Mid Cap Growth Fund
 Janus                                                              James Goff


 The Mid Cap Growth Fund lost 29.24% during the fourth quarter, a period that saw our benchmark, the Russell Mid Cap Growth Index, lose 23.25% of its value. For the year ended December 31, 2000, the Fund lost 35.86%, while the Index lost 11.75%.
 Both the Fund and its benchmark were pressured by evidence suggesting the U.S. economy was slowing faster than many analysts expected--a development that forced stocks lower nearly across the board. Fast-growing companies suffered the most, as illustrated by the Nasdaq Composite Index's more than 32% plunge as disappointing earnings news from a number of high-profile technology companies magnified the impacts of a slowing economy. Although small- and mid-sized stocks fared somewhat better than the market at large, many of the midcap market's most significant successes during the quarter fell toward the value side of the spectrum.
 Individual disappointments included biotechnology Millennium Pharmaceuticals and Human Genome Sciences, both of which fell sharply as investors shied away from the sector. While we were discouraged by the declines recorded by both companies, Millennium's performance was particularly difficult to understand given the progress of its anti-Leukemia drug Campath with FDA regulators. Other setbacks included Web hosting company Exodus Communications and Internet security and domain name registrar VeriSign.
 Meanwhile, notable successes included Hanover Compressor, a company that provides compression services critical to the production of natural gas from existing wells. The company reported a 48% increase in net income and a massive 60% increase in cash flow during the quarter, a strong performance that provided lift for the shares.
 Looking ahead, stocks could remain volatile as investors factor economic weakness and uncertainty surrounding the corporate earnings outlook into share prices. However, there is growing evidence that several key areas of the market may finally be oversold, and we have actively tried to position the Fund to benefit by using focused research to identify outstanding growth.

                                                    Inception: August 31, 1999

 Small/Mid Cap Value Fund
 The Boston Company Asset Management, LLC                     Peter I. Higgins


 Value stocks have continued their dominance over growth stocks on a year-to-date basis. The Fund was up 4.67% for the quarter while the Russell 2500 Value Index was up 8.62%. For the year ended December 31, 2000 the Fund ended up 34.19% while the Russell 2500 Value ended up 20.79%
 Our holdings in the energy, health care, consumer services and capital goods sectors were up nicely and outperformed their respective sectors in the index. Our energy holdings, with emphasis on natural gas exploration and production and energy service companies, were again a successful strategy. These holdings remain attractively priced even with the dramatic rise in oil prices in recent quarters. Our best performing energy companies included Devon Energy Corp., Noble Affiliates, and Weatherford International. Our top performers in the health care sector included Bausch & Lomb, Healthsouth and Bergen Brunswig. The Fund has benefited from our overweight in the consumer services sector. Our emphasis in this sector is in retailing and related areas where continued strength in consumer spending has been the major earnings driver. Albertson's, TJX, and Valassis Communications all had strong positive impacts on this sector.
 Sectors that lagged the index this quarter included utilities and financial services and technology. Underweights in utilities and financial services had negative contributions relative to the index. The Fund has a zero weighting in utilities because we feel that stocks within that sector are trading at fair valuations. We continue to emphasize the technology sector as our holdings represent good value and growth prospects appear favorable.
 The current investment strategy has yielded strong gains and will remain unchanged. We will maintain our focus on undervalued securities with improving business momentum and we believe that the Fund is well positioned to outperform the benchmark over the long term

                                                        Inception: May 1, 1998

 Small/Mid Cap CORE Fund
 Goldman Sachs Asset Management                             Jones/Brown/Pinter

 During the one-year reporting period the Fund generated a total cumulative return of 4.63%, versus the 4.27% total cumulative return of the Fund's benchmark, the Russell 2500 Index. The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.
 Overall, within the Index, the CORE themes performed well this year. Momentum and Research had their highest positive returns of the year in the first quarter, while Value's best quarter this year was the fourth quarter. However, on a month-by-month basis, the themes varied significantly. For example, Stability had its worst month ever among small/mid-cap stocks in April, but came back to have one of its best ever in June. Value had its worst month ever in February, followed by its best ever in March. For the period on average, the returns to Momentum, Research, and Value were positive among Index names, though Stability produced negative results. In the Fund, return to risk factor exposures, especially positive exposures to earnings yield, value and earnings variation, has been very positive. Stock selection was strongest within the technology sector, followed by the Consumer Non-Cyclicals sector. The Industrial and Basic Materials sectors lagged the benchmark in stock selection for the year.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

                                                        Inception: May 1, 1994

 Small/Mid Cap Growth Fund
 Wellington Management Company, LLP                          Frank V. Wisneski

 During the quarter, the Fund decreased by -4.32% compared to a -19.36% return of the Russell 2500 Growth Index. For the one-year period ended December 31, 2000, the Fund gained 9.25% considerably ahead of the -16.11% return of the Russell 2500 Growth Index.
 The Fund's outperformance was achieved primarily through stock selection. Strong positive performances in the Health Care and Energy sectors also led to better than index returns. Even though the Technology sector performed poorly during the quarter, the Fund was still able to benefit from its focus on service companies within this sector. Companies with strong balance sheets paid off as our technology names performed better than the index.
 Some of the recent stock successes include ACNielsen Corp, which was the top performing stock in the information and entertainment sector, IMS Health Inc., which is a leader in global marketing research and analysis for the healthcare industry, and Hanover Compressor, which was the strongest contributor to performance in the energy sector. In terms of additions to the Fund, we sought to add names where we had strong conviction that the downside risk was minimal. An example of this strategy would be CDW Computer Centers, a distributor of laptops, PCs, and computer-related equipment.
 The first quarter of 2001 will be challenging. The economy is cooling. Layoffs have increased. Energy prices remain relatively high, and many companies have cautioned about a much more lean 2001. On the positive side, a stronger Euro, lower interest rates, a more favorable labor market are all positives for equity investors. Nonetheless, we have positioned the Fund somewhat defensively in this environment, but maintain our focus on growth. We also believe that our investment approach, with its focus on stable predictable growth companies, solid balance sheets, and sound business models should continue to serve us well.

                                                       Inception: May 1, 1996

 Small Cap Equity Fund (formerly the Small Cap Value Fund)
 Capital Guardian Trust Company                               Management Team

Effective November 1, the Fund's sub-adviser changed to Capital Guardian Trust Company.

 The positioning of the Fund did not change since November and remains overweight technology, media, and biotechnology companies, all of which hurt relative performance significantly as these sectors fell the most in the recent period.
 One positive contributor to relative performance was the Fund's holdings in the financial services sector, especially insurance companies, banks, and investment management companies, which enjoyed the benefit of market rotation into more stable sectors. These interest-rate-sensitive stocks also were helped by the growing belief that the Federal Reserve would move to lower rates in early 2001.
 From a top-down perspective, small-cap stocks still represent good value relative to large caps, and continue to trade at a large discount to them. We feel the recent volatility in the small-cap universe is short-term oriented and not related to the quality of individual companies within the universe. Looking forward three to five years, the technology, media, and biotechnology companies in the Fund are positioned to deliver superior results despite near-term volatility, and we are enthusiastic about the potential for earnings growth of our individual holdings. With financial services stocks having performed well recently we would expect to reduce our holdings in some of these names.

                                                        Inception: May 1, 1996

 Small Cap Growth Fund
 John Hancock Advisers, Inc.                                     Bernice Behar

 The fourth quarter brought yet another challenging environment for equity investors. A steady stream of pessimistic news fueled the volatility. Many companies, across a broad spectrum of industries, reported lower than expected earnings or reduced future growth rates. This led investors to more value-oriented sectors such as utilities, energy, financial services and certain health care groups. The trend caused a wide divergence between growth and value--a trend most pronounced in the small caps. The Fund was hurt by this market environment and underperformed the benchmark declining (21.43)% versus (20.2%) for the Russell 2000 Growth Index.
 Our healthcare holdings produced mixed results. After many months of impressive performance, biotechnology stocks stalled in October. Our sizeable allocation hurt performance as they underperformed through quarter end. Fortunately, we purchased many biotechnology names in early 2000 at prices well below current levels. Recently, their Fundamental outlook has weakened. As a result, we expect to lock-in current profits. We also owned several strong performing health care services companies. These stocks benefited from increased government reimbursement due to the Balanced Budget Refinement Act. The more reasonable reimbursement levels improved profit margins and revenue growth. In addition, patient volumes have increased as HMOs eased restrictions on admissions. We remain positive on the longer-term position for these stocks and expect maintain a focus to this group.
 Technology stocks were among the weakest performers in the benchmark declining over 36%. Lofty valuations coupled with a barrage of bad news caused the dramatic sell-off. We were underweight which helped relative performance versus our benchmark. Despite our reduced exposure, the sector's dismal results adversely impacted absolute performance. We expect negative news to continue through early 2001 extending the period of volatility. Accordingly, we will continue to underweight this sector.

                                                        Inception: May 2, 1988

 International Equity Index Fund
 Independence International Associates, Inc.             B. Greenleaf/D. Nolan

 During the fourth quarter of 2000, The International Equity Index Fund returned -3.80%, outperforming its custom blended benchmark return of -5.32%. In gross total return terms, the Fund has tracked the Custom Benchmark within 18 basis points for the quarter. For the year 2000, the Fund tracked its benchmark within 54 basis points in net terms and within 32 basis points in gross terms. This resulting tracking error is well within our expectations.
 The source of outperformance during this last quarter of 2000 was attributable to exchange rate differences between the fund administrator and the MSCI Index in order to value securities in the Fund. The difference set of exchange rates accounted for 14 basis points of performance. The most noticeable rate differences came from the Japanese yen, the British pound and the Euro. If the same set of rates were used, the Fund would have performed the Custom Benchmark within 2 basis points.
 It was generally a weak fourth quarter for both the developed and the emerging markets. Among the developed markets as measured by the MSCI EAFE GDP Index, information technology and telecommunications related shares were the bottom performers while consumer staples and materials related shares were the top performers. Country performance ranged from +15% in Switzerland to -15% in Japan. The emerging markets experienced the same results as the developed countries. Information technology shares plunged while consumer staples climbed. Twenty-three of the twenty-six MSCI emerging market country indices declined during the quarter. Individual market performance ranged from +18% in Poland to -32% in Russia.
 Our performance objective is to approximately track the Custom Index of 90% EAFE GDP Index and 10% MSCI Emerging Markets Index. We manage the Fund using a risk model that allows us to identify and capture the risk characteristics of the custom index. In this way we can avoid the expense associated with full replication.

                                                        Inception: May 1, 1996

 International Opportunities Fund
 T. Rowe Price International, Inc.           Warren/Ford/Seddan/Bickford-Smith

 International stocks fell sharply during the second half of 2000, contributing to steep losses for the full year. In the first quarter, telecom, media, and technology stocks carried over their heady performance of 1999. But leadership began to change in the spring as a severe correction hit these sectors, while the more defensive consumer staple, pharmaceutical, and banking stocks found their footing. The recovery in defensive issues, however, failed to compensate for the steep decline in tech stocks.
 Broader concerns weighing on the equities markets included slower economic growth, high oil prices, and euro weakness. Economic growth eased in Europe, but the euro staged a recovery in the fourth quarter, cutting its losses to just 6% against the U.S. dollar for the year. In Japan the consumer sector remained weak and rising bankruptcies failed to alleviate concerns about unemployment. Economic growth in the rest of Asia was strong, although financial instability and political turmoil plagued Korea and Taiwan.
 Fund performance during the 12-month period ended December 31, 2000 underperformed both the MSCI EAFE Index and the Lipper Variable Annuity Average. The Fund's focus on telecom, media, and technology stocks and its lower exposure to recovering defensive shares hurt results compared with the benchmarks. The Fund's underweighted position in Japan aided results, but underweighting Switzerland (where the financial sector was strong) and overweighting Taiwan and Korea (where technology stocks were weak) crimped performance. Within the telecom, media, and technology sectors, however, your Fund's stocks outperformed those of the index.

                                                   Inception: August 31, 1999

 International Equity Fund
 Goldman Sachs Asset Management                           Maeda/Noble/Orchard

 During the one-year reporting period the International Equity Fund generated a total cumulative return of -14.37% at net asset value versus the -13.96% total cumulative return of the Fund's benchmark, the MSCI EAFE Index. As these returns indicate, it has been an extremely challenging period in the financial markets. During the period we strategically moved to reduce the size of our sector positions (overweight or underweight) in response to high market volatility and intra-market rotation. We have focused instead on our key strength, bottom-up stock selection.
 Very few equity markets posted positive returns during the year. From a country standpoint the Fund's strongest absolute returns came from Sweden and Switzerland, while our stocks originating from Japan and The Netherlands generated weak performance. On a sector basis, our Consumer Staples and Utilities stocks enhanced returns, while our Telecom Services, Information Technology and Industrial stocks produced poor results. In terms of individual stocks, Epcos (0.0% of the total Fund at 12/31/00), Reuters Group (0.6%) and Unilever (1.6%) were examples of stocks that enhanced performance. Conversely, Advantest (0.2%), Rohm Co. (0.6%), TDK Corp. (0.0%) and United Pan-Europe Communications (0.3%) all produced disappointing results.

                                                        Inception: May 1, 1998

 Emerging Markets Equity Fund
 MSDW INV. MGMT., INC.                                      Meyer/Ramachandran


 The Fund declined 20.41% during the quarter versus a decline of 13.32% for the MSCI EMF Index. Underperformance was attributable to both stock selection and country allocation. Stock selection in Mexico, South Korea, India, Israel, and Turkey detracted from relative performance. Our overweight stance in South Korea (index return, -27.1%), Russia (-32.2%) and our underweight positions in Chile (-3.9%), Malaysia (-3.1%) and South Africa (+4.5%) detracted from performance. Our underweight position in Taiwan (-26.2%) contributed positively to relative performance.
 In the near term, the emerging markets continue to suffer from fears of a significant global economic slowdown and incredibly high levels of global market volatility. However, we continue to be encouraged by trends in economic recovery, greater fiscal discipline, and improved privatization prospects. We are overweight Brazil and market weight Mexico, as we believe equities in these markets shall fare well in the near term given a more benign global backdrop and a supportive macroeconomic environment. We are currently underweight the Latin American region as a whole due to underweights in the smaller markets. We expect to maintain our underweight in Asia in the near term. Within Asia, our largest overweight is in South Korea, which we believe shall benefit in the longer term restructuring of its corporate and banking sectors. We are underweight Emerging Europe, the Middle East and Africa, with various overweight and underweight positions within the region. Our largest overweight there is in Israel, where exporters of technology-related products and services remain extremely competitive, possess excellent management and are global leaders in their respective areas. We have a significant underweight stance in Greek equities as we believe the market remains expensive vis-a-vis other emerging markets. We expect to maintain our underweight stance in South Africa, as we believe equities are likely to be negatively affected in the near term by a downturn in the commodity cycle.


                                    [GRAPH]

                              Emerging Markets    MSCI Emerging
                                 Equity Fund    Markets Free Index

        4/30/98                    $10,000           $10,000
        5/31/98                      8,688             8,630
        6/30/98                      7,960             7,725
        7/31/98                      8,533             7,970
        8/31/98                      5,845             5,666
        9/30/98                      6,556             6,025
       10/31/98                      7,081             6,659
       11/30/98                      7,668             7,213
       12/31/98                      7,113             7,109
        1/31/99                      6,934             6,994
        2/28/99                      6,732             7,062
        3/31/99                      7,578             7,993
        4/30/99                      8,290             8,982
        5/31/99                      7,990             8,929
        6/30/99                      9,228             9,943
        7/31/99                      8,932             9,672
        8/31/99                      8,752             9,760
        9/30/99                      8,575             9,431
       10/31/99                      9,056             9,631
       11/30/99                     10,560            10,495
       12/31/99                     12,901            11,830
        1/31/00                     12,556            11,901
        2/29/00                     13,603            12,058
        3/31/00                     13,830            12,118
        4/30/00                     12,048            10,969
        5/31/00                     11,235            10,516
        6/30/00                     12,012            10,886
        7/31/00                     11,066            10,326
        8/31/00                     11,162            10,377
        9/30/00                      9,707             9,471
       10/31/00                      8,762             8,784
       11/30/00                      7,692             8,017
       12/31/00                      7,726             8,210

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Samsung Electronics                             5.5%            7.4%
Telefonos de Mexico SA                          4.3%            4.1%
Korea Telecom Corp.                             3.5%            2.0%
ECI Telecommunications, Ltd.                    3.4%            1.4%
China Telecom (Hong Kong), Ltd.                 3.2%            1.8%
SK Telecom Co., Ltd.                            3.0%            5.0%
Check Point Software Technologies, Ltd.         2.0%            0.6%
Infosys Technologies, Ltd.                      2.0%            2.6%
Teva Pharmaceutical Industries, Ltd.            1.9%            N/A
Petroleo Brasileiro SA                          1.4%            0.3%

Average Annual Total Returns*
---------------------------------------------------------------------------
                        Emerging Markets MSCI Emerging MorningStar Equity Fund(1) Markets Free Index Peer Group+
                      --------------------  ------------------  -----------
1 Year                       -40.11%            -30.61%           -31.75%
Since Inception
(5/1/98)                      -9.21              -7.14              N/A

Top Ten Countries (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
South Korea               15.3%        Hong Kong                 6.7%
Israel                    11.6%        South Africa              4.8%
Mexico                    11.1%        Soviet Union              2.7%
Taiwan                     9.3%        Turkey                    2.3%
India                      7.2%        Poland                    1.9%

(1) Returns reflect extra-ordinary capital contribution of $445,000 in June 1999

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Diversified Emerging Markets investment category.

                                                       Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment Associates, Inc.                J. DeSantis/T. Spicer
 MSDW Inv. Mgmt., Inc.                                      T. Bigman/D. Funke

Effective June 30, the Fund was modified to a multi-managed investment approach.
 The Real Estate Equity Fund is multi-manager fund with two sub-advisers each of which employs its own independent investment approach in managing its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 IIA selects real estate stocks using a combination of bottom-up fundamental equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Morgan Stanley Dean Witter (MSDW) uses a combination of top down market analysis to identify undervalued real estate property sectors and geographic regions and fundamental, bottom-up equity and real estate research to select stocks that attractively priced relative to the underlying real estate value.
 As of December 31, 2000, IIA managed approximately 49% and MSDW managed approximately 51% of the Fund's assets. In the fourth quarter of 2000, the Fund returned 4.95% versus 4.61% for the Wilshire Real Estate Securities Index.
Independence Investment Associates, Inc.
 To say the least, the year 2000 was a rewarding year for real estate investors with the sector substantially outperforming the broad market and returns exceeding 30%. The year began with an extension of the 1999 market in which large cap, growth stocks continued to outperform value stocks by historical proportions. Returns were dominated by technology and telecommunications stocks while other sectors lagged significantly. In March, however, this trend finally reversed as technology and telecommunications names began to falter based on their inability to meet the inflated expectations supporting valuation extremes. At the same time, many of the recently under-appreciated and under-valued sectors, including REITs and utilities, began to lead the market as the predictability of earnings growth began to once again matter to investors. This was evident as REIT mutual funds saw net inflows of $528 million for the year.
 From a fundamental standpoint, real estate markets should remain healthy going forward. These securities have solid and highly predictable earnings and cash flow prospects. Their valuations relative to this growth are fair to attractive. The sector has high current dividend yields and there are expectations of rising payout announcements. Real estate supply and demand will remain in approximate equilibrium and rent growth should continue to outpace inflation. Additionally, REIT management's are committed to maintaining conservative balance sheets with a continued focus on capital recycling. With these characteristics in place, we believe REIT's will be a sound investment into next year.
 It was a difficult, emotional year for the stock market, yet we were pleased to deliver a competitive return on your portfolio. These results were achieved by sticking to our philosophy that cheap stocks with improving fundamentals are attractive. We feel confident that with our unique blend of strong fundamental research, a disciplined investment philosophy and process, and strong risk control position us well to have another successful year in 2001. MSDW Inv. Mgmt., Inc.
 Modest outperformance resulted primarily from top-down sector allocation and to a lesser degree by outperformance from stock selection. An overweight to the manufactured home community sector--the top performer for the month--and an underweight to the mixed office and industrial sector provided a positive impact on performance. An overweight to owners of office space, an underperforming sector, and an underweight to hotels, an outperforming sector, detracted from performance. Bottom-up outperformance was strongest in the lodging sector and in the multifamily sector. Bottom-up underperformance in the office sector was a result of weaker performance from the companies with concentrations on the West Coast and in markets with tech-led demand.
 The top-down weightings in the Fund remain similar to last quarter with a modest shift to a more defensive stance within the sector weightings. We increased our overweighting to central business district and coastal office markets as a large gap exists between lease rates and current market rents and vacancy rates remain below equilibrium. We also added to the defensive apartment and self storage sectors. We reduced our retail weighting to reflect the continuation of oversupply and retailer problems.
 We believe the outlook for the REIT market continues to be favorable. Given the declining levels of construction versus total supply outstanding and low vacancy rates, we believe the real estate market is prepared for a slowdown in the economy. Based on the current discount to its underlying property value of 7.5% and the sector's defensive characteristics we believe the sector should be able to produce its historical average returns, which investors may find attractive given the recent volatility in the equity markets.

                                                      Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment Associates, Inc.               J. DeSantis/T. Spicer
 MSDW Inv. Mgmt., Inc.                                     T. Bigman/D. Funke

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment Associates, Inc.                   J. Forrelli/J. Leu
 Capital Guardian Trust Company                                Management Team

Effective November 1, the Fund was modified to a multi-managed investment approach.
 The Managed Fund is a multi-manager fund with two sub-advisers, each of which employs its own investment approach and independently manages its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 Independence has a normal target mix of 60% stocks and 40% bonds and selects stocks and bonds using a combination of fundamental equity research and quantitative tools Capital Guardian has a normal target of 70% stocks and 30% bonds and selects stocks and bonds using a fundamental, research-driven approach. Capital Guardian also employs a multiple-manager approach by which each portfolio manager and the research analysts as a group each manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team.
 As of December 31, 2000, IIA managed approximately 84% and Capital Guardian managed approximately 16% of the Fund's assets. The Fund returned 0.03% compared to -0.99% for the benchmark.

Independence Investment Associates, Inc.
 We are pleased to report that your portfolio ended a difficult and volatile year ahead of its benchmark.
 We were able to add value above the S&P 500 through solid stock selection during the fourth quarter. Health care names such as Bristol Myers and Merck were especially strong, due to their consistent and reliable earnings growth. Financial stocks also performed well, driven higher by the sentiment that the Fed will soon begin to cut interest rates. Finally, many retailers, such as TJX and Kohls, came back strong in the fourth quarter.
 The domestic fixed income portion of your portfolio outperformed the Lehman Aggregate index during the quarter due to its overweight in agency bonds as spreads tightened. The domestic fixed income portion benefited from its overweight in finance, which was the stronger-performing corporate sector. Your bond portfolio's international bond exposure was raised to 20% during the quarter. The exposure to international bonds also had a positive impact on your portfolio's performance.
 The pressure on US corporate profits will continue into 2001. We project flat corporate earnings in 2001, followed by a rebound in 2002. We expect US GDP to increase 2% in 2001 after roaring ahead by 5% in 2000. A better environment will unfold later in 2001 as central banks led by the US Fed begin to ease and investors look past the slowdown. We also remain constructive on the fixed income markets. Shorter-term interest rates should decline further as the economy continues to moderate. Looking forward, corporate bonds will be helped by a more accommodative Fed and a steepening yield curve. Deteriorating fundamentals in the short term will make issue and sector selection critical.

Capital Guardian Trust Company
 Overweighting stocks versus bonds hindered returns in the fourth quarter. Within U.S. equities, owning significantly less in technology-related stocks than the index was beneficial to returns. Holding several software stocks that bucked the downward trend also helped. Over the quarter we reduced our exposure to the communications services and equipment areas and increased our exposure to food, beverage, drug, and semi-conductor-related companies.
 Within the fixed-income Fund returns within sectors were good, though our sector mix worked against us. Our overweight position in corporate securities hindered relative returns. Duration was kept close to neutral, though more importantly, we increased our exposure to the intermediate part of the yield curve, which was helpful.
 We are continuing to shift assets away from fixed income and toward U.S. equities. Stock prices and interest rates have both declined significantly, bringing equity valuations back to reasonable levels. From a bottom-up view, our U.S. equity analysts are finding attractive opportunities. While we are optimistic about equities in general, we continue to have concerns in the technology, media, and telecommunications area, and another downturn would not surprise us. Earnings estimates for these companies might be lowered further, given the cooler economic environment.
 Bonds, on the other hand, have rallied and real yields have dropped from near the top of their traditional range to near the bottom. While we were early in shifting away from bonds, we believe the market has now fully priced in a major economic slowdown. Within our bond Funds we have an emphasis on corporate securities. While government bonds have led the rally, spreads to corporate securities are as wide or wider than in the early 1990s and have much room for improvement.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment Associates, Inc.                    J. Forelli/J. Leu
 Capital Guardian Trust Company                                Management Team




                              [GRAPH]
                    Managed Fund    Managed Benchmark(1)
       12/31/90         $10,000          $10,000
       01/31/91          10,282           10,277
       02/28/91          10,683           10,689
       03/28/91          10,836           10,854
       04/30/91          10,889           10,931
       05/31/91          11,166           11,191
       06/28/91          10,876           10,929
       07/31/91          11,134           11,254
       08/30/91          11,400           11,515
       09/30/91          11,433           11,540
       10/31/91          11,576           11,668
       11/27/91          11,420           11,491
       12/31/91          12,198           12,341
       01/31/92          12,009           12,135
       02/28/92          12,093           12,244
       03/31/92          11,938           12,090
       04/30/92          12,190           12,303
       05/29/92          12,364           12,455
       06/30/92          12,401           12,457
       07/31/92          12,746           12,866
       08/31/92          12,649           12,794
       09/30/92          12,808           12,956
       10/30/92          12,688           12,879
       11/30/92          12,941           13,090
       12/31/92          13,139           13,289
       01/29/93          13,307           13,483
       02/26/93          13,509           13,715
       03/31/93          13,753           13,887
       04/30/93          13,548           13,770
       05/28/93          13,751           13,953
       06/30/93          13,957           14,135
       07/30/93          13,941           14,146
       08/31/93          14,413           14,579
       09/30/93          14,469           14,551
       10/29/93          14,636           14,729
       11/30/93          14,497           14,575
       12/31/93          14,663           14,696
       01/31/94          15,006           15,052
       02/28/94          14,608           14,685
       03/31/94          14,180           14,185
       04/29/94          14,253           14,219
       05/31/94          14,255           14,322
       06/30/94          14,113           14,129
       07/29/94          14,431           14,504
       08/31/94          14,655           14,803
       09/30/94          14,346           14,513
       10/31/94          14,409           14,671
       11/30/94          14,186           14,388
       12/30/94          14,336           14,541
       01/31/95          14,605           14,869
       02/28/95          15,043           15,330
       03/31/95          15,239           15,609
       04/28/95          15,578           15,945
       05/31/95          16,175           16,594
       06/30/95          16,412           16,856
       07/31/95          16,673           17,104
       08/31/95          16,873           17,237
       09/29/95          17,373           17,687
       10/31/95          17,407           17,786
       11/30/95          17,966           18,323
       12/29/95          18,220           18,627
       01/31/96          18,501           19,005
       02/29/96          18,424           18,895
       03/29/96          18,445           18,907
       04/30/96          18,482           18,980
       05/31/96          18,704           19,208
       06/28/96          18,882           19,377
       07/31/96          18,468           18,968
       08/30/96          18,626           19,146
       09/30/96          19,211           19,855
       10/31/96          19,679           20,359
       11/29/96          20,434           21,320
       12/31/96          20,173           20,992
       01/31/97          20,651           21,655
       02/28/97          20,722           21,766
       03/31/97          20,239           21,182
       04/30/97          20,787           21,970
       05/30/97          21,389           22,748
       06/30/97          21,969           23,392
       07/31/97          23,211           24,678
       08/29/97          22,554           23,854
       09/30/97          23,311           24,694
       10/31/97          23,079           24,479
       11/28/97          23,632           25,110
       12/31/97          23,949           25,457
       01/31/98          24,214           25,770
       02/27/98          25,313           26,865
       03/31/98          26,249           27,725
       04/30/98          26,427           27,947
       05/29/98          26,341           27,765
       06/30/98          27,082           28,537
       07/31/98          26,802           28,377
       08/31/98          24,292           26,101
       09/30/98          25,127           27,349
       10/30/98          26,464           28,626
       11/30/98          27,569           29,731
       12/31/98          28,838           30,796
       01/29/99          29,276           31,655
       02/26/99          28,479           30,844
       03/31/99          29,086           31,653
       04/30/99          29,923           32,428
       05/28/99          29,450           31,854
       06/30/99          30,496           32,873
       07/30/99          29,856           32,203
       08/31/99          29,669           32,100
       09/30/99          29,293           31,721
       10/29/99          30,426           32,971
       11/30/99          30,621           33,373
       12/31/99          31,463           34,488
       01/31/00          30,286           33,401
       02/29/00          29,874           33,184
       03/31/00          32,026           35,308
       04/28/00          31,551           34,630
       05/31/00          31,278           34,197
       06/30/00          31,845           34,987
       07/31/00          31,673           34,788
       08/31/00          33,123           36,287
       09/29/00          32,100           35,227
       10/31/00          32,267           35,231
       11/30/00          30,904           33,797
       12/31/00          31,471           34,149

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Federal National Mortgage Assoc.             2.7%              11.1%
U.S. Treasury                                2.2%               3.1%
Pfizer, Inc.                                 1.8%               0.5%
General Electric Co.                         1.6%               3.1%
Citigroup, Inc.                              1.6%               2.2%
Government National Mortgage Assoc.          1.4%               3.4%
Republic of Italy                            1.4%               1.2%
Bank of America Corp.                        1.4%               N/A
Exxon Mobil Corp.                            N/A                1.0%
Cisco Systems, Inc.                          1.2%               2.6%

Average Annual Total Returns*
---------------------------------------------------------------------------
                      Managed        Managed           MorningStar
                       Fund        Benchmark (1)       Peer Group+
                      -------      -------------       -----------
  1 Year               0.03%          -0.99%               2.10%
 3 Years               9.53           10.28                8.39
 5 Years              11.55           12.89               11.47
10 Years              12.15           12.41               12.21

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              23.7%        Consumer Cyclical       5.3%
Governmental           22.7%        Retail                  4.1%
Technology             13.0%        Energy                  4.0%
Health Care            11.0%        Utility                 3.9%
Capital Equipment       7.3%        Consumer Staple         2.8%

(1) The Managed Benchmark represents 50% S&P 500/50% Lehman Brothers Government/Corporate Bond from April 1986 to December 1997 then 60% S&P 500/40% Lehman Brothers Government/Corporate Bond from 1998 to April 1998 and now 60% S&P 500/40% Lehman Brothers Aggregate Bond from May 1998 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Domestic Hybrid investment category.

                                                    Inception: August 31, 1999

 Aggressive Balanced Fund
 Independence Investment Associates, Inc.                    J. Forelli/J. Leu

 Your Fund returned -1.53% compared to -4.07% for your benchmark, outperforming by over 2.5%. The importance of diversification between fixed income and equities, stock selection, risk control, and the benefits of a strong fundamental research team are highlighted during this past year of tremendous uncertainty and unprecedented volatility.
 We were able to add value above the S&P 500 through solid stock selection. During the quarter, health care stocks were especially strong, due to their consistent and reliable earnings growth. Financial stocks such also performed well, driven higher by the sentiment that the Fed will soon begin to cut interest rates. Finally, we also helped the Fund's performance by avoiding very expensive technology stocks.
 The domestic fixed income portion of your Fund matched the Lehman Aggregate index during the quarter. An overweight in agency bonds helped the Fund as spreads tightened and an overweight in the financial and energy sectors also added to performance. However, this advantage was offset by an overweight in BBB securities and the Fund's bar belled structure.
 The pressure on US corporate profits will continue into 2001. We project flat corporate earnings in 2001, followed by a rebound in 2002. We expect US GDP to increase 2% in 2001 after roaring ahead by 5% in 2000. A better environment will unfold later in 2001 as central banks led by the US Fed begin to ease and investors look past the slowdown. We also remain constructive on the fixed income markets. Shorter-term interest rates should decline further as the economy continues to moderate. Looking forward, corporate bonds will be helped by a more accommodative Fed and a steepening yield curve. Deteriorating fundamentals in the short term will make issue and sector selection critical.

                                                        Inception: May 1, 1996

 Global Balanced Fund (Formerly International Balanced Fund)
 Capital Guardian Trust Company                                Management Team

Effective November 1, Capital Guardian Trust Company assumed management of the Fund.
 We began the period slightly underweight equities, and we increased our equity exposure during the quarter. This was not helpful to returns. Within our equity allocation, however, our overweight position in non-U.S. large caps along with good relative returns from our U.S. large-cap Fund softened the blow. Within our U.S. equity Fund, owning significantly less than the index in technology-related stocks was helpful. On the fixed-income side, returns within sectors were good, though our emphasis on corporate securities worked against us.
 Most of our shift into equities has been the result of moving assets away from U.S. fixed income and toward U.S. large caps. Equity valuations in the U.S. have come down significantly in absolute terms as well as relative to other developed markets. At the same time, interest rates have declined more in the U.S. than in other markets, and real yields have moved from the top end of their range to the bottom. These events have brought U.S. equity valuations back to reasonable levels. From a bottom-up view, our analysts are finding attractive opportunities. Today, our U.S. large cap position is only slightly underweight, whereas it was significantly underweight earlier in the year on valuation concerns. We continue to be overweight non-U.S. large caps, U.S. small caps, and emerging markets equity, and underweight non-U.S. small caps.
 While we were early in moving away from U.S. bonds, we believe the market has now fully priced in a major economic slowdown. Non-U.S. bonds, while also underweight, appear relatively more attractive having lagged the U.S. market and due to our belief that the dollar will continue to weaken against the euro. Within our bond Funds we have an emphasis on corporate securities. While government bonds have led the rally, credit spreads have widened, leaving corporate bonds room for improvement.

                                                        Inception: May 1, 1994

 Short-Term Bond Fund
 Independence Investment Associates, Inc.                              Jay Leu

 Interest rates across all maturities continued to fall during the quarter because of evidence of a sharper economic slowdown and equity market jitters. The yield curve continued to "disinvert" with short and intermediate rates falling more than longer term rates on expectations that the Federal Reserve will need to aggressively lower interest rates. The Fund benefited from investing in shorter maturity securities whose yields fell the farthest in the fourth quarter.
 Investment grade corporate bonds underperformed Treasury securities in the fourth quarter. Corporate bonds have been impacted by deteriorating fundamentals as the economy's growth rate slowed significantly. Corporate bonds have been helped by the steepening or "disinverting" of the yield curve as well as by the Federal Reserve's move to an accommodative stance. Corporate bond performance has varied significantly by industry and issuer, though. Within the corporate bond market, the finance sector led the way followed by the utilities and then industrials.
 The Short-Term Bond Fund outperformed its benchmark for the quarter despite the difficult environment for corporate bonds. The Fund continues to benefit from a yield advantage provided by an overweight in corporate and asset-backed securities relative to the benchmark. The Fund also benefited from its overweight in asset-backed securities that outperformed corporate bonds. Our individual securities held in the Fund outperformed relative to the average corporate bond in the benchmark. Strong performers included: Gulf Canada, BankBoston, Donaldson, Lufkin, and Jenrette, Philip Morris, and FNMA.
 Looking forward, corporate bonds will be helped by attractive valuations, a more accommodative Federal Reserve, and a steepening yield curve. Deteriorating fundamentals in the short term will make issue and sector selection critical. We believe short maturity corporate bonds and asset-backed securities are attractively priced relative to Treasury securities and we will continue to overweight them.

                                                        Inception: May 1, 1998

 Bond Index Fund
 Mellon Bond Associates, LLP                                    Gregory Curran


 The Fund continues to meet its investment objective: to match the performance of the Lehman Brothers Government Credit Index, which includes U.S. dollar-based, fixed-coupon debt from the U.S. Government, its agencies and investment-grade corporations. Performance net of fees for the portfolio was 2.03% for December, 4.59% for the fourth quarter, 11.81% for the year. Corresponding returns for the benchmark were 1.97%, 4.37%, and 11.84%. The Fund uses a representative sample of issues selected through proprietary quantitative techniques. Selected issues have the best risk-adjusted expected return and, as a group, match the characteristics of the 4,750 issues in the Index including price sensitivity, industry, and quality exposures. An indexed portfolio typically eliminates many risks associated with active management and has lower fees and expenses.
 Recent changes in supply of debt to the investment grade fixed income markets are being reflected in the Lehman Brothers Government Credit Index, and therefore in the portfolio as well. As the Treasury Department decreases the new issuance of Treasury notes and bonds due to the budget surplus, the representation in the Index has decreased. Treasuries were 51.53% of the Index on December 31, 1999 and were only 43.58% of the Index on December 31, 2000. We expect this trend to continue. The Government Sponsored Enterprises, particularly Fannie Mae and Freddie Mac, have increased the size and liquidity of their issuance to fund their portfolio growth and as an attempt to become the replacement asset class of choice for Treasury investors. Agencies were 14.46% of the Index of the end of 1999 and were 17.62% of the Index at year end 2000. Corporates have grown from 34.02% of the Index to 38.80% because of the addition of 144A's to the Index in June and increased issuance in the Telecom sector as they funded the purchase of licenses to expand their businesses.

                                                     Inception: March 29, 1986

 Active Bond Fund (Formerly Sovereign Bond Fund)
 John Hancock Advisers, Inc.                                          James Ho

 During the quarter the Fund gained 3.84%, underperforming the Lehman Aggregate Index at 4.21%. YTD the Fund performed well on an absolute basis, returning 10.45%, though underperforming the index return of 11.63%. Underperformance can be attributed to the Fund's bias towards spread product, as most spread sectors underperformed Treasuries for both periods. Treasuries had their best year of performance since 1995. Our underweight position in this sector relative to the benchmark, for both the quarter and year, detracted from performance results. The Fund's overweight position in corporate bonds relative to the index detracted from performance results for both the quarter and 2000.
 With the unexpected and aggressive rate cut on January 3rd, the Fed effectively put a floor under the economy and the risk of recession is greatly reduced. Given an expected upturn in the economy later in 2001 in response to this stimulus action, we think interest rates may be close to bottom. We plan to use periods of market strength to reduce interest rate sensitivity by shortening duration. With a backdrop of a stronger economy expected, we plan to reduce our defensive stance. We'll likely reduce our Treasury holdings and asset backed securities and increase investments in the high-yield sector, which currently offers very attractive values and yields. We'll also look for attractive values among lower-rated investment grade issues. Additionally, we're likely to move away from defensive industry sectors-- such as energy, health care and utilities-in favor of more economically sensitive sectors such as autos, home building and financials. Our neutral weighting in mortgage securities is likely to remain constant, and we will emphasize prepayment-resistant securities with coupons of between 6% and 7%. Emerging markets may present opportunities, especially if the U.S. economy rebounds.


                                                      [GRAPH]

            Active Bond  Active Bond                 Active Bond  Active Bond
               Fund       Benchmark                     Fund       Benchmark

  12/31/90    $10,000       $10,000        01/31/96    $16,299       $16,061
  01/31/91     10,081        10,112        02/29/96     15,986        15,721
  02/28/91     10,204        10,199        03/31/96     15,888        15,589
  03/31/91     10,298        10,269        04/30/96     15,808        15,481
  04/30/91     10,448        10,387        05/31/96     15,804        15,455
  05/31/91     10,526        10,436        06/30/96     15,964        15,662
  06/30/91     10,534        10,425        07/31/96     16,015        15,698
  07/31/91     10,648        10,556        08/31/96     16,027        15,660
  08/31/91     10,889        10,799        09/30/96     16,317        15,939
  09/30/91     11,110        11,025        10/31/96     16,664        16,311
  10/31/91     11,219        11,123        11/30/96     16,925        16,611
  11/30/91     11,313        11,234        12/31/96     16,868        16,426
  12/31/91     11,666        11,613        01/31/97     16,931        16,446
  01/31/92     11,553        11,441        02/28/97     17,011        16,481
  02/29/92     11,583        11,501        03/31/97     16,831        16,284
  03/31/92     11,554        11,438        04/30/97     17,061        16,522
  04/30/92     11,628        11,507        05/31/97     17,253        16,676
  05/31/92     11,822        11,730        06/30/97     17,479        16,876
  06/30/92     11,976        11,902        07/31/97     18,003        17,392
  07/31/92     12,265        12,207        08/31/97     17,826        17,198
  08/31/92     12,398        12,316        09/30/97     18,115        17,468
  09/30/92     12,565        12,483        10/31/97     18,271        17,747
  10/31/92     12,412        12,292        11/30/97     18,372        17,841
  11/30/92     12,374        12,281        12/31/97     18,573        18,028
  12/31/92     12,559        12,492        01/31/98     18,828        18,283
  01/31/93     12,783        12,765        02/28/98     18,812        18,246
  02/28/93     13,049        13,030        03/31/98     18,919        18,303
  03/31/93     13,121        13,075        04/30/98     19,011        18,394
  04/30/93     13,203        13,175        05/31/98     19,180        18,591
  05/31/93     13,196        13,169        06/30/98     19,364        18,781
  06/30/93     13,467        13,468        07/31/98     19,400        18,796
  07/31/93     13,581        13,554        08/31/98     19,591        19,162
  08/31/93     13,868        13,865        09/30/98     20,040        19,710
  09/30/93     13,936        13,914        10/31/98     19,852        19,570
  10/31/93     13,951        13,971        11/30/98     20,043        19,688
  11/30/93     13,846        13,813        12/31/98     20,102        19,735
  12/31/93     13,911        13,874        01/31/99     20,287        19,875
  01/31/94     14,114        14,082        02/28/99     19,871        19,402
  02/28/94     13,855        13,775        03/31/99     20,013        19,499
  03/31/94     13,561        13,438        04/30/99     20,076        19,548
  04/30/94     13,440        13,326        05/31/99     19,859        19,346
  05/31/94     13,417        13,302        06/30/99     19,809        19,286
  06/30/94     13,404        13,271        07/31/99     19,769        19,232
  07/31/94     13,621        13,537        08/31/99     19,730        19,217
  08/31/94     13,654        13,542        09/30/99     19,906        19,390
  09/30/94     13,495        13,338        10/31/99     19,946        19,462
  10/31/94     13,473        13,323        11/30/99     20,016        19,460
  11/30/94     13,448        13,299        12/31/99     19,913        19,366
  12/31/94     13,554        13,387        01/31/00     19,830        19,302
  01/31/95     13,812        13,644        02/29/00     20,053        19,536
  02/28/95     14,143        13,960        03/31/00     20,256        19,794
  03/31/95     14,253        14,054        04/30/00     20,178        19,736
  04/30/95     14,459        14,249        05/31/00     20,160        19,727
  05/31/95     15,081        14,846        06/30/00     20,583        20,137
  06/30/95     15,211        14,965        07/31/00     20,748        20,320
  07/31/95     15,145        14,907        08/31/00     21,062        20,615
  08/31/95     15,320        15,098        09/30/00     21,181        20,745
  09/30/95     15,474        15,252        10/31/00     21,293        20,882
  10/31/95     15,726        15,476        11/30/00     21,576        21,224
  11/30/95     15,960        15,731        12/31/00     21,994        21,619
  12/31/95     16,203        15,962


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Government National Mortgage Assoc.        25.9%              22.1%
U.S. Treasury                              11.4%              18.4%
Federal National Mortgage Assoc.            8.8%              10.4%
GMAC Commercial Mortgage Securities, Inc.   1.4%               1.4%
Peco Energy Transition Trust                1.3%               0.3%
Hydro-Quebec                                1.1%               1.1%
Amresco Residential Securities              1.0%               1.0%
Morgan Stanley Capital                      1.0%               N/A
UCFC Home Equity Loan                       1.0%               1.5%
Cleveland Electric Illuminating Co.         0.8%               0.8%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Active Bond     Active Bond        MorningStar
                       Fund         Benchmark(1)       Peer Group+
                     --------     ---------------      -----------
  1 Year               10.45%          11.63%              8.21%
 3 Years                5.80            6.24               4.86
 5 Years                6.30            6.25               5.69
10 Years                8.20            7.62               7.80

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------
Credit Quality                     Duration
--------------                     --------
Short Term              5.30%      less than 1 Year        5.30%
AAA                    44.80%      1-3  Years              0.30%
AA                      8.0%       3-5  Years              0.00%
A                      13.80%      5-10 Years             86.60%
BBB                    15.40%      greater than 10 Years   7.80%
BB                      8.80%
B                       3.50%
Below B                 0.00%
NR/NA                   0.40%

(1) The Active Bond Benchmark represents the Lehman Brothers Government/ Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having an Intermediate Term Bond investment category.

                                                      Inception: June 30, 2000

 Core Bond Fund
 Federated Investment Management Company       Balestrino/Ellenberger/Durbiano


 The 6 months ended December 31, 2000 were very profitable for bond investors as interest rates fell precipitously on weak economic growth. The bond market typically thrives on bad economic news as interest rates fall and, conversely, bond prices rise.
 Interest rates generally fell 50 to 125 basis points over the past three months. Intermediate interest rates, such as the 2-year and 5-year Treasury yields, experienced the greatest declines, falling 127 and 121 basis points, respectively. This steep decline in the "belly of the yield curve" benefited the Core Bond Fund, given that it has the bulk of investments in the 2 to 10 year maturity area. The Federal Reserve Board held monetary policy steady throughout the whole period, causing the yield curve to be quite inverted with long-term interest rates lower than short-term rates.
 In terms of relative fixed income sector performance, the six months demonstrated a preference for Treasury securities and other high quality, highly liquid securities over less liquid or lower quality securities. The higher quality spread sectors performed relatively well, while the lower quality sectors underperformed the treasury market. The lower quality sectors were undoubtedly dragged down by stock market volatility and nervousness that spread worldwide. The election-results stalemate also caused quite a bit of concern to the equity, high yield and investment-grade corporate markets.
 The Fund outperformed the Lehman Brothers Aggregate Bond Index returning 4.11% during the fourth quarter of 2000 versus 4.21% for the benchmark. The NAV of the Fund ended the quarter at $10.33 per share versus $10.00 at initiation of the Fund on June 30, 2000.
 For the six months, outperformance of the Fund versus the benchmark can be attributed to positioning on the yield curve and security selection. Sector allocation was a drag on the Fund for the quarter due to the overweight in corporates and mortgage-backed securities, which performed relatively poorly during the quarter. Duration stance was a slight negative for the six months. Yield curve stance and security selection were definite positives to the Fund, from holdings in 20-year Treasuries, Tosco, United Airlines, USA Waste, Enterprise Oil, Lockheed Martin, Clear Channel Communications, and Inco.





                                         [GRAPH]
                                                       Lehmen Brothers
                             Core Bond Fund          Aggregate Bond Index
        6/30/00                   9,990                     10,208
        7/31/00                  10,076                     10,301
        8/31/00                  10,214                     10,450
        9/30/00                  10,278                     10,516
       10/31/00                  10,339                     10,586
       11/30/00                  10,511                     10,759
       12/31/00                  10,700                     10,959

Top Ten Holdings (as of December 31, 2000)
------------------------------------------------------------------------------
--
                                           % of               six months ago
                                       investments           % of investments

Federal National Mortgage Assoc.          34.5%                    N/A
U.S. Treasury                             15.4%                    N/A
Federal Home Loan Mortgage Corp.           9.3%                    N/A
Government National Mortgage Assoc.        3.8%                    N/A
TOSCO Corp.                                2.1%                    N/A
United Airlines                            2.0%                    N/A
National Bank of Canada                    2.0%                    N/A
Target Corp.                               2.0%                    N/A
Hertz Corp.                                2.0%                    N/A
International Speedway Corp.               2.0%                    N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
--

                           Core Bond Fund     Lehman Brothers       MorningStar
                                            Aggregate Bond Index    Peer Group+
                           --------------   --------------------    ----------
-
Since Inception (6/30/00)       7.00%              7.36%                N/A


Fund Composition (as of December 31, 2000)
------------------------------------------------------------------------------
--

Credit Quality                      Duration
--------------                      --------
Short Term             2.54%
AAA                   67.09%        Less than 1 Year             6.35%
AA                     1.46%        1-3  Years                  34.11%
A                     15.38%        3-5  Years                  26.13%
BBB                   12.82%        5-10 Years                  23.47%
BB                     0.00%        Greater than 10 Years        9.94%
B                      0.71%
* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerate extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Intermediate Term Bond investment category.

                                                        Inception: May 1, 1998

 High Yield Bond Fund
 Wellington Management Company, LLP                      Crawford/Smith/McEvoy

 During the quarter, the Fund decreased by -8.8% compared to a -5.24% return of the Lehman High Yield Index.
 In the fourth quarter of 2000, the US high yield market, as measured by the Lehman HY Index, had a return of -5.2%. This performance lagged the 4.2% return of investment grade bonds, as measured by the Lehman Brothers Aggregate Index. This underperformance of the high yield market versus higher quality bonds came from the widening of the spread of high yield versus the 10-year treasury from 707 basis points on September 30 to 934 basis points on December 31, 2000. This widening of spreads was due to equity market volatility, corporate earnings warnings, high yield mutual Fund outflows, and default rates. However, the high yield market did stabilize in December, matching the 1.9% performance of the Lehman Aggregate. December's high yield market rebound was attributed to high yield spreads widening to their most attractive levels in nearly 10 years and prospects for improving liquidity conditions.
 Within high yield, lower quality ("B- rated") bonds continued to lag higher quality bonds ("BB-rated") throughout the quarter.
 During the quarter, we continued to adhere to our long-running preference for issuers that have recurring revenue from repeat customers. To that end, health care, media/entertainment, and cable continue to be the three largest industry weightings in the Fund.

                                                        Inception: May 1, 1996

 Global Bond Fund
 Capital Guardian Trust Company                                Management Team

Effective November 1, Capital Guardian Trust Company assumed management of the Fund.
 The Fund's slight overweight in U.S. bonds certainly added to overall performance. Because we maintained our belief that there is little upside potential in Japanese bonds, our underweight in Japan during the quarter hurt Fund returns.
 As has been the case for most of the year, exposure to corporate bonds in the U.S. and Europe also hurt returns. Credit spreads continued to widen in even the highest quality, most liquid sectors as corporate earnings downgrades stung the markets. Additionally, spread widening in Europe was worse than the U.S. due to liquidity concerns. Following the change in Fed policy in December, however, corporate bonds showed signs of meaningful improvement.
 The global government bond markets have priced in the beginning of a central bank easing cycle. Despite the evidence of a slowdown in the global economy, we believe there is little chance of an economic hard landing. With U.S. government bonds becoming richly valued we will look for opportunities to add quality corporate credits to the Fund. We will also continue to evaluate our overweight position in the euro and add to our exposure as warranted. Finally, based on the very attractive yield spreads available in corporate bonds globally, we expect them to measurably outperform government bonds in 2001.

                                                     Inception: March 29, 1986

 Money Market Fund
 John Hancock Life Insurance Co.                             Peter Mitsopoulos


 The Federal Reserve's monetary tightening actions starting in 1999 continued as we entered 2000, but by mid-year the Fed abandoned further rate increases as the economy showed signs of weakness. The Fed Funds target rate stood at 6.50% and the Fed remained on hold through December 31. Just a few days after the New Year, however, the Fed enacted a 50 basis point reduction in the rate to 6.0%. During the first half of the year we shortened the fund's weighted average maturity (WAM) in order to capture higher yields under the tightening policy. The WAM of the Fund was approximately 45 days at year-end 1999 and had reached a low of 21 days in late April. We made efforts to push the level into the 30 day to 40 day range for the later part of the year given growing expectations for an end to fed tightening and ended the year with a WAM of 31 days.
 The Fund performed generally in-line with expectations during the year. We had become more cautious in our acquisition of adjustable rate securities because of two factors: They were becoming more expensive and some of the more active issuers were developing credit concerns. The Fund ended with only a 16% position versus 22% at year-end 1999. The market continues to make it difficult to pick up any appreciable yield differential by going out beyond one or two months. However, when we see value out on the curve, we will acquire securities in an effort to lock in yield and increase the Fund's weighted average maturity.
 The Fund is invested primarily in commercial paper (78%), adjustable rate notes (16%) with other money market securities making up the balance.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                 Emerging
                          Large Cap   Fundamental Aggressive  Active             Markets   International International
                            Growth      Growth     Balanced    Bond    CORE Bond  Equity   Equity Index     Equity
                          ----------  ----------- ---------- --------  --------- --------  ------------- -------------
ASSETS
Long-Term Investments at
cost....................  $1,127,776    $49,497    $20,328   $768,472   $5,100   $41,395     $ 183,681      $15,406
Net unrealized
appreciation
(depreciation) of
investments.............      14,405     (5,942)       182     12,367      166   (12,835)        4,768         (699)
Short-Term Investments
at market...............      10,374      2,023      1,853     50,033       69     2,076         5,935          800
                          ----------    -------    -------   --------   ------   -------     ---------      -------
 Total Investments......   1,152,555     45,578     22,363    830,872    5,335    30,636       194,384       15,507
Cash....................                                        1,258                428                        203
Receivable for:
 Investments sold.......                    544                                      153           541
 Fund shares sold.......                    165         15                  21                                   25
 Interest...............                                69     11,939       73
 Dividends..............         667          7         16                            26           230           22
 Unrealized appreciation
 in forward foreign
 currency contracts.....                                                                            63
                          ----------    -------    -------   --------   ------   -------     ---------      -------
 TOTAL ASSETS...........   1,153,222     46,294     22,463    844,069    5,429    31,243       195,218       15,757
LIABILITIES
Payables for:
 Due to custodian.......           1
 Investments purchased..       5,558        164      1,506      1,258                 60                         24
 Fund shares purchased..          84                              292                131             3
 Futures contracts
 variation margin.......                                                                            18            3
 Other liabilities......         792         16         16        220        1        42           185           14
                          ----------    -------    -------   --------   ------   -------     ---------      -------
 TOTAL LIABILITIES......       6,435        180      1,522      1,770        1       233           206           41
                          ----------    -------    -------   --------   ------   -------     ---------      -------
NET ASSETS..............  $1,146,787    $46,114    $20,941   $842,299   $5,428   $31,010     $ 195,012      $15,716
                          ==========    =======    =======   ========   ======   =======     =========      =======
Shares of beneficial
interest outstanding....      60,719      3,684      2,046     89,197      525     4,629        12,668        1,595
                          ----------    -------    -------   --------   ------   -------     ---------      -------
Net asset value per
share...................  $    18.89    $ 12.52    $ 10.24   $   9.44   $10.33   $  6.70     $   15.39      $  9.85
                          ==========    =======    =======   ========   ======   =======     =========      =======
Composition of net
assets:
 Capital Paid in........   1,172,736     54,265     21,000    862,827    5,259    47,462       190,658       16,478
 Accumulated net
 realized gain (loss) on
 investments............     (40,354)    (2,209)      (243)   (38,924)            (3,468)          150          (58)
 Undistributed
 (distribution in excess
 of) net investment
 income (loss)..........                                 2      6,029        3      (151)        (441)           20
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............      14,405     (5,942)       182     12,367      166   (12,835)        4,768         (699)
 Foreign currency
 translation............                                                               2            47           (2)
 Futures contracts......                                                                          (170)         (23)
                          ----------    -------    -------   --------   ------   -------     ---------      -------
Net Assets..............  $1,146,787    $46,114    $20,941   $842,299   $5,428   $31,010     $ 195,012      $15,716
                          ==========    =======    =======   ========   ======   =======     =========      =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Small Cap   Global   Mid Cap   Mid Cap Large Cap Large Cap  American Leaders Large/Mid
                           Growth    Balanced   Growth    Blend    Value   Value CORE Large Cap Value  Cap Value
                          ---------  --------  --------  ------- --------- ---------- ---------------- ---------
ASSETS
Long-Term Investments at
cost....................  $237,946   $27,948   $426,286  $19,357 $179,326   $15,509        $5,383       $13,535
Net unrealized
appreciation
(depreciation) of
investments.............    (9,242)     (552)   (59,334)   1,370   16,076       697           373         1,531
Short-Term Investments
at market...............     6,544       800     26,942      409   10,401     1,701           246           461
                          --------   -------   --------  ------- --------   -------        ------       -------
 Total Investments......   235,248    28,196    393,894   21,136  205,803    17,907         6,002        15,527
Cash....................                 152        105                         143
Receivable for:
 Investments sold.......       368         4      1,421                                                      81
 Fund shares sold.......                  31                 114       75       104            21           150
 Interest...............                 301
 Dividends..............        31        25                  20      276        22             7            15
 Unrealized appreciation
 in forward foreign
 currency contracts.....
                          --------   -------   --------  ------- --------   -------        ------       -------
 TOTAL ASSETS...........   235,647    28,709    395,420   21,270  206,154    18,176         6,030        15,773
LIABILITIES
Payables for:
 Due to custodian.......                                                2
 Investments purchased..       293       161        240             1,607                                    36
 Fund shares purchased..       755                1,120
 Other liabilities......        57        21         72       11       10        12             1             9
                          --------   -------   --------  ------- --------   -------        ------       -------
 TOTAL LIABILITIES......     1,105       182      1,432       11    1,619        12             1            45
                          --------   -------   --------  ------- --------   -------        ------       -------
NET ASSETS..............  $234,542   $28,527   $393,988  $21,259 $204,535   $18,164        $6,029       $15,728
                          ========   =======   ========  ======= ========   =======        ======       =======
Shares of beneficial
interest outstanding....    17,409     3,076     25,254    1,753   14,225     1,743           563         1,360
                          --------   -------   --------  ------- --------   -------        ------       -------
Net asset value per
share...................  $  13.47   $  9.27   $  15.60  $ 12.12 $  14.38   $ 10.42        $10.71       $ 11.57
                          ========   =======   ========  ======= ========   =======        ======       =======
Composition of net
assets:
 Capital Paid in........   256,144    29,929    494,657   20,346  188,660    17,535         5,656        14,276
 Accumulated net
 realized gain (loss) on
 investments............   (12,360)     (201)  (41,335)    (457)    (252)       (68)                        (79)
 Undistributed
 (distribution in excess
 of) net investment
 income.................                (667)                          51
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............    (9,242)     (552)   (59,334)   1,370   16,076       697           373         1,531
 Foreign currency
 translation............                  18
                          --------   -------   --------  ------- --------   -------        ------       -------
Net Assets..............  $234,542   $28,527   $393,988  $21,259 $204,535   $18,164        $6,029       $15,728
                          ========   =======   ========  ======= ========   =======        ======       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Money    Mid Cap   Small/Mid Cap  Bond        Large Cap     Small/Mid Cap Small/Mid Cap Real Estate
                          Market    Value       Growth      Index   Aggressive Growth     CORE          Value       Equity
                         --------  --------  ------------- -------  ----------------- ------------- ------------- -----------
ASSETS
Long-Term Investments
at cost................            $103,554    $176,651    $61,775       $28,690         $20,277       $28,089     $132,782
Net unrealized
appreciation
(depreciation) of
investments............              18,934       3,509        698        (3,085)            281          (143)      21,083
Short-Term Investments
at market..............  $489,445     6,504      10,456      1,167         1,122             800           975        4,220
                         --------  --------    --------    -------       -------         -------       -------     --------
 Total Investments.....   489,445   128,992     190,616     63,640        26,727          21,358        28,921      158,085
Cash...................         1                                              1             218            20
Receivable for:
 Investments sold......                           1,366                                                                 106
 Fund shares sold......     5,891       180          62         64            71              64           508          332
 Interest..............     1,598                            1,091
 Dividends.............                  80          38                        6              27            21          992
                         --------  --------    --------    -------       -------         -------       -------     --------
 TOTAL ASSETS..........   496,935   129,252     192,082     64,795        26,805          21,667        29,470      159,515
LIABILITIES
Payables for:
 Investments purchased.                           2,024                      550                            20          637
 Futures contracts
 variation margin......                                                                       16
 Other liabilities.....        82        19          48         27            11              15            14           67
                         --------  --------    --------    -------       -------         -------       -------     --------
 TOTAL LIABILITIES.....        82        19       2,072         27           561              31            34          704
                         --------  --------    --------    -------       -------         -------       -------     --------
NET ASSETS.............  $496,853  $129,233    $190,010    $64,768       $26,244         $21,636       $29,436     $158,811
                         ========  ========    ========    =======       =======         =======       =======     ========
Shares of beneficial
interest outstanding...    49,685     8,819      13,866      6,648         2,758           2,204         2,515       11,617
                         --------  --------    --------    -------       -------         -------       -------     --------
Net asset value per
share..................  $  10.00  $  14.65    $  13.70    $  9.74       $  9.52         $  9.82       $ 11.70     $  13.67
                         ========  ========    ========    =======       =======         =======       =======     ========
Composition of net
assets:
 Capital Paid in.......   496,853   111,999     186,447     64,748        30,148          21,435        29,574      136,878
 Accumulated net
 realized gain (loss)
 on investments........       (92)   (1,700)         24       (723)         (819)           (112)            5         (87)
 Undistributed
 (distribution in
 excess of) net
 investment income.....        92                               45                                                      936
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........              18,934       3,509        698        (3,085)            281          (143)      21,083
 Foreign currency
 translation...........                                                                                                   1
 Futures contracts.....                                                                       32
                         --------  --------    --------    -------       -------         -------       -------     --------
Net Assets.............  $496,853  $129,233    $190,010    $64,768       $26,244         $21,636       $29,436     $158,811
                         ========  ========    ========    =======       =======         =======       =======     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                           Growth &               Short-Term Small Cap  International  Equity   High Yield Global
                            Income     Managed       Bond     Equity    Opportunities  Index       Bond     Bond
                          ----------  ----------  ---------- ---------  ------------- --------  ---------- -------
ASSETS
Long-Term Investments at
cost....................  $3,093,579  $2,733,012   $77,268   $ 81,153     $119,383    $491,247   $29,399   $62,664
Net unrealized
appreciation
(depreciation) of
investments.............     167,294     189,423       309    (13,694)      (4,033)     15,336    (5,393)    2,743
Short-Term Investments
at market...............     106,957     242,351     1,289      3,191        3,919      18,699     1,127     1,716
                          ----------  ----------   -------   --------     --------    --------   -------   -------
 Total Investments......   3,367,830   3,164,786    78,866     70,650      119,269     525,282    25,133    67,123
Cash....................                     512                               761          68        29
Receivable for:
 Investments sold.......       2,711      57,348                                                                 3
 Fund shares sold.......                               147                                 268        77
 Interest...............                  16,640     1,129                                           775     1,802
 Dividends..............       2,683       1,627                   39          147         428
 Futures contracts
 variation margin.......                     175
 Unrealized appreciation
 in forward foreign
 currency contracts.....                   3,780                                                                21
                          ----------  ----------   -------   --------     --------    --------   -------   -------
 TOTAL ASSETS...........   3,373,224   3,244,868    80,142     70,689      120,177     526,046    26,014    68,949
LIABILITIES
Payables for:
 Due to custodian.......
 Investments purchased..      46,640     238,293                  175                                 29
 Fund shares purchased..         466       1,091                  480           30                              34
 Futures contracts
 variation margin.......                                                                   241
 Unrealized depreciation
 in forward foreign
 currency contracts.....                   8,831                                                               434
 Other liabilities......       1,130         859        33          3          113         146         7         8
                          ----------  ----------   -------   --------     --------    --------   -------   -------
 TOTAL LIABILITIES......      48,236     249,074        33        658          143         387        36       476
                          ----------  ----------   -------   --------     --------    --------   -------   -------
NET ASSETS..............  $3,324,988  $2,995,794   $80,109   $ 70,031     $120,034    $525,659   $25,978   $68,473
                          ==========  ==========   =======   ========     ========    ========   =======   =======
Shares of beneficial
interest outstanding....     234,464     216,688     8,122      7,661       10,128      29,793     3,543     6,623
                          ----------  ----------   -------   --------     --------    --------   -------   -------
Net asset value per
share...................  $    14.18  $    13.82   $  9.86   $   9.14     $  11.85    $  17.64   $  7.33   $ 10.34
                          ==========  ==========   =======   ========     ========    ========   =======   =======
Composition of net
assets:
 Capital Paid in........   3,184,314   2,754,839    81,811     83,810      124,544     511,015    32,140    67,985
 Accumulated net
 realized gain (loss) on
 investments............     (26,620)      7,732    (2,145)      (100)        (469)       (119)     (796)   (3,395)
 Undistributed
 (distribution in excess
 of) net investment
 income.................                  47,075       134         15                                 27     1,463
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............     167,294     189,423       309    (13,694)      (4,033)     15,336    (5,393)    2,743
 Foreign currency
 translation............                  (4,920)                               (8)                           (323)
 Futures contracts......                   1,645                                          (573)
                          ----------  ----------   -------   --------     --------    --------   -------   -------
Net Assets..............  $3,324,988  $2,995,794   $80,109   $ 70,031     $120,034    $525,659   $25,978   $68,473
                          ==========  ==========   =======   ========     ========    ========   =======   =======

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                                                                          Emerging
                          Large Cap  Fundmental Aggressive Active   CORE  Markets   International International
                           Growth      Growth    Balanced   Bond    Bond*  Equity   Equity Index     Equity
                          ---------  ---------- ---------- -------  ----- --------  ------------- -------------
INVESTMENT INCOME
 Income
 Interest...............  $   1,135   $   129     $ 268    $60,911  $178  $    112    $    357       $    53
 Dividends (Note B).....      6,567        40       139                        334       2,899           175
 Securities lending.....        130                            162                         172
                          ---------   -------     -----    -------  ----  --------    --------       -------
                              7,832       169       407     61,073   178       446       3,428           228
 Expenses
 Investment advisory fee
 (Note C)...............      4,956       249       104      2,573    18       524         354           139
 Auditors fees..........        102         2         1         59               3          16             1
 Custodian fees.........        401        19        29        357             529         346           102
 Fidelity Bond fees.....          1                              1
 Legal fees.............         22                             13               1           4
 Printing & mailing
 fees...................        909        16         3        580     1         8          34             3
 Trustees fees..........         22                             13               1           4
 Other fees.............          9         2                    5                           6             1
                          ---------   -------     -----    -------  ----  --------    --------       -------
                              6,422       288       137      3,601    19     1,066         764           246
 Less expenses
 reimbursed (Note C)....                   10        18        202             500         196            92
                          ---------   -------     -----    -------  ----  --------    --------       -------
                              6,422       278       119      3,399    19       566         568           154
                          ---------   -------     -----    -------  ----  --------    --------       -------
Net Investment Income
(Loss)..................      1,410      (109)      288     57,674   159      (120)      2,860            74
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments............    101,421     2,219      (221)   (11,679)   27      (614)      6,657           454
 Increase in unrealized
 appreciation
 (depreciation) of:
 Investments............   (356,204)   (8,121)     (433)    36,205   166   (21,121)    (51,096)       (2,652)
 Foreign currency
 translation............                                                       144          70            (2)
 Futures................                                      (177)                       (559)          (43)
                          ---------   -------     -----    -------  ----  --------    --------       -------
 Net realized and
 unrealized gain (loss)
 on investments.........   (254,783)   (5,902)     (654)    24,349   193   (21,591)    (44,928)       (2,243)
                          ---------   -------     -----    -------  ----  --------    --------       -------
 Net increase (decrease)
 in net assets resulting
 from operations .......  $(253,373)  $(6,011)    $(366)   $82,023  $352  $(21,711)   $(42,068)      $(2,169)
                          =========   =======     =====    =======  ====  ========    ========       =======

(*) Commenced investment operations on June 30, 2000
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                       Small Cap   Global    Mid Cap   Mid Cap Large Cap Large Cap  American Leaders Large/Mid Cap  Money
                        Growth    Balanced   Growth     Blend    Value   Value CORE Large Cap Value*     Value     Market
                       ---------  --------  ---------  ------- --------- ---------- ---------------- ------------- -------
INVESTMENT INCOME
 Income
 Interest............  $    306   $   707   $   1,570  $   23   $   442     $ 35          $  9          $   18     $26,023
 Dividends (Note B)..       122       272         141     121     4,257      226            48             169
 Securities lending..       418                   506                24
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
                            846       979       2,217     144     4,723      261            57             187      26,023
 Expenses
 Investment advisory
 fee (Note C)........     1,965       261       4,303      84     1,222       82            22              88       1,026
 Auditors fees.......        19         2          39       1        11        1                             1          28
 Custodian fees......       127       100         140      30        68       36                            36          91
 Fidelity Bond fees..                               1
 Legal fees..........         4         1           9                 3                                                  7
 Printing & mailing
 fees................        31        12          24       1                  1             1               1          37
 Trustees fees.......         4         1           9                 2                                                  6
 Other fees..........         4                     3                 1                                                  1
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
                          2,154       377       4,528     116     1,307      120            23             126       1,196
 Less expenses
 reimbursed (Note C).                  86                  21                 27                            29
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
                          2,154       291       4,528      95     1,307       93            23              97       1,196
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
Net Investment Income
(Loss)...............    (1,308)      688      (2,311)     49     3,416      168            34              90      24,827
REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments.........    (9,498)     (789)     (7,215)    324     7,226       79            18             103
 Increase in
 unrealized
 appreciation
 (depreciation) of:
 Investments.........   (67,925)   (2,824)   (229,686)  1,064    11,967      627           373           1,310
 Foreign currency
 translation.........                  86
 Futures.............                                                         (8)
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
 Net realized and
 unrealized gain
 (loss) on
 investments.........   (77,423)   (3,527)   (236,901)  1,388    19,193      698           391           1,413
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
 Net increase
 (decrease) in net
 assets resulting
 from operations ....  $(78,731)  $(2,839)  $(239,212) $1,437   $22,609     $866          $425          $1,503     $24,827
                       ========   =======   =========  ======   =======     ====          ====          ======     =======

(*) Commenced investment operations on June 30, 2000
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Mid Cap Small/Mid   Bond       Large Cap     Small/Mid Cap Small/Mid Cap Real Estate
                           Value  Cap Growth Index   Aggressive Growth     CORE          Value       Equity
                          ------- ---------- ------  ----------------- ------------- ------------- -----------
INVESTMENT INCOME
 Income
 Interest...............  $   221  $   489   $3,416       $    55          $  44        $   31       $   174
 Dividends (Note B).....    1,080      644                     95            195           127         9,360
 Securities lending.....       34       72
                          -------  -------   ------       -------          -----        ------       -------
                            1,335    1,205    3,416           150            239           158         9,534
 Expenses
 Investment advisory fee
 (Note C)...............      830    1,382       73           214            131           127           946
 Auditors fees..........        7       13        3             2              1             1            10
 Custodian fees.........       52       74       48            29             67            43            42
 Legal fees.............        1        3                                                                 2
 Printing & mailing
 fees...................        9       95        7             4              2             1            74
 Trustees fees..........        2        3        1                                                        2
 Other fees.............        1        1                                     1                           2
                          -------  -------   ------       -------          -----        ------       -------
                              902    1,571      132           249            202           172         1,078
 Less expenses
 reimbursed (Note C)....                         11            11             54            32
                          -------  -------   ------       -------          -----        ------       -------
                              902    1,571      121           238            148           140         1,078
                          -------  -------   ------       -------          -----        ------       -------
Net Investment Income
(Loss)..................      433     (366)   3,295           (88)            91            18         8,456
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments ...........   12,793   18,384     (532)         (648)           669         3,781         4,057
 Increase in unrealized
 appreciation
 (depreciation) of:
 Investments............   13,928   (2,257)   2,964        (5,205)          (561)         (223)       25,633
 Foreign currency
 translation............                                                                                   1
 Futures................                                                      25
                          -------  -------   ------       -------          -----        ------       -------
 Net realized and
 unrealized gain (loss)
 on investments.........   26,721   16,127    2,432        (5,853)           133         3,558        29,691
                          -------  -------   ------       -------          -----        ------       -------
 Net increase (decrease)
 in net assets resulting
 from operations .......  $27,154  $15,761   $5,727       $(5,941)         $ 224        $3,576       $38,147
                          =======  =======   ======       =======          =====        ======       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Growth &             Short-Term Small Cap International  Equity   High Yield Global
                           Income    Managed      Bond     Equity   Opportunities  Index       Bond     Bond
                          ---------  --------  ---------- --------- ------------- --------  ---------- ------
INVESTMENT INCOME
 Income
 Interest...............  $   3,666  $ 83,116    $4,870    $   120    $    281    $    336   $ 2,348   $3,593
 Dividends (Note B).....     44,115    22,600                1,479       1,049       6,368        11
 Securities lending.....        255       391         7                     53                             19
                          ---------  --------    ------    -------    --------    --------   -------   ------
                             48,036   106,107     4,877      1,599       1,383       6,704     2,359    3,612
 Expenses
 Investment advisory fee
 (Note C)...............     12,188    12,069       221        602         820         682       159      468
 Auditors fees..........        283       230         4          5           7          35         2        5
 Custodian fees.........      1,038     1,017        35         52         177         165        48       61
 Fidelity Bond fees.....          4         3
 Legal fees.............         64        52         1          1           1           7                  1
 Printing & mailing
 fees...................      1,796     1,358                   40          65          73         4       59
 Trustees fees..........         61        49         1          1           2           8         1        1
 Other fees.............         24        19                    1                      11
                          ---------  --------    ------    -------    --------    --------   -------   ------
                             15,458    14,797       262        702       1,072         981       214      595
 Less expenses
 reimbursed (Note C)....                                        23         154                    30       64
                          ---------  --------    ------    -------    --------    --------   -------   ------
                             15,458    14,797       262        679         918         981       184      531
                          ---------  --------    ------    -------    --------    --------   -------   ------
Net Investment Income ..     32,578    91,310     4,615        920         465       5,723     2,175    3,081
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments ...........    445,349   237,169      (582)     4,551       4,855      18,724      (518)    (126)
 Increase in unrealized
 appreciation
 (depreciation) of:
 Investments............   (990,353) (319,332)    1,702    (12,268)    (22,685)    (76,321)   (4,604)   6,101
 Foreign currency
 translation ...........              (11,297)                              (3)                        (1,596)
 Futures................                1,645                                         (928)               (90)
                          ---------  --------    ------    -------    --------    --------   -------   ------
Net realized and
unrealized gain (loss)
on investments..........   (545,004)  (91,815)    1,120     (7,717)    (17,833)    (58,525)   (5,122)   4,289
                          ---------  --------    ------    -------    --------    --------   -------   ------
Net increase (decrease)
in net assets resulting
from operations ........  $(512,426) $   (505)   $5,735    $(6,797)   $(17,368)   $(52,802)  $(2,947)  $7,370
                          =========  ========    ======    =======    ========    ========   =======   ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Large Cap Growth             Fundamental Growth              Aggressive Balanced
                     ------------------------- -------------------------------- --------------------------------
                                                                Period from                      Period from
                      Year Ended   Year Ended   Year Ended  August 31, 1999 (*)  Year Ended  August 31, 1999 (*)
                     December 31, December 31, December 31,   to December 31,   December 31,   to December 31,
                         2000         1999         2000            1999             2000            1999
                     ------------ ------------ ------------ ------------------- ------------ -------------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income (loss)....    $    1,410   $    4,048    $  (109)         $  (11)         $   288          $    60
 Net realized gain
 (loss) on sales
 of investments...       101,421      246,459      2,219             786             (221)              73
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......      (356,204)      20,524     (8,121)          2,179             (433)             615
 Futures..........
                      ----------   ----------    -------          ------          -------          -------
 Net increase
 (decrease) in net
 assets resulting
 from operations..      (253,373)     271,031     (6,011)          2,954             (366)             748
Distributions to
Shareholders From:
 Net investment
 income...........        (2,000)      (3,925)                                       (289)             (56)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......      (137,737)    (208,789)    (2,478)           (516)             (41)             (39)
 In excess of
 realized gain....       (40,230)                 (2,097)                             (15)
 Capital paid in..        (3,418)                   (111)
                      ----------   ----------    -------          ------          -------          -------
  Decrease in net
  assets resulting
  from
  distributions...      (183,385)    (212,714)    (4,686)           (516)            (345)             (95)
Trust Share
Transactions
 Proceeds from
 shares sold......       206,257      154,558     76,255           6,365           10,598           11,694
 Distributions
 reinvested.......       183,384      212,714      4,686             516              345               95
 Payment for
 shares redeemed..      (188,569)    (169,880)   (33,305)           (144)          (1,174)            (559)
                      ----------   ----------    -------          ------          -------          -------
  Increase
  (decrease) from
  trust share
  transactions....       201,072      197,392     47,636           6,737            9,769           11,230
                      ----------   ----------    -------          ------          -------          -------
NET INCREASE
(DECREASE) IN NET
ASSETS............      (235,686)     255,709     36,939           9,175            9,058           11,883
NET ASSETS
 Beginning of
 Period...........     1,382,473    1,126,764      9,175                           11,883
                      ----------   ----------    -------          ------          -------          -------
 End of Period....    $1,146,787   $1,382,473    $46,114          $9,175          $20,941          $11,883
                      ==========   ==========    =======          ======          =======          =======
Analysis of Trust
Share
Transactions:
 Sold.............         7,547        5,540      4,670             608            1,004            1,164
 Reinvested.......         9,625        8,043        383              41               33                9
 Redeemed.........        (7,033)      (6,019)    (2,005)            (13)            (110)             (54)
                      ----------   ----------    -------          ------          -------          -------
Net increase
(decrease) in
shares
outstanding.......        10,139        7,564      3,048             636              927            1,119
                      ==========   ==========    =======          ======          =======          =======
                            Active Bond
                     -------------------------
                      Year Ended   Year Ended
                     December 31, December 31,
                         2000         1999
                     ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income (loss)....     $ 57,674     $ 61,745
 Net realized gain
 (loss) on sales
 of investments...      (11,679)     (25,838)
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......       36,205      (44,681)
 Futures..........         (177)         177
                     ------------ ------------
 Net increase
 (decrease) in net
 assets resulting
 from operations..       82,023       (8,597)
Distributions to
Shareholders From:
 Net investment
 income...........      (53,480)     (65,478)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......
 In excess of
 realized gain....
 Capital paid in..
                     ------------ ------------
  Decrease in net
  assets resulting
  from
  distributions...      (53,480)     (65,478)
Trust Share
Transactions
 Proceeds from
 shares sold......       95,188       86,852
 Distributions
 reinvested.......       53,480       65,478
 Payment for
 shares redeemed..     (185,198)    (135,090)
                     ------------ ------------
  Increase
  (decrease) from
  trust share
  transactions....      (36,530)      17,240
                     ------------ ------------
NET INCREASE
(DECREASE) IN NET
ASSETS............       (7,987)     (56,835)
NET ASSETS
 Beginning of
 Period...........      850,286      907,121
                     ------------ ------------
 End of Period....     $842,299     $850,286
                     ============ ============
Analysis of Trust
Share
Transactions:
 Sold.............       10,355        9,038
 Reinvested.......        5,823        6,931
 Redeemed.........      (20,181)     (14,198)
                     ------------ ------------
Net increase
(decrease) in
shares
outstanding.......       (4,003)       1,771
                     ============ ============

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                     International Equity
                           CORE Bond      Emerging Markets Equity            Index               International Equity
                       ----------------- ------------------------- ------------------------- -----------------------------
                          Period from                                                                       Period from
                       June 29, 2000 (*)  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  August 1,1999(*)
                        to December 31,  December 31, December 31, December 31, December 31, December 31, to December 31,
                             2000            2000         1999         2000         1999         2000           1999
                       ----------------- ------------ ------------ ------------ ------------ ------------ ----------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income (loss).......       $  159         $  (120)     $    27      $  2,860     $  2,404     $    74        $     7
 Net realized gain
 (loss) on sales of
 investments.........           27            (614)       1,607         6,657        4,750         454            190
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments.........          166         (21,121)       9,598       (51,096)      48,346      (2,652)         1,953
 Foreign currency
 translation.........                          144         (142)           70         (133)         (2)
 Futures.............                                                    (559)         517         (43)            20
                            ------         -------      -------      --------     --------     -------        -------
 Net increase
 (decrease) in net
 assets resulting
 from operations.....          352         (21,711)      11,090       (42,068)      55,884      (2,169)         2,170
Distributions to
Shareholders From:
 Net investment
 income..............         (156)                         (17)       (2,257)      (2,382)        (47)           (12)
 In excess of net
 investment income...                                       (44)
 Realized gain on
 investments.........          (27)         (2,658)        (250)       (7,138)      (4,633)       (471)          (175)
 In excess of
 realized gain.......                                      (936)                      (583)        (58)
 Capital paid in.....                          (47)                      (916)
                            ------         -------      -------      --------     --------     -------        -------
  Decrease in net
  assets resulting
  from distributions.         (183)         (2,705)      (1,247)      (10,311)      (7,598)       (576)          (187)
Capital Contribution.                                       445
Trust Share
Transactions
 Proceeds from shares
 sold................        5,120          59,279       29,538        61,181       62,080      13,293         10,271
 Distributions
 reinvested..........          183           2,705        1,247        10,313        7,598         576            187
 Payment for shares
 redeemed............          (44)        (39,154)     (15,787)      (68,120)     (47,084)     (7,838)           (11)
                            ------         -------      -------      --------     --------     -------        -------
  Increase from trust
  share transactions.        5,259          22,830       14,998         3,374       22,594       6,031         10,447
                            ------         -------      -------      --------     --------     -------        -------
NET INCREASE
(DECREASE) IN NET
ASSETS...............        5,428          (1,586)      25,286       (49,005)      70,880       3,286         12,430
NET ASSETS
 Beginning of Period.                       32,596        7,310       244,017      173,137      12,430
                            ------         -------      -------      --------     --------     -------        -------
 End of Period.......       $5,428         $31,010      $32,596      $195,012     $244,017     $15,716        $12,430
                            ======         =======      =======      ========     ========     =======        =======
Analysis of Trust
Share Transactions:
 Sold................          512           5,177        3,232         3,450        3,668       1,223          1,024
 Reinvested..........           18             408          113           651          428          59             17
 Redeemed............           (5)         (3,614)      (1,719)       (3,854)      (2,802)       (727)            (1)
                            ------         -------      -------      --------     --------     -------        -------
Net increase
(decrease) in shares
outstanding..........          525           1,971        1,626           247        1,294         555          1,040
                            ======         =======      =======      ========     ========     =======        =======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                       Small Cap Growth           Global Balanced           Mid Cap Growth                Mid Cap Blend
                   ------------------------- ------------------------- ------------------------- -------------------------------
                                                                                                                 Period from
                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  August 31, 1999(*)
                   December 31, December 31, December 31, December 31, December 31, December 31, December 31,  to December 31,
                       2000         1999         2000         1999         2000         1999         2000            1999
                   ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)...    $ (1,308)    $   (679)    $   688      $   813     $  (2,311)    $ (1,351)    $    49          $   14
 Net realized
 gain (loss) on
 sales of
 investments.....      (9,498)      24,283        (789)       1,839        (7,215)      55,989         324             268
 Change in net
 unrealized
 appreciation
 (depreciation)
 of Investments..     (67,925)      41,804      (2,824)        (519)     (229,686)     148,557       1,064             306
 Foreign currency
 translation.....                                   86         (606)                       (33)
                     --------     --------     -------      -------     ---------     --------     -------          ------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......     (78,731)      65,408      (2,839)       1,527      (239,212)     203,162       1,437             588
Distributions to
Shareholders
From:
 Net investment
 income..........                                 (703)        (565)                                   (51)            (13)
 In excess of net
 investment
 income..........
 Realized gain on
 investments.....      (1,933)     (21,491)        (41)      (1,836)       (8,563)     (46,186)       (391)           (204)
 In excess of
 realized gain...                                 (283)                   (33,799)                    (455)
 Capital paid in.     (20,976)                    (355)        (230)      (22,185)
                     --------     --------     -------      -------     ---------     --------     -------          ------
 Decrease in net
 assets resulting
 from
 distributions...     (22,909)     (21,491)     (1,382)      (2,631)      (64,547)     (46,186)       (897)           (217)
Trust Share
Transactions
 Proceeds from
 shares sold.....     239,410       66,717       8,360        6,406       311,599      192,846      17,016           5,275
 Distributions
 reinvested......      22,968       21,491       1,382        2,631        64,547       46,186         897             217
 Payment for
 shares redeemed.    (105,766)     (27,404)     (8,571)      (6,772)     (131,336)     (37,156)     (3,004)            (53)
                     --------     --------     -------      -------     ---------     --------     -------          ------
 Increase from
 trust share
 transactions....     156,612       60,804       1,171        2,265       244,810      201,876      14,909           5,439
                     --------     --------     -------      -------     ---------     --------     -------          ------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      54,972      104,721      (3,050)       1,161       (58,949)     358,852      15,449           5,810
NET ASSETS
 Beginning of
 Period..........     179,570       74,849      31,577       30,416       452,937       94,085       5,810
                     --------     --------     -------      -------     ---------     --------     -------          ------
 End of Period...    $234,542     $179,570     $28,527      $31,577     $ 393,988     $452,937     $21,259          $5,810
                     ========     ========     =======      =======     =========     ========     =======          ======
Analysis of Trust
Share
Transactions:
 Sold............      11,984        4,233         848          590        10,835        9,353       1,377             526
 Reinvested......       1,788        1,245         145          251         4,228        1,749          75              22
 Redeemed........      (5,757)      (1,847)       (867)        (625)       (5,305)      (1,830)       (242)             (5)
                     --------     --------     -------      -------     ---------     --------     -------          ------
Net increase in
shares
outstanding......       8,015        3,631         126          216         9,758        9,272       1,210             543
                     ========     ========     =======      =======     =========     ========     =======          ======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                             American Leaders
                                                        Large Cap               Large Cap
                        Large Cap Value                Value CORE                 Value             Large/Mid Cap Value
                   ------------------------- ------------------------------- ---------------- -------------------------------
                                                             Period from       Period from                    Period from
                    Year Ended   Year Ended   Year Ended  August 31, 1999(*) June 30, 2000(*)  Year Ended  August 31, 1999(*)
                   December 31, December 31, December 31,  to December 31,   to December 31,  December 31,  to December 31,
                       2000         1999         2000            1999              2000           2000            1999
                   ------------ ------------ ------------ ------------------ ---------------- ------------ ------------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income..........    $  3,416     $  2,774     $   168          $   21            $   34        $    90          $   17
 Net realized
 gain on sales of
 investments.....       7,226        7,671          79             100                18            103              11
 Change in net
 unrealized
 appreciation
 (depreciation)
 of
 Investments.....      11,967       (7,556)        627              70               373          1,310             221
 Futures.........                                   (8)              8
                     --------     --------     -------          ------            ------        -------          ------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......      22,609        2,889         866             199               425          1,503             249
Distributions to
Shareholders
From:
 Net investment
 income..........      (3,459)      (2,733)       (169)            (19)              (34)           (91)            (15)
 In excess of net
 investment
 income..........          (6)
 Realized gain on
 investments.....      (7,200)      (7,756)        (93)            (82)              (18)          (106)            (11)
 In excess of
 realized gain...        (131)         (28)        (59)             (4)                             (71)             (4)
 Capital paid in.         (90)                     (14)             (9)
                     --------     --------     -------          ------            ------        -------          ------
 Decrease in net
 assets resulting
 from
 distributions...     (10,886)     (10,517)       (335)           (114)              (52)          (268)            (30)
Trust Share
Transactions
 Proceeds from
 shares sold.....      73,820       64,676      11,275           6,323             6,694          8,712           5,905
 Distributions
 reinvested......      10,886       10,517         335             114                51            268              30
 Payment for
 shares redeemed.     (47,743)     (35,081)       (348)           (151)           (1,089)          (588)            (53)
                     --------     --------     -------          ------            ------        -------          ------
 Increase from
 trust share
 transactions....      36,963       40,112      11,262           6,286             5,656          8,392           5,882
                     --------     --------     -------          ------            ------        -------          ------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      48,686       32,484      11,793           6,371             6,029          9,627           6,101
NET ASSETS
 Beginning of
 Period..........     155,849      123,365       6,371                                            6,101
                     --------     --------     -------          ------            ------        -------          ------
 End of Period...    $204,535     $155,849     $18,164          $6,371            $6,029        $15,728          $6,101
                     ========     ========     =======          ======            ======        =======          ======
Analysis of Trust
Share
Transactions:
 Sold............       5,462        4,383       1,118             630               662            806             588
 Reinvested......         780          774          33              12                 4             24               3
 Redeemed........      (3,569)      (2,404)        (35)            (15)             (103)           (56)             (5)
                     --------     --------     -------          ------            ------        -------          ------
Net increase in
shares
outstanding......       2,673        2,753       1,116             627               563            774             586
                     ========     ========     =======          ======            ======        =======          ======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Money Market              Mid Cap Value         Small/Mid Cap Growth           Bond Index
                   ------------------------- ------------------------- ------------------------- -------------------------
                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                   December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                       2000         1999         2000         1999         2000         1999         2000         1999
                   ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)...    $ 24,827     $ 19,133     $    433     $   584      $   (366)    $   (497)    $ 3,295      $ 2,119
 Net realized
 gain (loss) on
 sales of
 investments.....                                12,793      (2,104)       18,384       26,575        (532)        (186)
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..                                13,928       5,960        (2,257)     (17,156)      2,964       (2,724)
                     --------     --------     --------     -------      --------     --------     -------      -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......      24,827       19,133       27,154       4,440        15,761        8,922       5,727         (791)
Distributions to
Shareholders
From:
 Net investment
 income..........     (25,112)     (19,133)        (434)       (580)                   (26,069)     (3,317)      (2,057)
 In excess of net
 investment
 income..........
 Realized gain on
 investments.....                                (3,233)                  (17,683)      (1,884)
 In excess of
 realized gain...                                (9,663)                   (1,947)
 Capital paid in.
                     --------     --------     --------     -------      --------     --------     -------      -------
 Decrease in net
 assets resulting
 from
 distributions...     (25,112)     (19,133)     (13,330)       (580)      (19,630)     (27,953)     (3,317)      (2,057)
Capital
Contribution.....         284
Trust Share
Transactions
 Proceeds from
 shares sold.....     582,795      557,157       46,034      29,586        35,984       22,355      45,465       14,617
 Distributions
 reinvested......      25,121       19,133       13,330         580        19,630       27,953       1,488        2,057
 Payment for
 shares redeemed.    (562,297)    (520,250)     (36,105)    (36,696)      (43,666)     (42,678)    (23,031)      (3,391)
                     --------     --------     --------     -------      --------     --------     -------      -------
 Increase
 (decrease) from
 trust share
 transactions....      45,619       56,040       23,259      (6,530)       11,948        7,630      23,922       13,283
                     --------     --------     --------     -------      --------     --------     -------      -------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      45,618       56,040       37,083      (2,670)        8,079      (11,401)     26,332       10,435
NET ASSETS
 Beginning of
 Period..........     451,235      395,195       92,150      94,820       181,931      193,332      38,436       28,001
                     --------     --------     --------     -------      --------     --------     -------      -------
 End of Period...    $496,853     $451,235     $129,233     $92,150      $190,010     $181,931     $64,768      $38,436
                     ========     ========     ========     =======      ========     ========     =======      =======
Analysis of Trust
Share
Transactions:
 Sold............      58,279       55,717        3,243       2,380         2,392        1,398       4,808        1,516
 Reinvested......       2,512        1,913          935          48         1,474        2,105         158          213
 Redeemed........     (56,230)     (52,025)      (2,571)     (2,997)       (2,963)      (2,669)     (2,443)        (352)
                     --------     --------     --------     -------      --------     --------     -------      -------
Net increase
(decrease) in
shares
outstanding......       4,561        5,605        1,607        (569)          903          834       2,523        1,377
                     ========     ========     ========     =======      ========     ========     =======      =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                      Large Cap Aggressive Growth       Small/Mid Cap CORE           Small/Mid Cap Value
                    -------------------------------- ------------------------- --------------------------------
                                     Period from                                                Period from
                     Year Ended  August 31, 1999 (*)  Year Ended   Year Ended   Year Ended  August 31, 1999 (*)
                    December 31,   to December 31,   December 31, December 31, December 31,   to December 31,
                        2000            1999             2000         1999         2000            1999
                    ------------ ------------------- ------------ ------------ ------------ -------------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)....    $   (88)         $   (15)        $    91       $   18      $    18          $   (2)
 Net realized gain
 (loss) on sales
 of investments...       (648)             133             669          714        3,781             190
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......     (5,205)           2,120            (561)         578         (223)             80
 Foreign currency
 translation......
 Futures..........                                          25            7
                      -------          -------         -------       ------      -------          ------
 Net increase
 (decrease) in net
 assets resulting
 from operations..     (5,941)           2,238             224        1,317        3,576             268
Distributions to
Shareholders From:
 Net investment
 income...........                                         (90)         (18)         (17)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......        (28)             (93)           (671)        (715)      (3,779)           (185)
 In excess of
 realized gain....       (168)                            (102)
 Capital paid in..       (284)                             (53)
                      -------          -------         -------       ------      -------          ------
 Decrease in net
 assets resulting
 from
 distributions....       (480)             (93)           (916)        (733)      (3,796)           (185)
 Trust Share
 Transactions
 Proceeds from
 shares sold......     24,586           12,920          22,514        5,301       21,624           5,326
 Distributions
 reinvested.......        481               93             669          733        3,796             185
 Payment for
 shares redeemed..     (7,476)             (84)         (9,103)      (3,385)      (1,334)            (24)
                      -------          -------         -------       ------      -------          ------
  Increase
  (decrease) from
  trust share
  transactions....     17,591           12,929          14,080        2,649       24,086           5,487
                      -------          -------         -------       ------      -------          ------
NET INCREASE
(DECREASE) IN NET
ASSETS............     11,170           15,074          13,388        3,233       23,866           5,570
NET ASSETS
 Beginning of
 Period...........     15,074                            8,248        5,015        5,570
                      -------          -------         -------       ------      -------          ------
 End of Period....    $26,244          $15,074         $21,636       $8,248      $29,436          $5,570
                      =======          =======         =======       ======      =======          ======
Analysis of Trust
Share
Transactions:
 Sold.............      2,136            1,262           2,174          557        1,733             533
 Reinvested.......         51                8              70           80          339              19
 Redeemed.........       (692)              (7)           (880)        (353)        (107)             (2)
                      -------          -------         -------       ------      -------          ------
Net increase
(decrease) in
shares
outstanding.......      1,495            1,263           1,364          284        1,965             550
                      =======          =======         =======       ======      =======          ======
                       Real Estate Equity
                    -------------------------
                     Year Ended   Year Ended
                    December 31, December 31,
                        2000         1999
                    ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)....    $  8,456     $  8,880
 Net realized gain
 (loss) on sales
 of investments...       4,057       (5,679)
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......      25,633       (5,829)
 Foreign currency
 translation......           1
 Futures..........
                    ------------ ------------
 Net increase
 (decrease) in net
 assets resulting
 from operations..      38,147       (2,628)
Distributions to
Shareholders From:
 Net investment
 income...........      (8,456)      (8,957)
 In excess of net
 investment
 income...........        (404)
 Realized gain on
 investments......        (649)
 In excess of
 realized gain....      (3,328)
 Capital paid in..      (1,440)
                    ------------ ------------
 Decrease in net
 assets resulting
 from
 distributions....     (14,277)      (8,957)
 Trust Share
 Transactions
 Proceeds from
 shares sold......      51,873       19,688
 Distributions
 reinvested.......      14,277        8,957
 Payment for
 shares redeemed..     (57,423)     (43,635)
                    ------------ ------------
  Increase
  (decrease) from
  trust share
  transactions....       8,727      (14,990)
                    ------------ ------------
NET INCREASE
(DECREASE) IN NET
ASSETS............      32,597      (26,575)
NET ASSETS
 Beginning of
 Period...........     126,214      152,789
                    ------------ ------------
 End of Period....    $158,811     $126,214
                    ============ ============
Analysis of Trust
Share
Transactions:
 Sold.............       4,031        1,643
 Reinvested.......       1,085          756
 Redeemed.........      (4,499)      (3,662)
                    ------------ ------------
Net increase
(decrease) in
shares
outstanding.......         617       (1,263)
                    ============ ============

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Growth & Income               Managed               Short-Term Bond          Small Cap Equity
                    ------------------------- ------------------------- ------------------------- -------------------------
                     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                    December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                        2000         1999         2000         1999         2000         1999         2000         1999
                    ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income...........   $   32,578   $   38,514   $   91,310   $   92,042    $ 4,615      $  4,503     $   920      $    501
 Net realized gain
 (loss) on sales
 of investments...      445,349      516,452      237,169      287,125       (582)       (1,350)      4,551           950
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......     (990,353)      38,349     (319,332)     (97,986)     1,702        (1,085)    (12,268)       (3,703)
 Foreign currency
 translation......                                (11,297)      11,252
 Futures..........                                  1,645         (316)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
 Net increase
 (decrease) in net
 assets resulting
 from operations..     (512,426)     593,315         (505)     292,117      5,735         2,068      (6,797)       (2,252)
Distributions to
Shareholders From:
 Net investment
 income...........      (33,412)     (37,895)     (93,117)     (89,766)    (4,591)       (4,483)     (1,004)         (419)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......     (519,555)    (444,028)    (235,437)    (236,198)                                (990)          (92)
 In excess of
 realized gain....      (25,745)                                                                     (1,431)       (1,087)
 Capital paid in .      (44,762)                                                                     (2,130)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
 Decrease in net
 assets resulting
 from
 distributions....     (623,474)    (481,923)    (328,554)    (325,964)    (4,591)       (4,483)     (5,555)       (1,598)
 Trust Share
 Transactions
 Proceeds from
 shares sold......      110,896      271,718       66,759      229,925     29,529        33,554      33,823        26,942
 Distributions
 reinvested.......      623,473      481,923      328,531      325,964      4,591         4,483       5,555         1,598
 Payment for
 shares redeemed..     (492,322)    (316,977)    (501,356)    (393,033)   (23,999)      (43,972)    (25,895)      (19,885)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
  Increase
  (decrease) from
  trust share
  transactions....      242,047      436,664     (106,066)     162,856     10,121        (5,935)     13,483         8,655
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
NET INCREASE
(DECREASE) IN NET
ASSETS............     (893,853)     548,056     (435,125)     129,009     11,265        (8,350)      1,131         4,805
NET ASSETS
 Beginning of
 Period...........    4,218,841    3,670,785    3,430,919    3,301,910     68,844        77,194      68,900        64,095
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
 End of Period....   $3,324,988   $4,218,841   $2,995,794   $3,430,919    $80,109      $ 68,844     $70,031      $ 68,900
                     ==========   ==========   ==========   ==========    =======      ========     =======      ========
Analysis of Trust
Share
Transactions:
 Sold.............        5,816       13,198        4,373       14,370      3,035         3,382       3,114         2,410
 Reinvested.......       43,333       24,670       23,203       21,188        472           455         614           152
 Redeemed.........      (25,508)     (15,364)    (32,979)      (24,638)   (2,466)        (4,438)    (2,378)        (1,782)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
Net increase
(decrease) in
shares
outstanding.......       23,641       22,504      (5,403)       10,920      1,041          (601)      1,350           780
                     ==========   ==========   ==========   ==========    =======      ========     =======      ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         International
                         Opportunities             Equity Index             High Yield Bond             Global Bond
                   ------------------------- ------------------------- ------------------------- -------------------------
                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                   December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                       2000         1999         2000         1999         2000         1999         2000         1999
                   ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income..........    $    465     $    518     $  5,723     $  4,679     $ 2,175      $  1,357     $ 3,081      $ 3,346
 Net realized
 gain (loss) on
 sales of
 investments.....       4,855        4,853       18,724       14,409        (518)         (275)       (126)        (178)
 Change in net
 unrealized
 appreciation
 (depreciation)
 of
 Investments.....     (22,685)      15,077      (76,321)      45,659      (4,604)         (223)      6,101       (5,951)
 Foreign currency
 translation.....          (3)          (7)                                                         (1,596)       1,134
 Futures.........                                  (928)          99                                   (90)          75
                     --------     --------     --------     --------     -------      --------     -------      -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......     (17,368)      20,441      (52,802)      64,846      (2,947)          859       7,370       (1,574)
Distributions to
Shareholders
From:
 Net investment
 income..........        (423)        (565)      (5,292)      (4,536)     (2,186)       (1,323)     (4,040)      (3,871)
 In excess of net
 investment
 income..........                       (2)
 Realized gain on
 investments.....      (4,722)      (4,642)     (20,438)     (13,884)
 In excess of
 realized gain...        (390)        (180)        (231)
 Capital paid in.        (749)                     (555)
                     --------     --------     --------     --------     -------      --------     -------      -------
 Decrease in net
 assets resulting
 from
 distributions...      (6,284)      (5,389)     (26,516)     (18,420)     (2,186)       (1,323)     (4,040)      (3,871)
Trust Share
Transactions
 Proceeds from
 shares sold.....      81,609       34,115      226,311      220,255      22,157        18,264      11,709       29,103
 Shares issued in
 reorganization
 (Note F)........      22,528
 Distributions
 reinvested......       6,285        5,389       26,516       18,420       2,227         1,323       4,046        3,871
 Payment for
 shares redeemed.     (46,530)     (39,012)     (99,146)     (66,383)    (13,194)      (13,991)    (21,603)     (23,329)
                     --------     --------     --------     --------     -------      --------     -------      -------
 Increase
 (decrease) from
 trust share
 transactions....      63,892          492      153,681      172,292      11,190         5,596      (5,848)       9,645
                     --------     --------     --------     --------     -------      --------     -------      -------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      40,240       15,544       74,363      218,718       6,057         5,132      (2,518)       4,200
NET ASSETS
 Beginning of
 Period..........      79,794       64,250      451,296      232,578      19,921        14,789      70,991       66,791
                     --------     --------     --------     --------     -------      --------     -------      -------
 End of Period...    $120,034     $ 79,794     $525,659     $451,296     $25,978      $ 19,921     $68,473      $70,991
                     ========     ========     ========     ========     =======      ========     =======      =======
Analysis of Trust
Share
Transactions:
 Sold............       5,776        2,657       11,361       11,477       2,663         2,003       1,168        2,816
 Shares issued in
 reorganization
 (Note F)........       1,947
 Reinvested......         536          388        1,473          939         273           146         401          382
 Redeemed........      (3,390)      (3,046)      (5,101)      (3,495)     (1,610)       (1,534)     (2,176)      (2,269)
                     --------     --------     --------     --------     -------      --------     -------      -------
Net increase
(decrease) in
shares
outstanding......       4,869           (1)       7,733        8,921       1,326           615        (607)         929
                     ========     ========     ========     ========     =======      ========     =======      =======

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                                    Less Distributions
                             --------------------------------------- -------------------------------------------------------
                                          Net Realized
                   Net Asset    Net            and           Total   Distribution Distribution Distribution in Distributions
                   Value at  Investment    Unrealized        From      From Net     From Net      Excess of        From
                   Beginning   Income      Gain (Loss)    Investment  Investment    Gains on   Net Investment     Capital
                   of Period   (Loss)   on Investments(a) Operations    Income    Investments   Income/Gains      Paid in
                   --------- ---------- ----------------- ---------- ------------ ------------ --------------- -------------
Large Cap Growth
 Year Ended
 December 31,
 2000............   $27.33     $0.03         $(4.89)        $(4.86)     $(0.04)      $(2.69)       $(0.78)        $(0.07)
 1999............    26.19      0.09           6.03           6.12       (0.09)       (4.89)          --             --
 1998............    20.82      0.14           8.05           8.19       (0.14)       (2.68)          --             --
 1997............    17.49      0.17           5.21           5.38       (0.17)       (1.88)          --             --
 1996............    17.37      0.25           2.89           3.14       (0.25)       (2.77)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Year Ended
 December 31,
 2000 (c)........    14.42     (0.02)         (0.44)         (0.46)        --         (0.76)        (0.65)         (0.03)
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00     (0.02)          5.34           5.32         --         (0.90)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Aggressive
Balanced
 Year Ended
 December 31,
 2000............    10.62      0.19          (0.35)         (0.16)      (0.19)       (0.02)        (0.01)           --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00      0.06           0.64           0.70       (0.05)       (0.03)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Active Bond
 Year Ended
 December 31,
 2000............     9.12      0.64           0.28           0.92       (0.60)         --            --             --
 1999............     9.92      0.67          (0.76)         (0.09)      (0.71)         --            --             --
 1998............     9.95      0.69           0.11           0.80       (0.69)       (0.14)          --             --
 1997............     9.77      0.71           0.24           0.95       (0.71)       (0.06)          --             --
 1996............    10.13      0.69          (0.31)          0.38       (0.69)       (0.05)          --             --
------------------------------------------------------------------------------------------------------------------------------------
CORE Bond
 Period from June
 30, to
 December 31,
 2000 (e)........    10.00      0.32           0.37           0.69       (0.31)       (0.05)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 2000............    12.26     (0.02)         (4.91)         (4.93)        --         (0.62)          --           (0.01)
 1999 (k)........     7.09      0.03           5.35           5.38       (0.01)       (0.10)        (0.42)           --
 Period from May
 1, to
 December 31,
 1998 (e)........    10.00      0.03          (2.91)         (2.88)      (0.02)         --            --           (0.01)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Ratios/Supplemental Data
                                                                                   --------------------------------------------
                                                          Number of                                                   Net
                                               Net Asset   Shares                   Net Assets    Operating       Investment
                                               Value at  Outstanding   Total       End of Period Expenses to     Income (Loss)
                       Total        Capital       End      (000's    Investment       (000's       Average        to Average
                   Distributions Contributions of Period  Omitted)   Return(b)        Omitted)   Net Assets       Net Assets
                   ------------- ------------- --------- ----------- ------------- ------------- --------------- -------------
Large Cap Growth
 Year Ended
 December 31,
 2000............     $(3.58)          --       $18.89     60,719      (17.89)%     $1,146,787      0.46%             0.10%
 1999............      (4.98)          --        27.33     50,580       24.07%       1,382,473      0.39%             0.33%
 1998............      (2.82)          --        26.19     43,016       39.51%       1,126,764      0.41%             0.59%
 1997............      (2.05)          --        20.82     36,236       30.89%         754,398      0.44%             0.86%
 1996............      (3.02)          --        17.49     29,965       18.27%         524,145      0.44%             1.35%
------------------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Year Ended
 December 31,
 2000 (c)........      (1.44)          --        12.52      3,684       (3.03)%         46,114      0.96%(d)         (0.38)%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.90)          --        14.42        636       54.57%(f)        9,175      0.95%(d)(g)      (0.55)%(g)
------------------------------------------------------------------------------------------------------------------------------
Aggressive
Balanced
 Year Ended
 December 31,
 2000............      (0.22)          --        10.24      2,046       (1.53)%         20,941      0.78%(h)          1.87%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.08)          --        10.62      1,119        7.09%(f)       11,883      0.78%(g)(h)       1.68%(g)
------------------------------------------------------------------------------------------------------------------------------
Active Bond
 Year Ended
 December 31,
 2000............      (0.60)          --         9.44     89,197       10.45%         842,299      0.41%(i)          6.98%
 1999............      (0.71)          --         9.12     93,200       (0.94)%        850,286      0.28%             6.97%
 1998............      (0.83)          --         9.92     91,429        8.23%         907,121      0.29%             6.84%
 1997............      (0.77)          --         9.95     80,789       10.11%         803,770      0.31%             7.18%
 1996............      (0.74)          --         9.77     74,315        4.10%         726,111      0.29%             7.07%
------------------------------------------------------------------------------------------------------------------------------
CORE Bond
 Period from June
 30, to
 December 31,
 2000 (e)........      (0.36)          --        10.33        525        7.00%(f)        5,428      0.75%(g)         16.09%(g)
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 2000............      (0.63)          --         6.70      4,629      (40.11)%         31,010      1.32%(j)         (0.28)%
 1999 (k)........      (0.53)        $0.32       12.26      2,658       81.37%(12)      32,596      1.39%(j)          0.19%
 Period from May
 1, to
 December 31,
 1998 (e)........      (0.03)          --         7.09      1,032      (28.87)%(f)       7,310      1.55%(g)(j)       0.51%(g)
-------------------------------------------------------------------------------------------------------------------------------

                                    Portfolio
                                    Turnover
                                      Rate
                                    ---------
Large Cap Growth
 Year Ended
 December 31,
 2000............                     89.30%
 1999............                     37.42%
 1998............                     56.41%
 1997............                     83.82%
 1996............                    135.98%
----------------------------------------------
Fundamental
Growth
 Year Ended
 December 31,
 2000 (c)........                    250.46%
 Period from
 August 31, to
 December 31,
 1999 (e)........                     61.66%(f)
----------------------------------------------
Aggressive
Balanced
 Year Ended
 December 31,
 2000............                    164.89%
 Period from
 August 31, to
 December 31,
 1999 (e)........                     70.28%(f)
----------------------------------------------
Active Bond
 Year Ended
 December 31,
 2000............                    164.34%
 1999............                    182.90%
 1998............                    228.74%
 1997............                    138.29%
 1996............                    119.12%
----------------------------------------------
CORE Bond
 Period from June
 30, to
 December 31,
 2000 (e)........                    131.71%(f)
----------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 2000............                    103.90%
 1999 (k)........                    196.32%
 Period from May
 1, to
 December 31,
 1998 (e)........                     53.95%(f)
----------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                             Less Distributions
                             --------------------------------------- -------------------------------------------------------
                                          Net Realized
                   Net Asset    Net            and           Total   Distribution Distribution Distribution in Distributions
                   Value at  Investment    Unrealized        From      From Net     From Net      Excess of        From
                   Beginning   Income      Gain (Loss)    Investment  Investment    Gains on   Net Investment     Capital
                   of Period   (Loss)   on Investments(a) Operations    Income    Investments   Income/Gains      Paid in
                   --------- ---------- ----------------- ---------- ------------ ------------ --------------- -------------
International
Equity Index
 Year Ended
 December 31,
 2000............   $19.64     $0.23         $(3.64)        $(3.41)     $(0.18)      $(0.59)          --          $(0.07)
 1999............    15.56      0.21           4.51           4.72       (0.21)       (0.38)       $(0.05)           --
 1998............    15.20      0.23           2.91           3.14       (0.23)       (2.55)          --             --
 1997............    16.83      0.13          (0.97)         (0.84)      (0.13)       (0.66)          --             --
 1996............    15.61      0.21           1.22           1.43       (0.21)         --            --             --
-----------------------------------------------------------------------------------------------------------------------------
International
Equity
 Year ended
 December 31,
 2000............    11.95      0.06          (1.78)         (1.72)      (0.04)       (0.30)        (0.04)           --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00      0.01           2.12           2.13       (0.01)       (0.17)          --             --
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Year ended
 December 31,
 2000............    19.12     (0.02)         (4.16)         (4.18)        --         (0.12)          --           (1.35)
 1999............    12.99     (0.21)          9.06           8.85         --         (2.72)          --             --
 1998............    11.34     (0.05)          1.70           1.65         --           --            --             --
 1997............     9.93     (0.02)          1.44           1.42         --           --            --           (0.01)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.01          (0.06)         (0.05)      (0.02)         --            --             --
-----------------------------------------------------------------------------------------------------------------------------
Global Balanced
 Year ended
 December 31,
 2000 (o)........    10.71      0.23          (1.20)         (0.97)      (0.24)       (0.01)        (0.10)         (0.12)
 1999............    11.12      0.29           0.25           0.54       (0.29)       (0.44)        (0.16)         (0.06)
 1998............    10.11      0.34           1.44           1.78       (0.34)       (0.42)          --           (0.01)
 1997............    10.39      0.33          (0.05)          0.28       (0.33)       (0.22)          --           (0.01)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.24           0.41           0.65       (0.24)       (0.02)          --             --
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Ratios/Supplemental Data
                                                                     --------------------------------------------------------
                                            Number of                                                   Net
                                 Net Asset   Shares                   Net Assets    Operating       Investment
                                 Value at  Outstanding   Total       End of Period Expenses to     Income (Loss) Portfolio
                       Total        End      (000's    Investment       (000's       Average        to Average   Turnover
                   Distributions of Period  Omitted)   Return(b)       Omitted)    Net Assets       Net Assets     Rate
                   ------------- --------- ----------- ------------- ------------- --------------- ------------- ------------
International
Equity Index
 Year Ended
 December 31,
 2000............     $(0.84)     $15.39     12,668      (17.42)%      $195,012       0.28%(l)          1.40%      14.86%
 1999............      (0.64)      19.64     12,421       30.87%        244,017       0.31%(l)          1.26%      19.01%
 1998............      (2.78)      15.56     11,127       20.82%        173,137       0.56%(l)          1.45%     158.63%
 1997............      (0.79)      15.20     10,024       (5.03)%       152,359       0.79%             0.78%      83.13%
 1996............      (0.21)      16.83      9,254        9.19%        155,753       0.76%             1.30%      92.03%
-----------------------------------------------------------------------------------------------------------------------------
International
Equity
 Year ended
 December 31,
 2000............      (0.38)       9.85      1,595      (14.37)%        15,716       1.10%(m)          0.53%      75.41%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.18)      11.95      1,040       21.49%(f)      12,430       1.10%(g)(m)       0.21%(g)   26.76%(f)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Year ended
 December 31,
 2000............      (1.47)      13.47     17,409      (21.43)%       234,542       0.82%            (0.50)%     97.73%
 1999............      (2.72)      19.12      9,394       70.38%        179,570       0.89%            (0.70)%    113.11%
 1998............        --        12.99      5,763       14.49%         74,849       1.00%(n)         (0.65)%    101.16%
 1997............      (0.01)      11.34      4,298       14.26%         48,761       1.00%(n)         (0.28)%     86.23%
 Period from May
 1, to December
 31, 1996 (e)....      (0.02)       9.93      2,077       (0.50)%(f)     20,633       1.00%(g)(n)       0.12%(g)   50.93%(f)
-----------------------------------------------------------------------------------------------------------------------------
Global Balanced
 Year ended
 December 31,
 2000 (o)........      (0.47)       9.27      3,076       (9.08)%        28,527       0.98%(p)          2.32%     171.38%
 1999............      (0.95)      10.71      2,950        5.11%         31,577       1.00%(p)          2.73%     131.21%
 1998............      (0.77)      11.12      2,734       17.99%         30,416       1.10%(p)          3.20%     103.55%
 1997............      (0.56)      10.11      2,514        2.65%         25,420       1.10%(p)          3.18%      81.04%
 Period from May
 1, to December
 31, 1996 (e)....      (0.26)      10.39      2,319        6.73%(f)      24,098       1.10%(g)(p)       3.59%(g)   22.21%(f)
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset    Net          and                  Distribution Distribution  Distribution
                   Value at  Investment   Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning   Income   Gain (Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
Mid Cap Growth
 Year ended
 December 31,
 2000............   $29.22     $(0.05)     $(10.49)     $(10.54)        --        $(0.41)       $(1.61)       $(1.06)
 1999............    15.12      (0.19)       17.70        17.51         --         (3.41)          --            --
 1998............    11.93      (0.09)        4.75         4.66         --         (1.32)          --          (0.15)
 1997............    10.22      (0.02)        1.73         1.71         --           --            --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00       0.05         0.22         0.27      $(0.05)         --            --            --
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Year ended
 December 31,
 2000............    10.70       0.04         1.93         1.97       (0.04)       (0.24)        (0.27)          --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00       0.03         1.10         1.13       (0.03)       (0.40)          --            --
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
 Year ended
 December 31,
 2000............    13.49       0.27         1.45         1.72       (0.28)       (0.53)       (0.01)        (0.01)
 1999............    14.02       0.27         0.18         0.45       (0.27)       (0.71)          --            --
 1998............    13.57       0.28         0.96         1.24       (0.28)       (0.51)          --            --
 1997............    11.09       0.29         2.84         3.13       (0.29)       (0.36)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00       0.16         1.22         1.38       (0.16)       (0.13)          --            --
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Year ended
 December 31,
 2000............    10.16       0.15         0.36         0.51       (0.15)       (0.06)        (0.03)       ((0.01)
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00       0.04         0.31         0.35       (0.03)       (0.14)        (0.01)        (0.01)
----------------------------------------------------------------------------------------------------------------------------
American Leaders
Large Cap Value
 Period from June
 30, to December
 31, 2000 (e)....    10.00       0.06         0.74         0.80       (0.06)       (0.03)          --            --
----------------------------------------------------------------------------------------------------------------------------
                                                                                Ratios/Supplemental Data
                                                                    --------------------------------------------------------
                                            Number of                                                  Net
                                 Net Asset   Shares                  Net Assets    Operating       Investment
                                 Value at  Outstanding   Total      End of Period Expenses to     Income (Loss) Portfolio
                       Total        End      (000's    Investment      (000's       Average        to Average   Turnover
                   Distributions of Period  Omitted)   Return(b)      Omitted)    Net Assets       Net Assets     Rate
                   ------------- --------- ----------- ------------ ------------- --------------- ------------- ------------
Mid Cap Growth
 Year ended
 December 31,
 2000............     $(3.08)     $15.60     25,254      (35.86)%     $393,988       0.85%            (0.43)%    140.94%
 1999............      (3.41)      29.22     15,496      118.31%       452,937       0.93%            (0.68)%    106.06%
 1998............      (1.47)      15.12      6,224       39.07%        94,085       1.10%(q)         (0.64)%    137.01%
 1997............        --        11.93      3,374       16.66%        40,235       1.10%(q)         (0.26)%    124.04%
 Period from May
 1, to December
 31, 1996 (e)....      (0.05)      10.22      1,613        2.69%(f)     16,492       1.10%(g)(q)       0.92%(g)   71.25%(f)
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Year ended
 December 31,
 2000............      (0.55)      12.12      1,753       18.58%        21,259       0.85%(r)          0.44%     138.64%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.43)      10.70        543       11.53%(f)      5,810       0.85%(g)(r)       0.82%(g)   55.68%(f)
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
 Year ended
 December 31,
 2000............      (0.83)      14.38     14,225       12.97%       204,535       0.78%             2.04%      42.12%
 1999............      (0.98)      13.49     11,552        3.28%       155,849       0.85%             1.88%      32.62%
 1998............      (0.79)      14.02      8,799        9.26%       123,365       0.92%             2.08%      18.46%
 1997............      (0.65)      13.57      5,399       28.56%        73,269       1.00%(s)          2.42%      19.21%
 Period from May
 1, to December
 31, 1996 (e)....      (0.29)      11.09      1,784       13.90%(f)     19,781       1.00%(g)(s)       2.74%(g)   19.95%(f)
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Year ended
 December 31,
 2000............      (0.25)      10.42      1,743        5.12%        18,164       0.85%(t)          1.54%      59.15%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.19)      10.16        627        3.58%(f)      6,371       0.85%(g)(t)       1.13%(g)   30.90%(f)
----------------------------------------------------------------------------------------------------------------------------
American Leaders
Large Cap Value
 Period from June
 30, to December
 31, 2000 (e)....      (0.09)      10.71        563        8.02%(f)      6,029       0.85%(g)          1.22%(g)   17.16%(f)
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                                   Less Distributions
                             --------------------------------------- -----------------------------------------------------
                                            Net Realized
                   Net Asset                    and                  Distribution Distribution  Distribution
                   Value at       Net        Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning  Investment   Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period Income/(Loss) Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ------------- -------------- ---------- ------------ ------------ -------------- ------------
Large/Mid Cap
Value
 Year ended
 December 31,
 2000............   $10.42      $ 0.09         $ 1.30       $ 1.39      $(0.10)      $(0.08)       $(0.06)          --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00        0.03           0.45         0.48       (0.03)       (0.02)        (0.01)          --
------------------------------------------------------------------------------------------------------------------------------------
Money Market
 Year ended
 December 31,
 2000............    10.00        0.60            --          0.60       (0.60)         --            --         $(0.01)
 1999............    10.00        0.45            --          0.45       (0.45)         --            --            --
 1998............    10.00        0.53            --          0.53       (0.53)         --            --            --
 1997............    10.00        0.53            --          0.53       (0.53)         --            --            --
 1996............    10.00        0.52            --          0.52       (0.52)         --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
 Year ended
 December 31,
 2000............    12.78        0.06           3.51         3.57       (0.06)       (0.41)        (1.23)          --
 1999............    12.19        0.08           0.59         0.67       (0.08)         --            --            --
 1998............    13.87        0.11          (1.68)       (1.57)      (0.11)         --            --            --
 1997............    11.35        0.05           3.59         3.64       (0.05)       (1.07)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00        0.04           1.57         1.61       (0.04)       (0.22)          --            --
------------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 2000............    14.03       (0.02)          1.27         1.25         --         (1.43)       (0.15)           --
 1999............    15.94       (0.07)          0.74         0.67         --         (2.41)          --          (0.17)
 1998............    15.39       (0.02)          0.88         0.86         --         (0.31)          --            --
 1997............    16.52        0.01           0.56         0.57       (0.01)       (1.69)          --            --
 1996............    13.18        0.02           3.99         4.01       (0.02)       (0.65)          --            --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Ratios/Supplemental Data
                                                                                  -------------------------------------------
                                                          Number of                                                  Net
                                               Net Asset   Shares                  Net Assets    Operating       Investment
                                               Value at  Outstanding   Total      End of Period Expenses to     Income (Loss)
                       Total        Capital       End      (000's    Investment      (000's       Average        to Average
                   Distributions Contributions of Period  Omitted)   Return(b)      Omitted)    Net Assets       Net Assets
                   ------------- ------------- --------- ----------- ------------ ------------- --------------- -------------
Large/Mid Cap
Value
 Year ended
 December 31,
 2000............     $(0.24)          --       $11.57      1,360       13.41%      $ 15,728       1.05%(u)          0.97%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.06)          --        10.42        586        4.72%(f)      6,101       1.05%(g)(u)       0.94%(g)
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Year ended
 December 31,
 2000............      (0.61)        $0.01       10.00     49,685        6.29%(v)    496,853       0.29%             6.05%
 1999............      (0.45)          --        10.00     45,124        5.05%       451,235       0.31%             4.95%
 1998............      (0.53)          --        10.00     39,519        5.40%       395,195       0.31%             5.29%
 1997............      (0.53)          --        10.00     22,944        5.38%       229,443       0.33%             5.32%
 1996............      (0.52)          --        10.00     21,324        5.32%       213,235       0.30%             5.20%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
 Year ended
 December 31,
 2000............      (1.70)          --        14.65      8,819       28.38%       129,233       0.87%             0.42%
 1999............      (0.08)          --        12.78      7,212        5.52%        92,150       0.92%             0.64%
 1998............      (0.11)          --        12.19      7,781      (11.33)%       94,820       0.96%             0.93%
 1997............      (1.12)          --        13.87      4,686       32.17%        64,973       1.05%(w)          0.53%
 Period from May
 1, to December
 31, 1996 (e)....      (0.26)          --        11.35        963       16.18%(f)     10,926       1.05%(g)(w)       0.69%(g)
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 2000............      (1.58)          --        13.70     13,866        9.25%       190,010       0.85%            (0.20)%
 1999............      (2.58)          --        14.03     12,963        5.15%       181,931       0.85%            (0.27)%
 1998............      (0.31)          --        15.94     12,129        5.61%       193,332       0.89%            (0.11)%
 1997............      (1.70)          --        15.39     13,884        3.44%       213,612       0.85%             0.09%
 1996............      (0.67)          --        16.52     11,749       30.33%       194,108       0.84%             0.18%
------------------------------------------------------------------------------------------------------------------------------

                          Portfolio
                          Turnover
                            Rate
                          ---------
Large/Mid Cap
Value
 Year ended
 December 31,
 2000............           86.97%
 Period from
 August 31, to
 December 31,
 1999 (e)........           23.03%(f)
--------------------------------------
Money Market
 Year ended
 December 31,
 2000............             n/a
 1999............             n/a
 1998............             n/a
 1997............             n/a
 1996............             n/a
--------------------------------------
Mid Cap Value
 Year ended
 December 31,
 2000............          235.80%
 1999............          137.06%
 1998............          173.33%
 1997............           93.78%
 Period from May
 1, to December
 31, 1996 (e)....           62.99%(f)
--------------------------------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 2000............          103.19%
 1999............          172.58%
 1998............          162.21%
 1997............          331.19%
 1996............          217.84%
--------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and                  Distribution Distribution  Distribution
                   Value at     Net       Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning Investment Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   Income   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
Bond Index
 Year ended
 December 31,
 2000............   $ 9.32     $ 0.62       $ 0.43       $ 1.05      $(0.63)         --            --            --
 1999............    10.19       0.63        (0.89)       (0.26)      (0.61)         --            --            --
 Period from May
 1, to December
 31, 1998 (e)....    10.00       0.42         0.29         0.71       (0.42)      $(0.10)          --            --
------------------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Year ended
 December 31,
 2000............    11.94      (0.03)       (2.21)       (2.24)        --         (0.01)       $(0.06)       $(0.11)
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00      (0.01)        2.03         2.02         --         (0.08)          --            --
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Year ended
 December 31,
 2000............     9.82       0.05         0.39         0.44       (0.05)       (0.32)        (0.05)        (0.02)
 1999............     9.02       0.02         1.77         1.79       (0.03)       (0.96)          --            --
 Period from May
 1, to December
 31, 1998 (e)....    10.00        --         (0.98)       (0.98)        --           --            --            --
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Value
 Year ended
 December 31,
 2000............    10.13       0.01         3.37         3.38       (0.01)       (1.80)          --            --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00        --          0.49         0.49         --         (0.36)          --            --
------------------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Year ended
 December 31,
 2000 (k)........    11.47       0.76         2.73         3.49       (0.76)       (0.06)        (0.17)        (0.30)
 1999............    12.46       0.78        (0.99)       (0.21)      (0.78)         --            --            --
 1998............    15.91       0.77        (3.38)       (2.61)      (0.70)       (0.14)          --            --
 1997............    14.64       0.77         1.68         2.45       (0.71)       (0.41)          --          (0.06)
 1996............    11.70       0.76         2.97         3.73       (0.76)       (0.03)          --            --
------------------------------------------------------------------------------------------------------------------------------
                                                                                 Ratios/Supplemental Data
                                                                     ---------------------------------------------------------
                                            Number of                                                   Net
                                 Net Asset   Shares                   Net Assets    Operating       Investment
                                 Value at  Outstanding   Total       End of Period Expenses to     Income (Loss)  Portfolio
                       Total        End      (000's    Investment       (000's       Average        to Average    Turnover
                   Distributions of Period  Omitted)   Return(b)       Omitted)    Net Assets       Net Assets      Rate
                   ------------- --------- ----------- ------------- ------------- --------------- -------------- ------------
Bond Index
 Year ended
 December 31,
 2000............     $(0.63)     $ 9.74      6,648       11.81%       $ 64,768       0.25%(x)          6.80%       33.14%
 1999............      (0.61)       9.32      4,125       (2.57)%        38,436       0.29%(x)          6.56%       17.06%
 Period from May
 1, to December
 31, 1998 (e)....      (0.52)      10.19      2,748        7.20%(f)      28,001       0.40%(g)(x)       6.17%(g)    21.09%(f)
------------------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Year ended
 December 31,
 2000............      (0.18)       9.52      2,758      (18.77)%        26,244       1.00%(y)         (0.37)%      75.97%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.08)      11.94      1,263       20.18%(f)      15,074       1.08%(g)(y)      (0.39)%(g)   18.97%(f)
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Year ended
 December 31,
 2000............      (0.44)       9.82      2,204        4.63%         21,636       0.90%(z)          0.56%       94.78%
 1999............      (0.99)       9.82        840       20.54%          8,248       0.94%(z)          0.30%      109.12%
 Period from May
 1, to December
 31, 1998 (e)....        --         9.02        556       (9.81)%(f)      5,015       1.05%(g)(z)      (0.01)%(g)   60.51%(f)
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Value
 Year ended
 December 31,
 2000............      (1.81)      11.70      2,515       34.19%         29,436       1.05%(1)          0.13%      220.80%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.36)      10.13        550        5.08%(f)       5,570       1.05%(g)(1)      (0.12)%(g)   51.97%(f)
------------------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Year ended
 December 31,
 2000 (k)........      (1.29)      13.67     11,617       31.29%        158,811       0.76%             5.99%       58.81%
 1999............      (0.78)      11.47     11,000       (1.69)%       126,214       0.70%             6.38%       12.95%
 1998............      (0.84)      12.46     12,263      (16.71)%       152,789       0.69%             5.48%       22.69%
 1997............      (1.18)      15.91     12,830       17.22%        204,131       0.69%             5.12%       20.04%
 1996............      (0.79)      14.64     10,325       33.07%        151,105       0.69%             6.14%       18.37%
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and                  Distribution Distribution  Distribution
                   Value at     Net       Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning Investment Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   Income   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
Growth & Income
 Year ended
 December 31,
 2000 (c)........   $20.01     $0.17        $(2.77)      $(2.60)     $(0.17)      $(2.69)       $(0.14)       $(0.23)
 1999............    19.49      0.20          2.88         3.08       (0.20)       (2.36)          --            --
 1998............    16.61      0.23          4.75         4.98       (0.23)       (1.87)          --            --
 1997............    14.65      0.27          4.07         4.34       (0.27)       (2.11)          --            --
 1996............    13.94      0.34          2.43         2.77       (0.34)       (1.72)          --            --
-------------------------------------------------------------------------------------------------------------------------
Managed
 Year ended
 December 31,
 2000 (o)........    15.45      0.44         (0.45)       (0.01)      (0.44)       (1.18)          --            --
 1999............    15.64      0.44          0.94         1.38       (0.43)       (1.14)          --            --
 1998............    14.35      0.46          2.43         2.89       (0.46)       (1.09)          --          (0.05)
 1997............    13.35      0.59          1.86         2.45       (0.59)       (0.78)          --          (0.08)
 1996............    13.73      0.61          0.81         1.42       (0.61)       (1.19)          --            --
-------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Year ended
 December 31,
 2000............     9.72      0.61          0.14         0.75       (0.61)         --            --            --
 1999............    10.05      0.61         (0.33)        0.28       (0.61)         --            --            --
 1998............    10.08      0.61         (0.03)        0.58       (0.61)         --            --            --
 1997............    10.05      0.59          0.03         0.62       (0.59)         --            --            --
 1996............    10.23      0.54         (0.18)        0.36       (0.54)         --            --            --
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Year ended
 December 31,
 2000 (o)........    10.92      0.14         (1.13)       (0.99)      (0.15)       (0.14)        (0.20)        (0.30)
 1999............    11.59      0.09         (0.50)       (0.41)      (0.07)       (0.01)        (0.18)          --
 1998............    12.40      0.07         (0.81)       (0.74)      (0.07)         --            --            --
 1997............    10.73      0.08          2.66         2.74       (0.08)       (0.99)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.07          0.96         1.03       (0.07)       (0.23)          --            --
-------------------------------------------------------------------------------------------------------------------------
                                                                              Ratios/Supplemental Data
                                                                    -----------------------------------------------------
                                            Number of                                               Net
                                 Net Asset   Shares                  Net Assets   Operating      Investment
                                 Value at  Outstanding   Total      End of Period  Expenses      Income to   Portfolio
                       Total        End      (000's    Investment      (000's     to Average      Average    Turnover
                   Distributions of Period  Omitted)   Return(b)      Omitted)    Net Assets     Net Assets    Rate
                   ------------- --------- ----------- ------------ ------------- -------------- ----------- ------------
Growth & Income
 Year ended
 December 31,
 2000 (c)........     $(3.23)     $14.18     234,464     (13.10)%    $3,324,988      0.40%          0.84%     112.94%
 1999............      (2.56)      20.01     210,823      16.23%      4,218,841      0.28%          0.98%      70.16%
 1998............      (2.10)      19.49     188,319      30.25%      3,670,785      0.27%          1.24%      48.45%
 1997............      (2.38)      16.61     167,773      29.79%      2,785,964      0.28%          1.61%      74.56%
 1996............      (2.06)      14.65     139,748      20.10%      2,047,927      0.27%          2.24%      81.02%
-------------------------------------------------------------------------------------------------------------------------
Managed
 Year ended
 December 31,
 2000 (o)........      (1.62)      13.82     216,688       0.03%      2,995,794      0.46%          2.86%     199.27%
 1999............      (1.57)      15.45     222,091       9.10%      3,430,919      0.36%          2.75%     203.86%
 1998............      (1.60)      15.64     211,171      20.42%      3,301,910      0.36%          2.99%     160.57%
 1997............      (1.45)      14.35     195,139      18.72%      2,800,127      0.37%          4.18%     200.41%
 1996............      (1.80)      13.35     178,745      10.72%      2,386,660      0.36%          4.41%     113.61%
-------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Year ended
 December 31,
 2000............      (0.61)       9.86       8,122       7.98%         80,109      0.36%          6.27%      45.27%
 1999............      (0.61)       9.72       7,081       2.96%         68,844      0.43%          6.25%     100.04%
 1998............      (0.61)      10.05       7,682       5.82%         77,194      0.53%          6.17%     184.50%
 1997............      (0.59)      10.08       5,070       6.41%         51,120      0.57%          5.67%     108.29%
 1996............      (0.54)      10.05       5,840       3.61%         58,676      0.75%(2)       5.66%      20.68%
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Year ended
 December 31,
 2000 (o)........      (0.79)       9.14       7,661      (8.89)%        70,031      0.92%(3)       1.25%     189.57%
 1999............      (0.26)      10.92       6,311      (3.43)%        68,900      0.95%(3)       0.78%     117.33%
 1998............      (0.07)      11.59       5,531       5.96%         64,095      1.05%(3)       0.63%     100.83%
 1997............      (1.07)      12.40       3,488      25.57%         43,261      1.05%(3)       0.68%     126.10%
 Period from May
 1, to December
 31, 1996 (e)....      (0.30)      10.73         982      10.33%(f)      10,541      1.05%(g)(3)    1.15%(g)   66.31%(f)
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and                  Distribution Distribution  Distribution
                   Value at     Net       Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning Investment Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   Income   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
International
Opportunities
 Year ended
 December 31,
 2000 (4)........   $15.17     $0.07        $(2.57)      $(2.50)     $(0.06)      $(0.62)       $(0.05)       $(0.09)
 1999............    12.21      0.10          3.95         4.05       (0.11)       (0.94)        (0.04)          --
 1998............    10.63      0.11          1.57         1.68       (0.10)         --            --            --
 1997............    10.60      0.10          0.11         0.21       (0.10)       (0.08)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.07          0.60         0.67       (0.07)         --            --            --
------------------------------------------------------------------------------------------------------------------------------
Equity Index
 Year ended
 December 31,
 2000............    20.46      0.22         (2.09)       (1.87)      (0.22)       (0.72)          --          (0.01)
 1999............    17.70      0.27          3.41         3.68       (0.26)       (0.66)          --            --
 1998............    14.21      0.25          3.76         4.01       (0.24)       (0.28)          --            --
 1997............    11.10      0.24          3.41         3.65       (0.24)       (0.25)          --          (0.05)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.15          1.26         1.41       (0.15)       (0.10)          --          (0.06)
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Year ended
 December 31,
 2000............     8.99      0.73         (1.65)       (0.92)      (0.74)         --            --            --
 1999............     9.23      0.72         (0.26)        0.46       (0.70)         --            --            --
 Period from May
 1, to December
 31, 1998 (e)....    10.00      0.46         (0.76)       (0.30)      (0.46)       (0.01)          --            --
------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Year ended
 December 31,
 2000 (o)........     9.82      0.48          0.67         1.15       (0.63)         --            --            --
 1999............    10.60      0.48         (0.70)       (0.22)      (0.56)         --            --            --
 1998............    10.24      0.54          0.38         0.92       (0.29)       (0.09)          --          (0.18)
 1997............    10.16      0.59          0.30         0.89       (0.61)       (0.15)          --          (0.05)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.38          0.28         0.66       (0.38)       (0.12)          --            --
                                                                                  Ratios/Supplemental Data
                                                                       -------------------------------------------------------
                                            Number of                                                    Net
                                 Net Asset   Shares                     Net Assets    Operating       Investment
                                 Value at  Outstanding   Total         End of Period Expenses to      Income to   Portfolio
                       Total        End      (000's    Investment         (000's       Average         Average    Turnover
                   Distributions of Period  Omitted)   Return(b)         Omitted)    Net Assets       Net Assets    Rate
                   ------------- --------- ----------- --------------- ------------- ---------------- ----------- ------------
International
Opportunities
 Year ended
 December 31,
 2000 (4)........     $(0.82)     $11.85     10,128      (16.36)%(6)     $120,034       0.93%(5)         0.47%      37.92%
 1999............      (1.09)      15.17      5,259       34.01%           79,794       1.02%(5)         0.77%      34.02%
 1998............      (0.10)      12.21      5,260       15.92%           64,250       1.16%(5)         0.89%      18.67%
 1997............      (0.18)      10.63      2,882        1.95%           30,631       1.22%(5)         0.65%      21.09%
 Period from May
 1, to December
 31, 1996 (e)....      (0.07)      10.60      1,689        6.72%(f)        17,898       1.25%(g)(5)      0.87%(g)    5.46%(f)
------------------------------------------------------------------------------------------------------------------------------
Equity Index
 Year ended
 December 31,
 2000............      (0.95)      17.64     29,793       (9.15)%         525,659       0.19%            1.12%      34.11%
 1999............      (0.92)      20.46     22,060       21.08%          451,296       0.00%(7)         1.42%      55.24%
 1998............      (0.52)      17.70     13,139       28.45%          232,578       0.00%(7)         1.59%      43.31%
 1997............      (0.54)      14.21      7,134       32.79%(8)       101,390       0.00%(7)         1.97%      64.56%
 Period from May
 1, to December
 31, 1996 (e)....      (0.31)      11.10      1,320       14.23%(f)(9)     14,650       0.00%(g)(7)      2.47%(g)   15.72%(f)
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Year ended
 December 31,
 2000............      (0.74)       7.33      3,543      (10.81)%          25,978       0.75%(10)        8.88%      21.94%
 1999............      (0.70)       8.99      2,217        5.13%           19,921       0.80%(10)        7.94%      38.62%
 Period from May
 1, to December
 31, 1998 (e)....      (0.47)       9.23      1,602       (2.98)%(f)       14,789       0.90%(g)(10)     7.43%(g)   17.67%(f)
------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Year ended
 December 31,
 2000 (o)........      (0.63)      10.34      6,623       12.00%           68,473       0.81%(11)        4.71%     209.39%
 1999............      (0.56)       9.82      7,230       (2.16)%          70,991       0.83%(11)        4.70%     332.06%
 1998............      (0.56)      10.60      6,301        9.15%           66,791       0.95%(11)        5.27%     186.70%
 1997............      (0.81)      10.24      2,797        9.05%           28,647       1.00%(11)        5.80%      69.38%
 Period from May
 1, to December
 31, 1996 (e)....      (0.50)      10.16      1,271        6.71%(f)        12,907       1.00%(g)(11)     6.05%(g)  171.39%(f)

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuation market values of the portfolio.
(b) The performance of the Funds shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) The Fund entered into a new Sub-Advisory agreement with Putnam Investment Management, Inc. during the period shown.
(d) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.00%, and 1.09% for the years ended December 31, 2000 and 1999, respectively.
(e) Commencement of investment operations.
(f) Not annualized.
(g) Annualized.
(h) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .89%, and .96% for the years ended December 31, 2000 and 1999, respectively.
(i) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .44% for the year ended December 31, 2000.
(j) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.49%, 3.44%, and 3.69% for the years ended December 31, 2000, 1999 and 1998, respectively.
(k) The Fund entered into a new Sub-Advisory agreement with Morgan Stanley Investment Management, Inc. during the period shown.
(l) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .37%, .38% and .63% for the years ended December 31, 2000, 1999 and 1998, respectively.
(m) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.76% and 1.71% for the years ended December 31, 2000 and 1999, respectively.
(n) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.05%, 1.12%, and 1.55%, for the years ended December 31, 1998, 1997 and 1996, respectively.
(o) The Fund entered into a new Sub-Advisory agreement with Capital Guardian Trust Company during the period shown.
(p) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.27%, 1.31%, 1.82, 1.56% and 1.44% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(q) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.13%, 1.42%, and 2.34% for the years ended December 31, 1998, 1997 and 1996, respectively.
(r) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.04% and 1.20% for the years ended December 31, 2000 and 1999, respectively.
(s) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.06% and 2.74% for the years ended December 31, 1997 and 1996 respectively.
(t) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% and 1.17% for the years ended December 31, 2000 and 1999, respectively.
(u) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.36%, and 1.42% for the years ended December 31, 2000 and 1999, respectively.
(v) The Total Investment Return includes the effect of the capital contribution of $0.01 per share. The Total Investment Return without the capital contribution would have been 6.18%.
(w) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.14% and 2.15% for the years ended December 31, 1997 and 1996, respectively.
(x) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .27%, .35%, and .71%, for the years ended December 31, 2000, 1999 and 1998, respectively.
(y) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.05% and 1.17% for the years ended December 31, 2000 and 1999, respectively.
(z) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.23%, 2.24%, and 4.55% for the years ended December 31, 2000, 1999 and 1998, respectively.

(1) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.29% and 1.61% for the years ended December 31, 2000 and 1999, respectively.
(2) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .79% for the year ended December 31, 1996.
(3) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .95%, .96%, 1.08%, 1.30% and 2.06% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(4) The Fund entered into a new Sub-Advisory agreement with T. Rowe Price International, Inc. during the period shown.
(5) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09%, 1.15%, 1.46%, 1.57% and 2.76% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(6) The Total Investment Return rate excludes merger activity.
(7) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .22%, .34%, .65%, and 1.61% for the years ended December 31, 1999, 1998, 1997 and 1996, respectively.
(8) The Total Investment Return includes the effect of the capital contribution of $.04 per share. The Total Investment Return without the capital contribution would have been 32.47%.
(9) The Total Investment Return includes the effect of the capital contribution of $.06 per share. The Total Investment Return without the capital contribution would have been 13.59%.
(10) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .87%, 1.04% and 2.03% for the years ended December 31, 2000, 1999 and 1998, respectively.
(11) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .91%, .84%, 1.02%, 1.32%, and 1.57% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(12) The Total Investment Return includes the effect of the capital contribution of $.32 per share. The Total Investment Return without the capital contribution would have been 79.02%.

SCHEDULE OF INVESTMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                        Market
Name of Issuer                                          Shares           Value
                                                                        (000's)

COMMON STOCK

Auto & Truck Parts - 0.4%
   General Motors Corp. - Cl. H ................        180,600       $    4,154

Business Services - 0.5%
   Automatic Data Processing, Inc. .............          96,000           6,078

Commercial Sevices - 2.0%
   Convergys Corp. * ...........................         169,300           7,671
   Interpublic Group Cos., Inc. ................         106,600           4,537
   Lamar Advertising Co. * .....................         117,700           4,543
   Omnicom Group, Inc. .........................          66,900           5,544
                                                                      ----------
                                                                          22,295

Computer Equipment - 9.3%
   Brocade Communications Systems,
     Inc. * ....................................          67,600           6,207
   Compaq Computer Corp. .......................         150,500           2,265
   Comverse Technology, Inc. * .................          89,400           9,711
   Hewlett-Packard Co. .........................         216,200           6,824
   Intel Corp. .................................       1,400,000          42,087
   International Business Machines Corp ........         276,000          23,460
   Network Appliance, Inc. * ...................          93,200           5,982
   VERITAS Software Corp. * ....................         112,900           9,879
                                                                      ----------
                                                                         106,415

Computer Software & Services - 18.6%
   Adobe Systems, Inc. .........................         126,800           7,378
   America Online, Inc. * ......................         677,100          23,563
   Cadence Design Systems, Inc. * ..............         130,900           3,600
   DST Systems, Inc. * .........................         114,700           7,685
   EMC Corp. * .................................         570,000          37,905
   First Data Corp. ............................         224,700          11,839
   Fiserv, Inc. ................................          85,700           4,065
   Intuit, Inc. * ..............................         109,900           4,334
   Juniper Networks, Inc. * ....................          74,400           9,379
   Microsoft Corp. .............................         773,000          33,529
   Oracle Corp. * ..............................       1,000,000          29,063
   Siebel Systems, Inc. * ......................         148,900          10,069
   Sun Microsystems, Inc. * ....................         799,700          22,292
   SunGard Data Systems, Inc. ..................         105,000           4,948
   Yahoo!, Inc. * ..............................         121,500           3,666
                                                                      ----------
                                                                         213,315

Consumer Miscellaneous - 0.6%
   Black & Decker Corp. ........................         186,700           7,328

Cosmetic & Personal Care - 0.5%
   Colgate-Palmolive Co. .......................          80,000           5,164

Diversified Operations - 10.4%
   Corning, Inc. ...............................         251,534          13,284
   El Paso Energy Corp. ........................         139,200           9,970
   General Electric Co. ........................       1,900,000          91,082
   Tyco International, Ltd. ....................          90,000           4,995
                                                                      ----------
                                                                         119,331

Electric Power - 1.1%
   AES Corp. * .................................         120,000           6,645
   Calpine Corp. * .............................         137,900           6,214
                                                                      ----------
                                                                          12,859

Electronic Products & Services - 14.3%
   Altera Corp. * ..............................         214,700           5,649
   Analog Devices, Inc. * ......................         190,000           9,726
   Applied Materials, Inc. * ...................         169,400           6,469
   Atmel Corp. * ...............................         400,000           4,650
   Cisco Systems, Inc. * .......................       1,689,200          64,612
   Jabil Circuit, Inc. * .......................         115,600           2,933
   Linear Technology Corp. .....................         170,000           7,862
   Maxim Integrated Products, Inc. * ...........         152,800           7,306
   Motorola, Inc. ..............................         156,000           3,159
   Novellus Systems, Inc. * ....................         182,200           6,548
   PMC-Sierra, Inc. * ..........................          33,000           2,595
   Sanmina Corp. * .............................          91,200           6,988
   SCI Systems, Inc. * .........................         125,700           3,315
   Texas Instruments, Inc. .....................         378,600          17,936
   Vishay Intertechnology, Inc. * ..............         160,400           2,426
   Vitesse Semiconductor Corp. * ...............          82,400           4,558
   Xilinx, Inc. * ..............................         150,000           6,919
                                                                      ----------
                                                                         163,651

Energy - Alternative Source - 0.8%
   Dynegy, Inc. - Cl.A .........................         169,500           9,503

Financial Services - 1.4%
   Citigroup, Inc. .............................         313,333          16,000

Health Care Products - 21.5%
   Allergan, Inc. ..............................         116,900          11,317
   ALZA Corp. * ................................         176,300           7,493
   American Home Products Corp. ................         219,000          13,917
   Aviron * ....................................          42,800           2,860
   Baxter International, Inc. ..................          50,000           4,416
   Bristol-Myers Squibb Co. ....................         167,000          12,348
   Cardinal Health, Inc. .......................          27,900           2,780
   Cephalon, Inc. * ............................          53,100           3,362
   CV Therapeutics, Inc. * .....................          48,200           3,410
   Eli Lilly & Co. .............................         110,500          10,283
   ENZON , Inc. ................................          56,700           3,519
   Forest Laboratories, Inc. * .................          43,400           5,767
   Genetech, Inc. * ............................          52,200           4,254
   Invitrogen Corp. * ..........................          47,700           4,120
   King Pharmaceuticals, Inc. * ................          65,400           3,380
   Laboratory Corporation of America
     Holdings ..................................          34,300           6,037
   Merck & Co., Inc. ...........................         311,100          29,127
   Pfizer, Inc. ................................       1,616,900          74,377
   Pharmacia Corp. .............................         229,500          13,999
   Schering-Plough Corp. .......................         339,600          19,272
   Waters Corp. * ..............................         131,700          10,997
                                                                      ----------
                                                                         247,035

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND



                                                                           Market
Name of Issuer                                                 Shares       Value
                                                                           (000's)
COMMON STOCK - Continued

Health Care Services - 0.7%
   Universal Health Services, Inc. - Cl. B * ...............  76,000     $   8,493

Insurance - 2.8%
   Hartford Financial Services Group, Inc. ................. 182,300        12,875
   Lincoln National Corp. .................................. 137,000         6,482
   PartnerRe, Ltd. .........................................  86,200         5,258
   St. Paul Cos., Inc. ..................................... 135,000         7,332
                                                                         ---------
                                                                            31,947

Machinery - 0.4%
   Ingersoll-Rand Co. ......................................  94,700         3,966

Media - Publishing - 0.3%
   AT&T Corp. - Liberty Media Group -
     Cl. A * ............................................... 216,500         2,936

Media - TV/Radio - 2.8%
   Clear Channel Communications, Inc. * ....................  62,200         3,013
   Infinity Broadcasting Corp. - Cl. A * ................... 148,200         4,140
   Time Warner, Inc. ....................................... 182,400         9,529
   Univision Communications, Inc. -
     Cl. A * ............................................... 117,600         4,814
   Viacom, Inc. - Cl. B * .................................. 173,600         8,116
   Westwood One, Inc. * .................................... 124,400         2,402
                                                                         ---------
                                                                            32,014

Oil & Natural Gas Exploration & Production - 0.3%
   Noble Drilling Corp. * ..................................  80,000         3,475

Retail - Department Stores - 6.0%
   Family Dollar Stores, Inc. .............................. 176,400         3,782
   Home Depot, Inc. ........................................ 442,700        20,226
   Kohl's Corp. ............................................ 237,200        14,469
   Lowe's Cos., Inc. .......................................  92,100         4,098
   RadioShack Corp. ........................................ 178,800         7,655
   Tiffany & Co. ........................................... 135,700         4,291
   Wal-Mart Stores, Inc. ................................... 272,500        14,477
                                                                         ---------
                                                                            68,998

Retail - Drug Stores - 1.6%
   CVS Corp. ...............................................  75,000         4,495
   TJX Cos., Inc. .......................................... 134,300         3,727
   Walgreen Co. ............................................ 250,000        10,453
                                                                         ---------
                                                                            18,675

Telecommunication Equipment - 1.8%
   ADC Telecommunications, Inc. * .......................... 277,600         5,032
   CIENA Corp. * ...........................................  20,000         1,625
   JDS Uniphase Corp. * .................................... 139,400         5,811
   Nokia Oyj - ADR .........................................  67,100         2,919
   Nortel Networks Corp. ...................................  78,200         2,507
   Scientific-Atlanta, Inc. ................................  96,500         3,142
                                                                         ---------
                                                                            21,036

Telecommunication Services - 1.0%
   Qwest Communications International,
     Inc. * ................................................ 165,000         6,765
   Sprint PCS (PCS Group) * ................................ 250,000         5,109
                                                                         ---------
                                                                            11,874

U.S. Government Agencies - 0.5%
   Federal National Mortgage Assoc. ........................  65,000         5,639
                                                                         ---------
          TOTAL COMMON STOCK- ..............................    99.6%    1,142,181

                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS - 0.9%
Investment in joint trading account
  (Note B)
  6.695% due 01/02/01 ..................................... $ 10,374        10,374
                                                            --------     ---------
                                         TOTAL INVESTMENTS-    100.5%    1,152,555
                       Payables, less cash and receivables-     (0.5)%      (5,768)
                                                            --------     ---------
                                                NET ASSETS-    100.0%    1,146,787
                                                            ========     =========

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                          Market
Name of Issuer                                   Shares    Value
                                                          (000's)
COMMON STOCK

Bank - 1.7%
   M & T Bank Corp. .........................     6,100   $   415
   Zions Bancorp ............................     5,900       368
                                                          -------
                                                              783

Brokerage & Investment Management - 1.8%
   Investment Technology Group, Inc. ........     8,500       355
   Legg Mason, Inc. .........................     8,400       458
                                                          -------
                                                              813

Business Services - 0.3%
   DiamondCluster, Inc. * ...................     4,600       140

Commercial Sevices - 4.9%
   Cintas Corp. .............................    11,100       590
   Convergys Corp. * ........................    14,300       648
   Ecolab, Inc. .............................     8,300       359
   Lamar Advertising Co. * ..................     4,900       189
   Macrovision Corp. * ......................     2,700       200
   The Dun & Bradstreet Corp. * .............    11,300       290
                                                          -------
                                                            2,276

Computer Equipment - 7.4%
   Brocade Communications Systems, Inc. * ...    13,600     1,249
   Comverse Technology, Inc. * ..............     3,500       380
   Palm, Inc. ...............................    40,500     1,147
   Redback Networks, Inc. * .................    11,600       475
   SanDisk Corp. * ..........................     6,300       175
                                                          -------
                                                            3,426

Computer Software & Services - 13.6%
   Ariba, Inc. * ............................     3,600       193
   Electronic Arts, Inc. * ..................     2,000        85
   Fiserv, Inc. .............................    14,300       678
   Internet Security System, Inc. ...........     4,900       384
   Intuit, Inc. * ...........................     7,000       276
   Mercury Interactive Corp. * ..............     5,600       506
   Micromuse, Inc. * ........................     7,800       471
   Openwave Systems, Inc. * .................     5,900       283
   Peregrine Systems, Inc. * ................    34,300       678
   Portal Software, Inc. * ..................     6,500        51
   Rational Software Corp. * ................    24,200       942
   Research in Motion, Ltd. * ...............     6,300       504
   Retek, Inc. * ............................     4,300       105
   Tibco Software, Inc. * ...................    10,100       484
   Vignette Corp. * .........................    20,000       360
   webMethods, Inc. * .......................     2,800       249
                                                          -------
                                                            6,249

Cosmetic & Personal Care - 0.4%
   Estee Lauder Cos., Inc. - Cl. A ..........     3,900       171

Diversified Operations - 0.7%
   Danaher Corp. ............................     4,700       321

Electric Power - 2.2%
   Calpine Corp. * ..........................    11,300       509
   CMS Energy Corp. .........................     9,400       298
   Southern Energy, Inc. * ..................     6,600       187
                                                          -------
                                                              994

Electronic Products & Services - 8.6%
   Applied Micro Circuits Corp. * ...........     9,800       735
   Atmel Corp. * ............................    35,500       413
   Emulex Corp. * ...........................     7,800       624
   GlobeSpan, Inc. * ........................     6,750       186
   Maxim Integrated Products, Inc. * ........     3,500       167
   PerkinElmer, Inc. ........................     7,900       830
   QLogic Corp. * ...........................     1,700       131
   Sawtek, Inc. * ...........................     7,500       346
   Vitesse Semiconductor Corp. * ............     9,550       528
                                                          -------
                                                            3,960

Energy - Alternative Source - 0.8%
   Dynegy, Inc. - Cl.A ......................     6,700       376

Financial Services - 1.2%
   Providian Financial Corp. * ..............     9,800       563

Food, Beverage & Tobacco - 1.4%
   Starbucks Corp. * ........................    14,500       642

Health Care Products - 21.6%
   Abgenix, Inc. * ..........................     3,850       227
   Allergan, Inc. ...........................    13,600     1,317
   Andrx Corp - Andrx Group * ...............     3,200       185
   Applera Corporation - Applied Biosystems
     Group ..................................    11,300     1,063
   Diversa Corp. ............................     3,800        68
   Forest Laboratories, Inc. * ..............     4,000       532
   Gilead Sciences, Inc. * ..................     4,200       348
   Human Genome Sciences, Inc. * ............     2,200       153
   IDEXX Laboratories, Inc. * ...............     7,900       174
   Immunex Corp. * ..........................    19,900       808
   Inhale Therapeutic Systems, Inc. * .......     8,400       424
   IVAX Corp. ...............................    15,800       605
   Laboratory Corporation of America Holdings     1,600       282
   Medarex, Inc. * ..........................     3,800       155
   MedImmune, Inc. * ........................    19,800       944
   Millennium Pharmaceuticals, Inc. * .......    11,600       718
   Protein Design Labs, Inc. * ..............     3,700       321
   Sepracor, Inc. * .........................     8,600       689
   UnitedHealth Group, Inc. .................     5,400       331
   Waters Corp. * ...........................     7,300       610
                                                          -------
                                                            9,954

Health Care Services - 2.3%
   Idec Pharmaceuticals Corp. ...............     3,200       607
   Quest Diagnostics, Inc. * ................     3,200       454
                                                          -------
                                                            1,061

Insurance - 0.7%
   Ace, Ltd. * ..............................     2,900       123

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                               Market
                Name of Issuer                      Shares      Value
                                                               (000's)

COMMON STOCK - Continued

Insurance - Continued
   XL Capital, Ltd. - Cl. A .....................    2,100     $    183
                                                               --------
                                                                    306

Leisure & Recreation - 0.8%
   Four Seasons Hotels, Inc. ....................    3,300          210
   International Game Technology ................    3,700          177
                                                               --------
                                                                    387

Media - Publishing - 0.2%
   Radio One, Inc. - Cl. D * ....................    7,600           84

Media - TV / Radio - 1.7%
   Cox Radio, Inc. - Cl. A * ....................    9,600          217
   Radio One, Inc. * ............................    4,900           52
   Spanish Broadcasting Systems, Inc. * .........    8,500           43
   Univision Communications, Inc. - Cl. A * .....   11,200          458
                                                               --------
                                                                    770

Oil - 1.5%
   BJ Services Co. * ............................    6,100          420
   Cooper Cameron Corp. * .......................    4,400          291
                                                               --------
                                                                    711

Oil & Natural Gas Exploration & Production - 4.8%
   Devon Energy Corp. * .........................    7,600          463
   Global Marine, Inc. * ........................   21,000          596
   Murphy Oil Corp. .............................    6,300          381
   Transocean Sedco Forex, Inc. .................   17,100          786
                                                               --------
                                                                  2,226

Oil - Equipment & Service - 2.1%
   Nabors Industries, Inc. * ....................    9,800          580
   Smith International, Inc. ....................    5,500          410
                                                               --------
                                                                    990

Personal & Commercial Lending - 1.1%
   Capital One Financial Corp. ..................    7,800          513

Real Estate Investment Trust - 0.3%
   Boston Properties, Inc. ......................    3,500          152

Retail - Department Stores - 3.4%
   BJ's Wholesale Club, Inc. ....................    9,900          380
   Family Dollar Stores, Inc. ...................   24,700          529
   RadioShack Corp. .............................    6,700          287
   Tiffany & Co. ................................   12,367          391
                                                               --------
                                                                  1,587

Retail - Food - 0.8%
   Darden Restaurants, Inc. .....................   15,900          364

Telecommunication Equipment - 4.8%
   Avanex Corp. * ...............................    2,800          167
   Crown Castle International Corp. .............   13,600          368
   Finisar Corp. * ..............................   21,900          635
   Polycom, Inc. * ..............................    6,700          216
   Sonus Networks, Inc. * .......................    3,400           86
   Symbol Technologies, Inc. ....................   21,200          763
                                                               --------
                                                                  2,235

Telecommunication Services - 1.0%
   Allegiance Telecom, Inc. * ...................    6,200          138
   McLeodUSA, Inc. - Cl. A * ....................   22,000          311
                                                               --------
                                                                    449

Telephone - 0.9%
   Telephone and Data Systems, Inc. .............    4,700          424

Transportation Services - 1.4%
   Harley-Davidson, Inc. ........................   15,800          628
                                                               --------
          TOTAL COMMON STOCK- ...................     94.4%      43,555

                                                    Par
                                                    Value
                                                   (000's)
SHORT-TERM INVESTMENTS - 4.4%
   Investment in joint trading account
   (Note B) 6.695% due 01/02/01 .................  $ 2,023        2,023
                                                   -------     --------
                               TOTAL INVESTMENTS-     98.8%      45,578
             Cash and Receivables, less payables-      1.2%         536
                                                   -------     --------
                                      NET ASSETS-    100.0%      46,114
                                                   =======     ========
* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                              Market
                Name of Issuer                   Shares        Value
                                                              (000's)

COMMON STOCK

Aerospace & Defense - 1.3%
   General Dynamics Corp. ....................    1,100       $     86
   Honeywell International, Inc. .............      900             43
   United Technologies Corp. .................    1,900            149
                                                              --------
                                                                   278

Automobile - 0.5%
   Ford Motor Co. ............................    4,700            110

Bank - 4.4%
   Bank of America Corp. .....................    3,600            165
   Bank of New York Co., Inc. ................    3,900            215
   Comerica, Inc. ............................      900             53
   Firstar Corp. .............................    3,400             79
   FleetBoston Financial Corp. ...............    7,200            271
   J.P. Morgan & Co., Inc. ...................      900            149
                                                              --------
                                                                   932

Business Services - 0.8%
   Automatic Data Processing, Inc. ...........    2,600            165

Chemical - 1.1%
   Air Products & Chemicals, Inc. ............    1,900             78
   Dow Chemical Co. ..........................    2,700             99
   Praxair, Inc. .............................    1,900             84
                                                              --------
                                                                   261

Commercial Sevices - 1.3%
   Convergys Corp. ...........................    1,700             77
   Interpublic Group Cos., Inc. ..............    2,400            102
   Omnicom Group, Inc. .......................    1,100             91
                                                              --------
                                                                   270

Computer Equipment - 3.2%
   Comverse Technology, Inc. .................      400             43
   Hewlett-Packard Co. .......................    2,200             69
   Intel Corp. ...............................    9,300            280
   International Business Machines Corp. .....    2,100            178
   Network Appliance, Inc. ...................      700             45
   VERITAS Software Corp. ....................      600             53
                                                              --------
                                                                   668

Computer Software & Services - 6.1%
   Adobe Systems, Inc. .......................      400             23
   America Online, Inc. ......................    4,000            139
   DST Systems, Inc. .........................      700             47
   EMC Corp. .................................    3,200            213
   First Data Corp. ..........................    4,600            243
   Microsoft Corp. ...........................    6,000            260
   Oracle Corp. ..............................    6,200            180
   Siebel Systems, Inc. ......................      700             47
   Sun Microsystems, Inc. ....................    4,200            117
                                                              --------
                                                                 1,269

Consumer Miscellaneous - 1.1%
   Avery Dennison Corp. ......................    1,600             88
   Black & Decker Corp. ......................    2,200             86
   Parker-Hannifin Corp. .....................    1,300             57
                                                              --------
                                                                   231

Cosmetic & Personal Care - 0.5%
   Colgate-Palmolive Co. .....................    1,000             65
   Procter & Gamble Co. ......................      500             39
                                                              --------
                                                                   104

Diversified Operations - 6.4%
   Corning, Inc. .............................    1,400             74
   El Paso Energy Corp. ......................    2,400            172
   General Electric Co. ......................   16,100            772
   Minnesota Mining & Manufacturing Co. ......      800             96
   Tyco International, Ltd. ..................    4,100            227
                                                              --------
                                                                 1,341

Electric Power - 2.4%
   AES Corp. .................................    1,200             67
   Allegheny Energy, Inc. ....................      900             43
   Constellation Energy Group ................      800             36
   Dominion Resources, Inc. ..................      200             14
   Duke Energy Co. ...........................    1,700            145
   Exelon Corp. ..............................    1,600            112
   Pinnacle West Capital Corp. ...............      800             38
   Reliant Energy, Inc. ......................    1,000             43
                                                              --------
                                                                   498

Electronic Products & Services - 4.3%
   Altera Corp. .............................     1,200             32
   Analog Devices, Inc. ......................    1,300             67
   Cisco Systems, Inc. .......................    9,800            375
   Linear Technology Corp. ...................    1,500             69
   Maxim Integrated Products, Inc. ...........      800             38
   Millipore Corp. ...........................      700             44
   Motorola, Inc. ............................    2,200             45
   Novellus Systems, Inc. ....................    1,000             36
   Sanmina Corp. .............................      600             46
   Texas Instruments, Inc. ...................    1,800             85
   Xilinx, Inc. ..............................    1,200             55
                                                              --------
                                                                   892

Energy - Alternative Source - 0.6%
   Dynegy, Inc. - Cl.A .......................    2,100            118

Financial Services - 3.3%
   Citigroup, Inc. ...........................   11,000            562
   Mellon Financial Corp. ....................      700             34
   Stillwell Financial, Inc. .................    2,300             91
                                                              --------
                                                                   687

Food, Beverage & Tobacco - 1.2%
   Anheuser-Busch Cos., Inc. .................    1,200             55
   ConAgra, Inc. .............................    2,400             62

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                Market
                 Name of Issuer                      Shares      Value
                                                                (000's)

COMMON STOCK - Continued

Food, Beverage & Tobacco - Continued
   PepsiCo, Inc. ................................       600    $     30
   Philip Morris Cos., Inc. .....................     2,300         101
                                                               --------
                                                                    248

Health Care Products - 12.2%
   Abbott Laboratories ..........................     3,000         145
   Allergan, Inc. ...............................     1,000          97
   ALZA Corp. ...................................     1,100          47
   American Home Products Corp. .................     2,700         172
   Baxter International, Inc. ...................     1,200         106
   Bristol-Myers Squibb Co. .....................     4,300         318
   Eli Lilly & Co. ..............................       200          19
   ENZON , Inc. .................................       700          43
   Forest Laboratories, Inc. ....................       200          27
   Johnson & Johnson ............................     2,800         294
   Laboratory Corporation of America
     Holdings ...................................       400          70
   Merck & Co., Inc. ............................     4,300         403
   Pfizer, Inc. .................................    11,100         511
   Pharmacia Corp. ..............................     2,200         134
   Schering-Plough Corp. ........................     2,000         113
   Waters Corp. .................................       700          58
                                                               --------
                                                                  2,557

Health Care Services - 0.3%
   St. Jude Medical, Inc. .......................       400          25
   Wellpoint Health Networks, Inc. ..............       300          34
                                                               --------
                                                                     59

Insurance - 4.5%
   Allstate Corp. ...............................     1,200          52
   American International Group, Inc. ...........     1,400         138
   Chubb Corp. ..................................     1,100          95
   Hartford Financial Services Group, Inc. ......     2,500         177
   Lincoln National Corp. .......................     2,500         118
   Marsh & McLennan Cos., Inc. ..................       600          70
   St. Paul Cos., Inc. ..........................     2,000         109
   Torchmark, Inc. ..............................     2,300          89
   XL Capital, Ltd. - Cl. A .....................     1,000          87
                                                               --------
                                                                    935

Machinery - 0.5%
   Ingersoll-Rand Co. ...........................     2,500         105

Media - Publishing - 0.4%
   AT&T Corp. - Liberty Media Group -
     Cl. A ......................................     8,400         114

Media - TV / Radio - 1.7%
   Clear Channel Communications, Inc. ...........     2,000          97
   Infinity Broadcasting Corp. - Cl. A ..........     1,800          50
   The Walt Disney Co. ..........................     1,800          52
   Time Warner, Inc. ............................     1,200          63
   Viacom, Inc. - Cl. B .........................     1,900          89
                                                               --------
                                                                    351

Metals & Mining - 0.4%
   Alcoa, Inc. ..................................     2,300          77

Oil - 0.7%
   Royal Dutch Petroleum Co. - NY
     Shares .....................................     2,400         145

Oil & Natural Gas Exploration & Production - 2.2%
   Chevron Corp. ................................       700          59
   Exxon Mobil Corp. ............................     3,200         278
   Kerr-McGee Corp. .............................       700          47
   Noble Drilling Corp. .........................       800          35
   USX-Marathon Group ...........................     1,200          33
                                                               --------
                                                                    452

Oil - Equipment & Service - 0.4%
   Baker Hughes, Inc. ...........................     1,800          75

Paper & Forest Products - 0.4%
   Kimberly-Clark Corp. .........................     1,300          92

Retail - Department Stores - 4.0%
   Gap, Inc. ....................................     1,600          41
   Home Depot, Inc. .............................     3,400         155
   Kohl's Corp. .................................     2,600         159
   Limited, Inc. ................................     1,700          29
   Lowe's Cos., Inc. ............................     1,400          62
   RadioShack Corp. .............................     2,700         116
   Tiffany & Co. ................................     1,700          54
   Wal-Mart Stores, Inc. ........................     4,000         212
                                                               --------
                                                                    828

Retail - Drug Stores - 0.9%
   CVS Corp. ....................................       800          48
   TJX Cos., Inc. ...............................     2,800          78
   Walgreen Co. .................................     1,300          54
                                                               --------
                                                                    180

Retail - Food - 0.2%
   Brinker International, Inc. ..................       800          34

Shoe & Apparel Manufacturing - 0.1%
   Intimate Brands, Inc. ........................     1,800          27

Steel - 0.2%
   Nucor Corp. ..................................     1,100          44

Telecommunication Equipment - 0.7%
   JDS Uniphase Corp. ...........................       800          33
   Nortel Networks Corp. ........................     3,400         109
                                                               --------
                                                                    142

Telecommunication Services - 1.3%
   Qwest Communications International, Inc. .....     2,900         119
   Sprint PCS (PCS Group) .......................     2,100          43

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                          Market
Name of Issuer                                                Shares      Value
                                                                         (000's)

COMMON STOCK - Continued

Telecommunication Services - Continued
   Verizon Communications ....................                 2,200     $   110
                                                                         -------
                                                                             272

Telephone - 1.1%
   SBC Communications, Inc. ..................                 3,600         172
   Sprint Corp. ..............................                 2,400          49
                                                                         -------
                                                                             221

Transportation Services - 0.1%
   Union Pacific Corp. .......................                   600          30

U.S. Government Agencies - 1.3%
   Federal National Mortgage Assoc ...........                 3,200         278
                                                                         -------
        TOTAL COMMON STOCK- ..................                  72.1%     15,090

                                                                 Par
                                                                Value
                                                               (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.1%
   Lockheed Martin Corp. - Bonds
   8.5% due 12/01/29 .......................................      $ 15        17

Automobile - 0.2%
   Ford Motor Co. - Bonds
   6.625% due 10/01/28 .....................................        60        51

Bank - 1.1%
   Bank of America Corp. - Sub. Notes
   7.8% due 02/15/10 .......................................        80        83
   BankBoston Corp. - Sr. Notes
   6.125% due 03/15/02 .....................................        50        50
   Korea Development Bank - Bonds
   7.125% due 09/17/01 .....................................        50        50
   Wells Fargo Bank NA - Sub.
   7.55% due 06/21/10 ......................................        40        43
                                                                         -------
                                                                             226

Brokerage & Investment Management - 0.2%
   Lehman Brothers Holdings, Inc. -
     Notes
   6.5% due 10/01/02 .......................................        50        50

Computer Equipment - 0.1%
   International Business Machines Corp.
     - Notes
   5.625% due 04/12/04 .....................................        30        29

Financial Services - 1.3%
   Associates Corp. of North America -
     Sr. Notes
   6.25% due 11/01/08 ......................................        45        43
   First Union National Nank - Sub.
     Notes
   7.8% due 08/18/10 .......................................        40        41
   General Electric Capital Corp.
   7.5% due 05/15/05 .......................................        30        32
   General Motors Acceptance Corp.
   7.5% due 07/15/05 .......................................        40        41
   Green Tree Financial Corp. - Ser
     1996-8 Cl. A6
   7.6% due 10/15/27 .......................................        50        52
   PNC Funding Corp.
   7.0% due 09/01/04 .......................................        50        51
                                                                         -------
                                                                             260

Foreign Governmental - 0.2%
   Province of Quebec - Debs
   7.5% due 09/15/29 .......................................        45        48

Media - TV / Radio - 0.3%
   News America, Inc. - Debs
   7.125% due 04/08/28 .....................................        20        16
   Time Warner, Inc.
   6.625% due 05/15/29 .....................................        20        18
   Viacom, Inc.
   7.7% due 07/30/10 .......................................        30        32
                                                                         -------
                                                                              66

Natural Gas Distribution - 0.2%
   Enron Corp. - Debs
   9.125% due 04/01/03 .....................................        30        32

Oil & Natural Gas Exploration & Production - 0.1%
   Amerada Hess Corp. - Bonds
   7.875% due 10/01/29 .....................................        20        21

Oil - Equipment & Service - 0.1%
   Petroleum Geo-Services ASA - Sr
     Notes
   7.125% due 03/30/28 .....................................        20        16

Personal & Commercial Lending - 0.5%
   Goldman Sachs Group, Inc.
   7.8% due 01/28/10 .......................................        40        42
   Household Finance Corp. - Notes
   6.0% due 05/01/04 .......................................        30        29
   8.0% due 07/15/10 .......................................        30        32
   U.S. West Capital Funding, Inc.
   6.875% due 07/15/28 .....................................        10         9
                                                                         -------
                                                                             112

Retail - Department Stores - 0.2%
   Wal Mart Stores, Inc.
   7.55% due 02/15/30 ......................................        40        44

U.S. Government Agencies - 12.2%
   Federal National Mortgage Assoc
   6.0% due 12/01/99 .......................................       150       148
   6.0% due 12/01/99 .......................................       350       339
   6.625% due 11/15/30 .....................................       168       178
   7.0% due 12/01/99 .......................................       310       310
   7.125% due 06/15/10 .....................................       270       292
   7.25% due 05/15/30 ......................................        60        68

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                 Par       Market
                                                Value       Value
                                               (000's)     (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   7.5% due 12/01/99 .................         $   420     $   429
   7.5% due 12/01/99 .................             279         283
   Federal National Mortgage Assoc. -
     Notes
   4.75% due 11/14/03 ................              50          49
   7.0% due 07/15/05 .................             420         441
                                                           -------
                                                             2,537

U.S. Governmental - 9.1%
   U.S. Treasury
   5.875% due 02/15/04 ...............             300         306
   U.S. Treasury - Bonds
   5.25% due 02/15/29 ................              47          45
   5.875% due 11/15/04 ...............             450         462
   8.875% due 08/15/17 ...............             210         286
   U.S. Treasury - Notes
   6.25% due 10/31/01 ................             265         266
   6.5% due 02/15/10 .................             105         115
   6.625% due 05/15/07 ...............             400         431
                                                           -------
                                                             1,911
                                                           -------
                 TOTAL PUBLICLY-TRADED
                                BONDS-            25.9%      5,420


SHORT-TERM INVESTMENTS - 8.8%
   Investment in joint trading account
     (Note B)
   6.695% due 01/02/01                           1,852       1,853
                                              --------     -------
                     TOTAL INVESTMENTS-          106.8%     22,363
   Payables, less cash and receivables-           (6.8)%    (1,422)
                                              --------     -------
                            NET ASSETS-          100.0%     20,941
                                              ========     =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                      Par       Market
Name of Issuer                                       Value      Value
                                                    (000's)    (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.2%
   Jet Equipment Trust
   10.91% due 08/15/14 ...........................  $ 2,100   $  2,305
   Lockheed Martin Corp. - Bonds
   8.5% due 12/01/29 .............................     2,635     2,990
   Raytheon Co.
   7.9% due 03/01/03 .............................     2,605     2,678
   Raytheon Co. - Notes
   8.3% due 03/01/10 .............................     1,650     1,808
                                                              --------
                                                                 9,781

Agricultural Operations - 0.3%
   Marlin Water Trust - Sr. Notes 144A (a)
   7.09% due 12/15/01 ............................     2,553     2,557

Automobile - 0.8%
   Ford Motor Co. - Bonds
   7.45% due 07/16/31 ............................     2,675     2,516
   Toyota Auto Receivables Owner Trust - Ser
     2000-B Cl. A4
   6.8% due 04/15/07 .............................     3,715     3,804
                                                              --------
                                                                 6,320

Bank - 3.2%
   Abbey National First Capital - Sr
   Sub. Notes
   8.2% due 10/15/04 .............................     4,000     4,242
   Bank of America Corp. - Sub. Notes
   7.8% due 02/15/10 .............................     2,685     2,795
   BNP PARIBAS Capital Trust
   9.003% due 12/29/49 ...........................     1,785     1,857
   International Bank of Reconstruction &
     Development - Debs
   8.25% due 09/01/16 ............................     2,150     2,571
   National Westminister Bank, NY - Sub.
     Notes
   9.45% due 05/01/01 ............................     5,000     5,050
   NB Capital Trust IV
   8.25% due 04/15/27 ............................     1,680     1,593
   RBSG Capital Corp. - Notes
   10.125% due 03/01/04 ..........................     5,000     5,489
   Royal Bank of Scotland Group plc
   8.817% due 03/31/05 ...........................     1,870     1,958
                                                              --------
                                                                25,555

Brokerage & Investment Management - 0.2%
   Salomon Brothers Mortgage Securities VII
   6.75% due 07/25/24 ............................     1,890     1,886

Chemical - 0.2%
   Akzo Nobel, Inc. - Bonds 144A (a)
   6.0% due 11/15/03 .............................     1,630     1,609

Cosmetic & Personal Care - 0.2%
   Procter & Gamble Co. - Debs
   6.45% due 01/15/26 ............................     1,755     1,681

Electric Power - 8.4%
   AES Corp.
   9.375% due 09/15/10 ...........................       725       747
   AES Corp. - Sr. Notes
   9.5% due 06/01/09 .............................     1,645     1,703
   AES Corp. - Sr. Sub. Notes
   10.25% due 07/15/06 ...........................     2,243     2,316
   AES Eastern Energy
   9.0% due 01/02/17 .............................     2,130     2,166
   Beaver Valley Funding Corp. - Debs
   9.0% due 06/01/17 .............................     2,365     2,586
   BVPS II Funding Corp. - Coll. Lease Bonds
   8.89% due 06/01/17 ............................     2,464     2,622
   CalEnergy Co., Inc. - Bonds
   8.48% due 09/15/28 ............................     2,685     2,904
   Calpine Corp. - Sr. Notes
   10.5% due 05/15/06 ............................     1,920     1,978
   Cleveland Electric Illuminating Co.
   7.88% due 11/01/17 ............................       480       483
   Cleveland Electric Illuminating Co. - 1st
     Mtge
   9.5% due 05/15/05 .............................     5,775     5,932
   CMS Energy Corp. - Sr. Notes
   6.75% due 01/15/04 ............................     2,040     1,921
   8.125% due 05/15/02 ...........................     2,650     2,625
   CMS ENERGY Corp.
   9.875% due 10/15/07 ...........................       730       763
   Connecticut Light & Power Co.
   7.75% due 06/01/02 ............................     1,090     1,108
   Connecticut Light & Power Co. - Notes
     144A (a)
   8.59% due 06/04/03 ............................     1,310     1,316
   East Coast Power LLC - Secd. Notes
   7.066% due 03/31/12 ...........................     1,855     1,776
   Long Island Lighting Co. - Debs
   8.2% due 03/15/23 .............................     3,235     3,313
   Midland Cogeneration Venture - Debs
   10.33% due 07/23/02 ...........................       411       421
   10.33% due 07/23/02 ...........................     1,694     1,735
   Monterrey Power SA de CV - Sec. Bonds
     144A (a)
   9.625% due 11/15/09 ...........................       650       633
   Niagara Mohawk Power Corp. - Debs
   8.77% due 01/01/18 ............................     3,909     4,223
   North Atlantic Energy Corp. - 1st Mtge
   9.05% due 06/01/02 ............................     1,230     1,245
   Peco Energy Transition Trust
   7.625% due 03/01/10 ...........................     7,630     8,016
   PNPP II Funding Corp. - Debs
   9.12% due 05/30/16 ............................     2,455     2,641
   Quest Diagnostic, Inc.
   10.75% due 12/15/06 ...........................     1,847     1,939
   Sierra Pacific Resources - Notes
   8.75% due 05/15/05 ............................     2,535     2,660

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                               Par      Market
                  Name of Issuer                              Value      Value
                                                             (000's)    (000's)

PUBLICLY-TRADED BONDS - Continued

Electric Power - Continued
   System Energy Resources, Inc. - 1st Mtge.
   7.71% due 08/01/01.....................................  $   2,590   $  2,604
   TXU Electric & Gas
   8.175% due 01/30/37 ...................................      1,810      1,665
   Waterford 3 Funding - Entergy - Bonds
   8.09% due 01/02/17 ....................................      4,488      4,409
   XCEL Energy, Inc. - Sr. Notes
   7.0% due 12/01/10 .....................................      2,470      2,449
                                                                        --------
                                                                          70,899

Energy - Alternative Source - 0.2%
   Pugent Sound Energy, Inc.
   7.69% due 02/01/11 ....................................      1,785      1,861

Financial Services - 4.6%
   Associates Corp. of North America - Debs.
   6.95% due 11/01/18 ....................................      1,465      1,388
   Bank of New York Institution Capital -
     144A (a)
   7.78% due 12/01/26 ....................................      3,350      3,157
   Barclays North America Capital Corp. -
     Debs.
   9.75% due 05/15/21 ....................................      4,650      4,886
   Citigroup , Inc.
   7.25% due 10/01/10 ....................................      3,280      3,380
   ERAC USA Finance Co.
   7.95% due 12/15/09 ....................................      1,675      1,660
   General Electric Cap Corp. - Notes
   6.875% due 11/15/10 ...................................      2,670      2,800
   General Motors Acceptance Corp.
   7.5% due 07/15/05 .....................................      2,535      2,595
   HSBC Capital Funding LP - Ser. 144A (a)
   9.547% due 12/31/49 ...................................      2,115      2,325
   ING Capital Funding Trust III
   8.439% due 12/31/49 ...................................      1,770      1,801
   NiSource Finance Corp. - 144A (a)
   7.875% due 11/15/10 ...................................      1,980      2,080
   Peco Energy Transition Trust
   6.05% due 03/01/09 ....................................      2,600      2,579
   Spear Leeds & Kellogg lp - Notes
   8.25% due 08/15/05 ....................................      2,015      2,135
   Sun Canada Financial Co. - Bonds 144A (a)
   6.625% due 12/15/07 ...................................      3,345      3,329
   The MONY Group, Inc. - Sr. Notes
   7.45% due 12/15/05 ....................................      1,155      1,169
   UBS Preferred Funding TRI
   8.622% due 10/29/49 ...................................      1,805      1,894
   URC Holdings Corp. - Sr. Notes 144A (a)
   7.875% due 06/30/06 ...................................      1,840      1,913
                                                                        --------
                                                                          39,091
Food, Beverage & Tobacco - 0.6%
   Canandaigua Brands, Inc. - Sr. Sub. Notes
   8.75% due 12/15/03 ................................          2,365      2,318
   Earthgrains Co.
   8.375% due 08/01/03................................          2,500      2,519
                                                                        --------
                                                                           4,837

Foreign Governmental - 2.1%
   Hydro-Quebec - Debs. Ser. IF
   7.375% due 02/01/03 ...............................          1,000      1,026
   Hydro-Quebec - Debs.
   9.4% due 02/01/21 .................................            610        761
   Hydro-Quebec - Debs. Ser. FU
   11.75% due 02/01/12 ...............................          5,000      7,019
   Nova Scotia
   8.75% due 04/01/22 ................................          3,000      3,608
   Province of Quebec - Debs
   7.5% due 09/15/29 .................................          2,970      3,198
   Province of Saskatchewan
   9.375% due 12/15/20 ...............................          1,500      1,889
                                                                        --------
                                                                          17,501

Health Care Products - 0.2%
   Fresenius Medical Capital Trust II
   7.875% due 02/01/08 ...............................          1,740      1,583

Health Care Services - 0.5%
   Dynacare, Inc. - Sr. Notes
   10.75% due 01/15/06 ...............................          2,125      1,997
   HCA - The Healthcare Co. - Notes
   8.75% due 09/01/10 ................................            910        958
   Tenet Healthcare Corp. - Sr. Notes
   8.0% due 01/15/05 .................................          1,295      1,311
                                                                        --------
                                                                           4,266

Insurance - 1.3%
   AXA - Sub Notes
   8.6% due 12/15/30 .................................          1,770      1,822
   Equitable Life Assurance Society USA -
     Notes 144A (a)
   6.95% due 12/01/05 ................................          1,240      1,251
   Mass. Mutual Life Insurance Co. - Notes
     144A (a)
   7.625% due 11/15/23 ...............................          2,640      2,629
   New York Life Insurance Co. - Sr. Notes
     144A (a)
   7.5% due 12/15/23 .................................          5,970      5,324
                                                                        --------
                                                                          11,026

Leisure & Recreation - 0.2%
   MGM Mirage, Inc.
   8.5% due 09/15/10 .................................          1,430      1,472

Media - TV / Radio - 2.3%
   Adelphia Communications Corp. - Sr. Notes
   8.125% due 07/15/03 ...............................          1,270      1,181
   9.25% due 10/01/02 ................................          2,460      2,374
   British Sky Broadcasting
   8.2% due 07/15/09 .................................          1,845      1,741

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                             Par        Market
                  Name of Issuer                            Value        Value
                                                           (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Media - TV / Radio - Continued
   Clear Channel Communications - Sr. Notes
   7.875% due 06/15/05 ................................. $     1,690  $    1,757
   Continental Cablevision - Sr. Notes
   8.3% due 05/15/06 ...................................       2,165       2,320
   EchoStar DBS Corp. - Sr. Notes
   9.375% due 02/01/09 .................................
   Lenfest Communications, Inc.
   8.375% due 11/01/05 .................................       1,690       1,808
   News America Holdings, Inc. - Debs.
   8.25% due 08/10/18 ..................................       1,275       1,250
   Rogers Cablesystems - Sr. Notes
   10.0% due 03/15/05 ..................................       1,205       1,271
   TCI Communications, Inc. - Debs.
   7.875% due 02/15/26 .................................       1,780       1,739
   Time Warner, Inc. - Debs.
   9.125% due 01/15/13 .................................       3,133       3,640
                                                                      ----------
                                                                          19,081

Metal Production & Fabrication - 0.2%
   Yanacocha Receivables - Pass thru Certs.
     144A (a)
   8.4% due 06/15/05 ...................................       1,466       1,397

Municipals - 0.4%
   New Hampshire State - Taxable Pease Dev.
     Auth.
   7.7% due 07/01/12 ...................................       3,000       3,182

Natural Gas Distribution - 0.4%
   Keyspan Corp. - Notes
   7.625% due 11/15/10 .................................       1,775       1,886
   Louis Dreyfus Natural Gas Corp.
   6.875% due 12/01/07 .................................       1,690       1,675
                                                                      ----------
                                                                           3,561

Oil - 0.3%
   TOSCO Corp. 8.125% due 02/15/30 .....................       2,650       2,854

Oil & Natural Gas Exploration & Production - 1.6%
   Alberta Energy Co., Ltd. - Notes
   8.125% due 09/15/30 .................................       1,800       1,910
   Amerada Hess Corp. - Bonds
   7.875% due 10/01/29 .................................       2,625       2,745
   Apache Finance of Canada
   7.75% due 12/15/29 ..................................       2,685       2,833
   Occidental Petroleum Corp. - Sr. Debs.
   10.125% due 09/15/09 ................................       3,000       3,531
   Ocean Energy, Inc.
   8.875% due 07/15/07 .................................       1,325       1,358
   Snyder Oil Corp.
   8.75% due 06/15/07 ..................................         805         835
                                                                      ----------
                                                                          13,212
Oil - Equipment & Service - 0.6%
   EL Paso Energy Corp. 8.05% due 10/15/30 .............       2,635       2,770
   Humpuss Funding Corp. - 144A (a)
   7.72% due 12/15/09 ..................................       1,038         816
   Petroleum Geo-Services ASA - Sr. Notes
   7.125% due 03/30/28 .................................       2,165       1,745
                                                                      ----------
                                                                           5,331

Paper & Forest Products - 0.3%
   International Paper Co. Notes 144A (a)
   8.125% due 07/08/05 .................................       2,540       2,636

Personal & Commercial Lending - 8.3%
   Boeing Cap. Corp.
   7.375% due 09/27/10 .................................       2,685       2,877
   Commercial Mortgage Acceptance Corp. -
     Ser. 1991-C1 A1
   6.79% due 06/15/31 ..................................       3,278       3,348
   CS First Boston Mortgage Securities Corp. -
     Ser. 1998-C1 A1A
   6.26% due 04/11/30 ..................................       2,567       2,576
   Deutsche Mortgage & Asset Receiving
     Corp. - Ser. 1998-C1 Cl. C
   6.861% due 03/15/08 .................................       2,170       2,168
   EQCC Home Equity Loan Trust
   6.57% due 02/15/29 ..................................       2,120       2,118
   Ford Credit Auto Owner Trust
   6.58% due 11/15/04 ..................................       5,025       5,119
   Ford Motor Credit Co. - Notes
   6.125% due 04/28/03 .................................       3,185       3,157
   GMAC Commercial Mortgage Securities,
     Inc.
   6.566% due 11/15/07 .................................       3,385       3,402
   GMAC Commercial Mortgage Securities,
     Inc. - 1997-C1 A2
   6.853% due 09/15/06 .................................       7,325       7,483
   Household Finance Corp. - Notes
   5.875% due 11/01/02 .................................       3,955       3,923
   Household Finance Corp. - Sr. Unsub.
   5.875% due 02/01/09 .................................       1,820       1,678
   LB Commercial Conduit Mortgage Trust -
     Ser. 1999-C1
   6.41% due 08/15/07 ..................................       3,348       3,379
   Midland Funding Corp. II - Debs.
   11.75% due 07/23/05 .................................       3,185       3,344
   MMCA Auto Owner Trust
   6.86% due 06/15/05 ..................................       4,092       4,195
   Money Store Home Equity Trust - Ser. 1997-
     C1 DAF7
   6.485% due 12/15/28 .................................       4,060       4,061
   Morgan Stanley Capital Ser. 1999-CAM1
     Cl. A3
   6.92% due 11/15/18 ..................................       7,605       7,828

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                             Par         Market
         Name of Issuer                                     Value        Value
                                                           (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Personal & Commercial Lending - Continued
   U.S. West Capital Funding, Inc.
   6.875% due 07/15/28 ................................. $     2,675   $   2,339
   UCFC Home Equity Loan
   7.18% due 02/15/25 ..................................       1,115       1,137
   UCFC Home Equity Loan - Ser. 1997-A1 A8
   7.22% due 06/15/28 ..................................       6,177       6,289
                                                                       ---------
                                                                          70,421

Pollution Control - 0.3%
   Enron Corp. - Notes 144A (a)
   8.0% due 08/15/05 ...................................       2,510       2,622

Real Estate Investment Trust - 2.4%
   American Health Properties, Inc. - Notes
   7.5% due 01/15/07 ...................................       1,350       1,278
   Amresco Residential Securities - Mtge. Loan
   6.51% due 08/25/27 ..................................       7,885       7,873
   Cabot Industrial Properties LP - Notes
   7.125% due 05/01/04 .................................       1,975       1,976
   Camden Property Trust - Sr. Notes
   7.0% due 04/15/04 ...................................       2,170       2,148
   IMC Home Equity Loan Trust - Ser. 1998-1
     A4
   6.6% due 03/20/25 ...................................       3,280       3,292
   Liberty Property LP - Notes
   6.6% due 06/05/02 ...................................       1,675       1,679
   TriNet Corp. Realty Trust, Inc. - Notes
   7.3% due 05/15/01 ...................................       2,070       2,027
                                                                       ---------
                                                                          20,273

Real Estate Operations - 0.2%
   HMH Properties, Inc. - Ser. A
   7.875% due 08/01/05 .................................       2,075       1,992

Telecommunication Equipment - 0.2%
   BellSouth Capital Funding - Debs
   7.875% due 02/15/30 .................................       1,755       1,801

Telecommunication Services - 2.1%
   Cox Communications, Inc. - Notes
   7.75% due 11/01/10 ..................................       1,785       1,854
   CSC Holdings, Inc. - Sr. Notes
   8.125% due 07/15/09 .................................       2,055       2,101
   Dominion Resources, Inc.
   8.125% due 06/15/10 .................................       2,680       2,895
   McLeodUSA, Inc. - Sr. Notes
   9.5% due 11/01/08 ...................................       1,520       1,368
   NTL Communications Corp. - Sr. Notes
   11.5% due 10/01/08 ..................................       1,625       1,446
   Telecorp PCS, Inc.
   11.625% due 04/15/09 ................................       1,715       1,175
   Verizon Global Funding Corp. - Bonds
     144A (a)
   7.75% due 12/01/30 ..................................       2,640       2,686
   Voicestream Wireless Corp. Sr. Notes
   10.375% due 11/15/09 ................................         545         586
   Voicestream Wireless Corp.
   11.5% due 09/15/09 ..................................       1,540       1,709
   Worldcom, Inc.
   8.0% due 05/15/06 ...................................       2,350       2,391
                                                                       ---------
                                                                          18,211

Telephone - 1.0%
   Calpine Corp.
   8.25% due 08/15/05 ..................................       3,450       3,426
   LCI International, Inc. - Sr. Notes
   7.25% due 06/15/07 ..................................       2,205       2,230
   MetroNet Communications Corp. - Sr. Notes
   12.0% due 08/15/07 ..................................       1,770       1,948
   Pinnacle Partners
   8.83% due 08/15/04 ..................................       1,350       1,395
                                                                       ---------
                                                                           8,999

Transportation Services - 2.4%
   America West Airlines, Inc. - Pass thru Certs.
   6.93% due 01/02/08 ..................................       1,522       1,504
   Burlington North Santa Fe
   7.95% due 08/15/30 ..................................       2,625       2,746
   Continental Airlines, Inc. - Pass thru Certs.
   7.206% due 06/30/04 .................................       2,634       2,640
   Delta Air Lines - Ser. 00-1
   7.57% due 11/18/10 ..................................       1,785       1,884
   Erac USA Finance Co. - Notes 144A (a)
   6.625% due 02/15/05 .................................         900         874
   Northwest Airlines Corp.
   8.375% due 03/15/04 .................................       1,350       1,296
   Northwest Airlines Corp. - Ser. 1996-1
   8.97% due 01/02/15 ..................................         211         222
   NWA Trust - Sr. Notes
   9.25% due 06/21/14 ..................................       2,248       2,455
   Railcar Trust - Pass thru Notes Ser
   1992 -1
   7.75% due 06/01/04 ..................................       1,476       1,511
   U.S. Air, Inc. - Pass thru Certs. Ser. 1990 -
     A1
   11.2% due 03/19/05 ..................................       1,193       1,209
   United Air Lines
   7.032% due 04/01/12 .................................       2,475       2,533
   Wisconsin Central Transportation Corp. -
     Notes
   6.625% due 04/15/08 .................................       1,360       1,343
                                                                       ---------
                                                                          20,217

U.S. Government Agencies - 31.9%
   Federal National Mortgage Assoc.
   6.0% due 09/01/14 ...................................       9,209       9,091
   6.5% due 09/01/13 ...................................         131         131
   6.5% due 07/01/14 ...................................       8,314       8,312
   6.5% due 11/01/14 ...................................         125         125

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                             Par         Market
         Name of Issuer                                     Value         Value
                                                           (000's)       (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   6.5% due 01/01/15 .................................     $     59     $     59
   6.5% due 02/01/15 .................................           99           99
   6.5% due 06/01/15 .................................          439          439
   6.5% due 11/01/28 .................................       10,199       10,065
   6.625% due 09/15/09 ...............................        9,920       10,337
   Federal National Mortgage Assoc. Ser. 1997-M8 Cl.A
   6.94% due 01/25/22 ................................        1,418        1,455
   Federal National Mortgage Assoc.
   7.0% due 09/01/10 .................................        4,039        4,093
   7.0% due 11/01/14 .................................        5,778        5,839
   7.385% due 03/25/21 ...............................        1,010        1,036
   Federal National Mortgage Assoc. - Notes
   7.125% due 01/15/30 ...............................       13,165       14,736
   Government National Mortgage Assoc.
   6.0% due 01/15/29 .................................        9,564        9,280
   6.5% due 01/15/29 .................................        4,362        4,313
   6.5% due 07/15/28 .................................       14,515       14,352
   6.5% due 02/15/29 .................................       12,211       12,073
   6.5% due 04/15/29 .................................        8,031        7,940
   6.5% due 05/15/29 .................................        8,921        8,821
   6.5% due 06/15/29 .................................       26,859       26,557
   6.5% due 08/15/29 .................................        6,947        6,868
   7.0% due 09/15/25 .................................        2,104        2,117
   7.0% due 08/15/28 .................................        6,421        6,449
   7.0% due 03/15/29 .................................        7,492        7,525
   7.0% due 04/15/29 .................................       12,036       12,089
   7.0% due 06/15/29 .................................          422          424
   7.0% due 09/15/29 .................................       31,713       31,852
   7.0% due 10/15/30 .................................        6,201        6,228
   7.5% due 09/15/29 .................................       17,845       18,151
   7.5% due 12/15/29 .................................        8,583        8,731
   7.5% due 10/15/30 .................................        6,196        6,302
   7.5% due 11/15/30 .................................          864          879
   8.0% due 05/15/25 .................................          290          298
   8.0% due 06/15/25 .................................          273          281
   8.0% due 09/15/25 .................................          563          578
   8.0% due 01/15/26 .................................          276          283
   8.0% due 08/15/27 .................................        1,473        1,512
   8.0% due 07/15/30 .................................        6,650        6,824
   8.5% due 09/15/21 .................................          607          631
   9.0% due 05/15/21 .................................          415          437
   9.0% due 08/15/21 .................................          486          511
   9.5% due 06/15/16 .................................          321          339
                                                                       ---------
                                                                         268,462

U.S. Governmental - 13.6%
   U.S. Treasury - Notes
   5.625% due 05/15/08 ...............................       15,490       15,897
   5.75% due 08/15/03 ................................       39,750       40,328
   5.75% due 08/15/10 ................................        3,625        3,799
   7.0% due 07/15/06 .................................        4,799        5,223

   U.S. Treasury - Bonds
   6.125% due 08/15/29 ...............................        3,705        4,035
   7.125% due 02/15/23 ...............................        2,057        2,451
   U.S. Treasury - Notes
   7.5% due 02/15/05 .................................       27,721       30,142
   U.S. Treasury - Bonds
   8.875% due 08/15/17 ...............................        9,239       12,558
                                                                       ---------
                                                                         114,433
                                                                       ---------
                          TOTAL PUBLICLY-TRADED BONDS-        92.7%      780,610


WARRANTS

Telephone - 0.0%
   MetroNet Communications Corp. - CW07
     144A (a)
   expires 08/15/07 (Cost $58)........................           2           229
                                                                       ---------
                                       TOTAL WARRANTS-        0.0%           229

SHORT-TERM INVESTMENTS - 5.9%
   Investment in joint trading account (Note B)
   6.695% due 01/02/01                                      50,007        50,033
                                                         ---------     ---------
                                    TOTAL INVESTMENTS-       98.6%       830,872
                  Cash and Receivables, less payables-        1.4%        11,427
                                                         ---------     ---------
                                           NET ASSETS-     100.00%       842,299
                                                         =========     =========

(a) Pursuant to Rule 144A (a) under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $35,217 or 4.18% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
CORE BOND FUND

                                                                Par      Market
         Name of Issuer                                        Value      Value
                                                              (000's)    (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.0%
     Lockheed Martin Corp.
     8.2% due 12/01/09 ....................................   $   50     $   55

Automobile - 1.9%
     Hertz Corp.
     7.625% due 08/15/07 ..................................      100        103

Bank - 4.3%
     Barclays Bank plc - Bonds 144A (a)
     8.55% due 09/29/49 ...................................       75         79
     Korea Development Bank
     6.5% due 11/15/02 ....................................       50         49
     National Bank of Canada - Notes Ser. B
     8.125% due 08/15/04 ..................................      100        105
                                                                         ------
                                                                            233

Brokerage & Investment Management - 1.0%
     Lehman Brothers Holdings, Inc.
     7.875% due 08/15/10 ..................................       50         52

Computer Equipment - 2.4%
     Adaptec Inc.
     4.75% due 02/01/04 ...................................       50         38
     Dell Computer Corp.
     7.1% due 04/15/28 ....................................      100         90
                                                                         ------
                                                                            128

Electric Power - 1.9%
     Isreal Electric Corp. Ltd.
     8.25% due 10/15/09 ...................................      100        102

Financial Services - 5.1%
     Amvescap plc
     6.6% due 05/15/05 ....................................       75         74
     General Electric Capital Corp.
     6.65% due 09/03/02 ...................................      100        101
     General Motors Acceptance Corp.
     7.5% due 07/15/05 ....................................      100        103
                                                                         ------
                                                                            278

Leisure & Recreation - 1.9%
     International Speedway Corp.
     7.875% due 10/15/04 ..................................      100        103

Media - TV / Radio - 0.9%
     Clear Channel Communications
     7.65% due 09/15/10 ...................................       50         51

Metals & Mining - 0.7%
     Inco, Ltd. - Debs.
     9.6% due 06/15/22 ....................................       40         40

Oil  - 2.0% TOSCO Corp.
     8.125% due 02/15/30 ..................................      100        108

Oil & Natural Gas Exploration & Production - 1.8%
     Union Pacific Resources Group, Inc.
     7.0% due 10/15/06 ....................................       50         51
     Enterprise Oil - Bonds
     7.0% due 05/01/18 ....................................       50         47
                                                                         ------
                                                                             98

Personal & Commercial Lending - 1.0%
     Prime Credit Card Master Trust
     6.7% due 11/15/05 ....................................       50         50

Pollution Control - 1.3%
     USA Waste Service , Inc.
     7.125% due 10/01/07 ..................................       75         72

Real Estate Development - 0.5%
     EOP Operating LP - Notes
     7.375% due 11/15/03 ..................................       25         25

Retail - Department Stores - 1.9%
     Target Corp.
     7.5% due 02/15/05 ....................................      100        104

Telecommunication Services - 3.5%
     Deutsche Telekom International Finance
     8.25% due 06/15/30 ...................................      100         99
     Sprint Capital Corp.
     6.375% due 05/01/09 ..................................      100         90
                                                                         ------
                                                                            189

Transportation Services - 2.9%
     Delta Air Lines - Ser. 00-1
     7.57% due 11/18/10 ...................................       50         53
     United Airlines
     7.73% due 07/01/10 ...................................      100        105
                                                                         ------
                                                                            158

U.S. Government Agencies - 46.1%
     Federal Home Loan Mortgage Corp. - Notes
     5.75% due 07/15/03 ...................................      200        200
     Federal Home Loan Mortgage Corp.
     6.0% due 01/01/29 ....................................      194        188
     7.5% due 01/01/30 ....................................       99        100
     Federal National Mortgage Assoc.
     5.125% due 02/13/04 ..................................      350        345
     6.0% due 11/01/28 ....................................      194        188
     7.0% due 07/01/30 ....................................      195        196
     7.5% due 08/01/15 ....................................      387        396
     7.5% due 07/01/30 ....................................      199        202
     8.0% due 12/01/29 ....................................      280        287
     8.5% due 01/01/31 ....................................      200        206
     Government National Mortgage Assoc.
     7.0% due 08/15/29 ....................................       99        100

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
CORE BOND FUND

                                                               Par       Market
Name of Issuer                                                Value       Value
                                                             (000's)     (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   7.5% due 07/15/30 .................................      $    97     $     99
                                                                        --------
                                                                           2,507

U.S. Governmental - 14.9%
   U.S. Treasury
   4.25% due 01/15/10 ................................          103          107
   U.S. Treasury - Notes
   5.25% due 05/15/04 ................................           50           50
   U.S. Treasury - Bonds
   7.25% due 05/15/16 ................................          350          412
   7.25% due 08/15/22 ................................          200          241
                                                                        --------
                                                                             810
                                                                        --------
                          TOTAL PUBLICLY-TRADED BONDS-        97.0%        5,266

SHORT-TERM INVESTMENTS - 1.3%
   Investment in joint trading account
   (Note B)
   6.695% due 01/02/01                                           69           69
                                                            -------     --------
                                    TOTAL INVESTMENTS-        98.3%        5,335
                  Cash and Receivables, less payables-         1.7%           93
                                                            -------     --------
                                           NET ASSETS-       100.0%        5,428
                                                            =======     ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $79 or 1.5% of net assets of the Portfolio.

See notes to financial statements

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
Name of Issuer                                               Shares       Value
                                                                         (000's)

COMMON STOCK

Argentina - 0.5%
   Acindar Industria Argentina de Aceros
     SA - Ser. B * (STEE) ............................       6,311       $     5
   Banco Frances del Rio de la Plata SA -
     ADR (BANK) ......................................          560           12
   Grupo Financiero Galicia SA (FINL) ................        2,384           35
   IRSA Inverionses York Represent
     (READ) ..........................................          953           16
   Siderar SAIC - Cl. A * (STEE) .....................        2,797            7
   Telecom Argentina Stet-France Telecom
     SA - ADR (TELS) .................................        4,860           76
                                                                         -------
                                                                             151

Brazil - 8.9%
   Centrais Electricas Brasileiras SA (UTIE) .........      845,000           16
   Centrais Electricas Brasileiras SA ADR -
     ADR (UTIE) ......................................        1,000            9
   Companhia Energetica de Minas Gerias -
     ADR (UTIE) ......................................        3,540           51
   Companhia Vale do Rio Doce - ADR
     (META) ..........................................        1,605           39
   Embraer - Empresa Brasileira de
     Aeronautica SA (AERO) ...........................        4,800          191
   Embratel Participacoes SA - ADR (UTIT) ............       15,286          240
   Petroleo Brasileiro SA * (OILX) ...................       11,400          288
   Petroleo Brasileiro SA - ADR (OILX) ...............        3,545           83
   Tele Celular Sul Participacoes SA - ADR
     (TELS) ..........................................        3,798           99
   Tele Norte Leste Participacoes SA - ADR
     (TELS) ..........................................       14,832          338
   Telecomunicacoes Brasileiras SA - ADR
     (UTIT) ..........................................        4,943          360
   Telecomunicacoes do Parana SA (TELS) ..............        5,205          307
   Telemig Celular Participacoes SA - ADR
     (TELS) ..........................................          997           59
   Telesp Celular Participacoes SA - ADR
     (TELS) ..........................................        7,424          201
   Unibanco - Uniao de Bancos Brasileiros
     SA - GDR (BANK) .................................       13,501          398
   Votorantim Celulose e Papel SA - ADR
     (PAPR) ..........................................        4,400           61
                                                                        --------
                                                                           2,740


Cayman Islands - 0.0%
   SINA.com * (SOFT) .................................        1,100            3

Chile - 0.2%
   Compania de Telecomunicaciones de
     Chile SA (UTIT) .................................        4,700           62

China - 0.9%
   China Petroleum (OILE) ............................      313,000           49
   Great Wall Technology Co. * (ETRN) ................      393,000          128
   Guandong Kelon Electrical Holdings Co.,
     Ltd. - H Shares (APPL) ..........................       34,000            6
   Nanjing Panda Electric (UTIE) .....................      222,000           49
   Yanzhou Coal Mining Co., Ltd. ADR -
     ADR (META) ......................................        3,960           55
                                                                        --------
                                                                             287

Czech Republic - 0.3%
   Cesky Telecom AS - GDR * (TELS) ...................        4,270           57
   SPT Telecom AS (TELS) .............................        3,510           48
                                                                        --------
                                                                             105

Egypt - 0.6%
   Egypt Gas Co. (OILX) ..............................          700           27
   Egypt Mobile Phone * (TELS) .......................        8,448          165
                                                                        --------
                                                                             192

Greece - 1.3%
   Alpha Credit Bank * (BANK) ........................        1,770           61
   Bank of Piraeus (BANK) ............................        2,770           43
   Commercial Bank of Greece (BANK) ..................          980           48
   EFG Eurobank * (BANK) .............................          494           10
   Hellenic Telecommunications
     Organization SA (UTIT) ..........................          948           14
   Hellenic Telecommunications
     Organization SA - ADR (UTIT) ....................       20,974          152
   National Bank of Greece SA (BANK) .................        1,940           74
   National Bank of Greece SA - ADR *
     (BANK) ..........................................          680            5
                                                                        --------
                                                                             407

Hong Kong - 6.2%
   Asia Satellite Telecommunications
     Holdings, Ltd. (TELS) ...........................       17,000           35
   China Merchants Holdings International
     Co., Ltd. (CNSU) ................................      123,000           89
   China Mobile (Hong Kong) Limited
     (TELS) ..........................................       13,100          355
   China Telecom (Hong Kong), Ltd.
     (TELS) ..........................................      140,000          765
   China Unicom, Ltd. * (TELS) .......................        1,900           28
   China Unicom, Ltd. * (TELS) .......................       18,000           28
   Citic Pacific, Ltd. (DIOP) ........................       33,000          117
   Cosco Pacific, Ltd. (COMM) ........................      141,000          109
   Founder Holdings, Ltd. (META) .....................      136,000           38
   Legend Holdings (COMP) ............................      205,000          129
   Sun Television Cybernetworks
   Holdings, Ltd. (MEDI) .............................    1,269,000           30
   TCL International Holdings, Ltd. *
     (ETRN) ..........................................      452,000          103
   Timeless Software, Ltd. * (SOFT) ..................      204,000           26
   Yue Yuen Industrial Holdings (APPA) ...............       32,000           55
                                                                        --------
                                                                           1,907

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
Name of Issuer                                              Shares        Value
                                                                         (000's)

COMMON STOCK - Continued

Hungary - 1.1%
   Gedeon Richter Rt. (HEAL) .........................          585     $     35
   Magyar Tavkozlesi Rt. (UTIT) ......................       12,354           51
   Magyar Tavkozlesi Rt. - ADR (UTIT) ................        7,637          156
   OTP Bank Rt. (BANK) ...............................        1,620           91
                                                                        --------
                                                                             333

India - 6.7%
   Aptech, Ltd. * (SOFT) .............................        5,600           45
   Bharat Heavy Electricals, Ltd. (ELEQ) .............       38,200          134
   BSES, Ltd. * (UTIE) ...............................       12,500           53
   Cipla, Ltd. (HEAL) ................................        1,750           39
   Container Corp. of India, Ltd. (TRAN) .............       24,092           87
   Dabur India, Ltd. (HEAL) ..........................       22,000           32
   Dr. Reddy's Laboratories, Ltd. (HEAL) .............        3,500           95
   HCL Technologies, Ltd. * (SOFT) ...................        5,500           63
   Hero Honda Motors, Ltd. * (AUTO) ..................        3,550           66
   Hindustan Lever Ltd. (CNSU) .......................       24,750          109
   Housing Development Financing Corp.,
     Ltd. (LEND) .....................................       12,380          144
   Indialnfo, Ltd. (SOFT) ............................       10,639           44
   Indo Gulf Corp., Ltd. (CHEM) ......................       20,500           19
   Infosys Technologies, Ltd. * (SOFT) ...............        2,565          313
   Lupin Laboratories, Ltd. (HEAL) ...................        4,600           22
   Mahanagar Telephone Nigam, Ltd.
     (TELS) ..........................................       29,750          135
   NIIT, Ltd. (SOFT) .................................        2,850           97
   Ranbaxy Laboratories, Ltd. * (HEAL) ...............       12,250          176
   Reliance Industries, Ltd. - GDR *
     (CHEM) ..........................................        7,950          129
   Satyam Computer Services Limited
     (SOFT) ..........................................       17,435          121
   STERLITE Industries (DIOP) ........................        5,950           20
   Strides Arcolab, Ltd. (CNSU) ......................        2,500            9
   Tata Engineering and Locomotive Co.,
     Ltd. - GDR (AUTO) ...............................       11,000           20
   Zee Telefilms Ltd. (MEDI) .........................       14,800           88
                                                                        --------
                                                                           2,060

Indonesia - 0.6%
   PT Gudang Garam Tbk (FOOD) ........................       99,500          134
   PT Indah Kiat Pulp & Paper Corp. Tbk
     (PAPR) ..........................................      159,000           13
   PT Telekomunikasi Indonesia - ADR
     (UTIT) ..........................................        7,510           31
                                                                        --------
                                                                             178

Israel - 10.7%
   Aladdin Knowledge Systems (SOFT) ..................        5,187           19
   AudioCodes, Ltd. * (TELE) .........................        9,000          122
   BATM Advanced Communications
     Limited (COMP) ..................................        3,557            6
   Breezecom, Ltd. * (TELE) ..........................        7,644          109
   CERAGON NETWORKS, Ltd. (TELE) .....................        2,300           28
   Check Point Software Technologies, Ltd.
     * (SOFT) ........................................        5,428          725
   ECI Telecommunications, Ltd. (MEDI) ...............       49,540          693
   Galileo Technology, Ltd. * (ETRN) .................       12,926          174
   Gilat Satellite Networks, Ltd. * (TELE) ...........          969           25
   Nice Systems, Ltd. (TELE) .........................          813           27
   Nice Systems, Ltd. - ADR * (TELE) .................        2,619           53
   Optibase, Ltd. * (COMP) ...........................        5,826           39
   RADVision, Ltd. * (SOFT) ..........................        7,767           96
   Radware, Ltd. * (SOFT) ............................        8,889          150
   Tecnomatix Technologies, Ltd. * (SOFT) ............        5,682           30
   Teva Pharmaceutical Industries, Ltd. ..............
     (HEAL) ..........................................        1,490          105
   Teva Pharmaceutical Industries, Ltd. -
     ADR (HEAL) ......................................       10,750          786
   TTI Team Telecom International, Ltd. *
     (TELS) ..........................................        8,556          128
                                                                        --------
                                                                           3,315

Malaysia - 2.1%
   British American Tobacco (Malaysia)
     Berhad (FOOD) ...................................       14,000          129
   Commerce Asset Holding Bhd (BANK) .................       14,000           30
   Digi Swisscom * (TELS) ............................       40,000           51
   Malayan Banking Berhad (BANK) .....................       38,000          135
   Malaysian Pacific Industries (ETRN) ...............       10,000           41
   Resorts World Berhad (LEIS) .......................       19,000           31
   Telekom Malaysia Berhad (TELS) ....................       36,000          107
   Tenaga Nasional Berhad (UTIE) .....................       38,000          116
                                                                        --------
                                                                             640

Mexico - 10.2%
   Alfa, SA * (DIOP) .................................       44,890           62
   Cemex SA de CV - ADR Participation
     Certificates * (CONS) ...........................        3,448           62
   Cemex SA de CV - CPO * (CONS) .....................       54,839          198
   Cifra SA de CV - Ser. V (RETS) ....................       49,700           99
   Fomento Economico Mexicano SA de CV
     (FOOD) ..........................................       15,699           47
   Fomento Economico Mexicano SA de CV
     - ADR (FOOD) ....................................        8,750          261
   Grupo Aeroportuario del Sureste SA de
     CV * (TRAN) .....................................       18,100           29
   Grupo Aeroportuario Sur - ADR *
     (TRAN) ..........................................        5,900           98
   Grupo Carso SA de CV - Ser. A1 (DIOP) .............       15,200           38
   Grupo Financiero Banamex Accival, SA
     de CV (FINL) ....................................      223,700          368
   Grupo Financiero Bancomer SA de CV -
     Cl. O (FINL) ....................................      296,850          164
   Grupo Modelo SA de CV - Ser. C
     (FOOD) ..........................................        8,200           22
   Grupo Sanborns SA - Ser. B1 * (RETS) ..............        2,025            3
   Grupo Televisa SA - GDR * (MEDI) ..................        7,184          323

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                         Market
Name of Issuer                                               Shares       Value
                                                                         (000's)

COMMON STOCK - Continued

Mexico - Continued
   IRSA Inversiones y Representaciones SA
     - GDR (FINL) ....................................        2,100     $     23
   Kimberly-Clark de Mexico SA de CV
     (PAPR) ..........................................       38,030          105
   Telefonos de Mexico SA - ADR (UTIT) ...............       25,800        1,164
   Wal-Mart de Mexico SA de CV - ADR *
     (RETS) ..........................................        3,216           64
   Wal-Mart de Mexico SA de CV - Ser. C
     (RETS) ..........................................       18,300           34
                                                                        --------
                                                                           3,164

Poland - 1.8%
   Bank Polska Kasa Opieki SA * (BANK) ...............        1,963           30
   BRE Bank SA (BANK) ................................          170            5
   Elektrim Spolka Akcyjna SA (ETRN) .................        4,506           55
   Powszechny Bank Kredytowy SA
     (BANK) ..........................................          126            3
   Telekomunikacja Polska - GDR * (TELS) .............       66,965          452
   Wielkopolski Bank Kredytowy SA
     (BANK) ..........................................          240            2
                                                                        --------
                                                                             547

South Africa - 4.4%
   Anglo American Platinum Corp., Ltd.
     (PMET) ..........................................        3,628          169
   Bidvest Group, Ltd. (DIOP) ........................       13,801           83
   De Beers - ADR (PMET) .............................        1,131           30
   De Beers Centenary AG (UTIE) ......................        7,815          207
   Dimension Data Holdings plc (SOFT) ................           12
   Ellerine Holdings, Ltd. (RETS) ....................       10,560           24
   FirstRand, Ltd. (FINL) ............................       12,100           13
   Impala Platinum Holdings, Ltd. (META) .............          509           26
   Liberty Life Association of Africa, Ltd.
     (INSU) ..........................................        3,600           32
   M-Cell, Ltd. (TELS) ...............................       25,170           84
   Nedcor, Ltd. (BANK) ...............................        5,400          122
   Rembrandt Group, Ltd. (DIOP) ......................       21,380           57
   Remgro, Ltd. * (DIOP) .............................       21,380          146
   Sanlam, Ltd. * (INSU) .............................       52,300           66
   Sasol, Ltd. (OILX) ................................       25,213          163
   South African Breweries plc (FOOD) ................       21,400          151
                                                                        --------
                                                                           1,373

South Korea - 13.9%
   39SHOPPING Corp. (RETS) ...........................        1,270           14
   Cheil Communications, Inc. (MEDP) .................        2,120          104
   Communication Network Interface, Inc. *
     (TELE) ..........................................        9,530           16
   Hana Bank (BANK) ..................................        7,020           33
   Housing & Commercial Bank, Korea
     (BANK) ..........................................       11,664          265
   Humax Co., Ltd. * (APPL) ..........................       11,105           92
   Hyundai Electronics Industries Co.
     (ETRN) ..........................................       27,870           89
   Hyundai Motor Co., Ltd. (AUTO) ....................        6,330           61
   Kookmin Bank (BANK) ...............................       14,423          170
   Korea Electric Power Corp. (UTIE) .................        6,050          113
   Korea Electric Power Corp. - ADR
     (UTIE) ..........................................        5,950           61
   Korea Telecom Corp. * (TELS) ......................       10,640          563
   Korea Telecom Corp. - ADR * (TELS) ................       12,490          387
   Korea Telecom Freetel * (TELS) ....................        1,630           42
   LG Home Shopping, Inc. (RETS) .....................        1,390           31
   LG Investment & Securities Co., Ltd.
     (FINL) ..........................................        7,760           36
   Pohang Iron & Steel Co., Ltd. (STEE) ..............          530           32
   Samsung Electro-Mechanics Co. (ETRN) ..............        4,970          135
   Samsung Electronics (ETRN) ........................        9,100        1,137
   Samsung Securities Co., Ltd. (FUND) ...............        3,870           71
   Shinhan Bank (BANK) ...............................       15,860          130
   SK Telecom Co., Ltd. (TELS) .......................        2,920          584
   SK Telecom Co., Ltd. - ADR (TELS) .................        3,740           88
   Telson Electronics Co., Ltd. (TELE) ...............       11,084           47
   Tongyang Cement Co. (CONS) ........................        1,940           26
                                                                        --------
                                                                           4,327

Soviet Union - 2.5%
   LUKoil Holding - ADR (OILS) .......................        8,002          252
   RAO Unified Energy Systems - GDR
     (UTIE) ..........................................       14,476          119
   Rostelecom - ADR * (TELS) .........................        2,660           14
   Surgutneftegaz - ADR (OILS) .......................       34,786          362
   Surgutneftegaz JSC (OILS) .........................        1,270           11
   Vimpel-Communications - ADR *
     (TELS) ..........................................        1,550           23
                                                                        --------
                                                                             781

Taiwan - 8.5%
   Advantech Co., Ltd. (ETRN) ........................       19,000           60
   Ambit Microsystems Corp. (COMP) ...................       17,000           72
   Ase Test, Ltd. * (ETRN) ...........................        3,700           31
   Asustek Computer (COMP) ...........................        3,000            9
   Asustek Computer, Inc. - GDR (COMP) ...............       27,424           82
   Chinatrust Commercial Bank (BANK) .................       94,000           57
   Compal Electronics Inc. (COMP) ....................       81,000          110
   Delta Electronics Inc. (ETRN) .....................       78,000          244
   Far Eastern Textile, Ltd. - GDR * (APPA) ..........        2,849           20
   Far Eastern Textile, Ltd. - GDR 144A (a)
     * (APPA) ........................................        2,780           19
   Hon Hai Precision Industry Co., Ltd. -
     GDR * (ETRN) ....................................       18,890          219
   Hon Hai Precision Insustry Co., Ltd. Cl. G
     * (ETRN) ........................................       17,000           86
   Macronix International Co., Ltd. *
     (COMP) ..........................................       53,000           64
   Powerchip Semiconductor Corp. *
     (ETRN) ..........................................      110,000           55
   President Chain Store Corp. (RETS) ................       21,000           55

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
                  Name of Issuer                             Shares       Value
                                                                         (000's)

COMMON STOCK - Continued

Taiwan - Continued
   Pro Mos Technologies Inc. * (COMP) ................       20,000     $     18
   Quanta Computer, Inc. (COMP) ......................       35,000           92
   Siliconware Precision (SOFT) ......................       90,000           50
   Siliconware Precision - ADR * (ETRN) ..............       15,552           39
   Taishin International Bank (BANK) .................       43,000           18
   Taiwan Semiconductor (ETRN) .......................       81,000          194
   Taiwan Semiconductor Manufacturing
     Co., Ltd. ADR (ETRN) ............................       24,405          421
   Uni-President Enterprises Co. * (FOOD) ............       50,000           33
   United Microelectronics Corp. (COMP) ..............      258,000          375
   Winbond Electronic (ETRN) .........................       39,000           37
   Winbond Electronics Corp. - GDR *
     (ETRN) ..........................................        9,847           92
   Yageo Corp. * (ETRN) ..............................      104,000           82
   Zinwell Corp. * (TELE) ............................        9,000           13
                                                                        --------
                                                                           2,647

Thailand - 1.3%
   Advanced Info Service Public Co., Ltd.
     (TELS) ..........................................       15,900          154
   BEC World Public Co., Ltd. (MEDI) .................       12,700           58
   Delta Electronics (Thailand) Public Co.,
     Ltd. (ETRN) .....................................       17,020           73
   Shin Corp. Public Co., Ltd. (COMP) ................       14,700           54
   Thai Farmers Bank Public Co., Ltd.
     (BANK) ..........................................       58,600           29
   Total Access Communication Public Co.,
     Ltd (TELS) ......................................       14,000           38
                                                                        --------
                                                                             406

Turkey - 2.1%
   Alcatel Teletas Telekomunikasyon
     Endustri ve Ticaret AS (TELE) ...................      197,626           21
   Anadolu Efes Biracilik ve Malt Sanayii
     AS (FOOD) .......................................    1,209,995           59
   Netas Northern Electric
     Telekomunikasyon AS (TELE) ......................    1,521,639          157
   Turkcell Iletisim Hizmetleri AS (TELS) ............        7,008           49
   Turkiye Garanti Bankasi AS (BANK) .................    9,650,518           54
   Vestel Elektronik Sanayi ve Ticaret A.S
     (ETRN) ..........................................    9,097,620           34
   Yapi ve Kredi Bankasi AS - GDR *
     (BANK) ..........................................        1,045            5
   Yapi ve Kredi Bankasi AS (BANK) ...................   55,623,378          286
                                                                        --------
                                                                             665

United Kingdom - 0.1%
   South African Breweries plc * (FOOD) ..............        3,923           28

United States - 1.6%
   Advanced Semiconductor (ETRN) .....................       14,175           44
   Amdocs, Ltd. * (TELS) .............................        1,861          123
   AsiaInfo Holdings, Inc. * (SOFT) ..................           30
   Comverse Technology, Inc. * (COMP) ................        1,638          178
   Metalink, Ltd. * (ETRN) ...........................        2,300           22
   Netease.com, Inc. (SOFT) ..........................        6,500           20
   Sohu.com, Inc. (SOFT) .............................        5,100           12
   Wipro, Ltd. * (DIOP) ..............................          600           30
   Zoran Corp. * (ETRN) ..............................        4,215           66
                                                                        --------
                                                                             495
                                                                        --------
                                   TOTAL COMMON STOCK-        86.5%       26,813

PREFERRED STOCK

Brazil - 5.4%
   Banco Itau SA (BANK) ..............................      893,000           85
   Celular CRT Participacoes * (TELS) ................    1,045,321          338
   Centrais Electricas Brasileires SA - Cl. B
     (UTIE) ..........................................      453,000            8
   Companhia Energetica de Minas Gerais -
     CEMIG (UTIE) ....................................    2,843,400           41
   Companhia Riograndense de
     Telecomunicacoes * (TELS) .......................      800,100          322
   Companhia Vale do Rio Doce - Cl. A *
     (META) ..........................................       11,639          284
   Embratel Participacoes SA (UTIT) ..................    7,783,000          118
   Petroleo Brasileiro SA - Petrobras (OILS) .........        6,236          147
   Tele Celular Sul Participacoes SA (TELS) ..........    8,034,000           21
   Tele Centro Sul Participacoes SA (UTIT) ...........    6,041,000           69
   Tele Nordeste Celular Participacoes SA
     (TELS) ..........................................   12,797,600           26
   Tele Norte Leste Participacoes SA (UTIT) ..........    4,093,062           88
   Telemig Celular Participacoes SA (TELS) ...........   13,849,850           42
   Telesp Celular Participacoes SA * (TELS) ..........    9,982,286          105
                                                                        --------
                                                                           1,694

South Korea - 0.2%
   Samsung Electronics (ETRN) ........................          960           53
                                                                        --------
                                TOTAL PREFERRED STOCK-          5.6%       1,747

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                              Par      Market
                  Name of Issuer             Value     Value
                                            (000's)   (000's)
SHORT-TERM INVESTMENTS - 6.7%

  Investment in joint trading account
    (Note B)
    6.695% due 01/02/01 ...............  $     2,076  $   2,076
                                         -----------  ---------
                  TOTAL INVESTMENTS-            98.8%    30,636
Cash and Receivables, less payables-             1.2%       374

                          NET ASSETS-          100.0%    31,010
                                         ===========  =========
* Non-income producing security.
ADR-American Depositary Receipt
GDR-Global Depository Receipt
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $19 or .06% of net assets of the Portfolio.
See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                  Market     % of
                                       Industry    Value   Long-Term
     Industry                        Abbreviation (000s)  Investments
     Telecommunication Services......    TELS      6,438      22.5%
     Electronic Products & Services..    ETRN      3,713      13.0%
     Telephone ......................    UTIT      2,507       8.8%
     Bank ...........................    BANK      2,199       7.7%
     Computer Software & Services....    SOFT      1,815       6.4%
     Health Care Products ...........    HEAL      1,292       4.5%
     Computer Equipment .............    COMP      1,226       4.3%
     Media - TV / Radio .............    MEDI      1,192       4.2%
     Food, Beverage & Tobacco .......    FOOD        862       3.0%
     Electric Power .................    UTIE        843       3.0%
     Oil ............................    OILS        772       2.7%
     Financial Services .............    FINL        640       2.2%
     Telecommunication Equipment.....    TELE        617       2.2%
     Oil & Natural Gas...............
     Exploration & Production .......    OILX        562       2.0%
     Diversified Operations .........    DIOP        551       1.9%
     Metals & Mining ................    META        441       1.5%
     Retail - Department Stores......    RETS        323       1.1%
     Construction ...................    CONS        287       1.0%
     Transportation Services ........    TRAN        214       0.8%
     Consumer Miscellaneous .........    CNSU        207       0.7%
     Precious Metals/Gems/Stones.....    PMET        200       0.7%
     Aerospace & Defense ............    AERO        191       0.7%
     Paper & Forest Products ........    PAPR        180       0.6%
     Chemical .......................    CHEM        148       0.5%
     Automobile .....................    AUTO        147       0.5%
     Personal & Commercial Lending ..    LEND        144       0.5%
     Electrical Equipment ...........    ELEQ        134       0.5%
     Commercial Sevices .............    COMM        109       0.4%
     Media - Publishing .............    MEDP        104       0.4%
     Insurance ......................    INSU         98       0.3%
     Household Appliances /
       Furnishings ..................    APPL         98       0.3%
     Shoe & Apparel Manufacturing ...    APPA         95       0.3%
     Brokerage & Investment .........
       Management ...................    FUND         71       0.2%
     Oil - Equipment & Service ......    OILE         49       0.2%
     Steel ..........................    STEE         44       0.2%
     Leisure & Recreation ...........    LEIS         30       0.1%
     Real Estate Development ........    READ         16       0.1%
                                                --------  --------
                                                $ 28,560     100.0%
                                                ========  ========

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)
COMMON STOCK

Argentina - 0.2%
  Banco Frances SA (BANK) ..........................         10,000   $      69
  GPO Finance GALICIA (FINL) .......................         40,460          60
  IRSA Inversiones y Representaciones
    SA (READ) ......................................         29,022          49
  PC Holdings SA - Cl. B (FINL) ....................         53,132          82
  Siderca SAIC (STEE) ..............................         35,000          68
                                                                      ---------
                                                                            328

Australia - 2.4%
  Amcor, Ltd. (CONT) ...............................         25,300          74
  AMP Diversified Property Trust (REIT).............        106,700         145
  AMP, Ltd. * (INSU) ...............................         33,300         375
  Aristocrat Leisure Limited (LEIS) ................         30,900          89
  Brambles Industries, Ltd. (DIOP) .................          7,200         168
  Broken Hill Proprietary Co., Ltd. (DIOP)..........         35,100         370
  Coles Myer, Ltd. (RETS) ..........................         39,400         153
  CSL Limited (HEAL) ...............................          2,600          56
  CSR, Ltd. (CONS) .................................         37,900          99
  Foster's Brewing Group, Ltd. (FOOD) ..............         70,100         184
  General Property Trust (REIT) ....................         53,300          82
  Lend Lease Corp. (FINL) ..........................         13,200         123
  National Australia Bank, Ltd. (BANK) .............         30,600         490
  News Corp., Ltd. (MEDI) ..........................         45,600         355
  ONESTEEL (STEE) ..................................          8,775           5
  Orica, Ltd. (DIOP) ...............................         15,500          50
  Pacific Dunlop, Ltd. (DIOP) ......................         59,000          49
  Paperlinx (PAPR) .................................          4,800           9
  QBE Insurance Group, Ltd. (INSU) .................         11,200          62
  Rio Tinto, Ltd. (PMET) ...........................          7,900         129
  Santos, Ltd. (OILX) ..............................         38,000         127
  TABCORP Holdings, Ltd. (LEIS) ....................         16,400         100
  Telstra Corp., Ltd. (TELS) .......................        166,200         594
  Westfield Trust (REIT) ...........................         54,000         102
  Westpac Banking Corp., Ltd. (BANK) ...............         46,600         342
  WMC, Ltd. (DIOP) .................................         29,500         126
  Woolworth's, Ltd. (RETS) .........................         30,300         142
                                                                      ---------
                                                                          4,600

Austria - 1.3%
  Austria Tabak AG (FOOD) ..........................          3,700         205
  Austrian Airlines (TRAN) .........................          5,550          64
  Bank Austria AG (BANK) ...........................         16,200         892
  BBAG Oesterreichische Brau
    Beteiligungs AG (FOOD) .........................          2,150          93
  Bohler-Uddeholm AG (STEE) ........................          1,500          49
  BWT AG (POLL) ....................................          2,000          66
  EA-Generali AG (INSU) ............................          1,050         181
  Flughafen Wien AG (TRAN) .........................          4,000         151
  Mayr-Melnhof Karton Ag (PAPR) ....................          1,800          79
  Oesterreichische
    Elektrizitaetswirtschafts AG (UTIE) ............          3,900         396
  OMV AG (OILX) ....................................          3,000         232
  VA Technologie AG (ENGI) .........................          2,100          63
  Wienerberger Baustoffindustrie AG
    (CONS) .........................................          7,200         129
                                                                      ---------
                                                                          2,600

   Belgium - 1.5%
     Barco NV (ETRN) ...............................            559          42
     BarcoNet NV * (ETRN) ..........................          1,118           9
     Bekaert NV (METP) .............................          1,390          65
     Colruyt, NV (RETF) ............................          1,870          82
     Compagnie Maritime Belge SA (TRAN).............          1,921         144
     D' Ieteren SA (AUTO) ..........................            190          42
     Delhaize "Le Lion" SA (RETF) ..................          1,255          60
     Electrabel SA (UTIE) ..........................          1,536         347
     Fortis (B) (INSU) .............................         30,692         997
     Groupe Bruxelles Lambert SA (FUND).............          1,094         260
     KBC Bancassurance Holding NV (BANK)                     10,840         470
     N.V. Union Miniere SA * (META) ................          1,461          55
     Solvay SA (FINL) ..............................          2,115         118
     Suez Lyonnaise des Eaux SA - Strip
       VVPR * (DIOP) ...............................          2,341
     Total Fina SA - Strip VVPR * (DIOP)                      3,609
     UCB SA (HEAL) .................................          4,800         178
                                                                      ---------
                                                                          2,869

   Bermuda - 0.0%
     Brierly Investments, Ltd. (FUND) ..............        295,300          38

   Brazil - 0.2%
     Centrais Electricas Brasileiras SA
       (UTIE) ......................................     10,577,000         196
     Companhia de Bebidas das Americas *
       (FOOD) ......................................        482,000         116
     Tele Norte Leste Participacoes SA
       (UTIT) ......................................     11,096,000         182
                                                                      ---------
                                                                            494

   Chile - 0.4%
     Banco Santiago SA - ADR (BANK) ................          2,900          57
     Compania Cervecerias Unidas SA -
       ADR (FOOD) ..................................          3,900          84
     Compania de Telecomunicaciones de
       Chile SA (UTIT) .............................          8,000         106
     Embotelladora Andina SA - ADR
       (FOOD) ......................................          6,100          73
     Empresa Nacional de Electricidad SA -
       ADR (UTIE) ..................................         10,100         110
     Enersis SA - ADR (UTIE) .......................          3,700          65
     Laboratorio Chile SA - ADR (HEAL)                        5,700         102
     Madeco SA - ADR (META) ........................         13,000          62
     Sociedad Quimica y Minera de Chile SA
       - ADR (CHEM) ................................          3,400          71
                                                                      ---------
                                                                            730

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)

COMMON STOCK - Continued

China - 0.1%
  Beijing Datang Power Generation
    Company Limited (UTIE) .........................        287,000   $      75
  Guangshen Railway Company Limited
    (TRAN) .........................................        544,000          68
  Huaneng Power International, Inc. -
    ADR * (UTIE) ...................................          4,900          92
                                                                      ---------
                                                                            235

Czech Republic - 0.2%
  Ceska Sporitelna AS (BANK) .......................          9,500          59
  Ceske Energeticke Zavody AS (UTIE)................         35,500          94
  Komercni Banka AS (BANK) .........................          4,100          99
  SPT Telecom AS (TELS) ............................          6,300          85
                                                                      ---------
                                                                            337

Denmark - 1.0%
  A/S Dampskibsselskabet Svendborg -
    Cl. B (TRAN) ...................................             27         316
  D/S 1912 - Cl. B (TRAN) ..........................             40         348
  Danisco AS (FOOD) ................................          1,650          68
  Danske Bank (BANK) ...............................         11,500         207
  ISS AS (COMM) ....................................          1,650         112
  Novo Nordisk AS - Cl. B ..........................          2,350         422
  (HEAL)
  Novozymes AS - Ser. B * (HEAL) ...................          2,350          47
  Tele Danmark AS (TELS) ...........................          6,850         279
  Vestas Wind Systems AS (ENER) ....................          2,500         135
                                                                      ---------
                                                                          1,934

Finland - 0.7%
  Nokia Oyj (HEAL) .................................         24,900       1,111
  Sampo Insurance Co. plc (INSU) ...................          1,900         102
  Sonera Oyj (TELS) ................................          5,432          98
  UPM-Kymmene Corp. * (PAPR) .......................          2,700          93
                                                                      ---------
                                                                          1,404

France - 9.0%
  Accor SA (LEIS) ..................................          5,285         223
  Air Liquide (CHEM) ...............................          1,306         195
  Alcatel (TELE) ...................................         18,887       1,073
  AXA SA (INSU) ....................................          7,233       1,046
  Banque Nationale de Paris (BANK) .................          7,536         662
  Bouygues SA (CONT) ...............................          6,110         277
  Canal Plus (MEDI) ................................          2,215           8
  Cap Gemini SA (COMM) .............................          1,622         262
  Carrefour SA (RETF) ..............................         11,715         736
  Casino Guichard-Perrachon SA (RETF)...............          2,053         207
  Club Mediterranee SA (LEIS) ......................            838          71
  Compagnie de St. Gobain (CONS) ...................          1,795         282
  Dassault Systemes SA (SOFT) ......................          1,995         137
  Eridania Beghin-Say SA (FOOD) ....................             98           8
  Essilor International SA (HEAL) ..................            188          61
  France Telecom (TELS) ............................         17,681       1,527
  Groupe Danone (FOOD) .............................          2,269         342
  Imercys (CONS) ...................................            794          90
  L'Oreal SA (HNBA) ................................         11,360         974
  Lafarge SA (CONS) ................................          2,526         212
  Lagardere SCA (DIOP) .............................          2,436         141
  LVMH (Louis Vuitton Moet Hennessy)
    (FOOD) .........................................          8,190         542
  Michelin (PART) ..................................          1,649          60
  Pernod Ricard (FOOD) .............................          1,763         122
  Pinault-Printemps-Redoute SA (RETS)...............          1,992         428
  PSA Peugeot Citroen (AUTO) .......................            921         209
  Rhone-Poulenc SA (BANK) ..........................         13,304       1,168
  Sagem SA (ETRN) ..................................            627          84
  Sanofi-Synthelabo SA * (HEAL) ....................         12,652         843
  Schneider SA (MACH) ..............................          2,599         190
  Sidel SA (MACH) ..................................          1,162          53
  Societe BIC SA (COMM) ............................          1,234          48
  Societe Eurafrance SA (FINL) .....................            128          93
  Societe Generale - Cl. A (BANK) ..................          7,301         454
  STMICROELECTRONICS (ETRN) ........................         15,453         675
  Suez Lyonnaise des Eaux (FOOD) ...................          3,904         713
  Thomson CFS (ETRN) ...............................          3,440         165
  Total Fina SA - Cl. B (OILX) .....................         13,079       1,945
  Unibail (REAL) ...................................            700         112
  Usinor SA (STEE) .................................          5,194          69
  Valeo SA (PART) ..................................          1,712          76
  Vivendi Universal SA (DIOP) ......................         15,051         991
                                                                      ---------
                                                                         17,574

Germany - 12.2%
  Adidas-Salomon AG (APPA) .........................          1,920         119
  Allianz AG - Reg. (INSU) .........................          8,130       3,043
  BASF AG (CHEM) ...................................         20,210         914
  Bayer AG (CHEM) ..................................         22,930       1,203
  Bayerische Vereinsbank AG (BANK) .................         13,272         751
  Beiersdorf AG (HNBA) .............................          2,220         232
  Continental AG (PART) ............................          1,100          18
  DaimlerChrysler AG (AUTO) ........................         31,945       1,342
  Deutsche Bank AG (BANK) ..........................         19,450       1,635
  Deutsche Telekom AG (UTIT) .......................        100,890       3,041
  Douglas Holding AG (HNBA) ........................          1,090          42
  Dresdner Bank AG (BANK) ..........................         18,460         805
  E.On AG (DIOP) ...................................         23,048       1,402
  EM.TV & Merchandising AG (MEDI) ..................          4,391          24
  Fresenius Medical Care AG (HEAL) .................          2,350         192
  Heidelberg Zement (CONS) .........................          1,480          68
  Heidelberger Zement AG * (CONS) ..................          1,048          46
  Hochtief AG (CONS) ...............................          3,810          75
  Kamps AG (FOOD) ..................................          2,666          28
  Karstadt AG (RETS) ...............................          4,100         127
  Linde AG (ENGI) ..................................          3,300         160
  Lufthansa AG (TRAN) ..............................          9,730         251
  MAN AG (DIOP) ....................................          4,400         112
  Merck KGaA (HEAL) ................................          6,110         270
  Metro AG * (RETS) ................................          9,200         430

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)
COMMON STOCK - Continued

Germany - Continued
  Muenchener Rueckversicherungs-
  Gesellschaft AG - Reg. (INSU) ....................          5,760  $    2,061
  Preussag AG (DIOP) ...............................          6,400         231
  RWE AG (UTIE) ....................................         14,500         651
  SAP AG (SOFT) ....................................          6,160         716
  Schering AG (HEAL) ...............................          4,890         278
  SGL Carbon AG (CHEM) .............................          1,190          64
  Siemens AG (DIOP) ................................         19,860       2,596
  Thyssen Krupp AG (CONS) ..........................         16,413         254
  Volkswagen AG (AUTO) .............................         10,119         529
  WCM Beteiligungs-und Grundbesitz AG
    (DIOP) .........................................          7,132         106
                                                                     ----------
                                                                         23,816

Greece - 0.5%
  Alpha Credit Bank (BANK) .........................          4,410         153
  Commercial Bank of Greece (BANK)..................          1,780          87
  EFG Eurobank * (BANK) ............................          4,407          85
  Hellenic Bottling Co. SA (FOOD) ..................          3,500          57
  Hellenic Telecommunication
    Organization SA (UTIT) .........................         13,420         200
  Intracom SA (TELE) ...............................          4,860         110
  National Bank of Greece SA (BANK).................          5,160         197
  Titan Cement Co. SA (CONS) .......................          1,400          55
                                                                     ----------
                                                                            944

Hong Kong - 1.5%
  Cathay Pacific Airways (TRAN) ....................         32,000          59
  China Southern Airlines Company
    Limited * (TRAN) ...............................        286,000          87
  China Telecom (Hong Kong), Ltd.
    (TELS) .........................................        107,000         584
  CLP Holdings, Ltd. (UTIE) ........................         25,500         127
  Hang Seng Bank, Ltd. (BANK) ......................         22,700         306
  Henderson Land Development Co., Ltd.
    (READ) .........................................         22,000         112
  Hutchison Whampoa, Ltd. (COMM) ...................         52,500         655
  LEGEND Holdings (COMP) ...........................        122,000          77
  Li & Fung, Ltd. (COMM) ...........................         36,000          65
  New World Development Co., Ltd.
    (READ) .........................................         48,000          58
  Pacific Century Cyberworks, Ltd. *
    (TELE) .........................................        202,380         130
  Sun Hung Kai Properties, Ltd.(REIT)...............         31,000         309
  Swire Pacific, Ltd. - Cl. A (DIOP)................         23,500         169
  Wharf (Holdings), Ltd. (DIOP) ....................         44,000         107
                                                                     ----------
                                                                          2,845

Hungary - 0.3%
  Danubius Hotel and Spa Rt. (LEIS).................          3,600          56
  Gedeon Richter Rt. (HEAL) ........................            900          53
  Magyar Tavkozlesi Rt. (UTIT) .....................         36,200         151
  MOL Magyar Olaj-es Gazipari Rt.
    (OILX) .........................................          7,500         127
  OTP Bank Rt. (BANK) ..............................          2,300         129
                                                                     ----------
                                                                            516

India - 0.7%
  Bajaj Auto, Ltd. - GDR (AUTO) ....................         14,300          79
  EIH, Ltd. - GDR (REAL) ...........................         23,000         122
  Grasim Industries, Ltd. - GDR (DIOP)..............         15,000         101
  Gujarat Ambuja Cements, Ltd. - GDR
    (CONS) .........................................         23,800          80
  Hindalco Industries, Ltd. - GDR
    (META) .........................................          5,500          98
  Indian Hotels Co., Ltd. - GDR (REAL)..............         16,700          79
  ITC, Ltd. - GDR * (FOOD) .........................         13,600         262
  Larsen & Toubro, Ltd. - GDR (DIOP)................         13,500         113
  Mahindra & Mahindra, Ltd. - GDR *
    (AUTO) .........................................         16,500          50
  Ranbaxy Laboratories, Ltd. - GDR
    (HEAL) .........................................          5,700          91
  Reliance Industries, Ltd. - GDR *
    (CHEM) .........................................         13,100         212
  Tata Engineering and Locomotive Co.,
    Ltd. - GDR (AUTO) ..............................         34,600          62
                                                                     ----------
                                                                          1,349

Ireland - 0.6%
  Allied Irish Banks plc (BANK) ....................         26,800         311
  CRH plc (CONS) ...................................         13,300         248
  Eircom plc * (TELS) ..............................         69,432         176
  Greencore Group plc (FOOD) .......................         26,000          68
  Irish Life & Permanent plc (FINL).................          9,553         118
  Jefferson Smurfit Group plc
    (CONT) .........................................         47,000          93
  Kerry Group plc (FOOD) ...........................          8,400         109
  Ryanair Holdings plc * (TRAN) ....................         11,421         123
                                                                     ----------
                                                                          1,246

Israel - 0.6%
  Bank Hapoalim (BANK) .............................         43,700         127
  Bezeq Israeli Telecommunication Corp.,
          Ltd. (UTIT) ..............................         28,300         152
  Check Point Software Technologies, Ltd.
    * (SOFT) .......................................          3,200         427
  IDB Holding Corp., Ltd. (FUND) ...................          5,700         201
  Industrial Building Corp. (CONS)..................         45,100          68
  Makteshim-Agan Industries, Ltd. *
    (CHEM) .........................................         26,900          66
  Teva pharmaceutical Industries, Ltd.
    (HEAL) .........................................          3,200         226
                                                                     ----------
                                                                          1,267

Italy - 7.7%
  Alitalia SpA (TRAN) ..............................         60,000         108
  Assicurazioni Generali (INSU) ....................         44,632       1,773
  Autogrill SpA (RETF) .............................         10,001         123
  Banca Di Roma (BANK) .............................         60,000          65

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)

COMMON STOCK - Continued

Italy - Continued
  Banca Intesa SpA (BANK) ..........................        178,800  $      860
  Banca Intesa SpA - RNC (BANK) ....................         37,400         108
  Banca Popolare di Milano (BANK)...................         18,100          90
  Benetton Group SpA (APPA) ........................        103,979         217
  Bulgari SpA (RETS) ...............................          8,900         110
  Enel SpA * (UTIE) ................................        248,583         966
  ENI SpA (OILS) ...................................        285,800       1,825
  Fiat SpA (AUTO) ..................................         15,350         361
  Fiat SpA - RNC (AUTO) ............................            720          10
  Italcementi SpA (CONS) ...........................         10,920          91
  ITALGAS(SOC ITAL) (UTIG) .........................         12,650         128
  La Rinascente SpA (CONS) .........................         10,500          62
  Marzotto & Figli SpA (APPA) ......................          7,500          89
  Mediaset SpA (MEDI) ..............................         44,200         528
  Mediobanca SpA (FUND) ............................         24,000         272
  Mondadori (Arnoldo) Editore SpA
    (MEDP) .........................................         10,800         100
  Olivetti SpA (COMM) ..............................        178,400         426
  Parmalat Finanziaria SpA (FOOD)...................         77,600         126
  Pirelli SpA (DIOP) ...............................         71,100         253
  Riunione Adriatica di Sicorta SpA
    (INSU) .........................................         25,379         396
  Riunione Adriatica di Sicorta SpA -
    RNC (INSU) .....................................          2,920          35
  SAI spa (INSU) ...................................          4,300          85
  San Paolo-IMI SpA (BANK) .........................         57,310         927
  Seat Pagine Gialle SpA (MEDP) ....................         10,012          22
  Sirti SpA (TELE) .................................         11,100          19
  Telecom Italia Mobile SpA (TELS)..................        240,100       1,916
  Telecom Italia Mobile SpA - RNC
    (TELS) .........................................         48,200         210
  Telecom Italia SpA (TELS) ........................        131,500       1,455
  Telecom Italia SpA - RNC (TELS)...................         47,300         284
  UniCredito Italiano SpA (BANK) ...................        196,600       1,028
                                                                     ----------
                                                                         15,068

Japan - 26.8%
  77 Bank, Ltd. (BANK) .............................         18,000         103
  Acom Co., Ltd. (LEND) ............................          4,200         310
  Ajinomoto Co., Inc. (FOOD) .......................         20,000         260
  Alps Electric Co. (ETRN) .........................          6,000          91
  Amada Co., Ltd (MACH) ............................         13,000          97
  Asahi Bank, Ltd. (BANK) ..........................         73,000         248
  Asahi Breweries, Ltd. (FOOD) .....................         13,000         132
  Asahi Chemical Industry Co., Ltd.
    (CHEM) .........................................         42,000         242
  Asahi Glass Co., Ltd. (APPL) .....................         39,000         322
  Bank of Tokyo-Mitsubishi (BANK)...................        127,000       1,263
  Bank of Yokohama, Ltd. (BANK) ....................         22,000         100
  Benesse Corp. (COMM) .............................          2,600          96
  Bridgestone Corp. (PART) .........................         21,000         191
  Canon, Inc. (COMM) ...............................         22,000         770
  Casio Computer Co. (ETRN) ........................          9,000          76
  Central Japan Railway Co. (TRAN)..................             61         375
  Chugai Pharmaceutical Co., Ltd.
    (HEAL) .........................................          4,000          67
  Citizen Watch Co., Ltd. (RETS) ...................         10,000          73
  Cosmo Oil Co., Ltd. (OILX) .......................         33,000          59
  Credit Saison Co., Ltd. (FINL) ...................          5,600         120
  CSK Corp. (SOFT) .................................          3,200          47
  Dai Nippon Printng Co., Ltd. (COMM)...............         19,000         283
  Daicel Chemical Industries, Ltd.
    (CHEM) .........................................         16,000          49
  Daiichi Pharmaceutical Co., Ltd.
    (HEAL) .........................................         10,000         297
  Daikin Industries, Ltd. (CONS) ...................         10,000         192
  Dainippon Ink & Chemicals, Inc.
    (CHEM) .........................................         28,000          83
  Dainippon Screen Manufacturing Co.,
    Ltd. (ELEQ) ....................................         15,000          72
  Daito Trust Construction Co., Ltd.
    (REAL) .........................................          3,600          65
  Daiwa House Industry Co., Ltd.(HOUS)..............         17,000         106
  Daiwa Securities Group, Inc. (FUND)...............         37,000         386
  Denso Corp. (ETRN) ...............................         19,000         411
  East Japan Railway Co. (TRAN) ....................            107         627
  Ebara Corp. (MACH) ...............................          9,000          98
  Eisai Co. Ltd. (HEAL) ............................         10,000         350
  Fanuc, Ltd. (ELEQ) ...............................          6,300         428
  Fuji Machine Mfg. CO., LTD. (MACH)................          1,000          27
  Fuji Photo Film (LEIS) ...........................         14,000         585
  Fuji Soft ABC, Inc. (SOFT) .......................          1,000          64
  Fujikura (ELEQ) ..................................         11,000          82
  Fujitsu, Ltd. (ELEQ) .............................         51,000         751
  Furukawa Electric Co. (TELE) .....................         16,000         279
  Hankyu Corp. (TRAN) ..............................         18,000          57
  Hirose Electric Co., Ltd. (ETRN)..................          1,200         115
  Hitachi, Ltd. (ETRN) .............................         88,000         784
  Honda Motor Co. (AUTO) ...........................         25,000         932
  Hoya Corp. (ETRN) ................................          3,000         220
  Isetan Co., Ltd. (RETS) ..........................         14,000         148
  Ishikawajima-Harima Heavy Industries
    Co., Ltd. (DIOP) ...............................         28,000          60
  Ito-Yokado Co., Ltd. (RETS) ......................         11,000         548
  Itochu Corp. (DIOP) ..............................         42,000         195
  Japan Airlines Co., Ltd. (TRAN)...................         50,000         229
  Japan Energy Corp. (OILX) ........................         54,000          84
  Japan Tobacco, Inc. (FOOD) .......................             45         349
  Joyo Bank, Ltd. (BANK) ...........................         29,000          92
  JUSCO Co., Ltd. * (RETS) .........................         10,000         217
  Kajima Corp. (CONS) ..............................         35,000          97
  Kaneka Corp. (CHEM) ..............................          5,000          47
  Kansai Electric Power Co., Inc.(UTIE).............         22,800         387
  KAO Corp. (HNBA) .................................         16,000         465
  Kawasaki Heavy Industry, Ltd. (DIOP)..............         46,000          49
  Kawasaki Steel Corp. (STEE) ......................        100,000         103

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)
COMMON STOCK - Continued

Japan - Continued
  Keihin Electric Express Railway Co.,
    Ltd. (TRAN) ....................................         17,000  $       68
  Kinden Corp. (ENGI) ..............................         12,000          69
  Kinki Nippon Railway (TRAN) ......................         35,000         146
  Kirin Brewery Co. (FOOD) .........................         21,000         188
  Kokuyo Co. (COMM) ................................          6,000          89
  Komatsu, Ltd. (MACH) .............................         30,000         133
  Komori Corp. (MACH) ..............................          4,000          67
  Konami Co., Ltd. (COMP) ..........................          3,700         277
  Konica Corp. (LEIS) ..............................         17,000         139
  Kubota Corp. (MACH) ..............................         48,000         146
  Kuraray Co., Ltd. (APPA) .........................         10,000          93
  Kurita Water Industries, Ltd. (POLL)..............          5,000          65
  Kyocera Corp. (ETRN) .............................          5,200         567
  Kyowa Hakko Kogyo Co., LTD.
    (HEAL) .........................................          9,000          62
  Makita Corp. (CNSU) ..............................          8,000          56
  Marubeni Corp. (DIOP) ............................         31,000          73
  Marui Co., Ltd. (RETS) ...........................         13,000         196
  Matsushita Electric Industrial Co.
    (ETRN) .........................................         53,000       1,266
  Minebea Co., Ltd. (ETRN) .........................          4,000          37
  Mitsubishi Chemical Corp. (CHEM) .................         61,000         161
  Mitsubishi Corp. (DIOP) ..........................         44,000         324
  Mitsubishi Electric Corp. (ETRN) .................         52,000         320
  Mitsubishi Estate Co., Ltd. (REAL)................         37,000         395
  Mitsubishi Heavy Industries, Ltd.
    (MACH) .........................................         90,000         392
  Mitsubishi Logistcs Corp. (TRAN) .................          7,000          61
  Mitsubishi Materials Corp. (PMET) ................         39,000          93
  Mitsubishi Rayon Co., Ltd. (APPA) ................         27,000          81
  Mitsubishi Trust & Banking Corp.
    (BANK) .........................................         37,000         254
  Mitsui & Co., Ltd. (DIOP) ........................         31,000         195
  Mitsui Fudosan Co., Ltd. (REAL) ..................         24,000         238
  Mitsui Marine & Fire Insurance Co.,
    Ltd. (INSU) ....................................         25,000         143
  Mitsui Mining & Smelting Co., Ltd.
    (META) .........................................         17,000         131
  Mitsukoshi, Ltd. (RETS) ..........................         14,000          57
  Mizuho Holdings, Inc. * (FINL) ...................            160         991
  Mori Seiki Co., Ltd. (MACH) ......................          5,000          55
  Murata Manufacturing Co., Ltd. (ETRN).............          6,500         762
  Mycal Corp. (RETS) ...............................         20,000          43
  NAMCO, Ltd. (LEIS) ...............................          3,800          70
  NEC Corp. (COMP) .................................         43,000         786
  NGK Insulators (PART) ............................         11,000         146
  NGK Spark Plug Co. (PART) ........................          9,000         131
  Nidec Corp. (MACH) ...............................          2,000          94
  Nikon Corp. (LEIS) ...............................         11,000         118
  Nintendo Corp., Ltd. (LEIS) ......................          3,800         598
  Nippon Comsys Corp. (ENGI) .......................          6,000         108
  Nippon Express Co., Ltd. (TRAN) ..................         31,000         187
  Nippon Mitsubishi Oil Co., Ltd. (OILX)............         27,000         130
  Nippon Paper Industries Co. (PAPR)................         25,000         149
  Nippon Sheet Glass Co., Ltd. (DIOP)...............         14,000         171
  Nippon Steel Co. (STEE) ..........................        133,000         220
  Nippon Telegraph & Telephone Corp.
    (UTIT) .........................................            333       2,397
  Nippon Yusen Kabushiki Kaisha
    (TRAN) .........................................         40,000         165
  Nissan Motor Acceptance Corp. (FINL)..............        101,000         581
  Nitto Denko Corp. (ETRN) .........................          4,000         108
  Nomura Securities Co., Ltd. (FUND)................         53,000         953
  NSK, Ltd. (META) .................................         20,000         122
  NTN Corp. (METP) .................................         19,000          59
  Obayashi Corp. (CONS) ............................         22,000          95
  Oji Paper Co. (PAPR) .............................         27,000         139
  Olympus Optical Co. (LEIS) .......................          9,000         156
  Omron Corp. (ETRN) ...............................          8,000         166
  Onward Kashiyama Co., Ltd. (APPA) ................          9,000          75
  Oriental Land Co., Ltd. (LEIS) ...................          2,000         134
  Orix Corp. (FINL) ................................          2,400         241
  Osaka Gas Co. (UTIG) .............................         81,000         246
  Pioneer Corp. (ETRN) .............................          6,000         160
  Promise Co., Ltd. (LEND) .........................          2,600         184
  Rohm Co., Ltd. (ETRN) ............................          3,100         588
  Sakura Bank, Ltd. (BANK) .........................        112,000         676
  Sankyo Co., Ltd. (HEAL) ..........................         13,000         312
  Sanrio Co., Ltd. * (CNSU) ........................          3,000          52
  Sanyo Electric Co. (ETRN) ........................         52,000         432
  Secom Co. (COMM) .................................          7,000         456
  Sega Enterprises (CNSU) ..........................          4,300          42
  Sekisui Chemical Co. (CHEM) ......................         20,000          57
  Sekisui House, Ltd. (CONS) .......................         23,000         210
  Sharp Corp. (ETRN) ...............................         29,000         350
  Shimamura Co., Ltd. (RETS) .......................          1,000          55
  SHIMANO, Inc. (LEIS) .............................          5,000          98
  Shimizu Corp. (CONS) .............................         29,000          86
  Shin-Etsu Chemical Co. (CHEM) ....................          9,000         346
  Shionogi & Co., Ltd. (HEAL) ......................         14,000         285
  Shiseido Co., Ltd. (CHEM) ........................         14,000         156
  Shizuoka Bank, Ltd. (BANK) .......................         19,000         173
  Showa Shell Sekiyu K.K. (OILX) ...................         21,000          88
  Skylark Co., Ltd. (FOOD) .........................          3,000          84
  SMC Corp. (MACH) .................................          2,000         257
  Softbank Corp. (SOFT) ............................          8,800         306
  Sony Corp. (ETRN) ................................         23,500       1,624
  Sumitomo Bank (BANK) .............................         86,000         882
  Sumitomo Chemical Co. (CHEM) .....................         48,000         238
  Sumitomo Corp. (DIOP) ............................         22,000         158
  Sumitomo Electric Industries (TELE)...............         19,000         311
  Sumitomo Heavy Industry (MACH) ...................         31,000          48
  Sumitomo Marine & Fire Insurance Co.,
    Ltd. (INSU) ....................................         24,000         155
  Sumitomo Metal Industries (STEE) .................        102,000          58
  Sumitomo Metal Mining Co. (PMET) .................         17,000          89

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                        Market
          Name of Issuer                    Shares      Value
                                                        (000's)
      COMMON STOCK - Continued

Japan - Continued
  Taisho Pharmaceutical Co., Ltd.(HEAL)      10,000  $      270
  Taiyo Yuden Co., Ltd. (ELEQ) ...........    4,000         134
  Takara Shuzo Co., LTD. (FOOD) ..........    4,000          70
  Takashimaya Co. (RETS) .................   12,000          82
  Takeda Chemical Industries (CHEM) ......   24,000       1,419
  Takefuji Corp. (LEND) ..................    5,000         315
  Teijin, Ltd. (APPA) ....................   30,000         155
  Teikoku Oil Co., Ltd. (OILX) ...........   19,000          79
  Terumo Corp. (HEAL) ....................    4,000          87
  The Bank of Fukuoka, Ltd. (BANK) .......    8,000          34
  The Chuo Mitsui Trust and Banking Co., .
    Ltd. (BANK) ..........................   17,000          52
  The Daiwa Bank, Ltd. (BANK) ............   52,000          85
  Tobu Railway Co., Ltd. (TRAN) ..........   36,000         106
  Toho Co., Ltd. (MEDI) ..................    1,200         165
  Tohoku Electric Power (UTIE) ...........   13,000         174
  Tokai Bank Ltd. (BANK) .................   53,000         230
  Tokio Marine & Fire Insurance Co.
    (INSU) ...............................   42,000         481
  Tokyo Broadcasting (MEDI) ..............    4,000         118
  Tokyo Electric Power (UTIE) ............   35,700         885
  Tokyo Electron, Ltd. (ETRN) ............    4,700         258
  Tokyo Gas Co. (OILX) ...................   27,000          80
  Tokyu Corp. (TRAN) .....................   26,000         140
  Toppan Printing Co. (CNSU) .............   20,000         174
  Toray Industries, Inc. (APPA) ..........   33,000         124
  Toshiba Corp. (ETRN) ...................   78,000         521
  Tostem Corp. (CONS) ....................    8,000          99
  Toto, Ltd. (APPL) ......................   13,000          93
  Toyo Seikan Kaisha, Ltd. (CONT) ........    8,000         130
  Toyota Motor Corp. (AUTO) ..............   95,700       3,056
  Trans Cosmos, Inc. (SOFT) ..............      700          30
  Uni-Charm Corp. (PAPR) .................    3,000         152
  UNY Co., Ltd. (RETS) ...................   10,000         107
  Wacoal Corp. (APPA) ....................   11,000          92
  WORLD CO., LTD. (APPA) .................    1,400          53
  Yamaha Corp. (LEIS) ....................    6,000          59
  Yamanouchi Pharmaceutical Co., Ltd.
    (HEAL) ...............................   10,000         432
  Yamato Transport Co., Ltd. (TRAN) ......   13,000         239
  Yokogawa Electric (ETRN) ...............   11,000          93
                                                       --------
                                                         52,322

Malaysia - 0.6%
  Berjaya Sports Toto Berhad (LEIS) ......   47,000          57
  Commerce Asset Holding Bhd (BANK) ......   40,000          86
  Gamuda Berhad (CONS) ...................   52,000          51
  IJM Corporation Berhad (CONS) ..........   77,000          54
  Magnum Corp. Berhad (LEIS) .............  158,000          61
  Malayan Banking Berhad (BANK) ..........   48,000         170
  Malaysia International Shipping Berhad
    (TRAN) ...............................   61,000         100
  Public Bank Berhad (FINL) ..............   58,000          45
  Resorts World Berhad (LEIS) ............   35,000          56
  RHB Capital Berhad (BANK) ..............   63,000          40
  Sime Darby Berhad (FINL) ...............   68,000          85
  Telekom Malaysia Berhad (TELS) .........   60,000         178
  Tenaga Nasional Berhad (UTIE) ..........   61,000         186
  YTL Corp., Berhad (DIOP) ...............   65,000          84
                                                       --------
                                                          1,253

Mexico - 1.0%
  Cemex SA de CV - CPO * (CONS) ..........   34,000         123
  Cifra SA de CV - Ser. V (RETS) .........   96,000         191
  Fomento Economico Mexicano SA de
    CV (FOOD) ............................   20,000          60
  Grupo Carso SA de CV - Ser. A1(DIOP)       24,000          59
  Grupo Financiero Banamex Accival, SA
    de CV (FINL) .........................  105,000         173
  Grupo Financiero Bancomer SA de CV -
    Cl. O (FINL) .........................  157,000          87
  Grupo Modelo SA de CV - Ser. C
    (FOOD) ...............................   62,000         165
  Grupo Televisa SA * (MEDI) .............   60,000         135
  Kimberly-Clark de Mexico SA de CV
    (PAPR) ...............................   47,000         130
  Nuevo Grupo Mexico * (META) ............   18,000          54
  Telephonos de Mexico SA - Ser. L
    (UTIT) ...............................  326,000         732
  Wal-Mart de Mexico SA de CV - Ser. C
    (RETS) ...............................   25,000          46
                                                       --------
                                                          1,955

Netherlands - 2.8%
  ABN Amro Holding NV (BANK) .............   18,400         419
  Aegon NV (INSU) ........................   14,500         600
  Akzo Nobel NV (CHEM) ...................    3,850         207
  ASM Lithography Holding NV (COMP) ......    5,900         134
  Elsevier NV (MEDP) .....................   10,500         154
  Heineken NV (FOOD) .....................    4,375         265
  ING Groep NV (BANK) ....................    9,800         783
  Koninklije KPN NV (TELS) ...............   11,420         131
  Koninklijke (Royal) Philips Electronics
    NV (ETRN) ............................   13,656         500
  Koninklijke Ahold NV (RETF) ............    7,000         226
  Royal Dutch Petroleum Co. (OILE) .......   22,650       1,388
  TNT Post Group NV (TRAN) ...............    5,610         136
  Unilever NV - CVA (CNSU) ...............    5,819         368
  Wolters Kluwer NV - CVA (MEDP) .........    4,400         120
                                                       --------
                                                          5,431

New Zealand - 0.3%
  Carter Holt Harvey, Ltd. (PAPR) ........   75,200          55
  Contact Energy Limited (UTIE) ..........   62,600          73

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                        Market
            Name of Issuer                   Shares      Value
                                                        (000's)
        COMMON STOCK - Continued

      New Zealand - Continued
        Fisher & Paykel Industries Limited
          (APPL) .........................   23,000  $       81
        Fletcher Challenge Building
          (CONS) .........................   73,900          64
        Telecom Corp. of New Zealand, Ltd.
          (TELS) .........................  111,100         237
        The Warehouse Group Limited
          (RETS) .........................   29,000          77
                                                       --------
                                                            587

      Norway - 1.1%
        Bergesen d.y. ASA - Cl. A (TRAN) .    4,300          68
        Den Norske Bank (BANK) ...........   43,960         238
        Elkem ASA (META) .................    4,400          70
        Kvaerner plc (CONS) ..............    7,600          54
        Leif Hoegh & Co. ASA (TRAN) ......    8,340          70
        Merkantildata ASA (SOFT) .........    9,800          38
        Norsk Hydro ASA (DIOP) ...........   11,140         472
        Norske Skogsindustrier ASA - Cl. A
          (PAPR) .........................    3,800         160
        Orkla ASA (DIOP) .................   23,420         463
        Petroleum Geo-Services ASA
          (OILE) .........................    6,240          82
        SMEDVIG (OILS) ...................    7,000          67
        Smedvig ASA - B Shares (OILS) ....    7,600          61
        Storebrand ASA (INSU) ............   16,140         115
        Tomra Systems ASA (POLL) .........   11,200         218
                                                       --------
                                                          2,176

      Philippines - 0.1%
        Ayala Land, Inc. (READ) ..........   36,460           4
        Metropolitan Bank & Trust Co.
          (BANK) .........................   13,090          48
        Petron Corp. (OILS) ..............  468,400          11
        Philippine Long Distance Telephone
          Co. (UTIT) .....................    3,200          56
        SM Prime Holdings, Inc. (READ) ...  545,000          63
                                                       --------
                                                            182

      Portugal - 0.6%
        Banco Comercial Portgues, SA
          (BANK) .........................   33,000         175
        BPI-SGPS, SA - Registered Shares
          (FUND) .........................   32,490         102
        Brisa-Auto Estradas de Portugal,
          SA (CONS) ......................    8,375          75
        Electricidade de Portugal, SA
          (UTIE) .........................   67,500         223
        Jeronimo Martins, SGPS, SA
          (RETF) .........................    3,600          37
        Portugal Telecom, SA (TELS) ......   46,000         421
        Sonae, SGPS, SA (RETS) ...........   87,600          98
                                                       --------
                                                          1,131

      Singapore - 0.5%
        Chartered Semiconductor
          Manufacturing * (ETRN) .........   12,000          33
        City Developments, Ltd. (READ) ...   29,000         135
        Cycle & Carriage, Ltd. (AUTO) ....   14,000          27
        DBS Group Holdings, Ltd. (BANK) ..   17,000         192
        Oversea-Chinese Banking
          Corporation Limited (BANK) .....   16,000         119
        Singapore Airlines (TRAN) ........   12,000         119
        Singapore Telecommunications, Ltd.
          (TELS) .........................  114,000         177
        United Overseas Bank, Ltd.
          (BANK) .........................   13,448         101
                                                       --------
                                                            903

      South Africa - 1.1%
        ABSA Group, Ltd. (BANK) ..........   24,600          93
        Anglo American Platinum Corp.,
          Ltd. (PMET) ....................    5,400         252
        Barlow, Ltd. (DIOP) ..............   11,700          74
        De Beers Centenary AG (UTIE) .....    9,100         241
        Dimension Data Holdings plc
          (SOFT) .........................   28,883         196
        FirstRand, Ltd. (FINL) ...........  164,400         182
        Foschini, Ltd. * (RETS) ..........   37,100          32
        Impala Platinum Holdings, Ltd.
          (META) .........................    2,600         132
        Imperial Holdings, Ltd. (DIOP) ...    9,952          79
        Investec Group, Ltd. (FUND) ......    2,300          77
        Liberty Life Association of
          Africa, Ltd. (INSU) ............   12,400         111
        M-Cell, Ltd. (TELS) ..............   40,200         134
        Nampak, Ltd. (CONT) ..............   25,500          37
        Nedcor, Ltd. (BANK) ..............    6,600         149
        Rembrandt Group, Ltd. (DIOP) .....   15,300          41
        Remgro, Ltd. * (DIOP) ............   15,300         104
        Sappi, Ltd. (READ) ...............   10,900          78
        Sasol, Ltd. (OILX) ...............   12,800          83
                                                       --------
                                                          2,095

      South Korea - 0.8%
        Cheil Jedang Corp. (FOOD) ........    1,246          30
        Hyundai Motor Co., Ltd. (AUTO) ...    6,490          62
        Kookmin Bank (BANK) ..............    8,310          98
        Korea Electric Power Corp.
          (UTIE) .........................   11,760         219
        Korea Telecom Corp. * (TELS) .....      920          49
        LG Chemicals, Ltd. (CHEM) ........    4,630          42
        LG Electronics (ETRN) ............    3,990          38
        Pohang Iron & Steel Co., Ltd.
          (STEE) .........................    1,230          74
        Samsung Corp. (ETRN) .............    6,120          25
        Samsung Display Devices Co.
          (ETRN) .........................    1,410          52
        Samsung Electro-Mechanics Co.
          (ETRN) .........................    2,760          75
        Samsung Electronics (ETRN) .......    3,520         440
        Samsung Fire & Marine Insurance
          (INSU) .........................    2,272          49
        Shinhan Bank (BANK) ..............    7,310          60
        SK Telecom Co., Ltd. (TELS) ......    1,530         306
                                                       --------
                                                          1,619

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                        Market
           Name of Issuer                    Shares      Value
                                                        (000's)
      COMMON STOCK - Continued

      Spain - 3.6%
        ACS, Actividades de Construccion y
          Servicios, SA * (CONS) ..........   2,419   $      57
        Autopistas Concesionaria Espanola
          SA (TRAN) .......................  13,503         118
        Banco Bilbao Vizcaya SA (BANK) ....  90,135       1,342
        Banco Santander Central Hispano SA
          (BANK) .......................... 118,400       1,267
        Corporacion Financiera Alba SA
          (FUND) ..........................   6,000         139
        Endesa SA (UTIE) ..................  28,100         479
        Fomento de Construcciones y
          Contratas SA (CONS) .............   4,600          87
        Gas Natural SDG SA - E Shares
          (UTIG)...........................  13,800         251
        Grupo Dragados SA (CONS) ..........   8,400          91
        Iberdrola SA (UTIE) ...............  27,500         345
        Repsol SA (OILX) ..................  30,000         479
        Sociedad General de Aguas de
          Barcelona SA (FOOD) .............   8,484         104
        Sol Melia SA (LEIS) ...............   5,700          59
        Tabacalera SA - Cl. A (FOOD) ......   7,714         120
        Telefonica SA (UTIT) .............. 101,745       1,681
        TelePizza, SA * (RETF) ............   7,559          18
        Union Electrica Fenosa SA (UTIE) ..  12,200         224
        Vallehermoso SA (READ) ............   8,700          53
        Zardoya Otis SA (MACH) ............   9,752          86
                                                       --------
                                                          7,000

      Sweden - 1.5%
        Drott AB - B Shares (REAL) ........   8,300         114
        ForeningsSparbanken AB (BANK) .....   8,700         133
        Hennes & Mauritz AB - B Shares
          (RETS) ..........................  10,300         159
        NetCom Systems, Inc. - Cl. B
          (TELS) ..........................   1,732          72
        NORDIC BALTIC Holding (BANK) ......  29,218         228
        Nordic Baltic Holding AB (BANK) ...  20,910         158
        SANDVIK AB (MACH) .................   4,950         119
        Securitas AB - B Shares (COMM) ....   8,250         153
        Skand Enskilda Banken - Cl. A
          (BANK) ..........................  10,200         112
        Skandia Forsakrings AB (INSU) .....  13,900         226
        Skanska AB (CONS) .................   3,100         128
        Svenska Cellulosa AB - Cl. B
          (PAPR) ..........................   4,500          96
        Svenska Handelsbanken, Inc. -
          A Shares (BANK) .................   6,350         109
        Telefonaktiebolaget LM Ericsson
          AB * (TELS) .....................  82,050         935
        Telia AB * (TELS) .................  17,050          88
        Volvo AB (AUTO) ...................   5,750          95
                                                       --------
                                                          2,925

      Switzerland - 2.0%
        ABB, Ltd. * (ENGI) ................   2,168         231
        Adecco SA - Reg. (COMM) ...........      60          38
        Credit Suisse Group - Reg. (BANK) .   1,970         374
        Givaudan * (HNBA) .................      55          15
        Nestle SA (FOOD) ..................     260         606
        Novartis AG - Reg. (HEAL) .........     380         672
        Roche Holding AG (HEAL) ...........      55         582
        Schweizerische Rueckversicherungs-
          Gesellschaft (INSU) .............     110         264
        Swisscom AG - Reg. (UTIT) .........     400         104
        Syngenta AG * (CHEM) ..............     547          29
        UBS AG (BANK) .....................   3,226         526
        Zurich Finance (FINL) .............     633         382
                                                       --------
                                                          3,823

      Thailand - 0.1%
        ABN Amro Asia Secuities Public Co.,
          Ltd. (FINL) .....................  23,000          13
        Advanced Info Service Public Co.,
          Ltd. (TELS) .....................   7,700          74
        PTT Exploration & Production Public
          Co., Ltd. (OILX) ................  22,200          52
        Siam Cement Public Co., Ltd. (CONS)   4,000          38
        TelecomAsia Corp. Public Co.,
          Ltd. * (UTIT) ................... 113,200          46
                                                       --------
                                                            223

      Turkey - 0.3%
        Arcelik AS (APPL) ..............  2,623,000          45
        Kartonsan Karton Sanayi Ve
          Ticaret AS (PAPR) ............  1,083,000          56
        Migros Turk TAS (RETF) .........    387,000          50
        Tupras-Turkiye Petrol
          Rafinerileri A.S. (OILX) .....  1,009,000          37
        Turkiye Garanti Bankasi AS
          (BANK) ....................... 12,113,000          68
        Turkiye Is Bankasi (Isbank) -
          Cl. C (BANK) ................. 11,517,060         189
        Yapi ve Kredi Bankasi AS (BANK)  12,211,870          63
                                                       --------
                                                            508

      United Kingdom - 10.1%
        Abbey National First Capital BV
          (BANK) .......................     16,000         292
        Airtours plc (LEIS) ............     11,300          34
        Amvescap plc (BANK) ............      5,300         109
        ARM Holdings plc * (ETRN) ......      9,700          73
        AstraZeneca Group plc (HEAL) ...     18,239         920
        Barclay's plc (BANK) ...........     16,300         505
        Barratt Developments plc (CONS)      10,100          45
        Bass plc (FOOD) ................     17,200         188
        Berkeley Group (The) plc (READ)       6,100          69
        BG Group plc (UTIG) ............     37,866         148
        BOC Group plc (CHEM) ...........      7,000         106
        Boots Co. plc (RETD) ...........     13,800         126
        BP Amoco plc (OILE) ............    233,500       1,885
        British Aerospace plc (AERO) ...     32,263         184
        British Airport Authority plc
          (TRAN) .......................     11,700         108
        British Airways plc (TRAN) .....     11,300          66

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
           Name of Issuer                                Shares       Value
                                                                     (000's)
      COMMON STOCK - Continued

      United Kingdom - Continued
        British American Tobacco plc * (FOOD).......     26,500  $      202
        British Land Co. plc (REAL) ................     11,000          78
        British Sky Broadcast plc (MEDI) ...........     19,900         334
        British Telecommunications plc (TELS).......     68,700         588
        Cadbury Schweppes plc (FOOD) ...............     26,600         184
        Canary Wharf Finance PLC * (REIT) ..........     11,700          85
        Carlton Communications plc (MEDI) ..........     16,300         149
        Centrica plc * (UTIG) ......................     58,900         228
        CGU plc (INSU) .............................     23,900         387
        Diageo plc (FOOD) ..........................     30,200         339
        Dixons Group plc * (TELE) ..................     23,200          78
        EMI Group plc (LEIS) .......................     12,400         102
        GKN plc (AUTO) .............................      9,200          97
        GlaxoSmithKline plc * (HEAL) ...............     62,893       1,760
        Granada Compass plc (LEIS) .................     25,122         274
        Halifax Group plc (LEND) ...................     24,700         245
        Hanson plc (CONS) ..........................      8,990          62
        Hays plc (DIOP) ............................     14,400          83
        Hilton Group plc (LEIS) ....................     27,700          87
        HSBC Holdings plc (BANK) ...................    100,300       1,478
        Imperial Chemical Industries plc
          (CHEM) ...................................      7,100          59
        Innogy Holdings * (UTIG) ...................     16,500          48
        Invensys, plc (DIOP) .......................     38,785          91
        J Sainsbury plc (RETF) .....................     24,100         143
        Kingfisher plc (RETS) ......................     18,500         138
        Land Securities plc (REAL) .................      8,400         106
        Lattice Group * (ETRN) .....................     37,866          85
        Legal & General Group plc (INSU) ...........     62,800         173
        Lloyds TSB Group plc (BANK) ................     58,900         624
        Logica plc (SOFT) ..........................      6,700         175
        Marconi plc (TELE) .........................     28,600         307
        Marks & Spencer plc (RETS) .................     39,600         110
        Misys plc (COMP) ...........................      6,300          62
        National Grid Group plc (UTIE) .............     22,500         205
        National Power plc (UTIE) ..................     16,500          62
        Nycomed Amersham plc (HEAL) ................      5,700          48
        P&O Princess Cruises plc * (LEIS) ..........     12,900          55
        Pearson plc (MEDP) .........................      8,100         193
        Peninsular & Oriental Steam Navigation
          Co. (TRAN) ...............................      6,800          32
        Prudential Corp. (INSU) ....................     22,500         362
        Railtrack Group plc (TRAN) .................      6,700          93
        Rank Group plc (DIOP) ......................     35,700          93
        Reed International plc (MEDP) ..............     15,400         161
        Rentokil Initial plc (DIOP) ................     29,600         102
        Reuters Group plc (BUSI) ...................     15,900         269
        Rio Tinto plc - Reg. (DIOP) ................     12,700         224
        Royal Bank of Scotland Group (BANK) ........     11,500         272
        Schroders (BANK) ...........................      4,050          80
        Scottish Power plc (UTIE) ..................     17,100         135
        Slough Estates Finance plc * (READ) ........      9,900          61
        Tesco plc (FOOD) ...........................     76,800         313
        The Great Universal Stores plc (RETS) ......     15,500         122
        The Sage Group plc (MEDI) ..................     22,100         101
        Unilever plc (CNSU) ........................     26,703         229
        United Utilities plc (AGRI) ................     10,400         103
        Vodafone AirTouch plc (TELS) ...............    648,818       2,364
        WPP Group plc * (COMM) .....................      7,500          98
                                                                   --------
                                                                     19,596

      United States - 0.0%
        Great Eastern Shipping Co. - GDR *
          (TRAN) ..........................              25,120          85
                                                                   --------
            TOTAL COMMON STOCK-                            94.4%    184,040

      PREFERRED STOCK

      Australia - 0.2%
        News Corp., Ltd. (MEDI) ....................                    342

      Brazil - 0.7%
        Aracruz Celulose SA (TELS) .................                    108
        Banco Bradesco SA (BANK) ...................                    109
        Banco Itau SA (BANK) .......................                    109
        Bradespar SA (FINL) ........................                    108
        Centrais Electricas Brasileires SA
          (UTIE) ...................................                    109
        Compahnia de Bebidas das Americas
          (FOOD) ...................................                    109
        Companhia Energetica de Minas Gerais -
          CEMIG (UTIE) .............................                    108
        Companhia Vale do Rio Doce (META) ..........                    109
        Embratel Participacoes SA (UTIT) ...........                    108
        Tele Centro Sul Participacoes SA
          (UTIT) ...................................                    108
        Tele Norte Leste Participacoes SA
          (UTIT) ...................................                    109
        Telesp Celular Participacoes SA (TELS) .....                    108
        Telesp Participacoes SA (TELS) .............                    108
                                                                   --------
                                                                      1,410

      Germany - 0.4%
        Dyckerhoff AG (CONS) .......................                    263
        SAP AG - Vorzug (SOFT) .....................                    264
        Volkswagen AG (AUTO ........................                    264
                                                                   --------
                                                                        791
                                                                   --------
                             TOTAL PREFERRED STOCK -        1.3%      2,543

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                              Par       Market
          Name of Issuer                     Value       Value
                                            (000's)     (000's)
      PUBLICLY-TRADED BONDS

    United Kingdom - 0.0%
      British Aerospace plc - Bonds (AERO)
      7.45% due 11/29/03................   $      4    $       6
                                                       ---------
             TOTAL PUBLICLY-TRADED
                            BONDS-              0.0%           6

    WARRANTS

    Mexico - 0.0%
      Cemex SA de CV (CONS)
      expires 12/12/02 (Cost $1)........      2,000            0

    United States - 1.0%
      Morgan Stanley Capital Llc (FINL)
      expires 04/07/07 (Cost $3,107)....     23,600        1,854
                                                       ---------
                  TOTAL WARRANTS-               1.0%       1,854

    RIGHTS

    Brazil - 0.0%
      Banco Bradesco SA (BANK)
      expires 12/26/00 (Cost $0)........  1,012,456            3
      Bradespar SA (FINL)
      expires 01/10/01 (Cost $0)........  5,919,441            0
                                                       ---------
                                                               3
    Malaysia - 0.0%
      Gamuda Berhad (CONS)
      expires 12/11/00 (Cost $0)........     13,000            0

    Thailand - 0.0%
      TelecomAsia (UTIT)
      expires 04/03/00 (Cost $0)........     35,747            0
                                                       ---------
                    TOTAL RIGHTS-               0.0%           3

    SHORT-TERM INVESTMENTS - 3.0%

        Investment in joint trading account
          (Note B)
          6.695% due 01/02/01...........      5,587        5,587
        U.S. Treasury Bill
          5.88% due 03/15/01 #..........        300          299

        U.S. Treasury Bill
          5.92% due 03/15/01 #..........         50           49
                                          ---------    ---------

                                              5,937        5,935
                                          ---------    ---------
                  TOTAL INVESTMENTS-           99.7%     194,384
Cash and Receivables, less payables-            0.3%         628
                                          ---------    ---------
                         NET ASSETS-          100.0%     195,012
                                          =========    =========
* Non-income producing security.
ADR-American Depository Receipt
GDR-Global Depository Receipt
# Securities, or a portion thereof, with an aggregate market value of $333 have been segregated to collateralize financial futures contracts.

See notes to financial statements.

     SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                             Market         % of
                                Industry     Value        Long-Term
               Industry       Abbreviation   (000s)      Investments
     Bank .....................  BANK        27,848         14.8%
     Insurance ................  INSU        13,220          7.0%
     Telecommunication
       Services ...............  TELS        13,099          6.9%
     Electronic Products &
       Services ...............  ETRN        11,246          6.0%
     Diversified Operations ...  DIOP        10,281          5.5%
     Health Care Products .....  HEAL        10,093          5.4%
     Telephone ................  UTIT         9,217          4.9%
     Electric Power ...........  UTIE         7,211          3.8%
     Automobile ...............  AUTO         7,069          3.7%
     Food, Beverage & Tobacco .  FOOD         6,979          3.7%
     Chemical .................  CHEM         5,966          3.2%
     Financial Services .......  FINL         5,357          2.8%
     Transportation Services ..  TRAN         5,113          2.7%
     Retail -
       Department Stores ......  RETS         3,854          2.0%
     Construction .............  CONS         3,612          1.9%
     Oil & Natural Gas
     Exploration & Production .  OILX         3,603          1.9%
     Commercial Sevices .......  COMM         3,552          1.9%
     Oil - Equipment &
       Service.................  OILE         3,356          1.8%
     Leisure & Recreation .....  LEIS         3,279          1.7%
     Computer Software &
       Services ...............  SOFT         2,766          1.5%
     Brokerage & Investment
       Management .............  FUND         2,428          1.3%
     Telecommunication
       Equipment ..............  TELE         2,308          1.2%
     Media - TV / Radio .......  MEDI         2,260          1.2%
     Oil ......................  OILS         1,964          1.0%
     Machinery ................  MACH         1,861          1.0%
     Cosmetic & Personal Care .  HNBA         1,727          0.9%
     Retail - Food ............  RETF         1,682          0.9%
     Electrical Equipment .....  ELEQ         1,468          0.8%
     Computer Equipment .......  COMP         1,336          0.7%
     Real Estate Operations ...  REAL         1,308          0.7%
     Paper & Forest Products ..  PAPR         1,173          0.6%
     Shoe & Apparel
       Manufacturing ..........  APPA         1,097          0.6%
     Personal & Commercial
       Lending ................  LEND         1,054          0.6%
     Natural Gas Distribution .  UTIG         1,050          0.6%
     Consumer Miscellaneous ...  CNSU           921          0.5%
     Metals & Mining ..........  META           920          0.5%
     Media - Publishing .......  MEDP           751          0.4%
     Real Estate Investment
       Trust ..................  REIT           724          0.4%
     Real Estate Development ..  READ           681          0.4%
     Steel ....................  STEE           646          0.3%
     Engineering &
       Construction ...........  ENGI           631          0.3%
     Auto & Truck Parts .......  PART           622          0.3%
     Container ................  CONT           611          0.3%
     Precious .................  PMET           563          0.3%
     Metals/Gems/Stones
     Household Appliances /
     Furnishings ..............  APPL           541          0.3%
     Pollution Control ........  POLL           349          0.2%
     Business Services ........  BUSI           269          0.1%
     Aerospace & Defense ......  AERO           190          0.1%
     Energy - Alternative
       Source .................  ENER           135          0.1%
                                          ---------    ---------
                                           $188,449        100.0%
                                          =========    =========

                                       91
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SCHEDULE OF INVESTMENTS--Continued
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

                                                        Market
            Name of Issuer                    Shares     Value
                                                       (000's)
   COMMON STOCK

   Australia - 2.1%
     Brambles Industries, Ltd. (DIOP) ......   1,836   $     43
     Broken Hill Proprietary Co., Ltd.
     (DIOP) ................................  10,015        106
     TABCORP Holdings, Ltd. (LEIS) .........  13,628         83
     Woolworth's, Ltd. (RETS) ..............  21,099         99
                                                       --------
                                                            331

   Finland - 2.5%
     Nokia Oyj (HEAL) ......................   8,305        370
     Sonera Oyj (TELS) .....................   1,098         20
                                                       --------
                                                            390

   France - 10.6%
     Air Liquide (CHEM) ....................     825        123
     Alcatel (TELE) ........................   3,193        181
     Alstom (MACH) .........................   2,631         68
     AXA SA (INSU) .........................   1,158        168
     Cap Gemini SA (COMM) ..................     300         48
     Carrefour SA (RETF) ...................     624         39
     France Telecom (TELS) .................   1,288        111
     Havas Advertising SA (BUSI) ...........   3,288         48
     Lafarge SA (CONS) .....................   1,426        120
     LVMH (Louis Vuitton Moet Hennessy)
       (FOOD) ..............................     758         50
     Rhone-Poulenc SA (BANK) ...............   1,434        126
     Suez Lyonnaise des Eaux (FOOD) ........     488         89
     Total Fina SA - Cl. B (OILX) ..........   1,407        209
     Vivendi Environment (POLL) ............   2,138         93
     Vivendi Universal SA (DIOP) ...........   3,016        199
                                                       --------
                                                          1,672

   Germany - 4.1%
     Allianz AG - Reg. (INSU) ..............     377        141
     Bayerische Motoren Werke AG (AUTO) ....   1,199         39
     DaimlerChrysler AG (AUTO) .............     636         27
     Deutsche Bank AG (BANK) ...............   2,095        176
     Deutsche Telekom AG (UTIT) ............   2,808         85
     Muenchener Rueckversicherungs-
       Gesellschaft AG - Reg. (INSU) .......     304        109
     Siemens AG (DIOP) .....................     566         74
                                                       --------
                                                            651

   Hong Kong - 2.4%
     Giordano International Ltd. (APPA) ....  44,000         20
     Hang Seng Bank, Ltd. (BANK) ...........  10,100        136
     Hutchison Whampoa, Ltd. (COMM) ........   6,700         84
     Li & Fung, Ltd. (COMM) ................  36,000         65
     Swire Pacific, Ltd. - Cl. A (DIOP) ....  10,000         72
                                                       --------
                                                            377

   Ireland - 1.1%
     Bank of Ireland (BANK) ................  11,718        118
     Elan Corp. plc - ADR * (HEAL) .........   1,100         51
                                                       --------
                                                            169

   Italy - 3.3%
     Banca Nazionale del Lavoro (BANK) .....  27,684         85
     San Paolo-IMI SpA (BANK) ..............  10,300        166
     Telecom Italia Mobile SpA (TELS) ......   9,000         72
     Telecom Italia SpA (TELS) .............   9,983        110
     UniCredito Italiano SpA (BANK) ........  16,000         84
                                                       --------
                                                            517

   Japan - 24.0%
     ADERANS Co., Ltd. (HNBA) ..............   2,400         99
     Advantest (ETRN) ......................     400         37
     Asahi Chemical Industry Co., Ltd.
     (CHEM) ................................  17,000         98
     Asahi Glass Co., Ltd. (APPL) ..........   9,000         74
     Bank of Tokyo-Mitsubishi (BANK) .......   4,000         40
     Canon, Inc. (COMM) ....................   4,000        140
     Chiba Bank, Ltd. (BANK) ...............  13,000         51
     Circle K Japan Co., Ltd. (RETF) .......   2,400         84
     Daiwa Securities Group, Inc. (FUND) ...   4,000         42
     Fanuc, Ltd. (ELEQ) ....................   1,000         68
     Fuji Photo Film (LEIS) ................   3,000        126
     Fujitsu, Ltd. (ELEQ) ..................   3,000         44
     Honda Motor Co. (AUTO) ................   2,000         75
     KAO Corp. (HNBA) ......................   6,000        174
     Kirin Brewery Co. (FOOD) ..............  11,000         98
     Minebea Co., Ltd. (ETRN) ..............   5,000         46
     Mitsui Marine & Fire Insurance Co., Ltd.
       (INSU) ..............................  14,000         80
     Mizuho Holdings, Inc. * (FINL) ........      19        118
     Murata Manufacturing Co., Ltd. (ETRN) .   1,000        117
     NEC Corp. (COMP) ......................   3,000         55
     NGK Insulators (PART) .................   4,000         53
     Nintendo Corp., Ltd. (LEIS) ...........     700        110
     Nippon Telegraph & Telephone Corp.
       (UTIT) ..............................      21        151
     Nomura Securities Co., Ltd. (FUND) ....   4,000         72
     Ricoh Co., Ltd. (ETRN) ................   7,000        129
     Rohm Co., Ltd. (ETRN) .................     500         95
     Sakura Bank, Ltd. (BANK) ..............   6,000         36
     Sanwa Bank, Ltd. (BANK) ...............   5,000         35
     Sanyo Electric Co. (ETRN) .............   9,000         75
     Secom Co. (COMM) ......................   1,500         98
     Sharp Corp. (ETRN) ....................   6,000         72
     Shin-Etsu Chemical Co. (CHEM) .........   2,000         77
     Skylark Co., Ltd. (FOOD) ..............   3,000         84
     SMC Corp. (MACH) ......................     500         64
     Sony Corp. (ETRN) .....................   1,000         69
     Sumitomo Corp. (DIOP) .................  15,000        108
     Takeda Chemical Industries (CHEM) .....   2,000        118
     Takefuji Corp. (LEND) .................   1,900        120
     Terumo Corp. (HEAL) ...................   2,000         44
     Tokyo Electric Power (UTIE) ...........   5,500        136
     Toppan Forms Co., Ltd. (COMM) .........   4,400         66
     Toyota Motor Corp. (AUTO) .............   4,800        153

                                       92
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SCHEDULE OF INVESTMENTS--Continued
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

                                                           Market
            Name of Issuer                        Shares    Value
                                                          (000's)
      COMMON STOCK - Continued

      Japan - Continued
        Yamanouchi Pharmaceutical Co., Ltd.
          (HEAL)...............................   3,000  $     130
                                                          --------
                                                             3,761

      Netherlands - 7.1%
        ASM Lithography Holding NV (COMP)......   4,004         91
        Fortis (NL) NV (INSU)..................   2,315         75
        ING Groep NV (BANK)....................   3,424        273
        Koninklije KPN NV (TELS)...............   7,389         85
        Koninklijke (Royal) Philips Electronics
          NV (ETRN)............................   4,527        166
        Royal Dutch Petroleum Co. (OILE).......   4,713        289
        United Pan Europe (TELS)...............   5,005         51
        VNU NV (MEDP)..........................   1,931         95
                                                          --------
                                                             1,125

      Portugal - 0.6%
        Electricidade de Portugal, SA (UTIE)...  26,971         89

      Singapore - 1.6%
        City Developments, Ltd. (READ).........   6,000         28
        DBS Group Holdings, Ltd. (BANK)........   6,000         68
        Singapore Press Holdings, Ltd. (MEDP)..   3,000         44
        Singapore Technology Engineering, Ltd.
          (ENGI)...............................  45,000         73
        Singapore Telecommunications, Ltd.
          (TELS)...............................  26,000         40
                                                          --------
                                                               253

      Spain - 1.9%
        Acerinox SA (STEE).....................   2,695         82
        Banco Santander Central Hispano SA
          (BANK)...............................   4,120         44
        Telefonica SA (UTIT)...................  10,175        168
                                                          --------
                                                               294

      Sweden - 4.9%
        Investor AB - B Shares (FUND)..........   7,799        117
        Nordic Baltic Holding AB (BANK)........  15,169        115
        Securitas AB - B Shares (COMM).........   6,675        124
        Skandia Forsakrings AB (INSU)..........  10,884        177
        Telefonaktiebolaget LM Ericsson AB *
          (TELS)...............................  20,415        232
                                                          --------
                                                               765

      Switzerland - 7.9%
        ABB, Ltd. * (ENGI).....................     978        104
        Adecco SA - Reg. (COMM)................      92         58
        Nestle SA (FOOD).......................     134        313
        Novartis AG - Reg. (HEAL)..............      95        168
        Roche Holding AG (HEAL)................      22        224
        Schweizerische Rueckversicherungs-
          Gesellschaft (INSU)..................      59        141
        UBS AG (BANK)..........................   1,007        164
        Zurich Finance (FINL)..................     119         72
                                                          --------
                                                             1,244

      United Kingdom - 18.7%
        Amvescap plc (BANK)....................   2,908         60
        AstraZeneca Group plc (HEAL)...........   1,392         70
        BP Amoco plc (OILE)....................  30,507        246
        British Aerospace plc (AERO)...........   7,766         44
        British American Tobacco plc (FOOD)....   6,518         50
        British Telecommunications plc (TELS)..  19,191        164
        Cable & Wireless plc (TELS)............   4,324         58
        Diageo plc (FOOD)......................  15,463        173
        GKN plc (AUTO).........................     765          8
        GlaxoSmithKline plc * (HEAL)...........  15,882        449
        HSBC Holdings plc (BANK)...............  13,550        200
        Imperial Chemical Industries plc (CHEM)   6,542         54
        Lloyds TSB Group plc (BANK)............   4,338         46
        Marconi plc (TELE).....................   4,324         47
        National Grid Group plc (UTIE).........   6,463         59
        P&O Princess Cruises plc * (LEIS)......  23,650        100
        Reuters Group plc (BUSI)...............   5,577         95
        Royal Bank of Scotland Group (BANK)....   4,954        117
        Tesco plc (FOOD).......................  34,560        141
        Unilever plc (CNSU)....................  28,527        244
        Vodafone AirTouch plc (TELS)........... 139,652        513
                                                          --------
                                                             2,938
                                                          --------
           TOTAL COMMON STOCK-.................    92.8%    14,576

     PREFERRED STOCK - 0.8%

     Germany - 0.8%
       SAP AG - Vorzug)........................                131


                                              Par
                                             Value
                                            (000's)
     SHORT-TERM INVESTMENTS - 5.1%
       Investment in joint repurchase agreement
       with Goldman Sachs & Co. dated
       12/29/00, 6.481% due 01/02/01 (Secured
       by various U.S. Treasury
       obligations and U.S.
       Government Agency Bonds)              $  800            800
                                             ------         ------
                   TOTAL INVESTMENTS-          98.7%        15,507
 Cash and Receivables, less payables-           1.3%           209
                                             ------         ------
                          NET ASSETS-         100.0%        15,716
                                             ======         ======
* Non-income producing security.
ADR-American Depository Receipts
See notes to financial statements.


                                       93
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SCHEDULE OF INVESTMENTS--Continued
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                             Market     % of
                                 Industry    Value    Long-Term
              Industry         Abbreviation  (000s)  Investments

     Bank ......................   BANK      2,140      14.6%
     Health Care Products ......   HEAL      1,506      10.2%
     Telecommunication
       Services ................   TELS      1,458       9.9%
     Food, Beverage & Tobacco ..   FOOD        998       6.8%
     Insurance .................   INSU        891       6.1%
     Electronic Products &
       Services ................   ETRN        807       5.5%
     Commercial Sevices ........   COMM        683       4.6%
     Diversified Operations ....   DIOP        601       4.1%
     Oil - Equipment & Service .   OILE        535       3.6%
     Chemical ..................   CHEM        470       3.2%
     Leisure & Recreation ......   LEIS        419       2.8%
     Telephone .................   UTIT        404       2.7%
     Automobile ................   AUTO        302       2.1%
     Electric Power ............   UTIE        284       1.9%
     Cosmetic & Personal Care ..   HNBA        273       1.9%
     Consumer Miscellaneous ....   CNSU        245       1.7%
     Brokerage & Investment
       Management ..............   FUND        230       1.6%
     Telecommunication
       Equipment ...............   TELE        228       1.5%
     Oil & Natural Gas
       Exploration &
         Production ............   OILX        209       1.4%
     Financial Services ........   FINL        189       1.3%
     Engineering &
       Construction ............   ENGI        177       1.2%
     Computer Equipment ........   COMP        146       1.0%
     Business Services .........   BUSI        142       1.0%
     Media - Publishing ........   MEDP        139       0.9%
     Machinery .................   MACH        132       0.9%
     Computer Software &
       Services ................   SOFT        130       0.9%
     Retail - Food .............   RETF        124       0.8%
     Construction ..............   CONS        120       0.8%
     Personal & Commercial
       Lending .................   LEND        120       0.8%
     Electrical Equipment ......   ELEQ        112       0.8%
     Retail - Department
       Stores ..................   RETS         99       0.7%
     Pollution Control .........   POLL         93       0.6%
     Steel .....................   STEE         82       0.6%
     Household Appliances /
       Furnishings .............   APPL         74       0.5%
     Auto & Truck Parts ........   PART         53       0.4%
     Aerospace & Defense .......   AERO         44       0.3%
     Real Estate Development ...   READ         28       0.2%
     Shoe & Apparel
       Manufacturing ...........   APPA         20       0.1%
                                          --------  --------
                                          $ 14,707     100.0%
                                          ========  ========
                                       94
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SCHEDULE OF INVESTMENTS--Continued
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                          Market
                    Name of Issuer                         Shares         Value
                                                                         (000's)
COMMON STOCK

Bank - 3.4%
   Greater Bay Bancorp ...........................         61,600       $  2,526
   Investors Financial Services Corp. ............         23,500          2,021
   Southwest Bancorporation of Texas, Inc. * .....         39,600          1,700
   Sterling Bancshares, Inc. .....................         81,900          1,618
                                                                        --------
                                                                           7,865

Brokerage & Investment Management - 1.2%
   Affiliated Managers Group, Inc. * .............         50,700          2,782

Business Services - 5.7%
   Corporate Executive Board Co. * ...............         79,700          3,169
   Forrester Research, Inc. * ....................         50,100          2,508
   Heidrick & Struggles International, Inc. ......         43,200          1,817
   Management Network Group, Inc. * ..............        110,100          1,308
   On Assignment, Inc. * .........................         94,600          2,696
   ProBusiness Services, Inc. * ..................         70,800          1,881
                                                                        --------
                                                                          13,379

Commercial Sevices - 3.8%
   Corinthian Colleges, Inc. .....................         58,000          2,200
   Education Management Corp. * ..................         58,600          2,095
   Plexus Corp. * ................................         38,400          1,167
   ProsoftTraining.com, Inc. * ...................         76,300            925
   Quanta Services, Inc. * .......................         33,749          1,086
   Veritas DGC, Inc. * ...........................         44,100          1,425
                                                                        --------
                                                                           8,898

Computer Equipment - 2.7%
   Cerner Corp. * ................................         37,700          1,743
   M-Systems Flash Disk Pioneers, Ltd. * .........         92,700          1,292
   PRI Automation, Inc. * ........................         65,700          1,232
   Quantum Corp. - Hard Disk Drive * .............         70,000            560
   Tech Data Corp. * .............................         53,600          1,450
                                                                        --------
                                                                           6,277

Computer Software & Services - 6.4%
   Advent Software, Inc. * .......................         41,000          1,643
   Aspen Technologies, Inc. * ....................         22,000            732
   Avantgo, Inc. * ...............................        106,200            664
   Avocent Corporation * .........................         27,646            746
   Broadbase Software, Inc. * ....................         45,200            283
   Data Return Corp. * ...........................        133,400            500
   Embarcadero Technologies, Inc. * ..............         39,800          1,791
   Intranet Solutions, Inc. * ....................         30,500          1,555
   Manugistics Group, Inc. * .....................         34,400          1,961
   National Instruments Corp. * ..................         25,350          1,231
   Pivotal Corp. * ...............................         27,200          1,008
   Secure Computing Corp. * ......................        124,000          1,224
   TeleCommunication Systems, Inc. ...............         60,200            203
   WatchGuard Technologies, Inc. .................         47,500          1,502
                                                                        --------
                                                                          15,043

Construction - 0.5%
   Toll Brothers, Inc. * .........................         31,300          1,279

Consumer Miscellaneous - 2.6%
   DigitalThink, Inc. * ..........................         64,700          1,104
   NetRatings, Inc. * ............................         81,400          1,196
   ScanSource, Inc. * ............................         50,000          1,950
   University of Phoenix Online * ................         57,000          1,838
                                                                        --------
                                                                           6,088

Diversified Operations - 0.9%
   CoorsTek, Inc. * ..............................         31,900          1,001
   Varian, Inc. * ................................         35,300          1,196
                                                                        --------
                                                                           2,197

Electric Power - 1.0%
   Wilson Greatbatch Technologies, Inc. * ........         81,800          2,311

Electrical Equipment - 0.2%
   Nu Horizons Electronics Corp. * ...............         47,650            426

Electronic Products & Services - 10.3%
   Aeroflex, Inc. * ..............................         77,000          2,220
   Atmi, Inc. * ..................................         59,300          1,156
   Brooks Automation, Inc. * .....................         29,100            817
   Caliper Technologies Corp. * ..................         14,500            681
   Credence Systems Corp. * ......................         51,200          1,178
   Cytyc Corp. * .................................         33,600          2,102
   DDI, Corp. * ..................................         61,400          1,673
   DuPont Photomasks, Inc. * .....................         47,000          2,484
   Elantec Semiconductor, Inc. * .................         25,400            705
   Electro Scientific Industries, Inc. * .........         37,700          1,056
   Exar, Corp. * .................................         47,700          1,478
   Kent Electronics Corp. * ......................         50,200            828
   Merix Corp. * .................................         53,250            712
   Microsemi Corp. ...............................         53,700          1,494
   Nanometrics, Inc. * ...........................         53,400            738
   Pixelworks, Inc. * ............................         44,750          1,001
   PLX Technology, Inc. * ........................        105,400            876
   Rudolph Technologies, Inc. * ..................         55,500          1,675
   Semtech Corp. * ...............................         58,800          1,297
                                                                        --------
                                                                          24,171

Financial Services - 1.3%
   Actrade Financial Technologies, Ltd. * ........         67,500          1,489
   Advest Group, Inc. ............................         30,300          1,078
   Medallion Financial Corp. .....................         36,600            535
                                                                        --------
                                                                           3,102

Food, Beverage & Tobacco - 0.6%
   Performance Food Group Co. ....................         25,700          1,318

Health Care Products - 12.3%
   Alexion Pharmaceuticals, Inc. * ...............         24,800          1,610
   Alkermes, Inc. * ..............................         51,600          1,619
   Alpharma, Inc. - Cl. A ........................         44,800          1,966
   Aurora Biosciences Corp. * ....................         40,100          1,261
   Cell Therapeutics, Inc. * .....................         31,000          1,397
   COR Therapeutics, Inc. * ......................         47,500          1,671
   Corvas International, Inc. * ..................         89,500          1,287

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JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                          Market
                    Name of Issuer                         Shares         Value
                                                                         (000's)
COMMON STOCK - Continued

Health Care Products - Continued
   CV Therapeutics, Inc. * .......................         31,900       $  2,257
   Exelixis, Inc. * ..............................         67,400            986
   Inhale Therapeutic Systems, Inc. * ............         47,000          2,374
   Inspire Pharmaceuticals, Inc. .................         52,600          1,371
   Interpore International, Inc. * ...............          6,200             24
   Invitrogen Corp. * ............................         25,100          2,168
   NPS Pharmaceuticals, Inc. * ...................         57,000          2,736
   Renal Care Group, Inc. * ......................         77,500          2,125
   Techne Corp. * ................................         39,000          1,406
   Titan Pharmeceuticals, Inc. * .................         43,000          1,521
   Virologic, Inc. * .............................        131,500          1,200
                                                                        --------
                                                                          28,979

Health Care Services - 10.1%
   Accredo Health, Inc. ..........................         52,600          2,640
   AmeriSource Health Corp. - Cl. A * ............         60,200          3,040
   Arena Pharmaceuticals, Inc. ...................          3,200             50
   Bindley Western Industries, Inc. ..............         77,200          3,209
   Genome Therapeutics Corp. * ...................          5,400             38
   GENOMICA Corp. ................................         22,400            118
   IDX Systems Corp. .............................         65,500          1,638
   LifePoint Hospitals, Inc. * ...................         62,600          3,138
   Lincare Holdings, Inc. * ......................         38,400          2,191
   Physiometrix, Inc. ............................         74,800          1,192
   Province Healthcare Co. * .....................         78,100          3,075
   Transgenomic, Inc. ............................         67,650            710
   Vascular Solutions, Inc. ......................         82,500            608
   Visible Genetics, Inc. * ......................         54,600          2,061
                                                                        --------
                                                                          23,708

Insurance - 2.7%
   Fidelity National Financial, Inc. .............         77,600          2,866
   HCC Insurance Holdings, Inc. ..................         71,600          1,929
   Philadelphia Consolidated Holding Corp. * .....         15,900            491
   Renaissancere Holdings, Ltd. ..................         14,000          1,096
                                                                        --------
                                                                           6,382

Leisure & Recreation - 0.2%
   Six Flags, Inc. ...............................         20,800            358

Media - Publishing - 2.0%
   Houghton Mifflin Co. ..........................         44,200          2,050
   Radio One, Inc. - Cl. D * .....................         61,200            673
   Scholastic Corp. * ............................         22,500          1,994
                                                                        --------
                                                                           4,717

Media - TV / Radio - 3.0%
   Entercom Communications Corp. * ...............         23,200            799
   Getty Images, Inc. ............................         68,600          2,195
   Pegasus Communications Corp. * ................         17,200            443
   Radio One, Inc. * .............................         49,900            533
   Regent Communications, Inc. * .................        190,600          1,132
   Sinclair Broadcast Group, Inc. ................        113,800          1,142
   Westwood One, Inc. * ..........................         40,700            786
                                                                        --------
                                                                           7,030

Oil & Natural Gas Exploration & Production - 4.7%
   Newfield Exploration Co. * ....................         60,600          2,874
   Patterson Energy, Inc. * ......................         70,500          2,626
   Pride International, Inc. * ...................        105,700          2,603
   Spinnaker Exploration Co. * ...................          5,100            217
   Stone Energy Corp. * ..........................         41,300          2,666
                                                                        --------
                                                                          10,986

Oil - Equipment & Service - 4.6%
   Dril Quip, Inc. * .............................         31,300          1,070
   Hanover Compressor Co. * ......................         57,700          2,571
   Hydril Co. * ..................................         72,000          1,265
   Marine Drilling Companies, Inc. * .............         96,700          2,587
   Natco Group, Inc. - Cl. A .....................         74,600            615
   Universal Compression Holdings * ..............         74,200          2,796
                                                                        --------
                                                                          10,904

Personal & Commercial Lending - 0.8%
   Metris Cos., Inc. .............................         67,400          1,774

Real Estate Development - 0.5%
   Standard Pacific Corp. ........................         49,600          1,159

Retail - Department Stores - 3.2%
   99 Cents Only Stores * ........................         58,799          1,610
   Cost Plus, Inc. * .............................         69,050          2,028
   Insight Enterprises, Inc. * ...................         73,050          1,310
   The Gymboree Corporation * ....................         69,600            966
   Too, Inc. * ...................................         78,900            986
   Tweeter Home Entertainment Group, Inc. ........         57,100            696
                                                                        --------
                                                                           7,596

Retail - Drug Stores - 0.6%
   Duane Reade, Inc. * ...........................         43,400          1,326

Retail - Food - 2.9%
   Applebee's International, Inc. ................         49,300          1,550
   P.F. Chang's China Bistro, Inc. * .............         32,400          1,018
   RARE Hospitality International, Inc. * ........         82,600          1,843
   Whole Foods Market, Inc. * ....................         40,000          2,445
                                                                        --------
                                                                           6,856

Shoe & Apparel Manufacturing - 0.8%
   Columbia Sportswear Co. * .....................         40,000          1,990

Steel - 1.1%
   Lone Star Technologies, Inc. * ................         65,800          2,533

Telecommunication Equipment - 3.9%
   Brightpoint, Inc. * ...........................        210,300            736
   Novatel Wireless, Inc. ........................         96,700          1,197
   Powertel, Inc. ................................         15,700            972
   Powerwave Technologies, Inc. * ................         23,300          1,363
   Repeater Technologies, Inc. ...................        113,400            227
   SBA Communications Corp. * ....................         60,000          2,464
   Stratos Lightwave, Inc. * .....................         66,200          1,129
   WJ Communications, Inc. * .....................         75,500          1,076
                                                                        --------
                                                                           9,164

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Telecommunication Services - 1.9%
   Airgate PCS, Inc. * ...........................        55,800       $  1,981
   Intermedia Communications, Inc. * .............       101,600            730
   Jupiter Media Metrix, Inc. * ..................        34,243            319
   o2wireless Solutions, Inc. * ..................        14,200            132
   Rural Cellular Corp. - Cl. A * ................        27,800            824
   Ubiquitel, Inc. * .............................        62,500            344
   Wink Communications, Inc. * ...................        18,900            113
                                                                       --------
                                                                          4,443

   Transportation Services - 1.6%
   Expeditors International of Washington,
     Inc .........................................        33,200          1,782
   Forward Air Corp. * ...........................        50,400          1,881
                                                                       --------
                                                                          3,663
                                                                       --------
                               TOTAL COMMON STOCK-          97.5%       228,704

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 2.8%

 Investment in joint repurchase agreement
   with UBS Securities dated 12/29/00,
   5.95% due 01/02/01 (Secured by various
   U.S. Treasury obligations and U.S.
   Government Agency Bonds)                             $  6,544          6,544
                                                        --------       --------
                                TOTAL INVESTMENTS-         100.3%       235,248
   Cash and Receivables, less payables-                     (0.3)%         (706)
                                                        --------       --------
                                       NET ASSETS-         100.0%       234,542
                                                        ========       ========

*    Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Australia - 1.5%
   Australia & New Zealand Banking Group, Ltd.
     (FINL) ......................................         5,000       $     40
   Broken Hill Proprietary Co., Ltd. (DIOP) ......         9,300             98
   CSL Limited (HEAL) ............................         6,900            150
   National Australia Bank, Ltd. (BANK) ..........         2,100             34
   QBE Insurance Group, Ltd. (INSU) ..............         7,100             39
   WMC, Ltd. (DIOP) ..............................        18,200             77
                                                                       --------
                                                                            438

Bermuda - 0.1%
   PartnerRe, Ltd. (INSU) ........................           700             43

Canada - 1.4%
   Alcan Aluminum, Ltd. (META) ...................         1,700             58
   Bombardier Inc. - Cl. B (DIOP) ................         4,600             71
   Investors Group, Inc. (FINL) ..................         6,400            111
   Magna International, Inc. (AUTO) ..............           900             38
   Nortel Networks Corp. (TELE) ..................         1,000             32
   The Thomson Corp. (SOFT) ......................         2,000             76
                                                                       --------
                                                                            386

Cayman Islands - 0.2%
   Transocean Sedco Forex, Inc. (OILX) ...........         1,000             46

Finland - 1.7%
   Nokia Oyj (HEAL) ..............................         9,500            424
   Nokia Oyj - ADR (TELE) ........................         1,500             65
                                                                       --------
                                                                            489

France - 1.9%
   Bouygues SA (CONT) ............................         1,800             82
   Groupe Danone (FOOD) ..........................           600             90
   Louis Vuitton Moet Hennessy (FOOD) ............         1,300             86
   Sanofi-Synthelabo SA (HEAL) ...................         2,100            140
   Societe Television Francaise 1 (MEDI) .........         1,800             97
   ST Microelectronics (ETRN) ....................         1,100             48
                                                                       --------
                                                                            543

Germany - 1.3%
   DaimlerChrysler AG (AUTO) .....................         3,400            141
   Infineon Technologies AG (ETRN) ...............         3,200            119
   Metro AG (RETS) ...............................         1,100             51
   Siemens AG (DIOP) .............................           500             65
                                                                       --------
                                                                            376

Hong Kong - 2.0%
   Cheung Kong (Holdings), Ltd. (READ) ...........         7,000             89
   China Telecom (Hong Kong), Ltd. (TELS) ........        13,500             74
   Hutchison Whampoa, Ltd. (COMM) ................         5,000             62
   Li & Fung, Ltd. (COMM) ........................        48,000             87
   Sun Hung Kai Properties, Ltd. (REIT) ..........        12,000            120
   Swire Pacific, Ltd. - Cl. A (DIOP) ............        18,500            133
                                                                       --------
                                                                            565

Italy - 0.9%
   Assicurazioni Generali (INSU) .................         1,500             59
   ENI SpA (OILS) ................................        18,600            119
   Olivetti SpA (COMM) ...........................        30,100             72
                                                                       --------
                                                                            250

Japan - 7.4%
   Advantest (ETRN) ..............................         1,100            103
   DISCO Corp. (MACH) ............................           600             33
   Enplas Corp. (ETRN) ...........................         1,800             61
   Hirose Electric Co., Ltd. (ETRN) ..............           400             39
   JUSCO Co., Ltd. (RETS) ........................         5,000            108
   Matsumotokiyoshi Co., Ltd. (RETD) .............         1,000             27
   Mitsubishi Heavy Industries, Ltd. (MACH) ......        19,000             83
   Mitsui Fudosan Co., Ltd. (REAL) ...............         4,000             40
   Mitsui Marine & Fire Insurance Co., Ltd.
     (INSU) ......................................        16,000             92
   Murata Manufacturing Co., Ltd. (ETRN) .........           900            106
   NEC Corp. (COMP) ..............................         8,000            146
   Nintendo Corp., Ltd. (LEIS) ...................           400             63
   Nippon Television Network Corp. (MEDP) ........           100             34
   Nissan Motor Acceptance Corp. (FINL) ..........        25,000            144
   NTT Mobile Communications Network, Inc.
     (TELS) ......................................            10            172
   Rohm Co., Ltd. (ETRN) .........................           600            114
   Sakura Bank, Ltd. (BANK) ......................         9,000             54
   Sanwa Bank, Ltd. (BANK) .......................        13,000             91
   Shionogi & Co., Ltd. (HEAL) ...................         5,000            102
   Sony Corp. (ETRN) .............................         2,000            138
   Suzuki Motor Corp. (AUTO) .....................         3,000             32
   Taiyo Yuden Co., Ltd. (ELEQ) ..................         2,000             67
   Tokyo Seimitsu Co., Ltd. (ETRN) ...............         2,400            136
   Toray Industries, Inc. (APPA) .................        18,000             68
   USHIO, Inc. (ELEQ) ............................         3,000             49
                                                                       --------
                                                                          2,102

Mexico - 0.6%
   Telefonos de Mexico SA - ADR (UTIT) ...........         4,100            185

Netherlands - 1.9%
   Aegon NV (INSU) ...............................         4,400            182
   ASM Lithography Holding NV (COMP) .............         4,200             95
   Heineken NV (FOOD) ............................         1,500             91
   ING Groep NV (BANK) ...........................         1,100             88
   Koninklijke (Royal) Philips Electronics NV
     (ETRN) ......................................         1,200             44
   United Pan Europe (TELS) ......................         2,900             30
                                                                       --------
                                                                            530

Norway - 0.5%
   Norsk Hydro ASA (DIOP) ........................         3,300            140

Panama - 0.6%
   Carnival Corp. (LEIS) .........................         5,400            167

Singapore - 0.6%
   DBS Group Holdings, Ltd. (BANK) ...............         7,000             79

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Singapore - Continued
   Singapore Technology Engineering, Ltd.
     (ENGI) ......................................        53,000       $     86
                                                                       --------
                                                                            165

South Korea - 0.7%
   Samsung Electronics 144A (a) (ETRN) ...........         2,800            198

Soviet Union - 0.2%
   LUKoil Holding - ADR (OILS) ...................         1,600             57

Spain - 0.6%
   Banco Bilbao Vizcaya SA (BANK) ................         6,900            103
   Telefonica SA (UTIT) ..........................         5,000             82
                                                                       --------
                                                                            185

Sweden - 0.7%
   ForeningsSparbanken AB (BANK) .................         7,200            110
   Telefonaktiebolaget LM Ericsson AB ............         7,200             82
                                                                       --------
                                                                            192

Switzerland - 2.1%
   Compagnie Financiere Richemont AG (RETS) ......            50            134
   Holderbank Financiere Glarus AG - Cl. B
     (CONS) ......................................            99            119
   Nestle SA (FOOD) ..............................            18             42
   Novartis AG - Reg. (HEAL) .....................           101            178
   Schweizerische Rueckversicherungs-
     Gesellschaft (INSU) .........................            50            120
   Syngenta AG (CHEM) ............................           383             21
                                                                       --------
                                                                            614

Taiwan - 0.4%
   Taiwan Semiconductor Manufacturing Co.,
     Ltd. - ADR (ETRN) ...........................         6,700            116

United Kingdom - 6.3%
   AstraZeneca Group plc (HEAL) ..................        12,200            616
   Corus Group (STEE) ............................        59,000             62
   Dimension Data Holdings plc (SOFT) ............         8,900             60
   Dixons Group plc (TELE) .......................        16,900             57
   Halifax Group plc (LEND) ......................         4,800             48
   Lloyds TSB Group plc (BANK) ...................        14,800            157
   Reuters Group plc (BUSI) ......................         4,600             78
   Shell Transport & Trading Co. plc (OILX) ......        24,700            203
   Unilever plc (CNSU) ...........................         9,400             80
   Vodafone AirTouch plc (TELS) ..................       122,400            449
                                                                       --------
                                                                          1,810

United States - 25.9%
   Advanced Micro Devices, Inc. (ETRN) ...........         6,700             93
   AES Corp. (UTIE) ..............................         3,000            166
   Agilent Technologies, Inc. (ETRN) .............         2,000            109
   Alcoa, Inc. (META) ............................         3,100            104
   Allstate Corp. (INSU) .........................         2,300            100
   America Online, Inc. (SOFT) ...................         1,700             59
   American Greetings Corp. - Cl. A (COMM) .......         5,200             49
   Anheuser-Busch Cos., Inc. (FOOD) ..............         1,600             73
   Applied Materials, Inc. (ETRN) ................         3,700            141
   AT&T Corp. - Liberty Media Group - Cl. A (MEDP)        12,000            163
   Baker Hughes, Inc. (OILE) .....................         2,400            100
   Bank of America Corp. (BANK) ..................         6,000            275
   Berkshire Hathaway Inc. - Cl. A (DIOP) ........             2            142
   Cablevision Systems Corp. - Cl. A (MEDI) ......         2,500            212
   Cadence Design Systems, Inc. (SOFT) ...........         2,100             58
   Campbell Soup Co. (FOOD) ......................         3,300            114
   Charter Communications, Inc. - Cl. A (MEDI) ...         3,000             68
   CheckFree Corp. (SOFT) ........................         1,900             81
   Circuit City Stores, Inc. (RETS) ..............         6,900             79
   Cisco Systems, Inc. (ETRN) ....................         2,000             77
   Compaq Computer Corp. (COMP) ..................         9,300            140
   Dell Computer Corp. (COMP) ....................         3,200             56
   Delphi Automotive Systems Corp. (AUTO) ........         6,700             75
   DoubleClick, Inc. (SOFT) ......................         3,100             34
   Ecolab, Inc. (COMM) ...........................         1,300             56
   Exxon Mobil Corp. (OILX) ......................           400             35
   FleetBoston Financial Corp. (BANK) ............         4,200            158
   Fluor Corp. (UTIE) ............................         2,700             89
   General Mills, Inc. (FOOD) ....................         2,300            102
   Genetech, Inc. (HEAL) .........................         1,200             98
   H.J. Heinz Co. (FOOD) .........................         1,300             62
   Hewlett-Packard Co. (COMP) ....................         2,500             79
   Household International, Inc. (FINL) ..........         3,800            209
   Illinois Tool Works, Inc. (DIOP) ..............         4,800            286
   IMC Global, Inc. (CHEM) .......................         7,200            112
   Intel Corp. (COMP) ............................         2,100             63
   International Business Machines Corp.
     (COMP) ......................................           900             77
   International Paper Co. (PAPR) ................         1,300             53
   Intersil Holding Corp. (ETRN) .................         1,700             39
   Kellogg Co. (FOOD) ............................         3,200             84
   Kimberly-Clark Corp. (PAPR) ...................         1,700            120
   KLA-Tencor Corp. (ETRN) .......................         2,900             98
   Limited, Inc. (RETS) ..........................         2,900             49
   Lowe's Cos., Inc. (RETS) ......................         3,300            147
   Macromedia, Inc. (SOFT) .......................         1,200             73
   Maxim Integrated Products, Inc. (ETRN) ........         1,500             72
   Medtronic, Inc. (HEAL) ........................         1,800            109
   Motorola, Inc. (ETRN) .........................         3,800             77
   Nike, Inc. - Cl. B (APPA) .....................         2,400            134
   Novellus Systems, Inc. (ETRN) .................         1,200             43
   PepsiCo, Inc. (FOOD) ..........................         2,200            109
   Pfizer, Inc. (HEAL) ...........................         5,000            230
   PMC-Sierra, Inc. (ETRN) .......................           800             63
   Raytheon Co. - Cl. A (AERO) ...................         6,500            188
   Sprint PCS (PCS Group) (TELS) .................         2,500             51
   Teradyne, Inc. (ETRN) .........................         4,300            160
   Texas Instruments, Inc. (ETRN) ................         2,700            128
   Time Warner, Inc. (MEDI) ......................         2,000            104
   TMP Worldwide, Inc. (COMM) ....................           600             33

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

United States - Continued
   TyCom, Ltd. (TELE) ............................         2,700       $     60
   UAL Corp. (TRAN) ..............................         2,700            105
   United Parcel Service, Inc. - Cl. B (BUSI) ....           700             41
   United Technologies Corp. (AERO) ..............         1,800            142
   USA Education, Inc. (LEND) ....................         2,600            177
   USA Networks, Inc. (MEDI) .....................         4,500             87
   Viacom, Inc. - Cl. B (MEDI) ...................         2,000             94
   W.W. Grainger, Inc. (DIOP) ....................         2,300             84
   Washington Mutual, Inc. (BANK) ................         4,300            228
   Weatherford International, Inc. (OILE) ........         1,200             57
   Williams Cos., Inc. (FOOD) ....................         2,700            108
   WorldCom, Inc. (TELS) .........................         2,100             30
                                                                       --------
                                                                          7,371
                                                                       --------
                               TOTAL COMMON STOCK-          59.5%        16,968

                                                           Par
                                                          Value
                                                         (000's)
PUBLICLY-TRADED BONDS

Canada - 1.0%
   Government of Canada (GOVF)
   7.25% due 06/01/07 ............................      $    405            297

Denmark - 0.6%
   Kingdom of Denmark - Bullet Bond (GOVF)
   8.0% due 03/15/06 .............................         1,100            157

Finland - 0.9%
   Republic of Finland - Bonds (GOVF)
   5.75% due 02/23/11 ............................           250            247

France - 1.1%
   Government of France - Debs. (GOVF)
   4.0% due 10/25/09 .............................           370            321

Germany - 4.7%
   Federal Republic of Germany - Bonds (GOVF)
   5.25% due 01/04/08 ............................         1,000            966
   Treuhandanstalt (FORG)
   7.375% due 12/02/02 ...........................           375            370
                                                                       --------
                                                                          1,336

Japan - 1.1%
   International Bank of
   Reconstruction &
   Development - Debs. (BANK)
   4.75% due 12/20/04 ............................        30,000            303

Netherlands - 9.5%
   Deutsche Telekom International Finance
     (TELS)
   6.625% due 07/06/10 ...........................           250            239
   Netherlands Government - Bonds Ser. 1 & 2
     (GOVF)
   6.0% due 01/15/06 .............................         2,500          2,486
                                                                       --------
                                                                          2,725

Spain - 1.7%
   Kingdom of Spain - Notes (GOVF)
   3.1% due 09/20/06 .............................        50,000            488

Supra National - 3.4%
   Asian Development Bank (BANK)
   5.625% due 02/18/02 ...........................        40,000            371
   Bank of Ireland (BANK)
   6.45% due 02/10/10 ............................           250            241
   International-American Development Bank -
     Bonds (BANK)
   1.9% due 07/08/09 .............................        40,000            364
                                                                       --------
                                                                            976

United Kingdom - 1.8%
   U.K. Treasury (GOVF)
   7.25% due 12/07/07 ............................           300            504

United States - 10.7%
   Amazon.Com, Inc. (RETS)
   4.75% due 02/01/09 ............................           127             48
   Federal National Mortgage Assoc. - Sr. Notes
     (GOVF)
   2.125% due 10/09/07 ...........................        40,000            369
   Federal National Mortgage Assoc. (GOVA)
   5.25% due 01/15/09 ............................           340            325
   KFW International Finance (BANK)
   1.0% due 12/20/04 .............................        30,000            264
   U.S. Treasury - Notes (GOVE)
   5.75% due 08/15/03 ............................           740            751
   6.625% due 05/31/02 ...........................           489            496
   U.S. Treasury - Bonds (GOVE)
   8.0% due 11/15/21 .............................           635            821
                                                                       --------
                                                                          3,074
                                                                       --------
                      TOTAL PUBLICLY-TRADED BONDS-          36.5%        10,428

SHORT-TERM INVESTMENTS - 2.8%

   Investment in joint trading account (Note B)
   6.695% due 01/02/01                                  $    800            800
                                                        --------       --------
                                TOTAL INVESTMENTS-          98.8%        28,196
              Cash and Receivables, less payables-           1.2%           331
                                                        --------       --------
                                       NET ASSETS-         100.0%        28,527
                                                        ========       ========

ADR-American Depository Receipts
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $198 or 0.7% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market      % of
                                              Industry     Value     Long-Term
              Industry                      Abbreviation   (000s)   Investments

Foreign Governmental .................          GOVF        5,835       21.3%
Bank .................................          BANK        2,920       10.7%
Electronic Products & Services .......          ETRN        2,321        8.5%
U.S. Governmental ....................          GOVE        2,069        7.6%
Health Care Products .................          HEAL        2,046        7.5%
Telecommunication Services ...........          TELS        1,127        4.1%
Diversified Operations ...............          DIOP        1,096        4.0%
Food, Beverage & Tobacco .............          FOOD          739        2.7%
Media - TV / Radio ...................          MEDI          663        2.4%
Insurance ............................          INSU          635        2.3%
Retail - Department Stores ...........          RETS          618        2.3%
Computer Equipment ...................          COMP          600        2.2%
Financial Services ...................          FINL          504        1.8%
Computer Software & Services .........          SOFT          407        1.5%
Foreign ..............................          FORG          370        1.4%
Commercial Sevices ...................          COMM          360        1.3%
Aerospace & Defense ..................          AERO          330        1.2%
U.S. Government Agencies .............          GOVA          325        1.2%
Automobile ...........................          AUTO          286        1.1%
Oil & Natural Gas Exploration &
   Production ........................          OILX          284        1.0%
Telephone ............................          UTIT          268        1.0%
Electric Power .......................          UTIE          255        0.9%
Leisure & Recreation .................          LEIS          229        0.8%
Personal & Commercial Lending ........          LEND          224        0.8%
Food, Beverage & Tobacco .............          FOOD          222        0.8%
Telecommunication Equipment ..........          TELE          214        0.8%
Shoe & Apparel Manufacturing .........          APPA          202        0.7%
Media - Publishing ...................          MEDP          197        0.7%
Oil ..................................          OILS          176        0.7%
Paper & Forest Products ..............          PAPR          173        0.6%
Metals & Mining ......................          META          162        0.6%
Oil - Equipment & Service ............          OILE          156        0.6%
Chemical .............................          CHEM          133        0.5%
Real Estate Investment Trust .........          REIT          120        0.4%
Business Services ....................          BUSI          119        0.4%
Construction .........................          CONS          119        0.4%
Electrical Equipment .................          ELEQ          116        0.4%
Machinery ............................          MACH          115        0.4%
Transportation Services ..............          TRAN          105        0.4%
Real Estate Development ..............          READ           89        0.3%
Engineering & Construction ...........          ENGI           85        0.3%
Container ............................          CONT           82        0.3%
Consumer Miscellaneous ...............          CNSU           81        0.3%
Steel ................................          STEE           62        0.2%
Computer Equipment ...................          COMP           56        0.2%
Real Estate Operations ...............          REAL           40        0.2%
Computer Software & Services .........          SOFT           34        0.1%
Retail - Drug Stores .................          RETD           27        0.1%
                                                          -------      ------
                                                          $27,396      100.0%
                                                          =======      ======

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Brokerage & Investment Management - 0.9%
   E*TRADE Group, Inc. * .........................       489,625       $  3,611

Commercial Sevices - 9.7%
   Apollo Group, Inc. - Cl. A * ..................       289,694         14,249
   Lamar Advertising Co. * .......................       280,820         10,838
   Plexus Corp. * ................................       127,490          3,875
   TMP Worldwide, Inc. * .........................       168,820          9,285
                                                                       --------
                                                                         38,247

Computer Equipment - 1.3%
   VeriSign, Inc. * ..............................        66,430          4,928

Computer Software & Services - 1.3%
   Exodus Communications, Inc. * .................       248,285          4,966

Consumer Miscellaneous - 0.8%
   University of Phoenix Online * ................       100,000          3,225

Electronic Products & Services - 15.8%
   Cree, Inc. * ..................................       500,610         17,787
   Integrated Device Technology, Inc. * ..........       386,120         12,790
   Intersil Holding Corp. * ......................       361,680          8,296
   SDL, Inc. * ...................................        22,010          3,262
   Semtech Corp. * ...............................       271,890          5,998
   Viasytsems Group, Inc. * ......................       366,505          3,047
   Vitesse Semiconductor Corp. * .................       200,855         11,110
                                                                       --------
                                                                         62,290

Financial Services - 4.1%
   Paychex, Inc. .................................       336,013         16,339

Health Care Products - 19.3%
   Abgenix, Inc. * ...............................       162,380          9,591
   Alexion Pharmaceuticals, Inc. * ...............        79,925          5,190
   Andrx Corp - Andrx Group * ....................        65,200          3,774
   Biovail Corp. * ...............................        32,040          1,244
   CuraGen Corp. * ...............................       112,785          3,080
   Human Genome Sciences, Inc. * .................       199,130         13,802
   Maxygen, Inc. * ...............................       100,930          2,473
   Medarex, Inc. * ...............................       267,655         10,907
   Millennium Pharmaceuticals, Inc. * ............       188,905         11,689
   MiniMed, Inc. * ...............................        85,705          3,602
   Sepracor, Inc. * ..............................       134,465         10,774
                                                                       --------
                                                                         76,126

Media - TV / Radio - 4.0%
   Cox Radio, Inc. - Cl. A * .....................       211,295          4,767
   Entercom Communications Corp. * ...............       108,070          3,722
   Hispanic Broadcasting Corp. * .................       291,030          7,421
                                                                       --------
                                                                         15,910

Oil & Natural Gas Exploration & Production - 8.1%
   Apache Corp. ..................................        58,810          4,121
   Devon Energy Corp. * ..........................        66,430          4,050
   EOG Resources, Inc. ...........................       432,825         23,670
                                                                       --------
                                                                         31,841

Oil - Equipment & Service - 4.0%
   Barrett Resources Corp. * .....................        18,020          1,024
   Hanover Compressor Co. * ......................       243,065         10,831
   Universal Compression Holdings * ..............       108,420          4,086
                                                                       --------
                                                                         15,941

Telecommunication Equipment - 17.8%
   ADC Telecommunications, Inc. * ................       392,010          7,105
   American Tower Corp. - Cl. A ..................       507,070         19,205
   Avanex Corp. * ................................       252,500         15,040
   Crown Castle International Corp. * ............       564,155         15,268
   ONI Systems Corp. * ...........................         8,115            321
   Powertel, Inc. ................................        88,000          5,451
   SBA Communications Corp. * ....................        79,520          3,265
   TriQuint Semiconductor, Inc. * ................       101,750          4,445
                                                                       --------
                                                                         70,100

Telecommunication Services - 5.4%
   AT&T Canada, Inc. * ...........................        65,930          1,924
   McLeodUSA, Inc. - Cl. A * .....................       680,035          9,605
   Microcell Telecommunications, Inc. * ..........        99,846          1,897
   Western Wireless Corp. - Cl. A * ..............       196,045          7,683
                                                                       --------
                                                                         21,109

Telephone - 0.6%
   Metromedia Fiber Network, Inc. - Cl. A * ......       229,045          2,319
                                                                       --------
                               TOTAL COMMON STOCK-          93.1%       366,952

                                                           Par
                                                          Value
                                                         (000's)
COMMERCIAL PAPER - 6.9%

Financial Services - 4.4%
   CIT Group Holdings, Inc.
   6.5% due 01/02/01 .............................      $ 17,000         16,997

U.S. Government Agencies - 2.5%
   Federal Home Loan Bank Discount Note
   6.38% due 02/02/01 ............................        10,000          9,945
                                                        --------       --------
                                                          27,000         26,942
                                                        --------       --------
                                TOTAL INVESTMENTS-         100.0%       393,894
              Cash and Receivables, less payables-           0.0%            94
                                                        --------       --------
                                       NET ASSETS-         100.0%       393,988
                                                        ========       ========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 0.6%
   General Dynamics Corp. ........................         1,500       $    117

Auto & Truck Parts - 1.8%
   B.F. Goodrich Co. .............................         2,700             98
   Dana Corp. ....................................         4,400             67
   Johnson Controls, Inc. ........................           900             47
   Lear Corp. ....................................         2,600             65
   Visteon Corp. .................................         9,500            109
                                                                       --------
                                                                            386

Bank - 4.6%
   Comerica, Inc. ................................         8,100            481
   Golden West Financial Corp. ...................         5,100            344
   SouthTrust Corp. ..............................         3,700            151
                                                                       --------
                                                                            976

Chemical - 2.6%
   Air Products & Chemicals, Inc. ................         4,700            193
   Ashland, Inc. .................................         1,400             50
   Eastman Chemical Co. ..........................         2,100            102
   Praxair, Inc. .................................         3,500            155
   Rohm & Haas Co. ...............................         1,500             55
                                                                       --------
                                                                            555

Commercial Sevices - 3.1%
   Convergys Corp. ...............................         6,100            276
   Lamar Advertising Co. .........................         5,400            208
   R.R. Donnelley & Sons Co. .....................         1,800             49
   Sybase, Inc. ..................................         4,100             81
   WPP Group plc - ADR ...........................           900             57
                                                                       --------
                                                                            671

Computer Software & Services - 6.1%
   Cadence Design Systems, Inc. ..................         7,800            215
   DST Systems, Inc. .............................         3,900            261
   Fiserv, Inc. ..................................         3,600            171
   Intuit, Inc. ..................................         4,900            193
   NCR Corp. .....................................         4,400            216
   Network Associates, Inc. ......................         8,100             34
   SunGard Data Systems, Inc. ....................         4,400            207
                                                                       --------
                                                                          1,297

Consumer Miscellaneous - 3.2%
   Avery Dennison Corp. ..........................         3,400            187
   Black & Decker Corp. ..........................         6,300            247
   Clorox Co. ....................................         2,700             96
   Parker-Hannifin Corp. .........................         2,700            119
   Sherwin-Williams Co. ..........................         1,600             42
                                                                       --------
                                                                            691

Container - 0.1%
   Sealed Air Corp. ..............................           900             27

Cosmetic & Personal Care - 0.8%
   Avon Products, Inc. ...........................         3,400            163

Diversified Operations - 2.5%
   Danaher Corp. .................................         1,300             89
   El Paso Energy Corp. ..........................         4,200            301
   ITT Industries, Inc. ..........................         2,500             97
   Reynolds & Reynolds Co. - Cl. A ...............         2,300             46
                                                                       --------
                                                                            533

Electric Power - 11.1%
   Allegheny Energy, Inc. ........................         4,500            217
   Calpine Corp. .................................         3,900            176
   Constellation Energy Group ....................         4,300            194
   DPL, Inc. .....................................         5,200            173
   DQE, Inc. .....................................         6,300            206
   Energy East Corp. .............................         2,900             57
   Exelon Corp. ..................................         4,600            323
   Pinnacle West Capital Corp. ...................         3,700            176
   Reliant Energy, Inc. ..........................         4,400            191
   Southern Energy, Inc. .........................        14,200            402
   Teco Energy, Inc. .............................         2,300             74
   UtiliCorp United, Inc. ........................         5,000            155
                                                                       --------
                                                                          2,344

Electrical Equipment - 0.3%
   American Power Conversion .....................         4,900             61

Electronic Products & Services - 10.2%
   Atmel Corp. ...................................        25,700            299
   Jabil Circuit, Inc. ...........................         6,700            170
   Lam Research Corp. ............................         9,500            138
   Linear Technology Corp. .......................         1,700             79
   Maxim Integrated Products, Inc. ...............         1,100             52
   Millipore Corp. ...............................         2,700            170
   Novellus Systems, Inc. ........................         7,500            269
   Pitney Bowes, Inc. ............................         4,500            149
   Rockwell International Corp. ..................         1,800             86
   Sanmina Corp. .................................         2,000            153
   Sawtek, Inc. ..................................         2,200            102
   SCI Systems, Inc. .............................         6,600            174
   Tektronix, Inc. ...............................         4,600            155
   Teradyne, Inc. ................................         1,600             60
   Vishay Intertechnology, Inc. ..................         7,700            116
                                                                       --------
                                                                          2,172

Financial Services - 2.1%
   Stillwell Financial, Inc. .....................        11,500            454

Food, Beverage & Tobacco - 2.5%
   Archer-Daniels-Midland Co. ....................        11,600            174
   Coca-Cola Enterprises, Inc. ...................         2,200             42
   ConAgra, Inc. .................................         6,700            174
   Kellogg Co. ...................................         1,600             42
   Ralston Purina Group ..........................         4,200            110
                                                                       --------
                                                                            542

Health Care Products - 9.2%
   Allergan, Inc. ................................         2,800            271

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Health Care Products - Continued
   Boston Scientific Corp. .......................         5,500       $     75
   Cephalon, Inc. ................................         2,400            152
   CV Therapeutics, Inc. .........................           900             64
   ENZON , Inc. ..................................         2,900            180
   Forest Laboratories, Inc. .....................         1,300            173
   Genzyme Corp. (General Division) ..............         1,000             90
   Invitrogen Corp. ..............................         1,600            138
   King Pharmaceuticals, Inc. ....................         4,500            232
   Laboratory Corporation of America Holdings ....         1,000            176
   Waters Corp. ..................................         4,800            401
                                                                       --------
                                                                          1,952

Health Care Services - 4.1%
   Biogen, Inc. ..................................         2,700            162
   Idec Pharmaceuticals Corp. ....................           500             95
   Lincare Holdings, Inc. ........................         2,400            137
   St. Jude Medical, Inc. ........................         3,000            184
   Universal Health Services, Inc. - Cl. B .......         2,200            246
   Wellpoint Health Networks, Inc. ...............           500             58
                                                                       --------
                                                                            882

Housing - 1.5%
   Centex Corp. ..................................         2,900            109
   Masco Corp. ...................................         7,800            200
                                                                       --------
                                                                            309

Insurance - 6.2%
   Lincoln National Corp. ........................         7,600            360
   PartnerRe, Ltd. ...............................         2,200            134
   St. Paul Cos., Inc. ...........................         7,700            418
   Torchmark, Inc. ...............................         5,100            196
   XL Capital, Ltd. - Cl. A ......................         2,200            192
                                                                       --------
                                                                          1,300

Leisure & Recreation - 1.7%
   Marriott International, Inc. - Cl. A ..........         3,300            140
   SABRE Group Holdings, Inc. ....................         5,200            224
                                                                       --------
                                                                            364

Machinery - 1.3%
   Deere & Co. ...................................         2,300            105
   Ingersoll-Rand Co. ............................         4,200            176
                                                                       --------
                                                                            281

Media - Publishing - 0.9%
   Knight-Ridder, Inc. ...........................         2,100            120
   New York Times Co. - Cl. A ....................         1,700             68
                                                                       --------
                                                                            188

Media - TV / Radio - 2.1%
   Clear Channel Communications, Inc. ............         1,700             82
   Univision Communications, Inc. - Cl. A ........         6,100            250
   Westwood One, Inc. ............................         6,200            120
                                                                       --------
                                                                            452

Metals & Mining - 0.4%
   Alcan Aluminum, Ltd. ..........................         2,600             89

Oil - 0.5%
   Conoco, Inc. - Cl. A ..........................         3,600            103

Oil & Natural Gas Exploration & Production - 7.3%
   Amerada Hess Corp. ............................         1,900            139
   Anadarko Petroleum Corp. ......................         2,500            178
   Apache Corp. ..................................         3,100            217
   Devon Energy Corp. ............................         1,800            110
   Kerr-McGee Corp. ..............................         1,100             74
   Noble Drilling Corp. ..........................         8,100            352
   Sunoco, Inc. ..................................         2,600             87
   Transocean Sedco Forex, Inc. ..................         5,600            258
   USX-Marathon Group ............................         4,700            130
                                                                       --------
                                                                          1,545

Paper & Forest Products - 0.5%
   Abitibi-Consolidated, Inc. ....................         5,100             47
   Westvaco Corp. ................................         2,100             61
                                                                       --------
                                                                            108

Retail - Department Stores - 2.8%
   Family Dollar Stores, Inc. ....................         4,700            101
   Limited, Inc. .................................         5,000             85
   RadioShack Corp. ..............................         5,300            227
   Tiffany & Co. .................................         5,500            174
                                                                       --------
                                                                            587

Retail - Drug Stores - 0.7%
   TJX Cos., Inc. ................................         5,300            147

Retail - Food - 0.4%
   Brinker International, Inc. ...................         2,100             89

Shoe & Apparel Manufacturing - 0.2%
   Intimate Brands, Inc. .........................         3,300             49

Steel - 0.3%
   Nucor Corp. ...................................         1,600             63

Telecommunication Equipment - 0.6%
   Scientific-Atlanta, Inc. ......................         4,000            130

Telecommunication Services - 1.4%
   Broadwing, Inc. ...............................         6,800            155
   EchoStar Communications Corp. - Cl. A .........         6,600            150
                                                                       --------
                                                                            305

Telephone - 0.9%
   CenturyTel, Inc. ..............................         2,100             75
   Telephone and Data Systems, Inc. ..............         1,200            108
                                                                       --------
                                                                            183

Transportation Services - 2.9%
   AMR Corp. .....................................         2,400             94
   Burlington Northern Santa Fe ..................         4,800            136
   Canadian Pacific, Ltd. ........................         3,100             89

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Transportation Services - Continued
   Continental Airlines, Inc. - Cl. B ............           800       $     41
   Northwest Airlines Corp. ......................         2,700             81
   Southwest Airlines Co. ........................         5,100            171
                                                                       --------
                                                                            612
                                                                       --------
                               TOTAL COMMON STOCK-          97.5%        20,727

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 1.9%
   Investment in joint trading
   account (Note B)
   6.695% due 01/02/01 ...........................       $   409            409
                                                         --------      --------
                                TOTAL INVESTMENTS-          99.4%        21,136
              Cash and Receivables, less payables-           0.6%           123
                                                         --------      --------
                                       NET ASSETS-         100.0%        21,259

ADR-American Depository Receipts
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.5%
   Honeywell International, Inc. .................        28,400       $  1,344
   Lockheed Martin Corp. .........................       111,000          3,768
                                                                       --------
                                                                          5,112

Auto & Truck Parts - 0.6%
   Dana Corp. ....................................         7,400            113
   Genuine Parts Co. .............................        45,400          1,189
                                                                       --------
                                                                          1,302

Automobile - 0.5%
   Ford Motor Co. ................................        43,500          1,020

Bank - 7.8%
   Bank of America Corp. .........................        37,200          1,706
   Bank One Corp. ................................        69,700          2,553
   Firstar Corp. .................................        43,700          1,016
   FleetBoston Financial Corp. ...................        82,972          3,117
   J.P. Morgan & Co., Inc. .......................        17,900          2,962
   Mercantile Bankshares Corp. ...................        20,900            903
   National City Corp. ...........................        44,100          1,268
   Wells Fargo & Co. .............................        43,900          2,445
                                                                       --------
                                                                         15,970

Business Services - 0.8%
   Dun & Bradstreet Corp. ........................        15,700            406
   H & R Block, Inc. .............................        28,000          1,159
                                                                       --------
                                                                          1,565

Chemical - 3.3%
   Dow Chemical Co. ..............................        40,800          1,494
   E.I. du Pont de Nemours & Co. .................        59,500          2,874
   Great Lakes Chemical Corp. ....................        29,600          1,101
   Hercules, Inc. ................................        71,700          1,367
                                                                       --------
                                                                          6,836

Commercial Sevices - 0.9%
   R.R. Donnelley & Sons Co. .....................        41,700          1,126
   The Dun & Bradstreet Corp. * ..................        31,400            807
                                                                       --------
                                                                          1,933

Computer Equipment - 1.7%
   Compaq Computer Corp. .........................        43,400            653
   Hewlett-Packard Co. ...........................        58,000          1,831
   Intel Corp. ...................................        28,400            854
   Xerox Corp. ...................................        33,800            156
                                                                       --------
                                                                          3,494

Computer Software & Services - 1.1%
   BMC Software, Inc. * ..........................        17,700            248
   Microsoft Corp. ...............................        39,400          1,709
   Unisys Corp. * ................................        15,200            222
                                                                       --------
                                                                          2,179

Construction - 0.0%
   Armstrong Holdings, Inc. ......................        18,400             38

Consumer Miscellaneous - 1.7%
   Black & Decker Corp. ..........................        17,700            695
   Clorox Co. ....................................         5,000            177
   Fortune Brands, Inc. ..........................        39,300          1,179
   Stanley Works .................................        47,300          1,475
                                                                       --------
                                                                          3,526

Cosmetic & Personal Care - 3.0%
   Gillette Co. ..................................        76,800          2,774
   International Flavors & Fragrances, Inc. ......        46,200            939
   Procter & Gamble Co. ..........................        30,100          2,361
                                                                       --------
                                                                          6,074

Diversified Operations - 3.6%
   Cooper Industries, Inc. .......................        13,000            597
   Eaton Corp. ...................................         9,500            714
   Illinois Tool Works, Inc. .....................        19,400          1,156
   Minnesota Mining & Manufacturing Co. ..........        29,400          3,543
   Pall Corp. ....................................        62,500          1,332
                                                                       --------
                                                                          7,342

Electric Power - 4.6%
   Duke Energy Co. ...............................        20,400          1,739
   Exelon Corp. ..................................        36,375          2,554
   Firstenergy Corp. .............................        38,800          1,224
   Niagara Mohawk Holdings, Inc. .................        30,900            516
   Reliant Energy, Inc. ..........................        27,100          1,174
   Southern Co. ..................................        65,900          2,191
                                                                       --------
                                                                          9,398

Electronic Products & Services - 3.2%
   Hubbell, Inc. - Cl. B .........................        35,600            943
   Motorola, Inc. ................................        94,400          1,912
   Rockwell International Corp. ..................        59,000          2,810
   Texas Instruments, Inc. .......................        18,400            872
                                                                       --------
                                                                          6,537

Financial Services - 3.9%
   Citigroup, Inc. ...............................        51,566          2,633
   Mellon Financial Corp. ........................       108,400          5,332
                                                                       --------
                                                                          7,965

Food, Beverage & Tobacco - 8.7%
   Brown-Forman Corp. - Cl. B ....................        20,000          1,330
   Campbell Soup Co. .............................        61,300          2,123
   General Mills, Inc. ...........................        51,200          2,282
   H.J. Heinz Co. ................................        49,800          2,362
   Hershey Foods Corp. ...........................        46,000          2,961
   Kellogg Co. ...................................        33,900            890
   McCormick & Co., Inc. .........................        40,100          1,446
   Philip Morris Cos., Inc. ......................        66,200          2,913
   UST, Inc. .....................................        55,600          1,560
                                                                       --------
                                                                         17,867

Health Care Products - 4.6%
   Abbott Laboratories ...........................        44,500          2,156

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Health Care Products - Continued
   American Home Products Corp. ..................        63,500       $  4,035
   Becton, Dickinson & Co. .......................        23,600            817
   Bristol-Myers Squibb Co. ......................        15,900          1,176
   Pharmacia Corp. ...............................        20,875          1,273
                                                                       --------
                                                                          9,457

Insurance - 5.9%
   American General Corp. ........................        36,400          2,967
   Aon Corp. .....................................        32,600          1,116
   Chubb Corp. ...................................        29,500          2,552
   Lincoln National Corp. ........................        31,800          1,504
   Safeco Corp. ..................................        25,700            845
   St. Paul Cos., Inc. ...........................        28,652          1,556
   UnumProvident Corp. ...........................        60,200          1,618
                                                                       --------
                                                                         12,158

Leisure & Recreation - 2.9%
   Eastman Kodak Co. .............................        47,400          1,866
   Hasbro, Inc. ..................................        88,400            939
   Hilton Hotels Corp. ...........................        96,800          1,017
   Starwood Hotels & Resorts Worldwide, Inc. .....        61,900          2,182
                                                                       --------
                                                                          6,004

Media - Publishing - 1.8%
   Dow Jones & Co., Inc. .........................        18,200          1,031
   Knight-Ridder, Inc. ...........................        35,700          2,030
   Readers Digest Association, Inc. - Cl. A ......        15,900            622
                                                                       --------
                                                                          3,683

Media - TV / Radio - 1.0%
   The Walt Disney Co. ...........................        71,900          2,081

Metals & Mining - 0.5%
   Phelps Dodge Corp. ............................        17,100            954

Oil - 1.4%
   Royal Dutch Petroleum Co. - NY Shares .........        46,900          2,840

Oil & Natural Gas Exploration & Production - 9.4%
   Amerada Hess Corp. ............................        20,200          1,476
   BP Amoco plc - ADR ............................        77,232          3,697
   Chevron Corp. .................................        32,100          2,710
   Exxon Mobil Corp. .............................        51,067          4,440
   Texaco, Inc. ..................................        49,200          3,057
   Unocal Corp. ..................................        66,400          2,569
   USX-Marathon Group ............................        42,500          1,179
                                                                       --------
                                                                         19,128

Oil - Equipment & Service - 0.8%
   Baker Hughes, Inc. ............................        37,100          1,542

Paper & Forest Products - 3.1%
   Georgia-Pacific Corp. .........................        11,426            356
   International Paper Co. .......................        87,170          3,557
   Kimberly-Clark Corp. ..........................        28,800          2,036
   Mead Corp. ....................................        10,000            314
                                                                       --------
                                                                          6,263

Pollution Control - 1.4%
   Waste Management, Inc. ........................       101,290          2,811

Precious Metals/Gems/Stones - 0.2%
   Newmont Mining Corp. ..........................        18,500            316

Real Estate Investment Trust - 0.6%
   Simon Property Group, Inc. ....................        50,700          1,217

Real Estate Operations - 0.4%
   Rouse Co. .....................................        32,800            836

Retail - Department Stores - 1.8%
   J.C. Penney Co., Inc. .........................        12,800            139
   May Department Stores Co. .....................        57,650          1,888
   Toys "R" Us, Inc. * ...........................       101,400          1,692
                                                                       --------
                                                                          3,719

Retail - Food - 0.8%
   Albertson's, Inc. .............................        33,900            898
   McDonald's Corp. ..............................        22,900            779
                                                                       --------
                                                                          1,677

Telecommunication Equipment - 0.3%
   Lucent Technologies, Inc. .....................        46,900            633

Telecommunication Services - 1.7%
   Verizon Communications ........................        68,716          3,444

Telephone - 5.2%
   Alltel Corp. ..................................        42,400          2,647
   AT&T Corp. ....................................        70,700          1,224
   BellSouth Corp. ...............................        40,300          1,650
   SBC Communications, Inc. ......................        73,355          3,503
   Sprint Corp. ..................................        81,400          1,653
                                                                       --------
                                                                         10,677

Transportation Services - 2.0%
   Norfolk Southern Corp. ........................        72,800            969
   Union Pacific Corp. ...........................        63,900          3,243
                                                                       --------
                                                                          4,212

U.S. Government Agencies - 1.8%
   Federal National Mortgage Assoc ...............        41,400          3,592
                                                                       --------
                               TOTAL COMMON STOCK-          95.5%       195,402

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS

Automobile - 0.6%
   BMW US Capital Corp.
   6.45% due 01/02/01 ............................      $  1,202          1,202

Commercial Sevices - 1.5%
   Yale University

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                           Par           Market
                    Name of Issuer                        Value          Value
                                                         (000's)        (000's)
SHORT-TERM INVESTMENTS - Continued

Commercial Sevices - Continued
   6.52% due 02/21/01 ............................      $  3,000       $  2,972

Electric Power - 1.5%
   Wisconsin Energy Corp.
   6.52% due 02/08/01 ............................         3,000          2,979

Financial Services - 0.6%
   KFW International Finance
   6.5% due 02/08/01 .............................         1,275          1,266

Telecommunication Services - 0.9%
   Verizon Global Funding Corp.
   6.5% due 02/23/01 .............................         2,000          1,982
                                                                       --------
                     TOTAL SHORT-TERM INVESTMENTS-           5.1%        10,401
                                                         -------       --------
                                TOTAL INVESTMENTS-         100.6%       205,803
              Cash and Receivables, less payables-          (0.6)%       (1,268)
                                                         -------       --------
                                       NET ASSETS-         100.0%       204,535
                                                         =======       ========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 3.1%
   Boeing Co. ....................................         2,100       $    139
   Honeywell International, Inc. .................         1,700             80
   Northrop Grumman Corp. ........................         1,300            108
   Raytheon Co. - Cl. B ..........................           700             22
   United Technologies Corp. .....................         2,700            212
                                                                       --------
                                                                            561

Auto & Truck Parts - 1.3%
   B.F. Goodrich Co. .............................           400             14
   General Motors Corp. ..........................         3,000            153
   General Motors Corp. - Cl. H ..................         1,200             28
   Johnson Controls, Inc. ........................           700             36
                                                                       --------
                                                                            231

Automobile - 0.5%
   Delphi Automotive Systems Corp. ...............         2,100             23
   Ford Motor Co. ................................         2,971             70
                                                                       --------
                                                                             93

Bank - 7.7%
   Bank of America Corp. .........................         4,300            197
   Bank of New York Co., Inc. ....................         1,300             72
   Bank One Corp. ................................         2,400             88
   BB&T Corporation ..............................           300             11
   City National Corp. ...........................           300             12
   Comerica, Inc. ................................         1,800            107
   Fifth Third Bancorp ...........................           150              9
   First Union Corp. .............................           300              8
   Firstar Corp. .................................           900             21
   FleetBoston Financial Corp. ...................         4,176            157
   Golden West Financial Corp. ...................         1,600            108
   J.P. Morgan & Co., Inc. .......................           400             66
   PNC Bank Corp. ................................         1,300             95
   Popular, Inc. .................................           500             13
   Silicon Valley Bancshares * ...................           700             24
   SouthTrust Corp. ..............................           200              8
   Suntrust Banks, Inc. ..........................           800             50
   UnionBanCal Corp. .............................         1,200             29
   Washington Mutual, Inc. .......................           500             27
   Wells Fargo & Co. .............................         5,300            295
                                                                       --------
                                                                          1,397

Brokerage & Investment Management - 2.5%
   A.G. Edwards, Inc. ............................         1,400             66
   Merrill Lynch & Co., Inc. .....................         2,400            164
   Morgan Stanley, Dean Witter, Discover & Co. ...         2,900            230
                                                                       --------
                                                                            460

Business Services - 0.6%
   Comdisco, Inc. ................................         1,100             13
   Internet Capital Group, Inc. * ................           300              1
   Manpower, Inc. ................................           400             15
   Robert Half International, Inc. ...............         1,400             37
   United Parcel Service, Inc. - Cl. B * .........           700             41
                                                                       --------
                                                                            107

Chemical - 2.0%
   Air Products & Chemicals, Inc. ................         1,700             70
   Cabot Corp. ...................................           300              8
   Cytec Industries, Inc. * ......................           900             36
   Dow Chemical Co. ..............................         3,600            132
   E.I. du Pont de Nemours & Co. .................           700             34
   Praxair, Inc. .................................         1,700             75
                                                                       --------
                                                                            355

Commercial Sevices - 0.2%
   Quanta Services, Inc. * .......................           500             16
   TeleTech Holdings, Inc. * .....................           700             13
                                                                       --------
                                                                             29

Computer Equipment - 0.9%
   3Com Corp. * ..................................           700              6
   Apple Computer, Inc. * ........................           800             12
   Compaq Computer Corp. .........................           800             12
   Hewlett-Packard Co. ...........................         2,400             76
   International Business Machines Corp. .........           400             34
   Network Appliance, Inc. * .....................           100              6
   Tech Data Corp. * .............................           400             11
   VERITAS Software Corp. * ......................           150             13
                                                                       --------
                                                                            170

Computer Software & Services - 1.4%
   At Home Corp. - Ser. A ........................           100              1
   Computer Sciences Corp. * .....................           300             18
   Critical Path, Inc. * .........................           100              3
   DST Systems, Inc. * ...........................           700             47
   Electronic Data Systems Corp. .................           800             46
   First Data Corp. ..............................         2,300            121
   Intuit, Inc. * ................................           100              4
   SunGard Data Systems, Inc. ....................           400             19
                                                                       --------
                                                                            259

Construction - 0.1%
   Dycom Industries, Inc. * ......................           300             11
   Lafarge Corp. .................................           400              9
                                                                       --------
                                                                             20

Consumer Miscellaneous - 0.6%
   Clorox Co. ....................................           400             14
   Sherwin-Williams Co. ..........................           400             11
   Unilever NV - NY Shares .......................         1,200             75
                                                                       --------
                                                                            100

Container - 0.1%
   Bemis Co., Inc. ...............................           300             10

Cosmetic & Personal Care - 1.8%
   Alberto-Culver Co. - Cl. B ....................           300             13
   Avon Products, Inc. ...........................         2,000             96

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Cosmetic & Personal Care - Continued
   Colgate-Palmolive Co. .........................           500       $     32
   Estee Lauder Cos., Inc. - Cl. A ...............           600             26
   Procter & Gamble Co. ..........................         2,100            165
                                                                       --------
                                                                            332

Diversified Operations - 1.8%
   Cendant Corp. * ...............................           400              4
   Corning, Inc. .................................           500             26
   General Electric Co. ..........................         2,000             96
   ITT Industries, Inc. ..........................           400             16
   Minnesota Mining & Manufacturing Co. ..........         1,200            145
   Textron, Inc. .................................           500             23
   Tyco International, Ltd. ......................           350             19
                                                                       --------
                                                                            329

Electric Power - 3.6%
   Calpine Corp. * ...............................           600             27
   Consolidated Edison, Inc. .....................           200              8
   Constellation Energy Group ....................         1,600             72
   Dominion Resources, Inc. ......................           221             15
   Energy East Corp. .............................         1,200             23
   Entergy Corp. .................................         3,400            144
   Exelon Corp. ..................................           750             53
   Firstenergy Corp. .............................           400             13
   FPL Group, Inc. ...............................           900             64
   PG & E Corp. ..................................         2,500             50
   PPL Corp. .....................................         1,300             59
   Public Services Enterprise Group, Inc. ........         1,600             78
   Reliant Energy, Inc. ..........................           300             13
   Southern Co. ..................................         1,100             36
                                                                       --------
                                                                            655

Electrical Equipment - 1.2%
   Emerson Electric Co. ..........................           800             63
   Molex, Inc. ...................................         2,900            103
   TXU Corp. .....................................         1,100             49
                                                                       --------
                                                                            215

Electronic Products & Services - 0.7%
   Advanced Micro Devices, Inc. * ................           800             11
   Arrow Electronics, Inc. * .....................           700             20
   Avnet, Inc. ...................................           600             13
   AVX Corp. .....................................           900             15
   Integrated Device Technology, Inc. * ..........           200              7
   Kemet Corp. * .................................           700             10
   Motorola, Inc. ................................           600             12
   National Semiconductor Corp. * ................           600             12
   Vishay Intertechnology, Inc. * ................         2,100             32
                                                                       --------
                                                                            132

Energy - Alternative Source - 0.3%
   Dynegy, Inc. - Cl.A ...........................         1,100             62

Financial Services - 6.0%
   American Express Co. ..........................         1,100             60
   Citigroup, Inc. ...............................        13,600            695
   Household International, Inc. .................           200             11
   Jersey Puerto MORGAN CHASE + Co. ..............         2,600            118
   Lehman Brothers Holdings, Inc. ................         2,000            135
   Mellon Financial Corp. ........................           200             10
   Providian Financial Corp. * ...................         1,200             69
                                                                       --------
                                                                          1,098

Food, Beverage & Tobacco - 5.4%
   Adolph Coors Co. - Cl. B ......................           300             24
   Brown-Forman Corp. - Cl. B ....................         1,200             80
   ConAgra, Inc. .................................         2,000             52
   IBP, Inc. .....................................         1,600             43
   Pepsi Bottling Group, Inc. ....................         2,900            116
   PepsiCo, Inc. .................................         3,200            158
   Philip Morris Cos., Inc. ......................         3,000            132
   R.J. Reynolds Tobacco Holdings, Inc. * ........         2,000             97
   Ralston-Ralston Purina Group ..................         2,500             65
   Starbucks Corp. * .............................           400             18
   Suiza Foods Corp. * ...........................           200             10
   Sysco Corp. ...................................         3,400            102
   Tricon Global Restaurants, Inc. * .............         2,200             73
   Tyson Foods, Inc. - Cl. A .....................           800             10
                                                                       --------
                                                                            980

Health Care Products - 7.8%
   Abbott Laboratories ...........................         3,800            184
   Allergan, Inc. ................................           600             58
   Alpharma, Inc. - Cl. A ........................           700             31
   Baxter International, Inc. ....................           200             17
   Bristol-Myers Squibb Co. ......................         1,100             81
   Cardinal Health, Inc. .........................           800             80
   Celgene Corp. * ...............................           200              6
   Chiron Corp. * ................................           200              9
   Forest Laboratories, Inc. * ...................           300             40
   Genetech, Inc. * ..............................           400             32
   IVAX Corp. ....................................           700             27
   Johnson & Johnson .............................         3,500            368
   Merck & Co., Inc. .............................         3,600            337
   Sepracor, Inc. * ..............................           200             16
   UnitedHealth Group, Inc. ......................         2,000            123
   Waters Corp. * ................................           200             17
                                                                       --------
                                                                          1,426

Health Care Services - 0.5%
   AmeriSource Health Corp. - Cl. A * ............           300             15
   HCA-The Healthcare Corporation ................           600             26
   PacifiCare Health Systems, Inc. * .............           300              5
   Quest Diagnostics, Inc. * .....................           200             28
   Trigon Healthcare, Inc. * .....................           200             16
   WebMD Corp. * .................................           200              2
                                                                       --------
                                                                             92

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Housing - 0.6%
   Centex Corp. ..................................         2,000       $     75
   Pulte Corp. ...................................           600             25
                                                                       --------
                                                                            100

Insurance - 8.5%
   AFLAC, Inc. ...................................           400             29
   Allstate Corp. ................................         4,800            209
   American General Corp. ........................         1,000             82
   American International Group, Inc. ............         3,700            365
   Cigna Corp. ...................................         1,300            172
   Cincinnati Financial Corp. ....................           500             20
   Everest Re Group, Ltd. ........................           300             21
   Hartford Financial Services Group, Inc. .......         1,200             85
   Jefferson-Pilot Corp. .........................           100              7
   Lincoln National Corp. ........................           300             14
   Loews Corp. ...................................         1,400            145
   Marsh & McLennan Cos., Inc. ...................           600             70
   MGIC Investment Corp. .........................           900             61
   Nationwide Financial Services - Cl. A .........           300             14
   Old Republic International Corp. ..............         1,300             42
   Radian Group, Inc. ............................           200             15
   St. Paul Cos., Inc. ...........................           500             27
   The MONY Group, Inc. ..........................         1,600             79
   The PMI Group, Inc. ...........................         1,200             81
                                                                       --------
                                                                          1,538

Leisure & Recreation - 0.8%
   Brunswick Corp. ...............................         3,700             61
   Eastman Kodak Co. .............................         1,300             51
   SABRE Group Holdings, Inc. * ..................           300             13
   Starwood Hotels & Resorts Worldwide, Inc. .....           600             21
                                                                       --------
                                                                            146

Machinery - 0.4%
   FMC Corp. * ...................................           500             36
   Ingersoll-Rand Co. ............................           700             29
                                                                       --------
                                                                             65

Media - Publishing - 0.7%
   AT&T Corp. - Liberty Media Group - Cl. A * ....         1,800             25
   Dow Jones & Co., Inc. .........................           500             28
   Gannett Co., Inc. .............................           100              6
   Knight-Ridder, Inc. ...........................           600             34
   New York Times Co. - Cl. A ....................         1,000             40
                                                                       --------
                                                                            133

Media - TV / Radio - 2.4%
   Clear Channel Communications, Inc. * ..........           300             15
   Comcast Corp. - Cl. A .........................           600             25
   Fox Entertainment Group, Inc. - Cl. A * .......         1,200             21
   Infinity Broadcasting Corp. - Cl. A * .........         2,800             78
   McGraw-Hill Cos., Inc. ........................           200             12
   The Walt Disney Co. ...........................         7,600            220
   Time Warner, Inc. .............................           500             26
   USA Networks, Inc. * ..........................           200              4
   Viacom, Inc. - Cl. B * ........................           917             43
                                                                       --------
                                                                            444

Metals & Mining - 0.7%
   Alcan Aluminum, Ltd. ..........................         1,600             55
   Alcoa, Inc. ...................................           612             20
   Inco, Ltd. ....................................         2,100             35
   Precision Castparts Corp. .....................           400             17
                                                                       --------
                                                                            127

Natural Gas Distribution - 0.1%
   KeySpan Corp. .................................           400             17

Oil - 0.5%
   Conoco, Inc. - Cl. B ..........................         3,300             96

Oil & Natural Gas Exploration & Production - 8.8%
   Amerada Hess Corp. ............................         1,300             95
   Apache Corp. ..................................           900             63
   Chevron Corp. .................................         3,100            262
   Exxon Mobil Corp. .............................         7,252            630
   Kerr-McGee Corp. ..............................         2,200            147
   Murphy Oil Corp. ..............................         1,200             73
   Noble Affiliates, Inc. ........................           500             23
   Noble Drilling Corp. * ........................           300             13
   Occidental Petroleum Corp. ....................         4,900            119
   Phillips Petroleum Co. ........................           300             17
   Texaco, Inc. ..................................         1,300             81
   USX-Marathon Group ............................         2,700             75
                                                                       --------
                                                                          1,598

Paper & Forest Products - 0.9%
   Georgia-Pacific Corp. .........................         1,000             31
   Kimberly-Clark Corp. ..........................         1,600            113
   Westvaco Corp. ................................           200              6
   Weyerhaeuser Co. ..............................           300             15
                                                                       --------
                                                                            165

Personal & Commercial Lending - 0.3%
   Countrywide Credit Industries, Inc. ...........           400             20
   MBNA Corp. ....................................           500             18
   Metris Cos., Inc. .............................           300              8
                                                                       --------
                                                                             46

Pollution Control - 0.2%
   Republic Services, Inc. - Cl. A ...............         2,000             34

Real Estate Development - 0.2%
   Lennar Corp. ..................................         1,200             44

Real Estate Investment Trust - 0.8%
   Equity Office Properties Trust ................         1,400             46
   Equity Residential Properties Trust ...........         1,300             72
   Prologis Trust ................................           700             15
   Simon Property Group, Inc. ....................           400             10
                                                                       --------
                                                                            143

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Retail - Department Stores - 2.0%
   Federated Department Stores, Inc. * ...........           500       $     18
   Harcourt General, Inc. ........................           900             52
   Kohl's Corp. ..................................           700             43
   Limited, Inc. .................................           600             10
   Neiman Marcus Group, Inc. - Cl. A .............         1,700             60
   Sears, Roebuck & Co. ..........................         4,300            149
   Tiffany & Co. .................................           400             13
   Zale Corp. * ..................................           700             20
                                                                       --------
                                                                            365

Retail - Food - 0.7%
   Brinker International, Inc. * .................           900             38
   Darden Restaurants, Inc. ......................           500             12
   McDonald's Corp. ..............................           100              3
   Safeway, Inc. * ...............................         1,200             75
                                                                       --------
                                                                            128

Shoe & Apparel Manufacturing - 0.2%
   Intimate Brands, Inc. .........................           400              6
   Liz Claiborne, Inc. ...........................           300             13
   Nike, Inc. - Cl. B ............................           400             22
                                                                       --------
                                                                             41

Telecommunication Equipment - 0.2%
   Aether Systems, Inc. * ........................           100              4
   Covad Communications Group, Inc. * ............           100
   JDS Uniphase Corp. * ..........................           800             34
   Nortel Networks Corp. .........................           128              4
                                                                       --------
                                                                             42

Telecommunication Services - 3.3%
   BCE, Inc. .....................................         3,200             93
   Level 3 Communications, Inc. * ................           300             10
   Qwest Communications International, Inc. * ....         3,400            139
   United States Cellular Corp. * ................           100              6
   Verizon Communications ........................         6,274            314
   WorldCom, Inc. * ..............................         1,900             27
   XO Communications, Inc. .......................           300              5
                                                                       --------
                                                                            594

Telephone - 4.2%
   AT&T Corp. ....................................         8,160            141
   AT&T Wireless Group * .........................           500              9
   BellSouth Corp. ...............................         4,700            193
   SBC Communications, Inc. ......................         8,237            393
   Sprint Corp. ..................................         1,300             26
                                                                       --------
                                                                            762

Transportation Services - 1.0%
   AMR Corp. * ...................................           700             28
   Burlington Northern Santa Fe ..................           500             14
   Canadian National Railway Co. .................         2,600             77
   Delta Air Lines, Inc. .........................         1,100             55
                                                                       --------
                                                                            174

U.S. Government Agencies - 1.6%
   Federal Home Loan Mortgage Corp. ..............         1,200             83
   Federal National Mortgage Assoc ...............         2,400            208
                                                                       --------
                                                                            291
                                                                       --------
                               TOTAL COMMON STOCK-          89.2%        16,206

                                                          Par
                                                         Value
                                                        (000's)
SHORT TERM INVESTMENTS - 9.4%

   Investment in joint repurchase agreement with
     Goldman Sachs & Co. dated 12/29/00,
     6.481% due 01/02/01 (Secured by various
     U.S. Treasury obligations and U.S.
     Government Agency Bonds)                         $    1,701          1,701
                                                      ----------       --------
                                TOTAL INVESTMENTS-          98.6%        17,907
              Cash and Receivables, less payables-           1.4%           257
                                                      ----------       --------
                                       NET ASSETS-         100.0%        18,164
                                                      ==========       ========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AMERICAN LEADERS LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.2%
   Honeywell International, Inc. .................         1,400       $     66
   Northrop Grumman Corp. ........................           800             67
                                                                       --------
                                                                            133

Auto & Truck Parts - 2.0%
   General Motors Corp. ..........................           700             36
   General Motors Corp. - Cl. H ..................           200              5
   Johnson Controls, Inc. ........................         1,100             57
   TRW, Inc. .....................................           600             23
                                                                       --------
                                                                            121

Automobile - 0.9%
   Ford Motor Co. ................................         2,372             56

Bank - 6.2%
   Bank of America Corp. .........................         1,800             82
   First Union Corp. .............................         2,400             67
   PNC Bank Corp. ................................         1,600            117
   Washington Mutual, Inc. .......................         2,000            106
                                                                       --------
                                                                            372

Brokerage & Investment Management - 3.1%
   Bear Stearns Cos., Inc. .......................         1,600             81
   Morgan Stanley, Dean Witter, Discover &
     Co ..........................................         1,300            103
                                                                       --------
                                                                            184

Business Services - 0.9%
   H & R Block, Inc. .............................         1,300             54

Chemical - 2.2%
   Ashland, Inc. .................................         1,700             61
   E.I. du Pont de Nemours & Co. .................         1,400             68
                                                                       --------
                                                                            129

Computer Equipment - 3.8%
   Compaq Computer Corp. .........................         2,900             44
   International Business Machines Corp. .........         1,000             85
   Lexmark International Group, Inc. - Cl. A * ...         1,000             44
   VERITAS Software Corp. * ......................           669             58
                                                                       --------
                                                                            231

Computer Software & Services - 5.2%
   Computer Sciences Corp. * .....................         1,100             66
   Electronic Data Systems Corp. .................         1,300             75
   First Data Corp. ..............................         2,000            106
   Novell, Inc. * ................................         6,200             32
   Sun Microsystems, Inc. * ......................         1,100             31
                                                                       --------
                                                                            310

Consumer Miscellaneous - 0.6%
   Parker-Hannifin Corp. .........................           800             35

Diversified Operations - 4.0%
   Cendant Corp. * ...............................         5,500             53
   PPG Industries, Inc. ..........................         1,100             51
   Textron, Inc. .................................           800             37
   Tyco International, Ltd. ......................         1,800            100
                                                                       --------
                                                                            241

Electric Power - 6.0%
   Edison International ..........................         2,900             45
   Entergy Corp. .................................         1,900             81
   FPL Group, Inc. ...............................         1,200             86
   Public Services Enterprise Group, Inc. ........         1,600             78
   Reliant Energy, Inc. ..........................         1,600             69
                                                                       --------
                                                                            359

Electronic Products & Services - 2.4%
   Motorola, Inc. ................................         2,400             48
   Philips Electronics NV ........................         2,643             96
                                                                       --------
                                                                            144

Financial Services - 1.0%
   CIT Group, Inc. - Cl. A .......................         3,100             62

Food, Beverage & Tobacco - 5.4%
   General Mills, Inc. ...........................         1,400             63
   Philip Morris Cos., Inc. ......................         3,800            167
   Sara Lee Corp. ................................         3,800             93
                                                                       --------
                                                                            323

Health Care Products - 10.0%
   Abbott Laboratories ...........................         1,900             92
   Baxter International, Inc. ....................         1,100             97
   Bristol-Myers Squibb Co. ......................         1,800            133
   Merck & Co., Inc. .............................         1,000             94
   Pharmacia Corp. ...............................         1,000             61
   UnitedHealth Group, Inc. ......................         2,000            123
                                                                       --------
                                                                            600

Health Care Services - 1.9%
   HEALTHSOUTH Corp. * ...........................         7,100            116

Insurance - 11.8%
   Allmerica Financial Corp. .....................         1,100             80
   Allstate Corp. ................................         2,600            113
   Cigna Corp. ...................................           700             92
   Conseco, Inc. .................................         7,100             94
   Lincoln National Corp. ........................         1,600             76
   Loews Corp. ...................................           900             93
   Marsh & McLennan Cos., Inc. ...................           600             70
   MBIA, Inc. ....................................         1,200             89
                                                                       --------
                                                                            707

Machinery - 0.8%
   Ingersoll-Rand Co. ............................         1,200             50

Media - Publishing - 1.1%
   Knight-Ridder, Inc. ...........................         1,100             63

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AMERICAN LEADERS LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Media - TV / Radio - 3.6%
   Charter Communications, Inc. - Cl. A * ........         3,000       $     68
   The News Corp., Ltd. - ADR ....................         2,200             64
   Viacom, Inc. ..................................         1,400             66
   Viacom, Inc. - Cl. B * ........................           500             23
                                                                       --------
                                                                            221

Oil - 2.2%
   Royal Dutch Petroleum Co. - NY Shares .........         1,200             73
   Tosco Corp. ...................................         1,800             61
                                                                       --------
                                                                            134

Oil & Natural Gas Exploration & Production - 6.7%
   Chevron Corp. .................................           900             76
   ENSCO International, Inc. .....................         2,300             78
   Exxon Mobil Corp. .............................         1,600            139
   Texaco, Inc. ..................................           900             56
   USX-Marathon Group ............................         2,000             56
                                                                       --------
                                                                            405

Paper & Forest Products - 3.0%
   International Paper Co. .......................         1,700             69
   Kimberly-Clark Corp. ..........................         1,600            113
                                                                       --------
                                                                            182

Pollution Control - 1.8%
   Waste Management, Inc. ........................         4,000            111

Retail - Department Stores - 1.3%
   Federated Department Stores, Inc. * ...........         1,300             46
   Wal-Mart Stores, Inc. .........................           700             37
                                                                       --------
                                                                             83

Telecommunication Equipment - 0.5%
   Lucent Technologies, Inc. .....................         2,500             34

Telecommunication Services - 2.4%
   Verizon Communications ........................         2,400            120
   WorldCom, Inc. * ..............................         1,900             27
                                                                       --------
                                                                            147

Telephone - 1.4%
   AT&T Corp. ....................................         2,000             34
   Sprint Corp. ..................................         2,400             49
                                                                       --------
                                                                             83

Transportation Services - 1.1%
   Union Pacific Corp. ...........................         1,300             66
                                                                       --------
                               TOTAL COMMON STOCK-          95.5%         5,756

                                                           Par
                                                          Value
                                                          (000s)


SHORT-TERM INVESTMENTS - 4.1%

   Investment in joint trading account
     (Note B)
   6.695% due 01/02/01 ...........................           246       $    246
                                                        --------       --------
                                TOTAL INVESTMENTS-          99.6%         6,002
              Cash and Receivables, less payables-           0.4%            27
                                                        --------       --------
                                       NET ASSETS-         100.0%         6,029
                                                        ========       ========
* Non-income producing security.
ADR-American Depositary Receipt

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.4%
   Boeing Co. ....................................         2,200       $    145
   Honeywell International, Inc. .................         2,300            109
   United Technologies Corp. .....................         1,500            118
                                                                       --------
                                                                            372

Auto & Truck Parts - 0.5%
   General Motors Corp. - Cl. H ..................         3,596             83

Automobile - 0.9%
   Ford Motor Co. ................................         6,370            149

Bank - 10.5%
   KeyCorp .......................................        11,600            325
   Mercantile Bankshares Corp. ...................         5,700            246
   U.S. Bancorp ..................................         5,600            163
   UnionBanCal Corp. .............................         3,200             77
   Wachovia Corp. ................................         6,100            355
   Washington Mutual, Inc. .......................         9,300            493
                                                                       --------
                                                                          1,659

Brokerage & Investment Management - 4.4%
   Goldman Sachs Group, Inc. .....................         2,300            246
   Merrill Lynch & Co., Inc. .....................         3,600            246
   Morgan Stanley, Dean Witter, Discover & Co ....         2,500            198
                                                                       --------
                                                                            690

Business Services - 0.2%
   Manpower, Inc. ................................           800             30

Chemical - 1.8%
   Air Products & Chemicals, Inc. ................         1,800             74
   E.I. du Pont de Nemours & Co. .................         3,000            145
   Rohm & Haas Co. ...............................         1,800             65
                                                                       --------
                                                                            284

Computer Equipment - 1.6%
   Compaq Computer Corp. .........................         3,700             56
   Hewlett-Packard Co. ...........................         2,000             63
   International Business Machines Corp. .........         1,500            128
   Palm, Inc. ....................................             9              0
                                                                       --------
                                                                            247

Computer Software & Services - 1.5%
   Affiliated Computer Services, Inc. - Cl. A * ..         1,500             91
   Cabletron Systems, Inc. * .....................           800             12
   First Data Corp. ..............................         2,500            132
                                                                       --------
                                                                            235

Construction - 0.5%
   Vulcan Materials Co. ..........................         1,600             77

Consumer Miscellaneous - 0.2%
   Avery Dennison Corp. ..........................           700             38

Cosmetic & Personal Care - 1.7%
   Procter & Gamble Co. ..........................         3,500            274

Diversified Operations - 3.9%
   Eaton Corp. ...................................         2,200            165
   El Paso Energy Corp. ..........................         2,400            172
   General Electric Co. ..........................         1,600             77
   Illinois Tool Works, Inc. .....................         2,300            137
   Minnesota Mining & Manufacturing Co. ..........           500             60
                                                                       --------
                                                                            611

Electric Power - 4.5%
   Calpine Corp. * ...............................         3,400            153
   Duke Energy Co. ...............................         1,200            102
   Exelon Corp. ..................................         3,412            240
   Montana Power Co. .............................         3,500             73
   Pinnacle West Capital Corp. ...................         2,900            138
                                                                       --------
                                                                            706

Electrical Equipment - 0.5%
   Emerson Electric Co. ..........................           900             71

Electronic Products & Services - 0.0%
   Advanced Micro Devices, Inc. * ................           300              4

Financial Services - 5.7%
   Citigroup, Inc. ...............................        11,766            601
   Lehman Brothers Holdings, Inc. ................         4,300            291
                                                                       --------
                                                                            892

Food, Beverage & Tobacco - 5.8%
   PepsiCo, Inc. .................................         4,200            208
   Philip Morris Cos., Inc. ......................         2,900            128
   R.J. Reynolds Tobacco Holdings, Inc. * ........         5,700            278
   Sara Lee Corp. ................................        12,400            304
                                                                       --------
                                                                            918

Health Care Products - 7.0%
   Abbott Laboratories ...........................         2,800            136
   American Home Products Corp. ..................         1,800            114
   Baxter International, Inc. ....................         1,800            159
   Gilead Sciences, Inc. * .......................           800             66
   Merck & Co., Inc. .............................         1,500            140
   Mylan Laboratories, Inc. ......................         2,400             61
   Pharmacia Corp. ...............................         4,547            277
   Schering-Plough Corp. .........................         2,500            142
                                                                       --------
                                                                          1,095

Health Care Services - 0.2%
   McKesson HBOC, Inc. ...........................         1,000             36

Household Appliances / Furnishings - 0.0%
   Leggett & Platt, Inc. .........................           300              6

Insurance - 9.4%
   Ambac Financial Group, Inc. ...................           700             41
   American International Group, Inc. ............         4,050            399
   Cigna Corp. ...................................         2,700            357
   Marsh & McLennan Cos., Inc. ...................         2,500            293
   MBIA, Inc. ....................................         2,600            193

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Insurance - Continued
   XL Capital, Ltd. - Cl. A ......................        2,200        $    192
                                                                       --------
                                                                          1,475

Leisure & Recreation - 0.2%
   Eastman Kodak Co. .............................          600              24

Machinery - 1.0%
   Caterpillar, Inc. .............................        1,800              85
   Thermo Electron Corp. * .......................        2,500              75
                                                                       --------
                                                                            160

Media - Publishing - 0.9%
   AT&T Corp. - Liberty Media Group - Cl. A * ....        5,800              79
   Gannett Co., Inc. .............................        1,100              69
                                                                       --------
                                                                            148

Media - TV / Radio - 2.0%
   Charter Communications, Inc. - Cl. A * ........        4,700             107
   E.W. Scripps Co. - Cl. A ......................        1,400              88
   Time Warner, Inc. .............................          300              16
   USA Networks, Inc. * ..........................        3,000              58
   Viacom, Inc. - Cl. B * ........................        1,100              51
                                                                       --------
                                                                            320

Metals & Mining - 0.8%
   Alcoa, Inc. ...................................        3,700             124

Natural Gas Distribution - 0.6%
   Enron Corp. ...................................        1,100              91

Oil - 1.7%
   Conoco, Inc. - Cl. B ..........................        4,000             116
   Suncor Energy, Inc. ...........................        5,900             151
                                                                       --------
                                                                            267

Oil & Natural Gas Exploration & Production - 6.2%
   Chevron Corp. .................................        2,000             169
   Exxon Mobil Corp. .............................        5,450             474
   Ultramar Diamond Shamrock Corp. ...............        4,700             145
   Unocal Corp. ..................................        4,700             182
                                                                       --------
                                                                            970

Oil - Equipment & Service - 0.2%
   Weatherford International, Inc. * .............          800              38

Paper & Forest Products - 2.0%
   Bowater, Inc. .................................        1,600              90
   Kimberly-Clark Corp. ..........................        1,300              92
   Smurfit-Stone Container Corp. * ...............        3,700              55
   Weyerhaeuser Co. ..............................        1,300              66
                                                                       --------
                                                                            303

Real Estate Investment Trust - 1.1%
   Archstone Communities Trust ...................          900              23
   Equity Office Properties Trust ................        2,200              72
   Kimco Realty Corp. ............................        1,700              75
                                                                       --------
                                                                            170

Retail - Department Stores - 2.0%
   Family Dollar Stores, Inc. ....................        7,300             156
   Target Corp. ..................................        4,700             152
                                                                       --------
                                                                            308

Retail - Food - 2.0%
   McDonald's Corp. ..............................        2,700              92
   Safeway, Inc. * ...............................        3,600             225
                                                                       --------
                                                                            317

Telecommunication Equipment - 0.5%
   Sonus Networks, Inc. * ........................        3,100              78

Telecommunication Services - 5.4%
   Broadwing, Inc. ...............................        2,300              53
   Qwest Communications International, Inc. * ....        4,437             182
   Verizon Communications ........................       10,700             536
   WorldCom, Inc. * ..............................        5,200              73
                                                                       --------
                                                                            844

Telephone - 2.2%
   AT&T Corp. ....................................        3,600              63
   SBC Communications, Inc. ......................        5,995             286
                                                                       --------
                                                                            349

Transportation Services - 1.0%
   Canadian National Railway Co. .................        1,100              33
   Continental Airlines, Inc. - Cl. B * ..........          600              31
   Delta Air Lines, Inc. .........................          400              20
   Southwest Airlines Co. ........................        2,300              77
                                                                       --------
                                                                            161

U.S. Government Agencies - 2.8%
   Federal National Mortgage Assoc ...............        5,100             442
                                                                       --------
                               TOTAL COMMON STOCK-         95.8%         15,066

                                                         Par
                                                        Value
                                                       (000's)
SHORT-TERM INVESTMENTS - 2.9%

Investment in joint trading account (Note B)
   6.695% due 01/02/01 ...........................    $     461             461
                                                      ---------        --------
                                TOTAL INVESTMENTS-         98.7%         15,527
              Cash and Receivables, less payables-          1.3%            201
                                                      ---------        --------
                                       NET ASSETS-        100.0%         15,728
                                                      =========        ========
* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS

Bank - 8.4%
   Bank America NA Charlotte
   6.826% due 09/06/01 ...........................     $  5,000        $  5,002
   Bank of New York
   7.22% due 05/09/01 ............................        4,005           4,007
   Bankers Trust Corp.
   6.627% due 03/16/01 ...........................        1,000           1,000
   Credit Suisse First Boston, Inc.
   6.727% due 08/09/01 ...........................        5,000           5,000
   Fleet National Bank - Sr. Notes
   6.727% due 09/07/01 ...........................        3,000           3,001
   Fleet National Bank of Rhode Island
   6.83% due 01/29/01 ............................        1,000           1,000
   FleetBoston Financial Corp. - Sr. Notes
   6.81% due 05/11/01 ............................       10,000          10,003
   Key Bank
   6.731% due 03/01/01 ...........................        5,000           4,999
   Merrill Lynch & Co., Inc. - Notes
   6.776% due 03/05/01 ...........................        3,000           3,001
   National City Bank
   6.78% due 04/23/01 ............................        5,000           5,001
                                                                       --------
                                                                         42,014

Brokerage & Investment Management - 2.0%
   Lehman Brothers Holdings, Inc. - Notes
   6.375% due 03/15/01 ...........................        5,000           4,996
   Morgan Stanley Dean Witter
   5.875% due 02/28/01 ...........................        5,000           4,992
                                                                       --------
                                                                          9,988

Cosmetic & Personal Care - 0.5%
   Unilever Capital Corp. - 144A (a)
   6.707% due 09/07/01 ...........................        2,500           2,500

Financial Services - 3.7%
   Associates Corp. NA - Sr. Notes
   6.598% due 03/16/01 ...........................        2,000           2,000
   Goldman Sach Group, Inc. Mountain
   6.89% due 11/26/01 ............................        2,000           2,002
   Lehman Brothers Holdings - Notes
   6.9% due 03/30/01 .............................        6,000           6,002
   Lehman Brothers Holdings, Inc. - Notes
   6.9% due 01/29/01 .............................        3,000           3,000
   Merrill Lynch & Co., Inc. - Notes
   7.101% due 01/12/01 ...........................        5,000           5,001
                                                                       --------
                                                                         18,005

Personal & Commercial Lending - 4.7%
   American Honda Finance Corp. - Notes
   6.788% due 01/16/01 ...........................        5,000           5,000
   American Honda Finance Corp. Mountain
   6.688% due 02/16/01 ...........................        5,000           5,000
   General Motors Acceptance Corp.
   6.528% due 03/30/01 ...........................        4,125           4,126
   Household Finance Corp.
   6.908% due 08/01/01 ...........................        4,000           4,002
   7.261% due 04/24/01 ...........................        5,000           5,007
                                                                       --------
                                                                         23,135

Telecommunication Services - 1.3%
   SBC Communications Capital Corp.
   6.752% due 05/01/01 ...........................        5,000           5,000
   TCI Communications, Inc. - Sr. Notes
   7.136% due 03/12/01 ...........................        1,500           1,502
                                                                       --------
                                                                          6,502
                                                                       --------
                      TOTAL PUBLICLY-TRADED BONDS-         20.6%        102,144

COMMERCIAL PAPER

Bank - 11.1%
   Abbey National
   6.51% due 02/20/01 ............................        4,198           4,160
   Abbey National America
   6.52% due 01/24/01 ............................        8,000           7,967
   Credit Suisse
   6.51% due 02/26/01 ............................        3,000           2,970
   6.55% due 01/05/01 ............................        5,000           4,996
   CSN Overseas Barclays Bank
   6.5% due 02/08/01 .............................        4,000           3,973
   Den Denske Corp.
   6.56% due 01/05/01 ............................        3,000           2,998
   Deutsche Bank AG
   6.25% due 03/05/01 ............................        5,000           4,945
   Deutsche Bank Fina
   6.53% due 01/19/01 ............................        8,000           7,973
   Fleet National Bank
   6.56% due 01/16/01 ............................        1,500           1,496
   Royal Bank of Canada
   6.52% due 02/13/01 ............................        8,900           8,830
   Svenska Handelsbanken NY
   6.75% due 02/14/01 ............................        5,000           4,999
                                                                       --------
                                                                         55,307

Brokerage & Investment Management - 4.6%
   Merrill Lynch & Co., Inc.
   6.53% due 02/09/01 ............................        8,000           7,943
   Prudential Funding Corp.
   6.54% due 01/04/01 ............................        5,000           4,997
   Salomon Smith Barney Holdings, Inc.
   6.6% due 01/04/01 .............................       10,000           9,995
                                                                       --------
                                                                         22,935

Chemical - 0.4%
   Sinochem American CP, Inc.
   6.52% due 02/06/01 ............................        2,000           1,987

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
COMMERCIAL PAPER - Continued

Diversified Operations - 1.6%
   Ciesco L.P.
   6.5% due 01/22/01 .............................     $  3,587        $  3,573
   Diageo Capital plc
   6.52% due 01/23/01 ............................        4,650           4,632
                                                                       --------
                                                                          8,205

Electric Power - 1.4%
   General Electric Credit Capital of Puerto Rico
   6.56% due 01/05/01 ............................        3,961           3,958
   National Rural Utilities
   Cooperative Finance Corp.
   6.55% due 01/12/01 ............................        3,000           2,994
                                                                       --------
                                                                          6,952

Financial Services - 41.5%
   Asset Securitization Cooperative Corp.
   6.55% due 01/08/01 ............................        2,354           2,351
   6.55% due 01/09/01 ............................        4,536           4,529
   AWB Finance, Ltd.
   6.4% due 02/20/01 .............................        3,000           2,973
   CBA Delaware Finance
   6.44% due 02/08/01 ............................        4,360           4,330
   Centric Capital Corp.
   6.28% due 03/29/01 ............................        4,000           3,939
   6.47% due 02/16/01 ............................        4,000           3,967
   6.55% due 01/25/01 ............................        3,000           2,987
   6.6% due 01/08/01 .............................        5,850           5,842
   6.6% due 01/10/01 .............................        4,600           4,592
   Clipper Receivables Corp.
   6.62% due 01/02/01 ............................        1,511           1,511
   6.62% due 01/30/01 ............................        4,000           3,979
   Delaware Funding Corp.
   6.43% due 02/26/01 ............................        3,475           3,440
   6.53% due 01/17/01 ............................        2,000           1,994
   6.53% due 01/18/01 ............................        2,182           2,175
   6.53% due 01/23/01 ............................        4,000           3,984
   Eagle Funding Capital Corp.
   6.31% due 03/20/01 ............................        1,391           1,372
   6.56% due 02/12/01 ............................        4,000           3,969
   6.57% due 02/12/01 ............................        3,750           3,721
   6.59% due 01/04/01 ............................        2,306           2,305
   6.6% due 01/04/01 .............................        1,057           1,056
   Enterprise Funding Corp.
   6.25% due 03/28/01 ............................        7,142           7,035
   6.53% due 02/23/01 ............................        6,257           6,197
   Falcon Asset Securitization Corp.
   6.4% due 02/27/01 .............................        6,000           5,939
   6.6% due 01/02/01 .............................        9,985           9,983
   6.6% due 01/03/01 .............................        2,000           1,999
   Fleet Funding Corp.
   6.53% due 01/03/01 ............................        6,000           5,998
   International Lease Finance Corp.
   6.53% due 01/30/01 ............................        6,210           6,177
   Lexington Parker Capital Corp.
   6.42% due 03/02/01 ............................        7,767           7,685
   Lexignton Parker Capital Corp. CP
   6.38% due 03/02/01 ............................        1,000             989
   6.55% due 02/20/01 ............................        2,000           1,982
   Monte Rosa Capital Corp.
   6.5% due 02/05/01 .............................        4,844           4,813
   6.56% due 02/01/01 ............................        5,000           4,972
   6.57% due 01/16/01 ............................        2,883           2,875
   Monte Rosa Capital Corp.
   6.56% due 01/11/01 ............................        8,000           7,986
   Old Line Funding Corp.
   6.61% due 01/02/01 ............................        4,000           3,999
   Old Line Funding, Corp.
   6.6% due 01/05/01 .............................        4,897           4,893
   Philip Morris Capital Corp.
   6.42% due 02/21/01 ............................        4,000           3,964
   Preferred Receivables Corp.
   6.55% due 01/23/01 ............................        2,112           2,104
   6.63% due 01/25/01 ............................        5,000           4,979
   Receivables Capital Corp.
   6.61% due 01/02/01 ............................        1,138           1,138
   Sheffield Receivables Corp.
   6.43% due 02/23/01 ............................        4,000           3,962
   6.47% due 02/06/01 ............................        6,000           5,961
   6.6% due 01/02/01 .............................        2,382           2,382
   6.6% due 01/12/01 .............................        3,780           3,772
   Sigma Finance, Inc.
   6.43% due 02/28/01 ............................        3,750           3,711
   6.53% due 01/22/01 ............................        1,870           1,863
   6.53% due 02/23/01 ............................        1,150           1,139
   6.54% due 02/14/01 ............................        4,221           4,187
   6.57% due 01/08/01 ............................        6,747           6,739
   Windmill Funding Corp.
   6.42% due 02/07/01 ............................        3,560           3,537
   6.48% due 02/15/01 ............................        5,000           4,960
   6.65% due 01/03/01 ............................        3,345           3,344
                                                                       --------
                                                                        206,280

Food, Beverage & Tobacco - 1.8%
   Coca-Cola Co.
   6.5% due 01/29/01 .............................        4,000           3,980
   Philip Morris Companies, Inc.
   6.7% due 01/12/01 .............................        5,000           4,990
                                                                       --------
                                                                          8,970

Leisure & Recreation - 2.6%
   K2 USA LLC
   6.3% due 03/28/01 .............................        1,000             985
   6.57% due 01/10/01 ............................        5,000           4,992
   6.57% due 02/01/01 ............................        3,000           2,983

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
COMMERCIAL PAPER - Continued

Leisure & Recreation - Continued
   6.57% due 02/05/01 ............................     $  4,000        $  3,974
                                                                       --------
                                                                         12,934

Machinery - 4.0%
   Dover Corp.
   6.4% due 02/22/01 .............................        4,000           3,963
   6.5% due 02/15/01 .............................        4,000           3,968
   6.55% due 01/26/01 ............................        4,000           3,982
   6.56% due 01/31/01 ............................        8,000           7,956
                                                                       --------
                                                                         19,869

Media - Publishing - 0.8%
   Reed Elsevier, Inc.
   6.52% due 01/26/01 ............................        4,000           3,982

Personal & Commercial Lending - 6.7%
   American General Finance Corp.
   6.52% due 01/22/01 ............................        6,000           5,977
   Ford Motor Credit Co.
   6.46% due 02/07/01 ............................        4,000           3,973
   6.48% due 02/02/01 ............................        8,000           7,955
   6.53% due 01/17/01 ............................        6,028           6,011
   6.54% due 01/09/01 ............................        2,000           1,997
   General Motors Acceptance Corp.
   6.54% due 01/10/01 ............................        3,000           2,995
   Toyota Motor Credit Co.
   6.35% due 02/22/01 ............................        4,000           3,963
                                                                       --------
                                                                         32,871

Telephone - 1.4%
   AT & T Corp.
   6.52% due 01/09/01 ............................        1,872           1,869
   6.53% due 01/18/01 ............................        5,156           5,140
                                                                       --------
                                                                          7,009
                                                                       --------
                           TOTAL COMMERCIAL PAPER-         77.9%        387,301
                                                       --------        --------
                                TOTAL INVESTMENTS-         98.5%        489,445
              Cash and Receivables, less payables-          1.5%          7,408
                                                       --------        --------
                                       NET ASSETS-        100.0%        496,853

See notes to financial statements.

(a) Pursuant to Rule 144A (a) under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $2,500 or 0.51% of net assets of the Portfolio.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.3%
   General Dynamics Corp. ........................       26,100        $  2,036
   Raytheon Co. - Cl. A ..........................       32,000             928
                                                                       --------
                                                                          2,964

Auto & Truck Parts - 1.4%
   Lear Corp. * ..................................       74,400           1,846

Bank - 8.2%
   Astoria Financial Corp. .......................       14,300             777
   Dime Bancorp, Inc. ............................       76,200           2,253
   Golden State Bancorp, Inc. ....................       40,700           1,279
   Golden West Financial Corp. ...................       29,500           1,991
   M & T Bank Corp. ..............................       31,200           2,122
   Mercantile Bankshares Corp. ...................       12,900             557
   SouthTrust Corp. ..............................       21,800             887
   Valley National Bancorp .......................       20,900             696
                                                                       --------
                                                                         10,562

Brokerage & Investment Management - 0.5%
   A.G. Edwards, Inc. ............................       12,900             612

Business Services - 1.6%
   Dun & Bradstreet Corp. ........................       58,200           1,506
   H & R Block, Inc. .............................       13,500             558
                                                                       --------
                                                                          2,064

Chemical - 4.2%
   Air Products & Chemicals, Inc. ................       16,500             676
   Cabot Corp. ...................................       43,400           1,145
   Cytec Industries, Inc. * ......................       16,800             671
   Engelhard Corp. ...............................       60,400           1,231
   Lyondell Chemical Co. .........................       43,300             663
   Sigma-Aldrich Corp. ...........................       26,100           1,026
                                                                       --------
                                                                          5,412

Commercial Sevices - 4.4%
   Choicepoint, Inc. .............................       44,200           2,898
   Iron Mountain, Inc. * .........................       19,400             720
   Moody's Corp. * ...............................       78,100           2,006
                                                                       --------
                                                                          5,624

Computer Equipment - 0.9%
   Mentor Graphics Corp. * .......................       42,200           1,158

Computer Software & Services - 4.2%
   Cadence Design Systems, Inc. * ................       31,900             877
   Citrix Systems, Inc. * ........................       39,400             887
   DST Systems, Inc. * ...........................       18,700           1,253
   NCR Corp. * ...................................       25,600           1,258
   SunGard Data Systems, Inc. ....................       25,600           1,206
                                                                       --------
                                                                          5,481

Consumer Miscellaneous - 0.6%
   Harman International Industries, Inc. .........       21,300             777

Diversified Operations - 3.7%
   Cooper Industries, Inc. .......................       25,700           1,181
   Crane Co. .....................................       41,700           1,186
   Danaher Corp. .................................       17,900           1,224
   Pall Corp. ....................................       59,100           1,259
                                                                       --------
                                                                          4,850

Electric Power - 7.7%
   American Electric Power Co. ...................       16,600             772
   Dominion Resources, Inc. ......................       21,300           1,427
   DPL, Inc. .....................................       53,400           1,772
   Edison International ..........................       50,800             794
   Entergy Corp. .................................        7,700             326
   Exelon Corp. ..................................       39,175           2,750
   Teco Energy, Inc. .............................       24,300             787
   UtiliCorp United, Inc. ........................       43,500           1,348
                                                                       --------
                                                                          9,976

Electronic Products & Services - 2.2%
   Arrow Electronics, Inc. * .....................       21,200             607
   KLA-Tencor Corp. * ............................       17,300             583
   Sensormatic Electronics Corp. * ...............       38,400             770
   Teradyne, Inc. * ..............................       24,300             905
                                                                       --------
                                                                          2,865

Financial Services - 1.4%
   Federated Investors, Inc. Cl. B ...............       35,400           1,031
   GreenPoint Financial Corp. ....................       17,500             716
                                                                       --------
                                                                          1,747

Food, Beverage & Tobacco - 1.5%
   Hershey Foods Corp. ...........................       15,000             966
   Wm. Wrigley Jr. Co. ...........................        9,500             910
                                                                       --------
                                                                          1,876

Health Care Products - 3.9%
   Beckman Coulter, Inc. .........................       17,600             738
   Bergen Brunswig Corp. - Cl. A .................       92,200           1,460
   Carter Wallace, Inc. ..........................       46,600           1,555
   Charles River Laboratories * ..................       29,200             799
   Genzyme Corp. (General Division) * ............        5,500             495
                                                                       --------
                                                                          5,047

Health Care Services - 2.5%
   Health Management Associates, Inc. -
     Cl. A * .....................................       52,900           1,098
   Omnicare, Inc. ................................       63,400           1,371
   Wellpoint Health Networks, Inc. * .............        6,200             714
                                                                       --------
                                                                          3,183

Housing - 0.9%
   Centex Corp. ..................................       31,300           1,176

Insurance - 8.3%
   Ace, Ltd. * ...................................       48,700           2,067
   Allmerica Financial Corp. .....................       22,200           1,610
   Ambac Financial Group, Inc. ...................       19,650           1,146
   Aon Corp. .....................................       24,300             832

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP VALUE FUND
                                                                  Market
          Name of Issuer                                 Shares    Value
                                                                  (000's)
COMMON STOCK - Continued

Insurance - Continued
     Loews Corp. ....................................... 18,900   $ 1,957
     MBIA, Inc. ........................................ 12,900       956
     XL Capital, Ltd. - Cl. A .......................... 24,900     2,176
                                                                  -------
                                                                   10,744
Leisure & Recreation - 0.7%
     Carnival Corp. .................................... 29,800       918

Machinery - 4.0%
     FMC Corp. * ....................................... 33,900     2,430
     SPX Corp. .........................................  5,500       595
     Thermo Electron Corp. * ........................... 72,000     2,142
                                                                  -------
                                                                    5,167

Media - TV / Radio - 3.4%
     A.H. Belo Corp. ...................................101,800     1,629
     Cablevision Systems Corp. - Cl. A * ............... 13,300     1,130
     E.W. Scripps Co. - Cl. A .......................... 26,800     1,685
                                                                  -------
                                                                    4,444

Oil & Natural Gas Exploration & Production - 6.8%
     Apache Corp. ...................................... 25,700     1,801
     Burlington Resources, Inc. ........................ 20,700     1,045
     Cross Timbers Oil Company ......................... 46,900     1,301
     EOG Resources, Inc. ............................... 37,400     2,045
     Kinder Morgan, Inc. ............................... 13,000       678
     Louis Dreyfus Natural Gas Corp. * ................. 21,600       990
     USX-Marathon Group ................................ 34,800       966
                                                                  -------
                                                                    8,826

Oil - Equipment & Service - 1.6%
     Gulf Canada Resources, Ltd. * .....................161,200       816
     Tidewater, Inc. ................................... 12,600       559
     Weatherford International, Inc. * ................. 14,400       681
                                                                  -------
                                                                    2,056


Paper & Forest Products - 0.5%
     Bowater, Inc. ..................................... 10,600       598

Personal & Commercial Lending - 2.4%
     Countrywide Credit Industries, Inc. ............... 43,000     2,161
     USA Education, Inc. ............................... 14,700       999
                                                                  -------
                                                                    3,160

Pollution Control - 2.5%
     Allied Waste Industries, Inc. * ...................108,600     1,582
     Waste Management, Inc. ............................ 61,300     1,701
                                                                  -------
                                                                    3,283


Real Estate Development - 1.4%
     Lennar Corp. ...................................... 48,300     1,751

Real Estate Investment Trust - 2.5%
     Boston Properties, Inc. ........................... 27,100     1,179
     Equity Office Properties Trust .................... 42,400     1,383
     Spieker Properties, Inc. .......................... 14,400       722
                                                                  -------
                                                                    3,284

Real Estate Operations - 1.2%
     IndyMac Mortgage  Holdings, Inc.................... 53,600     1,581


Retail - Department Stores - 2.1%
     Barnes & Noble, Inc. * ............................ 38,600     1,023
     Federated Department Stores, Inc. * ............... 24,200       847
     Staples, Inc. * ................................... 68,500       809
                                                                  -------
                                                                    2,679
Retail - Drug Stores - 0.5%
     TJX Cos., Inc. .................................... 22,600       627

Telecommunication Services - 1.0%
     Broadwing, Inc. ................................... 54,300     1,239

Telephone - 0.4%
     Telephone and Data Systems, Inc. ..................  5,200       468

Transportation Services - 3.4%
     Burlington Northern Santa Fe ...................... 32,800       929
     Continental Airlines, Inc. - Cl. B * .............. 24,600     1,270
     GATX Corp. ........................................ 45,000     2,244
                                                                  -------
                                                                    4,443
                                                                  -------
                                     TOTAL COMMON STOCK-   94.8%  122,488

                                                            Par
                                                           Value
                                                          (000's)
SHORT-TERM INVESTMENTS - 5.0%
     Investment in joint trading account (Note B)
      6.695% due 01/02/01                               $ 6,504     6,504
                                                        -------   -------
                                     TOTAL INVESTMENTS-    99.8%  128,992
                   Cash and Receivables, less payables-     0.2%      241
                                                        -------   -------
                                            NET ASSETS-   100.0%  129,233
                                                        =======   =======

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND
                                                                  Market
          Name of Issuer                                 Shares    Value
                                                                  (000's)
COMMON STOCK

Automobile - 2.0%
     United Rentals, Inc. * ............................279,500   $ 3,756

Bank - 2.2%
     Mercantile Bankshares Corp. ....................... 36,700     1,585
     Westamerica Bancorporation ........................ 35,600     1,531
     Wilmington Trust Trust Corp. ...................... 16,900     1,049
                                                                  -------
                                                                    4,165

Brokerage & Investment Management - 1.3%
     Investment Technology Group, Inc. ................. 60,000     2,505

Business Services - 1.3%
     American Management Systems, Inc. * ...............121,700     2,411

Chemical - 0.7%
     MacDermid, Inc. ................................... 75,000     1,425

Commercial Sevices - 7.5%
     ACNielson Corp. * ................................. 46,200     1,675
     DeVry, Inc. * ..................................... 67,700     2,556
     G & K Services, Inc. - Cl. A ......................141,400     3,977
     NOVA Corp. - Georgia * ............................145,000     2,891
     TMP Worldwide, Inc. * ............................. 58,500     3,217
                                                                  -------
                                                                   14,316

Computer Equipment - 0.4%
     CDW Computer Centers, Inc. * ...................... 15,000       418
     Extreme Networks, Inc. * .......................... 11,200       438
                                                                  -------
                                                                      856

Computer Software & Services - 21.9%
     Acxiom Corp. * ................................... 123,300     4,801
     Affiliated Computer Services, Inc. - Cl. A * .....  36,000     2,185
     Agile Software Corp. * ...........................  10,000       494
     Black Box Corp. * ................................  43,300     2,092
     CheckFree Corp. ..................................  14,000       595
     DST Systems, Inc. * ..............................  34,700     2,325
     E.piphany, Inc. * ................................   8,000       431
     Fiserv, Inc. .....................................  54,900     2,604
     IMS Health, Inc. ................................. 167,800     4,531
     Intuit, Inc. * ...................................  53,600     2,114
     Macromedia, Inc. * ...............................  43,000     2,612
     Mercury Interactive Corp. * ......................   6,900       623
     National Instruments Corp. * .....................  33,000     1,602
     Openwave Systems, Inc. * .........................   4,000       192
     Peoplesoft, Inc. .................................  20,000       744
     Radiant Systems, Inc. * ..........................  22,000       451
     Rational Software Corp. * ........................ 110,700     4,310
     Research in Motion, Ltd. * .......................  10,000       800
     SunGard Data Systems, Inc. .......................  37,900     1,786
     Systems & Computer Technology Corp. * ............ 183,900     2,264
     Trizetto Group, Inc. * ...........................  46,000       768
     Verity, Inc. * ................................... 104,600     2,517
     Vignette Corp. * .................................  39,500       711
                                                                  -------
                                                                   41,552

Consumer Miscellaneous - 2.2%
     Catalina Marketing Corp. * ....................... 110,100     4,287

Container - 2.0%
     Bemis Co., Inc. ................................... 79,000     2,652
     Sealed Air Corp. * ................................ 36,200     1,104
                                                                  -------
                                                                    3,756

Cosmetic & Personal Care - 0.8%
     AptarGroup, Inc. .................................. 50,000     1,469

Diversified Operations - 1.4%
     Ionics, Inc. * .................................... 92,400     2,622

Electric Power - 4.5%
     Calpine Corp. * ................................... 67,000     3,019
     Montana Power Co. .................................180,400     3,743
     Pinnacle West Capital Corp. ....................... 36,500     1,739
                                                                  -------
                                                                    8,501

Electrical Equipment - 2.1%
     Littelfuse, Inc. * ............................... 138,400     3,962

Electronic Products & Services - 3.6%
     Cymer, Inc. * ..................................... 37,900       975
     Dallas Semiconductor Corp. ........................ 96,500     2,473
     Novellus Systems, Inc. * .......................... 10,900       392
     QLogic Corp. * ....................................  8,000       616
     TranSwitch Corp. * ................................  6,000       235
     Veeco Instruments Inc. * .......................... 52,000     2,086
                                                                  -------
                                                                    6,777

Food, Beverage & Tobacco - 2.1%
     Pepsi Bottling Group, Inc. ........................ 98,100     3,918

Health Care Products - 8.4%
     ALZA Corp. * ...................................... 44,400     1,887
     Becton, Dickinson & Co. ........................... 72,100     2,496
     Biomet, Inc. ...................................... 73,250     2,907
     Cephalon, Inc. * .................................. 19,000     1,203
     COR Therapeutics, Inc. * .......................... 15,200       535
     CV Therapeutics, Inc. * ........................... 11,500       813
     Gene Logic, Inc. * ................................ 37,000       680
     Genzyme Corp. (General Division) * ................ 30,500     2,743
     Gilead Sciences, Inc. * ........................... 11,500       954
     Haemonetics Corp. * ............................... 27,100       837
     NPS Pharmaceuticals, Inc. * ....................... 17,500       840
                                                                  -------
                                                                   15,895

Health Care Services - 0.7%
     Regeneron Pharmaceuticals * ....................... 17,000       599
     Trigon Healthcare, Inc. * ......................... 10,100       786
                                                                  -------
                                                                    1,385

Household Appliances / Furnishings - 2.6%
     Herman Miller, Inc. ...............................171,400     4,928

Insurance - 2.3%
     Reinsurance Group of America ......................121,900     4,327

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND
                                                                      Market
          Name of Issuer                                     Shares    Value
                                                                      (000's)
COMMON STOCK - Continued
Leisure & Recreation - 2.0%
     Speedway Motorsports, Inc. * ......................    162,000  $  3,888

Oil - 1.9%
     Petro-Canada ......................................    145,900     3,711

Oil & Natural Gas Exploration & Production - 4.5%
     Atwood Oceanics, Inc. * ...........................     30,400     1,332
     Helmerich & Payne, Inc. ...........................     97,700     4,286
     Murphy Oil Corp. ..................................     47,200     2,853
                                                                     --------
                                                                        8,471

Oil - Equipment & Service - 1.8%
     Hanover Compressor Co. * ..........................     78,300     3,489

Retail - Department Stores - 5.4%
     Bed Bath & Beyond, Inc. * .........................    116,500     2,607
     Family Dollar Stores, Inc. ........................    214,000     4,587
     Staples, Inc. * ...................................    261,400     3,088
                                                                     --------
                                                                       10,282

Retail - Food - 0.8%
     Whole Foods Market, Inc. * ........................     24,800     1,516

Telecommunication Equipment - 5.8%
     CommScope, Inc. * .................................    137,700     2,281
     DMC Stratex Networks, Inc. - Notes * ..............    136,100     2,041
     Symbol Technologies, Inc. .........................    113,600     4,089
     Tekelec, Inc. .....................................     69,900     2,097
     TriQuint Semiconductor, Inc. * ....................      9,400       411
     Westell Technologies, Inc. Cl. A * ................     49,200       151
                                                                     --------
                                                                       11,070

Telecommunication Services - 1.3%
     Allegiance Telecom, Inc. * ........................     40,500       902
     Broadwing, Inc. ...................................     25,500       582
     McLeodUSA, Inc. - Cl. A * .........................     72,100     1,018
                                                                     --------
                                                                        2,502

Transportation Services - 1.3%
     EGL, Inc. * ......................................     101,000     2,418
                                                                     --------
                                    TOTAL COMMON STOCK-        94.8%  180,160

                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS - 5.5%
     Investment in joint trading account (Note B)
      6.695% due 01/02/01 .............................    $ 10,456    10,456
                                                           --------  --------
                                     TOTAL INVESTMENTS-       100.3%  190,616
                   Payables, less cash and receivables-        (0.3)%    (606)
                                                           --------  --------
                                            NET ASSETS-       100.0%  190,010
                                                           ========  ========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                           Par      Market
          Name of Issuer                                  Value     Value
                                                         (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.3%
     Lockheed Martin Corp.
     7.25% due 05/15/06 .................................$  300    $  311
     Northrop-Grumman Corp. - Debs.
     7.75% due 03/01/16 ...................................  75        76
     Raytheon Co. - Notes
     6.75% due 08/15/07 ................................... 200       199
     United Technologies Corp. - Debs.
     8.875% due 11/15/19 ..................................  50        58
     United Technology Corp.
     6.625% due 11/15/04 .................................. 200       204
                                                                   ------
                                                                      848

Auto & Truck Parts - 0.7%
     Dana Corp. - Notes
     7.0% due 03/15/28 ....................................  75        39
     TRW, Inc.
     7.125% due 06/01/09 .................................. 150       136
     Visteon Corp.
     7.95% due 08/01/05 ................................... 250       251
                                                                   ------
                                                                      426

Automobile - 1.0%
     DaimlerChrysler NA Holding Co.
     6.9% due 09/01/04 .................................... 450       446
     Delphi Automotive Systems Corp. - Debs.
     7.125% due 05/01/29 ..................................  50        42
     Hertz Corp. - Sr. Notes
     8.25% due 06/01/05 ................................... 125       131
                                                                   ------
                                                                      619
Bank - 4.4%
     Abbey National plc - Debs.
     7.95% due 10/26/29 ................................... 100       106
     African Development Bank - Sub. Notes
     6.875% due 10/15/15 ..................................  35        36
     Asian Development Bank - Bonds
     5.5% due 04/23/04 .................................... 270       267
     Bank of America Corp. - Sub. Notes
     7.8% due 02/15/10 .................................... 250       260
     Bank One Corp. - Sr. Notes
     5.625% due 02/17/04 .................................. 150       146
     BankAmerica Corp. - Sub. Notes
     6.5% due 03/15/06 .................................... 150       149
     Chase Manhattan Corp. - Sub. Notes
     7.125% due 02/01/07 .................................. 225       229
     First Union Corp. - Sub. Notes
     8.125% due 06/24/02 .................................. 230       235
     Fleet Boston Corp. - Sub. Notes
     7.375% due 12/01/09 .................................. 100       103
     Fleet Financial Group - Sub. Debs.
     6.7% due 07/15/28 ....................................  75        66
     Golden West Financial Corp. - Sub. Notes
     6.7% due 07/01/02 ...................................  150       150
     HSBC Holdings plc
     7.5% due 07/15/09 ...................................  150       156
     InterAmerican Development Bank - Debs.
     8.5% due 03/15/11 ...................................  200       236
     Korea Development Bank - Bonds
     7.375% due 09/17/04 .................................  120       120
     National City Bank of Pennsylvania - Sub.
       Notes
     7.25% due 10/21/11 ..................................   50        50
     Royal Bank of Scotland plc - Sub.
       Notes
     6.4% due 04/01/09 ...................................  150       145
     Wachovia Corp. - Sub. Notes
     5.625% due 12/15/08 .................................   75        68
     Wells Fargo & Co. - Sub. Notes
     6.875% due 04/01/06 .................................  150       153
     Wells Fargo Co. - notes
     6.625% due 07/15/04 .................................  175       177
                                                                   ------
                                                                    2,852

Brokerage & Investment Management - 1.0%
     Bear Stearns Co., Inc.
     7.625% due 02/01/05 .................................  250       256
     Lehman Brothers Holdings, Inc. - Notes
     8.5% due 05/01/07 ...................................  100       106
     Merrill Lynch & Co., Inc. - Notes
     8.0% due 06/01/07 ...................................  200       212
     Morgan Stanley, Discover & Co.
     6.875% due 03/01/07 .................................  100       101
                                                                   ------
                                                                      675

Business Services - 0.2%
     Electronic Data Systems Corp.
     7.125% due 10/15/09 .................................  100       104

Chemical - 0.9%
     Eastman Chemical - Debs.
     7.6% due 02/01/27 ...................................  150       136
     ICI Wilmington, Inc. - Debs.
     8.75% due 05/01/01 ..................................  300       301
     Morton International, Inc. - Debs.
     9.25% due 06/01/20 ..................................   40        46
     Rohm & Haas Co. - Notes
     7.4% due 07/15/09 ...................................   80        82
                                                                   ------
                                                                      565

Computer Equipment - 0.5%
     Hewlett - Packard Co. - Notes
     7.15% due 06/15/05 ..................................  200       207
     International Business Machines Corp. - Debs.
     7.0% due 10/30/25 ...................................  100        98
                                                                   ------
                                                                      305

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                         Par      Market
        Name of Issuer                                   Value     Value
                                                        (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Consumer Miscellaneous - 0.3%
     Fortune Brands, Inc. - Debs.
     7.875% due 01/15/23 ................................$  100    $   99
     United Utilities plc - Notes
     6.875% due 08/15/28 .................................. 100        84
                                                                   ------
                                                                      183

Cosmetic & Personal Care - 0.0%
     Procter & Gamble Co. - Debs.
     6.45% due 01/15/26 ................................... 100        96

Diversified Operations - 0.6%
     Diageo Capital plc
     6.125% due 08/15/05 .................................. 200       199
     Honeywell International, Inc. - Notes
     7.5% due 03/01/10 ....................................  75        81
     John Deere Capital Corp. - Notes
     6.0% due 02/15/09 ....................................  60        56
     Tyco International Group SA
     6.375% due 06/15/05 ..................................  80        80
                                                                   ------
                                                                      416

Electric Power - 1.4%
     CalEnergy Co., Inc. - Bonds
     8.48% due 09/15/28 ...................................  60        65
     Duke Energy Co. - 1st Ref. Mtg.
     6.75% due 08/01/25 ................................... 100        89
     Enersis SA - Notes
     6.9% due 12/01/06 ....................................  30        28
     Florida Power & Light Co.
     7.75% due 02/01/23 ...................................  50        49
     Niagara Mohawk Power Corp.
     7.75% due 10/01/08 ................................... 200       209
     Ontario Hydro - Local Govt. Gtd.
     6.1% due 01/30/08 .................................... 100       100
     Philadelphia Electric Co. - 1st Ref. Mtg.
     7.125% due 09/01/02 .................................. 100       101
     Tennessee Valley Authority
     6.75% due 11/01/25 ................................... 100       105
     Virginia Electric Power Co. - 1st Mtge.
     7.625% due 07/01/07 .................................. 150       156
                                                                   ------
                                                                      902

Financial Services - 3.1%
     Ameritech Capital Funding Corp.
     6.875% due 10/15/27 ..................................  60        56
     Associates Corp. of North America
     5.5% due 02/15/04 .................................... 175       171
     Citicorp Capital II
     8.015% due 02/15/27 .................................. 100        96
     Ford Capital B.V. - Debs.
     9.5% due 06/01/10 .................................... 150       169

Financial Services - Continued
     GATX Capital Corp. - Notes
     6.875% due 12/15/06 .................................. 100        94
     General Electric Capital Corp. - Debs.
     8.75% due 05/21/07 ................................... 250       282
     Goldman Sachs Group, Inc. - Notes
     7.35% due 10/01/09 ................................... 100       102
     Hartford Financial Services Group - Sr. Notes
     7.75% due 06/15/05 ................................... 150       158
     KFW International Finance - Debs.
     9.125% due 05/15/01 .................................. 300       303
     Morgan Stanley, Dean Witter, Discover & Co. -
       Notes
     6.875% due 03/01/03 .................................. 200       202
     Newcourt Credit Group, Inc. Ser. B
     6.875% due 02/16/05 .................................. 100        99
     Qwest Capital Funding - 144A (a)
     7.9% due 08/15/10 ....................................  90        92
     Sumitomo Bank International Finance NV -
     Notes
     8.5% due 06/15/09 .................................... 100       107
     Washington Mutual Capital I
     8.375% due 06/01/27 ..................................  60        56
                                                                   ------
                                                                    1,987

Food, Beverage & Tobacco - 1.3%
     Archer Daniels Midland Co. - Notes
     6.25% due 05/15/03 ................................... 275       275
     Coca-Cola Enterprises, Inc. - Debs.
     8.5% due 02/01/22 .................................... 100       115
     Conagra, Inc. - Debs.
     9.75% due 03/01/21 ...................................  75        91
     Pepsi Bottling Group, Inc. - Sr.
     Notes Ser. B
     7.0% due 03/01/29 .................................... 100        99
     Philip Morris Cos., Inc. - Debs.
     8.25% due 10/15/03 ................................... 100       103
     SUPERVALU, Inc. - Notes
     7.625% due 09/15/04 .................................. 150       153
                                                                   ------
                                                                      836

Foreign Governmental - 2.5%
     Government of New Zealand - Debs.
     8.75% due 12/15/06 ................................... 120       135
     Hydro-Quebec
     8.4% due 01/15/22 .................................... 100       115
     Kingdom of Sweden - Debs.
     12.0% due 02/01/10 ...................................  75       103
     Malaysia - Bonds
     8.75% due 06/01/09 ...................................  50        54
     Province of Manitoba - Debs.
     6.875% due 09/15/02 .................................. 200       203
     Province of Newfoundland - Debs.
     9.0% due 10/15/21 ....................................  60        71

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                           Par      Market
          Name of Issuer                                  Value     Value
                                                         (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Foreign Governmental - Continued
     Province of Ontario
     8.0% due 10/17/01 ................................. $  200   $   203
     Province of Quebec - Debs.
     7.5% due 07/15/23 .................................    100       106
     Republic of Greece - Notes
     6.95% due 03/04/08 ................................    150       156
     Republic of Korea
     8.75% due 04/15/03 ................................     85        88
     8.875% due 04/15/08 ...............................    100       108
     Spain Kingdom
     7.0% due 07/19/05 .................................    250       261
                                                                 --------
                                                                    1,603

Health Care Products - 0.1%
     Eli Lilly & Co. - Notes
     7.125% due 06/01/25 ...............................     80        82

Insurance - 0.7%
     Aetna Inc.
     7.625% due 08/15/26 ...............................    100        98
     ALL STATE Corp.
     7.2% due 12/01/09 .................................    150       154
     Hartford Life, Inc. Debs.
     7.65% due 06/15/27 ................................     50        51
     Torchmark, Inc. - Debs.
     8.25% due 08/15/09 ................................    100       106
     Travelers Property Casualty Corp. -
     Sr. Notes
     7.75% due 04/15/26 ................................     50        51
                                                                 --------
                                                                      460

Machinery - 0.4%
     Caterpillar, Inc. - Debs.
     8.0% due 02/15/23 .................................     50        53
     Reliance Electric Co. - Notes
     6.8% due 04/15/03 .................................    200       205
                                                                 --------
                                                                      258

Media - TV / Radio - 0.8%
     News America Holdings, Inc. - Debs.
     7.7% due 10/30/25 .................................    100        91
     TCI Communciations, Inc. - Sr. Notes
     7.125% due 02/15/28 ...............................     70        62
     The Walt Disney Co. - Sr. Notes
     6.75% due 03/30/06 ................................    200       206
     Time Warner Entertainment, Inc. - Sr.
     Notes
     8.375% due 07/15/33 ...............................    100       109
     Viacom, Inc.
     7.875% due 07/30/30 ...............................     50        51
                                                                 --------
                                                                      519

Metals & Mining - 0.3%
     Noranda, Inc. - Debs.
     7.0% due 07/15/05 .................................    200       195


Natural Gas Distribution - 0.4%
     Enron Corp. - Notes
     6.75% due 09/15/04 ................................    100       101
     Pacific Gas & Electric Co.
     6.75% due 10/01/23 ................................     50        34
     Tennessee Gas Pipeline - Bonds
     7.5% due 04/01/17 .................................    100       100
                                                                 --------
                                                                      235

Oil - 0.5%
     Atlantic Richfield Co. (ARCO) - Notes
     5.55% due 04/15/03 ................................     75        75
     Conoco, Inc. - Sr. Notes
     6.95% due 04/15/29 ................................     90        88
     Occidental Petroleum Corp. - Debs.
     7.2% due 04/01/28 .................................     40        38
     Tosco Corp. - Notes
     7.625% due 05/15/06 ...............................    115       120
                                                                 --------
                                                                      321

Oil & Natural Gas Exploration & Production - 0.6%
     Burlington Resources, Inc - Debs.
     9.125% due 10/01/21 ...............................     90       106
     Norsk Hydro A/S
     7.25% due 09/23/27 ................................     75        72
     Phillips Petroleum Co. - Debs.
     6.65% due 07/15/18 ................................     50        47
     Trans-Canada Pipelines
     7.7% due 06/15/29 .................................    100       100
     Union Oil Co. of California
     7.5% due 02/15/29 .................................     60        60
                                                                 --------
                                                                      385

Oil - Equipment & Service - 0.4%
     Coastal Corp. - Debs.
     6.5% due 06/01/08 .................................    100        97
     Petroleum-Geo Services ASA - Sr. Notes
     6.625% due 03/30/08 ...............................    175       163
                                                                 --------
                                                                      260

Paper & Forest Products - 0.3%
     Bowater, Inc. - Debs.
     9.0% due 08/01/09 .................................    100       106
     Champion International Corp. - Debs.
     7.35% due 11/01/25 ................................     50        47
     Westvaco Corp. - Notes
     7.1% due 11/15/09 .................................     35        34
                                                                 --------
                                                                      187

Personal & Commercial Lending - 3.9%
     Aristar, Inc. - Sr. Notes
     6.5% due 11/15/03 .................................    200       199

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                           Par     Market
          Name of Issuer                                  Value     Value
                                                         (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Personal & Commercial Lending - Continued
     CitiFinacial Credit Co. - Notes
     5.9% due 09/01/03 .................................  $ 150  $    149
     Ford Motor Co. - Bonds
     6.625% due 02/15/28 ...............................     50        42
     Ford Motor Credit Co.
     6.125% due 01/09/06 ...............................    300       289
     Ford Motor Credit Co. - Sr. Notes
     5.75% due 02/23/04 ................................    800       774
     General Motors Acceptance Corp.
     5.85% due 01/14/09 ................................    250       229
     General Motors Acceptance Corp. - Notes
     9.625% due 12/15/01 ...............................    350       361
     Household Finance Corp. - Notes
     6.5% due 11/15/08 .................................    280       269
     Toyota Motor Credit Corp. - Notes
     5.5% due 12/15/08 .................................     60        56
     U.S. West Capital Funding , Inc.
     6.5% due 11/15/18 .................................    150       130
                                                                 --------
                                                                    2,498

Real Estate Investment Trust - 0.0%
     Spieker Properties, Inc. - Debs.
     7.5% due 10/01/27 .................................     40        36

Retail - Department Stores - 0.5%
     Dayton Hudson Corp. - Debs.
     6.75% due 01/01/28 ................................     25        23
     Gap, Inc. - Notes
     6.9% due 09/15/07 .................................    100        96
     Wal Mart Stores, Inc.
     6.875% due 08/10/09 ...............................    100       104
     Wal-Mart Stores, Inc. - Debs.
     6.75% due 10/15/23 ................................    100       101
                                                                 --------
                                                                      324

Retail - Food - 0.4%
     Albertson's, Inc. - Notes
     6.625% due 06/01/28 ...............................     50        41
     McDonald's Corp. - Sub. Debs.
     7.31% due 09/15/27 ................................     60        58
     Safeway, Inc.
     7.25% due 09/15/04 ................................    150       154
                                                                 --------
                                                                      253

Telecommunication Equipment - 0.3%
     GTE Corp. - Debs.
     6.94% due 04/15/28 ................................    100        93
     Lucent Technologies, Inc. - Debs.
     6.5% due 01/15/28 .................................     50        34
     Lucent Technologies, Inc. - Notes
     7.25% due 07/15/06 ................................    100        93
                                                                 --------
                                                                      220

Telecommunication Services - 0.9%
     AT&T Canada, Inc. - Sr. Notes
     7.65% due 09/15/06 ................................    150       147
     Bell Canada
     7.75% due 04/01/06 ................................    125       130
     BellSouth Telecommunications, Inc. - Debs.
     7.0% due 10/01/25 .................................    100        95
     Deutsche Telekom International Finance
     8.25% due 06/15/30 ................................    100        99
     Vodafone Group plc
     7.75% due 02/15/10 ................................    100       104
                                                                 --------
                                                                      575

Telephone - 1.6%
     ALLTEL Corp. - Sr. Notes
     7.6% due 04/01/09 .................................    100       101
     AT&T Corp. - Notes
     6.0% due 03/15/09 .................................    200       178
     6.5% due 03/15/29 .................................     60        48
     Comcast Cable Communications - Notes
     8.875% due 05/01/17 ...............................     75        83
     MCI Worldcom, Inc. - Sr. Notes
     6.4% due 08/15/05 .................................    200       192
     New York Telephone Co. - Debs.
     7.25% due 02/15/24 ................................    100        93
     SBC Communications Capital Corp. - Debs.
     5.875% due 06/01/03 ...............................    100        99
     South Carolina Electric & Gas - 1st Mtge.
     7.5% due 06/15/23 .................................    100        97
     Sprint Capital Corp.
     6.875% due 11/15/28 ...............................    150       120
                                                                 --------
                                                                    1,011

Transportation Services - 1.0%
     American Airlines, Inc. - Pass Through
      Certificates
     7.024% due 04/15/11 ................................    60        61
     Burlington Northern Railroad Company
     6.125% due 03/15/09 ................................   150       144
     CSX Corp. - Debs.
     7.45% due 05/01/07 .................................   125       128
     Delta Air Lines, Inc. - Debs.
     10.375% due 12/15/22 ...............................   100       107
     Norfolk Southern Corp. - Notes
     7.35% due 05/15/07 .................................   125       128
     Union Pacific Corp. - Debs.
     6.625% due 02/01/29 ................................    85        77
                                                                 --------
                                                                      645

U.S. Government Agencies - 23.2%
     Federal Home Loan Bank - Bonds
     5.58% due 08/17/01 .................................   300       299
     6.75% due 02/15/02 ................................. 1,600     1,627
     7.1% due 04/10/07 ..................................   500       532

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                          Par       Market
          Name of Issuer                                 Value      Value
                                                        (000's)    (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
     Federal Home Loan Bank Disc. Corp. - Sr.
       Notes
     5.8% due 09/02/08 ................................  $  225    $  223
     Federal Home Loan Mortgage Corp.
     5.125% due 10/15/08 ..............................     400       379
     6.625% due 09/15/09 ..............................   1,000     1,042
     7.0% due 07/15/05 ................................     500       525
     Federal Home Loan Mortgage Corp. - Notes
     5.75% due 04/15/08 ...............................     750       742
     5.75% due 07/15/03 ...............................     800       802
     6.3% due 06/01/04 ................................     300       299
     6.875% due 01/15/05 ..............................     150       156
     Federal National Mortgage Assoc.
     5.125% due 02/13/04 ..............................     230       227
     6.375% due 06/15/09 ..............................     600       615
     Federal National Mortgage Assoc. - Bonds
     6.25% due 05/15/29 ...............................     465       467
     Federal National Mortgage Assoc. - Notes
     4.75% due 11/14/03 ...............................     175       171
     5.375% due 03/15/02 ..............................     450       448
     5.625% due 05/14/04 ..............................   1,100     1,098
     5.875% due 04/23/04 ..............................     300       296
     6.0% due 05/15/08 ................................     340       341
     6.19% due 02/19/09 ...............................     120       117
     6.5% due 04/29/09 ................................     200       199
     7.125% due 03/15/07 ..............................     525       560
     7.125% due 01/15/30 ..............................     359       402
     Financing Corp. - Bonds
     8.6% due 09/26/19 ................................     150       188
     U.S. Treasury - Bonds
     9.0% due 11/15/18 ................................   1,000     1,387
     9.125% due 05/15/09 ..............................     750       834
     U.S. Treasury - Notes
     5.75% due 10/31/02 ...............................   1,000     1,009
                                                                 --------
                                                                   14,985
U.S. Governmental - 41.0%
     U.S. Treasury - Notes
     6.625% due 04/30/02 ..............................     750       761
     U.S. Treasury - Bonds
     5.5% due 08/15/28 ................................   2,175     2,157
     6.5% due 11/15/26 ................................     185       208
     6.75% due 08/15/26 ...............................     775       897
     8.125% due 08/15/21 ..............................   1,100     1,438
     8.75% due 05/15/17 ...............................   1,265     1,699
     8.75% due 08/15/20 ...............................   2,000     2,747
     9.25% due 02/15/16 ...............................     550       760
     10.75% due 08/15/05...............................     600       736
     11.125% due 08/15/03..............................   2,000     2,285
     11.25% due 02/15/15...............................     260       406
     11.75% due 02/15/10...............................     250       308
     11.75% due 11/15/14...............................     465       674
     U.S. Treasury - Notes
     5.625% due 05/15/08...............................   1,200     1,231
     5.75% due 04/30/03................................   2,000     2,027
     5.875% due 11/15/05...............................   1,400     1,448
     6.375% due 08/15/02...............................     960       976
     6.5% due 05/31/02.................................   1,600     1,624
     6.75% due 05/15/05................................     300       320
     7.5% due 11/15/01.................................   1,000     1,016
     7.5% due 05/15/02.................................     450       462
     7.875% due 11/15/04...............................   2,000     2,190
     United Mexican States - Notes
     9.875% due 02/01/10...............................     220       237
                                                                 --------
                                                                   26,607
                                                                 --------
                           TOTAL PUBLICLY-TRADED BONDS-    96.5%   62,473


SHORT-TERM INVESTMENTS - 1.8%

Investment in joint trading account (Note B)
     6.695% due 01/02/01...............................   1,166     1,167
                                                        -------  --------
                                     TOTAL INVESTMENTS-    98.3%   63,640
                   Cash and Receivables, less payables-     1.7%    1,128
                                                        -------  --------
                                            NET ASSETS-   100.0%   64,768

See notes to financial statements.
(a) Pursuant to Rule 144A (a) under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $92 or 0.14% of net assets of the Portfolio.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND


                                                                    Market
          Name of Issuer                                 Shares     Value
                                                                   (000's)
COMMON STOCK

Aerospace & Defense - 4.6%
     Honeywell International, Inc. ....................  25,800   $ 1,221

Brokerage & Investment Management - 2.6%
     Goldman Sachs Group, Inc. ........................     100        11
     Merrill Lynch & Co., Inc. ........................   4,200       287
     Morgan Stanley, Dean Witter, Discover & Co. ......   4,900       388
                                                                  -------
                                                                      686

Business Services - 0.4%
     i2 Technologies, Inc. * ..........................   2,000       109

Computer Equipment - 3.2%
     Intel Corp. ......................................  11,100       334
     Juniper Networks, Inc. * .........................   1,400       176
     VERITAS Software Corp. * .........................   3,600       315
                                                                  -------
                                                                      825

Computer Software & Services - 9.0%
     BEA Systems, Inc. ................................   2,100       141
     EMC Corp. * ......................................  18,300     1,217
     Microsoft Corp. ..................................   4,900       213
     Oracle Corp. * ...................................  17,900       520
     Sun Microsystems, Inc. * .........................   9,800       273
                                                                  -------
                                                                    2,364

Cosmetic & Personal Care - 1.6%
     Colgate-Palmolive Co. ............................   6,200       400

Diversified Operations - 6.9%
     Corning, Inc. ....................................   3,300       174
     General Electric Co. .............................   3,800       182
     Tyco International, Ltd. .........................  25,900     1,438
                                                                  -------
                                                                    1,794

Electronic Products & Services - 10.4%
     Applied Materials, Inc. * ........................   9,700       371
     Applied Micro Circuits Corp. * ...................   2,394       180
     Cisco Systems, Inc. * ............................  38,700     1,480
     Micron Technology, Inc. * ........................   5,800       206
     PMC-Sierra, Inc. * ...............................   2,000       157
     SDL, Inc. * ......................................     900       133
     Solectron Corp. * ................................   5,600       190
                                                                  -------
                                                                    2,717

Financial Services - 9.3%
     Citigroup, Inc. ..................................  31,308     1,599
     Household International, Inc. ....................   7,200       396
     Jersey Puerto Morgan Chase & Co. .................   9,600       436
                                                                  -------
                                                                    2,431

Health Care Products - 13.7%
     Human Genome Sciences, Inc. * ....................   4,800       333
     Medtronic, Inc. ..................................   5,900       356
     Pfizer, Inc. .....................................  33,200     1,527
     Pharmacia Corp. ..................................   6,900       421
     Schering-Plough Corp. ............................  16,500       936
                                                                  -------
                                                                    3,573

Insurance - 0.9%
     American International Group, Inc. ...............   2,600       256

Media - Publishing - 2.8%
     AT&T Corp. - Liberty Media Group - Cl. A * .......  54,100       734


Media - TV / Radio - 7.1%
     Time Warner, Inc. ................................  25,900     1,353
     Viacom, Inc. - Cl. B * ...........................  11,299       528
                                                                  -------
                                                                    1,881

Personal & Commercial Lending - 4.1%
     MBNA Corp. .......................................  29,300     1,082

Retail - Department Stores - 5.2%
     Home Depot, Inc. .................................  17,200       786
     Kohl's Corp. .....................................   9,500       579
                                                                  -------
                                                                    1,365

Retail - Drug Stores - 1.2%
     Walgreen Co. .....................................   7,600       318

Telecommunication Equipment - 7.8%
     Nokia Oyj - ADR ..................................  33,200     1,444
     Nortel Networks Corp. ............................  17,100       548
     TyCom, Ltd. ......................................   2,700        61
                                                                  -------
                                                                    2,053

Telecommunication Services - 3.0%
     Vodafone Group plc ..............................   22,500       806

Telephone - 1.4%
     AT&T Wireless Group * ...........................   22,600       391

U.S. Government Agencies - 2.3%
     Federal Home Loan Mortgage Corp. ................    8,700       599
                                                                  -------
                                   TOTAL COMMON STOCK-     97.5%   25,605

                                                           Par
                                                          Value
                                                         (000's)
COMMERCIAL PAPER - 4.3%
   Prudential Funding Corp. ..........................
      6.54% due 01/04/01 .............................   $1,122     1,122
                                                        -------   -------
                                    TOTAL INVESTMENTS-    101.8%   26,727
                  Payables, less cash and receivables-     (1.8)%    (483)
                                                        -------   -------
                                           NET ASSETS-    100.0%   26,244
                                                        =======   =======
* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                    Market
          Name of Issuer                                 Shares     Value
                                                                   (000's)
COMMON STOCK

Aerospace & Defense - 0.5%
     GenCorp, Inc. .....................................  2,600    $   25
     HEICO Corp. .......................................  1,200        19
     Kaman Corp. - Cl. A ...............................  1,600        27
     Teledyne Technologies, Inc. * .....................  1,000        24
     The Titan Corp. * .................................  1,000        16
                                                                   ------
                                                                      111

Agricultural Operations - 0.1%
     Agribrands International, Inc. * ..................    600        32

Auto & Truck Parts - 1.5%
     Autoliv, Inc. .....................................  1,400        22
     AutoZone, Inc. * ..................................  1,300        37
     B.F. Goodrich Co. .................................  1,300        47
     Bandag, Inc. ......................................    800        33
     Cummins Engine Company, Inc. ......................  1,300        49
     Lear Corp. * ......................................  1,600        40
     Navistar International Corp., Inc. - Cl. B ........  1,800        47
     Superior Industries International, Inc. ...........  1,000        32
     Visteon Corp. * ...................................  1,500        17
                                                                   ------
                                                                      324

Automobile - 0.2%
     Oshkosh Truck Corp. ...............................    900        40

Bank - 6.0%
     BancorpSouth, Inc. ................................    675         8
     Bancwest Corp. ....................................  4,500       118
     Banknorth Group, Inc. .............................  1,725        34
     Capitol Federal Financial .........................  2,000        34
     Cathay Bancorp, Inc. ..............................  1,000        59
     City National Corp. ...............................  1,900        74
     Commerce Bancshares, Inc. .........................  1,680        72
     CORUS Bankshares, Inc. ............................  1,500        74
     Cullen/Frost Bankers, Inc. ........................  2,800       117
     Dime Bancorp, Inc. ................................  2,200        65
     Downey Financial Corp. ............................  1,800        99
     F & M National Corp. ..............................  1,000        26
     First Citizens BancShares, Inc. - Cl. A ...........    300        24
     First Sentinel Bancorp, Inc. ......................  1,400        16
     First Virginia Banks, Inc. ........................  1,300        62
     GBC Bancorp. ......................................    800        31
     Hancock Holding Co. ...............................  1,300        50
     Hibernia Corp. - Cl. A ............................  1,800        23
     Imperial Bancorp * ................................  2,700        71
     Mercantile Bankshares Corp. .......................  2,400       104
     Net.B@nk, Inc. * ..................................    500         3
     North Fork Bancorporation, Inc. ...................  1,100        27
     OceanFirst Financial Corp. ........................  1,300        32
     Omega Financial Corp. .............................    600        16
     Silicon Valley Bancshares * .......................  1,400        48
     United Community Financial Corp. ..................  1,900        13
                                                                   ------
                                                                    1,300

Brokerage & Investment Management - 1.6%
     A.G. Edwards, Inc. ................................  1,800        85
     Affiliated Managers Group, Inc. * .................  1,200        66
     Jefferies Group, Inc. .............................  1,800        56
     John Nuveen Co. - Cl. A ...........................  1,300        75
     Raymond James Financial, Inc. .....................  1,500        52
     Southwest Securities Group, Inc. ..................    760        20
                                                                   ------
                                                                      354

Business Services - 1.2%
     Comdisco, Inc. ....................................  2,200        25
     DiamondCluster, Inc. * ............................    900        28
     Express Scripts, Inc. - Cl. A * ...................    500        51
     Forrester Research, Inc. * ........................    500        25
     Harris Corp. ......................................  1,100        34
     Heidrick & Struggles International,  Inc. .........    900        38
     Manpower, Inc. ....................................  1,300        49
                                                                   ------
                                                                      250

Chemical - 2.2%
     Albemarle Corp. ...................................  2,200        54
     Arch Chemicals, Inc. ..............................  1,300        23
     Ashland, Inc. .....................................  2,800       100
     Cabot Corp. .......................................  1,600        42
     ChemFirst, Inc. ...................................  1,200        26
     Crompton Corp. ....................................  1,300        14
     Cytec Industries, Inc. * ..........................  1,100        44
     Eastman Chemical Co. ..............................  1,600        78
     IMC Global, Inc. ..................................  1,200        19
     Lubrizol Corp. ....................................  1,500        39
     Millennium Chemicals, Inc. ........................  1,300        24
     W.R. Grace & Co. ..................................  2,900         9
                                                                   ------
                                                                      472

Commercial Services - 3.4%
     ACNielson Corp. * .................................  1,100        40
     ADVO, Inc. ........................................  1,300        58
     Brady Corp. - Cl. A ...............................    900        30
     CSG Systems International, Inc. * .................    600        28
     Data Broadcasting Corp. * .........................    900         3
     F.Y.I., Inc. * ....................................    800        30
     Fair Issac & Co., Inc. ............................    900        46
     Identix, Inc. * ...................................    400         3
     Informix Corp. * ..................................  3,150         9
     Lamar Advertising Co. * ...........................    800        31
     Macrovision Corp. * ...............................    400        30
     MarchFirst, Inc. * ................................  2,732         4
     Paxar Corp. * .....................................  1,500        15
     Plexus Corp. * ....................................    600        18
     Power One, Inc. * .................................    500        20
     Quanta Services, Inc. * ...........................  1,350        44
     R.R. Donnelley & Sons Co. .........................  1,700        46
     RENT A CAR * ......................................  2,000        69
     Standard Register Co. .............................  1,500        21
     Steelcase, Inc. - Cl. A ...........................  3,700        51

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                       Market
           Name of Issuer                     Shares    Value
                                                       (000's)
   COMMON STOCK - Continued

   Commercial Sevices - Continued
     Sybase, Inc. * ........................   2,100   $     42
     Sylvan Learning Systems, Inc. * .......   1,300         19
     TeleTech Holdings, Inc. * .............   1,700         31
     True North Communications .............   1,000         43
     Wackenhut Corp. - Cl. A ...............     600          8
                                                       --------
                                                            739

   Computer Equipment - 1.3%
     Cerner Corp. * ........................     800         37
     Diebold, Inc. .........................   1,400         47
     Extreme Networks, Inc. * ..............     600         23
     InFocus Corp. * .......................     800         12
     Intergraph Corp. ......................     600          4
     Mentor Graphics Corp. * ...............   1,700         47
     Predictive Systems, Inc. * ............   1,900         13
     Quantum Corp. - DLT & Storage * .......   1,400         19
     SanDisk Corp. * .......................     900         25
     Silicon Storage Technology, Inc. * ....   1,100         13
     Tech Data Corp. * .....................   1,600         43
                                                       --------
                                                            283

   Computer Software & Services - 7.1%
     About.com, Inc. * .....................     100          3
     Actuate Software Corp .................     700         13
     Acxiom Corp. * ........................   1,400         55
     Advent Software, Inc. * ...............     400         16
     Affiliated Computer Services, Inc. -
      Cl. A ................................    *800         49
     Agile Software Corp. * ................     300         15
     Art Technology Group, Inc. * ..........     600         18
     Aspen Technologies, Inc. * ............     400         13
     Autodesk, Inc .........................     700         19
     Avant! Corp. * ........................   1,600         29
     Avocent Corporation * .................     700         19
     Barra, Inc. * .........................   1,050         49
     Black Box Corp. * .....................     400         19
     Broadbase Software, Inc. * ............     600          4
     CacheFlow, Inc. * .....................     200          3
     Cadence Design Systems, Inc. * ........   2,600         71
     Ceridian Corp. * ......................   1,300         26
     CheckFree Corp ........................     600         26
     Clarent Corp. * .......................     400          5
     CNET Networks, Inc ....................   1,100         18
     Cognizant Technology Solutions Corp ...     500         18
     Critical Path, Inc. * .................     600         18
     Digex, Inc. * .........................     400          9
     Digital Insight Corp. * ...............     400          7
     Digital Island, Inc. * ................     800          3
     Documentum, Inc. * ....................     500         25
     E.piphany, Inc. * .....................     800         43
     EarthLink, Inc. * .....................     761          4
     Echelon Corp. * .......................     300          5
     F5 Networks, Inc. * ...................     100          1
     FileNet Corp. * .......................   1,000         27
     Frontline Capital Group ...............     100          1
     go.com * ..............................     530          2
     GTECH Holdings Corporation ............   1,800         37
     IGATE Capital Corp. ...................     900          3
     Informatica Corporation * .............     600         24
     Interliant, Inc .......................     300          1
     Internap Network Services Corp. * .....   1,000          7
     Internet Security System, Inc .........     300         24
     Internet.com Corp. * ..................     200          1
     Intertrust Technologies Corp. * .......     800          3
     Interwoven, Inc. * ....................     400         26
     Intranet Solutions, Inc. * ............     200         10
     Kana Communications, Inc. * ...........   1,000         12
     Keynote Systems, Inc. * ...............     400          6
     Liberate Technologies, Inc. * .........     700         10
     LookSmart, Ltd. * .....................     500          1
     Macromedia, Inc. * ....................     600         36
     Manugistics Group, Inc. * .............     400         23
     Micromuse, Inc. * .....................     600         36
     Multex.com, Inc. * ....................     300          4
     National Data Corp. ...................   1,100         40
     NCR Corp. * ...........................   1,600         79
     Netegrity, Inc. * .....................     300         16
     NetIQ Corp. * .........................     500         44
     Network Associates, Inc. ..............   1,700          7
     NorthPoint Communications Group, Inc. *     700          0
     Nuance Communications .................     100          4
     NVIDIA Corp. * ........................     600         20
     Packeteer, Inc. * .....................     400          5
     Parametric Technology Corp. * .........   2,000         27
     PC-Tel, Inc. * ........................     200          2
     Peoplesoft, Inc .......................   2,000         74
     Peregrine Systems, Inc. * .............   2,000         39
     Proxicom, Inc. * ......................     400          2
     PurchasePro.com, Inc. * ...............     300          5
     Quest Software, Inc. * ................     400         11
     Radiant Systems, Inc. * ...............   1,100         23
     Rainbow Technologies, Inc. * ..........   1,500         24
     Red Hat, Inc. * .......................     800          5
     Retek, Inc. * .........................     545         13
     Rhythms NetConnections, Inc. * ........     600          1
     RSA Security, Inc. * ..................     400         21
     Safeguard Scientifics, Inc. * .........   1,300          9
     Scient Corp. * ........................     500          2
     SCM Microsystems, Inc. * ..............     200          7
     Secure Computing Corp. * ..............     300          3
     SonicWall, Inc. * .....................     300          5
     Symantec Corp. * ......................   1,200         40
     Synopsys, Inc. * ......................     400         19
     THQ, Inc. * ...........................   1,200         29
     Trizetto Group, Inc. * ................     100          2
     Unigraphics Solutions, Inc. * .........   1,100         18
     Verity, Inc. * ........................     400         10
     VerticalNet, Inc. * ...................   1,200          8
     Viant Corp. * .........................     600          2

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                          Market
            Name of Issuer                     Shares      Value
                                                          (000's)
   COMMON STOCK - Continued
   Computer Software & Services - Continued
     WatchGuard Technologies, Inc. ..........    200  $       6
     webMethods, Inc. * .....................    205         18
     WebTrends Corp. * ......................    500         14
                                                       --------
                                                          1,551

   Construction - 1.1%
     Centex Construction Products, Inc. .....  1,300         36
     Dain Rauscher Corp. ....................    400         38
     Dycom Industries, Inc. * ...............    700         25
     EMCOR Group, Inc. * ....................    800         20
     Hughes Supply, Inc. ....................  1,600         29
     NVR, Inc. * ............................    600         74
     USG Corp. * ............................  1,300         29
                                                       --------
                                                            251

   Consumer Miscellaneous - 1.5%
     Briggs & Stratton Corp. ................  1,200         53
     Concord Camera Corp. * .................    900         15
     GoTo.com, Inc. * .......................    300          2
     Harman International Industries, Inc. ..    800         29
     Herbalife International, Inc. - Cl. A ..  1,100          8
     Ingram Micro, Inc. - Cl. A * ...........  2,200         25
     JAKKS Pacific , Inc ....................  2,300         21
     Learning Tree International, Inc. * ....    400         20
     Nu Skin Enterprises, Inc. - Cl. A * ....  2,800         15
     SCP Pool Corp. * .......................    800         24
     Sherwin-Williams Co. ...................  2,000         53
     Toro Co. ...............................  1,600         59
                                                       --------
                                                            324

   Container - 0.3%
     Bemis Co., Inc. ........................  1,600         54

   Cosmetic & Personal Care - 0.3%
     Alberto-Culver Co. - Cl. B .............  1,500         64

   Diversified Operations - 1.9%
     A.O. Smith Corp. .......................  1,300         22
     Actuant Corp. - Cl. A * ................    900          3
     Chemed Corp. ...........................    600         20
     Coherent, Inc. * .......................  1,100         36
     GenTek, Inc. ...........................  1,300         22
     Harsco Corp. ...........................  1,500         37
     Henry Schein, Inc. * ...................  1,900         66
     Intermune Pharmaceuticals * ............    500         22
     ITT Industries, Inc. ...................  2,300         89
     Pall Corp. .............................  1,400         30
     Reynolds & Reynolds Co. - Cl. A ........  1,500         30
     Trinity Industries, Inc. ...............  1,400         35
                                                       --------
                                                            412

   Electric Power - 4.9%
     Allegheny Energy, Inc. .................  2,700        130
     CMS Energy Corp. .......................  2,000         63
     El Paso Electric Company ...............  2,500         33
     Energy East Corp. ......................  5,900        116
     NiSource, Inc ..........................  1,800         55
     NRG Energy, Inc. * .....................  3,200         89
     Pinnacle West Capital Corp. ............  2,500        119
     PPL Corp ...............................  3,200        145
     Public Service Co. of New Mexico .......  2,700         73
     Puget Sound Energy, Inc. ...............  3,200         89
     RGS Energy Group, Inc. .................  3,500        114
     UtiliCorp United, Inc. .................  1,100         34
                                                       --------
                                                          1,060

   Electrical Equipment - 0.6%
     Anixter International, Inc. ............  2,000         43
     C&D Technologies, Inc. .................    700         30
     Genlyte Corp. (The) * ..................  1,300         31
     Littelfuse, Inc. * .....................    900         26
                                                      ---------
                                                            130

   Electronic Products & Services - 6.6%
     Actel Corp. * ..........................    700         17
     Aeroflex, Inc. * .......................    800         23
     Alliance Semiconductor Corp. * .........    800          9
     Alliant Energy Corp. ...................  1,700         54
     Alpha Industries, Inc. .................    500         19
     Amphenol Corp. - Cl. A * ...............    800         31
     Anadigics, Inc. * ......................    650         11
     Anaren Micro Circuits, Inc. ............    400         27
     Arrow Electronics, Inc. * ..............  2,100         60
     Asyst Technologies, Inc. * .............  1,000         13
     Audiovox Corp. - Cl. A * ...............  1,200         11
     Avnet, Inc. ............................  2,000         43
     Ball Corp. .............................  1,700         78
     Benchmark Electronics, Inc. * ..........    600         14
     Brooks Automation, Inc. * ..............    700         20
     Cabot Microelectronics Corp. ...........    364         19
     Checkpoint Systems, Inc. * .............    600          5
     Cirrus Logic, Inc. * ...................  1,300         24
     Cognex Corp. * .........................    600         13
     Credence Systems Corp. * ...............  1,300         30
     Cree, Inc. * ...........................    800         28
     CyberOptics Corp. ......................    900         15
     Cymer, Inc. * ..........................    900         23
     Cytyc Corp. * ..........................    600         38
     Dallas Semiconductor Corp. .............  1,300         33
     DSP Group, Inc. * ......................    500         11
     Elantec Semiconductor, Inc. * ..........    500         14
     Electro Scientific Industries, Inc. * ..    600         17
     Emulex Corp. * .........................    600         48
     Entrust Technologies, Inc. .............    600          8
     Exar, Corp. * ..........................    800         25
     FEI Company * ..........................    600         14
     General Semiconductor, Inc. ............    600          4
     II-VI, Inc. * ..........................  1,000         15
     Intersil Holding Corp. * ...............    900         21
     Kemet Corp. * ..........................  2,400         36

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                          Market
            Name of Issuer                    Shares       Value
                                                          (000's)
   COMMON STOCK - Continued

   Electronic Products & Services - Continued
     Kent Electronics Corp. * ..............   1,100  $      18
     Lam Research Corp. * ..................   1,600         23
     Lattice Semiconductor Corp. * .........   1,500         28
     LTX Corp. * ...........................     800         10
     Mattson Technology, Inc. * ............   1,200         12
     MIPS Technologies, Inc. - Cl.A * ......     600         16
     Molecular Devices, Corp. * ............     300         21
     Moog, Inc. - Cl. A * ..................   1,000         29
     Newport Corp. .........................     400         31
     PerkinElmer, Inc. .....................     500         53
     QLogic Corp. * ........................     900         69
     Sawtek, Inc. * ........................     300         14
     Sensormatic Electronics Corp. * .......   1,200         24
     Silicon Valley Group, Inc. * ..........   1,700         49
     Technitrol, Inc. ......................     400         16
     Tektronix, Inc. .......................   1,400         47
     Three-Five Systems, Inc. * ............     500          9
     TranSwitch Corp. * ....................     900         35
     Trimble Navigation, Ltd. * ............     300          7
     Ultimate Electronics, Inc. ............     600         13
     Vicor Corp. * .........................     600         18
     Virata, Corp. * .......................     400          4
     Woodhead Industries, Inc. .............   1,300         26
                                                      ---------
                                                          1,443

   Financial Services - 2.0%
     Advanta Corp. - Cl. A .................   1,600         14
     AmeriCredit Corp. * ...................   1,800         49
     Ameritrade Holding Corporation * ......     800          6
     BlackRock, Inc. * .....................   1,100         46
     First Tennessee National Corp. ........   1,700         49
     Frontier Financial Corp. ..............   1,000         25
     GreenPoint Financial Corp. ............   3,200        131
     Heller Financial, Inc. ................   1,600         49
     Rollins Truck Leasing Corp. ...........   1,500         12
     S1 Corp. * ............................     400          2
     UIL Holding Corp. .....................   1,300         65
                                                      ---------
                                                            448

   Food, Beverage & Tobacco - 3.3%
     Brown-Forman Corp. - Cl. B ............   2,400        160
     Constellation Brands, Inc. - Cl. A * ..     900         53
     Corn Products International, Inc. .....   1,200         35
     Fleming Cos., Inc. ....................   1,300         15
     IBP, Inc. .............................   1,000         27
     J.M. Smucker Co. ......................   1,300         36
     NBTY, Inc. * ..........................   1,400          7
     Pepsi Bottling Group, Inc. ............   2,100         84
     Pilgrims Pride Corp. - Cl. B ..........   1,300         10
     R.J. Reynolds Tobacco Holdings,
       Inc. * ..............................   2,800        136
     Robert Mondavi Corp. - Cl. A * ........     800         43
     Sensient Technologies Corp. ...........   1,600         36
     Suiza Foods Corp. * ...................   1,000         48
     SUPERVALU, Inc. .......................   1,700         24
                                                      ---------
                                                            714

   Foreign Governmental - 0.1%
     Interface, Inc. .......................   2,100         18

   Health Care Products - 7.0%
     Abgenix, Inc. * .......................   1,100         65
     Alpharma, Inc. - Cl. A ................     900         39
     Andrx Corp - Andrx Group * ............     700         41
     Apogent Technologies, Inc. * ..........     700         14
     Applera Corporation - Celera
       Genomics Group * ....................     700         25
     Aurora Biosciences Corp. * ............     500         16
     Beckman Coulter, Inc. .................   1,200         50
     Bergen Brunswig Corp. - Cl. A .........   2,900         46
     C.R. Bard, Inc. .......................     800         37
     Celgene Corp. * .......................   1,000         33
     Cell Genesys, Inc. * ..................   1,300         30
     CuraGen Corp. * .......................     500         14
     DENTSPLY International, Inc. ..........   1,300         51
     Diagnostic Products Corporation .......   1,100         60
     Elan Corp. plc - ADR * ................       1
     ENZON, Inc. ...........................     300         19
     Gilead Sciences, Inc. * ...............     300         25
     Haemonetics Corp. * ...................     900         28
     ICN Pharmaceuticals, Inc. .............   2,600         80
     Immunogen, Inc. .......................     600         13
     Incyte Pharmaceuticals, Inc. * ........   1,100         27
     Invitrogen Corp. * ....................     400         35
     King Pharmaceuticals, Inc. * ..........   1,650         85
     Laboratory Corporation of America
       Holdings ............................     300         53
     Maxim Pharmaceuticals, Inc. * .........     700          4
     Maxygen, Inc. * .......................     500         12
     Medarex, Inc. * .......................   1,000         41
     Medicis Pharmaceutical Corp. - Cl. A ..     700         41
     MiniMed, Inc. * .......................     500         21
     Mylan Laboratories, Inc. ..............   3,400         86
     Myriad Genetics, Inc. * ...............     300         25
     Noven Pharmaceuticals, Inc. * .........     600         22
     Owens and Minor, Inc. .................   2,600         46
     Pharmacopeia, Inc. * ..................     800         17
     PolyMedica Corporation * ..............     800         27
     Praecis Pharmeceuticals, Inc. * .......     900         26
     Priority Healthcare Corp. - Cl. B * ...     800         33
     Protein Design Labs, Inc. * ...........     600         52
     Respironics, Inc. * ...................   1,300         37
     Sybron Dental Specialties * ...........     233          4
     Techne Corp. * ........................   1,000         36
     Tularik, Inc. * .......................     900         26
     Vertex Pharmaceuticals, Inc. * ........     500         36
     Vical Incorporated * ..................   1,300         24
     Zoll Medical Corporation * ............     600         21
                                                      ---------
                                                          1,523

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                         Market
           Name of Issuer                     Shares      Value
                                                         (000's)
   COMMON STOCK - Continued

   Health Care Services - 3.9%
     AmeriPath, Inc. * .....................     700  $      18
     AmeriSource Health Corp. - Cl. A * ....   1,000         51
     Apria Healthcare Group, Inc. * ........   1,300         39
     Beverly Enterprises, Inc. * ...........   1,700         14
     Bindley Western Industries, Inc. ......   1,521         63
     Health Management Associates, Inc. -
       Cl. A * .............................   2,100         44
     HEALTH NET, Inc. ......................   1,800         47
     HEALTHSOUTH Corp. * ...................   4,400         72
     Idec Pharmaceuticals Corp. ............     400         76
     Oxford Health Plans, Inc. * ...........   1,100         43
     PacifiCare Health Systems, Inc. * .....   2,900         44
     Quest Diagnostics, Inc. * .............     400         57
     St. Jude Medical, Inc. * ..............   1,000         61
     Syncor International Corporation * ....     800         29
     Triad Hospitals, Inc. * ...............     800         26
     Trigon Healthcare, Inc. * .............     700         54
     Universal Health Services, Inc. - Cl. B *   700         78
     WebMD Corp. * .........................   2,700         21
                                                      ---------
                                                            837

   Household Appliances / Furnishings - 0.6%
     Aaron Rents, Inc. .....................   1,000         14
     CompX International, Inc. * ...........   1,000          9
     Mohawk Industries, Inc. * .............   1,300         35
     Rent-Way, Inc. * ......................   1,100          5
     Salton, Inc. * ........................     900         19
     Springs Industries, Inc. - Cl. A ......   1,500         49
                                                      ---------
                                                            131

   Housing - 1.1%
     American Standard Cos., Inc. ...........  1,100         54
     Centex Corp. ...........................  1,700         64
     D.R. Horton, Inc. ......................  1,317         32
     Kaufman & Broad Home Corp. .............  1,200         41
     Pulte Corp. ............................    900         38
                                                      ---------
                                                            229

   Insurance - 3.9%
     Allmerica Financial Corp. ..............    700         51
     Ambac Financial Group, Inc. ............    750         44
     Fidelity National Financial, Inc. ......  1,310         48
     LandAmerica Financial Group, Inc. ......  1,300         53
     National Western Life Insurance Co. ....    500         52
     Nationwide Financial Services - Cl. A ..  1,600         76
     Old Republic International Corp. .......  3,100         99
     Presidential Life Corp. ................  1,300         19
     Radian Group, Inc. .....................  1,100         83
     Stancorp Financial Group, Inc. .........  1,200         57
     The Midland Co. ........................    900         25
     The MONY Group, Inc. ...................  2,600        128
     The PMI Group, Inc. ....................  1,200         81
     Triad Guaranty, Inc. *..................    900         30
                                                      ---------
                                                            846

   Leisure & Recreation - 1.5%
     Anchor Gaming *.........................    800  $      31
     Arctic Cat, Inc. .......................  1,900         22
     Argosy Gaming Co. *.....................  1,300         25
     Aztar Corp. *...........................  1,900         25
     Brunswick Corp. ........................  2,600         43
     Dover Downs Entertainment *.............  1,300         14
     Lodgenet Entertainment Corp. ...........  1,200         21
     Park Place Entertainment Corp. *........  2,600         31
     SABRE Group Holdings, Inc. *............  1,400         60
     Ticketmaster Online-CitySearch, Inc. -
     Cl. B *.................................    400          3
     Trendwest Resorts, Inc. *...............    800         22
     World Wrestling Federation
     Entertainment, Inc. ....................  1,300         21
                                                      ---------
                                                            318

   Machinery - 2.0%
     Applied Industrial Technologies, Inc. ..  1,700         35
     FMC Corp. *.............................  1,100         79
     Imation Corp. *.........................  1,000         16
     JLG Industries, Inc. ...................  2,300         24
     Nordson Corporation.....................  1,000         26
     SPX Corp. ..............................    300         32
     Stewart & Stevenson Services, Inc. .....    900         20
     Tecumseh Products Co. - Cl. A...........    900         38
     Thermo Electron Corp. *.................  4,400        131
     Zebra Technologies Corp. - Cl. A *......    500         20
                                                      ---------
                                                            421

   Media - Publishing - 0.6%
     McClatchy Newspapers, Inc. - Cl. A......  1,300         55
     Penton Media, Inc. .....................    700         19
     Pulitzer, Inc. .........................  1,000         47
                                                      ---------
                                                            121

   Media - TV / Radio - 2.0%
     A.H. Belo Corp. ........................  2,600         42
     BHC Communications, Inc. - Cl. A *......    300         39
     Chris-Craft Industries , Inc. ..........    800         53
     Cox Radio, Inc. - Cl. A *...............  1,500         34
     Emmis Communications Corp. .............  1,200         34
     Entercom Communications Corp. *.........  1,100         38
     Getty Images, Inc. .....................    900         29
     Hearst-Argyle Television, Inc. *........  1,500         31
     Insight Communications Company, Inc. *..  1,400         33
     Primedia, Inc. .........................  1,200         14
     Radio One, Inc. *.......................  2,300         24
     Westwood One, Inc. *....................  2,600         50
                                                      ---------
                                                            421

   Metal Production & Fabrication - 0.3%
     Commercial Metals Co....................  1,300         29
     Timken Co. .............................  1,300         19
     Worthington Industries, Inc. ...........  1,600         13
                                                      ---------
                                                             61

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                       Market
                  Name of Issuer              Shares   Value
                                                       (000's)
     COMMON STOCK - Continued

   Metals & Mining - 0.3%
     Precision Castparts Corp. ..............  1,500  $      63

   Natural Gas Distribution - 1.2%
     Nicor, Inc. ............................  1,600         69
     Peoples Energy Corp. ...................  3,300        148
     UGI Corp. ..............................  1,500         38
                                                      ---------
                                                            255

   Oil - 0.2%
     ONEOK, Inc. ............................  1,000         48

   Oil & Natural Gas Exploration &
     Production - 4.1% ......................
     EOG Resources, Inc. ....................    800         44
     Equitable Resources, Inc. ..............  1,100         73
     Helmerich & Payne, Inc. ................  2,400        105
     Kinder Morgan, Inc. ....................  1,200         63
     Murphy Oil Corp. .......................  1,100         66
     Noble Affiliates, Inc. .................  1,300         60
     Ocean Energy, Inc. * ...................  2,700         47
     Patina Oil & Gas Corporation ...........  1,300         31
     Patterson Energy, Inc. * ...............    700         26
     Pride International, Inc. * ............  1,200         30
     Rowan Cos., Inc. * .....................  1,100         30
     Sunoco, Inc. ...........................  1,300         44
     Tom Brown, Inc. ........................  1,300         43
     Ultramar Diamond Shamrock Corp. ........  3,800        117
     Valero Energy Corp. ....................  1,700         63
     Vintage Petroleum, Inc. ................  1,600         34
                                                      ---------
                                                            876

   Oil - Equipment & Service - 0.7%
     Hanover Compressor Co. * ...............    700         31
     Marine Drilling Companies, Inc. * ......  1,400         38
     Smith International, Inc. ..............    700         52
     Tidewater, Inc. ........................    900         40
                                                      ---------
                                                            161

   Paper & Forest Products - 1.7%
     Boise Cascade Corp. ....................  1,200         40
     Bowater, Inc. ..........................  1,600         90
     Louisiana-Pacific Corp. ................  3,500         36
     Pope & Talbot, Inc. ....................  2,100         35
     Rayonier, Inc. .........................  1,000         40
     United Stationers, Inc. * ..............  1,800         43
     Westvaco Corp. .........................  2,700         79
                                                      ---------
                                                            363

   Personal & Commercial Lending - 0.4%
     Countrywide Credit Industries, Inc. ....  1,100         55
     Metris Cos., Inc. ......................  1,277         34
                                                      ---------
                                                             89

   Pollution Control - 0.2%
     Republic Services, Inc. - Cl. A ........  2,300         39

   Precious Metals/Gems/Stones - 0.3%
     Freeport-McMoRan Copper & Gold, Inc. -
       Cl. B ................................  2,300         20
     Homestake Mining Co. ...................  3,800         16
     Newmont Mining Corp. ...................  1,900         32
                                                      ---------
                                                             68

   Real Estate Development - 0.5%
     Lennar Corp. ...........................  1,900         69
     Standard Pacific Corp. .................  1,300         30
                                                      ---------
                                                             99

   Real Estate Investment Trust - 5.0%
     AMLI Residential Properties Trust ......  2,000         49
     Arden Realty Group, Inc. ...............  2,200         55
     Avalonbay Communities, Inc. ............  2,300        115
     Boston Properties, Inc. ................  1,600         70
     CarrAmerica Realty Corp. ...............  2,700         85
     Duke Realty Investments, Inc. ..........  3,100         76
     First Industrial LP * ..................  1,300         44
     General Growth Properties ..............  1,600         58
     Highwoods Properties, Inc. .............  2,600         65
     International Rectifier Corp. * ........    600         18
     Kimco Realty Corp. .....................  1,100         49
     Liberty Property Trust .................  2,300         66
     Mack-Cali Realty Corp. .................  2,000         57
     Public Storage, Inc. ...................  2,000         49
     Spieker Properties, Inc. ...............  3,200        160
     Vornado Realty Trust ...................  1,700         65
                                                      ---------
                                                          1,081

   Real Estate Operations - 0.6%
     HomeStore.com, Inc. * ..................    600         12
     M.D.C. Holdings, Inc. ..................  1,700         56
     Security Capital Group, Inc. - Cl. B * .  2,600         52
                                                      ---------
                                                            120

   Retail - Department Stores - 3.0%
     Abercrombie & Fitch Co. * ..............  1,000         20
     AnnTaylor Stores Corp. * ...............    800         20
     Barnes & Noble, Inc. * .................  1,300         34
     Borders Group, Inc. * ..................  2,200         26
     Cato Corp. - Cl. A .....................  1,300         18
     Coldwater Creek, Inc. ..................    600         19
     Dollar Thrifty Automotive Group,
       Inc. * ...............................  2,400         45
     eToys, Inc. * ..........................    800          0
     Family Dollar Stores, Inc. .............  1,100         24
     FREDS , Inc. ...........................  1,000         21
     Genesco, Inc. * ........................  1,200         29
     Handleman Co. ..........................  2,200         16
     Harcourt General, Inc. .................    700         40
     Haverty Furniture Co., Inc. ............  1,400         14
     Hollywood Entertainment Corp. * ........    600          1
     Hot Topic, Inc. * ......................  1,600         26
     Insight Enterprises, Inc. * ............  1,100         20

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                             Market
                 Name of Issuer                    Shares     Value
                                                             (000's)
   COMMON STOCK - Continued

   Retail - Department Stores - Continued
     InterTAN, Inc. * ...........................   1,250   $     15
     Michaels Stores, Inc. * ....................   1,000         26
     MSC Industrial Direct Co., Inc. - Cl. A ....   1,600         29
     Neiman Marcus Group, Inc. - Cl. A ..........   1,600         57
     Pier 1 Imports, Inc. .......................   2,600         27
     Shopko Stores, Inc. ........................   1,100          6
     Spiegel, Inc. - Cl. A ......................   1,600          7
     Toys "R" Us, Inc. * ........................   2,300         38
     Tweeter Home Entertainment Group, Inc. .....     600          7
     Venator Group, Inc. ........................   2,400         37
     Zale Corp. * ...............................   1,200         35
                                                           ---------
                                                                 657

   Retail - Food - 0.9%
     Brinker International, Inc. * ..............   1,100         47
     Charming Shoppes, Inc. * ...................   1,200          7
     Darden Restaurants, Inc. ...................   1,400         32
     Landry's Seafood Restaurants, Inc. * .......   1,000         10
     RARE Hospitality International, Inc. * .....   1,350         30
     Ryan's Family Steak Houses, Inc. * .........   1,200         11
     The Great Atlantic & Pacific Tea Co., Inc. .   1,200          8
     Webvan Group, Inc. * .......................   1,500          1
     Whole Foods Market, Inc. * .................     800         49
                                                           ---------
                                                                 195

   Shoe & Apparel Manufacturing - 0.2%
     Liz Claiborne, Inc. ........................     800         33
     Stein Mart, Inc. * .........................   1,800         21
                                                           ---------
                                                                  54

   Steel - 0.4%
     AK Steel Holding Corp. .....................   2,800         24
     Nucor Corp. ................................   1,300         52
     Remec, Inc. * ..............................     850          8
                                                           ---------
                                                                  84

   Telecommunication Equipment - 1.3%
     Advanced Fibre Communications, Inc. * ......   1,000         18
     Andrew Corp. * .............................   1,100         24
     Cable Design Technologies Corp. ............   1,650         28
     Covad Communications Group, Inc. * .........   1,600          3
     DMC Stratex Networks, Inc. - Notes * .......   1,200         18
     Efficient Networks, Inc. * .................     300          4
     Finisar Corp. * ............................     800         23
     Glenayre Technologies, Inc. * ..............   1,700          6
     Harmonic, Inc. * ...........................     517          3
     International FiberCom, Inc. ...............     800          4
     L-3 Communications Holdings, Corp. * .......     500         38
     Natural MicroSystems Corporation * .........     700          7
     Polycom, Inc. * ............................     300         10
     Powerwave Technologies, Inc. * .............     400         23
     Spectrasite Holdings, Inc. .................   1,900         25
     Tekelec, Inc. ..............................     600         18
     Terayon Communication Systems, Inc. * ......     700          3
     TriQuint Semiconductor, Inc. * .............     600         26
     Tut Systems, Inc. ..........................     200          2
     World Access, Inc. * .......................   1,400          3
                                                           ---------
                                                                 286

   Telecommunication Services - 1.1%
     Centennial Cellular Corp. - A Shares * .....   1,500         28
     Citizens Communications Co. ................   4,200         55
     Focal Communications Corp. * ...............     800          6
     Greif Bros. Corp. - Cl. A ..................   1,000         28
     IDT Corp. * ................................     300          6
     Illuminet Holdings, Inc. * .................   1,000         23
     Leap Wireless International, Inc. * ........     500         12
     Netro Corp. * ..............................     400          3
     NTELOS, Inc. * .............................     900         16
     Pac-West Telecomm, Inc. * ..................   1,300          4
     RCN Corp. * ................................     300          2
     TALK.com, Inc. * ...........................     800          1
     Tollgrade Communications, Inc. .............     400         15
     Travelocity.com * ..........................     300          4
     West TeleServices Corp. * ..................   1,300         37
                                                           ---------
                                                                 240

   Telephone - 0.5%
     CenturyTel, Inc. ...........................   2,900        104

   Transportation Services - 1.8%
     America West Holdings Corp. - Cl. B * ......   1,300         17
     Arkansas Best Corp. * ......................   1,300         24
     Atlas Air, Inc. * ..........................   1,600         52
     Continental Airlines, Inc. - Cl. B * .......   1,200         62
     Frontier Airlines, Inc. * ..................   1,600         49
     Roadway Express, Inc. ......................   1,700         36
     Ryder System, Inc. .........................   2,200         37
     UAL Corp. ..................................   1,400         54
     USFreightways Corp. ........................   1,000         30
     Yellow Corp. * .............................   1,600         33
                                                           ---------
                                                                 394
                                                           ---------
                              TOTAL COMMON STOCK-    95.0%    20,558

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                      Par     Market
                    Name of Issuer                   Value     Value
                                                    (000's)   (000's)
SHORT-TERM INVESTMENTS - 3.7%
  Investment in joint repurchase agreement with
     Goldman Sachs & Co. dated 12/29/00,
     6.481% due 01/02/01 (Secured by various
     U.S. Treasury obligations and U.S.
     Government Agency Bonds)                       $   800   $    800
                                                    -------   --------
                             TOTAL INVESTMENTS-        98.7%    21,358
           Cash and Receivables, less payables-         1.3%       278
                                                    -------   --------

                                    NET ASSETS-       100.0%    21,636
                                                    =======   ========
* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND

                                                              Market
                 Name of Issuer                     Shares    Value
                                                              (000's)
   COMMON STOCK

   Auto & Truck Parts - 3.0%
     Goodyear Tire & Rubber Co. ..................  18,000   $    414
     Navistar International Corp., Inc. - Cl. B ..   4,500        118
     TRW, Inc. ...................................   9,100        352
                                                             --------
                                                                  884

   Automobile - 1.1%
     Delphi Automotive Systems Corp ..............  28,900        325

   Business Services - 0.0%
     H & R Block, Inc. ...........................     200          8

   Chemical - 6.7%
     Agrium, Inc. ................................  40,300        589
     Air Products & Chemicals, Inc. ..............   4,700        193
     Crompton Corp. ..............................  12,000        126
     Eastman Chemical Co. ........................     900         44
     IMC Global, Inc. ............................  28,500        443
     PolyOne Corp. ...............................  38,900        229
     Rohm & Haas Co. .............................   6,000        218
     Solutia, Inc. ...............................   4,900         59
     Wellman, Inc. ...............................   4,400         62
                                                             --------
                                                                1,963

   Coal - 0.0%
     Massey Energy Co. ...........................     600          8

   Commercial Sevices - 1.8%
     Informix Corp. * ............................  42,350        126
     Profit Recovery Group International,
       Inc. * ....................................  12,300         78
     Valassis Communications, Inc. * .............  10,300        325
                                                             --------
                                                                  529

   Computer Equipment - 6.1%
     3Com Corp. * ................................  47,900        407
     Apple Computer, Inc. * ......................  19,900        296
     Foundry Networks, Inc. * ....................  18,200        273
     Gateway, Inc. * .............................  14,300        257
     Maxtor Corp. * ..............................     600          4
     PRI Automation, Inc. * ......................   4,000         75
     Quantum Corp. - DLT & Storage * .............  21,400        285
     Quantum Corp. - Hard Disk Drive * ...........   6,600         53
     Silicon Graphics, Inc. * ....................  34,000        136
                                                             --------
                                                                1,786

   Computer Software & Services - 2.5%
     Computer Associates International, Inc. .....  12,600        246
     Keane, Inc. * ...............................  13,800        135
     Legato Systems, Inc. * ......................  10,800         80
     Midway Games, Inc. * ........................  23,700        168
     Network Associates, Inc. ....................  22,300         93
                                                             --------
                                                                  722

   Consumer Miscellaneous - 2.7%
     Black & Decker Corp. ........................   5,200        204
     Clorox Co. ..................................   5,000        178
     Parker-Hannifin Corp. .......................   9,250        408
                                                             --------
                                                                  790

   Cosmetic & Personal Care - 0.4%
     International Flavors & Fragrances, Inc.        5,500        112

   Diversified Operations - 2.6%
     Cendant Corp. * .............................  80,800        778

   Electric Power - 0.1%
     Fluor Corp. * ...............................     600         20

   Electrical Equipment - 0.9%
     Pentair, Inc. ...............................  10,300        249
     UCAR International, Inc. * ..................   1,600         16
                                                             --------
                                                                  265

   Electronic Products & Services - 5.5%
     Advanced Micro Devices, Inc. * ..............  21,800        301
     Arrow Electronics, Inc. * ...................   4,000        115
     Avnet, Inc. .................................  13,700        295
     Electronics for Imaging, Inc. * .............   9,700        135
     Lam Research Corp. * ........................  23,000        333
     National Semiconductor Corp. * ..............  13,300        268
     Polaroid Corp. ..............................  14,000         81
     Teradyne, Inc. * ............................   2,500         93
                                                             --------
                                                                1,621

   Financial Services - 2.8%
     Knight Trading Group, Inc. * ................  19,000        265
     Stillwell Financial, Inc. ...................  14,200        560
                                                             --------
                                                                  825

   Food, Beverage & Tobacco - 2.9%
     Archer-Daniels-Midland Co. ..................  20,000        300
     Dean Foods Co. ..............................   7,200        221
     SUPERVALU, Inc. .............................  20,500        285
     Tyson Foods, Inc. - Cl. A ...................   4,500         57
                                                             --------
                                                                  863

   Health Care Products - 2.3%
     Bausch & Lomb, Inc. .........................   9,300        376
     Boston Scientific Corp. * ...................  22,300        305
                                                             --------
                                                                  681

   Health Care Services - 0.0%
     HEALTHSOUTH Corp. * .........................     500          8

   Household Appliances / Furnishings - 0.3%
     Leggett & Platt, Inc. .......................   4,000         76

   Insurance - 1.7%
     Aon Corp. ...................................  10,500        360
     Loews Corp. .................................   1,500        155
                                                             --------
                                                                  515

   Leisure & Recreation - 2.4%
     Mandalay Resort Group * .....................  12,800        281

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND

                                                       Market
                 Name of Issuer               Shares    Value
                                                       (000's)
   COMMON STOCK - Continued

   Leisure & Recreation - Continued
     Six Flags, Inc. ........................ 25,100  $     431
                                                      ---------
                                                            712

   Machinery - 1.4%
     Deere & Co. ............................  4,300        197
     Flowserve Corp. ........................  1,500         32
     Ingersoll-Rand Co. .....................  4,400        184
                                                      ---------
                                                            413

   Media - TV / Radio - 4.1%
     Emmis Communications Corp. ............. 23,000        660
     Entercom Communications Corp. * ........ 16,300        561
                                                      ---------
                                                          1,221

   Metals & Mining - 0.3%
     Cominco, Ltd. ..........................  4,600         77

   Natural Gas Distribution - 0.6%
     Wisconsin Energy Corp. .................  7,100        160

   Oil - 3.5%
     Key Energy Services, Inc. * ............ 12,300        128
     Tosco Corp. ............................ 10,900        370
     Varco International, Inc. * ............ 25,000        544
                                                      ---------
                                                          1,042

   Oil & Natural Gas Exploration & Production - 5.5%
     Devon Energy Corp. * ...................  9,970        608
     Noble Affiliates, Inc. .................  5,200        239
     Ocean Energy, Inc. * ...................    500          9
     R&B Falcon Corp. * ..................... 23,200        532
     Santa Fe International Corp. ...........  7,500        240
                                                      ---------
                                                          1,628

   Oil - Equipment & Service - 4.9%
     Petroleum Geo-Services ASA * ........... 37,500        499
     Tidewater, Inc. ........................  9,900        439
     Weatherford International, Inc. * ...... 10,600        501
                                                      ---------
                                                          1,439

   Paper & Forest Products - 4.1%
     Abitibi-Consolidated, Inc. ............. 53,800        494
     Jefferson Smurfit Group plc - ADR ...... 18,100        353
     Smurfit-Stone Container Corp. * ........ 24,800        371
                                                      ---------
                                                          1,218

   Pollution Control - 0.5%
     Republic Services, Inc. - Cl. A ........  8,800        151

   Retail - Department Stores - 11.4%
     AnnTaylor Stores Corp. * ............... 16,500        411
     Best Buy Co., Inc. ..................... 14,000        414
     Circuit City Stores, Inc. .............. 56,700        652
     Consolidated Stores Corp. * ............  7,300         78
     Federated Department Stores, Inc. * .... 10,300        360
     Gap, Inc. .............................. 18,100        462
     OfficeMax, Inc. ........................  4,200         12
     Shopko Stores, Inc. ....................  5,100         25
     Staples, Inc. * ........................ 15,500        183
     Williams-Sonoma, Inc. .................. 17,000        340
     Zale Corp. * ........................... 14,300        416
                                                      ---------
                                                          3,353

   Retail - Drug Stores - 1.5%
     TJX Cos., Inc. ......................... 16,100        447

   Retail - Food - 0.9%
     Albertson's, Inc. ...................... 10,200        270

   Shoe & Apparel Manufacturing - 4.0%
     Intimate Brands, Inc. .................. 17,900        269
     Jones Apparel Group, Inc. * ............  4,200        135
     Nordstrom, Inc. ........................  6,500        118
     Reebok International, Ltd. ............. 14,300        391
     Tommy Hilfiger Corp. * ................. 27,200        267
                                                      ---------
                                                          1,180

   Steel - 2.2%
     AK Steel Holding Corp. ................. 16,401        143
     Nucor Corp. ............................  7,500        298
     USX-U.S. Steel Group, Inc. ............. 10,100        182
                                                      ---------
                                                            623

   Telecommunication Equipment - 1.3%
     Allen Telecom, Inc. .................... 10,700        192
     CommScope, Inc. * ...................... 11,500        191
                                                      ---------
                                                            383

   Telecommunication Services - 0.4%
     Avaya , Inc. * ......................... 11,600        120

   Transportation Services - 2.5%
     AMR Corp. * ............................  8,800        345
     Delta Air Lines, Inc. ..................  6,500        326
     Yellow Corp. * .........................  2,900         59
                                                      ---------
                                                            730
                                                      ---------
                          TOTAL COMMON STOCK-   94.9%    27,946
                                                Par
                                               Value
                                              (000's)
   SHORT-TERM INVESTMENTS - 3.3%
     Investment in joint trading
     account (Note B)
     6.695% due 01/02/01 .................... $  975        975
                                              ------  ---------
                           TOTAL INVESTMENTS-   98.2%    28,921
         Cash and Receivables, less payables-    1.8%       515
                                              ------  ---------
                                  NET ASSETS-  100.0%    29,436
                                              ======  =========

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                   Market
               Name of Issuer                           Shares      Value
                                                                   (000's)
   COMMON STOCK

   Real Estate Development - 2.5%
     Catellus Development Corp. * .................     96,700  $   1,692
     Manufactured Home Communities, Inc. ..........     79,200      2,297
                                                                ---------
                                                                    3,989

   Real Estate Investment Trust - 92.9%
     AMB Property Corp. ...........................    118,800      3,067
     AMLI Residential Properties Trust ............     49,700      1,227
     Apartment Investment & Management Co. ........     40,600      2,028
     Archstone Communities Trust ..................    209,400      5,392
     Arden Realty Group, Inc. .....................    152,400      3,829
     Avalonbay Communities, Inc. ..................    168,545      8,448
     Boston Properties, Inc. ......................    153,900      6,695
     Brandywine Realty Trust ......................     53,300      1,103
     BRE Properties, Inc. .........................     56,200      1,781
     Brookfield Properties Corporation ............    203,600      3,588
     Cabot Industrial Trust .......................     28,300        543
     Camden Property Trust ........................     67,500      2,261
     CarrAmerica Realty Corp. .....................    211,900      6,635
     CBL & Associates Properties, Inc. ............     59,200      1,499
     Centerpoint Properties Corp. .................     19,450        919
     Charles E. Smith Residential Realty, Inc. ....     75,200      3,534
     Chateau Communities, Inc. ....................    112,000      3,409
     Cousins Properties, Inc. .....................     77,250      2,158
     Duke Realty Investments, Inc. ................     97,739      2,407
     Equity Office Properties Trust ...............    350,793     11,445
     Equity Residential Properties Trust ..........    139,300      7,705
     Essex Property Trust, Inc. ...................     24,500      1,341
     Federal Realty Investment Trust ..............    166,800      3,169
     FelCor Lodging Trust, Inc. ...................     40,200        962
     First Industrial LP * ........................     33,800      1,149
     Frontline Capital Group ......................     13,700        182
     General Growth Properties ....................     33,700      1,220
     Hilton Hotels Corp. ..........................     18,000        189
     Home Properties of New York, Inc. ............     25,200        704
     Host Marriott Corp. ..........................    234,500      3,034
     Kilroy Realty Corp. ..........................     46,850      1,315
     Kimco Realty Corp. ...........................     50,000      2,209
     Koger Equity, Inc. ...........................      7,200        112
     Liberty Property Trust .......................     87,500      2,499
     Mack-Cali Realty Corp. .......................     75,900      2,168
     MeriStar Hospitality Corp. ...................     93,050      1,832
     Pacific Gulf Properties, Inc. ................     54,600        334
     Pinnacle Holdings, Inc. * ....................     51,700        469
     Post Properties, Inc. ........................     41,600      1,563
     Prentiss Properties Trust ....................     79,150      2,132
     Prologis Trust ...............................    224,859      5,003
     PS Business Parks, Inc. ......................     28,200        784
     Public Storage, Inc. .........................    229,100      5,570
     Reckson Associates Realty Corp. ..............     29,300        734
     Regency Realty Corp. .........................     50,450      1,195
     Simon Property Group, Inc. ...................    256,600      6,158
     SL Green Realty Corp. ........................     27,500        770
     Spieker Properties, Inc. .....................    128,300      6,431
     Starwood Hotels & Resorts Worldwide, Inc. ....    106,900      3,768
     Storage USA, Inc. ............................     20,000        635
     Summit Properties, Inc. ......................      2,700         70
     Sun Communities, Inc. ........................      5,000        168
     Taubman Centers, Inc. ........................     35,000        383
     The Macerich Co. .............................     45,800        879
     Trizec Hahn Corporation ......................    186,800      2,825
     United Dominion Realty Trust, Inc. ...........      1,800         19
     Vornado Realty Trust .........................    129,800      4,973
     Washington Real Estate Investment Trust ......     35,200        832
     Wyndham International, Inc. ..................     24,200         42
                                                                ---------
                                                                  147,495

   Real Estate Operations - 1.5%
     Rouse Co. ....................................     78,800      2,009
     Shurgard Storage Centers, Inc. ...............     15,200        372
                                                                ---------
                                                                    2,381
                                                                ---------
                                TOTAL COMMON STOCK-       96.9%   153,865

                                                        Par
                                                       Value
                                                      (000's)
SHORT-TERM INVESTMENTS - 2.6%

   Investment in joint trading account (Note B)
     6.695% due 01/02/01 ..........................  $   4,220      4,220
                                                     ---------  ---------
                                 TOTAL INVESTMENTS-       99.5%   158,085
               Cash and Receivables, less payables-        0.5%       726
                                                     ---------  ---------
                                        NET ASSETS-      100.0%   158,811
                                                     =========  =========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                  Market
              Name of Issuer                      Shares           Value
                                                                  (000's)
COMMON STOCK

Aerospace & Defense - 2.2%
  Boeing Co. ...........................           100,000        $   6,600
  General Dynamics Corp. ...............           377,844           29,472
  Honeywell International, Inc .........           173,530            8,210
  United Technologies Corp. ............           361,414           28,416
                                                                  ---------
                                                                     72,698

Auto & Truck Parts - 0.4%
  General Motors Corp. - Cl. H .........           130,658            3,005
  Lear Corp. * .........................           354,098            8,786
                                                                  ---------
                                                                     11,791

Automobile - 0.4%
  Ford Motor Co. .......................           522,736           12,252

Bank - 5.4%
  Bank of America Corp. ................           744,070           34,134
  Bank of New York Co., Inc. ...........           600,000           33,113
  Comerica, Inc. .......................           315,138           18,711
  Fifth Third Bancorp. .................            91,000            5,437
  Firstar Corp. ........................           886,600           20,614
  FleetBoston Financial Corp ...........         1,024,464           38,482
  J.P. Morgan & Co., Inc ...............           150,400           24,891
  State Street Corp. ...................            44,500            5,527
                                                                  ---------
                                                                    180,909

Brokerage & Investment Management - 0.4%
  Goldman Sachs Group, Inc. ............            57,800            6,181
  Morgan Stanley, Dean Witter,
  Discover & Co. .......................            92,800            7,354
                                                                  ---------
                                                                     13,535

Business Services - 0.6%
  Automatic Data Processing, Inc .......           203,214           12,866
  i2 Technologies, Inc. * ..............           148,200            8,058
                                                                  ---------
                                                                     20,924

Chemical - 1.2%
  Air Products & Chemicals, Inc. .......           367,694           15,076
  Dow Chemical Co. .....................           517,266           18,945
  Praxair, Inc. ........................           150,000            6,656
                                                                  ---------
                                                                     40,677

Commercial Services - 1.1%
  Interpublic Group Cos., Inc ..........           330,662           14,074
  Omnicom Group, Inc ...................           254,238           21,070
                                                                  ---------
                                                                     35,144

Computer Equipment - 6.9%
  Brocade Communications Systems, Inc. *           153,100           14,057
  Compaq Computer Corp. ................           359,224            5,406
  Comverse Technology, Inc. * ..........           245,910           26,712
  Handspring, Inc. .....................            69,500            2,706
  Hewlett-Packard Co ...................           458,208           14,462
  Intel Corp ...........................         2,296,228           69,030
  Computer Equipment - Continued
  International Business Machines
    Corp. ..............................           408,036           34,683
  Juniper Networks, Inc. * .............            91,000           11,472
  Network Appliance, Inc. * ............           164,700           10,572
  Redback Networks, Inc. * .............           154,400            6,330
  VeriSign, Inc. .......................            76,900            5,705
  VERITAS Software Corp. * .............           323,962           28,347
                                                                  ---------
                                                                    229,482

Computer Software & Services - 10.3%
  Adobe Systems, Inc ...................           217,900           12,679
  Agile Software Corp. * ...............           159,900            7,895
  America Online, Inc. * ...............           896,272           31,190
  BEA Systems, Inc. ....................           202,900           13,658
  EMC Corp. * ..........................           919,304           61,134
  First Data Corp ......................           718,688           37,866
  Micromuse, Inc. * ....................           113,700            6,863
  Microsoft Corp .......................         1,712,916           74,298
  Oracle Corp. * .......................         1,464,936           42,575
  Siebel Systems, Inc. * ...............           311,702           21,079
  Sun Microsystems, Inc. * .............         1,106,420           30,841
  Yahoo!, Inc. * .......................            92,852            2,801
                                                                  ---------
                                                                    342,879

Consumer Miscellaneous - 0.7%
  Avery Dennison Corp. .................           232,364           12,751
  Black & Decker Corp. .................           289,314           11,356
                                                                  ---------
                                                                     24,107

Cosmetic & Personal Care - 0.8%
  Avon Products, Inc ...................           135,000            6,463
  Colgate-Palmolive Co .................           180,000           11,619
  Procter & Gamble Co. .................            93,536            7,337
                                                                  ---------
                                                                     25,419

Diversified Operations - 9.6%
  Amgen, Inc. * ........................           127,300            8,139
  Corning, Inc. ........................           393,900           20,803
  El Paso Energy Corp. .................           343,688           24,617
  General Electric Co. .................         3,451,044          165,435
  Illinois Tool Works, Inc .............           163,245            9,723
  Minnesota Mining & Manufacturing Co. .           247,826           29,863
  Tyco International, Ltd. .............         1,107,066           61,442
                                                                  ---------
                                                                    320,022

Electric Power - 2.3%
  Calpine Corp. * ......................           150,000            6,759
  Duke Energy Co. ......................           241,668           20,602
  Exelon Corp. .........................           300,000           21,063
  Pinnacle West Capital Corp. ..........           144,892            6,901
  Reliant Energy, Inc ..................           322,874           13,985
  Southern Energy, Inc. * ..............           216,100            6,118
                                                                  ---------
                                                                     75,428

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                         Market
               Name of Issuer                 Shares      Value
                                                         (000's)
        COMMON STOCK - Continued

   Electronic Products & Services - 6.5%
     Altera Corp. * ......................   228,288  $   6,007
     Analog Devices, Inc. * ..............   153,386      7,851
     Applied Materials, Inc. * ...........   178,526      6,817
     Applied Micro Circuits Corp. * ......   260,700     19,565
     Cisco Systems, Inc. * ............... 2,780,144    106,341
     Emulex Corp. * ......................    72,600      5,803
     Linear Technology Corp. .............   163,244      7,550
     Maxim Integrated Products, Inc. * ...   104,932      5,017
     Micron Technology, Inc. * ...........   123,600      4,388
     Motorola, Inc. ......................   444,000      8,991
     PerkinElmer, Inc. ...................    62,100      6,521
     PMC-Sierra, Inc. * ..................    96,500      7,587
     SDL, Inc. * .........................    16,600      2,460
     Texas Instruments, Inc. .............   420,506     19,922
     Transmeta Corp. * ...................    98,300      2,310
                                                      ---------
                                                        217,130

   Financial Services - 4.4%
     Charles Schwab Corp. ................   153,700      4,361
     Citigroup, Inc. ..................... 1,908,902     97,473
     Mellon Financial Corp. ..............   391,978     19,280
     Paychex, Inc. .......................   158,000      7,683
     Stillwell Financial, Inc. ...........   419,062     16,527
                                                      ---------
                                                        145,324

   Food, Beverage & Tobacco - 0.9%
     Anheuser-Busch Cos., Inc. ...........   205,096      9,332
     Philip Morris Cos., Inc. ............   491,412     21,622
                                                      ---------
                                                         30,954

   Health Care Products - 17.4%
     Abbott Laboratories .................   300,000     14,531
     Allergan, Inc. ......................   249,643     24,169
     ALZA Corp. * ........................   281,692     11,972
     American Home Products Corp. ........   875,060     55,610
     Andrx Corp - Andrx Group * ..........    55,300      3,200
     Applera Corporation - Applied
       Biosystems Group ..................   175,200     16,480
     Bristol-Myers Squibb Co. ............   723,248     53,475
     Celgene Corp. * .....................   116,800      3,796
     Eli Lilly & Co. .....................   388,600     36,164
     Forest Laboratories, Inc. * .........    54,300      7,215
     Genetech, Inc. * ....................   151,900     12,380
     Immunex Corp. * .....................    94,100      3,823
     IVAX Corp. ..........................   108,800      4,167
     Johnson & Johnson ...................   517,556     54,376
     Laboratory Corporation of America
       Holdings ..........................    25,000      4,400
     MedImmune, Inc. * ...................   237,300     11,316
     Merck & Co., Inc. ...................   832,888     77,979
     Millennium Pharmaceuticals, Inc. * ..   103,900      6,429
     Pfizer, Inc. ........................ 2,592,251    119,243
     Pharmacia Corp. .....................   347,770     21,214
     Schering-Plough Corp. ...............   408,570     23,186
     UnitedHealth Group, Inc. ............   196,100  $  12,036
                                                      ---------
                                                        577,161

   Health Care Services - 0.2%
     Quest Diagnostics, Inc. * ...........    57,100      8,108

   Insurance - 4.2%
     American International Group, Inc. ..   484,338     47,738
     Chubb Corp. .........................   100,000      8,650
     Hartford Financial Services
       Group, Inc. .......................   398,762     28,163
     Lincoln National Corp. ..............   369,024     17,459
     Marsh & McLennan Cos., Inc. .........   166,056     19,428
     St. Paul Cos., Inc. .................   350,774     19,051
                                                      ---------
                                                        140,489

   Machinery - 0.5%
     Ingersoll-Rand Co. ..................   366,374     15,342

   Media - Publishing - 0.4%
     AT&T Corp. - Liberty Media Group -
        Cl. A * ..........................   997,162     13,524

   Media - TV / Radio - 2.9%
     Clear Channel Communications,
       Inc. * ............................   478,944     23,199
     Infinity Broadcasting Corp. -
       Cl. A * ...........................   341,084      9,529
     The Walt Disney Co. .................   373,296     10,802
     Time Warner, Inc. ...................   469,212     24,512
     Viacom, Inc. - Cl. B * ..............   625,431     29,239
                                                      ---------
                                                         97,281

   Natural Gas Distribution - 0.6%
     Enron Corp. .........................   220,700     18,346

   Oil - 1.2%
     BJ Services Co. * ...................   122,400      8,430
     Royal Dutch Petroleum Co. - NY
       Shares ............................   509,824     30,876
                                                      ---------
                                                         39,306

   Oil & Natural Gas Exploration & Production - 3.5%
     Chevron Corp. .......................   204,092     17,233
     Exxon Mobil Corp. ...................   832,870     72,408
     Kerr-McGee Corp. ....................   158,730     10,625
     R&B Falcon Corp. * ..................   103,900      2,383
     Transocean Sedco Forex, Inc. ........   138,500      6,371
     USX-Marathon Group ..................   322,936      8,961
                                                      ---------
                                                        117,981

   Oil - Equipment & Service - 0.7%
     Baker Hughes, Inc. ..................   354,676     14,741
     Nabors Industries, Inc. * ...........   152,500      9,021
                                                      ---------
                                                         23,762

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                      Market
                Name of Issuer          Shares         Value
                                                      (000's)
          COMMON STOCK - Continued

   Paper & Forest Products - 0.3%
     Kimberly-Clark Corp ...............     146,040  $  10,324

   Retail - Department Stores - 4.7%
     Home Depot, Inc. ..................     591,412     27,020
     Kohl's Corp. ......................     401,100     24,467
     Limited, Inc. .....................     464,518      7,926
     Lowe's Cos., Inc. .................     278,166     12,378
     RadioShack Corp. ..................     375,378     16,071
     Wal-Mart Stores, Inc. .............   1,300,558     69,092
                                                      ---------
                                                        156,954

     Retail - Drug Stores - 0.8%
       CVS Corp. .......................     251,100     15,050
       TJX Cos., Inc. ..................     378,746     10,510
                                                      ---------
                                                         25,560

   Telecommunication Equipment - 1.5%
     CIENA Corp. * .....................      45,500      3,697
     JDS Uniphase Corp. * ..............     211,600      8,821
     Nortel Networks Corp. .............     700,538     22,461
     QUALCOMM, Inc. * ..................     174,600     14,350
                                                      ---------
                                                         49,329

   Telecommunication Services - 2.3%
     EchoStar Communications Corp. -
       Cl. A * .........................     287,100      6,532
     Nextel Communications, Inc. -
       Cl. A * .........................     166,600      4,123
     Qwest Communications
       International, Inc. * ...........     602,042     24,684
     Sprint PCS (PCS Group) * ..........     281,600      5,755
     Verizon Communications ............     583,788     29,262
     XO Communications, Inc. ...........     344,900      6,144
                                                      ---------
                                                         76,500

   Telephone - 1.6%
     Metromedia Fiber Network, Inc.
       Cl. A * .........................     388,000      3,928
     SBC Communications, Inc.                844,460     40,323
          Sprint Corp. .................     432,234      8,780
                                                      ---------
                                                         53,031

   U.S. Government Agencies - 1.2%
     Federal National Mortgage Assoc         451,870     39,200
                                                      ---------
                     TOTAL COMMON STOCK-        98.1% 3,260,873

                                               Par     Market
          Name of Issuer                      Value     Value
                                             (000's)   (000's)
   SHORT-TERM INVESTMENTS - 3.2%
     Investment in joint trading
     account
       (Note B)
     6.695% due 01/02/01 ............... $   106,899 $  106,957
                                         ----------- ----------
                      TOTAL INVESTMENTS-       101.3% 3,367,830
    Payables, less cash and receivables-       (1.3)%   (42,842)
                                         ----------- ----------
                             NET ASSETS-       100.0% 3,324,988
                                         =========== ==========
* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                      Market
                Name of Issuer             Shares      Value
                                                      (000's)
   COMMON STOCK

   Aerospace & Defense - 1.2%
     General Dynamics Corp. (US)              72,744   $  5,674
     Honeywell International, Inc. (US)       97,104      4,594
     Lockheed Martin Corp. (US)               52,200      1,772
     Raytheon Co. - Cl. A (US)               149,900      4,347
     United Technologies Corp. (US)          238,660     18,765
                                                       --------
                                                         35,152

   Auto & Truck Parts - 0.3%
     General Motors Corp. - Cl. H (US)       120,960      2,782
     Lear Corp. (US)                         144,600      3,588
     Visteon Corp. (US)                      210,500      2,421
                                                       --------
                                                          8,791

   Automobile - 0.3%
     AutoNation, Inc. * (US)                 133,300        800
     Ford Motor Co. (US)                     331,300      7,765
                                                       --------
                                                          8,565

   Bank - 3.1%
     Bank of America Corp. (US)              561,700     25,768
     Bank of New York Co., Inc. (US)         172,400      9,514
     Comerica, Inc. (US)                     162,372      9,641
     FleetBoston Financial Corp. (US)        593,040     22,276
     J.P. Morgan & Co., Inc. (US)             95,508     15,807
     Washington Mutual, Inc. (US)            178,600      9,477
                                                       --------
                                                         92,483

   Business Services - 0.3%
     Automatic Data Processing, Inc. (US)    145,100      9,187

   Chemical - 0.8%
     Air Products & Chemicals, Inc. (US)     184,632      7,570
     Dow Chemical Co. (US)                   323,200     11,837
     Praxair, Inc. (US)                       88,284      3,918
                                                       --------
                                                         23,325

   Commercial Services - 0.9%
     Galileo International, Inc. (US)         54,300      1,086
     Interpublic Group Cos., Inc. (US)       321,900     13,701
     Omnicom Group, Inc. (US)                 99,960      8,284
     R.R. Donnelley & Sons Co. (US)          171,108      4,620
                                                       --------
                                                         27,691

   Computer Equipment - 2.4%
     Compaq Computer Corp. (US)              326,988      4,921
     Comverse Technology, Inc. (US)           46,200      5,019
     Dell Computer Corp. (US)                 59,800      1,043
     Hewlett-Packard Co. (US)                320,648     10,120
     Intel Corp. (US)                        885,528     26,621
     International Business Machines
       Corp. (US)                            223,524     19,000
     VERITAS Software Corp. (US)              70,400      6,160
                                                       --------
                                                         72,884


   Computer Software & Services - 4.5%
     America Online, Inc. (US)               360,696   $ 12,552
     Cadence Design Systems, Inc. (US)        95,700      2,632
     CheckFree Corp. (US)                     58,900      2,503
     DoubleClick, Inc. (US)                  107,500      1,182
     DST Systems, Inc. (US)                   62,000      4,154
     EMC Corp. (US)                          284,088     18,892
     First Data Corp. (US)                   396,900     20,911
     Genuity, Inc. (US)                      197,900      1,002
     Macromedia, Inc. (US)                    21,100      1,282
     Microsoft Corp. (US)                    653,352     28,339
     Oracle Corp. (US)                       710,808     20,658
     Peoplesoft, Inc. (US)                    71,900      2,674
     Siebel Systems, Inc. (US)                58,716      3,971
     Sun Microsystems, Inc. (US)             390,600     10,888
     Yahoo!, Inc. (US)                        77,784      2,347
                                                       --------
                                                        133,987

   Consumer Miscellaneous - 0.8%
     Avery Dennison Corp. (US)               108,612      5,960
     Black & Decker Corp. (US)               185,500      7,281
     Clorox Co. (US)                         111,200      3,947
     Costco Wholesale Corp. (US)             100,200      4,002
     Parker-Hannifin Corp. (US)               68,460      3,021
                                                       --------
                                                         24,211

   Cosmetic & Personal Care - 0.6%
     Avon Products, Inc. (US)                104,160      4,987
     Colgate-Palmolive Co. (US)              120,000      7,746
     Procter & Gamble Co. (US)                74,508      5,844
                                                       --------
                                                         18,577

   Diversified Operations - 4.3%
     Corning, Inc. (US)                      139,300      7,357
     El Paso Energy Corp. (US)               237,100     16,982
     General Electric Co. (US)             1,333,800     63,939
     Illinois Tool Works, Inc. (US)          131,975      7,861
     Minnesota Mining &
       Manufacturing Co. (US)                 94,080     11,337
     Reynolds & Reynolds Co. - Cl. A (US)    149,604      3,029
     Textron, Inc. (US)                        1,600         74
     Tyco International, Ltd. (BM)           317,400     17,616
                                                       --------
                                                        128,195

   Electric Power - 1.9%
     AES Corp. (US)                          139,900      7,747
     Allegheny Energy, Inc. (US)              87,300      4,207
     Calpine Corp. (US)                       93,400      4,209
     Dominion Resources, Inc. (US)            97,104      6,506
     Duke Energy Co. (US)                     48,900      4,169
     Exelon Corp. (US)                        86,300      6,059
     Fluor Corp. (US)                         94,300      3,118
     NiSource, Inc. (US)                     100,100      3,078
     Northeast Utilities (US)                137,700      3,339
     Pinnacle West Capital Corp. (US)        180,400      8,591

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                    Name of Issuer                       Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Electric Power - Continued
     Reliant Energy, Inc. (US) ...................      139,100        $  6,025
                                                                       --------
                                                                         57,048

Electrical Equipment - 0.1%
     Emerson Electric Co. (US) ...................       36,400           2,869

Electronic Products & Services - 3.4%
     Altera Corp. (US) ...........................      138,768           3,651
     Analog Devices, Inc. (US) ...................       62,500           3,199
     Applied Materials, Inc. (US) ................      180,276           6,884
     Applied Micro Circuits Corp. (US) ...........       67,500           5,066
     Bookham Technology plc (GB) .................       54,900             721
     Cisco Systems, Inc. (US) ....................    1,046,664          40,035
     KLA-Tencor Corp. (US) .......................       53,000           1,786
     Linear Technology Corp. (US) ................       79,800           3,691
     Maxim Integrated Products, Inc. (US) ........       73,752           3,526
     Micron Technology, Inc. (US) ................       26,100             927
     MIPS Technologies, Inc. - Cl. B (US) ........       36,100             920
     Motorola, Inc. (US) .........................      284,508           5,761
     PMC-Sierra, Inc. (US) .......................       25,300           1,989
     Sanmina Corp. (US) ..........................       56,500           4,329
     Teradyne, Inc. (US) .........................       58,600           2,183
     Texas Instruments, Inc. (US) ................      287,288          13,610
     Xilinx, Inc. (US) ...........................       70,100           3,233
                                                                       --------
                                                                        101,511

Energy - Alternative Source - 0.4%
     Dynegy, Inc. - Cl.A (US) ....................      197,100          11,050

Financial Services - 2.5%
     Citigroup, Inc. (US) ........................    1,058,653          54,057
     Household International, Inc. (US) ..........       50,100           2,755
     Jersey Puerto Morgan Chase & Co. (US) .......       69,804           3,172
     Mellon Financial Corp. (US) .................      139,524           6,863
     Stillwell Financial, Inc. (US) ..............      193,284           7,623
                                                                       --------
                                                                         74,470

Food, Beverage & Tobacco - 1.9%
     Anheuser-Busch Cos., Inc. (US) ..............       96,936           4,411
     Campbell Soup Co. (US) ......................      159,300           5,516
     ConAgra, Inc. (US) ..........................      260,516           6,773
     Kellogg Co. (US) ............................      281,200           7,382
     PepsiCo, Inc. (US) ..........................      266,884          13,227
     Philip Morris Cos., Inc. (US) ...............      316,000          13,904
     Williams Cos., Inc. (US) ....................      110,700           4,421
                                                                       --------
                                                                         55,634

Health Care Products - 10.2%
     Abbott Laboratories (US) ....................      186,000           9,009
     Allergan, Inc. (US) .........................       97,100           9,401
     ALZA Corp. (US) .............................      153,400           6,520
     American Home Products Corp. (US) ...........      193,704          12,310
     AstraZeneca Group plc - ADR (GB) ............      224,300          11,552
     Baxter International, Inc. (US) .............      117,100          10,341
     Becton, Dickinson & Co. (US) ................       42,400           1,468
     Bristol-Myers Squibb Co. (US) ...............      346,668          25,632
     Cardinal Health, Inc. (US) ..................       53,172           5,297
     Eli Lilly & Co. (US) ........................       35,400           3,294
     ENZON, Inc. (US) ............................       67,000           4,158
     Forest Laboratories, Inc. (US) ..............      101,640          13,505
     Genetech, Inc. (US) .........................       22,200           1,809
     Guidant Corp. (US) ..........................       63,400           3,420
     Johnson & Johnson (US) ......................      219,492          23,060
     Laboratory Corporation of
     America Holdings (US) .......................       39,000           6,864
     Medtronic, Inc. (US) ........................      276,300          16,682
     Merck & Co., Inc. (US) ......................      372,540          34,879
     Pfizer, Inc. (US) ...........................    1,737,600          79,930
     Pharmacia Corp. (US) ........................      265,200          16,177
     Schering-Plough Corp. (US) ..................      166,152           9,429
                                                                       --------
                                                                        304,737

Health Care Services - 0.2%
     Wellpoint Health Networks, Inc. (US) ........       56,300           6,488

Insurance - 3.2%
     Allstate Corp. (US) .........................      100,000           4,356
     American International Group, Inc. (US) .....      194,600          19,180
     Chubb Corp. (US) ............................       75,000           6,488
     Hartford Financial Services Group, Inc.
       (US) ......................................      282,500          19,952
     Jefferson-Pilot Corp. (US) ..................       32,200           2,407
     Lincoln National Corp. (US) .................      270,100          12,779
     Marsh & McLennan Cos., Inc. (US) ............       44,856           5,248
     St. Paul Cos., Inc. (US) ....................      202,100          10,977
     Torchmark, Inc. (US) ........................      145,200           5,581
     XL Capital, Ltd. - Cl. A (BM) ...............      105,252           9,196
                                                                       --------
                                                                         96,164

Leisure & Recreation - 0.1%
     Carnival Corp. (PA) .........................      116,800           3,599

Machinery - 0.3%
     Ingersoll-Rand Co. (US) .....................      234,500           9,820

Media - Publishing - 0.5%
     AT&T Corp. - Liberty Media Group -  Cl
       A (US) ....................................    1,026,900          13,927

Media - TV / Radio - 1.8%
     Cablevision Systems Corp. - Cl. A (US) ......      135,900          11,543
     Charter Communications, Inc. - Cl. A
       (US) ......................................       90,700           2,058
     Clear Channel Communications, Inc.
       (US) ......................................      140,448           6,803
     Fox Entertainment Group, Inc. - Cl. A
       (US) ......................................       71,000           1,269
     Infinity Broadcasting Corp. - Cl. A (US) ....      134,652           3,762
     Time Warner, Inc. (US) ......................      251,184          13,122
     USA Networks, Inc. (US) .....................        8,600             167

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                    Name of Issuer                       Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Media - TV / Radio - Continued
     Viacom, Inc. - Cl. B (US) ...................      308,953       $  14,443
                                                                      ---------
                                                                         53,167

Metals & Mining - 0.3%
     Alcoa, Inc. (US) ............................      291,500           9,765

Oil - 0.8%
     Conoco, Inc. - Cl. A (US) ...................      151,032           4,323
     Royal Dutch Petroleum Co. - NY Shares
       (NL) ......................................      327,180          19,815
                                                                      ---------
                                                                         24,138

Oil & Natural Gas Exploration & Production - 1.8%
     Chevron Corp. (US) ..........................       76,440           6,454
     Exxon Mobil Corp. (US) ......................      479,860          41,707
     Kerr-McGee Corp. (US) .......................       61,908           4,144
     Texaco, Inc. (US) ...........................       48,400           3,007
                                                                      ---------
                                                                         55,312

Oil - Equipment & Service - 0.5%
     Baker Hughes, Inc. (US) .....................      286,780          11,919
     Weatherford International, Inc. (US) ........       52,300           2,471
                                                                      ---------
                                                                         14,390

Paper & Forest Products - 0.2%
     Kimberly-Clark Corp. (US) ...................       86,016           6,080

Personal & Commercial Lending - 0.6%
     USA Education, Inc. (US) ....................      271,100          18,435

Precious Metals/Gems/Stones - 0.0%
     Newmont Mining Corp. (US) ...................       73,000           1,245

Retail - Department Stores - 2.9%
     Circuit City Stores, Inc. (US) ..............      175,000           2,012
     Dollar General Corp. (US) ...................      159,100           3,003
     Gap, Inc. (US) ..............................      253,780           6,471
     Home Depot, Inc. (US) .......................      258,552          11,813
     Kohl's Corp. (US) ...........................      179,200          10,931
     Limited, Inc. (US) ..........................      168,588           2,876
     Lowe's Cos., Inc. (US) ......................      263,800          11,739
     RadioShack Corp. (US) .......................      200,100           8,567
     Tiffany & Co. (US) ..........................      137,600           4,352
     Wal-Mart Stores, Inc. (US) ..................      485,772          25,807
                                                                      ---------
                                                                         87,571

Retail - Drug Stores - 0.5%
     CVS Corp. (US) ..............................       63,000           3,776
     TJX Cos., Inc. (US) .........................      261,700           7,262
     Walgreen Co. (US) ...........................       84,000           3,512
                                                                      ---------
                                                                         14,550

Retail - Food - 0.1%
     McDonald's Corp. (US) .......................       93,900           3,193

Shoe & Apparel Manufacturing - 0.1%
     Nike, Inc. - Cl. B (US) .....................       53,800           3,003

Telecommunication Equipment - 0.8%
     ADC Telecommunications, Inc. (US) ...........      140,700           2,550
     JDS Uniphase Corp. (US) .....................       98,000           4,085
     Nokia Oyj - ADR (FI) ........................      109,700           4,772
     Nortel Networks Corp. (CA) ..................      399,672          12,815
                                                                      ---------
                                                                         24,222

Telecommunication Services - 1.3%
     Adelphia Communications Corp. - Cl. A
       (US) ......................................       53,800           2,777
     CNF Transportation, Inc. (US) ...............       41,700           1,410
     EchoStar Communications Corp. - Cl. A
       (US) ......................................       61,000           1,388
     Qwest Communications International,
       Inc. (US) .................................      371,176          15,218
     Sprint PCS (PCS Group) (US) .................      271,700           5,553
     Verizon Communications (US) .................      181,944           9,120
     WorldCom, Inc. (US) .........................      189,300           2,662
                                                                      ---------
                                                                         38,128

Telephone - 1.2%
     AT&T Corp. (US) .............................      107,100           1,854
     BellSouth Corp. (US) ........................       92,652           3,793
     SBC Communications, Inc. (US) ...............      509,780          24,342
     Sprint Corp. (US) ...........................      299,716           6,088
                                                                      ---------
                                                                         36,077

Transportation Services - 0.4%
     Canadian National Railway Co. (CA) ..........      113,300           3,364
     Ryder System, Inc. (US) .....................      169,260           2,814
     Union Pacific Corp. (US) ....................      137,032           6,954
                                                                      ---------
                                                                         13,132

U.S. Government Agencies - 0.9%
     Federal National Mortgage Assoc. (US) .......      299,500          25,982
                                                                      ---------
                               TOTAL COMMON STOCK-         58.4%      1,748,766

                                                          Par
                                                         Value
                                                        (000's)
CORPORATE BONDS

Personal & Commercial Lending - 0.6%
     MBNA Master Credit Card Trust (US)
     6.6% due 11/15/04 ...........................     $ 10,231          10,339
     MBNA Master Credit Card Trust II (US)
     6.4% due 01/18/05 ...........................        7,147           7,211
     Sears Credit Account Master Trust - Ser.
       1998-2 Cl. A (US)
     5.25% due 10/16/08 ..........................        1,000             986
                                                                      ---------
                            TOTAL CORPORATE BONDS-          0.6%         18,536

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par           Market
                     Name of Issuer                     Value           Value
                                                       (000's)         (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.2%
     Boeing Cap. Corp. - Sr. Notes (US)
     7.1% due 09/27/05 ...........................   $      500      $      521
     Lockheed Martin Corp. - Bonds (US)
     8.5% due 12/01/29 ...........................        3,443           3,907
     Raytheon Co. - Notes (US)
     6.45% due 08/15/02 ..........................        2,290           2,281
                                                                     ----------
                                                                          6,709

Automobile - 0.5%
     Ford Motor Co. - Bonds (US)
     6.625% due 10/01/28 .........................       13,024          11,024
     General Motors (US)
     1.25% due 12/20/04 ..........................      500,000           4,353
     Hertz Corp. (US)
     7.625% due 08/15/07 .........................          500             515
                                                                     ----------
                                                                         15,892

Bank - 3.3%
     Bank of America Corp. - Sub. Notes (US)
     7.8% due 02/15/10 ...........................       15,713          16,354
     Banponce Financial Corp. Mountain Bank
       Ent - Ser C. (US)
     6.58% due 11/25/03 ..........................        8,900           8,946
     Development Bank of JAPAN (JP)
     1.75% due 06/21/10 ..........................      790,000           7,033
     European Investment Bank - Notes (XU)
     3.0% due 09/20/06 ...........................      620,000           6,048
     European Investment Bank - Sr. Unsub
       (LU)
     6.0% due 11/26/04 ...........................        1,350           2,035
     European Investment Bank (XU)
     8.75% due 08/25/17 ..........................          960           1,957
     European Investor Bank (LU)
     8.0% due 06/10/03 ...........................          250             393
     Federal Home Loan Bank - Notes (US)
     5.125% due 09/15/03 .........................        1,250           1,234
     International Bank of Reconstruction &
       Development - Notes (XU)
     2.0% due 02/18/08 ...........................    1,170,000          10,698
     International Bank of Reconstruction &
       Development - Debs. (XU)
     4.5% due 03/20/03 ...........................    1,080,000          10,251
     International Bank of Reconstruction &
       Development - Debs. (JP)
     4.75% due 12/20/04 ..........................      650,000           6,563
     International Bank of Reconstruction &
       Development - Debs. (XU)
     9.25% due 07/20/07 ..........................        2,710           4,811
     J.P. Morgan & Co., Inc. - Sr Notes (US)
     5.75% due 02/25/04 ..........................        2,000           1,964
     Korea Development Bank - Bonds (US)
     7.125% due 09/17/01 .........................        4,600           4,608
     Korea Development Bank - Notes (US)
     7.125% due 04/22/04 .........................        7,273           7,218
     Wells Fargo Bank NA - Sub. (US)
     7.55% due 06/21/10 ..........................        8,106           8,579
                                                                     ----------
                                                                         98,692

Brokerage & Investment Management - 0.3%
     Lehman Brothers Holdings, Inc. - Notes
       (US)
     6.5% due 10/01/02 ...........................        7,010           7,007
     6.625% due 04/01/04 .........................        2,000           1,993
     Regional Diversified Funding, Ltd. (US)
     9.25% due 03/15/30 ..........................        1,000           1,005
                                                                     ----------
                                                                         10,005

Business Services - 0.1%
     Comdisco, Inc. - Notes (US)
     5.95% due 04/30/02 ..........................        4,200           3,444

Computer Equipment - 0.1%
     International Business Machines
     Corp. - Notes (US)
     5.375% due 02/01/09 .........................          500             463
     5.625% due 04/12/04 .........................        2,870           2,830
                                                                     ----------
                                                                          3,293

Electric Power - 0.1%
     Ontario-Hydro (CA)
     9.0% due 06/24/02 ...........................        2,800           1,960

Financial Services - 5.4%
     Associates Corp. of North America - Sr
       Notes (US)
     5.5% due 02/15/02 ...........................        4,000           3,978
     6.25% due 11/01/08 ..........................        8,618           8,310
     Capital One Financial Corp. - Notes (US)
     7.25% due 12/01/03 ..........................        8,562           8,547
     Chase Commercial Mortgage Securities
       Corp. - Ser. 1997-1 Cl. A2 (US)
     7.37% due 02/19/07 ..........................       10,722          11,269
     Contimortgage Home Equity Loan Trust (US)
     6.0% due 12/25/16 ...........................       12,093          11,927
     Countrywide Funding Corp. (US)
     7.0% due 10/25/23 ...........................        7,256           7,277
     Credit Suisse First Boston Mortgage
       Securities Corp. (US)
     7.545% due 04/15/10 .........................        4,533           4,842
     First Union National Nank - Sub. Notes (US)
     7.8% due 08/18/10 ...........................        7,739           7,983
     General Motors Acceptance Corp. (US)
     7.5% due 07/15/05 ...........................        8,118           8,312
     Green Tree Financial Corp. (US)
     6.68% due 01/15/29 ..........................        9,471           9,512

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par           Market
                     Name of Issuer                     Value           Value
                                                       (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Financial Services - Continued
     Green Tree Financial Corp. - Ser. 1996-8
       Cl. A6 (US)
     7.6% due 10/15/27 ...........................   $    7,723      $    8,010
     Green Tree Financial Corporation - Ser
       1997-6 Cl. A7 (US)
     7.14% due 01/15/29 ..........................          500             511
     Household Finance Corp. - Sr. Notes (US)
     5.125% due 06/24/09 .........................        6,300           5,496
     Household Finance Corp. - Notes (US)
     7.875% due 03/01/07 .........................        7,369           7,670
     KFW International Finance - Debs. (US)
     10.625% due 09/03/01 ........................          500             769
     LB-UBS Commercial Mortgage Trust -
       Ser. 2000-C4 Cl. A2 (US)
     7.37% due 06/15/10 ..........................       15,318          16,242
     Lehman Brothers Holdings - Notes (US)
     7.75% due 01/15/05 ..........................        8,062           8,330
     Mortgage Capital Funding, Inc. - Ser
       1996 - MC2 Cl. A1 (US)
     6.758% due 02/20/04 .........................        9,997          10,114
     NiSource Finance Corp. Ser. 144A (a)
       (US)
     7.5% due 11/15/03 ...........................          500             513
     NiSource Finance Corp. - 144A (a) (US)
     7.875% due 11/15/10 .........................        1,375           1,445
     PNC Funding Corp. - Sub. Notes (US)
     7.5% due 11/01/09 ...........................        8,094           8,371
     Residential Asset Securities Corp. (US)
     6.11% due 05/25/24 ..........................        8,062           8,038
     Salomon, Inc. - Sr. Notes (US)
     7.2% due 02/01/04 ...........................        2,300           2,349
     Southern Pacific Secured Assets Corp.
       (US)
     6.27% due 03/25/19 ..........................        1,392           1,387
                                                                     ----------
                                                                        161,202

Food, Beverage & Tobacco - 0.2%
     Conagra Inc. - Notes (US)
     7.5% due 09/15/05 ...........................        1,000           1,045
     7.875% due 09/15/10 .........................          500             539
     Nabisco, Inc. - Deb. (US)
     7.55% due 06/15/15 ..........................        1,000             943
     Philip Morris Cos., Inc. - Debs. (US)
     8.25% due 10/15/03 ..........................        3,055           3,135
     The Kroger Co. (US)
     8.05% due 02/01/10 ..........................          500             538
     Williams Cos., Inc. - Notes (US)
     6.5% due 08/01/06 ...........................          500             494
                                                                     ----------
                                                                          6,694

Foreign - 0.3%
     Queensland Treasury Corp. - Bonds (AU)
     6.5% due 06/14/05 ...........................          460             264
     Queensland Treasury Corp. - Global
       Notes (AU)
     8.0% due 08/14/01 ...........................          400             225
     Queensland Treasury Corp. (AU)
     8.0% due 09/14/07 ...........................        1,395             875
     Treuhandanstalt (DE)
     7.75% due 10/01/02 ..........................        6,410           6,340
                                                                     ----------
                                                                          7,704

Foreign Governmental - 4.4%
     Government of Canada - Debs. (CA)
     9.75% due 06/01/21 ..........................        2,470           2,435
     11.0% due 06/01/09 ..........................        2,830           2,586
     12.0% due 03/01/05 ..........................        1,785           1,477
     Government of France - Bonds (FR)
     8.5% due 04/25/03 ...........................        7,300           7,437
     9.5% due 01/25/01 ...........................        6,860           6,456
     Government of Japan - Bonds (JP)
     2.2% due 09/21/20 ...........................      650,000           5,607
     Government of Netherlands -
     Bonds (NL)
     6.5% due 04/15/03 ...........................        8,100           7,909
     7.75% due 03/01/05 ..........................       10,700          11,221
     Government of Sweden - Debs. (SE)
     6.5% due 10/25/06 ...........................        9,200           1,070
     6.75% due 05/05/14 ..........................        4,700             584
     Government of Sweden - Bonds (SE)
     10.25% due 05/05/03 .........................       11,450           1,370
     Republic of Greece (GR)
     5.9% due 02/11/03 ...........................      200,000             563
     6.0% due 05/19/10 ...........................      435,000           1,245
     Hellenic Republic - Bonds (GR)
     5.95% due 03/24/05 ..........................      243,000             693
     Kingdom of Denmark - Bonds (DK)
     7.0% due 11/15/07 ...........................        6,300             881
     7.0% due 11/10/24 ...........................        3,000             449
     8.0% due 05/15/03 ...........................       13,650           1,833
     Kingdom of Spain - Notes (ES)
     3.1% due 09/20/06 ...........................    1,260,000          12,297
     Province of Ontario (CA)
     7.75% due 06/04/02 ..........................        4,000           4,101
     Province of Quebec - Debs (CA)
     7.5% due 09/15/29 ...........................        9,780          10,529
     Queensland Treasury Corp. (XU)
     6.0% due 06/14/11 ...........................          280             158
     Republic of Chile (US)
     6.875% due 04/28/09 .........................        3,795           3,686
     Republic of Italy - Notes (IT)
     3.5% due 06/20/01 ...........................      800,000           7,096
     Republic of Italy - Bonds (IT)
     4.5% due 05/01/09 ...........................       13,800          12,407
     Republic of Italy (XU)
     6.0% due 08/04/28 ...........................        1,600           2,637
     Republic of Italy - Debs. (IT)
     8.5% due 01/01/04 ...........................        6,600           6,854

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                          Par           Market
                     Name of Issuer                      Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Foreign Governmental - Continued
     9.0% due 11/01/23 ...........................     $ 12,000        $ 15,982
     10.5% due 04/28/14 ..........................        1,250           2,677
                                                                       --------
                                                                        132,240

Health Care Products - 0.2%
     Beckman Instruments, Inc. - Sr. Notes
       (US)
     7.1% due 03/04/03 ...........................        4,837           4,771

Health Care Services - 0.1%
     Tenet Healthcare Corp. - Sr. Notes (US)
     8.0% due 01/15/05 ...........................        3,950           4,000
     United Healthcare - Notes (US)
     7.5% due 11/15/05 ...........................          500             517
                                                                       --------
                                                                          4,517

Leisure & Recreation - 0.0%
     MGM Mirage, Inc. (US)
     8.5% due 09/15/10 ...........................          500             515

Media - TV / Radio - 0.8%
     Belo AH Corp. - Sr. Notes (US)
     7.125% due 06/01/07 .........................          500             479
     CBS, Corp. - Sr. Notes (US)
     7.15% due 05/20/05 ..........................        3,525           3,591
     Chancellor Media Corp. (US)
     8.0% due 11/01/08 ...........................          750             746
     Charter Communication Holdings LLC -
       Sr. Notes (US)
     8.25% due 04/01/07 ..........................        1,000             915
     Clear Channel Communications (US)
     7.65% due 09/15/10 ..........................          500             511
     Fox Sports Networks LLC - Sr. Disc
       Notes (US)
     0.0% due 08/15/07 ...........................          750             637
     Fox/Liberty Networks LLC - Sr. Notes
       (US)
     8.875% due 08/15/07 .........................        1,000             995
     Liberty Media Corp. - Bonds (US)
     7.875% due 07/15/09 .........................        1,500           1,477
     News America, Inc. - Debs. (US)
     7.125% due 04/08/28 .........................        3,483           2,839
     Time Warner, Inc. (US)
     6.625% due 05/15/29 .........................        4,079           3,698
     Time Warner, Inc. - Debs (US)
     7.25% due 10/15/17 ..........................          500             490
     Time Warner, Inc. - Notes (US)
     8.18% due 08/15/07 ..........................        2,075           2,207
     Viacom, Inc. (US)
     7.7% due 07/30/10 ...........................        5,250           5,516
                                                                       --------
                                                                         24,101

Municipals - 0.2%
     Tennessee Valley Authority - Bonds (US)
     6.375% due 09/18/06 .........................       11,000           5,622

Natural Gas Distribution - 0.2%
     Florida Gas Transmission Co. (US)
     7.875% due 12/01/10 .........................          750             773
     KN Energy, Inc. - Sr. Notes (US)
     6.45% due 03/01/03 ..........................        4,590           4,579
     Williams Gas Pipeline Center - Sr. Notes
       144A (a) (US)
     7.375% due 11/15/06 .........................        1,300           1,336
                                                                       --------
                                                                          6,688

Oil - 0.1%
     Coastal Corp. (US)
     7.75% due 06/15/10 ..........................          500             527
     Conoco, Inc. - Notes (US)
     5.9% due 04/15/04 ...........................          500             495
     Pennzoil - Quaker State - Notes (US)
     8.65% due 12/01/02 ..........................          750             754
                                                                       --------
                                                                          1,776

Oil & Natural Gas Exploration & Production - 0.3%
     Amerada Hess Corp. - Bonds (US)
     7.875% due 10/01/29 .........................        2,749           2,874
     Gulf Canada Resources, Ltd. - Sr. Notes
       (CA)
     8.35% due 08/01/06 ..........................        4,460           4,527
                                                                       --------
                                                                          7,401

Oil - Equipment & Service - 0.1%
     Petroleum Geo-Services ASA - Sr. Notes
       (NO)
     7.125% due 03/30/28 .........................        4,519           3,642

Paper & Forest Products - 0.0%
     Fort James Corp. - Sr. Notes (US)
     6.875% due 09/15/07 .........................          500             445

Personal & Commercial Lending - 3.2%
     Asset Backed Securities Corp. - Series
       2000-LB1 Cl. AF2 (US)
     7.57% due 03/21/24 ..........................        6,795           6,918
     Citibank Credit Card Issuance Trust - Ser
       2000 Cl. C1 (US)
     7.45% due 09/15/07 ..........................          500             523
     Countrywide Alternative Loan Trust - Ser
       1999-1 Cl. A4 (US)
     6.75% due 06/25/29 ..........................        7,569           7,525
     Credit Suisse First Boston, Inc. (US)
     7.29% due 09/15/09 ..........................        8,062           8,496
     CS First Boston Mortgage Securities
       Corp. (US)
     6.91% due 01/15/08 ..........................        5,953           6,119
     EQCC Home Equity Loan Trust (US)
     6.223% due 06/25/11 .........................        7,498           7,476
     Ford Motor Credit Co. (US)
     1.2% due 02/07/05 ...........................      500,000           4,310

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                          Par           Market
                     Name of Issuer                      Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Personal & Commercial Lending - Continued
     Ford Motor Credit Co. (LU)
     5.25% due 06/16/08 ..........................      $10,250         $ 4,669
     Ford Motor Credit Co. - Notes (US)
     6.125% due 04/28/03 .........................        3,000           2,973
     Ford Motor Credit Co. (US)
     7.875% due 06/15/10 .........................          500             515
     General Motors Acceptance Corp. (US)
     4.0% due 02/09/06 ...........................        6,800           5,913
     General Motors Acceptance Corp. -
       Bonds (US)
     5.5% due 01/14/02 ...........................        5,000           4,966
     Goldman Sachs Group, Inc. (US)
     7.8% due 01/28/10 ...........................        8,618           9,063
     Household Finance Corp. - Notes (US)
     6.0% due 05/01/04 ...........................        7,020           6,890
     Money Store Home Equity Trust - Ser
       1996-B A7 (US)
     7.55% due 02/15/20 ..........................        4,977           4,990
     Residential Asset Products (US)
     7.21% due 11/25/19 ..........................        8,500           8,522
     Residential Asset Securities Corp. (US)
     7.18% due 01/25/25 ..........................        4,000           4,053
     U.S. West Capital Funding, Inc. (US)
     6.875% due 07/15/28 .........................        2,709           2,369
                                                                        -------
                                                                         96,290

Pollution Control - 0.1%
     Waste Management, Inc. - Notes (US)
     7.7% due 10/01/02 ...........................          400             400
     WMX Technologies, Inc. - Notes (US)
     7.1% due 08/01/26 ...........................        1,000             988
     7.125% due 06/15/01 .........................        2,715           2,704
                                                                        -------
                                                                          4,092

Real Estate Investment Trust - 0.5%
     Residential Asset Securitization Trust -
       Ser. 1998-A8 Cl. A3 (US)
     6.75% due 08/25/28 ..........................       14,765          14,698

Retail - Department Stores - 0.5%
     Federated Department Stores, Inc. - Sr
       Notes (US)
     8.5% due 06/15/03 ...........................        6,502           6,691
     Wal Mart Stores, Inc. (US)
     7.55% due 02/15/30 ..........................        7,405           8,217
                                                                        -------
                                                                         14,908

Telecommunication Equipment - 0.0%
     Crown Castle International Corp. - Sr
       Notes (US)
     10.75% due 08/01/11 .........................        1,000           1,037
     Spectrasite Holdings, Inc. - Sr. Notes
       Ser. B (US)
     10.75% due 03/15/10 .........................          500             445
                                                                        -------
                                                                          1,482

Telecommunication Services - 0.2%
     CSC Holdings, Inc. - Sr. Notes (US)
     8.125% due 07/15/09 .........................        5,000           5,111
     Vodafone Group plc - Notes (US)
     7.625% due 02/15/05 .........................          500             515
                                                                        -------
                                                                          5,626

Telephone - 0.4%
     AT&T Corp. - Notes (US)
     5.625% due 03/15/04 .........................        4,000           3,821
     CenturyTel, Inc. - Sr. Notes Ser. H (US)
     8.375% due 10/15/10 .........................        2,000           2,083
     MCI WorldCom, Inc. - Notes (US)
     7.75% due 04/01/07 ..........................        5,289           5,298
                                                                        -------
                                                                         11,202

U.S. Government Agencies - 11.3%
     Federal Home Loan Mortgage Corp. (XU)
     0.0% due 09/15/10 ...........................        5,375           5,176
     Federal National Mortgage Assoc. - Notes
       (US)
     4.75% due 11/14/03 ..........................       11,000          10,744
     7.0% due 07/15/05 ...........................        5,200           5,458
     Federal National Mortgage Assoc. (US)
     6.0% due 01/25/30 ...........................       34,287          33,194
     6.0% due 05/15/08 ...........................       13,000          13,049
     6.375% due 06/15/09 .........................       16,500          16,920
     6.5% due 01/25/15 ...........................       17,244          17,239
     6.5% due 01/25/30 ...........................       11,843          11,680
     6.5% due 07/01/29 ...........................        2,994           2,953
     6.5% due 08/01/13 ...........................        2,928           2,927
     6.5% due 08/01/30 ...........................        1,990           1,963
     6.75% due 08/15/02 ..........................       15,767          16,028
     7.0% due 01/25/30 ...........................       38,208          38,268
     7.0% due 04/01/29 ...........................       12,868          13,053
     7.0% due 11/01/30 ...........................        3,993           3,999
     7.0% due 12/01/30 ...........................        1,000           1,002
     7.25% due 05/15/30 ..........................       13,608          15,487
     7.5% due 01/25/15 ...........................       20,961          21,406
     7.5% due 01/25/30 ...........................       29,230          29,659
     7.5% due 11/01/30 ...........................        7,993           8,110
     7.5% due 12/01/30 ...........................        3,000           3,044
     8.0% due 01/25/30 ...........................       15,054          15,426
     8.0% due 12/01/29 ...........................        3,000           3,074

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                          Par           Market
       Name of Issuer                                    Value          Value
                                                        (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
     Government National Mortgage Assoc.
          (US)
     6.0% due 12/15/28 ........................       $   3,969    $    3,851
     7.0% due 08/15/29 ........................           1,492         1,499
     7.5% due 10/15/30 ........................           3,997         4,066
     7.5% due 11/15/30 ........................             999         1,016
     7.5% due 12/15/30 ........................          10,892        11,079
     8.0% due 11/15/30 ........................           7,994         8,204
     8.0% due 12/15/17 ........................          17,829        18,425
                                                                    ---------
                                                                      337,999

U.S. Governmental - 5.4%
     U.S. Treasury - Notes (US)
     5.25% due 08/15/03 .......................           4,875         4,890
     5.625% due 02/15/06 ......................           4,500         4,605
     5.625% due 05/15/08 ......................           4,000         4,105
     5.75% due 08/15/10 .......................           2,500         2,620
     5.875% due 11/15/05 ......................           7,699         7,964
     6.25% due 02/15/07 .......................          13,500        14,251
     6.375% due 08/15/02 ......................           4,250         4,321
     6.875% due 05/15/06 ......................           2,000         2,163
     U.S. Treasury - Bonds (US)
     5.25% due 02/15/29 .......................          10,658        10,210
     5.875% due 11/15/04 ......................          11,635        11,939
     6.75% due 08/15/26 .......................          14,010        16,212
     8.875% due 08/15/17 ......................          57,564        78,243
                                                                    ---------
                                                                      161,523
                                                                    ---------
TOTAL PUBLICLY-TRADED BONDS- ..................            38.5%    1,155,133


SHORT-TERM INVESTMENTS - 8.1%
     Investment in joint trading account
          (Note B) (US)
     6.695% due 01/02/01 ......................         242,351       242,351
                                                      ---------    ----------
    TOTAL INVESTMENTS- ........................           105.6%    3,164,786
Payables, less cash and receivables- ..........            (5.6)%    (168,992)
                                                      ---------    ----------
       NET ASSETS- ............................           100.0%    2,995,794
                                                      =========    ==========
ADR  - American Depository Receipt

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $3,294 or 0.01% of net assets of the Portfolio.

See notes to financial statements.


SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                                          % of
                                                            Market     Long-Term
                                        Country             Value        Invest-
    Industry                            Abbreviation       (000s)         ments
Australia .........................         AU         $    1,365         0.1%
Greece ............................         GR              2,501         0.1%
Sweden ............................         SE              3,024         0.1%
Denmark ...........................         DK              3,163         0.1%
Panama ............................         PA              3,599         0.1%
Norway ............................         NO              3,642         0.1%
Finland ...........................         FI              4,772         0.2%
Germany ...........................         DE              6,339         0.2%
Luxembourg ........................         LU              7,097         0.3%
United Kingdom ....................         GB             12,272         0.4%
Spain .............................         ES             12,297         0.4%
France ............................         FR             13,893         0.5%
Japan .............................         JP             19,202         0.7%
Bermuda ...........................         BM             26,812         0.9%
Netherlands .......................         NL             38,945         1.3%
Supra National ....................         XU             41,735         1.4%
Canada ............................         CA             43,793         1.5%
Italy .............................         IT             45,017         1.5%
United States .....................         US          2,632,967        90.1%
                                                       ----------       -----
                                                       $2,922,435       100.0%
                                                       ==========       =====

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                          Par           Market
           Name of Issuer                                Value          Value
                                                        (000's)        (000's)
CORPORATE BONDS

Financial Services - 1.3%
     Chase Credit Card Master Trust - Cl. A 1998-3
     6.0% due 08/15/05 .............................     $1,075        $1,080

Personal & Commercial Lending - 1.2%
     MBNA Master Credit Card Trust
     6.6% due 11/15/04 .............................        935           945
                                                                       ------
                              TOTAL CORPORATE BONDS-        2.5%        2,025


PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.6%
     Raytheon Co. - Notes
     6.45% due 08/15/02 ............................        500           498

Bank - 8.8%
     BankBoston Corp. - Sr. Notes
     6.125% due 03/15/02 ...........................      1,900         1,899
     Banponce Corp. - Notes
     6.54% due 11/06/01 ............................      1,000         1,003
     Capital One Bank - Notes
     7.0% due 04/30/01 .............................      1,000         1,002
     First Union Corp. - Notes
     6.95% due 11/01/04 ............................        500           506
     J.P. Morgan & Co., Inc. - Sr. Notes
     5.75% due 02/25/04 ............................      1,000           982
     Star Banc Corp. - Notes
     5.875% due 11/01/03 ...........................        600           593
     Westpac Banking Corp. - Sub. Debs .............
     9.125% due 08/15/01 ...........................      1,000         1,017
                                                                       ------
                                                                        7,002

Brokerage & Investment Management - 3.6%
     Donaldson, Lufkin & Jenrette, Inc. - Sr. Notes
     5.875% due 04/01/02 ...........................      1,900         1,894
     Lehman Brothers Holdings, Inc. - Notes
     6.5% due 10/01/02 .............................        470           470
     Morgan Stanley, Dean Witter, Discover & Co. ...
     5.625% due 01/20/04 ...........................        500           490
                                                                       ------
                                                                        2,854

Business Services - 0.5%
     Comdisco, Inc. - Notes
     5.95% due 04/30/02 ............................        500           410

Computer Equipment - 0.6%
     International Business Machines Corp. - Notes
     5.625% due 04/12/04 ...........................        500           493

Cosmetic & Personal Care - 2.5%
     Dial Corp. - Notes
     5.9% due 10/25/01 .............................      2,000         1,982

Diversified Operations - 3.3%
     CMS Panhandle Holding - Sr. Notes
     6.125% due 03/15/04 ...........................      1,000           963
     El Paso Energy Corp. - Sr. Notes
     6.625% due 07/15/01 ...........................        500           500


Diversified Operations - Continued
     Tyco International Group SA
     6.125% due 06/15/01 ...........................     $1,200        $1,195
                                                                       ------
                                                                        2,658

Electric Power - 0.6%
     Niagara Mohawk Power Corp. - Sr. Notes
     7.25% due 10/01/02 ............................        499           504

Financial Services - 11.6%
     Associates Corp. of North America - Sr. Notes
     5.75% due 11/01/03 ............................        450           444
     General Electric Capital Corp. ................
     7.5% due 05/15/05 .............................      3,150         3,327
     General Motors Acceptance Corp. - Notes
     7.48% due 02/28/03 ............................      1,200         1,225
     Green Tree Financial Corp. - Ser. 1996-8 Cl. A6
     7.6% due 10/15/27 .............................        680           705
     Heller Financial, Inc. - Notes
     6.25% due 03/01/01 ............................      1,500         1,499
     Lehman Brothers Holdings - Notes
     6.625% due 02/05/06 ...........................        600           594
     PNC Funding Corp. .............................
     7.0% due 09/01/04 .............................        500           509
     Salomon, Inc. - Sr. Notes
     7.2% due 02/01/04 .............................        500           511
     U.S. West Capital Funding, Inc. ...............
     6.875% due 08/15/01 ...........................        500           501
                                                                       ------
                                                                        9,315

Food, Beverage & Tobacco - 0.8%
     Philip Morris Cos., Inc. - Debs ...............
     8.25% due 10/15/03 ............................        640           657

Health Care Products - 1.8%
     Beckman Instruments, Inc. - Sr. Notes
     7.1% due 03/04/03 .............................      1,475         1,455

Health Care Services - 0.5%
     Tenet Healthcare Corp. - Sr. Notes
     8.625% due 12/01/03 ...........................        360           368

Media - TV / Radio - 1.3%
     Continental Cablevision - Sr. Notes
     8.5% due 09/15/01 .............................      1,010         1,021

Natural Gas Distribution - 2.3%
     Enron Corp. - Debs ............................
     9.125% due 04/01/03 ...........................        500           527
     KN Energy, Inc. - Sr. Notes
     6.45% due 03/01/03 ............................      1,300         1,297
                                                                       ------
                                                                        1,824

Oil - 1.3%
     Coastal Corp. - Sr. Notes
     8.125% due 09/15/02 ...........................        500           517

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                          Par           Market
                   Name of Issuer                        Value          Value
                                                        (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued

Oil - Continued
     Conoco, Inc. - Notes
     5.9% due 04/15/04 ................................. $  550        $  545
                                                                       ------
                                                                        1,062

Oil & Natural Gas Exploration & Production - 1.5%
     Gulf Canada Resources, Ltd. - Sr. Notes
     8.35% due 08/01/06 ................................    170           179
     Occidental Petroleum Corp. - Notes
     8.5% due 11/09/01 .................................  1,000         1,012
                                                                       ------
                                                                        1,191

Oil - Equipment & Service - 1.2%
     Petroleum-Geo Services ASA - Bonds
     6.25% due 11/19/03 ................................  1,000           979

Personal & Commercial Lending - 7.6%
     American General Finance Corp. - Notes
     5.75% due 11/23/01 ................................  1,270         1,266
     Asset Backed Securities Corp. - Series 2000-LB1
          Cl. AF2
     7.57% due 03/21/24 ................................    177           180
     Covenant Transport, Inc. - Cl. A
     7.6% due 12/15/29 .................................    252           259
     Ford Motor Credit Co. - Sr. Notes
     5.75% due 02/23/04 ................................  1,500         1,452
     Green Tree Financial Corp. - Ser. 1996-F
     7.3% due 01/15/28 .................................    131           132
     Household Finance Corp. - Notes
     6.0% due 05/01/04 .................................  1,000           981
     Money Store Home Equity Trust - Ser 1996-B A7 .....
     7.55% due 02/15/20 ................................    146           146
     Money Store Home Equity Trust - Ser 1997-D AF3 ....
     6.345% due 11/15/21 ...............................    227           227
     Residential Asset and Mortgage Products
     7.21% due 11/25/19 ................................  1,500         1,504
                                                                       ------
                                                                        6,147

Pollution Control - 0.7%
     WMX Technologies, Inc. - Notes
     7.125% due 06/15/01 ...............................    570           568

Real Estate Investment Trust - 0.4%
     Residential Asset Securitization Trust - Ser. 1998-
          A8 Cl. A3
     6.75% due 08/25/28 ................................    293           292

Retail - Department Stores - 2.5%
     Dillard's, Inc. - Notes
     5.79% due 11/15/01 ................................    975           895
     Federated Department Stores, Inc. - Sr. Notes
     8.5% due 06/15/03 .................................  1,090         1,122
                                                                       ------
                                                                        2,017

Retail - Food - 0.6%
     Safeway, Inc. - Notes
     5.875% due 11/15/01 ............................       500           498

Telecommunication Services - 1.9%
     Cox Communications, Inc. - Notes
     7.0% due 08/15/01 ..............................     1,500         1,496

Telephone - 1.9%
     MCI Worldcom, Inc. - Sr. Notes
     6.125% due 08/15/01 ............................     1,500         1,495

Transportation Services - 2.5%
     Norfolk Southern Corp. - Notes
     6.875% due 05/01/01 ............................     2,000         1,999

U.S. Government Agencies - 20.2%
     Federal Home Loan Bank
     8.0% due 06/01/10 ..............................     1,181         1,218
     Federal Home Loan Mortgage Corp.
     7.75% due 01/15/21 .............................       292           292
     Federal National Mortgage Assoc.
     6.375% due 10/15/02 ............................     3,500         3,546
     6.5% due 09/01/02 ..............................     1,380         1,375
     6.75% due 08/15/02 .............................     3,750         3,812
     7.0% due 01/01/03 ..............................     4,166         4,164
     7.0% due 12/01/10 ..............................     1,692         1,715
                                                                       ------
                                                                       16,122

U.S. Governmental - 13.2%
     U.S. Treasury
     4.25% due 11/15/03 .............................       530           518
     4.5% due 01/31/01 ..............................       910           909
     5.875% due 02/15/04 ............................     2,810         2,867
     U.S. Treasury - Bonds
     5.875% due 11/15/04 ............................     6,190         6,351
                                                                       ------
                                                                       10,645
                                                                       ------
                        TOTAL PUBLICLY-TRADED BONDS-       94.3%       75,552


SHORT-TERM INVESTMENTS - 1.6%

Investment in joint trading account (Note B)
     6.695% due 01/02/01 ............................     1,289         1,289
                                                         ------        ------
                                   TOTAL INVESTMENTS-      98.4%       78,866
                 Cash and Receivables, less payables-       1.6%        1,243
                                                         ------        ------
                                          NET ASSETS-     100.0%       80,109
                                                         ======        ======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                        Market
                     Name of Issu                        Shares         Value
                                                                       (000's)
COMMON STOCK

Aerospace & Defense - 0.5%
     Armor Holdings, Inc. * .........................    20,400        $  356

Automobile - 1.3%
     ANC Rental Corporation * .......................    58,400           204
     Oshkosh Truck Corp. ............................    16,200           713
                                                                       ------
                                                                          917

Bank - 3.1%
     Community Bankshares, Inc. .....................     9,500           122
     First Midwest Bancorp, Inc. ....................     2,100            60
     Fulton Financial Corporation ...................    15,800           365
     Net.B@nk, Inc. * ...............................    38,900           255
     San Juan Basin Royalty Trust ...................    49,600           626
     Silicon Valley Bancshares * ....................    14,700           508
     Waypoint Financial Corp. * .....................    25,800           284
                                                                       ------
                                                                        2,220

Business Services - 0.0%
     Digital Insight Corp. * ........................     1,200            22

Chemical - 1.2%
     OM Group, Inc. .................................     9,900           541
     Spartech Corp. .................................    13,900           286
                                                                       ------
                                                                          827

Commercial Sevices - 2.8%
     HeadHunter.NET, Inc. * .........................    48,300           344
     Korn/Ferry International * .....................     8,000           170
     NetCreations, Inc. * ...........................    39,000           267
     Niku Corporation * .............................    26,100           191
     Official Payments Corp. * ......................    30,700           211
     Quanta Services, Inc. * ........................     7,600           244
     RPM, Inc. ......................................    36,400           312
     Steiner Leisure, Ltd. * ........................    15,000           210
                                                                       ------
                                                                        1,949

Computer Equipment - 0.2%
     Network Engines, Inc. ..........................     8,200            35
     UNOVA, Inc. * ..................................    26,000            94
                                                                       ------
                                                                          129

Computer Software & Services - 9.8%
     About.com, Inc. * ..............................    31,200           840
     Agency.Com Inc. * ..............................    14,400            56
     Ask Jeeves, Inc. * .............................    26,800            65
     Blue Martini Software, Inc. ....................     7,700           102
     Broadbase Software, Inc. * .....................    31,600           198
     Cambridge Technology Partners, Inc. * ..........    65,900           173
     Click Commerce, Inc. * .........................    14,000           292
     click2learn.com, Inc. * ........................    31,900           311
     CNET Networks, Inc. ............................     6,600           105
     Corio, Inc. ....................................    48,600           100
     Digex, Inc. * ..................................    14,300           322
     Extensity, Inc. * ..............................    20,700           125
     Harris Interactive, Inc. * .....................    31,900           118
     Informax, Inc. * ...............................    18,800           195
     Ixia * .........................................    10,900           249
     MatrixOne, Inc. * ..............................    14,200           258
     MicroStrategy, Inc. * ..........................    28,400           270
     Moldflow Corp. * ...............................     7,100           162
     National Information Consortium, Inc. *  .......    61,800            95
     OpenTV Corp. * .................................    28,500           296
     Otg Software, Inc. * ...........................    11,600           187
     PC-Tel, Inc. * .................................    26,900           289
     Pixar, Inc. * ..................................     4,600           138
     Resonate, Inc. * ...............................     6,000            57
     Riverdeep Group plc - ADR * ....................     9,700           194
     RSA Security, Inc. * ...........................     7,500           397
     Saba Software, Inc. ............................    10,900           172
     Selectica, Inc. * ..............................    12,900           312
     SignalSoft Corp. * .............................    11,900           117
     VIA NET.WORKS, Inc. * ..........................    46,400           177
     Websense, Inc. * ...............................    14,200           206
     Witness Systems, Inc. * ........................    14,100           190
     WorldGate Communications, Inc. * ...............    17,900            68
                                                                       ------
                                                                        6,836

Consumer Miscellaneous - 1.8%
     Libbey, Inc. ...................................    21,700           659
     NetRatings, Inc. * .............................    15,900           234
     The Scotts Company - Cl A * ....................    10,800           399
                                                                       ------
                                                                        1,292

Diversified Operations - 1.9%
     Donaldson Co., Inc. ............................    24,400           679
     Ionics, Inc. * .................................    16,100           457
     WESCO International, Inc. * ....................    23,600           171
                                                                       ------
                                                                        1,307

Electric Power - 0.7%
     MDU Resources Group, Inc. ......................    14,900           484

Electrical Equipment - 1.9%
     Advanced Energy Industries, Inc. * .............    29,400           661
     Integrated Electrical Services, Inc. *  ........    29,500           175
     Pentair, Inc. ..................................    21,700           525
                                                                       ------
                                                                        1,361

Electronic Products & Services - 18.7%
     American Superconductor Corporation *  .........    15,400           440
     Anadigics, Inc. * ..............................    34,300           562
     Anaren Micro Circuits, Inc. ....................    18,800         1,263
     ASM International N.V. * .......................    26,500           247
     AUGUST TECHNOLOGY Corp. ........................    17,900           232
     BE SEMICONDUCTOR INDUSTRIES ....................     7,000            64
     Cymer, Inc. * ..................................    27,200           700
     DSP Group, Inc. * ..............................    12,000           253
     DuPont Photomasks, Inc. * ......................     4,600           243
     Electro Scientific Industries, Inc. * ..........    24,900           697
     Electroglas, Inc. * ............................    38,800           594

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000

--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                        Market
              Name of Issuer                             Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Electronic Products & Services - Continued
     EMCORE Corporation * ...........................    27,000       $ 1,269
     Exar, Corp. * ..................................    19,000           589
     Helix Technology Corp. .........................    25,900           613
     LTX Corp. * ....................................    63,500           822
     MedQuist, Inc. * ...............................    21,600           346
     Microtune, Inc. * ..............................     6,600           109
     Nanometrics, Inc. * ............................    19,700           272
     OmniVision Technologies, Inc. ..................    12,400            40
     ON Semiconductor corporation * .................    59,100           310
     Parthus Technologies plc - ADR * ...............     7,200           189
     Power Integrations, Inc. * .....................    25,300           291
     Rudolph Technologies, Inc. * ...................    10,900           329
     Sawtek, Inc. * .................................     7,700           356
     Silicon Valley Group, Inc. * ...................    25,800           742
     SpeedFAm-IPEC, Inc. * ..........................    53,700           325
     Therma-Wave, Inc. * ............................    33,200           465
     Veeco Instruments Inc. * .......................     7,800           313
     Zoran Corp. * ..................................    14,400           223
     Zygo Corporation * .............................     8,600           243
                                                                       ------
                                                                       13,141

Energy - Alternative Source - 0.9%
     Proton Energy Systems, Inc. * ..................     9,500           100
     Rayovac Corporation * ..........................    19,100           271
     Valence Technology, Inc. * .....................    25,000           233
                                                                       ------
                                                                          604

Engineering & Construction - 0.4%
     York International Corp. .......................     9,500           291

Financial Services - 2.3%
     American Capital Strategies, Ltd. ..............    30,600           771
     AmeriCredit Corp. * ............................    29,000           790
     LendingTree, Inc. * ............................    32,500            67
                                                                       ------
                                                                        1,628

Food, Beverage & Tobacco - 2.4%
     Corn Products International, Inc. ..............    19,700           573
     Flowers Industries, Inc. .......................    22,600           356
     Suiza Foods Corp. * ............................    15,400           739
                                                                       ------
                                                                        1,668

Health Care Products - 9.3%
     3 Dimensional Pharmaceuticals, Inc. * ..........    14,200           210
     Aclara Biosciences Inc. * ......................    14,200           154
     Antigenics, Inc. * .............................    22,800           252
     Aviron * .......................................    10,800           722
     Charles River Laboratories * ...................     9,600           263
     ChromaVision Medical Systems, Inc. * ...........    35,600            93
     Diversa Corp. ..................................    17,200           308
     Durect Corp. * .................................    17,100           205
     Exelixis, Inc. * ...............................    41,000           600
     Genaissance Pharmaceuticals, Inc. * ............    14,800           266
     Gene Logic, Inc. * .............................    19,700           362
     Heska Corporation * ............................    89,900            62
     ILEX Oncology, Inc. * ..........................    19,600           516
     Illumina, Inc. .................................    14,000           225
     Lexicon Genetics Incorporated * ................    18,500           308
     Tanox, Inc. * ..................................    11,400           447
     Trimeris, Inc. * ...............................    14,800           812
     Vical Incorporated * ...........................    23,900           442
     ViroPharma Incorporated * ......................    14,700           213
                                                                       ------
                                                                        6,460

Health Care Services - 1.7%
     Kendle International, Inc. * ...................    24,200           240
     LifePoint Hospitals, Inc. * ....................    12,000           602
     Orthodontic Centers of America, Inc. *  ........    10,500           328
                                                                       ------
                                                                        1,170

Insurance - 4.5%
     Everest Re Group, Ltd. .........................    17,100         1,225
     Fidelity National Financial, Inc. ..............    29,800         1,101
     First American Financial Corp. .................    24,100           792
     Zenith National Insurance Corp. ................       400            12
                                                                       ------
                                                                        3,130

Leisure & Recreation - 5.3%
     Championship Auto Racing Teams, Inc. *  ........    14,500           304
     Cheap Tickets, Inc. * ..........................    40,300           393
     Hotel Reservations Network, Inc. - Cl. A * .....     5,700           162
     International Speedway Corp. - Cl. A ...........    11,200           426
     Polaris Industries Inc. ........................    29,500         1,173
     Speedway Motorsports, Inc. * ...................    27,700           665
     World Wrestling Federation Entertainment,
          Inc .......................................    33,100           529
                                                                       ------
                                                                        3,652

Machinery - 0.5%
     Columbus McKinnon Corp. ........................    25,200           224
     SonoSite, Inc. * ...............................     7,600            97
                                                                       ------
                                                                          321

Media - Publishing - 1.1%
     Banta Corporation ..............................    15,200           386
     Radio One, Inc. - Cl. D * ......................    34,900           384
                                                                       ------
                                                                          770

Media - TV / Radio - 5.7%
     24/7 Media, Inc. ...............................    41,000            22
     ACTV, Inc. * ...................................    27,700           118
     BHC Communications, Inc. - Cl. A * .............     2,000           258
     Citadel Communications Corp. * .................    32,000           384
     Crown Media Holdings , Inc. ....................    27,500           559
     Entercom Communications Corp. * ................     7,200           248
     Entravision Communications - Cl. A * ...........    20,000           367
     Insight Communications Company, Inc. *  ........    25,800           606
     Martha Stewart Living Omnimedia, Inc. -
          Cl. A * ...................................    16,000           321
     Mediacom Communications Corp. *  ...............    22,800           392

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                        Market
          Name of Issuer                                 Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Media - TV / Radio - Continued
     Sirius Satellite Radio Inc. * .................     14,600        $  437
     Tivo, Inc. * ..................................     17,000            91
     Westwood One, Inc. * ..........................      9,000           174
                                                                       ------
                                                                        3,977

Metals & Mining - 0.4%
     Kaiser Aluminum Corporation ...................     78,100           288

Natural Gas Distribution - 2.4%
     Energen Corp. .................................     14,600           470
     Midcoast Energy Resources, Inc. ...............      3,900            85
     New Jersey Resources Corporation ..............      9,800           424
     WGL Holdings , Inc. ...........................     24,000           730
                                                                       ------
                                                                        1,709

Oil - Equipment & Service - 0.9%
     Hydril Co. * ..................................     10,000           176
     SEACOR SMIT, Inc. .............................      9,200           484
                                                                       ------
                                                                          660

Paper & Forest Products - 0.2%
     Caraustar Industries, Inc. ....................     18,100           170

Real Estate Development - 0.5%
     Trammell Crow Company * .......................     25,400           343

Real Estate Investment Trust - 0.4%
     MeriStar Hospitality Corp. ....................     12,400           244

Real Estate Operations - 1.2%
     CB Richard Ellis Services, Inc. * .............     27,200           398
     Insignia Financial Group, Inc. * ..............     39,700           471
                                                                       ------
                                                                          869

Retail - Department Stores - 2.9%
     American Eagle Outfitters, Inc. * .............     11,700           494
     Dollar Thrifty Automotive Group, Inc. * .......     15,700           294
     Dollar Tree Stores, Inc. * ....................     18,500           453
     Factory 2-U Stores Inc. * .....................     14,900           494
     Williams-Sonoma, Inc. .........................     14,300           286
                                                                       ------
                                                                        2,021

Retail - Food - 1.2%
     Buca, Inc. * ..................................     20,300           298
     Ruby Tuesday, Inc. ............................     33,700           514
                                                                       ------
                                                                          812

Shoe & Apparel Manufacturing - 1.6%
     Kellwood Co. ..................................     20,900           442
     Novel Denim Holdings Limited * ................     16,000           140
     Stride Rite Corp. .............................     39,300           275
     Tommy Hilfiger Corp. * ........................     25,500           250
                                                                       ------
                                                                        1,107

Steel - 0.4%
     Remec, Inc. * .................................     30,600           294


Telecommunication Equipment - 1.1%
     Advanced Fibre Communications, Inc. *  ........      6,700           121
     Advanced Switching Communications, Inc. * .....     16,200            79
     Carrier Access Corp. ..........................     39,900           359
     Superior Telecom, Inc. ........................     43,500            84
     WebEx Communications, Inc. * ..................      7,500           157
                                                                       ------
                                                                          800

Telecommunication Services - 1.7%
     Allied Riser Communications Corp. * ...........     74,400           151
     Aspect Communications Corp. * .................     46,400           373
     Focal Communications Corp. * ..................     30,900           216
     Intermedia Communications, Inc. * .............     19,000           137
     interWave Communications Int., Ltd. *  ........     46,900            73
     OmniSky Corp. * ...............................     30,900           257
                                                                       ------
                                                                        1,207

Transportation Services - 3.4%
     Alaska Air Group, Inc. * ......................     10,900           324
     America West Holdings Corp. - Cl. B *  ........     22,400           287
     Landstar Systems, Inc. ........................      9,700           538
     USFreightways Corp. ...........................     10,700           322
     Werner Enterprises, Inc. ......................     56,000           952
                                                                       ------
                                                                        2,423
                                                                       ------
TOTAL COMMON STOCK- ................................       96.3%       67,459

                                                          Par
                                                         Value
                                                        (000's)
SHORT-TERM INVESTMENTS - 4.6%
     Investment in joint trading account (Note B)
          6.695% due 01/02/01 ......................   $   3,191        3,191
                                                       ---------       ------
                                  TOTAL INVESTMENTS-      100.9%       70,650
                Payables, less cash and receivables-       (0.9)%        (619)
                                                       ---------       ------
                                         NET ASSETS-      100.0%       70,031
                                                       =========       ======

*    Non-income producing security.
ADR-American Depository Receipt

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                        Market
         Name of Issuer                                  Shares         Value
                                                                       (000's)
COMMON STOCK

Australia - 0.8%
     Brambles Industries, Ltd. (DIOP) ..............     13,553        $  317
     Publishing & Broadcasting, Ltd. (MEDP) ........     48,083           349
     Telstra Corp., Ltd. (TELS) ....................     89,907           321
                                                                       ------
                                                                          987

Belgium - 0.8%
     Dexia (BANK) ..................................      2,078           376
     Fortis (B) (INSU) .............................     16,540           537
     UCB SA (HEAL) .................................      1,180            44
                                                                       ------
                                                                          957

Bermuda - 0.1%
     Dao Heng Bank Group, Ltd. (BANK)  .............     17,000            97

Brazil - 0.7%
     Petroleo Brasileiro SA * (OILX) ...............      7,000           177
     Telecomunicacoes Brasileiras SA - ADR
     (UTIT) ........................................      7,014           511
     Unibanco - Uniao de Bancos Brasileiros SA
     - GDR (BANK) ..................................      4,985           147
                                                                       ------
                                                                          835

Canada - 1.2%
     Alcan Aluminum, Ltd. (META) ...................      9,632           330
     Celestica, Inc. * (COMM) ......................     12,952           702
     Nortel Networks Corp. (TELE) ..................      6,833           220
     Royal Bank of Canada (BANK) ...................      5,280           179
                                                                       ------
                                                                        1,431

Denmark - 0.0%
     Tele Danmark AS (TELS) ........................      1,530            62

Finland - 2.4%
     Nokia Oyj (HEAL) ..............................     66,035         2,945

France - 13.3%
     Alcatel (TELE) ................................     18,930         1,075
     Altran Technologies, Inc. SA (AERO)  ..........        950           215
     Aventis SA * (HEAL) ...........................      2,706           236
     AXA SA (INSU) .................................     11,455         1,657
     Banque Nationale de Paris (BANK) ..............     15,370         1,349
     Bouygues SA (CONT) ............................      4,390           199
     Canal Plus (MEDI) .............................        643             2
     Cap Gemini SA (COMM) ..........................      2,050           331
     Compagnie de St. Gobain (CONS) ................      3,400           534
     Groupe Danone (FOOD) ..........................        930           140
     Hermes International (RETS) ...................      1,430           203
     L'Oreal SA (HNBA) .............................      2,030           174
     Lafarge SA (CONS) .............................        606            51
     Legrand SA (ELEQ) .............................      2,464           498
     Louis Vuitton Moet Hennessy (FOOD) ............      1,910           126
     Rhone-Poulenc SA (BANK) .......................     19,509         1,713
     Sanofi-Synthelabo SA * (HEAL) .................     16,518         1,101
     Schneider SA (MACH) ...........................      2,621           191
     Societe Generale - Cl. A (BANK) ...............      3,882           241
     Societe Television Francaise 1 (MEDI) .........     16,520           892
     Sodexho Alliance SA (LEIS) ....................        784           145
     STMICROELECTRONICS (ETRN)  ....................     11,303           494
     Total Fina SA - Cl. B (OILX) ..................     17,158         2,552
     Vivendi Universal SA (DIOP) ...................     28,343         1,866
                                                                       ------
                                                                       15,985

Germany - 4.0%
     Allianz AG - Reg. (INSU) ......................      2,315           866
     Bayer AG (CHEM) ...............................      4,705           247
     Bayerische Vereinsbank AG (BANK) ..............     12,991           736
     Deutsche Bank AG (BANK) .......................     13,634         1,146
     Deutsche Telekom AG (UTIT) ....................      2,945            89
     E.On AG (DIOP) ................................      9,935           605
     Gehe AG (HEAL) ................................      7,078           267
     Rhoen-Klinikum AG (HEAL) ......................      1,720            97
     SAP AG (SOFT) .................................      5,000           581
     Siemens AG (DIOP) .............................      1,318           172
                                                                       ------
                                                                        4,806

Hong Kong - 2.2%
     Cheung Kong (Holdings), Ltd. (READ)  ..........     52,000           665
     China Telecom (Hong Kong), Ltd. (TELS) ........    151,000           825
     Henderson Land Development Co., Ltd. (READ)....     21,000           107
     Hutchison Whampoa, Ltd. (COMM)  ...............     67,900           846
     Pacific Century Cyberworks, Ltd. * (TELE) .....    263,914           169
                                                                       ------
                                                                        2,612

India - 0.7%
     Global Tele-Systems, Ltd. (TELE) ..............     14,000           240
     Hindustan Lever Ltd. (CNSU) ...................     72,000           318
     ICICI, Ltd. (FINL) ............................     71,484           259
                                                                       ------
                                                                          817

Ireland - 0.2%
     SmartForce Public Limited Co. - ADR (SOFT) ....      6,166           232

Italy - 6.0%
     Alleanza Assicurazioni (INSU) .................     43,000           685
     Assicurazioni Generali (INSU) .................      8,400           334
     Banca Intesa SpA (BANK) .......................    353,353         1,699
     Bipop-Carire SpA (BANK) .......................     51,000           333
     ENI SpA (OILS) ................................    128,784           822
     Mediaset SpA (MEDI) ...........................     10,000           119
     Mediolanum SpA (INSU) .........................     28,655           365
     Olivetti SpA (COMM) ...........................    182,496           436
     San Paolo-IMI SpA (BANK) ......................      4,858            79
     Tecnost SpA (COMP) ............................     73,800           196
     Telecom Italia Mobile SpA (TELS) ..............    111,000           886
     Telecom Italia SpA (TELS) .....................     29,900           331
     UniCredito Italiano SpA (BANK)  ...............    180,393           943
                                                                       ------
                                                                        7,228

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                        Market
Name of Issuer                                           Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Japan - 16.5%
     Canon, Inc. (COMM) ............................     42,000       $ 1,469
     DDI Corp. (UTIT) ..............................         19            92
     East Japan Railway Co. (TRAN) .................         31           182
     Fanuc, Ltd. (ELEQ) ............................      6,000           408
     Fuji Television Network, Inc. (MEDI) ..........         42           292
     Fujitsu, Ltd. (ELEQ) ..........................     20,000           295
     Furukawa Electric Co. (TELE) ..................     15,000           262
     Hitachi, Ltd. (ETRN) ..........................     16,000           142
     Ito-Yokado Co., Ltd. (RETS) ...................      4,000           199
     KAO Corp. (HNBA) ..............................      9,000           261
     Kokuyo Co. (COMM) .............................      8,000           119
     Kyocera Corp. (ETRN) ..........................      9,200         1,003
     Makita Corp. (CNSU) ...........................     10,000            70
     Marui Co., Ltd. (RETS) ........................     30,000           453
     Matsushita Communication Industries (TELS) ....      2,500           314
     Matsushita Electric Industrial Co. (ETRN) .....     43,000         1,027
     Mitsui Fudosan Co., Ltd. (REAL) ...............     83,000           824
     Mizuho Holdings, Inc. * (FINL) ................        159           985
     Murata Manufacturing Co., Ltd. (ETRN) .........     10,100         1,184
     NEC Corp. (COMP) ..............................     63,000         1,152
     Nippon Telegraph & Telephone Corp. (UTIT) .....        139         1,001
     Nomura Securities Co., Ltd. (FUND)  ...........     50,000           899
     NTT Mobile Communications Network, Inc. (TELS).         32           551
     Sankyo Co., Ltd. (HEAL) .......................     16,000           383
     Seven-Eleven Japan (RETF) .....................      9,000           512
     Shin-Etsu Chemical Co. (CHEM) .................     10,000           385
     Shiseido Co., Ltd. (CHEM) .....................     18,000           201
     Softbank Corp. (SOFT) .........................        700            24
     Sony Corp. (ETRN) .............................     25,500         1,762
     Sumitomo Bank (BANK) ..........................     75,000           770
     Sumitomo Corp. (DIOP) .........................     36,000           259
     TDK Corp. (COMP) ..............................      3,700           360
     Tokyo Electric Power (UTIE) ...................        100             2
     Tokyo Electron, Ltd. (ETRN) ...................      6,200           341
     Toshiba Corp. (ETRN) ..........................    120,000           802
     Toyota Motor Corp. (AUTO) .....................        100             3
     Yamanouchi Pharmaceutical Co., Ltd. (HEAL) ....     19,000           821
                                                                       ------
                                                                       19,809

Luxembourg - 0.1%
     Society Europeenne des Satellites (MEDI) ......        567            85

Mexico - 1.7%
     Fomento Economico Mexicano SA de CV (FOOD) ....    103,000           307
     Grupo Iusacell SA de CV - ADR V * (TELS) ......      9,000            88
     Grupo Televisa SA - GDR * (MEDI)  .............     21,407           962
     Telefonos de Mexico SA - ADR (UTIT)  ..........     15,580           703
                                                                       ------
                                                                        2,060


Netherlands - 6.9%
     ABN Amro Holding NV (BANK) ....................      5,076           115
     Akzo Nobel NV (CHEM) ..........................      1,390            75
     ASM Lithography Holding NV (COMP) .............     24,180           549
     Elsevier NV (MEDP) ............................     13,140           193
     Equant (COMP) .................................      1,905            50
     Fortis (NL) NV (INSU) .........................     21,010           683
     ING Groep NV (BANK) ...........................     26,500         2,117
     Koninklije KPN NV (TELS) ......................      2,821            32
     Koninklijke (Royal) Philips Electronics NV
      (ETRN) .......................................     40,739         1,493
     Royal Dutch Petroleum Co. (OILE) ..............     16,580         1,016
     United Pan Europe (TELS) ......................      2,446            25
     VNU NV (MEDP) .................................     30,790         1,514
     Wolters Kluwer NV - CVA (MEDP) ................     15,605           425
                                                                       ------
                                                                        8,287

Norway - 0.3%
     Orkla ASA (DIOP) ..............................     15,750           312

Portugal - 0.3%
     Jeronimo Martins, SGPS, SA (RETF) .............      7,183            74
     Portugal Telecom, SA (TELS) ...................     29,560           271
                                                                       ------
                                                                          345

Singapore - 0.7%
     DBS Group Holdings, Ltd. (BANK) ...............     11,000           124
     Singapore Telecommunications, Ltd. (TELS) .....     83,000           129
     United Overseas Bank, Ltd. (BANK)  ............     84,072           631
                                                                       ------
                                                                          884

South Korea - 0.7%
     Korea Telecom Corp. - ADR * (TELS) ............     10,600           329
     Pohang Iron & Steel Co., Ltd. - ADR (STEE) ....      7,053           110
     Samsung Electronics (ETRN) ....................      3,180           397
                                                                       ------
                                                                          836

Spain - 2.9%
     Banco Bilbao Vizcaya SA (BANK) ................     65,010           968
     Banco Santander Central Hispano SA (BANK) .....     76,399           818
     Endesa SA (UTIE) ..............................     34,398           586
     Repsol SA (OILX) ..............................     21,512           344
     Telefonica SA (UTIT) ..........................     38,156           790
                                                                       ------
                                                                        3,506

Sweden - 3.6%
     Atlas Copco AB (MACH) .........................      2,930            61
     Electrolux AB - Ser. B (APPL) .................     11,910           155
     Hennes & Mauritz AB - B Shares (RETS) .........     23,220           359
     Nordic Baltic Holding AB (BANK) ...............    128,620           974
     SANDVIK AB (MACH) .............................      3,220            78
     Securitas AB - B Shares (COMM) ................     62,328         1,156

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                        Market
      Name of Issuer                                     Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Sweden - Continued
     Telefonaktiebolaget LM Ericsson AB *
          (TELS) ...................................    130,750       $ 1,489
                                                                      -------
                                                                        4,272

Switzerland - 4.5%
     ABB, Ltd. (ENGI) ..............................      6,237           665
     Adecco SA - Reg. (COMM) .......................        865           544
     Credit Suisse Group - Reg. (BANK) .............      2,950           560
     Nestle SA (FOOD) ..............................        746         1,740
     Roche Holding AG (HEAL) .......................         55           560
     UBS AG (BANK) .................................      7,922         1,293
                                                                      -------
                                                                        5,362

Taiwan - 0.4%
     Taiwan Semiconductor (ETRN) ...................    183,000           439

United Kingdom - 23.9%
     Abbey National First Capital BV (BANK) ........     11,000           200
     AstraZeneca Group plc (HEAL) ..................     25,701         1,297
     Autonomy Corporation plc * (SOFT)  ............      1,500            43
     Baltimore Technologies plc * (COMP)  ..........      3,000            15
     BG Group plc (UTIG) ...........................     13,522            53
     BP Amoco plc (OILE) ...........................     68,000           549
     British Telecommunications plc (TELS)  ........     41,000           351
     Cable & Wireless plc (TELS) ...................    112,095         1,514
     Cadbury Schweppes plc (FOOD) ..................     54,200           375
     Celltech Group plc * (HEAL) ...................     19,000           336
     Centrica plc * (UTIG) .........................     30,900           120
     David S. Smith Holdings plc (PAPR)  ...........     18,000            45
     Diageo plc (FOOD) .............................     84,512           948
     Dimension Data Holdings plc (SOFT)  ...........     12,500            84
     Electrocomponents plc (ETRN) ..................     16,000           158
     GKN plc (AUTO) ................................      5,000            53
     GlaxoSmithKline plc * (HEAL) ..................    146,982         4,154
     Granada Compass plc (LEIS) ....................    163,730         1,784
     Granada Media plc (MEDI) ......................      9,797            62
     Hays plc (DIOP) ...............................     69,200           399
     Hilton Group plc (LEIS) .......................     20,000            63
     HSBC Holdings plc (BANK) ......................     28,800           428
     Kingfisher plc (RETS) .........................     53,000           394
     Lattice Group * (ETRN) ........................     13,522            31
     Marconi plc (TELE) ............................     57,600           619
     Reckitt Benckiser plc (HNBA) ..................      2,000            28
     Reed International plc (MEDP) .................    196,000         2,052
     Rio Tinto plc - Reg. (DIOP) ...................     49,381           870
     Royal Bank of Scotland Group (BANK)  ..........    144,570         3,420
     Shell Transport & Trading Co. plc (OILX) ......    268,934         2,208
     Standard Chartered (BANK) .....................     47,000           678
     Tesco plc (FOOD) ..............................    125,400           511
     Tomkins plc (DIOP) ............................    132,496           291
     Unilever plc (CNSU) ...........................     54,928           471
     United News & Media plc (MEDP)  ...............     18,500           235
     Vodafone AirTouch plc (TELS) ..................    735,404         2,700


United Kingdom - Continued
     WPP Group plc (COMM) ..........................     89,000         1,160
                                                                      -------
                                                                       28,699

United States - 0.2%
     Flextronics International Ltd. (ETRN)  ........      7,800           222
                                                                      -------
                                 TOTAL COMMON STOCK-       95.1%      114,112


PREFERRED STOCK

Australia - 0.5%
     News Corp., Ltd. (MEDI) .......................     84,247           600

Brazil - 0.5%
     Petroleo Brasileiro SA - Petrobras (OILS) .....     27,192           638
                                                                      -------
                              TOTAL PREFERRED STOCK-        1.0%        1,238

                                                               Par
                                                              Value
                                                               (000's)
SHORT-TERM INVESTMENTS - 3.3%
     Investment in joint trading account (Note B)
       6.695% due 01/02/01 .........................     $2,229         2,229
     Euro Time Deposit
       4.6% due 01/02/01 ...........................      1,800         1,690
                                                         ------       -------
                       TOTAL SHORT-TERM INVESTMENTS-      4,029         3,919
                                                         ------       -------
                                  TOTAL INVESTMENTS-       99.4%      119,269
                Cash and Receivables, less payables-        0.6%          765
                                                         ------       -------
                                         NET ASSETS-      100.0%      120,034
                                                         ======       =======

* Non-income producing security.
ADR - American Depository Receipts
GDR - Global Depository Receipts

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

UMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                            Market       % of
                                           Industry         Value      Long-Term
       Industry                            Abbreviation     (000s)   Investments
Bank .......................................    BANK        22,134      19.2%
Health Care Products .......................    HEAL        12,242      10.6%
Telecommunication Services .................    TELS        10,456       9.1%
Electronic Products & Services .............    ETRN         9,495       8.2%
Commercial Sevices .........................    COMM         6,765       5.9%
Oil & Natural Gas Exploration &
    Production .............................    OILX         5,280       4.6%
Insurance ..................................    INSU         5,127       4.4%
Diversified Operations .....................    DIOP         5,090       4.4%
Media - Publishing .........................    MEDP         4,767       4.1%
Food, Beverage & Tobacco ...................    FOOD         4,148       3.6%
Media - TV / Radio .........................    MEDI         3,015       2.6%
Telephone ..................................    UTIT         2,947       2.6%
Telecommunication Equipment ................    TELE         2,586       2.2%
Computer Equipment .........................    COMP         2,322       2.0%
Leisure & Recreation .......................    LEIS         1,991       1.7%
Retail - Department Stores .................    RETS         1,608       1.4%
Oil - Equipment & Service ..................    OILE         1,565       1.4%
Oil ........................................    OILS         1,461       1.3%
Financial Services .........................    FINL         1,243       1.1%
Electrical Equipment .......................    ELEQ         1,200       1.0%
Computer Software & Services ...............    SOFT           965       0.8%
Chemical ...................................    CHEM           907       0.8%
Brokerage & Investment
    Management .............................    FUND           899       0.8%
Consumer Miscellaneous .....................    CNSU           859       0.7%
Real Estate Operations .....................    REAL           824       0.7%
Real Estate Development ....................    READ           772       0.7%
Engineering & Construction .................    ENGI           665       0.6%
Electric Power .............................    UTIE           589       0.5%
Retail - Food ..............................    RETF           586       0.5%
Construction ...............................    CONS           585       0.5%
Cosmetic & Personal Care ...................    HNBA           463       0.4%
Machinery ..................................    MACH           330       0.3%
Metals & Mining ............................    META           330       0.3%
Aerospace & Defense ........................    AERO           215       0.2%
Container ..................................    CONT           199       0.2%
Transportation Services ....................    TRAN           182       0.2%
Natural Gas Distribution ...................    UTIG           173       0.2%
Household Appliances /
    Furnishings ............................    APPL           154       0.1%
Steel ......................................    STEE           110       0.1%
Automobile .................................    AUTO            56       0.0%
Paper & Forest Products ....................    PAPR            45       0.0%
                                                          --------    -------
                                                          $115,350     100.0%
                                                          ========    ======

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 1.5%
   Boeing Co. ....................................       38,468        $  2,539
   General Dynamics Corp. ........................        8,600             671
   Honeywell International, Inc. .................       34,262           1,621
   Lockheed Martin Corp. .........................       18,400             625
   Northrop Grumman Corp. ........................        3,000             249
   Raytheon Co. - Cl. B ..........................       14,600             453
   United Technologies Corp. .....................       20,200           1,588
                                                                       --------
                                                                          7,746

Auto & Truck Parts - 0.5%
   AutoZone, Inc. * ..............................        5,800             165
   B.F. Goodrich Co. .............................        4,500             164
   Cooper Tire & Rubber Co. ......................        3,200              34
   Cummins Engine Company, Inc. ..................        1,700              64
   Dana Corp. ....................................        6,515             100
   General Motors Corp. ..........................       24,400           1,243
   Genuine Parts Co. .............................        7,550             198
   Goodyear Tire & Rubber Co. ....................        6,700             154
   Johnson Controls, Inc. ........................        3,700             192
   Navistar International Corp., Inc. - Cl. B ....        2,700              71
   PACCAR, Inc. ..................................        3,300             163
   TRW, Inc. .....................................        5,200             201
   Visteon Corp. * ...............................        6,166              71
                                                                       --------
                                                                          2,820

Automobile - 0.4%
   Delphi Automotive Systems Corp. ...............       24,169             272
   Ford Motor Co. ................................       81,136           1,901
                                                                       --------
                                                                          2,173

Bank - 5.3%
   AmSouth Bancorporation ........................       16,900             258
   Bank of America Corp. .........................       70,368           3,228
   Bank of New York Co., Inc. ....................       31,700           1,749
   Bank One Corp. ................................       49,650           1,818
   BB&T Corporation ..............................       17,200             642
   Charter One Financial, Inc. ...................        9,450             273
   Comerica, Inc. ................................        6,700             398
   Fifth Third Bancorp ...........................       20,225           1,208
   First Union Corp. .............................       42,846           1,192
   Firstar Corp. .................................       41,064             955
   FleetBoston Financial Corp. ...................       38,870           1,460
   Golden West Financial Corp. ...................        6,800             459
   Huntington Bancshares, Inc. ...................       10,431             169
   J.P. Morgan & Co., Inc. .......................        7,000           1,159
   KeyCorp .......................................       18,700             524
   National City Corp. ...........................       25,700             739
   Northern Trust Corp. ..........................        9,700             791
   Old Kent Financial Corp. ......................        5,850             256
   PNC Bank Corp. ................................       12,300             899
   Regions Financial Corp. .......................        9,500             259
   SouthTrust Corp. ..............................        7,200             293
   State Street Corp. ............................        7,000             870
   Summit Bancorp ................................        7,500             286
   Suntrust Banks, Inc. ..........................       13,000             819
   Synovus Financial Corp. .......................       11,650             314
   U.S. Bancorp ..................................       32,218             940
   Union Planters Corp. ..........................        5,800             207
   Wachovia Corp. ................................        9,000             523
   Washington Mutual, Inc. .......................       23,418           1,243
   Wells Fargo & Co. .............................       73,900           4,115
                                                                       --------
                                                                         28,046

Brokerage & Investment Management - 1.3%
   Bear Stearns Cos., Inc. .......................        4,632             235
   Franklin Resources, Inc. ......................       10,400             396
   Merrill Lynch & Co., Inc. .....................       35,000           2,387
   Morgan Stanley, Dean Witter, Discover &
     Co. .........................................       48,600           3,851
   T. Rowe Price Group, Inc. .....................        5,200             220
                                                                       --------
                                                                          7,089

Business Services - 0.4%
   Automatic Data Processing, Inc. ...............       26,900           1,703
   H & R Block, Inc. .............................        4,200             174
   Robert Half International, Inc. ...............        7,800             207
                                                                       --------
                                                                          2,084

Chemical - 1.0%
   Air Products & Chemicals, Inc. ................        9,800             402
   Ashland, Inc. .................................        3,000             108
   Dow Chemical Co. ..............................       29,500           1,080
   E.I. du Pont de Nemours & Co. .................       44,782           2,163
   Eastman Chemical Co. ..........................        3,300             161
   Engelhard Corp. ...............................        5,300             108
   Great Lakes Chemical Corp. ....................        2,300              86
   Hercules, Inc. ................................        4,600              88
   Praxair, Inc. .................................        6,700             297
   Rohm & Haas Co. ...............................        9,327             339
   Sigma-Aldrich Corp. ...........................        3,700             145
   Union Carbide Corp. ...........................        5,800             312
                                                                       --------
                                                                          5,289

Commercial Services - 0.5%
   American Greetings Corp. - Cl. A ..............        2,800              27
   Convergys Corp. * .............................        6,600             299
   Deluxe Corp. ..................................        3,100              78
   Ecolab, Inc. ..................................        5,600             242
   Equifax, Inc. .................................        6,100             175
   Interpublic Group Cos., Inc. ..................       13,800             587
   Omnicom Group, Inc. ...........................        7,900             655
   Power One, Inc. * .............................        3,300             130
   Quintiles Transnational Corp. * ...............        4,600              96
   R.R. Donnelley & Sons Co. .....................        5,200             140
   The Dun & Bradstreet Corp. * ..................        6,900             177
                                                                       --------
                                                                          2,606

Computer Equipment - 4.9%
   Apple Computer, Inc. * ........................       14,600             217

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Computer Equipment - Continued
   Compaq Computer Corp. .........................       72,511        $  1,091
   Comverse Technology, Inc. * ...................        7,100             771
   Dell Computer Corp. * .........................      112,600           1,964
   Gateway, Inc. * ...............................       13,300             239
   Hewlett-Packard Co. ...........................       85,500           2,699
   Intel Corp. ...................................      290,300           8,727
   International Business Machines Corp. .........       75,900           6,452
   Lexmark International Group, Inc. -
     Cl. A * .....................................        5,500             244
   Network Appliance, Inc. * .....................       13,600             873
   Palm, Inc. ....................................       24,561             695
   VERITAS Software Corp. * ......................       16,900           1,479
   Xerox Corp. ...................................       28,600             132
                                                                       --------
                                                                         25,583

Computer Software & Services - 7.5%
   Adobe Systems, Inc. ...........................       10,400             605
   America Online, Inc. * ........................      100,300           3,490
   Autodesk, Inc. ................................        2,400              65
   BMC Software, Inc. * ..........................       10,500             147
   BroadVision, Inc. * ...........................       11,100             131
   Cabletron Systems, Inc. * .....................        7,800             117
   Ceridian Corp. * ..............................        6,000             120
   Citrix Systems, Inc. * ........................        7,900             178
   Computer Associates International, Inc.........       25,125             490
   Computer Sciences Corp. * .....................        7,100             427
   Compuware Corp. * .............................       15,500              97
   Electronic Data Systems Corp. .................       20,300           1,172
   EMC Corp. * ...................................       94,312           6,272
   First Data Corp. ..............................       17,100             901
   IMS Health, Inc. ..............................       12,800             346
   Intuit, Inc. * ................................        8,700             343
   Mercury Interactive Corp. * ...................        3,600             325
   Microsoft Corp. ...............................      230,600          10,002
   NCR Corp. * ...................................        4,000             196
   Novell, Inc. * ................................       14,100              74
   Oracle Corp. * ................................      242,100           7,036
   Parametric Technology Corp. * .................       11,800             158
   Peoplesoft, Inc. ..............................       11,800             439
   Sapient Corp. .................................        5,000              60
   Siebel Systems, Inc. * ........................       18,200           1,231
   Sun Microsystems, Inc. * ......................      137,800           3,841
   Unisys Corp. * ................................       13,400             196
   Yahoo!, Inc. * ................................       23,600             712
                                                                       --------
                                                                         39,171

Construction - 0.0%
   Vulcan Materials Co. ..........................        4,300             206

Consumer Miscellaneous - 0.7%
   Avery Dennison Corp. ..........................        4,800             263
   Black & Decker Corp. ..........................        3,500             137
   Briggs & Stratton Corp. .......................          800              35
   Clorox Co. ....................................       10,100             359
   Fortune Brands, Inc. ..........................        6,600             198
   Newell Rubbermaid, Inc. .......................       11,416             260
   Parker-Hannifin Corp. .........................        4,850             214
   Sherwin-Williams Co. ..........................        7,000             184
   Snap-On, Inc. .................................        2,500              70
   Stanley Works .................................        3,800             119
   Tupperware Corp. ..............................        2,500              51
   Unilever NV - NY Shares .......................       24,682           1,553
                                                                       --------
                                                                          3,443

Container - 0.1%
   Bemis Co., Inc. ...............................        2,400              81
   Pactiv Corp. * ................................        7,400              92
   Sealed Air Corp. * ............................        3,589             109
                                                                       --------
                                                                            282

Cosmetic & Personal Care - 1.6%
   Alberto-Culver Co. - Cl. B ....................        2,200              94
   Avon Products, Inc. ...........................       10,200             488
   Colgate-Palmolive Co. .........................       24,700           1,595
   Gillette Co. ..................................       45,300           1,637
   International Flavors & Fragrances, Inc. ......        4,400              89
   Procter & Gamble Co. ..........................       56,400           4,424
                                                                       --------
                                                                          8,327

Diversified Operations - 6.8%
   Amgen, Inc. * .................................       44,400           2,839
   Cendant Corp. * ...............................       30,899             297
   Cooper Industries, Inc. .......................        4,000             184
   Corning, Inc. .................................       39,800           2,102
   Crane Co. .....................................        2,950              84
   Danaher Corp. .................................        6,100             417
   Eaton Corp. ...................................        3,100             233
   El Paso Energy Corp. ..........................       10,200             731
   General Electric Co. ..........................      428,500          20,541
   Illinois Tool Works, Inc. .....................       12,800             762
   ITT Industries, Inc. ..........................        3,700             143
   Minnesota Mining & Manufacturing Co. ..........       17,000           2,049
   National Service Industries, Inc. .............        1,700              44
   Pall Corp. ....................................        5,300             113
   PPG Industries, Inc. ..........................        7,500             347
   Textron, Inc. .................................        6,200             288
   Tyco International, Ltd. ......................       75,673           4,200
   W.W. Grainger, Inc. ...........................        4,000             146
                                                                       --------
                                                                         35,520

Electric Power - 2.5%
   AES Corp. * ...................................       19,800           1,096
   Allegheny Energy, Inc. ........................        4,700             227
   Ameren Corp. ..................................        5,900             273
   American Electric Power Co. ...................       14,360             668
   Calpine Corp. * ...............................       11,700             527
   Cinergy Corp. .................................        6,800             239
   CMS Energy Corp. ..............................        4,700             149
   Consolidated Edison, Inc. .....................        9,100             350

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND
                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Electric Power - Continued
   Constellation Energy Group ....................        6,400        $    288
   Dominion Resources, Inc. ......................       10,494             703
   DTE Energy Co. ................................        6,100             238
   Duke Energy Co. ...............................       15,844           1,351
   Edison International ..........................       14,300             223
   Entergy Corp. .................................        9,900             419
   Exelon Corp. ..................................       13,950             979
   Firstenergy Corp. .............................        9,900             313
   Fluor Corp. * .................................        3,300             109
   FPL Group, Inc. ...............................        7,900             567
   GPU, Inc. .....................................        5,200             191
   Niagara Mohawk Holdings, Inc. .................        7,800             130
   NiSource, Inc. ................................        9,149             281
   PG & E Corp. ..................................       16,500             330
   Pinnacle West Capital Corp. ...................        3,600             172
   PPL Corp. .....................................        6,200             280
   Progress Energy, Inc. .........................        8,857             436
   Public Services Enterprise Group, Inc. ........        9,300             452
   Reliant Energy, Inc. ..........................       12,724             551
   Southern Co. ..................................       28,600             951
   Xcel Energy, Inc. .............................       14,450             420
                                                                       --------
                                                                         12,913

   Electrical Equipment - 0.4%
   American Power Conversion .....................        8,300             103
   Emerson Electric Co. ..........................       18,400           1,450
   Molex, Inc. ...................................        8,450             300
   TXU Corp. .....................................       11,312             501
                                                                       --------
                                                                          2,354

   Electronic Products & Services - 5.7%
   Adaptec, Inc. * ...............................        4,500              46
   Advanced Micro Devices, Inc. * ................       13,200             182
   Agilent Technologies, Inc. * ..................       19,674           1,077
   Altera Corp. * ................................       17,700             466
   Analog Devices, Inc. * ........................       15,700             804
   Applied Materials, Inc. * .....................       34,700           1,325
   Ball Corp. ....................................        1,400              64
   Broadcom Corp. - Cl. A * ......................       10,200             857
   Cisco Systems, Inc. * .........................      311,300          11,907
   Conexant Systems, Inc. * ......................       10,500             161
   KLA-Tencor Corp. * ............................        8,000             270
   Linear Technology Corp. .......................       13,200             610
   LSI Logic Corp. * .............................       14,100             241
   Maxim Integrated Products, Inc. * .............       12,400             593
   Micron Technology, Inc. * .....................       24,600             873
   Millipore Corp. ...............................        1,900             120
   Motorola, Inc. ................................       94,995           1,924
   National Semiconductor Corp. * ................        7,600             153
   Novellus Systems, Inc. * ......................        5,600             201
   PerkinElmer, Inc. .............................        2,100             221
   Pitney Bowes, Inc. ............................       11,100             368
   QLogic Corp. * ................................        4,000             308
   Rockwell International Corp. * ................        8,100             386
   Sanmina Corp. * ...............................        6,400             490
   Solectron Corp. * .............................       27,700             939
   Tektronix, Inc. ...............................        4,000             135
   Teradyne, Inc. * ..............................        7,400             276
   Texas Instruments, Inc. .......................       75,100           3,558
   Thomas & Betts Corp. ..........................        2,500              40
   Vitesse Semiconductor Corp. * .................        8,100             448
   Xilinx, Inc. * ................................       14,500             669
                                                                       --------
                                                                         29,712

Energy - Alternative Source - 0.1%
   Dynegy, Inc. - Cl.A ...........................       13,700             768

Financial Services - 4.5%
   American Express Co. ..........................       57,700           3,170
   Charles Schwab Corp. ..........................       59,275           1,682
   CIT Group, Inc. - Cl. A * .....................       11,300             227
   Citigroup, Inc. ...............................      217,390          11,100
   Household International, Inc. .................       20,666           1,137
   Jersey Puerto Morgan Chase & Co. ..............       56,750           2,579
   Lehman Brothers Holdings, Inc. ................       10,300             696
   Mellon Financial Corp. ........................       21,400           1,053
   Paychex, Inc. .................................       16,150             785
   Providian Financial Corp. * ...................       12,000             690
   Stillwell Financial, Inc. .....................        9,600             379
                                                                       --------
                                                                         23,498

Food, Beverage & Tobacco - 4.7%
   Adolph Coors Co. - Cl. B ......................        1,600             128
   Anheuser-Busch Cos., Inc. .....................       38,900           1,770
   Archer-Daniels-Midland Co. ....................       27,166             407
   Brown-Forman Corp. - Cl. B ....................        2,800             186
   Campbell Soup Co. .............................       18,100             627
   Coca-Cola Co. .................................      107,500           6,551
   Coca-Cola Enterprises, Inc. ...................       18,000             342
   ConAgra, Inc. .................................       23,700             616
   General Mills, Inc. ...........................       12,500             557
   H.J. Heinz Co. ................................       15,100             716
   Hershey Foods Corp. ...........................        5,900             380
   Kellogg Co. ...................................       17,400             457
   PepsiCo, Inc. .................................       62,600           3,103
   Philip Morris Cos., Inc. ......................       96,200           4,233
   Quaker Oats Co. ...............................        5,600             545
   Ralston-Ralston Purina Group ..................       13,000             340
   Sara Lee Corp. ................................       36,100             887
   Starbucks Corp. * .............................        7,900             350
   SUPERVALU, Inc. ...............................        5,600              78
   Sysco Corp. ...................................       29,200             876
   Tricon Global Restaurants, Inc. * .............        6,150             203
   UST, Inc. .....................................        7,000             196
   Williams Cos., Inc. ...........................       19,600             783
   Wm. Wrigley Jr. Co. ...........................        4,900             469
                                                                       --------
                                                                         24,800

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Health Care Products - 12.4%
   Abbott Laboratories ...........................       66,900        $  3,240
   Allergan, Inc. ................................        5,900             571
   ALZA Corp. * ..................................        9,400             400
   American Home Products Corp. ..................       56,300           3,578
   Applera Corporation - Applied Biosystems
     Group .......................................        9,100             856
   Bausch & Lomb, Inc. ...........................        2,200              89
   Baxter International, Inc. ....................       12,700           1,122
   Becton, Dickinson & Co. .......................       10,700             370
   Biomet, Inc. ..................................        7,650             304
   Boston Scientific Corp. * .....................       17,500             240
   Bristol-Myers Squibb Co. ......................       84,600           6,255
   C.R. Bard, Inc. ...............................        2,200             102
   Cardinal Health, Inc. .........................       12,000           1,195
   Chiron Corp. * ................................        7,700             343
   Eli Lilly & Co. ...............................       48,800           4,541
   Forest Laboratories, Inc. * ...................        3,700             492
   Guidant Corp. * ...............................       13,600             734
   Johnson & Johnson .............................       60,100           6,314
   King Pharmaceuticals, Inc. * ..................        7,500             388
   MedImmune, Inc. * .............................        9,300             443
   Medtronic, Inc. ...............................       52,000           3,139
   Merck & Co., Inc. .............................       99,500           9,316
   Pfizer, Inc. ..................................      272,875          12,552
   Pharmacia Corp. ...............................       55,805           3,404
   Schering-Plough Corp. .........................       63,200           3,587
   Stryker Corp. .................................        8,500             430
   UnitedHealth Group, Inc. ......................       14,000             859
   Watson Pharmaceuticals, Inc. * ................        4,800             246
                                                                       --------
                                                                         65,110

Health Care Services - 0.7%
   Biogen, Inc. * ................................        6,400             384
   HCA-The Healthcare Corporation ................       24,250           1,067
   HEALTHSOUTH Corp. * ...........................       16,500             269
   Humana, Inc. * ................................        7,200             110
   Manor Care, Inc. * ............................        4,400              91
   McKesson HBOC, Inc. ...........................       12,133             436
   St. Jude Medical, Inc. * ......................        3,600             221
   Tenet Healthcare Corp. * ......................       13,900             618
   Wellpoint Health Networks, Inc. * .............        2,700             311
                                                                       --------
                                                                          3,507

Household Appliances / Furnishings - 0.1%
   Leggett & Platt, Inc. .........................        8,400             159
   Maytag Corp. ..................................        3,500             113
   Whirlpool Corp. ...............................        3,100             148
                                                                       --------
                                                                            420

Housing - 0.1%
   Centex Corp. ..................................        2,800             105
   Kaufman & Broad Home Corp. ....................        2,100              71
   Masco Corp. ...................................       19,100             490
   Pulte Corp. ...................................        2,200              93
                                                                       --------
                                                                            759

Insurance - 4.3%
   Aetna US Healthcare, Inc. * ...................        6,000             246
   AFLAC, Inc. ...................................       11,700             845
   Allstate Corp. ................................       31,800           1,385
   Ambac Financial Group, Inc. ...................        4,500             263
   American General Corp. ........................       11,121             906
   American International Group, Inc. ............      100,629           9,918
   Aon Corp. .....................................       11,000             377
   Chubb Corp. ...................................        7,700             666
   Cigna Corp. ...................................        6,600             873
   Cincinnati Financial Corp. ....................        6,900             273
   Conseco, Inc. .................................       13,991             185
   Hartford Financial Services Group, Inc. .......        9,900             699
   Jefferson-Pilot Corp. .........................        4,450             333
   Lincoln National Corp. ........................        8,200             388
   Loews Corp. ...................................        4,200             435
   Marsh & McLennan Cos., Inc. ...................       11,700           1,369
   MBIA, Inc. ....................................        4,200             311
   Metlife, Inc. .................................       33,100           1,159
   MGIC Investment Corp. .........................        4,500             304
   Progressive Corp. .............................        3,100             321
   Safeco Corp. ..................................        5,300             174
   St. Paul Cos., Inc. ...........................        9,414             511
   Torchmark, Inc. ...............................        5,500             211
   UnumProvident Corp. ...........................       10,320             277
                                                                       --------
                                                                         22,429

Leisure & Recreation - 0.6%
   Brunswick Corp. ...............................        3,800              63
   Carnival Corp. ................................       25,900             798
   Eastman Kodak Co. .............................       13,300             524
   Harrah's Entertainment, Inc. * ................        5,200             137
   Hasbro, Inc. ..................................        7,125              76
   Hilton Hotels Corp. ...........................       15,800             166
   Marriott International, Inc. - Cl. A ..........       10,300             435
   Mattel, Inc. ..................................       18,300             264
   SABRE Group Holdings, Inc. * ..................        5,574             240
   Starwood Hotels & Resorts Worldwide, Inc. .....        8,000             282
                                                                       --------
                                                                          2,985

Machinery - 0.4%
   Caterpillar, Inc. .............................       15,000             710
   Deere & Co. ...................................       10,000             458
   Dover Corp. ...................................        8,700             353
   FMC Corp. * ...................................        1,400             100
   Ingersoll-Rand Co. ............................        6,900             289
   McDermott International, Inc. .................        2,100              23
   Thermo Electron Corp. * .......................        7,400             220
                                                                       --------
                                                                          2,153

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Media - Publishing - 0.4%
   Dow Jones & Co., Inc. .........................        3,800        $    215
   Gannett Co., Inc. .............................       11,400             719
   Knight-Ridder, Inc. ...........................        3,300             188
   Meredith Corp. ................................        2,200              71
   New York Times Co. - Cl. A ....................        7,300             292
   Tribune Co. ...................................       13,265             560
                                                                       --------
                                                                          2,045

Media - TV / Radio - 2.3%
   Clear Channel Communications, Inc. * ..........       25,300           1,226
   Comcast Corp. - Cl. A .........................       39,000           1,628
   McGraw-Hill Cos., Inc. ........................        8,600             504
   The Walt Disney Co. ...........................       90,500           2,619
   Time Warner, Inc. .............................       57,500           3,004
   Viacom, Inc. - Cl. B * ........................       65,462           3,060
                                                                       --------
                                                                         12,041

Metal Production & Fabrication - 0.0%
   Timken Co. ....................................        2,900              44
   Worthington Industries, Inc. ..................        3,700              30
                                                                       --------
                                                                             74

Metals & Mining - 0.4%
   Alcan Aluminum, Ltd. ..........................       14,000             479
   Alcoa, Inc. ...................................       37,588           1,259
   Inco, Ltd. ....................................        7,300             122
   Phelps Dodge Corp. ............................        3,396             190
                                                                       --------
                                                                          2,050

Natural Gas Distribution - 0.6%
   Enron Corp. ...................................       32,200           2,676
   KeySpan Corp. .................................        5,800             246
   Nicor, Inc. ...................................        2,000              86
   Peoples Energy Corp. ..........................        1,200              54
   Sempra Energy .................................        8,804             205
                                                                       --------
                                                                          3,267

Oil - 1.3%
   Conoco, Inc. - Cl. B ..........................       26,345             762
   ONEOK, Inc. ...................................        1,200              58
   Royal Dutch Petroleum Co. - NY Shares .........       93,100           5,638
   Tosco Corp. ...................................        6,200             211
                                                                       --------
                                                                          6,669

Oil & Natural Gas Exploration & Production - 4.4%
   Amerada Hess Corp. ............................        3,900             285
   Anadarko Petroleum Corp. ......................       10,662             758
   Apache Corp. ..................................        5,200             364
   Burlington Resources, Inc. ....................        9,210             465
   Chevron Corp. .................................       28,000           2,364
   Coastal Corp. .................................        9,400             830
   Devon Energy Corp. * ..........................        5,600             342
   EOG Resources, Inc. ...........................        4,900             268
   Exxon Mobil Corp. .............................      150,355          13,072
   Kerr-McGee Corp. ..............................        4,070             272
   Kinder Morgan, Inc. ...........................        5,000             261
   Occidental Petroleum Corp. ....................       15,800             383
   Phillips Petroleum Co. ........................       11,400             648
   Rowan Cos., Inc. * ............................        4,000             108
   Sunoco, Inc. ..................................        3,800             128
   Texaco, Inc. ..................................       23,800           1,479
   Transocean Sedco Forex, Inc. ..................        9,036             416
   Unocal Corp. ..................................       10,400             402
   USX-Marathon Group ............................       13,400             372
                                                                       --------
                                                                         23,217

Oil - Equipment & Service - 0.7%
   Baker Hughes, Inc. ............................       14,200             590
   Halliburton Co. ...............................       19,500             707
   Nabors Industries, Inc. * .....................        6,400             379
   Schlumberger, Ltd. ............................       24,400           1,950
                                                                       --------
                                                                          3,626

Paper & Forest Products - 0.8%
   Boise Cascade Corp. ...........................        2,500              84
   Georgia-Pacific Corp. .........................        9,626             300
   International Paper Co. .......................       21,367             872
   Kimberly-Clark Corp. ..........................       23,200           1,640
   Louisiana-Pacific Corp. .......................        4,600              47
   Mead Corp. ....................................        4,400             138
   Potlatch Corp. ................................        1,200              40
   Temple-Inland, Inc. ...........................        2,200             118
   Westvaco Corp. ................................        4,300             125
   Weyerhaeuser Co. ..............................        9,200             467
   Willamette Industries, Inc. ...................        4,800             225
                                                                       --------
                                                                          4,056

Personal & Commercial Lending - 0.5%
   Capital One Financial Corp. ...................        8,700             573
   Countrywide Credit Industries, Inc. ...........        4,900             246
   MBNA Corp. ....................................       36,775           1,358
   USA Education, Inc. ...........................        6,700             456
                                                                       --------
                                                                          2,633

Pollution Control - 0.2%
   Allied Waste Industries, Inc. * ...............        8,600             125
   Waste Management, Inc. ........................       26,657             740
                                                                       --------
                                                                            865

Precious Metals/Gems/Stones - 0.1%
   Barrick Gold Corp. ............................       17,000             278
   Freeport-McMoRan Copper & Gold, Inc. -
     Cl. B .......................................        6,300              54
   Homestake Mining Co. ..........................       11,100              46
   Newmont Mining Corp. ..........................        6,901             118
   Placer Dome, Inc. .............................       14,100             136
                                                                       --------
                                                                            632

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND
                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Retail - 0.1%
   Costco Wholesale Corp. * ......................       19,900        $    795

Retail - Department Stores - 4.3%
   Bed Bath & Beyond, Inc. * .....................       12,000             269
   Best Buy Co., Inc. ............................        9,300             275
   Circuit City Stores, Inc. .....................        8,700             100
   Consolidated Stores Corp. * ...................        5,300              56
   Dillard's, Inc. - Cl. A .......................        3,600              43
   Dollar General Corp. ..........................       14,146             267
   Federated Department Stores, Inc. * ...........        9,200             322
   Gap, Inc. .....................................       37,075             945
   Harcourt General, Inc. ........................        3,000             172
   Home Depot, Inc. ..............................      100,550           4,594
   J.C. Penney Co., Inc. .........................       11,200             122
   Kmart Corp. * .................................       20,600             109
   Kohl's Corp. ..................................       14,000             854
   Limited, Inc. .................................       18,452             315
   Lowe's Cos., Inc. .............................       17,000             756
   May Department Stores Co. .....................       13,150             431
   Office Depot, Inc. ............................       12,900              92
   RadioShack Corp. ..............................        8,000             342
   Sears, Roebuck & Co. ..........................       15,100             525
   Staples, Inc. * ...............................       20,750             245
   Target Corp. ..................................       39,400           1,271
   Tiffany & Co. .................................        6,200             196
   Toys "R" Us, Inc. * ...........................        9,300             155
   Wal-Mart Stores, Inc. .........................      193,100          10,258
                                                                       --------
                                                                         22,714

Retail - Drug Stores - 0.6%
   CVS Corp. .....................................       17,000           1,019
   Longs Drug Stores Corp. .......................        1,900              46
   TJX Cos., Inc. ................................       12,900             358
   Walgreen Co. ..................................       43,300           1,810
                                                                       --------
                                                                          3,233

Retail - Food - 1.0%
   Albertson's, Inc. .............................       18,177             482
   Darden Restaurants, Inc. ......................        5,300             121
   McDonald's Corp. ..............................       56,700           1,928
   Safeway, Inc. * ...............................       21,500           1,344
   The Kroger Co. * ..............................       35,800             969
   Wendy's International, Inc. ...................        4,900             128
   Winn-Dixie Stores, Inc. .......................        5,700             110
                                                                       --------
                                                                          5,082

Shoe & Apparel Manufacturing - 0.2%
   Liz Claiborne, Inc. ...........................        2,300              96
   Nike, Inc. - Cl. B ............................       11,700             653
   Nordstrom, Inc. ...............................        5,400              98
   Reebok International, Ltd. ....................        2,400              66
   V.F. Corp. ....................................        4,900             177
                                                                       --------
                                                                          1,090
Steel - 0.0%
   Allegheny Technologies, Inc. ..................        3,750              60
   Nucor Corp. ...................................        3,600             143
   USX-U.S. Steel Group, Inc. ....................        3,800              68
                                                                       --------
                                                                            271

Telecommunication Equipment - 2.4%
   ADC Telecommunications, Inc. * ................       33,800             613
   Andrew Corp. * ................................        3,450              75
   JDS Uniphase Corp. * ..........................       41,600           1,734
   Lucent Technologies, Inc. .....................      145,225           1,961
   Nortel Networks Corp. .........................      134,000           4,296
   QUALCOMM, Inc. * ..............................       32,400           2,663
   Scientific-Atlanta, Inc. ......................        6,800             221
   Symbol Technologies, Inc. .....................        6,200             223
   Tellabs, Inc. * ...............................       17,800           1,006
                                                                       --------
                                                                         12,792

Telecommunication Services - 2.5%
   Avaya, Inc. * .................................       12,302             127
   Global Crossing, Ltd. * .......................       38,590             552
   Nextel Communications, Inc. - Cl. A * .........       32,900             814
   Qwest Communications International,
     Inc. * ......................................       72,062           2,955
   Sprint PCS (PCS Group) * ......................       40,600             830
   Verizon Communications ........................      116,774           5,853
   WorldCom, Inc. * ..............................      125,077           1,759
                                                                       --------
                                                                         12,890

Telephone - 2.8%
   Alltel Corp. ..................................       13,800             862
   AT&T Corp. ....................................      163,207           2,826
   BellSouth Corp. ...............................       80,900           3,312
   CenturyTel, Inc. ..............................        6,000             214
   SBC Communications, Inc. ......................      146,397           6,990
   Sprint Corp. ..................................       38,700             786
                                                                       --------
                                                                         14,990

Transportation Services - 0.7%
   AMR Corp. * ...................................        6,400             251
   Burlington Northern Santa Fe ..................       16,900             478
   CSX Corp. .....................................        8,900             231
   Delta Air Lines, Inc. .........................        5,300             266
   Fedex Corp. * .................................       12,400             495
   Harley-Davidson, Inc. .........................       13,500             537
   Norfolk Southern Corp. ........................       16,400             218
   Ryder System, Inc. ............................        2,600              43
   Southwest Airlines Co. ........................       22,100             741
   U.S. Airways Group, Inc. * ....................        2,900             118
   Union Pacific Corp. ...........................       10,600             538
                                                                       --------
                                                                          3,916

U.S. Government Agencies - 1.1%
   Federal Home Loan Mortgage Corp. # ............       29,900           2,060

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

U.S. Government Agencies - Continued
   Federal National Mortgage Assoc. # ............       43,600        $  3,782
                                                                       --------
                                                                          5,842
                                                                       --------
                               TOTAL COMMON STOCK-         96.4%        506,583

                                                          Par
                                                         Value
                                                        (000's)
SHORT-TERM INVESTMENTS - 3.5%

   Investment in joint trading account
     (Note B)
   6.695% due 01/02/01 ...........................     $ 17,460          17,460
   U.S. Treasury Bill
   5.88% due 03/15/01 ............................        1,245           1,239
                                                                       --------
                                                                         18,699
                                                       --------        --------
                                TOTAL INVESTMENTS-         99.9%        525,282
              Cash and Receivables, less payables-          0.1%            377
                                                       --------        --------
                                       NET ASSETS-        100.0%        525,659
                                                       ========        ========

* Non-income producing security.
# Securities, or a portion thereof, with an aggregate market value of $1,230 have been segregated to collateralize financial futures contracts.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.9%
   Argo-Tech Corp.
   8.625% due 10/01/07 ...........................     $     15        $     12
   K & F Industries, Inc. - Sr. Sub. Notes
   9.25% due 10/15/07 ............................          225             218
                                                                       --------
                                                                            230

Auto & Truck Parts - 4.0%
   Accuride Corp. - Sr. Sub. Notes
   9.25% due 02/01/08 ............................          125              77
   Delco Remy International, Inc.
   10.625% due 08/01/06 ..........................          195             158
   Delco Remy International, Inc. - Sr. Notes
   8.625% due 12/15/07 ...........................           50              41
   Dura Operating Corp.
   9.0% due 05/01/09 .............................          185             154
   Federal Mogul Corp.
   7.5% due 01/15/09 .............................          750             120
   Federal-Mogul Corp. - Sr. Notes
   8.8% due 04/15/07 .............................          100              16
   Hayes Lemmerz International, Inc.
   9.125% due 07/15/07 ...........................          100              67
   Hayes Lemmerz International, Inc. - Ser. B
   9.125% due 07/15/07 ...........................            5               3
   LDM Technologies, Inc.
   10.75% due 01/15/07 ...........................          135              68
   Lear Corp. - Ser. B
   8.11% due 05/15/09 ............................          200             181
   Lear Corp. - Sub. Notes
   9.5% due 07/15/06 .............................          100              96
   Numatics, Inc. - Ser. B
   9.625% due 04/01/08 ...........................          100              62
                                                                       --------
                                                                          1,043

Automobile - 0.7%
   Lear Corp. - Ser B
   7.96% due 05/15/05 ............................          140             132
   Navistar International - Sr. Sub Notes Ser. B
   8.0% due 02/01/08 .............................           50              37
                                                                       --------
                                                                            169

Bank - 0.4%
   Western Financial Bank - Sub.
   8.875% due 08/01/07 ...........................          125             113

Business Services - 0.6%
   Express Scripts, Inc. - Sr. Notes
   9.625% due 06/15/09 ...........................          155             160

Chemical - 4.5%
   Acetex Corp. - Sr. Notes
   9.75% due 10/01/03 ............................          120             109
   Avecia Group plc
   11.0% due 07/01/09 ............................          200             198
   Georgia Gulf Corp.
   10.375% due 11/01/07 ..........................          200             185
   Lyondell Chemical Co. - Debs
   9.8% due 02/01/20 .............................          110              97
   Lyondell Chemical Co.
   9.875% due 05/01/07 ...........................          345             335
   Lyondell Chemical Co. - Notes Ser. A
   9.625% due 05/01/07 ...........................          100              97
   PCI Chemicals Canada, Inc.
   9.25% due 10/15/07 ............................           90              25
   Texas Petrochemical Corp. - Sr Sub. Notes
   11.125% due 07/01/06 ..........................          150             113
                                                                       --------
                                                                          1,159

Coal - 1.2%
   P&L Coal Holdings Corp.
   9.625% due 05/15/08 ...........................          300             299

Commercial Sevices - 2.9%
   American Color Graphics, Inc.
   12.75% due 08/01/05 ...........................          125             118
   Iron Mountain, Inc.
   8.75% due 09/30/09 ............................          150             147
   Pierce Leahy Command Co.
   8.125% due 05/15/08 ...........................           75              70
   Pierce Leahy Corp. - Sr. Sub. Notes
   9.125% due 07/15/07 ...........................          220             218
   Waste Management, Inc.
   6.875% due 05/15/09 ...........................          200             188
                                                                       --------
                                                                            741

Computer Equipment - 0.4%
   Seagate Technology, Intl. - 144A (a)
   12.5% due 11/15/07 ............................          110             104

Computer Software & Services - 2.2%
   Concentric Network Corp. - Sr. Notes
   12.75% due 12/15/07 ...........................          150             127
   Covad Communications Group, Inc.
   12.0% due 02/15/10 ............................          115              29
   Exodus Communications - Sr. Notes 144A (a)
   11.625% due 07/15/10 ..........................          250             222
   PSINet, Inc. - Sr. Notes
   10.0% due 02/15/05 ............................          200              56
   11.0% due 08/01/09 ............................           50              14
   11.5% due 11/01/08 ............................          375             113
                                                                       --------
                                                                            561

Consumer Miscellaneous - 2.1%
   Lin Holdings Corp. - Sr. Disc. Notes
   1.0% due 03/01/08 .............................          650             465
   Resolution Performance Products - Sr. Sub
     Notes 144A (a)
   13.5% due 11/15/10 ............................           65              67
                                                                       --------
                                                                            532

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Container - 2.8%
   BWAY Corp. - Ser. B
   10.25% due 04/15/07 ............................      $  175        $    158
   Crown Cork & Seal - Notes
   8.375% due 01/15/05 ............................         350             199
   Gaylord Container Corp. - Sr. Notes Ser. B
   9.375% due 06/15/07 ............................         350             217
   Owens-Ilinois, Inc. - Debs
   7.5% due 05/15/10 ..............................          85              45
   Packaging Corp. of America
   9.625% due 04/01/09 ............................         125             129
                                                                       --------
                                                                            748

Diversified Operations - 1.8%
   Consumers International - Sr. Notes
   10.25% due 04/01/05 ............................         350              35
   Fisher Scientific International, Inc. - Sr. Sub.
     Notes
   9.0% due 02/01/08 ..............................         125             114
   Kansas City Southern - Sr. Notes 144A (a)
   9.5% due 10/01/08 ..............................          25              26
   Prestolite Electric, Inc.
   9.625% due 02/01/08 ............................         225             101
   Roller Bearing Co. America, Inc. - Ser. B
   9.625% due 06/15/07 ............................          30              26
   SCG Holdings Corp.
   12.0% due 08/01/09 .............................         129             110
   Westinghouse Air Brake Co. - Sr. Notes
   9.375% due 06/15/05 ............................          45              42
                                                                       --------
                                                                            454

Electric Power - 1.3%
   Calpine Corp. - Sr. Notes
   8.625% due 08/15/10 ............................         100              98
   Western Resources, Inc.
   7.125% due 08/01/09 ............................          65              60
   Western Resources, Inc. - Sr. Notes
   6.875% due 08/01/04 ............................         180             173
                                                                       --------
                                                                            331

Electrical Equipment - 0.3%
   Wesco Distribution, Inc. - Ser. B
   9.125% due 06/01/08 ............................         100              88

Financial Services - 1.8%
   AMSC Acquisition Co., Inc. - Ser. B
   12.25% due 03/31/08 ............................          50              17
   RBF Finance Co.
   11.375% due 03/15/09 ...........................         220             254
   Tembec Finance Corp. - Sr. Notes
   9.875% due 09/30/05 ............................         195             199
                                                                       --------
                                                                            470

Food, Beverage & Tobacco - 3.4%
   Aurora Foods, Inc. - Sr. Sub. Notes
   8.75% due 07/01/08 .............................          75              51
   9.875% due 02/15/07 ............................          50              36
   Azurix Corp.
   10.75% due 02/15/10 ............................         195             189
   B&G Foods, Inc.
   9.625% due 08/01/07 ............................         125              81
   Chiquita Brands International, Inc. - Sr. Notes
   10.0% due 06/15/09 .............................         290             101
   Del Monte Foods Co. - Sr. Disc. Notes Ser. B
   12.5% due 12/15/07 .............................         172             127
   Nash-Finch Co. - Ser. B
   8.5% due 05/01/08 ..............................         275             201
   New World Pasta Co.
   9.25% due 02/15/09 .............................         225              95
                                                                       --------
                                                                            881

Foreign - 0.3%
   Satelites Mexicanos SA - Sr. Notes
   10.125% due 11/01/04 ...........................         125              81

Health Care Products - 4.7%
   ALARIS Medical Systems, Inc.
   9.75% due 12/01/06 .............................         550             203
   ALARIS Medical, Inc. - Sr. Disc. Notes
   1.0% due 08/01/08 ..............................         150              12
   Beckman Coulter, Inc.
   7.45% due 03/04/08 .............................          50              48
   Bergen Brunswig Corp.
   7.375% due 01/15/03 ............................         250             235
   Conmed Corp.
   9.0% due 03/15/08 ..............................         340             272
   MEDIQ, Inc.
   11.0% due 06/01/08 .............................         125               1
   Owens & Minor, Inc.
   10.875% due 06/01/06 ...........................         131             135
   Owens Illinois , Inc.
   7.15% due 05/15/05 .............................         165              96
   Packard Bioscience, Co. - Sr. Sub Notes
   9.375% due 03/01/07 ............................         125             110
   Warner Chilcott, Inc. - Ser. 144A (a)
   12.625% due 02/15/08 ...........................         125             128
                                                                       --------
                                                                          1,240

Health Care Services - 3.7%
   Beverly Enterprises, Inc.
   9.0% due 02/15/06 ..............................         310             286
   Bio-Rad Labs, Inc.
   11.625% due 02/15/07 ...........................         107             110
   Columbia/HCA Healthcare Corp.
   7.25% due 05/20/08 .............................          50              48
   HCA - The Healthcare Co. - Notes
   8.75% due 09/01/10 .............................          65              69
   Tenet Healthcare Corp. - Sr. Sub Notes
   8.125% due 12/01/08 ............................         175             177
   8.625% due 01/15/07 ............................          50              51

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Health Care Services - Continued
   Triad Hospitals Holdings, Inc.
   11.0% due 05/15/09 .............................      $  200        $    212
                                                                       --------
                                                                            953

Household Appliances / Furnishings - 0.8%
   Mattress Discounters Co.
   12.625% due 07/15/07 ...........................          75              67
   Sealy Mattress Co. - Ser. B
   0.0% due 12/15/07 ..............................         175             131
                                                                       --------
                                                                            198

Housing - 1.4%
   American Standard Cos., Inc.
   7.625% due 02/15/10 ............................          85              82
   Grove Worldwide Llc - Sr. Sub. Notes
   9.25% due 05/01/08 .............................          85               8
   Standard Pacific Corp. - Sr. Notes
   8.5% due 06/15/07 ..............................         110             101
   8.5% due 04/01/09 ..............................         185             164
                                                                       --------
                                                                            355

Leisure & Recreation - 4.5%
   AMC Entertainment, Inc. - Sr. Sub. Notes
   9.5% due 03/15/09 ..............................         125              71
   9.5% due 02/01/11 ..............................         375             214
   John Q. Hammons Hotels
   8.875% due 02/15/04 ............................         425             384
   Station Casinos, Inc. - Sr. Sub Notes
   9.875% due 07/01/10 ............................         100             103
   Station Casinos, Inc. - Sr. Sub. Notes
   8.875% due 12/01/08 ............................         225             221
   True Temper Sports, Inc. - Sr. Sub. Notes
   10.875% due 12/01/08 ...........................         175             169
                                                                       --------
                                                                          1,162

Media - Publishing - 0.7%
   Adelphia Communications Corp.
   9.875% due 03/01/07 ............................          50              47
   Sun Media Corp. - Sr. Sub. Notes
   9.5% due 05/15/07 ..............................         150             145
                                                                       --------
                                                                            192

Media - TV / Radio - 10.2%
   Adelphia Communications Corp.
   9.375% due 11/15/09 ............................         150             132
   Allbritton Communications Co. - Sr. Sub.
     Debs. Ser. B
   9.75% due 11/30/07 .............................         250             244
   Allbritton Communications Co. - Sr. Sub.
     Notes
   8.875% due 02/01/08 ............................          50              46
   Benedek Communications Corp. - Sr. Disc
     Notes
   0.0% due 05/15/06 ..............................         325             211
   Cablevision SA - Bonds
   13.75% due 05/01/09 ............................          60              44
   Century Communications Corp. - Cl. A
   8.875% due 01/15/07 ............................          75              66
   Century Communications Corp. - Sr. Disc
     Notes
   0.0% due 01/15/08 ..............................         500             200
   Charter Communications Holdings, LLC - Sr
     Notes
   8.625% due 04/01/09 ............................         575             522
   Classic Cable, Inc.
   10.5% due 03/01/10 .............................         510             204
   Classic Cable, Inc. - Ser. B
   9.375% due 08/01/09 ............................          20               8
   EchoStar DBS Corp. - Sr. Notes
   9.375% due 02/01/09 ............................         625             609
   Frontiervision Holding L.P. - Sr. Disc. Notes
   1.0% due 09/15/07 ..............................         200             168
   Granite Broadcassting Corp. - Sr. Sub. Notes
   8.875% due 05/15/08 ............................         175              93
   United Pan-Europe Comm - Sr. Notes Ser. B
   11.5% due 02/01/10 .............................         125              81
   Young Broadcasting, Inc.
   8.75% due 06/15/07 .............................          50              46
                                                                       --------
                                                                          2,674

Metals & Mining - 0.1%
   Neenah Corp. - Ser. F
   11.125% due 05/01/07 ...........................          40              30
   Neenah Corp. - Sr. Sub. Notes
   11.125% due 05/01/07 ...........................          10               7
                                                                       --------
                                                                             37

Natural Gas Distribution - 0.6%
   Energy Corp. of America - Sr. Sub. Notes
   9.5% due 05/15/07 ..............................         200             160

Oil & Natural Gas Exploration & Production - 2.7%
   Costilla Energy, Inc. - Sr. Notes
   10.25% due 10/01/06 ............................          71               0
   Plains Resources, Inc.
   10.25% due 03/15/06 ............................         200             199
   Plains Resources, Inc. - Sr. Sub. Notes
   10.25% due 03/15/06 ............................         175             174
   Pride International, Inc. - Sr.Notes
   9.375% due 05/01/07 ............................         100             103
   10.0% due 06/01/09 .............................         100             105
   Texas Petrochemical Corp. - Sr. Sub. Notes
   11.125% due 07/01/06 ...........................         175             131
                                                                       --------
                                                                            712

Oil - Equipment & Service - 1.0%
   ICO, Inc. - Sr. Notes
   10.375% due 06/01/07 ...........................          50              47

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                           Par      Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Oil - Equipment & Service - Continued
  Key Energy Services, Inc.
  14.0% due 01/15/09 ..............................      $   65    $   74
  Pioneer Natural Resources Co.
  9.625% due 04/01/10 .............................          45        48
  Tuboscope, Inc.
  7.5% due 02/15/08 ...............................         100        95
                                                                   ------
                                                                      264

Paper & Forest Products - 1.2%
  Doman Industries, Ltd.
  12.0% due 07/01/04 ..............................          75        73
  Doman Industries, Ltd. - Sr. Notes
  8.75% due 03/15/04 ..............................         275       124
  Paperboard Industries International, Inc. - Sr.
    Notes
  8.375% due 09/15/07 .............................          40        30
  Repap New Brunswick, Inc. - Sr. Notes
  10.625% due 04/15/05 ............................          75        77
  Tembec Industries, Inc.
  8.625% due 06/30/09 .............................          15        15
                                                                   ------
                                                                      319

Pollution Control - 0.9%
  Allied Waste North America
  7.625% due 01/01/06 .............................         250       237

Real Estate Development - 0.5%
  D.R. Horton, Inc.
  8.0% due 02/01/09 ...............................          60        54
  Del Webb Corp. - Sr. Sub. Debs.
  10.25% due 02/15/10 .............................          75        68
                                                                   ------
                                                                      122

Retail - Drug Stores - 1.7%
  Duane Reade, Inc. - Sr. Sub. Notes
  9.25% due 02/15/08 ..............................         500       430

Retail - Food - 0.8%
  Stater Bros. Holdings, Inc. - Senior Notes
  10.75% due 08/15/06 .............................         250       209

Shoe & Apparel Manufacturing - 2.0%
  Levi Strauss & Co. - Notes
  6.8% due 11/01/03 ...............................         100        81
  7.0% due 11/01/06 ...............................         260       195
  WestPoint Stevens, Inc. - Sr. Notes
  7.875% due 06/15/08 .............................         350       248
                                                                   ------
                                                                      524

Steel - 3.0%
  AK Steel Corp.
  7.875% due 02/15/09 .............................         250       222
  AK Steel Corp. - Sr. Notes
  9.125% due 12/15/06 .............................         100        95
  Algoma Steel, Inc.
  12.375% due 07/15/05 ............................         300       102



Steel - Continued
  Armco, Inc. - Sr. Notes
  9.0% due 09/15/07 ...............................          75        67
  LTV Corp.
  11.75% due 11/15/09 .............................         433         9
  National Steel Corp.
  9.875% due 03/01/09 .............................         320       128
  Weirton Steel Corp. - Sr. Notes
  11.375% due 07/01/04 ............................         375       154
                                                                   ------
                                                                      777

Telecommunication Equipment - 3.3%
  Alestra SA de CV - Sr. Notes
  12.125% due 05/15/06 ............................         175       142
  Covad Communications Group, Inc. - Sr. Notes
  12.5% due 02/15/09 ..............................          50        13
  Crown Castle International Corp. - Sr. Disc.
    Notes
  1.0% due 11/15/07 ...............................         250       200
  Fairchild Semiconductor Corp.
  10.375% due 10/01/07 ............................          35        33
  Fairchild Semiconductor Corp. - Sr. Sub. Notes
  10.125% due 03/15/07 ............................         250       230
  Intermedia Communications, Inc. - Sr. Notes
  Ser. B
  9.5% due 03/01/09 ...............................         300       216
  L-3 Communications Corp. - Sr. Sub. Notes
  8.5% due 05/15/08 ...............................          35        33
                                                                   ------
                                                                      867

Telecommunication Services - 14.8%
  BTI Telecom Corp. - Sr. Notes
  10.5% due 09/15/07 ..............................         100        25
  Fonda Group, Inc. - Sr. Sub. Notes
  9.5% due 03/01/07 ...............................         125        98
  GCI, Inc. - Sr. Notes
  9.75% due 08/01/07 ..............................         400       368
  Global Crossing Holdings, Ltd.
  9.125% due 11/15/06 .............................         100        96
  GST Telecommunications, Inc. - Sr. Sub. Notes
  12.75% due 11/15/07 .............................          50         1
  GT Group Telecom - Sr. discount notes
  0.0% due 02/01/10 ...............................         180        61
  Hyperion Telecommunications, Inc. - Sr. Disc.
    Notes
  13.0% due 04/15/03 ..............................         250       180
  Hyperion Telecommunications, Inc. - Sr. Notes
  12.25% due 09/01/04 .............................         165       132
  Insight Midwest
  9.75% due 10/01/09 ..............................         235       233
  Insight Midwest LP - Sr. Notes 144A (a)
  10.5% due 11/01/10 ..............................          40        41
  Intermedia Communications, Inc. - Sr. Notes
  8.875% due 11/01/07 .............................         275       192

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                           Par       Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Telecommunication Services - Continued
  KMC Telecom Holdings, Inc. - Sr. Disc. Notes
  1.0% due 02/15/08 ...............................     $   275   $    33
  Level 3 Communications, Inc.
  11.25% due 03/15/10 .............................         200       175
  Level 3 Communications, Inc. - Sr. Notes
  9.125% due 05/01/08 .............................          30        24
  McleodUSA, Inc.
  8.125% due 02/15/09 .............................         175       150
  McLeodUSA, Inc. - Sr. Notes
  8.375% due 03/15/08 .............................         230       201
  9.5% due 11/01/08 ...............................          55        50
  Nextel Communications - Sr. Notes
  9.375% due 11/15/09 .............................         150       141
  Nextel Communications, Inc. - Sr. Disc. Notes
  1.0% due 10/31/07 ...............................         650       483
  NEXTLINK Communications, Inc. - Sr. Disc.
    Notes
  1.0% due 04/15/08 ...............................         300       155
  NTL Communications Corp. - Sr. Notes
  1.0% due 10/01/08 ...............................         615       344
  RCN Corp.
  0.0% due 10/15/07 ...............................          50        18
  10.0% due 10/15/07 ..............................         200       112
  RCN Corp. - Sr. Disc. Notes
  1.0% due 07/01/08 ...............................         425       132
  RSL Communications plc
  9.125% due 03/01/08 .............................         100         4
  Telecommunications Techniques Co.
  9.75% due 05/15/08 ..............................         140       123
  Time Warner Telecom Llc - Sr. Notes
  9.75% due 07/15/08 ..............................         290       270
                                                                   ------
                                                                    3,842

Telephone - 0.9%
  e.spire Communications, Inc. - Sr. Disc. Notes
  1.0% due 04/01/06 ...............................          75        26
  ITC DeltaCom, Inc. - Sr. Notes
  8.875% due 03/01/08 .............................         125        82
  9.75% due 11/15/08 ..............................          75        53
  Viatel, Inc. - Sr. Notes
  11.25% due 04/15/08 .............................         125        39
  11.5% due 03/15/09 ..............................         150        46
                                                                   ------
                                                                      246

Transportation Services - 0.6%
  Dunlop Standard Aero Holdings - Sr. Notes
  11.875% due 05/15/09 ............................         150       150
                                                                   ------
       TOTAL PUBLICLY-TRADED BONDS- ...............        91.7%   23,834


PREFERRED STOCK

Food, Beverage & Tobacco - 0.0%
  Aurora Foods, Inc. ..............................       2,214     $   5

Media - Publishing - 0.4%
  Primedia, Inc. ..................................       1,250       100

Telecommunication Services - 0.2%
  XO Communications, Inc. .........................         128        58
                                                                   ------
       TOTAL PREFERRED STOCK- .....................         0.6%      163


WARRANTS

Household Appliances / Furnishings - 0.0%
  Mattress Discounters Corp.
  expires 07/07/15 (Cost $1) ......................          75         1

Telecommunication Services - 0.0%
  GT Group Telecom, Inc.
  expires 02/01/10 (Cost $9) ......................         180         7
  KMC Telecom Holdings, Inc. - WT 144A (a)
  expires 01/31/08 (Cost $0) ......................         250         1
                                                                   ------
                                                                        8
                                                                   ------
       TOTAL WARRANTS- ............................         0.0%        9

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 4.4%
  Investment in joint trading account (Note B)
    6.695% due 01/02/01 ...........................       1,127     1,127
                                                         ------    ------
                                 TOTAL INVESTMENTS-        96.7%   25,133
               Cash and Receivables, less payables-         3.3%      845
                                                         ------    ------
                                        NET ASSETS-       100.0%   25,978
                                                         ======    ======

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $589 or 2.27% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                           Par       Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS

Australia - 0.9%
  Commonwealth of Australia - Bonds
    (GOVF)
  7.5% due 07/15/05 ..............................     $  1,000  $    604

Canada - 2.0%
  Government of Canada - Bonds (GOVF)
  7.0% due 12/01/06 ..............................        1,100       793
  Government of Canada (GOVF)
  7.25% due 06/01/07 .............................          750       550
                                                                   ------
                                                                    1,343

Denmark - 2.1%
  Danske Kredit (LEND)
  6.0% due 10/01/29 ..............................        5,975       721
  Kingdom of Denmark - Bullet Bond
    (GOVF)
  8.0% due 03/15/06 ..............................        5,080       726
                                                                   ------
                                                                    1,447

Finland - 4.4%
  Republic of Finland - Bonds (GOVF)
  5.75% due 02/23/11 .............................        3,050     3,015

France - 4.4%
  Government of France - Bonds (GOVF)
  5.25% due 04/25/08 .............................        1,580     1,529
  Government of France - O.A.T. (GOVF)
  5.5% due 04/25/07 ..............................        1,490     1,466
                                                                   ------
                                                                    2,995

Germany - 16.7%
  Allgemeine Hypothekenbank (BANK)
  5.0% due 09/02/09 ..............................          500       454
  Bayer Hypo Veriens (BANK)
  5.0% due 04/02/08 ..............................        1,000       922
  Bundesrepublic Deutschland - Bonds
    (GOVF)
  6.75% due 04/22/03 .............................        3,000     2,953
  Federal Republic of Germany - Bonds
    (GOVF)
  5.25% due 01/04/08 .............................        3,750     3,631
  6.875% due 05/12/05 ............................        2,750     2,813
  Mannesman Finance BV (MACH)
  4.75% due 05/27/09 .............................          750       639
                                                                   ------
                                                                   11,412

Greece - 1.5%
  Hellenic Republic - Bonds (GOVF)
  8.6% due 03/26/08 ..............................      220,000       721
  8.8% due 06/19/07 ..............................      100,000       327
                                                                   ------
                                                                    1,048

Ireland - 0.9%
  Republic of Ireland - Debs. (GOVF)
  4.0% due 04/18/10 ..............................          750       649


Japan - 2.2%
  International Bank of Reconstruction &
    Development - Debs. (BANK)
  4.75% due 12/20/04 ..............................    $150,000   $ 1,514

Luxembourg - 1.4%
  Ford Motor Credit Co. (LEND)
  5.25% due 06/16/08 ..............................       2,100       957

Netherlands - 8.6%
  Deutsche Telekom International Finance
    (TELS)
  6.625% due 07/06/10 .............................       1,000       956
  Government of Netherlands - Bonds
    (GOVF)
  5.5% due 07/15/10 ...............................       1,780     1,735
  5.75% due 09/15/02 ..............................       1,200     1,148
  6.5% due 04/15/03 ...............................       1,500     1,465
  Government of Netherlands - Bonds Series
  1 & 2 (GOVF)
  6.0% due 01/15/06 ...............................         600       595
                                                                   ------
                                                                    5,899

New Zealand - 0.7%
  Government of New Zealand - Bonds
    (GOVF)
  8.0% due 11/15/06 ...............................       1,000       485

Norway - 0.8%
  Norwegian Government - Bonds (GOVF)
  6.75% due 01/15/07 ..............................       5,000       587

Spain - 3.8%
  Kingdom of Spain - Notes (GOVF)
  3.1% due 09/20/06 ...............................     120,000     1,171
  4.0% due 01/31/10 ...............................       1,650     1,426
                                                                   ------
                                                                    2,597

Supra National - 12.3%
  Asian Development Bank (BANK)
  5.625% due 02/18/02 .............................     150,000     1,391
  Bank Of Ireland (BANK)
  6.45% due 02/10/10 ..............................       1,000       965
  BAT International Finance (FOOD)
  4.875% due 02/25/09 .............................         600       490
  European Investment Bank - Notes (BANK)
  3.0% due 09/20/06 ...............................     230,000     2,243
  International Bank of Reconstruction &
    Development - Debs. (BANK)
  4.5% due 03/20/03 ...............................     160,000     1,519
  International-American Development Bank -
    Bonds (BANK)
  1.9% due 07/08/09 ...............................     100,000       909
  Royal Bank of Scotland plc (BANK)
  8.375% due 01/29/07 .............................         300       492

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BOND FUND
                                                           Par       Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Supra National - Continued
    Standard Charter Bank (BANK)
    5.375% due 05/06/09 ...........................    $    450  $    401
                                                                 --------
                                                                    8,410

Sweden - 0.8%
    Swedish Government (GOVF)
    5.0% due 01/28/09 .............................       5,200       561

United Kingdom - 4.0%
    U.K. Treasury (GOVF)
    7.25% due 12/07/07 ............................         805     1,351
    U.K. Treasury - Bonds (GOVF)
    8.5% due 12/07/05 .............................         800     1,368
                                                                 --------
                                                                    2,719

United States - 28.0%
    Belo AH Corp. - Sr. Notes (CONS)
    7.125% due 06/01/07 ...........................         100        96
    CenturyTel, Inc. - Sr. Notes Ser. H (TELS)
    8.375% due 10/15/10 ...........................         175       182
    Chancellor Media Corp. (MEDI)
    8.0% due 11/01/08 .............................         125       126
    Charter Communication Holdings LLC - Sr.
       Notes (MEDI)
    8.25% due 04/01/07 ............................         375       339
    Clear Channel Communications (MEDI)
    7.65% due 09/15/10 ............................         250       255
    Crown Castle International Corp. - Sr. Notes
       (MEDI)
    10.75% due 08/01/11 ...........................          75        78
    Federal National Mortgage Assoc. - Sr.
       Notes (GOVA)
    2.125% due 10/09/07 ...........................     100,000       923
    Federal National Mortgage Assoc. (GOVA)
    5.125% due 02/13/04 ...........................       1,500     1,478
    6.0% due 05/15/08 .............................         350       351
    6.25% due 05/15/29 ............................         500       502
    6.5% due 07/01/29 .............................         499       492
    6.5% due 08/01/13 .............................         488       488
    7.0% due 11/01/30 .............................         749       750
    7.0% due 12/01/30 .............................         400       400
    7.5% due 12/01/30 .............................         500       507
    8.0% due 12/01/30 .............................         500       512
    Fox Sports Networks LLC - Sr. Disc. Notes
       (MEDI)
    0.0% due 08/15/07 .............................         125       110
    KFW International Finance, Inc. (GOVF)
    1.75% due 03/23/10 ............................     220,000     1,958
    Liberty Media Corp. - Bonds (MEDI)
    7.875% due 07/15/09 ...........................         100        98
    NiSource Finance Corp. - 144A (a) (FINL)
    7.875% due 11/15/10 ...........................         125       131
    Spectrasite Holdings, Inc. - Sr. Notes Ser. B
       (TELE)
    10.75% due 03/15/10 ...........................          75        70


United States - Continued
    Time Warner, Inc. - Notes (MEDI)
    8.18% due 08/15/07 ............................         150       160
    U.S. Treasury - Bonds
        (GOVE)
    5.25% due 02/15/29 ............................         250       240
    U.S. Treasury - Notes
        (GOVE)
    5.75% due 08/15/03 ............................       2,000     2,029
    6.25% due 02/15/07 ............................       2,500     2,639
    6.875% due 05/15/06 ...........................       1,000     1,082
    U.S. Treasury - Bonds
        (GOVE)
    7.25% due 05/15/16 ............................       1,750     2,058
    8.875% due 08/15/17 ...........................         625       850
    Viacom, Inc. (MEDI)
    7.7% due 07/30/10 .............................         150       158
    Vodafone Group plc - Notes (TELS)
    7.625% due 02/15/05 ...........................         100       103
                                                                 --------
                                                                   19,165
                                                                 --------
                       TOTAL PUBLICLY-TRADED BONDS-        95.5%   65,407


SHORT-TERM INVESTMENTS - 2.5%

United States - 2.5%
  Investment in joint trading account (Note B)
    6.695% due 01/02/01 ...........................       1,616     1,616
  U.S. Treasury Bill (GOVE) .......................
    5.955% due 03/22/01 ...........................         100        99
                                                                 --------
                                                                    1,716
                                                       --------  --------
                                 TOTAL INVESTMENTS-        98.0%   67,123
               Cash and Receivables, less payables-         2.0%    1,350
                                                       --------  --------
                                        NET ASSETS-       100.0%  $68,473
                                                       ========  ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $131 or .19% of net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                        Market          % of
                                  Industry              Value         Long-Term
Industry                        Abbreviation           (000s)        Investments
Foreign Governmental.............  GOVF                33,626           51.4%
Bank ....... ....................  BANK                10,810           16.5%
U.S. Governmental................  GOVE                 8,897           13.4%
U.S. Government Agencies.........  GOVA                 6,405            9.7%
Personal & Commercial Lending....  LEND                 1,678            2.6%
Media - TV / Radio...............  MEDI                  1232            1.9%
Telecommunication Services.......  TELS                  1138            1.8%
Machinery........................  MACH                   639            1.0%
Food, Beverage & Tobacco.........  FOOD                   490            0.7%
Telecommunication Equipment......  TELE                   251            0.4%
Financial Services...............  FINL                   131            0.2%
Media - Publishing...............  MEDP                   110            0.2%
                                                     --------       --------
                                                      $65,407          100.0%
                                                     ========       ========

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION
     The John Hancock Variable Series Trust I (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust. The Trust consists of thirty-two funds: Large Cap Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Aggressive Balanced, Active Bond (formerly, Sovereign Bond), CORE Bond, Emerging Markets Equity, International Equity Index, International Equity, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, American Leaders Large Cap Value, Large/Mid Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, High Yield Bond and Global Bond Funds (collectively, the "Funds"). The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Insurance Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO") to Investors Partner Life Account L ("IPLL") to fund contracts and policies issued by Investors Partner Life ("IPL"), and to John Hancock Variable Life Account PPM-1 ("PPM-1").

NOTE B--ACCOUNTING POLICIES
     Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Valuation of Investments: For the Large Cap Growth, Fundamental Growth, Aggressive Balanced, Emerging Markets Equity, Small Cap Growth, Mid Cap
Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, American Leaders Large Cap Value, Large/Mid Cap Value, Mid Cap Value, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, and Equity Index Funds:
Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.
         For the Active Bond, CORE Bond, Bond Index, Managed, Short-Term Bond, High Yield Bond and Global Bond Funds: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.
         For the Money Market Fund: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

          For each of the Funds, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.
          For the International Equity Index, International Equity, Global Balanced and International Opportunities Funds: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price. All Fund securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation".
     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Funds, are valued at fair value as determined in good faith by the Board of Trustees. Investment security transactions are recorded on the date of purchase or sale. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Large Cap Growth, Emerging Markets Equity, International Equity Index, International Equity, Global Balanced, Large Cap Value, Large Cap Value CORE, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, International Opportunities and Equity Index Funds are shown net of foreign taxes withheld of $4, $30, $444, $25, $28, $28, $1, $4, $1, $1, $9, $182, $102, $1, $163, and $26, respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Bank Borrowings: The Funds (except for Money Market and International Equity Index Funds) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that other-wise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with State Street Bank and Trust Company ("SSBT"). This agreement enables the Funds to participate in an unsecured line of credit, which permits borrowings up to $75 million, collectively. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. Interest expense paid under the line of credit, net of the portion paid by the Adviser amounting to $22 for Bond Index Fund, is included under the caption "Other fees" in the Statement of Operations. The following funds had borrowings under the line of credit during the year ended December 31, 2000:


                           Average Daily Loan Balance During the          Weighted Average
Fund                       Period for which Loans Were Outstanding        Interest Rate           Interest Expense
----                       ---------------------------------------        -------------           ----------------
Fundamental Growth                     $1,475                                   7.14%                     $2
Mid Cap Growth                          1,641                                   6.42                      --
Mid Cap Value                           1,478                                   7.12                       1
Bond Index                              4,678                                   7.10                      --
Real Estate Equity                      1,095                                   7.15                       1
Small Cap Equity                        3,393                                   6.44                       2

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     Securities Lending: Certain Funds (Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Mid Cap Growth, Large Cap Value, Mid Cap Value, Small/Mid Cap Growth, Growth & Income, Managed, Short-Term Bond, International Opportunities and Global Bond Funds) have entered into an agreement with SSBT to lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. These loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At December 31, 2000, the market value of the securities loaned and the market value of the collateral were as follows:

Fund                            Value of Securities Loaned   Value of Collateral
----                            --------------------------   -------------------
Large Cap Growth                       $ 80,209                  $ 84,124
Active Bond                              99,103                   112,135
International Equity Index               29,739                    31,240
Small Cap Growth                         52,037                    55,446
Mid Cap Growth                           52,885                    54,779
Large Cap Value                           8,059                     8,453
Small/Mid Cap Growth                     32,919                    34,457
Growth & Income                          92,325                    97,450
Managed                                 177,099                   184,244
Short-Term Bond                          13,542                    13,740
International Opportunities               9,494                     9,839
Global Bond                               7,083                     7,131

     Repurchase Agreements: The Funds may enter into repurchase agreements which are contracts under which a Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint Repurchase Agreements: The Active Bond and Small Cap Growth Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Sub-Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Trust's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Trust's behalf. The Sub-Adviser is responsible for ensuring that the agreement is fully collateralized at all times. The International Equity, Large Cap Value CORE and Small/Mid Cap CORE Funds of the Trust, along with other registered investment companies having a management contract with Goldman Sachs Asset Management (the "Sub-Adviser"), may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Trust's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. The Sub-Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     Joint Trading Account: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the order permits the existing Funds of the Trust to pool daily uninvested cash balances, together with the balances of any future Funds of the Trust, into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of seven days. Joint Account holdings as of December 31, 2000:


Name of Issuer                                                  Par Value              Market Value
--------------                                                  ---------              ------------
Alpine Securitization Corp. 6.67% due 01/02/01                  $ 40,000               $  40,000
Cargill Global FDG 6.61% due 01/04/01                             49,232                  49,214
Chase Manhattan Bank 6.53% due 01/02/01                           47,000                  47,000
Clipper Receivables Corp. 6.65% due 01/02/01                      15,000                  15,000
Eagle Funding Capital Corp. 6.75% due 01/04/01                    40,000                  39,985
Exxon Mobil 6.55% due 01/03/01                                    12,700                  12,698
Falcon Asset Securitization 6.70% due 01/02/01                     6,009                   6,009
Ford Credit Europe PLC 6.55% due 01/02/01                         50,000                  50,000
General Electric Credit Capital 6.57.% due 01/02/01               50,000                  50,000
Greenwich FDG Corp. 6.68% 01/04/01                                10,000                   9,996
Lexington Parker Capital Corp. 6.50% due 01/02/01                  9,100                   9,100
National Australia FDG 6.62% due 01/03/01                         50,000                  49,991
Nestle Capital Corp. 6.40% due 01/02/01                            4,462                   4,462
Philip Morris Cos., Inc. 6.50% due 01/02/01                       23,200                  23,200
Philip Morris Capital Corp. 6.56% due 01/03/01                    24,542                  24,538
Philip Morris Capital Corp. 6.57% due 01/05/01                     1,730                   1,729
Sony Capital Corp. 6.63% due 01/02/01                              8,181                   8,181
Sony Capital Corp. 6.60% due 01/03/01                             25,000                  24,995
Toyota Motor Credit Co. 6.54% due 01/02/01                         7,453                   7,453
                                                                --------                --------
   Joint Trading Account Totals                                 $473,609                $473,551
                                                                ========                ========

     Financial Futures Contracts: The Large Cap Growth, Active Bond, Emerging Markets Equity, International Equity Index, International Equity, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value CORE, Small/Mid Cap Growth, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Funds may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Funds as unrealized gains or losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     When the contracts are closed, the Fund recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At December 31, 2000, open positions in financial futures contracts were as follows:


International Equity Index                                                       Face Amount       Unrealized
Purchased                                                Expiration Date          at Value         Gain (Loss)
---------                                                ---------------          --------         -----------
18 contracts CAC-40 10 Euro Index Futures                   March 2001            $ 1,014            $   22
6 contracts DAX Index Futures                               March 2001                916               (42)
13 contracts FTSE 100 Index Futures                         March 2001              1,205               (36)
20 contracts Nikkei 225 Index Futures                       March 2001              1,373              (114)
                                                                                  -------            ------
                                                                                  $ 4,508            $ (170)
                                                                                  =======            ======
International Equity
Purchased
---------
9 contracts DJ Euro STOXX 50 Index Futures                  March 2001            $   407            $  (19)
2 contracts FTSE 100 Index Futures                          March 2001                185                (4)
                                                                                  -------            ------
                                                                                  $   592            $  (23)
                                                                                  =======            ======
Small Mid/Cap CORE
Purchased
---------
3 contracts Russell 2000 Index Futures                      March 2001            $   733            $   32
                                                                                  =======            ======
Managed Fund
Purchased
---------
219 contracts Germany 10 Year Treasury Bonds                March 2001            $22,302            $  400
   Futures
13 contracts Japan 10 Year Treasury Bonds Futures           March 2001             15,340                (9)
17 contracts United Kingdom Treasury Bonds Futures          March 2001              2,935                 4
430 contracts U.S. 10 Year Treasury Note Futures            March 2001             45,090             1,250
                                                                                  -------            ------
                                                                                  $85,667            $1,645
                                                                                  =======            ======
Equity Index
Purchased
---------
53 contracts S&P 500 Index Futures                          March 2001            $17,689            $ (573)
                                                                                  =======            ======

     At December 31, 2000, the International Equity and Small/Mid Cap CORE Funds had deposited $89 and $120, respectively, in segregated accounts to cover margin requirements on open financial futures contracts.

     Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Funds' securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     Currency Translation: For Funds that trade in international securities: all assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received.

     Dividends: A dividend of its net investment income is declared and distributed daily by the Money Market Fund. Dividends of net investment income are declared and distributed monthly by all other Funds. Each Fund distributes all of its net realized capital gains annually, at the end of its fiscal year.

     Federal Income Taxes: Each of the Funds of the Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2000, the Trust had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: Small Cap Growth had $8,256, which expires in 2008; Money Market had $14 and $78, which expire in 2007 and 2008, respectively; Bond Index had $158 and $557, which expire in 2007 and 2008, respectively; Short-Term Bond had $131, $1,304 and $679, which expire in 2006, 2007 and 2008, respectively; High Yield Bond had $276 and $513, which expire in 2007 and 2008, respectively; and Global Bond had $1,204 and $1,947, which expire in 2007 and 2008, respectively.



NOTE C -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Expenses: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated on the basis of relative net assets.

On February 16, 2000, September 28, 2000 and October 20, 2000, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

         For the Large Cap Growth Fund, 0.40% on an annual basis of the first $500,000 of the net assets of the Fund; 0.35% for net assets between $500,000 and $1,000,000; and 0.30% for net assets in excess of $1,000,000;
         For the Fundamental Growth Fund, 0.90% on an annual basis of the first $250,000 of the Fund's net assets; and 0.85% for net assets in excess of $250,000;
         For the Aggressive Balanced Fund, 0.675% on an annual basis of the first $250,000 of the Fund's net assets; 0.625% for net assets between $250,000 and $500,000; and 0.60% for net assets in excess of $500,000;
         For the Active Bond Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000;
     0.58% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;
         For the CORE Bond Fund, 0.70% on an annual basis of the first $25,000 of the Fund's net assets; 0.65% for net assets between $25,000 and $50,000; 0.60% for net assets between $50,000 and $150,000; and 0.55% for the net assets in excess of $150,000;
         For the Emerging Markets Equity Fund, 1.30% on an annual basis of the first $10,000 of the Fund's net assets; 1.20% for net assets between $10,000 and $150,000; and 1.10% for net assets in excess of $150,000;

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NOTES TO FINANCIAL STATEMENTS--Continued
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

       For the International Equity Index Fund, 0.18% on an annual basis of the first $100,000 of the Fund's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;
       For the International Equity Fund, 1.00% on an annual basis of the first $50,000 of the Fund's net assets; 0.95% for net assets between $50,000 and $200,000; and 0.90% for net assets in excess of $200,000;
       For the Small Cap Growth Fund, 0.75% on an annual basis of its net assets;
       For the Global Balanced Fund, 1.05% on an annual basis of the first $150,000 of the Fund's net assets; 0.95% for net assets between $150,000 and $300,000; 0.80% for net assets between $300,000 and $ 500,000; and 0.75% for net assets in excess of $500,000;
       For the Mid Cap Growth Fund, 0.85% on an annual basis of the first $100,000 of the Fund's net assets; and 0.80% on an annual basis for net assets in excess of $100,000;
       For the Mid Cap Blend Fund, 0.75% on an annual basis of the first $250,000 of the net assets of each Fund; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;
       For the Large Cap Value Fund, 0.75% on an annual basis of the first $100,000 of the Fund's net assets; 0.70% for net assets between $100,000 and $250,000; and 0.65% for net assets in excess of $250,000;
       For the Large Cap Value CORE Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;
       For the American Leaders Large Cap Value Fund, 0.80% on an annual basis of the first $50,000 of the net assets of the Fund; 0.65% for net assets between $50,000 and $250,000; 0.60% for net assets between $250,000 and $500,000; and
0.55% for net assets in excess of $500,000;
       For the Large/Mid Cap Value Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $ 100,000; and 0.65% for net assets in excess of $100,000;
       For the Money Market Funds, 0.25% on an annual basis of the net assets of the Fund;
       For the Mid Cap Value Fund, 0.80% on an annual basis of the first $100,000 of the Fund's net assets; 0.775% for net assets between $100,000 and $250,000; and 0.75% for net assets between $250,000 and $500,000; 0.725% for net assets between $500,000 and $750,000; and 0.70% for all its net assets once its net assets exceed $750,000;
       For the Small/Mid Cap Growth Fund, 0.75% on an annual basis of the first $250,000 of the net assets of each Fund; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;
       For the Bond Index Fund, 0.15% on an annual basis of the first $100,000 of the Fund's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;
       For the Large Cap Aggressive Growth Fund, 1.00% on an annual basis for the first $10,000 of the Fund's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;
       For the Small/Mid Cap CORE Fund, 0.80% on an annual basis of the first $50,000 of the Fund's net assets; and 0.70% for net assets in excess of $50,000;
       For the Small/Mid Cap Value Fund, 0.95% on an annual basis for the first $100,000 of the Fund's net assets; 0.90% for net assets between $100,000 and $250,000; 0.85% for net assets in excess of $250,000.
       For the Real Estate Equity Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets, 1.00% for net assets between $50,000 and $100,000; 0.90% for net assets between $100,000 and $200,000 and 0.80% for net assets in excess of $200,000;
       For the Growth & Income Fund, 0.71% on an annual basis of the first $150,000 of the net assets of the Fund; 0.69% for net assets between $150,000 and $300,000; and 0.67% for net assets in excess of $300,000;
       For the Managed Fund, 0.74% on an annual basis of the first $500,000 of the net assets of the Fund; 0.68% for net assets between $500,000 and $1,000,000; and 0.65% for net assets in excess of $1,000,000;
       For the Short-Term Bond Fund, 0.30% on an annual basis of its net assets;

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

         For the Small Cap Equity Fund, 0.90% on an annual basis of the first $150,000 of the Fund's net assets; 0.75% for net assets between $150,000 and $300,000; 0.65% for net assets between $300,000 and $500,000, and 0.60%
     for net assets in excess of $500,000;
         For the International Opportunities Fund, 1.00% on an annual basis of the first $20,000 of the Fund's net assets; 0.85% for net assets between $20,000 and $50,000; and 0.75% for net assets in excess of $50,000;
         For the Equity Index Fund, 0.15% on an annual basis of the first $75,000 of the Fund's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;
         For the High Yield Bond Fund, 0.65% on an annual basis of the first $100,000 of the Fund's net assets; 0.60% for net assets between $100,000 and $200,000; and 0.50% for net assets in excess of $200,000;
         For the Global Bond Fund, 0.85% on an annual basis of the first $150,000 of the Fund's net assets; 0.80% for net assets between $150,000 and $300,000; 0.75% for net assets between $300,000 and 500,000; and 0.70%
     for the net assets in excess of $500,000.

     During the year ended December 31, 2000, the Investment Adviser voluntarily contributed approximately $284 to the Money Market Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values. During the year ended December 31, 1999, the Investment Adviser voluntarily contributed approximately $445 to the Emerging Markets Equity Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values.

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment Associates, Inc., with respect to the Large Cap Growth, Aggressive Balanced, Mid Cap Blend, Real Estate Equity, Growth & Income, Managed and Short-Term Bond Funds; with John Hancock Advisers, Inc., with respect to the Active Bond and Small Cap Growth Funds; with Independence International Associates, Inc., with respect to the International Equity Index Fund, each of whom is an affiliate of John Hancock, and, under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds. John Hancock maintains responsibility for the day-to-day management of the Money Market Fund. John Hancock has also entered into the Sub-Advisory Agreements with the following Sub-Advisers, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds:

Fund                                             Sub-Adviser
----                                             -----------
Fundamental Growth                    Putnam Investment Management, Inc.
Emerging Markets Equity               Morgan Stanley Investment Management, Inc.
International Equity                  Goldman Sachs Asset Management
Global Balanced                       Capital Guardian Trust Company
Mid Cap Growth                        Janus Capital Corporation
Large Cap Value                       T. Rowe Price Associates, Inc.
Large Cap Value CORE                  Goldman Sachs Asset Management
Large/Mid Cap Value                   Wellington Management Company, LLP
Mid Cap Value                         Neuberger Berman, LLC
Small/Mid Cap Growth                  Wellington Management Company, LLP
Bond Index                            Mellon Bond Associates, LLP
Large Cap Aggressive Growth           Alliance Capital Management, LLP
Small/Mid Cap CORE                    Goldman Sachs Asset Management

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

Fund                                             Sub-Adviser
----                                             -----------
Small/Mid Cap Value                 The Boston Company Asset Management, LLC
Real Estate Equity                  Morgan Stanley Investment Management, Inc.
Growth & Income                     Putnam Investment Management, Inc.
Managed                             Capital Guardian Trust Company
Small Cap Equity                    Capital Guardian Trust Company
International Opportunities         T. Rowe Price International, Inc.
Equity Index                        State Street Global Bank & Trust N.A.
High Yield Bond                     Wellington Management Company, LLP
Global Bond                         Capital Guardian Trust Company

     In the event that normal operating expenses of each Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Fund's daily net asset value, John Hancock and JHVLICO will reimburse each Fund for such excess. Accordingly, for the year ended December 31, 2000, the reimbursements paid from John
Hancock and JHVLICO were $10 to Fundamental Growth, $18 to Aggressive Balanced, $202 to Active Bond, $500 to Emerging Markets Equity, $196 to International Equity Index, $92 to International Equity, $86 to Global Balanced, $21 to Mid Cap Blend, $27 to Large Cap Value CORE, $29 to Large/Mid Cap Value, $11 to Bond Index, $11 to Large Cap Aggressive Growth, $54 to Small/Mid Cap CORE, $32 Small/Mid Cap Value, $23 to Small Cap Equity, $154 to International Opportunities, $30 to High Yield Bond and $64 to Global Bond.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, IPL and PPM-1, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for each Fund for the year ended December 31, 2000 were as follows:

Fund                                          Purchases     Sales and Maturities
----                                          ---------     --------------------
Large Cap Growth                            $  1,250,545        $  1,228,862
Fundamental Growth                               107,451              66,744
Aggressive Balanced                               31,654              23,208
Active Bond                                    1,265,780           1,276,929
CORE Bond                                         11,443               6,405
Emerging Markets Equity                           60,393              41,178
International Equity Index                        31,951              34,493
International Equity                              14,742               9,759
Small Cap Growth                                 374,852             247,034
Global Balanced                                   48,726              50,546
Mid Cap Growth                                   856,814             697,807
Mid Cap Blend                                     29,115              15,454
Large Cap Value                                   94,362              68,034
Large Cap Value CORE                              15,762               6,074
American Leaders Large Cap Value                   6,170                 743
Large/Mid Cap Value                               15,713               7,948
Mid Cap Value                                    245,227             239,321
Small/Mid Cap Growth                             182,973             192,814
Bond Index                                        15,735               1,943
Large Cap Aggressive Growth                       34,162              17,320
Small/Mid Cap CORE                                26,850              14,704
Small/Mid Cap Value                               48,496              29,457
Real Estate Equity                                34,480              34,557
Growth & Income                                3,521,406           3,934,343
Managed                                        5,113,157           5,689,315
Short-Term Bond                                   31,265              28,003
Small Cap Equity                                 144,792             135,804
International Opportunities                       95,161              35,668
Equity Index                                     278,231             171,884
High Yield Bond                                   15,419               4,992
Global Bond                                      128,638             125,815

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

         The identified cost of investments owned by each Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation at December 31, 2000, for federal income tax purposes were as follows:


                                                                                                 Net Unrealized
                                              Identified      Unrealized        Unrealized        Appreciation
Fund                                             Cost        Appreciation      Depreciation      (Depreciation)
----                                             ----        ------------      ------------      --------------
Large Cap Growth                             $ 1,130,115      $ 157,238       $ (145,172)         $     12,066
Fundamental Growth                                50,109          1,657           (8,211)               (6,554)
Aggressive Balanced                               20,345          1,593           (1,428)                  165
Active Bond                                      769,274         18,809           (7,244)               11,565
CORE Bond                                          5,100            175               (9)                  166
Emerging Markets Equity                           42,106            722          (14,268)              (13,546)
International Equity Index                       184,080         29,734          (25,365)                4,369
International Equity                              15,419            958           (1,670)                 (712)
Small Cap Growth                                 238,639         38,819          (48,754)               (9,935)
Global Balanced                                   28,039          1,513           (2,156)                 (643)
Mid Cap Growth                                   427,933         47,294         (108,275)              (60,981)
Mid Cap Blend                                     19,467          2,758           (1,498)                1,260
Large Cap Value                                  179,578         27,985          (12,161)               15,824
Large Cap Value CORE                              15,514          2,032           (1,340)                  692
American Leaders Large Cap Value                   5,413            846             (503)                  343
Large/Mid Cap Value                               13,633          2,009             (576)                1,433
Mid Cap Value                                    104,638         19,231           (1,381)               17,850
Small/Mid Cap Growth                             177,500         27,661          (25,001)                2,660
Bond Index                                        61,783          1,543             (853)                  690
Large Cap Aggressive Growth                       28,843          1,995           (5,233)               (3,238)
Small/Mid Cap CORE                                20,297          3,308           (3,047)                  261
Small/Mid Cap Value                               28,304          2,543           (2,901)                 (358)
Real Estate Equity                               131,915         23,510           (1,560)               21,950
Growth & Income                                3,120,255        520,107         (379,489)              140,618
Managed                                        2,736,969        354,480         (169,015)              185,465
Short-Term Bond                                   77,269            907             (599)                  308
Small Cap Equity                                  81,274          4,897          (18,712)              (13,815)
International Opportunities                      119,850          9,362          (13,862)               (4,500)
Equity Index                                     492,664         77,606          (63,687)               13,919
High Yield Bond                                   29,400            435           (5,829)               (5,394)
Global Bond                                       62,666          3,610             (869)                2,741

       During the year ended December 31, 2000, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2000. These permanent reclassifications are primarily attributable to differences in the treatment of foreign currency gains and losses, net operating losses and return of capital under federal tax rules versus generally accepted accounting principles. Net assets were not affected by these reclassifications.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS
     As of December 31, 2000 the International Equity Index, Managed and Global Bond Funds had open forward foreign currency contracts which contractually obligate the Funds to deliver or receive currencies at a specified date, as follows:


                                                                                 Net Unrealized
                                                                                  Appreciation
International Equity Index            Maturity Date      Cost          Value     (Depreciation)
--------------------------            -------------      ----          -----     --------------
Currency Sold
-------------
Japanese Yen                   29,900    03/08/01      $   270       $     264       $     5
Euro                               99    03/16/01           92              93            (1)
Pound Sterling                     40    03/16/01           58              59            (1)
                                                                                     -------
                                                                                     $     3
                                                                                     =======
Currency Purchased
------------------
Japanese Yen                  113,800    03/01/01      $ 1,040       $   1,005       $   (35)
Japanese Yen                   74,870    03/08/01          684             662           (22)
Euro                            1,028    03/16/01          909             968            59
Pound Sterling                    836    03/16/01        1,209           1,252            43
Euro                            1,037    03/30/01          963             978            15
                                                                                     -------
                                                                                     $    60
                                                                                     =======
Managed
Currency Sold
-------------
Australian Dollar               2,961    02/05/01      $ 1,558       $   1,648       $   (90)
Canadian Dollar                12,987    02/05/01        8,474           8,663          (189)
Euro                          110,744    02/05/01       96,464         104,171        (7,707)
Euro                           16,006    02/06/01       14,118          15,056          (938)
Greek Drachma                 932,723    02/05/01        2,385           2,575          (190)
Japanese Yen                8,635,727    02/05/01       78,722          76,007         2,715
Japanese Yen                   46,663    02/07/01          426             411            15
Pound Sterling                 10,950    02/05/01       15,559          16,386          (827)
Pound Sterling                  1,950    02/06/01        2,801           2,918          (117)
Pound Sterling                  3,920    02/07/01        5,602           5,866          (264)
Danish Krone                   27,752    02/05/01        3,238           3,499          (261)
Swedish Krona                  28,605    02/05/01        2,862           3,038          (176)
Swiss Franc                    24,285    02/06/01       14,232          15,034          (802)
                                                                                     -------
                                                                                     $(8,831)
                                                                                     =======

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

Managed - continued


                                                                                   Net Unrealized
                                                                                    Appreciation
Currency Purchased                    Maturity Date       Cost          Value      (Depreciation)
------------------                    -------------       ----          -----      --------------
Australian Dollar                 189    02/05/01       $    103       $    105       $     2
Danish Krone                    1,862    02/05/01            223            235            12
Pound Sterling                    352    02/05/01            510            527            17
Pound Sterling                  5,709    02/06/01          8,311          8,543           232
Pound Sterling                  7,764    02/07/01         11,203         11,618           415
Euro                           23,428    02/06/01         20,892         22,039         1,147
Swiss Franc                    59,526    02/06/01         34,896         36,851         1,955
                                                                                      -------
                                                                                      $ 3,780
                                                                                      =======
Global Bond

Currency Sold
-------------
Euro                            2,000    02/12/01       $  1,718       $  1,882      $  (164)
Euro                            2,645    04/24/01          2,225          2,495         (270)
                                                                                     -------
                                                                                     $  (434)
                                                                                     =======

Currency Purchased
------------------
Euro                            2,000    02/12/01       $  1,766       $  1,882      $   116
Japanese Yen                  239,062    04/24/01          2,225          2,130          (95)
                                                                                     -------
                                                                                     $    21
                                                                                     =======

NOTE F-COMBINATION
     On December 22, 2000, the shareholders of John Hancock International Opportunities II Fund ("International Opportunities II") approved the combination between International Opportunities II and International Opportunities, Funds, providing for the transfer of substantially all of the assets and liabilities of the International Opportunities II Fund to the International Opportunities Fund in exchange solely for the trust shares of the International Opportunities Fund. The acquisition was accounted for as a tax-free exchange of 1,947 trust shares of the International Opportunities Fund for the net assets of International Opportunities II Fund, which amounted to $22,528, including $(2,878) of unrealized depreciation, after the close of business on December 29, 2000. The net assets of the International Opportunities Fund prior to the combination on December 29, 2000, were $94,169, and the aggregate net assets of the International Opportunities Fund after the combination amounted to $116,697.


NOTE G - CHANGE IN ACCOUNTING PRINCIPLE
     The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. The impact of this accounting change has not been determined but will result in a reclassification between the cost of securities and a corresponding reclassification in net unrealized appreciation/depreciation, based on securities held as of December 31, 2000.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)


               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Contractowners, Policyholders,
and Board of Trustees of
John Hancock Variable Series Trust I

        We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of John Hancock Variable Series Trust I (the Trust) (comprising, respectively, the Large Cap Growth, Active Bond (for-merly, Sovereign Bond), Emerging Markets Equity, International Equity Index, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Bond Index, Small/Mid Cap Core, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap (formerly, Small Cap Value), International Opportunities, Equity Index, High Yield Bond, Global Bond, Large Cap Aggressive Growth, Small/Mid Cap Value, Large Cap Value CORE, International Equity, Mid Cap Blend, Aggressive Balanced, Fundamental Growth (formerly, Fundamental Mid Cap growth), Large/Mid Cap Value, Core Bond and American Leaders Large Cap Value Funds) as of December 31, 2000, and the related statements of operations for the period then ended, and the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian or brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting John Hancock Variable Series Trust I at December 31, 2000, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP

Boston, Massachusetts
February 13, 2001

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

OTHER MATTERS  (UNAUDITED)

     Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust. John Hancock Variable Series Trust I solicited a vote at special meetings of Contract owners/Policyholders held on September 28, October 20, and December 22, 2000 on the following matters:


For the Large Cap Growth Fund 9/28/00:                                                     For      Against      Abstain
                                                                                           ---      -------      -------
        6.  To change the Fund's classification from "diversified" to "non-diversified".   77%        13%          10%
        8.  To modify the fundamental restrictions applicable to the Fund to permit it     77%        14%           9%
            to invest in securities that are subject to legal restrictions on resale.
       10.  To modify the fundamental restrictions applicable to the Fund to permit it     77%        14%           9%
            to invest in financial futures.

For the Fundamental Growth Fund 9/28/00:
       4A.  To approve a new Sub-Investment Management Agreement among the                 87%        8%            5%
            Trust, John Hancock, and Putnam Investment Management, Inc.
       4B.  To approve an amendment to the March 14, 1996 Investment Management            76%        19%           5%
            Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Real Estate Equity Fund 9/28/00:
       1A.  To approve a new Sub-Investment Management Agreement among the                 86%        6%            8%
            Trust, John Hancock, and Morgan Stanley Investment Management, Inc.
       1B.  To approve a new Sub-Investment Management Agreement among the                 85%        7%            8%
            Trust, John Hancock, and Independence Investment Associates, Inc.
       1C.  To approve an amendment to the April 12, 1988 Investment Management            79%        13%           8%
            Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.
        7.  To change the Fund's classification from "diversified" to "non-diversified".   84%        8%            8%
        9.  To modify the fundamental restrictions applicable to the Fund to permit it     83%        9%            8%
            to invest in securities that are subject to legal restrictions on resale.
       11.  To modify the fundamental restrictions applicable to the Fund to permit it     84%        8%            8%
            to invest in financial futures.

For the International Opportunities Fund 9/28/00:
        2.  To approve a new Sub-Investment Management Agreement among the                 94%        2%            4%
            Trust, John Hancock, and T. Rowe Price International, Inc.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)


For the International Opportunities II Fund 9/28/00:                                     For      Against      Abstain
                                                                                         ---      -------      -------
   3A.    To approve an interim Sub-Investment Management Agreement among the            81%        9%          10%
          Trust, John Hancock, and Rowe Price-Fleming International, Inc.
   3B.    To approve a new Sub-Investment Management Agreement among the                 75%       14%          11%
          Trust, John Hancock, and T. Rowe Price International, Inc., reflecting an increase in the Sub-Investment Advisory fee.
   3C.    To approve an amendment to the April 14, 1998 Investment Management            75%       15%          10%
          Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Active Bond Fund 10/20/00:
   3A.    To approve an amendment to the May 1, 1995 Sub-Investment Manage-              72%       20%          8%
          ment Agreement among the Trust, John Hancock and John Hancock Advis-
          ers, Inc., reflecting an increase in Sub-Investment Advisory fee.
   3B.    To approve an amendment to the April 12, 1988 Investment Management            72%       20%          8%
          Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Global Balanced Fund 10/20/00:
   4A.    To approve a new Sub-Investment Management Agreement among the                 88%        6%          6%
          Trust, John Hancock, and Capital Guardian Trust Company.
   4B.    To approve an amendment to the March 14, 1996 Investment Management            74%       20%          6%
          Agreement between the Trust and John Hancock, reflecting and increase in the Investment Advisory fee.

For Growth & Income Fund 10/20/00:
   2A.    To approve a new Sub-Investment Management Agreement among the                 83%       10%          7%
          Trust, John Hancock, and Putnam Investment Management, Inc.
    B.    To approve a new Sub-Investment Management Agreement among the                 82%       11%          7%
          Trust, John Hancock, and Independence Investment Associates, Inc.
    C.    To approve an amendment to the April 12, 1988 Investment Management            75%       18%          7%
          Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.
   2D.    To change the Fund's classification from "diversified" to "non-diversified."   79%       13%          8%
   2E.    To modify the fundamental restrictions applicable to the Fund to permit it     79%       14%          7%
          to invest in securities that are subject to legal restrictions on resale.
   2F.    To modify the fundamental restrictions applicable to the Fund to permit it     80%       13%          7%
          to invest in financial futures.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)


                                                                                         For      Against      Abstain
                                                                                         ---      -------      -------
For the Managed Fund 10/20/00:
    1A.    To approve a new Sub-investment Management Agreement among the                84%         9%          7%
           Trust, John Hancock, and Capital Guardian Trust Company.
     B.    To approve a new Sub-Investment Management Agreement among the                84%         9%          7%
           Trust, John Hancock, and Independence Investment Associates, Inc.
     C.    To approve an amendment to the April 12, 1988 Investment Management           76%        16%          8%
           Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.
    1D.    To change the Fund's classification from "diversified" to                     80%        11%          9%
           "non-diversified".

For the Small Cap Equity Fund 10/20/00:
    4A.    To approve a new Sub-Investment Management Agreement among the                82%        12%          6%
           Trust, John Hancock, and Capital Guardian Trust Company.
    4B.    To approve an amendment to the March 14, 1996 Investment Management           68%        27%          5%
           Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Global Bond Fund 10/20/00:
    4A.    To approve a new Sub-Investment Management Agreement among the                86%         8%          6%
           Trust, John Hancock, and Capital Guardian Trust Company.
    4B.    To approve an amendment to the March 14, 1996 Investment Management           79%        15%          6%
           Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

International Opportunities Fund II 12/22/00:
To approve combining the International Opportunities Fund II with the Interna-           93%         1%          6%
tional Opportunities Fund.

                             OFFICERS AND TRUSTEES
                -----------------------------------------------
                         Michele G. Van Leer, Chairman
                  Thomas J. Lee, President and Vice Chairman
                         Karen Q. Visconti, Secretary
                      Arnold Bergman, Assistant Secretary
                          Raymond F. Skiba, Treasurer
                      Jude A. Curtis, Compliance Officer
                Maryellen Carney, Assistant Compliance Officer
                         Patrick F. Smith, Controller
                     Paula M. Pashko, Assistant Controller
                               Elizabeth G. Cook
                           Reverend Diane C. Kessler
                              Hassel H. McClellan
                              Robert F. Verdonck

                              INVESTMENT ADVISER
                         -----------------------------
                          John Hancock Life Insurance
                              John Hancock Place
                                 P.O. Box 111
                               Boston, MA 02117


                             INDEPENDENT AUDITORS
                           ----------------------
                               Ernst & Young LLP
                             200 Clarendon Street
                               Boston, MA 02116

                            SUB-INVESTMENT ADVISERS
--------------------------------------------------------------------------------

           Independence Investment Associates, Inc. and subsidiaries
                                53 State Street
                               Boston, MA 02109

                       Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                              New York, NY 10105

                   The Boston Company Asset Management, LLC
                               One Boston Place
                               Boston, MA 02108

                        Capital Guardian Trust Company
                             333 South Hope Street
                             Los Angeles, CA 90071

                    Federated Investment Management Company
                        1001 Liberty Avenue, 10th Floor
                             Pittsburgh, PA 15222

                        Goldman Sachs Asset Management
                                  32 Old Slip
                              New York, NY 10005

                                     Janus
                              100 Fillmore Street
                             Denver, CO 80206-4928

                          Mellon Bond Associates, LLP
                      One Mellon Bank Center, Suite 5400
                           Pittsburgh, PA 15258-0001

                          John Hancock Advisers Inc.
                             101 Huntington Avenue
                               Boston, MA 02199

                     Morgan Stanley Asset Management Inc.
                          1221 Avenue of the Americas
                               New York, NY 10020

                             Neuberger Berman, LLC
                               605 Third Avenue
                            New York, NY 10158-3698

                               Putnam Investments
                            One Post Office Square
                               Boston, MA 02109

                         State Street Global Advisors
                            Two International Place
                               Boston, MA 02110

                         T. Rowe Price Associate Inc.
                             100 East Pratt Street
                              Baltimore, MD 2120

                       T. Rowe Price International Inc.
                             100 East Pratt Street
                              Baltimore, MD 2120

                      Wellington Management Company, LLP
                                75 State Street
                               Boston, MA 02109

                            [LOGO OF JOHN HANCOCK]


Variable Series Trust consists of funds used as investment options for various
 John Hancock variable life annuity contracts. This report must be accompanied by the required prospectus and the most current quarterly Performance report for the contract offered. Investors are not able to invest directly in the Variable Series Trust.

     Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.

     Insurance Products are Issued by: John Hancock Life Insurance Company John Hancock Variable Life Insurance Company* (*not licensed in New York),
                               Boston, MA 02117
 Securities Products are Distributed by: John Hancock Funds, Inc., Member NASD
                  Signator Investors, Inc., Member NASD, SIPC

                                                                  [LOGO OF IMSA]

[LOGO OF JOHN HANCOCK]



                              Semiannual Report
                                  June 30, 2001

Investment Vision
                          The Variable Series     Variable Series Trust

   Insurance Products:
 .  Are NOT FDIC insured; NOT insured by the FDIC, NCUSIF, or any other federal entity;
 .  Are NOT deposits or other obligations of any bank and are NOT guaranteed by any bank; and
 . Are subject to investment risk, including the possible loss of principal investment.

[LOGO OF JOHN HANCOCK]
[LOGO OF INDEPENDENCE]
[LOGO OF ALLIANCE CAPITAL]
[LOGO OF THE BOSTON COMPANY]
[LOGO OF CAPITAL GUARDIAN TRUST COMPANY]
[LOGO OF GOLDMAN SACHS]
[LOGO OF JANUS]
[LOGO OF MELLON BOND]
[LOGO OF MORGAN STANLEY]
[LOGO OF PUTNAM INVESTMENTS]
[LOGO OF SSGA]
[LOGO OF T. ROWE PRICE]
[LOGO OF WELLINGTON MANAGEMENT]

Dear Shareholder,


Since our last report six months ago, the economic slowdown that began late last year has continued. Economic growth remains slow, unemployment is up, and corporations generally are reporting lower earnings. Through this period, the Federal Reserve has steadily decreased interest rates in response, at an unprecedented rate of change. It will take time to feel the impact of these cuts, but consumer and investor confidence has already improved.


The securities markets have begun to show signs of improvement recently, but the severe drop from a very buoyant economy a year ago to a very lackluster economic climate today has taken its toll, especially in the area of corporate profits. Profits have tended to drop sharply, leading to substantial equity losses in many sectors amid significant volatility. For the rest of 2001, we expect the economy to respond well to the Fed's rate actions. By the end of this year, we anticipate that growth will be back to 3% or more. This may seem quite modest relative to the recent past, but judged historically it is a very healthy rate. We are hopeful that the markets, and many of the Variable Series Trust portfolios, will respond positively in turn.


With a backdrop of bumps and bruises in the markets, and cautious optimism for the near future, the importance of portfolio diversification once again comes to the fore. A quick review of first-half results shows that virtually all equity market measures were down, including blue chip companies, the high-tech sector, and most overseas markets. The single bright spot in the equity markets was domestic small companies, which overall showed a modest positive return. Fixed income securities benefited from the Fed's interest rate actions, and showed positive returns as well. As a result, while it may have been difficult to avoid erosion in the value of your portfolio during the first half of this year, diversification across the range of available asset classes may have eased some of the pain. We continue to encourage you to work with an investment professional or other resources to achieve an appropriate level of diversification.


Finally, you may have noticed a new face on this page. After 25 years of loyal service to John Hancock, and seven years serving the Variable Series Trust, Tom Lee has decided to leave the company to pursue a new career in education. We are fortunate to be able to call upon the talents of Kathleen Driscoll, who has a rich background in marketing and distribution, as she assumes the responsibilities of President and Vice Chairman of the Variable Series Trust.


As always, we thank you for being a John Hancock variable life and/or variable annuity policyholder. We continue to work hard to earn your confidence and trust.

[PHOTO OF MICHELE G. VAN LEER]
Chairman

[PHOTO OF KATHLEEN F. DRISCOLL]
President and Vice Chairman


Sincerely,

/s/ Michele G. Van Leer

Michele G. Van Leer
Chairman

/s/ Kathleen F. Driscoll

Kathleen F. Driscoll
President and Vice Chairman

 Economic Overview
 John Hancock Economic Research



The slowdown that hit the US economy towards the end of 2000 continued through the first half of 2001. Real economic growth has now been around an anemic 1% pace since last fall. At this growth rate, we experience rising unemployment, sharp cutbacks in corporate spending, profit shortfalls and bond defaults. And although the overall economy is still expanding, the manufacturing sector is suffering its own recession, in particular the formerly high-flying technology and telecommunications industries.

The Federal Reserve reacted to the slowdown with the most rapid series of interest rate cuts in recent history, reducing the Federal Funds rate by 2.75 points between January and June. The impact of these rate cuts takes 6-12 months to filter through the economy, but they have already helped to bolster the confidence of both consumers and investors, and kept mortgage rates low enough to sustain the all-important housing sector.

Still a soft landing, despite some bumpy moments

A slowdown without a recession is by definition a "soft landing," and is a testament to the judgement and luck of policy-makers. Nonetheless, the speed of the slowdown, from over a 5% growth rate a year ago, has caused as much pain as some past recessions. Profits dropped sharply, leading to substantial equity losses and heightened market volatility.

The severity of the reversal for technology sectors has led some commentators to argue that this cycle is more serious than the headline statistics suggest. But while overcapacity in certain industries (especially telecommunications) may lead to a brutal shake-out, the consequences for the wider economy should not be overwhelming. The entire manufacturing sector is only about 15% of US employment and about 20% of GDP, and most of that is not high-tech. Some companies and their employees are suffering, but the main result of excess capacity for the economy may be cheap bandwidth and improved technology services.

Recovery just around the corner

The impact of the Fed's monetary easing should be felt over the next 6 months. We expect lower rates to stimulate housing, auto sales, and other interest-sensitive consumer purchases. As companies experience rising demand and work off unwanted inventories, they will re-start postponed capital spending projects. By the end of this year we anticipate that growth will be back to 3% or more. This may feel unexciting by the standards of a year or two ago, but in a longer perspective it is a very healthy rate.

There are, of course, risks:

 . Energy prices and electricity supply represent a potential problem for consumers and businesses.

 . The US trade deficit leaves the dollar vulnerable to a crisis of confidence, in which rising import prices inhibit the Fed's ability to lower interest rates.

 . Home-growth inflation pressures might also derail the recovery of business investment and productivity growth.

 . Finally, in a long-term perspective, today's high stock market valuations may still be out of line with economic fundamentals.

Overall, however, we look forward to a pace of growth for the economy and corporate profits that will be slower than we got used to in recent years, but which is still better than what we have experienced for most of the past three decades.

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment LLC                                   Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


 The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 II LLC selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.
 As of June 30, 2001, II LLC managed approximately 80.10% and Putnam managed approximately 19.90% of the Fund's assets. For the first half of 2001, the Fund performed -9.13%, just below the overall benchmark's performance of - 6.69%.

Independence Investment LLC
 In the second quarter, the S&P 500 Index had its strongest quarterly performance period since the fourth quarter of 1999, returning 5.85%. This portion of your portfolio performed very well for the quarter, returning 7.28% net; outperforming the S&P 500 Index by 143 basis points. All of the outperformance of the Fund relative to the benchmark was from specific stock selection. The sectors that added the most value this quarter were Retail and Utilities. Conversely, Financial Services and Healthcare were the largest detractors from performance.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We believe investors must be patient, waiting to see tangible signs of the economic recovery over the remainder of the year. We continue to be overweight retailers, as we believe the consumer will once again lead us on the road to recovery. We also own significant positions in semiconductor companies. We believe their shares are attractively priced and they will quickly benefit from a rebound in technology spending. Finally, many software and data service companies are attractive because their businesses should prove to be more predictable in this period of uncertain order patterns in the technology industry.


Putnam Investments
 Weak performance in the first quarter of the year dragged down the positive results achieved later in the period. In the first quarter of 2001, the Fund underperformed the index as strong relative stock performance in consumer staples (Anheuser Busch, Clear Channel, and Echostar), coupled with underweighting the lagging technology sector, was offset by weak stock performance in both technology (Applied Micro Circuits, PMC-Sierra, Brocade Communications, Juniper Networks, Agile Software, Siebel Systems) and health care (Applera-Applied Biosystems, Genentech).
 In the second quarter, the Fund outperformed the benchmark due to strong stock selection in consumer staples (AOL Time Warner, Inc.) and overweighting the robust conglomerates sector (Tyco International); which more than offset an underweight position in the rallying technology sector.
 We believe that the current environment of economic uncertainty will continue to pressure rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on growth companies with a proven track record of growing profits even during unsettled economic times.
 Going forward, we are overweighting technology (software and communications equipment) and consumer cyclicals (general merchandise retail and specialty retail). While underweighting the health-care and energy sectors, within those areas we will focus on pharmaceuticals, biotechnology, and specialty pharmaceuticals, and oil services, respectively.

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment LLC                                   Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


                                   [GRAPH]

                          Growth & Income
              Date             Fund             S&P 500(R) Index
              ----             ----             ----------------
            7/1/1991          10,000                  10,000
           7/31/1991          10,345                  10,468
           8/31/1991          10,567                  10,714
           9/30/1991          10,439                  10,538
          10/31/1991          10,592                  10,680
          11/30/1991          10,224                  10,248
          12/31/1991          11,181                  11,419
           1/31/1992          10,985                  11,207
           2/29/1992          11,115                  11,350
           3/31/1992          10,928                  11,128
           4/30/1992          11,275                  11,452
           5/31/1992          11,386                  11,514
           6/30/1992          11,302                  11,347
           7/31/1992          11,691                  11,804
           8/31/1992          11,460                  11,566
           9/30/1992          11,588                  11,699
          10/31/1992          11,569                  11,741
          11/30/1992          12,019                  12,136
          12/31/1992          12,175                  12,295
           1/31/1993          12,300                  12,385
           2/28/1993          12,472                  12,552
           3/31/1993          12,859                  12,822
           4/30/1993          12,516                  12,508
           5/31/1993          12,841                  12,846
           6/30/1993          12,967                  12,888
           7/31/1993          12,896                  12,828
           8/31/1993          13,416                  13,316
           9/30/1993          13,440                  13,218
          10/31/1993          13,669                  13,486
          11/30/1993          13,548                  13,359
          12/31/1993          13,798                  13,524
           1/31/1994          14,208                  13,977
           2/28/1994          13,794                  13,599
           3/31/1994          13,260                  13,008
           4/30/1994          13,490                  13,177
           5/31/1994          13,541                  13,392
           6/30/1994          13,296                  13,061
           7/31/1994          13,655                  13,493
           8/31/1994          14,164                  14,042
           9/30/1994          13,745                  13,704
          10/31/1994          13,965                  14,018
          11/30/1994          13,501                  13,503
          12/31/1994          13,722                  13,700
           1/31/1995          14,005                  14,057
           2/28/1995          14,557                  14,602
           3/31/1995          14,879                  15,034
           4/30/1995          15,313                  15,472
           5/31/1995          15,822                  16,083
           6/30/1995          16,182                  16,461
           7/31/1995          16,698                  17,009
           8/31/1995          16,808                  17,055
           9/30/1995          17,537                  17,769
          10/31/1995          17,422                  17,707
          11/30/1995          18,156                  18,486
          12/31/1995          18,416                  18,828
           1/31/1996          18,906                  19,476
           2/29/1996          19,150                  19,663
           3/31/1996          19,395                  19,852
           4/30/1996          19,614                  20,144
           5/31/1996          20,068                  20,663
           6/30/1996          20,177                  20,748
           7/31/1996          19,224                  19,825
           8/31/1996          19,682                  20,245
           9/30/1996          20,596                  21,383
          10/31/1996          21,100                  21,969
          11/30/1996          22,504                  23,636
          12/31/1996          22,117                  23,173
           1/31/1997          23,255                  24,612
           2/28/1997          23,383                  24,811
           3/31/1997          22,472                  23,779
           4/30/1997          23,561                  25,199
           5/31/1997          24,839                  26,746
           6/30/1997          25,818                  27,939
           7/31/1997          28,125                  30,157
           8/31/1997          26,701                  28,480
           9/30/1997          28,254                  30,041
          10/31/1997          27,191                  29,038
          11/30/1997          28,214                  30,382
          12/31/1997          28,717                  30,905
           1/31/1998          29,027                  31,248
           2/28/1998          31,396                  33,501
           3/31/1998          33,152                  35,216
           4/30/1998          33,244                  35,572
           5/31/1998          32,881                  34,960
           6/30/1998          34,276                  36,379
           7/31/1998          33,876                  35,994
           8/31/1998          28,675                  30,789
           9/30/1998          30,147                  32,762
          10/31/1998          32,834                  35,426
          11/30/1998          34,799                  37,573
          12/31/1998          37,402                  39,737
           1/31/1999          38,657                  41,398
           2/28/1999          37,457                  40,111
           3/31/1999          38,566                  41,715
           4/30/1999          40,191                  43,329
           5/31/1999          39,019                  42,307
           6/30/1999          41,709                  44,655
           7/31/1999          40,282                  43,262
           8/31/1999          39,805                  43,045
           9/30/1999          38,707                  41,866
          10/31/1999          40,971                  44,516
          11/30/1999          41,446                  45,420
          12/31/1999          43,471                  48,095
           1/31/2000          40,822                  45,680
           2/29/2000          39,797                  44,817
           3/31/2000          44,251                  49,200
           4/30/2000          43,169                  47,719
           5/31/2000          42,600                  46,741
           6/30/2000          43,282                  47,891
           7/31/2000          42,755                  47,144
           8/31/2000          45,401                  50,071
           9/30/2000          42,657                  47,428
          10/31/2000          42,761                  47,228
          11/30/2000          37,930                  43,507
          12/31/2000          37,775                  43,720
           1/31/2001          38,943                  45,272
           2/28/2001          34,857                  41,143
           3/31/2001          31,997                  38,539
           4/30/2001          35,072                  41,533
           5/31/2001          35,137                  41,812
           6/30/2001          34,325                  40,796

Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                                      % of           six months ago
                                   investments      % of investments
General Electric Co.                  6.0%                6.8%
Microsoft Corp.                       4.8%                8.1%
Pfizer, Inc.                          4.0%                1.0%
AOL Time Warner, Inc.                 3.1%                N/A
Citigroup, Inc.                       3.0%                4.7%
Exxon Mobil Corp.                     2.7%                1.6%
Wal-Mart Stores, Inc.                 2.4%                1.8%
Intel Corp.                           2.2%                3.6%
Johnson & Johnson                     1.9%                1.3%
Verizon Communications                1.9%                N/A
Average Annual Total Returns*
-------------------------------------------------------------------------------
-
                       Growth & Income      S&P 500      MorningStar
                           Fund            Index(1)      Peer Group+
YTD**                     -9.13%            -6.69%         -8.13%
1 Year                   -20.69            -14.82         -15.74
3 Years                    0.05              3.89           3.24
5 Years                   11.21             14.48          12.82
10 Years                  13.13             15.10          13.83

Top Ten Sectors (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                          % of                                     % of
                       investments                              investments
Technology                25.3%      Consumer Cyclical             7.3%
Health Care               13.5%      Energy                        6.1%
Financial                 13.4%      Utility                       5.3%
Capital Equipment         11.2%      Consumer Staple               5.1%
Retail                     8.3%      Basic Material                3.0%

   (1) "Standard & Poor's 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment category.

                                                        Inception: May 1, 1996

 Equity Index Fund
 SSgA Funds Management, Inc.                                   Management Team

 The S&P 500 gained 5.85% in the second quarter, partially offsetting the losses from the first quarter of the year. The index is still down 6.69% for the first half of 2001. Information Technology jumped 12.44% in the second quarter, but is still down over 16% year to date. This gives the sector the odd titles of best performer in the second quarter, and worst performer in the first half. Utilities was the worst performing sector in the quarter, falling 5.70%.
 In the first half of the year there were some bright lights. Consumer Discretionary stocks rose 8.82% and Materials rose 4.51%. The remaining sectors all posted losses. There were 7 stocks that doubled in the first half, led by JC Penney (147%), Compuware (124%), Kmart (116%) and Best Buy (115%.) Of particular interest, Microsoft rose 68% in the first half, adding 1.3% to the index return.(/3/)
 On the downside 15 stocks lost more than half of their value, led by Network Appliances (-79%) Palm (-79%) and Applied MicroCircuits (-77%.)(/3/)
 The Equity Index Fund attempts to track the performance of the S&P 500 Index by fully replicating the index. The fund attempts to match the index holdings and weights for each security in order to provide returns close to the index return.



                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

        Date              Equity Index Fund         S&P 500* Index
        ----              -----------------         --------------
      5/1/1996                  10,000                  10,000
     5/31/1996                  10,210                  10,258
     6/30/1996                  10,231                  10,300
     7/31/1996                   9,825                   9,842
     8/31/1996                   9,971                  10,050
     9/30/1996                  10,509                  10,615
    10/31/1996                  10,787                  10,906
    11/30/2001                  11,561                  11,734
    12/31/1996                  11,423                  11,504
     1/31/1997                  12,133                  12,218
     2/28/1997                  12,221                  12,317
     3/31/1997                  11,736                  11,805
     4/30/1997                  12,409                  12,510
     5/31/1997                  13,119                  13,278
     6/30/1997                  13,727                  13,870
     7/31/1997                  14,821                  14,971
     8/31/1997                  13,993                  14,139
     9/30/1997                  14,756                  14,913
    10/31/1997                  14,267                  14,415
    11/30/1997                  14,887                  15,083
    12/31/1997                  15,169                  15,342
     1/31/1998                  15,336                  15,513
     2/28/1998                  16,441                  16,631
     3/31/1998                  17,280                  17,482
     4/30/1998                  17,455                  17,659
     5/31/1998                  17,151                  17,355
     6/30/1998                  17,850                  18,060
     7/31/1998                  17,664                  17,868
     8/31/1998                  15,096                  15,285
     9/30/1998                  16,067                  16,264
    10/31/1998                  17,369                  17,587
    11/30/1998                  18,419                  18,653
    12/31/1998                  19,484                  19,727
     1/31/1999                  20,296                  20,551
     2/28/1999                  19,669                  19,912
     3/31/1999                  20,464                  20,709
     4/30/1999                  21,252                  21,510
     5/31/1999                  20,743                  21,003
     6/30/1999                  21,904                  22,168
     7/31/1999                  21,220                  21,477
     8/31/1999                  21,115                  21,369
     9/30/1999                  20,541                  20,784
    10/31/1999                  21,834                  22,099
    11/30/1999                  22,275                  22,548
    12/31/1999                  23,593                  23,876
     1/31/2000                  22,400                  22,677
     2/29/2000                  21,978                  22,249
     3/31/2000                  24,120                  24,425
     4/30/2000                  23,394                  23,690
     5/31/2000                  22,910                  23,204
     6/30/2000                  23,475                  23,775
     7/31/2000                  23,108                  23,404
     8/31/2000                  24,546                  24,857
     9/30/2000                  23,245                  23,545
    10/31/2000                  23,146                  23,446
    11/30/2000                  21,326                  21,598
    12/31/2000                  21,434                  21,704
     1/31/2001                  22,191                  22,475
     2/28/2001                  20,164                  20,425
     3/31/2001                  18,884                  19,132
     4/30/2001                  20,350                  20,619
     5/31/2001                  20,490                  20,757
     6/30/2001                  19,990                  20,252
Top Ten holdings (as of June 30, 2001)
------------------------------------------------------------------------------
-
                                                  % of         six months ago
                                              investments     % of investments
General Electric Co.                              4.4%                3.4%
Microsoft Corp.                                   3.6%                4.0%
Exxon Mobil Corp.                                 2.7%                1.9%
Citigroup, Inc.                                   2.4%                1.3%
Pfizer, Inc.                                      2.3%                0.8%
AOL Time Warner, Inc.                             2.1%                N/A
Wal-Mart Stores, Inc.                             2.0%                2.1%
American International Group, Inc.                1.8%                1.1%
Intel Corp.                                       1.8%                1.8%
International Business Machines Corp.             1.8%                1.3%
Average Annual Total Returns*
------------------------------------------------------------------------------
-
                                   Equity Index     S&P 500         MorningStar
                                      Fund(1)       Index(2)        Peer Group+
                                   ------------    ----------       ----------
-
YTD**                                  -6.74%        -6.69%           -8.13%
1 Year                                -14.85        -14.82           -15.74
3 Years                                 3.85          3.89             3.24
5 Years                                14.33         14.48            12.82
Since Inception (5/1/96)               14.35         14.64             N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
Technology                  21.0%          Energy                       7.1%
Financial                   17.5%          Utility                      6.9%
Health Care                 12.1%          Retail                       6.4%
Capital Equipment           10.2%          Consumer Staple              6.3%
Consumer Cyclical            7.6%          Basic Material               3.0%

   (1) Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.
   (2) "Standard & Poor's 500" is a trademark of McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.
   (3) Source: Morgan Stanley Dean Witter.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment category.

                                                        Inception: May 1, 1996

 Large Cap Value Fund
 T. Rowe Price Associates, Inc.                                Brian C. Rogers

 The fund posted a respectable gain of 2.34% in a difficult environment during the first half of the year. Results for the six months and year were well ahead of the Russell 1000 Value Index which ended in negative territory for the half.
 We were pleased by the resiliency of a number of our holdings, including Bank of America, American General, Microsoft, Fortune Brands, Toys "R' Us, and H&R Block, all of which were prominent on a long list of positive contributors to fund performance. On the negative side of the ledger, Honeywell International and Rockwell International turned in disappointing results.
 We made a number of sizable purchases in the first half of the year. Schering-Plough, McDonald's, Bristol-Myers Squibb, Texas Instruments, and Corning were all companies trading anywhere from 25% to 75% below their 12-month highs and, in our opinion, provided attractive investment opportunities. Accordingly, we either initiated positions in them or enhanced our existing holdings.
 Our transactions in GE and Honeywell International deserve special commentary. Most of our buying in Honeywell occurred in late June when the company's proposed acquisition by GE was coming unglued due to concerns raised by European regulators. After Honeywell stock declined to an unrealistically low price level, in our view, we believed it represented a favorable combination of strong upside potential and little downside risk. Regarding GE, we normally do not buy and sell a security in such a short period. However, the stock sold off sharply in the first three months of the year, at which point we initiated a position in it. Subsequently, GE appreciated fairly quickly, and we decided to eliminate it from the portfolio.
 In terms of other sales during the half, we eliminated or reduced positions in several companies after their stocks appreciated in value--with the notable exception of BMC Software. As we've stated before, we generally recycle out of holdings that have increased in price to the point where the appeal of their relative valuations is less compelling, and then reinvest the proceeds in more undervalued opportunities.
 While the economic and earnings news has been sluggish, the Federal Reserve's aggressive program of cutting short-term interest rates, combined with some boost from the administration's tax cut, auger well for improved economic and earnings performance toward the end of the year or early 2002. While a rebound is difficult to forecast with a high degree of certainty, we believe the backdrop for stocks will improve over the intermediate term. In our view, there are many appealing opportunities for investors with a reasonable time horizon, and we will continue to seek them out in the months ahead.

                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 5/1/96
(Fund Inception Date)
                               Russel 1000           Large Cap
             Date              Value Index           Value Fund
             ----              -----------           ----------
           5/1/1996              10,000                10,000
          5/31/1996              10,125                10,190
          6/30/1996              10,133                10,255
          7/31/1996               9,750                 9,977
          8/31/1996              10,029                10,186
          9/30/1996              10,428                10,618
         10/31/1996              10,832                10,860
         11/30/1996              11,617                11,451
         12/31/1996              11,468                11,391
          1/31/1997              12,024                11,699
          2/28/1997              12,201                11,979
          3/31/1997              11,762                11,724
          4/30/1997              12,256                12,016
          5/31/1997              12,941                12,582
          6/30/1997              13,496                13,059
          7/31/1997              14,511                13,805
          8/31/1997              13,995                13,447
          9/30/1997              14,840                14,081
         10/31/1997              14,426                13,703
         11/30/1997              15,063                14,220
         12/31/1997              15,503                14,644
          1/31/1998              15,283                14,539
          2/28/1998              16,312                15,250
          3/31/1998              17,310                15,954
          4/30/1998              17,426                15,869
          5/31/1998              17,168                15,598
          6/30/1998              17,388                15,561
          7/31/1998              17,082                15,107
          8/31/1998              14,540                13,634
          9/30/1998              15,375                14,373
         10/31/1998              16,566                15,261
         11/30/1998              17,338                15,884
         12/31/1998              17,928                15,999
          1/31/1999              18,071                15,600
          2/28/1999              17,816                15,470
          3/31/1999              18,185                15,889
          4/30/1999              19,883                17,601
          5/31/1999              19,665                17,469
          6/30/1999              20,235                17,932
          7/31/1999              19,642                17,538
          8/31/1999              18,913                17,003
          9/30/1999              18,251                16,394
         10/31/1999              19,303                16,974
         11/30/1999              19,152                16,678
         12/31/1999              19,244                16,524
          1/31/2000              18,617                15,752
          2/29/2000              17,234                14,461
          3/31/2000              19,336                16,067
          4/30/2000              19,112                16,209
          5/31/2000              19,312                16,987
          6/30/2000              18,430                16,141
          7/31/2000              18,660                16,308
          8/31/2000              19,698                17,100
          9/30/2000              19,879                17,218
         10/31/2000              20,368                18,044
         11/30/2000              19,612                17,845
         12/31/2000              20,595                18,667
          1/31/2001              20,675                18,863
          2/28/2001              20,100                18,597
          3/31/2001              19,391                18,092
          4/30/2001              20,341                18,861
          5/31/2001              20,799                19,494
          6/30/2001              20,337                19,104

Top Ten Holdings (as of June 20, 2001)
------------------------------------------------------------------------------
--
                                                       six months ago
                                     % of                  % of
                                 investments            investments

Exxon Mobil Corp.                    2.6%                   2.4%
Mellon Financial Corp.               2.3%                   1.2%
Lockheed Martin Corp.                1.9%                   0.8%
BP Amoco plc                         1.9%                   1.3%
Union Pacific Corp.                  1.9%                   0.7%
American Home Products Corp.         1.7%                   1.2%
Verizon Communications               1.7%                   N/A
Texaco, Inc.                         1.6%                   0.9%
Federal National Mortgage Assoc.     1.6%                   0.8%
Fleet Boston Financial Corp.         1.6%                   0.9%


Average Annual Total Returns*
------------------------------------------------------------------------------
--
                               Large Cap     Russell 1000     MorningStar
                              Value Fund     Value Index      Peer Group+
                              ----------     ------------     -----------
YTD**                            2.34%          -1.25%           -0.67%
1 Year                          18.36           10.35             8.79
3 Years                          7.08            5.36             4.84
5 Years                         13.25           14.95            12.16
Since Inception (5/1/96)        13.35           14.73             N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
--
                               % of                            % of
                            investments                    investments
Financial                      20.5%        Technology         8.6%
Energy                         12.0%        Utility            8.3%
Consumer Staple                10.4%        Basic Material     7.4%
Consumer Cyclical              10.3%        Health Care        5.5%
Captial Equipment               9.0%        Retail             3.6%
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Value investment category.

                                                    Inception: August 31, 1999

 Large Cap Value CORE/SM/ Fund
 Goldman Sachs Asset Management                             Brown/Jones/Pinter

 During the second quarter of 2001, the John Hancock VST Large Cap Value CORE Fund (the "Fund") generated a total cumulative return of 6.47%, versus the 4.88% total cumulative return of the Fund's benchmark, the Russell 1000 Value Index (the "Index").
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average.
 Of the CORE themes, Momentum recovered after a very difficult first quarter to drive positive performance in the second quarter. The theme benefited from the market's more typical patterns of behavior, following a spate of panic selling and frenzied buying that characterized the end of 2000 and beginning of 2001. Value was a positive contributor overall, its fourth positive quarter in a row. Profitability also boosted results for the second consecutive quarter, while Earnings Quality and Research were down for the period.
 The Fund's holdings in Energy and Consumer Non-cyclicals, in particular, significantly outperformed benchmark peers, while holdings in Basic Materials lagged the most. Individual stocks that had the greatest impact on the upside were overweights in Ultramar Diamond Shamrock (0.1%), Fox Entertainment Group, Inc. (0.1%) and Waste Management Inc. (0.9%). An overweight in CVS Corp. (0.4%) and an underweight in Du Pont (0.1%) were the biggest detractors.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The Russell 1000 Value Index is unmanaged and does not include any fees or expenses. CORESM is a service mark of Goldman, Sachs & Co.
Performance returns for the VST Large Cap Value CORE Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.

                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                            Large Cap Value      Russell 1000
        Date                 CORE(SM) Fund        Value Index
        ----                 -------------        -----------
      8/31/1999                 10,000              10,000
      9/30/1999                  9,710               9,650
     10/31/1999                 10,330              10,206
     11/30/1999                 10,221              10,126
     12/31/1999                 10,357              10,175
      1/31/2000                  9,965               9,843
      2/29/2000                  9,305               9,112
      3/31/2000                 10,352              10,223
      4/30/2000                 10,234              10,105
      5/31/2000                 10,314              10,211
      6/30/2000                  9,924               9,744
      7/31/2000                 10,093               9,866
      8/31/2000                 10,734              10,415
      9/30/2000                 10,783              10,510
     10/31/2000                 10,932              10,769
     11/30/2000                 10,423              10,370
     12/31/2000                 10,887              10,889
      1/31/2001                 10,868              10,931
      2/28/2001                 10,563              10,628
      3/31/2001                 10,164              10,252
      4/30/2001                 10,773              10,755
      5/31/2001                 11,028              10,997
      6/30/2001                 10,819              10,753

Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                                          % of                six months ago
                                      investments            % of investments
Exxon Mobil Corp.                         5.5%                     0.9%
Citigroup, Inc.                           4.7%                     0.6%
Verizon Communications                    3.0%                     N/A
American International Group, Inc.        2.3%                     0.3%
Procter & Gamble Co.                      2.0%                     0.1%
Federal National Mortgage Assoc.          2.0%                     0.1%
Bank of America Corp.                     2.0%                     0.4%
SBC Communications, Inc.                  1.6%                     0.4%
Johnson & Johnson                         1.6%                     0.1%
Minnesota Mining & Manufacturing Co.      1.5%                     0.1%

Average Annual Total Returns*
-------------------------------------------------------------------------------
-
                                   Large Cap        Russell 1000    MorningStar
                              Value Core/SM/ Fund   Value Index     Peer Group+
                              -------------------   ------------    -----------
YTD**                                -0.66%           -1.25%          -0.67%
1 Year                                8.97            10.35            8.79
Since Inception (8/31/99)             4.36             4.04            N/A

Top Ten Sectors (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                           % of                                 % of
                        investments                          investments
Financial                  27.8%       Consumer Cyclical        7.9%
Energy                     11.2%       Consumer Staple          7.7%
Utility                     9.8%       Capital Equipment        6.0%
Technology                  9.7%       Basic Material           3.9%
Health Care                 8.3%       Retail                   3.4%
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future."
      Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Cap Value investment style.

                                                      Inception: June 30, 2000

 Large Cap Value COREsm II (formerly American Leaders Large Cap Value Fund)
 Goldman Sachs Asset Management                             Brown/Jones/Pinter

Effective January 1, 2001 Goldman Sachs Asset Management assumed management of the Fund.
 During the second quarter of 2001, the John Hancock VST Large Cap Value CORE II Fund (the "Fund") generated a total cumulative return of 6.21%, versus the 4.88% total cumulative return of the Fund's benchmark, the Russell 1000 Value Index (the "Index").
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average.
 Of the CORE themes, Momentum recovered after a very difficult first quarter to drive positive performance in the second quarter. The theme benefited from the market's more typical patterns of behavior, following a spate of panic selling and frenzied buying that characterized the end of 2000 and beginning of 2001. Value was a positive contributor overall, its fourth positive quarter in a row. Profitability also boosted results for the second consecutive quarter, while Earnings Quality and Research were down for the period.
 The Fund's holdings in Energy and Consumer Non-cyclicals, in particular, significantly outperformed benchmark peers, while holdings in Basic Materials lagged the most. Individual stocks that had the greatest impact on the upside were overweights in Ultramar Diamond Shamrock (0.1%), Fox Entertainment Group, Inc. (0.1%) and Waste Management Inc. (0.9%). An overweight in CVS Corp. (0.4%) and an underweight in Du Pont (0.1%) were the biggest detractors.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The Russell 1000 Value Index is unmanaged and does not include any fees or expenses. CORESM is a service mark of Goldman, Sachs & Co.
Performance returns for the VST Large Cap Value CORE II Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.
(Fund investment information on next page.)

                                                      Inception: June 30, 2000

 Large Cap Value COREsm II (formerly American Leaders Large Cap Value Fund)
 Goldman Sachs Asset Management                             Brown/Jones/Pinter



                                    [GRAPH]
                            Historical Fund Return
$10,000
Investment made 6/30/00
(Fund Inception Date)

     Date         Large Cap Value Core II Fund    Russell 1000 Value Index
     ----         ----------------------------    ------------------------
  6/30/2000                  10,000                       10,000
  7/31/2000                   9,842                       10,125
  8/31/2000                  10,692                       10,688
  9/30/2000                  10,499                       10,786
 10/31/2000                  10,827                       11,052
 11/30/2000                  10,283                       10,642
 12/31/2000                  10,802                       11,175
  1/31/2001                  10,800                       11,218
  2/28/2001                  10,529                       10,906
  3/31/2001                  10,139                       10,521
  4/30/2001                  10,723                       11,037
  5/31/2001                  11,002                       11,285
  6/30/2001                  10,766                       11,035

Top Ten Holdings (as of June 30, 2001)
--------------------------------------

                                     % of       six months ago
                                 investments   % of investments

Exxon Mobil Corp.                    5.1%           1.8%
Citigroup, Inc.                      3.8%           N/A
Verizon Communications               3.0%           1.3%
Bank of America Corp.                2.3%           1.0%
Federal National Mortgage Assoc.     2.0%           N/A
Johnson & Johnson                    1.9%           N/A
American International Group, Inc.   1.9%           N/A
SBC Communications, Inc.             1.8%           N/A
Procter & Gamble Co.                 1.6%           N/A
General Motors Corp.                 1.3%           0.7%

Average Annual Total Returns*
-----------------------------

                              Large Cap Value  Russell 1000   Morning Star
                               Core II Fund    Value Index     Peer Group+
                              ---------------  ------------   ------------
YTD**                             -0.33%          -1.25%         -0.67%
1 Year                             7.66           10.35           8.79%
Since Inception (6/30/00)          7.66           10.35           N/A

Top Ten Sectors (as of June 30, 2001)
-------------------------------------

                            % of                          % of
                         investments                  investments
Financial                    27.5%     Health Care        8.4%
Energy                       11.4%     Consumer Staple    7.9%
Utility                       9.9%     Capital Equipment  6.6%
Technology                    9.4%     Governmental       3.1%
Consumer Cyclical             8.7%     Basic Material     2.8%



    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees ad operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Value investment category.

                                                     Inception: March 29, 1986

 Large Cap Growth Fund
 Independence Investment LLC                                       Mark Lapman

 In the second quarter, the S&P 500 Index had its strongest quarterly performance period since the fourth quarter of 1999, returning 5.85%. Your portfolio performed very well for the quarter, returning 10.06% net, outperforming both the S&P 500 Index and the Russell 1000 Growth Index. The sectors that added the most value this quarter were Technology (Lexmark International, Intuit and Sanmina), Telecommunications (PCS Sprint and Verizon) and Consumer Non-Cyclicals (Phillip Morris). On the negative side, stock selection within Retail (Radioshack, CVS and Walgreen) and Health Care (Applera and Waters Corp.) trailed the benchmark.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We believe investors must be patient, waiting to see tangible signs of the economic recovery over the remainder of the year. We continue to be overweight retailers, as we believe the consumer will once again lead us on the road to recovery. We also own significant positions in semiconductor companies. We believe their shares are attractively priced and they will quickly benefit from a rebound in technology spending. Finally, many software and data service companies are attractive because their businesses should prove to be more predictable in this period of uncertain order patterns in the technology industry.

                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
                                                    Large Cap Growth
       Date             Large Cap Growth Fund         Benchmark (1)
       ----             ---------------------         -------------
     7/1/1991                  10,000                    10,000
    7/31/1991                  10,323                    10,468
    8/31/1991                  10,532                    10,714
    9/30/1991                  10,356                    10,538
   10/31/1991                  10,405                    10,680
   11/30/1991                  10,041                    10,248
   12/31/1991                  10,928                    11,419
    1/31/1992                  10,761                    11,207
    2/29/1992                  10,882                    11,350
    3/31/1992                  10,688                    11,128
    4/30/1992                  11,025                    11,452
    5/31/1992                  11,152                    11,514
    6/30/1992                  11,063                    11,347
    7/31/1992                  11,459                    11,804
    8/31/1992                  11,245                    11,566
    9/30/1992                  11,356                    11,699
   10/31/1992                  11,370                    11,741
   11/30/1992                  11,792                    12,136
   12/31/1992                  12,014                    12,295
    1/31/1993                  12,127                    12,385
    2/28/1993                  12,348                    12,552
    3/31/1993                  12,723                    12,822
    4/30/1993                  12,264                    12,508
    5/31/1993                  12,631                    12,846
    6/30/1993                  12,816                    12,888
    7/31/1993                  12,717                    12,828
    8/31/1993                  13,268                    13,316
    9/30/1993                  13,434                    13,218
   10/31/1993                  13,636                    13,486
   11/30/1993                  13,487                    13,359
   12/31/1993                  13,672                    13,524
    1/31/1994                  14,088                    13,977
    2/28/1994                  13,651                    13,599
    3/31/1994                  13,209                    13,008
    4/30/1994                  13,469                    13,177
    5/31/1994                  13,426                    13,392
    6/30/1994                  13,224                    13,061
    7/31/1994                  13,555                    13,493
    8/31/1994                  14,029                    14,042
    9/30/1994                  13,609                    13,704
   10/31/1994                  13,739                    14,018
   11/30/1994                  13,338                    13,503
   12/31/1994                  13,538                    13,700
    1/31/1995                  13,792                    14,057
    2/28/1995                  14,314                    14,602
    3/31/1995                  14,638                    15,034
    4/30/1995                  15,000                    15,472
    5/31/1995                  15,510                    16,083
    6/30/1995                  15,771                    16,461
    7/31/1995                  16,281                    17,009
    8/31/1995                  16,406                    17,055
    9/30/1995                  17,072                    17,769
   10/31/1995                  16,876                    17,707
   11/30/1995                  17,577                    18,486
   12/31/1995                  17,822                    18,828
    1/31/1996                  18,239                    19,476
    2/29/1996                  18,455                    19,663
    3/31/1996                  18,688                    19,852
    4/30/1996                  19,003                    20,144
    5/31/1996                  19,423                    20,847
    6/30/1996                  19,401                    20,876
    7/31/1996                  18,111                    19,652
    8/31/1996                  18,689                    20,160
    9/30/1996                  19,833                    21,627
   10/31/1996                  19,980                    21,757
   11/30/1996                  21,430                    23,391
   12/31/1996                  21,078                    22,932
    1/31/1997                  22,284                    24,540
    2/28/1997                  22,449                    24,373
    3/31/1997                  21,392                    23,054
    4/30/1997                  22,524                    24,585
    5/31/1997                  23,820                    26,360
    6/30/1997                  24,764                    27,415
    7/31/1997                  27,153                    29,838
    8/31/1997                  25,802                    28,093
    9/30/1997                  27,409                    29,475
   10/31/1997                  26,305                    28,384
   11/30/1997                  27,282                    29,591
   11/30/1997                  27,282                    29,591
   12/31/1997                  27,602                    29,922
    1/31/1998                  28,340                    30,817
    2/28/1998                  31,021                    33,134
    3/31/1998                  32,777                    34,456
    4/30/1998                  33,025                    34,932
    5/31/1998                  32,313                    33,940
    6/30/1998                  33,917                    36,017
    7/31/1998                  33,753                    35,779
    8/31/1998                  28,467                    30,409
    9/30/1998                  30,133                    32,744
   10/31/1998                  32,403                    35,377
   11/30/1998                  34,977                    38,069
   12/31/1998                  38,508                    41,502
    1/31/1999                  40,651                    43,939
    2/28/1999                  38,694                    41,931
    3/31/1999                  40,324                    44,140
    4/30/1999                  40,918                    44,198
    5/31/1999                  39,734                    42,841
    6/30/1999                  42,693                    45,840
    7/31/1999                  41,280                    44,382
    8/31/1999                  41,516                    45,106
    9/30/1999                  40,565                    44,158
   10/31/1999                  42,943                    47,492
   11/30/1999                  44,391                    50,057
   12/31/1999                  47,776                    55,263
    1/31/2000                  44,917                    52,671
    2/29/2000                  46,337                    55,247
    3/31/2000                  51,279                    59,202
    4/30/2000                  49,537                    56,384
    5/31/2000                  47,743                    53,542
    6/30/2000                  50,505                    57,601
    7/31/2000                  48,864                    55,199
    8/31/2000                  53,633                    60,194
    9/30/2000                  48,014                    54,500
   10/31/2000                  46,587                    51,922
   11/30/2000                  40,383                    44,269
   12/31/2000                  39,231                    42,870
    1/31/2001                  41,504                    45,832
    2/28/2001                  34,864                    38,050
    3/31/2001                  30,974                    33,910
    4/30/2001                  35,233                    38,200
    5/31/2001                  34,816                    37,638
    6/30/2001                  34,089                    36,765

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                           % of                six months ago
                                       investments            % of investments

General Electric                           8.9%                      6.7%
Microsoft Corp.                            7.0%                      9.4%
Pfizer, Inc.                               6.4%                      2.4%
AOL Time Warner, Inc.                      4.9%                      N/A
Intel Corp.                                4.4%                      6.1%
International Business Machines Corp.      3.0%                      2.7%
Home Depot, Inc.                           2.1%                      3.5%
Kohl's Corp.                               2.1%                      N/A
Merck & Co., Inc.                          1.9%                      2.5%
Johnson & Johnson                          1.8%                      2.1%

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Large Cap       Large Cap Growth     MorningStar
                         Growth Fund        Benchmark (1)      Peer Group+
                         -----------      ----------------     -----------
YTD**                      -13.11%            -14.24%            -15.20%
1 Year                     -32.50             -36.17             -30.61
3 Years                      0.17               0.69               4.84
5 Years                     11.93              11.98              12.79
10 Years                    13.05              13.91              14.65

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------

                            % of                               % of
                        investments                        investments
Technology                 37.0%        Utility                3.2%
Health Care                20.7%        Consumer Staple        2.8%
Capital Equipment          11.8%        Financial              2.7%
Retail                     10.1%        Energy                 1.6%
Consumer Cyclical           8.6%        Governmental           1.1%

   (1) The benchmark is represented by the S&P 500 for the period April 1986 to April 1996 and the Russell Large Cap Growth Index for the period May 1996 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Cap Growth investment category. Prior to May 1996 (concurrent with the Fund's strategy change), the peer group represents the Large Cap Growth investment category.

                                                    Inception: August 31, 1999

 Large Cap Aggressive Growth Fund
 Alliance Capital Management L.P.                       J. Fogarty/A. Harrison


 The Portfolio (+6.2%) underperformed the Russell 1000 Growth Index return of 8.4% due to unfavorable stock selection in the producer durables sector, specifically Nokia. The Portfolio was also negatively impacted by our position in Honeywell. The Portfolio was positively impacted by a mild overweight and favorable stock selection in the consumer discretionary sector, specifically AOL Time Warner.
 We recognize the headwind the U.S. stock market has encountered in past months is increasingly accompanied by problems overseas. We realize the possibility that U.S. economic growth may remain stagnant short-term and that any palpable evidence of a recovery may extend into later this year or early 2002. We are encouraged by the Federal Reserve's unparalleled record of steering the U.S. economy and stock market through difficult stages, but we believe that to gain sound traction may take longer than expected and may be presented in the form of a "U" rather than "V" shaped recovery. Our cautious positioning in the Portfolio, reflected by our low profile in the technology sector, gives us some comfort in the current environment. We are guarded that the second half will provide the upward thrust that so many companies are depending upon.
 Our strategy is to focus on companies with strong balance sheets and carefully select those with the soundest fundamentals, particularly in the technology sector, which we believe will emerge from this economic slump in solid financial shape. We are utilizing the extensive resources that Alliance Capital's worldwide presence has to offer and intensifying our efforts to obtain the best information about each of the companies that we invest in, including industry data that company managements may be missing. We fully appreciate that even in the "safest" sectors elements of risk may exist and will maintain our positions in individual companies in which we have the highest confidence of earnings and fundamentals.


                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)

                            Large Cap Aggressive      Russell 1000
         Date                    Growth Fund          Growth Index
         ----                 ----------------          ---------
      8/31/1999                    10,000                10,000
      9/30/1999                     9,946                 9,790
     10/31/1999                    10,810                10,529
     11/30/1999                    11,046                11,098
     12/31/1999                    12,016                12,252
      1/31/2000                    11,463                11,677
      2/29/2000                    11,567                12,248
      3/31/2000                    12,831                13,125
      4/30/2000                    12,362                12,501
      5/31/2000                    11,691                11,870
      6/30/2000                    12,283                12,770
      7/31/2000                    12,149                12,238
      8/31/2000                    12,931                13,345
      9/30/2000                    11,512                12,083
     10/31/2000                    11,115                11,511
     11/30/2000                     9,840                 9,815
     12/31/2000                     9,768                 9,504
      1/31/2000                    10,397                10,161
      2/28/2001                     8,775                 8,436
      3/31/2001                     8,022                 7,518
      4/30/2001                     8,822                 8,469
      5/31/2001                     8,857                 8,344
      6/30/2001                     8,519                 8,151

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------

                                         % of              six months ago
                                     investments          % of investments
                                     -----------          ----------------
AOL Time Warner, Inc.                    6.6%                    N/A
Pfizer, Inc.                             5.8%                    0.6%
Federal Home Loan Mortgage Corp.         4.9%                    0.6%
Citigroup, Inc.                          4.7%                    1.4%
MBNA Corp.                               4.7%                    1.1%
Microsoft Corp.                          4.3%                    2.0%
General Electric Co.                     4.2%                    0.6%
American International Group, Inc.       3.8%                    0.7%
Kohl's Corp.                             3.5%                    1.0%
Comcast Corp.                            3.5%                    N/A

Average Annual Total Returns*
------------------------------------------------------------------------------

                           Large Cap Aggressive    Russell 1000    MorningStar
                               Growth Fund         Growth Index    Peer Group+
                           --------------------    ------------    -----------
YTD**                             -12.77%             -14.24%        -15.20%
1 Year                            -30.68              -36.17         -30.61
Since Inception (8/31/99)          -8.40              -10.55           N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------

                          % of                                  % of
                      investments                            investments

Technology               17.1%         Capital Equipment        9.8%
Financial                16.8%         Governmental             6.9%
Health Care              15.5%         Energy                   5.1%
Consumer Cyclical        12.2%         Utility                  3.3%
Retail                   10.5%         Consumer Staple          2.6%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Growth investment category.

                                                    Inception: August 31, 1999

 Large/Mid Cap Value Fund
 Wellington Management Company, LLP                          D. Chu/L. Gabriel


 During the second quarter, the John Hancock Large/Mid Cap Value Fund advanced 4.1%, slightly underperforming the Fund's benchmark, the Russell 1000 Value Index, which increased by 4.9%. For the one-year period ending June 30, 2001 the Fund returned 13.66%, well ahead of its benchmark which only increased 10.35%.
 While growth outperformed value for the quarter, value was the relative winner for the one-year period ending June 30, 2001 as the Russell 1000 Value Index (10%) outperformed the Russell 1000 Growth Index (-36%).
 The Fund's top-performing sector during the quarter was the financials sector due to strong stock selection. Citigroup posted strong returns as the banking sector benefited from continued rate cuts and a steepening yield curve. Conversely, the health care and utility sectors detracted from performance. Some of the Fund's largest contributors through stock selection were Verizon, which was a strong performer in the telecommunications sector, and AT&T Liberty Media, which rebounded after a favorable tax ruling regarding AT&T's divestiture was announced.
 We anticipate improving conditions in the second half of this year, setting the stage for a stronger economy in 2002. This recovery will begin as a result of positive fiscal and monetary stimulus and will be fueled by lower than expected inflation, a stronger consumer, and rising corporate profits. In this environment our outlook for large cap value stocks remains favorable.
 As we begin the second half of the year, we will continue to combine our global industry analysts' "best ideas" from bottom-up stock selection within the large-cap value universe. Going forward, we continue to believe that broad diversification across sectors is a central tenet of the investment strategy. By closely aligning sector weights to the index, sector risk is minimized, while security selection is emphasized as the source of value added for investors.

                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

                        Large/Mid Cap     Russell 1000
       Date              Value Fund         Value Index
       ----             -------------     ---------------
     8/31/1999              10,000            10,000
     9/30/1999               9,790             9,650
    10/31/1999              10,355            10,206
    11/30/1999              10,295            10,126
    12/31/1999              10,477            10,175
     1/31/2000              10,030             9,843
     2/29/2000               9,618             9,112
     3/31/2000              10,825            10,223
     4/30/2000              10,443            10,105
     5/31/2000              10,604            10,211
     6/30/2000              10,213             9,744
     7/31/2000              10,451             9,866
     8/31/2000              11,183            10,415
     9/30/2000              11,406            10,510
    10/31/2000              11,710            10,769
    11/30/2000              11,229            10,370
    12/31/2000              11,880            10,889
     1/31/2001              11,886            10,931
     2/28/2001              11,481            10,628
     3/31/2001              11,172            10,252
     4/30/2001              11,719            10,755
     5/31/2001              11,930            10,997
     6/30/2001              11,624            10,753

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
--
                                       % of             six months ago
                                    investments        % of investments
Exxon Mobil Corp.                       5.8%                 N/A
Citigroup, Inc.                         4.7%                1.1%
JP Morgan Chase & Co.                   4.1%                 N/A
Verizon Communications                  4.1%                 N/A
Washington Mutual, Inc.                 3.6%                 N/A
Federal National Mortgage Assoc.        2.3%                0.5%
Chevron Corp.                           2.2%                0.3%
MBIA, Inc.                              2.1%                 N/A
US Bancorp                              2.1%                 N/A
Proctor & Gamble Co.                    1.8%                 N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                            Large/Mid Cap       Russell 1000       MorningStar
                              Value Fund         Value Index       Peer Group+
                            -------------      ---------------     -----------
YTD**                           -2.22%              -1.25%              2.24%
1 Year                          13.66               10.35              16.80
Since Inception (8/31/99)        8.50                4.04               N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
--
                             % of                                       & of
                          investments                                investments
Financial                    30.4%         Consumer Cyclical            6.6%
Energy                       10.6%         Health Care                  6.2%
Technology                    9.9%         Capitol Equipment            6.1%
Utility                       9.7%         Retail                       4.8%
Consumer Staple               7.1%         Basic Material               4.4%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 50% weighting of the Large Cap Value category and a 50% weighting of the Mid Cap Value category.

                                                        Inception: May 1, 1996

 Large Mid Cap Value II (formerly Mid Cap Value Fund)
 Wellington Management Company, LLP                          D. Chu/L. Gabriel


Effective January 1, 2001 Wellington Management Company, LLP assumed management of the Fund.

 During the second quarter, the John Hancock Large/Mid Cap Value Fund advanced 4.1%, slightly underperforming the Fund's benchmark, the Russell 1000 Value Index, which increased by 4.9%.
 While growth outperformed value for the quarter, value was the relative winner for the one-year period ending June 30, 2001 as the Russell 1000 Value Index (10%) outperformed the Russell 1000 Growth Index (-36%).
 The Fund's top-performing sector during the quarter was the financials sector due to strong stock selection. Citigroup posted strong returns as the banking sector benefited from continued rate cuts and a steepening yield curve. Conversely, the health care and utility sectors detracted from performance. Some of the Fund's largest contributors through stock selection were Verizon, which was a strong performer in the telecommunications sector, and AT&T Liberty Media, which rebounded after a favorable tax ruling regarding AT&T's divestiture was announced.
 We anticipate improving conditions in the second half of this year, setting the stage for a stronger economy in 2002. This recovery will begin as a result of positive fiscal and monetary stimulus and will be fueled by lower than expected inflation, a stronger consumer, and rising corporate profits. In this environment our outlook for large cap value stocks remains favorable.
 As we begin the second half of the year, we will continue to combine our global industry analysts' "best ideas" from bottom-up stock selection within the large-cap value universe. Going forward, we continue to believe that broad diversification across sectors is a central tenet of the investment strategy. By closely aligning sector weights to the index, sector risk is minimized, while security selection is emphasized as the source of value added for investors.


                                    [GRAPH]

                            Historical Fund Return

                           Large Mid Cap           Russell Mid Cap
      Date                 Value II FUND             Value Index
      ----                 -------------           ---------------
   5/1/1996                    10,000                  10,000
  5/31/1996                    10,000                  10,095
  6/30/1996                     9,850                  10,106
                                9,339                   9,625
                                9,791                  10,029
                               10,261                  10,397
                               10,448                  10,671
                               11,334                  11,341
     Dec-96                    11,336                  11,293
                               11,973                  11,648
                               11,930                  11,845
                               11,584                  11,485
                               11,914                  11,774
                               12,959                  12,469
  6/30/1997                    13,097                  12,931
                               14,335                  13,891
                               14,543                  13,728
                               15,331                  14,580
                               14,682                  14,136
                               14,879                  14,613
     Dec-97                    14,993                  15,172
                               14,889                  14,878
                               15,940                  15,872
                               16,546                  16,689
                               16,441                  16,596
                               15,666                  16,207
  6/30/1998                    15,099                  16,259
                               13,985                  15,435
                               11,524                  13,265
                               11,885                  14,038
                               12,713                  14,948
                               13,014                  15,473
     Dec-98                    13,295                  15,943
                               13,066                  15,571
                               12,708                  15,229
                               12,768                  15,447
                               14,040                  16,909
                               14,195                  16,980
  6/30/1999                    14,758                  17,174
                               14,302                  16,745
                               13,403                  16,165
                               12,771                  15,347
                               12,843                  15,800
                               12,841                  15,511
     Dec-99                    14,029                  15,927
                               13,437                  14,974
                               13,786                  14,348
                               15,210                  16,087
                               14,541                  16,152
                               14,839                  16,429
  6/30/2000                    14,832                  15,817
                               15,688                  16,187
                               16,508                  17,179
                               16,960                  17,344
                               17,160                  17,673
                               16,550                  17,444
     Dec-00                    18,010                  18,982
     Jan-01                    17,975                  19,056
     Feb-01                    17,369                  18,527
     Mar-01                    16,910                  17,873
     Apr-01                    17,767                  18,748
     May-01                    18,100                  19,170
  6/30/2001                    17,640                  18,745


Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
                                       % of             six months ago
                                    investments        % of investments
Exxon Mobil Corp.                       5.7%                 N/A
Citigroup, Inc.                         5.1%                 N/A
JP Morgan Chase & Co.                   4.0%                 N/A
Washington Mutual, Inc.                 4.0%                 N/A
Verizon Communications                  3.9%                 N/A
Federal National Mortgage Assoc.        2.3%                 N/A
Chevron Corp.                           2.1%                 N/A
US Bancorp                              2.1%                 N/A
MBIA, Inc.                              2.0%                 N/A
R.J. Reynolds Tobacco Holdings, Inc.    1.8%                 N/A

Average Annual Total Returns*
-------------------------------------------------------------------------------
                             Large Mid Cap      Russell Mid Cap     MorningStar
                             Value II Fund        Value Index       Peer Group+
                             -------------      ---------------     -----------
YTD**                           -2.06%              -1.25%              2.24%
1 Year                          18.93               18.51              21.26
3 Years                          5.32                4.86               6.03
5 Years                         12.36               13.15              11.83
Since Inception (5/1/96)        12.15               10.49               N/A

Top Ten Sectors (as of June 30, 2001)
-------------------------------------------------------------------------------
                             % of                                       % of
                          investments                                investments
Financial                    31.0%         Consumer Cyclical            7.1%
Energy                       10.4%         Health Care                  6.1%
Technology                    9.7%         Capitol Equipment            5.9%
Utility                       9.0%         Retail                       4.7%
Consumer Staple               7.5%         Basic Material               4.3%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Mid Cap Value investment category.

                                                    Inception: August 31, 1999

 Fundamental Growth Fund
 Putnam Investments                                          Eric M. Wetlaufer


 The Fundamental Growth Fund underperformed the Russell Mid Cap Growth Index, returning -21.20% (net) versus -12.97%, respectively, for the six-month period.
 In the first quarter of 2001, the Fund underperformed due to weak results in technology, as dismal returns in software (Tibco, Webmethods), electronic components (PMC Sierra, Qlogic, Finisar), and semiconductor capital equipment (KLA Tencor, LAM Research) detracted significantly in this vital sector. Health care also hindered performance due to weak holdings in biotech (Immunex) and drug delivery (Inhale Therapeutic, Sepracor). Stronger returns in utilities (Calpine, Mirant), financials (M&T Bank, Investment Technology Group, Ace Limited, XL Capital), and energy (Devon Energy, Murphy Oil, Global Marine, Transocean Sedco Forex) contributed modestly to performance.
 In the second quarter, ongoing weakness in technology constrained performance, especially in services (Convergys, Symbol Tech) and storage devices (Network Appliance)--despite strong returns in health care (Gilead Sciences, Protein Design Labs, IVAX, Andrx), communications services (Research in Motion, Telephone and Data Systems), and consumer staples (Krispy Kreme).
 We believe that the current environment of economic uncertainty will continue to pressure rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on growth companies with a proven track record of growing profits even during unsettled economic times.
 Going forward, we are overweighting financial services (regional banks, credit cards) that should benefit from Fed rate cuts and energy (energy services, oil/gas producers), which should benefit from higher oil prices. While underweighting the technology and consumer staples sectors, within those areas we will focus on software and services, and restaurants and commercial services, respectively.

                                   [GRAPH]
                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                            Fundamental        Russell Mid Cap
        Date                Growth Fund         Growth Index
        ----               ---------------      ------------
      8/31/1999                10,000               10,000
      9/30/1999                10,000                9,915
     10/31/1999                10,836               10,681
     11/30/1999                12,529               11,788
     12/31/1999                15,457               13,829
      1/31/2000                15,972               13,826
      2/29/2000                22,030               16,732
      3/31/2000                18,801               16,749
      4/30/2000                16,532               15,122
      5/31/2000                14,461               14,020
      6/30/2000                18,224               15,507
      7/31/2000                17,402               14,526
      8/31/2000                18,979               16,716
      9/30/2000                18,947               15,899
     10/31/2000                17,462               14,811
     11/30/2000                13,820               11,593
     12/31/2000                14,985               12,204
      1/31/2001                15,128               12,901
      2/28/2001                12,555               10,669
      3/31/2001                10,434                9,142
      4/30/2001                12,127               10,666
      5/31/2001                12,012               10,616
      6/30/2001                11,809               10,621
Top Ten Holdings (as of June 30,2001)
------------------------------------------------------------------------------
                                    % of                six months ago
                                 investments           % of investments

Peregrine Systems, Inc.             3.1%                    1.8%
Medimmune, Inc.                     2.7%                    2.5%
Harley-Davidson, Inc.               2.4%                    1.6%
Starbucks Corp.                     2.3%                    1.7%
Ivax Corp.                          2.3%                    1.6%
Qlogic Corp.                        2.1%                    0.3%
Allergan, Inc.                      2.0%                    3.5%
Symbol Technologies, Inc.           2.0%                    2.0%
PerkinElmer, Inc.                   1.8%                    2.2%
Convergys Corp.                     1.8%                    1.7%

Average Annual Total Returns*
------------------------------------------------------------------------------
                            Fundamental    Russell Mid Cap/TM/   MorningStar
                            Growth Fund       Growth Index       Peer Group+
                            -----------    -------------------   -----------
YTD**                         -21.20%            -12.97%           -13.88%
1 Year                        -35.19             -31.51            -26.53
Since Inception (8/31/99)       9.51               3.34              N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                           % of                                 % of
                        Investments                          Investments
Technology                 30.0%        Consumer Cyclical       6.8%
Health Care                21.0%        Retail                  6.1%
Energy                     10.4%        Utility                 4.0%
Financial                   9.9%        Consumer Staple         1.4%
Capital Equipment           6.9%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Mid Cap Growth investment category.

                                                    Inception: August 31, 1999

 Mid Cap Blend Fund
 Independence Investment LLC                                   Coreen Kraysler


 Mid cap stocks were strong during the second quarter, outperforming their larger cap counterparts. The best performing industries were technology, health care and financials, while energy and utility stocks declined. During this period your portfolio slightly underperformed its benchmark due to overweight positions in the poorly performing energy and utility sectors.
 With the pace of earnings decline appearing to slow, interest in technology stocks was rekindled, sparked by positive comments from Intel. As a result, holdings in Qlogic, Intuit, Brocade Communications and Concord EFS outperformed the market. After a strong showing early in the quarter, we eliminated holdings in Sanmina and Brocade.
 The news was also positive for financial stocks. Driven by lower interest rates, increased consolidation activity and more clarity on the estate tax issue, life insurance holdings such as Lincoln National were particularly strong. St. Paul increased as property & casualty insurance pricing continued to accelerate, and rebounding technology stocks helped shares of Stillwell Financial, parent of Janus, to recover.
 Health care stocks were another bright spot in the market. Trigon Healthcare, for example, increased substantially after raising earnings guidance. Laboratory Corp of America added value as investors reacted positively to the company's mix shift toward higher margin products, and King Pharmaceuticals performed well due to strong prescription growth in its hypertension drug. However, biotech names, such as Waters, fell due to decelerating sales momentum.
 Utility stocks were also punished as Senator Jeffords' stunning shift in allegiance away from the Republican party caused heightened concerns regarding the potential for increased regulation and price caps. As a result, shares in power producers and energy merchants such as Calpine, Reliant and Utilicorp declined sharply. We believe that regulatory fears are overblown and that these stocks are oversold, especially given President Bush's strong support of free markets.

                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
         Date         Mid Cap Blend Fund        Russell Mid Cap Index
         ----         ------------------        ---------------------
      8/31/1999            10,000                      10,000
      9/30/1999             9,728                       9,648
     10/29/1999            10,180                      10,105
     11/30/1999            10,522                      10,396
     12/31/1999            11,152                      11,311
      1/31/2000            10,738                      10,937
      2/29/2000            11,483                      11,778
      3/31/2000            12,644                      12,453
      4/28/2000            12,618                      11,864
      5/31/2000            12,360                      11,549
      6/30/2000            12,609                      11,891
      7/31/2000            12,435                      11,758
      8/31/2000            13,787                      12,884
      9/30/2000            13,426                      12,701
     10/31/2000            13,610                      12,506
     11/30/2000            12,235                      11,380
     12/31/2000            13,224                      12,246
      1/31/2001            13,450                      12,444
      2/28/2001            12,825                      11,686
      3/31/2001            12,054                      10,961
      4/30/2001            13,210                      11,898
      5/31/2001            13,385                      12,120
      6/30/2001            13,158                      12,006
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Allegheny Energy, Inc.                            2.7%                N/A
UtiliCorp United, Inc.                            2.7%                N/A
Trigon Healthcare, Inc.                           2.7%                N/A
Lexmark International Group, Inc.                 2.2%                N/A
BJ Services Co.                                   2.1%                N/A
Lincoln National Corp.                            1.8%                N/A
St. Paul Cos., Inc.                               1.7%                0.2%
Archer Daniels Midland Co.                        1.7%                N/A
Bed Bath & Beyond, Inc.                           1.6%                N/A
Mirant Corp.                                      1.5%                N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                                           Mid Cap    Russell Mid   MorningStar
                                         Blend Fund    Cap Index    Peer Group+
                                         ----------   -----------   ----------
-
YTD**                                      -0.50%        -1.96%       -2.83%
1 Year                                      4.35          0.96        -1.37
Since Inception (8/31/99)                  16.15         10.49          N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
Technology                  17.1%          Energy                       9.1%
Financial                   16.3%          Retail                       6.9%
Consumer Cyclical           11.0%          Basic Material               6.4%
Utility                      9.8%          Capital Equipment            6.2%
Health Care                  9.2%          Consumer Staple              4.2%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Mid Cap Blend investment category.

                                                        Inception: May 1, 1996

 Mid Cap Growth Fund
 Janus                                                              James Goff


 The U.S. economy slowed substantially during the first half of 2001, sending stocks lower after a year of lackluster performance. A sudden decrease in capital investment after years of strong growth--particularly for high-technology equipment--caused a sharp correction in some of the market's most notable companies. Although a series of six interest rate cuts by the Federal Reserve allowed markets to strengthen toward the end of the period, disappointing earnings across the spectrum of companies proved too powerful, and most major growth indices finished the period lower.
 The Portfolio also gave ground against this difficult backdrop, and we underperformed our benchmark, the Russell MidCap Growth Index. Our technology and telecommunications positions, including Exodus Communications, Metromedia Fiber and McLeod USA, declined as investors avoided firms with any degree of exposure to the sectors hardest hit by the slowdown. We responded by sharpening our focus within these areas to include mainly those companies that can produce stable, recurring revenue; who are the beneficiaries of strong, secular growth trends; and whose business models are predicated on creating efficiencies for the customers they serve.
 Meanwhile, several fast-growing firms defied the difficult environment to trade higher, including TMP Worldwide, which extended its lead over other Web-based job search firms during the period. The company continued to set new records for site traffic and announced in June that it now had more than 11 million resumes in its database, while the average number of "hits" at its flagship Monster.com job search site surpassed 860,000 per day. Other standouts included cellular operator Western Wireless and biotech company Andrx, both of which overcame a weakening economy to finish higher.
 While we have been encouraged by the recent performance of some of our more growth-oriented positions, significant economic uncertainty remains, and market volatility seems likely to persist. Regardless, we will continue to rely on our top-notch research to produce long-term results for our shareholders.


                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

     Date          Mid Cap Growth Fund          Russell Mid Cap Growth Index
     ----          -------------------          ----------------------------
   5/1/1996              10,000                             10,000
  5/31/1996              10,252                             10,204
  6/30/1996              10,020                              9,896
  7/31/1996               9,186                              9,128
  8/31/1996               9,881                              9,622
  9/30/1996              10,473                             10,233
 10/31/1996              10,325                             10,113
 11/30/1996              10,408                             10,709
 12/31/1996              10,269                             10,529
  1/31/1997               9,994                             10,994
  2/28/1997               9,827                             10,752
  3/31/1997               9,079                             10,145
  4/30/1997               9,186                             10,393
  5/31/1997              10,176                             11,325
  6/30/1997              10,693                             11,638
  7/31/1997              10,907                             12,752
  8/31/1997              10,950                             12,627
  9/30/1997              11,734                             13,266
 10/31/1997              11,371                             12,601
 11/30/1997              11,547                             12,734
 12/31/1997              11,980                             12,900
  1/31/1998              11,743                             12,668
  2/28/1998              12,728                             13,859
  3/31/1998              13,429                             14,440
  4/30/1998              13,656                             14,636
  5/31/1998              13,098                             14,035
  6/30/1998              14,211                             14,432
  7/31/1998              14,045                             13,814
  8/31/1998              11,448                             11,177
  9/30/1998              12,370                             12,022
 10/31/1998              13,332                             12,907
 11/30/1998              14,295                             13,777
 12/31/1998              16,660                             15,204
  1/31/1999              17,539                             15,660
  2/28/1999              16,892                             14,894
  3/31/1999              19,064                             15,724
  4/30/1999              20,313                             16,441
  5/31/1999              20,063                             16,229
  6/30/1999              21,164                             17,362
  7/31/1999              20,863                             16,810
  8/31/1999              21,977                             16,635
  9/30/1999              22,828                             16,493
 10/31/1999              26,427                             17,768
 11/30/1999              29,295                             19,609
 12/31/1999              36,370                             23,003
  1/31/2000              37,510                             22,999
  2/29/2000              44,729                             27,833
  3/31/2000              37,380                             27,861
  4/30/2000              32,525                             25,156
  5/31/2000              30,325                             23,322
  6/30/2000              34,862                             25,796
  7/31/2000              32,535                             24,163
  8/31/2000              36,543                             27,807
  9/30/2000              32,968                             26,447
 10/31/2000              30,025                             24,638
 11/30/2000              21,906                             19,284
 12/31/2000              23,328                             20,301
  1/31/2001              24,488                             21,460
  2/28/2001              18,721                             17,747
  3/31/2001              15,606                             15,208
  4/30/2001              18,495                             17,743
  5/31/2001              18,248                             17,659
  6/30/2001              14,552                             17,668
Top Ten holdings (as of June 30, 2001)
------------------------------------------------------------------------------
-
                                                  % of         six months ago
                                              investments     % of investments
Western Wireless Corp.                            3.2%                4.6%
Walgreen Co.                                      1.2%                N/A
Vitesse Semiconductor Corp.                       1.9%                4.5%
Valero Energy Corp.                               0.9%                N/A
University of Phoenix Online                      1.7%                N/A
Universal Compression Holdings                    1.2%                N/A
TriQuint Semiconductor, Inc.                      1.1%                3.0%
TMP Worldwide, Inc.                               3.2%                4.2%
Sonus Networks, Inc.                              2.3%                N/A
Sepracor, Inc.                                    1.9%                2.7%
Average Annual Total Returns*
------------------------------------------------------------------------------
-
                                     Mid Cap    Russell Mid Cap     MorningStar
                                   Growth Fund  Growth(TM) Index    Peer Group+
                                   ------------ ----------------    ----------
-
YTD**                                 -24.99%       -12.97%          -13.88%
1 Year                                -49.81        -31.51           -26.53
3 Years                                 7.18          6.98             7.76
5 Years                                11.80         12.29            11.09
Since Inception (5/1/96)               11.44         11.65             N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
Technology                  27.6%          Financial                    6.1%
Health Care                 26.9%          Utility                      2.8%
Capital Equipment           13.6%          Retail                       2.6%
Energy                      10.0%          Transportation               2.5%
Consumer Cyclical           11.0%

    * Total returns are for the period ended June 30, 2001. Returns represents past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid Cap Growth investment category.

                                                    Inception: August 31, 1999

 Small Cap Value Fund (formerly Small/Mid Cap Value Fund)
 T. Rowe Price Associates, Inc.                               Preston G. Atney

Effective January 1, 2001, T. Rowe Price Associates, Inc. has assumed management of the Fund.

 The broad stock market declined in the first half of 2001, but small-cap value stocks continued to shine. Although small-cap growth stocks performed slightly better than small-cap value stocks in the second quarter, both generated positive returns. Your fund's 18.25% six-month return, outperformed the benchmark Russell 2000 Value Index's 12.72% advance.
 The Federal Reserve cut interest rates six times during the six-month period, but the last move (in late June) was just a quarter point. The Fed's five prior reductions in the federal funds target rate, beginning January 3, had been in half-point increments. Economic news, including GDP growth, employment data, and consumer confidence, continued to worsen during the period.
 The portfolio's 10 largest stocks generated a mixed performance but were mostly positive. Brown and Brown, the fund's largest individual holding (3.7% of assets), climbed 20% over the last six months. Woodward Governor climbed 87%, and Bone Care International advanced 53%. The largest detractors among our 10 top stocks were XTO Energy, down 22%, and Insituform Technologies, off 9%. We are 96% invested in equities and our three largest sector commitments, building and real estate, business services, and insurance, account for almost one-fourth of assets.
 Small-cap stocks tend to provide better returns than large-caps as the economy emerges from a recessionary period. That's in part because as investor confidence recovers it leads to a willingness to take on the greater risk associated with small-cap stock investments. Note: the U.S. economy has not experienced two consecutive quarters of declining GDP, the technical definition of a recession, but many recession-like conditions exist today.
 We are pleased to see that the stock market has rediscovered that valuation does matter. We will continue to employ our fundamentals-driven bottom-up stock selection process and remain bullish on the environment for small-cap value stock investing.
                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)

             Date             Small Cap Value Fund   Russell 2500 Value Index
             ----             --------------------   ------------------------
           8/31/1999                 10,000                    10,000
           9/30/1999                  9,559                     9,685
          10/31/1999                  9,441                     9,695
          11/30/1999                  9,941                     9,748
          12/31/1999                 10,507                    10,080
           1/31/2000                  9,755                     9,661
           2/29/2000                  9,774                     9,828
           3/31/2000                 11,917                    10,552
           4/30/2000                 12,264                    10,547
           5/31/2000                 12,274                    10,528
           6/30/2000                 12,413                    10,488
           7/31/2000                 12,367                    10,716
           8/31/2000                 13,855                    11,277
           9/30/2000                 13,470                    11,210
          10/31/2000                 13,913                    11,203
          11/30/2000                 12,934                    11,061
          12/31/2000                 14,100                    12,176
           1/31/2001                 14,698                    12,512
           2/28/2001                 14,806                    12,494
           3/31/2001                 14,643                    12,294
           4/30/2001                 16,012                    12,864
           5/31/2001                 16,429                    13,194
           6/30/2001                 16,673                    13,725
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                            % of         six months ago
                                         investments    % of investments
Brown & Brown                               3.9%              N/A
Insituform Technologies, Inc.               3.3%              N/A
XTO Energy, Inc.                            2.2%              N/A
Ruby Tuesday, Inc.                          2.2%              N/A
Electro Rent Corp.                          2.1%              N/A
Matthews International Corp.                2.0%              N/A
Woodward Governor Company                   1.8%              N/A
Bone Care International, Inc.               1.8%              N/A
Texas Regional Bancshares, Inc.             1.8%              N/A
Triad Guaranty, Inc.                        1.7%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                   Small Cap    Russell 2500    MorningStar
                                   Value Fund    Value Index    Peer Group+
                                   ----------   ------------    -----------
YTD**                                18.25%         12.72%         13.35%
1 Year                               34.32          30.86          29.10
Since Inception (8/31/99)            32.17          18.85          N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                         % of                         % of
                      investments                 investments
Financial                28.7%      Technology        7.9%
Capital Equipment        18.7%      Basic Material    4.1%
Energy                   12.9%      Health Care       4.0%
Consumer Cyclical         8.6%      Utility           3.8%
Retail                    8.0%      Transportation    2.4%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 50% weighting of the Mid Cap Value investment category and a 50% weighting of the Small Cap Value category prior to 1/01; and Small Cap Value investment style.

                                                        Inception: May 1, 1998

 Small/Mid Cap CORESM Fund
 Goldman Sachs Asset Management                             Jones/Brown/Pinter

 During the second quarter of 2001 the Small/Mid Cap CORE Fund (the "Fund") generated a total cumulative return of 12.20%, versus the 13.70% total cumulative return of the Fund's benchmark, the Russell 2500 Index (the "Index").
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average.
 Of the CORE themes, Momentum recovered after a very difficult first quarter to drive positive performance in the second quarter. The theme benefited from the market's more typical patterns of behavior, following a spate of panic selling and frenzied buying that characterized the end of 2000 and beginning of 2001. Value was a positive contributor overall, its fourth positive quarter in a row. Profitability also boosted results for the second consecutive quarter, while Earnings Quality and Research were down for the period.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The Russell 2500 Index is unmanaged and does not include any fees or expenses. Stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times the Fund may be unable to sell the securities it holds without a substantial drop in price, if at all. CORESM is a service mark of Goldman, Sachs & Co. Performance returns for the VST Small/Mid Cap CORE Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.
(Fund investment information on next page.)

                                                        Inception: May 1, 1998

 Small/Mid Cap CORESM Fund
 Goldman Sachs Asset Management                             Jones/Brown/Pinter



                                    [GRAPH]
                            Historical Fund Return
$10,000
Investments made 5/1/98
(Fund Inception Date)
       Date            Small/Mid Cap Core (SM) Fund        Russell 2500 Index
       ----            ----------------------------        ------------------
     5/1/1998                      10,000                        10,000
    5/31/1998                       9,577                         9,536
    6/30/1998                       9,721                         9,547
    7/31/1998                       9,040                         8,892
    8/31/1998                       7,377                         7,215
    9/30/1998                       7,776                         7,727
   10/31/1998                       7,960                         8,149
   11/30/1998                       8,422                         8,553
   12/31/1998                       9,019                         9,071
    1/31/1999                       8,940                         9,056
    2/28/1999                       8,305                         8,461
    3/31/1999                       8,438                         8,642
    4/30/1999                       9,172                         9,415
    5/31/1999                       9,251                         9,561
    6/30/1999                       9,810                        10,058
    7/31/1999                       9,686                         9,861
    8/31/1999                       9,347                         9,553
    9/30/1999                       9,224                         9,410
   10/31/1999                       9,430                         9,616
   11/30/1999                       9,887                        10,160
   12/31/1999                      10,871                        11,262
    1/31/2000                      10,456                        11,003
    2/29/2000                      11,807                        12,592
    3/31/2000                      11,700                        12,399
    4/30/2000                      11,257                        11,732
    5/31/2000                      10,720                        11,169
    6/30/2000                      11,414                        11,903
    7/31/2000                      11,267                        11,599
    8/31/2000                      12,208                        12,598
    9/30/2000                      11,766                        12,189
   10/31/2000                      11,467                        11,855
   11/30/2000                      10,396                        10,811
   12/31/2000                      11,375                        11,742
    1/31/2001                      11,642                        12,129
    2/28/2001                      10,940                        11,347
    3/31/2001                      10,296                        10,724
    4/30/2001                      11,153                        11,671
    5/31/2001                      11,433                        12,023
    6/30/2001                      11,546                        12,193
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                        % of             six months ago
                                     investments        % of investments
Affiliated Computer Services, Inc.      0.9%                  0.1%
International Game Technology           0.9%                  N/A
Countrywide Credit Industries, Inc.     0.9%                  N/A
UtilCorp United, Inc.                   0.8%                  0.1%
Nationwide Financial Services           0.8%                  N/A
John Naveen Co.                         0.8%                  0.1%
Toro Co.                                0.8%                  N/A
PPL Corp.                               0.7%                  N/A
Bancwest Corp.                          0.7%                  N/A
NVR, Inc.                               0.7%                  0.1%

Average Annual Total Returns*
------------------------------------------------------------------------------
                              Small/Mid Cap    Russell 2500     MorningStar
                              Core(SM) Fund       Index         Peer Group+
                              -------------    ------------     -----------
YTD**                             1.51%            3.84%           1.25%
1 Year                            1.16             2.44            1.02
3 Years                           5.90             8.50            6.40
Since Inception (5/1/98)          4.65             6.46            N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                              % of                           % of
                           investments                    investments
Financial                     23.5%        Energy             5.8%
Technology                    16.4%        Basic Material     5.4%
Capital Equipment             12.9%        Utility            5.1%
Health Care                   11.4%        Consumer Staples   3.4%
Consumer Cyclical             11.0%        Retail             3.3%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe. The peer group represents a 50% weighting of the Mid Cap Blend category and a 50% weighting of the Small Cap Blend style for periods since May 1999.

                                                        Inception: May 1, 1994

 Small/Mid Cap Growth Fund
 Wellington Management Company, LLP                    J. Harrington/F. Boggan

 During the quarter, the Fund increased by 14.1% compared to a 21.3% return of the Russell 2500 Growth Index. For the one-year period ended June 30, 2001, the Fund gained 2.41%, considerably ahead of the -23.98% return of the Russell 2500 Growth Index.
 The Fund benefited from its underweight position in the financials area. We typically underweight the utilities sector versus our benchmark, since we typically cannot find companies with the minimal growth metrics that we require in the Fund. This underweight contributed to our relative performance, as utilities were an underperforming sector. Strong positive performances in the health care and technology sectors also contributed to performance. On a stock selection basis, we underperformed the index in the technology area, as it was the more aggressive names that advanced the most in the quarter. We continue to focus the Fund on the more consistent, predictable growers in the technology area, and those companies underperformed for the quarter.
 Some of the recent stock successes include United Rentals Inc, which was the top performing stock in the industrial and commercial sector, Edward Lifesciences which is a leader in global marketing research and analysis for the healthcare industry, and Nova Corp, which was the strongest contributor to performance in the information technology sector.
 The U.S. stock market continued to struggle during the quarter. Yet aggressive Federal Reserve easing, a tax cut, and declining energy prices appear to be having a positive impact. We believe that by year-end, there should be signs of improved economic conditions that should lead to better performance by the U.S. equity markets. As economic growth picks up and the various fiscal and monetary actions begin to have their intended effect, we are confident that the Fund is well-positioned to benefit in the upcoming environment.


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/94
(Fund Inception Date)

       Date           Small/Mid-Cap Growth                Small/Mid Cap
                              Fund                      Growth Benchmark (1)
       ----           --------------------              --------------------
     5/1/1994                10,000                           10,000
    5/31/1994                10,019                           10,015
    6/30/1994                10,043                            9,584
    7/31/1994                10,066                            9,850
    8/31/1994                10,359                           10,437
    9/30/1994                10,094                           10,265
   10/31/1994                10,263                           10,442
   11/30/1994                 9,992                            9,982
   12/31/1994                10,056                           10,122
    1/31/1995                 9,934                           10,243
    2/28/1995                10,283                           10,788
    3/31/1995                10,798                           11,216
    4/30/1995                11,069                           11,310
    5/31/1995                11,087                           11,589
    6/30/1995                11,652                           12,116
    7/31/1995                12,564                           12,878
    8/31/1995                12,807                           13,020
    9/30/1995                12,807                           13,310
   10/31/1995                12,807                           12,973
   11/30/1995                13,635                           13,553
   12/31/1995                14,166                           13,560
    1/31/1996                14,661                           13,800
    2/29/1996                15,139                           14,322
    3/31/1996                15,478                           14,435
    4/30/1996                16,589                           15,132
    5/31/1996                17,049                           15,441
    6/30/1996                16,824                           14,974
    7/31/1996                15,143                           13,812
    8/31/1996                16,043                           14,560
    9/30/1996                17,003                           15,484
   10/31/1996                17,537                           15,303
   11/30/1996                18,068                           16,204
   12/31/1996                18,463                           15,932
    1/31/1997                18,489                           16,636
    2/28/1997                17,431                           16,270
    3/31/1997                16,396                           15,351
    4/30/1997                15,920                           15,727
    5/31/1997                17,082                           17,136
    6/30/1997                17,316                           17,611
    7/31/1997                18,679                           19,296
    8/31/1997                18,325                           19,107
    9/30/1997                19,712                           20,074
   10/31/1997                19,294                           19,068
   11/30/1997                18,845                           19,268
   12/31/1997                19,112                           19,521
    1/31/1998                18,774                           19,169
    2/28/1998                20,391                           20,971
    3/31/1998                21,403                           21,850
    4/30/1998                21,343                           22,147
    5/31/1998                20,372                           21,237
    6/30/1998                21,141                           21,838
    7/31/1998                19,979                           20,903
    8/31/1998                15,789                           16,913
    9/30/1998                16,600                           18,192
   10/31/1998                17,496                           19,530
   11/30/1998                18,251                           20,847
   12/31/1998                20,184                           23,007
    1/31/1999                20,333                           23,697
    2/28/1999                18,823                           22,538
    3/31/1999                20,070                           23,793
    4/30/1999                21,189                           24,878
    5/31/1999                21,364                           25,135
    6/30/1999                22,270                           26,912
    7/31/1999                21,743                           26,363
    8/31/1999                20,061                           25,793
    9/30/1999                19,419                           25,979
   10/31/1999                19,524                           27,244
   11/30/1999                19,720                           30,461
   12/31/1999                21,223                           36,207
    1/31/2000                20,478                           36,004
    2/29/2000                21,023                           45,239
    3/31/2000                22,727                           41,687
    4/30/2000                22,109                           37,627
    5/31/2000                21,679                           34,278
    6/30/2000                23,039                           38,810
    7/31/2000                22,862                           35,628
    8/31/2000                24,845                           40,270
    9/30/2000                24,232                           37,664
   10/31/2000                24,015                           35,337
   11/30/2000                21,835                           28,601
   12/31/2000                23,186                           30,375
    1/31/2001                24,182                           32,343
    2/28/2001                22,531                           27,353
    3/31/2001                20,679                           24,327
    4/30/2001                22,819                           28,035
    5/31/2001                23,182                           28,848
    6/30/2001                23,593                           29,503

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                            % of        six months ago
                                         investments   % of investments
Edwards Lifesciences Corp.                  2.8%             N/A
Trigon Healthcare, Inc.                     2.5%             N/A
Reinsurance Group of America                2.2%            2.4%
Legg Mason, Inc.                            2.2%             N/A
Legg Mason, Inc.                            2.2%             N/A
Investment Technology Group, Inc.           2.2%            0.6%
Herman Miller, Inc.                         2.1%            2.0%
Health Management Associates, Inc.          2.1%             N/A
Becton, Dickinson & Co.                     2.1%             N/A
Pepsi Bottling Group, Inc.                  2.0%             N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                        Small/Mid        Small/Mid Cap       MorningStar
                     Cap Growth Fund  Growth Benchmark (1)   Peer Group+
                     ---------------  --------------------   -----------
YTD**                     1.76%             -2.87%             -10.42
1 Year                    2.41             -23.98              -24.64
3 Years                   3.73              10.55               10.94
5 Years                   7.00              14.53               13.21
Since Inception (5/1/94) 12.17              16.30               N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                          % of                              % of
                       investments                       investments
Technology                27.3%        Energy                6.8%
Health Care               21.7%        Capital Equipment     5.8%
Financial                 12.1%        Utility               2.7%
Retail                     8.6%        Basic Material        2.3%
Consumer Cyclical          8.5%        Consumer Staple       2.0%

   (1) The Small/Mid Cap Growth Fund benchmark is the Russell Mid Cap Growth Index from May 1994 to April 1999 and the Russell 2500 Growth Index May 1999-present.
    * Total returns are for the period ended June 30, 2001 returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Mid Cap Growth and a Small-Cap Growth investment style. The peer group represents a 50% weighting of the Mid Cap Growth category and a 50% weighting of the Small Cap Growth category. Prior to May 1999, the peer group represents the Mid Cap Growth investment category.

                                                        Inception: May 1, 1996

 Small Cap Equity Fund
 Capital Guardian Trust Company                                Management Team

 For the quarter ended June 30, 2001, the VST Small Cap Equity Fund returned 17.65%, beating the Russell 2000 Index, which returned 14.41%
 Given the portfolio's overweight in technology, the April bounceback was helpful to returns, and we were able to trim some positions on strength. Stock selection, especially in the areas of media, software, biotechnology, and Internet, also contributed. As the market has become more discriminating we have pared back the list of portfolio holdings significantly, concentrating on higher conviction names within each sector with a focus on market-leading companies attractively valued within the context of their industries.
 The upcoming tax refunds and the Federal Reserve's easy monetary policy should provide the U.S. economy with a shot in the arm, though timing a recovery will be hard to call. Lower interest rates and increased liquidity should benefit small-cap stocks as well as large caps, and relatively low valuations should also help small-cap stocks to hold up. With recent economic news still indicating some weakness, however, we may have opportunities to purchase cyclical stocks at lower prices in the near future. With the Russell 2000 Index rebalancing effective as of July 2, the technology sector will increase from 10.3% to 15.8%, and we may see heightened volatility in the index.


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

             Date        Small Cap Equity Fund   Small Cap Equity Benchmark(1)
             ----        ---------------------   -----------------------------
            5/1/1996             10,000                     10,000
           5/31/1996             10,232                     10,324
           6/30/1996             10,126                     10,051
           7/31/1996              9,630                      9,346
           8/31/1996             10,161                      9,820
           9/30/1996             10,450                     10,146
          10/31/1996             10,340                     10,126
          11/30/1996             10,678                     10,607
          12/31/1996             11,033                     10,918
           1/31/1997             11,115                     11,111
           2/28/1997             10,927                     11,029
           3/31/1997             10,594                     10,621
           4/30/1997             10,831                     10,714
           5/31/1997             11,818                     11,736
           6/30/1997             12,513                     12,284
           7/31/1997             13,256                     12,828
           8/31/1997             13,389                     13,077
           9/30/1997             14,242                     13,989
          10/31/1997             13,761                     13,491
          11/30/1997             13,863                     13,521
          12/31/1997             13,863                     13,869
           1/31/1998             13,521                     13,634
           2/28/1998             14,533                     14,550
           3/31/1998             15,138                     15,146
           4/30/1998             15,222                     15,224
           5/31/1998             14,459                     14,545
           6/30/1998             14,458                     14,519
           7/31/1998             13,270                     13,363
           8/31/1998             10,902                     11,019
           9/30/1998             11,414                     11,762
          10/31/1998             11,733                     12,176
          11/30/1998             12,320                     12,660
          12/31/1998             13,037                     13,250
           1/31/1999             12,716                     13,187
           2/28/1999             11,876                     12,204
           3/31/1999             11,826                     12,249
           4/30/1999             12,619                     13,356
           5/31/1999             12,798                     13,659
           6/30/1999             13,630                     14,215
           7/31/1999             13,444                     13,851
           8/31/1999             12,849                     13,341
           9/30/1999             12,620                     13,075
          10/31/1999             12,366                     12,813
          11/30/1999             12,267                     12,880
          12/31/1999             12,590                     13,275
           1/31/2000             11,854                     12,927
           2/29/2000             12,345                     13,717
           3/31/2000             12,574                     13,782
           4/30/2000             12,787                     13,863
           5/31/2000             12,670                     13,651
           6/30/2000             12,740                     14,049
           7/31/2000             13,003                     14,517
           8/31/2000             13,762                     15,166
           9/30/2000             13,774                     15,080
          10/31/2000             13,768                     15,026
          11/30/2000             10,732                     13,484
          12/31/2000             11,470                     14,642
           1/31/2001             13,023                     15,405
           2/28/2001             11,056                     14,394
           3/31/2001             10,142                     13,691
           4/30/2001             11,316                     14,761
           5/31/2001             11,655                     15,124
           6/30/2001             11,932                     15,646

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                           % of         six months ago
                                       investments     % of investments
Polaris Industries Inc.                    1.8%             N/A
Everest ReGroup, Ltd.                      1.7%             N/A
LTX Corp.                                  1.4%             N/A
Dollar Tree Stores, Inc.                   1.4%             N/A
Advanced Energy Industries, Inc.           1.3%             N/A
Electro Scientific Industries, Inc.        1.3%             N/A
EMCORE Corp.                               1.3%             N/A
Werner Enterprises, Inc.                   1.2%             0.2%
Pentair, Inc.                              1.2%             N/A
American Capital Strategies, Ltd.          1.1%             N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                           Small Cap   Small Cap Equity   MorningStar
                          Equity Fund   Benchmark (1)     Peer Group+
                          -----------  ----------------   -----------
YTD**                        4.02%           6.86%           5.33%
1 Year                      -6.34           11.36           10.39
3 Years                     -6.20            2.52            4.57
5 Years                      3.34            9.25            9.75
Since Inception (5/1/96)     3.48            9.05            N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                              % of                         % of
                           investments                  investments
Technology                    29.2%      Retail             5.1%
Consumer Cyclical             17.8%      Consumer Staple    3.5%
Financial                     12.6%      Transportation     3.2%
Health Care                   11.4%      Energy             2.2%
Capital Equipment             11.2%      Basic Material     2.2%


   (1) The Small Cap Equity Benchmark is 50% Russell 2000 and 50% Russell 2000 Value Index, May 1996 thru August 1999, the Russell 2000 Value, September 1999 thru October 2000, and the Russell 2000 Index October 2000 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future". Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small Cap Blend investment category. Prior to November 2000, the peer group represents the Small Cap Value investment category.

                                                        Inception: May 1, 1996

 Small Cap Growth Fund
 John Hancock Advisers, Inc.                                     Bernice Behar

 For the second quarter, the Small Cap Growth Variable Series Trust portfolio returned 16.25% (net) while the Russell 2000 Growth Index gained 18.12%.
 Several areas of the portfolio that helped performance include retailers, healthcare services, and radio broadcasters. Consumer companies benefited from a perception that lower interest rates would help the earnings of these companies later this year. In health care, our emphasis on services continued to contribute to performance. We favor the services segment for its reliable earnings growth in this uncertain environment.
 Alternatively, areas that detracted from performance include biotechnology and energy. Our lack of exposure to biotechnology stocks hurt performance as this group advanced sharply over the quarter. In addition, our relative overweighting in energy was detrimental to performance as supplies of crude oil and natural gas swelled unexpectedly in the latter half of the quarter, slowing exploration and causing commodity prices to decline. However, we expect demand for energy products to increase during the summer months and look for the supply bulge to work itself out.
 Aggressive easing of interest rates by the Fed has made us more optimistic about the long-term prospects for the economy and the stock market. While we expect to see volatility among growth stocks this summer, we are optimistic that economic growth will pick up by year-end.
 However, the jury is still out on when the technology and telecommunications sectors will make a meaningful recovery. We are currently watching companies within these areas for some stabilization in order patterns. When we see such stabilization, we will be reasonably confident that the inventory glut here has run its course. Until then, we are inclined to adopt a slightly less defensive position than in the recent past, increasing the portfolio's technology and telecommunications exposure on a very selective basis.

                                     [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

      Date            Small Cap Growth Fund      Russell 2000 Growth Index
      ----            ---------------------      -------------------------
   5/01/1996                10,000                         10,000
                            10,599                         10,513
                            10,294                          9,830
                             9,480                          8,629
                            10,298                          9,268
                            11,151                          9,745
                            10,170                          9,325
                             9,976                          9,585
      Dec-96                 9,950                          9,771
                            10,302                         10,016
                             9,638                          9,411
                             8,962                          8,746
                             8,763                          8,645
                             9,781                          9,944
                            10,514                         10,281
                            11,205                         10,808
                            11,571                         11,132
                            12,817                         12,020
                            11,834                         11,298
                            11,387                         11,029
      Dec-97                11,370                         11,036
                            11,170                         10,889
                            12,062                         11,850
                            12,788                         12,348
                            12,730                         12,423
                            11,856                         11,521
                            12,366                         11,639
                            11,537                         10,667
                             8,966                          8,205
                             9,701                          9,037
                            10,230                          9,509
                            11,424                         10,247
      Dec-98                13,017                         11,174
                            13,456                         11,677
                            12,384                         10,609
                            13,341                         10,986
                            13,873                         11,956
                            13,626                         11,975
                            14,903                         12,606
                            15,022                         12,217
                            14,920                         11,760
                            15,236                         11,987
                            16,337                         12,294
                            18,479                         13,593
      Dec-99                22,179                         15,988
                            21,633                         15,840
                            27,928                         19,526
                            25,551                         17,474
                            21,939                         15,709
                            19,338                         14,333
                            23,398                         16,184
                            21,153                         14,797
                            23,673                         16,354
                            22,478                         15,541
                            20,010                         14,279
                            16,003                         11,686
      Dec-00                17,425                         12,401
                            17,633                         13,405
                            15,433                         11,567
                            13,803                         10,515
                            15,699                         11,803
                            15,756                         12,076
   6/30/2001                16,043                         12,406

Top Ten Holding (as of June 30, 2001)
------------------------------------------------------------------------------
                                        % of       six months ago
                                     investments  % of investments
Corporate Executive Board Co.           1.4%            0.7%
Microsemi Corp.                         1.4%            N/A
Renal Care Group, Inc.                  1.3%            N/A
Education Management Corp.              1.3%            N/A
Accredo Health, Inc.                    1.2%            N/A
NPS Pharmaceuticals, Inc.               1.2%            N/A
Tweeter Home Entertainment Group, Inc.  1.2%            N/A
Radio One, Inc.                         1.2%            0.7%
Wilson Greatbatch Technologies, Inc.    1.2%            N/A
Columbia Sportswear Co.                 1.2%            N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Small Cap    Russell 2000(R)   MorningStar
                         Growth Fund    Growth Index     Peer Group+
                         -----------   ---------------   -----------
YTD**                      -7.94%           0.04%           -6.95%
1 Year                    -31.44          -23.35           -22.74%
3 Years                     9.06            2.15            10.66
5 Years                     9.28            4.77             9.78
Since Inception (5/1/96)    9.58            4.26             N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                            % of
                        Investments                     Investments
Technology                 23.8%      Energy               10.7%
Health Care                15.1%      Capital Equipment     6.3%
Financial                  13.9%      Consumer Staple       2.6%
Consumer Cyclical          13.4%      Utility               1.6%
Retail                     11.8%      Transportation        0.7%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future. "Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small Growth investment category.

                                                        Inception: May 2, 1988

 International Equity Index Fund
 Independence Investment LLC                             B. Greenleaf/D. Nolan

 During the second quarter of 2001, the International Equity Index Fund returned -0.02%, outperforming its custom blended benchmark return of -0.98% by 96 basis points. Fifty-four basis points of the outperformance came from the month of April, leaving 18 basis points outperformance in May and 24 basis points in June. Forty-six basis points of the outperformance during this quarter were attributable to exchange rate differences between those used by the fund administrator and those stated by the MSCI Index. The most noticeable rate differences came from the Japanese yen, the British pound and the Euro.
 Country selection was a slight negative contributor to performance, however stock selection was a strong positive contributor. Ireland was the largest negative contributor while Taiwan was the largest positive contributor to country selection attribution. Ireland climbed 10.72% during the second quarter of 2001 and the Fund held a slight underweight to the 90% EAFE GDP and 10% MSCI Emerging Markets Free Index custom benchmark. On the other hand, Taiwan returned -15.98% during the second quarter and the Fund held an underweight to the custom blended benchmark, therefore Taiwan was a positive attributor to country selection. Stock selection attribution was very strong, especially in Japan and Italy. Japan's Mizuho Holdings and Mitsubishi Tokyo Financing along with Italy's Banca di Roma were among the best contributors. Contribution to performance from industry-specific categories was fairly flat, the largest positive contributor was that of leisure and tourism while the largest negative contributor was business and public services.
 Annually on July 1st, Morgan Stanley rebalances its EAFE GDP Index to reflect the latest calendar year GDP value for each country. As a result of these changes, at the beginning of the third quarter, we will rebalance your Fund back to 90% EAFE GDP and 10% Morgan Stanley Emerging Markets Free Index weights. Currently, the Fund owns 754 securities that represent exposure to thirty-seven equity markets. The Custom Benchmark holds 1665 securities.

                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 7/1/91
(10-Year Period)

                        International     International
                           Equity         Equity Index
          Date           Index Fund       Benchmark(1)
          ----          -------------     -------------
         7/1/1991          10,000            10,000
        7/31/1991          10,497            10,494
        8/31/1991          10,601            10,283
        9/30/1991          10,685            10,865
       10/31/1991          10,868            11,022
       11/30/1991          10,623            10,510
       12/31/1991          11,638            11,056
        1/31/1992          11,609            10,822
        2/29/1992          11,588            10,438
        3/31/1992          11,057             9,752
        4/30/1992          11,026             9,801
        5/31/1992          11,338            10,461
        6/30/1992          11,123             9,968
        7/31/1992          11,059             9,716
        8/31/1992          10,937            10,329
        9/30/1992          10,898            10,129
       10/31/1992          10,840             9,600
       11/30/1992          11,294             9,693
       12/31/1992          11,446             9,746
        1/31/1993          11,515             9,748
        2/28/1993          11,457            10,046
        3/31/1993          11,837            10,925
        4/30/1993          11,910            11,965
        5/31/1993          12,515            12,221
        6/30/1993          12,405            12,032
        7/31/1993          12,624            12,456
        8/31/1993          13,331            13,131
        9/30/1993          13,505            12,838
       10/31/1993          14,375            13,236
       11/30/1993          13,838            12,082
       12/31/1993          15,143            12,957
        1/31/1994          15,247            14,055
        2/28/1994          15,069            14,019
        3/31/1994          14,284            13,418
        4/30/1994          14,552            13,990
        5/31/1994          14,723            13,913
        6/30/1994          14,344            14,114
        7/31/1994          14,674            14,252
        8/31/1994          15,352            14,593
        9/30/1994          15,033            14,136
       10/31/1994          15,334            14,610
       11/30/1994          14,331            13,911
       12/31/1994          14,195            14,002
        1/31/1995          13,402            13,467
        2/28/1995          13,631            13,432
        3/31/1995          14,126            14,274
        4/30/1995          14,551            14,815
        5/31/1995          14,849            14,642
        6/30/1995          14,706            14,388
        7/31/1995          15,523            15,288
        8/31/1995          15,082            14,708
        9/30/1995          15,296            14,999
       10/31/1995          15,030            14,600
       11/30/1995          15,100            15,011
       12/31/1995          15,333            15,619
        1/31/1996          15,575            15,686
        2/29/1996          15,751            15,742
        3/31/1996          15,902            16,081
        4/30/1996          16,491            16,552
        5/31/1996          16,323            16,251
        6/30/1996          16,360            16,347
        7/31/1996          15,666            15,872
        8/31/1996          15,789            15,911
        9/30/1996          16,084            16,337
       10/31/1996          15,984            16,174
       11/30/1996          16,699            16,821
       12/31/1996          16,742            16,609
        1/31/1997          16,453            16,031
        2/28/1997          16,514            16,297
        3/31/1997          16,207            16,360
        4/30/1997          16,322            16,450
        5/31/1997          17,697            17,524
        6/30/1997          18,614            18,495
        7/31/1997          19,199            18,799
        8/31/1997          17,107            17,398
        9/30/1997          18,344            18,376
       10/31/1997          15,858            16,968
       11/30/1997          15,853            16,799
       12/31/1997          15,902            16,950
        1/31/1998          15,913            17,730
        2/28/1998          17,135            18,871
        3/31/1998          17,830            19,456
        4/30/1998          18,306            19,614
        5/31/1998          18,415            19,896
        6/30/1998          18,639            20,087
        7/31/1998          18,790            20,355
        8/31/1998          16,400            17,678
        9/30/1998          15,890            17,190
       10/31/1998          17,610            19,108
       11/30/1998          18,463            20,104
       12/31/1998          19,212            20,918
        1/31/1999          19,255            20,945
        2/28/1999          18,603            20,292
        3/31/1999          19,578            21,365
        4/30/1999          20,328            22,228
        5/31/1999          19,343            21,068
        6/30/1999          20,340            22,132
        7/31/1999          20,818            22,683
        8/31/1999          21,008            22,842
        9/30/1999          21,156            23,123
       10/31/1999          21,865            23,893
       11/30/1999          22,830            24,882
       12/31/1999          25,143            27,378
        1/31/2000          23,668            26,036
        2/29/2000          24,474            26,940
        3/31/2000          25,134            27,678
        4/30/2000          23,519            25,893
        5/31/2000          23,065            25,271
        6/30/2000          23,875            26,355
        7/31/2000          22,741            25,032
        8/31/2000          22,960            25,298
        9/30/2000          21,848            24,023
       10/31/2000          21,127            23,235
       11/30/2000          20,208            22,198
       12/31/2000          20,764            22,744
        1/31/2001          21,181            23,247
        2/28/2001          19,711            21,666
        3/31/2001          18,334            20,204
        4/30/2001          19,590            21,509
        5/31/2001          18,969            20,853
        6/30/2001          18,318            20,113

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments

Toyota Motor Corp.                               2.0%                3.0%
Allianz AG                                       1.5%                1.7%
Deutsche Telekom AG                              1.3%                4.5%
Morgan Stanley Capital LLC                       1.2%                1.4%
BP Amoco PLC                                     1.2%                1.4%
GlaxoSmithKline PLC                              1.2%                N/A
Siemens AG                                       1.1%                1.5%
ENI                                              1.1%                N/A
Nippon Telegraph & Telephone Corp.               1.1%                1.3%
Total Fina SA                                    1.1%                N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                   International   International
                                      Equity       Equity Index    MorningStar
                                    Index Fund     Benchmark(1)    Peer Group+
                                   -------------   -------------   -----------
YTD**                                -11.77%          -11.57%        -13.81%
1 Year                               -23.27           -23.69         -24.30
3 Years                               -0.58             0.04           0.39
5 Years                                2.29             4.23           4.80
10 Years                               6.24             7.05           9.05

Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                      % of
                         investments                               investments
Japan                       28.8%          Spain                       4.0%
Germany                     13.0%          Australia                   3.1%
United Kingdom              10.8%          Netherlands                 2.9%
France                       8.5%          United States               2.7%
Italy                        7.3%          Switzerland                 1.8%

   (1) The International Equity Benchmark represents the MSCI EAFE from May 1998 to April 1998 and then MSCI EAFE GDP weighted from May 1998 to June 1999 and now 90% MSCI EAFE GDP - weighted/10% MSCI Emerging Markets Free from July 1999 to present.
    * Total returns are for the period ended June 30, 2001, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the MorningStar variable universe having a 90% weighting of the Foreign Stock, Large Cap category and a 10% weighting of the Diversified Emerging Markets category. Prior to July 1999, the peer group represents the Foreign Stock, Large Cap category.

                                                        Inception: May 1, 1996

 International Opportunities Fund
 T. Rowe Price International, Inc.           Warren/Ford/Seddan/Bickford-Smith

 International stocks fell sharply during the six months ended June 30. Losses were modest over the second quarter but followed steep declines during the first three months of the year. The U.S. Federal Reserve cut rates aggressively during the period, and a surprise Fed rate cut spurred a global rally early in the second quarter, but the rebound fizzled on continued earnings disappointments and renewed fears about weakening economies. Technology, media, and telecommunications stocks led the April upswing, while defensive, value-oriented stocks, which offer a measure of revenue and earnings certainty, rallied as less positive economic news dominated in May and June.
 In Europe, economic indicators declined, while energy and food prices pushed euro zone inflation up to 3.4%. The strong dollar continued to hurt returns for U.S. investors. The euro appeared to stabilize after falling 6% during the first quarter, then fell another 4% during the second quarter. Falling exports drove Japan to the brink of recession. The yen was flat in the second quarter after falling 9% during the first quarter. Most regional economies in the Pacific ex-Japan slowed sharply as exports softened. In Latin America, Mexico's economy weakened in line with U.S. demand, but the peso strengthened and stocks remained strong. A domestic energy crisis and Argentina's turmoil drove Brazil's currency down.
 Overall, the T. Rowe Price International Stock Fund posted a sharp loss, modestly underperforming the MSCI EAFE (Europe, Australasia, Far East) Index, which fell 14.75%. The portfolio's bias toward growth sectors hindered returns during a period when value sectors were the strongest performers. Both our overweighting of technology and our underweighting of value and defensive sectors, including automobiles and utilities, hurt returns. Country weightings and stock selection within countries were generally neutral, although our overweight position in the robust Mexican market has been a positive.
 The ongoing correction in tech and telecom stocks hurt performance as telecommunications provider Vodafone (U.K.) and communications equipment makers Alcatel (France), Ericsson (Sweden), and Nokia (Finland) plunged. At the same time, stock selection within sectors was positive. Within the technology sector, for example, Celestica (Canada) and Canon (Japan) boosted returns. In the telecom sector, China Mobile (Hong Kong) climbed as subscriber growth surpassed expectations, and in Japan NTT DoCoMo's launch of Java Internet-compatible handsets stimulated usage. Both stocks were significant contributors to their sector. Telefonos de Mexico also rallied along with that country's stock market. The period's top contributor was U.K. pharmaceutical giant GlaxoSmithKline.
 We added to holdings in caterer Sodexho (France), which acquired control of its U.S. subsidiary; food retailer Sainsbury (U.K.), which is restructuring; and Italian bank BNL, which is increasing its earnings and should benefit from industry consolidation. After significant cuts to tech and telecom positions in the first quarter, we made further reductions in Ericsson and Japan's Kyocera and NTT during the second quarter in light of the difficult near-term outlook. We also reduced our holdings of financial companies that are exposed to the slowdown in mergers and acquisitions and other equity-market-related business, including Credit Suisse and Deutsche Bank.
 Near the end of June, the U.S. Federal Reserve cut interest rates for the sixth time since the beginning of the year. The economic news remains uninspiring, however, and the outlook uncertain. Optimism about falling interest rates will likely be balanced by continued earnings pessimism over the next few months, but news should turn more positive as rate cuts work their way through the system. We are focusing on positioning the portfolio to benefit from a rebound in growth over the medium term while avoiding the negative impact of short-term earnings disappointments.
(Fund investment information on the next page.)

                                                        Inception: May 1, 1996

 International Opportunities Fund
 T. Rowe Price International, Inc.           Warren/Ford/Seddan/Bickford-Smith


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)
                                                               International
                                                                Opportunites
      Date            International Opportunities Fund         Benchmark (1)
      ----            --------------------------------         -------------
     5/1/1996                    10,000                            10,000
    5/31/1996                    10,024                             9,818
    6/30/1996                    10,129                             9,876
    7/31/1996                     9,820                             9,590
    8/31/1996                     9,971                             9,613
    9/30/1996                    10,191                             9,870
   10/31/1996                    10,150                             9,771
   11/30/1996                    10,609                            10,162
   12/31/1996                    10,672                            10,034
    1/31/1997                    10,544                             9,685
    2/28/1997                    10,672                             9,846
    3/31/1997                    10,659                             9,884
    4/30/1997                    10,701                             9,939
    5/31/1997                    11,332                            10,588
    6/30/1997                    11,796                            11,174
    7/31/1997                    12,113                            11,357
    8/31/1997                    10,992                            10,511
    9/30/1997                    11,719                            11,102
   10/31/1997                    10,863                            10,252
   11/30/1997                    10,859                            10,149
   12/31/1997                    10,880                            10,240
    1/31/1998                    11,254                            10,711
    2/28/1998                    11,932                            11,401
    3/31/1998                    12,346                            11,755
    4/30/1998                    12,435                            11,850
    5/31/1998                    12,390                            11,795
    6/30/1998                    12,416                            11,887
    7/31/1998                    12,560                            12,011
    8/31/1998                    10,980                            10,525
    9/30/1998                    10,715                            10,205
   10/31/1998                    11,680                            11,272
   11/30/1998                    12,199                            11,852
   12/31/1998                    12,611                            12,323
    1/31/1999                    12,484                            12,309
    2/28/1999                    12,268                            12,034
    3/31/1999                    12,769                            12,615
    4/30/1999                    13,241                            13,246
    5/31/1999                    12,623                            12,623
    6/30/1999                    13,112                            13,204
    7/31/1999                    13,358                            13,514
    8/31/1999                    13,495                            13,561
    9/30/1999                    13,581                            13,653
   10/31/1999                    14,038                            14,161
   11/30/1999                    15,021                            14,728
   12/31/1999                    16,900                            16,133
    1/31/2000                    15,833                            15,257
    2/29/2000                    16,711                            15,669
    3/31/2000                    16,885                            16,258
    4/30/2000                    15,946                            15,351
    5/31/2000                    15,446                            14,958
    6/30/2000                    16,250                            15,595
    7/31/2000                    15,693                            14,979
    8/31/2000                    16,033                            15,165
    9/30/2000                    15,020                            14,323
   10/31/2000                    14,413                            13,868
   11/30/2000                    13,655                            13,245
   12/31/2000                    14,136                            13,698
    1/31/2001                    14,305                            13,916
    2/28/2001                    13,024                            12,821
    3/31/2001                    12,015                            11,897
    4/30/2001                    12,974                            12,706
    5/31/2001                    12,412                            12,356
    6/30/2001                    11,876                            11,881

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                         % of         six months ago
                                      investments    % of investments
GlaxoSmithKline PLC                      4.6%              N/A
Total Fina SA                            2.7%              N/A
Shell Transport & Trading Co. PLC        2.3%              1.2%
Royal Bank of Scotland Group             2.2%              N/A
ING Groep NV                             2.1%              1.0%
Reed International PLC                   2.1%              0.7%
Canon, Inc.                              2.0%              0.9%
NTT Mobile Communications Network, Inc.  1.9%              1.1%
Rhone-Poulenc SA                         1.9%              0.1%
Vodafone AirTouch PLC                    1.8%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Intl. Opportunities  Intl. Opportunities MorningStar
                                 Fund              Benchmark(1)    Peer Group+
                          -------------------  ------------------- -----------
YTD**                           -15.98%              -13.25%        -13.81%
1 Year                          -26.92               -23.81         -24.30
3 Years                          -1.47%               -0.02           0.39
5 Years                           3.23                 3.77           4.80
Since Inception (5/1/96)          3.39                 3.39           N/A
Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                          % of                            %of
                       investments                    investments
United Kingdom            24.8%        Switzerland        4.5%
Japan                     18.2%        Germany            4.4%
France                    14.2%        United States      3.5%
Netherlands                7.6%        Sweden             3.2%
Italy                      5.9%        Hong Kong          2.6%


   (1) The International Opportunities Benchmark represents the MSCI EAFE from May 1996 to December 1998 and the MSCI All Country World Free Ex. US from January 1999 to present.
    * Total returns are for the period ended June 30, 2001 . Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Foreign Stock, Large Cap investment category.

                                                    Inception: August 31, 1999

 International Equity Fund
 Goldman Sachs Asset Management                            Maeda/Noble/Orchard


 During the second quarter of 2001, the International Equity Fund (the "Fund") generated a total cumulative return of 0.43%, versus the -1.25% total cumulative return of the Fund's benchmark, the MSCI EAFE Index (the "Index").
 During the quarter the Fund's performance was enhanced by positive stock selection. In particular, our positioning in the Information Technology, Consumer Discretionary and Industrials sectors was the most beneficial. Detractors from performance included holdings in Telecoms, Technology Hardware and Equipment. The entire Telecom sector continued to underperform, due to concerns about the companies' financial health in light of acquisitions and expenditure on third generation (3G) mobile phone licenses.
 In the U.S. there were some positive signs from the economy. Specifically, new home sales, consumer confidence and consumption surprised to the upside, which has given the market some hope that the Federal Reserve Board's actions are finally starting to take hold. In Europe, the weak Euro and inflationary pressures have prevented the ECB from reducing interest rates by any meaningful extent. However, going forward pricing pressures should ease given stable to declining energy prices, thus enabling room for rates to decline. Expectations are that the economy will trough in the second half of this year with the equity markets anticipating a more robust 2002. The UK economy has shown fewer signs of a significant slowdown, and as such, provides a more supportive environment for equities. While the risk of more weak earnings news remains in 2001, we believe that we are beginning to see a bottom in the equity market, with ample negative sentiment already being factored into the much maligned technology and telecommunications sectors. Given current weakness in the global economic environment and Asia's exposure to the commodity end of the manufacturing sector, we continue to position the portfolio relatively defensively. We are underweight the property sector in Hong Kong and Singapore as interest rate cuts have failed to stimulate a recovery in demand. We continue to favor defensive, high dividend yield plays, as well as companies that are relatively insulated from the external slowdown. We are positive on Australia for its defensive characteristics in such a market environment. The Japanese domestic economy is showing signs of weakness and it seems likely that 2001 GDP growth will be revised into negative territory. Also impacting the domestic market are the reform policies of Prime Minister Koizumi over which there is much debate in terms of political backing, pace and scale of any potential future reforms. Under these circumstances, we are selectively moving away from domestic names towards stocks which are more exposed to a recovery in global GDP. In conclusion, the U.S. outlook seems to be improving, and signs of a broader global slowdown seem to be abating, although the "old economy' seems as though it will recover before the "new economy.' In this environment, we continue to focus on finding outstanding companies across global sectors, positioning the portfolio for long-term global re-flation.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The MSCI EAFE Unhedged Index is unmanaged and does not include any fees or expenses. The Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.
Performance returns for the VST International Equity Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.
(Fund investment information on the next page.)

                                                    Inception: August 31, 1999

 International Equity Fund
 Goldman Sachs Asset Management                            Maeda/Noble/Orchard



                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                        International Equity    MSCI EAFE
            Date                Fund              Index
            ----        --------------------      -----
          8/31/1999            10,000            10,000
          9/30/1999             9,935            10,103
         10/31/1999            10,307            10,484
         11/30/1999            11,103            10,851
         12/31/1999            12,148            11,826
          1/31/2000            11,522            11,077
          2/29/2000            12,105            11,377
          3/31/2000            12,438            11,820
          4/30/2000            11,837            11,201
          5/31/2000            11,565            10,930
          6/30/2000            11,850            11,359
          7/31/2000            11,410            10,886
          8/31/2000            11,365            10,983
          9/30/2000            10,805            10,450
         10/31/2000            10,571            10,205
         11/30/2000            10,120             9,825
         12/31/2000            10,394            10,177
          1/31/2001            10,366            10,171
          2/28/2001             9,491             9,410
          3/31/2001             8,835             8,787
          4/30/2001             9,496             9,403
          5/31/2001             9,206             9,078
          6/30/2001             8,875             8,711
Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                                % of        six months ago
                             investments   % of investments
GlaxoSmithKline PLC              4.1%            N/A
Royal Duth Petroleum Co.         2.9%            N/A
Vodafone AirTouch PLC            2.6%            1.1%
Nestle SA                        2.4%            0.5%
Tesco PLC                        2.1%            N/A
BP Amoco PLC                     2.1%            0.8%
ING Groep NV                     1.9%            0.7%
Barclay's PLC                    1.8%            N/A
Diageo PLC                       1.7%            0.3%
Takeda Chemical Industries       1.6%            N/A

Average Annual Total Returns*
-------------------------------------------------------------------------------
-
                        International    MSCI EAFE      MorningStar
                         Equity Fund       Index        Peer Group+
                        -------------    ---------      -----------
YTD**                       -14.56%       -14.41%         -13.81%
1 Year                      -25.00        -23.32          -24.30
Since Inception (8/31/99)    -6.23         -7.25            N/A

Top Ten Countries (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                            % of                          % of
                         investments                   investments
United Kingdom              26.2%       Germany            6.4%
Japan                       24.4%       Sweden             3.7%
Switzerland                  9.2%       Italy              3.6%
France                       8.0%       Spain              3.0%
Netherlands                  7.9%       Australia          2.8%


    * Total returns are for the period ended June 30, 2001, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Foreign Stock with Large Cap investment category.

                                                        Inception: May 1, 1998

 Emerging Markets Equity Fund
 Morgan Stanley Investment Management Inc.                  Meyer/Ramachandran


 The portfolio rose 5.57% (on a net basis) versus a benchmark (MSCI EMF) return of 4.01% for the quarter ended June 30, 2001./1/
 The portfolio outperformed the benchmark during the quarter due to stock selection and country allocation. Stock selection in Taiwan, Brazil and Mexico added positively to relative performance. On a country allocation basis our underweight stance in Malaysia and Taiwan coupled with our overweight position in South Korea added positively to performance. Our underweight stance in South Africa detracted from performance.
 Despite continued concerns about a slowdown in global economic growth and earnings disappointments, the emerging markets rebounded during the quarter, posting a 4.0% return. This return was fueled by several US interest rate easings. As risk aversion diminished during the early part of the quarter, the emerging markets rallied. However in June, given the slower pace of US Fed interest rate cuts coupled with the slowdown in the global economy and concerns over earnings, investors became more cautious, and the emerging markets gave back some of their return.
 The emerging markets will continue to be subject to fluctuations in global market sentiment, yet are poised to perform strongly in the face of any improvement. With global interest rates falling, emerging markets have the potential to trade well in the medium term. These markets continue to offer attractive valuations.
 The information reflects the views of the portfolio manager at the time of this writing. Of course, these views may change in response to changing circumstances and market conditions.


                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

                              Emerging Markets            MSCI Emerging Markets
        Date                     Equity Fund                   Free Index
        ----
     5/01/1998                     10,000                        10,000
     5/31/1998                      8,688                         8,630
     6/30/1998                      7,960                         7,725
     7/31/1998                      8,533                         7,970
     8/31/1998                      5,845                         5,666
     9/30/1998                      6,556                         6,025
    10/31/1998                      7,081                         6,659
    11/30/1998                      7,668                         7,213
    12/31/1998                      7,113                         7,109
     1/31/1999                      6,934                         6,994
     2/28/1999                      6,732                         7,062
     3/31/1999                      7,603                         7,993
     4/30/1999                      8,545                         8,982
     5/31/1999                      7,990                         8,929
     6/30/1999                      9,227                         9,943
     7/31/1999                      8,932                         9,672
     8/31/1999                      8,752                         9,760
     9/30/1999                      8,575                         9,431
    10/31/1999                      9,055                         9,631
    11/30/1999                     10,559                        10,495
    12/31/1999                     12,900                        11,830
     1/31/2000                     12,556                        11,901
     2/29/2000                     13,602                        12,058
     3/31/2000                     13,829                        12,118
     4/30/2000                     12,047                        10,969
     5/31/2000                     11,234                        10,516
     6/30/2000                     12,012                        10,886
     7/31/2000                     11,066                        10,326
     8/31/2000                     11,162                        10,377
     9/30/2000                      9,707                         9,471
    10/31/2000                      8,762                         8,784
    11/30/2000                      7,691                         8,017
    12/31/2000                      7,726                         8,210
     1/31/2001                      8,827                         9,340
     2/28/2001                      7,938                         8,609
     3/31/2001                      7,092                         7,764
     4/30/2001                      7,533                         8,147
     5/31/2001                      7,613                         8,244
     6/30/2001                      7,488                         8,075

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Samsung Electronics                               4.6%                8.1%
China Telecom (Hong Kong), Ltd.                   3.8%                2.0%
Telefonos de Mexico SA                            3.4%                4.5%
Taiwan Semiconductor                              2.3%                N/A
Grupo Financiero Banamex Accival, SA de CV        2.1%                N/A
Petroleo Brasileiro SA                            1.9%                0.4%
Cellular CRT Participacoes                        1.8%                0.6%
United Microelectronics Corp.                     1.7%                N/A
Fomento Economico Mexicano SA de CV               1.7%                N/A
Surgutneftegaz                                    1.7%                1.3%
Average Annual Total Returns*
------------------------------------------------------------------------------
-
                             Emerging Markets    MSCI Emerging      MorningStar
                                Equity Fund    Markets Free Index   Peer Group+
                             ----------------  ------------------   ----------
-
YTD**                              -3.08%           -1.64%            -1.39%
1 Year                            -37.66           -25.82            -26.61
3 Years                            -2.02             1.49              1.23
Since Inception (5/1/98)           -8.74            -6.53              N/A
Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
United States               28.6%          India                        6.8%
South Korea                 13.9%          Brazil                       5.7%
Taiwan                      10.5%          Mexico                       5.2%
South Africa                 9.5%          Turkey                       2.7%
Hong Kong                    9.1%          Malaysia                     2.2%

    /1/Performance is for Class A shares.
   (1) Returns reflect extra-ordinary capital contribution of $445,000 in June 1999.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities. including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and the life products within the Morningstar variable universe having a Diversified Emerging Markets investment category.

                                                        Inception: May 1, 2001

 Health Sciences Fund
 Putnam Investments                                            Richard England

 The Health Sciences Fund returned +1.99% (net) for the two-month period of May 1, 2001 through June 30, 2001.
 In May, biotech topped the sub-sector list, followed by pharmaceuticals and medical technology; health-care services declined during the month. The Fund benefited from several stocks in its specialty pharmaceutical sub-sector, which rose over 12% during the month: Allergan (driven by the launch of a new glaucoma product), Elan (favorable reports on its product pipeline), and King Pharmaceuticals (product introductions). In the large-cap pharmaceutical area, American Home Products and Schering-Plough garnered good returns during the month while Sigma and United Health Care declined.
 In June, health-care services was the top performer, driven by a hospital sub-sector that rebounded following earlier profit-taking. In medical technology, a recovery in Medtronic, a cardiovascular device manufacturer whose stock had sold off on disappointing first-quarter revenues, aided performance.
 In pharmaceuticals, robust performance by drug delivery, generics, and specialty pharmaceuticals were offset by weakness in U.S.-branded pharmaceutical manufacturers due to concerns over a slowdown in arthritis treatment drugs and manufacturing problems at Schering-Plough. The Fund's strongest contributors to performance were HCA (leading hospital company), Medimmune (biotechnology company specializing in infectious diseases), Medtronic (cardiovascular devices), Gilead Sciences (biotech), and Ivax (generic drug manufacturer). Stocks that hindered performance included Waters, (research equipment), Merck (drug manufacturer), and Schering-Plough.
 The U.S. equity market remains volatile. We anticipate additional earnings disappointments, especially in those stocks leveraged to capital spending. It appears that the Federal Reserve Open Market Committee is becoming more confident that the economy is on track to avoid a recession. The full impact of their monetary and fiscal stimulus is expected to encourage economic growth in the fourth quarter of 2001 and into 2002.
 Given this scenario, the Fund is focusing on both health-care services and pharmaceutical stocks while reducing exposure to biotechnology and life sciences. The fundamental outlook for the health-care industries remains positive and the Fund's broad diversification across the different industry sectors should enable it to cushion declines in some areas while benefiting from new opportunities as they arise.
                                 [GRAPH]

                        Historical Fund Return

$10,000
Investment made 5/1/01
(Fund Inception Date)

                 Health Sciences     S&P         GSHI
                       Fund      500 Index/1/  Index/2/
   5/1/2001          10,000        10,000        10,000
   5/31/2001         10,241        10,067        10,220
   6/30/2001         10,199         9,822         9,962

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------

                                   % of            six months ago
                                investments       % of investments
Glaxo SmithKline PLC               0.1%                N/A
American Home Products Corp.       0.1%                N/A
Johnson & Johnson                  0.1%                N/A
Pharmacia Corp.                    0.1%                N/A
Merck & Co., Inc.                  0.1%                N/A
AstraZeneca Group PLC              0.1%                N/A
Medtronic, Inc.                    0.1%                N/A
HCA-The Healthcare Corp.           0.1%                N/A
Schering-Plough Corp.              0.1%                N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
-
                                 Health                       GSHI
                                Sciences       S&P 500     Health Care
                                  Fund         Index/1/      Index/2/
Since Inception (5/1/01)          1.99%*        -1.76%         0.32%

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
-
                     % of                                 % of
                  investments                          investments
Health Care          2.2%                   Energy        0.0%
Financial            0.1%
Technology           0.0%
Capital Equipment    0.0%
Retail               0.0%
   (1) "S&P 500" is an unmanaged stock index commonly used as a broad measure of stock market performance.
   (2) The Goldman Sachs Healthcare Index is a modified capitalization weighted index that measures the performance of US healthcare stocks. The index has a maximum individual stock weighting which is currently 7.5%. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future."
       Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.

                                                       Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment LLC                             J. DeSantis/T. Spicer
 Morgan Stanley Investment Management, Inc.                 T. Bigman/D. Funke

 The Real Estate Equity Fund is a multi-manager fund with two sub-advisers each of which employs its own independent investment approach in managing its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 II LLC selects real estate stocks using a combination of bottom-up fundamental equity research and quantitative tools. II LLC Real estate stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Morgan Stanley Investment Management (MSIM) uses a combination of top down market analysis to identify undervalued real estate property sectors and geographic regions and fundamental, bottom-up equity and real estate research to select stocks that are attractively priced relative to the underlying real estate value.
 As of June 30, 2001, II LLC managed approximately 49% and MSIM managed approximately 51% of the Fund's assets. For the year-to-date, the Fund returned 5.95% versus 9.81% for the Wilshire Real Estate Securities Index.

Independence Investment LLC
 The REIT industry has held up extremely well in this economic slowdown as evidenced by the past year's performance. Even as other "safe-havens' have come under pressure in this recent quarter, such as the Utility sector, the REIT market has held its ground and has even added to its year-to-date gains.
 During the second quarter of 2001, the Real Estate Equity portfolio underperformed its benchmark, the Wilshire Real Estate Securities Index, mainly due to common risk factors and, to a greater degree, stock selection. The fund owned a greater degree of larger capitalization, higher quality companies which dragged down relative performance. As the "junk-rally', which dominated the first quarter, continued into the beginning of the second quarter these strategies again hurt performance. Fortunately, towards the latter part of the period, these trends have shown signs of reversing. Stock selection had the greatest impact on relative return. Many of the companies had concentrations in areas most affected by the economic downturn. And although the slowdown has had somewhat of an impact on their operating performance, the market reaction is overdone.
 We expect the positive fundamentals of the group to continue to drive performance albeit at more normal levels of return (10-12%). While the economy searches for a bottom to this economic slowdown, REITs will continue to look attractive to investors with their high dividend yields and predictable growth. We believe the "junk-rally' is overdone and is starting to show signs of weakening. We believe quality companies with experienced management teams located in high barrier to entry markets will stage a comeback for the balance of the year. Therefore we are even more committed to maintain a quality/large-cap bias in the portfolio and to stick with companies with these characteristics.

Morgan Stanley Investment Management, Inc.
 REITs experienced a reversal of fortune throughout the first half of the year, as last year's losers outperformed last year's winners. Perhaps of greater significance was the strong relationship between dividend yield and stock performance. Aside from attracting investors for its dividend yield and defensive nature, the sector gained interest over the potential S&P index inclusion of REITs.
 Clearly, investors favored higher dividend stocks in the first half of the year; we continue to stress fundamentals and believe the current focus on income will run its course. To a lesser degree investors remained wary of apartment companies with high concentrations in Northern California, where rents and occupancies declined in markets where technology-led demand has cooled. As a result, stock selection suffered among those companies we owned for high-barrier-to-entry qualities. We note that these markets have had limited new supply and home affordability is among the lowest in the country.
 The top-down weightings in the portfolio reflect a more defensive stance given weakening economic fundamentals. We increased our overweighting to apartments, which we believe will likely experience favorable demand in a slowing economy as it is a necessity and will compete favorably with the alternative of purchasing a home. We reduced our overweighting to the office sector over continued concerns of reduced demand and potential new sub-lease space. The slowdown in the economy in 2001 will create a more challenging environment. However, given the declining levels of construction, the modest level of construction versus total supply outstanding, and historically low vacancy rates, the U.S. real estate market is better prepared than in previous periods for an economic slowdown. Based on the current valuation and the sector's defensive characteristics, investors may find it attractive given the recent performance and volatility in the equity markets.

                                                       Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment LLC                             J. DeSantis/T. Spicer
 Morgan Stanley Investment Management, Inc.                 T. Bigman/D. Funke

                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 7/1/91
(10-Year Period)

                                                            Wilshire Real
             Date             Real Estate Equity Fund        Estate Index
             ----             -----------------------       -------------
           7/1/1991                    10,000                  10,000
          7/31/1991                     9,993                   9,958
          8/31/1991                    10,031                   9,838
          9/30/1991                    10,154                   9,725
         10/31/1991                     9,973                   9,507
         11/30/1991                     9,781                   9,191
         12/31/1991                    10,667                   9,906
          1/31/1992                    11,092                  10,373
          2/29/1992                    10,972                  10,345
          3/31/1992                    10,938                  10,121
          4/30/1992                    10,792                   9,953
          5/31/1992                    11,107                   9,993
          6/30/1992                    10,827                   9,692
          7/31/1992                    11,145                   9,728
          8/31/1992                    11,179                   9,581
          9/30/1992                    11,455                   9,945
         10/31/1992                    11,660                  10,052
         11/30/1992                    11,797                  10,138
         12/31/1992                    12,375                  10,635
          1/31/1993                    13,333                  11,374
          2/28/1993                    13,919                  11,924
          3/31/1993                    14,896                  12,725
          4/30/1993                    14,076                  12,003
          5/31/1993                    13,850                  11,815
          6/30/1993                    14,130                  12,124
          7/31/1993                    14,323                  12,370
          8/31/1993                    14,418                  12,628
          9/30/1993                    15,260                  13,202
         10/31/1993                    14,977                  12,830
         11/30/1993                    14,331                  12,270
         12/31/1993                    14,515                  12,256
          1/31/1994                    14,860                  12,623
          2/28/1994                    15,475                  13,140
          3/31/1994                    15,010                  12,531
          4/30/1994                    15,110                  12,672
          5/31/1994                    15,415                  12,935
          6/30/1994                    15,008                  12,680
          7/31/1994                    14,922                  12,710
          8/31/1994                    14,943                  12,701
          9/30/1994                    14,860                  12,489
         10/31/1994                    14,223                  12,032
         11/30/1994                    13,743                  11,561
         12/31/1994                    14,931                  12,457
          1/31/1995                    14,415                  12,055
          2/28/1995                    14,718                  12,432
          3/31/1995                    14,757                  12,504
          4/30/1995                    14,570                  12,414
          5/31/1995                    15,189                  12,825
          6/30/1995                    15,430                  13,048
          7/31/1995                    15,721                  13,258
          8/31/1995                    15,830                  13,420
          9/30/1995                    16,207                  13,667
         10/31/1995                    15,663                  13,243
         11/30/1995                    15,726                  13,381
         12/31/1995                    16,769                  14,157
          1/31/1996                    16,964                  14,352
          2/29/1996                    17,142                  14,637
          3/31/1996                    17,296                  14,755
          4/30/1996                    17,238                  14,822
          5/31/1996                    17,559                  15,152
          6/30/1996                    17,924                  15,455
          7/31/1996                    17,868                  15,318
          8/31/1996                    18,621                  15,969
          9/30/1996                    19,136                  16,368
         10/31/1996                    19,634                  16,811
         11/30/1996                    20,313                  17,509
         12/31/1996                    22,314                  19,377
          1/31/1997                    22,559                  19,654
          2/28/1997                    22,541                  19,666
          3/31/1997                    22,412                  19,733
          4/30/1997                    21,737                  19,096
          5/31/1997                    22,417                  19,665
          6/30/1997                    23,567                  20,640
          7/31/1997                    24,201                  21,319
          8/31/1997                    24,047                  21,161
          9/30/1997                    26,138                  23,248
         10/31/1997                    25,195                  22,260
         11/30/1997                    25,517                  22,707
         12/31/1997                    26,156                  23,214
          1/31/1998                    25,413                  22,886
          2/28/1998                    24,963                  22,593
          3/31/1998                    25,591                  23,038
          4/30/1998                    24,791                  22,313
          5/31/1998                    24,620                  22,098
          6/30/1998                    24,542                  21,981
          7/31/1998                    22,881                  20,451
          8/31/1998                    20,817                  18,327
          9/30/1998                    22,252                  19,353
         10/31/1998                    21,697                  19,088
         11/30/1998                    22,004                  19,447
         12/31/1998                    21,786                  19,168
          1/31/1999                    21,189                  18,753
          2/28/1999                    20,671                  18,604
          3/31/1999                    20,568                  18,504
          4/30/1999                    22,747                  20,476
          5/31/1999                    23,343                  20,822
          6/30/1999                    23,098                  20,468
          7/31/1999                    22,327                  19,685
          8/31/1999                    22,226                  19,389
          9/30/1999                    21,168                  18,515
         10/31/1999                    20,724                  18,170
         11/30/1999                    20,561                  17,885
         12/31/1999                    21,419                  18,558
          1/31/2000                    21,448                  18,634
          2/29/2000                    20,991                  18,278
          3/31/2000                    22,117                  19,078
          4/30/2000                    23,416                  20,439
          5/31/2000                    23,735                  20,684
          6/30/2000                    24,347                  21,381
          7/31/2000                    26,752                  23,301
          8/31/2000                    25,876                  22,462
          9/30/2000                    27,009                  23,192
         10/31/2000                    25,829                  22,186
         11/30/2000                    26,386                  22,685
         12/31/2000                    28,121                  24,261
          1/31/2001                    27,926                  24,504
          2/28/2001                    27,438                  23,994
          3/31/2001                    27,243                  24,014
          4/30/2001                    27,765                  24,585
          5/31/2001                    28,354                  25,273
          6/30/2001                    29,794                  25,512

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments

Equity Office Properties Trust                    7.5%                4.0%
Avalonbay Communities, Inc.                       5.5%                4.0%
Equity Residential Properties Trust               5.3%                4.2%
Speiker Properties, Inc.                          5.1%                3.8%
Simon Property Group Inc.                         4.5%                2.2%
Boston Properties, Inc.                           4.0%                N/A
Public Storage, Inc.                              3.9%                2.1%
Archstone Communities Trust                       3.6%                N/A
Starwood Hotels & Resorts Worldwide               3.4%                N/A
Vornado Realty Trust                              3.3%                2.4%


Average Annual Total Returns*
------------------------------------------------------------------------------
                                Real Estate   Wilshire Real    MorningStar
                                Equity Fund   Estate Index(1)  Peer Group+
                                -----------   -------------    -----------
YTD**                               5.95%          9.81%           6.34%
1 Year                             22.37          24.60           19.11
3 Years                             6.68           6.62            5.38
5 Years                            10.70          11.51           10.63
10 Years                           11.54          10.03           11.09
------------------------------------------------------------------------------
Top Industries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of
                         investments
Financial                   95.0%
Consumer Cyclical            4.9%
Technology                   0.1%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Specialty Real Estate investment category.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment LLC                                J. Forrelli/J. Leu
 Capital Guardian Trust Company                                Management Team

 The Managed Fund is a multi-manager fund with two sub-advisers, each of which employs its own investment approach and independently manages its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 Independence has a normal target mix of 60% stocks and 40% bonds and selects stocks and bonds using a combination of fundamental equity research and quantitative tools. Capital Guardian has a normal target of 70% stocks and 30% bonds and selects stocks and bonds using a fundamental, research-driven approach. Capital Guardian also employs a multiple-manager approach by which each portfolio manager and the research analysts as a group each manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team.
 As of June 30, 2001, II LLC managed approximately 81.80% and Capital Guardian managed approximately 18.20% of the Fund's assets. The Fund returned -1.73% compared to -2.44% for the benchmark year-to-date.

Independence Investment LLC
 In the second quarter, the equity market outperformed the fixed income market for the first time since the fourth quarter of 1999. Your balanced portfolio performed very well for the quarter, returning 4.63% net, outperforming its benchmark. Equities contributed the vast majority of the return and the sectors that added the most value this quarter were Technology, Financials and Consumer Non-Cyclicals. On the negative side, stock selection within Retail and Health Care detracted from performance. The Fixed Income portion of the account had a negligible return for the quarter as bond investors became fearful that aggressive interest rate cuts by the Federal Reserve might reignite inflation in 2002.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We continue to overweight equities in your portfolio. We believe the economy is in the process of bottoming and companies will once again grow earnings at their historical 5% to 10% rate in 2002. We favor industrial and basic material companies that will have significant leverage with a global economic recovery and falling energy prices over the coming quarters. However, investors must be patient, waiting to see tangible evidence of the economic recovery over the remainder of the year.

Capital Guardian Trust Company
 Our overweight position in U.S. large caps was helpful to returns in two ways: large-cap indices provided solid returns, and relative outperformance was strong within the large-cap portfolios we manage. Good stock selection was also beneficial, as was our overweight position in technology stocks. We fully participated in April's bounce in NASDAQ-type names, and we were able to trim some of these positions on strength. On the bond side, results for the portfolios we manage were helped by our overweight position in corporate securities. Our participation in a number of new corporate issues was also beneficial.
 We are continuing to overweight equities. The upcoming tax refunds and the easing monetary policy should provide the economy with a shot in the arm, though the timing of a recovery will be hard to call. In the technology and telecommunications areas, many companies have lowered production below the level of demand in order to bring down excess inventories. Once inventory levels are reduced, production will have to pick up to meet current demand, and that should boost market sentiment. With the technology sector having reaffirmed its cyclical nature, however, investors are not likely to support the high multiples these stocks enjoyed in recent years. Looking at fixed income, corporate securities still look undervalued relative to Treasuries, but less so now that spreads have tightened. We continue to hold our high-conviction corporate issues, with an emphasis on triple-B credits, though we may begin to sell some of the more generic names represented in the index. We are now overweighted in the mortgage sector for the first time in years. Mortgage-backed securities look increasingly attractive now that rates appear to have bottomed and prepayment risk has been reduced.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment LLC                                 J. Forelli/J. Leu
 Capital Guardian Trust Company                                Management Team

                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
             Date                Managed Fund            Managed Benchmark(1)
             ----                ------------            --------------------
           7/1/1991                 10,000                    10,000
          7/31/1991                 10,237                    10,297
          8/31/1991                 10,482                    10,536
          9/30/1991                 10,512                    10,559
         10/31/1991                 10,643                    10,676
         11/30/1991                 10,500                    10,514
         12/31/1991                 11,215                    11,292
          1/31/1992                 11,041                    11,103
          2/29/1992                 11,119                    11,203
          3/31/1992                 10,977                    11,062
          4/30/1992                 11,209                    11,257
          5/31/1992                 11,368                    11,397
          6/30/1992                 11,402                    11,398
          7/31/1992                 11,719                    11,773
          8/31/1992                 11,631                    11,707
          9/30/1992                 11,777                    11,854
         10/31/1992                 11,666                    11,784
         11/30/1992                 11,898                    11,978
         12/31/1992                 12,080                    12,160
          1/31/1993                 12,236                    12,337
          2/28/1993                 12,422                    12,549
          3/31/1993                 12,646                    12,706
          4/30/1993                 12,457                    12,599
          5/31/1993                 12,644                    12,767
          6/30/1993                 12,833                    12,933
          7/31/1993                 12,819                    12,943
          8/31/1993                 13,252                    13,339
          9/30/1993                 13,303                    13,314
         10/31/1993                 13,457                    13,476
         11/30/1993                 13,329                    13,336
         12/31/1993                 13,482                    13,447
          1/31/1994                 13,797                    13,772
          2/28/1994                 13,432                    13,436
          3/31/1994                 13,037                    12,980
          4/30/1994                 13,105                    13,011
          5/31/1994                 13,107                    13,104
          6/30/1994                 12,977                    12,927
          7/31/1994                 13,268                    13,271
          8/31/1994                 13,475                    13,545
          9/30/1994                 13,191                    13,279
         10/31/1994                 13,248                    13,424
         11/30/1994                 13,043                    13,165
         12/31/1994                 13,181                    13,304
          1/31/1995                 13,429                    13,605
          2/28/1995                 13,831                    14,027
          3/31/1995                 14,012                    14,282
          4/30/1995                 14,323                    14,589
          5/31/1995                 14,872                    15,183
          6/30/1995                 15,090                    15,423
          7/31/1995                 15,330                    15,650
          8/31/1995                 15,514                    15,772
          9/30/1995                 15,973                    16,183
         10/31/1995                 16,004                    16,274
         11/30/1995                 16,518                    16,765
         12/31/1995                 16,753                    17,044
          1/31/1996                 17,011                    17,390
          2/29/1996                 16,940                    17,289
          3/31/1996                 16,959                    17,299
          4/30/1996                 16,993                    17,367
          5/31/1996                 17,197                    17,575
          6/30/1996                 17,361                    17,730
          7/31/1996                 16,981                    17,356
          8/31/1996                 17,126                    17,519
          9/30/1996                 17,664                    18,167
         10/31/1996                 18,094                    18,628
         11/30/1996                 18,788                    19,508
         12/31/1996                 18,548                    19,207
          1/31/1997                 18,987                    19,814
          2/28/1997                 19,053                    19,915
          3/31/1997                 18,609                    19,382
          4/30/1997                 19,112                    20,103
          5/31/1997                 19,667                    20,814
          6/30/1997                 20,199                    21,403
          7/31/1997                 21,341                    22,580
          8/31/1997                 20,737                    21,826
          9/30/1997                 21,434                    22,595
         10/31/1997                 21,220                    22,398
         11/30/1997                 21,728                    22,976
         12/31/1997                 22,023                    23,293
          1/31/1998                 22,267                    23,579
          2/28/1998                 23,278                    24,582
          3/31/1998                 24,139                    25,368
          4/30/1998                 24,302                    25,571
          5/31/1998                 24,223                    25,405
          6/30/1998                 24,904                    26,111
          7/31/1998                 24,647                    25,965
          8/31/1998                 22,339                    23,883
          9/30/1998                 23,107                    25,024
         10/31/1998                 24,336                    26,193
         11/30/1998                 25,352                    27,204
         12/31/1998                 26,519                    28,178
          1/31/1999                 26,922                    28,964
          2/28/1999                 26,189                    28,222
          3/31/1999                 26,747                    28,962
          4/30/1999                 27,517                    29,671
          5/31/1999                 27,082                    29,146
          6/30/1999                 28,044                    30,079
          7/31/1999                 27,456                    29,465
          8/31/1999                 27,284                    29,371
          9/30/1999                 26,938                    29,024
         10/31/1999                 27,980                    30,168
         11/30/1999                 28,159                    30,536
         12/31/1999                 28,933                    31,556
          1/31/2000                 27,851                    30,562
          2/29/2000                 27,472                    30,363
          3/31/2000                 29,451                    32,306
          4/30/2000                 29,015                    31,686
          5/31/2000                 28,763                    31,290
          6/30/2000                 29,284                    32,013
          7/31/2000                 29,127                    31,830
          8/31/2000                 30,459                    33,202
          9/30/2000                 29,519                    32,233
         10/31/2000                 29,672                    32,236
         11/30/2000                 28,419                    30,924
         12/31/2000                 28,940                    31,246
          1/31/2001                 29,667                    32,114
          2/28/2001                 28,264                    30,470
          3/31/2001                 27,181                    29,373
          4/30/2001                 28,700                    30,692
          5/31/2001                 28,890                    30,888
          6/30/2001                 28,439                    30,484

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments

Federal National Mortgage Assoc.                 14.7%               11.7%
U.S. Treasury                                     3.4%                3.3%
General Electric Co.                              2.6%                3.3%
Pfizer, Inc.                                      2.6%                0.6%
Microsoft Corp.                                   2.4%                3.6%
Citigroup, Inc.                                   2.2%                2.4%
Exxon Mobil Corp.                                 1.7%                1.0%
AOL Time Warner, Inc.                             1.5%                N/A
Verizon Communications                            1.3%                N/A
International Business Machines Corp.             1.2%                1.5%

Average Annual Total Returns*
------------------------------------------------------------------------------
                                         Managed        Managed    MorningStar
                                           Fund       Benchmark(1) Peer Group+
                                       -----------   ------------- -----------
YTD**                                     -1.73%        -2.44%       -2.16%
1 Year                                    -2.89         -4.78        -1.04
3 Years                                    4.52          5.30         4.46
5 Years                                   10.37         11.45        10.20
10 Years                                  11.02         11.49        10.95
------------------------------------------------------------------------------
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                   % of
                         investments                            investments
Governmental                19.9%        Capital Equipment          6.6%
Financial                   19.3%        Retail                     5.6%
Technology                  14.5%        Utility                    5.5%
Health Care                  9.5%        Energy                     5.1%
Consumer Cyclical            7.1%        Consumer Staple            3.9%

   (1) The Managed Benchmark represents 50% S&P 500/50% Lehman Brothers Government/Corporate Bond from April 1986 to December 1997, then 60% S&P 500/40% Lehman Brothers Government/Corporate Bond from 1998 to April 1998, and now 60% S&P 500/40% Lehman Brothers Aggregate Bond from May 1998 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Domestic Hybrid investment category.

                                                    Inception: August 31, 1999

 Aggressive Balanced Fund
 Independence Investment LLC                                 J. Forelli/J. Leu

 In the second quarter, the equity market outperformed the fixed income market for the first time since the fourth quarter of 1999. Your balanced portfolio performed very well for the quarter, returning 5.30% net, outperforming its benchmark. Equities contributed the vast majority of the return and the sectors that added the most value this quarter were Technology, Financials and Consumer Non-Cyclicals. On the negative side, stock selection within Retail and Health Care detracted from performance. The Fixed Income portion of the account had a negligible return for the quarter as bond investors became fearful that aggressive interest rate cuts by the Federal Reserve might reignite inflation in 2002.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We continue to overweight equities in your portfolio. We believe the economy is in the process of bottoming and companies will once again grow earnings at their historical 5% to 10% rate in 2002. We favor industrial and basic material companies that will have significant leverage with a global economic recovery and falling energy prices over the coming quarters. However, investors must be patient, waiting to see tangible evidence of the economic recovery over the remainder of the year.


                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                           Aggressive           Aggressive
                            Balanced             Balanced
         Date                 Fund             Benchmark(1)
         ----              ----------           ----------
       8/31/1999             10,000               10,000
       9/30/1999              9,830                9,823
      10/31/1999             10,274               10,298
      11/30/1999             10,383               10,455
      12/17/1999             10,709               10,905
       1/31/2000             10,222               10,485
       2/29/2000             10,011               10,367
       3/31/2000             10,876               11,162
       4/30/2000             10,679               10,902
       5/31/2000             10,611               10,733
       6/30/2000             10,782               10,988
       7/31/2000             10,730               10,884
       8/31/2000             11,341               11,431
       9/30/2000             10,895               10,997
      10/31/2000             10,990               10,980
      11/30/2000             10,417               10,376
      12/31/2000             10,553               10,462
       1/31/2001             10,816               10,783
       2/28/2001             10,150               10,070
       3/31/2001              9,632                9,603
       4/30/2001             10,319               10,153
       5/31/2001             10,358               10,219
       6/30/2001             10,142               10,042

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
--
                                                  % of          six months ago
                                               investments     % of investments
Federal National Mortgage Assoc.                 12.7%                4.5%
General Electric Co.                              4.1%                1.3%
Citigroup, Inc.                                   3.2%                1.5%
U.S. Treasury                                     3.1%                3.3%
Microsoft Corp.                                   3.0%                2.2%
Pfizer, Inc.                                      2.6%                0.3%
AOL Time Warner, Inc.                             2.1%                N/A
Exxon Mobil Corp.                                 2.1%                0.5%
Verizon Communications                            1.9%                N/A
International Business Machines Corp.             1.7%                0.9%

Average Annual Total Returns*
------------------------------------------------------------------------------
--
                            Aggressive          Aggressive     MorningStar
                             Balanced            Balanced         Peer
                               Fund             Benchmark(1)     Group+
                           -------------        ------------   ------------
YTD**                         -3.89%               -4.02%         -2.16%
1 Year                        -6.00                -8.61          -1.04
Since Inception (8/31/99)      0.74                 0.23           N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
--
                            % of                                        % of
                         investments                                investments
Technology                  18.6%          Retail                       7.4%
Governmental                16.2%          Consumer Cyclical            6.6%
Financial                   14.2%          Energy                       5.7%
Health Care                 10.1%          Utility                      4.8%
Capital Equipment            7.9%          Consumer Staple              4.6%


   (1) The benchmark represents 75% S&P 500 and 25% Lehman Brothers Aggregate Bond Index.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Domestic Hybrid investment category.

                                                        Inception: May 1, 1996

 Global Balanced Fund
 Capital Guardian Trust Company                                Management Team

 For the quarter ended June 30, 2001, the VST Global Balanced Fund returned 2.39%, beating the blended benchmark return (60% MSCI World/40% Salomon Brothers World Government Bond Index) of 1.08%.
 Our overweight position in U.S. large-cap equities was beneficial to returns. Among the asset classes we allocate to, U.S. large caps provided the best returns. Furthermore, relative performance was good for our U.S. large-cap portfolios. Overweighting emerging markets equities and underweighting non-U.S. small caps also helped returns. Hindering returns were our overweight positions in non-U.S. large caps and non-U.S. bonds.
 We think active stock selection will beat bond returns in the coming months and we are overweight most equity categories. Among the large-cap allocations, we favor both U.S. and non-U.S. stocks. Interest rates have come down more in the U.S. than elsewhere, and while the capitalization-weighted P/E for the S&P 500 remains high, valuations are reasonable outside the largest stocks in the index. The U.S. economy was first to slow and may be the first to regain momentum. Longer term, however, lower valuations, more room for improvement in profitability, and eventually a weaker dollar, should give non-U.S. equities an edge.
 Looking at fixed income, we think we are near the end of the Federal Reserve's easing cycle and we would be surprised to see the bond rally go much further. We continue to favor non-U.S. bonds over those in the U.S. While Europe has followed the U.S. in a pattern of slowing economic growth, European bonds have not rallied as much as their U.S. counterparts. Similarly, the ECB has been slow to cut short-term interest rates, resulting in Europe having higher short-term rates than the U.S. for the first time in years. Across the yield curve there seems to be more room for improvement in Europe than in the U.S.


                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 5/1/96
(Fund Inception Date)
                           Global Balanced       Global Balanced
          Date                  Fund           Composite Benchmark(1)
          ----             ---------------     ----------------------
        5/01/1996               9,992                 9,892
        6/30/1996              10,055                 9,940
        7/31/1996               9,956                 9,849
        8/31/1996              10,007                 9,898
        9/30/1996              10,257                10,068
       10/31/1996              10,315                10,085
       11/30/1996              10,678                10,397
       12/31/1996              10,673                10,280
        1/31/1997              10,509                 9,927
        2/28/1997              10,624                 9,986
        3/31/1997              10,568                 9,972
        4/30/1997              10,507                 9,942
        5/31/1997              11,089                10,498
        6/30/1997              11,433                10,909
        7/31/1997              11,471                10,941
        8/31/1997              10,986                10,435
        9/30/1997              11,471                10,907
       10/31/1997              11,127                10,460
       11/30/1997              10,967                10,291
       12/31/1997              10,955                10,320
        1/31/1998              11,195                10,632
        2/28/1998              11,630                11,136
        3/31/1998              11,807                11,311
        4/30/1998              11,952                11,457
        5/31/1998              11,952                11,413
        6/30/1998              11,914                11,439
        7/31/1998              11,962                11,494
        8/31/1998              11,270                10,652
        9/30/1998              11,434                10,701
       10/31/1998              12,220                11,596
       11/30/1998              12,442                11,898
       12/31/1998              12,925                12,314
        1/31/1999              12,913                12,250
        2/28/1999              12,390                11,901
        3/31/1999              12,557                12,234
        4/30/1999              12,777                12,571
        5/31/1999              12,313                12,072
        6/30/1999              12,412                12,279
        7/31/1999              12,784                12,662
        8/31/1999              12,771                12,716
        9/30/1999              12,780                12,890
       10/31/1999              12,911                13,211
       11/30/1999              12,991                13,450
       12/31/1999              13,586                14,251
        1/31/2000              12,794                13,540
        2/29/2000              12,819                13,718
        3/31/2000              13,194                14,254
        4/30/2000              12,656                13,557
        5/31/2000              12,722                13,373
        6/30/2000              12,990                13,781
        7/31/2000              12,724                13,448
        8/31/2000              12,891                13,699
        9/30/2000              12,570                13,216
       10/31/2000              12,497                13,014
       11/30/2000              11,946                12,645
       12/31/2000              12,352                12,949
        1/31/2001              12,722                13,093
        2/28/2001              12,056                12,428
        3/31/2001              11,553                11,797
        4/30/2001              12,268                12,305
        5/31/2001              12,111                12,198
        6/30/2001              11,830                11,925
        6/30/2001              11,830                11,925
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
U.S. Treasury                                    10.2%                N/A
Netherlands Government                            6.7%                N/A
Federal Republic of Germany                       3.3%                1.9%
Federal National Mortgage Assoc.                  2.5%                N/A
AstraZeneca Group PLC                             2.1%                0.3%
Government of Japan                               1.9%                5.6%
Kingdom of Spain                                  1.7%                N/A
Nokia Oyj                                         1.4%                0.9%
International-American Development Band           1.3%                N/A
Asian Development Bank                            1.2%                N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                         Global Balanced      Global Balanced       MorningStar
                              Fund         Composite Benchmark(1)   Peer Group+
                         ---------------   ----------------------   ----------
-
YTD**                         -4.23%               -7.91%              -6.01%
1 Year                        -8.93               -13.47               -5.84
3 Years                       -0.24                 1.40                0.97
5 Years                        3.30                 3.71                6.19
Since Inception (5/01/96)      3.31                 3.47                 N/A
Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                        %of
                         investments                                investments
United States               45.9%          Germany                      4.4%
Japan                        9.3%          France                       3.0%
Netherlands                  8.8%          Canada                       2.8%
Supra National               7.1%          Switzerland                  2.4%
United Kingdom               6.5%          Australia                    2.1%


   (1) International Balanced Composite Index: 65% Morgan Stanley Capital International World Index Excluding US, and 35% Salomon Brothers Non-US Govt. Bond Index, unhedged, May 1996 to April 2000, 65% MSCI World / 35% Salomon Brothers World Government Bond, Unhedged, May 2000 to October 2000 and 60% MSCI World / 40% Salomon Brothers World Government Bond, Unhedged, November 2000 to present
     * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
    **  Year-to-date total returns not annualized.
     + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a 60% World Stock, Large Cap, 10% General Bond Intermediate category and a 30% weighting of the International Bond category. Prior to May 2000 (concurrent with the Fund's strategy change), the peer group represents the International Hybrid investment category.

                                                        Inception: May 1, 1994

 Short-Term Bond Fund
 Independence Investment LLC                                           Jay Leu

 The 2nd quarter was certainly very transitional in nature. Early in the quarter, the Fed's easing was the market's primary driver. However, a surprise sudden weakening in economic indicators coupled with severe negative earnings announcements led to widespread questioning of the "V" shaped recovery and an aggressive response from the Federal Reserve in the form of an additional 125 basis point reduction in the funds rate.
 The Investment Grade Corporate sector posted excellent performance again during the quarter, making year to date performance for Corporate bonds one of the best periods in recent memory. Investors have responded positively to the generous yield levels available in the sector, allowing yield spreads to tighten in the face of record issuance. The Lehman 1-3 year Credit index outperformed comparable maturity Treasuries by 44 basis points over the quarter. Initially, industrial and finance issues both outperformed, but the former posted a stronger finish as investors clamored for higher yielding, more cyclical issues later in the quarter.
 The fund posted a total return of 1.38% during the quarter, marginally underperforming its benchmark, which returned 1.45% for the period. The slight lag was a function of the portfolio's exposure to other high quality spread sectors, which posted lower outperformance versus Treasuries for the period. Additionally, the portfolio's lower rated holdings are in the more defensive sectors such as energy, consumer non-cyclical and healthcare, which underperformed the more cyclical issues during the quarter. Securities that posted the best performance include: Gulf Canada, Lehman Brothers, First Union, Household International, Citicorp, Tenet Healthcare, Philip Morris and HCA Inc.
 Spread sectors will likely moderately outperform for the balance of the year. It seems likely that the manic buying and tightening activity (particularly in Corporates) has largely abated. Most of the prospective outperformance will come from "coupon clipping". Defensive sectors will likely lead performance, particularly if growth does not rebound as quickly as the market expects.

                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/94
(Fund Inception Date)

                              Short-Term                 Short-Term
            Date              Bond Fund              Bond Benckmark (1)
            ----              ----------            --------------------
          5/1/1994              10,000                     10,000
         5/31/1994               9,995                     10,013
         6/30/1994              10,010                     10,032
         7/31/1994              10,109                     10,137
         8/31/1994              10,125                     10,171
         9/30/1994              10,076                     10,117
        10/31/1994              10,074                     10,129
        11/30/1994              10,030                     10,074
        12/31/1994              10,030                     10,102
         1/31/1995              10,168                     10,258
         2/28/1995              10,327                     10,431
         3/31/1995              10,366                     10,489
         4/30/1995              10,467                     10,597
         5/31/1995              10,691                     10,844
         6/30/1995              10,772                     10,908
         7/31/1995              10,776                     10,935
         8/31/1995              10,844                     11,011
         9/30/1995              10,889                     11,072
        10/31/1995              10,992                     11,181
        11/30/1995              11,094                     11,300
        12/31/1995              11,185                     11,400
         1/31/1996              11,277                     11,502
         2/29/1996              11,185                     11,420
         3/31/1996              11,145                     11,385
         4/30/1996              11,118                     11,374
         5/31/1996              11,126                     11,381
         6/30/1996              11,210                     11,476
         7/31/1996              11,242                     11,516
         8/31/1996              11,261                     11,544
         9/30/1996              11,394                     11,669
        10/31/1996              11,526                     11,827
        11/30/1996              11,612                     11,940
        12/31/1996              11,594                     11,910
         1/31/1997              11,646                     11,964
         2/28/1997              11,659                     11,983
         3/31/1997              11,633                     11,954
         4/30/1997              11,731                     12,068
         5/31/1997              11,810                     12,154
         6/30/1997              11,891                     12,248
         7/31/1997              12,055                     12,426
         8/31/1997              12,036                     12,408
         9/30/1997              12,143                     12,522
        10/31/1997              12,241                     12,636
        11/30/1997              12,242                     12,663
        12/31/1997              12,330                     12,758
         1/31/1998              12,463                     12,906
         2/28/1998              12,462                     12,903
         3/31/1998              12,509                     12,952
         4/30/1998              12,565                     13,013
         5/31/1998              12,624                     13,089
         6/30/1998              12,678                     13,155
         7/31/1998              12,734                     13,216
         8/31/1998              12,868                     13,339
         9/30/1998              13,004                     13,523
        10/31/1998              12,993                     13,554
        11/30/1998              13,023                     13,591
        12/31/1998              13,053                     13,645
         1/31/1999              13,078                     13,721
         2/28/1999              13,037                     13,673
         3/31/1999              13,110                     13,781
         4/30/1999              13,151                     13,841
         5/31/1999              13,122                     13,824
         6/30/1999              13,159                     13,867
         7/31/1999              13,187                     13,896
         8/31/1999              13,230                     13,927
         9/30/1999              13,326                     14,028
        10/31/1999              13,367                     14,079
        11/30/1999              13,411                     14,120
        12/31/1999              13,435                     14,139
         1/31/2000              13,440                     14,146
         2/29/2000              13,524                     14,248
         3/31/2000              13,595                     14,318
         4/30/2000              13,634                     14,329
         5/31/2000              13,683                     14,380
         6/30/2000              13,839                     14,536
         7/31/2000              13,924                     14,629
         8/31/2000              14,027                     14,741
         9/30/2000              14,153                     14,856
        10/31/2000              14,186                     14,936
        11/30/2000              14,333                     15,081
        12/31/2000              14,505                     15,266
         1/31/2001              14,704                     15,501
         2/28/2001              14,826                     15,625
         3/31/2001              14,934                     15,753
         4/30/2001              14,980                     15,809
         5/31/2001              15,065                     15,918
         6/30/2001              15,124                     15,983

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments
Federal National Mortgage Assoc.                20.6%                2.8%
U.S. Treasury                                   13.6%                1.9%
Quebec Province Canada                           3.6%                N/A
Premier Auto Trust                               3.1%                N/A
General Electric Capital Corp.                   3.1%                N/A
Province of Ontario                              2.9%                N/A
Ford Motor Credit Co.                            2.4%                1.4%
Ford Credit Auto Owner Trust                     2.4%                N/A
Residential Funding and Mortgage Sec.            2.2%                N/A
Household Finance Corp.                          1.9%                0.9%

Average Annual Total Returns*
------------------------------------------------------------------------------
                           Short-Term           Short-Term         MorningStar
                            Bond Fund        Bond Benchmark(1)     Peer Group+
                         ---------------   ---------------------   -----------
YTD**                          4.23%               4.69%               3.50%
1 Year                         9.26                9.95                8.40
3 Years                        6.05                6.70                5.45
5 Years                        6.17                6.85                6.51
Since Inception (5/1/94)       5.94                6.76                 N/A

Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                            Duration
Short Term              4.64%             (less than) 1 Year        33.27%
AAA                    48.91%             1-3 Years                 52.35%
AA                      5.79%             3-5 Years                 13.97%
A                      26.19%             5-10 Years                  .41%
BBB                    13.71%
BB                       .76%

   (1) Short-Term Bond Index represents the Merrill Lynch 1-5 year Government Bond from May 1994 to April 1998, 65% Lehman Brothers 1-3 year Credit Bond. 35% Lehman Brothers 1-3 year Government Index, May 1998 to present.
     * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
    **  Year-to-date total returns not annualized.
     + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Short-Term Bond Investment category. Prior to May 1998 (concurrent with the Fund's strategy change), the peer group represents the Short Term Government Bond category.

                                                        Inception: May 1, 1998

 Bond Index Fund
 Mellon Bond Associates, LLP                                    Gregory Curran


 The fund continues to meet its investment objective of matching the performance of the benchmark index. The benchmark includes U.S. dollar-based, fixed-coupon debt from the U.S. Government, its agencies, including mortgage backed securities, and investment-grade credit securities. Performance net of fees for the portfolio was 0.45% for the second quarter, 10.98% for the year ending June and 6.06% (annualized) since inception in May 1998. Corresponding returns for the benchmark(/1/) were 0.56%, 11.29% and 6.40%. The fund uses a representative sample of issues selected through proprietary quantitative techniques. Selected issues have the best risk-adjusted expected return and, as a group, match the characteristics of the 6,400 issues in the Index including price sensitivity, sector, industry, coupon, and credit quality exposures. An indexed portfolio typically eliminates many risks associated with active management and has lower fees and expenses.
 The benchmark conversion from the Lehman Government Credit Index to the Lehman Aggregate Index occurred during the first quarter and was fine tuned in the second quarter. The Aggregate Index outperformed the Government Credit Index by 26 basis points (0.26%) this quarter while taking on less interest rate and credit risk. The effective duration of the Aggregate Index was 4.75 at quarter end while the Government Credit Index was 5.47. The inclusion of mortgage backed securities in the Aggregate Index results in a lower effective duration because mortgage holders have the option to prepay their mortgages, either because they refinance, move or simply pay off the loan. This prepayment is passed on to investors in the form of returned principal, causing the average maturity to be shorter than the typical 15 year or 30 year final maturity.

                             Historical Fund Return
                                    [GRAPH]
$10,000
Investment made 5/1/98
(Fund Inception Date)

           Date           Bond Index Fund     Bond Index Benchmark(1)
           ----           ---------------     -----------------------
         5/01/1998             10,000                 10,000
         5/31/1998             10,102                 10,107
         6/30/1998             10,211                 10,210
         7/31/1998             10,220                 10,218
         8/31/1998             10,461                 10,418
         9/30/1998             10,757                 10,715
        10/31/1998             10,689                 10,639
        11/30/1998             10,703                 10,703
        12/31/1998             10,720                 10,729
         1/31/1999             10,795                 10,805
         2/28/1999             10,521                 10,548
         3/31/1999             10,584                 10,601
         4/30/1999             10,609                 10,627
         5/31/1999             10,485                 10,518
         6/30/1999             10,450                 10,485
         7/31/1999             10,420                 10,456
         8/31/1999             10,414                 10,447
         9/30/1999             10,497                 10,541
        10/31/1999             10,514                 10,569
        11/30/1999             10,513                 10,562
        12/31/1999             10,445                 10,498
         1/31/2000             10,425                 10,495
         2/29/2000             10,551                 10,626
         3/31/2000             10,713                 10,779
         4/30/2000             10,666                 10,726
         5/31/2000             10,640                 10,717
         6/30/2000             10,855                 10,935
         7/31/2000             10,957                 11,051
         8/31/2000             11,123                 11,207
         9/30/2000             11,165                 11,250
        10/31/2000             11,245                 11,320
        11/30/2000             11,445                 11,514
        12/31/2000             11,678                 11,741
         1/31/2001             11,840                 11,938
         2/28/2001             11,942                 12,042
         3/31/2001             11,993                 12,102
         4/30/2001             11,938                 12,051
         5/31/2001             12,008                 12,124
         6/30/2001             12,047                 12,170
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                              % of          six months ago
                                           investments     % of investments
U.S. Treasury                                24.0%              27.7%
Federal National Mortgage Assoc.             18.2%               2.9%
Federal Home Loan Mortgage Corp.             17.0%               3.7%
Government National Mortgage Assoc.           8.1%               N/A
Federal Home Loan Bank                        2.5%               0.4%
Morgan Stanley Capital, Inc.                  1.5%               N/A
General Motors Acceptance Corp.               1.0%               0.5%
Associates Corp. of North America             0.9%               N/A
Federal Home Loan Bank Discount Note          0.8%               N/A
Province of Ontario                           0.6%               0.3%
Average Annual Total Returns*
------------------------------------------------------------------------------
                                   Bond Index    Bond Index    MorningStar
                                      Fund      Benchmark(1)   Peer Group+
                                   -----------  ------------   -----------
YTD**                                 3.16%        3.65%          3.17%
1 Year                               10.98        11.29           8.66
3 Years                               5.67         6.03           4.75
Since Inception (5/1/98)              6.06         6.40           N/A
Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                            Duration
Short Term                 0.50%       less than 1 Year         4.50%
AAA                       75.00%               1-3 Years       12.40%
AA                         6.40%               3-5 Years       17.80%
A                         10.10%              5-10 Years       49.80%
BBB                        8.00%   greater than 10 Years       15.50%

   (1) The benchmark is the Lehman Government Credit Index from May 1998 through January 2001, linked to the Lehman Aggregate Index from February 2001 going forward.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data are as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a General Bond Intermediate High Quality investment category.

                                                     Inception: March 29, 1986

 Active Bond Fund
 John Hancock Advisers, Inc.                                          James Ho

 During the quarter, the portfolio gained 0.93%, outperforming the Lehman Aggregate Index at 0.56% by 37 basis points.
 The portfolio's overweight position in investment grade corporate bonds and underweight position in Treasuries relative to the index added to performance results during the quarter.
 As high yield bonds were the worst performing sector during the period, the portfolio's overweight position relative to the index detracted from performance results. Year-to-date, however, the portfolio's overweighting in high yield bonds has added to performance results.
 In the near-term, we will continue to maintain above average liquidity in the portfolio, with an overweight position in better quality, more defensive names. Very recently, we've included some of the economically sensitive sectors, such as autos and financials, though the move has not been a dramatic one. We will maintain our slightly shorter duration position, as we expect the yield curve to flatten as the economy improves. We'll continue to look for attractive values among lower-rated investment grade issues. Our slight underweighting in mortgage securities is likely to remain constant, and we are beginning to emphasize more defensive securities with higher coupons of between 7% and 7.5%. We have increased our emerging market position slightly and continue to look closely at this sector as it may present opportunities in the near-term, especially if the U.S. economy rebounds.

                                     [GRAPH]
                             Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
          Date              Active Bond Fund        Active Bond Benchmark(1)
          ----              ----------------        ------------------------
        7/1/1991                 10,000                      10,000
       7/31/1991                 10,107                      10,126
       8/31/1991                 10,337                      10,359
       9/30/1991                 10,547                      10,575
      10/31/1991                 10,650                      10,670
      11/30/1991                 10,739                      10,776
      12/31/1991                 11,074                      11,139
       1/31/1992                 10,967                      10,975
       2/29/1992                 10,996                      11,033
       3/31/1992                 10,968                      10,972
       4/30/1992                 11,039                      11,038
       5/31/1992                 11,223                      11,252
       6/30/1992                 11,369                      11,417
       7/31/1992                 11,643                      11,710
       8/31/1992                 11,770                      11,814
       9/30/1992                 11,928                      11,975
      10/31/1992                 11,783                      11,791
      11/30/1992                 11,746                      11,781
      12/31/1992                 11,923                      11,983
       1/31/1993                 12,136                      12,245
       2/28/1993                 12,388                      12,499
       3/31/1993                 12,456                      12,542
       4/30/1993                 12,534                      12,638
       5/31/1993                 12,527                      12,632
       6/30/1993                 12,784                      12,919
       7/31/1993                 12,892                      13,001
       8/31/1993                 13,165                      13,300
       9/30/1993                 13,230                      13,347
      10/31/1993                 13,244                      13,402
      11/30/1993                 13,144                      13,250
      12/31/1993                 13,206                      13,309
       1/31/1994                 13,398                      13,508
       2/28/1994                 13,153                      13,214
       3/31/1994                 12,873                      12,890
       4/30/1994                 12,759                      12,783
       5/31/1994                 12,737                      12,760
       6/30/1994                 12,724                      12,731
       7/31/1994                 12,930                      12,985
       8/31/1994                 12,961                      12,990
       9/30/1994                 12,810                      12,794
      10/31/1994                 12,789                      12,780
      11/30/1994                 12,765                      12,757
      12/31/1994                 12,867                      12,841
       1/31/1995                 13,112                      13,088
       2/28/1995                 13,425                      13,392
       3/31/1995                 13,530                      13,481
       4/30/1995                 13,726                      13,669
       5/31/1995                 14,317                      14,241
       6/30/1995                 14,439                      14,355
       7/31/1995                 14,377                      14,299
       8/31/1995                 14,543                      14,482
       9/30/1995                 14,689                      14,630
      10/31/1995                 14,928                      14,845
      11/30/1995                 15,152                      15,090
      12/31/1995                 15,382                      15,312
       1/31/1996                 15,473                      15,407
       2/29/1996                 15,175                      15,080
       3/31/1996                 15,083                      14,954
       4/30/1996                 15,006                      14,850
       5/31/1996                 15,003                      14,825
       6/30/1996                 15,155                      15,024
       7/31/1996                 15,203                      15,058
       8/31/1996                 15,214                      15,022
       9/30/1996                 15,490                      15,290
      10/31/1996                 15,819                      15,646
      11/30/1996                 16,067                      15,934
      12/31/1996                 16,013                      15,757
       1/31/1997                 16,073                      15,776
       2/28/1997                 16,149                      15,809
       3/31/1997                 15,978                      15,621
       4/30/1997                 16,196                      15,849
       5/31/1997                 16,378                      15,996
       6/30/1997                 16,593                      16,188
       7/31/1997                 17,090                      16,684
       8/31/1997                 16,923                      16,497
       9/30/1997                 17,197                      16,756
      10/31/1997                 17,345                      17,024
      11/30/1997                 17,441                      17,114
      12/31/1997                 17,632                      17,294
       1/31/1998                 17,874                      17,538
       2/28/1998                 17,859                      17,503
       3/31/1998                 17,960                      17,557
       4/30/1998                 18,047                      17,645
       5/31/1998                 18,208                      17,833
       6/30/1998                 18,382                      18,015
       7/31/1998                 18,417                      18,030
       8/31/1998                 18,598                      18,381
       9/30/1998                 19,024                      18,907
      10/31/1998                 18,846                      18,773
      11/30/1998                 19,027                      18,885
      12/31/1998                 19,084                      18,931
       1/31/1999                 19,259                      19,065
       2/28/1999                 18,864                      18,611
       3/31/1999                 18,999                      18,704
       4/30/1999                 19,058                      18,751
       5/31/1999                 18,852                      18,558
       6/30/1999                 18,805                      18,501
       7/31/1999                 18,767                      18,449
       8/31/1999                 18,730                      18,434
       9/30/1999                 18,897                      18,600
      10/31/1999                 18,935                      18,669
      11/30/1999                 19,002                      18,667
      12/31/1999                 18,904                      18,577
       1/31/2000                 18,825                      18,516
       2/29/2000                 19,037                      18,740
       3/31/2000                 19,229                      18,987
       4/30/2000                 19,155                      18,932
       5/31/2000                 19,138                      18,923
       6/30/2000                 19,540                      19,316
       7/31/2000                 19,696                      19,492
       8/31/2000                 19,995                      19,775
       9/30/2000                 20,107                      19,899
      10/31/2000                 20,214                      20,031
      11/30/2000                 20,483                      20,359
      12/31/2000                 20,880                      20,738
       1/31/2001                 21,222                      21,076
       2/28/2001                 21,398                      21,259
       3/31/2001                 21,497                      21,366
       4/30/2001                 21,421                      21,276
       5/31/2001                 21,569                      21,404
       6/30/2001                 21,636                      21,485

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
--
                                              % of             six months ago
                                           investments        % of investments
Government National Mortgage Assoc.           17.6%                21.5%
Federal National Mortgage Assoc.              13.7%                10.2%
U.S. Treasury                                  7.8%                17.9%
Amresco Residential Securities                 1.0%                 1.0%
GMAC Commercial Mortgage Securities, Inc.      1.0%                 1.3%
UCFC Home Equity Loan                          0.9%                 1.5%
Household Financial Corp.                      0.9%                 N/A
Cleveland Electric Illuminating Co.            0.8%                 0.8%
New York Life Insurance Co.                    0.7%                 0.7%
CSC Holdings, Inc.                             0.7%                 0.3%

Average Annual Total Returns*
----------------------------------------------------------------------------
                             Active Bond       Active Bond       MoringStar
                                Fund           Benchmark(1)     Peer Group+
                             ------------      ------------     -----------
YTD**                            3.63%             3.60%            3.17%
1 Year                          10.73             11.23             8.66
3 Years                          5.58              6.05             4.75
5 Years                          7.38              7.42             6.55
10 Years                         8.02              7.75             7.65
Fund Composition (as of June 30, 2001)
----------------------------------------------------------------------------
Credit Quality                         Duration
Short Term              5.90%          less than 1 Year          7.10%
AAA                    43.70%                    1-3 Years       5.50%
AA                      4.10%                    3-5 Years      26.20%
A                      11.40%                    5-10 Years     44.40%
BBB                    23.20%       greater than 10 Years       16.80%
BB                      7.60%
B                       3.20%
NR/NA                    .90%

   (1) The Active Bond Benchmark represents the Lehman Brothers Government/Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.
     * Total returns are for the period ended June 30, 2001, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
    **  Year-to-date total returns not annualized.
     + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having an Intermediate Term Bond investment category.

                                                      Inception: June 30, 2000

 Active Bond II Fund (Formerly Core Bond Fund)
 John Hancock Advisers, Inc.                                          James Ho


 Effective January 1, 2001 John Hancock Advisors. Inc. assumed management of the Fund.
 During the quarter the portfolio gained 0.46%, underperforming the Lehman Aggregate Index at 0.56% by 10 basis points.
 The portfolio's overweight position in investment grade corporate bonds and underweight position in Treasuries relative to the index added to performance results during the quarter.
 As high yield bonds were the worst performing sector during the period, the portfolio's overweight position relative to the index detracted from performance results. Year-to-date, however the portfolio's overweighting in high yield bonds has added to performance results.
 In the near-term, we will continue to maintain above average liquidity in the portfolio, with an overweight position in better quality, more defensive names. Very recently, we've included some of the economically sensitive sectors, such as autos and financials, though the move has not been a dramatic one. We will maintain our slightly shorter duration position, as we expect the yield curve to flatten as the economy improves. We'll continue to look for attractive values among lower-rated investment grade issues. Our slight underweighting in mortgage securities is likely to remain constant, and we are beginning to emphasize more defensive securities with higher coupons of between 7% and 7.5%. We have increased our emerging market position slightly and continue to look closely at this sector as it may present opportunities in the near-term, especially if the U.S. economy rebounds.

                                     [GRAPH]
                             Historical Fund Return
$10,000
Investment made 6/30/00
(Fund Inception Date)
                                                           Lehman Brothers
                              Active Bond II                  Aggregate
            Date                   Fund                       Bond Index
            ----               -----------                 ---------------
        6/30/2000                 10,000                        10,000
                                  10,076                        10,091
                                  10,214                        10,237
                                  10,278                        10,302
                                  10,339                        10,370
                                  10,511                        10,540
       12/31/2000                 10,700                        10,736
                                  10,891                        10,911
                                  10,960                        11,006
                                  11,008                        11,061
                                  10,952                        11,014
                                  11,020                        11,080
        6/30/2001                 11,046                        11,123

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Federal National Mortgage Assoc.                  24.8%             33.2%
U.S. Treasury                                     11.9%             13.6%
Government National Mortgage Assoc.                9.3%              6.7%
Federal Home Loan Mortgage Corp.                   4.3%              3.3%
Target Corp.                                       1.7%              1.7%
General Motors Acceptance Corp.                    1.7%              1.7%
United Airlines                                    1.7%              1.7%
TOSCO Corp.                                        1.7%              1.7%
General Electric Capital Corp.                     1.7%              1.7%
International Speedway Corp.                       1.7%              1.7%
Average Annual Total Returns*
------------------------------------------------------------------------------
                                   Active Bond II  Lehman Brothers  MorningStar
                                        Fund       Aggregate Bond   Peer Group+
                                   --------------  ---------------  ----------
YTD**                                   3.24%           3.60%          3.17%
1 Year                                 10.46           11.23           8.66
Since Inception (6/30/00)              10.46           11.23            N/A
Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                                     Duration

Short Term                           7.20%       less than 1 Year       7.20%
AAA                                 52.90%               1-3 Years     12.20%
AA                                   2.80%               3-5 Years     25.40%
A                                   12.00%              5-10 Years     42.30%
BBB                                 19.10%   greater than 10 Years     12.90%
BB                                   3.30%
B                                    2.40%
NR/NA                                 .30%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
     Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Intermediate Term Bond investment category.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having an Intermediate-Term Bond investment category.

                                                        Inception: May 1, 1998

 High Yield Bond Fund
 Wellington Management Company, LLP                      Crawford/Smith/McEvoy

 During the quarter, the Fund decreased -2.9% compared to a -2.3% return of the Lehman High Yield Index. For the first half of the year, the return on the Fund has been 5.33%, compared to the 3.93% return of the Lehman HY Index.
 The high yield market had an unusual quarter. The Lehman HY Index had a return of -2.3%, trailing the 0.6% return of the Lehman Aggregate (a proxy for investment grade bonds). Yet, while underperforming, the spread of the high yield market still tightened from 763 basis points to 730 basis points over the 10 year US Treasury during the quarter. This phenomenon resulted, in large part, because of the high amount of defaults during the quarter. A high yield issue is removed from the Lehman HY index when it defaults, often reducing the yield of the index since the issue was most likely distressed in the previous months. A period of high defaults can cause the removal of many high-yielding issues, reducing the yield of the market, but not delivering a commensurate return. During the quarter, holdings in 4 issuers defaulted. We continue to hold the securities of these companies based on current depressed valuations, but with a preference of minimizing non-paying securities.
 The second quarter of 2001 saw higher-quality high yield bonds get back to outperforming lower quality high yield bonds by a large margin. Within high yield, lower quality ("B-rated") issues underperformed higher quality bonds ("BB-rated") for the quarter.
 As we look ahead, our strategy remains the same. We will continue to adhere to our long-running preference for issuers that have recurring revenue from repeat customers. To that end, telecommunications and cable continue to be two of the largest industry weightings in the Fund.


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

                                                          Lehman Brothers
                                                             High Yield
             Date                  High-Yield Bond Fund      Bond Index
             ----                  --------------------   ---------------
            5/1/1998                     10,000                10,000
           5/31/1998                      9,987                10,035
           6/30/1998                     10,028                10,071
           7/31/1998                     10,075                10,129
           8/31/1998                      9,309                 9,569
           9/30/1998                      9,280                 9,612
          10/31/1998                      9,120                 9,415
          11/30/1998                      9,802                 9,806
          12/31/1998                      9,702                 9,817
           1/31/1999                      9,875                 9,962
           2/28/1999                      9,884                 9,903
           3/31/1999                     10,061                 9,998
           4/30/1999                     10,214                10,192
           5/31/1999                      9,992                10,054
           6/30/1999                      9,989                10,033
           7/31/1999                      9,993                10,073
           8/31/1999                      9,924                 9,961
           9/30/1999                      9,874                 9,889
          10/31/1999                      9,806                 9,824
          11/30/1999                     10,089                 9,940
          12/31/1999                     10,200                10,051
           1/31/2000                     10,132                10,008
           2/29/2000                     10,123                10,027
           3/31/2000                      9,876                 9,817
           4/30/2000                      9,945                 9,832
           5/31/2000                      9,777                 9,731
           6/30/2000                     10,006                 9,930
           7/31/2000                     10,121                10,005
           8/31/2000                     10,203                10,073
           9/30/2000                      9,974                 9,985
          10/31/2000                      9,578                 9,666
          11/30/2000                      9,016                 9,283
          12/31/2000                      9,097                 9,462
           1/31/2001                      9,829                10,171
           2/28/2001                     10,014                10,306
           3/31/2001                      9,866                10,063
           4/30/2001                      9,755                 9,938
           5/31/2001                      9,951                10,117
           6/30/2001                      9,582                 9,834

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments

Allied Waste North America                        2.0%               N/A
Charter Communications Holdings, LLC              1.9%               0.8%
Nextel Communications, Inc.                       1.9%               1.4%
Time Warner Telecom, Inc.                         1.9%               N/A
Calpine Corp.                                     1.9%               N/A
EchoStar DBS Corp.                                1.9%               1.0%
Amkor Technologies, Inc.                          1.8%               N/A
Fairchild Semiconductor Corp.                     1.7%               0.9%
Alaris Medical Systems, Inc.                      1.6%               N/A
Global Crossing Holdings, Ltd.                    1.6%               0.3%

Average Annual Total Returns*
------------------------------------------------------------------------------
                                      High Yield   L/B High-
Yield   MorningStar
                                      Bond Fund       Bond Index    Peer Group+
                                     ------------ ---------------- -----------
-
YTD**                                   5.33%            3.93%         1.35%
1 Year                                 -4.25            -0.96         -4.14
3 Years                                -1.51            -0.79         -2.32
Since Inception (5/1/98)               -1.34            -0.53          N/A

Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                                     Duration
Short Term                           2.99%       less than 1 Year       2.99%
BBB                                  1.01%               1-3 Years      3.61%
BB                                  27.86%               3-5 Years      9.55%
B                                   58.70%              5-10 Years     81.76%
Below B                              8.80%   greater than 10 Years      1.81%
NR/NA                                 .64%            Equity/Other      0.28%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a High Yield investment category.

                                                        Inception: May 1, 1996

 Global Bond Fund
 Capital Guardian Trust Company                                Management Team

 For the quarter ended June 30, 2001, the Global Bond Fund returned (1.59%), which was slightly below the Salomon Brothers World Government Bond Index return of (1.57%).
 Overall, significant spread tightening in credit markets in April and much of May helped relative performance, though government bonds were a drag on absolute returns. We remained overweight in European bonds, which hurt returns, though we hedged some of our euro exposure as the common currency continued to weaken. In Japan, our underweight detracted from performance as yields fell further.
 We began adding mortgage-backed securities in the United States when the diminishing risk of mortgage prepayments made this area attractive as rates fell. High-grade as well as high-yield spreads narrowed after investors anticipated improving corporate profitability in the next six to nine months. A spate of negative earnings preannouncements from technology companies in May and June, however, caused corporates to give back some of their earlier gains. With the Federal Reserve well into its easing cycle and rebates hitting U.S. taxpayers' mailboxes this summer, we believe government yields have entered a bottoming phase and we will begin to see economic activity improve. We do not anticipate maintaining our underweight position on the euro for long as higher real yields in Europe should eventually favor euro-denominated assets over dollar-denominated assets. In Japan, we still see very little upside, with 10-year yields hovering around 1.20% and overnight rates essentially at zero.
 As the U.S. and European economies begin to establish a bottom and investors anticipate longer-term recoveries, we believe mortgage-backed securities in the United States will outperform, as will U.S. and European corporates. Even with the most recent pull-back in the corporate sector, we believe this area still offers the most value and upside potential for investors.

                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)
                          Global Bond             Global Bond
       Date                  Fund                Benchmark (1)
       ----               -----------            -------------
      5/01/1996             10,000                   10,000
      5/31/1996              9,983                   10,002
      6/30/1996             10,068                   10,123
      7/31/1996             10,103                   10,163
      8/31/1996             10,112                   10,184
      9/30/1996             10,297                   10,371
     10/31/1996             10,490                   10,587
     11/30/1996             10,674                   10,775
     12/31/1996             10,671                   10,704
     01/31/1997             10,723                   10,763
     02/28/1997             10,755                   10,801
     03/31/1997             10,634                   10,697
     04/30/1997             10,761                   10,847
     05/31/1997             10,871                   10,938
     06/30/1997             11,021                   11,082
     07/31/1997             11,262                   11,351
     08/31/1997             11,194                   11,281
     09/30/1997             11,396                   11,456
     10/31/1997             11,459                   11,599
     11/30/1997             11,518                   11,661
     12/31/1997             11,638                   11,787
     01/31/1998             11,775                   11,939
     02/28/1998             11,795                   11,958
     03/31/1998             11,844                   12,015
     04/30/1998             11,899                   12,078
     05/31/1998             12,012                   12,206
     06/30/1998             12,101                   12,296
     07/31/1998             12,133                   12,344
     08/31/1998             12,316                   12,556
     09/30/1998             12,624                   12,852
     10/31/1998             12,539                   12,796
     11/30/1998             12,640                   12,886
     12/31/1998             12,703                   12,910
     01/31/1999             12,812                   13,019
     02/28/1999             12,564                   12,826
     03/31/1999             12,668                   12,917
     04/30/1999             12,705                   12,990
     05/31/1999             12,578                   12,912
     06/30/1999             12,447                   12,766
     07/31/1999             12,562                   12,739
     08/31/1999             12,512                   12,753
     09/30/1999             12,436                   12,818
     10/31/1999             12,430                   12,844
     11/30/1999             12,455                   12,887
     12/31/1999             12,429                   12,889
     01/31/2000             12,395                   12,899
     02/29/2000             12,497                   13,029
     03/31/2000             12,674                   13,245
     04/30/2000             12,671                   13,279
     05/31/2000             12,739                   13,357
     06/30/2000             12,828                   13,473
     07/31/2000             12,903                   13,575
     08/31/2000             12,937                   13,638
     09/30/2000             13,005                   13,717
     10/31/2000             13,113                   13,832
     11/30/2000             13,320                   14,107
     12/31/2000             13,920                   14,613
     01/31/2001             13,913                   14,594
     02/28/2001             13,915                   14,588
     03/31/2001             13,483                   14,168
     04/30/2001             13,457                   14,117
     05/31/2001             13,357                   14,074
     06/30/2001             13,269                   13,945

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments

U.S. Treasury                                    10.8%             16.7%
Federal Republic of Germany                       9.7%              1.5%
Federal National Mortgage Assoc.                  9.3%              8.8%
Government of Japan                               6.6%              8.1%
Government of France                              4.8%             18.8%
Republic of Finland                               4.8%              N/A
Bundesrepublic Deutschland                        3.9%              2.1%
European Investment Bank                          3.8%              2.3%
Kingdom of Spain                                  3.6%              N/A
Kingdom of Netherlands                            2.8%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                      Global Bond   Global Bond    MorningStar
                                          Fund      Benchmark(1)   Peer Group+
                                     ------------- -------------- ------------
YTD**                                    -4.68%       -4.57%          0.06%
1 Year                                    3.44         3.50           5.24
3 Years                                   3.12         4.28           2.94
5 Years                                   5.68         6.62           5.20
Since Inception (5/1/96)                  5.63         6.65            N/A

Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                                     Duration
Short Term                           4.09%       less than 1 Year       6.24%
AAA                                 17.69%               1-3 Years     11.99%
A                                     .87%               3-5 Years     27.01%
BBB                                  4.03%              5-10 Years     53.75%
B                                    1.52%   greater than 10 Years
Foreign Currency                    71.80%

   (1) Global Bond Benchmark: 75% Lehman Brothers Aggregate Bond and 25% J.P. Morgan Non-US Government Bond Index, Hedged, from May 1996 to April 1999, the J.P. Morgan Global Bond Index (Hedged), May 1999 to October 2000, and the Salomon Brothers World Government Bond Index, Unhedged, November 2000 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 75% International Bond and 25% General Bond Intermediate category. Prior to November 2000, General Bond Intermediate High Quality investment style and an International Bond investment style. The peer group represents a 35% weighting of the General Bond Intermediate High Quality category and a 65% weighting of the International Bond category. Prior to May 1999 (concurrent with the Fund's strategy change), the peer group represents a 75% weighting of the General Bond Intermediate High Quality category and a 25% weighting of the International Bond category.

                                                     Inception: March 29, 1986

 Money Market Fund
 Wellington Management Company, LLP                              John C. Keogh


 Effective May 1, 2001, Wellington Management Company, LLP assumed management of the Fund.
 Since we began managing the John Hancock Money Market Fund on May 1, 2001, the Fund (0.7%) has performed in line with the Fund's benchmark, iMoneyNet First Tier Institutional Average, which has also gained 0.7%.
 Credit concerns continued to affect investment dollars as liquidity flowed away from those companies with earnings disappointments, litigation, and management miscues. Corporate management has strategically shifted its borrowing from short term commercial paper and bank loans toward longer maturity debt, opting for committed capital despite the higher costs associated with long term borrowing. This is evidenced by the decline of $146 billion in commercial paper outstanding since the beginning of the year and the simultaneous surge in bond issuance. Most Money Market Mutual Funds continue to avoid the problem issuers, especially since the California utilities' commercial paper defaulted early in the year.
 The money market yield curve has shifted from inverted, where longer maturity yields are lower than short maturity yields, toward a positive slope. This shift reflects market consensus that we are now at or near the bottom of the Fed's easing cycle.
 Money Market Mutual Funds continue to attract investment flows as market interest rates declined further. Funds' yields typically lag market rates lower, offering investors opportunities to invest at attractive levels until the yields decline to market levels.
 The bond market is now anticipating that short term interest rates are near their cyclical bottom and bond yields have begun to rise. However, we do not foresee a turn in the Fed's policy direction for the next several months as they wait to see if these stimulative forces take hold. For this reason, we are not inclined toward a defensive interest rate posture at this time. We will continue to invest aggressively with the expectation that short term rates might still go lower and that there is little risk to the Fed changing course in the near term.

                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
          DATE           Money Market Fund
          ----           -----------------
        7/1/1991               10,000
       7/31/1991               10,052
       8/31/1991               10,099
       9/30/1991               10,145
      10/31/1991               10,189
      12/31/1991               10,189
       1/31/1992               10,225
       2/29/1992               10,255
       3/31/1992               10,290
       4/30/1992               10,323
       5/31/1992               10,354
       6/30/1992               10,389
       7/31/1992               10,422
       8/31/1992               10,453
       9/30/1992               10,483
      10/31/1992               10,502
      11/30/1992               10,530
      12/31/1992               10,560
       1/31/1993               10,587
       2/28/1993               10,612
       3/31/1993               10,641
       4/30/1993               10,667
       5/31/1993               10,691
       6/30/1993               10,720
       7/31/1993               10,746
       8/31/1993               10,775
       9/30/1993               10,801
      10/31/1993               10,826
      11/30/1993               10,854
      12/31/1993               10,883
       1/31/1994               10,911
       2/28/1994               10,936
       3/31/1994               10,965
       4/30/1994               10,993
       5/31/1994               11,027
       6/30/1994               11,063
       7/31/1994               11,100
       8/31/1994               11,144
       9/30/1994               11,186
      10/31/1994               11,225
      11/30/1994               11,270
      12/31/1994               11,318
       1/31/1995               11,372
       2/28/1995               11,422
       3/31/1995               11,478
       4/30/1995               11,529
       5/31/1995               11,589
       6/30/1995               11,643
       7/31/1995               11,699
       8/31/1995               11,754
       9/30/1995               11,806
      10/31/1995               11,862
      11/30/1995               11,917
      12/31/1995               11,973
       1/31/1996               12,029
       2/29/1996               12,079
       3/31/1996               12,127
       4/30/1996               12,181
       5/31/1996               12,234
       6/30/1996               12,282
       7/31/1996               12,339
       8/31/1996               12,392
       9/30/1996               12,447
      10/31/1996               12,502
      11/30/1996               12,554
      12/31/1996               12,612
       1/31/1997               12,667
       2/28/1997               12,718
       3/31/1997               12,774
       4/30/1997               12,829
       5/31/1997               12,887
       6/30/1997               12,944
       7/31/1997               13,003
       8/31/1997               13,062
       9/30/1997               13,120
      10/31/1997               13,180
      11/30/1997               13,239
      12/31/1997               13,300
       1/31/1998               13,362
       2/28/1998               13,417
       3/31/1998               13,478
       4/30/1998               13,537
       5/31/1998               13,599
       6/30/1998               13,659
       7/31/1998               13,721
       8/31/1998               13,783
       9/30/1998               13,844
      10/31/1998               13,905
      11/30/1998               13,964
      12/31/1998               14,024
       1/31/1999               14,083
       2/28/1999               14,134
       3/31/1999               14,190
       4/30/1999               14,244
       5/31/1999               14,301
       6/30/1999               14,356
       7/31/1999               14,415
       8/31/1999               14,475
       9/30/1999               14,535
      10/31/1999               14,599
      11/30/1999               14,663
      12/31/1999               14,733
       1/31/2000               14,804
       2/29/2000               14,870
       3/31/2000               14,941
       4/30/2000               15,012
       5/31/2000               15,090
       6/30/2000               15,168
       7/31/2000               15,250
       8/31/2000               15,333
       9/30/2000               15,414
      10/31/2000               15,495
      11/30/2000               15,577
      12/31/2000               15,662
       1/31/2001               15,744
       2/28/2001               15,813
       3/31/2001               15,884
       4/30/2001               15,945
       5/31/2001               16,004
       6/30/2001               16,058
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Federal Home Loan Bank Note                       7.1%               N/A
SBC WARBURG REPO                                  5.0%               N/A
General Electric Capital Corp.                    3.8%               3.1%
Branch Banking & Trust Co.                        3.3%               N/A
Falcon Asset Securitization                       3.2%               N/A
Federal National Mortgage Assoc.                  3.2%               N/A
LaSalle Bank NA                                   3.1%               N/A
Merck & Co., Inc.                                 3.1%               N/A
Gannett, Inc.                                     3.1%               N/A
President & Fellows Harvard Co.                   3.0%               N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                                              Money Market
                                                 Fund(1)
                                             --------------
               YTD**                              2.51%
               1 Year                             5.83
               3 Years                            5.54
               5 Years                            5.51
              10 Years                            4.93
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                        % of
                         investments                                investments
Financial                   63.0%          Capital Equipment            3.3%
Government                  10.3%          Health Care                  3.1%
Consumer Staple              6.2%          Retail                       3.0%
Rights/Warrants              5.0%          Technology                   0.7%
Consumer Cyclical            4.9%          Utility                      0.7%

    The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $10.00/share.
   (1) Returns reflect extra-ordinary capital contribution of $284,471 in October 2000.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                         Large Cap   Fundamental Aggressive   Active    Active     Emerging    International International
                           Growth      Growth     Balanced     Bond     Bond II Markets Equity Equity Index     Equity
                         ----------  ----------- ---------- ----------  ------- -------------- ------------- -------------
ASSETS
Long term investments
at cost................  $  879,877    $43,668    $19,821   $  751,001  $6,036     $ 31,458      $172,212       $22,763
Net unrealized
appreciation
(depreciation) of
investments............      (6,604)    (4,054)       362        7,394      74       (5,000)      (18,761)       (2,759)
Short-term investments
at value...............      37,681      1,186      1,495      300,881     547        1,094        26,881         1,200
                         ----------    -------    -------   ----------  ------     --------      --------       -------
 Total investments.....     910,954     40,800     21,678    1,059,276   6,657       27,552       180,332        21,204
Cash...................         --           3        --         4,508      38           54             1            55
Foreign currency at
value (cost $0, $0, $0,
$0, $0, $344, $127, and
$66, respectively).....         --         --         --           --      --           345           127            60
Receivable for:
 Investments sold......         --         657        135       11,436      79           88           --              7
 Interest..............           2        --          54       10,821      88           68           --            --
 Dividends.............         180         12         14          --      --           --            379            40
 Futures contracts
 variation margin......         --         --         --           --      --           --            --             10
 Forward foreign
 currency exchange
 contracts sold........         --         --         --           --      --           --             12           --
 Other assets..........         --         --         --           --      --           --              2           --
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Total assets...........     911,136     41,472     21,881    1,086,041   6,862       28,107       180,853        21,376
                         ----------    -------    -------   ----------  ------     --------      --------       -------
LIABILITIES
Payables for:
 Investments purchased.      12,491      1,114      1,497       22,293     276          353           --            286
 Futures contracts
 variation margin......         --         --         --           --      --           --             11           --
 Securities on loan....      20,023        --         --       247,041     --           --         25,718           --
 Forward foreign
 currency exchange
 contracts purchased...         --         --         --           --      --           --             30           --
 Forward foreign
 currency exchange
 contracts sold........         --         --         --           --      --            98           --            --
 Other liabilities.....         740         16          6          410       3           50           --              4
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Total liabilities......      33,254      1,130      1,503      269,744     279          501        25,759           290
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Net assets.............  $  877,882    $40,342    $20,378   $  816,297  $6,583     $ 27,606      $155,094       $21,086
                         ==========    =======    =======   ==========  ======     ========      ========       =======
Shares of beneficial
interest outstanding...      53,477      4,090      2,087       86,035     635        4,252        11,557         2,519
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Net asset value per
share..................  $    16.41    $  9.86    $  9.76   $     9.49  $10.37     $   6.49      $  13.42       $  8.37
                         ==========    =======    =======   ==========  ======     ========      ========       =======
Composition of net
assets:
 Capital paid-in.......  $1,050,770    $58,489    $21,445   $  832,574  $6,409     $ 45,340      $174,948       $24,515
 Accumulated net
 realized gain (loss)
 on investments,
 futures and foreign
 currency transactions.    (166,441)   (14,000)    (1,425)     (25,862)    100      (12,675)         (639)         (685)
 Undistributed
 (distribution in
 excess of) net
 investment income
 (loss)................         157        (93)        (4)       2,191     --            44          (426)           18
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........      (6,604)    (4,054)       362        7,394      74       (5,000)      (18,761)       (2,759)
 Futures...............         --         --         --           --      --           --              9             1
 Translation of assets
 and liabilities in
 foreign currencies....         --         --         --           --      --          (103)          (37)           (4)
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Net assets.............  $  877,882    $40,342    $20,378   $  816,297  $6,583     $ 27,606      $155,094       $21,086
                         ==========    =======    =======   ==========  ======     ========      ========       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Small Cap   Health    Global    Mid Cap   Mid Cap  Large Cap Large Cap   Large Cap
                           Growth    Sciences  Balanced   Growth     Blend     Value   Value CORE Value CORE II
                          ---------  --------  --------  ---------  -------  --------- ---------- -------------
ASSETS
Long term investments at
cost....................  $193,543   $20,732   $28,446   $ 335,271  $20,788  $198,377   $41,072      $6,427
Net unrealized
appreciation
(depreciation) of
investments.............     1,583       363    (1,865)    (41,486)   1,715    17,417       596         137
Short-term investments
at value................    22,608     1,218       931      20,587        5    14,438     3,200         --
                          --------   -------   -------   ---------  -------  --------   -------      ------
 Total investments......   217,734    22,313    27,512     314,372   22,508   230,232    44,868       6,564
Cash....................       --        --        --           86      --        --        264          29
Receivable for:
 Investments sold.......     1,582        41       525         334       86     1,305       --          --
 Interest...............         1       --        172         --       --          1       --          --
 Dividends..............         9        11        27          12       18       289        34           6
 Futures contracts
 variation margin.......       --        --        --          --       --        --          7         --
 Forward foreign
 currency exchange
 contracts sold.........       --        --         24         --       --        --        --          --
 Other assets...........       --        --        --          --       --          1       --          --
                          --------   -------   -------   ---------  -------  --------   -------      ------
Total assets............   219,326    22,365    28,260     314,804   22,612   231,828    45,173       6,599
                          --------   -------   -------   ---------  -------  --------   -------      ------
LIABILITIES
Payables for:
 To custodian...........       300       --          1         --       --        --        --          --
 Investments purchased..     1,596       173       111         --       --      1,337     1,177         --
 Securities on loan.....    15,318       --        --       12,189      --      5,765       --          --
 Forward foreign
 currency exchange
 contracts purchased....       --        --         27         --       --        --        --          --
 Other liabilities......        59         3        15          68       13       --          9           3
                          --------   -------   -------   ---------  -------  --------   -------      ------
Total liabilities.......    17,273       176       154      12,257       13     7,102     1,186           3
                          --------   -------   -------   ---------  -------  --------   -------      ------
Net assets..............  $202,053   $22,189   $28,106   $ 302,547  $22,599  $224,726   $43,987      $6,596
                          ========   =======   =======   =========  =======  ========   =======      ======
Shares of beneficial
interest outstanding....    16,291     2,177     3,188      25,854    1,876    15,393     4,268         621
                          --------   -------   -------   ---------  -------  --------   -------      ------
Net asset value per
share...................  $  12.40     10.19   $  8.82   $   11.70  $ 12.04  $  14.60   $ 10.31      $10.63
                          ========   =======   =======   =========  =======  ========   =======      ======
Composition of net
assets:
 Capital paid-in........  $243,011   $21,831   $30,947   $ 503,511  $21,862  $205,528   $43,519      $6,249
 Accumulated net
 realized gain (loss) on
 investments, futures
 and foreign currency
 transactions...........   (42,095)        6      (257)   (158,940)    (991)    1,722      (131)        210
 Undistributed
 (distribution in excess
 of) net investment
 income (loss)..........      (446)      (11)     (706)       (538)      13        59       --          --
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............     1,583       363    (1,865)    (41,486)   1,715    17,417       596         137
 Futures................       --        --        --          --       --        --          3         --
 Translation of assets
 and liabilities in
 foreign currencies.....       --        --        (13)        --       --        --        --          --
                          --------   -------   -------   ---------  -------  --------   -------      ------
Net assets..............  $202,053   $22,189   $28,106   $ 302,547  $22,599  $224,726   $43,987      $6,596
                          ========   =======   =======   =========  =======  ========   =======      ======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                         Large/Mid  Money    Large/Mid Cap Small/Mid Cap  Bond        Large Cap     Small/Mid Cap Small Cap
                         Cap Value  Market     Value II       Growth      Index   Aggressive Growth     CORE        Value
                         --------- --------  ------------- ------------- -------  ----------------- ------------- ---------
ASSETS
Long term investments
at cost................   $34,451       --     $121,079      $173,354    $78,055       $36,458         $26,120     $48,906
Net unrealized
appreciation
(depreciation) of
investments............       300       --         (915)        6,289        490        (1,698)            971       5,619
Short-term investments
at value...............     2,037  $458,804       8,029        29,349      1,626         1,006             300       3,994
                          -------  --------    --------      --------    -------       -------         -------     -------
 Total investments.....    36,788   458,804     128,193       208,992     80,171        35,766          27,391      58,519
Cash...................       --        --          --            --         788            18             237         --
Receivable for:
 Investments sold......       354       --        1,056         1,065        --            --               41         --
 Interest..............       --        618         --            --       1,007           --              --            1
 Dividends.............        43       --          191            29        --             10              26          57
 Futures contracts
 variation margin......         2       --            4           --         --            --                4          11
                          -------  --------    --------      --------    -------       -------         -------     -------
Total assets...........    37,187   459,422     129,444       210,086     81,966        35,794          27,699      58,588
                          -------  --------    --------      --------    -------       -------         -------     -------
LIABILITIES
Payables for:
 To custodian..........       --        --            6           --         --            --              --          --
 Investments purchased.       613       --        1,866           373        788           160               2         --
 Securities on loan....       --        --        6,461        28,339        --            --              --          --
 Other liabilities.....         5        53           9            60         17             5               8          15
                          -------  --------    --------      --------    -------       -------         -------     -------
Total liabilities .....       618        53       8,342        28,772        805           165              10          15
                          -------  --------    --------      --------    -------       -------         -------     -------
Net assets.............   $36,569  $459,369    $121,102      $181,314    $81,161       $35,629         $27,689     $58,573
                          =======  ========    ========      ========    =======       =======         =======     =======
Shares of beneficial
interest outstanding...     3,246   459,369       8,480        13,003      8,326         4,292           2,787       4,245
                          -------  --------    --------      --------    -------       -------         -------     -------
Net asset value per
share..................   $ 11.27  $   1.00    $  14.28      $  13.94    $  9.75       $  8.30         $  9.94     $ 13.80
                          =======  ========    ========      ========    =======       =======         =======     =======
Composition of net
assets:
 Capital paid-in.......   $35,651  $459,369    $106,971      $175,043    $81,255       $43,197         $27,098     $52,329
 Accumulated net
 realized gain (loss)
 on investments,
 futures and foreign
 currency transactions.       616       (92)     15,084           257         88        (5,859)           (393)        592
 Undistributed
 (distribution in
 excess of) net
 investment income
 (loss)................        (1)       92          (3)         (275)      (672)          (11)             (1)          1
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........       300       --         (915)        6,289        490        (1,698)            971       5,619
 Futures...............         3       --          (35)          --         --            --               14          32
                          -------  --------    --------      --------    -------       -------         -------     -------
Net assets.............   $36,569  $459,369    $121,102      $181,314    $81,161       $35,629         $27,689     $58,573
                          =======  ========    ========      ========    =======       =======         =======     =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                         Real Estate  Growth &               Short-Term Small Cap International  Equity   High Yield Global
                           Equity      Income     Managed       Bond     Equity   Opportunities  Index       Bond     Bond
                         ----------- ----------  ----------  ---------- --------- ------------- --------  ---------- -------
ASSETS
Long term investments
at cost................   $131,899   $2,539,202  $2,488,798   $107,177   $81,967    $102,682    $556,479   $41,135   $57,066
Net unrealized
appreciation
(depreciation) of
investments............     24,436      221,717     202,511      1,322    (6,601)    (19,769)    (36,201)   (4,951)   (1,328)
Short-term investments
at value...............      3,401       55,129     386,707     17,189       567      14,260      18,987     1,554     5,332
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
 Total investments.....    159,736    2,816,048   3,078,016    125,688    75,933      97,173     539,265    37,738    61,070
Cash...................        --           --        6,518        --        --          --           68       403       --
 Foreign currency at
 value (cost $0, $0,
 $0, $0, $0, $3,211,
 $0, $0 and $0,
 respectively).........        --           --          --         --        --        3,181         --        --        --
Receivable for:
 Investments sold......         25       13,303       8,325      3,683       387         469         --         93       373
 Interest..............        --             5      10,298      1,336       --          --            2     1,172       918
 Dividends.............        920        2,026       1,439        --         35         160         387       --        --
 Futures contracts
 variation margin......        --           --          --         --        --          --           66       --        --
 Forward foreign
 currency exchange
 contracts sold........        --           --        1,852        --        --          --          --        --        215
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Total assets...........    160,681    2,831,382   3,106,448    130,707    76,355     100,983     539,788    39,406    62,576
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
LIABILITIES
Payables for:
 To custodian..........        --           --        3,186        --         11         --          --        --        --
 Investments purchased.         20       19,727     327,088      3,681       107         203         547       935       203
 Securities on loan....        --         9,945      43,710     11,816       --       13,433         --        --      4,186
 Forward foreign
 currency exchange
 contracts purchased...        --           --        1,258        --        --          --          --        --         76
 Other liabilities.....         32        1,720       1,342         26         6          14          94         8         2
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Total liabilities......         52       31,392     376,584     15,523       124      13,650         641       943     4,467
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Net assets.............   $160,629   $2,799,990  $2,729,864   $115,184   $76,231    $ 87,333    $539,147   $38,463   $58,109
                          ========   ==========  ==========   ========   =======    ========    ========   =======   =======
Shares of beneficial
interest outstanding...     11,258      217,626     203,150     11,531     8,016       8,823      32,952     5,214     5,896
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Net asset value per
share..................   $  14.27   $    12.87  $    13.44   $   9.99   $  9.51    $   9.90    $  16.36   $  7.38   $  9.86
                          ========   ==========  ==========   ========   =======    ========    ========   =======   =======
Composition of net
assets:
 Capital paid-in.......   $133,527   $2,963,174  $2,571,337   $115,862   $87,314    $110,611    $563,431   $45,085   $60,689
 Accumulated net
 realized gain (loss)
 on investments,
 futures and foreign
 currency transactions.      1,890     (385,265)    (85,654)    (1,777)   (4,481)     (3,512)     12,451    (1,634)   (3,885)
 Undistributed
 (distribution in
 excess of) net
 investment income
 (loss)................        776          364      41,073       (223)       (1)         43         (19)      (37)    2,527
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........     24,436      221,717     202,511      1,322    (6,601)    (19,769)    (36,201)   (4,951)   (1,328)
 Futures...............        --           --          --         --        --          --         (515)      --        --
 Translation of assets
 and liabilities in
 foreign currencies....        --           --          597        --        --          (40)        --        --        106
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Net assets.............   $160,629   $2,799,990  $2,729,864   $115,184   $76,231    $ 87,333    $539,147   $38,463   $58,109
                          ========   ==========  ==========   ========   =======    ========    ========   =======   =======

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Large Cap  Fundamental Aggressive Active   Active     Emerging    International International
                           Growth      Growth     Balanced   Bond    Bond II Markets Equity Equity Index     Equity
                          ---------  ----------- ---------- -------  ------- -------------- ------------- -------------
INVESTMENT INCOME
 Interest...............  $     237   $     41    $   148   $28,533   $196      $    48       $    114       $    33
 Dividends..............      2,177         59        100       --     --           351          1,989           149
 Securities lending.....         55          3        --         92    --           --             154           --
                          ---------   --------    -------   -------   ----      -------       --------       -------
Total investment income.      2,469        103        248    28,625    196          399          2,257           182
                          ---------   --------    -------   -------   ----      -------       --------       -------
EXPENSES
 Investment advisory
 fee....................      1,835        177         72     2,561     21          189            146            81
 Auditors fees..........        122          2          1        84    --             1              7             1
 Custodian fees.........        357         37         20       189     17          284             63            16
 Fidelity Bond fees.....          1        --         --        --     --           --             --            --
 Legal fees.............         34          1        --         27    --           --               2           --
 Printing & mailing
 fees...................        161         29         18       169      9            6             10            32
 Trustees' fees.........         31        --         --         24    --           --               2           --
 Other fees.............         20        --         --         16    --            10              4             1
                          ---------   --------    -------   -------   ----      -------       --------       -------
Total expenses..........      2,561        246        111     3,070     47          490            234           131
 Less expenses
 reimbursed.............       (249)       (50)       (28)      (84)   (23)        (286)           (15)          (42)
                          ---------   --------    -------   -------   ----      -------       --------       -------
Net expenses............      2,312        196         83     2,986     24          204            219            89
                          ---------   --------    -------   -------   ----      -------       --------       -------
Net investment income
(loss)..................        157        (93)       165    25,639    172          195          2,038            93
                          ---------   --------    -------   -------   ----      -------       --------       -------
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
 Investments............   (126,087)   (11,791)    (1,182)   13,062    100       (9,123)           186          (642)
 Financial futures
 contracts..............        --         --         --        --     --           --            (600)            9
 Foreign currency
 transactions...........        --         --         --        --     --           (84)          (375)            6
Change in unrealized
appreciation
(depreciation) on:
 Investments............    (21,009)     1,888        180    (4,973)   (92)       7,835        (23,529)       (2,060)
 Futures................        --         --         --        --     --           --             179            24
 Translation of assets
 and liabilities in
 foreign currencies.....        --         --         --        --     --          (105)           (84)           (2)
                          ---------   --------    -------   -------   ----      -------       --------       -------
 Net realized and
 unrealized gain (loss).   (147,096)    (9,903)    (1,002)    8,089      8       (1,477)       (24,223)       (2,665)
                          ---------   --------    -------   -------   ----      -------       --------       -------
 Net increase (decrease)
 in net assets resulting
 from operations........  $(146,939)  $ (9,996)   $  (837)  $33,728   $180      $(1,282)      $(22,185)      $(2,572)
                          =========   ========    =======   =======   ====      =======       ========       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Small Cap    Health     Global    Mid Cap   Mid Cap Large Cap Large Cap    Large Cap
                           Growth    Sciences(*) Balanced   Growth     Blend    Value   Value CORE Value CORE II
                          ---------  ----------- --------  ---------  ------- --------- ---------- -------------
INVESTMENT INCOME
 Interest...............  $    119      $ 14     $   244   $     640   $  10   $  221     $  30        $   2
 Dividends..............        98        30         124         124     137    2,322       195           51
 Securities lending.....       190       --          --          119     --        10       --           --
                          --------      ----     -------   ---------   -----   ------     -----        -----
Total investment income.       407        44         368         883     147    2,553       225           53
                          --------      ----     -------   ---------   -----   ------     -----        -----
EXPENSES
 Investment advisory
 fee....................       759        35         147       1,310      85      779        94           24
 Auditors fees..........         9         1           1           9       1        4         1            1
 Custodian fees.........        26         1          34          40      14       11        29           28
 Legal fees.............         3       --          --            4     --         2         1          --
 Printing & mailing
 fees...................        52         2           1          54      19       22         2            9
 Trustees' fees.........         2       --            1           4     --         2       --           --
 Other fees.............         2       --            1         --        1        1         1          --
                          --------      ----     -------   ---------   -----   ------     -----        -----
Total expenses..........       853        39         185       1,421     120      821       128           62
 Less expenses
 reimbursed.............       --        --          (24)        --      (24)     --        (21)         (34)
                          --------      ----     -------   ---------   -----   ------     -----        -----
Net expenses............       853        39         161       1,421      96      821       107           28
                          --------      ----     -------   ---------   -----   ------     -----        -----
Net investment income
(loss)..................      (446)        5         207        (538)     51    1,732       118           25
                          --------      ----     -------   ---------   -----   ------     -----        -----
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
 Investments............   (29,735)        6          10    (117,605)   (534)   1,974        39          218
 Financial futures
 contracts..............       --        --          --          --      --       --       (102)          (8)
 Foreign currency
 transactions...........       --        --          (66)        --      --       --        --           --
Change in unrealized
appreciation
(depreciation) on:
 Investments............    10,825       363      (1,313)     17,848     345    1,341      (101)        (236)
 Futures................       --        --          --          --      --       --          3          --
 Translation of assets
 and liabilities in
 foreign currencies.....       --        --          (31)        --      --       --        --           --
                          --------      ----     -------   ---------   -----   ------     -----        -----
 Net realized and
 unrealized gain (loss).   (18,910)      369      (1,400)    (99,757)   (189)   3,315      (161)         (26)
                          --------      ----     -------   ---------   -----   ------     -----        -----
 Net increase (decrease)
 in net assets resulting
 from operations........  $(19,356)     $374     $(1,193)  $(100,295)  $(138)  $5,047     $ (43)       $  (1)
                          ========      ====     =======   =========   =====   ======     =====        =====

(*) Commenced operations on May 1, 2001
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                   Large/Mid Cap  Money  Large/Mid Cap Small/Mid Cap  Bond       Large Cap     Small/Mid Cap Small Cap Real Estate
                       Value     Market    Value II       Growth     Index   Aggressive Growth     CORE        Value     Equity
                   ------------- ------- ------------- ------------- ------  ----------------- ------------- --------- -----------
INVESTMENT INCOME
 Interest........     $    27    $12,717   $     64       $  158     $2,281       $    35          $  20      $   46     $   65
 Dividends.......         187        --       1,074          278        --             85            152         283      2,902
 Securities
 lending.........         --         --           8           55          4             2            --          --         --
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Total investment
income...........         214     12,717      1,146          491      2,285           122            172         329      2,967
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
 EXPENSES
 Investment
 advisory fee....         104        602        490          673         54           119             93         182        748
 Auditors fees...           1         10          5            7          3             1              1           1          6
 Custodian fees..          22         37         13           34         25             9             39          21         30
 Legal fees......           1          7          2            2          1             1            --            1          2
 Printing &
 mailing fees....           2         27         12           47          6             2              2           7         25
 Trustees' fees..         --           3          1            2          1           --             --          --           1
 Other fees......         --           1          4            1        --              1              1         --           1
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Total expenses...         130        687        527          766         90           133            136         212        813
 Less expenses
 reimbursed......         (14)       --         --           --         --            --             (31)        (11)       --
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Net expenses.....         116        687        527          766         90           133            105         201        813
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Net investment
income (loss)....          98     12,030        619         (275)     2,195           (11)            67         128      2,154
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:
 Investments.....         762        --      16,763          233        811        (5,040)          (298)        551      1,976
 Financial
 futures
 contracts.......         (67)       --          21          --         --            --              17          36        --
 Foreign currency
 transactions....         --         --         --           --         --            --             --          --           1
Change in
unrealized
appreciation
(depreciation)
on:
 Investments.....      (1,231)       --     (19,849)       2,780       (208)        1,387            690       5,762      3,353
 Futures.........           3        --         (35)         --         --            --             (18)         32         (1)
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
 Net realized and
 unrealized gain
 (loss)..........        (533)       --      (3,100)       3,013        603        (3,653)           391       6,381      5,329
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......     $  (435)   $12,030   $ (2,481)      $2,738     $2,798       $(3,664)         $ 458      $6,509     $7,483
                      =======    =======   ========       ======     ======       =======          =====      ======     ======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Growth &              Short-Term Small Cap International  Equity   High Yield Global
                           Income     Managed      Bond     Equity   Opportunities  Index       Bond     Bond
                          ---------  ---------  ---------- --------- ------------- --------  ---------- -------
INVESTMENT INCOME
 Interest...............  $     769  $  30,071    $3,093    $    62    $     73    $    419    $1,532   $ 1,518
 Dividends..............     15,759     11,167       --         273         979       3,016         5       --
 Securities lending.....         87        175        15          8          56         --        --          7
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Total investment income.     16,615     41,413     3,108        343       1,108       3,435     1,537     1,525
                          ---------  ---------    ------    -------    --------    --------    ------   -------
 EXPENSES
 Investment advisory
 fee....................      9,934      9,411       150        321         431         341       100       272
 Auditors fees..........        199        148         1          3           4          14         1         3
 Custodian fees.........        512        606         9         33          90          71        21        31
 Fidelity Bond fees.....          2          2       --         --          --          --        --        --
 Legal fees.............        192         61         1          1           2           3         1         1
 Printing & mailing
 fees...................        536        420         7          3           9          56         6         5
 Trustees' fees.........        102         50         1          1           1           2       --          1
 Other fees.............         73         61         1        --            3           2       --          1
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Total expenses..........     11,550     10,759       170        362         540         489       129       314
 Less expenses
 reimbursed.............       (149)       --        --          (3)        (57)        --        (14)       (9)
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Net expenses............     11,401     10,759       170        359         483         489       115       305
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Net investment income
(loss)..................      5,214     30,654     2,938        (16)        625       2,946     1,422     1,220
                          ---------  ---------    ------    -------    --------    --------    ------   -------
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
 Investments............   (358,645)  (102,984)      368     (4,381)     (2,857)     13,974      (838)      427
 Financial futures
 contracts..............        --       1,734       --         --          --       (1,404)      --        --
 Foreign currency
 transactions...........        --       7,864       --         --         (186)        --        --       (917)
Change in unrealized
appreciation
(depreciation) on:
 Investments............     54,423     13,088     1,013      7,093     (15,736)    (51,537)      442    (4,071)
 Futures................        --      (1,645)      --         --          --           58       --        --
 Translation of assets
 and liabilities in
 foreign currencies.....        --       5,517       --         --          (32)        --        --        429
                          ---------  ---------    ------    -------    --------    --------    ------   -------
 Net realized and
 unrealized gain (loss).   (304,222)   (76,426)    1,381      2,712     (18,811)    (38,909)     (396)   (4,132)
                          ---------  ---------    ------    -------    --------    --------    ------   -------
 Net increase (decrease)
 in net assets resulting
 from operations........  $(299,008) $ (45,772)   $4,319    $ 2,696    $(18,186)   $(35,963)   $1,026   $(2,912)
                          =========  =========    ======    =======    ========    ========    ======   =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Large Cap Growth             Fundamental Growth            Aggressive Balanced
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...     $      157     $    1,410      $    (93)      $   (109)      $   165        $   288
 Net realized
 gain (loss).....       (126,087)       101,421       (11,791)         2,219        (1,182)          (221)
 Change in net
 unrealized
 appreciation
 (depreciation)..        (21,009)      (356,204)        1,888         (8,121)          180           (433)
                      ----------     ----------      --------       --------       -------        -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......       (146,939)      (253,373)       (9,996)        (6,011)         (837)          (366)
Distributions to shareholders from:
 Net investment
 income..........            --          (2,000)          --             --           (167)          (289)
 Realized gains..            --        (137,737)          --          (2,478)          --             (41)
 In excess of
 realized gain...            --         (40,230)          --          (2,097)          --             (15)
 Capital paid-in.            --          (3,418)          --            (111)          --             --
                      ----------     ----------      --------       --------       -------        -------
 Decrease in net
 assets resulting
 from
 distributions...            --        (183,385)          --          (4,686)         (167)          (345)
From fund share transactions:
 Proceeds from
 shares sold.....         51,493        206,257        10,494         76,255         4,385         10,598
 Distributions
 reinvested......            --         183,384           --           4,686           167            345
 Payment for
 shares redeemed.       (173,459)      (188,569)       (6,270)       (33,305)       (4,111)        (1,174)
                      ----------     ----------      --------       --------       -------        -------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       (121,966)       201,072         4,224         47,636           441          9,769
                      ----------     ----------      --------       --------       -------        -------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       (268,905)      (235,686)       (5,772)        36,939          (563)         9,058
NET ASSETS
 Beginning of
 Period..........      1,146,787      1,382,473        46,114          9,175        20,941         11,883
                      ----------     ----------      --------       --------       -------        -------
 End of Period...     $  877,882     $1,146,787      $ 40,342       $ 46,114       $20,378        $20,941
                      ==========     ==========      ========       ========       =======        =======
Analysis of fund share transactions:
 Sold............          3,033          7,547         1,032          4,670           441          1,004
 Reinvested......            --           9,625           --             383            17             33
 Redeemed........        (10,275)        (7,033)         (626)        (2,005)         (417)          (110)
                      ----------     ----------      --------       --------       -------        -------
Net increase
(decrease) in
fund shares
outstanding......         (7,242)        10,139           406          3,048            41            927
                      ==========     ==========      ========       ========       =======        =======
                            Active Bond
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...      $ 25,639      $  57,674
 Net realized
 gain (loss).....        13,062        (11,679)
 Change in net
 unrealized
 appreciation
 (depreciation)..        (4,973)        36,028
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......        33,728         82,023
Distributions to shareholders from:
 Net investment
 income..........       (26,016)       (53,480)
 Realized gains..           --             --
 In excess of
 realized gain...           --             --
 Capital paid-in.           --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...       (26,016)       (53,480)
From fund share transactions:
 Proceeds from
 shares sold.....        53,348         95,188
 Distributions
 reinvested......        26,016         53,480
 Payment for
 shares redeemed.      (113,078)      (185,198)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       (33,714)       (36,530)
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       (26,002)        (7,987)
NET ASSETS
 Beginning of
 Period..........       842,299        850,286
                   ---------------- ------------
 End of Period...      $816,297      $ 842,299
                   ================ ============
Analysis of fund share transactions:
 Sold............         5,944         10,355
 Reinvested......         2,730          5,823
 Redeemed........       (11,836)       (20,181)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......        (3,162)        (4,003)
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                            Active Bond II              Emerging Markets Equity     International Equity Index
                   --------------------------------- ----------------------------- -----------------------------
                      Unaudited       Period from       Unaudited                     Unaudited
                   Six-Month Period June 30, 2000(*) Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  to December 31,   Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001             2000             2001           2000           2001           2000
                   ---------------- ---------------- ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...       $  172           $  159          $   195        $   (120)      $  2,038       $  2,860
 Net realized
 gain (loss).....          100               27           (9,207)           (614)          (789)         6,657
 Change in net
 unrealized
 appreciation
 (depreciation)..          (92)             166            7,730         (20,977)       (23,434)       (51,585)
                        ------           ------          -------        --------       --------       --------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......          180              352           (1,282)        (21,711)       (22,185)       (42,068)
Distributions to shareholders from:
 Net investment
 income..........         (174)            (156)             --              --          (2,023)        (2,257)
 Realized gains..          --               (27)             --           (2,658)           --          (7,138)
 In excess of
 realized gain...          --               --               --              --             --             --
 Capital paid-in.          --               --               --              (47)           --            (916)
                        ------           ------          -------        --------       --------       --------
 Decrease in net
 assets resulting
 from
 distributions...         (174)            (183)             --           (2,705)        (2,023)       (10,311)
From fund share transactions:
 Proceeds from
 shares sold.....        1,228            5,120           16,551          59,279         13,804         61,181
 Distributions
 reinvested......          174              183              --            2,705          2,023         10,313
 Payment for
 shares redeemed.         (253)             (44)         (18,673)        (39,154)       (31,537)       (68,120)
                        ------           ------          -------        --------       --------       --------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....        1,149            5,259           (2,122)         22,830        (15,710)         3,374
                        ------           ------          -------        --------       --------       --------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        1,155            5,428           (3,404)         (1,586)       (39,918)       (49,005)
NET ASSETS
 Beginning of
 Period..........        5,428              --            31,010          32,596        195,012        244,017
                        ------           ------          -------        --------       --------       --------
 End of Period...       $6,583           $5,428          $27,606        $ 31,010       $155,094       $195,012
                        ======           ======          =======        ========       ========       ========
Analysis of fund share transactions:
 Sold............          117              512            2,451           5,177            953          3,450
 Reinvested......           17               18              --              408            145            651
 Redeemed........          (24)              (5)          (2,828)         (3,614)        (2,209)        (3,854)
                        ------           ------          -------        --------       --------       --------
Net increase
(decrease) in
fund shares
outstanding......          110              525             (377)          1,971         (1,111)           247
                        ======           ======          =======        ========       ========       ========
                       International Equity
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...      $    93        $    74
 Net realized
 gain (loss).....         (627)           454
 Change in net
 unrealized
 appreciation
 (depreciation)..       (2,038)        (2,697)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......       (2,572)        (2,169)
Distributions to shareholders from:
 Net investment
 income..........          (95)           (47)
 Realized gains..          --            (471)
 In excess of
 realized gain...          --             (58)
 Capital paid-in.          --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...          (95)          (576)
From fund share transactions:
 Proceeds from
 shares sold.....       14,599         13,293
 Distributions
 reinvested......           95            576
 Payment for
 shares redeemed.       (6,657)        (7,838)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....        8,037          6,031
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        5,370          3,286
NET ASSETS
 Beginning of
 Period..........       15,716         12,430
                   ---------------- ------------
 End of Period...      $21,086        $15,716
                   ================ ============
Analysis of fund share transactions:
 Sold............        1,635          1,223
 Reinvested......           11             59
 Redeemed........         (722)          (727)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......          924            555
                   ================ ============

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Small Cap Growth        Health Sciences         Global Balanced               Mid Cap Growth
                   ----------------------------- ---------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited        Unaudited                     Unaudited
                   Six-Month Period  Year Ended    Period from    Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  May 1, 2001(*)   Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000     to June 30, 2001       2001           2000           2001           2000
                   ---------------- ------------ ---------------- ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...      $   (446)     $  (1,308)      $     5          $   207        $   688       $    (538)     $  (2,311)
 Net realized
 gain (loss).....       (29,735)        (9,498)            6              (56)          (789)       (117,605)        (7,215)
 Change in net
 unrealized
 appreciation
 (depreciation)..        10,825        (67,925)          363           (1,344)        (2,738)         17,848       (229,686)
                       --------      ---------       -------          -------        -------       ---------      ---------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......       (19,356)       (78,731)          374           (1,193)        (2,839)       (100,295)      (239,212)
Distributions to
shareholders
from:
 Net investment
 income..........           --             --            (16)            (211)          (703)            --             --
 Realized gains..           --          (1,933)          --               --             (41)            --          (8,563)
 In excess of
 realized gain...           --             --            --               --            (283)            --         (33,799)
 Capital paid-in.           --         (20,976)          --               --            (355)            --         (22,185)
                       --------      ---------       -------          -------        -------       ---------      ---------
 Decrease in net
 assets resulting
 from
 distributions...           --         (22,909)          (16)            (211)        (1,382)            --         (64,547)
From fund share
transactions:
 Proceeds from
 shares sold.....        44,516        239,410        21,816            5,213          8,360          82,935        311,599
 Distributions
 reinvested......           --          22,968            16              211          1,382             --          64,547
 Payment for
 shares redeemed.       (57,649)      (105,766)           (1)          (4,441)        (8,571)        (74,081)      (131,336)
                       --------      ---------       -------          -------        -------       ---------      ---------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....       (13,133)       156,612        21,831              983          1,171           8,854        244,810
                       --------      ---------       -------          -------        -------       ---------      ---------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       (32,489)        54,972        22,189             (421)        (3,050)        (91,441)       (58,949)
NET ASSETS
 Beginning of Pe-
 riod............       234,542        179,570           --            28,527         31,577         393,988        452,937
                       --------      ---------       -------          -------        -------       ---------      ---------
 End of Period...      $202,053      $ 234,542       $22,189          $28,106        $28,527       $ 302,547      $ 393,988
                       ========      =========       =======          =======        =======       =========      =========
Analysis of fund
share
transactions:
 Sold............         3,675         11,984         2,175              578            848           6,626         10,835
 Reinvested......           --           1,788             2               23            145             --           4,228
 Redeemed........        (4,793)        (5,757)          --              (489)          (867)         (6,026)        (5,305)
                       --------      ---------       -------          -------        -------       ---------      ---------
Net increase
(decrease) in
fund shares
outstanding......        (1,118)         8,015         2,177              112            126             600          9,758
                       ========      =========       =======          =======        =======       =========      =========

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                           Mid Cap Blend                Large Cap Value            Large Cap Value CORE
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income..........      $    51        $    49        $  1,732       $  3,416       $   118        $   168
 Net realized
 gain (loss).....         (534)           324           1,974          7,226           (63)            79
 Change in net
 unrealized ap-
 preciation (de-
 preciation).....          345          1,064           1,341         11,967           (98)           619
                       -------        -------        --------       --------       -------        -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         (138)         1,437           5,047         22,609           (43)           866
Distributions to
shareholders
from:
 Net investment
 income..........          (38)           (51)         (1,724)        (3,459)         (118)          (169)
 In excess of net
 investment
 income..........          --             --              --              (6)          --             --
 Realized gains..          --            (391)            --          (7,200)          --             (93)
 In excess of
 realized gain...          --            (455)            --            (131)          --             (59)
 Capital paid-in.          --             --              --             (90)          --             (14)
                       -------        -------        --------       --------       -------        -------
 Decrease in net
 assets resulting
 from
 distributions...          (38)          (897)         (1,724)       (10,886)         (118)          (335)
From fund share
transactions:
 Proceeds from
 shares sold.....       10,944         17,016          53,657         73,820        26,533         11,275
 Distributions
 reinvested......           38            897           1,724         10,886           118            335
 Payment for
 shares redeemed.       (9,466)        (3,004)        (38,513)       (47,743)         (667)          (348)
                       -------        -------        --------       --------       -------        -------
 Increase in net
 assets from fund
 share transac-
 tions...........        1,516         14,909          16,868         36,963        25,984         11,262
                       -------        -------        --------       --------       -------        -------
NET INCREASE IN
NET ASSETS.......        1,340         15,449          20,191         48,686        25,823         11,793
NET ASSETS
 Beginning of
 Period..........       21,259          5,810         204,535        155,849        18,164          6,371
                       -------        -------        --------       --------       -------        -------
 End of Period...      $22,599        $21,259        $224,726       $204,535       $43,987        $18,164
                       =======        =======        ========       ========       =======        =======
Analysis of fund
share
transactions:
 Sold............          924          1,377           3,722          5,462         2,580          1,118
 Reinvested......            3             75             119            780            12             33
 Redeemed........         (804)          (242)         (2,673)        (3,569)          (67)           (35)
                       -------        -------        --------       --------       -------        -------
Net increase in
fund shares
outstanding......          123          1,210           1,168          2,673         2,525          1,116
                       =======        =======        ========       ========       =======        =======
                        Large Cap Value CORE II
                   ---------------------------------
                      Unaudited       Period from
                   Six-Month Period June 30, 2000(*)
                    Ended June 30,  to December 31,
                         2001             2000
                   ---------------- ----------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income..........       $   25          $    34
 Net realized
 gain (loss).....          210               18
 Change in net
 unrealized ap-
 preciation (de-
 preciation).....         (236)             373
                   ---------------- ----------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......           (1)             425
Distributions to
shareholders
from:
 Net investment
 income..........          (25)             (34)
 In excess of net
 investment
 income..........          --               --
 Realized gains..          --               (18)
 In excess of
 realized gain...          --               --
 Capital paid-in.          --               --
                   ---------------- ----------------
 Decrease in net
 assets resulting
 from
 distributions...          (25)             (52)
From fund share
transactions:
 Proceeds from
 shares sold.....          931            6,694
 Distributions
 reinvested......           25               51
 Payment for
 shares redeemed.         (363)          (1,089)
                   ---------------- ----------------
 Increase in net
 assets from fund
 share transac-
 tions...........          593            5,656
                   ---------------- ----------------
NET INCREASE IN
NET ASSETS.......          567            6,029
NET ASSETS
 Beginning of
 Period..........        6,029
                   ---------------- ----------------
 End of Period...       $6,596          $ 6,029
                   ================ ================
Analysis of fund
share
transactions:
 Sold............           90              662
 Reinvested......            2                4
 Redeemed........          (34)            (103)
                   ---------------- ----------------
Net increase in
fund shares
outstanding......           58              563
                   ================ ================

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                        Large/Mid Cap Value              Money Market             Large/Mid Cap Value II
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss) ..      $    98        $    90       $  12,030      $  24,827       $    619       $    433
 Net realized
 gain............          695            103             --                         16,784         12,793
 Change in net
 unrealized
 appreciation
 (depreciation)..       (1,228)         1,310             --                        (19,884)        13,928
                       -------        -------       ---------      ---------       --------       --------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         (435)         1,503          12,030         24,827         (2,481)        27,154
Distributions to
shareholders
from:
 Net investment
 income..........          (99)           (91)        (12,030)       (25,112)          (622)          (434)
 Realized gains..          --            (106)            --             --             --          (3,233)
 In excess of
 realized gain...          --             (71)            --             --             --          (9,663)
                       -------        -------       ---------      ---------       --------       --------
 Decrease in net
 assets resulting
 from
 distributions...          (99)          (268)        (12,030)       (25,112)          (622)       (13,330)
Capital
contributions....          --             --              --             284            --             --
From fund share
transactions:
 Proceeds from
 shares sold.....       28,374          8,712         337,399        582,795         26,003         46,034
 Distributions
 reinvested......           99            268          12,030         25,121            622         13,330
 Payment for
 shares redeemed.       (7,098)          (588)       (386,913)      (562,297)       (31,653)       (36,105)
                       -------        -------       ---------      ---------       --------       --------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       21,375          8,392         (37,484)        45,619         (5,028)        23,259
                       -------        -------       ---------      ---------       --------       --------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       20,841          9,627         (37,484)        45,618         (8,131)        37,083
NET ASSETS
 Beginning of
 Period..........       15,728          6,101         496,853        451,235        129,233         92,150
                       -------        -------       ---------      ---------       --------       --------
 End of Period...      $36,569        $15,728       $ 459,369      $ 496,853       $121,102       $129,233
                       =======        =======       =========      =========       ========       ========
Analysis of fund
share transac-
tions:
 Sold............        2,505            806         337,403         58,279          1,831          3,243
 Reinvested......            9             24          12,026          2,512             43            935
 Redeemed........         (628)           (56)       (386,913)       (56,230)        (2,213)        (2,571)
                       -------        -------       ---------      ---------       --------       --------
Net increase
(decrease) in
fund shares
outstanding......        1,886            774         (37,484)         4,561           (339)         1,607
                       =======        =======       =========      =========       ========       ========
                       Small/Mid Cap Growth
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss) ..      $   (275)      $   (366)
 Net realized
 gain............           233         18,384
 Change in net
 unrealized
 appreciation
 (depreciation)..         2,780         (2,257)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         2,738         15,761
Distributions to
shareholders
from:
 Net investment
 income..........           --             --
 Realized gains..           --         (17,683)
 In excess of
 realized gain...           --          (1,947)
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...           --         (19,630)
Capital
contributions....           --             --
From fund share
transactions:
 Proceeds from
 shares sold.....        25,249         35,984
 Distributions
 reinvested......           --          19,630
 Payment for
 shares redeemed.       (36,683)       (43,666)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       (11,434)        11,948
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        (8,696)         8,079
NET ASSETS
 Beginning of
 Period..........       190,010        181,931
                   ---------------- ------------
 End of Period...      $181,314       $190,010
                   ================ ============
Analysis of fund
share transac-
tions:
 Sold............         1,881          2,392
 Reinvested......           --           1,474
 Redeemed........        (2,744)        (2,963)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......          (863)           903
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                            Bond Index            Large Cap Aggressive Growth       Small/Mid Cap CORE
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $ 2,195        $ 3,295        $   (11)       $   (88)       $    67        $    91
 Net realized
 gain (loss).....          811           (532)        (5,040)          (648)          (281)           669
 Change in net
 unrealized
 appreciation
 (depreciation)..         (208)         2,964          1,387         (5,205)           672           (536)
                       -------        -------        -------        -------        -------        -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......        2,798          5,727         (3,664)        (5,941)           458            224
Distributions to
shareholders
from:
 Net investment
 income..........       (2,234)        (3,317)           --             --             (68)           (90)
 Realized gains..          --             --             --             (28)           --            (671)
 In excess of
 realized gain...          --             --             --            (168)           --            (102)
 Capital paid-in.          --             --             --            (284)           --             (53)
                       -------        -------        -------        -------        -------        -------
 Decrease in net
 assets resulting
 from
 distributions...       (2,234)        (3,317)           --            (480)           (68)          (916)
From fund share
transactions:
 Proceeds from
 shares sold.....       64,374         45,465         21,278         24,586         11,646         22,514
 Distributions
 reinvested......        2,234          1,488            --             481             68            669
 Payment for
 shares redeemed.      (50,779)       (23,031)        (8,229)        (7,476)        (6,051)        (9,103)
                       -------        -------        -------        -------        -------        -------
 Increase in net
 assets from fund
 share
 transactions....       15,829         23,922         13,049         17,591          5,663         14,080
                       -------        -------        -------        -------        -------        -------
NET INCREASE IN
NET ASSETS.......       16,393         26,332          9,385         11,170          6,053         13,388
NET ASSETS
 Beginning of
 Period..........       64,768         38,436         26,244         15,074         21,636          8,248
                       -------        -------        -------        -------        -------        -------
 End of Period...      $81,161        $64,768        $35,629        $26,244        $27,689        $21,636
                       =======        =======        =======        =======        =======        =======
Analysis of fund
share
transactions:
 Sold............        6,620          4,808          2,489          2,136          1,209          2,174
 Reinvested......          228            158            --              51              7             70
 Redeemed........       (5,170)        (2,443)          (955)          (692)          (633)          (880)
                       -------        -------        -------        -------        -------        -------
Net increase in
fund shares
outstanding......        1,678          2,523          1,534          1,495            583          1,364
                       =======        =======        =======        =======        =======        =======
                          Small Cap Value
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $   128        $    18
 Net realized
 gain (loss).....          587          3,781
 Change in net
 unrealized
 appreciation
 (depreciation)..        5,794           (223)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......        6,509          3,576
Distributions to
shareholders
from:
 Net investment
 income..........         (127)           (17)
 Realized gains..          --          (3,779)
 In excess of
 realized gain...          --             --
 Capital paid-in.          --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...         (127)        (3,796)
From fund share
transactions:
 Proceeds from
 shares sold.....       38,479         21,624
 Distributions
 reinvested......          127          3,796
 Payment for
 shares redeemed.      (15,851)        (1,334)
                   ---------------- ------------
 Increase in net
 assets from fund
 share
 transactions....       22,755         24,086
                   ---------------- ------------
NET INCREASE IN
NET ASSETS.......       29,137         23,866
NET ASSETS
 Beginning of
 Period..........       29,436          5,570
                   ---------------- ------------
 End of Period...      $58,573        $29,436
                   ================ ============
Analysis of fund
share
transactions:
 Sold............        2,965          1,733
 Reinvested......           10            339
 Redeemed........       (1,245)          (107)
                   ---------------- ------------
Net increase in
fund shares
outstanding......        1,730          1,965
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                        Real Estate Equity              Growth & Income                   Managed
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income..........      $  2,154       $  8,456      $    5,214     $   32,578     $   30,654     $   91,310
 Net realized
 gain (loss).....         1,977          4,057        (358,645)       445,349        (93,386)       237,169
 Change in net
 unrealized
 appreciation
 (depreciation)..         3,352         25,634          54,423       (990,353)        16,960       (328,984)
                       --------       --------      ----------     ----------     ----------     ----------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         7,483         38,147        (299,008)      (512,426)       (45,772)          (505)
Distributions to
shareholders
from:
 Net investment
 income..........        (2,314)        (8,456)         (4,850)       (33,412)       (31,123)       (93,117)
 In excess of net
 investment
 income..........           --            (404)            --             --             --             --
 Realized gains..           --            (649)            --        (519,555)           --        (235,437)
 In excess of
 realized gain...           --          (3,328)            --         (25,745)           --             --
 Capital paid-in.           --          (1,440)            --         (44,762)           --             --
                       --------       --------      ----------     ----------     ----------     ----------
 Decrease in net
 assets resulting
 from
 distributions...        (2,314)       (14,277)         (4,850)      (623,474)       (31,123)      (328,554)
 From fund share
 transactions:
 Proceeds from
 shares sold.....        34,355         51,873         163,739        110,896        369,833         66,759
 Distributions
 reinvested......         2,314         14,277           4,850        623,473         31,123        328,531
 Payment for
 shares redeemed.       (40,020)       (57,423)       (389,729)      (492,322)      (589,991)      (501,356)
                       --------       --------      ----------     ----------     ----------     ----------
 Increase (de-
 crease) in net
 assets from fund
 share transac-
 tions...........        (3,351)         8,727        (221,140)       242,047       (189,035)      (106,066)
                       --------       --------      ----------     ----------     ----------     ----------
NET INCREASE
(DECREASE) IN NET
ASSETS...........         1,818         32,597        (524,998)      (893,853)      (265,930)      (435,125)
NET ASSETS
 Beginning of
 Period..........       158,811        126,214       3,324,988      4,218,841      2,995,794      3,430,919
                       --------       --------      ----------     ----------     ----------     ----------
 End of Period...      $160,629       $158,811      $2,799,990     $3,324,988     $2,729,864     $2,995,794
                       ========       ========      ==========     ==========     ==========     ==========
Analysis of fund
share
transactions:
 Sold............         2,435          4,031          12,542          5,816         27,678          4,373
 Reinvested......           168          1,085             364         43,333          2,297         23,203
 Redeemed........        (2,962)        (4,499)        (29,744)       (25,508)       (43,513)       (32,979)
                       --------       --------      ----------     ----------     ----------     ----------
Net increase
(decrease) in
fund shares
outstanding......          (359)           617         (16,838)        23,641        (13,538)        (5,403)
                       ========       ========      ==========     ==========     ==========     ==========
                          Short-Term Bond
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income..........      $  2,938       $ 4,615
 Net realized
 gain (loss).....           368          (582)
 Change in net
 unrealized
 appreciation
 (depreciation)..         1,013         1,702
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         4,319         5,735
Distributions to
shareholders
from:
 Net investment
 income..........        (2,981)       (4,591)
 In excess of net
 investment
 income..........           --            --
 Realized gains..           --            --
 In excess of
 realized gain...           --            --
 Capital paid-in.           --            --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...        (2,981)       (4,591)
 From fund share
 transactions:
 Proceeds from
 shares sold.....        60,735        29,529
 Distributions
 reinvested......         2,981         4,591
 Payment for
 shares redeemed.       (29,979)      (23,999)
                   ---------------- ------------
 Increase (de-
 crease) in net
 assets from fund
 share transac-
 tions...........        33,737        10,121
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        35,075        11,265
NET ASSETS
 Beginning of
 Period..........        80,109        68,844
                   ---------------- ------------
 End of Period...      $115,184       $80,109
                   ================ ============
Analysis of fund
share
transactions:
 Sold............         6,108         3,035
 Reinvested......           299           472
 Redeemed........        (2,998)       (2,466)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......         3,409         1,041
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Small Cap Equity         International Opportunities          Equity Index
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $    (16)      $    920       $    625       $    465      $   2,946       $  5,723
 Net realized
 gain (loss).....        (4,381)         4,551         (3,043)         4,855         12,570         18,724
 Change in net
 unrealized
 appreciation
 (depreciation)..         7,093        (12,268)       (15,768)       (22,688)       (51,479)       (77,249)
                       --------       --------       --------       --------      ---------       --------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         2,696         (6,797)       (18,186)       (17,368)       (35,963)       (52,802)
Distributions to
shareholders
from:
 Net investment
 income..........           --          (1,004)          (582)          (423)        (2,965)        (5,292)
 Realized gains..           --            (990)           --          (4,722)           --         (20,438)
 In excess of
 realized gain...           --          (1,431)           --            (390)           --            (231)
 Capital paid-in.           --          (2,130)           --            (749)           --            (555)
                       --------       --------       --------       --------      ---------       --------
 Decrease in net
 assets resulting
 from
 distributions...           --          (5,555)          (582)        (6,284)        (2,965)       (26,516)
From fund share
transactions:
 Proceeds from
 shares sold.....        23,006         33,823         41,686         81,609        171,574        226,311
 Shares issued in
 reorganization..           --             --             --          22,528            --             --
 Distributions
 reinvested......           --           5,555            582          6,285          2,965         26,516
 Payment for
 shares redeemed.       (19,502)       (25,895)       (56,201)       (46,530)      (122,123)       (99,146)
                       --------       --------       --------       --------      ---------       --------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....         3,504         13,483        (13,933)        63,892         52,416        153,681
                       --------       --------       --------       --------      ---------       --------
NET INCREASE
(DECREASE) IN NET
ASSETS...........         6,200          1,131        (32,701)        40,240         13,488         74,363
NET ASSETS
 Beginning of
 Period..........        70,031         68,900        120,034         79,794        525,659        451,296
                       --------       --------       --------       --------      ---------       --------
 End of Period...      $ 76,231       $ 70,031       $ 87,333       $120,034      $ 539,147       $525,659
                       ========       ========       ========       ========      =========       ========
Analysis of fund
share
transactions:
 Sold............         2,500          3,114          3,880          5,776         10,292         11,361
 Issued in
 reorganization..           --             --             --           1,947            --             --
 Reinvested......           --             614             55            536            178          1,473
 Redeemed........        (2,145)        (2,378)        (5,240)        (3,390)        (7,311)        (5,101)
                       --------       --------       --------       --------      ---------       --------
Net increase
(decrease) in
fund shares
outstanding......           355          1,350         (1,305)         4,869          3,159          7,733
                       ========       ========       ========       ========      =========       ========
                          High Yield Bond
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $  1,422       $  2,175
 Net realized
 gain (loss).....          (838)          (518)
 Change in net
 unrealized
 appreciation
 (depreciation)..           442         (4,604)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         1,026         (2,947)
Distributions to
shareholders
from:
 Net investment
 income..........        (1,445)        (2,186)
 Realized gains..           --             --
 In excess of
 realized gain...           --             --
 Capital paid-in.           --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...        (1,445)        (2,186)
From fund share
transactions:
 Proceeds from
 shares sold.....        51,560         22,157
 Shares issued in
 reorganization..           --             --
 Distributions
 reinvested......         1,445          2,227
 Payment for
 shares redeemed.       (40,101)       (13,194)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....        12,904         11,190
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        12,485          6,057
NET ASSETS
 Beginning of
 Period..........        25,978         19,921
                   ---------------- ------------
 End of Period...      $ 38,463       $ 25,978
                   ================ ============
Analysis of fund
share
transactions:
 Sold............         6,650          2,663
 Issued in
 reorganization..           --             --
 Reinvested......           188            273
 Redeemed........        (5,167)        (1,610)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......         1,671          1,326
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                            Global Bond
                                                   -----------------------------
                                                      Unaudited
                                                   Six-Month Period  Year Ended
                                                    Ended June 30,  December 31,
                                                         2001           2000
                                                   ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment income...........................      $  1,220       $  3,081
 Net realized loss...............................          (490)          (126)
 Change in net unrealized appreciation
 (depreciation)..................................        (3,642)         4,415
                                                       --------       --------
 Net increase (decrease) in net assets resulting
 from operations.................................        (2,912)         7,370
Distributions to shareholders from:
 Net investment income...........................           --          (4,040)
                                                       --------       --------
 Decrease in net assets resulting from
 distributions...................................           --          (4,040)
From fund share transactions:
 Proceeds from shares sold.......................         9,574         11,709
 Distributions reinvested........................           --           4,046
 Payment for shares redeemed.....................       (17,026)       (21,603)
                                                       --------       --------
 Decrease in net assets from fund share
 transactions....................................        (7,452)        (5,848)
                                                       --------       --------
NET DECREASE IN NET ASSETS.......................       (10,364)        (2,518)
NET ASSETS
 Beginning of Period.............................        68,473         70,991
                                                       --------       --------
 End of Period...................................      $ 58,109       $ 68,473
                                                       ========       ========
Analysis of fund share transactions:
 Sold............................................           960          1,168
 Reinvested......................................           --             401
 Redeemed........................................        (1,687)        (2,176)
                                                       --------       --------
Net decrease in fund shares outstanding..........          (727)          (607)
                                                       ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Large Cap Growth
 Unaudited Period
 Ended June 30,
 2001............   $18.89        --        $(2.48)      $(2.48)        --           --           --           --
 Year Ended De-
 cember 31,
 2000............    27.33     $ 0.03        (4.89)       (4.86)     $(0.04)      $(2.69)      $(0.78)      $(0.07)
 1999............    26.19       0.09         6.03         6.12       (0.09)       (4.89)         --           --
 1998............    20.82       0.14         8.05         8.19       (0.14)       (2.68)         --           --
 1997............    17.49       0.17         5.21         5.38       (0.17)       (1.88)         --           --
 1996............    17.37       0.25         2.89         3.14       (0.25)       (2.77)         --           --
---------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Unaudited Period
 Ended June 30,
 2001............    12.52      (0.02)       (2.64)       (2.66)        --           --           --           --
 Year Ended
 December 31,
 2000(f).........    14.42      (0.02)       (0.44)       (0.46)        --         (0.76)       (0.65)       (0.03)
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      (0.02)        5.34         5.32         --         (0.90)         --           --
---------------------------------------------------------------------------------------------------------------------
Aggressive Bal-
anced
 Unaudited Period
 Ended June 30,
 2001............    10.24       0.08        (0.48)       (0.40)      (0.08)         --           --           --
 Year Ended
 December 31,
 2000............    10.62       0.19        (0.35)       (0.16)      (0.19)       (0.02)       (0.01)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00       0.06         0.64         0.70       (0.05)       (0.03)         --           --
---------------------------------------------------------------------------------------------------------------------
Active Bond
 Unaudited Period
 Ended June 30,
 2001............     9.44       0.29         0.06         0.35       (0.30)         --           --           --
Year ended
December 31,
 2000............     9.12       0.64         0.28         0.92       (0.60)         --           --           --
 1999............     9.92       0.67        (0.76)       (0.09)      (0.71)         --           --           --
 1998............     9.95       0.69         0.11         0.80       (0.69)       (0.14)         --           --
 1997............     9.77       0.71         0.24         0.95       (0.71)       (0.06)         --           --
 1996............    10.13       0.69        (0.31)        0.38       (0.69)       (0.05)         --           --
---------------------------------------------------------------------------------------------------------------------
Active Bond II
 Unaudited Period
 Ended June 30,
 2001(l).........    10.33       0.29         0.05         0.34       (0.30)         --           --           --
 Period from June
 30, to December
 31, 2000(h).....    10.00       0.32         0.37         0.69       (0.31)       (0.05)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                  Ratios/Supplemental Data
                                                          -------------------------------------------------------
                                                                     Operating         Net
                                                          Net Assets Expenses       Investment
                                 Net Assets                 End of      to            Income
                                   Value      Total         Period    Average       (Loss) to        Portfolio
                       Total     at End of  Investment      (000s       Net          Average         Turnover
                   Distributions   Period   Return(b)      Omitted)   Assets        Net Assets         Rate
                   ------------- ---------- ------------- ---------- -------------- ---------------- ------------
Large Cap Growth
 Unaudited Period
 Ended June 30,
 2001............        --        $16.41     (13.11%)(c) $  877,882   0.47%(d)(e)     0.03%(d)        46.84%(c)
 Year Ended De-
 cember 31,
 2000............     $(3.58)       18.89     (17.89%)     1,146,787   0.46%           0.10%           89.30%
 1999............      (4.98)       27.33      24.07%      1,382,473   0.39%           0.33%           37.42%
 1998............      (2.82)       26.19      39.51%      1,126,764   0.41%           0.59%           56.41%
 1997............      (2.05)       20.82      30.89%        754,398   0.44%           0.86%           83.82%
 1996............      (3.02)       17.49      18.27%        524,145   0.44%           1.35%          135.98%
---------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Unaudited Period
 Ended June 30,
 2001............        --          9.86     (21.20%)(c)     40,342   0.99%(d)(g)    (0.47%)(d)       51.34%(c)
 Year Ended
 December 31,
 2000(f).........      (1.44)       12.52      (3.03%)        46,114   0.96%(g)       (0.38%)         250.46%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.90)       14.42      54.57%(c)       9,175   0.95%(d)(g)    (0.55%)(d)       61.66%(c)
---------------------------------------------------------------------------------------------------------------------
Aggressive Bal-
anced
 Unaudited Period
 Ended June 30,
 2001............      (0.08)        9.76      (3.89%)(c)     20,378   0.77%(d)(i)     1.54%(d)(24)    86.54%(c)
 Year Ended
 December 31,
 2000............      (0.22)       10.24      (1.53%)        20,941   0.78%(i)        1.87%          164.89%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.08)       10.62       7.09%(c)      11,883   0.78%(d)(i)     1.68%(d)        70.28%(c)
---------------------------------------------------------------------------------------------------------------------
Active Bond
 Unaudited Period
 Ended June 30,
 2001............      (0.30)        9.49       3.63%(c)     816,297   0.71%(d)(j)     6.13%(d)(25)   130.85%(c)
Year ended
December 31,
 2000............      (0.60)        9.44      10.45%        842,299   0.41%(k)        6.98%          224.24%
 1999............      (0.71)        9.12      (0.94%)       850,286   0.28%           6.97%          182.90%
 1998............      (0.82)        9.92       8.23%        907,121   0.29%           6.84%          228.74%
 1997............      (0.77)        9.95      10.11%        803,770   0.31%           7.18%          138.29%
 1996............      (0.74)        9.77       4.10%        726,111   0.29%           7.07%          119.12%
---------------------------------------------------------------------------------------------------------------------
Active Bond II
 Unaudited Period
 Ended June 30,
 2001(l).........      (0.30)       10.37       3.24%(c)       6,583   0.80%(d)(m)     5.70%(d)(26)    24.50%(c)
 Period from June
 30, to December
 31, 2000(h).....      (0.36)       10.33       7.00%(c)       5,428   0.75%(d)       16.09%(d)       131.71%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                                 Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Emerging Markets
Equity
 Unaudited Period
 Ended June 30,
 2001............   $ 6.70     $ 0.04       $(0.25)      $(0.21)        --           --           --           --
 Year Ended De-
 cember 31,
 2000............    12.26      (0.02)       (4.91)       (4.93)        --        $(0.62)         --        $(0.01)
 1999(o).........     7.09       0.03         5.35         5.38      $(0.01)       (0.10)      $(0.42)         --
 Period from May
 1, to December
 31, 1988(h).....    10.00       0.03        (2.91)       (2.88)      (0.02)         --           --         (0.01)
--------------------------------------------------------------------------------------------------------------------------
International
Equity Index
 Unaudited Period
 Ended
 June 30, 2001...    15.39       0.17        (1.97)       (1.80)      (0.17)         --           --           --
 Year Ended
 December 31,
 2000............    19.64       0.23        (3.64)       (3.41)      (0.18)       (0.59)         --         (0.07)
 1999............    15.56       0.21         4.51         4.72       (0.21)       (0.38)       (0.05)         --
 1998............    15.20       0.23         2.91         3.14       (0.23)       (2.55)         --           --
 1997............    16.83       0.13        (0.97)       (0.84)      (0.13)       (0.66)         --           --
 1996............    15.61       0.21         1.22         1.43       (0.21)         --           --           --
--------------------------------------------------------------------------------------------------------------------------
International
Equity
 Unaudited Period
 Ended June 30,
 2001............     9.85       0.05        (1.48)       (1.43)      (0.05)         --           --           --
 Year ended
 December 31,
 2000............    11.95       0.06        (1.78)       (1.72)      (0.04)       (0.30)       (0.04)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00       0.01         2.12         2.13       (0.01)       (0.17)         --           --
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Unaudited Period
 Ended June 30,
 2001............    13.47      (0.04)       (1.03)       (1.07)        --           --           --           --
 Year ended
 December 31,
 2000............    19.12      (0.02)       (4.16)       (4.18)        --         (0.12)         --         (1.35)
 1999............    12.99      (0.21)        9.06         8.85         --         (2.72)         --           --
 1998............    11.34      (0.05)        1.70         1.65         --           --           --           --
 1997............     9.93      (0.02)        1.44         1.42         --           --           --         (0.01)
 Period from May
 1, to December
 31, 1996(h).....    10.00       0.01        (0.06)       (0.05)      (0.02)         --           --           --
--------------------------------------------------------------------------------------------------------------------------
                                                                               Ratios/Supplemental Data
                                                                        --------------------------------------------------
                                                                          Net    Operating         Net
                                                                         Assets  Expenses       Investment
                                               Net Assets                End of     to            Income
                                                 Value      Total        Period   Average       (Loss) to     Portfolio
                       Total        Capital    at End of  Investment     (000s      Net          Average      Turnover
                   Distributions Contributions   Period   Return(b)     Omitted)  Assets        Net Assets      Rate
                   ------------- ------------- ---------- ------------- -------- -------------- ------------- ------------
Emerging Markets
Equity
 Unaudited Period
 Ended June 30,
 2001............        --            --        $ 6.49      (3.08)%(c) $27,606    1.33%(d)(n)     1.26%(d)     67.07%(c)
 Year Ended De-
 cember 31,
 2000............     $(0.63)          --          6.70     (40.11)%     31,010    1.32%(n)       (0.28)%      103.90%
 1999(o).........      (0.53)        $0.32        12.26      81.37%(p)   32,596    1.39%(n)        0.19%       196.32%
 Period from May
 1, to December
 31, 1988(h).....      (0.03)          --          7.09     (28.87)%(c)   7,310    1.55%(d)(n)     0.51%(d)     53.95%(c)
--------------------------------------------------------------------------------------------------------------------------
International
Equity Index
 Unaudited Period
 Ended
 June 30, 2001...      (0.17)          --         13.42     (11.77)%(c) 155,094    0.29%(d)(q)     2.71%(d)      0.88%(c)
 Year Ended
 December 31,
 2000............      (0.84)          --         15.39     (17.42)%    195,012    0.28%(r)        1.40%        14.86%
 1999............      (0.64)          --         19.64      30.87%     244,017    0.31%(r)        1.26%        19.01%
 1998............      (2.78)          --         15.56      20.82%     173,137    0.56%(r)        1.45%       158.63%
 1997............      (0.79)          --         15.20      (5.03)%    152,359    0.79%           0.78%        83.13%
 1996............      (0.21)          --         16.83       9.19%     155,753    0.76%           1.30%        92.03%
--------------------------------------------------------------------------------------------------------------------------
International
Equity
 Unaudited Period
 Ended June 30,
 2001............      (0.05)          --          8.37     (14.56)%(c)  21,086    1.09%(d)(s)     1.15%(d)     22.65%(c)
 Year ended
 December 31,
 2000............      (0.38)          --          9.85     (14.37)%     15,716    1.10%(s)        0.53%        75.41%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.18)          --         11.95      21.49%(c)   12,430    1.10%(d)(s)     0.21%(d)     26.76%(c)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Unaudited Period
 Ended June 30,
 2001............        --            --         12.40      (7.94)%(c) 202,053    0.84%(d)       (0.44%)(d)    45.16%(c)
 Year ended
 December 31,
 2000............      (1.47)          --         13.47     (21.43)%    234,542    0.82%          (0.50)%       97.73%
 1999............      (2.72)          --         19.12      70.38%     179,570    0.89%          (0.70)%      113.11%
 1998............        --            --         12.99      14.49%      74,849    1.00%(t)       (0.65)%      101.16%
 1997............      (0.01)          --         11.34      14.26%      48,761    1.00%(t)       (0.28)%       86.23%
 Period from May
 1, to December
 31, 1996(h).....      (0.02)          --          9.93      (0.50)%(c)  20,633    1.00%(d)(t)     0.12%(d)     50.93%(c)
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Health Sciences
 Period from May
 1, 2001,
 to June 30,
 2001(h).........   $10.00       --         $ 0.20       $ 0.20      $(0.01)         --           --           --
---------------------------------------------------------------------------------------------------------------------
Global Balanced
 Unaudited Period
 Ended June 30,
 2001............     9.27     $0.07         (0.45)       (0.38)      (0.07)         --           --           --
 Year ended
 December 31,
 2000(v).........    10.71      0.23         (1.20)       (0.97)      (0.24)      $(0.01)      $(0.10)      $(0.12)
 1999............    11.12      0.29          0.25         0.54       (0.29)       (0.44)       (0.16)       (0.06)
 1998............    10.11      0.34          1.44         1.78       (0.34)       (0.42)         --         (0.01)
 1997............    10.39      0.33         (0.05)        0.28       (0.33)       (0.22)         --         (0.01)
 Period from May
 1, to December
 31, 1996(h).....    10.00      0.24          0.41         0.65       (0.24)       (0.02)         --           --
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Unaudited Period
 Ended June 30,
 2001............    15.60     (0.02)        (3.88)       (3.90)        --           --           --           --
 Year ended
 December 31,
 2000............    29.22     (0.05)       (10.49)      (10.54)        --         (0.41)       (1.61)       (1.06)
 1999............    15.12     (0.19)        17.70        17.51         --         (3.41)         --           --
 1998............    11.93     (0.09)         4.75         4.66         --         (1.32)         --         (0.15)
 1997............    10.22     (0.02)         1.73         1.71         --           --           --           --
 Period from May
 1, to December
 31, 1996(h).....    10.00      0.05          0.22         0.27       (0.05)         --           --           --
---------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Unaudited Period
 Ended June 30,
 2001............    12.12      0.03         (0.09)       (0.06)      (0.02)         --           --           --
 Year ended
 December 31,
 2000............    10.70      0.04          1.93         1.97       (0.04)       (0.24)       (0.27)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      0.03          1.10         1.13       (0.03)       (0.40)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                 Ratios/Supplemental Data
                                                          -----------------------------------------------------
                                                            Net    Operating         Net
                                                           Assets  Expenses       Investment
                                 Net Assets                End of     to            Income
                                   Value      Total        Period   Average       (Loss) to        Portfolio
                       Total     at End of  Investment     (000s      Net          Average         Turnover
                   Distributions   Period   Return(b)     Omitted)  Assets        Net Assets         Rate
                   ------------- ---------- ------------- -------- -------------- ---------------- ------------
Health Sciences
 Period from May
 1, 2001,
 to June 30,
 2001(h).........     $(0.01)      $10.19       1.99%(c)  $ 22,189   1.10%(d)        0.14%(d)        12.66%(c)
---------------------------------------------------------------------------------------------------------------------
Global Balanced
 Unaudited Period
 Ended June 30,
 2001............      (0.07)        8.82      (4.23)%(c)   28,106   1.14%(d)(u)     1.48%(d)(27)    19.33%(c)
 Year ended
 December 31,
 2000(v).........      (0.47)        9.27      (9.08)%      28,527   0.98%(u)        2.32%          204.98%
 1999............      (0.95)       10.71       5.11%       31,577   1.00%(u)        2.73%          131.21%
 1998............      (0.77)       11.12      17.99%       30,416   1.10%(u)        3.20%          103.55%
 1997............      (0.56)       10.11       2.65%       25,420   1.10%(u)        3.18%           81.04%
 Period from May
 1, to December
 31, 1996(h).....      (0.26)       10.39       6.73%(c)    24,098   1.10%(d)(u)     3.59%(d)        22.21%(c)
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Unaudited Period
 Ended June 30,
 2001............        --         11.70     (24.99)%(c)  302,547   0.88%(d)       (0.33)%(d)       58.57%(c)
 Year ended
 December 31,
 2000............      (3.08)       15.60     (35.86)%     393,988   0.85%          (0.43)%         140.94%
 1999............      (3.41)       29.22     118.31%      452,937   0.93%          (0.68)%         106.06%
 1998............      (1.47)       15.12      39.07%       94,085   1.10%(w)       (0.64)%         137.01%
 1997............        --         11.93      16.66%       40,235   1.10%(w)       (0.26)%         124.04%
 Period from May
 1, to December
 31, 1996(h).....      (0.05)       10.22       2.69%(c)    16,492   1.10%(d)(w)     0.92%(d)        71.25%(c)
---------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Unaudited Period
 Ended June 30,
 2001............      (0.02)       12.04      (0.50)%(c)   22,599   0.85%(d)(x)     0.45%(d)        74.26%(c)
 Year ended
 December 31,
 2000............      (0.55)       12.12      18.58%       21,259   0.85%(x)        0.44%          138.64%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.43)       10.70      11.53%(c)     5,810   0.85%(d)(x)     0.82%(d)        55.68%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Large Cap Value
 Unaudited Period
 Ended
 June 30, 2001...   $14.38     $0.11        $ 0.22       $ 0.33      $(0.11)         --           --           --
 Year ended
 December 31,
 2000............    13.49      0.27          1.45         1.72       (0.28)      $(0.53)      $(0.01)      $(0.01)
 1999............    14.02      0.27          0.18         0.45       (0.27)       (0.71)         --           --
 1998............    13.57      0.28          0.96         1.24       (0.28)       (0.51)         --           --
 1997............    11.09      0.29          2.84         3.13       (0.29)       (0.36)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.16          1.22         1.38       (0.16)       (0.13)         --           --
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Unaudited Period
 Ended
 June 30, 2001...    10.42      0.04         (0.11)       (0.07)      (0.04)         --           --           --
 Year ended
 December 31,
 2000............    10.16      0.15          0.36         0.51       (0.15)       (0.06)       (0.03)       (0.01)
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      0.04          0.31         0.35       (0.03)       (0.14)       (0.01)       (0.01)
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE II
 Unaudited Period
 Ended
 June 30, 2001(1).   10.71      0.04         (0.08)       (0.04)      (0.04)         --           --           --
 Period from June
 30, to
 December 31,
 2000(h).........    10.00      0.06          0.74         0.80       (0.06)       (0.03)         --           --
---------------------------------------------------------------------------------------------------------------------
Large/Mid Cap
Value
 Unaudited Period
 Ended
 June 30, 2001...    11.57      0.05         (0.30)       (0.25)      (0.05)         --           --           --
 Year ended
 December 31,
 2000............    10.42      0.09          1.30         1.39       (0.10)       (0.08)       (0.06)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      0.03          0.45         0.48       (0.03)       (0.02)       (0.01)         --
---------------------------------------------------------------------------------------------------------------------
Money Market
 Unaudited Period
 Ended
 June 30, 2001(4).    1.00      0.02           --          0.02       (0.02)         --           --           --
 Year ended
 December 31,
 2000............     1.00      0.06           --          0.06       (0.06)         --           --           --
 1999(23)........     1.00      0.04           --          0.04       (0.04)         --           --           --
 1998(23)........     1.00      0.05           --          0.05       (0.05)         --           --           --
 1997(23)........     1.00      0.05           --          0.05       (0.05)         --           --           --
 1996(23)........     1.00      0.05           --          0.05       (0.05)         --           --           --
---------------------------------------------------------------------------------------------------------------------
                                                                 Ratios/Supplemental Data
                                                          -----------------------------------------------
                                                            Net    Operating         Net
                                                           Assets  Expenses       Investment
                                 Net Assets                End of     to            Income
                                   Value      Total        Period   Average       (Loss) to   Portfolio
                       Total     at End of  Investment     (000s      Net          Average    Turnover
                   Distributions   Period   Return(b)     Omitted)  Assets        Net Assets    Rate
                   ------------- ---------- ------------- -------- -------------- ----------- -----------
Large Cap Value
 Unaudited Period
 Ended
 June 30, 2001...     $(0.11)      $14.60      2.34%(c)   $224,726   0.77%(d)        1.62%(d)    7.04%(c)
 Year ended
 December 31,
 2000............      (0.83)       14.38     12.97%       204,535   0.78%           2.04%      42.12%
 1999............      (0.98)       13.49      3.28%       155,849   0.85%           1.88%      32.62%
 1998............      (0.79)       14.02      9.26%       123,365   0.92%           2.08%      18.46%
 1997............      (0.65)       13.57     28.56%        73,269   1.00%(y)        2.42%      19.21%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.29)       11.09     13.90%(c)     19,781   1.00%(d)(y)     2.74%(d)   19.95%(c)
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Unaudited Period
 Ended
 June 30, 2001...      (0.04)       10.31     (0.66)%(c)    43,987   0.84%(d)(z)     0.93%(d)   29.44%(c)
 Year ended
 December 31,
 2000............      (0.25)       10.42      5.12%        18,164   0.85%(z)        1.54%      59.15%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.19)       10.16      3.58%(c)      6,371   0.85%(d)(z)     1.13%(d)   30.90%(c)
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE II
 Unaudited Period
 Ended
 June 30, 2001(1).     (0.04)       10.63     (0.33)%(c)     6,596   0.88%(d)(2)     0.81%(d)   14.04%(c)
 Period from June
 30, to
 December 31,
 2000(h).........      (0.09)       10.71      8.00%(c)      6,029   0.85%(d)        1.22%(d)   17.16%(c)
---------------------------------------------------------------------------------------------------------------------
Large/Mid Cap
Value
 Unaudited Period
 Ended
 June 30, 2001...      (0.05)       11.27     (2.22)%(c)    36,569   1.03%(d)(3)     0.88%(d)   38.78%(c)
 Year ended
 December 31,
 2000............      (0.24)       11.57     13.41%        15,728   1.05%(3)        0.97%      86.97%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.06)       10.42      4.72%(c)      6,101   1.05%(d)(3)     0.94%(d)   23.03%(c)
---------------------------------------------------------------------------------------------------------------------
Money Market
 Unaudited Period
 Ended
 June 30, 2001(4).     (0.02)        1.00      2.51%(c)    459,369   0.29%(d)        5.03%(d)     n/a
 Year ended
 December 31,
 2000............      (0.06)        1.00      6.29%(5)    496,853   0.29%           6.05%        n/a
 1999(23)........      (0.04)        1.00      5.05%       451,235   0.31%           4.95%        n/a
 1998(23)........      (0.05)        1.00      5.40%       395,195   0.31%           5.29%        n/a
 1997(23)........      (0.05)        1.00      5.38%       229,443   0.33%           5.32%        n/a
 1996(23)........      (0.05)        1.00      5.32%       213,235   0.30%           5.20%        n/a
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Large/Mid Cap
Value II
 Unaudited Period
 Ended
 June 30,
 2001(4).........   $14.65     $ 0.07       $(0.37)      $(0.30)     $(0.07)         --           --           --
 Year ended
 December 31,
 2000............    12.78       0.06         3.51         3.57       (0.06)      $(0.41)      $(1.23)         --
 1999............    12.19       0.08         0.59         0.67       (0.08)         --           --           --
 1998............    13.87       0.11        (1.68)       (1.57)      (0.11)         --           --           --
 1997............    11.35       0.05         3.59         3.64       (0.05)       (1.07)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00       0.04         1.57         1.61       (0.04)       (0.22)         --           --
---------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Unaudited Period
 Ended
 June 30, 2001...    13.70      (0.03)        0.27         0.24         --           --           --           --
 Year ended
 December 31,
 2000............    14.03      (0.02)        1.27         1.25         --         (1.43)       (0.15)         --
 1999............    15.94      (0.07)        0.74         0.67         --         (2.41)         --        $(0.17)
 1998............    15.39      (0.02)        0.88         0.86         --         (0.31)         --           --
 1997............    16.52       0.01         0.56         0.57       (0.01)       (1.69)         --           --
 1996............    13.18       0.02         3.99         4.01       (0.02)       (0.65)         --           --
---------------------------------------------------------------------------------------------------------------------
Bond Index
 Unaudited Period
 Ended
 June 30, 2001...     9.74       0.29         0.02         0.31       (0.30)         --           --           --
 Year ended
 December 31,
 2000............     9.32       0.62         0.43         1.05       (0.63)         --           --           --
 1999............    10.19       0.63        (0.89)       (0.26)      (0.61)         --           --           --
 Period from May
 1, to
 December 31,
 1998(h).........    10.00       0.42         0.29         0.71       (0.42)       (0.10)         --           --
---------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Unaudited Period
 Ended
 June 30, 2001...     9.52       0.01        (1.23)       (1.22)        --           --           --           --
 Year ended
 December 31,
 2000............    11.94      (0.03)       (2.21)       (2.24)        --         (0.01)       (0.06)       (0.11)
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      (0.01)        2.03         2.02         --         (0.08)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                 Ratios/Supplemental Data
                                                          -----------------------------------------------------
                                                            Net    Operating         Net
                                                           Assets  Expenses       Investment
                                 Net Assets                End of     to            Income
                                   Value      Total        Period   Average       (Loss) to        Portfolio
                       Total     at End of  Investment     (000s      Net          Average         Turnover
                   Distributions   Period   Return(b)     Omitted)  Assets        Net Assets         Rate
                   ------------- ---------- ------------- -------- -------------- ---------------- ------------
Large/Mid Cap
Value II
 Unaudited Period
 Ended
 June 30,
 2001(4).........     $(0.07)      $14.28      (2.06)%(c) $121,102   0.85%(d)        1.00%(d)       141.53%(c)
 Year ended
 December 31,
 2000............      (1.70)       14.65      28.38%      129,233   0.87%           0.42%          235.80%
 1999............      (0.08)       12.78       5.52%       92,150   0.92%           0.64%          137.06%
 1998............      (0.11)       12.19     (11.33)%      94,820   0.96%           0.93%          173.33%
 1997............      (1.12)       13.87      32.17%       64,973   1.05%(6)        0.53%           93.78%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.26)       11.35      16.18%(c)    10,926   1.05%(d)(6)     0.69%(d)        62.99%(c)
---------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Unaudited Period
 Ended
 June 30, 2001...        --         13.94       1.76%(c)   181,314   0.85%(d)       (0.30%)(d)       48.75%(c)
 Year ended
 December 31,
 2000............      (1.58)       13.70       9.25%      190,010   0.85%          (0.20)%         103.19%
 1999............      (2.58)       14.03       5.15%      181,931   0.85%          (0.27)%         172.58%
 1998............      (0.31)       15.94       5.61%      193,332   0.89%          (0.11)%         162.21%
 1997............      (1.70)       15.39       3.44%      213,612   0.85%           0.09%          331.19%
 1996............      (0.67)       16.52      30.33%      194,108   0.84%           0.18%          217.84%
---------------------------------------------------------------------------------------------------------------------
Bond Index
 Unaudited Period
 Ended
 June 30, 2001...      (0.30)        9.75       3.16%(c)    81,161   0.25%(d)        6.05%(d)(28)    53.84%(c)
 Year ended
 December 31,
 2000............      (0.63)        9.74      11.81%       64,768   0.25%(7)        6.80%           40.46%
 1999............      (0.61)        9.32      (2.57)%      38,436   0.29%(7)        6.56%           17.06%
 Period from May
 1, to
 December 31,
 1998(h).........      (0.52)       10.19       7.20%(c)    28,001   0.40%(d)(7)     6.17%(d)        21.09%(c)
---------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Unaudited Period
 Ended
 June 30, 2001...        --          8.30     (12.77)%(c)   35,629   0.98%(d)       (0.08)%(d)       53.63%(c)
 Year ended
 December 31,
 2000............      (0.18)        9.52     (18.77)%      26,244   1.00%(8)       (0.37)%          75.97%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.08)       11.94      20.18%(c)    15,074   1.08%(d)(8)    (0.39)%(d)       18.97%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Small/Mid Cap
CORE
 Unaudited Period
 Ended June 30,
 2001............   $ 9.82     $0.03        $ 0.12       $ 0.15      $(0.03)         --           --           --
 Year ended
 December 31,
 2000............     9.82      0.05          0.39         0.44       (0.05)      $(0.32)      $(0.05)      $(0.02)
 1999............     9.02      0.02          1.77         1.79       (0.03)       (0.96)         --           --
 Period from May
 1, to December
 31, 1998(h).....    10.00       --          (0.98)       (0.98)        --           --           --           --
---------------------------------------------------------------------------------------------------------------------
Small Cap Value
 Unaudited Period
 Ended June 30,
 2001(10)........    11.70      0.04          2.10         2.14       (0.04)         --           --           --
 Year ended
 December 31,
 2000............    10.13      0.01          3.37         3.38       (0.01)       (1.80)         --           --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00       --           0.49         0.49         --         (0.36)         --           --
---------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Unaudited Period
 Ended June 30,
 2001............    13.67      0.19          0.62         0.81       (0.21)         --           --           --
 Year ended
 December 31,
 2000(o).........    11.47      0.76          2.73         3.49       (0.76)       (0.06)       (0.17)       (0.30)
 1999............    12.46      0.78         (0.99)       (0.21)      (0.78)         --           --           --
 1998............    15.91      0.77         (3.38)       (2.61)      (0.70)       (0.14)         --           --
 1997............    14.64      0.77          1.68         2.45       (0.71)       (0.41)         --         (0.06)
 1996............    11.70      0.76          2.97         3.73       (0.76)       (0.03)         --           --
---------------------------------------------------------------------------------------------------------------------
Growth & Income
 Unaudited Period
 Ended June 30,
 2001............    14.18      0.02         (1.31)       (1.29)      (0.02)         --           --           --
 Year ended
 December 31,
 2000(f).........    20.01      0.17         (2.77)       (2.60)      (0.17)       (2.69)       (0.14)       (0.23)
 1999............    19.49      0.20          2.88         3.08       (0.20)       (2.36)         --           --
 1998............    16.61      0.23          4.75         4.98       (0.23)       (1.87)         --           --
 1997............    14.65      0.27          4.07         4.34       (0.27)       (2.11)         --           --
 1996............    13.94      0.34          2.43         2.77       (0.34)       (1.72)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                  Ratios/Supplemental Data
                                                          -----------------------------------------------------
                                                                     Operating          Net
                                                          Net Assets Expenses        Investment
                                 Net Assets                 End of      to             Income
                                   Value      Total         Period    Average        (Loss) to     Portfolio
                       Total     at End of  Investment      (000s       Net           Average      Turnover
                   Distributions   Period   Return(b)      Omitted)   Assets         Net Assets      Rate
                   ------------- ---------- ------------- ---------- --------------- ------------- ------------
Small/Mid Cap
CORE
 Unaudited Period
 Ended June 30,
 2001............     $(0.03)      $ 9.94       1.51%(c)  $   27,689   0.90%(d)(9)      0.57%(d)     33.72%(c)
 Year ended
 December 31,
 2000............      (0.44)        9.82       4.63%         21,636   0.90%(9)         0.56%        94.78%
 1999............      (0.99)        9.82      20.54%          8,248   0.94%(9)         0.30%       109.12%
 Period from May
 1, to December
 31, 1998(h).....        --          9.02      (9.81)%(c)      5,015   1.05%(d)(9)     (0.01)%(d)    60.51%(c)
---------------------------------------------------------------------------------------------------------------------
Small Cap Value
 Unaudited Period
 Ended June 30,
 2001(10)........      (0.04)       13.80      18.25%(c)      58,573   1.04%(d)(11)     0.66%(d)     77.07%(c)
 Year ended
 December 31,
 2000............      (1.81)       11.70      34.19%         29,436   1.05%(11)        0.13%       220.80%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.36)       10.13       5.08%(c)       5,570   1.05%(d)(11)    (0.12)%(d)    51.97%(c)
---------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Unaudited Period
 Ended June 30,
 2001............      (0.21)       14.27       5.95%(c)     160,629   1.08%(d)         2.87%(d)     10.80%(c)
 Year ended
 December 31,
 2000(o).........      (1.29)       13.67      31.29%        158,811   0.76%            5.99%        58.81%
 1999............      (0.78)       11.47      (1.69)%       126,214   0.70%            6.38%        12.95%
 1998............      (0.84)       12.46     (16.71)%       152,789   0.69%            5.48%        22.69%
 1997............      (1.18)       15.91      17.22%        204,131   0.69%            5.12%        20.04%
 1996............      (0.79)       14.64      33.07%        151,105   0.69%            6.14%        18.37%
---------------------------------------------------------------------------------------------------------------------
Growth & Income
 Unaudited Period
 Ended June 30,
 2001............      (0.02)       12.87      (9.13)%(c)  2,799,990   0.77%(d)(12)     0.35%(d)     43.75%(c)
 Year ended
 December 31,
 2000(f).........      (3.23)       14.18     (13.10)%     3,324,988   0.40%            0.84%       112.94%
 1999............      (2.56)       20.01      16.23%      4,218,841   0.28%            0.98%        70.16%
 1998............      (2.10)       19.49      30.25%      3,670,785   0.27%            1.24%        48.45%
 1997............      (2.38)       16.61      29.79%      2,785,964   0.28%            1.61%        74.56%
 1996............      (2.06)       14.65      20.10%      2,047,927   0.27%            2.24%        81.02%
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Managed
 Unaudited Period
 Ended June 30,
 2001............   $13.82     $0.15        $(0.38)      $(0.23)     $(0.15)         --           --           --
 Year ended
 December 31,
 2000(v).........    15.45      0.44         (0.45)       (0.01)      (0.44)      $(1.18)         --           --
 1999............    15.64      0.44          0.94         1.38       (0.43)       (1.14)         --           --
 1998............    14.35      0.46          2.43         2.89       (0.46)       (1.09)         --        $(0.05)
 1997............    13.35      0.59          1.86         2.45       (0.59)       (0.78)         --         (0.08)
 1996............    13.73      0.61          0.81         1.42       (0.61)       (1.19)         --           --
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Unaudited Period
 Ended June 30,
 2001............     9.86      0.28          0.14         0.42       (0.29)         --           --           --
 Year ended
 December 31,
 2000............     9.72      0.61          0.14         0.75       (0.61)         --           --           --
 1999............    10.05      0.61         (0.33)        0.28       (0.61)         --           --           --
 1998............    10.08      0.61         (0.03)        0.58       (0.61)         --           --           --
 1997............    10.05      0.59          0.03         0.62       (0.59)         --           --           --
 1996............    10.23      0.54         (0.18)        0.36       (0.54)         --           --           --
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Unaudited Period
 Ended June 30,
 2001............     9.14       --           0.37         0.37         --           --           --           --
 Year ended
 December 31,
 2000(v).........    10.92      0.14         (1.13)       (0.99)      (0.15)       (0.14)      $(0.20)       (0.30)
 1999............    11.59      0.09         (0.50)       (0.41)      (0.07)       (0.01)       (0.18)         --
 1998............    12.40      0.07         (0.81)       (0.74)      (0.07)         --           --           --
 1997............    10.73      0.08          2.66         2.74       (0.08)       (0.99)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.07          0.96         1.03       (0.07)       (0.23)         --           --
---------------------------------------------------------------------------------------------------------------------
International
Opportunities
 Unaudited Period
 Ended June 30,
 2001............    11.85      0.07         (1.96)       (1.89)      (0.06)         --           --           --
 Year ended
 December 31,
 2000(16)........    15.17      0.07         (2.57)       (2.50)      (0.06)       (0.62)       (0.05)       (0.09)
 1999............    12.21      0.10          3.95         4.05       (0.11)       (0.94)       (0.04)         --
 1998............    10.63      0.11          1.57         1.68       (0.10)         --           --           --
 1997............    10.60      0.10          0.11         0.21       (0.10)       (0.08)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.07          0.60         0.67       (0.07)         --           --           --
---------------------------------------------------------------------------------------------------------------------
                                                                   Ratios/Supplemental Data
                                                           ---------------------------------------------------------
                                                                      Operating          Net
                                                           Net Assets Expenses        Investment
                                 Net Assets                  End of      to             Income
                                   Value      Total          Period    Average        (Loss) to        Portfolio
                       Total     at End of  Investment       (000s       Net           Average         Turnover
                   Distributions   Period   Return(b)       Omitted)   Assets         Net Assets         Rate
                   ------------- ---------- -------------- ---------- --------------- ---------------- -------------
Managed
 Unaudited Period
 Ended June 30,
 2001............     $(0.15)      $13.44      (1.73)%(c)  $2,729,864   0.77%(d)         2.19%(d)(29)    90.71%(c)
 Year ended
 December 31,
 2000(v).........      (1.62)       13.82       0.03%       2,995,794   0.46%            2.86%          210.35%
 1999............      (1.57)       15.45       9.10%       3,430,919   0.36%            2.75%          203.86%
 1998............      (1.60)       15.64      20.42%       3,301,910   0.36%            2.99%          160.57%
 1997............      (1.45)       14.35      18.72%       2,800,127   0.37%            4.18%          200.41%
 1996............      (1.80)       13.35      10.72%       2,386,660   0.36%            4.41%          113.61%
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Unaudited Period
 Ended June 30,
 2001............      (0.29)        9.99       4.23%(c)      115,184   0.34%(d)         5.85%(d)(30)    45.15%(c)
 Year ended
 December 31,
 2000............      (0.61)        9.86       7.98%          80,109   0.36%            6.27%           52.68%
 1999............      (0.61)        9.72       2.96%          68,844   0.43%            6.25%          100.04%
 1998............      (0.61)       10.05       5.82%          77,194   0.53%            6.17%          184.50%
 1997............      (0.59)       10.08       6.41%          51,120   0.57%            5.67%          108.29%
 1996............      (0.54)       10.05       3.61%          58,676   0.75%(13)        5.66%           20.68%
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Unaudited Period
 Ended June 30,
 2001............        --          9.51       4.02%(c)       76,231   1.00%(d)(14)    (0.05)%(d)       21.00%(c)
 Year ended
 December 31,
 2000(v).........      (0.79)        9.14      (8.89)%         70,031   0.92%(14)        1.25%          189.57%
 1999............      (0.26)       10.92      (3.43)%         68,900   0.95%(14)        0.78%          117.33%
 1998............      (0.07)       11.59       5.96%          64,095   1.05%(14)        0.63%          100.83%
 1997............      (1.07)       12.40      25.57%          43,261   1.05%(14)        0.68%          126.10%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.30)       10.73      10.33%(c)       10,541   1.05%(d)(14)     1.15%(d)        66.31%(c)
---------------------------------------------------------------------------------------------------------------------
International
Opportunities
 Unaudited Period
 Ended June 30,
 2001............      (0.06)        9.90     (15.98)%(c)      87,333   0.92%(d)(15)     1.19%(d)         8.59%(c)
 Year ended
 December 31,
 2000(16)........      (0.82)       11.85     (16.36)%(17)    120,034   0.93%(15)        0.47%           37.92%(17)
 1999............      (1.09)       15.17      34.01%          79,794   1.02%(15)        0.77%           34.02%
 1998............      (0.10)       12.21      15.92%          64,250   1.16%(15)        0.89%           18.67%
 1997............      (0.18)       10.63       1.95%          30,631   1.22%(15)        0.65%           21.09%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.07)       10.60       6.72%(c)       17,898   1.25%(d)(15)     0.87%(d)         5.46%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                    Less Distributions
                             ------------------------------------ ----------------------------------------------------
                      Net       Net
                    Assets   Investment  Net Realized             Distribution Distribution                            Net Assets
                   Value at    Income   and Unrealized Total From   From Net     From Net   Distribution                 Value
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on   From Capital     Total     at End of
                   of Period   (Loss)   Investments(a) Operations    Income    Investments    Paid-in    Distributions   Period
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------- ----------
Equity Index
 Unaudited Period
 Ended June 30,
 2001............   $17.64     $0.09        $(1.27)      $(1.18)     $(0.10)         --           --        $(0.10)      $16.36
 Year ended
 December 31,
 2000............    20.46      0.22         (2.09)       (1.87)      (0.22)      $(0.72)      $(0.01)       (0.95)       17.64
 1999............    17.70      0.27          3.41         3.68       (0.26)       (0.66)         --         (0.92)       20.46
 1998............    14.21      0.25          3.76         4.01       (0.24)       (0.28)         --         (0.52)       17.70
 1997............    11.10      0.24          3.41         3.65       (0.24)       (0.25)       (0.05)       (0.54)       14.21
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.15          1.26         1.41       (0.15)       (0.10)       (0.06)       (0.31)       11.10
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Unaudited Period
 Ended June 30,
 2001............     7.33      0.35          0.06         0.41       (0.36)         --           --         (0.36)        7.38
 Year ended
 December 31,
 2000............     8.99      0.73         (1.65)       (0.92)      (0.74)         --           --         (0.74)        7.33
 1999............     9.23      0.72         (0.26)        0.46       (0.70)         --           --         (0.70)        8.99
 Period from May
 1, to
 December 31,
 1998(h).........    10.00      0.46         (0.76)       (0.30)      (0.46)       (0.01)         --         (0.47)        9.23
---------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Unaudited Period
 Ended June 30,
 2001............    10.34      0.18         (0.66)       (0.48)        --           --           --           --          9.86
 Year ended
 December 31,
 2000(v).........     9.82      0.48          0.67         1.15       (0.63)         --           --         (0.63)       10.34
 1999............    10.60      0.48         (0.70)       (0.22)      (0.56)         --           --         (0.56)        9.82
 1998............    10.24      0.54          0.38         0.92       (0.29)       (0.09)       (0.18)       (0.56)       10.60
 1997............    10.16      0.59          0.30         0.89       (0.61)       (0.15)       (0.05)       (0.81)       10.24
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.38          0.28         0.66       (0.38)       (0.12)         --         (0.50)       10.16
                                           Ratios/Supplemental Data
                                    -----------------------------------------------------
                                      Net    Operating          Net
                                     Assets  Expenses        Investment
                                     End of     to             Income
                     Total           Period   Average        (Loss) to       Portfolio
                   Investment        (000s      Net           Average        Turnover
                   Return(b)        Omitted)  Assets         Net Assets        Rate
                   ---------------- -------- --------------- --------------- ------------
Equity Index
 Unaudited Period
 Ended June 30,
 2001............     (6.74)%(c)    $539,147   0.19%(d)         1.15%(d)       11.28%(c)
 Year ended
 December 31,
 2000............     (9.15)%        525,659   0.19%            1.12%          34.11%
 1999............     21.08%         451,296   0.00%(18)        1.42%          55.24%
 1998............     28.45%         232,578   0.00%(18)        1.59%          43.31%
 1997............     32.79%(19)     101,390   0.00%(18)        1.97%          64.56%
 Period from May
 1, to
 December 31,
 1996(h).........     14.23%(c)(20)   14,650   0.00%(d)(18)     2.47%(d)       15.72%(c)
-----------------------------------------------------------------------------------------
High Yield Bond
 Unaudited Period
 Ended June 30,
 2001............      5.33%(c)       38,463   0.74%(d)(21)     9.21%(d)(31)   16.59%(c)
 Year ended
 December 31,
 2000............    (10.81)%         25,978   0.75%(21)        8.88%          21.94%
 1999............      5.13%          19,921   0.80%(21)        7.94%          38.62%
 Period from May
 1, to
 December 31,
 1998(h).........     (2.98)%(c)      14,789   0.90%(d)(21)     7.43%(d)       17.67%(c)
-----------------------------------------------------------------------------------------
Global Bond
 Unaudited Period
 Ended June 30,
 2001............     (4.68)%(c)      58,109   0.95%(d)(22)     3.79%(d)(32)   20.80%(c)
 Year ended
 December 31,
 2000(v).........     12.00%          68,473   0.81%(22)        4.71%         259.60%
 1999............     (2.16)%         70,991   0.83%(22)        4.70%         332.06%
 1998............      9.15%          66,791   0.95%(22)        5.27%         186.70%
 1997............      9.05%          28,647   1.00%(22)        5.80%          69.38%
 Period from May
 1, to
 December 31,
 1996(h).........      6.71%(c)       12,907   1.00%(d)(22)     6.05%(d)      171.39%(c)

(a) The amount shown at this caption for each fund share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the fund shares in relation to the fluctuating market values of the portfolio.
(b) The performance of the Funds shown on this page does not reflect expense reimbursements without which the returns would have been lower during the periods shown, and does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) Not annualized
(d) Annualized
(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .52% for the period ended June 30, 2001.
(f) The Fund entered into a new sub-advisory agreement with Putnam Investment Management, Inc. during the period shown.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------
(g) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.00% and 1.09%
    for the years ended December 31, 2000 and 1999, respectively, and 1.25% for the period ended June 30, 2001.
(h) Commencement of investment operations
(i) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .89% and .96% for the years ended December 31, 2000 and 1999, respectively, and 1.04% for the period ended June 30, 2001.
(j) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .73% for the period ended June 30, 2001.
(k) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .44% for the year ended December 31, 2000.
(l) The Fund entered into a new sub-advisory agreement with John Hancock Advisers, Inc. during the period shown.
(m) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.57% for the period ended June 30, 2001.
(n) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 2.49%, 3.44%, and 3.69% for the years ended December 31, 2000, 1999, and 1998, respectively, and 3.18% for the period ended June 30, 2001.
(o) The Fund entered into a new sub-advisory agreement with Morgan Stanley
    Dean Witter Investment Management, Inc. during the period shown.
(p) The total investment return includes the effect of the capital contribution of $.32 per share. The total investment return without the capital contribution would have been 79.02%.
(q) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .31% for the period ended June 30, 2001.
(r) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .37% and .38% and .63% for the years ended December 31, 2000, 1999, and 1998, respectively.
(s) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.76% and 1.71%
    for the years ended December 31, 2000 and 1999, respectively, and 1.61% for the period ended June 30, 2001.
(t) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.05%, 1.12%, and 1.55%, for the years ended December 31, 1998, 1997, and 1996, respectively.
(u) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.27%, 1.31%, 1.82, 1.56%, and 1.44% for the years ended December 31, 2000, 1999, 1998,
    1997, and 1996, respectively, and 1.31% for the period ended June 30, 2001.
(v) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.
(w) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.13%, 1.42%, and 2.34%, for the years ended December 31, 1998, 1997, and 1996, respectively.
(x) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.04% and 1.20%
    for the years ended December 31, 2000 and 1999, respectively, and 1.06% for the period ended June 30, 2001.
(y) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.06% and 2.74%, for the years ended December 31, 1997 and 1996, respectively.
(z) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.09% and 1.17%
    for the years ended December 31, 2000 and 1999, respectively, and 1.00% for the period ended June 30, 2001.
(1) The Fund entered into a new sub-advisory agreement with Goldman Sachs
    Asset Management during the period shown.
(2) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.95% for the period ended June 30, 2001.
(3) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.36% and 1.42%
    for the years ended December 31, 2000 and 1999, respectively, and 1.16% for the period ended June 30, 2001.
(4) The Fund entered into a new sub-advisory agreement with Wellington Management Company, LLP during the period shown.
(5) The total investment return includes the effect of the capital contribution of $0.001 per share. The total investment return without the capital contribution would have been 6.18%.
(6) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.14% and 2.15%, for the years ended December 31, 1997 and 1996, respectively.
(7) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .27%, .35%, and .71%, for the years ended December 31, 2000, 1999, and 1998, respectively.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------
(8) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.05% and 1.17% for the year ended December 31, 2000 and 1999, respectively.
(9) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.23%, 2.24%, and 4.55%, for the years ended December 31, 2000, 1999, and 1998, respectively, and 1.16% for the period ended June 30, 2001.
(10) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc. during the period shown.
(11) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.29% and 1.61% for the year ended December 31, 2000 and 1999, respectively, and 1.10% for the period ended June 30, 2001.
(12) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .78% for the period ended June 30, 2001.
(13) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .79% for the year ended December 31, 1996.
(14) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .95%, .96%, 1.08%, 1.30%, and 2.06%, for the years ended December 31, 2000, 1999,
     1998, 1997 and 1996, respectively, and 1.01% for the period ended June
     30, 2001.
(15) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.09%, 1.15%, 1.46%, 1.57%, and 2.76%, for the years ended December 3, 2000, 1999,
     1998, 1997, and 1996, respectively, and 1.03% for the period ended June 30, 2001.
(16) The Fund entered into a new sub-advisory agreement with T. Rowe Price International, Inc. during the period shown.
(17) Excludes merger activity.
(18) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .22%, .34%, .65%, and 1.61%, for the years ended December 31, 1999, 1998, 1997, and 1996, respectively.
(19) The total investment return includes the effect of the capital contribution of $.04 per share. The total investment return without the capital contribution would have been 32.47%.
(20) The total investment return includes the effect of the capital contribution of $.06 per share. The total investment return without the capital contribution would have been 13.59%.
(21) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .87%, 1.04%, and 2.03%, for the years ended December 31, 2000, 1999, and 1998, respectively, and .84% for the period ended June 30, 2001.
(22) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .91%, .84%, 1.02%, 1.32%, and 1.57%, for the years ended December 31, 2000, 1999,
      1998, 1997, and 1996, respectively, and .98% for the period ended June 30, 2001.
(23) Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.
(24) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 1.58% for the period ended June 30, 2001.
(25) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 6.33% for the period ended June 30, 2001.
(26) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 5.85% for the period ended June 30, 2001.
(27) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 1.75% for the period ended June 30, 2001.
(28) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 6.40% for the period ended June 30, 2001.
(29) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 1.58% for the period ended June 30, 2001.
(30) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 6.14% for the period ended June 30, 2001.
(31) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 9.27% for the period ended June 30, 2001.
(32) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 4.43% for the period ended June 30, 2001.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK

Automobile - 0.5%
 General Motors Corp. - Cl. H .........................     216,600   $   4,386

Chemical - 0.3%
 Praxair, Inc. ........................................      65,000       3,055

Commercial Services - 1.7%
 Arbitron, Inc. .......................................      90,000       2,169
 Concord EFS, Inc. ....................................     110,000       5,721
 Informix Corp. .......................................      12,452          73
 Omnicom Group, Inc. ..................................      78,100       6,716
                                                                      ---------
                                                                         14,679
Computer Equipment - 10.0%
 Advanced Micro Devices, Inc. .........................     110,000       3,177
 Dell Computer Corp. ..................................     385,300      10,076
 Intel Corp. ..........................................   1,322,100      38,671
 International Business Machines Corp. ................     234,200      26,465
 Lexmark International Group, Inc. - Cl. A ............     134,000       9,011
                                                                      ---------
                                                                         87,400
Computer Software & Services - 13.6%
 Adobe Systems, Inc. ..................................     189,800       8,921
 Cadence Design Systems, Inc. * .......................     281,400       5,242
 Electronic Data Systems Corp. ........................      83,000       5,187
 First Data Corp. .....................................      50,100       3,219
 Fiserv, Inc. .........................................      60,000       3,839
 Intuit, Inc.* ........................................     206,000       8,238
 Microsoft Corp. ......................................     843,000      61,539
 Oracle Corp.* ........................................     671,200      12,753
 Peoplesoft, Inc. .....................................      60,300       2,969
 SunGard Data Systems, Inc. ...........................     239,200       7,178
                                                                      ---------
                                                                        119,085
Consumer Miscellaneous - 0.8%
 Black & Decker Corp. .................................     184,100       7,265

Cosmetic & Personal Care - 0.8%
 Colgate-Palmolive Co. ................................     120,000       7,079

Diversified Operations - 10.1%
 Danaher Corp. ........................................      98,200       5,499
 General Electric Co. .................................   1,599,500      77,976
 Tyco International, Ltd. .............................      90,000       4,905
                                                                      ---------
                                                                         88,380
Electric Power - 1.1%
 Calpine Corp. * ......................................      91,400       3,455
 Duke Energy Co. ......................................      95,000       3,706
 Exelon Corp. .........................................      35,000       2,244
                                                                      ---------
                                                                          9,405
Electronic Products & Services - 8.8%
 Analog Devices, Inc.* ................................     179,600       7,768
 Applera Corporation - Applied Biosystems Group .......     160,000       4,280
 Applied Materials, Inc.* .............................     169,400       8,317
 Cabot Microelectronics Corp. .........................      38,000       2,356
 Cisco Systems, Inc. * ................................     668,300      12,163
 KLA-Tencor Corp. * ...................................     105,900       6,192
 LSI Logic Corp. ......................................     179,000       3,365
 Maxim Integrated Products, Inc.* .....................     141,500       6,256
 Novellus Systems, Inc. * .............................     101,900       5,787
 QLogic Corp. .........................................      24,500       1,579
 Tektronix, Inc. ......................................     115,600       3,139
 Texas Instruments, Inc. ..............................     297,500       9,371
 Waters Corp. .........................................      71,300       1,969
 Xilinx, Inc. * .......................................     117,100       4,829
                                                                      ---------
                                                                         77,371
Energy - Alternative Source - 0.9%
 Dynegy, Inc. - Cl. A .................................     132,100       6,143
 El Paso Corp. ........................................      43,500       2,285
                                                                      ---------
                                                                          8,428
Food, Beverage & Tobacco - 2.0%
 Archer Daniels Midland Co. ...........................     184,100       2,393
 Philip Morris Cos., Inc. .............................     275,800      13,997
 Sara Lee Corp. .......................................      63,402       1,201
                                                                      ---------
                                                                         17,591
Health Care Products - 18.7%
 Abbott Laboratories ..................................     140,000       6,721
 Allergan, Inc. .......................................     155,400      13,287
 American Home Products Corp. .........................     172,900      10,104
 Baxter International, Inc. ...........................      72,000       3,528
 Bristol-Myers Squibb Co. .............................     187,700       9,817
 Invitrogen Corp. * ...................................      87,600       6,290
 Johnson & Johnson ....................................     322,774      16,139
 Laboratory Corp. of America Holdings .................      62,400       4,798
 Merck & Co., Inc. ....................................     256,500      16,393
 Pfizer, Inc. .........................................   1,388,500      55,609
 Pharmacia Corp. ......................................     141,700       6,511
 Schering-Plough Corp. ................................     330,400      11,974
 UnitedHealth Group, Inc. .............................      48,000       2,964
                                                                      ---------
                                                                        164,135
Health Care Services - 1.9%
 Lincare Holdings, Inc. ...............................     283,000       8,493
 Trigon Healthcare, Inc. ..............................      73,700       4,779
 Universal Health Services, Inc. - Cl. B * ............      82,200       3,740
                                                                      ---------
                                                                         17,012
Insurance - 1.8%
 Everest Group, Ltd. ..................................      25,000       1,870
 Hartford Financial Services Group, Inc. ..............      62,700       4,289
 Lincoln National Corp. ...............................      88,500       4,580

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - Continued

Insurance - Continued
 Partners, Ltd. ..........................................   86,200   $   4,775
                                                                      ---------
                                                                         15,514
Leisure & Recreation - 0.2%
 Sabre Group Holdings, Inc. ..............................   38,000       1,900

Media - TV & Radio - 7.0%
 AOL Time Warner, Inc. * .................................  802,400      42,527
 BEA Systems, Inc. .......................................  108,100       3,320
 Clear Channel Communications, Inc. * ....................   38,700       2,426
 Viacom, Inc. - Cl. B * ..................................  168,900       8,741
 Westwood One, Inc. * ....................................  123,800       4,562
                                                                      ---------
                                                                         61,576
Natural Gas Distribution - 0.4%
 Enron Corp. .............................................   69,800       3,420

Oil & Natural Gas Exploration & Production - 0.3%
 Noble Drilling Corp. * ..................................   80,000       2,620

Oil - Equipment & Service - 0.3%
 BJ Services Co. .........................................  107,200       3,042

Personal & Commercial Lending - 0.9%
 Citigroup, Inc. .........................................  150,000       7,926

Retail - Department Stores - 9.0%
 Abercrombie & Fitch Co. .................................  102,800       4,575
 Bed Bath & Beyond, Inc. .................................  100,000       3,120
 Family Dollar Stores, Inc. ..............................  175,300       4,493
 Home Depot, Inc. ........................................  400,000      18,620
 Kohl's Corp. ............................................  289,500      18,160
 Lowe's Cos., Inc. .......................................  130,400       9,461
 Target Corp. ............................................   62,400       2,159
 TJX Cos., Inc. ..........................................  153,100       4,879
 Wal-Mart Stores, Inc. ...................................  272,500      13,298
                                                                      ---------
                                                                         78,765
Retail - Drug Stores - 1.1%
 CVS Corp. ...............................................   89,400       3,451
 Walgreen Co. ............................................  171,800       5,867
                                                                      ---------
                                                                          9,318
Telecommunication Equipment - 2.8%
 Comverse Technology, Inc. * .............................   55,100       3,146
 Linear Technology Corp. .................................  156,400       6,916
 Micron Technology, Inc. .................................   70,200       2,885
 Nokia Oyj - ADR .........................................   87,400       1,927
 Qualcomm, Inc. ..........................................  161,700       9,456
                                                                      ---------
                                                                         24,330
Telecommunication Services - 1.7%
 Broadwing, Inc. .........................................  182,300       4,457
 Sprint PCS (PCS Group) ..................................  310,200       7,492
 Verizon Communications ..................................   53,700       2,873
                                                                      ---------
                                                                         14,822

Telephone - 1.7%
 AT&T Corp. - Liberty Media Group - Cl. A * .............  216,500    $   3,787
 Qwest Communications International, Inc. * .............  344,700       10,985
                                                                      ---------
                                                                         14,772
U.S. Government Agencies - 1.1%
 Federal National Mortgage Assoc. .......................  117,400        9,997
                                                                      ---------
                                 TOTAL COMMON STOCK-99.5%               873,273
                                                                      ---------
SHORT-TERM INVESTMENTS

Investment in joint trading account - 2.0%
 Investment in joint trading account
  3.97% due 07/02/01 ..........................      $      17,658       17,658

Cash Equivalents - 2.3%
 Navigator Securities Lending Prime
  Portfolio ** ................................         22,023,031       20,023
                                                     -------------    ---------

                         TOTAL SHORT-TERM INVESTMENTS          4.3%      37,681
                                                     -------------    ---------
                                   TOTAL INVESTMENTS-        103.8%     910,954
                     Other Assets & Liabilities, Net-         (3.8)%    (33,072)
                                                     -------------    ---------
                                          NET ASSETS-        100.0%   $ 877,882
                                                     =============    =========

ADR-American Depository Receipts.
*  Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                        Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK
Bank - 1.6%
 M&T Bank Corp. ..................................         3,750     $     283
 Zions Bancorp ...................................         6,400           378
                                                                     ---------
                                                                           661
Brokerage & Investment Management - 2.1%
 Investment Technology Group, Inc. ...............         7,500           377
 Legg Mason, Inc. ................................         9,700           483
                                                                     ---------
                                                                           860
Business Services - 1.6%
 Interpublic Group Cos., Inc. ....................        22,800           669
Commercial Services - 7.2%
 Cintas Corp. ....................................        10,700           495
 Concord EFS, Inc. ...............................         8,100           421
 Convergys Corp. *  ..............................        23,500           711
 Ecolab, Inc. ....................................         9,600           393
 Lamar Advertising Co.* ..........................        11,100           489
 The Dun & Bradstreet Corp. * ....................        11,800           395
                                                                     ---------
                                                                         2,904
Computer Equipment - 1.6%
 Brocade Communications Systems, Inc. * ..........         8,600           378
 McData Corp. ....................................         3,900            69
 Network Appliance, Inc. .........................        13,800           189
                                                                     ---------
                                                                           636
Computer Software & Services - 11.8%
 Adobe Systems, Inc. .............................         6,800           319
 Fiserv, Inc. ....................................        10,300           659
 i2 Technologies, Inc. ...........................         6,600           131
 Informatica Corp. ...............................         9,400           163
 Internet Security System, Inc. ..................         5,555           270
 Manugistics Group, Inc. .........................         6,400           160
 Micromuse, Inc. *  ..............................        12,100           339
 Peregrine Systems, Inc. .........................        42,500         1,232
 Retek, Inc. .....................................        11,800           566
 SunGard Data Systems, Inc. ......................         2,000            60
 Synopsys, Inc. ..................................         3,550           172
 VeriSign, Inc. ..................................        10,050           603
 WebMethods, Inc. ................................         4,000            85
                                                                     ---------
                                                                         4,759
Consumer Miscellaneous - 2.3%
 Harley-Davidson, Inc. ...........................        20,000           942
Cosmetic & Personal Care - 1.6%
 Estee Lauder Cos., Inc. - Cl. A .................        14,800           638
Electric Power - 2.1%
 Calpine Corp. *  ................................         8,350           316
 CMS Energy Corp. ................................        10,700           298
 Mirant Corp.*  ..................................         6,600           227
                                                                     ---------
                                                                           841
Electronic Products & Services - 15.0%
 Applera Corporation - Applied Biosystems
  Group ..........................................        14,600           390
 Atmel Corp. *  ..................................        41,500           560
 Celestica, Inc. .................................         9,150           471
 Emulex Corp. * ..................................         7,000           283
 GlobeSpan, Inc. .................................        10,250           150
 Integrated Device Technology, Inc. ..............         8,400           266
 Jabil Circuit, Inc. .............................        11,200           346
 KLA-Tencor Corp. * ..............................         4,150           243
 Lam Research Corp. ..............................         6,000           178
 LSI Logic Corp. .................................        14,800           278
 Maxim Integrated Products, Inc. *  ..............         4,600           203
 Micrel, Inc. ....................................         8,500           280
 PerkinElmer, Inc. ...............................        26,000           716
 PMC-Sierra, Inc. ................................        14,600           454
 QLogic Corp. * ..................................        13,200           851
 Waters Corp. * ..................................        14,000           386
                                                                     ---------
                                                                         6,055
Energy - Alternative Source - 0.9%
 Dynegy, Inc. - Cl.A .............................         7,470           347
Financial Services - 1.0%
 Providian Financial Corp.* ......................         6,600           391
Food, Beverage & Tobacco - 1.0%
 Sysco Corp. .....................................        15,400           418
Health Care Products - 17.9%
 Abgenix, Inc.* ..................................         5,550           250
 Allergan, Inc. ..................................         9,250           791
 Andrx Corp.* ....................................         8,600           662
 Diversa Corp. ...................................         4,300            87
 Forest Laboratories, Inc.* ......................           550            39
 Genzyme Corp. ...................................         3,800           232
 Gilead Sciences, Inc. *  ........................         5,850           340
 Human Genome Sciences, Inc. .....................         3,950           238
 IDEXX Laboratories, Inc. * ......................         7,900           247
 Inhale Therapeutic Systems, Inc. * ..............        10,300           237
 Invitrogen Corp. ................................         1,500           108
 Ivax Corp. ......................................        23,025           898
 King Pharmaceuticals, Inc. ......................         8,000           430
 MedImmune, Inc. *  ..............................        23,000         1,086
 Millennium Pharmaceuticals, Inc. * ..............        14,700           523
 Protein Design Labs, Inc. *  ....................         2,800           243
 Shire Pharmaceuticals Group Place
  ADR ............................................         6,100           338
 Stryker Corp. ...................................         8,350           458
                                                                     ---------
                                                                         7,207
Health Care Services - 2.5%
 AmeriSource Health Corp. - Cl. A ................         7,600           420
 Idec Pharmaceuticals Corp. ......................         3,700           251
 Quest Diagnostics, Inc. *  ......................         4,800           359
                                                                     ---------
                                                                         1,030

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                        Market
                  Name of Issuer                          Shares         Value
                                                                        (000's)
COMMON STOCK - Continued
Insurance - 2.6%
 Ace, Ltd.* ......................................        14,600      $    571
 XL Capital, Ltd. - Cl. A ........................         6,100           501
                                                                      --------
                                                                         1,072
Leisure & Recreation - 1.0%
 Four Seasons Hotels, Inc. .......................         3,800           210
 International Game Technology ...................         3,200           201
                                                                      --------
                                                                           411
Media - TV / Radio - 2.4%
 BEA Systems, Inc. ...............................        11,200           344
 Radio One, Inc. .................................         3,100            71
 Radio One, Inc. - Cl. D* ........................         4,600           101
 Time Warner Telecom, Inc. - Cl. A ...............         6,340           213
 Univision Communications, Inc. - Cl. A* .........         5,700           244
                                                                      --------
                                                                           973
Oil & Natural Gas Exploration & Production - 4.1%
 Devon Energy Corp. ..............................         5,400           284
 Global Marine, Inc.* ............................        21,600           402
 Murphy Oil Corp. ................................         3,750           276
 Transocean Sedco Forex, Inc. ....................        16,900           697
                                                                      --------
                                                                         1,659
Oil - Equipment & Service - 2.1%
 Cooper Cameron Corp.* ...........................         4,900           273
 Smith International, Inc. .......................         9,300           557
                                                                      --------
                                                                           830
Personal & Commercial Lending - 2.1%
 AmeriCredit Corp. ...............................         3,900           202
 Capital One Financial Corp. .....................         8,100           486
 Metris Cos., Inc. ...............................         4,500           152
                                                                      --------
                                                                           840
Real Estate Investment Trust - 0.8%
 Boston Properties, Inc. .........................         7,700           315
Real Estate Operations - 0.6%
 HomeStore.com, Inc. .............................         7,000           245
Retail - Department Stores - 3.6%
 Family Dollar Stores, Inc. ......................        21,400           549
 RadioShack Corp. ................................        12,300           375
 Talbots, Inc. ...................................         4,300           188
 Tiffany & Co. ...................................         9,167           332
                                                                      --------
                                                                         1,444
Retail - Food - 3.3%
 Darden Restaurants, Inc. ........................        14,650           409
 Starbucks Corp. *  ..............................        39,500           908
                                                                      --------
                                                                         1,317
Telecommunication Equipment - 3.6%
 Comverse Technology, Inc.* ......................         3,950           226
 Linear Technology Corp. .........................         2,900           128
 Sonus Networks, Inc.* ...........................        13,000           304
 Symbol Technologies, Inc. .......................        35,550           789
                                                                      --------
                                                                         1,447
Telecommunication Services - 0.8%
 Crown Castle International Corp. ................        19,000           312
Telephone - 1.0%
 Telephone and Data Systems, Inc. ................         3,600           391
                                                                      --------
                               TOTAL COMMON STOCK-          98.2%       39,614
                                                                      --------
                                                            Par
                                                           Value
                                                          (000's)
SHORT-TERM INVESTMENTS - 2.9%

 Investment in joint trading account
 3.97% due 07/02/01 ..............................      $  1,186         1,186
                                                        --------      --------
                                TOTAL INVESTMENTS-         101.1%       40,800
                  Other Assets & Liabilities, Net-          (1.1)%        (458)
                                                        --------      --------
                                       NET ASSETS-         100.0%     $ 40,342
                                                        ========      ========

ADR-American Depository Receipts.
*Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK
Aerospace & Defense - 1.5%
 Boeing Co. ......................................           800      $     44
 General Dynamics Corp. ..........................         1,300           101
 United Technologies Corp. .......................         2,100           154
                                                                      --------
                                                                           299
Automobile - 1.4%
 Ford Motor Co. ..................................         4,900           120
 General Motors Corp. ............................         1,800           116
 General Motors Corp. - Cl. H ....................         2,400            49
                                                                      --------
                                                                           285
Bank - 4.3%
 Bank of America Corp. ...........................         2,100           126
 Bank of New York Co., Inc. ......................         2,400           115
 Comerica, Inc. ..................................           900            52
 FleetBoston Financial Corp. .....................         1,700            67
 JP Morgan Chase & Co. ...........................         3,200           143
 US Bancorp ......................................         8,200           187
 Washington Mutual, Inc. .........................         5,100           191
                                                                      --------
                                                                           881
Chemical - 1.8%
 Air Products & Chemicals, Inc. ..................         2,100            96
 Dow Chemical Co. ................................         5,500           183
 Praxair, Inc. ...................................         2,100            99
                                                                      --------
                                                                           378
Commercial Services - 0.7%
 Avery Dennison Corp. ............................         1,700            87
 Concord EFS, Inc. ...............................           900            47
                                                                      --------
                                                                           134
Computer Equipment - 4.7%
 Apple Computer, Inc. ............................         2,600            61
 Dell Computer Corp. .............................         4,100           107
 Intel Corp. .....................................        11,100           325
 International Business Machines Corp. ...........         2,800           316
 Lexmark International Group, Inc. - Cl. A .......         2,200           148
                                                                      --------
                                                                           957
Computer Software & Services - 6.4%
 Adobe Systems, Inc. .............................         1,100            52
 Cadence Design Systems, Inc. ....................         4,600            86
 Electronic Data Systems Corp. ...................         1,500            94
 First Data Corp. ................................         2,800           180
 Intuit, Inc. ....................................         1,000            40
 Microsoft Corp. .................................         8,400           613
 Oracle Corp. ....................................         6,400           121
 Peoplesoft, Inc. ................................           700            34
 SunGard Data Systems, Inc. ......................         2,600            78
                                                                      --------
                                                                         1,298
Consumer Miscellaneous - 0.7%
 Black & Decker Corp. ............................         2,200            87
 Parker-Hannifin Corp. ...........................         1,300            55
                                                                      --------
                                                                           142
Cosmetic & Personal Care - 1.1%
 Avon Products, Inc. .............................         2,200           102
 Colgate-Palmolive Co. ...........................         1,000            59
 Unilever NV - NY Shares .........................           900            53
                                                                      --------
                                                                           214
Diversified Operations - 5.6%
 Danaher Corp. ...................................         1,300            73
 General Electric Co. ............................        17,100           834
 Tyco International, Ltd. ........................         4,300           234
                                                                      --------
                                                                         1,141
Electric Power - 2.1%
 AES Corp. .......................................           700            30
 Allegheny Energy, Inc. ..........................         1,800            87
 Duke Energy Co. .................................         3,400           133
 Exelon Corp. ....................................         2,700           173
                                                                      --------
                                                                           423
Electronic Products & Services - 2.6%
 Analog Devices, Inc. ............................         1,600            69
 Applied Materials, Inc. .........................         1,200            59
 Cisco Systems, Inc. .............................         3,500            64
 KLA-Tencor Corp. ................................           900            53
 LSI Logic Corp. .................................         2,300            43
 Maxim Integrated Products, Inc. .................         1,200            53
 Tektronix, Inc. .................................         1,700            46
 Texas Instruments, Inc. .........................         3,000            95
 Xilinx, Inc. ....................................         1,200            49
                                                                      --------
                                                                           531
Energy - Alternative Source - 0.7%
 Dynegy, Inc. - Cl. A ............................         1,800            83
 El Paso Corp. ...................................         1,100            58
                                                                      --------
                                                                           141
Food, Beverage & Tobacco - 3.5%
 Anheuser-Busch Cos., Inc. .......................         1,900            78
 Archer Daniels Midland Co. ......................         4,000            52
 Coca-Cola Co. ...................................         1,900            86
 General Mills, Inc. .............................         2,200            97
 Kraft Foods, Inc. - Cl.  A ......................         1,300            40
 PepsiCo, Inc. ...................................         1,500            66
 Philip Morris Cos., Inc. ........................         4,900           249
 Sara Lee Corp. ..................................         2,280            43
                                                                      --------
                                                                           711
Health Care Products - 8.9%
 Abbott Laboratories .............................         2,000            96
 Allergan, Inc. ..................................         1,400           120
 American Home Products Corp. ....................         1,800           105
 Bristol-Myers Squibb Co. ........................         4,100           215

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Health Care Products - Continued
 Invitrogen Corp. ................................           600      $     43
 Johnson & Johnson ...............................         4,700           235
 Laboratory Corporation of America Holdings ......         1,200            92
 Merck & Co., Inc. ...............................         4,200           268
 Millipore Corp. .................................           700            43
 Pfizer, Inc. ....................................        13,300           533
 Schering-Plough Corp. ...........................         2,000            73
                                                                      --------
                                                                         1,823
Health Care Services - 0.7%
 First Health Group Corp. ........................         1,400            34
 Lincare Holdings, Inc. ..........................         2,000            60
 Trigon Healthcare, Inc. .........................           800            52
                                                                      --------
                                                                           146
Insurance - 3.4%
 American International Group, Inc. ..............         1,400           121
 Hartford Financial Services Group, Inc. .........         2,400           164
 Lincoln National Corp. ..........................         2,500           129
 St. Paul Cos., Inc. .............................         2,000           101
 Torchmark, Inc. .................................         2,300            93
 XL Capital, Ltd. - Cl. A ........................         1,000            82
                                                                      --------
                                                                           690
Leisure & Recreation - 0.4%
 Sabre Group Holdings, Inc. ......................         1,500            75

Media - TV & Radio - 3.5%
 AOL Time Warner, Inc. ...........................         8,100           429
 Clear Channel Communications, Inc. ..............           700            44
 The Walt Disney Co. .............................         3,400            98
 Viacom, Inc. - Cl. B ............................         2,800           145
                                                                      --------
                                                                           716
Metals & Mining - 1.1%
 Alcan Aluminum, Ltd. ............................         1,200            51
 Alcoa, Inc. .....................................         1,500            59
 Minnesota Mining & Manufacturing Co. ............         1,000           114
                                                                      --------
                                                                           224
Natural Gas Distribution - 0.3%
 Enron Corp. .....................................         1,800            88

Oil - 1.3%
 Baker Hughes, Inc. ..............................         1,800            60
 Royal Dutch Petroleum Co. - NY Shares ...........         3,700           216
                                                                      --------
                                                                           276
Oil & Natural Gas Exploration & Production - 3.5%
 BP Amoco PLC - ADR ..............................           800            40
 Chevron Corp. ...................................         1,500           136
 Exxon Mobil Corp. ...............................         4,900           428
 Kerr-McGee Corp. ................................           700            46
 Noble Drilling Corp. ............................           800            26
 USX-Marathon Group ..............................         1,600            47
                                                                      --------
                                                                           723
Paper & Forest Products - 0.5%
 Kimberly-Clark Corp. ............................         1,800           101

Personal & Commercial Lending - 2.9%
 Citigroup, Inc. .................................        11,100           586

Retail - Department Stores - 5.7%
 Abercrombie & Fitch Co. .........................         1,400            62
 Bed Bath & Beyond, Inc. .........................         2,100            65
 Home Depot, Inc. ................................         3,200           149
 Kohl's Corp. ....................................         2,100           132
 Lowe's Cos., Inc. ...............................         3,100           225
 May Department Stores Co. .......................         1,900            65
 Target Corp. ....................................         2,300            80
 TJX Cos., Inc. ..................................         3,600           115
 Toys "R" Us, Inc. ...............................         1,500            37
 Wal-Mart Stores, Inc. ...........................         4,900           239
                                                                      --------
                                                                         1,169
Retail - Drug Stores - 0.7%
 CVS Corp. .......................................         2,100            81
 Walgreen Co. ....................................         1,500            51
                                                                      --------
                                                                           132
Retail - Food - 0.2%
 Brinker International, Inc. .....................         1,200            31

Steel - 0.2%
 Nucor Corp. .....................................         1,000            49

Telecommunication Equipment - 1.1%
 Comverse Technology, Inc. .......................           700            40
 Linear Technology Corp. .........................         1,600            71
 Qualcomm, Inc. ..................................         1,900           111
                                                                      --------
                                                                           222
Telecommunication Services - 3.2%
 Broadwing, Inc. .................................         3,000            73
 Sprint PCS (PCS Group) ..........................         4,500           109
 Verizon Communications ..........................         7,100           380
 WorldCom, Inc. ..................................         7,000            99
                                                                      --------
                                                                           661
Telephone - 1.7%
 AT&T Corp. - Liberty Media Group -
    Cl. A ........................................         5,500            96
 Qwest Communications International, Inc. ........         5,300           169
 Telephone and Data Systems, Inc. ................           700            76
                                                                      --------
                                                                           341
Transportation Services - 0.2%
 Union Pacific Corp. .............................           600            33

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                        Market
                 Name of Issuer                           Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

U.S. Government Agencies - 1.4%
 Federal National Mortgage Assoc. ................         3,300    $      281
                                                                    ----------
                               TOTAL COMMON STOCK-          78.0%       15,902
                                                                    ----------
                                                            Par
                                                           Value
                                                          (000's)
PUBLICLY-TRADED-BONDS
Aerospace & Defense - 0.1%
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29 ...............................       $    15            17
Automobile - 0.3%
 Ford Motor Co. - Bonds
 6.625% due 10/01/28 .............................            60            52
Bank - 0.7%
 Bank of America Corp.
 7.4% due 01/15/11 ...............................            80            83
 BankBoston Corp. - Sr. Notes
 6.125% due 03/15/02 .............................            50            51
                                                                    ----------
                                                                           134
Brokerage & Investment Management - 0.4%
 Lehman Brothers Holdings, Inc. - Notes
 6.625% due 04/01/04 .............................            50            51
 Morgan Stanley Group, Inc.
 6.75% due 04/15/11 ..............................            30            30
                                                                    ----------
                                                                            81
Computer Equipment - 0.1%
 International Business Machines Corp. - Notes
 5.625% due 04/12/04 .............................            30            30

Electric Power - 0.1%
 Exelon Corp. - Sr. Notes
 6.75% due 05/01/11 ..............................            25            24

Financial Services - 0.8%
 Associates Corp. of North America - Sr. Notes
 6.25% due 11/01/08 ..............................            45            44
 General Electric Capital Corp.
 7.5% due 05/15/05 ...............................            30            32
 Goldman Sachs Group, Inc.
 6.875% due 01/15/11 .............................            25            25
 Green Tree Financial Corp. - Ser. 1996-8
  Cl. A6
 7.6% due 10/15/27 ...............................            50            53
                                                                    ----------
                                                                           154
Foreign Governmental - 0.4%
 Province of Quebec - Debs.
 5.5% due 04/11/06 ...............................            35            34
 7.5% due 09/15/29 ...............................            45            48
                                                                    ----------
                                                                            82
Health Care Services - 0.4%
 Columbia/HCA Healthcare Corp.
 6.91% due 06/15/05 ..............................            30            30
 HCA-The Healthcare Co. - Sr. Notes
 7.875% due 02/01/11 .............................            50            50
                                                                    ----------
                                                                            80
Media - TV & Radio - 0.3%
 News America, Inc. - Debs.
 7.125% due 04/08/28 .............................            20            17
 Time Warner, Inc.
 6.625% due 05/15/29 .............................            20            18
 Viacom, Inc.
 7.7% due 07/30/10 ...............................            30            32
                                                                    ----------
                                                                            67
Natural Gas Distribution - 0.2%
 Enron Corp. - Debs.
 9.125% due 04/01/03 .............................            30            32

Personal & Commercial Lending - 1.7%
 Citigroup, Inc.
 6.5% due 01/18/11 ...............................            60            60
 Citigroup, Inc. - Notes
 6.5% due 02/07/06 ...............................            30            30
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06 .............................            60            61
 General Motors Acceptance Corp.
 7.5% due 07/15/05 ...............................            40            42
 Household Financial Corp. - Notes
 6.0% due 05/01/04 ...............................            30            30
 6.5% due 01/24/06 ...............................            75            76
 6.75% due 05/15/11 ..............................            50            49
                                                                    ----------
                                                                           348
Retail - Department Stores - 0.5%
 Target Corp.
 6.35% due 01/15/11 ..............................            60            59
 Wal Mart Stores, Inc.
 7.55% due 02/15/30 ..............................            40            44
                                                                    ----------
                                                                           103
Retail - Food - 0.2%
 The Kroger Co.
 6.8% due 04/01/11 ...............................            50            49

Telecommunication Equipment - 0.1%
 BellSouth Capital Funding - Debs.
 7.875% due 02/15/30 .............................            10            11

Telecommunication Services - 0.2%
 Worldcom, Inc. - Notes
 7.5% due 05/15/11 ...............................            45            44

Telephone - 0.3%
 AT&T Corp. - Notes
 6.5% due 03/15/29 ...............................            15            13

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                            Par         Market
                   Name of Issuer                          Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED-BONDS - Continued
Telephone - Continued
 Sprint Capital Corp.
 7.625% due 01/30/11 .............................      $     40      $     39
 U.S. West Capital Funding, Inc.
 6.875% due 07/15/28 .............................            10             9
                                                                      --------
                                                                            61
U.S. Government Agencies - 11.2%
 Federal National Mortgage Assoc.
 6.0% due 07/25/16 ...............................           150           148
 6.0% due 07/25/31 ...............................           220           211
 6.625% due 11/15/30 .............................           168           169
 6.75% due 08/15/02 ..............................           110           113
 7.0% due 07/25/31 ...............................           240           241
 7.125% due 06/15/10 .............................           160           171
 7.5% due 07/25/16 ...............................           300           308
 7.5% due 07/25/31 ...............................           279           285
 Federal National Mortgage Assoc. - Notes
 4.75% due 11/14/03 ..............................           400           400
 7.0% due 07/15/05 ...............................           220           232
                                                                      --------
                                                                         2,278
U.S. Governmental - 3.1%
 U.S. Treasury - Bonds
 5.875% due 11/15/04 .............................           310           321
 8.875% due 08/15/17 .............................            90           118
 U.S. Treasury - Notes
 5.75% due 08/15/10 ..............................            65            67
 6.5% due 02/15/10 ...............................            20            21
 6.625% due 05/15/07 .............................           100           107
                                                                      --------
                                                                           634
 TOTAL PUBLICLY-TRADED BONDS .....................          21.1%        4,281
                                                        --------      --------

SHORT-TERM INVESTMENTS - 7.3%
 Investment in joint trading account
  3.97% due 07/02/01 .............................         1,495         1,495
                                                        --------      --------
                                TOTAL INVESTMENTS-         106.4%       21,678
                  Other Assets & Liabilities, Net-          (6.4)%      (1,300)
                                                        --------      --------
                                       NET ASSETS-         100.0%     $ 20,378
                                                        ========      ========

ADR-American Depository Receipts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                                            Par         Market
                  Name of Issuer                           Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.0%
 Boeing Cap. Corp. - Sr. Notes
 6.1% due 03/01/11 ...............................     $   2,480     $   2,417
 Jet Equipment Trust
 10.91% due 08/15/14 .............................         2,100         2,268
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29 ...............................         3,305         3,665
                                                                     ---------
                                                                         8,350
Agricultural Operations - 0.5%
 Cargill, Inc.
 6.25% due 05/01/06 ..............................         1,870         1,867
 Marlin Water Trust - Sr. Notes 144A
 7.09% due 12/15/01 ..............................         2,553         2,570
                                                                     ---------
                                                                         4,437
Automobile - 0.7%
 Delphi Automotive Systems Corp. - Notes
 6.55% due 06/15/06 ..............................         3,100         3,104
 Ford Motor Co. - Bonds
 7.45% due 07/16/31 ..............................         2,675         2,567
                                                                     ---------
                                                                         5,671
Bank - 4.0%
 Abbey National First Capital - Sr. Sub. Notes
 8.2% due 10/15/04 ...............................         4,000         4,281
 Bank One Corp.
 7.875% due 08/01/10 .............................         1,575         1,686
 Barclays Bank PLC 144A
 7.375% due 12/15/49 .............................         2,070         2,056
 BNP Paribus Capital Trust - Sub. 144A
 9.003% due 12/29/49 .............................         1,625         1,779
 Capital One Bank - Sr. Notes
 6.875% due 02/01/06 .............................         1,905         1,860
 Colonial Bank Montgomery Al -
  Sub. Notes
 9.375% due 06/01/11 .............................         1,555         1,589
 HSBC Holdings PLC
 7.5% due 07/15/09 ...............................         2,115         2,210
 International Bank of
  Reconstruction & Development - Debs.
 8.25% due 09/01/16 ..............................         2,150         2,523
 RBSG Capital Corp. - Notes
 10.125% due 03/01/04 ............................         5,000         5,500
 Royal Bank of Scotland Group PLC
 8.817% due 03/31/05 .............................         1,870         2,006
 Sanwa Bank , Ltd. - Sub. Notes
 7.4% due 06/15/11 ...............................         1,650         1,591
 Skandinaviska Enskida Banken -
  Sub. Notes STEP UP 144A
 6.5% due 12/29/49 ...............................         1,935         1,947
 Standard Chartered Bank - Sub. Notes 144A
 8.0% due 05/30/31 ...............................         1,685         1,712
 Zions Financial Corp. - GTD 144A
 6.95% due 05/15/11 ..............................         2,255         2,255
                                                                     ---------
                                                                        32,995
Brokerage & Investment Management - 0.4%
 Salomon Brothers Mortgage Securities VII
 6.75% due 07/25/24 ..............................         1,890         1,897
 Salomon, Inc. - Notes
 5.875% due 03/15/06 .............................         1,540         1,530
                                                                     ---------
                                                                         3,427
Chemical - 0.7%
 Akzo Nobel, Inc. - Bonds 144A
 6.0% due 11/15/03 ...............................         1,630         1,644
 Equistar Chemical - Notes
 8.5% due 02/15/04 ...............................         1,650         1,596
 Millenium  America, Inc. 144A
 9.25% due 06/15/08 ..............................           790           790
 NOVA Chemicals Corp. - Notes
 7.0% due 05/15/06 ...............................         1,665         1,658
                                                                     ---------
                                                                         5,688
Computer Software & Services - 0.4%
 Systems 2001 LLC - Cl. B 144A
 7.156% due 12/15/11 .............................         3,120         3,117
Container - 0.3%
 Sealed Air Corp.
 8.75% due 07/01/08 ..............................           985           959
 Stone Container Corp.
 9.75% due 02/01/11 ..............................         1,315         1,338
                                                                     ---------
                                                                         2,297
Cosmetic & Personal Care - 0.2%
 International Flavors & Fragrances,
  Inc.- Notes 144A
 6.45% due 05/15/06 ..............................         1,980         1,977
Electric Power - 8.4%
 AES Corp.
 9.375% due 09/15/10 .............................           725           730
 AES Corp. - Sr. Notes
 9.5% due 06/01/09 ...............................         1,645         1,678
 AES Corp. - Sr. Sub. Notes
 10.25% due 07/15/06 .............................         2,243         2,254
 AES Eastern Energy
 9.0% due 01/02/17 ...............................         2,130         2,180

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                            Par         Market
          Name of Issuer                                   Value         Value
                                                          (000's)       (000's)

PUBLICLY-TRADED BONDS - Continued

Electric Power - Continued
 Beaver Valley Funding Corp. - Debs.
 9.0% due 06/01/17 ...............................    $    2,365     $   2,486
 BVPS II Funding Corp. - Coll. Lease Bonds
 8.89% due 06/01/17 ..............................         2,464         2,620
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28 ..............................         2,685         2,893
 Calpine Canada Energy
 8.5% due 05/01/08 ...............................         1,600         1,536
 Calpine Corp.
 8.25% due 08/15/05 ..............................         1,460         1,449
 Calpine Corp. - Sr. Notes
 8.5% due 02/15/11 ...............................         1,595         1,534
 10.5% due 05/15/06 ..............................         1,920         1,958
 Cleveland Electric Illuminating Co.
 7.88% due 11/01/17 ..............................           480           489
 Cleveland Electric Illuminating Co. - 1st Mtge.
 9.5% due 05/15/05 ...............................         5,775         5,949
 CMS Energy Corp.
 9.875% due 10/15/07 .............................           730           765
 CMS Energy Corp. - Sr. Notes
 6.75% due 01/15/04 ..............................         2,040         1,960
 8.125% due 05/15/02 .............................         2,650         2,655
 CMS Energy Corp - Sr. Notes
 8.5% due 04/15/11 ...............................           310           301
 Exelon Generation Co. LLC - Sr. Notes 144A
 6.95% due 06/15/11 ..............................         3,090         3,070
 Long Island Lighting Co. - Debs.
 8.2% due 03/15/23 ...............................         3,235         3,279
 Mirant Corp.
 8.3% due 05/01/11 ...............................         1,940         1,954
 Monterrey Power SA de CV - Sec. Bonds 144A
 9.625% due 11/15/09 .............................           650           684
 Niagara Mohawk Power Corp. - Debs.
 8.77% due 01/01/18 ..............................         3,909         3,984
 Pinnacle West Capital Corp. - Sr. Notes
 6.4% due 04/01/06 ...............................         2,345         2,299
 PNPP II Funding Corp. - Debs.
 9.12% due 05/30/16 ..............................         2,455         2,629
 Progress Energy, Inc. - Sr. Notes
 7.1% due 03/01/11 ...............................         1,555         1,575
 PSEG Energy Holdings, Inc. - Sr. Notes 144A
 8.625% due 02/15/08 .............................         1,665         1,673
 PSEG Power LLC
 8.625% due 04/15/31 .............................         1,665         1,794
 Sierra Pacific Resources - Notes
 8.75% due 05/15/05 ..............................         1,125         1,151
 System Energy Resources, Inc. - 1st Mtge.
 7.71% due 08/01/01 ..............................         2,590         2,596
 TXU Electric & Gas
 8.175% due 01/30/37 .............................         1,810         1,781
 Waterford  Funding Corp. - Bonds
 8.09% due 01/02/17 ..............................         4,136         4,073
 XCEL Energy, Inc. - Sr. Notes
 7.0% due 12/01/10 ...............................         2,470         2,478
                                                                     ---------
                                                                        68,457
Electrical Equipment - 0.3%
 HQI Transelec Chile
 7.875% due 04/15/11 .............................         2,500         2,509
Financial Services - 4.0%
 American Express Credit Corp.
 7.2% due 09/17/07 ...............................         2,000         2,119
 Bank of New York Institution  Capital 144A
 7.78% due 12/01/26 ..............................         3,350         3,282
 ERAC USA Finance Co.
 7.95% due 12/15/09 ..............................         1,675         1,707
 ERAC USA Finance Co. - Notes 144A
 6.625% due 02/15/05 .............................           900           892
 ERAC USA Finance Co. - Notes GTD 144A
 7.35% due 06/15/08 ..............................         1,550         1,536
 Fosters Finance Corp. - Notes   144A
 6.875% due 06/15/11 .............................         1,490         1,476
 Goldman Sachs Group, Inc.
 6.875% due 01/15/11 .............................         2,385         2,372
 Heller Financial, Inc. - Notes
 6.375% due 03/15/06 .............................         1,490         1,501
 ING Capital Funding Trust III
 8.439% due 12/31/49 .............................         1,770         1,878
 Pemex Project
 9.125% due 10/13/10 .............................         2,500         2,639
 Qwest Capital Funding - Bonds 144A
 7.75% due 02/15/31 ..............................         3,215         3,154
 Sun Canada Financial Co. - Bonds 144A
 6.625% due 12/15/07 .............................         3,345         3,247
 The MONY Group, Inc. - Sr. Notes
 7.45% due 12/15/05 ..............................         2,395         2,444
 UBS Preferred Funding
 8.622% due 10/29/49 .............................         1,805         1,951
 URC Holdings Corp. - Sr. Notes 144A
 7.875% due 06/30/06 .............................         1,840         1,991
                                                                     ---------
                                                                        32,189

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                            Par         Market
             Name of Issuer                                Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Food, Beverage & Tobacco - 0.9%
 Archer Daniels Midland Co.
 7.0% due 02/01/31 ...............................    $    2,145    $    2,074
 Canandaigua Brands, Inc. - Sr. Sub.
  Notes
 8.75% due 12/15/03 ..............................         2,365         2,383
 Earthgrains Co.
 8.375% due 08/01/03 .............................         2,500         2,569
                                                                    ----------
                                                                         7,026
Foreign Governmental - 0.9%
 Hydro-Quebec - Debs. Ser. IF
 7.375% due 02/01/03 .............................         1,000         1,037
 Province of Quebec - Debs
 7.5% due 09/15/29 ...............................           610           646
 Republic of Brazil
 8.0% due 04/15/14 ...............................         4,107         3,029
 Republic of Columbia
 9.75% due 04/09/11 ..............................         2,280         2,331
                                                                    ----------
                                                                         7,043
Health Care Products - 0.4%
 Fresenius Medical Capital Trust II
 7.875% due 02/01/08 .............................         1,740         1,727
 Fresenius Medical Capital Trust IV
  TR PFD Secs 144A
 7.875% due 06/15/11 .............................         1,360         1,326
                                                                    ----------
                                                                         3,053
Health Care Services - 1.2%
 Dynacare, Inc. - Sr. Notes
 10.75% due 01/15/06 .............................         2,125         2,157
 HCA-The Healthcare Corp. - Notes
 7.125% due 06/01/06 .............................         2,350         2,318
 8.75% due 09/01/10 ..............................         1,150         1,225
 Healthsouth Corp. - Sr. Notes
 8.5% due 02/01/08 ...............................         1,240         1,252
 Quest Diagnostics, Inc. - Sr. Notes
 6.75% due 07/12/06 ..............................         1,665         1,648
 Tenet Healthcare Corp. - Sr. Notes
 8.0% due 01/15/05 ...............................           545           561
 Triad Hospitals
 8.75% due 05/01/09 ..............................           830           842
                                                                    ----------
                                                                        10,003
Insurance - 1.7%
 AXA - Sub Notes
 8.6% due 12/15/30 ...............................         2,510         2,757
 Equitable Life Assurance Society
  USA - Notes 144A
 6.95% due 12/01/05 ..............................         1,240         1,274
 Hartford Life, Inc. - Sr. Notes
 7.375% due 03/01/31 .............................         1,655         1,663
 Mass. Mutual Life Insurance Co. -
  Notes 144A
 7.625% due 11/15/23 .............................         2,640         2,671
 New York Life Insurance Co. - Sr.
  Notes 144A
 7.5% due 12/15/23 ...............................         5,970         5,661
                                                                    ----------
                                                                        14,026
Leisure & Recreation - 0.7%
 Harrah's Operating Co., Inc.
 7.875% due 12/15/05 .............................         1,270         1,289
 Harrah's Operating, Inc. - Sr. Notes
  144A
 7.125% due 06/01/07 .............................         2,320         2,299
 MGM Mirage, Inc.
 8.5% due 09/15/10 ...............................         1,430         1,483
 Station Casinos, Inc. - Sr. Notes
 8.375% due 02/15/08 .............................           675           679
                                                                    ----------
                                                                         5,750
Media - TV & Radio - 4.5%
 Adelphia Communications Corp.
 10.25% due 06/15/11 .............................           940           921
 Adelphia Communications Corp. -
  Sr. Notes
 8.125% due 07/15/03 .............................         1,270         1,232
 9.25% due 10/01/02 ..............................         2,460         2,472
 AOL Time Warner, Inc.
 7.625% due 04/15/31 .............................         2,510         2,520
 British Sky Broadcasting
 8.2% due 07/15/09 ...............................         1,845         1,834
 Charter Communications Holdings
  LLC - Sr. Notes
 11.125% due 01/15/11 ............................           605           638
 Charter Communications Holdings
  LLC - Sr. Notes 144A
 10.0% due 05/15/11 ..............................           630           639
 Clear Channel Communications,
  Inc. - Sr. Notes
 7.875% due 06/15/05 .............................         3,115         3,272
 Continental Cablevision - Sr. Notes
 8.3% due 05/15/06 ...............................         2,940         3,156
 CSC Holdings, Inc. - Sr. Notes
  Ser.144A
 7.625% due 04/01/11 .............................         2,780         2,647
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 .............................           965           963
 Lenfest Communications, Inc.
 8.375% due 11/01/05 .............................         1,690         1,810
 Mediacom LLC
 9.5% due 01/15/13 ...............................         1,340         1,280
 News America Holdings, Inc. -
  Debs.
 8.25% due 08/10/18 ..............................         1,095         1,090

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                          Par         Market
               Name of Issuer                            Value         Value
                                                        (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Media - TV & Radio - Continued
 News America, Inc. - Sr. Debs
 7.3% due 04/30/28 ...............................     $   1,585     $   1,409
 Rogers Cablesystems - Sr. Notes
 10.0% due 03/15/05 ..............................         1,205         1,265
 TCI Communications, Inc. - Debs.
 7.875% due 02/15/26 .............................         1,780         1,800
 Time Warner, Inc. - Debs.
 9.125% due 01/15/13 .............................         2,108         2,409
 Viacom, Inc. 144A
 6.4% due 01/30/06 ...............................         1,305         1,324
 7.875% due 07/30/30 .............................         2,430         2,560
 Viacom, Inc. - Sr. Notes 144A
 6.4% due 01/30/06 ...............................         1,225         1,243
 Viacom, Inc.
                                                                     ---------
                                                                        36,484
Metal Production & Fabrication - 0.2%
 Yanacocha Receivables - Pass thru
  Certs. 144A
 8.4% due 06/15/05 ...............................         1,335         1,308

Metals & Mining - 0.4%
 Newmont Mining Corp.- Notes
 8.625% due 05/15/11 .............................         1,575         1,555
 Phelps Dodge Corp. - Notes
 8.75% due 06/01/11 ..............................         2,005         1,987
                                                                     ---------
                                                                         3,542
Municipals - 0.4%
 New Hampshire State - Taxable
  Pease Dev. Auth.
 7.7% due 07/01/12 ...............................         3,000         3,157

Natural Gas Distribution - 0.7%
 Enron Corp. - Notes 144A
 8.0% due 08/15/05 ...............................         2,510         2,588
 Keyspan Corp. - Sr. Notes
 8.0% due 11/15/30 ...............................         1,660         1,782
 Louis Dreyfus Natural Gas Corp.
 6.875% due 12/01/07 .............................         1,690         1,683
                                                                     ---------
                                                                         6,053
Oil & Natural Gas Exploration & Production - 2.4%
 Alberta Energy, Ltd. - Notes
 8.125% due 09/15/30 .............................         1,800         1,940
 Chesapeake Energy Corp.
 8.125% due 04/01/11 .............................           920           865
 Forest Oil Corp. - Sr. Notes 144A
 8.0% due 06/15/08 ...............................         1,010           985
 NRG Energy, Inc.
 7.75% due 04/01/11 ..............................         2,445         2,474
 Occidental Petroleum Corp. - Sr.
  Debs.
 10.125% due 09/15/09 ............................         3,000         3,498
 Ocean Energy, Inc.
 8.875% due 07/15/07 .............................         1,325         1,404
 Petroleum Geo-Services ASA - Sr.
  Notes
 7.125% due 03/30/28 .............................         2,165         1,772
 Snyder Oil Corp.
 8.75% due 06/15/07 ..............................           805           853
 Transocean Forex, Inc. - Notes
  144A
 7.5% due 04/15/31 ...............................         2,460         2,463
 Union Pacific Resources Group,
  Inc. - Debs.
 7.15% due 05/15/28 ..............................         2,685         2,570
 Valero Energy Corp. - Notes
 8.375% due 06/15/05 .............................         1,005         1,077
                                                                     ---------
                                                                        19,901
Oil - Equipment & Service - 0.3%
 Humpuss Funding Corp. - 144A
 7.72% due 12/15/09 ..............................           998           805
 TOSCO Corp.
 8.125% due 02/15/30 .............................         1,840         2,006
                                                                     ---------
                                                                         2,811
Paper & Forest Products - 0.7%
 Georgia Pacific Corp. - Notes
 7.5% due 05/15/06 ...............................         1,550         1,558
 8.875% due 05/15/31 .............................         1,635         1,637
 International Paper Co.
 8.125% due 07/08/05 .............................         2,540         2,689
                                                                     ---------
                                                                         5,884
Paper Products - 0.3%
 Stora Enso Corp. - Notes
 7.375% due 05/15/11 .............................         2,545         2,578

Personal & Commercial Lending - 7.4%
 Citigroup, Inc.
 6.5% due 01/18/11
                                                           1,645         1,633
Commercial Mortgage
  Acceptance Corp. -
  Ser. 1991-C1 A1
 6.79% due 06/15/31 ..............................         3,157         3,232
 CS First Boston
  Mortgage Securities
  Corp. - Ser. 1998-C1
  A1A
 6.26% due 04/11/30 ..............................         5,095         5,153
 Deutsche Mortgage &
  Asset Receiving
  Corp. - Ser. 1998-C1
  Cl. C
 6.861% due 03/15/08 .............................         2,170         2,155
 EQCC Home Equity Loan
  Trust
 6.57% due 02/15/29 ..............................         2,120         2,142
 Ford Motor Credit Co.
  - Notes
 6.875% due 02/01/06 .............................         2,095         2,122

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                   Par                            Market
    Name of Issuer                Value                            Value
                                 (000's)                          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Personal & Commercial Lending - Continued
 General Motors
  Acceptance Corp.
 7.5% due 07/15/05 ...............................     $   2,535    $    2,651
 GMAC Commercial
  Mortgage Securities,
  Inc. - 1997-C1 A2
 6.853% due 09/15/06 .............................         7,325         7,540
 Household Financial
  Corp.
 6.5% due 01/24/06 ...............................         1,620         1,642
 Household Financial
  Corp. - Notes
 8.0% due 05/09/05 ...............................         3,175         3,387
 Household Financial
  Corp. - Notes
 8.0% due 07/15/10 ...............................         1,650         1,767
 LB Commercial Conduit
  Mortgage Trust -
  Ser. 1999-C1
 6.41% due 08/15/07 ..............................         3,264         3,311
 Midland Funding Corp.
  II - Debs.
 11.75% due 07/23/05 .............................         4,665         5,132
 Money Store Home
  Equity Trust - Ser.
  1997-C1 DAF7
 6.485% due 12/15/28 .............................         3,791         3,843
 Standard Credit Card
  Master Trust
 8.25% due 01/07/07 ..............................         2,535         2,745
 Takefuji Corp.
 9.2% due 04/15/11 ...............................         2,110         2,178
 Tiers Fixed Rate
  Certificates Ser.
  2001 144A
 7.2% due 06/15/04 ...............................         3,095         3,095
 UCFC Home Equity Loan
 7.18% due 02/15/25 ..............................         1,115         1,149
 UCFC Home Equity Loan
  - Ser.
 1997-A1 A8
 7.22% due 06/15/28 ..............................         5,660         5,841
                                                                    ----------
                                                                        60,718
Pollution Control - 0.1%
 Waste Management,
  Inc. - Sr. Notes
 7.375% due 08/01/10 .............................           875           876
Real Estate Development - 0.1%
 EOP Operating LP
 6.625% due 02/15/05 .............................           985           991
Real Estate Investment Trust - 2.6%
 American Health
  Properties, Inc. -
  Notes
 7.5% due 01/15/07 ...............................         1,350         1,332
 Amresco Residential
  Securities - Mtge.
  Loan
 6.51% due 08/25/27 ..............................         7,496         7,583
 Cabot Industrial
  Properties LP -
  Notes
 7.125% due 05/01/04 .............................         1,975         2,014
 Camden Property Trust
  - Sr. Notes
 7.0% due 04/15/04 ...............................         2,170         2,205
 Healthcare Realty
  Trust IN - Sr. Notes
 8.125% due 05/01/11 .............................         1,570         1,563
 IMC Home Equity Loan
  Trust - Ser. 1998-1
  A4
 6.6% due 03/20/25 ...............................         3,280         3,346
 Liberty Property LP -
  Notes
 6.6% due 06/05/02 ...............................         1,675         1,708
 Mack-Cali Realty LP -
  Notes
 7.75% due 02/15/11 ..............................         1,655         1,673
                                                                    ----------
                                                                        21,424
Real Estate Operations - 0.3%
 HMH Properties, Inc.
  - Ser. A
 7.875% due 08/01/05 .............................         2,075         2,002
Retail - Department Stores - 0.2%
 Kingdom MART Corp. -
  Notes 144A
 9.875% due 06/15/08 .............................         1,540         1,498
Retail - Food - 0.3%
 Delhaize America,
  Inc.
 8.125% due 04/15/11 .............................         2,330         2,430
Telecommunication Equipment - 1.0%
 BellSouth Capital
  Funding - Debs.
 7.875% due 02/15/30 .............................         1,740         1,853
 Deutsche Telekom
  International
  Finance
 7.75% due 06/15/05 ..............................         3,100         3,241
 8.25% due 06/15/30 ..............................         1,680         1,728
 Vulcan Materials -
  Notes
 6.4% due 02/01/06 ...............................         1,190         1,195
                                                                    ----------
                                                                         8,017
Telecommunication Services - 3.5%
 AT&T Wireless Group -
  Sr. Notes 144A
 8.75% due 03/01/31 ..............................         3,195         3,319
 Citizens
  Communications Co. -
  Notes
 8.5% due 05/15/06 ...............................         1,555         1,597
 9.25% due 05/15/11 ..............................         1,555         1,617
 Cox Communications,
  Inc. - Notes
 7.75% due 11/01/10 ..............................         1,785         1,864
 Crown Castle
  International Corp.
  - Sr. Notes
 9.0% due 05/15/11 ...............................           645           561
 Crown Castle
  International Corp.
  - Sr. Notes 144A
 9.375% due 08/01/11 .............................           435           385
 Dominion Resources,
  Inc.
 8.125% due 06/15/10 .............................         2,680         2,886
 France Telecom SA -
  Notes 144A
 8.5% due 03/01/31 ...............................         2,490         2,611

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                   Par                            Market

    Name of Issuer                Value                            Value

                                 (000's)                          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Telecommunication Services - Continued
 Telefonos De Mexico,
  SA -  Sr. Notes 144A
 8.25% due 01/26/06 ..............................     $   3,400     $   3,494
 Tellus Corp. NT
 8.0% due 06/01/11 ...............................         2,490         2,545
 Triton PCS, Inc. -
  Sr. Sub Notes
 9.375% due 02/01/11 .............................           730           708
 Verizon Global
  Funding Corp. -
  Bonds 144A
 7.75% due 12/01/30 ..............................         1,740         1,790
 Voicestream Wireless
  Corp.
 11.5% due 09/15/09 ..............................         1,540         1,771
 Worldcom, Inc.
 8.0% due 05/15/06 ...............................         3,125         3,240
                                                                     ---------
                                                                        28,388
Telephone - 1.5%
 LCI International,
  Inc. - Sr. Notes
 7.25% due 06/15/07 ..............................         2,205         2,267
 Metronet
  Communications Corp.
  - Sr. Disc. Notes
 0.0% due 11/01/07 ...............................         1,695         1,593
 MetroNet
  Communications Corp.
  - Sr. Notes
 12.0% due 08/15/07 ..............................         1,770         1,950
 Pinnacle Partners
 8.83% due 08/15/04 ..............................         2,355         2,422
 Sprint Capital Corp.
 6.875% due 11/15/28 .............................         2,450         2,080
 Sprint Capital Corp.
  - Notes
 7.125% due 01/30/06 .............................         1,550         1,564
                                                                     ---------
                                                                        11,876
Transportation Services - 2.6%
 America West
  Airlines, Inc. -
  Pass through Certs.
 6.93% due 01/02/08 ..............................         1,522         1,519
 Burlington Northern
  Santa Fe Corp.
 7.95% due 08/15/30 ..............................         3,305         3,478
 Continental Airlines,
  Inc. - Pass thru
  Certs.
 7.206% due 06/30/04 .............................         2,634         2,671
 Delta Air lines, Inc.
 7.7% due 12/15/05 ...............................         1,935         1,916
 Northwest Airlines
  Corp.
 8.375% due 03/15/04 .............................         1,350         1,319
 Northwest Airlines
  Corp. - Ser. 1996-1
 8.97% due 01/02/15 ..............................           203           214
 Northwest Airlines
  Corp. - Sr. Notes
 8.875% due 06/01/06 .............................         1,555         1,491
 NWA Trust - Sr. Notes
 9.25% due 06/21/14 ..............................         2,198         2,377
 Railcar Trust  - Pass
  thru Notes - Ser.
  1992-1
 7.75% due 06/01/04 ..............................         1,304         1,354
 U.S. Air, Inc. - Pass
  thru Certs. - Ser.
  1990-A1
 11.2% due 03/19/05 ..............................           984         1,018
 United Air Lines
  Corp.
 7.032% due 04/01/12 .............................         2,339         2,393
 Wisconsin Central
  Transportation Corp.
  - Notes
 6.625% due 04/15/08 .............................         1,360         1,360
                                                                     ---------
                                                                        21,110
U.S. Government Agencies - 29.1%
 Federal National
  Mortgage Assoc.
 5.5% due 12/01/14 ...............................        11,774        11,369
 6.0% due 09/01/14 ...............................         8,669         8,561
 6.0% due 05/01/16 ...............................         4,135         4,073
 6.0% due 02/01/31 ...............................         4,231         4,060
 6.0% due 04/01/31 ...............................         3,268         3,136
 6.0% due 05/01/31 ...............................         3,463         3,411
 6.5% due 09/01/13 ...............................           102           102
 6.5% due 07/01/14 ...............................         7,685         7,724
 6.5% due 11/01/14 ...............................           115           116
 6.5% due 01/01/15 ...............................            56            56
 6.5% due 02/01/15 ...............................            91            92
 6.5% due 06/01/15 ...............................           430           431
 6.5% due 11/01/28 ...............................         9,358         9,226
 7.0% due 09/01/10 ...............................         3,574         3,645
 7.0% due 11/01/14 ...............................         5,162         5,249
 7.0% due 03/01/31 ...............................         8,257         8,293
 7.385% due 03/25/21 .............................           920           959
 7.5% due 02/01/31 ...............................        13,870        14,151
 8.0% due 04/01/30 ...............................         6,310         6,517
 8.0% due 06/01/30 ...............................         6,259         6,465
 Federal National
  Mortgage Assoc. Ser.
  1997-M8 Cl.A
 6.94% due 01/25/22 ..............................         1,372         1,414
 Federal National
  Mortgage Assoc. -
  Notes
 7.0% due 02/01/16 ...............................         4,845         4,926
 Government National
  Mortgage Assoc.
 6.0% due 05/15/31 ...............................         9,376         9,074
 6.5% due 07/15/28 ...............................        13,622        13,482
 6.5% due 01/15/29 ...............................         2,725         2,697
 6.5% due 02/15/29 ...............................         3,634         3,595
 6.5% due 06/15/29 ...............................        25,069        24,794
 6.5% due 08/15/29 ...............................         6,296         6,227
 7.0% due 09/15/25 ...............................         1,891         1,914
 7.0% due 08/15/28 ...............................         5,609         5,659
 7.0% due 09/15/29 ...............................        13,878        14,000

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                            Par         Market
               Name of Issuer                              Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
 7.0% due 06/15/31 ...............................  $      3,480    $    3,510
 7.0% due 09/15/31 ...............................         4,060         4,095
 7.5% due 09/15/29 ...............................        13,549        13,892
 7.5% due 12/15/29 ...............................         6,977         7,154
 8.0% due 05/15/25 ...............................           244           254
 8.0% due 06/15/25 ...............................           208           216
 8.0% due 09/15/25 ...............................           444           461
 8.0% due 01/15/26 ...............................           231           240
 8.0% due 08/15/27 ...............................         1,207         1,252
 8.0% due 07/15/30 ...............................         5,253         5,441
 8.5% due 09/15/21 ...............................           450           476
 8.5% due 01/15/31 ...............................        12,999        13,584
 9.0% due 05/15/21 ...............................           396           425
 9.0% due 08/15/21 ...............................           375           402
 9.5% due 06/15/16 ...............................           317           347
                                                                    ----------
                                                                       237,167
U.S. - Governmental - 7.2%

 U.S. Treasury - Bonds
 6.25% due 05/15/30 ..............................        15,783        16,392
 8.875% due 08/15/17 .............................         2,919         3,832
 U.S. Treasury - Notes
 5.625% due 05/15/08 .............................         1,195         1,242
 5.75% due 08/15/03 ..............................         9,005         9,261
 5.75% due 08/15/10 ..............................         9,670         9,894
 7.0% due 07/15/06 ...............................         1,124         1,219
 7.5% due 02/15/05 ...............................        15,816        17,212
                                                                    ----------
                                                                        59,052
                                                                    ----------
                             TOTAL PUBLICLY-TRADED          92.5%      750,418
                                            BONDS-                  ----------

                                                          Shares
PREFERRED STOCK
Media - TV & Radio - 7.2%
 CSC Holdings, Inc. ..............................            27         2,874
                                                                    ----------
                            TOTAL PREFERRED STOCK-           0.4%        2,874
                                                                    ----------
WARRANTS

Telephone - 0.0%
 Metronet Communications Corp. -
  CW 144A Expires 08/15/07 .......................             2           239
                                                                    ----------
                                   TOTAL WARRANTS-           0.0%          239
                                                                    ----------
                                                            Par
                                                           Value
                                                          (000's)
SHORT-TERM INVESTMENTS

Investment in joint trading account - 6.6%
 Investment in joint trading account
 3.97% due 07/02/01 ..............................  $     53,840        53,840


                                                                        Market
               Name of Issuer                              Shares        Value
                                                                        (000's)

SHORT-TERM INVESTMENTS - Continued
 Navigator Securities Lending
  Prime Portfolio **                                 247,040,782    $  247,041
                                                     -----------    ----------

                      TOTAL SHORT-TERM INVESTMENTS          36.9%      300,881
                                                     -----------    ----------
                                TOTAL INVESTMENTS-         129.8%    1,059,276
                  Other Assets & Liabilities, Net-         (29.8)%    (242,979)
                                                     -----------    ----------
                                       NET ASSETS-         100.0%   $  816,297
                                                     ===========    ==========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $84,516 or 10.4% of net assets of the Portfolio.

** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND


                                                            Par         Market
                Name of Issuer                             Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.5%
 Boeing Cap. Corp. - Sr. Notes
 6.1% due 03/01/11 ...............................       $    20       $    19
 Lockheed Martin Corp.
 8.2% due 12/01/09 ...............................            50            54
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29 ...............................            25            28
                                                                       -------
                                                                           101
Agricultural Operations - 0.5%
 Cargill, Inc.
 6.25% due 05/01/06 ..............................            15            15
 Potash Corp. of Saskatchewan - Notes
 7.75% due 05/31/11 ..............................            20            20
                                                                       -------
                                                                            35
Automobile - 0.4%
 Delphi Automotive Systems Corp. - Notes
 6.55% due 06/15/06 ..............................            25            25
Bank - 3.2%
 Bank One Corp.
 7.875% due 08/01/10 .............................            10            11
 Barclays Bank PLC - Bonds 144A
 8.55% due 09/29/49 ..............................            75            81
 Barclays Bank PLC Perpetual Revs - 144A
 7.375% due 12/15/49 .............................            15            15
 BNP Paribus Capital Trust - Sub 144A
 9.003% due 12/29/49 .............................            20            22
 Capital One Bank - Sr. Notes
 6.875% due 02/01/06 .............................            10            10
 Colonial Bank Montgomery Al - Sub Notes
 9.375% due 06/01/11 .............................            10            10
 Sanwa Bank , Ltd. - Sub Notes
 7.4% due 06/15/11 ...............................            15            14
 Skandinaviska Enskida Banken - Sub.
 Notes  144A
 6.5% due 12/29/49 ...............................            15            15
 Standard Chartered Bank - Sub Notes 144A
 8.0% due 05/30/31 ...............................            15            15
 Zions Financial Corp. - GTD 144A
 6.95% due 05/15/11 ..............................            20            20
                                                                       -------
                                                                           213
Brokerage & Investment Management - 0.2%
 Salomon, Inc. - Notes
 5.875% due 03/15/06 .............................            10            10
Chemical - 0.4%
 Equistar Chemical - Notes
 8.5% due 02/15/04 ...............................            15            14
 Millenium America, Inc. 144A
 9.25% due 06/15/08 ..............................             5             5
 NOVA Chemicals Corp. - Notes
 7.0% due 05/15/06 ...............................            10            10
                                                                       -------
                                                                            29
Computer Software & Services - 0.4%
 Systems 2001 LLC - Cl. B 144A
 7.156% due 12/15/11 .............................            25            25
Container - 0.2%
 Sealed Air Corp.
 8.75% due 07/01/08 ..............................             5             5
 Stone Container Corp.
 9.75% due 02/01/11 ..............................            10            10
                                                                       -------
                                                                            15
Cosmetic & Personal Care - 0.2%
 International Flavors & Fragrances, Inc.
  - Notes 144A
 6.45% due 05/15/06 ..............................            15            15
Electric Power - 1.7%
 Calpine Canada Energy
 8.5% due 05/01/08 ...............................            10            10
 Calpine Corp. - Sr. Notes
 8.5% due 02/15/11 ...............................            10            10
 Exelon Generation Co. LLC - Sr. Notes
  144A
 6.95% due 06/15/11 ..............................            25            25
 Mirant Corp.
 8.3% due 05/01/11 ...............................            15            15
 Pinnacle West Capital Corp. - Sr. Notes
 6.4% due 04/01/06 ...............................            15            14
 Progress Energy, Inc. - Sr. Notes
 7.1% due 03/01/11 ...............................            15            15
 PSEG Energy Holdings, Inc. - Sr. Notes
  144A
 8.625% due 02/15/08 .............................            10            10
 PSEG Power LLC
 8.625% due 04/15/31 .............................            15            16
                                                                       -------
                                                                           115
Electrical Equipment - 0.3%
 HQI Transelec Chile
 7.875% due 04/15/11 .............................            20            20
Electronic Products & Services - 0.1%
 CMS Energy Corp - Sr. Notes
 8.5% due 04/15/11 ...............................            10            10
Financial Services - 5.4%
 American Express Credit Corp.
 7.2% due 09/17/07 ...............................            20            21
 Amvescap PLC
 6.6% due 05/15/05 ...............................            75            75
 ERAC USA Finance Co.
 7.95% due 12/15/09 ..............................            20            20
 ERAC USA Finance Co. - GTD Notes 144A
 7.35% due 06/15/08 ..............................            10            10

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
                Name of Issuer                             Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Financial Services - Continued
 Fosters Finance Corp. - Notes 144A
 6.875% due 06/15/11 .............................      $     10      $     10
 General Electric Capital Corp.
 6.65% due 09/03/02 ..............................           100           102
 Goldman Sachs Group, Inc.
 6.875% due 01/15/11 .............................            15            15
 Heller Financial, Inc. - Notes
 6.375% due 03/15/06 .............................            10            10
 Pemex Project
 9.125% due 10/13/10 .............................            20            21
 Qwest Capital Funding - Bonds 144A
 7.75% due 02/15/31 ..............................            25            25
 The MONY Group, Inc. - Sr. Notes
 7.45% due 12/15/05 ..............................            25            25
 UBS Preferred Funding TRI
 8.622% due 10/29/49 .............................            20            22
                                                                      --------
                                                                           356
Food, Beverage & Tobacco - 0.2%
 Archer Daniels Midland Co.
 7.0% due 02/01/31 ...............................            15            14
Foreign Governmental - 1.0%
 Province of Quebec - Debs
 7.5% due 09/15/29 ...............................            25            26
 Republic of Brazil
 8.0% due 04/15/14 ...............................            31            23
 Republic of Columbia
 9.75% due 04/09/11 ..............................            15            15
                                                                      --------
                                                                            64
Health Care Products - 0.2%
 Fresenius Medical Capital Trust IV TR PFD
  Secs. 144A
 7.875% due 06/15/11 .............................            10            10
Health Care Services - 0.7%
 HCA-The Healthcare Corp. - Notes
 7.125% due 06/01/06 .............................            20            20
 Healthsouth Corp. - Sr. Notes
 8.5% due 02/01/08 ...............................            10            10
 Quest Diagnostics, Inc. Sr. Notes
 6.75% due 07/12/06 ..............................            10            10
 Triad Hospitals
 8.75% due 05/01/09 ..............................             5             5
                                                                      --------
                                                                            45
Insurance - 0.4%
 AXA - Sub Notes
 8.6% due 12/15/30 ...............................            15            17
 Hartford Life, Inc. - Sr. Notes
 7.375% due 03/01/31 .............................            10            10
                                                                      --------
                                                                            27
Leisure & Recreation - 2.1%
 Harrah's Operating Co., Inc.
 7.875% due 12/15/05 .............................            10            10
 Harrah's Operating, Inc. - Sr. Notes 144A
 7.125% due 06/01/07 .............................            20            20
 International Speedway Corp.
 7.875% due 10/15/04 .............................           100           103
 Station Casinos, Inc. - Sr. Notes
 8.375% due 02/15/08 .............................             5             5
                                                                      --------
                                                                           138
Media - TV & Radio - 3.7%
 Adelphia Communications Corp.
 10.25% due 06/15/11 .............................            10            10
 AOL Time Warner, Inc.
 7.625% due 04/15/31 .............................            20            20
 Charter Communications Holdings LLC - Sr.
  Notes
 11.125% due 01/15/11 ............................             5             5
 Charter Communications Holdings LLC - Sr.
  Notes 144A
 10.0% due 05/15/11 ..............................             5             5
 Clear Channel Communications, Inc.
 7.65% due 09/15/10 ..............................            50            52
 Clear Channel Communications, Inc. - Sr.
  Notes
 7.875% due 06/15/05 .............................            25            26
 Continental Cablevision - Sr. Notes
 8.3% due 05/15/06 ...............................             5             5
 CSC Holdings, Inc. - Sr. Notes Ser.144A
 7.625% due 04/01/11 .............................            20            19
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 .............................             5             5
 Mediacom LLC
 9.5% due 01/15/13 ...............................            10            10
 News America Holdings, Inc. - Debs.
 8.25% due 08/10/18 ..............................            15            15
 News America, Inc. - GTD Sr. Debs
 7.3% due 04/30/28 ...............................            10             9
 TCI Communications, Inc. - Debs.
 7.875% due 02/15/26 .............................            20            20
 Viacom, Inc.
 7.875% due 07/30/30 .............................            20            21
 Viacom, Inc. - 144A
 6.4% due 01/30/06 ...............................             5             5
 Viacom, Inc. - Sr. Notes 144A
 6.4% due 01/30/06 ...............................            15            15
                                                                      --------
                                                                           242
Metals & Mining - 1.0%
 Inco, Ltd. - Debs.
 9.6% due 06/15/22 ...............................            40            41
 Newmont Mining Corp. - Notes
 8.625% due 05/15/11 .............................            10            10

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
                Name of Issuer                             Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Metals & Mining - Continued
 Phelps Dodge Corp. - Notes
 8.75% due 06/01/11 ..............................        $   15       $    15
                                                                       -------
                                                                            66
Natural Gas Distribution - 0.2%
 Keyspan Corp. - Sr. Notes
 8.0% due 11/15/30 ...............................            10            11
Oil & Natural Gas Exploration & Production - 2.2%
 Alberta Energy, Ltd. - Notes
 8.125% due 09/15/30 .............................            25            27
 Anadarko Petroleum Corp.
 7.0% due 10/15/06 ...............................            50            51
 Chesapeake Energy Corp.
 8.125% due 04/01/11 .............................             5             4
 Forest Oil Corp. - Sr. Notes 144A
 8.0% due 06/15/08 ...............................            10            10
 NRG Energy, Inc.
 7.75% due 04/01/11 ..............................            20            20
 Transocean Forex, Inc. - Notes 144A
 7.5% due 04/15/31 ...............................            20            20
 Valero Energy Corp. - Notes
 8.375% due 06/15/05 .............................            10            11
                                                                       -------
                                                                           143
Oil - Equipment & Service - 1.6% TOSCO Corp.
 8.125% due 02/15/30 .............................            95           104
Paper & Forest Products - 0.8%
 Georgia Pacific Corp. - Notes
 7.5% due 05/15/06 ...............................            10            10
 8.875% due 05/15/31 .............................            15            15
 International Paper Co.
 8.125% due 07/08/05 .............................            25            27
                                                                       -------
                                                                            52
Paper Products - 0.3%
 Stora Enso Corp. - Notes
 7.375% due 05/15/11 .............................            20            20
Personal & Commercial Lending - 5.7%
 Citigroup, Inc.
 6.5% due 01/18/11 ...............................            20            20
 CS First Boston Mortgage Securities Corp. -
  Ser. 1998-C1 A1A
 6.26% due 04/11/30 ..............................            19            19
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06 .............................            15            15
 General Motors Acceptance Corp.
 7.5% due 07/15/05 ...............................           100           105
 Household Financial Corp.
 6.5% due 01/24/06 ...............................            20            20
 Household Financial Corp. - Notes
 8.0% due 05/09/05 ...............................            20            21
 Household Financial Corp. - Notes. -
  Continued
 8.0% due 07/15/10 ...............................            10            11
 Midland Funding Corp. II - Debs.
 11.75% due 07/23/05 .............................            30            33
 Prime Credit Card Master Trust
 6.7% due 11/15/05 ...............................            50            52
 Standard Credit Card Master Trust
 8.25% due 01/07/07 ..............................            35            38
 Takefuji Corp.
 9.2% due 04/15/11 ...............................            15            16
 Tiers Fixed Rate Certificates - Ser. Mir
  2001 14 Tr Ctf 144A
 7.2% due 06/15/04 ...............................            25            25
                                                                       -------
                                                                           375
Pollution Control - 0.1%
 Waste Management, Inc. - Sr. Notes
 7.375% due 08/01/10 .............................             5             5
Real Estate Development - 0.7%
 EOP Operating LP
 6.625% due 02/15/05 .............................            20            20
 EOP Operating LP - Notes
 7.375% due 11/15/03 .............................            25            26
                                                                       -------
                                                                            46
Real Estate Investment Trust - 0.5%
 Healthcare Realty Trust - Sr. Notes
 8.125% due 05/01/11 .............................            10            10
 Mack-Cali Realty LP - Notes
 7.75% due 02/15/11 ..............................            25            25
                                                                       -------
                                                                            35
Retail - Department Stores - 1.8%
 Kingdom Mart Corp. - Notes 144A
 9.875% due 06/15/08 .............................            10            10
 Target Corp.
 7.5% due 02/15/05 ...............................           100           106
                                                                       -------
                                                                           116
Retail - Food - 0.3%
 Delhaize America, Inc.
 8.125% due 04/15/11 .............................            20            21
Telecommunication Equipment - 1.1%
 BellSouth Capital Funding - Debs.
 7.875% due 02/15/30 .............................            15            16
 Deutsche Telekom International Finance
 7.75% due 06/15/05 ..............................            25            26
 8.25% due 06/15/30 ..............................            15            16
 Vulcan Materials - Notes
 6.4% due 02/01/06 ...............................            15            15
                                                                       -------
                                                                            73

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
              Name of Issuer                               Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Telecommunication Services - 2.8%
 AT&T Wireless Group - Sr. Notes Ser.144A
 8.75% due 03/01/31 ..............................      $     25      $     26
 Citizens Communications Co. - Notes
 8.5% due 05/15/06 ...............................            10            10
 9.25% due 05/15/11 ..............................            10            10
 Cox Communications, Inc. - Notes
 7.75% due 11/01/10 ..............................            20            21
 Crown Castle International Corp. - Sr.
  Notes
 9.0% due 05/15/11 ...............................             5             4
 Crown Castle International Corp. - Sr
  Notes 144A
 9.375% due 08/01/11 .............................             5             4
 France Telecom SA - Notes 144A
 8.5% due 03/01/31 ...............................            20            21
 Telefonos De Mexico, SA - Sr. Notes 144A
 8.25% due 01/26/06 ..............................            25            26
 Tellus Corp. - Notes
 8.0% due 06/01/11 ...............................            20            21
 Triton PCS, Inc. - Sr. Sub Notes
 9.375% due 02/01/11 .............................             5             5
 Verizon Global Funding Corp. - Bonds 144A
 7.75% due 12/01/30 ..............................            10            10
 Worldcom, Inc. .
 8.0% due 05/15/06 ...............................            25            26
                                                                      --------
                                                                           184
Telephone - 0.9%
 Metronet Communications Corp. - Sr. Disc.
  Notes
 0.0% due 11/01/07 ...............................            15            14
 Pinnacle Partners
 8.83% due 08/15/04 ..............................            15            16
 Sprint Capital Corp.
 6.875% due 11/15/28 .............................            20            17
 Sprint Capital Corp. - Notes
 7.125% due 01/30/06 .............................            10            10
                                                                      --------
                                                                            57
Transportation Services - 2.4%
 Burlington Northern Santa Fe Corp.
 7.95% due 08/15/30 ..............................            25            26
 Delta Air Lines, Inc.
 7.7% due 12/15/05 ...............................            15            15
 Northwest Airlines Corp. - Sr. Notes
 8.875% due 06/01/06 .............................            10            10
 United Airlines
 7.73% due 07/01/10 ..............................           100           105
                                                                      --------
                                                                           156
U.S. Government Agencies - 35.6%
 Federal Home Loan Mortgage Corp.
 6.0% due 01/01/29 ...............................           183           176
 7.5% due 01/01/30 ...............................            82            84
 Federal National Mortgage Assoc.
 5.125% due 02/13/04 .............................           350           352
 5.5% due 04/01/16 ...............................            99            96
 6.0% due 04/01/16 ...............................           119           117
 6.0% due 11/01/28 ...............................           119           114
 6.5% due 04/01/31 ...............................           177           178
 7.0% due 07/01/30  ..............................            61            62
 7.0% due 12/01/30 ...............................            15            15
 7.5% due 06/01/30  ..............................            99           101
 7.5% due 07/01/30 ...............................            79            80
 7.5% due 02/01/31 ...............................            10            10
 8.0% due 12/01/29  ..............................           115           119
 8.5% due 01/01/31 ...............................            85            89
 Federal National Mortgage Assoc. - Notes
 7.0% due 02/01/16 ...............................           120           123
 7.125% due 01/15/30 .............................            55            59
 Government National Mortgage Assoc.
 6.0% due 02/15/29 ...............................            99            96
 7.0% due 01/15/31 ...............................            25            25
 7.0% due 03/15/31  ..............................           119           120
 7.0% due 06/15/31 ...............................            50            50
 7.0% due 09/15/31 ...............................            35            35
 7.5% due 12/15/29 ...............................           103           106
 7.5% due 07/15/30 ...............................            41            42
 8.0% due 06/15/30 ...............................            90            94
                                                                      --------
                                                                         2,343
U.S. Governmental - 11.8%
 U.S. Treasury - Bills
 3.435% due 09/13/01 .............................            43            43
 U.S. Treasury - Bonds ...........................            45            59
 6.25% due 05/15/30 ..............................            55            58
 8.875% due 08/15/17 .............................            45            59
 U.S. Treasury - Notes
 3.375% due 01/15/07  ............................            56            56
 5.625% due 05/15/08 .............................            10            10
 5.75% due 08/15/03 ..............................           205           211
 5.75% due 08/15/10 ..............................           225           230
 7.0% due 07/15/06  ..............................            65            71
 7.5% due 02/15/05 ...............................            30            33
                                                                      --------
                                                                           771
                                                                      --------
                      TOTAL PUBLICLY-TRADED BONDS-          91.8%        5,976
                                                                      --------
                                                          Shares
PREFERRED STOCK

Media - TV& Radio - 0.3%
 CSC Holdings, Inc. ..............................             0            23
                                                                      --------
                            TOTAL PREFERRED STOCK-           0.3%           23
                                                                      --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
              Name of Issuer                               Value         Value
                                                          (000's)       (000's)
SHORT-TERM INVESTMENTS
 Investment in joint trading account - 8.3%
 3.97% due 07/02/01 ..............................     $     547      $    547
                                                       ---------      --------
                                TOTAL INVESTMENTS-         101.1%        6,657
                  Other Assets & Liabilities, Net-          (1.1)%         (74)
                                                       ---------      --------
                                       NET ASSETS-         100.0%       $6,583
                                                       =========      ========

144A-Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, securities aggregated $519 or 7.8% of net assets of the Portfolio.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

Brazil - 6.0%
 Brasil Telecom Participacoes S.A. (TELS) ........         5,985       $   251
 Centrais Electricas Brasileiras SA (UTIE) .......     1,446,000            19
 Centrais Electricas Brasileirias SA - ADR
  (ELEQ) .........................................           200             1
 Companhia De Bebidas ADR (FOOD) .................         6,860           159
 Companhia Energetica de Minas Gerias - ADR
  (UTIE) .........................................         4,640            55
 Companhia Vale do Rio Doce - ADR (META) .........           815            19
 Embraer - Empresa Brasileira de Aeronautica SA
  (AERO) .........................................         3,410           133
 Embratel Participacoes SA - ADR (UTIT) ..........           100             1
 Petroleo Brasileiro SA *(OILX) ..................        12,950           337
 Petroleo Brasileiro SA - ADR (OILX) .............         4,125            96
 Tele Celular Sul Participacoes SA - ADR (TELS) ..         2,798            57
 Tele Norte Leste Participacoes SA - ADR (TELS) ..         6,832           104
 Telecomunicacoes Brasileiras SA - ADR (UTIT) ....         2,383           111
 Telemig Celular Participacoes SA - ADR (TELS) ...           897            37
 Telesp Celular Participacoes SA - ADR (TELS) ....         3,164            48
 Unibanco - Uniao de Bancos Brasileiros SA -
  GDR (BANK) .....................................         6,731           171
 Votorantim Celulose e Papel SA - ADR (PAPR) .....         4,500            68
                                                                       -------
                                                                         1,667

Chile - 0.2%
 Companhia de Telecomunicaciones de Chile Sa
  (TELS) .........................................           815            19
 Enersis SA - ADR (UTIE) .........................         1,900            28
                                                                       -------
                                                                            47

Czech Republic - 0.1%
 Cesky Telecom - GDR *(TELS) .....................         2,940            26
 SPT Telecom AS (TELS) ...........................         1,410            13
                                                                       -------
                                                                            39

Egypt - 0.1%
 Egypt Gas Co. (OILX) ............................           500             9
 Egypt Mobile Phone (TELS) .......................           975            15
                                                                       -------
                                                                            24

Hong Kong - 9.1%
 Asia Satellite Telecommunications Holdings,
  Ltd. (TELS) ....................................        17,000            29
 Beijing Capital International (FINL) ............       151,000            47
 Brilliance China Automotive Holdings, Ltd.
  (AUTO) .........................................       135,000            33
 China Merchants Holdings International Co.,
  Ltd. (CNSU) ....................................       155,000           118
 China Overseas and Land Invest (TRAN) ...........       162,000            29
 China Petroleum (OILX) ..........................       174,000            35
 China Rare Earth (OILX) .........................        17,000             6
 China Res Beijing (UTIE) ........................       103,000            29
 China Resources Enterprise, Ltd. (UTIE) .........        54,000            91
 China Southern Airlines Company Limited (TRAN) ..       193,000            60
 China Telecom (Hong Kong), Ltd. (TELS) ..........       204,000         1,075
 China Unicom, Ltd. *(TELS) ......................        32,000            56
 Citic Pacific, Ltd. (DIOP) ......................        49,000           152
 CNOOC, Ltd. (OILX) ..............................       160,000           153
 CNOOC, Ltd. - ADR*(OILX) ........................         1,700            32
 Cosco Pacific, Ltd. (COMM) ......................        39,000            26
 Denway Motors, Ltd. (AUTO) ......................       304,300           109
 Greencooltechnology (TELE) ......................       159,000            63
 Legend Holdings (COMP) ..........................       121,000            68
 Nanjing Panda Electric (UTIE) ...................       168,000            73
 New World China Ltd. (ENER) .....................        44,000            21
 Sun Television Cybernetworks Holdings, Ltd.
  (MEDI) .........................................       269,000             5
 Travelesky Technology, Ltd. (SOFT) ..............        64,000            65
 Yanzhou Coal Mining (META) ......................       132,000            61
 Yanzhou Coal Mining Co., Ltd. - ADR (META) ......         2,160            52
                                                                       -------
                                                                         2,488

Hungary - 1.3%
 Gedeon Richter Rt. ((HEAL) ......................         1,924           107
 Gedeon Richter, Ltd. - GDR (HEAL) ...............           690            38
 Magyar Tavkozlesi Rt. (UTIT) ....................         3,604            11
 Magyar Tavkozlesi Rt. - ADR (UTIT) ..............         4,834            72
 MOL Magyar Olaj-es Gazipari Rt. (OILX) ..........         3,653            52
 OTP Bank Rt. (BANK) .............................         1,742            91
                                                                       -------
                                                                           371

India - 7.0%
 Bharat Heavy Electricals, Ltd. (ELEQ) ...........        33,200           125
 Bharat Petroleum Corp., Ltd. (OILS) .............        16,300            65
 BSES, Ltd.* (UTIE) ..............................        15,500            65
 Cipla, Ltd. ((HEAL) .............................         3,000            73
 Colgate Palmolive (HNBA) ........................         8,500            29
 Container Corp. of India, Ltd. (TRAN) ...........        24,092            65
 Dabur India, Ltd. (DIOP) ........................        22,000            29

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

India - Continued
 Dr. Reddy's Laboratories, Ltd. (HEAL) ...........         2,050       $    70
 Gujarat Ambuja Cements Ltd. (CONS) ..............        18,500            73
 HCL Technologies, Ltd. *(SOFT) ..................         4,500            28
 HDFC Bank Ltd. (BANK) ...........................        12,250            55
 Hero Honda Motors, Ltd.* (CNSU) .................        20,750            64
 Hindustan Lever Ltd. (CNSU) .....................        52,750           230
 Hindustan Petroleum Corp., Ltd. (OILX) ..........        18,000            60
 Housing Development Financing Corp., Ltd.
  (LEND) .........................................        11,880           174
 Indialnfo, Ltd. (SOFT) ..........................        10,639             5
 Infosys Technologies, Ltd. *(SOFT) ..............         1,690           135
 ITC, Ltd. (FOOD) ................................         1,250            20
 ITC, Ltd. - GDR* (FOOD) .........................         2,000            36
 Lupin Laboratories, Ltd. (HEAL) .................         4,600             7
 Mahanagar Telephone Nigam, Ltd. (TELS) ..........        45,250           137
 Nestle India, Ltd. (FOOD) .......................         2,550            30
 Ranbaxy Laboratories, Ltd. *(HEAL) ..............         5,250            54
 Reliance Industries, Inc. (UTIE) ................        13,500           106
 State Bank of India*(BANK) ......................        16,600            78
 State Bank of India - GDR (BANK) ................         3,500            39
 Strides Arcolab, Ltd. (CNSU) ....................         2,500             3
 Tata Ironsteel (STEE) ...........................        10,000            25
 Wipro, Ltd.*(DIOP) ..............................         1,050            29
 Zee Telefilms Ltd. (MEDI) .......................        10,800            27
                                                                       -------
                                                                         1,936

Indonesia - 0.4%
 Hampshire M Sampoerna (DIOP) ....................        71,500           101

Israel - 4.0%
 Breezecom, Ltd.*(TELS) ..........................        10,260            45
 Ceragon Networks, Ltd. (TELS) ...................         5,490            17
 Check Point Software Technologies, Ltd. (SOFT) ..         4,282           217
 ECI Telecommunications, Ltd. (MEDI) .............        28,973           145
 RADVision, Ltd. *(SOFT) .........................         5,407            33
 Radware, Ltd. *(SOFT) ...........................         7,989           144
 Teva pharmaceutical Industries, Ltd. ((HEAL) ....         1,490            93
 Teva Pharmaceutical Industries, Ltd. - ADR
  (HEAL) .........................................         4,398           274
 TTI Team Telecom International, Ltd. *(TELS) ....         6,556           127
                                                                       -------
                                                                         1,095

Malaysia - 2.1%
 British American Tobacco (Malaysia) Berhad
  (FOOD) .........................................        14,000           128
 Digi Swisscom (TELS) ............................        40,000            58
 Malayan Banking Berhad (BANK) ...................        38,000           103
 Malaysian Pacific Industries (ETRN) .............        10,000            35
 Public Bank Berhad (BANK) .......................       123,300            73
 Resorts World Berhad (LEIS) .....................        19,000            26
 Telekom Malaysia Berhad (TELS) ..................        36,000            83
 Tenaga Nasional Berhad (UTIE) ...................        38,000            87
                                                                       -------
                                                                           593

Mexico - 13.6%
 Alfa, S.A. *(DIOP) ..............................        42,690            59
 America Movil SA de CV - ADR Ser. L 8(TELS) .....        21,400           446
 Cemex SA de CV - CPO (CONS) .....................        53,598           285
 Cemex SA de CV - ADR Participation
  Certificates *(CONS) ...........................           749            20
 Cifra SA de CV - Ser V (RETS) ...................        55,050           150
 Fomento Economico Mexicano SA de CV (FOOD) ......         6,899            29
 Fomento Economico Mexicano SA de CV - ADR
  (FOOD) .........................................         9,173           393
 Grupo Aeroportuario del Sureste SA de CV*
  (TRAN) .........................................        18,100            22
 Grupo Aeroportuario Sur - ADR* (TRAN) ...........         5,600           105
 Grupo Carso SA de CV - Ser. A1 (DIOP) ...........        15,700            47
 Grupo Financiero Banamex Accival, SA de CV
  (FINL) .........................................       139,000           360
 Grupo Financiero Bancomer SA de CV - Cl. O
  (FINL) .........................................       154,150           153
 Grupo Financiero BBVA Bancomer, SA de CV
  (FINL) .........................................         8,300           164
 Grupo Modelo SA de CV - Ser. C (FOOD) ...........         8,200            22
 Grupo Sanborns SA - Ser. B1* (RETS) .............         2,625             4
 Grupo Televisa SA - GDR* (MEDI) .................         6,386           256
 Kimberly-Clark de Mexico SA de CV (PAPR) ........        64,630           191
 Telefonos de Mexico SA - ADR (UTIT) .............        25,950           911
 Wal-Mart de Mexico SA de CV - Ser. C (RETS) .....        16,700            41
 Wal-Mart de Mexico SA de CV - ADR* (RETS) .......         3,216            87
                                                                       -------
                                                                         3,745

Poland - 1.5%
 Bank Polska Kasa Opieki SA* (BANK) ..............         6,323           109
 Elektrim Spolka Akcyjna SA (ETRN) ...............         3,777            24
 Telekomunikacja (TELS) ..........................         2,707            12

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Poland - Continued
 Telekomunikacja Polska - GDR* (TELS) ............        63,565       $   284
                                                                       -------
                                                                           429

Russia - 3.9%
 LuKoil Holding - ADR (OILS) .....................         5,950           285
 Norilsk Nickel - ADR (PMET) .....................         1,400            25
 OAO Gazprom - ADR (UTIG) ........................         4,500            50
 RAO Unified Energy Systems - GDR (UTIE) .........        29,496           336
 Surgutneftegaz (OILS) ...........................         1,270            20
 Surgutneftegaz - ADR (OILS) .....................        28,527           365
                                                                       -------
                                                                         1,081

Singapore - 0.1%
 Total Access Communication Public Co., Ltd
  (TELS) .........................................        14,000            31

South Africa - 9.1%
 ABSA Group, Ltd. (BANK) .........................        30,000           141
 Anglo American Platinum Corp., Ltd. (PMET) ......         5,248           234
 Anglo American PLC (META) .......................        15,777           234
 Bidvest Group, Ltd. (DIOP) ......................        16,598           103
 Dimension Data Holdings PLC (SOFT) ..............         5,412            21
 FirstRand, Ltd. (FINL) ..........................       215,960           231
 Impala Platinum Holdings, Ltd. (META) ...........         3,109           156
 Liberty Life Association of Africa, Ltd.
  (INSU) .........................................        15,920           115
 M-Cell, Ltd. (TELS) .............................        18,570            43
 Nedcor, Ltd. (BANK) .............................         6,940           135
 Old Mutual PLC (OILX) ...........................         3,500             8
 Remgro, Ltd.* (DIOP) ............................        16,190           116
 Sanlam, Ltd.* (INSU) ............................       156,050           213
 Sappi, Ltd. (READ) ..............................         6,600            58
 Sasol, Ltd. (OILX) ..............................        20,103           184
 South African Breweries PLC (FOOD) ..............        48,170           365
 Standard Bank Investment Corp., Ltd. (BANK) .....        35,500           155
                                                                       -------
                                                                         2,512

South Korea - 14.1%
 Cheil Communications,
  Inc. (MEDP) ....................................         1,830           159
 Hana Bank (BANK) ................................         8,600            63
 Housing & Commercial
  Bank (BANK) ....................................         3,130            70
 Humax Co., Ltd.* (APPL) .........................        10,485           154
 Hyundai Mobis (AUTO) ............................        11,410           123
 Hyundai Motor Co., Ltd. (AUTO) ..................        16,680           363
 Kookmin Bank (BANK) .............................        17,263           232
 Kookmin Credit Card Co. (LEND) ..................         2,020            58
 Korea Electric Power Corp. (UTIE) ...............         7,850           146
 Korea Electric Power Corp. - ADR (UTIE) .........         1,950            19
 Korea Telecom Corp.* (TELS) .....................         6,850           274
 Korea Telecom Corp. -ADR* (TELS) ................        11,900           262
 Korea Telecom Freetel* (TELS) ...................         1,540            44
 LG Construction Co. (CONS) ......................         6,920            58
 LG Household & health (HEAL) ....................         2,610            59
 Pohang Iron & Steel Co., Ltd. (STEE) ............         3,730           298
 Samsung Electro-Mechanics Co. (ETRN) ............           840            30
 Samsung Electronics (ETRN) ......................         4,900           723
 Samsung Securities Co., Ltd. (FUND) .............         4,300           122
 Shinhan Bank (BANK) .............................        22,930           235
 SK Telecom Co., Ltd. (TELS) .....................         2,450           361
 Tongyang Cement Co. (CONS) ......................         1,850            32
                                                                       -------
                                                                         3,885

Taiwan - 11.2%
 Ambit Microsystems Corp. (COMP) .................        15,600            65
 Ase Test, Ltd. 8 (ETRN) .........................         3,300            42
 Asustek Computer (COMP) .........................        43,750           185
 Bank Sinopac* (BANK) ............................       121,000            56
 Cathay Life Insurance (INSU) ....................        32,000            39
 China Steel Corp. (STEE) ........................       158,000           158
 China Unicom, Ltd. (TELS) .......................           300             5
 Chinatrust Commercial Bank (BANK) ...............       212,000           148
 Compal Electronics Inc. (COMP) ..................        20,750            22
 Delta Electronics Inc. (ETRN) ...................        66,000           163
 Elan Microelectronics Corp (ETRN) ...............        17,000            33
 Far East Textile (DIOP) .........................        44,000            25
 Far Eastern Textile, Ltd. - GDR* (APPA) .........         2,848            16
 Faraday Tech (ETRN) .............................         4,000            32
 Formosa Chemical & Fibre (CHEM) .................        88,560            62
 Fubon Insurance Co. (INSU) ......................        95,000            79
 Hon Hai Precision Insustry Co.,Ltd.  Cl.
  G* (ETRN) ......................................        36,000           189

 Hon Hai Precision Industry Co.,Ltd. - GDR (ETRN).         8,990           110
 Macronix International Co.,Ltd.* (COMP) .........         8,100             9
 Nan Ya Plastic Corp. (CHEM) .....................        25,000            25
 President Chain Store Corp. (RETS) ..............        29,000            63
 Quanta Computer, Inc. (COMP) ....................        40,000           136
 Realtek Semiconductor Corp.(ETRN) ...............         6,000            27
 Siliconware Precision (SOFT) ....................       102,000            58
 Sunplus Technology (TELE) .......................         7,000            30
 Taipei Bank (BANK) ..............................       105,000            57
 Taishin International Bank (BANK) ...............       102,000            46
 Taiwan Cellular Corp.* (TELS) ...................        50,168            65
 Taiwan Semiconductor (ETRN) .....................       345,800           643
 Taiwan Semiconductor Manufacturing Co., Ltd.
  - ADR (ETRN) ...................................         2,887            44

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Taiwan - Continued
 Uni-President Enterprises Co.* (FOOD) ...........       100,000       $    42
 United Microelectronics Corp. (COMP) ............       245,000           325
 Winbond Electronic (ETRN) .......................        88,675            74
 Winbond Electronics Corp. - GDR* (ETRN) .........           982             8
                                                                       -------
                                                                         3,081

Thailand - 1.6%
 Advanced Info Service Public Co., Ltd. (TELS) ...        16,300           174
 BEC World Public Co.,Ltd. (MEDI) ................        15,900            78
 Delta Electronics (Thailand) Public Co., Ltd.
  (ETRN) .........................................        18,622            90
 Shin Corp. Public Co., Ltd. (COMP) ..............        15,800            60
 Thai Farmers Bank Public Co., Ltd. (BANK) .......        86,400            38
                                                                       -------
                                                                           440

Turkey - 2.6%
 Akbank T.A.S. (BANK) ............................    12,176,000            51
 Aksigorta (INSU) ................................     3,417,000            27
 Anadolu Efes Biracilik ve Malt Sanayii A.S.
  (FOOD) .........................................     1,175,995            45
 Migros Turk T.A.S. (RETF) .......................       466,000            29
 Netas Northern Electric Telekomunikasyon A.S.
  (TELS) .........................................     1,369,639            56
 Tupras-Turkiye Petrol Rafinerileri A.S. (OILX) ..     3,684,000            94
 Turkcell Iletisim Hizmetleri A.S. (TELS) ........         4,735            13
 Turkiye Garanti Bankasi AS (BANK) ...............     7,124,000            36
 Vestel Elektronik Sanayi ve Ticaret A.S. (ETRN) .    21,836,620            53
 Yapi ve Kredi Bankasi AS (BANK) .................   100,949,567           314
 Yapi ve Kredi Bankasi A.S. - GDR* (BANK) ........         1,568             5
                                                                       -------
                                                                           723

United Kingdom - 1.7%
 Anglo American PLC (META) .......................        18,537           278
 Dimension Data Holdings PLC (SOFT) ..............        13,588            52
 DSP Group, Inc. (ETRN) ..........................         1,500            32
 Old Mutual PLC (OILX) ...........................         9,700            22
 South African Breweries PLC* (FOOD) .............         9,853            75
                                                                       -------
                                                                           459

United States - 0.5%
 Zoran Corp. *(ETRN) .............................         4,805           143
                                                                       -------
                               TOTAL COMMON STOCK-          90.1%       24,890
                                                                       -------

PREFERRED STOCK

Brazil - 5.4%
 Banco Itau SA (BANK) ............................     2,401,969           210
 Brasil Telecom SA (TELS) ........................    21,169,819           125
 Celular CRT Participacoes *(TELS) ...............     1,039,321           430
 Centrais Electricas Brasileires SA - Cl. B (UTIE)     2,581,000            30
 Compahnia de Bebidas das Americas* (FOOD) .......        34,000             8
 Companhia Energetica de Minas Gerais (UTIE) .....     4,944,400            59
 Companhia Vale do Rio Doce -Cl.A*(META) .........        13,797           314
 Embratel Participacoes SA (UTIT) ................     8,459,000            65
 Petroleo Brasileiro SA - Petrobras (OILS) .......         4,201            98
 Tele Celular Sul Participacoes SA (TELS) ........     5,894,000            12
 Tele Centro Sul Participacoes SA (UTIT) .........     9,565,000            80
 Tele Norte Leste Participacoes SA (UTIT) ........       845,000            13
 Telemig Celular Participacoes SA (TELS) .........    10,962,227            23
 Telesp Celular Participacoes SA* (TELS) .........     5,365,286            33
                                                                       -------
                                                                         1,500

South Korea - 0.3%
 Samsung Electronics (ETRN) ......................         1,100            68
                                                                       -------
                            TOTAL PREFERRED STOCK-           5.7%        1,568
                                                                       -------
                                                          Par
                                                         Value
                                                        (000's)

SHORT-TERM INVESTMENTS - 4.0%

 Investments in joint
  trading accounts
   3.97% due 07/02/01 ............................   $     1,094         1,094
                                                     -----------     ---------
                                TOTAL INVESTMENTS-          99.8%       27,552
                   Other Assets & Liabilities, Net           0.2%           54
                                                     -----------     ---------
                                       NET ASSETS-         100.0%    $  27,606
                                                     ===========     =========

ADR- American Depository Receipts.
GDR- Global Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                        Market       % of
                                           Industry      Value     Long-Term
            Industry                     Abbreviation   (000s)    Investments

Telecommunication Services .........         TELS      $ 4,890       18.5%
Bank ...............................         BANK        2,711       10.2
Electronic Products & Services .....         ETRN        2,563        9.7
Food, Beverage & Tobacco ...........         FOOD        1,352        5.1
Telephone ..........................         UTIT        1,264        4.8
Electric Power .....................         UTIE        1,143        4.3
Metals & Mining ....................         META        1,114        4.2
Oil & Natural Gas Exploration &
 Production ........................         OILX        1,088        4.1
Financial Services .................         FINL          955        3.6
Computer Equipment .................         COMP          870        3.3
Computer Software & Services .......         SOFT          833        3.1
Health Care Products ...............         HEAL          775        2.9
Oil ................................         OILS          758        2.9
Diversified Operations .............         DIOP          661        2.4
Automobile .........................         AUTO          628        2.4
Media - TV & Radio .................         MEDI          511        1.9
Steel ..............................         STEE          481        1.8
Insurance ..........................         INSU          473        1.8
Construction .......................         CONS          468        1.8
Consumer Miscellaneous .............         CNSU          415        1.6
Retail - Department Stores .........         RETS          345        1.3
Transportation Services ............         TRAN          281        1.1
Precious Metals/Gems/Stones ........         METP          259        1.0
Paper & Forest Products ............         PAPR          259        1.0
Personal & Commercial Lending ......         LEND          232        0.9
Media - Publishing .................         MEDP          159        0.6
Household Appliances & Furnishings .         APPL          154        0.6
Aerospace & Defense ................         AERO          133        0.5
Electrical Equipment ...............         ELEQ          126        0.5
Brokerage & Investment Management ..         FUND          122        0.5
Telecommunication Equipment ........         TELE           93        0.3
Chemical ...........................         CHEM           87        0.3
Real Estate Development ............         READ           58        0.2
Natural Gas Distribution ...........         UTIG           50        0.2
Cosmetic & Personal Care ...........         HNBA           29        0.1
Retail - Food ......................         RETF           29        0.1
Commercial Services ................         COMM           26        0.1
Leisure & Recreation ...............         LEIS           26        0.1
Energy - Alternative Sources .......         ENER           21        0.1
Shoe & Apparel Manufacturing .......         APPA           16        0.1
                                                       -------      -----
                                                       $26,458      100.0%
                                                       =======      =====

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK

Argentina - 0.2%
 Banco Frances SA (BANK) .........................        10,000            83
 GPO Finance Galicia (FINL) ......................        40,460            60
 IRSA Inversiones y Representaciones SA (READ) ...        29,022            46
 PC Holdings SA - Cl. B (FINL) ...................        53,132            72
 Siderca S.A.I.C. (STEE) .........................        35,000            68
                                                                       -------
                                                                           329

Australia - 2.8%
 AMP Diversified Property Trust (REIT) ...........       106,700           132
 AMP, Ltd. *(INSU) ...............................        28,800           323
 Aristocrat Leisure Limited (LEIS) ...............        18,500            67
 BHP, Inc.(DIOP) .................................        37,385           203
 Brambles Industries, Ltd. (DIOP) ................         7,200           176
 Broken Hill Proprietary Co., Ltd. (DIOP) ........        35,100           186
 Coles Myer, Ltd. (RETS) .........................        39,400           127
 CSL, Ltd. (HEAL) ................................         2,600            63
 CSR, Ltd. (CONS) ................................        37,900           137
 Foster's Brewing Group, Ltd. (FOOD) .............        70,100           196
 General Property Trust (REIT) ...................        53,300            76
 Lend Lease Corp. (FINL) .........................        13,200            85
 National Australia Bank, Ltd. (BANK) ............        30,600           547
 News Corp., Ltd. (MEDI) .........................        42,300           389
 Onesteel. Ltd. (STEE) ...........................         8,775             4
 Orica, Ltd. (DIOP) ..............................        15,500            35
 Pacific Dunlop, Ltd. (DIOP) .....................        59,000            25
 Paperlinx (PAPR) ................................         4,800            10
 QBE Insurance Group, Ltd. (INSU) ................        11,200            67
 Rio Tinto, Ltd. (METP) ..........................         6,900           120
 Santos, Ltd. (OILX) .............................        22,300            74
 Tabcorp Holdings, Ltd. (LEIS) ...................        16,400            79
 Telstra Corp., Ltd. (TELS) ......................       166,200           456
 Westfield Trust (REIT) ..........................        54,000            93
 Westpac Banking Corp., Ltd.(BANK) ...............        46,600           344
 WMC, Ltd. (DIOP) ................................        26,300           129
 Woolworth's, Ltd. (RETS) ........................        30,300           170
                                                                       -------
                                                                         4,313

Austria - 1.0%
 Austria Tabak AG (FOOD) .........................         3,700           259
 Austrian Airlines (TRAN) ........................         5,550            53
 BBAG Oesterreichische Brau Beteiligungs AG (FOOD)         2,150            79
 Bohler-Uddeholm AG (STEE) .......................         1,500            56
 BWT AG (POLL) ...................................         2,000            57
 EA-Generali AG (INSU) ...........................         1,050           135
 Flughafen Wien AG (TRAN) ........................         4,000           129
 Mayr-Melnhof Karton AG (PAPR) ...................         1,800            80
 Oesterreichische Elektrizitaetswirtschafts AG
  (UTIE) .........................................         3,900           324
 OMV AG (OILX) ...................................         3,000           252
 VA Technologie AG (ENGI) ........................         2,100            68
 Wienerberger Baustoffindustrie AG (CONS) ........         7,200           122
                                                                       -------
                                                                         1,614

Belgium - 1.6%
 Barco NV (ETRN) .................................           559            25
 BarcoNet NV* (ETRN) .............................         1,118             3
 Bekaert NV (METP) ...............................         1,390            50
 Colruyt NV (RETF) ...............................         1,870            63
 Compagnie Maritime Belge SA (TRAN) ..............         1,921           119
 D'Ieteren SA (AUTO) .............................           190            30
 Delhaize SA (RETF) ..............................         1,255            74
 Electrabel SA (UTIE) ............................         1,536           304
 Fortis (B) (INSU) ...............................        30,692           741
 GPE Bruxelles LAM (DIOP) ........................         5,094           286
 Heidelberger Zement AG (CONS) ...................         1,048
 KBC Bancassurance Holding NV (BANK) .............        10,840           386
 N.V. Union Miniere SA* (META) ...................         1,461            58
 Solvay SA (FINL) ................................         2,115           105
 UCB SA (HEAL) ...................................         4,800           167
                                                                       -------
                                                                         2,411

Brazil - 0.3%
 Centrais Electricas Brasileiras SA (UTIE) .......    10,577,000           135
 Companhia de Bebidas das Americas* (FOOD) .......       482,000           108
 Tele Norte Leste Participacoes SA (UTIT) ........    11,096,000           148
                                                                       -------
                                                                           391

Chile - 0.5%
 Banco Santiago SA - ADR (BANK) ..................         2,900            66
 Compania Cervecerias Unidas SA - ADR (FOOD) .....         3,900            86
 Compania de Telecomunicaciones de Chile SA
  (UTIT) .........................................         8,000           113
 Embotelladora Andina SA - ADR (FOOD) ............         6,100            82
 Empresa Nacional de Electricidad SA - ADR
  (UTIE) .........................................        10,100           114
 Enersis SA - ADR (UTIE) .........................         3,700            56
 Laboratorio Chile SA - ADR (HEAL) ...............         5,700           142
 Madeco SA - ADR (META) ..........................        13,000            63
                                                                       -------
                                                                           722

China - 0.1%
 Huaneng Power International, Inc. - ADR*
  (UTIE) ........................................          3,700            89

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Czech Republic - 0.2%
 Ceska Sporitelna AS (BANK) ......................         9,500            63
 Ceske Energeticke Zavody AS -(UTIE) .............        21,600            48
 Komercni Banka AS (BANK) ........................         2,200            60
 SPT Telecom AS (TELS) ...........................         6,300            57
                                                                       -------
                                                                           228

Denmark - 1.2%
 A/S Dampskibsselskabet Svendborg - Cl. B (TRAN) .            27           243
 Dampskibsselskabet AF 1912 - Cl. B (TRAN) .......            40           278
 Danisco A/S (FOOD) ..............................         1,650            60
 Danske Bank (BANK) ..............................        11,500           207
 ISS A/S (COMM) ..................................         1,650            97
 Novo Nordisk AS (HEAL) ..........................        11,750           520
 Novozymes A/S - Ser. B* (OILX) ..................         2,350            49
 Tele Danmark A/S (TELS) .........................         6,550           236
 Vestas Wind Systems AS (ENER) ...................         2,500           117
                                                                       -------
                                                                         1,807

Finland - 0.4%
 Nokia Oyj (TELE) ................................        22,000           499
 Sampo Insurance Co. PLC (INSU) ..................         4,700            40
 Sonera Oyj (TELS) ...............................         5,432            42
 UPM-Kymmene Corp.* (PAPR) .......................         2,100            60
                                                                       -------
                                                                           641

France - 8.4%
 Accor SA (LEIS) .................................         4,890           207
 Air Liquide (CHEM) ..............................         1,306           188
 Alcatel (TELE) ..................................        18,887           395
 AXA SA (INSU) ...................................        25,968           741
 Banque Nationale de Paris (BANK) ................         6,348           553
 Bouygues SA (CONS) ..............................         6,110           207
 Cap Gemini SA (COMM) ............................         1,622           118
 Carrefour SA (RETF) .............................        11,715           620
 Casino Guichard-Perrachon SA (RETF) .............         2,053           173
 Club Mediterranee SA (LEIS) .....................           838            46
 Compagnie de St. Gobain (CONS) ..................         1,572           214
 Dassault Systemes SA (SOFT) .....................         1,995            77
 Eridania Beghin-Say SA (FOOD) ...................            98             8
 Essilor International SA (HEAL) .................           188            54
 France Telecom (TELS) ...........................        16,363           781
 Groupe Danone (FOOD) ............................         1,897           261
 Imercys (CONS) ..................................           794            79
 L'Oreal SA (HNBA) ...............................         9,987           645
 Lafarge SA (CONS) ...............................         2,526           216
 Lagardere S.C.A. (DIOP) .........................         2,436           115
 LVMH (Louis Vuitton Moet Hennessy)(FOOD) ........         7,719           389
 Michelin (PART) .................................         1,649            52
 Pernod Ricard (FOOD) ............................         1,441           101
 Pinault-Printemps-Redoute SA (RETS) .............         1,891           274
 PSA Peugeot Citroen (AUTO) ......................           818           222
 Rhone-Poulenc SA (BANK) .........................        11,637           930
 Sagem SA (ETRN) .................................           627            31
 Sanofi-Synthelabo SA* (HEAL) ....................        12,280           806
 Schneider SA (MACH) .............................         2,599           144
 Societe BIC SA (COMM) ...........................         1,234            45
 Societe Eurafrance SA (FINL) ....................         1,026            60
 Societe Generale - Cl. A (BANK) .................         6,189           367
 STMicroelectronics (ETRN) .......................        14,283           496
 Suez Lyonnaise des Faux (FOOD) ..................        19,520           629
 Thomson CFS (ETRN) ..............................         3,072           111
 Total Fina SA - Cl. B (OILX) ....................        11,680         1,637
 Unibail SA (REAL) ...............................         2,100           114
 Usinor SA (STEE) ................................         3,397            36
 Valeo SA (PART) .................................         1,712            69
 Vivendi Universal SA (DIOP) .....................        15,051           878
                                                                       -------
                                                                        13,089

Germany - 12.7%
 Adidas-Salomon AG (APPA) ........................         1,920           118
 Allianz AG - Reg. (INSU) ........................         7,680         2,244
 BASF AG (CHEM) ..................................        18,710           739
 Bayer AG (CHEM) .................................        21,930           861
 Bayerische Vereinsbank AG (BANK) ................        16,522           818
 Beiersdorf AG (HNBA) ............................         2,220           232
 Continental AG (PART) ...........................         1,100            15
 DaimlerChrysler AG (AUTO) .......................        30,799         1,416
 Deutsche Bank AG (BANK) .........................        19,000         1,363
 Deutsche Telekom AG (UTIT) ......................        90,590         2,067
 Douglas Holding AG (HNBA) .......................         1,090            29
 Dresdner Bank AG (BANK) .........................        17,210           787
 E.On AG (DIOP) ..................................        23,048         1,210
 Fresenius Medical Care AG (HEAL) ................         2,350           165
 Heidelberg Zement *(CONS) .......................         2,528           109
 Hochtief AG (CONS) ..............................         3,810            64
 Kamps AG (FOOD) .................................         2,666            24
 Karstadt AG (RETS) ..............................         4,100           122
 Linde AG (ENGI) .................................         3,300           140
 Lufthansa AG (TRAN) .............................         9,730           153
 MAN AG (DIOP) ...................................         4,400            94
 Merck KGAA (HEAL) ...............................         6,110           213
 Metro AG* (RETS) ................................         9,200           344
 Muenchener
  Rueckversicherungs-Gesellschaft AG -
  Reg. (INSU) ....................................         5,410         1,509
 Preussag AG (DIOP) ..............................         6,400           194
 RWE AG (UTIE) ...................................        14,500           577
 SAP AG (SOFT) ...................................         9,880         1,372
 Schering AG (HEAL) ..............................         4,890           257
 SGL Carbon AG (CHEM) ............................         1,190            42
 Siemens AG (DIOP) ...............................        27,540         1,692
 Thyssen Krupp AG (CONS) .........................        15,660           206
 Volkswagen AG (AUTO) ............................        10,119           476

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Germany - Continued
 WCM Beteiligungs-und Grundbesitz AG (DIOP) ......         9,509           102
                                                                       -------
                                                                        19,754

Greece - 0.1%
 Alpha Credit Bank (BANK) ........................           190             4
 Commercial Bank of Greece (BANK) ................           389            14
 EFG Eurobank* (BANK) ............................         3,211            41
 Hellenic Bottling Co. SA (FOOD) .................            63             1
 Hellenic Telecommunication Organization SA
  (TELS) .........................................         2,254            29
 Intracom SA (TELE) ..............................         1,062            15
 Titan Cement Co. SA (CONS) ......................         1,400            46
                                                                       -------
                                                                           150

Hong Kong - 1.6%
 Beijing Datang Power Generation Co.,
  Ltd. (UTIE) ....................................       287,000            97
 Cathay Pacific Airways (TRAN) ...................        32,000            43
 China Southern Airlines Co., Ltd.* (TRAN) .......       225,000            70
 China Telecom (Hong Kong), Ltd. (TELS) ..........       107,000           564
 CLP Holdings, Ltd. (UTIE) .......................        30,600           129
 Guangshen Railway Co., Ltd. (TRAN) ..............       395,000            72
 Hang Seng Bank, Ltd. (BANK) .....................        22,700           233
 Henderson Land Development Co., Ltd. (READ) .....        22,000            97
 HSBC Holdings PLC (BANK) ........................         8,900           105
 Hutchison Whampoa, Ltd. (COMM) ..................        28,500           288
 Legend Holdings (COMP) ..........................       122,000            68
 Li & Fung, Ltd. (COMM) ..........................        36,000            59
 New World Development Co., Ltd. (READ) ..........        48,000            58
 Pacific Century Cyberworks, Ltd.* (TELE) ........       202,380            58
 Sun Hung Kai Properties, Ltd. (REIT) ............        31,000           279
 Swire Pacific, Ltd. - Cl. A (DIOP) ..............        23,500           122
 Wharf (Holdings), Ltd. (DIOP) ...................        44,000            92
                                                                       -------
                                                                         2,434

Hungary - 0.3%
 Danubius Hotel and Spa Rt. (LEIS) ...............         3,600            49
 Gedeon Richter Rt. (HEAL) .......................           900            50
 Magyar Tavkozlesi Rt. (UTIT) ....................        36,200           106
 MOL Magyar Olaj-es Gazipari Rt. (OILX) ..........         7,500           107
 OTP Bank Rt. (BANK) .............................         2,300           120
                                                                       -------
                                                                           432

India - 0.7%
 Bajaj Auto, Ltd. - GDR (AUTO) ...................        14,300            88
 EIH, Ltd. - GDR (REAL) ..........................         9,000            51
 Grasim Industries, Ltd. - GDR (DIOP) ............         7,100            55
 Gujarat Ambuja Cements, Ltd. - GDR (CONS) .......        23,800            91
 Hindalco Industries, Ltd. - GDR (META) ..........         4,900            95
 Indian Hotels Co., Ltd. - GDR (REAL) ............        16,700            92
 ITC, Ltd. - GDR *(FOOD) .........................        10,900           196
 Larsen & Toubro, Ltd. - GDR (DIOP) ..............        13,500           135
 Ranbaxy Laboratories, Ltd. - GDR (HEAL) .........         5,700            63
 Reliance Industries, Ltd. - GDR* (CHEM) .........        13,100           204
 Tata Engineering and Locomotive Co., Ltd. - GDR
  (AUTO) .........................................        34,600            50
                                                                       -------
                                                                         1,120

Ireland - 0.7%
 Allied Irish Banks PLC (BANK) ...................        26,800           300
 CRH PLC (CONS) ..................................        13,300           223
 Eircom PLC* (TELS) ..............................        69,432            76
 Greencore Group PLC (FOOD) ......................        26,000            56
 Irish Life & Permanent PLC (FINL) ...............         9,553           112
 Jefferson Smurfit Group PLC (CONT) ..............        47,000            87
 Kerry Group PLC (FOOD) ..........................         8,400            96
 Ryanair Holdings PLC* (TRAN) ....................        11,421           119
                                                                       -------
                                                                         1,069

Israel - 0.6%
 Bank Hapoalim (BANK) ............................        43,700           107
 Bezeq Israeli Telecommunication Corp.,
  Ltd. (UTIT) ....................................        84,900           127
 Check Point Software Technologies, Ltd. *(SOFT) .         4,200           212
 IDB Holding Corp., Ltd. (FUND) ..................         5,700           156
 Industrial Building Corp. (CONS) ................        45,100            60
 Makteshim-Agan Industries, Ltd.* (CHEM) .........        26,900            55
 Teva pharmaceutical Industries, Ltd. (HEAL) .....         2,900           182
                                                                       -------
                                                                           899

Italy - 7.2%
 Alitalia SpA (TRAN) .............................        60,000            73
 Assicurazioni Generali (INSU) ...................        43,382         1,305
 Autogrill SpA (RETF) ............................        10,001           108
 Banca Di Roma (BANK) ............................        15,000            46
 Banca Intesa SpA (BANK) .........................       178,800           632
 Banca Intesa SpA (BANK) .........................        37,400            86
 Banca Popolare di Milano (BANK) .................        18,100            71
 Benetton Group SPA (RETS) .......................        10,397           140
 Bulgari SpA (RETS) ..............................         8,900            93

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Italy - Continued
 Enel SpA* (UTIE) ................................       248,583       $   760
 ENI SpA (OILS) ..................................       135,900         1,658
 Fiat SpA (AUTO) .................................        13,040           255
 Fiat SpA (AUTO) .................................         2,310            30
 Fiat SpA - RNC (AUTO) ...........................           720             9
 Italcementi SpA (CONS) ..........................        10,920            86
 Italgas (UTIG) ..................................        12,650           111
 La Rinascente SpA (CONS) ........................        10,500            45
 Mediaset SpA (MEDI) .............................        44,200           372
 Mediobanca SpA (FUND) ...........................        24,000           257
 Mondadori (Arnoldo) Editore SpA (MEDP) ..........        10,800            77
 Parmalat Finanziaria SpA (FOOD) .................        40,352           108
 Pirelli SpA (DIOP) ..............................        71,100           198
 Riunione Adriatica di Sicorta SpA (INSU) ........        22,129           272
 Riunione Adriatica di Sicorta SpA - RNC (INSU) ..         2,920            27
 SAI SpA (INSU) ..................................         4,300            66
 San Paolo-IMI SpA (BANK) ........................        56,097           720
 Sirti SpA (TELE) ................................        11,100            14
 Telecom Italia Mobile SpA (TELS) ................       240,100         1,225
 Telecom Italia Mobile SpA - RNC (TELS) ..........        48,200           153
 Telecom Italia SpA (TELS) .......................       131,500         1,181
 Telecom Italia SpA - RNC (TELS) .................        47,300           226
 UniCredito Italiano SpA (BANK) ..................       184,100           791
                                                                       -------
                                                                        11,195

Japan - 28.5%
 77 Bank, Ltd. (BANK) ............................        18,000           102
 Acom Co., Ltd. (LEND) ...........................         3,800           335
 Ajinomoto Co., Inc. (FOOD) ......................        18,000           193
 Alps Electric Co. (ETRN) ........................         6,000            56
 Amada Co., Ltd (MACH) ...........................        13,000            66
 Asahi Bank, Ltd. (BANK) .........................        73,000           158
 Asahi Breweries, Ltd. (FOOD) ....................        13,000           146
 Asahi Chemical Industry Co., Ltd. (CHEM) ........        39,000           164
 Asahi Glass Co., Ltd. (APPL) ....................        36,000           299
 Bank of Yokohama, Ltd. (BANK) ...................        22,000            90
 Benesse Corp. (COMM) ............................         2,600            82
 Bridgestone Corp. (PART) ........................        21,000           220
 Canon, Inc. (COMM) ..............................        22,000           889
 Casio Computer Co. (ETRN) .......................         9,000            52
 Central Japan Railway Co. (TRAN) ................            61           379
 Chugai Pharmaceutical Co., Ltd. (HEAL) ..........         4,000            61
 Citizen Watch Co., Ltd. (RETS) ..................        10,000            61
 Cosmo Oil Co., Ltd. (OILX) ......................        19,000            47
 Credit Saison Co., Ltd. (FINL) ..................         5,600           136
 CSK Corp. (SOFT) ................................         3,200           100
 Dai-Ichi Pharmaceutical Co., Ltd. (HEAL) ........         7,000           162
 Dai-Nippon Ink & Chemicals, Inc. (CHEM) .........        28,000            79
 Dai-Nippon Printng Co., Ltd. (COMM) .............        19,000           232
 Daicel Chemical Industries, Ltd. (CHEM) .........        16,000            56
 Dainippon Screen Manufacturing Co., Ltd. (ELEQ) .        11,000            46
 Daito Trust Construction Co., Ltd. (REAL) .......         3,600            61
 Daiwa House Industry Co., Ltd. (HOUS) ...........        17,000           133
 Daiwa Securities Group, Inc. (FUND) .............        33,000           345
 Denso Corp. (ETRN) ..............................        19,000           363
 East Japan Railway Co. (TRAN) ...................           104           600
 Ebara Corp. (MACH) ..............................         9,000            74
 Eisai Co., Ltd. (HEAL) ..........................         9,000           202
 Fanuc, Ltd. (ELEQ) ..............................         6,300           314
 FUJI Machine Manufacturing Co., Ltd. (MACH) .....         1,000            18
 Fuji Photo Film (LEIS) ..........................        13,000           561
 Fuji Soft ABC, Inc. (SOFT) ......................         1,000            59
 Fujikura (ELEQ) .................................        11,000            67
 Fujitsu, Ltd. (ELEQ) ............................        51,000           536
 Furukawa Electric Co. (TELE) ....................        16,000           128
 Hankyu Corp. (TRAN) .............................        10,000            33
 Hirose Electric Co., Ltd. (ETRN) ................         1,200            91
 Hitachi, Ltd. (ETRN) ............................        83,000           815
 Honda Motor Co. (AUTO) ..........................        24,000         1,055
 Hoya Corp. (ETRN) ...............................         3,000           190
 Isetan Co., Ltd. (RETS) .........................         7,000            74
 Ishikawajima-Harima Heavy Industries Co., Ltd.
  (DIOP) .........................................        28,000            69
 Ito-Yokado Co., Ltd. (RETS) .....................        11,000           507
 Itochu Corp. (DIOP) .............................        34,000           138
 Japan Energy Corp. (OILX) .......................        26,000            55
 Japan Tobacco, Inc. (FOOD) ......................            45           310
 Joyo Bank, Ltd. (BANK) ..........................        29,000            87
 Jusco Co., Ltd.* (RETS) .........................         8,000           176
 Kajima Corp. (CONS) .............................        35,000            89
 Kaneka Corp. (CHEM) .............................         5,000            45
 KAO Corp. (HNBA) ................................        16,000           398
 Kawasaki Heavy Industry, Ltd. (DIOP) ............        46,000            76
 Kawasaki Steel Corp. (STEE) .....................       100,000           119
 Keihin Electric Express Railway Co., Ltd. (TRAN).        17,000            74
 Kinden Corp. (ENGI) .............................        12,000            75
 Kinki Nippon Railway (TRAN) .....................        36,050           145
 Kirin Brewery Co. (FOOD) ........................        21,000           179
 Kokuyo Co. (COMM) ...............................         6,000            63
 Komatsu, Ltd. (MACH) ............................        30,000           138
 Komori Corp. (MACH) .............................         4,000            55
 Konami Co., Ltd. (COMP) .........................         3,700           169

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Japan - Continued
 Konica Corp. (LEIS) .............................        11,000        $   81
 Kubota Corp. (MACH) .............................        40,000           159
 Kuraray Co., Ltd. (APPA) ........................        10,000            74
 Kurita Water Industries, Ltd. (POLL) ............         4,000            55
 Kyocera Corp. (ETRN) ............................         4,700           415
 Kyowa Hakko Kogyo Co., Ltd. (HEAL) ..............         9,000            60
 Makita Corp. (CNSU) .............................         8,000            50
 Marubeni Corp. (DIOP) ...........................        31,000            60
 Marui Co., Ltd. (RETS) ..........................        13,000           188
 Matsushita Electric Industrial Co. (ETRN) .......        51,000           798
 Minebea Co., Ltd. (CHEM) ........................         4,000            26
 Mitsubishi Chemical Corp. (CHEM) ................        61,000           163
 Mitsubishi Corp. (DIOP) .........................        34,000           274
 Mitsubishi Electric Corp. (ETRN) ................        52,000           258
 Mitsubishi Estate Co., Ltd. (REAL) ..............        37,000           340
 Mitsubishi Heavy Industries, Ltd. (MACH) ........        87,000           397
 Mitsubishi Logistics Corp. (TRAN) ...............         7,000            64
 Mitsubishi Materials Corp. (PMET) ...............        39,000            83
 Mitsubishi Rayon Co., Ltd. (APPA) ...............        23,000            82
 Mitsubishi Tokyo Finance (FINL) .................           153         1,275
 Mitsui & Co., Ltd. (DIOP) .......................        31,000           209
 Mitsui Fudosan Co., Ltd. (REAL) .................        24,000           259
 Mitsui Marine & Fire Insurance Co., Ltd.
  (INSU) .........................................        14,000            72
 Mitsui Mining & Smelting Co., Ltd. (META) .......        17,000            75
 Mitsukoshi, Ltd. (RETS) .........................        14,000            58
 Mizuho Holdings, Inc.* (BANK) ...................           160           744
 Mori Seiki Co., Ltd. (MACH) .....................         5,000            41
 Murata Manufacturing Co., Ltd. (ETRN) ...........         6,100           405
 Mycal Corp. (RETS) ..............................        20,000            22
 NAMCO, Ltd. (LEIS) ..............................         3,800            68
 NEC Corp. (COMP) ................................        43,000           581
 NGK Insulators (ETRN) ...........................        11,000            97
 NGK Spark Plug Co. (PART) .......................         7,000            66
 Nidec Corp. (MACH) ..............................         2,000           104
 Nikon Corp. (LEIS) ..............................        11,000           104
 Nintendo Corp., Ltd. (LEIS) .....................         3,500           637
 Nippon Comsys Corp. (ENGI) ......................         6,000            81
 Nippon Express Co., Ltd. (TRAN) .................        31,000           140
 Nippon Mitsubishi Oil Co., Ltd. (OILX) ..........        27,000           152
 Nippon Sheet Glass Co., Ltd. (DIOP) .............        14,000            82
 Nippon Steel Co. (STEE) .........................       133,000           202
 Nippon Telegraph & Telephone Corp. (UTIT) .......           315         1,642
 Nippon Unipac Holding, Co. *(PAPR) ..............            25           140
 Nippon Yusen Kabushiki Kaisha (TRAN) ............        40,000           158
 Nissan Motor Acceptance Corp. (FINL) ............        95,000           656
 Nitto Denko Corp. (ETRN) ........................         4,000           115
 Nomura Securities Co., Ltd. (FUND) ..............        42,000           805
 NSK, Ltd. (META) ................................        16,000            69
 NTN Corp. (METP) ................................        13,000            36
 Obayashi Corp. (CONS) ...........................        18,000            70
 Oji Paper Co. (PAPR) ............................        27,000           134
 Olympus Optical Co. (LEIS) ......................         9,000           144
 Omron Corp. (ETRN) ..............................         8,000           145
 Onward Kashiyama Co., Ltd. (APPA) ...............         7,000            76
 Oriental Land Co., Ltd. (LEIS) ..................         2,000           148
 Orix Corp. (FINL) ...............................         2,400           233
 Osaka Gas Co. (UTIG) ............................        65,000           210
 Pioneer Corp. (ETRN) ............................         4,000           122
 Promise Co., Ltd. (LEND) ........................         2,600           214
 Rohm Co., Ltd. (ETRN) ...........................         3,000           466
 Sankyo Co., Ltd. (HEAL) .........................        13,000           235
 Sanrio Co., Ltd. *(CNSU) ........................         3,000            39
 Sanyo Electric Co. (ETRN) .......................        42,000           265
 Secom Co. (ETRN) ................................         7,000           391
 Sega Enterprises (CNSU) .........................         4,300            76
 Sekisui Chemical Co. (CHEM) .....................        20,000            83
 Sekisui House, Ltd. (CONS) ......................        23,000           195
 Sharp Corp. (ETRN) ..............................        28,000           382
 Shimamura Co., Ltd. (RETS) ......................         1,000            52
 Shimano, Inc. (LEIS) ............................         5,000            74
 Shimizu Corp. (CONS) ............................        22,000            90
 Shin-Etsu Chemical Co. (CHEM) ...................         9,000           331
 Shionogi & Co., Ltd. (HEAL) .....................        12,000           250
 Shiseido Co., Ltd. (CHEM) .......................        14,000           131
 Shizuoka Bank, Ltd. (BANK) ......................        19,000           159
 Showa Shell Sekiyu K.K. (OILX) ..................        12,000            70
 Skylark Co., Ltd. (FOOD) ........................         3,000            85
 SMC Corp. (MACH) ................................         2,000           214
 Softbank Corp. (SOFT) ...........................         8,500           279
 Sony Corp. (ETRN) ...............................        22,300         1,466
 Sumitomo Bank (BANK) ............................       136,000         1,123
 Sumitomo Chemical Co. (CHEM) ....................        44,000           199
 Sumitomo Corp. (DIOP) ...........................        22,000           154
 Sumitomo Electric Industries (TELE) .............        19,000           215
 Sumitomo Heavy Industry (MACH) ..................        31,000            43
 Sumitomo Marine & Fire Insurance Co., Ltd. (INSU)        15,000            84
 Sumitomo Metal Industries (STEE) ................       102,000            61
 Sumitomo Metal Mining Co. (PMET) ................        17,000            79
 Taisho Pharmaceutical Co., Ltd. (HEAL) ..........        10,000           188
 Taiyo Yuden Co., Ltd. (ELEQ) ....................         4,000           106
 Takara Shuzo Co., Ltd. (FOOD) ...................         4,000            53
 Takashimaya Co. (RETS) ..........................        12,000            84
 Takeda Chemical Industries (HEAL) ...............        23,000         1,070
 Takefuji Corp. (LEND) ...........................         5,000           454
 Teijin, Ltd. (APPA) .............................        27,000           152

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Japan - Continued
 Teikoku Oil Co., Ltd. (OILX) ....................        15,000          $ 74
 Terumo Corp. (HEAL) .............................         4,000            73
 The Bank of Fukuoka, Ltd. (BANK) ................         8,000            36
 The Chuo Mitsui Trust and Banking Co., Ltd.
  (BANK) .........................................        17,000            30
 The Daiwa Bank, Ltd. (BANK) .....................        52,000            68
 Tobu Railway Co., Ltd. (TRAN) ...................        29,000            93
 Toho Co., Ltd. (MEDI) ...........................         1,200           143
 Tohoku Electric Power (UTIE) ....................         9,100           148
 Tokio Marine & Fire Insurance Co. (INSU) ........        37,000           346
 Tokyo Broadcasting (MEDI) .......................         4,000            77
 Tokyo Electric Power (UTIE) .....................        32,600           844
 Tokyo Electron, Ltd. (ETRN) .....................         4,500           272
 Tokyo Gas Co. (OILX) ............................        27,000            82
 Tokyu Corp. (TRAN) ..............................        26,000           142
 Toppan Printing Co. (CNSU) ......................        20,000           206
 Toray Industries, Inc. (APPA) ...................        33,000           132
 Toshiba Corp. (ETRN) ............................        78,000           412
 Tostem Corp. (CONS) .............................         8,000           131
 Toto, Ltd. (APPL) ...............................        13,000            91
 Toyo Seikan Kaisha, Ltd. (CONT) .................         8,000           115
 Toyota Motor Corp. (AUTO) .......................        88,300         3,108
 Trans Cosmos, Inc. (SOFT) .......................           700            28
 UFJ Holdings, Inc. (FINL) .......................             1             5
 Uni-Charm Corp. (PAPR) ..........................         3,000            97
 UNY Co., Ltd. (RETS) ............................         8,000            82
 Wacoal Corp. (APPA) .............................         8,000            86
 World Co., Ltd. (APPA) ..........................         1,400            45
 Yamaha Corp. (LEIS) .............................         6,000            60
 Yamanouchi Pharmaceutical Co., Ltd. (HEAL) ......        10,000           281
 Yamato Transport Co., Ltd. (TRAN) ...............        12,000           252
 Yokogawa Electric (ETRN) ........................         8,000            71
                                                                       -------
                                                                        44,143

Malaysia - 0.7%
 Berjaya Sports Toto Berhad (LEIS) ...............        47,000            48
 Commerce Asset Holdings (BANK) ..................        40,000            63
 Gamuda Berhad (CONS) ............................        52,000            53
 IJM Corporation Berhad (CONS) ...................        49,000            45
 Magnum Corp. Berhad (LEIS) ......................       158,000            58
 Malayan Banking Berhad (BANK) ...................        48,000           130
 Malaysia International Shipping Berhad (TRAN) ...        61,000           109
 Public Bank Berhad (FINL) .......................        75,400            52
 Resorts World Berhad (LEIS) .....................        35,000            47
 RHB Capital Berhad (BANK) .......................        63,000            33
 Sime Darby Berhad (FINL) ........................        68,000            71
 Telekom Malaysia Berhad (TELS) ..................        60,000           139
 Tenaga Nasional Berhad (UTIE) ...................        61,000           140
 YTL Corp., Berhad (DIOP) ........................        65,000            65
                                                                       -------
                                                                         1,053

Mexico - 1.3%
 Cemex SA de CV - CPO*(CONS) .....................        27,000           144
 Cifra SA de CV - Ser. V (RETS) ..................        90,000           245
 Fomento Economico Mexicano SA de CV (FOOD) ......        20,000            85
 Grupo Carso SA de CV - Ser. A1 (DIOP) ...........        24,000            71
 Grupo Financiero Banamex Accival, SA de CV (FINL)       105,000           272
 Grupo Financiero Bancomer SA de CV - Cl. O (FINL)       157,000           156
 Grupo Modelo SA de CV - Ser. C (FOOD) ...........        62,000           167
 Grupo Televisa SA* (MEDI) .......................        60,000           119
 Kimberly-Clark de Mexico SA de CV (PAPR) ........        47,000           139
 Nuevo Grupo Mexico (META) .......................        18,000            47
 Telephonos de Mexico SA - Ser. L (UTIT) .........       326,000           572
 Wal-Mart de Mexico SA de CV - Ser. C (RETS) .....        25,000            61
                                                                       -------
                                                                         2,078

Netherlands - 2.8%
 ABN Amro Holding NV (BANK) ......................        18,400           346
 Aegon NV (INSU) .................................        14,500           409
 Akzo Nobel NV (CHEM) ............................         3,850           163
 ASM Lithography Holding NV (COMP) ...............         5,900           132
 Elsevier NV (MEDP) ..............................        10,500           131
 Heineken NV EUR2 (FOOD) .........................         5,468           221
 ING Groep NV (BANK) .............................         8,500           556
 Koninklijke Ahold NV (RETF) .....................         7,000           220
 Koninklijke KPN NV (TELS) .......................        11,420            65
 Koninklijke (Royal) Philips Electronics N.V.
  (ETRN) .........................................        13,656           362
 Royal Dutch Petroleum Co. (OILS) ................        21,250         1,224
 TNT Post Group NV (TRAN) ........................         5,610           117
 Unilever NV - CVA (CNSU) ........................         5,819           349
 Wolters Kluwer NV - CVA (MEDP) ..................         4,400           118
                                                                       -------
                                                                         4,413

New Zealand - 0.4%
 Carter Holt Harvey, Ltd. (PAPR) .................        75,200            52
 Contact Energy, Ltd. (UTIE) .....................        62,600            76
 Fisher & Paykel Industries, Inc. (APPL) .........        23,000           110
 Fletcher Building (CONS) ........................        73,900            71
 Telecom Corp. of New Zealand, Ltd. (TELS) .......       111,100           253
 The Warehouse Group, Ltd. (RETS) ................        29,000            64
                                                                       -------
                                                                           626

Norway - 1.2%
 Bergesen d.y. ASA - Cl. A (TRAN) ................         4,300            79

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Norway - Continued
 Den Norske Bank (BANK) ..........................        43,960         $ 191
 Elkem ASA (META) ................................         4,400            73
 Kvaerner PLC (CONS) .............................         7,600            53
 Merkantildata ASA (SOFT) ........................         9,800            16
 Norsk Hydro ASA (DIOP) ..........................        11,140           472
 Norske Skogindustrier ASA - Cl. A (PAPR) ........         7,600           115
 Orkla ASA (DIOP) ................................        23,420           424
 Petroleum Geo-Services ASA (OILX) ...............         6,240            63
 Smedvig (OILS) ..................................         7,000            64
 Smedvig ASA - B Shares (OILS) ...................         7,600            61
 Storebrand ASA (INSU) ...........................        16,140           115
 Tomra Systems ASA (POLL) ........................        11,200           177
                                                                       -------
                                                                         1,903

Philippines - 0.1%
 Ayala Land, Inc. (READ) .........................        36,460             4
 Metropolitan Bank & Trust Co. (BANK) ............        13,090            50
 Petron Corp. (OILS) .............................       468,400            20
 Philippine Long Distance Telephone Co. (UTIT) ...         3,200            44
 SM Prime Holdings, Inc. (READ) ..................       545,000            65
                                                                       -------
                                                                           183

Portugal - 0.5%
 Banco Comercial Portgues, SA (BANK) .............        33,000           123
 BPI-SGPS, SA - Registered Shares (FUND) .........        32,490            76
 Brisa-Auto Estradas de Portugal, SA (CONS) ......         8,375            71
 Electricidade de Portugal, SA (UTIE) ............        67,500           161
 Jeronimo Martins, SGPS, SA (RETF) ...............         3,600            23
 Portugal Telecom, SA (TELS) .....................        46,000           321
 Sonae S.G.P.S., SA (RETS) .......................        87,600            64
                                                                       -------
                                                                           839

Singapore - 0.5%
 Brierley Investments, Ltd. (DIOP) ...............       147,650            41
 Chartered Semiconductor Manufacturing *(ETRN) ...        12,000            30
 City Developments, Ltd. (READ) ..................        29,000           112
 Cycle & Carriage, Ltd. (AUTO) ...................        14,000            25
 DBS Group Holdings, Ltd. (BANK) .................        17,000           125
 Oversea-Chinese Banking Corp., Ltd. (BANK) ......        16,000           104
 Singapore Airlines (TRAN) .......................        12,000            83
 Singapore Telecommunications, Ltd. (TELS) .......       114,000           119
 United Overseas Bank, Ltd. (BANK) ...............        13,448            85
                                                                       -------
                                                                           724

South Africa - 1.1%
 ABSA Group, Ltd. (BANK) .........................        24,600           116
 Anglo American Platinum Corp., Ltd. (PMET) ......         5,400           241
 Barlow, Ltd. (DIOP) .............................        11,700            87
 Dimension Data Holdings PLC (SOFT) ..............        28,883           110
 FirstRand, Ltd. (FINL) ..........................       164,400           176
 Foschini, Ltd.* (RETS) ..........................        37,100            32
 Impala Platinum Holdings, Ltd. (META) ...........         2,600           130
 Imperial Holdings, Ltd. (DIOP) ..................        10,091            85
 Investec Group, Ltd. (FUND) .....................         2,300            68
 Liberty Life Association of Africa, Ltd. (INSU) .        12,400            89
 M-Cell, Ltd. (TELS) .............................        40,200            92
 Nampak, Ltd. (CONT) .............................        25,500            37
 Nedcor, Ltd. (BANK) .............................         6,600           129
 Remgro, Ltd.* (DIOP) ............................        15,300           110
 Sappi, Ltd. (PAPR) ..............................        10,900            96
 Sasol, Ltd. (OILX) ..............................        12,800           117
                                                                       -------
                                                                         1,715

South Korea - 1.2%
 Cheil Jedang Corp. (FOOD) .......................         1,246            41
 Hyundai Motor Co., Ltd. (AUTO) ..................         6,490           141
 Kookmin Bank (BANK) .............................         8,310           111
 Korea Electric Power Corp. (UTIE) ...............        11,760           219
 Korea Telecom Corp.* (TELS) .....................           920            37
 LG Chemical (CHEM) ..............................         3,056            41
 LG Chemicals, Ltd. (CHEM) .......................           833             7
 LG Electronics (ETRN) ...........................         3,990            51
 LG Household & Health (HEAL) ....................           741            17
 Pohang Iron & Steel Co., Ltd. (STEE) ............         1,230            98
 Samsung Corp. (ETRN) ............................         6,120            35
 Samsung Display Devices Co. (ETRN) ..............         1,410            68
 Samsung Electro-Mechanics Co. (ETRN) ............         2,760            99
 Samsung Electronics (ETRN) ......................         3,190           471
 Samsung Fire & Marine Insurance (INSU) ..........         2,272            73
 Shinhan Bank (BANK) .............................         7,310            75
 SK Telecom Co., Ltd. (TELS) .....................         1,530           225
                                                                       -------
                                                                         1,809

Spain - 3.9%
 ACS, Actividades de Construccion y Servicios,
  S.A.* (CONS) ...................................         2,419            67
 Autopistas Concesionaria Espanola SA (TRAN) .....        13,503           123
 Banco Bilbao Vizcaya SA (BANK) ..................        90,135         1,167
 Banco Santander Central Hispano SA (BANK) .......       118,400         1,074
 Endesa SA (UTIE) ................................        28,100           449

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Spain - Continued
 Fomento de Construcciones y Contratas SA (CONS) .         4,600       $    88
 Gas Natural SDG SA - E Shares (UTIG) ............        13,800           223
 Grupo Dragados SA (CONS) ........................         8,400           106
 Iberdrola SA (UTIE) .............................        27,500           353
 Repsol SA (OILX) ................................        30,000           496
 Sociedad General de Aguas de Barcelona SA (FOOD)          8,484           117
 Sol Melia SA (LEIS) .............................         5,700            50
 Tabacalera SA - Cl. A (FOOD) ....................         7,714           110
 Telefonica SA (UTIT) ............................       103,779         1,280
 TelePizza SA* (RETF) ............................         7,559            14
 Union Electrica Fenosa SA (UTIE) ................        12,200           228
 Vallehermoso SA (READ) ..........................         8,700            55
 Zardoya Otis SA (MACH) ..........................         9,752            88
                                                                       -------
                                                                         6,088

Supra National - 0.0%
 Mahindra & Mahindra, Ltd. - GDR (AUTO) ..........        16,500            30

Sweden - 1.2%
 Drott AB - B Shares (REAL) ......................         8,300            87
 Hennes & Mauritz AB - B Shares (RETS) ...........        10,300           177
 NetCom Systems, Inc. - Cl. B (TELS) .............         1,732            56
 Nordic Baltic Holding AB (BANK) .................        34,928           199
 SANDVIK AB (MACH) ...............................         4,350            87
 Securitas AB - B Shares (COMM) ..................         8,250           144
 Skand Enskilda Banken - Cl. A (BANK) ............        10,200            97
 Skandia Forsakrings AB (INSU) ...................        13,900           128
 Skanska AB (CONS) ...............................         4,400            42
 Svenska Cellulosa AB - Cl. B (PAPR) .............         3,100            66
 Svenska Handelsbanken, Inc. - A Shares (BANK) ...         6,350            91
 Telefonaktiebolaget LM Ericsson AB*(TELE) .......        79,300           434
 Telia AB (TELS) .................................        17,050            86
 Volvo AB (AUTO) .................................         5,750            86
                                                                       -------
                                                                         1,780

Switzerland - 1.8%
 ABB, Ltd. *(ENGI) ...............................         8,672           131
 Adecco SA Reg. (COMM) ...........................           600            28
 Credit Suisse Group Reg. (BANK) .................         1,970           324
 Givaudan (HNBA) .................................            55            15
 Nestle SA Reg. (FOOD) ...........................         2,100           447
 Novartis AG Reg. (HEAL) .........................        15,200           550
 Roche Holdings AG (HEAL) ........................         5,500           406
 Schweizerische Rueckversicherungs-Gesellschaft
  (INSU) .........................................            30            60
 Swisscom AG Reg. (UTIT) .........................           400            95
 Syngenta AG *(CHEM) .............................           547            29
 UBS AG (BANK) ...................................         2,906           417
 Zurich Finance (FINL) ...........................           633           216
                                                                       -------
                                                                         2,718

Thailand - 0.2%
 ABN Amro Asia Secuities Public Co., Ltd. (FINL) .        23,000            13
 Advanced Info Service Public Co., Ltd. (TELS) ...         7,700            82
 PTT Exploration & Production Public Co., Ltd.
  (OILX) .........................................        22,200            61
 Siam Cement Public Co., Ltd. (CONS) .............         4,000            43
 TelecomAsia Corp. Public Co., Ltd.* (UTIT) ......       113,200            47
                                                                       -------
                                                                           246

Turkey - 0.2%
 Arcelik AS (APPL) ...............................     3,934,500            32
 Kartonsan Karton Sanayi Ve Ticaret AS (PAPR) ....       365,000            14
 Migros Turk T.A.S. (RETF) .......................       387,000            24
 Tupras-Turkiye Petrol Rafinerileri AS (OILX) ....     1,009,000            26
 Turkiye Garanti Bankasi AS (BANK) ...............    12,113,000            61
 Turkiye Is Bankasi (Isbank) - Cl. C (BANK) ......    14,914,592           106
 Yapi ve Kredi Bankasi AS (BANK) .................    18,317,805            57
                                                                       -------
                                                                           320

United Kingdom - 10.7%
 Abbey National First Capital BV (BANK) ..........        16,000           281
 Airtours PLC (LEIS) .............................        11,300            46
 Amvescap PLC (BANK) .............................         5,300            92
 Arm Holdings PLC *(ETRN) ........................         9,700            37
 AstraZeneca Group PLC (HEAL) ....................        18,239           851
 Barclay's PLC (BANK) ............................        16,300           500
 Barratt Developments PLC (CONS) .................        10,100            51
 Bass PLC (FOOD) .................................        17,200           180
 Berkeley Group (The) PLC (READ) .................         4,700            48
 BG Group PLC (UTIG) .............................        37,866           149
 BOC Group PLC (CHEM) ............................         7,000           103
 Boots Co. PLC (RETD) ............................        13,800           117
 BP Amoco PLC (OILX) .............................       218,800         1,801
 British Aerospace PLC (AERO) ....................        32,263           155
 British Airport Authority PLC (TRAN) ............        11,700           109
 British Airways PLC (TRAN) ......................        11,300            55
 British American Tobacco PLC* (FOOD) ............        23,300           177
 British Land Co. PLC (REAL) .....................        11,000            75
 British Sky Broadcast PLC (MEDI) ................        19,900           192

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

United Kingdom - Continued
 British Telecommunications PLC (TELS) ...........        68,700        $  432
 Cadbury Schweppes PLC (FOOD) ....................        26,600           180
 Canary Wharf Finance PLC* (REIT) ................        11,700            91
 Carlton Communications PLC (MEDI) ...............        16,300            77
 Centrica PLC *(UTIG) ............................        58,900           189
 CGU PLC (INSU) ..................................        22,700           314
 Compass Group PLC* (FOOD) .......................        25,122           201
 Diageo PLC (FOOD) ...............................        30,200           332
 Dixons Group PLC* (TELE) ........................        23,200            76
 EMI Group PLC (LEIS) ............................        12,400            70
 GKN plc (PART) ..................................         9,200            88
 GlaxoSmithKline PLC* (HEAL) .....................        62,892         1,771
 Granada Compass PLC (LEIS) ......................        25,122            53
 Halifax Group PLC (LEND) ........................        24,700           286
 Hanson PLC (CONS) ...............................         8,990            66
 Hays PLC (DIOP) .................................        14,400            37
 Hilton Group PLC (LEIS) .........................        27,700            93
 HSBC Holdings PLC (BANK) ........................        90,100         1,069
 Imperial Chemical Industries PLC (CHEM) .........         7,100            42
 Invensys PLC (DIOP) .............................        38,785            74
 J Sainsbury PLC (RETF) ..........................        24,100           150
 Kingfisher PLC (RETS) ...........................        18,500           100
 Land Securities PLC (REAL) ......................         8,400           103
 Lattice Group *(ETRN) ...........................        37,866            85
 Legal & General Group PLC (INSU) ................        62,800           143
 Lloyds TSB Group PLC (BANK) .....................        58,900           590
 Logica PLC (SOFT) ...............................         6,700            81
 Marconi PLC (TELE) ..............................        28,600           102
 Marks & Spencer PLC (RETS) ......................        39,600           146
 Misys PLC (COMP) ................................         6,300            44
 National Grid Group PLC (UTIE) ..................        22,500           166
 National Power PLC (UTIE) .......................        16,500            70
 Nycomed Amersham PLC (HEAL) .....................         5,700            41
 P&O Princess Cruises PLC *(LEIS) ................        12,900            67
 Pearson PLC (MEDP) ..............................         8,100           134
 Peninsular & Oriental Steam Navigation Co.
  (TRAN)..........................................         6,800            25
 Prudential Corp. (INSU) .........................        22,500           273
 Rank Group PLC (DIOP) ...........................        30,800            94
 Reed International PLC (MEDP) ...................        15,400           137
 Rentokil Initial PLC (DIOP) .....................        29,600           100
 Reuters Group PLC (BUSI) ........................        15,900           207
 Rio Tinto PLC - Reg. (DIOP) .....................        12,700           226
 Royal Bank of Scotland Group (BANK) .............        11,500           254
 Schroders (BANK) ................................         4,050            47
 Scottish Power PLC (UTIE) .......................        17,100           126
 Slough Estates Finance PLC*(READ) ...............         9,900            48
 Tesco PLC (RETF) ................................        76,800           277
 The Great Universal Stores PLC (RETS) ...........        15,500           133
 The Sage Group PLC (MEDI) .......................        22,100            79
 Unilever PLC (CNSU) .............................        26,703           225
 United Utilities PLC (AGRI) .....................        10,400            99
 Vodafone AirTouch PLC (TELS) ....................       681,722         1,512
 WPP Group PLC *(COMM) ...........................         7,500            74
                                                                       -------
                                                                        16,518

United States - 0.1%
 Great Eastern Shipping Co. - GDR* (TRAN) ........        25,120            78
                                                                       -------
                               TOTAL COMMON STOCK-          96.7%      149,951
                                                                       -------


PREFERRED STOCK

Australia - 0.3%
 News Corp., Ltd. (MEDI) .........................        48,100           387

Brazil - 0.7%
 Aracruz Celulose SA (TELS) ......................        38,000            85
 Banco Bradesco SA (BANK) ........................    26,392,800            86
 Banco Itau SA (BANK) ............................     1,380,000            85
 Centrais Electricas Brasileires SA (UTIE) .......     8,637,000            85
 Compahnia de Bebidas das Americas (FOOD) ........       505,000            85
 Companhia Energetica de Minas Gerais (UTIE) .....     6,565,000            85
 Companhia Vale do Rio Doce (META) ...............         8,000            86
 Embratel Participacoes SA (UTIT) ................     6,417,000            85
 Tele Centro Sul Participacoes SA (UTIT) .........     6,634,000            85
 Tele Norte Leste Participacoes SA (UTIT) ........     7,080,500            85
 Telefonica Data Bearer (BUSI) ...................     3,000,000            85
 Telesp Celular Participacoes SA (TELS) ..........     8,056,387            85
 Telesp Participacoes SA (TELS) ..................     3,000,000            85

Germany - 0.1%
 Dyckerhoff AG (CONS) ............................         2,600            73
 Volkswagen AG (AUTO) ............................         3,212            73
                                                                       -------
                            TOTAL PREFERRED STOCK-           1.1%        1,640
                                                                       -------
WARRANTS - 1.2%

Mexico - 0.0%
 Cemex SA de CV (CONS) expires 12/12/02
   (Cost $1) .....................................         2,000             1

United States - 1.2%
 Morgan Stanley Capital LLC (FINL)
  expires 04/07/07 ...............................        23,600         1,853
                                                                       -------
                                   TOTAL WARRANTS-           1.2%        1,854
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

RIGHTS

Portugal - 0.0%
 Portugal Telecom (TELS)
 expires 07/09/01 ................................        46,000      $      6
                                                                      --------
                                     TOTAL RIGHTS-           0.0%            6
                                                                      --------

                                                         Par
                                                        Value
                                                       (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 0.4%
Investment in joint trading account
 3.97% due 07/02/01 ..............................    $      756           756
U.S. Treasury Bills - 0.3%
 3.43% due 09/13/01# .............................           410           407

                                                       Shares
Cash Equivalents - 16.6%
 Navigator Securities Lending Prime
  Portfolio **                                        25,718,447        25,718
                                                      ----------      --------

                      TOTAL SHORT-TERM INVESTMENTS          17.3%       26,881
                                                      ----------      --------
                                TOTAL INVESTMENTS-         116.3%      180,332
                  Other Assets & Liabilities, Net-         (16.3)%     (25,238)
                                                      ----------      --------
                                       NET ASSETS-         100.0%     $155,094
                                                      ==========      ========
ADR-American Depository Receipts.
GDR-Global Depository Receipts.
*  Non-income producing securities.
** Represents investment of security lending collateral.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                  Market         % of
                                                 Industry          Value       Long-Term
                Industry                       Abbreviation       (000s)      Investments
Bank ..................................            BANK          $21,303         13.9%
Insurance .............................            INSU            9,576          6.2
Electronic Products & Services ........            ETRN            9,523          6.2
Health Care Products ..................            HEAL            9,232          6.0
Diversified Operations ................            DIOP            8,875          5.8
Telecommunication Services ............            TELS            7,299          4.8
Automobile ............................            AUTO            7,094          4.6
Telephone .............................            UTIT            6,496          4.2
Electric Power ........................            UTIE            5,783          3.8
Food, Beverage & Tobacco ..............            FOOD            5,716          3.7
Transportation Services ...............            TRAN            5,617          3.7
Financial Services ....................            FINL            5,608          3.6
Oil & Natural Gas Exploration &
 Production ...........................            OILX            5,163          3.4
Chemical ..............................            CHEM            3,751          2.4
Retail - Department Stores ............            RETS            3,596          2.3
Construction ..........................            CONS            3,454          2.2
Oil ...................................            OILS            3,027          2.0
Leisure & Recreation ..................            LEIS            2,857          1.9
Computer Software & Services ..........            SOFT            2,334          1.5
Commercial Services ...................            COMM            2,119          1.4
Telecommunication Equipment ...........            TELE            1,936          1.3
Media - TV & Radio ....................            MEDI            1,835          1.2
Retail - Food .........................            RETF            1,746          1.1
Brokerage & Investment Management .....            FUND            1,707          1.1
Machinery .............................            MACH            1,628          1.1
Cosmetic & Personal Care ..............            HNBA            1,319          0.9
Personal & Commercial Lending .........            LEND            1,289          0.8
Real Estate Operations ................            REAL            1,182          0.8
Electrical Equipment ..................            ELEQ            1,069          0.7
Paper & Forest Products ...............            PAPR            1,003          0.6
Computer Equipment ....................            COMP              994          0.6
Consumer Miscellaneous ................            CNSU              945          0.6
Natural Gas Distribution ..............            UTIG              882          0.6
Shoe & Apparel Manufacturing ..........            APPA              765          0.5
Metals & Mining .......................            META              696          0.5
Real Estate Investment Trust ..........            REIT              671          0.4
Steel .................................            STEE              644          0.4
Precious Metals .......................            METP              609          0.4
Media - Publishing ....................            MEDP              597          0.4
Real Estate Development ...............            READ              533          0.4
Household Appliances & Furnishings ....            APPL              532          0.3
Auto & Truck Parts ....................            AUTO              510          0.3
Engineering & Construction ............            ENGI              495          0.3
Business Services .....................            BUSI              292          0.2
Pollution Control .....................            POLL              289          0.2
Container .............................            CONT              239          0.2
Aerospace & Defense ...................            AERO              155          0.1
Housing ...............................            HOUS              133          0.1
Energy ................................            ENER              117          0.1
Retail - Department Stores ............            RETD              117          0.1
Agriculture Operations ................            AGRI               99          0.1
                                                                --------        -----
                                                                $153,451        100.0%
                                                                ========        =====

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SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND


                                                                        Market
                 Name of Issuer                           Shares         Value
                                                                        (000's)
COMMON STOCK
Australia - 2.6%
 BHP, Ltd (DIOP) .................................        27,926      $    152
 Brambles Industries, Ltd.  (DIOP) ...............         2,110            52
 Broken Hill Proprietary Co., Ltd.
 (DIOP) ..........................................        26,220           139
 Tabcorp Holdings, Ltd.  (LEIS) ..................         6,933            33
 Woolworth's, Ltd.  (RETS) .......................        32,164           180
                                                                      --------
                                                                           556
Finland - 1.3%
 Nokia Oyj  (TELS) ...............................        11,772           267
France - 7.6%
 Air Liquide  (CHEM) .............................         1,368           197
 Alcatel  (TELS) .................................         2,259            47
 AXA SA (INSU) ...................................         7,685           219
 Castorama Dubois Investisse  (RETS) .............           290            62
 France Telecom  (TELS) ..........................           997            48
 Lafarge SA  (CONS) ..............................         2,366           203
 Rhone-Poulenc SA  (BANK) ........................           556            44
 Schneider SA  (MACH) ............................         3,368           186
 Total Fina SA - Cl. B (OILX) ....................         1,156           162
 Vivendi Environment  (POLL) .....................         3,340           141
 Vivendi Universal SA  (DIOP) ....................         5,004           292
                                                                      --------
                                                                         1,601
Germany - 6.1%
 Allianz AG - Reg. (INSU) ........................           606           177
 Bayerische Motoren Werke AG  (AUTO) .............         6,656           221
 Deutsche Bank AG  (BANK) ........................         3,476           249
 Deutsche Telekom AG  (UTIT) .....................         3,539            81
 Infineon Technologies AG  (ETRN) ................         2,790            66
 Muenchener
  Rueckversicherungs-Gesellschaft AG -
  Reg. (INSU) ....................................           474           132
 SAP AG  (SOFT) ..................................         1,557           216
 Siemens AG  (DIOP) ..............................         2,188           134
                                                                      --------
                                                                         1,276
Hong Kong - 1.4%
 Giordano International Ltd.  (APPA) .............        48,000            25
 Hang Seng Bank, Ltd.  (BANK) ....................         9,400            96
 Hutchison Whampoa, Ltd.  (COMM) .................         4,700            48
 Li & Fung, Ltd.  (COMM) .........................        60,000            99
 Sun Hung Kai Properties, Ltd.  (REIT) ...........         4,000            36
                                                                      --------
                                                                           304
Ireland - 0.9%
 Bank of Ireland  (BANK) .........................        19,442           193
Italy - 3.4%
 San Paolo-IMI SpA  (BANK) .......................        12,300           158
 Telecom Italia Mobile SpA  (TELS) ...............        11,500            59
 Telecom Italia SpA  (TELS) ......................        26,983           242
 UniCredito Italiano SpA  (BANK) .................        60,500           260
                                                                      --------
                                                                           719
Japan - 23.2%
 Advantest  (ETRN) ...............................           400            34
 Asahi Chemical Industry Co., Ltd.
  (CHEM)  ........................................        22,000            92
 Banyu Pharmaceutical Co., Ltd.  (HEAL) ..........         4,000            73
 Canon, Inc.  (COMM) .............................         7,000           283
 Chiba Bank, Ltd.  (BANK) ........................        10,000            36
 Circle K Japan Co., Ltd.  (RETF) ................         2,900            84
 Daiwa Securities Group, Inc.  (FUND) ............        18,000           188
 Fuji Photo Film  (LEIS) .........................         5,000           216
 Honda Motor Co.  (AUTO) .........................         2,000            88
 KAO Corp.  (HNBA) ...............................         9,000           224
 Keyence Corp.  (OILX) ...........................           600           119
 Kirin Brewery Co.  (FOOD) .......................        13,000           111
 Konami Co., Ltd.  (COMP) ........................         1,300            59
 Mitsui Marine & Fire Insurance Co.,
  Ltd.  (INSU) ...................................        22,000           113
 Mizuho Holdings, Inc.  *(BANK) ..................            26           121
 Murata Manufacturing Co., Ltd.  (ETRN) ..........         1,300            86
 NGK Insulators  (PART) ..........................        10,000            88
 Nippon Telegraph & Telephone Corp.
  (UTIT)  ........................................            33           172
 Nomura Securities Co., Ltd.  (FUND) .............         4,000            77
 Ricoh Co., Ltd.  (ETRN) .........................         7,000           151
 Rohm Co., Ltd.  (ETRN) ..........................         1,200           186
 Sanyo Electric Co.  (ETRN) ......................        36,000           227
 Secom Co.  (ETRN) ...............................         2,000           112
 Sharp Corp.  (ETRN) .............................        14,000           191
 Shin-Etsu Chemical Co.  (CHEM) ..................         2,000            73
 Skylark Co., Ltd.  (FOOD) .......................         6,000           171
 SMC Corp.  (MACH) ...............................         1,400           150
 Sony Corp.  (ETRN) ..............................         1,400            92
 Sumitomo Bank  (BANK) ...........................         3,000            25
 Sumitomo Corp.  (DIOP) ..........................        20,000           140
 Takeda Chemical Industries  (HEAL) ..............         7,000           326
 Takefuji Corp.  (LEND) ..........................         2,600           236
 Tokyo Electric Power  (UTIE) ....................         7,300           189
 Toppan Forms Co., Ltd.  (COMM) ..................         6,000           101
 Toyota Motor Corp.  (AUTO) ......................         6,500           229
 UFJ Holdings, Inc.  (FINL) ......................             5            27
                                                                      --------
                                                                         4,890
Netherlands - 7.5%
 Aegon NV  (INSU) ................................         5,132           145
 ASM Lithography Holding NV  (COMP) ..............         6,255           140
 ING Groep NV  (BANK) ............................         5,680           372
 Koninklijke (Royal) Philips Electronics
  N.V.  (ETRN) ...................................         7,510           199
 Royal Dutch Petroleum Co.  (OILE) ...............        10,053           579
 Unilever NV - CVA (CONS) ........................           454            27
 VNU NV  (MEDP) ..................................         3,614           123
                                                                      --------
                                                                         1,585
Portugal - 0.2%
 Electricidade de Portugal, SA  (UTIE) ...........        17,717            42

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

                                                                        Market
                 Name of Issuer                           Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Singapore - 0.6%
 Singapore Technology Engineering, Ltd.
   (ENGI) ........................................        92,000      $    130
Spain - 2.9%
 Acerinox SA  (STEE) .............................         4,439           124
 Banco Santander Central Hispano SA
  (BANK)  ........................................        10,471            95
 Inditex  (FUSI) .................................         6,648           106
 Tabacalera S.A. - Cl. A (FOOD) ..................         4,920            70
 Telefonica SA  (UTIT) ...........................        16,606           205
 Union Electrica Fenosa SA  (UTIE) ...............           218             4
                                                                      --------
                                                                           604
Sweden - 3.5%
 Investor AB - B Shares (FUND) ...................        12,183           155
 Nordic Baltic Holding AB  (BANK) ................        23,695           135
 Securitas AB - B Shares (COMM) ..................        11,074           194
 Skandia Forsakrings AB  (INSU) ..................        17,002           156
 Telefonaktiebolaget LM Ericsson AB *
  (TELS)  ........................................        17,614            97
                                                                      --------
                                                                           737
Switzerland - 8.7%
 Adecco SA (COMM) ................................         3,586           169
 Credit Suisse Group - Reg. (BANK) ...............         1,513           249
 Nestle SA (FOOD) ................................         2,213           471
 NovartisS AG (HEAL) .............................         6,292           228
 Roche Holdings AG (HEAL) ........................         4,387           316
 Schweizerische
  Rueckversicherungs-Gesellschaft
   (INSU) ........................................            92           184
 UBS AG  (BANK) ..................................         1,207           173
 Zurich Finance  (FINL) ..........................           136            46
                                                                      --------
                                                                         1,836
United Kingdom - 25.0%
 Amvescap PLC  (BANK) ............................        15,375           267
 AstraZeneca Group PLC  (HEAL) ...................         1,599            75
 Barclay's PLC  (BANK) ...........................        11,774           361
 Bass PLC  (FOOD) ................................         5,938            62
 BP Amoco PLC  (OILX) ............................        50,616           417
 British Telecommunications PLC  (TELS) ..........        44,070           277
 CGU PLC  (INSU) .................................         9,546           132
 Diageo PLC  (FOOD) ..............................        30,407           334
 Elan Corp. PLC  - ADR (HEAL) ....................         1,400            86
 Exel (ETRN) .....................................        10,828           116
 GlaxoSmithKline PLC  *(HEAL) ....................        24,243           683
 GlaxoSmithKline PLC - ADR (HEAL) ................         2,300           129
 HSBC Holdings PLC  (BANK) .......................        25,108           298
 National Grid Group PLC  (UTIE) .................        10,848            80
 P&O Princess Cruises PLC *(LEIS) ................        39,239           204
 Reckitt Benckiser PLC  (HNBA) ...................         7,177           104
 Reuters Group PLC  (BUSI) .......................         8,712           113
 Shell Transport & Trading Co. PLC
  (OILX)  ........................................         3,111            26
 Smiths Group PLC  (DIOP) ........................        21,021           244
 Tesco PLC  (RETF) ...............................       116,272           420
 Unilever PLC  (CNSU) ............................        38,239           323
 Vodafone AirTouch PLC  (TELS) ...................       231,703           513
                                                                      --------
                                                                         5,264
                                                                      --------
                               TOTAL COMMON STOCK-          94.9%       20,004
                                                                      --------
                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 5.7%
 Investment in joint repurchase
  agreement with Goldman Sachs & Co.,
  4.11% due 07/02/01. (Secured by
  various U.S. Treasury obligations and
  U.S. Government Agency Bonds)                         $  1,200         1,200
                                                        --------      --------
                                TOTAL INVESTMENTS-         100.6%       21,204
                  Other Assets & Liabilities, Net-          (0.6)%        (118)
                                                        --------      --------
                                       NET ASSETS-         100.0%     $ 21,086
                                                        ========      ========

ADR-America Depository Receipt
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                       Market         % of
                                       Industry        Value        Long-Term
           Industry                  Abbreviation      (000s)      Investments

Bank ............................         BANK        $ 3,132         15.7%
Health Care Products ............         HEAL          1,916          9.6
Telecommunication Services ......         TELS          1,550          7.7
Electronic Products & Services ..         ETRN          1,460          7.3
Oil .............................         OILX          1,303          6.5
Insurance .......................         INSU          1,258          6.3
Food, Beverage & Tobacco ........         FOOD          1,219          6.1
Diversified Operations ..........         DIOP          1,153          5.8
Commercial Sevices ..............         COMM            894          4.5
Automobile ......................         AUTO            538          2.7
Retail - Food ...................         RETF            504          2.5
Telephone .......................         UTIT            458          2.3
Leisure & Recreation ............         LEIS            453          2.3
Brokerage & Investment
 Management .....................         FUND            420          2.1
Chemical ........................         CHEM            362          1.8
Machinery .......................         MACH            336          1.7
Consumer Miscellaneous ..........         CNSU            323          1.6
Cosmetic & Personal Care ........         HNBA            328          1.6
Electric Power ..................         UTIE            315          1.6
Retail - Department Stores ......         RETS            242          1.2
Personal & Commercial Lending ...         LEND            236          1.2
Construction ....................         CONS            230          1.1
Business Services ...............         BUSI            219          1.1
Computer Software & Services ....         SOFT            216          1.1
Computer Equipment ..............         COMP            199          1.0
Pollution Control ...............         POLL            141          0.7
Engineering & Construction ......         ENGI            130          0.6
Steel ...........................         STEE            124          0.6
Media - Publishing ..............         MEDP            123          0.6
Auto & Truck Parts ..............         PART             88          0.4
Financial Services ..............         FINL             73          0.4
Real Estate Investment Trust ....         REIT             36          0.2
Shoe & Apparel Manufacturing ....         APPA             25          0.1
                                                      -------        -----
                                                      $20,004        100.0%
                                                      =======        =====

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                        Market
                  Name of Issuer                          Shares         Value
                                                                        (000's)
COMMON STOCK
Apparel - 0.5%
 Skechers USA, Inc. ..............................        35,100     $   1,026
Auto & Truck Parts - 0.4%
 O'Reilly Automotive,
  Inc ............................................        27,200           781
Bank - 2.4%
 Greater Bay Bancorp .............................        53,400         1,334
 Southwest
  Bancorporation of
  Texas, Inc. * ..................................        51,500         1,556
 Sterling Bancshares,
  Inc ............................................       105,400         2,021
                                                                     ---------
                                                                         4,911
Brokerage & Investment Management - 1.1%
 Affiliated Managers
  Group, Inc.*  ..................................        36,900         2,269
Business Services - 5.0%
 Corporate Executive
  Board Co.*  ....................................        67,100         2,818
 Education Management
  Corp ...........................................        63,100         2,527
 EFunds Corp. ....................................        47,400           882
 Expedia, Inc. - Cl. A ...........................        14,900           694
 Forrester Research,
  Inc. *  ........................................        41,700           942
 Management Network
  Group, Inc.* ...................................       121,350           740
 On Assignment, Inc. * ...........................        80,000         1,440
                                                                     ---------
                                                                        10,043
Commercial Services - 3.4%
 Corinthian Colleges,
  Inc ............................................        42,700         2,010
 Plexus Corp.* ...................................        26,000           858
 Profit Recovery Group
  International, Inc. * ..........................        41,500           476
 Quanta Services,
  Inc.* ..........................................        23,749           523
 Veritas DGC, Inc.* ..............................        41,100         1,141
 Waste Connections,
  Inc ............................................        51,950         1,870
                                                                     ---------
                                                                         6,878
Computer Equipment - 2.0%
 Cerner Corp.* ...................................        32,700         1,374
 M-Systems Flash Disk Pioneers,
     Ltd. * ......................................       128,500           912
 PRI Automation, Inc. * ..........................        95,700         1,773
                                                                     ---------
                                                                         4,059
Computer Software & Services - 4.6%
 Advent Software, Inc. * .........................        20,900         1,327
 Avocent Corp. ...................................        37,746           859
 Data Return Corp.* ..............................        88,400           155
 Embarcadero
  Technologies, Inc. * ...........................        54,900         1,225
 Intranet Solutions,
  Inc. *  ........................................        36,200         1,377
 Macromedia, Inc. * ..............................        55,700         1,003
 Secure Computing
  Corp.*  ........................................       119,500         1,877
 Skillsoft Corp. .................................        35,900         1,229
 TeleCommunication
  Systems, Inc. ..................................       110,200           331
                                                                     ---------
Construction - 0.7%
 Ryland Group, Inc. ..............................        27,800         1,407
Consumer Miscellaneous - 4.1%
 DigitalThink, Inc. * ............................        70,600           495
 GoTo.com, Inc. ..................................        67,100         1,305
 NetRatings, Inc. * ..............................       101,400         1,460
 ScanSource, Inc. * ..............................        36,900         1,750
 Strayer Education,
  Inc ............................................        26,300         1,282
 University of Phoenix
  Online .........................................        45,500         1,934
                                                                     ---------
                                                                         8,226
Diversified Operations - 0.6%
 CoorsTek, Inc. ..................................        31,900         1,196
Electric Power - 1.6%
 Beacon Power Corp. ..............................       129,350           893
 Wilson Greatbatch
  Technologies, Inc.* ............................        79,800         2,314
                                                                     ---------
                                                                         3,207
Electrical Equipment - 0.7%
 LTX Corp. *  ....................................        57,700         1,475
Electronic Products & Services - 12.7%
 Aeroflex, Inc. * ................................       109,000         1,144
 Alpha Industries,
  Inc ............................................        45,600         1,347
 Atmi, Inc. * ....................................        59,600         1,788
 Brooks Automation,
  Inc. *  ........................................        29,100         1,342
 Credence Systems
  Corp. * ........................................        51,200         1,241
 Cree, Inc. * ....................................        34,000           889
 Cytyc Corp. *  ..................................        38,000           876
 DDI Corp. .......................................        74,200         1,484
 DuPont Photomasks,
  Inc. *  ........................................        30,700         1,481
 Elantec
  Semiconductor, Inc.
  * ..............................................        32,400         1,095
 Electro Scientific
  Industries, Inc. *  ............................        42,700         1,627
 FEI Co. .........................................         4,800           197
 FMC Technologies,
  Inc ............................................         1,800            37
 Microsemi Corp. .................................        38,700         2,748
 Nanometrics, Inc. * .............................        38,000         1,045
 Pixelworks, Inc. * ..............................        48,350         1,728
 PLX Technology, Inc. * ..........................       127,200         1,080
 Rudolph Technologies,
  Inc. *  ........................................        45,000         2,115
 Semtech Corp. *  ................................        51,200         1,536
 Silicon Storage
  Technology, Inc. *  ............................        88,400           895
                                                                     ---------
                                                                        25,695
Energy - Alternative Source - 0.2%
 Evergreen Solar, Inc. ...........................        52,300           502
Financial Services - 0.6%
 Actrade Financial
  Technologies, Ltd. * ...........................        20,455           484
 Medallion Financial
  Corp ...........................................        66,100           677
                                                                     ---------
                                                                         1,161
Food, Beverage & Tobacco - 2.5%
 American Italian
  Pasta Co. ......................................        38,800         1,800
 Dean Foods Co. ..................................        25,000         1,005

                                                                        Market
                  Name of Issuer                          Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Food, Beverage & Tobacco - Continued
 Performance Food
  Group Co. ......................................        73,800     $   2,231
                                                                     ---------
                                                                         5,036
Health Care Products - 6.5%
 Alkermes, Inc. ..................................        41,200         1,446
 Charles River
  Laboratories ...................................         3,387           118
 Cima Labs, Inc. .................................        15,400         1,209
 Exelixis, Inc. ..................................        34,400           653
 Inhale Therapeutic
  Systems, Inc.* .................................        64,400         1,481
 Inspire
  Pharmaceuticals,
  Inc ............................................        20,500           287
 Mid Atlantic Medical
  Services, Inc. *  ..............................        62,600         1,122
 Noven
  Pharmaceuticals,
  Inc ............................................        37,300         1,462
 Regeneron
  Pharmaceuticals ................................        25,400           880
 Renal Care Group,
  Inc. *  ........................................        79,700         2,621
 Salix
  Pharmaceuticals,
  Ltd ............................................        19,800           488
 Unilab Corp. ....................................         2,300            58
 Urologix, Inc. * ................................        71,100         1,302
                                                                     ---------
                                                                        13,127
Health Care Services - 8.1%
 Accredo Health, Inc. ............................        64,100         2,384
 AmeriSource Health
  Corp. - Cl. A* .................................        25,900         1,432
 Apria Healthcare
  Group, Inc. * ..................................        32,400           935
 Covance, Inc. *  ................................        75,800         1,717
 DaVita, Inc.*  ..................................        89,021         1,810
 Gene Logic, Inc. ................................        18,100           395
 LifePoint Hospitals,
  Inc. *  ........................................        48,900         2,165
 Lincare Holdings,
  Inc. *  ........................................        36,800         1,104
 Rightchoice Manage
  Care, Inc. .....................................        35,000         1,554
 Ventiv Health, Inc. * ...........................        67,400         1,391
 Visible Genetics,
  Inc. *  ........................................        61,200         1,521
                                                                     ---------
                                                                        16,408
Household Appliances / Furnishings - 0.5%
 Ethan Allen
  Interiors, Inc. ................................        31,300         1,017
Insurance - 3.3%
 Fidelity National
  Financial, Inc. ................................        57,600         1,415
 HCC Insurance
  Holdings, Inc. .................................        61,900         1,517
 Philadelphia
  Consolidated Holding
  Corp. * ........................................        25,900           901
 Renaissancere
  Holdings, Ltd. .................................        19,000         1,408
 Stancorp Financial
  Group, Inc. ....................................        28,300         1,341
                                                                     ---------
                                                                         6,582
Machinery - 0.6%
 Global Power
  Equipment Group,
     Inc .........................................        20,077           588
 SureBeam Corporation
  - Cl. A * ......................................        40,300           690
                                                                     ---------
                                                                         1,278
Media - Publishing - 0.8%
 Scholastic Corp.* ...............................        35,000         1,575
Media - TV & Radio - 5.2%
 Entercom
  Communications Corp. * .........................        32,500         1,742
 Getty Images, Inc. ..............................        57,200         1,502
 Insight
  Communications
  Company, Inc. ..................................        40,200         1,005
 Pegasus
  Communications
  Corp.*  ........................................        40,900           920
 Radio One, Inc. *  ..............................        42,500           978
 Radio One, Inc. - Cl. D .........................        61,200         1,349
 Regent
  Communications, Inc. * .........................       190,600         2,285
 Sinclair Broadcast
  Group, Inc. ....................................        62,000           639
                                                                     ---------
                                                                        10,420
Oil & Natural Gas Exploration & Production - 5.4%
 Encore Acquisition
  Co. * ..........................................        17,000           196
 Evergreen Resources,
  Inc ............................................        28,000         1,064
 Fuelcell Energy, Inc. ...........................        27,800           642
 Newfield Exploration
  Co. * ..........................................        41,400         1,327
 NPS Pharmaceuticals,
  Inc ............................................        59,300         2,384
 Patterson Uti Energy,
  Inc. *  ........................................        55,500           992
 Pride International,
  Inc. *  ........................................        56,300         1,070
 Spinnaker Exploration
  Co.*  ..........................................        40,900         1,630
 Stone Energy Corp. * ............................        35,200         1,559
                                                                     ---------
                                                                        10,864
Oil - Equipment & Service - 4.7%
 Dril Quip, Inc. *  ..............................        61,300         1,320
 Horizon Offshore,
  Inc. *  ........................................        65,200           880
 Hydril Co. * ....................................        73,000         1,662
 Lone Star
  Technologies, Inc. * ...........................        38,100         1,379
 Marine Drilling
  Companies, Inc. * ..............................        53,700         1,026
 Natco Group, Inc. -
  Cl. A ..........................................        65,500           577
 Oceaneering
  International, Inc. * ..........................        51,800         1,075
 Torch Offshore, Inc. ............................        12,600           125
 Universal Compression
  Holdings *  ....................................        52,100         1,480
                                                                     ---------
                                                                         9,524
Personal & Commercial Lending - 0.6%
 Metris Cos., Inc. ...............................        37,400         1,261
Real Estate Investment Trust - 0.5%
 Extended Stay
  America, Inc. ..................................        64,300           964
Retail - 0.1%
 Galyans Trading, Inc. ...........................         8,400           171
Retail - Department Stores - 5.5%
 AnnTaylor Stores
  Corp ...........................................         8,200           294
 99 Cents Only Stores * ..........................        62,698         1,878
 Bebe Stores, Inc. ...............................        39,200         1,143
 Cost Plus, Inc.* ................................        59,050         1,771
 Hot Topic, Inc. .................................        45,700         1,421
 Rare Hospitality
  International, Inc. * ..........................        48,000         1,085
 Too, Inc. *  ....................................        44,000         1,206
 Tweeter Home
  Entertainment Group,
  Inc ............................................        67,100         2,369
                                                                     ---------
                                                                        11,167

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Retail - Drug  Stores - 0.7%
 Duane Reade, Inc.* ..............................        43,400     $   1,410
Retail - Food - 4.6%
 Applebee's
  International, Inc. ............................        51,000         1,632
 Buca, Inc. * ....................................        59,700         1,299
 California Pizza
  Kitchen, Inc. ..................................        47,500         1,104
 Krispy Kreme
  Doughnuts, Inc. ................................        46,200         1,848
 P.F. Chang's China
  Bistro, Inc.* ..................................        40,600         1,539
 Whole Foods Market,
  Inc. *  ........................................        70,000         1,897
                                                                     ---------
                                                                         9,319
Shoe & Apparel Manufacturing - 2.1%
 Columbia Sportswear
  Co. * ..........................................        45,000         2,294
 Nautica Enterprises,
  Inc ............................................        10,600           217
 Tommy Hilfiger Corp. * ..........................       117,400         1,644
                                                                     ---------
                                                                         4,155
Telecommunication Equipment - 0.6%
 Brightpoint, Inc. *  ............................       166,400           483
 SBA Communications
  Corp. * ........................................        28,500           705
                                                                     ---------
                                                                         1,188
Telecommunication Services - 3.0%
 Airgate PCS, Inc. *  ............................        40,800         2,122
 Alamosa Holdings,
  Inc. *  ........................................        64,300         1,048
 CTC Communications
  Group, Inc. ....................................        87,000           266
 Dobson Communications
  Corp. * ........................................        34,100           581
 Metro One Telecom,
  Inc ............................................        31,300         2,031
                                                                     ---------
                                                                         6,048
Transportation Services - 0.7%
 Forward Air Corp. *  ............................        46,500         1,393
                                                                     ---------
   TOTAL COMMON STOCK- ...........................          96.6%      195,126
                                                                     ---------
                                                           Par
                                                          Value
                                                         (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 3.6%

Investment in joint trading account
 3.97% due 07/02/01 ..............................    $    7,290         7,290

                                                          Shares
Cash Equivalents - 7.6%
 Navigator Securities
  Lending Prime
  Portfolio **                                        15,318,473        15,318
                                                      ----------     ---------

                      TOTAL SHORT-TERM INVESTMENTS          11.2%       22,608
                                                      ----------     ---------
                                TOTAL INVESTMENTS-         107.8%      217,734
                  Other Assets & Liabilities, Net-          (7.8)%     (15,681)
                                                      ----------     ---------
                                       NET ASSETS-         100.0%   $  202,053
                                                      ==========     =========

* Non-income producing securities.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                                       Market
                     Name of Issuer                       Shares        Value
                                                                       (000's)
COMMON STOCK
Bank - 2.4%
 Rhone-Poulenc SA ................................         6,800       $   543
Business Services - 0.4%
 Express Scripts, Inc. - Cl. A* ..................         1,800            99
Diversified Operations - 1.4%
 Amgen, Inc. .....................................         5,000           303
Electronic Products & Services - 1.8%
 Applera Corporation - Applied
  Biosystems Group ...............................         5,700           152
 Cytyc Corp. * ...................................         6,400           147
 Waters Corp. *  .................................         3,650           101
                                                                       -------
                                                                           400
Health Care Products - 78.4%
 Abbott Laboratories .............................         7,400           355
 Alkermes, Inc. ..................................         5,500           193
 Allergan, Inc. ..................................         6,800           581
 American Home Products Corp. ....................        16,600           970
 Andrx Corp. .....................................         2,600           200
 Angiotech Pharmaceuticals, Inc. .................         1,000            52
 Apogent Technologies, Inc. ......................         4,900           121
 AstraZeneca Group PLC - ADR .....................        16,400           767
 Aviron ..........................................         2,400           137
 Barr Laboratories, Inc. .........................         1,600           113
 Bristol-Myers Squibb Co. ........................         5,800           303
 Cardinal Health, Inc. ...........................         7,500           517
 Cephalon, Inc. *  ...............................         2,400           169
 Cerus Corp. .....................................         1,880           136
 Charles River Laboratories *  ...................         4,800           167
 COR Therapeutics, Inc. *  .......................         4,900           149
 Elan Corp. PLC - ADR ............................         6,100           372
 Eli Lilly & Co. .................................         7,200           533
 Enzon , Inc. ....................................         2,200           138
 Forest Laboratories, Inc. * .....................         2,000           142
 Genetech, Inc.* .................................         4,900           270
 Genzyme Corp.* ..................................         2,150           131
 Gilead Sciences, Inc.* ..........................         6,000           349
 Glaxo SmithKline PLC  - ADR 8 ...................        19,300         1,085
 Guilford Pharmaceuticals, Inc. ..................         1,800            61
 Inhale Therapeutic Systems, Inc.*  ..............         4,400           101
 Intermune, Inc. * ...............................           700            25
 Invitrogen Corp. *  .............................         2,600           187
 Ivax Corp. ......................................         7,200           281
 Johnson & Johnson ...............................        19,200           960
 King Pharmaceuticals, Inc. *  ...................         3,900           210
 Laboratory Corp. of America Holdings ............         1,200            92
 McKesson HBOC, Inc. .............................         6,900           256
 Medicis Pharmaceutical Corp. - Cl. A ............         2,700           143
 MedImmune, Inc. * ...............................         7,900           373
 Medtronic, Inc. .................................        14,900           686
 Merck & Co., Inc. ...............................        13,600           869
 NPS Pharmaceuticals, Inc. * .....................         3,600           145
 Pfizer, Inc. ....................................        31,400         1,258
 Pharmacia Corp. .................................        19,700           905
 Priority Healthcare Corp. - Cl. B ...............         2,500            71
 Protein Design Labs, Inc.*  .....................         1,670           145
 Qiagen NV .......................................         2,700            60
 Sankyo Co., Ltd. ................................         3,000            54
 Sanofi-Synthelabo SA *  .........................         5,300           348
 Schering-Plough Corp. ...........................        17,900           649
 Scios, Inc. .....................................         3,300            83
 Sepracor, Inc. 8  ...............................         3,850           153
 Serono SA .......................................           120           119
 Shire Pharmaceuticals Group Place - ADR .........         5,100           283
 Stryker Corp. * .................................         3,600           198
 Takeda Chemical Industries ......................         4,000           186
 Tanox, Inc. .....................................         2,500            79
 Teva Pharmaceutical Industries, Ltd. - ADR ......         2,400           150
 Trigon Healthcare, Inc. .........................         2,800           182
 Trimeris, Inc. ..................................         2,700           135
                                                                       -------
                                                                        17,397
Health Care Services - 8.0%
 AmeriSource Health Corp. - Cl. A *  .............         2,000           111
 Biovail Corp. ...................................         2,400           104
 HCA-The Healthcare Corp. ........................        15,000           678
 IDEC Pharmaceuticals Corp. ......................           950            64
 Lincare Holdings, Inc. ..........................         3,400           102
 Quest Diagnostics, Inc. * .......................         1,800           135
 St. Jude Medical, Inc. 8  .......................         3,400           204
 Triad Hospitals, Inc. * .........................         3,200            94
 UnitedHealth Group, Inc. ........................         4,470           276
                                                                       -------
                                                                         1,768
Insurance - 1.8%
 Cigna Corp. .....................................         4,000           383
Retailers - Food & Drug - 0.9%
 CVS Corp. .......................................         4,000           154
 Rite Aid Corp. ..................................         5,350            48
                                                                       -------
                                                                           202
                                                                       -------
                               TOTAL COMMON STOCK-          95.1%       21,095
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                           Par        Market
                     Name of Issuer                       Value        Value
                                                         (000's)      (000's)
SHORT-TERM INVESTMENTS - 5.5%
 Investment in joint trading account
   3.97% due 07/02/01 ............................       $ 1,218    $    1,218
                                                         -------    ----------
                                TOTAL INVESTMENTS-         100.6%       22,313
                  Other Assets & Liabilities, Net-          (0.6)%        (124)
                                                         -------    ----------
                                       NET ASSETS-         100.0%     $ 22,189
                                                         =======    ==========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                       Market
                   Name of Issuer                         Shares        Value
                                                                       (000's)
COMMON STOCK
Australia - 2.0%
 Australia & New Zealand Banking Group,
  Ltd. (FINL) ....................................         5,000       $    43
 BHP, Inc. (DIOP) ................................         9,905            54
 Broken Hill Proprietary Co., Ltd. (DIOP) ........         9,300            49
 CSL, Ltd. (HEAL) ................................         6,900           168
 National Australia Bank, Ltd. (BANK) ............         2,100            38
 Publishing & Broadcasting, Ltd. (MEDP) ..........        15,400            71
 QBE Insurance Group, Ltd. (INSU)  ...............         7,212            43
 WMC, Ltd. (DIOP) ................................        18,200            89
                                                                       -------
                                                                           555
Canada - 1.6%
 Alcan Aluminum, Ltd. (META) .....................         1,700            72
 ATI Technologies, Inc. (ETRN)  ..................         6,500            61
 Bombardier Inc. - Cl. B (DIOP)  .................         4,600            69
 Investors Group, Inc. (FINL)  ...................         6,400            90
 Magna International, Inc. (AUTO)  ...............         1,300            80
 The Thomson Corp. (SOFT) ........................         2,500            84
                                                                       -------
                                                                           456
Finland - 1.4%
 Nokia Oyj (TELE) ................................        11,800           268
 Nokia Oyj - ADR (TELE) ..........................         5,200           115
                                                                       -------
                                                                           383
France - 1.8%
 Accor SA (LEIS) .................................           800            34
 Bouygues SA (CONT) ..............................         2,500            85
 Groupe Danone (FOOD) ............................           300            41
 JC Decauxsa International NPV (BUSI) ............         1,600            21
 LVMH (Louis Vuitton Moet Hennessy) (FOOD) .......         1,300            66
 Sanofi-Synthelabo SA (HEAL) .....................         2,400           158
 Schneider SA (MACH) .............................           200            11
 Societe Television Francaise (MEDI) .............         2,100            61
 STMicroelectronics (ETRN) .......................         1,100            38
                                                                       -------
                                                                           515
Germany - 1.2%
 DaimlerChrysler AG (AUTO) .......................         3,400           157
 Deutsche Bank AG (BANK) .........................           500            36
 Infineon Technologies AG (ETRN)  ................         2,700            63
 Metro AG (RETS) .................................         1,100            41
 Siemens AG (DIOP) ...............................           750            46
                                                                       -------
                                                                           343
Hong Kong - 1.6%
 Cheung Kong (Holdings), Ltd. (READ) .............         7,000            76
 China Telecom (Hong Kong), Ltd. (TELS) ..........        13,500            71
 Hutchison Whampoa, Ltd. (COMM)  .................         5,000            50
 Johnson Electric Holdings, Ltd. (ETRN) ..........        44,000            60
 Li & Fung, Ltd. (COMM) ..........................        48,000            79
 Sun Hung Kai Properties, Ltd. (REIT) ............         3,000            27
 Swire Pacific, Ltd. - Cl. A (DIOP)  .............        18,500            96
                                                                       -------
                                                                           459
Italy - 0.4%
 Assicurazioni Generali (INSU)  ..................         2,000            60
 ENI SpA (OILS) ..................................         2,850            35
 Olivetti SpA (COMM) .............................        16,600            29
                                                                       -------
                                                                           124
Japan - 7.1%
 Advantest (ETRN) ................................           800            69
 Enplas Corp. (ETRN) .............................         1,800            40
 Fuji Television Network, Inc. (MEDI) ............             6            34
 Hirose Electric Co., Ltd. (ETRN)  ...............           400            30
 Hoya Corp. (ETRN) ...............................           600            38
 Jusco Co., Ltd. (RETS) ..........................         2,000            44
 Keyence Corp. (UTIE) ............................           200            40
 Matsumotokiyoshi Co., Ltd. (RETD)  ..............         1,000            39
 Mitsubishi Heavy Industries, Ltd. (MACH) ........        10,000            46
 Mitsui Fudosan Co., Ltd. (REAL)  ................         4,000            43
 Mitsui Marine & Fire Insurance Co.,
  Ltd. (INSU) ....................................        16,000            82
 Murata Manufacturing Co., Ltd. (ETRN) ...........           900            60
 NEC Corp. (COMP) ................................         7,000            95
 Nintendo Corp., Ltd. (LEIS) .....................           700           127
 Nippon Television Network Corp. (MEDP) ..........           100            24
 Nissan Motor Acceptance Corp. (FINL) ............        12,000            83
 Nomura Securities Co., Ltd. (FUND)  .............         4,000            77
 NTT Mobile Communications Network, Inc. (TELS) ..            10           174
 Orix Corp. (FINL) ...............................           400            39
 Rohm Co., Ltd. (ETRN) ...........................           500            78
 Shionogi & Co., Ltd. (HEAL) .....................         5,000           104
 Sony Corp. (ETRN) ...............................         1,500            99
 Sumitomo Bank (BANK) ............................         5,000            41
 Suzuki Motor Corp. (AUTO) .......................         7,000            93
 Taiyo Yuden Co., Ltd. (ELEQ) ....................         2,000            53
 Tokyo Electron, Ltd. (ETRN) .....................           900            54
 Tokyo Seimitsu Co., Ltd. (ETRN) .................         2,400           123
 Toray Industries, Inc. (HOUS) ...................        18,000            72
 UFJ Holdings, Inc. (FINL) .......................            15            81
                                                                       -------
                                                                         1,982
Mexico - 0.8%
 America Movil SA de CV -
  ADR Ser. L (TELS) ..............................         4,100            86
 Telefonos de Mexico SA - ADR (UTIT) .............         4,100           144
                                                                       -------
                                                                           230
Netherlands - 2.0%
 ABN Amro Holding NV (BANK) ......................         1,532            29

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Netherlands - Continued
 Aegon NV (INSU) .................................         6,555        $  185
 ASM Lithography Holding NV (COMP) ...............         3,700            83
 Heineken NV (FOOD) ..............................         2,500           101
 ING Groep NV (BANK) .............................         1,100            72
 Koninklijke (Royal) Philips
  Electronics N.V. (ETRN) ........................         2,000            53
 United Pan Europe (TELS) ........................         4,300            11
 Vedior CVA (BUSI) ...............................         3,000            27
                                                                        ------
                                                                           561
Norway - 0.5%
 Norsk Hydro ASA (DIOP) ..........................         1,800            76
 Statoil ASA (OILX) ..............................         7,500            56
                                                                        ------
                                                                           132
Panama - 0.3%
 Carnival Corp. (LEIS) ...........................         2,300            71

Russia - 0.3%
 LuKoil Holding - ADR (OILS) .....................         1,600            77

Singapore - 0.7%
 DBS Group Holdings, Ltd. (BANK) .................         4,000            29
 Singapore Technology Engineering, Ltd. (ENGI) ...        53,000            75
 Singapore Telecom Reg.(TELS)  ...................       108,000           101
                                                                        ------
                                                                           205
South Korea - 0.4%
 Samsung Electronics 144A (ETRN)  ................         1,300           102

Spain - 0.6%
 Banco Bilbao Vizcaya SA (BANK)  .................         6,900            90
 Inditex (APPA) ..................................         1,700            27
 Telefonica SA (UTIT) ............................         5,202            64
                                                                        ------
                                                                           181
Sweden - 0.5%
 ASSA ABLOY (METP) ...............................         3,400            49
 ForeningsSparbanken AB (BANK)  ..................         5,400            63
 Telefonaktiebolaget LM Ericsson AB (TELE) .......         7,200            39
                                                                        ------
                                                                           151
Switzerland - 2.3%
 Compagnie Financiere Richemont AG (RETS) ........            50           128
 Credit Suisse Group - Reg. (BANK)  ..............           300            49
 Holcim (CONS) ...................................           528           108
 Nestle SA Reg. (FOOD) ...........................           180            38
 Novartis AG Reg.(HEAL) ..........................         4,940           179
 Schweizerische Rueckversicherungs-Gesellschaft
  (INSU)  ........................................            50           100
 Synthes-Stratec, Inc. (HEAL)  ...................            70            43
                                                                        ------
                                                                           645
Taiwan - 0.4%
 Taiwan Semiconductor
  Manufacturing Co., Ltd. - ADR (ETRN) ...........         6,920           105

United Kingdom - 7.1%
 Applera Corporation - Applied Biosystems Group
  (HEAL)  ........................................         1,100            29
 AstraZeneca Group PLC (HEAL)  ...................        12,200           569
 Asustek Computer, Inc. - GDR (COMP) .............         9,750            42
 British Aerospace PLC (AERO)  ...................        11,000            53
 Chevron Corp. (OILX) ............................           900            81
 Corus Group (STEE) ..............................        59,000            50
 Dimension Data Holdings PLC (SOFT)  .............         8,900            34
 Halifax Group plc (LEND) ........................         4,800            56
 Juniper Networks, Inc. (SOFT)  ..................           800            25
 Linear Technology Corp. (ETRN)  .................           800            35
 Marks & Spencer PLC (RETS) ......................         7,000            26
 PartnerRe, Ltd. (INSU) ..........................           700            39
 Pearson PLC (MEDP) ..............................         2,900            48
 Prudential Corp. (INSU) .........................         3,000            36
 Reuters Group PLC (BUSI) ........................         5,500            72
 Robert Half International, Inc. (BUSI) ..........         1,400            35
 Shell Transport & Trading Co. PLC (OILX) ........        27,300           227
 Smiths Group PLC (DIOP) .........................         3,700            43
 The PMI Group, Inc. (INSU) ......................         1,700           124
 Unilever PLC (CNSU) .............................         9,400            79
 Vodafone AirTouch PLC (TELS)  ...................       128,238           284
                                                                        ------
                                                                         1,987
United States - 25.9%
 Advanced Micro Devices, Inc. (COMP) .............         2,800            81
 AES Corp. (UTIE) ................................         3,100           133
 Agere Systems, Inc. - Cl. A (ETRN)  .............         4,400            33
 Agilent Technologies, Inc. (ETRN)  ..............         2,000            65
 Air Products & Chemicals, Inc. (CHEM) ...........           900            41
 Alcoa, Inc. (META) ..............................         1,800            71
 Allstate Corp. (INSU) ...........................         1,300            57
 American Greetings Corp. - Cl. A (COMM) .........         5,200            57
 AOL Time Warner, Inc. (MEDI)  ...................         2,100           111
 Applied Materials, Inc. (ETRN)  .................         3,500           172
 AT&T Corp. (UTIT) ...............................         2,000            44
 AT&T Corp. - Liberty Media Group -
  Cl. A (MEDP) ...................................         7,000           122
 Baker Hughes, Inc. (OILX) .......................         2,700            90
 Bank of America Corp. (BANK)  ...................         4,700           282
 Berkshire Hathaway Inc. - Cl. A (DIOP) ..........             2           139
 Brocade Communications Systems, Inc. (COMP) .....         1,500            66
 Cablevision Systems Corp. (MEDI)  ...............         3,550            92
 Cablevision Systems Corp. - Cl. A (MEDI) ........         2,700           158
 Cadence Design Systems, Inc. (SOFT) .............         2,000            37
 Campbell Soup Co. (FOOD) ........................         3,300            85

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND


                                                                       Market
                    Name of Issuer                        Shares        Value
                                                                       (000's)
COMMON STOCK - CONTINUED
United States - Continued
 Charter Communications, Inc. - Cl. A (MEDI) .....         3,000      $     70
 CheckFree Corp. (SOFT) ..........................         1,900            67
 Circuit City Stores, Inc. (RETS)  ...............         6,900           124
 Cisco Systems, Inc. (ETRN) ......................         8,800           160
 Compaq Computer Corp. (COMP)  ...................         4,300            67
 Cox Communications, Inc. - Cl. A (TELS) .........         1,300            58
 DoubleClick, Inc. (SOFT) ........................         3,100            43
 Dover Corp. (MACH) ..............................           900            34
 Ecolab, Inc. (COMM) .............................         1,300            53
 Edison International (UTIT) .....................         3,000            33
 Exxon Mobil Corp. (OILE) ........................           400            35
 FleetBoston Financial Corp. (BANK)  .............         4,200           166
 Fluor Corp. (ENGI) ..............................         2,100            95
 General Mills, Inc. (FOOD) ......................         1,000            44
 General Motors Corp. (PART) .....................         1,000            64
 General Motors Corp. - Cl. H (AUTO) .............         1,800            36
 Genetech, Inc. (HEAL) ...........................         1,200            66
 H.J. Heinz Co. (FOOD) ...........................         1,300            53
 Hewlett-Packard Co. (COMP) ......................         4,500           129
 Household International, Inc. (LEND) ............         2,500           167
 Illinois Tool Works, Inc. (DIOP)  ...............         2,400           152
 IMC Global, Inc. (CHEM) .........................         7,200            73
 Intel Corp. (COMP) ..............................         2,100            61
 International Paper Co. (PAPR)  .................         1,300            46
 Intersil Holding Corp. (ETRN)  ..................         1,700            62
 Kellogg Co. (FOOD) ..............................         4,000           116
 KLA-Tencor Corp. (ETRN) .........................         2,400           140
 Kraft Foods, Inc. CL A (FOOD)  ..................         2,300            71
 Limited, Inc. (RETS) ............................         2,900            48
 Lowe's Cos., Inc. (RETS) ........................         3,000           218
 Macromedia, Inc. (SOFT) .........................         3,900            70
 Medtronic, Inc. (HEAL) ..........................         1,800            83
 Microsoft Corp. (SOFT) ..........................         1,100            80
 Motorola, Inc. (ETRN) ...........................         3,800            63
 Navistar International Corp., Inc.
  - Cl. B (AUTO) .................................         1,200            34
 Nike, Inc. - Cl. B (HOUS) .......................           900            38
 Nortel Networks Corp. (TELE)  ...................         4,000            36
 Novellus Systems, Inc. (ETRN)  ..................           700            40
 NRG Energy, Inc. (OILX) .........................         1,400            31
 Peoplesoft, Inc. (SOFT) .........................           900            44
 PepsiCo, Inc. (FOOD) ............................         2,200            97
 Pfizer, Inc. (HEAL) .............................         5,000           200
 PMC-Sierra, Inc. (ETRN) .........................         1,500            47
 Raytheon Co. (AERO) .............................         3,400            90
 Siebel Systems, Inc. (SOFT) .....................           800            38
 Sprint Corp. (UTIT) .............................         1,600            34
 Sprint PCS (PCS Group) (TELS)  ..................         3,500            85
 Teradyne, Inc. (ETRN) ...........................         3,000            99
 Texas Instruments, Inc. (ETRN)  .................         2,700            85
 The Walt Disney Co. (MEDI) ......................         1,000            29
 TMP Worldwide, Inc. (BUSI) ......................         1,100            66
 Transocean Sedco Forex, Inc. (OILS) .............         1,000            41
 Tyco International, Ltd. (DIOP)  ................         2,100           114
 TyCom, Ltd. (TELE) ..............................         2,700            46
 UAL Corp. (TRAN) ................................         2,700            95
 United Parcel Service, Inc. - Cl. B (TRAN) ......           700            41
 United Technologies Corp. (AERO)  ...............         1,800           132
 USA Education, Inc. (LEND) ......................         1,900           139
 USA Networks, Inc. (MEDI) .......................         4,500           126
 VeriSign, Inc. (SOFT) ...........................         1,000            60
 Viacom, Inc. - Cl. B (MEDI) .....................         1,000            52
 W.W. Grainger, Inc. (DIOP) ......................           900            37
 Washington Mutual, Inc. (BANK)  .................         7,350           276
 Weatherford International, Inc. (OILS) ..........         1,200            58
 Wells Fargo & Co. (BANK) ........................         2,000            93
 Williams Communication Group (TELE) .............         2,220             7
 Williams Cos., Inc. (OILX) ......................         2,700            89
                                                                      --------
                                                                         7,282
                                                                      --------
                               TOTAL COMMON STOCK-          58.9%       16,546
                                                                      --------

PREFERRED STOCK - 0.1%

Supra National - 0.1%
 UFJ International Finance
  (BERMUDA) 144A (FINL) ..........................     2,000,000            17
                                                                      --------
                            TOTAL PREFERRED STOCK-           0.1%           17
                                                                      --------
                                                            Par
                                                           Value
                                                          (000's)
PUBLICLY-TRADED BONDS

Canada - 1.0%
 Government of Canada (GOVF)
 7.25% due 06/01/07 ..............................           405           286

Denmark - 0.5%
 Kingdom of Denmark - Bullet Bond (GOVF)
 8.0% due 03/15/06 ...............................         1,100           141

Finland - 0.8%
 Republic of Finland - Bonds (GOVF)
 5.75% due 02/23/11 ..............................           250           218

France - 1.0%
 Government of France - Debs. (GOVF)
 4.0% due 10/25/09 ...............................           370           289

Germany - 3.4%
 Federal Republic of Germany - Bonds (GOVF)
 5.25% due 01/04/08 ..............................         1,000           869
 Kredit Fur Wiederaufbau (BANK)
 5.0% due 07/04/11 ...............................           100            82
                                                                      --------
                                                                           951

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                           Par         Market
                    Name of Issuer                        Value         Value
                                                         (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Japan - 1.8%
 Government of Japan - Bonds (GOVF)
 0.9% due 12/22/08 ...............................        30,000      $    242
 Government of Japan (GOVF)
 1.8% due 03/22/10 ...............................        30,000           257
                                                                      --------
                                                                           499
Luxembourg - 0.9%
 KFW International Finance (BANK)
 1.0% due 12/20/04 ...............................        30,000           247

Netherlands - 6.3%
 Netherlands Government - Bonds Series 1 & 2 (GOVF)
 6.0% due 01/15/06 ...............................         2,000         1,782

Supra National - 6.7%
 Asian Development Bank (BANK)
 5.625% due 02/18/02 .............................        40,000           332
 Bank of Ireland (BANK)
 6.45% due 02/10/10 ..............................           250           215
 British Telecommunications PLC (TELS)
 6.875% due 02/15/11 .............................           125           107
 FIixed Link Finance BV (FINL)
 6.3% due 08/28/25 ...............................           100           141
 International Bank of Reconstruction &
  Development - Debs. (BANK)
 4.75% due 12/20/04 ..............................        30,000           278
 International-American Development
  Bank - Bonds (BANK)
 1.9% due 07/08/09 ...............................        40,000           349
 Kingdom of Spain - Notes (GOVF)
 3.1% due 09/20/06 ...............................        50,000           458
                                                                      --------
                                                                         1,880
United Kingdom - 0.5%
 U.K. Treasury (GOVF)
 7.25% due 12/07/07 ..............................           100           154

United States - 12.7%
 Federal National Mortgage Assoc. (GOVA)
 5.25% due 01/15/09 ..............................           340           325
 Federal National Mortgage Assoc. - Sr. Notes
  (GOVA)
 2.125% due 10/09/07 .............................        40,000           352
 Nortel Networks, Ltd. - Notes (TELE)
 6.125% due 02/15/06 .............................           125           108
 U.S. Treasury Bills (GOVE)
 3.435% due 09/13/01  ............................            62            62
 U.S. Treasury - Bonds (GOVE)
 7.25% due 05/15/16 ..............................           250           285
 8.0% due 11/15/21 ...............................           635           791
 U.S. Treasury - Notes (GOVE)
 5.75% due 08/15/03 ..............................         1,115         1,147
 6.625% due 05/31/02 .............................           489           501
                                                                      --------
                                                                         3,571
                                                                      --------
                      TOTAL PUBLICLY-TRADED BONDS-          35.6%       10,018
                                                                      --------

SHORT-TERM INVESTMENTS - 3.3%
Investment in joint trading account
 3.97% due 07/02/01 ..............................    $      931           931
                                                      ----------      --------
                                TOTAL INVESTMENTS-          97.9%       27,512
                   Other Assets & Liabilities, Net           2.1%          594
                                                      ----------      --------
                                       NET ASSETS-         100.0%     $ 28,106
                                                      ==========      ========


ADR - American Depository Receipts.
GDR - Global Depository Receipts.
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $119 or 42% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY


                                                       Market       % of
                                          Industry      Value     Long-Term
               Industry                 Abbreviation   (000s)    Investments

Foreign Governmental .................      GOVF       $4,696        17.7%
Bank .................................      BANK        2,767        10.4
U.S. Governmental ....................      GOVE        2,786        10.5
Electronic Products & Services .......      ETRN        2,076         7.8
Health Care Products .................      HEAL        1,599         6.0
Telecommunication Services ...........      TELS          977         3.7
Diversified Operations ...............      DIOP          964         3.6
Media - TV / Radio ...................      MEDI          733         2.8
Insurance ............................      INSU          726         2.7
Food, Beverage & Tobacco .............      FOOD          712         2.7
U.S. Government Agencies .............      GOVA          677         2.5
Financial Services ...................      FINL          661         2.5
Retail - Department Stores ...........      RETS          629         2.4
Telecommunication Equipment ..........      COMP          619         2.3
Computer Software & Services .........      SOFT          582         2.2
Oil & Natural Gas Exploration &
 Production ..........................      OILX          574         2.2
Computer Equipment ...................      TELE          494         1.9
Automobile ...........................      AUTO          400         1.5
Personal & Commercial Lending ........      LEND          362         1.4
Aerospace & Defense ..................      AERO          351         1.3
Telephone ............................      UTIT          319         1.2
Commercial Sevices ...................      COMM          268         1.0
Media - Publishing ...................      MEDP          265         1.0
Leisure & Recreation .................      LEIS          232         0.9
Business Services ....................      BUSI          221         0.8
Oil ..................................      OILS          211         0.8
Electric Power .......................      UTIE          173         0.7
Engineering & Construction ...........      ENGI          170         0.6
Metals & Mining ......................      META          143         0.5
Transportation Services ..............      TRAN          136         0.5
Chemical .............................      CHEM          114         0.4
Housing ..............................      HOUS          110         0.4
Construction .........................      CONS          108         0.4
Machinary ............................      MACH           91         0.3
Container ............................      CONT           85         0.3
Consumer-Miscellaneous ...............      CNSU           79         0.3
Brokerage & Investment Management ....      FUND           77         0.3
Auto & Truck Parts ...................      PART           64         0.2
Electric Equipment ...................      ELEQ           53         0.2
Steel ................................      STEE           50         0.2
Precious Metals ......................      METP           49         0.2
Paper & Forset Products ..............      PAPR           46         0.2
Real Estate Operations ...............      REAL           43         0.2
Oil Eequipment & Service .............      OILE           35         0.1
Shoe & Apparel Manufacturing .........      APPA           27         0.1
Real Estate Investment Trust .........      REIT           27         0.1
                                                      -------      ------
                                                      $26,581       100.0%
                                                      =======      ======

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                         Market
         Name of Issuer                                Shares            Value
                                                                        (000's)
COMMON STOCK
Bank - 0.9%
 North Fork Bancorp, Inc. .....................       93,430          $  2,896
Brokerage & Investment Management - 1.0%
 E*Trade Group, Inc. * ........................      454,265             2,930

Commercial Services - 12.1%
 Apollo Group, Inc. - Cl. A * .................      239,178            10,153
 Cendant Corp. ................................      212,900             4,152
 Concord EFS, Inc. ............................       96,030             4,994
 Lamar Advertising Co. * ......................      145,515             6,403
 Plexus Corp. * ...............................       53,275             1,758
 TMP Worldwide, Inc. * ........................      154,895             9,294
                                                                      --------
                                                                        36,754
Consumer Miscellaneous - 1.6%
 University of Phoenix Online * ...............      114,805             4,879

Electric Power - 2.8%
 AES Corp. ....................................      104,260             4,489
 Calpine Corp. * ..............................       29,955             1,132
 Reliant  Resources, Inc. .....................      111,040             2,743
                                                                      --------
                                                                         8,364
Electrical Equipment - 1.1%
 Flextronics International Ltd. ...............      125,030             3,265

Electronic Products & Services - 11.5%
 Celestica, Inc. ..............................       32,995             1,699
 Cree, Inc. * .................................      387,525            10,132
 Integrated Device Technology, Inc. * .........      252,640             8,006
 Intersil Holding Corp. * .....................      176,175             6,413
 Semtech Corp. * ..............................      104,415             3,132
 Vitesse Semiconductor Corp. * ................      259,070             5,451
                                                                      --------
                                                                        34,833
Financial Services - 4.0%
 Paychex, Inc. ................................      299,393            11,978

Health Care Products - 22.2%
 Abgenix, Inc. * ..............................      143,710             6,467
 Andrx Corp. * ................................       86,855             6,688
 Cardinal Health, Inc. ........................       56,392             3,891
 CuraGen Corp. * ..............................      150,995             5,496
 Enzon, Inc. ..................................       88,360             5,522
 Human Genome Sciences, Inc. * ................       88,300             5,320
 Laboratory Corporation of America Holdings ...       72,450             5,571
 McKesson HBOC, Inc. ..........................      101,680             3,774
 Medarex, Inc. * ..............................      238,320             5,601
 Millennium Pharmaceuticals, Inc. * ...........      160,790             5,721
 OSI Pharmaceuticals, Inc. ....................      106,155             5,583
 Priority Healthcare Corp. - Cl B .............       68,125             1,927
 Sepracor, Inc. * .............................      138,080             5,494
                                                                      --------
                                                                        67,055
Health Care Services - 3.9%
 Community Health Systems, Inc. ...............      100,310             2,959
 Manor Care, Inc. .............................      101,915             3,236
 Quest Diagnostics, Inc. ......................       76,305             5,711
                                                                      --------
                                                                        11,906
Media - TV & Radio - 6.0%
 Charter Communications, Inc. - Cl. A .........      451,835            10,550
 Cox Radio, Inc. - Cl. A * ....................      101,080             2,815
 Entercom Communications Corp. * ..............       53,380             2,862
 Hispanic Broadcasting Corp. * ................       68,100             1,954
                                                                      --------
                                                                        18,181
Oil & Natural Gas Exploration & Production - 5.6%
 EOG Resources, Inc. ..........................       72,910             2,592
 Kinder Morgan, Inc. ..........................      211,335            10,620
 NRG Energy, Inc. .............................       53,275             1,176
 Valero Energy Corp. ..........................       72,335             2,660
                                                                      --------
                                                                        17,048
Oil - Equipment & Service - 4.1%
 Hanover Compressor Co. * .....................      265,055             8,771
 Universal Compression Holdings * .............      127,510             3,621
                                                                      --------
                                                                        12,392
Retail - Department Stores - 1.4%
 eBay, Inc. ...................................       61,590             4,218

Retail - Drug Stores - 1.2%
 Walgreen Co. .................................      103,115             3,521

Telecommunication Equipment - 8.0%
 American Tower Corp. - Cl. A .................      480,275             9,927
 SBA Communications Corp. .....................      172,680             4,274
 Sonus Networks, Inc. .........................      289,590             6,765
 TriQuint Semiconductor, Inc. .................      143,640             3,232
                                                                      --------
                                                                        24,198
Telecommunication Services - 7.3%
 Crown Castle International Corp. * ...........      565,955             9,282
 EchoStar Communications Corp. - Cl. A * ......      100,200             3,248
 Western Wireless Corp. - Cl. A * .............      221,470             9,523
                                                                      --------
                                                                        22,053
Transportation Services - 2.4%
 C.H. Robinson Worldwide, Inc. ................        3,060                86
 Expeditors International of
  Washington, Inc. ............................       24,570             1,474
 Ryanair Holdings PLC - ADR ...................      110,760             5,754
                                                                      --------
                                                                         7,314
                                                                      --------
                            TOTAL COMMON STOCK-         97.1%          293,785
                                                                      --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                      Par             Market
         Name of Issuer                              Value            Value
                                                    (000's)          (000's)
SHORT-TERM INVESTMENTS
Commercial Paper - 2.8%
 CIT Group Holdings, Inc.
  4.14% due 07/02/01 ..........................  $     8,398      $      8,398


                                                    Shares
Cash Equivalents - 4.0%
 Navigator Securities Lending Prime
  Portfolio **                                    12,189,354            12,189
                                                 -----------      ------------
                   TOTAL SHORT-TERM INVESTMENTS          6.8%           20,587
                                                 -----------      ------------
                             TOTAL INVESTMENTS-        103.9%          314,372
               Other Assets & Liabilities, Net-         (3.9)%         (11,825)
                                                 -----------      ------------
                                    NET ASSETS-        100.0%     $    302,547
                                                 ===========      ============

ADR-American Depository Receipts
*   Non-income producing security.
**  Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                        Market
              Name of Issuer                          Shares             Value
                                                                        (000's)
COMMON STOCK
Auto & Truck Parts - 2.6%
 Johnson Controls, Inc. .......................        3,200            $  232
 Lear Corp. ...................................        3,400               119
 Visteon Corp. ................................       13,300               244
                                                                        ------
                                                                           595
Bank - 6.7%
 Charter One Financial, Inc. ..................        7,300               233
 M&T Bank Corp. ...............................        2,100               158
 National Commerce Financial Corp. ............       10,500               256
 SouthTrust Corp. .............................       12,000               312
 Synovus Financial Corp. ......................        7,700               242
 TCF Financial Corp. ..........................        6,700               310
                                                                        ------
                                                                         1,511
Chemical - 3.8%
 Air Products & Chemicals, Inc. ...............        6,000               275
 Ashland, Inc. ................................        2,800               112
 Eastman Chemical Co. .........................        2,100               100
 Praxair, Inc. ................................        6,300               296
 Rohm & Haas Co. ..............................        2,300                76
                                                                        ------
                                                                           859
Commercial Services - 2.9%
 Avery Dennison Corp. .........................        3,900               199
 Concord EFS, Inc. ............................        5,700               297
 Ecolab, Inc. .................................        2,000                82
 Sybase, Inc. .................................        4,100                67
                                                                        ------
                                                                           645
Computer Equipment - 3.5%
 Advanced Micro Devices, Inc. .................        4,900               141
 Apple Computer, Inc. .........................        6,500               151
 Lexmark International Group, Inc. - Cl. A ....        7,402               498
                                                                        ------
                                                                           790
Computer Software & Services - 5.9%
 Adobe Systems, Inc. ..........................        1,300                61
 BMC Software, Inc. ...........................        3,000                68
 Cadence Design Systems, Inc. .................        8,100               151
 Citrix Systems, Inc. .........................        3,600               126
 Fiserv, Inc. .................................        1,800               115
 Intuit, Inc. .................................        3,500               140
 NCR Corp. ....................................        4,600               216
 SunGard Data Systems, Inc. ...................        9,900               297
 Synopsys, Inc. ...............................        3,100               150
                                                                        ------
                                                                         1,324
Consumer Miscellaneous - 2.2%
 Black & Decker Corp. .........................        7,500               296
 Parker-Hannifin Corp. ........................        5,000               212
                                                                        ------
                                                                           508
Cosmetic & Personal Care - 1.2%
 Avon Products, Inc. ..........................        5,700               264

Diversified Operations - 2.6%
 Danaher Corp. ................................        5,700               319
 ITT Industries, Inc. .........................        2,500               111
 Pall Corp. ...................................        4,800               113
 Reynolds & Reynolds Co. - Cl. A ..............        2,300                50
                                                                        ------
                                                                           593
Electric Power - 10.1%
 Allegheny Energy, Inc. .......................       12,800               618
 Calpine Corp. ................................        2,400                91
 Energy East Corp. ............................       15,700               328
 Exelon Corp. .................................        4,600               295
 Mirant Corp. .................................        9,900               340
 UtiliCorp United, Inc. .......................       19,700               602
                                                                        ------
                                                                         2,274
Electrical Equipment - 0.7%
 Cooper Industries, Inc. ......................        3,900               154

Electronic Products & Services - 5.1%
 Applera Corporation - Applied Biosystems
  Group .......................................        6,500               174
 Atmel Corp. ..................................        8,400               113
 LSI Logic Corp. ..............................        5,400               102
 Maxim Integrated Products, Inc. ..............        1,100                49
 Novellus Systems, Inc. .......................        2,500               142
 QLogic Corp. .................................        1,200                77
 Rockwell International Corp. .................        4,300               164
 Tektronix, Inc. ..............................        5,200               141
 Teradyne, Inc. ...............................        2,700                89
 Waters Corp. .................................        3,300                91
                                                                        ------
                                                                         1,142
Financial Services - 2.3%
 First Tennessee National Corp. ...............        5,800               201
 Stillwell Financial, Inc. ....................        9,700               326
                                                                        ------
                                                                           527
Food, Beverage & Tobacco - 3.0%
 Archer Daniels Midland Co. ...................       29,047               378
 Hormel Foods Corp. ...........................        3,700                90
 UST, Inc. ....................................        7,500               216
                                                                        ------
                                                                           684
Health Care Products - 4.7%
 Allergan, Inc. ...............................        3,500               299
 Cephalon, Inc. ...............................        2,500               176
 Invitrogen Corp. .............................        2,700               194
 King Pharmaceuticals, Inc. ...................        2,800               151
 Laboratory Corporation of America Holdings ...        1,900               146
 Millipore Corp. ..............................        1,600                99
                                                                        ------
                                                                         1,065
Health Care Services - 4.5%
 Lincare Holdings, Inc. .......................       10,200               306

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                        Market
              Name of Issuer                          Shares             Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Health Care Services - Continued
 St. Jude Medical, Inc. .......................        1,100           $    66
 Trigon Healthcare, Inc. ......................        9,271               601
 Universal Health Services, Inc. - Cl. B ......          900                41
                                                                       -------
                                                                         1,014
Housing - 1.5%
 Centex Corp. .................................        8,100               330

Insurance - 7.2%
 Everest Re Group, Ltd. .......................        1,000                75
 Hartford Financial Services Group, Inc. ......        2,000               137
 Lincoln National Corp. .......................        7,800               403
 PartnerRe, Ltd. ..............................        3,100               172
 St. Paul Cos., Inc. ..........................        7,700               390
 Torchmark, Inc. ..............................        5,900               237
 XL Capital, Ltd. - Cl. A .....................        2,700               222
                                                                       -------
                                                                         1,636
Leisure & Recreation - 2.0%
 Mattel, Inc. .................................        7,000               133
 Sabre Group Holdings, Inc. ...................        6,600               330
                                                                       -------
                                                                           463
Media - Publishing - 0.9%
 Knight-Ridder, Inc. ..........................        2,100               125
 New York Times Co. - Cl. A ...................        1,700                71
                                                                       -------
                                                                           196
Media - TV & Radio - 1.0%
 Westwood One, Inc. ...........................        5,900               217

Metals & Mining - 0.5%
 Alcan Aluminum, Ltd. .........................        2,600               109

Oil - 0.7%
 Conoco, Inc. - Cl. A .........................        5,300               150

Oil & Natural Gas Exploration & Production - 4.8%
 Amerada Hess Corp. ...........................        2,900               234
 Apache Corp. .................................        1,800                91
 Noble Drilling Corp. .........................        5,000               164
 Sempra Energy ................................        4,000               110
 Sunoco, Inc. .................................        4,400               161
 USX-Marathon Group ...........................       11,100               328
                                                                       -------
                                                                         1,088
Oil - Equipment & Service - 2.1%
 BJ Services Co. ..............................       16,700               474

Paper & Forest Products - 1.1%
 Abitibi-Consolidated, Inc. ...................       18,800               144
 Westvaco Corp. ...............................        4,800               116
                                                                       -------
                                                                           260
Precious Metals/Gems/Stones - 0.3%
 Freeport-McMoRan Copper & Gold, Inc. - Cl. B .        6,500                72

Retail - Department Stores - 5.3%
 Abercrombie & Fitch Co. ......................        3,400           $   151
 Bed Bath & Beyond, Inc. ......................       11,200               350
 BJ's Wholesale Club, Inc. ....................          900                48
 Family Dollar Stores, Inc. ...................        6,100               156
 J.C. Penney Co., Inc. ........................        1,700                45
 Kohl's Corp. .................................          700                44
 TJX Cos., Inc. ...............................        7,500               239
 Toys "R" Us, Inc. ............................        6,800               168
                                                                       -------
                                                                         1,201
Retail - Food - 1.6%
 Brinker International, Inc. ..................        3,300                85
 Darden Restaurants, Inc. .....................        2,300                64
 Starbucks Corp. ..............................        6,000               138
 Wendy's International, Inc. ..................        2,800                72
                                                                       -------
                                                                           359
Shoe & Apparel Manufacturing - 0.8%
 Nike, Inc. - Cl. B ...........................        2,500               105
 V.F. Corp. ...................................        1,900                69
                                                                       -------
                                                                           174
Steel - 0.6%
 Nucor Corp. ..................................        2,800               137

Telecommunication Equipment - 0.6%
 Comverse Technology, Inc. ....................        1,200                69
 Linear Technology Corp. ......................        1,700                75
                                                                       -------
                                                                           144
Telecommunication Services - 1.9%
 Broadwing, Inc. ..............................       11,700               286
 EchoStar Communications Corp. - Cl. A ........        4,700               153
                                                                       -------
                                                                           439
Telephone - 1.1%
 Telephone and Data Systems, Inc. .............        2,300               250

Transportation Services - 3.8%
 AMR Corp. ....................................        2,400                87
 Canadian Pacific, Ltd. .......................        3,100               120
 CSX Corp. ....................................        5,700               207
 Norfolk Southern Corp. .......................        9,900               205
 Northwest Airlines Corp. .....................        2,700                68
 Southwest Airlines Co. .......................        9,100               168
                                                                       -------
                                                                           855
                                                                       -------
                            TOTAL COMMON STOCK-         99.6%           22,503
                                                                        ------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                       Par             Market
                                                      Value             Value
                                                     (000's)           (000's)
SHORT-TERM INVESTMENTS - 0.0%
 Investment in joint trading account
  3.97% due 07/02/01 ..........................      $     5           $     5
                                                     -------           -------
                             TOTAL INVESTMENTS-         99.6%           22,508
               Other Assets & Liabilities, Net-          0.4%               91
                                                     -------           -------
                                    NET ASSETS-        100.0%          $22,599
                                                     =======           =======

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                       Market
              Name of Issuer                         Shares             Value
                                                                       (000's)
COMMON STOCK
Aerospace & Defense - 3.1%
 Honeywell International, Inc. ................       83,500           $ 2,922
 Lockheed Martin Corp. ........................      111,000             4,112
                                                                       -------
                                                                         7,034
Auto & Truck Parts - 1.1%
 Dana Corp. ...................................        7,400               173
 Genuine Parts Co. ............................       59,200             1,865
 TRW, Inc. ....................................       10,400               426
                                                                       -------
                                                                         2,464
Automobile - 0.5%
 Ford Motor Co. ...............................       47,500             1,166

Bank - 9.7%
 Bank of America Corp. ........................       37,200             2,233
 Bank One Corp. ...............................       75,100             2,689
 FleetBoston Financial Corp. ..................       87,972             3,471
 JP Morgan Chase & Co. ........................       63,230             2,820
 Mellon Financial Corp. .......................      108,400             4,986
 Mercantile Bankshares Corp. ..................       34,900             1,366
 National City Corp. ..........................       44,100             1,357
 US Bancorp ...................................       43,700               996
 Wells Fargo & Co. ............................       40,900             1,899
                                                                       -------
                                                                        21,817
Business Services - 1.0%
 Dun & Bradstreet Corp. .......................       23,500               663
 H&R Block, Inc. ..............................       23,400             1,510
                                                                       -------
                                                                         2,173
Chemical - 3.1%
 Dow Chemical Co. .............................       46,500             1,546
 E.I. du Pont de Nemours & Co. ................       63,700             3,073
 Great Lakes Chemical Corp. ...................       47,000             1,450
 Hercules, Inc. ...............................       71,700               810
                                                                       -------
                                                                         6,879
Commercial Services - 1.3%
 R.R. Donnelley & Sons Co. ....................       50,100             1,488
 The Dun & Bradstreet Corp. * .................       46,100             1,544
                                                                       -------
                                                                         3,032
Computer Equipment - 1.8%
 Compaq Computer Corp. ........................       54,600               845
 Hewlett-Packard Co. ..........................       58,000             1,659
 Intel Corp. ..................................       33,400               977
 Xerox Corp. ..................................       63,000               603
                                                                       -------
                                                                         4,084
Computer Software & Services - 1.2%
 BMC Software, Inc.* ..........................        3,000                68
 Microsoft Corp. ..............................       28,500             2,080
 Unisys Corp. * ...............................       38,600               568
                                                                       -------
                                                                         2,716
Construction - 0.8%
 Armstrong Holdings, Inc. .....................       18,400           $    65
 Stanley Works ................................       41,700             1,747
                                                                       -------
                                                                         1,812
Consumer Miscellaneous - 2.0%
 Black & Decker Corp. .........................       17,700               698
 Clorox Co. ...................................       38,400             1,300
 Fortune Brands, Inc. .........................       57,500             2,206
 Newell Rubbermaid, Inc. ......................        8,000               201
                                                                       -------
                                                                         4,405
Cosmetic & Personal Care - 2.7%
 Gillette Co. .................................       82,500             2,392
 International Flavors & Fragrances, Inc ......       59,300             1,490
 Procter & Gamble Co. .........................       32,800             2,092
                                                                       -------
                                                                         5,974
Diversified Operations - 1.7%
 Corning, Inc. ................................       38,900               650
 Eaton Corp. ..................................       16,300             1,143
 Pall Corp. ...................................       85,100             2,002
                                                                       -------
                                                                         3,795
Electric Power - 3.0%
 Duke Energy Co. ..............................       25,200               983
 Exelon Corp. .................................       36,375             2,332
 Firstenergy Corp. ............................       38,800             1,248
 Mirant Corp. .................................        3,902               134
 Niagara Mohawk Holdings, Inc. ................       39,100               692
 Southern Co. .................................       60,900             1,416
                                                                       -------
                                                                         6,805
Electrical Equipment - 0.3%
 Cooper Industries, Inc. ......................       17,000               673

Electronic Products & Services - 3.5%
 Agere Systems, Inc. - Cl. A ..................      137,700             1,033
 Axcelis Technologies, Inc. ...................        3,800                56
 Hubbell, Inc. - Cl. B ........................       54,100             1,569
 Motorola, Inc. ...............................       94,400             1,563
 Rockwell International Corp. .................       55,600             2,119
 Texas Instruments, Inc. ......................       48,500             1,528
                                                                       -------
                                                                         7,868
Food, Beverage & Tobacco - 7.3%
 Brown-Forman Corp. - Cl. B ...................       28,000             1,790
 Campbell Soup Co. ............................       52,300             1,347
 General Mills, Inc. ..........................       51,200             2,241
 H.J. Heinz Co. ...............................       38,100             1,558
 Hershey Foods Corp. ..........................       46,000             2,839
 Kellogg Co. ..................................       33,900               983
 McCormick & Co., Inc. ........................       32,600             1,370
 Philip Morris Cos., Inc. .....................       45,200             2,294
 UST, Inc. ....................................       72,100             2,081
                                                                       -------
                                                                        16,503

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                      Market
              Name of Issuer                         Shares            Value
                                                                      (000's)
COMMON STOCK - CONTINUED
Health Care Products - 5.3%
 Abbott Laboratories ..........................       46,600          $  2,237
 American Home Products Corp. .................       63,500             3,711
 Becton, Dickinson & Co. ......................       41,200             1,475
 Bristol-Myers Squibb Co. .....................       38,300             2,003
 Pharmacia Corp. ..............................       14,675               674
 Schering-Plough Corp. ........................       47,600             1,725
                                                                       -------
                                                                        11,825
Insurance - 6.4%
 American General Corp. .......................       69,300             3,219
 Aon Corp. ....................................       36,000             1,260
 Chubb Corp. ..................................       33,700             2,610
 Lincoln National Corp. .......................       31,800             1,646
 Safeco Corp. .................................       53,700             1,584
 St. Paul Cos., Inc. ..........................       28,652             1,452
 UnumProvident Corp. ..........................       82,700             2,656
                                                                       -------
                                                                        14,427
Leisure & Recreation - 3.4%
 Eastman Kodak Co. ............................       47,400             2,213
 Hasbro, Inc. .................................      103,900             1,501
 Hilton Hotels Corp. ..........................      113,200             1,313
 Starwood Hotels & Resorts Worldwide, Inc. ....       67,300             2,509
                                                                       -------
                                                                         7,536
Media - Publishing - 1.9%
 Dow Jones & Co., Inc. ........................       26,100             1,558
 Knight-Ridder, Inc. ..........................       39,300             2,331
 Readers Digest Association, Inc. - Cl. A .....       16,500               474
                                                                       -------
                                                                         4,363
Media - TV & Radio - 1.0%
 The Walt Disney Co. ..........................       78,700             2,274

Metals & Mining - 1.7%
 Minnesota Mining & Manufacturing Co. .........       27,400             3,126
 Phelps Dodge Corp. ...........................       17,100               710
                                                                       -------
                                                                         3,836
Oil - 1.7%
 Baker Hughes, Inc. ...........................       37,100             1,243
 Royal Dutch Petroleum Co. - NY Shares ........       44,500             2,593
                                                                       -------
                                                                         3,836
Oil & Natural Gas Exploration & Production - 9.8%
 Amerada Hess Corp. ...........................       26,000             2,101
 BP Amoco PLC - ADR ...........................       82,332             4,104
 Chevron Corp. ................................       34,400             3,113
 Exxon Mobil Corp. ............................       64,267             5,614
 Texaco, Inc. .................................       53,400             3,556
 Unocal Corp. .................................       66,400             2,268
 USX-Marathon Group ...........................       42,500             1,254
                                                                       -------
                                                                        22,010
Paper & Forest Products - 2.4%
 International Paper Co. ......................       87,170             3,112
 Kimberly-Clark Corp. .........................       28,800             1,610
 Mead Corp. ...................................       23,100               627
                                                                       -------
                                                                         5,349
Personal & Commercial Lending - 1.2%
 Citigroup, Inc. ..............................       51,566             2,725

Pollution Control - 1.4%
 Waste Management, Inc. .......................      101,290             3,122

Real Estate Investment Trust - 0.9%
 Simon Property Group, Inc. ...................       64,700             1,939

Real Estate Operations - 0.5%
 Rouse Co. ....................................       42,300             1,212

Retail - Department Stores - 2.4%
 J.C. Penney Co., Inc. ........................       28,000               738
 May Department Stores Co. ....................       57,650             1,975
 Toys "R" Us, Inc. *  .........................      108,500             2,686
                                                                       -------
                                                                         5,399
Retail - Food - 1.1%
 Albertson's, Inc. ............................       15,400               462
 McDonald's Corp. .............................       72,200             1,954
                                                                       -------
                                                                         2,416
Telecommunication Equipment - 0.1%
 Lucent Technologies, Inc. ....................       46,900               291

Telecommunication Services - 1.6%
 Verizon Communications .......................       68,716             3,676

Telephone - 4.9%
 Alltel Corp. .................................       45,300             2,775
 AT&T Corp. ...................................       77,400             1,703
 BellSouth Corp. ..............................       52,500             2,114
 SBC Communications, Inc. .....................       73,355             2,939
 Sprint Corp. .................................       71,500             1,527
                                                                       -------
                                                                        11,058
Transportation Services - 2.6%
 Norfolk Southern Corp. .......................       81,900             1,695
 Union Pacific Corp. ..........................       74,300             4,080
                                                                       -------
                                                                         5,775
U.S. Government Agencies - 1.6%
 Federal National Mortgage Assoc ..............       41,400             3,525
                                                                       -------
                            TOTAL COMMON STOCK-         96.0%          215,794
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                      Par              Market
              Name of Issuer                         Value              Value
                                                    (000's)            (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 3.8%
 Investment in joint trading account
 3.97% due 07/02/01 ...........................   $    8,673          $  8,673


                                                    Shares
Cash Equvalents - 2.6%
 Navigator Securities Lending Prime
  Portfolio **                                     5,765,047             5,765
                                                  ----------          --------
                   TOTAL SHORT-TERM INVESTMENTS          6.4%           14,438
                                                  ----------          --------
                             TOTAL INVESTMENTS-        102.4%          230,232
               Other Assets & Liabilities, Net-         (2.4)%          (5,506)
                                                  ----------          --------
                                    NET ASSETS-        100.0%         $224,726
                                                  ==========          ========

ADR-American Depository Receipts
*   Non-income producing security.
**  Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                    Shares             Value
                                                                        (000's)
COMMON STOCK
Aerospace & Defense - 2.4%
 Boeing Co. ...................................        2,110            $  117
 General Dynamics Corp ........................        4,130               321
 Honeywell International, Inc. ................        4,450               156
 Lockheed Martin Corp. ........................        7,370               273
 Raytheon Co. .................................          790                21
 United Technologies Corp .....................        2,040               150
                                                                        ------
                                                                         1,038
Auto & Truck Parts - 0.8%
 Goodyear Tire & Rubber Co. ...................          870                24
 Johnson Controls, Inc ........................        4,260               309
 Visteon Corp. ................................          100                 2
                                                                        ------
                                                                           335
Automobile - 1.3%
 Ford Motor Co. ...............................        4,280               105
 General Motors Corp. .........................        7,110               458
 General Motors Corp. - Cl. H .................        1,400                28
                                                                        ------
                                                                           591
Bank - 10.6%
 Bank of America Corp. ........................       13,780               827
 Bank of New York Co., Inc. ...................        7,040               338
 Bank One Corp. ...............................        4,110               147
 BB&T, Corp. ..................................        3,150               116
 Comerica, Inc. ...............................        2,200               127
 Fifth Third Bancorp ..........................        1,980               119
 FleetBoston Financial Corp ...................        6,270               247
 Hudson City Bancorp, Inc .....................        3,120                72
 Investors Financial Services Corp. ...........        1,740               117
 JP Morgan Chase & Co. ........................        6,020               268
 M&T Bank Corp. ...............................        3,480               263
 Mellon Financial Corp ........................        3,610               166
 National City Corp. ..........................        3,180                98
 Northern Trust Corp. .........................        2,110               132
 PNC Bank Corp. ...............................        4,070               268
 Popular, Inc. ................................          610                20
 Regions Financial Corp .......................        1,140                36
 SouthTrust Corp. .............................          530                14
 State Street Corp. ...........................          100                 5
 Suntrust Banks, Inc. .........................        6,300               408
 TCF Financial Corp. ..........................          700                32
 US Bancorp ...................................        3,260                74
 Washington Mutual, Inc .......................       11,420               429
 Wells Fargo & Co. ............................        7,070               328
 Zions Bancorp ................................          440                26
                                                                        ------
                                                                         4,677
Brokerage & Investment Management - 0.4%
 Morgan Stanley, Dean Witter,
      Discover & Co. ..........................        2,800               180

Building Materials - 0.1%
 Monsanto Co. .................................          910                34

Business Services - 0.1%
 Express Scripts, Inc. - Cl. A * ..............          540                30

Chemical - 1.6%
 Ashland, Inc. ................................        5,090               204
 Cabot Corp. ..................................          790                29
 Dow Chemical Co. .............................        4,540               151
 Engelhard Corp. ..............................        2,380                61
 Sigma-Aldrich Corp. ..........................        6,210               240
                                                                        ------
                                                                           685
Coal - 0.0%
 Arch Coal, Inc. ..............................          100                 3

Commercial Services - 1.0%
 Apollo Group, Inc. -  Cl. A ..................        2,090                89
 Avery Dennison Corp. .........................          610                31
 Cendant Corp. * ..............................          440                 8
 Ecolab, Inc. .................................        2,630               108
 Omnicom Group, Inc. ..........................        2,500               215
                                                                        ------
                                                                           451
Computer Equipment - 1.6%
 Dell Computer Corp. ..........................          100                 3
 EMC Corp. ....................................          520                15
 Hewlett-Packard Co. ..........................        2,300                66
 International Business Machines Corp. ........        5,180               585
 Tech Data Corp. * ............................          700                23
 Xerox Corp. ..................................          200                 2
                                                                        ------
                                                                           694
Computer Software & Services - 1.9%
 3Com Corp.* ..................................          610                 3
 Affiliated Computer Services, Inc.
 - Cl. A * ....................................        3,460               249
 At Home Corp. - Ser A ........................          610                 1
 EarthLink, Inc. ..............................          100                 2
 Electronic Data Systems Corp. ................        1,300                81
 First Data Corp. .............................        2,960               190
 Intuit, Inc. * ...............................          350                14
 Pixar, Inc. ..................................        1,400                57
 Progressive Corp. ............................        1,830               247
                                                                        ------
                                                                           844
Consumer Miscellaneous - 0.5%
 Harley-Davidson, Inc. ........................        2,510               118
 Ingram Micro, Inc. - Cl. A * .................        3,860                56
 Sherwin-Williams Co. .........................        2,410                54
                                                                        ------
                                                                           228
Cosmetic & Personal Care - 3.4%
 Alberto-Culver Co. - Cl. B ...................        1,580                66
 Avon Products, Inc. ..........................        3,190               148
 Colgate-Palmolive Co. ........................        5,310               313
 Estee Lauder Cos., Inc. - Cl. A ..............        1,310                57
 Procter & Gamble Co. .........................       13,310               849

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                     Shares            Value
                                                                        (000's)
COMMON STOCK - Continued
Cosmetic & Personal Care - Continued
 Unilever NV - NY Shares ......................          700           $    42
                                                                        ------
                                                                         1,475
Diversified Operations - 1.1%
 Danaher Corp. ................................        1,050                59
 General Electric Co. .........................        2,460               120
 ITT Industries, Inc. .........................          610                27
 Tyco International, Ltd ......................        4,330               236
 W.W. Grainger, Inc. ..........................        1,500                61
                                                                        ------
                                                                           503
Electric Power - 2.8%
 Consolidated Edison, Inc .....................          270                11
 Dominion Resources, Inc ......................        1,150                69
 Emerson Electric Co. .........................          960                58
 Energy East Corp. ............................        1,400                29
 Entergy Corp. ................................        3,430               132
 Exelon Corp. .................................        1,180                76
 Firstenergy Corp. ............................          440                14
 Mirant Corp.* ................................        3,550               122
 PG&E Corp. ...................................        2,980                33
 PPL Corp. ....................................        2,090               115
 Reliant Energy, Inc. .........................        6,410               207
 TXU Corp. ....................................        1,310                63
 UtiliCorp United, Inc ........................       10,180               311
                                                                        ------
                                                                         1,240
Electronic Products & Services - 0.8%
 Agilent Technologies, Inc ....................          100                 3
 Avnet, Inc. ..................................          700                16
 AVX Corp. ....................................        1,050                22
 Ball Corp. ...................................        1,940                92
 KLA-Tencor Corp. .............................          700                41
 Motorola, Inc. ...............................          300                 5
 PerkinElmer, Inc. ............................          940                26
 Sanmina Corp. *  .............................        3,390                79
 Solectron Corp. *  ...........................        3,800                70
                                                                        ------
                                                                           354
Energy - Alternative Source - 0.7%
 Dynegy, Inc. - Cl.A ..........................        4,550               211
 Massey Energy Co. ............................        5,860               116
                                                                        ------
                                                                           327
Financial Services - 3.6%
 American Express Co. .........................          960                37
 CNA Financial Corp. * ........................        8,390               331
 Federated Investments, Inc. - Cl. B ..........          790                25
 Heller Financial, Inc ........................        5,970               239
 Internet Capital Group, Inc. * ...............          350                 1
 Lehman Brothers Holdings, Inc. ...............        5,530               430
 Merrill Lynch & Co., Inc. ....................        5,850               347
 SEI Investments Co. ..........................        1,920                91
 Wesco Financial Corp. ........................          200                69
                                                                        ------
                                                                         1,570
Food, Beverage & Tobacco - 3.9%
 IBP, Inc. ....................................          260                 7
 Pepsi Bottling Group, Inc ....................        1,760                71
 PepsiCo, Inc. ................................        4,110               182
 Philip Morris Cos., Inc ......................       10,980               557
 Quaker Oats Co. ..............................          350                32
 R.J. Reynolds Tobacco Holdings, Inc. *  ......        3,150               172
 Ralston-Ralston Purina Group .................        2,520                76
 Sara Lee Corp. ...............................        6,820               129
 Smithfield Foods, Inc. .......................        3,260               131
 Sysco Corp. ..................................       11,910               323
 Tyson Foods, Inc. - Cl. A ....................          960                 9
 UST, Inc. ....................................        1,160                33
                                                                        ------
                                                                         1,722
Health Care Products - 7.6%
 Abbott Laboratories ..........................        7,340               353
 American Home Products Corp. .................        7,670               448
 Baxter International, Inc. ...................        2,280               112
 Bristol-Myers Squibb Co. .....................        2,090               109
 Cardinal Health, Inc. ........................        5,510               380
 Eli Lilly & Co. ..............................        1,900               141
 Johnson & Johnson ............................       13,200               660
 McKesson HBOC, Inc. ..........................       10,920               405
 Medtronic, Inc. ..............................        1,400                65
 Merck & Co., Inc. ............................        4,370               279
 Patterson Dental Co. * .......................          960                29
 UnitedHealth Group, Inc. .....................        5,480               338
                                                                        ------
                                                                         3,319
Health Care Services - 0.3%
 AmeriSource Health Corp. - Cl. A * ...........        1,100                61
 Caremark Rx, Inc. ............................        3,020                50
 PacifiCare Health Systems, Inc. * ............        1,490                24
 WebMD Corp. * ................................          270                 2
                                                                        ------
                                                                           137
Housing - 0.3%
 Pulte Corp. ..................................        2,630               112

Insurance - 4.9%
 Allstate Corp. ...............................        5,230               230
 American General Corp. .......................        2,280               106
 American International Group, Inc. ...........       10,960               942
 Cigna Corp. ..................................          910                87
 Everest Re Group, Ltd. .......................          610                46
 Hartford Financial Services Group, Inc. ......          790                54
 Metlife, Inc. ................................        9,610               298
 Nationwide Financial Services - Cl. A ........        7,440               325
 The MONY Group, Inc. .........................        1,170                47
                                                                        ------
                                                                         2,135

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                    Shares             Value
                                                                        (000's)
COMMON STOCK - Continued
Leisure & Recreation - 1.7%
 Blockbuster, Inc. - Cl. A ....................        1,330            $   24
 Brunswick Corp. ..............................        1,460                35
 International Game Technology ................        4,450               279
 Loews Corp. ..................................        6,060               391
 Sabre Group Holdings, Inc. *  ................          690                35
                                                                        ------
                                                                           764
Machinery - 0.1%
 Dover Corp. ..................................          100                 4
 Thermo Electron Corp. * ......................        1,850                41
                                                                        ------
                                                                            45
Media - Publishing - 0.4%
 McClatchy Newspapers, Inc. - Cl. A ...........          750                29
 New York Times Co. - Cl. A ...................          700                29
 Tribune Co. ..................................        3,150               127
                                                                        ------
                                                                           185
Media - TV / Radio - 2.2%
 AOL Time Warner, Inc. * ......................        1,910               101
 BHC Communications, Inc. - Cl. A * ...........          310                43
 Charter Communications, Inc. - Cl. A * .......        2,250                52
 Comcast Corp. - Cl. A ........................        3,320               144
 Fox Entertainment Group, Inc. - Cl. A * ......        1,400                39
 The Walt Disney Co. ..........................        7,890               228
 USA Networks, Inc.* ..........................          270                 8
 Viacom, Inc. - Cl. B * .......................        7,030               364
                                                                        ------
                                                                           979
Metals & Mining - 1.8%
 Alcan Aluminum, Ltd. .........................          700                29
 Alcoa, Inc. ..................................        2,640               104
 Inco, Ltd. ...................................        2,550                44
 Minnesota Mining & Manufacturing Co. .........        5,350               611
                                                                        ------
                                                                           788
Natural Gas Distribution - 0.4%
 Enron Corp. ..................................          440                21
 KeySpan Corp. ................................        2,380                87
 Nicor, Inc. ..................................        1,310                51
                                                                        ------
                                                                           159
Oil - 0.4%
 ONEOK, Inc. ..................................        7,180               141
 Tosco Corp. ..................................          610                27
                                                                        ------
                                                                           168
Oil & Natural Gas Exploration & Production - 9.4%
 Amerada Hess Corp. ...........................        1,490               120
 Chevron Corp. ................................        6,010               544
 Conoco, Inc. - Cl. B .........................        9,780               283
 Exxon Mobil Corp. ............................       26,370             2,303
 Helmerich & Payne, Inc. ......................        1,490                46
 Kerr-McGee Corp. .............................        1,050                69
 Occidental Petroleum Corp. ...................        6,380               170
 Phillips Petroleum Co. .......................        3,670               209
 Sunoco, Inc. .................................          890                33
 Texaco, Inc. .................................        3,450               230
 Ultramar Diamond Shamrock Corp. ..............          420                20
 USX-Marathon Group ...........................        3,500               103
                                                                        ------
                                                                         4,130
Oil - Equipment & Service - 0.0%
 BJ Services Co. *  ...........................          540                15
Paper & Forest Products - 0.3%
 Boise Cascade Corp. ..........................          100                 4
 Georgia-Pacific Corp. ........................          200                 7
 International Paper Co. ......................          700                25
 Kimberly-Clark Corp. .........................        1,420                79
 Weyerhaeuser Co. .............................          440                24
                                                                        ------
                                                                           139
Personal & Commercial Lending - 5.3%
 Citigroup, Inc. ..............................       36,670             1,938
 Countrywide Credit Industries, Inc. ..........        8,430               387
 MBNA Corp. ...................................          610                20
                                                                        ------
                                                                         2,345
Pollution Control - 1.0%
 Republic Services, Inc. - Cl. A ..............        2,460                49
 Waste Management, Inc. .......................       12,530               386
                                                                        ------
                                                                           435
Real Estate Development - 0.3%
 Lennar Corp. .................................        3,410               142

Real Estate Investment Trust - 1.1%
 Archstone Communities Trust ..................          960                25
 Avalonbay Communities, Inc. ..................        2,300               108
 Equity Office Properties Trust ...............        4,150               131
 Equity Residential Properties Trust ..........        3,240               183
 Marriott International, Inc. - Cl. A .........          540                26
 Simon Property Group, Inc. ...................          440                13
                                                                        ------
                                                                           486
Retail - Department Stores - 2.2%
 BJ's Wholesale Club, Inc. ....................        6,850               365
 Dillard's, Inc. - Cl. A ......................        2,670                41
 Federated Department Stores, Inc. *  .........          520                22
 Kohl's Corp. .................................          960                60
 Payless ShoeSource, Inc. *  ..................        2,560               166
 Sears, Roebuck & Co. .........................        2,550               108
 Target Corp. .................................        4,200               145
 Wal-Mart Stores, Inc. ........................        1,050                51
                                                                        ------
                                                                           958

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                    Shares             Value
                                                                        (000's)
COMMON STOCK - Continued
Retail - Drug Stores - 0.9%
 CVS Corp. ....................................        5,450           $   210
 Walgreen Co. .................................        5,190               177
                                                                        ------
                                                                           387
Retail - Food - 0.2%
 Brinker International, Inc. *  ...............        1,250                32
 Darden Restaurants, Inc. .....................          810                23
 Safeway, Inc. *  .............................          690                33
                                                                        ------
                                                                            88
Shoe & Apparel Manufacturing - 0.2%
 Liz Claiborne, Inc. ..........................          440                22
 Nike, Inc. - Cl. B ...........................          440                18
 Reebok International, Ltd. ...................        1,580                51
                                                                        ------
                                                                            91
Telecommunication Equipment - 0.7%
 Comverse Technology, Inc. ....................          700                40
 Covad Communications Group, Inc. * ...........           80
 L-3 Communications Holdings, Corp. *  ........        1,050                80
 Linear Technology Corp. ......................        1,400                62
 Lucent Technologies, Inc. ....................          300                 2
 Micron Technology, Inc. ......................        1,500                62
 Nortel Networks Corp. ........................          120                 1
 Scientific-Atlanta, Inc. .....................        1,360                55
 Tellabs, Inc. *  .............................          790                15
                                                                        ------
                                                                           317
Telecommunication Services - 4.1%
 BCE, Inc. ....................................        3,250                85
 Cox Communications, Inc. - Cl. A .............        6,780               300
 United States Cellular Corp. *  ..............        1,320                76
 Verizon Communications .......................       23,650             1,265
 WorldCom, Inc. * .............................        5,921                85
 XO Communications, Inc. ......................          440                 1
                                                                        ------
                                                                         1,812
Telephone - 6.2%
 Alltel Corp. .................................        5,380               330
 AT&T Corp. ...................................       22,430               493
 AT&T Corp. - Liberty Media Group - Cl. A .....       23,560               412
 AT&T Wireless Group ..........................        6,800               111
 BellSouth Corp. ..............................        7,510               302
 Constellation Energy Group ...................          100                 4
 Level 3 Communications, Inc. * ...............          270                 1
 Qwest Communications International , Inc. ....        3,910               125
 SBC Communications, Inc. .....................       16,740               671
 Telephone and Data Systems, Inc. .............        2,360               257
                                                                        ------
                                                                         2,706
Transportation Services - 1.3%
 Burlington Northern Santa Fe Corp. ...........          610                18
 Canadian National Railway Co. ................        3,410               138
 CSX Corp. ....................................        3,410               124
 Expeditors International of Washington,
  Inc. ........................................        1,640                98
 Southwest Airlines Co. .......................        1,180                22
 UAL Corp. ....................................        2,580                91
 Union Pacific Corp. ..........................          800                44
 United Parcel Service, Inc. - Cl. B * ........          990                57
                                                                        ------
                                                                           592
U.S. Government Agencies - 2.8%
 Federal Home Loan Mortgage Corp. .............        5,920               414
 Federal National Mortgage Assoc. .............        9,850               839
                                                                        ------
                                                                         1,253
                                                                        ------
   TOTAL COMMON STOCK- ........................         94.7%           41,668
                                                                        ------

                                                        Par
                                                       Value
                                                      (000's)
SHORT-TERM INVESTMENTS - 7.3%
 Investment in joint repurchase agreement
  with Goldman Sachs &  Co., 4.11% due
  07/02/01. (Secured by various U.S.
  Treasury obligations and U.S. Government
  Agency Bonds)                                       $3,200             3,200
                                                   ----------      ------------
                             TOTAL INVESTMENTS-        102.0%           44,868
               Other Assets & Liabilities, Net-         (2.0)%            (881)
                                                   ----------      ------------
                                    NET ASSETS-        100.0%      $    43,987
                                                   ==========      ============
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                        Market
               Name of Issuer                         Shares            Value
                                                                       (000's)
COMMON STOCK

Aerospace & Defense - 2.8%
 Boeing Co. ...................................          410             $  23
 General Dynamics Corp. .......................          730                57
 Honeywell International, Inc. ................          690                24
 Lockheed Martin Corp. ........................        1,310                49
 Raytheon Co. .................................          160                 4
 United Technologies Corp. ....................          370                27
                                                                        ------
                                                                           184
Auto & Truck Parts - 0.9%
 Goodyear Tire & Rubber Co. ...................          180                 5
 Johnson Controls, Inc. .......................          780                57
                                                                        ------
                                                                            62
Automobile - 1.6%
 Ford Motor Co. ...............................          850                21
 General Motors Corp. .........................        1,230                79
 General Motors Corp. - Cl. H .................          280                 6
                                                                        ------
                                                                           106
Bank - 12.4%
 Bank of America Corp. ........................        2,500               150
 Bank of New York Co., Inc. ...................        1,240                60
 Bank One Corp. ...............................          770                28
 BB&T Corp ....................................          570                21
 Comerica, Inc. ...............................          430                25
 Fifth Third Bancorp ..........................          380                23
 FleetBoston Financial Corp. ..................        1,090                43
 Hudson City Bancorp, Inc. ....................          610                14
 Investors Financial Services Corp. ...........           90                 6
 JP Morgan Chase & Co. ........................          970                43
 M&T Bank Corp. ...............................          600                45
 Mellon Financial Corp. .......................          670                31
 National City Corp. ..........................          630                19
 Northern Trust Corp. .........................          410                26
 PNC Bank Corp. ...............................          540                36
 Popular, Inc. ................................          130                 4
 Regions Financial Corp. ......................          230                 7
 SouthTrust Corp. .............................          110                 3
 Suntrust Banks, Inc. .........................        1,090                70
 TCF Financial Corp. ..........................          140                 6
 US Bancorp ...................................          640                15
 Washington Mutual, Inc. ......................        2,060                77
 Wells Fargo & Co. ............................        1,250                58
 Zions Bancorp ................................           90                 5
                                                                        ------
                                                                           815
Brokerage & Investment Management - 0.5%
 Morgan Stanley, Dean Witter, Discover & Co. ..          530                34

Building Materials - 0.1%
 Monsanto Co. .................................          190                 7

Business Services - 0.1%
 Express Scripts, Inc. - Cl. A. * .............          100                 5

Chemical - 1.4%
 Ashland, Inc. ................................          420                17
 Cabot Corp. ..................................          160                 6
 Dow Chemical Co. .............................          860                28
 Engelhard Corp. ..............................          460                12
 Sigma-Aldrich Corp. ..........................          810                31
                                                                        ------
                                                                            94
Commercial Services - 1.4%
 Apollo Group, Inc. - Cl. A ...................          400                17
 Avery Dennison Corp. .........................          130                 7
 Cendant Corp. * ..............................           90                 2
 Ecolab, Inc. .................................          520                21
 Omnicom Group, Inc. ..........................          510                44
                                                                        ------
                                                                            91
Computer Equipment - 1.2%
 EMC Corp. ....................................          110                 3
 Hewlett-Packard Co. ..........................          430                12
 International Business Machines Corp. ........          510                58
 Tech Data Corp. * ............................          140                 5
                                                                        ------
                                                                            78
Computer Software & Services - 2.3%
 3Com Corp. * .................................          130                 1
 Affiliated Computer Services, Inc. - Cl. A. *           640                46
 At Home Corp. - Ser. A .......................          130
 Electronic Data Systems Corp. ................          260                16
 First Data Corp. .............................          550                35
 Intuit, Inc. .................................           70                 3
 Progressive Corp. ............................          370                50
                                                                        ------
                                                                           151
Consumer Miscellaneous - 0.4%
 Harley-Davidson, Inc. ........................          130                 6
 Ingram Micro, Inc. - Cl. A. * ................          770                11
 Sherwin-Williams Co. .........................          470                11
                                                                        ------
                                                                            28
Cosmetic & Personal Care - 3.2%
 Alberto-Culver Co. - Cl. B ...................          320                13
 Avon Products, Inc. ..........................          370                17
 Colgate-Palmolive Co. ........................          910                54
 Estee Lauder Cos., Inc. - Cl. A ..............          270                12
 Procter & Gamble Co. .........................        1,700               109
 Unilever NV - NY Shares ......................          140                 8
                                                                        ------
                                                                           213
Diversified Operations - 1.0%
 Danaher Corp. ................................          210                12
 General Electric Co. .........................          480                23
 ITT Industries, Inc. .........................          130                 6
 Tyco International, Ltd. .....................          240                13

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                        Market
               Name of Issuer                          Shares            Value
                                                                       (000's)
COMMON STOCK - Continued

Diversified Operations - Continued
 W.W. Grainger, Inc. ..........................          300             $  12
                                                                         -----
                                                                            66
Electric Power - 3.0%
 Consolidated Edison, Inc. ....................           50                 2
 Dominion Resources, Inc. .....................          210                13
 Emerson Electric Co. .........................          200                12
 Energy East Corp. ............................          280                 6
 Entergy Corp. ................................          590                23
 Exelon Corp. .................................          220                14
 Firstenergy Corp. ............................           90                 3
 Mirant Corp. * ...............................          140                 5
 PG&E Corp. ...................................          590                 6
 PPL Corp. ....................................          400                22
 Reliant Energy, Inc. .........................        1,110                36
 TXU Corp. ....................................          270                13
 UtiliCorp United, Inc. .......................        1,480                45
                                                                         -----
                                                                           200
Electronic Products & Services - 0.8%
 Avnet, Inc. ..................................          140                 3
 AVX Corp. ....................................          210                 4
 Ball Corp. ...................................          370                18
 PerkinElmer, Inc. ............................          200                 5
 Sanmina Corp. * ..............................          300                 7
 Solectron Corp. * ............................          750                14
                                                                         -----
                                                                            51
Energy - Alternative Source - 0.6%
 Dynegy, Inc. - Cl. A .........................          430                20
 Massey Energy Co. ............................        1,050                21
                                                                         -----
                                                                            41
Financial Services - 3.7%
 American Express Co. .........................          200                 8
 CNA Financial Corp. * ........................        1,350                53
 Federated Investments, Inc. - Cl. B ..........          160                 5
 Heller Financial, Inc. .......................        1,020                41
 Internet Capital Group, Inc. .................           70
 Lehman Brothers Holdings, Inc. ...............          870                68
 Merrill Lynch & Co., Inc. ....................        1,000                59
 SEI Investments Company ......................          250                12
                                                                         -----
                                                                           246
Food, Beverage & Tobacco - 4.6%
 IBP, Inc. ....................................           50                 1
 Pepsi Bottling Group, Inc. ...................          340                14
 PepsiCo, Inc. ................................          770                34
 Philip Morris Cos., Inc. .....................        1,610                82
 Quaker Oats Co. ..............................           70                 6
 R.J. Reynolds Tobacco Holdings, Inc. * .......          570                31
 Ralston-Ralston Purina Group .................          780                23
 Sara Lee Corp. ...............................        1,250                24
 Smithfield Foods, Inc. .......................          590                24
 Sysco Corp. ..................................        2,060                56
 Tyson Foods, Inc. - Cl. A ....................          200                 2
 UST, Inc. ....................................          240                 7
                                                                         -----
                                                                           304
Health Care Products - 8.0%
 Abbott Laboratories ..........................        1,300                63
 American Home Products Corp. .................        1,020                60
 Baxter International, Inc. ...................          460                23
 Bristol-Myers Squibb Co. .....................          400                21
 Cardinal Health, Inc. ........................          890                61
 Johnson & Johnson ............................        2,480               124
 McKesson HBOC, Inc. ..........................        1,190                44
 Medtronic, Inc. ..............................          280                13
 Merck & Co., Inc. ............................          820                52
 Patterson Dental Co. * .......................          200                 6
 UnitedHealth Group, Inc. .....................          960                59
                                                                         -----
                                                                           526
Health Care Services - 0.4%
 AmeriSource Health Corp. - Cl. A * ...........          230                13
 Caremark Rx, Inc. ............................          600                10
 PacifiCare Health Systems, Inc. * ............          300                 5
 WebMD Corp. * ................................           50
                                                                         -----
                                                                            28
Housing - 0.3%
 Pulte Corp. ..................................          510                22

Insurance - 4.9%
 Allstate Corp. ...............................          870                38
 American General Corp. .......................          460                21
 American International Group, Inc. ...........        1,420               122
 Cigna Corp. ..................................          190                18
 Everest Re Group, Ltd. .......................          130                10
 Hartford Financial Services Group, Inc. ......          160                11
 Metlife, Inc. ................................        1,700                53
 Nationwide Financial Services - Cl. A ........          960                42
 The MONY Group, Inc. .........................          240                10
                                                                         -----
                                                                           325
Leisure & Recreation - 1.9%
 Blockbuster, Inc. - Cl. A ....................          270                 5
 Brunswick Corp. ..............................          300                 7
 International Game Technology ................          830                52
 Loews Corp. ..................................          840                54
 Sabre Group Holdings, Inc. * .................          140                 7
                                                                         -----
                                                                           125
Machinery - 0.1%
 Thermo Electron Corp. * ......................          360                 8

Media - Publishing - 0.5%
 McClatchy Newspapers, Inc. - Cl. A ...........          150                 6
 New York Times Co. - Cl. A ...................          140                 6

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                        Market
               Name of Issuer                          Shares            Value
                                                                        (000's)
COMMON STOCK - Continued
Media - Publishing - Continued
 Tribune Co. ..................................          570             $  23
                                                                         -----
                                                                            35
Media - TV & Radio - 2.7%
 AOL Time Warner, Inc. * ......................          330                17
 BHC Communications, Inc. - Cl. A. * ..........           90                13
 Charter Communications, Inc. - Cl. A. * ......          210                 5
 Comcast Corp. - Cl. A ........................          610                26
 Fox Entertainment Group, Inc. - Cl. A * ......          280                 8
 The Walt Disney Co. ..........................        1,440                42
 USA Networks, Inc. * .........................           50                 1
 Viacom, Inc. - Cl. B. * ......................        1,220                63
                                                                         -----
                                                                           175
Metals & Mining - 1.0%
 Alcan Aluminum, Ltd. .........................          140                 6
 Alcoa, Inc. ..................................          520                20
 Inco, Ltd. ...................................          500                 9
 Minnesota Mining & Manufacturing Co. .........          280                32
                                                                         -----
                                                                            67
Natural Gas Distribution - 0.5%
 Enron Corp. ..................................           90                 4
 KeySpan Corp. ................................          460                17
 Nicor, Inc. ..................................          270                11
                                                                         -----
                                                                            32
Oil - 0.5%
 ONEOK, Inc. ..................................        1,320                26
 Tosco Corp. ..................................          130                 6
                                                                         -----
                                                                            32
Oil & Natural Gas Exploration & Production - 10.1%
 Amerada Hess Corp. ...........................          300                24
 Chevron Corp. ................................          620                56
 Conoco, Inc. - Cl. B .........................        1,690                49
 Exxon Mobil Corp. ............................        3,830               334
 Helmerich & Payne, Inc. ......................          300                 9
 Kerr-McGee Corp. .............................          210                14
 Occidental Petroleum Corp. ...................        1,160                31
 Phillips Petroleum Co. .......................          680                39
 Sunoco, Inc. .................................          160                 6
 Texaco, Inc. .................................          550                37
 Ultramar Diamond Shamrock Corp. ..............        1,000                47
 USX-Marathon Group ...........................          640                19
                                                                         -----
                                                                           665
Oil - Equipment & Service - 0.0%
 BJ Services Co. * ............................          100                 3

Paper & Forest Products - 0.4%
 International Paper Co. ......................          140                 5
 Kimberly-Clark Corp. .........................          290                16
 Weyerhaeuser Co. .............................           90                 5
                                                                         -----
                                                                            26
Personal & Commercial Lending - 4.3%
 Citigroup, Inc. ..............................        4,440               234
 Countrywide Credit Industries, Inc. ..........        1,060                49
 MBNA Corp. ...................................          130                 4
                                                                         -----
                                                                           287
Pollution Control - 1.2%
 Republic Services, Inc. - Cl. A ..............          480                 9
 Waste Management, Inc. .......................        2,270                70
                                                                         -----
                                                                            79
Real Estate Development - 0.4%
 Lennar Corp. .................................          620                26

Real Estate Investment Trust - 1.0%
 Archstone Communities Trust ..................          200                 5
 Equity Office Properties Trust ...............          800                25
 Equity Residential Properties Trust ..........          530                30
 Marriott International, Inc. - Cl. A .........           90                 4
 Simon Property Group, Inc. ...................           90                 3
                                                                         -----
                                                                            67
Retail - Department Stores - 1.5%
 Dillard's, Inc. - Cl. A ......................          530                 8
 Federated Department Stores, Inc. * ..........          110                 5
 Kohl's Corp. .................................          200                13
 Payless ShoeSource, Inc. * ...................          190                12
 Sears, Roebuck & Co. .........................          500                21
 Target Corp. .................................          780                27
 Wal-Mart Stores, Inc. ........................          210                10
                                                                         -----
                                                                            96
Retail - Drug Stores - 1.0%
 CVS Corp. ....................................          940                36
 Walgreen Co. .................................          900                31
                                                                         -----
                                                                            67
Retail - Food - 0.2%
 Brinker International, Inc. * ................          210                 5
 Darden Restaurants, Inc. .....................          130                 4
 Safeway, Inc. * ..............................          140                 7
                                                                         -----
                                                                            16
Shoe & Apparel Manufacturing - 0.3%
 Liz Claiborne, Inc. ..........................           90                 5
 Nike, Inc. - Cl. B ...........................           90                 4
 Reebok International, Ltd. ...................          320                10
                                                                         -----
                                                                            19
Telecommunication Equipment - 1.0%
 Comverse Technology, Inc. ....................          140                 8
 L-3 Communications Holdings, Corp. * .........          210                16

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                       Market
               Name of Issuer                          Shares           Value
                                                                       (000's)
COMMON STOCK - Continued

Telecommunication Equipment - Continued
 Linear Technology Corp. ......................          280            $   13
 Micron Technology, Inc. ......................          300                12
 Scientific-Atlanta, Inc. .....................          280                11
 Tellabs, Inc. * ..............................          160                 3
                                                                        ------
                                                                            63
Telecommunication Services - 4.2%
 BCE, Inc. ....................................          640                17
 Cox Communications, Inc. - Cl. A .............          700                31
 United States Cellular Corp. .................          270                15
 Verizon Communications .......................        3,680               197
 WorldCom, Inc. * .............................          967                13
 XO Communications, Inc. ......................           90                 1
                                                                        ------
                                                                           274
Telephone - 6.5%
 Alltel .......................................          440                27
 AT&T Corp. ...................................        3,820                84
 AT&T Corp. - Liberty Media Group - Cl. A .....        4,250                74
 BellSouth Corp. ..............................        1,340                54
 Qwest Communications International, Inc. .....          620                20
 SBC Communications, Inc. .....................        2,950               118
 Telephone and Data Systems, Inc. .............          460                50
                                                                        ------
                                                                           427
Transportation Services - 1.5%
 Burlington Northern Santa Fe Corp. ...........          130                 4
 Canadian National Railway Co. ................          620                25
 CSX Corp. ....................................          620                23
 Expeditors International of Washington, Inc. .           90                 5
 Southwest Airlines Co. .......................          240                 4
 UAL Corp. ....................................          510                18
 Union Pacific Corp. ..........................          140                 8
 United Parcel Service, Inc. - Cl. B. * .......          160                 9
                                                                        ------
                                                                            96
U.S. Government Agencies - 3.1%
 Federal Home Loan Mortgage Corp. .............        1,060                74
 Federal National Mortgage Assoc. .............        1,500               128
                                                                        ------
                                                                           202
                                                                        ------
                             TOTAL INVESTMENTS-         99.5%            6,564
               Other Assets & Liabilities, Net-          0.5%               32
                                                      -------           ------
                                    NET ASSETS-        100.0%           $6,596
                                                      =======           ======
* Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(Unaudited)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                       Market
              Name of Issuer                          Shares            Value
                                                                       (000's)
COMMON STOCK
Aerospace & Defense - 2.0%
 Boeing Co. ...................................        4,100            $  228
 Lockheed Martin Corp. ........................        4,600               171
 United Technologies Corp. ....................        4,400               322
                                                                        ------
                                                                           721
Automobile - 1.6%
 Ford Motor Co. ...............................       15,270               375
 General Motors Corp. .........................        2,600               167
 General Motors Corp. - Cl. H .................        2,196                45
                                                                        ------
                                                                           587
Bank - 14.2%
 Australia & New Zealand
  Banking Group, Ltd. - ADR ...................       10,200               434
 Bank of Montreal .............................       13,400               346
 JP Morgan Chase & Co. ........................       32,300             1,441
 UnionBanCal Corp. ............................       14,300               482
 US Bancorp ...................................       31,661               721
 Wachovia Corp. ...............................        2,900               206
 Washington Mutual, Inc. ......................       32,950             1,237
 Westpac Banking Corp., Ltd. ..................        8,600               315
                                                                        ------
                                                                         5,182
Chemical - 1.4%
 Air Products & Chemicals, Inc. ...............        4,300               197
 E.I. du Pont de Nemours & Co. ................        6,900               333
                                                                        ------
                                                                           530
Commercial Services - 0.3%
 Avery Dennison Corp. .........................        1,800                92

Computer Equipment - 2.2%
 Compaq Computer Corp. ........................        5,900                91
 Hewlett-Packard Co. ..........................        8,900               255
 International Business Machines Corp. ........        3,700               418
 Palm, Inc. ...................................        9,200                56
                                                                        ------
                                                                           820
Computer Software & Services - 1.1%
 First Data Corp. .............................        6,200               398

Container - 0.2%
 Smurfit-Stone Container Corp. ................        3,700                60

Cosmetic & Personal Care - 2.6%
 International Flavors & Fragrances, Inc. .....        7,600               191
 Leggett & Platt, Inc. ........................        6,200               137
 Procter & Gamble Co. .........................        9,800               625
                                                                        ------
                                                                           953
Diversified Operations - 2.4%
 Eaton Corp. ..................................        2,500               175
 General Electric Co. .........................        8,600               419
 Tyco International, Ltd. .....................        5,000               273
                                                                        ------
                                                                           867
Electric Power - 3.7%
 Calpine Corp. ................................        7,300               276
 Duke Energy Co. ..............................        6,000               234
 Exelon Corp. .................................        8,712               559
 Montana Power Co. ............................        3,400                39
 Pinnacle West Capital Corp. ..................        3,400               161
 PPL Corp. ....................................        1,800                99
                                                                        ------
                                                                         1,368
Electronic Products & Services - 1.2%
 Cisco Systems, Inc. ..........................        7,300               133
 Motorola, Inc. ...............................       18,500               306
                                                                        ------
                                                                           439
Energy - Alternative Source - 0.9%
 El Paso Corp. ................................        6,500               341

Financial Services - 1.7%
 Merrill Lynch & Co., Inc. ....................        8,800               521
 Pitney Bowes, Inc. ...........................        2,700               114
                                                                        ------
                                                                           635
Food, Beverage & Tobacco - 4.2%
 ConAgra, Inc. ................................       18,700               370
 PepsiCo, Inc. ................................        8,700               385
 Philip Morris Cos., Inc. .....................        5,100               259
 R.J. Reynolds Tobacco Holdings, Inc. .........        9,200               502
                                                                        ------
                                                                         1,516
Health Care Products - 5.8%
 Abbott Laboratories ..........................        9,900               475
 American Home Products Corp. .................        3,600               210
 Baxter International, Inc. ...................        4,600               225
 Bristol-Myers Squibb Co. .....................        1,500                78
 Eli Lilly & Co. ..............................        1,000                74
 McKesson HBOC, Inc. ..........................        2,600                97
 Merck & Co., Inc. ............................        3,400               217
 Mylan Laboratories, Inc. .....................        4,500               127
 Pharmacia Corp. ..............................       10,047               462
 Schering-Plough Corp. ........................        4,600               167
                                                                        ------
                                                                         2,132
Health Care Services - 0.1%
 WebMD Corp. ..................................        4,000                28

Insurance - 6.8%
 American International Group, Inc. ...........        6,250               537
 Cigna Corp. ..................................        4,400               422
 Marsh & McLennan Cos., Inc. ..................        3,600               364
 MBIA, Inc. ...................................       13,300               740
 XL Capital, Ltd. - Cl. A .....................        5,200               427
                                                                        ------
                                                                         2,490
Leisure & Recreation - 1.0%
 Eastman Kodak Co. ............................        1,900                89
 Sabre Group Holdings, Inc. ...................        5,500               275

(Unaudited)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                       Market
          Name of Issuer                               Shares           Value
                                                                       (000's)
COMMON STOCK - Continued

Leisure & Recreation - Continued

 Six Flags, Inc. ..............................          900           $    19
                                                                        ------
                                                                           383
Machinery - 1.0%
 Caterpillar, Inc. ............................        4,100               205
 Thermo Electron Corp. ........................        8,000               176
                                                                        ------
                                                                           381
Media - Publishing - 0.5%
 Gannett Co., Inc. ............................        2,800               185

Media - TV & Radio - 2.2%
 Adelphia Communications Corp. - Cl. A ........        7,000               287
 AOL Time Warner, Inc. ........................        2,600               138
 E.W. Scripps Co. - Cl. A .....................        2,600               179
 USA Networks, Inc. ...........................        7,700               216
                                                                        ------
                                                                           820
Metals & Mining - 1.4%
 Alcoa, Inc. ..................................        8,300               327
 Minnesota Mining & Manufacturing Co. .........        1,600               183
                                                                        ------
                                                                           510
Oil & Natural Gas Exploration & Production - 9.0%
 Chevron Corp. ................................        8,600               778
 Conoco, Inc. - Cl. B .........................        1,900                55
 Exxon Mobil Corp. ............................       23,250             2,030
 Helmerich & Payne, Inc. ......................        5,000               154
 Rowan Cos., Inc. .............................        8,500               188
 Sunoco, Inc. .................................          600                22
 Ultramar Diamond Shamrock Corp. ..............          500                24
 USX-Marathon Group ...........................          900                26
                                                                        ------
                                                                         3,277
Oil - Equipment & Service - 0.2%
 Halliburton Co. ..............................        1,600                57

Paper & Forest Products - 1.4%
 Bowater, Inc. ................................        4,500               201
 Kimberly-Clark Corp. .........................        3,500               196
 Weyerhaeuser Co. .............................        2,000               110
                                                                        ------
                                                                           507
Personal & Commercial Lending - 4.4%
 Citigroup, Inc. ..............................       30,766             1,626

Real Estate Investment Trust - 1.6%
 Equity Office Properties Trust ...............       13,100               415
 Kimco Realty Corp. ...........................        3,700               175
                                                                        ------
                                                                           590
Real Estate Operations - 0.1%
 Security Capital Group, Inc. - Cl. B .........        2,200                47

Retail - Department Stores - 2.2%
 Family Dollar Stores, Inc. ...................       17,600               451
 Intimate Brands, Inc. ........................        2,200                33
 Wal-Mart Stores, Inc. ........................        6,500               317
                                                                        ------
                                                                           801
Retail - Food - 2.3%
 Brinker International, Inc. ..................        3,700                96
 McDonald's Corp. .............................       10,000               271
 Safeway, Inc. ................................       10,200               489
                                                                        ------
                                                                           856
Shoe & Apparel Manufacturing - 0.9%
 Jones Apparel Group, Inc. ....................        3,100               134
 Nike, Inc. - Cl. B ...........................        4,400               185
                                                                        ------
                                                                           319
Telecommunication Services - 4.9%
 Broadwing, Inc. ..............................        6,800               166
 Verizon Communications .......................       26,600             1,423
 WorldCom, Inc. ...............................       13,200               188
                                                                        ------
                                                                         1,777
Telephone - 5.5%
 AT&T Corp. ...................................       12,600               277
 AT&T Corp. - Liberty Media Group - Cl. A .....       35,000               612
 Constellation Energy Group ...................        5,400               230
 Qwest Communications International, Inc. .....       12,337               393
 SBC Communications, Inc. .....................       12,095               485
                                                                        ------
                                                                         1,997
Transportation Services - 1.0%
 Canadian National Railway Co. ................        2,800               113
 Continental Airlines, Inc. - Cl. B ...........        1,300                64
 Delta Air Lines, Inc. ........................          900                40
 Southwest Airlines Co. .......................        8,750               162
                                                                        ------
                                                                           379
U.S. Government Agencies - 3.0%
 Federal Home Loan Mortgage Corp. .............        4,000               280
 Federal National Mortgage Assoc. .............        9,400               800
                                                                        ------
                                                                         1,080
                                                                        ------
                            TOTAL COMMON STOCK-         95.0%           34,751
                                                                        ------

(Unaudited)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                      Par             Market
         Name of Issuer                              Value             Value
                                                    (000's)           (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 5.4%
Investment in joint trading account
 3.97% due 07/02/01 ...........................   $    1,977        $    1,977
U.S. Treasury Bills - 0.2%
U.S. Treasury Bills
 3.79% due 11/01/01 #..........................           50                50
 3.56% due 08/16/01 #..........................           10                10
                                                  ----------        ----------
                                                                            60
                                                                    ----------

                  TOTAL SHORT-TERM INVESTMENTS-          5.6%            2,037
                                                  ----------        ----------
                             TOTAL INVESTMENTS-        100.6%           36,788
               Other Assets & Liabilities, Net-         (0.6)%            (219)
                                                  ----------        ----------
                                    NET ASSETS-        100.0%       $   36,569
                                                  ==========        ==========

ADR-American Depository Receipts.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                      Par              Market
          Name of Issuer                             Value              Value
                                                    (000's)            (000's)
COMMERCIAL PAPER
Bank - 22.6%
 Abbey  National of America
 4.63% due 07/12/01 ...........................     $  5,000          $  4,994
 American Centurian Bank
 3.96% due 07/10/01 ...........................       11,000            11,000
 ANZ Delaware, Inc.
 4.2% due 07/23/01 ............................        5,000             4,988
 Bank America NA Charlotte
 5.102% due 09/06/01 ..........................        5,000             5,001
 Branch Banking & Trust Co.
 3.97% due 07/03/01 ...........................       15,000            15,000
 Citibank Canada DTC MMI CD
 4.23% due 07/25/01 ...........................        8,000             8,000
 Credit Suisse First Boston, Inc.
 4.7% due 07/02/01 ............................        2,000             2,000
 5.052% due 08/09/01 ..........................        5,000             5,000
 Credit Suisse First Boston NY
 4.605% due 07/09/01 ..........................        4,000             3,997
 Deutsche Bank AG
 5.38% due 07/24/01 ...........................        4,000             4,000
 Firststar Bank NA Milwaukee WI
 3.98% due 08/01/01 ...........................       10,000            10,000
 Fleet National Bank
 5.13% due 09/07/01 ...........................        3,000             3,000
 LaSalle Bank NA
 3.75% due 09/05/01 ...........................       14,000            14,000
 National Bank of Canada
 4.67% due 07/11/01 ...........................        6,000             6,000
 National City Bank
 5.51% due 08/01/01 ...........................        2,000             2,000
 6.34% due 09/21/01 ...........................        5,000             5,017
                                                                      --------
                                                                       103,997
Cosmetic & Personal Care - 0.5%
 Unilever Capital Corp.
 5.11% due 09/07/01 ...........................        2,500             2,500
Diversified Operations - 3.3%
 Ciesco Puerto
 4.65% due 07/03/01 ...........................        6,000             5,999
 Diageo Capital PLC
 3.92% due 07/18/01 ...........................        9,000             8,984
                                                                      --------
                                                                        14,983
Electric Power - 0.7%
 National Rural Utilities Cooperative Finance
  Corp.
 4.2% due 07/19/01 ............................        3,000             2,994

Financial Services - 25.8%
 Alpine Securitization Corp.
 4.25% due 07/19/01 ...........................        5,000             4,990
 Apreco, Inc.
 3.7% due 09/17/01 ............................       12,500            12,401
 Centric Capital Corp.
 4.22% due 07/05/01 ...........................        3,600             3,599
 4.68% due 07/09/01 ...........................        4,000             3,996
 Chevron Investment PLC
 4.63% due 07/06/01 ...........................        8,000             7,996
 Corporate Recievables Corp.
 3.6% due 09/07/01 ............................        8,000             7,946
 Eureka Securitization, Inc.
 3.78% due 08/31/01 ...........................       10,000             9,937
 Falcon Asset Securitization
 3.7% due 08/03/01 ............................       13,000            12,957
 4.2% due 07/20/01 ............................        1,793             1,789
 General Electric Capital Corp.
 3.72% due 10/31/01 ...........................       14,000            13,825
 4.22% due 07/18/01 ...........................        3,700             3,693
 Goldman Sachs Group, Inc.
 5.485% due 11/26/01 ..........................        2,000             2,001
 4.56% due 07/10/01 ...........................        5,000             4,995
 Greenwich Funding Corp.
 4.2% due 07/26/01 ............................        1,669             1,664
 4.65% due 07/05/01 ...........................        1,490             1,489
 International Lease Finance Corp.
 4.24% due 07/18/01 ...........................        3,977             3,970
 Merrill Lynch & Co., Inc.
 5.605% due 11/01/01 ..........................        2,000             2,001
 National Rural Utilities Cooperative Finance
  Corp.
 4.797% due 07/20/01 ..........................        2,000             2,000
 Sigma Finance Corp.
 5.05% due 08/14/01 ...........................        3,500             3,479
 UBS Finance , Inc.
 3.85% due 08/08/01 ...........................        3,800             3,785
 Variable Funding Capital
 3.95% due 07/12/01 ...........................       10,000             9,989
                                                                      --------
                                                                       118,502
Food Beverage & Tobacco - 5.6%
 Anheuser Busch, Inc.
 3.6% due 09/21/01 ............................       14,000            13,886
 Coca Cola Enterprises, Inc.
 3.71% due 09/26/01 ...........................       12,000            11,894
                                                                      --------
                                                                        25,780
Healthcare Products - 3.1%
 Merck & Co., Inc.
 3.8% due 07/05/01 ............................       14,000            13,996

Media - Publishing - 1.8%
 Washington Post Co.
 3.68% due 09/14/01 ...........................        8,500             8,436

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                      Par              Market
            Name of Issuer                           Value              Value
                                                    (000's)            (000's)
COMMERCIAL PAPER - CONTINUED

Media - TV & Radio - 3.0%

 Gannett, Inc.
 3.95% due 07/06/01 ...........................     $ 14,000          $ 13,994

Paper Products - 1.8%
 Park Avenue Receivables Corp.
 3.75% due 07/11/01 ...........................        8,406             8,398

Personal & Commercial Lending - 12.7%
 Greyhawk Fund Corp.
 3.7% due 09/10/01 ............................       14,000            13,899
 Halifax PLC
 3.6% due 09/17/01 ............................       14,000            13,892
 Household Finance Corp.
 5.675% due 08/01/01 ..........................        4,000             4,000
 President & Fellows Harvard Co.
 3.86% due 07/16/01 ...........................       14,000            13,979
 Windmill Funding Corp.
 3.75% due 09/12/01 ...........................        9,400             9,330
 4.23% due 07/05/01 ...........................        3,000             2,999
                                                                      --------
                                                                        58,099
Retail-Department Stores - 3.0%
 Wal Mart Stores, Inc.
 3.6% due 07/31/01 ............................       14,000            13,959

Telecommunications Services - 0.7%
 Verizon Network Fund
 4.25% due 07/10/01 ...........................        3,000             2,997

U.S. Governement Agencies - 10.3%
 Federal Home Loan Bank Note
 3.66% due 09/07/01 ...........................       22,340            23,181
 3.91% due 07/11/01 ...........................        9,528             9,519
 Federal National Mortgage Assoc.
 3.54% due 09/13/01 ...........................       14,750            14,644
                                                                      --------
                                                                        47,344
                                                                      --------
      TOTAL COMMERCIAL PAPER- .................         94.9%          435,979
                                                                      --------

  JOINT REPURCHASE AGREEMENT - 5.0%
  Investment in joint repurchase
  agreement with SBC Warburg,
  Ltd., 3.295% due 07/02/01
  (Secured by Various
  U.S. Treasury obligations and U.S.
  Government Agency Bonds) ....................       22,825            22,825
                                                    --------          --------
                             TOTAL INVESTMENTS-         99.9%          458,804
               Other Assets & Liabilities, Net-          0.1%              565
                                                    --------          --------
                                     NET ASSETS-       100.0%         $459,369
                                                    ========          ========
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE II FUND


                                                                       Market
            Name of Issuer                            Shares            Value
                                                                       (000's)

COMMON STOCK

Aerospace & Defense - 2.1%
 Boeing Co. ...................................       15,100           $   839
 Lockheed Martin Corp. ........................       15,600               578
 United Technologies Corp. ....................       15,000             1,099
                                                                       -------
                                                                         2,516

Automobile - 1.7%
 Ford Motor Co. ...............................       52,400             1,286
 General Motors Corp. .........................       10,500               676
 General Motors Corp. - Cl. H .................        7,500               152
                                                                       -------
                                                                         2,114

Bank - 15.1%
 Australia & New Zealand Banking
  Group, Ltd. - ADR ...........................       33,000             1,404
 Bank of Montreal .............................       44,000             1,136
 JP Morgan Chase & Co. ........................      108,700             4,848
 Mercantile Bankshares Corp. ..................        2,500                98
 UnionBanCal Corp. ............................       49,600             1,672
 US Bancorp ...................................      108,373             2,470
 Wachovia Corp. ...............................       10,000               711
 Washington Mutual, Inc. ......................      127,500             4,788
 Westpac Banking Corp., Ltd. ..................       30,200             1,105
                                                                       -------
                                                                        18,232

Chemical - 1.5%
 Air Products & Chemicals, Inc. ...............       14,800               677
 E.I. du Pont de Nemours & Co. ................       23,300             1,124
                                                                       -------
                                                                         1,801

Commercial Services - 0.3%
 Avery Dennison Corp. .........................        6,100               311

Computer Equipment - 2.4%
 Compaq Computer Corp. ........................       32,800               508
 Hewlett-Packard Co. ..........................       30,400               869
 International Business Machines
   Corp. ......................................       11,900             1,345
 Palm, Inc. ...................................       31,600               192
                                                                       -------
                                                                         2,914

Computer Software & Services - 1.1%
 First Data Corp. .............................       19,800             1,272

Cosmetic & Personal Care - 2.7%
 International Flavors & Fragrances,
   Inc. .......................................       25,800               648
 Leggett & Platt, Inc. ........................       22,500               496
 Procter & Gamble Co. .........................       32,600             2,080
                                                                       -------
                                                                         3,224

Diversified Operations - 2.5%
 Eaton Corp. ..................................        8,700               610
 General Electric Co. .........................       29,300             1,428
 Tyco International, Ltd. .....................       17,200               938
                                                                       -------
                                                                         2,976

Electric Power - 3.5%
 Calpine Corp. * ..............................       29,800             1,126
 Duke Energy Co. ..............................       20,200               788
 Exelon Corp. .................................       28,100             1,802
 Montana Power Co. ............................       16,900               196
 PPL Corp. ....................................        6,100               336
                                                                       -------
                                                                         4,248

Electronic Products & Services - 1.2%
 Cisco Systems, Inc. ..........................       25,100               457
 Motorola, Inc. ...............................       64,100             1,061
                                                                       -------
                                                                         1,518

Energy - Alternative Source - 0.9%
 El Paso Corp. ................................       21,800             1,145

Financial Services - 1.7%
 Merrill Lynch & Co., Inc. ....................       28,700             1,700
 Pitney Bowes, Inc. ...........................        9,200               388
                                                                       -------
                                                                         2,088

Food, Beverage & Tobacco - 4.8%
 ConAgra, Inc. ................................       60,600             1,200
 PepsiCo, Inc. ................................       29,800             1,317
 Philip Morris Cos., Inc. .....................       22,800             1,157
 R.J. Reynolds Tobacco Holdings,
  Inc. * ......................................       39,700             2,168
                                                                       -------
                                                                         5,842

Health Care Products - 6.0%
 Abbott Laboratories ..........................       33,700             1,618
 American Home Products Corp. .................       12,100               707
 Baxter International, Inc. ...................       16,000               784
 Bristol-Myers Squibb Co. .....................        5,000               262
 Eli Lilly & Co. ..............................        3,200               237
 McKesson HBOC, Inc. ..........................        9,000               334
 Merck & Co., Inc. ............................       11,300               722
 Mylan Laboratories, Inc. .....................       15,400               433
 Pharmacia Corp. ..............................       34,100             1,567
 Schering-Plough Corp. ........................       16,000               580
                                                                       -------
                                                                         7,244

Health Care Services - 0.1%
 WebMD Corp. ..................................       13,100                92

Insurance - 7.1%
 American International Group, Inc. ...........       22,800             1,961
 Cigna Corp. ..................................       15,200             1,456
 Marsh & McLennan Cos., Inc. ..................       13,000             1,313
 MBIA, Inc. ...................................       43,650             2,430
 XL Capital, Ltd. - Cl. A .....................       17,500             1,437
                                                                       -------
                                                                         8,597

Leisure & Recreation - 1.1%
 Eastman Kodak Co. ............................        6,400               299
 Sabre Group Holdings, Inc. ...................       20,400             1,020

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE II FUND


                                                                       Market
            Name of Issuer                            Shares            Value
                                                                       (000's)

COMMON STOCK - Continued

Leisure & Recreation - Continued
 Six Flags, Inc. ..............................        3,000          $     63
                                                                       -------
                                                                         1,382

Machinery - 1.1%
 Caterpillar, Inc. ............................       14,100               706
 Thermo Electron Corp. * ......................       27,900               614
                                                                       -------
                                                                         1,320

Media - Publishing - 0.5%
 Gannett Co., Inc. ............................        9,800               646

Media - TV / Radio - 2.6%
 Adelphia Communications Corp.
      - Cl. A .................................       23,900               980
 AOL Time Warner, Inc. * ......................        9,000               477
 E.W. Scripps Co. - Cl. A .....................       13,400               924
 USA Networks, Inc. *  ........................       26,700               748
                                                                       -------
                                                                         3,129

Metals & Mining - 1.7%
 Alcoa, Inc. ..................................       35,500             1,399
 Minnesota Mining & Manufacturing
  Co. .........................................        5,400               616
                                                                       -------
                                                                         2,015

Oil & Natural Gas Exploration & Production - 9.1%
 Chevron Corp. ................................       27,700             2,507
 Conoco, Inc. - Cl. B .........................        9,000               260
 Exxon Mobil Corp. ............................       78,700             6,874
 Helmerich & Payne, Inc. ......................       17,100               527
 Rowan Cos., Inc. .............................       30,300               670
 Sunoco, Inc. .................................        1,900                70
 Ultramar Diamond Shamrock Corp. ..............        1,600                76
 USX-Marathon Group ...........................        3,000                88
                                                                       -------
                                                                        11,072

Oil - Equipment & Service - 0.2%
 Halliburton Co. ..............................        8,000               285

Paper & Forest Products - 1.1%
 Bowater, Inc. ................................       15,400               689
 Kimberly-Clark Corp. .........................       12,000               671
                                                                       -------
                                                                         1,360

Personal & Commercial Lending - 5.1%
 Citigroup, Inc. ..............................      116,700             6,166

Real Estate Investment Trust - 1.6%
 Equity Office Properties Trust ...............       42,500             1,344
 Kimco Realty Corp. ...........................       12,800               606
                                                                       -------
                                                                         1,950

Real Estate Operations - 0.1%
 Security Capital Group, Inc. -
  Cl. B .......................................        8,300               178

Retail - Department Stores - 2.2%
 Family Dollar Stores, Inc. ...................       57,700             1,479
 Intimate Brands, Inc. ........................       12,600               190
 Wal-Mart Stores, Inc. ........................       20,500             1,000
                                                                       -------
                                                                         2,669

Retail - Food - 2.5%
 Brinker International, Inc. ..................       13,600               352
 McDonald's Corp. .............................       34,300               928
 Safeway, Inc. * ..............................       35,500             1,704
                                                                       -------
                                                                         2,984

Shoe & Apparel Manufacturing - 1.1%
 Jones Apparel Group, Inc. * ..................       11,300               488
 Nike, Inc. - Cl. B ...........................       19,200               806
                                                                       -------
                                                                         1,294

Telecommunication Services - 4.9%
 Broadwing, Inc. ..............................       23,200               567
 Verizon Communications .......................       87,600             4,687
 WorldCom, Inc. *  ............................       45,300               643
                                                                       -------
                                                                         5,897

Telephone - 5.5%
 AT&T Corp. ...................................       44,700               983
 AT&T Corp. - Liberty Media Group
  - Cl. A .....................................      115,200             2,015
 Constellation Energy Group ...................       18,700               797
 Qwest Communications
  International, Inc. .........................       39,800             1,269
 SBC Communications, Inc. .....................       38,800             1,554
                                                                       -------
                                                                         6,618

Transportation Services - 1.1%
 Canadian National Railway Co. ................        9,700               393
 Continental Airlines, Inc. - Cl. B *  ........        5,200               256
 Delta Air Lines, Inc. ........................        3,700               163
 Southwest Airlines Co. .......................       29,850               552
                                                                       -------
                                                                         1,364

U.S. Government Agencies - 3.0%
 Federal Home Loan Mortgage Corp. .............       13,700               959
 Federal National Mortgage Assoc ..............       32,200             2,742
                                                                       -------
                                                                         3,701
                                                                       -------
              TOTAL COMMON STOCK- .............         99.2%          120,164
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE II FUND


                                                        Par             Market
             Name of Issuer                            Value             Value
                                                      (000's)           (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 1.2%
Investment in joint trading account
  3.97% due 07/02/01 ..........................       $1,473            $1,473

U.S. Treasury Bills - 0.1%

U.S. Treasury Bills
  3.54% due 09/06/01 # ........................           25                25
  3.96% due 07/12/01 ..........................           35                35
  3.62% due 07/09/01 ..........................           35                35
                                                                        ------
                                                                            95


                                                      Shares

 Cash Equivalents - 5.3%
   Navigator Securities Lending Prime
    Portfolio **                                   6,460,592             6,461
                                                   ----------         --------
                   TOTAL SHORT-TERM INVESTMENTS          6.6%            8,029
                                                   ----------         --------
                             TOTAL INVESTMENTS-        105.8%          128,193

               Other Assets & Liabilities, Net-         (5.8)%          (7,091)
                                                   ----------         --------
                                    NET ASSETS-        100.0%         $121,102
                                                   ==========         ========

ADR-American Depository Receipts.
*  Non-income producing security.
** Represents investment of security lending collateral.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND


                                                                       Market
               Name of Issuer                        Shares             Value
                                                                       (000's)

COMMON STOCK

Automobile - 1.8%
 United Rentals, Inc. * .......................      126,900           $ 3,293

Bank - 2.1%
 Mercantile Bankshares Corp. ..................       35,800             1,401
 Westamerica Bancorp ..........................       35,600             1,397
 Wilmington Trust Trust Corp. .................       16,900             1,059
                                                                       -------
                                                                         3,857

Brokerage & Investment Management - 4.3%
 Investment Technology Group, Inc. ............       77,400             3,893
 Legg Mason, Inc. .............................       78,400             3,901
                                                                       -------
                                                                         7,794

Business Services - 1.2%
 G&K Services, Inc. - Cl. A ...................       83,000             2,233

Chemical - 1.6%
 MacDermid, Inc. ..............................       66,800             1,202
 NOVA Corp. ...................................       53,800             1,692
                                                                       -------
                                                                         2,894

Chemicals - 0.7%
 Dionex Corp. .................................       38,600             1,283

Commercial Services - 1.3%
 TMP Worldwide, Inc. *  .......................       39,300             2,358

Computer Equipment - 2.2%
 Brocade Communications Systems, Inc. .........       17,500               770
 Lexmark International Group, Inc. -
     Cl. A ....................................       47,200             3,174
                                                                       -------
                                                                         3,944

Computer Software & Services - 12.5%
 Acxiom Corp. .................................       85,500             1,119
 Affiliated Computer Services, Inc. -
     Cl. A * ..................................       21,400             1,539
 Black Box Corp. ..............................       49,200             3,314
 CheckFree Corp. ..............................       10,200               358
 DST Systems, Inc. *  .........................       46,000             2,424
 IMS Health, Inc. .............................      110,900             3,161
 Macromedia, Inc. * ...........................       83,600             1,505
 Mercury Interactive Corp.* ...................        3,900               234
 Openwave Systems, Inc. * .....................        4,000               139
 Peoplesoft, Inc. .............................       16,500               812
 Radiant Systems, Inc. *  .....................        8,000               129
 Rational Software Corp. *  ...................       66,900             1,816
 SunGard Data Systems, Inc. ...................       60,600             1,819
 Systems & Computer Technology
     Corp. ....................................       84,200               762
 Trizetto Group, Inc. * .......................       33,500               310
 Verity, Inc. * ...............................      142,200             2,837
 Vignette Corp. * .............................       39,500               350
                                                                       -------
                                                                        22,628

Consumer Miscellaneous - 0.9%
 Catalina Marketing Corp. .....................       55,000             1,678

Container - 2.6%
 Bemis Co., Inc. ..............................       62,500             2,511
 Pactiv Corp. .................................      162,800             2,181
                                                                       -------
                                                                         4,692

Diversified Operations - 1.9%
 AptarGroup, Inc. .............................       40,200             1,304
 Ionics, Inc. * ...............................       65,200             2,054
                                                                       -------
                                                                         3,358

Electric Power - 2.7%
 Calpine Corp. * ..............................       47,700             1,803
 Montana Power Co. ............................      113,100             1,312
 Pinnacle West Capital Corp. ..................       38,500             1,825
                                                                       -------
                                                                         4,940

Electronic Products & Services - 7.0%
 Atmi, Inc. * .................................        9,200               276
 Emulex Corp. .................................        8,400               339
 Littelfuse, Inc. * ...........................       92,700             2,483
 Optimal Robotics Corp. * .....................       73,200             2,782
 QLogic Corp. *  ..............................       20,500             1,321
 Sensormatic Electronics Corp. ................      202,800             3,448
 Varian Semiconductor Equipment
  Associates, Inc. ............................       10,000               420
 Veeco Instruments Inc. * .....................       41,100             1,634
                                                                       -------
                                                                        12,703

Food, Beverage & Tobacco - 2.0%
 Pepsi Bottling Group, Inc. ...................       91,800             3,681

Health Care Products - 14.0%
 Becton, Dickinson & Co. ......................      103,500             3,704
 Biomet, Inc. .................................       49,550             2,381
 Cephalon, Inc. * .............................       16,000             1,128
 COR Therapeutics, Inc.8  .....................        7,200               220
 CV Therapeutics, Inc. *  .....................       21,000             1,197
 Edwards Lifesciences Corp. ...................      187,600             4,945
 Genzyme Corp. *  .............................       37,000             2,257
 Gilead Sciences, Inc. *  .....................       18,000             1,048
 Immunex Corp. ................................       97,200             1,725
 Laboratory Corporation of America
  Holdings ....................................       21,900             1,684
 Millipore Corp. ..............................       37,100             2,300
 NPS Pharmaceuticals, Inc. *  .................       12,500               503
 Patterson Dental Co. .........................       70,800             2,124
 Regeneron Pharmaceuticals ....................        1,700               589
                                                                       -------
                                                                        25,805

Health Care Services - 7.6%
 Gene Logic, Inc. .............................       31,000               676
 Health Management Associates, Inc. -
  Cl. A * .....................................      176,200             3,707
 Idec Pharmaceuticals Corp. ...................       20,000             1,354
 Trigon Healthcare, Inc. ......................       69,200             4,487

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND


                                                                       Market
               Name of Issuer                        Shares             Value
                                                                       (000's)

COMMON STOCK - CONTINUED

Health Care Services - Continued
 Wellpoint Health networks, Inc. ..............       37,000          $  3,487
                                                                      --------
                                                                        13,771
Household Appliances & Furnishings - 2.1%
 Herman Miller, Inc. ..........................      154,600             3,741

Insurance - 4.3%
 Ambac Financial Group, Inc. ..................       66,900             3,893
 Reinsurance Group of America .................      104,900             3,976
                                                                      --------
                                                                         7,869

Leisure & Recreation - 1.7%
 Speedway Motorsports, Inc. * .................      121,700             3,068

Oil & Natural Gas Exploration &
  Production- 3.9%
 Atwood Oceanics, Inc.* .......................       38,800             1,362
 Helmerich & Payne, Inc. ......................       94,300             2,906
 Murphy Oil Corp. .............................       29,600             2,179
 Suncor Energy, Inc. ..........................        3,400                87
                                                                      --------
                                                                         6,534

Oil - Equipment & Service - 2.9%
 Hanover Compressor Co. * .....................       85,800             2,839
 Swift Energy Co. .............................       77,500             2,335
                                                                      --------
                                                                         5,174

Retail - Department Stores - 5.2%
 Bed Bath & Beyond, Inc.* .....................       24,300               758
 Family Dollar Stores, Inc. ...................      129,200             3,312
 Fastenal Co. .................................       28,900             1,791
 Staples, Inc. *  .............................      227,900             3,644
                                                                      --------
                                                                         9,505

Retail - Food - 3.3%
 Darden Restaurants, Inc. .....................      123,400             3,443
 Whole Foods Market, Inc.* ....................       94,300             2,555
                                                                      --------
                                                                         5,998

Shoe & Apparel Manufacturing - 2.0%
 Liz Claiborne, Inc. ..........................       70,900             3,577

Telecommunication Equipment - 5.0%
 CommScope, Inc.* .............................      138,700             3,260
 DMC Stratex Networks, Inc. - Notes*  .........      145,800             1,458
 Symbol Technologies, Inc. ....................      110,650             2,456
 Tekelec, Inc. ................................       51,400             1,393
 TriQuint Semiconductor, Inc.* ................       24,400               549
                                                                      --------
                                                                         9,116

Telecommunication Services - 0.3%
 Broadwing, Inc. ..............................       25,500               623

Transportation Services - 2.0%
 Atlas Air Worldwide Hldgs, Inc. *  ...........       77,000             1,090
 EGL, Inc. *  .................................      139,500             2,436
                                                                      --------
                                                                         3,526
                                                                      --------
                            TOTAL COMMON STOCK-         99.1%          179,643
                                                                      --------
                                                        Par
                                                       Value
                                                      (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 0.6%
 Investment in joint trading account
   3.97% due 07/02/01 .........................     $  1,010             1,010


                                                      Shares
Cash Equvalents - 15.6%
 Navigator Securities Lending Prime
  Portfolio **                                    28,338,513            28,339
                                                  -----------        ---------
                   TOTAL SHORT-TERM INVESTMENTS         16.2%           29,349
                                                  -----------        ---------
                             TOTAL INVESTMENTS-        115.3%          208,992

               Other Assets & Liabilities, Net-        (15.3)%         (27,678)
                                                  -----------        ---------
                                    NET ASSETS-        100.0%        $ 181,314
                                                  ===========        =========

*  Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.1%
 Lockheed Martin Corp.
 8.2% due 12/01/09 ............................     $    200          $    215
 Northrop-Grumman Corp. - Debs.
 7.75% due 03/01/16 ...........................           75                77
 Raytheon Co. - Notes
 6.75% due 08/15/07 ...........................          200               195
 Safeway, Inc. - Notes
 7.5% due 09/15/09 ............................          150               156
 United Technology Corp.
 6.625% due 11/15/04 ..........................          200               207
 United Technologies Corp. - Debs.
 8.875% due 11/15/19 ..........................           50                59
                                                                      --------
                                                                           909

Auto & Truck Parts - 0.5%
 TRW, Inc.
 7.125% due 06/01/09 ..........................          150               147
 Visteon Corp.
 7.95% due 08/01/05 ...........................          250               261
                                                                      --------
                                                                           408

Automobile - 0.9%
 Daimler Chrysler Auto Trust  - Notes
 6.7% due 03/08/06 ............................          400               415
 Delphi Automotive Systems Corp. - Debs.
 7.125% due 05/01/29 ..........................           50                46
 Delphi Automotive Systems Corp. - Notes
 6.5% due 05/01/09 ............................          200               192
 Ford Motor Co. - Bonds
 6.625% due 02/15/28 ..........................           50                43
                                                                      --------
                                                                           696

Bank - 3.3%
 African Development Bank - Sub. Notes
 6.875% due 10/15/15 ..........................           35                36
 Asian Development Bank - Bonds
 5.5% due 04/23/04 ............................          270               269
 Bank of America Corp. - Sub. Notes
 7.8% due 02/15/10 ............................          150               159
 Bank One Corp. - Sr. Notes
 5.625% due 02/17/04 ..........................          150               151
 BankAmerica Corp. - Sub. Notes
 6.5% due 03/15/06 ............................          150               152
 Chase Manhattan Corp. - Sub. Notes
 7.125% due 02/01/07 ..........................          225               233
 First Union Corp. - Sub. Notes
 8.125% due 06/24/02 ..........................          230               238
 Fleet Boston Corp. - Sub. Notes
 7.375% due 12/01/09 ..........................          100               105
 Fleet Financial Group, Inc. - Sub. Debs.
 6.7% due 07/15/28 ............................           75                70
 Golden West Financial Corp. - Sub. Notes
 6.7% due 07/01/02 ............................          150               153
 HSBC Holdings PLC
 7.5% due 07/15/09 ............................          150               157
 InterAmerican Development Bank - Debs.
 8.5% due 03/15/11 ............................          200               233
 Korea Development Bank - Bonds
 7.375% due 09/17/04 ..........................          120               125
 National City Bank of Pennsylvania - Sub.
  Notes
 7.25% due 10/21/11 ...........................           50                51
 Royal Bank of Scotland PLC - Sub. Notes
 6.4% due 04/01/09 ............................          150               148
 Wachovia Corp. - Sub. Notes
 5.625% due 12/15/08 ..........................           75                70
 Wells Fargo Co. - Notes
 6.625% due 07/15/04 ..........................          175               181
 Wells Fargo Co. - Sub. Notes
 6.875% due 04/01/06 ..........................          150               155
                                                                      --------
                                                                         2,686

Brokerage & Investment Management - 2.3%
 Bear Stearns Co., Inc.
 7.625% due 02/01/05 ..........................          250               262
 Merrill Lynch & Co., Inc. - Notes
 8.0% due 06/01/07 ............................          200               214
 Morgan Stanley Capital, Inc. - CTF 1998 WF1
  Cl. A 1
 6.25% due 07/15/07 ...........................        1,187             1,206
 Morgan Stanley Dean Witter
 7.75% due 06/15/05 ...........................          170               181
                                                                      --------
                                                                         1,863

Business Services - 0.4%
 Electronic Data Systems Corp.
 7.125% due 10/15/09 ..........................          100               102
 Financing Corp.
 8.6% due 09/26/19 ............................          150               184
                                                                      --------
                                                                           286

Chemical - 0.2%
 Eastman Chemical - Debs.
 7.6% due 02/01/27 ............................           50                43
 Morton International, Inc. - Debs.
 9.25% due 06/01/20 ...........................           40                47
 Rohm & Haas Co. - Notes
 7.4% due 07/15/09 ............................           80                83
                                                                      --------
                                                                           173

Computer Equipment - 0.4%
 Hewlett - Packard Co. - Notes
 7.15% due 06/15/05 ...........................          200               207
 International Business Machines Corp. -
  Debs.
 7.0% due 10/30/25 ............................          100               100
                                                                      --------
                                                                           307

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Consumer Miscellaneous - 0.2%
 Fortune Brands, Inc. - Debs.
 7.875% due 01/15/23 ..........................     $    100          $    101
 United Utilities PLC - Notes
 6.875% due 08/15/28 ..........................          100                88
                                                                      --------
                                                                           189

Cosmetic & Personal Care - 0.1%
 Procter & Gamble Co. - Debs.
 6.45% due 01/15/26 ...........................          100                96

Diversified Operations - 0.3%
 Honeywell International, Inc. - Notes
 7.5% due 03/01/10 ............................           75                80
 John Deere Capital Corp. - Notes
 6.0% due 02/15/09 ............................           60                57
 Tyco International Group SA
 6.375% due 06/15/05 ..........................           80                81
                                                                      --------
                                                                           218

Electric Power - 1.1%
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28 ...........................           60                65
 Duke Energy Co. - 1st Ref. Mtg.
 6.75% due 08/01/25 ...........................          100                92
 Florida Power & Light Co.
 7.75% due 02/01/23 ...........................           50                49
 Niagara Mohawk Power Corp.
 7.75% due 10/01/08 ...........................          200               204
 Ontario Hydro - Local Govt. GTD.
 6.1% due 01/30/08 ............................          100               100
 Philadelphia Electric Co. - 1st Ref. Mtg.
 7.125% due 09/01/02 ..........................          100               103
 Tennessee Valley Authority
 6.75% due 11/01/25 ...........................          100               102
 Virginia Electric Power Co. - 1st Mtg.
 7.625% due 07/01/07 ..........................          150               158
                                                                      --------
                                                                           873

Entertainment & Recreation - 0.1%
 TCI Communciations, Inc. - Sr. Notes
 7.125% due 02/15/28 ..........................           70                65

Financial Services - 2.4%
 Ameritech Capital Funding Corp.
 6.875% due 10/15/27 ..........................           60                58
 Anardarko Finance Co. - Sr. Notes 144A
 6.75% due 05/01/11 ...........................          200               199
 Associates Corp. of North America
 5.5% due 02/15/04 ............................          675               677
 Citicorp Capital II
 8.015% due 02/15/27 ..........................          100               103
 GATX Capital Corp. - Notes
 6.875% due 12/15/06 ..........................          100                94
 Goldman Sachs Group, Inc. - Notes
 7.35% due 10/01/09 ...........................          100               103
 Hartford Financial Services Group, Inc. -
  Sr. Notes
 7.75% due 06/15/05 ...........................          150               159
 Morgan Stanley, Dean Witter, Discover & Co.
  - Notes
 6.875% due 03/01/03 ..........................          200               206
 Newcourt Credit Group, Inc. - Ser. B
 6.875% due 02/16/05 ..........................          100               103
 Qwest Capital Funding - GTD Notes
 7.9% due 08/15/10 ............................           90                93
 Sumitomo Bank International Finance NV -
  Notes
 8.5% due 06/15/09 ............................          100               107
 Washington Mutual Capital I
 8.375% due 06/01/27 ..........................           60                61
                                                                      --------
                                                                         1,963

Food, Beverage & Tobacco - 1.2%
 Archer Daniels Midland Co. - Notes
 6.25% due 05/15/03 ...........................          275               282
 Coca-Cola Enterprises, Inc. - Debs.
 8.5% due 02/01/22 ............................          100               115
 Conagra, Inc. - Debs.
 9.75% due 03/01/21 ...........................           75                90
 Kellogg Co. - Bonds
 7.45% due 04/01/31 ...........................          100               100
 Pepsi Bottling Group, Inc. - Sr. Notes Ser. B
 7.0% due 03/01/29 ............................          100               100
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03 ...........................          100               106
 SuperValu, Inc. - Notes
 7.625% due 09/15/04 ..........................          150               148
                                                                      --------
                                                                           941

Foreign Governmental - 2.2%
 Government of Canada
 5.25% due 11/05/08 ...........................          125               120
 Government of New Zealand - Debs.
 8.75% due 12/15/06 ...........................          120               136
 Hydro-Quebec
 8.4% due 01/15/22 ............................          100               115
 Kingdom of Spain
 7.0% due 07/19/05 ............................          250               264
 Kingdom of Sweden - Debs.
 12.0% due 02/01/10 ...........................           75               104
 Malaysia - Bonds
 8.75% due 06/01/09 ...........................           50                54
 Province of Manitoba - Debs.
 6.875% due 09/15/02 ..........................          200               205
 Province of Newfoundland - Debs.
 9.0% due 10/15/21 ............................           60                73
 Province of Ontario
 8.0% due 10/17/01 ............................          200               202

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Foreign Governmental - Continued
 Province of Ontario  - Bonds
 6.0% due 02/21/06 ............................     $    300          $    304
 Province of Quebec - Debs.
 7.5% due 07/15/23 ............................          100               105
 Republic of Korea - Unsub.
 8.75% due 04/15/03 ...........................           85                90
                                                                      --------
                                                                         1,772

Health Care Products - 0.1%
 Eli Lilly & Co. - Notes
 7.125% due 06/01/25 ..........................           80                83

Insurance - 0.6%
 Aetna Inc.
 7.625% due 08/15/26 ..........................          100               104
 Allstate Corp.
 7.2% due 12/01/09 ............................          150               156
 Hartford Life, Inc. - Debs.
 7.65% due 06/15/27 ...........................           50                52
 Torchmark, Inc. - Debs.
 8.25% due 08/15/09 ...........................          100               104
 Travelers Property Casualty Corp. - Sr. Notes
 7.75% due 04/15/26 ...........................           50                52
                                                                      --------
                                                                           468

Machinery - 0.3%
 Caterpillar, Inc. - Debs.
 8.0% due 02/15/23 ............................           50                55
 Reliance Electric Co. - Notes
 6.8% due 04/15/03 ............................          200               208
                                                                      --------
                                                                           263

Media - TV / Radio - 0.5%
 News America Holdings, Inc. - Debs.
 7.7% due 10/30/25 ............................          100                93
 Time Warner Entertainment, Inc. - Sr. Notes
 8.375% due 07/15/33 ..........................          200               217
 Viacom, Inc.
 7.875% due 07/30/30 ..........................           50                53
                                                                      --------
                                                                           363

Metals & Mining - 0.2%
 Noranda, Inc. - Debs.
 7.0% due 07/15/05 ............................          200               199

Natural Gas Distribution - 0.2%
 Enron Corp. - Notes
 6.75% due 09/15/04 ...........................          100               101
 Tennessee Gas Pipeline - Bonds
 7.5% due 04/01/17 ............................          100                98
                                                                      --------
                                                                           199

Oil - 0.4%
 Atlantic Richfield Co. - Notes
 5.55% due 04/15/03 ...........................           75                76
 Conoco, Inc. - Sr. Notes
 6.95% due 04/15/29 ...........................           90                86
 Occidental Petroleum Corp. - Debs.
 7.2% due 04/01/28 ............................           40                39
 Tosco Corp. - Notes
 7.625% due 05/15/06 ..........................          115               122
                                                                      --------
                                                                           323

Oil & Natural Gas Exploration & Production - 0.5%
 Burlington Resources, Inc - Debs.
 9.125% due 10/01/21 ..........................           90               106
 Norsk Hydro A/S
 7.25% due 09/23/27 ...........................           75                74
 Phillips Petroleum Co. - Debs.
 6.65% due 07/15/18 ...........................           50                47
 Trans-Canada Pipelines
 7.7% due 06/15/29 ............................          100               101
 Union Oil Co. of California
 7.5% due 02/15/29 ............................           60                61
                                                                      --------
                                                                           389

Oil - Equipment & Service - 0.1%
 Coastal Corp. - Debs.
 6.5% due 06/01/08 ............................          100                95

Paper & Forest Products - 0.2%
 Bowater, Inc. - Debs.
 9.0% due 08/01/09 ............................          100               107
 Champion International Corp. - Debs.
 7.35% due 11/01/25 ...........................           50                46
 Westvaco Corp. - Notes
 7.1% due 11/15/09 ............................           35                34
                                                                      --------
                                                                           187

Personal & Commercial Lending - 2.8%
 Aristar, Inc. - Sr. Notes
 6.5% due 11/15/03 ............................          200               204
 CitiFinancial Credit Co. - Notes
 5.9% due 09/01/03 ............................          150               152
 Ford Motor Credit Co.
 6.125% due 01/09/06 ..........................          300               295
 General Motors Acceptance Corp.
 5.85% due 01/14/09 ...........................          500               465
 General Motors Acceptance Corp. - Notes
 9.625% due 12/15/01 ..........................          350               358
 Household Finance Corp. - Notes
 6.5% due 11/15/08 ............................          280               274
 LB Commercial Conduit Mortgage Trust
 7.325% due 09/15/09 ..........................          400               417
 Toyota Motor Credit Corp. - Notes
 5.5% due 12/15/08 ............................           60                57
                                                                      --------
                                                                         2,222

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Real Estate Investment Trust - 0.1%
 Spieker Properties, Inc. - Debs.
 7.5% due 10/01/27 ............................      $    40           $    37

Retail - Department Stores - 0.6%
 Dayton Hudson Corp. - Debs.
 6.75% due 01/01/28 ...........................           25                23
 Federated Department Stores
 6.625% due 04/01/11 ..........................          200               193
 Gap, Inc. - Notes
 6.9% due 09/15/07 ............................          100               100
 Target Corp.
 6.35% due 01/15/11 ...........................          100                99
 Wal-Mart Stores, Inc. - Debs.
 6.75% due 10/15/23 ...........................          100               100
                                                                      --------
                                                                           515
Retail - Food - 0.3%
 Albertson's, Inc. - Notes
 6.625% due 06/01/28 ..........................           50                42
 McDonald's Corp. - Sub. Debs.
 7.31% due 09/15/27 ...........................           60                59
 Safeway, Inc.
 7.25% due 09/15/04 ...........................          150               156
                                                                      --------
                                                                           257

Telecommunication Equipment - 0.2%
 Deutsche Telekom International Finance
 8.25% due 06/15/30 ...........................          100               103
 GTE Corp. - Debs.
 6.94% due 04/15/28 ...........................          100                93
                                                                      --------
                                                                           196

Telecommunication Services - 2.1%
 AT&T WirelessGroup - Sr. Notes 144A
 7.875% due 03/01/11 ..........................          200               200
 AT&T Canada, Inc. - Sr. Notes
 7.65% due 09/15/06 ...........................          150               148
 Bell Canada
 7.75% due 04/01/06 ...........................          125               130
 BellSouth Telecommunications, Inc. - Debs.
 7.0% due 10/01/25 ............................          100                98
 British Telecommunications PLC - Notes
 8.125% due 12/15/10 ..........................          200               212
 Dominion Resources, Inc.
 8.125% due 06/15/10 ..........................          200               216
 France Telecom - Notes Sr. 144A
 7.2% due 03/01/06 ............................          350               360
 Telefonica Europe BV - Notes
 8.25% due 09/15/30 ...........................          100               106
 Vodafone Group PLC
 7.75% due 02/15/10 ...........................          100               105
 Worldcom, Inc. - Notes
 8.25% due 05/15/31 ...........................          150               147
                                                                      --------
                                                                         1,722

Telephone - 0.8%
 Alltel Corp. - Sr. Notes
 7.6% due 04/01/09 ............................          100               103
 Comcast Cable Communications - Notes
 8.875% due 05/01/17 ..........................           75                85
 New York Telephone Co. - Debs.
 7.25% due 02/15/24 ...........................          100                95
 SBC Communications Capital Corp. - Debs.
 5.875% due 06/01/03 ..........................          100               100
 South Carolina Electric & Gas - 1st Mtg.
 7.5% due 06/15/23 ............................          100                96
 Sprint Capital Corp.
 6.875% due 11/15/28 ..........................          150               127
                                                                      --------
                                                                           606

Transportation Services - 0.7%
 American Airlines, Inc. - Pass Through
 Certificates
 7.024% due 04/15/11 ..........................           60                61
 Burlington Northern Railroad Co.
 6.125% due 03/15/09 ..........................          150               144
 CSX Corp. - Debs.
 7.45% due 05/01/07 ...........................          125               130
 Norfolk Southern Corp. - Notes
 7.35% due 05/15/07 ...........................          125               129
 Union Pacific Corp. - Debs.
 6.625% due 02/01/29 ..........................           85                76
                                                                      --------
                                                                           540

U.S. Government Agencies - 44.9%
 Federal Home Loan Bank
 5.58% due 08/17/01 ...........................          300               300
 6.75% due 02/15/02 ...........................        1,600             1,626
 Federal Home Loan Bank Disc. Note
 5.125% due 03/06/06 ..........................          600               590
 Federal Home Loan Mortgage Corp.
 5.5% due 06/01/16 ............................          500               483
 5.75% due 04/15/08 ...........................          300               298
 6.5% due 01/01/21 ............................          431               429
 6.5% due 05/01/31 ............................          599               590
 7.0% due 07/15/05 ............................          655               692
 7.0% due 02/01/16 ............................          371               378
 7.0% due 05/01/31 ............................          250               251
 8.0% due 09/01/30 ............................          500               516
 Federal Home Loan Mortgage Corp. - Bonds
 7.1% due 04/10/07 ............................          500               534
 Federal Home Loan Mortgage Corp. - Deb.
 5.0% due 01/15/04 ............................          800               802
 Federal Home Loan Mortgage Corp. - Notes
 5.75% due 07/15/03 ...........................        1,000             1,022
 6.0% due 10/01/14 ............................          572               564
 6.0% due 08/01/29 ............................          995               957
 6.5% due 11/01/15 ............................          587               590
 6.5% due 09/01/28 ............................          474               467
 6.5% due 06/01/29 ............................           87                85

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

U.S. Government Agencies - Continued
 Federal Home Loan Mortgage Corp. - Notes
 6.5% due 07/01/29 ............................      $   983           $   968
 6.5% due 12/01/30 ............................          399               393
 6.875% due 01/15/05 ..........................          150               158
 7.0% due 02/01/30 ............................        1,397             1,404
 7.5% due 02/01/16 ............................          141               145
 7.5% due 11/01/30 ............................        1,012             1,034
 8.0% due 02/01/30 ............................          363               375
 Federal Home Loan Mortgage Corp. - Sr. Notes
 5.8% due 09/02/08 ............................          225               223
 Federal National Mortgage Assoc.
 5.375% due 03/15/02 ..........................          450               455
 5.5% due 03/01/16 ............................          200               193
 5.5% due 04/01/16 ............................          100                96
 6.0% due 05/01/14 ............................          238               235
 6.0% due 06/01/31 ............................          700               672
 6.25% due 05/15/29 ...........................          965               924
 6.375% due 06/15/09 ..........................          600               612
 6.5% due 04/29/09 ............................          200               199
 6.5% due 11/01/29 ............................          700               690
 7.0% due 05/01/31 ............................          600               603
 7.5% due 11/01/30 ............................          238               243
 Federal National Mortgage Assoc. - Notes
 4.75% due 11/14/03 ...........................          175               175
 6.0% due 02/01/16 ............................          589               580
 6.0% due 01/01/29 ............................          994               958
 6.19% due 02/19/09 ...........................          120               118
 6.5% due 02/01/15 ............................          279               280
 6.5% due 12/01/30 ............................          469               462
 6.5% due 01/01/31 ............................          114               112
 6.5% due 02/01/31 ............................        1,795             1,768
 7.0% due 01/01/08 ............................          199               202
 7.0% due 03/01/16 ............................          292               297
 7.0% due 01/01/30 ............................        1,726             1,734
 7.125% due 01/15/30 ..........................          159               170
 7.5% due 10/01/15 ............................          398               409
 7.5% due 09/01/30 ............................        1,187             1,212
 8.0% due 08/01/30 ............................          492               508
 8.5% due 09/01/30 ............................          339               356
 Government National Mortgage Assoc.
 6.5% due 05/15/31 ............................          300               296
 7.0% due 06/15/31 ............................          500               504
 7.5% due 01/15/31 ............................          195               200
 8.5% due 09/15/30 ............................          347               363
 Government National Mortgage Assoc. - Notes.
 6.0% due 07/15/29 ............................          325               314
 6.5% due 01/15/16 ............................          196               198
 Government National Mortgage Assoc. - Notes
 6.5% due 05/15/29 ............................        1,176             1,164
 7.0% due 12/15/30 ............................        1,382             1,394
 7.5% due 09/15/30 ............................        1,121             1,149
 8.0% due 02/15/31 ............................          772               800
                                                                      --------
                                                                        36,519

U.S. Governmental - 24.5%
 U.S. Treasury-Bill
 3.435% due 09/13/01 ..........................          842               842
 U.S. Treasury Bond
 5.0% due 02/15/11 ............................        1,000               970
 5.5% due 08/15/28 ............................          700               663
 6.5% due 11/15/26 ............................          535               576
 6.75% due 08/15/26 ...........................          775               859
 8.125% due 08/15/21 ..........................        1,100             1,382
 8.75% due 08/15/20 ...........................        1,100             1,457
 9.125% due 05/15/09 ..........................          750               837
 10.75% due 08/15/05 ..........................          600               728
 11.25% due 02/15/15 ..........................          260               393
 11.75% due 02/15/10 ..........................          250               306
 11.75% due 11/15/14 ..........................          465               659
 U.S. Treasury - Notes
 5.625% due 05/15/08 ..........................        2,000             2,079
 5.75% due 10/31/02  ..........................        2,000             2,044
 5.75% due 08/15/03 ...........................        1,000             1,028
 6.75% due 05/15/05 ...........................        2,500             2,662
 7.875% due 11/15/04 ..........................        2,000             2,190
 United Mexican States - Notes
 9.875% due 02/01/10 ..........................          220               242
                                                                      --------
                                                                        19,917
                                                                      --------
                  TOTAL PUBLICLY-TRADED BONDS -         96.8%           78,545
                                                                      --------

SHORT-TERM INVESTMENTS - 2.0%
 Investment in joint trading account
 3.97% due 07/02/01 ...........................        1,626             1,626
                                                    --------          --------
                             TOTAL INVESTMENTS-         98.8%           80,171
               Other Assets & Liabilities, Net-          1.2%              990
                                                    --------          --------
                                    NET ASSETS-        100.0%         $ 81,161
                                                    ========          ========

144A-Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $759 or .94% of net assets of the Portfolio.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                                       Market
            Name of Issuer                            Shares            Value
                                                                       (000's)

COMMON STOCK

Aerospace & Defense - 0.8%
 Honeywell International, Inc. ................        7,600          $    266

Brokerage & Investment Management - 0.4%
 Goldman Sachs Group, Inc. ....................        1,800               154

Commercial Services - 1.5%
 Concord EFS, Inc. ............................        5,900               307
 Omnicom Group, Inc. ..........................        2,700               232
                                                                      --------
                                                                           539

Computer Equipment - 0.4%
 Veritas Software Corp. *  ....................        2,300               153

Computer Software & Services - 7.9%
 Check Point Software Technologies, Ltd. ......        2,100               106
 Electronic Data Systems Corp. ................       11,000               688
 First Data Corp. .............................        5,000               321
 Microsoft Corp. ..............................       20,500             1,496
 Siebel Systems, Inc. .........................        4,600               216
                                                                      --------
                                                                         2,827

Cosmetic & Personal Care - 1.5%
 Colgate-Palmolive Co. ........................        8,900               525

Diversified Operations - 7.3%
 General Electric Co. .........................       30,000             1,463
 Tyco International, Ltd. .....................       21,200             1,155
                                                                      --------
                                                                         2,618

Electronic Products & Services - 3.7%
 Cisco Systems, Inc. * ........................       48,600               884
 Maxim Integrated Products, Inc. ..............        6,200               274
 Texas Instruments, Inc. ......................        4,500               142
                                                                      --------
                                                                         1,300

Energy - Alternative Source - 0.9%
 Dynegy, Inc. - Cl. A .........................        6,600               307

Financial Services - 3.1%
 Household International, Inc. ................       11,200               747
 Merrill Lynch & Co., Inc. ....................        6,000               356
                                                                      --------
                                                                         1,103

Food, Beverage & Tobacco - 1.1%
 Anheuser-Busch Cos., Inc. ....................        9,500               391

Health Care Products - 14.1%
 Johnson & Johnson ............................        9,900               495
 Medtronic, Inc. ..............................       14,400               663
 Pfizer, Inc. .................................       50,300             2,014
 Pharmacia Corp. ..............................       23,700             1,089
 Schering-Plough Corp. ........................       21,300               772
                                                                      --------
                                                                         5,033

Health Care Services - 1.0%
 Tenet Healthcare Corp. .......................        6,700               346

Insurance - 3.7%
 American International Group, Inc. ...........       15,500             1,333

Media - TV & Radio - 11.9%
 AOL Time Warner, Inc. * ......................       43,100             2,284
 Comcast Corp. - Cl. A * ......................       27,900             1,211
 Viacom, Inc. - Cl. B *  ......................       14,600               756
                                                                      --------
                                                                         4,251

Oil - 1.1%
 Baker Hughes, Inc. ...........................       11,700               392

Oil & Natural Gas Exploration & Production - 3.0%
 BP Amoco PLC - ADR ...........................        8,500               424
 Chevron Corp. ................................        4,000               362
 Transocean Sedco Forex, Inc. .................        7,000               289
                                                                      --------
                                                                         1,075

Personal & Commercial Lending - 9.1%
 Citigroup, Inc. ..............................       31,008             1,638
 MBNA Corp. ...................................       49,100             1,618
                                                                      --------
                                                                         3,256

Retail - Department Stores - 8.7%
 Home Depot, Inc. .............................       24,200             1,126
 Kohl's Corp. .................................       19,400             1,217
 Target Corp. .................................       10,600               367
 Wal-Mart Stores, Inc. ........................        7,800               381
                                                                      --------
                                                                         3,091

Retail - Drug Stores - 1.6%
 Walgreen Co. .................................       16,200               553

Telecommunication Equipment - 3.4%
 Micron Technology, Inc. ......................        6,700               275
 Nokia Oyj - ADR ..............................       42,200               930
                                                                      --------
                                                                         1,205

Telecommunication Services - 1.3%
 Vodafone Group PLC ...........................       21,200               474

Telephone - 3.3%
 AT&T Corp. - Liberty Media Group - Cl. A .....       33,900               593
 AT&T Wireless Group * ........................       34,600               566
                                                                      --------
                                                                         1,159

U.S. Government Agencies - 6.8%
 Federal Home Loan Mortgage Corp. .............       24,200             1,694
 Federal National Mortgage Assoc. .............        8,400               715
                                                                      --------
                                                                         2,409
                                                                      --------
                            TOTAL COMMON STOCK-         97.6%           34,760
                                                                      --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                        Par             Market
                                                       Value             Value
                                                      (000's)           (000's)

SHORT-TERM INVESTMENTS - 2.8%

 Investment in joint trading account
  3.97% due 07/02/01 ..........................      $ 1,006           $ 1,006
                                                     -------           -------
                             TOTAL INVESTMENTS-        100.4%           35,766
               Other Assets & Liabilities, Net-         (0.4)%            (137)
                                                     -------           -------

                                    NET ASSETS-        100.0%          $35,629
                                                     =======           =======

ADR-American Depository Receipts
* Non-income producing security.

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 0.3%
 Kaman Corp. - Cl. A ........................................   1,600   $   28
 Memberworks, Inc. ..........................................   1,400       32
 Teledyne Technologies, Inc. * ..............................   1,000       15
 The Titan Corp. * ..........................................     900       21
                                                                        ------
                                                                            96
Apparel - 0.1%
 Skechers USA, Inc. .........................................   1,400       41

Auto & Truck Parts - 1.1%
 Autoliv, Inc. ..............................................   1,400       24
 AutoZone, Inc. * ...........................................   1,400       53
 Cummins Engine Company, Inc. ...............................     700       27
 Goodyear Tire & Rubber Co. .................................   3,000       84
 Polaris Industries Inc. ....................................   1,000       46
 Visteon Corp. ..............................................   3,400       62
                                                                        ------
                                                                           296
Automobile - 0.4%
 Oshkosh Truck Corp. ........................................     900       40
 United Auto Group, Inc. * ..................................   4,100       72
                                                                        ------
                                                                           112
Bank - 7.4%
 Associated Banc-Corp .......................................   2,800      101
 BancorpSouth, Inc. .........................................     675       11
 Bancwest Corp. .............................................   5,200      179
 Banknorth Group, Inc. ......................................   2,625       59
 Capitol Federal Financial ..................................   2,100       41
 Cathay Bancorp, Inc. .......................................     700       38
 City National Corp. ........................................   2,000       89
 Commerce Bancorp, Inc. .....................................   1,000       70
 Commerce Bancshares, Inc. ..................................   2,280       84
 Corus Bankshares, Inc. .....................................   1,600       96
 Cullen/Frost Bankers, Inc. .................................   2,900       98
 Dime Bancorp, Inc. .........................................   2,300       86
 Downey Financial Corp. .....................................     500       24
 F&M National Corp. .........................................   1,000       40
 First Citizens BancShares, Inc. - Cl. A ....................     800       87
 First Sentinel Bancorp, Inc. ...............................   1,400       19
 First Virginia Banks, Inc. .................................   1,400       66
 GBC Bancorp ................................................     800       23
 Golden State Bancorp, Inc. * ...............................   2,300       71
 Hancock Holding Co. ........................................   1,400       60
 Investors Financial Services Corp. .........................   1,000       67
 M&T Bank Corp. .............................................   2,100      159
 Mercantile Bankshares Corp. ................................   2,500       98
 Net.B@nk, Inc. * ...........................................     500        6
 North Fork Bancorporation, Inc. ............................   1,200       37
 OceanFirst Financial Corp. .................................   1,400       36
 Omega Financial Corp. ......................................     600       19
 PFF Bancorp, Inc. * ........................................   1,200       30
 Royal Bank of Canada .......................................   1,952       62
 Silicon Valley Bancshares * ................................     900       20
 TCF Financial Corp. ........................................   1,300       60
 United Community Financial Corp. ...........................   1,900       17
 Zions Bancorp ..............................................   1,600       94
                                                                        ------
                                                                         2,047
Brokerage & Investment Management - 1.8%
 Affiliated Managers Group, Inc. * ..........................   2,300      141
 Investment Technology Group, Inc. ..........................     600       30
 Jefferies Group, Inc. ......................................   1,900       61
 John Nuveen Co. - Cl. A ....................................   3,700      210
 Raymond James Financial, Inc. ..............................   1,000       31
 Southwest Securities Group, Inc. ...........................   1,160       24
                                                                        ------
                                                                           497
Building Materials - 0.4%
 Interactive Data Corp. .....................................   1,200       11
 The Scotts Co. - Cl A ......................................   2,700      112
                                                                        ------
                                                                           123
Business Services - 1.5%
 Career Education Corp. .....................................     700       42
 Comdisco, Inc. .............................................   2,200        3
 Corporate Executive Board Co. ..............................   1,200       50
 DiamondCluster, Inc. * .....................................     900       12
 Education Management Corp. .................................     700       28
 Express Scripts, Inc. - Cl. A * ............................   2,600      143
 Forrester Research, Inc. * .................................     900       20
 Global Payments, Inc. * ....................................     880       27
 Harris Corp. ...............................................   1,900       52
 TotalSystem Services, Inc. .................................   1,000       28
                                                                        ------
                                                                           405
Chemical - 2.2%
 Albemarle Corp. ............................................   2,300       53
 Arch Chemicals, Inc. .......................................   1,800       39
 Ashland, Inc. ..............................................   2,900      116
 Cabot Corp. ................................................   1,700       61
 ChemFirst, Inc. ............................................   1,300       34
 Crompton Corp. .............................................   1,300       14
 Cytec Industries, Inc. * ...................................   1,200       46
 Engelhard Corp. ............................................   1,800       47
 IMC Global, Inc. ...........................................   1,200       12
 Lubrizol Corp. .............................................   1,600       50
 Sigma-Aldrich Corp. ........................................   3,700      143
 W.R. Grace & Co. ...........................................   2,900        5
                                                                        ------
                                                                           620
Commercial Services - 3.5%
 ADVO, Inc. .................................................   1,400       48
 Apollo Group, Inc. - Cl. A .................................   2,400      102
 Brady Corp. - Cl. A ........................................   1,300       47
 Coinstar, Inc. * ...........................................   2,100       47
 CSG Systems International, Inc. * ..........................     800       45
 F.Y.I., Inc. * .............................................     800       33
 Fair Issac & Co., Inc. .....................................   1,600       99

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - Continued

Commercial Services - Continued
 Galileo International, Inc. ................................   1,500   $  49
 Identix, Inc. * ............................................     400       2
 Informix Corp. * ...........................................   3,150      18
 Lamar Advertising Co. * ....................................   1,000      44
 Macrovision Corp. * ........................................   1,000      68
 Paxar Corp. * ..............................................   1,500      22
 Plexus Corp. * .............................................   1,200      40
 Power One, Inc. * ..........................................     700      12
 Rent A Car * ...............................................   1,500      79
 Standard Register Co. ......................................   1,700      31
 Steelcase, Inc. - Cl. A ....................................   3,900      47
 Sybase, Inc. * .............................................   2,100      35
 Sylvan Learning Systems, Inc. * ............................   1,400      34
 TeleTech Holdings, Inc. 8 ..................................   1,700      15
 Wackenhut Corp. - Cl. A ....................................     600      10
 Waste Connections, Inc. ....................................     800      29
                                                                       ------
                                                                          956
Computer Equipment - 0.9%
 CACI International, Inc. - Cl A ............................   1,200      56
 Cerner Corp. * .............................................     800      34
 Extreme Networks, Inc. 8 ...................................     700      21
 Intergraph Corp. ...........................................     800      12
 Mentor Graphics Corp. * ....................................   1,800      31
 Mercury Computer Systems, Inc. .............................   1,200      53
 Predictive Systems, Inc. * .................................   1,900       8
 Quantum Corp. - DLT & Storage * ............................   1,400      14
 Tech Data Corp. * ..........................................     700      23
                                                                       ------
                                                                          252
Computer Software & Services - 7.6%
 Actuate Software Corp. .....................................   1,200      11
 Acxiom Corp. ...............................................   1,400      18
 Advent Software, Inc. ......................................     500      32
 Affiliated Computer Services, Inc. - Cl. A * ...............   3,500     252
 Agile Software Corp. * .....................................     200       3
 Art Technology Group, Inc.* ................................   1,000       6
 Aspen Technologies, Inc. ...................................     300       7
 Autodesk, Inc. .............................................   1,500      56
 Avant! Corp. * .............................................   1,600      21
 Barra, Inc. * ..............................................     850      33
 Black Box Corp. ............................................     500      34
 CacheFlow, Inc. * ..........................................     300       2
 Cadence Design Systems, Inc. * .............................   3,600      67
 Ceridian Corp. * ...........................................   1,400      27
 CheckFree Corp. ............................................     900      32
 Clarent Corp. * ............................................     600       6
 CNet Networks, Inc. ........................................   1,200      16
 Cognizant Technology Solutions Corp. .......................     500      21
 Digex, Inc. * ..............................................     500       7
 Digital Insight Corp.* .....................................     400       9
 E.Piphany, Inc. * ..........................................   1,100      11
 EarthLink, Inc. * ..........................................   1,161      16
 Echelon Corp. * ............................................     200       6
 Factset Research Systems, Inc. .............................     700      25
 GTech Holdings Corp. .......................................   1,900      67
 Informatica Corp. * ........................................     900      16
 Internap Network Services Corp.* ...........................   1,000       3
 Internet Security System, Inc. .............................     400      19
 Intertrust Technologies Corp. * ............................   1,200       1
 Interwoven, Inc. * .........................................   1,100      19
 Intranet Solutions, Inc. * .................................     300      11
 J.D. Edwards & Co.* ........................................   1,200      17
 Jack Henry & Associates, Inc. ..............................   1,200      37
 Kana Communications, Inc. * ................................   2,150       4
 Liberate Technologies, Inc. ................................     900      10
 LookSmart, Ltd. * ..........................................     500       1
 Macromedia, Inc. * .........................................     900      16
 Manugistics Group, Inc. * ..................................     500      13
 MCSi, Inc. * ...............................................   1,400      21
 Micromuse, Inc. * ..........................................   1,900      53
 Multex.com, Inc. * .........................................     300       5
 National Data Corp. ........................................   1,200      39
 NCR Corp. * ................................................   1,900      89
 Netegrity, Inc. * ..........................................     400      12
 NetIQ Corp. * ..............................................     984      31
 Network Associates, Inc. ...................................   1,700      21
 NextCard, Inc. * ...........................................     200       2
 NVIDIA Corp. * .............................................   1,300     121
 Packeteer, Inc. * ..........................................     400       5
 Parametric Technology Corp. * ..............................   2,100      29
 Peoplesoft, Inc. ...........................................   3,000     148
 Peregrine Systems, Inc. * ..................................   2,500      73
 Pixar, Inc. ................................................   1,300      53
 PurchasePro.com, Inc. * ....................................     500       1
 Radiant Systems, Inc.* .....................................   1,100      18
 Rainbow Technologies, Inc. * ...............................   1,500       8
 Red Hat, Inc. * ............................................     800       3
 Renaissance Learning, Inc. .................................     600      30
 Retek, Inc. * ..............................................     745      36
 RSA Security, Inc. * .......................................     750      23
 Safeguard Scientifics, Inc. * ..............................   3,600      19
 SCM Microsystems, Inc. * ...................................     200       2
 Secure Computing Corp. * ...................................     300       5
 SonicWall, Inc. * ..........................................     500      13
 Symantec Corp. * ...........................................   2,100      92
 Synopsys, Inc. * ...........................................   1,200      58
 THQ, Inc. ..................................................   1,000      60
 Trizetto Group, Inc.* ......................................     200       2
 Unigraphics Solutions, Inc. * ..............................   1,400      44
 Verity, Inc. * .............................................     600      12
 VerticalNet, Inc. * ........................................   1,400       4
 Viant Corp. * ..............................................     600       1
 WebMethods, Inc. * .........................................     305       6

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                        Market
    Name of Issuer                                             Shares    Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Computer Software & Services - Continued
 Wind River Systems *  .....................................    1,200   $   21
                                                                        ------
                                                                         2,112
Construction - 1.5%
 Dycom Industries, Inc. * ..................................    1,600       37
 Emcor Group, Inc. * .......................................    2,200       80
 Hughes Supply, Inc. .......................................    1,700       40
 Jacobs Engineering Group, Inc. ............................      800       52
 NVR, Inc. * ...............................................    1,200      178
 Stanley Works .............................................      700       29
 USG Corp. * ...............................................    1,300        5
                                                                        ------
                                                                           421
Consumer Miscellaneous - 1.6%
 Central Garden & Pet Co. *  ...............................    2,700       26
 Concord Camera Corp. *  ...................................      900        5
 GoTo.com, Inc. * ..........................................      500       10
 Herbalife International, Inc. - Cl. A .....................    1,100       11
 Ingram Micro, Inc. - Cl. A *  .............................    2,800       40
 JAKKS Pacific, Inc. .......................................    2,300       43
 Nu Skin Enterprises, Inc. - Cl. A *  ......................    2,800       24
 Russ Berrie & Co., Inc. ...................................      800       23
 Sherwin-Williams Co. ......................................    2,100       47
 Toro Co. ..................................................    4,600      207
                                                                        ------
                                                                           436
Container - 0.2%
 Chesapeake Corp. ..........................................    2,800       69

Cosmetic & Personal Care - 0.2%
 Alberto-Culver Co. - Cl. B ................................    1,600       67

Diversified Operations - 2.3%
 A.O. Smith Corp. ..........................................    1,400       25
 Coherent, Inc. *  .........................................    1,300       47
 GenTek, Inc. ..............................................    2,000       11
 Henry Schein, Inc. *  .....................................    3,000      120
 ITT Industries, Inc. ......................................    2,400      106
 National Service Industries, Inc ..........................    2,300       52
 Nortek, Inc. ..............................................    1,200       38
 Pittston Brink's Group ....................................    1,200       27
 Reynolds & Reynolds Co. - Cl A ............................    1,600       35
 Roper Industries, Inc. ....................................      700       29
 SCP Pool Corp. * ..........................................    1,700       59
 SPS Technologies, Inc. ....................................      600       28
 Viad Corp. ................................................    1,000       26
 W.W. Grainger, Inc. .......................................      600       25
                                                                        ------
                                                                           628
Electric Power - 3.6%
 Avista Corp. ..............................................    2,100       42
 CMS Energy Corp. ..........................................    2,100       58
 El Paso Electric Co. ......................................    2,500       40
 Energy East Corp. .........................................    5,100      107
 NiSource, Inc. ............................................    1,900       52
 PPL Corp. .................................................    3,500      193
 Public Service Co. of New Mexico ..........................    2,800       90
 Puget Energy, Inc. ........................................    3,400       89
 RGS Energy Group, Inc. ....................................    2,700      101
 UtiliCorp United, Inc. ....................................    7,200      220
                                                                        ------
                                                                           992
Electrical Equipment - 0.8%
 Anixter International, Inc. ...............................    2,100       64
 Mettler-Toledo International, Inc. * ......................      600       26
 Pentair, Inc. .............................................      700       24
 The Genlyte Corp. * .......................................    2,200       68
 Universal Electronics, Inc. ...............................    1,300       23
 Zygo Corp.* ...............................................    1,200       27
                                                                        ------
                                                                           232
Electronic Components - 0.1%
 Centiillium Communications, Inc ...........................      900       22

Electronic Products & Services - 5.3%
 Aeroflex, Inc. * ..........................................      800        8
 Alliance Semiconductor Corp. * ............................      800       10
 Alliant Energy Corp. ......................................    1,800       52
 Amphenol Corp. - Cl. A * ..................................    1,900       76
 Anaren Micro Circuits, Inc. * .............................      400        8
 Audiovox Corp. - Cl. A * ..................................    1,200       13
 Avnet, Inc. ...............................................    3,144       70
 Ball Corp. ................................................    1,800       86
 BEI Technologies, Inc. ....................................      900       24
 Benchmark Electronics, Inc. * .............................      600       15
 Cabot Microelectronics Corp. ..............................      664       41
 Checkpoint Systems, Inc. *  ...............................      600       11
 Cirrus Logic, Inc. *  .....................................    1,000       23
 CyberOptics Corp. * .......................................      900       11
 Cytyc Corp. * .............................................    3,100       71
 Elantec Semiconductor, Inc. * .............................      400       14
 Electro Scientific Industries, Inc. * .....................      900       34
 Emulex Corp. *  ...........................................      900       36
 Entrust Technologies, Inc. * ..............................      600        4
 Exar, Corp. * .............................................      800       16
 FEI Co.* ..................................................      900       37
 General Semiconductor, Inc. ...............................      300        3
 Generale Cable Corp. ......................................    3,700       69
 II-VI, Inc. * .............................................    1,000       18
 Keithley Instruments, Inc. ................................    1,400       30
 Lam Research Corp. *  .....................................    2,000       59
 Lattice Semiconductor Corp. * .............................    1,200       29
 Microsemi Corp. ...........................................      600       43
 Molecular Devices, Corp.* .................................      300        6
 Moog, Inc. - Cl. A *  .....................................    1,000       39
 MRV Communications, Inc. * ................................    1,500       14
 Newport Corp. .............................................      900       24
 Park Electrochemical Corp. ................................      800       21
 PerkinElmer, Inc. .........................................    3,600       99
 Pioneer Standard Electronics, Inc .........................    2,200       28
 QLogic Corp. *  ...........................................    1,300       84

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                        Market
    Name of Issuer                                              Shares   Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Electronic Products & Services - Continued
 Rogers Corp. ..............................................      600   $   16
 Rudolph Technologies, Inc. ................................      500       24
 Sensormatic Electronics Corp. * ...........................    1,200       20
 Standard Microsystems Corp. ...............................    2,400       43
 Tektronix, Inc. ...........................................    3,200       87
 TranSwitch Corp. *  .......................................      800        9
 Trimble Navigation, Ltd. * ................................      300        6
 Vicor Corp. * .............................................      800       13
 Woodhead Industries, Inc. .................................    1,300       22
                                                                        ------
                                                                         1,466
Energy - Alternative Source - 0.8%
 Covanta Energy Corp. ......................................    2,400       45
 Massey Energy Co. .........................................    4,200       83
 Woodward Governor Co. .....................................    1,200      101
                                                                        ------
                                                                           229
Engineering & Construction - 0.1%
 York International Corp. ..................................    1,000       35

Financial Services - 2.0%
 Advanta Corp. - Cl. A .....................................    1,600       26
 Ameritrade Holding Corp. *  ...............................    1,300       10
 BlackRock, Inc.* ..........................................    2,300       79
 Eaton Vance Corp. * .......................................    1,700       59
 First Tennessee National Corp. ............................    1,800       63
 Heller Financial, Inc. ....................................    2,700      108
 Pacific Century Financial Corp ............................    1,300       34
 S1 Corp. *  ...............................................    1,000       14
 SEI Investments Co. .......................................    2,600      123
 UIL Holding Corp. .........................................      500       24
                                                                        ------
                                                                           540
Food, Beverage & Tobacco - 3.1%
 Brown-Forman Corp. - Cl. B ................................    1,400       90
 Constellation Brands, Inc. - Cl. A *  .....................    1,500       61
 Corn Products International, Inc ..........................    1,300       42
 Fleming Cos., Inc. ........................................    1,800       64
 IBP, Inc. .................................................    1,300       33
 J.M. Smucker Co. ..........................................    1,400       36
 McCormick & Co., Inc. .....................................    1,400       59
 Pepsi Bottling Group, Inc. ................................    2,200       88
 Pilgrims Pride Corp. - Cl. B ..............................    1,300       16
 R.J. Reynolds Tobacco Holdings, Inc. * ....................    2,300      126
 Smithfield Foods, Inc. *  .................................    4,000      161
 Suiza Foods Corp. * .......................................    1,000       53
 SuperValu, Inc. ...........................................    1,700       30
                                                                        ------
                                                                           859
Foreign Governmental - 0.1%
 Interface, Inc. ...........................................    2,200       17

Health Care Products - 7.3%
 Abgenix, Inc. * ...........................................    1,000       45
 Andrx Corp.*  .............................................      700       54
 Applera Corporation - Celera Genomics Group ...............      900       36
 Bacou USA, Inc. ...........................................    1,200       34
 Barr Laboratories, Inc. * .................................      500       35
 Beckman Coulter, Inc. .....................................    2,100       86
 Bergen Brunswig Corp. - Cl. A .............................    5,300      102
 Bio-Rad Laboratories, Inc. - Cl. A ........................    1,000       50
 C.R. Bard, Inc. ...........................................    1,500       85
 Cell Genesys, Inc. *  .....................................    2,500       51
 Cephalon, Inc. *  .........................................      500       35
 Conmed Corp. ..............................................    1,200       31
 COR Therapeutics, Inc. *  .................................      900       27
 CuraGen Corp. * ...........................................      500       18
 Datascope Corp. * .........................................    1,000       46
 Dentsply International, Inc. ..............................    1,600       71
 Diagnostic Products Corp. .................................    1,200       40
 Haemonetics Corp.8 ........................................      700       21
 Hillenbrand Industries, Inc. ..............................    1,200       69
 Immunogen, Inc. ...........................................      600       12
 Invitrogen Corp. *  .......................................      900       65
 King Pharmaceuticals, Inc. *  .............................    1,850       99
 Maxim Pharmaceuticals, Inc. * .............................      700        4
 Maxygen, Inc. * ...........................................      500       10
 Medicis Pharmaceutical Corp. - Cl. A ......................      500       27
 Millipore Corp. ...........................................      500       31
 Myriad Genetics, Inc. * ...................................      500       32
 Owens and Minor, Inc. .....................................    2,700       51
 Patterson Dental Co. *  ...................................    1,400       42
 Perrigo Co. ...............................................   10,100      169
 Pharmaceutical Product Development, Inc. * ................    1,500       46
 Pharmacopeia, Inc. *  .....................................      800       19
 PolyMedica Corp. *  .......................................    1,000       40
 Priority Healthcare Corp. - Cl. B *  ......................      900       25
 Protein Design Labs, Inc. * ...............................      400       35
 ResMed, Inc. ..............................................    1,500       76
 Respironics, Inc. * .......................................    1,400       42
 Sicor, Inc. ...............................................    1,800       42
 Steris Corp. ..............................................    2,000       40
 Varian Medical Systems, Inc. * ............................    1,200       86
 Varian, Inc. *  ...........................................    1,000       32
 Vertex Pharmaceuticals, Inc. * ............................      600       30
 Vical, Inc. *  ............................................    1,300       18
                                                                        ------
                                                                         2,009
Health Care Services - 3.9%
 Albany Molecular Research, Inc ............................      800       30
 AmeriSource Health Corp. - Cl A *  ........................    2,300      127
 Apria Healthcare Group, Inc. * ............................    1,400       40
 Beverly Enterprises, Inc. * ...............................    1,700       18
 Biosite Diagnostics, Inc. .................................      900       40
 Caremark Rx, Inc. * .......................................    4,500       74
 Coventry Health Care, Inc. *  .............................    1,900       38
 Fisher Scientific International, Inc. .....................    1,200       35

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                        Market
    Name of Issuer                                             Shares    Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Health Care Services - Continued
 Health Management Associates, Inc. - Cl. A ................    1,700   $   36
 Healthnet, Inc. ...........................................    1,800       31
 Healthsouth Corp.* ........................................    4,600       74
 Humana, Inc. * ............................................    3,100       31
 Idec Pharmaceuticals Corp. ................................    2,000      135
 Oxford Health Plans, Inc. * ...............................    2,000       57
 PacifiCare Health Systems, Inc. * .........................    2,300       38
 St. Jude Medical, Inc. ....................................    2,100      126
 Syncor International Corp. * ..............................    1,600       50
 Trigon Healthcare, Inc. ...................................      500       33
 Universal Health Services, Inc. - Cl. B * .................      600       27
 WebMD Corp. * .............................................    4,000       28
                                                                        ------
                                                                         1,068
Household Appliances & Furnishings - 0.9%
 CompX International, Inc.* ................................    1,000       12
 Energizer Holdings , Inc. .................................    1,800       41
 Furniture Brands International, Inc.* .....................    1,200       34
 Lennox International, Inc. ................................    2,100       23
 Mohawk Industries, Inc. * .................................    1,400       49
 Rent-Way, Inc. * ..........................................    1,100       12
 Springs Industries, Inc. - Cl A ...........................    1,900       84
                                                                        ------
                                                                           255
Housing - 0.5%
 American Standard Cos., Inc. ..............................      500       30
 D.R. Horton, Inc. .........................................    1,561       35
 Pulte Corp. ...............................................    1,500       64
                                                                        ------
                                                                           129
Insurance - 3.0%
 American National Insurance Co. ...........................      400       30
 Conseco, Inc. .............................................    2,400       33
 Fidelity National Financial, Inc. .........................    1,410       35
 LandAmerica Financial Group, Inc. .........................    1,400       44
 Liberty Financial Companies, Inc. * .......................    1,700       55
 National Western Life Insurance Co. .......................      500       60
 Nationwide Financial Services - Cl. A .....................    4,900      214
 Old Republic International Corp. ..........................    2,900       84
 Protective Life Corp. .....................................    1,300       45
 Safeco Corp. ..............................................    2,200       65
 Stancorp Financial Group, Inc. ............................    1,300       61
 The Midland Co. ...........................................      900       40
 The MONY Group, Inc. ......................................    1,300       52
                                                                        ------
                                                                           818
Leisure & Recreation - 3.0%
 Arctic Cat, Inc. ..........................................    1,900       27
 Argosy Gaming Co. .........................................    2,200       61
 Aztar Corp. ...............................................    1,900       23
 Bally Total Fitness Holding Corp. * .......................      800       24
 Blockbuster, Inc. - Cl. A .................................    2,300       42
 Brunswick Corp. ...........................................    1,000       24
 Callaway Golf Co. .........................................    4,500       71
 Dover Downs Entertainment .................................    1,300       20
 Hotel Reservations Network, Inc. - Cl. A ..................      100        5
 International Game Technology .............................    4,000      251
 Lodgenet Entertainment Corp. ..............................    1,300       23
 MeriStar Hospitality Corp. ................................    3,700       88
 Sabre Group Holdings, Inc. * ..............................    1,900       95
 Ticketmaster Online-CitySearch, Inc. - Cl. B * ............      400        6
 Trendwest Resorts, Inc. * .................................      900       21
 WMS Industries, Inc. ......................................    1,000       32
 World Wrestling Federation Entertainment, Inc. ............    1,300       18
                                                                        ------
                                                                           831
Machinery - 2.7%
 AGCO Corp. ................................................    3,500       32
 Applied Industrial Technologies, Inc. .....................    1,800       34
 FMC Corp. * ...............................................    1,200       82
 Franklin Electric Co., Inc. ...............................      700       53
 Imation Corp. * ...........................................    1,000       25
 JLG Industries, Inc. ......................................    2,400       30
 Kennametal, Inc. ..........................................    1,700       63
 NACCO Industries, Inc. - Cl. A ............................      900       70
 SPX Corp. .................................................    1,200      150
 Stewart & Stevenson Services, Inc. ........................      900       30
 Tecumseh Products Co. - Cl. A .............................    1,200       60
 Thermo Electron Corp. * ...................................    5,600      123
                                                                        ------
                                                                           752
Media - Publishing - 0.5%
 McClatchy Newspapers, Inc. - Cl. A ........................    1,700       66
 Pulitzer, Inc. ............................................    1,300       69
                                                                        ------
                                                                           135
Media - TV & Radio - 1.8%
 Belo Corp. ................................................    2,700       51
 BHC Communications, Inc. - Cl A * .........................      300       42
 Charter Communications, Inc. - Cl. A * ....................    2,200       51
 Chris-Craft Industries , Inc. .............................      300       22
 Entercom Communications Corp.* ............................      900       48
 Getty Images, Inc. ........................................    1,600       42
 Grey Global Group, Inc. ...................................       60       40
 Hearst-Argyle Television, Inc. * ..........................    1,300       26
 Insight Communications Co., Inc. * ........................    1,600       40
 Primedia, Inc. ............................................    1,902       13
 Radio One, Inc. * .........................................    2,400       55
 Westwood One, Inc. * ......................................    2,100       77
                                                                        ------
                                                                           507
Metal Production & Fabrication - 0.4%
 Cleveland Cliffs, Inc. ....................................    1,900       35
 Commercial Metals Co. .....................................    1,400       45
 Timken Co. ................................................    2,100       36
                                                                        ------
                                                                           116

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED

Metals & Mining - 0.3%
 Penn Engineering & Manufacturing Corp. ....................    1,600       28
 Precision Castparts Corp. .................................      500       18
 Wolverine Tube, Inc. * ....................................    2,700       45
                                                                        ------
                                                                            91
Natural Gas Distribution - 1.5%
 Nicor, Inc. ...............................................    1,700       66
 Peoples Energy Corp. ......................................    3,500      141
 Southwest Gas Corp. .......................................    3,800       90
 UGI Corp. .................................................    4,300      116
                                                                        ------
                                                                           413
Oil - 0.3%
 ONEOK, Inc. ...............................................    4,600       91

Oil & Natural Gas Exploration & Production - 3.4%
 Equitable Resources, Inc. .................................    2,900       97
 Helmerich & Payne, Inc. ...................................    2,500       77
 Kinder Morgan, Inc. .......................................    1,500       75
 Murphy Oil Corp. ..........................................    1,400      103
 Patina Oil & Gas Corp. ....................................      800       21
 Patterson Uti Energy * ....................................    5,800      104
 Pride International, Inc. * ...............................    1,500       28
 Rowan Cos., Inc. * ........................................    1,200       27
 Sempra Energy .............................................    5,000      137
 Sunoco, Inc. ..............................................    4,000      146
 Tom Brown, Inc. ...........................................    1,300       31
 Ultramar Diamond Shamrock Corp ............................    1,000       47
 Valero Energy Corp. .......................................      700       26
 Vintage Petroleum, Inc. ...................................    1,700       32
                                                                        ------
                                                                           951
Oil - Equipment & Service - 0.7%
 Cooper Cameron Corp. ......................................      400       22
 Marine Drilling Companies, Inc. * .........................    1,500       29
 Smith International, Inc. .................................    1,900      114
 Tidewater, Inc. ...........................................      800       30
                                                                        ------
                                                                           195
Paper & Forest Products - 1.5%
 Boise Cascade Corp. .......................................    2,500       88
 Louisiana-Pacific Corp. ...................................    3,700       43
 Pope & Talbot, Inc. .......................................    2,100       27
 Rayonier, Inc. ............................................    1,700       79
 United Stationers, Inc. * .................................    1,900       60
 Westvaco Corp. ............................................    4,400      107
                                                                        ------
                                                                           404
Personal & Commercial Lending - 0.9%
 Countrywide Credit Industries, Inc. .......................    5,300      243

Pollution Control - 0.8%
 Allied Waste Industries, Inc. .............................    6,900      129
 Republic Services, Inc. - Cl A ............................    5,200      103
                                                                        ------
                                                                           232

Precious Metals/Gems/Stones - 0.3%
 Freeport-McMoRan Copper & Gold, Inc. - Cl. B ..............    4,500       50
 Homestake Mining Co. ......................................    3,800       29
                                                                        ------
                                                                            79
Real Estate Development - 1.1%
 KB Home ...................................................    1,300       39
 Lennar Corp. ..............................................    3,800      159
 Standard Pacific Corp. ....................................    1,400       32
 The St. Joe Co. ...........................................    2,800       75
                                                                        ------
                                                                           305
Real Estate Investment Trust - 5.1%
 AMLI Residential Properties Trust .........................    2,100       52
 Arden Realty Group, Inc. ..................................    2,300       61
 Avalonbay Communities, Inc. ...............................    2,400      112
 Boston Properties, Inc. ...................................    1,700       70
 Camden Property Trust .....................................      600       22
 CarrAmerica Realty Corp. ..................................    2,800       85
 Centerpoint Properties Corp. ..............................    1,900       95
 Chelsea Property Group, Inc. ..............................      800       38
 Duke Realty Investments, Inc. .............................    3,200       80
 FelCor Lodging Trust, Inc. ................................    3,900       91
 First Industrial LP * .....................................    1,400       45
 General Growth Properties .................................    1,700       67
 Glenborough Realty Trust, Inc. ............................    2,800       54
 Healthcare Realty Trust, Inc. .............................    2,400       63
 Highwoods Properties, Inc. ................................    3,800      101
 International Rectifier Corp. * ...........................      600       21
 Liberty Property Trust ....................................    2,400       71
 Mack-Cali Realty Corp. ....................................    2,100       60
 Public Storage, Inc. ......................................    2,100       62
 Spieker Properties, Inc. ..................................    1,400       84
 Vornado Realty Trust ......................................    1,800       70
                                                                        ------
                                                                         1,404
Real Estate Operations - 0.3%
 HomeStore.com, Inc. * .....................................      900       32
 M.D.C. Holdings, Inc. .....................................      870       31
 Security Capital Group, Inc. - Cl. B * ....................    1,000       21
                                                                        ------
                                                                            84
Retail - Department Stores - 2.4%
 BJ's Wholesale Club, Inc. .................................    1,200       64
 Cato Corp. - Cl. A ........................................    1,300       25
 Dillard's, Inc. - Cl. A ...................................    3,900       59
 Dollar Thrifty Automotive Group, Inc.* ....................    2,500       60
 Family Dollar Stores, Inc. ................................    1,200       31
 Freds , Inc. ..............................................    1,250       32
 Genesco, Inc.* ............................................    1,300       44
 Handleman Co. .............................................    2,200       37
 MSC Industrial Direct Co., Inc. - Cl. A ...................    1,400       24
 Payless ShoeSource, Inc. * ................................      400       26
 Pier 1 Imports, Inc. ......................................    2,600       30

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED

Retail - Department Stores - Continued
 Rare Hospitality International, Inc.* .....................    1,450    $  33
 Shopko Stores, Inc. .......................................    1,100        8
 Spiegel, Inc. - Cl. A .....................................    1,600       15
 Talbots, Inc. .............................................      700       31
 Toys "R" Us, Inc. * .......................................    2,400       59
 Value City Department Stores, Inc * .......................    4,500       52
 Venator Group, Inc. .......................................    2,400       37
                                                                        ------
                                                                           667
Retail - Food - 0.7%
 Brinker International, Inc. * .............................    1,550       40
 Darden Restaurants, Inc. ..................................    1,500       42
 Krispy Kreme Doughnuts, Inc. ..............................      800       32
 Landry's Seafood Restaurants, Inc. * ......................    1,000       17
 Lone Star Steakhouse & Saloon .............................    3,900       50
 The Great Atlantic & Pacific Tea Co., Inc. ................    1,200       18
                                                                        ------
                                                                           199
Shoe & Apparel Manufacturing - 1.0%
 Columbia Sportswear Co. * .................................      900       46
 Jones Apparel Group, Inc. * ...............................      900       39
 Liz Claiborne, Inc. .......................................    1,600       81
 Oakley, Inc. * ............................................    2,000       37
 Reebok International, Ltd. ................................    1,300       41
 Timberland Co. - Cl. A * ..................................      700       28
                                                                        ------
                                                                           272
Steel - 0.6%
 AK Steel Corp. ............................................    2,800       35
 Carpenter Technology Corp. ................................      800       23
 Remec, Inc. * .............................................      850       11
 Ryerson Tull, Inc. ........................................    6,700       90
                                                                        ------
                                                                           159
Telecommunication Equipment - 1.1%
 Andrew Corp. * ............................................    1,500       28
 Cable Design Technologies Corp ............................    1,650       27
 Covad Communications Group, Inc. * ........................    1,600        2
 DMC Stratex Networks, Inc. - Notes * ......................    2,000       20
 Glenayre Technologies, Inc. * .............................    1,700        2
 Harmonic, Inc. * ..........................................      517        5
 L-3 Communications Holdings, Corp. * ......................    1,800      137
 NMS Communications Corp. ..................................      700        5
 Polycom, Inc. * ...........................................    1,000       23
 Somera Communications, Inc. * .............................    2,400       17
 Spectrasite Holdings, Inc. ................................    1,900       14
 Tekelec, Inc. .............................................      600       16
 TriQuint Semiconductor, Inc. * ............................      700       16
                                                                        ------
                                                                           312
Telecommunication Services - 1.1%
 Allen Telecom, Inc. .......................................    1,100       17
 Centennial Cellular Corp. - A Shares * ....................    1,500       20
 Citizens Communications Co. ...............................    4,400       53
 Focal Communications Corp. *  .............................      800        2
 Greif Bros. Corp. - Cl. A * ...............................    1,000       30
 IDT Corp. * ...............................................      400        5
 IDT Corp. Cl. B ...........................................      400        4
 Illuminet Holdings, Inc. *  ...............................    1,400       44
 Inet Technologies, Inc. * .................................      200        2
 Leap Wireless International, Inc. * .......................      500       15
 Metricom, Inc. *  .........................................      400        1
 Pac-West Telecomm, Inc.* ..................................    1,300        3
 RCN Corp. * ...............................................      400        2
 TeleCorp PCS, Inc. *  .....................................      900       17
 Travelocity.com * .........................................      300        9
 Triton PCS, Inc. - Cl. A ..................................      800       33
 WEST Corp. ................................................    1,600       35
 Winstar Communications, Inc. * ............................    1,900
                                                                        ------
                                                                           292
Telephone - 0.3%
 CenturyTel, Inc. ..........................................    3,000       91
 Talk America Holdings, Inc. ...............................      800        1
                                                                        ------
                                                                            92
Transportation Services - 1.5%
 America West Holdings Corp. - Cl. B *  ....................    1,300       13
 Arkansas Best Corp. .......................................    1,400       32
 CNF Transportation, Inc. ..................................    1,200       34
 Expeditors International of Washington, Inc. ..............    1,200       72
 Frontier Airlines, Inc. * .................................    2,400       30
 Landstar Systems, Inc. ....................................      300       20
 Roadway Express, Inc. .....................................    1,800       43
 UAL Corp. .................................................    2,200       77
 USFreightways Corp. .......................................    1,000       30
 Wabtec Corp. ..............................................    2,200       33
 Yellow Corp. *  ...........................................    1,700       32
                                                                        ------
                                                                           416
                                                                        ------
                                         TOTAL COMMON STOCK-     97.8%  27,091
                                                                        ------

RIGHTS

Bank - 0.0%
 Bank United Corp.
 expires 02/12/01 ..........................................      900        0
                                               TOTAL RIGHTS-      0.0%       0
                                                                        ------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
SHORT-TERM INVESTMENTS - 1.1%

 Investment in joint repurchase agreement
  with Goldman Sachs & Co., 4.11% due
  07/02/01. (Secured by various U.S.
  Treasury obligations and U.S.
  Government Agency Bonds)                                $   300       $   300
                                                          --------      --------
                                 TOTAL INVESTMENTS-          98.9%       27,391

                   Other Assets & Liabilities, Net-           1.1%          298
                                                          --------      --------
                                        NET ASSETS-         100.0%      $27,689
                                                          ========      ========
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND


                                                                        Market
                      Name of Issuer                           Shares    Value
                                                                        (000's)
COMMON STOCK

Apparel - 0.6%
 Unifi, Inc. ...............................................   43,700  $   371

Auto & Truck Parts - 1.3%
 Modine Manufacturing Co. ..................................   12,500      345
 TBC Corp* .................................................   43,800      419
                                                                       -------
                                                                           764
Bank - 5.4%
 Community First Bankshares,
  Inc ......................................................   37,500      862
 First Republic Bank * .....................................   30,900      757
 Silicon Valley Bancshares* ................................   26,300      579
 Texas Regional Bancshares, Inc ............................   24,100      971
                                                                       -------
                                                                         3,169
Business Services - 3.5%
 Electro Rent Corp. * ......................................   68,800    1,122
 G&K Services, Inc. - Cl. A ................................   18,800      506
 McGrath Rentcorp ..........................................   18,000      434
                                                                       -------
                                                                         2,062
Chemical - 1.9%
 Airgas, Inc. * ............................................   46,900      558
 Arch Chemicals, Inc. ......................................   25,000      546
                                                                       -------
                                                                         1,104
Computer Software & Services - 2.3%
 Analysts International Corp. ..............................   18,700       84
 Packeteer, Inc. * .........................................   28,100      352
 Progress Software Corp.* ..................................   34,400      557
 SPSS, Inc. * ..............................................   21,900      346
                                                                       -------
                                                                         1,339
Construction - 3.9%
 Florida Rock Industries, Inc. .............................    8,800      413
 Insituform Technologies, Inc. - Cl. A * ...................   50,000    1,825
 U.S. Aggregates, Inc. * ...................................   37,500       50
                                                                       -------
                                                                         2,288
Consumer Miscellaneous - 0.8%
 CSS Industires, Inc. * ....................................   18,700      482

Container - 2.1%
 Ivex Packaging Corp. * ....................................   40,600      771
 Liqui-Box Corp. ...........................................   11,200      437
                                                                       -------
                                                                         1,208
Diversified Operations - 8.3%
 Ameron International Corp. ................................    4,400      294
 AptarGroup, Inc. ..........................................   22,500      730
 Culp, Inc. ................................................   21,900       98
 Dal Tile International , Inc. .............................   25,100      465
 Dan River Inc. * ..........................................   62,500      169
 Deltic Timber Corp. .......................................   13,300      383
 Landauer, Inc .............................................   12,500      375
 Layne Christensen Co. * ...................................   18,800      160
 Mathews International Corp.* ..............................   25,000    1,099
 Myers Industries, Inc. ....................................   22,700      343
 Packaged Ice, Inc. *  .....................................   53,100      114
 SCP Pool Corp. *  .........................................   18,700      644
                                                                       -------
                                                                         4,874
Electric Power - 0.3%
 West Hampshire Energy Services, Inc. ......................   10,500      199

Electronic Products & Services - 4.6%
 Analogic Corp. ............................................   17,500      797
 Brooks Automation, Inc. * .................................   15,600      719
 Littelfuse, Inc. *  .......................................   21,900      587
 Methode Electronics, Inc. - Cl. A .........................   21,900      188
 Stratos Lightwave, Inc. ...................................   31,229      406
                                                                       -------
                                                                         2,697
Energy - Alternative Source - 1.7%
 Woodward Governor Co. .....................................   11,800      995

Financial Services - 5.2%
 Allied Capital Corp. ......................................   37,500      868
 American Capital Strategies, Ltd ..........................   21,900      614
 First Financial Fund Inc. * ...............................   47,000      619
 Triad Guaranty, Inc. *  ...................................   22,900      916
                                                                       -------
                                                                         3,017
Food, Beverage & Tobacco - 0.9%
 American Italian Pasta Co. *  .............................    8,000      371
 International Multifoods Corp. ............................    6,200      129
                                                                       -------
                                                                           500
Health Care Products - 3.7%
 Bone Care International, Inc.*  ...........................   37,500      994
 Owens and Minor, Inc. .....................................   43,700      830
 Sola International, Inc.* .................................   25,000      353
                                                                       -------
                                                                         2,177
Household Appliances / Furnishings - 1.8%
 Aaron Rents, Inc. .........................................   31,300      532
 Stanley Furniture Co., Inc. ...............................   20,000      538
                                                                       -------
                                                                         1,070
Housing - 0.9%
 Skyline Corp. .............................................   18,700      509

Insurance - 5.1%
 Brown & Brown .............................................   50,000    2,100
 Markel Corp. *  ...........................................    3,100      609
 Presidential Life Corp. ...................................   12,500      280
                                                                       -------
                                                                         2,989
Insurance - Property & Casualty - 0.7%
 Proassurance Corp. ........................................   25,000      431

Machinery - 3.1%
 Franklin Electric Co., Inc. ...............................    7,500      569
 IDEX Corp. ................................................   15,600      530

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND


                                                                         Market
                    Name of Issuer                             Shares    Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Machinery - Continued
 Thomas Industries, Inc. ...................................   25,000  $   738
                                                                       -------
                                                                         1,837
Media - TV & Radio - 1.4%
 Saga Communications, Inc. - Cl. A* ........................   29,200      693
 Sinclair Broadcast Group, Inc. ............................   14,400      149
                                                                       -------
                                                                           842
Natural Gas Distribution - 0.7%
 Vectren Corp. .............................................   20,000      414

Oil - 1.9%
 Newpark Resources, Inc. * .................................   37,500      416
 Tetra Technologies, Inc. * ................................   28,100      687
                                                                       -------
                                                                         1,103
Oil - Equipment & Service - 1.8%
 Carbo Ceramics, Inc. ......................................   15,000      556
 Lone Star Technologies, Inc.* .............................   14,100      510
                                                                       -------
                                                                         1,066
Oil & Natural Gas Exploration & Production - 6.6%
 Atwood Oceanics, Inc. * ...................................    9,400      330
 Chieftan International, Inc. * ............................   28,100      808
 Forest Oil Corp. * ........................................   20,600      577
 HS Resources, Inc. * ......................................    4,900      318
 Penn Virginia Corp. .......................................   18,800      618
 XTO Energy, Inc. ..........................................   84,400    1,211
                                                                       -------
                                                                         3,862
Paper & Forest Products - 1.0%
 Wausau-Mosinee Paper Corp. ................................   43,800      565

Real Estate Investment Trust - 6.4%
 Apartment Investment & Management Co. .....................    6,200      299
 Glenborough Realty Trust, Inc. ............................   37,500      724
 Innkeepers USA Trust ......................................   37,500      449
 JP Realty, Inc. ...........................................   25,000      612
 Kilroy Realty Corp. .......................................   15,600      454
 LaSalle Hotel Properties ..................................   31,200      556
 Sun Communities, Inc. .....................................   18,700      661
                                                                       -------
                                                                         3,755
Real Estate Operations - 0.4%
 The IT Group, Inc. * ......................................   36,000      229

Retail - Department Stores - 7.5%
 Casey's General Stores, Inc. ..............................   37,500      488
 Freds , Inc. ..............................................   35,150      905
 Hancock Fabrics, Inc. .....................................   25,000      224
 Haverty Furniture Co., Inc. ...............................   50,000      748
 Rare Hospitality
  International, Inc. * ....................................   37,500      847
 Ruby Tuesday, Inc. ........................................   68,800    1,176
                                                                       -------
                                                                         4,388
Shoe & Apparel Manufacturing - 1.1%
 Stein Mart, Inc.* .........................................   62,500      646

Steel - 1.0%
 Gibraltar Steel Corp. .....................................   28,100      551

Telecommunication Equipment - 0.5%
 UTI Worlwide, Inc. ........................................   17,000      271

Telephone - 2.5%
 Black Hills Corp. .........................................   11,200      450
 Cleco Corp. ...............................................   28,700      653
 Otter Tail Power Co. ......................................   12,600      350
                                                                       -------
                                                                         1,453
Transportation Services - 2.2%
 Hub Group Inc. * ..........................................   13,200      172
 Landstar Systems, Inc. ....................................   11,300      769
 Midwest Express Holdings, Inc.* ...........................   20,600      357
                                                                       -------
                                                                         1,298
                                                                       -------
            TOTAL COMMON STOCK- ............................     93.1%  54,525
                                                                       -------
                                                                Par
                                                               Value
                                                              (000's)
SHORT-TERM INVESTMENTS

Investments in joint trading account - 5.0%

 Investments in joint trading account
 3.97% due 07/02/01                                           $ 2,911    2,911

U.S. Treasury Bills - 1.8%
 U.S. Treasury Bills 3.49% due 12/06/01 # ..................    1,100    1,083
                                                              -------  -------
                               TOTAL SHORT-TERM INVESTMENTS-      6.8%   3,994
                                                              -------  -------
                                          TOTAL INVESTMENTS-     99.9%  58,519
                            Other Assets & Liabilities, Net-      0.1%      54
                                                              -------  -------
                                                 NET ASSETS-    100.0% $58,573
                                                              =======  =======

* Non-income producing security.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                         Market
                   Name of Issuer                              Shares     Value
                                                                         (000's)
COMMON STOCK

Leisure & Recreation - 4.7%
 Hilton Hotels Corp. ......................................    10,900  $    126
 MeriStar Hospitality Corp. ...............................    93,050     2,210
 Starwood Hotels & Resorts Worldwide Inc. .................   141,600     5,279
                                                                       --------
                                                                          7,615
Real Estate - 0.7%
 Weingarten Realty Investors ..............................    24,800     1,087
 Real Estate Development - 1.7%
 Catellus Development Corp.* ..............................    96,700     1,687
 The Macerich Co. .........................................    44,300     1,099
                                                                       --------
                                                                          2,786
Real Estate Investment Trust - 88.6%
 Alexandria Real Estate ...................................    19,700       784
 AMB Property Corp. .......................................   119,400     3,076
 AMLI Residential Properties Trust ........................    50,700     1,247
 Apartment Investment & Management Co. ....................    51,500     2,482
 Archstone Communities Trust ..............................   219,800     5,667
 Arden Realty Group, Inc. .................................   137,200     3,663
 Avalonbay Communities, Inc. ..............................   184,045     8,604
 Boston Properties, Inc. ..................................   151,100     6,180
 BRE Properties, Inc. .....................................    51,200     1,551
 Brookfield Properties Corp. ..............................   176,300     3,369
 Cabot Industrial Trust ..................................     29,300       615
 Camden Property Trust ....................................    62,000     2,275
 CarrAmerica Realty Corp. .................................   158,300     4,828
 CBL & Associates Properties, Inc. ........................    59,200     1,817
 Centerpoint Properties Corp. .............................    19,450       976
 Charles E. Smith Residential Realty, Inc. ................    95,600     4,794
 Chateau Communities, Inc. ................................    75,900     2,383
 Cousins Properties, Inc. .................................    77,250     2,074
 Duke Realty Investments, Inc. ............................    97,739     2,429
 Equity Office Properties Trust ...........................   369,693    11,693
 Equity Residential Properties Trust ......................   147,300     8,330
 Essex Property Trust, Inc. ...............................    65,500     3,246
 Federal Realty Investment Trust ..........................   142,800     2,962
 FelCor Lodging Trust, Inc. ...............................    88,500     2,071
 First Industrial LP * ....................................    33,800     1,086
 Frontline Capital Group ..................................   118,800       178
 General Growth Properties ................................    40,700     1,602
 Host Marriott Corp. ......................................   312,500     3,913
 Kimco Realty Corp. .......................................    50,000     2,368
 Koger Equity, Inc. * .....................................    10,400       172
 Liberty Property Trust ...................................    81,200     2,404
 Mack-Cali Realty Corp. ...................................    23,600       672
 Manufactured Home Communities, Inc. ......................    65,100     1,829
 Pacific Gulf Properties, Inc. ............................    22,300       109
 Post Properties, Inc. ....................................     9,700       367
 Prentiss Properties Trust ................................    65,850     1,732
 Prologis Trust ...........................................   156,659     3,559
 PS Business Parks, Inc. ..................................    18,500       518
 Public Storage, Inc. .....................................   204,000     6,049
 Reckson Associates Realty Corp. ..........................     7,700       177
 Regency Centers Corp. ....................................    50,450     1,281
 Shurgard Storage Centers, Inc. ...........................    22,000       688
 Simon Property Group, Inc. ...............................   235,800     7,067
 SL Green Realty Corp. ....................................    40,300     1,222
 Spieker Properties, Inc. .................................   132,400     7,937
 Storage USA, Inc. ........................................    10,000       360
 Summit Properties, Inc. ..................................    14,900       400
 Sun Communities, Inc. ....................................       500        18
 Taubman Centers, Inc. ....................................    35,000       490
 Trizec Hahn Corp. ........................................   149,000     2,710
 Vornado Realty Trust .....................................   130,400     5,091
 Washington Real Estate Investment Trust ..................    35,200       832
 Wyndham International, Inc. ..............................   137,500       344
                                                                       --------
                                                                        142,291
Real Estate Operations - 1.6%
 Rouse Co. ................................................    89,200     2,556
                                                                       --------
   TOTAL COMMON STOCK-                                           97.3%  156,335
                                                                       --------
                                                                Par
                                                               Value
                                                              (000's)
SHORT-TERM INVESTMENTS - 2.1%

Investment in joint trading account
   3.97% due 07/02/01 ..................................... $   3,401     3,401
                                                            ---------  --------
                                         TOTAL INVESTMENTS-      99.4%  159,736
                           Other Assets & Liabilities, Net-       0.6%      893
                                                            ---------  --------
                                                NET ASSETS-     100.0% $160,629
                                                            =========  ========
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
        Name of Issuer                                        Shares      Value
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.8%
 Boeing Co. ...........................................      146,300  $   8,134
 General Dynamics Corp. ...............................      266,000     20,697
 United Technologies Corp. ............................      277,800     20,352
                                                                      ---------
                                                                         49,183
Auto & Truck Parts - 0.3%
 Lear Corp. *  ........................................      244,000      8,516
Automobile - 0.9%
 Ford Motor Co. .......................................      600,000     14,730
 General Motors Corp. - Cl. H .........................      506,658     10,260
                                                                      ---------
                                                                         24,990
Bank - 5.0%
 Bank of America Corp. ................................      340,000     20,410
 Bank of New York Co., Inc. ...........................      121,100      5,813
 Comerica, Inc. .......................................      232,800     13,409
 Fifth Third Bancorp ..................................      107,900      6,479
 FleetBoston Financial Corp. ..........................      226,600      8,939
 JP Morgan Chase & Co. ................................      400,000     17,840
 Mellon Financial Corp. ...............................      341,400     15,705
 State Street Corp. ...................................       53,600      2,653
 US Bancorp ...........................................    1,236,000     28,169
 Washington Mutual, Inc. ..............................      565,200     21,223
                                                                      ---------
                                                                        140,640
Brokerage & Investment Management - 0.4%
 Charles Schwab Corp. .................................        3,900         60
 Goldman Sachs Group, Inc. ............................       45,900      3,938
 Morgan Stanley, Dean Witter,
  Discover & Co. ......................................      128,300      8,241
                                                                      ---------
                                                                         12,239
Chemical - 1.8%
 Air Products & Chemicals,
  Inc .................................................      298,700     13,666
 Dow Chemical Co. .....................................      428,500     14,248
 E.I. du Pont de Nemours &
  Co ..................................................      125,230      6,041
 Praxair, Inc. ........................................      346,200     16,271
                                                                      ---------
                                                                         50,226
Commercial Services - 0.9%
 Avery Dennison Corp. .................................      219,400     11,200
 Concord EFS, Inc. ....................................      150,600      7,833
 Omnicom Group, Inc. ..................................       22,400      1,926
 TMP Worldwide, Inc. ..................................       60,800      3,648
                                                                      ---------
                                                                         24,607
Computer Equipment - 6.0%
 Brocade Communications
  Systems, Inc. .......................................       55,800      2,455
 Dell Computer Corp. * ................................      921,600     24,100
 EMC Corp. ............................................      115,100      3,344
 Gateway, Inc. ........................................      144,100      2,370
 Intel Corp. ..........................................    2,077,100     60,755
 International Business
  Machines Corp. ......................................      418,600     47,302
 Lexmark International Group,
  Inc. - Cl. A ........................................      265,400     17,848
 McData Corp. .........................................      154,100      2,704
 Veritas Software Corp.* ..............................      105,500      7,019
                                                                      ---------
                                                                        167,897
Computer Software & Services - 8.2%
 Adobe Systems, Inc. ..................................      183,100      8,606
 Cadence Design Systems, Inc. .........................      386,200      7,195
 Check Point Software
  Technologies, Ltd. * ................................      105,200      5,320
 Electronic Data Systems
  Corp. * .............................................      283,400     17,712
 First Data Corp. .....................................      192,900     12,394
 Fiserv, Inc. .........................................      156,100      9,987
 Micromuse, Inc. * ....................................      119,200      3,336
 Microsoft Corp. ......................................    1,808,900    132,050
 Oracle Corp.* ........................................      886,000     16,834
 Parametric Technology Corp. ..........................       42,400        593
 Peoplesoft, Inc. .....................................      109,900      5,410
 Siebel Systems, Inc. * ...............................      112,000      5,253
 SunGard Data Systems, Inc. ...........................      181,700      5,453
                                                                      ---------
                                                                        230,143
Consumer Miscellaneous - 0.7%
 Black & Decker Corp. .................................      305,700     12,063
 Harley-Davidson, Inc. ................................      147,100      6,925
                                                                      ---------
                                                                         18,988
Cosmetic & Personal Care - 1.6%
 Avon Products, Inc. ..................................      244,100     11,297
 Colgate-Palmolive Co. ................................      164,900      9,727
 Procter & Gamble Co. .................................      176,000     11,229
 Unilever NV - NY Shares ..............................      217,700     12,968
                                                                      ---------
                                                                         45,221
Diversified Operations - 8.1%
 Amgen, Inc. ..........................................      150,700      9,144
 Danaher Corp. ........................................      193,500     10,836
 General Electric Co. .................................    3,401,330    165,815
 Tyco International, Ltd. .............................      774,800     42,227
                                                                      ---------
                                                                        228,022
Electric Power - 2.0%
 Allegheny Energy, Inc. ...............................      241,800     11,667
 Duke Energy Co. ......................................      400,000     15,604
 Exelon Corp. .........................................      335,500     21,512
 Mirant Corp. .........................................      194,400      6,687
                                                                      ---------
                                                                         55,470
Electrical Equipment - 0.2%
 Best Buy Co., Inc. ...................................      106,800      6,784

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                        Market
            Name of Issuer                                     Shares    Value
                                                                        (000's)
COMMON STOCK - Continued

Electronic Components - 0.1%
 Electronic Arts, Inc. .................................      28,400  $   1,644

Electronic Products & Services - 4.9%
 Analog Devices, Inc. ..................................     232,400     10,051
 Applera Corporation - Applied Biosystems Group ........      86,700      2,319
 Applied Materials, Inc. * .............................     357,300     17,544
 Applied Micro Circuits Corp. * ........................     133,900      2,303
 Celestica, Inc. .......................................      49,300      2,539
 Cisco Systems, Inc. ...................................   1,483,100     26,992
 Emulex Corp. ..........................................      78,800      3,184
 Integrated Device Technology, Inc. ....................      55,800      1,768
 KLA-Tencor Corp.* .....................................     237,363     13,879
 LSI Logic Corp. .......................................     350,000      6,580
 Marvell Technology Group, Ltd. * ......................     140,600      3,782
 Maxim Integrated Products, Inc. * .....................     262,432     11,602
 Sanmina Corp. * .......................................     114,200      2,673
 Tektronix, Inc. .......................................     288,900      7,844
 Texas Instruments, Inc. ...............................     476,500     15,010
 Xilinx, Inc. * ........................................     219,300      9,044
                                                                      ---------
                                                                        137,114
Energy - Alternative Source - 0.3%
 El Paso Corp. .........................................     155,900      8,191

Financial Services - 0.7%
 Providian Financial Corp. * ...........................     120,000      7,104
 Stillwell Financial, Inc. .............................     362,500     12,165
                                                                      ---------
                                                                         19,269
Food, Beverage & Tobacco - 3.4%
 Anheuser-Busch Cos., Inc. .............................     247,200     10,185
 Coca-Cola Co. .........................................     300,000     13,500
 Kraft Foods, Inc. CL A ................................     163,800      5,078
 Pepsi Bottling Group, Inc. ............................       6,900        277
 PepsiCo, Inc. .........................................     549,800     24,301
 Philip Morris Cos., Inc. ..............................     837,900     42,523
                                                                      ---------
                                                                         95,864
Health Care Products - 12.5%
 Abbott Laboratories ...................................     308,000     14,787
 Allergan, Inc. ........................................     132,500     11,329
 American Home Products Corp. ..........................     608,200     35,543
 Andrx Corp. * .........................................      32,300      2,487
 Bristol-Myers Squibb Co. ..............................     436,000     22,803
 Eli Lilly & Co. .......................................     112,400      8,318
 Forest Laboratories, Inc. * ...........................      31,000      2,201
 Genetech, Inc. * ......................................     104,000      5,731
 Ivax Corp. ............................................      61,650      2,404
 Johnson & Johnson .....................................   1,057,704     52,885
 King Pharmaceuticals, Inc. * ..........................      64,500      3,467
 MedImmune, Inc. * .....................................     108,900      5,140
 Medtronic, Inc. .......................................     173,600      7,987
 Merck & Co., Inc. .....................................     493,100     31,514
 Pfizer, Inc. ..........................................   2,726,300    109,188
 Pharmacia Corp. .......................................     181,700      8,349
 Schering-Plough Corp. .................................     570,100     20,661
 UnitedHealth Group, Inc. ..............................     105,700      6,527
                                                                      ---------
                                                                        351,321
Health Care Services - 0.7%
 Lincare Holdings, Inc. ................................     137,400      4,123
 Tenet Healthcare Corp. ................................     130,000      6,707
 Trigon Healthcare, Inc. ...............................     144,700      9,384
                                                                      ---------
                                                                         20,214
Insurance - 4.1%
 American International Group, Inc. ....................     407,500     35,045
 Hartford Financial Services
  Group, Inc. ..........................................     349,600     23,913
 Lincoln National Corp. ................................     412,200     21,331
 St. Paul Cos., Inc. ...................................     381,100     19,318
 Torchmark, Inc. .......................................     210,100      8,448
 XL Capital, Ltd. - Cl. A ..............................      78,900      6,478
                                                                      ---------
                                                                        114,533
Leisure & Recreation - 0.2%
 Sabre Group Holdings, Inc. ............................     100,000      5,000

Media - TV & Radio - 5.2%
 AOL Time Warner, Inc. * ...............................   1,636,250     86,722
 BEA Systems, Inc. .....................................     148,100      4,548
 Clear Channel Communications, Inc. ....................     229,700     14,402
 The Walt Disney Co. ...................................     487,300     14,078
 Viacom, Inc. - Cl. B * ................................     489,299     25,321
                                                                      ---------
                                                                        145,071
Metals & Mining - 0.8%
 Minnesota Mining &
  Manufacturing Co. ....................................     197,100     22,489

Natural Gas Distribution - 0.9%
 Enron Corp. ...........................................     509,900     24,985

Oil - 1.5%
 Baker Hughes, Inc. ....................................     300,000     10,050
 Royal Dutch Petroleum Co. - NY Shares .................     540,100     31,472
                                                                      ---------
                                                                         41,522
Oil & Natural Gas Exploration & Production - 4.3%
 Chevron Corp. .........................................     174,000     15,747
 Exxon Mobil Corp. .....................................     842,870     73,625
 Kerr-McGee Corp. ......................................     168,200     11,147
 Transocean Sedco Forex, Inc. ..........................      50,450      2,081
 USX-Marathon Group ....................................     572,500     16,894
                                                                      ---------
                                                                        119,494

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                        Market
        Name of Issuer                                        Shares     Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Paper & Forest Products - 0.4%
 Kimberly-Clark Corp. ................................     203,000   $   11,348
Personal & Commercial Lending - 2.9%
 Citigroup, Inc. .....................................   1,549,000       81,849
Real Estate Operations - 0.1%
 HomeStore.com, Inc. .................................      39,800        1,391
Retail - Department Stores - 7.4%
 Abercrombie & Fitch Co. .............................     197,700        8,798
 Bed Bath & Beyond, Inc. * ...........................     300,500        9,376
 Home Depot, Inc. ....................................     559,600       26,049
 Kohl's Corp. ........................................     393,500       24,684
 Lowe's Cos., Inc. ...................................     402,766       29,221
 May Department Stores Co. ...........................     271,100        9,288
 Talbots, Inc. .......................................     128,000        5,600
 Target Corp. ........................................     338,300       11,705
 TJX Cos., Inc. ......................................     499,100       15,906
 Wal-Mart Stores, Inc. ...............................   1,348,900       65,826
                                                                     ----------
                                                                        206,453
Retail - Drug Stores - 0.6%
 CVS Corp. ...........................................     263,900       10,187
 Rite Aid Corp. ......................................      15,000          135
 Walgreen Co. ........................................     210,700        7,182
                                                                     ----------
                                                                         17,504
Retail - Food - 0.2%
 Starbucks Corp. * ...................................     210,700        4,846
Telecommunication Equipment - 2.6%
 Ciena Corp. * .......................................      96,900        3,682
 Comverse Technology, Inc. ...........................     219,400       12,528
 Linear Technology Corp. .............................     339,700       15,022
 Micron Technology, Inc. .............................     181,100        7,443
 Nokia Oyj - ADR .....................................     200,000        4,408
 Qualcomm, Inc. * ....................................     382,000       22,339
 RF Micro Devices, Inc. ..............................     105,000        2,832
 Scientific-Atlanta, Inc. * ..........................      76,200        3,094
 Sonus Networks, Inc. * ..............................      99,200        2,317
                                                                     ----------
                                                                         73,665
Telecommunication Services - 3.2%
 Broadwing, Inc. .....................................     452,100       11,054
 EchoStar Communications
  Corp. - Cl. A* .....................................     195,400        6,335
 Sprint PCS (PCS Group) * ............................     809,500       19,549
 Verizon Communications ..............................     971,600       51,981
                                                                     ----------
                                                                         88,919
Telephone - 2.3%
 AT&T Corp. - Liberty Media
  Group - Cl. A ......................................     704,262       12,318
 Qwest Communications
  International, Inc. ................................   1,080,300       34,429
 SBC Communications, Inc. ............................     196,800        7,884
 Telephone and Data Systems, Inc. ....................      96,500       10,494
                                                                     ----------
                                                                         65,125
U.S. Government Agencies - 1.4%
 Federal National Mortgage Assoc. ....................     471,900       40,182
                                                                     ----------
                                   TOTAL COMMON STOCK-        98.6%   2,760,919
                                                                     ----------
                                                              Par
                                                             Value
                                                            (000's)
SHORT-TERM INVESTMENTS

Investment in joint trading account - 1.6%
 Investments in joint trading account
  3.97% due 07/02/01 .................................  $   45,184       45,184


                                                            Shares
Cash Equivalents - 0.4%
 Navigator Securities Lending
  Prime Portfolio **                                     9,944,668        9,945
                                                        ----------   ----------

                         TOTAL SHORT-TERM INVESTMENTS          2.0%      55,129
                                                        ----------   ----------
                                   TOTAL INVESTMENTS-        100.6%   2,816,048
                     Other Assets & Liabilities, Net-         (0.6)%    (16,058)
                                                        ----------   ----------
                                          NET ASSETS-        100.0%  $2,799,990
                                                        ==========   ==========

ADR-american Depository Receipts.
* Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
               Name of Issuer                                  Shares     Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 1.0%
 General Dynamics Corp. (US) .............................    120,200  $  9,353
 United Technologies Corp. (US) ..........................    233,660    17,118
                                                                       --------
                                                                         26,471
Auto & Truck Parts - 0.3%
 Lear Corp. (US) .........................................    144,500     5,043
 Visteon Corp. (US) ......................................    212,400     3,904
                                                                       --------
                                                                          8,947
Automobile - 0.8%
 AutoNation, Inc. (US) ...................................     99,300     1,152
 Ford Motor Co. (US) .....................................    309,000     7,586
 General Motors Corp. (US) ...............................     82,000     5,277
 General Motors Corp. - Cl. H (US) .......................    438,100     8,871
                                                                       --------
                                                                         22,886
Bank - 3.9%
 Bank of America Corp. (US) ..............................    347,500    20,860
 Bank of New York Co., Inc. (US) .........................     85,100     4,085
 Bank One Corp. (US) .....................................    120,000     4,296
 Comerica, Inc. (US) .....................................    159,600     9,193
 FleetBoston Financial Corp. (US) ........................    143,900     5,677
 JP Morgan Chase & Co. (US) ..............................    269,400    12,015
 Mellon Financial Corp. (US) .............................    139,524     6,418
 TCF Financial Corp. (US) ................................    100,000     4,631
 US Bancorp (US) .........................................    699,600    15,944
 Washington Mutual, Inc. (US) ............................    616,800    23,161
                                                                       --------
                                                                        106,280
Business Services - 0.1%
 Interpublic Group Cos., Inc. (US) .......................     59,200     1,738
 Robert Half International, Inc. (US) ....................     61,000     1,518
                                                                       --------
                                                                          3,256
Chemical - 1.5%
 Air Products & Chemicals, Inc. (US) .....................    224,632    10,277
 Dow Chemical Co. (US) ...................................    539,900    17,952
 E.I. du Pont de Nemours & Co. (US) ......................     76,500     3,690
 Praxair, Inc. (US) ......................................    196,200     9,221
                                                                       --------
                                                                         41,140
Commercial Services - 1.0%
 Avery Dennison Corp. (US) ...............................    108,500     5,539
 Concord EFS, Inc. (US) ..................................     83,700     4,353
 Omnicom Group, Inc. (US) ................................    147,100    12,651
 Quintiles Transnational Corp. (US) ......................    111,500     2,815
 R.R. Donnelley & Sons Co. (US) ..........................    108,200     3,214
                                                                       --------
                                                                         28,572
Computer Equipment - 3.1%
 Brocade Communications Systems, Inc. (US) ...............     22,300       981
 Compaq Computer Corp. (US) ..............................     63,000       976
 Dell Computer Corp. (US) ................................    383,400    10,026
 Hewlett-Packard Co. (US) ................................     24,800       709
 Intel Corp. (US) ........................................  1,057,400    30,929
 International Business Machines Corp. (US) ..............    253,700    28,668
 Lexmark International Group, Inc. - Cl. A (US) ..........    190,000    12,778
                                                                       --------
                                                                         85,067
Computer Software & Services - 4.6%
 Cadence Design Systems, Inc. (US) .......................    229,400     4,274
 CheckFree Corp. (US) ....................................     58,900     2,065
 DoubleClick, Inc. (US) ..................................    107,500     1,501
 Electronic Data Systems Corp. (US) ......................    111,500     6,969
 First Data Corp. (US) ...................................    186,800    12,002
 Intuit, Inc. (US) .......................................    187,100     7,482
 Macromedia, Inc. (US) ...................................     64,900     1,168
 Micromuse, Inc. (US) ....................................     58,100     1,626
 Microsoft Corp. (US) ....................................    881,300    64,335
 NCR Corp. (US) ..........................................     75,000     3,525
 Oracle Corp. (US) .......................................    559,800    10,636
 Peoplesoft, Inc. (US) ...................................     30,000     1,477
 SunGard Data Systems, Inc. (US) .........................    169,000     5,072
 VeriSign, Inc. (US) .....................................     33,000     1,980
 WebMethods, Inc. (US) ...................................     17,900       379
                                                                       --------
                                                                        124,491
Consumer Miscellaneous - 0.5%
 Black & Decker Corp. (US) ...............................    185,000     7,300
 Clorox Co. (US) .........................................    122,200     4,136
 Dollar General Corp. (US) ...............................    166,100     3,239
                                                                       --------
                                                                         14,675
Cosmetic & Personal Care - 0.8%
 Avon Products, Inc. (US) ................................    100,100     4,633
 Colgate-Palmolive Co. (US) ..............................    120,000     7,079
 Procter & Gamble Co. (US) ...............................     74,508     4,753
 Unilever NV - NY Shares (US) ............................     97,300     5,796
                                                                       --------
                                                                         22,261
Diversified Operations - 4.1%
 Costco Wholesale Corp. (US) .............................    115,200     4,733
 Danaher Corp. (US) ......................................    117,200     6,563
 General Electric Co. (US) ...............................  1,452,100    70,790
 Illinois Tool Works, Inc. (US) ..........................     32,100     2,032
 Reynolds & Reynolds Co - Cl. A (US) .....................    149,400     3,279
 Tyco International, Ltd. (US) ...........................    451,300    24,596
                                                                       --------
                                                                        111,993
Electric Power - 1.9%
 AES Corp. (US) ..........................................    151,900     6,539
 Allegheny Energy, Inc. (US) .............................    135,600     6,543
 Calpine Corp. (US) ......................................     95,100     3,595
 Duke Energy Co. (US) ....................................    190,100     7,416
 Edison International (US) ...............................    283,000     3,155
 Emerson Electric Co. (US) ...............................     63,400     3,836

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
          Name of Issuer                                       Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Electric Power - Continued
 Exelon Corp. (US) .....................................    215,200  $   13,798
 Mirant Corp. (US) .....................................     85,000       2,924
 Northeast Utilities (US) ..............................    150,700       3,127
                                                                     ----------
                                                                         50,933
Electronic Products & Services - 3.2%
 Agere Systems, Inc. - Cl. A (US) ......................    245,400       1,841
 Agilent Technologies, Inc. (US) .......................     33,000       1,073
 Altera Corp. (US) .....................................     60,000       1,740
 Analog Devices, Inc. (US) .............................    140,900       6,094
 Applera Corporation - Applied
   Biosystems Group (US) ...............................    216,200       5,783
 Applied Materials, Inc. (US) ..........................    198,276       9,735
 Applied Micro Circuits Corp. (US) .....................    110,000       1,892
 Bookham Technolgy PLC (US) ............................    184,900         536
 Cisco Systems, Inc. (US) ..............................    767,300      13,965
 KLA-Tencor Corp. (US) .................................     63,000       3,684
 LSI Logic Corp. (US) ..................................    200,000       3,760
 Maxim Integrated Products, Inc. (US) ..................     88,752       3,924
 MIPS Technologies, Inc. - Cl. B (US) ..................     36,100         347
 Novellus Systems, Inc. (US) ...........................     60,600       3,441
 Philips Electronics NV (US) ...........................    131,000       3,462
 PMC-Sierra, Inc. (US) .................................     59,300       1,842
 Tektronix, Inc. (US) ..................................    190,800       5,180
 Teradyne, Inc. (US) ...................................     58,600       1,940
 Texas Instruments, Inc. (US) ..........................    306,000       9,639
 Waters Corp. (US) .....................................    175,000       4,832
 Xilinx, Inc. (US) .....................................     84,900       3,501
                                                                     ----------
                                                                         88,211
Energy - Alternative Source - 0.6%
 Dynegy, Inc. - Cl.A (US) ..............................    241,300      11,220
 El Paso Corp. (US) ....................................    117,700       6,184
                                                                     ----------
                                                                         17,404
Engineering & Construction - 0.2%
 Fluor Corp. (US) ......................................    109,300       4,935
Financial Services - 0.4%
 Household International, Inc. (US) ....................     75,000       5,003
 Stillwell Financial, Inc. (US) ........................    149,200       5,007
                                                                     ----------
                                                                         10,010
Food, Beverage & Tobacco - 2.8%
 Anheuser-Busch Cos., Inc. (US) ........................    193,000       7,952
 Archer Daniels Midland Co. (US) .......................    325,400       4,230
 Campbell Soup Co. (US) ................................    159,300       4,102
 Coca-Cola Co. (US) ....................................    143,800       6,471
 General Mills, Inc. (US) ..............................    111,000       4,860
 Kellogg Co. (US) ......................................    296,200       8,590
 Kraft Foods, Inc. CL A (US) ...........................    132,700       4,114
 PepsiCo, Inc. (US) ....................................    282,884      12,503
 Philip Morris Cos., Inc. (US) .........................    426,300      21,635
 Sara Lee Corp. (US) ...................................    164,548       3,116
                                                                     ----------
                                                                         77,573
Health Care Products - 8.0%
 Abbott Laboratories (US) ..............................    110,800       5,320
 Allergan, Inc. (US) ...................................     97,100       8,302
 American Home Products Corp. (US) .....................    124,500       7,276
 AstraZeneca Group PLC - ADR (US) ......................    244,300      11,421
 Becton, Dickinson & Co. (US) ..........................     42,400       1,517
 Bristol-Myers Squibb Co. (US) .........................    239,500      12,526
 Forest Laboratories, Inc. (US) ........................    121,800       8,648
 Genetech, Inc. (US) ...................................     29,200       1,609
 Guidant Corp. (US) ....................................     69,400       2,498
 Johnson & Johnson (US) ................................    589,316      29,466
 Medtronic, Inc. (US) ..................................    296,300      13,633
 Merck & Co., Inc. (US) ................................    364,800      23,314
 Millipore Corp. (US) ..................................     35,200       2,182
 Pfizer, Inc. (US) .....................................  1,724,700      69,074
 Pharmacia Corp. (US) ..................................    220,000      10,109
 Schering-Plough Corp. (US) ............................    147,500       5,345
 UnitedHealth Group, Inc. (US) .........................     89,600       5,533
                                                                     ----------
                                                                        217,773
Health Care Services - 0.6%
 Lincare Holdings, Inc. (US) ...........................    178,000       5,342
 Trigon Healthcare, Inc. (US) ..........................    111,900       7,257
 Universal Health Services, Inc. - Cl B (US) ...........     89,000       4,049
                                                                     ----------
                                                                         16,648
Insurance - 3.0%
 Allstate Corp. (US) ...................................    100,000       4,399
 American International Group,
  Inc. (US) ............................................    194,600      16,736
 Cincinnati Financial Corp. (US) .......................     94,000       3,713
 Hartford Financial Services Group, Inc.
  (US) .................................................    234,300      16,026
 Jefferson-Pilot Corp. (US) ............................     72,300       3,494
 Lincoln National Corp. (US) ...........................    187,600       9,708
 St. Paul Cos., Inc. (US) ..............................    197,200       9,996
 The PMI Group, Inc. (US) ..............................     35,000       2,543
 Torchmark, Inc. (US) ..................................    144,500       5,810
 XL Capital, Ltd. - Cl. A (US) .........................    105,252       8,641
                                                                     ----------
                                                                         81,066
Leisure & Recreation - 0.3%
 Carnival Corp. (US) ...................................     80,900       2,484
 Sabre Group Holdings, Inc. (US) .......................    105,000       5,250
                                                                     ----------
                                                                          7,734
Media - Publishing - 0.0%
 Knight-Ridder, Inc. (US) ..............................      9,600         569
Media - TV &  Radio - 3.4%
 Adelphia Communications Corp. .........................
     - Cl. A (US) ......................................      3,800         156
 AOL Time Warner, Inc. (US) ............................    765,750      40,585
 Cablevision Systems Corp. (US) ........................    101,350       2,615

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
           Name of Issuer                                      Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED

Media - TV &  Radio - Continued
 Cablevision Systems Corp. -
   Cl. A (US) ..........................................    135,900   $   7,950
 Charter Communications, Inc. -
   Cl. A (US) ..........................................     90,700       2,118
 Clear Channel Communications,
    Inc. (US) ..........................................     77,000       4,828
 Fox Entertainment Group, Inc. -
   Cl. A (US) ..........................................     55,000       1,534
 The Walt Disney Co. (US) ..............................    345,900       9,993
 USA Networks, Inc. (US) ...............................     98,600       2,761
 Viacom, Inc. - Cl. B (US) .............................    385,800      19,965
                                                                      ---------
                                                                         92,505
Metals & Mining - 0.7%
 Alcoa, Inc. (US) ......................................    208,600       8,219
 Minnesota Mining & Manufacturing
  Co. (US) .............................................     89,300      10,189
                                                                      ---------
                                                                         18,408
Natural Gas Distribution - 0.6%
 Enron Corp. (US) ......................................    217,200      10,643
 Williams Cos., Inc. (US) ..............................    200,200       6,596
                                                                      ---------
                                                                         17,239
Oil - 1.3%
 Baker Hughes, Inc. (US) ...............................    274,000       9,179
 Conoco, Inc. - Cl. A (US) .............................    151,032       4,259
 Royal Dutch Petroleum Co. -
     NY Shares (US) ....................................    327,180      19,065
 Weatherford International, Inc. (US) ..................     52,300       2,510
                                                                      ---------
                                                                         35,013
Oil & Natural Gas Exploration & Production - 2.7%
 Chevron Corp. (US) ....................................     77,600       7,023
 Exxon Mobil Corp. (US) ................................    531,200      46,400
 Kerr-McGee Corp. (US) .................................     50,900       3,373
 Kinder Morgan Management LLC
  SHS (US) .............................................     33,500       2,295
 Shell Transport & Trading Co. (US) ....................    108,100       5,441
 Texaco, Inc. (US) .....................................     32,400       2,158
 Unocal Corp. (US) .....................................     85,000       2,903
 USX-Marathon Group (US) ...............................    120,900       3,568
                                                                      ---------
                                                                         73,161
Oil - Equipment & Service - 0.1%
 BJ Services Co. (US) ..................................     90,600       2,571
Paper & Forest Products - 0.3%
 Kimberly-Clark Corp. (US) .............................    156,500       8,748
Personal & Commercial Lending - 2.6%
 Citigroup, Inc. (US) ..................................    961,400      50,801
 USA Education, Inc. (US) ..............................    289,100      21,104
                                                                      ---------
                                                                         71,905
Real Estate Investment Trust - 0.1%
 Equity Office Properties Trust (US) ...................     60,000       1,898
Retail - Department Stores - 4.1%
 Abercrombie & Fitch Co. (US) ..........................    143,100       6,368
 Bed Bath & Beyond, Inc. (US) ..........................    198,000       6,178
 Circuit City Stores, Inc. (US) ........................    175,000       3,150
 Gap, Inc. (US) ........................................     51,300       1,488
 Home Depot, Inc. (US) .................................    258,552      12,036
 Kohl's Corp. (US) .....................................    209,100      13,117
 Lowe's Cos., Inc. (US) ................................    330,200      23,956
 May Department Stores Co. (US) ........................    160,700       5,505
 Target Corp. (US) .....................................    272,200       9,418
 TJX Cos., Inc. (US) ...................................    239,200       7,623
 Wal-Mart Stores, Inc. (US) ............................    493,800      24,097
                                                                      ---------
                                                                        112,936
Retail - Drug Stores - 0.4%
 CVS Corp. (US) ........................................    135,800       5,242
 Walgreen Co. (US) .....................................    133,200       4,549
                                                                      ---------
                                                                          9,791
Retail - Food - 0.1%
 McDonald's Corp. (US) .................................     93,900       2,541
Steel - 0.2%
 Nucor Corp. (US) ......................................     92,700       4,532
Telecommunication Equipment - 0.7%
 Comverse Technology, Inc. (US) ........................     63,700       3,637
 Linear Technology Corp. (US) ..........................    136,900       6,054
 Nokia Oyj - ADR (US) ..................................    135,700       2,991
 Qualcomm, Inc. (US) ...................................    126,800       7,415
                                                                      ---------
                                                                         20,097
Telecommunication Services - 2.1%
 Broadwing, Inc. (US) ..................................    237,100       5,797
 Cox Communications, Inc. -
    Cl. A (US) .........................................     44,000       1,949
 Sprint PCS (PCS Group) (US) ...........................    530,900      12,821
 Verizon Communications (US) ...........................    672,400      35,974
                                                                      ---------
                                                                         56,541
Telephone - 1.9%
 AT&T Corp. (US) .......................................    230,900       5,080
 AT&T Corp. - Liberty Media Group -
  Cl. A (US) ...........................................    851,300      14,889
 AT&T Wireless Group (US) ..............................    280,000       4,578
 Qwest Communications International,
  Inc. (US) ............................................    536,400      17,095
 SBC Communications, Inc. (US) .........................    177,000       7,091
 Sprint Corp. (US) .....................................     98,400       2,102
                                                                      ---------
                                                                         50,835
Transportation Services - 0.4%
 Canadian National Railway Co. (US) ....................     75,300       3,050
 CNF Transportation, Inc. (US) .........................      1,400          40

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
          Name of Issuer                                    Shares        Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Transportation Services - Continued
 Union Pacific Corp. (US) ..............................   138,032   $    7,579
                                                                     ----------
                                                                         10,669
U.S. Government Agencies - 0.9%
 Federal National
  Mortgage Assoc. (US) .................................   279,300       23,782
                                                                     ----------
   TOTAL COMMON STOCK- .................................      65.3%   1,782,067
                                                                     ----------
                                                              Par
                                                             Value
                                                            (000's)
PUBLICLY-TRADED BONDS
Aerospace & Defense - 0.1%
 Lockheed Martin Corp. - Bonds (US)
 8.5% due 12/01/29 .....................................  $   2,943       3,264
Automobile - 0.4%
 Ford Motor Co. - Bonds (US)
 6.625% due 10/01/28 ...................................     13,024      11,234
 Hertz Corp. (US)
 7.625% due 08/15/07 ...................................        200         207
                                                                     ----------
                                                                         11,441
Bank - 1.2%
 Bank of America Corp. - Sr. Notes
  (US)
 7.125% due 09/15/06 ...................................        200         209
 Bank of America Corp. (US)
 7.4% due 01/15/11 .....................................      4,225       4,390
 Bank One Corp. - Notes (US)
 6.5% due 02/01/06 .....................................        700         709
 Banponce Financial Corp. - Ser C. (US)
 6.58% due 11/25/03 ....................................      8,900       9,097
 Capital One Bank - Sr. Notes (US)
 6.875% due 02/01/06 ...................................        200         195
 Credit Suisse First Boston Mortgage
  Securities Corp. (US)
 7.545% due 04/15/10 ...................................      4,533       4,791
 Credit Suisse First Boston, Inc. (US)
 7.29% due 09/15/09 ....................................      8,062       8,406
 J.P. Morgan & Co., Inc. - Sr. Notes (US)
 5.75% due 02/25/04 ....................................      1,000       1,009
 JP Morgan Chase & Co. - Sub Notes (US)
 6.75% due 02/01/11 ....................................        200         200
 Korea Development Bank - Notes (US)
 7.125% due 04/22/04 ...................................      4,773       4,916
                                                                     ----------
                                                                         33,922
Brokerage & Investment Management - 0.8%
 Lehman Brothers Holdings, Inc. -
  Notes (US)
 6.625% due 04/01/04 ...................................      7,010       7,162
 7.75% due 01/15/05 ....................................      8,062       8,482
 Morgan Stanley Group, Inc. (US)
 6.75% due 04/15/11 ....................................      4,850       4,816
 Residential Funding and Mortgage
  Securities Trust II (US)
 6.43% due 04/25/16 ....................................        250         248
                                                                     ----------
                                                                         20,708
Computer Equipment - 0.1%
 International Business Machines Corp.
  - Notes (US)
 5.625% due 04/12/04 ...................................      2,870       2,914
Diversified Operations - 0.0%
 EOP Operating LP (US)
 7.75% due 11/15/07 ....................................        200         208
Electric Power - 0.2%
 Exelon Corp. Sr Notes (US)
 6.75% due 05/01/11 ....................................      3,575       3,519
 Progress Energy, Inc. - Sr. Notes (US)
 7.1% due 03/01/11 .....................................        500         507
                                                                     ----------
                                                                          4,026
Electrical Equipment - 0.0%
 Progress Energy, Inc. - Sr. Notes (US)
 7.75% due 03/01/31 ....................................        200         206
Finance - 0.0.%
 Citibank Credit Card Issuance Trust -
  Ser. 2000 Cl. C1 (US)
 7.45% due 09/15/07 ....................................        250         258
Financial Services - 3.4%
 Associates Corp. of North America -
  Sr Notes (US)
 6.25% due 11/01/08 ....................................      8,118       7,990
 Capital One Financial Corp. - Notes (US)
 7.25% due 12/01/03 ....................................      8,312       8,443
 Chase Commercial Mortgage
  Securities Corp. - Ser. 1997-1
     Cl. A2 (US)
 7.37% due 02/19/07 ....................................     10,722      11,214
 Citigroup , Inc. (US)
 7.25% due 10/01/10 ....................................        200         208
 Citigroup, Inc. - Notes (US)
 6.5% due 02/07/06 .....................................      4,600       4,662
 Goldman Sachs Group, Inc. (US)
 6.875% due 01/15/11 ...................................      3,380       3,361
 Green Tree Financial Corp. (US)
 6.68% due 01/15/29 ....................................      7,043       7,186

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                              Par        Market
            Name of Issuer                                   Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Financial Services - Continued
 Green Tree Financial Corp. - Ser.
  1996-8 Cl. A6 (US)
 7.6% due 10/15/27 .....................................  $   7,721   $   8,100
 Green Tree Financial Corp. - Ser.
  1997-6 Cl. A7 (US)
 7.14% due 01/15/29 ....................................        500         512
 LB-UBS Commercial Mortgage Trust
  - Ser. 2000-C4 Cl. A2 (US)
 7.37% due 06/15/10 ....................................     15,318      16,024
 Mortgage Capital Funding, Inc. - Ser
  1996 - MC2 Cl. A1 (US)
 6.758% due 02/20/04 ...................................      7,990       8,191
 Nisource Finance Corp. (US)
 7.875% due 11/15/10 ...................................        625         662
 PNC Funding Corp. - Sub. Notes (US)
 7.5% due 11/01/09 .....................................      4,094       4,283
 Residential Asset Securities Corp. (US)
 6.11% due 05/25/24 ....................................      8,062       8,168
 Salomon, Inc. - Sr Notes (US)
 7.2% due 02/01/04 .....................................      2,300       2,392
                                                                      ---------
                                                                         91,396
Food, Beverage & Tobacco - 0.2%
 Conagra Foods, Inc. - Notes (US)
 7.5% due 09/15/05 .....................................        500         519
 7.875% due 09/15/10 ...................................        450         473
 Nabisco, Inc. - Deb (US)
 7.55% due 06/15/15 ....................................        700         713
 Philip Morris Cos., Inc. - Debs. (US)
 8.25% due 10/15/03 ....................................      3,055       3,231
                                                                      ---------
                                                                          4,936
Foreign Governmental - 0.5%
 Province of Ontario (CA)
 7.75% due 06/04/02 ....................................      2,000       2,062
 Province of Quebec - Debs (CA)
 5.5% due 04/11/06 .....................................      4,755       4,683
 7.5% due 09/15/29 .....................................      6,530       6,914
                                                                      ---------
                                                                         13,659
Health Care Products - 0.2%
 Beckman Instruments, Inc. - Sr. Notes (US)
 7.1% due 03/04/03 .....................................      4,837       4,908
Health Care Services - 0.6% Columbia/HCA
  Healthcare Corp. (US)
 6.91% due 06/15/05 ....................................      4,000       3,934
 HCA-The Healthcare Co. - Sr. Notes (US)
 7.875% due 02/01/11 ...................................      6,800       6,834
 Tenet Healthcare Corp. - Sr. Notes (US)
 8.0% due 01/15/05 .....................................      3,950       4,068
 United Healthcare - Notes (US)
 7.5% due 11/15/05 .....................................        200         209
                                                                      ---------
                                                                         15,045
Insurance - 0.1%
 Aetna Inc. - Sr Notes (US)
 7.375% due 03/01/06 ...................................        450         445
 Allstate Corp. (US)
 7.2% due 12/01/09 .....................................        200         208
 Lincoln National Corp. - Notes (US)
 7.0% due 03/15/18 .....................................        200         192
 Provident Companies, Inc. - Sr. Notes (US)
 7.0% due 07/15/18 .....................................        500         453
                                                                      ---------
                                                                          1,298
Leisure & Recreation - 0.0%
 MGM Mirage, Inc. (US)
 8.5% due 09/15/10 .....................................        200         208
 Six Flags, Inc. - Sr Notes 144A (US)
 9.5% due 02/01/09 .....................................        500         501
                                                                      ---------
                                                                            709
Media - TV & Radio - 1.2%
 Belo Corp. - Sr Notes (US)
 7.125% due 06/01/07 ...................................        500         494
 Belo Corp. - Debs (US)
 7.25% due 09/15/27 ....................................        750         641
 CBS Corp. - Sr. Notes (US)
 7.15% due 05/20/05 ....................................      3,525       3,671
 Chancellor Media Corp. (US)
 8.0% due 11/01/08 .....................................        750         782
 Charter Communications Holdings
  LLC - Sr Disc. Notes 144A (US)
 0.0% due 05/15/11 .....................................        230         133
 Charter Communications Holdings
  LLC - Sr. Notes (US)
 10.75% due 10/01/09 ...................................        500         524
 Charter Communications Holdings
  LLC - Sr Notes 144A (US)
 10.0% due 05/15/11 ....................................      1,000       1,015
 Clear Channel Communications,
  Inc. (US)
 7.65% due 09/15/10 ....................................        250         258
 Comcast Cable Communications (US)
 6.75% due 01/30/11 ....................................        500         489
 Cox Radio, Inc. - Sr Notes (US)
 6.625% due 02/15/06 ...................................        750         747
 CSC Holdings, Inc. - Sr. Notes (US)
 8.125% due 07/15/09 ...................................      5,000       4,949
 Fox Sports Networks LLC - Sr. Disc.
  Notes (US)
 0.0% due 08/15/07 .....................................        750         713

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                Par      Market
             Name of Issuer                                    Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Media - TV & Radio - Continued
 Fox/Liberty Networks LLC - Sr Notes (US)
 8.875% due 08/15/07 .....................................    $ 1,000    $ 1,040
 Liberty Media Corp. - Bonds (US)
 7.875% due 07/15/09 .....................................      1,000        959
 News America, Inc. - Debs. (US)
 7.125% due 04/08/28 .....................................      3,483      3,484
 Radio one, Inc. - Sr Sub Notes 144A (US)
 8.875% due 07/01/11 .....................................        200        200
 The Walt Disney Co. (US)
 5.5% due 12/29/06 .......................................        200        196
 Time Warner, Inc. (US)
 6.625% due 05/15/29 .....................................      3,579      3,197
 Time Warner, Inc. - Debs (US)
 7.25% due 10/15/17 ......................................        200        197
 Time Warner, Inc. - Debs (US)
 7.57% due 02/01/24 ......................................        500        498
 Time Warner, Inc. - Notes (US)
 8.18% due 08/15/07 ......................................      2,075      2,252
 Viacom, Inc. (US)
 7.7% due 07/30/10 .......................................      5,200      5,484
                                                                         -------
                                                                          31,923
Natural Gas Distribution - 0.2%
 Florida Gas Transmission Co. (US)
 7.625% due 12/01/10 .....................................        750        763
 KN Energy, Inc. - Sr. Notes (US)
 6.45% due 03/01/03 ......................................      4,590      4,654
                                                                         -------
                                                                           5,417
Oil & Natural Gas Exploration & Production - 0.3%
 Coastal Corp. (US)
 7.75% due 06/15/10 ......................................        500        511
 Gulf Canada Resources, Ltd. - Sr. Notes (US)
 8.35% due 08/01/06 ......................................      4,460      4,856
 Petroleum Geo-Services ASA - Notes (US)
 7.5% due 03/31/07 .......................................      2,463      2,441
                                                                         -------
                                                                           7,808
Paper & Forest Products - 0.0%
 Fort James Corp. - Sr. Notes (US)
 6.875% due 09/15/07 .....................................        200        192

Paper Products - 0.0%
 Greater Connecticut Consumer Loan
  Trust - Notes Cl. A 2BRV 144A (US)
 6.25% due 02/15/20 ......................................        726        725

Personal & Commercial Lending - 3.6%
 Asset Backed Securities Corp. - Series 2000-LB1 Cl AF2 (US)
 7.57% due 03/21/24 ......................................      6,795      7,003
 Citigroup, Inc. (US)
 6.5% due 01/18/11 .......................................      8,685      8,620
 Credit Based Asset Servicing - Sr 2000-CB4 Cl. M1 (US)
 7.565% due 11/25/31 .....................................     11,531     11,691
 CS First Boston Securities Corp. (US)
 6.91% due 01/15/08 ......................................      5,735      5,901
 EQCC Home Equity Loan Trust (US)
 6.223% due 06/25/11 .....................................      7,498      7,549
 Ford Motor Credit Co. (US)
 7.875% due 06/15/10 .....................................        500        522
 Ford Motor Credit Co. - Notes (US)
 6.875% due 02/01/06 .....................................     10,120     10,253
 GE Capital Commercial Mortgage Corp. (US)
 6.079% due 10/15/10 .....................................      4,980      4,927
 General Motors Acceptance Corp. (US)
 7.5% due 07/15/05 .......................................      7,618      7,965
 Household Financial Corp. (US)
 6.5% due 01/24/06 .......................................      5,750      5,828
 Household Finance Corp. - Notes (US)
 6.0% due 05/01/04 .......................................      5,020      5,068
 6.75% due 05/15/11 ......................................      5,500      5,426
 LB Commercial Conduit Mortgage Trust (US)
 5.87% due 08/15/06 ......................................      5,154      5,174
 MBNA Master Credit Card Trust (US)
 6.6% due 11/15/04 .......................................      1,000      1,022
 Regional Diversified Funding, Ltd. (US)
 9.25% due 03/15/30 ......................................      1,000        993
 Residential Asset Mortgage Trust (US)
 7.21% due 11/25/19 ......................................      6,158      6,188
 Residential Asset Securities Corp. (US)
 7.18% due 01/25/25 ......................................      2,000      2,056
 Sears Credit Account Master Trust - Ser 1998-2 Cl. A (US)
 5.25% due 10/16/08 ......................................      1,000      1,006
 Structured Assets Securities Corp. (US)
 8.538% due 07/15/27 .....................................        456        477
                                                                         -------
                                                                          97,669
Pollution Control - 0.0%
 Waste Management, Inc. - Sr Notes (US)
 7.375% due 08/01/10 .....................................        700        701

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                              Par        Market
    Name of Issuer                                           Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Pollution Control - Continued
 WMX Technologies, Inc. - Notes (US)
 7.1% due 08/01/26  ....................................  $     500   $     509
                                                                      ---------
                                                                          1,210
Retail - Department Stores - 0.8%
 Federated Department Stores, Inc. -
   Sr. Notes (US)
 8.5% due 06/15/03  ....................................      6,002       6,329
 Office Depot, Inc.- Sr. Sub Notes
  144A (US)
 10.0% due 07/15/08  ...................................        200         195
 Target Corp. (US)
 6.35% due 01/15/11  ...................................      7,580       7,484
 Wal Mart Stores, Inc. (US)
 7.55% due 02/15/30  ...................................      7,405       8,062
                                                                      ---------
                                                                         22,070
Retail - Food - 0.1%
 The Kroger Co. (US)
 6.8% due 04/01/11  ....................................      3,125       3,086

Telecommunication Equipment - 0.1%
 American Tower Corp. - Sr. Notes
  144A (US)
 9.375% due 02/01/09 ...................................        900         846
 BellSouth Capital Funding
  - Debs. (US)
 7.875% due 02/15/30 ...................................      1,540       1,640
 Nortel Networks, Ltd. - Notes (US)
 6.125% due 02/15/06 ...................................        325         281
 Spectrasite Holdings, Inc. - Sr. Notes
  Ser. B (US)
 10.75% due 03/15/10 ...................................        500         420
                                                                      ---------
                                                                          3,187
Telecommunication Services - 0.3%
 AT&T Wireless Group - Sr. Notes
  144A (US)
 7.875% due 03/01/11 ...................................        200         201
 Crown Castle International Corp. - Sr.
  Notes (US)
 10.75% due 08/01/11 ...................................        875         844
 Motorola, Inc. - Notes (US)
 6.75% due 02/01/06  ...................................        825         780
 Tellus Corp. - Notes (US)
 7.5% due 06/01/07  ....................................        250         255
 8.0% due 06/01/11  ....................................        400         409
 Vodafone Group PLC - Notes (US)
 7.625% due 02/15/05 ...................................        500         525
 Worldcom, Inc. NT (US)
 7.5% due 05/15/11  ....................................      6,665       6,490
                                                                      ---------
                                                                          9,504
Telephone - 0.7%
 AT&T Corp. - Notes (US)
 5.625% due 03/15/04 ...................................      2,000       1,994
 6.5% due 03/15/29 .....................................      1,800       1,537
 CenturyTel, Inc. - Sr. Notes
   Ser. H (US)
 8.375% due 10/15/10 ...................................      2,250       2,346
 MCI WorldCom, Inc. - Notes (US)
 7.75% due 04/01/07 ....................................      5,289       5,451
 Sprint Capital Corp. (US)
 7.625% due 01/30/11 ...................................      5,390       5,348
 U.S. West Capital Funding, Inc. (US)
 6.875% due 07/15/28 ...................................      1,849       1,628
                                                                      ---------
                                                                         18,304
Transportation Services - 0.0%
 International Shipholding Corp. - Sr. Notes
   Ser. B (US)
 7.75% due 10/15/07 ....................................      1,000         890
 Teekay Shipping Corp. - Sr Notes 144A (US)
 8.875% due 07/15/11 ...................................        200         202
                                                                      ---------
                                                                          1,092
U.S. Government Agencies - 14.8%
 Federal Home Loan Bank- Discount Note (US)
 5.25% due 02/13/04 ....................................      2,000       2,014
 Federal Home Loan Mortgage Corp. -
  Sr Notes (US)
 5.8% due 09/02/08 .....................................      1,500       1,485
 Federal National Mortgage
   Assoc. (US)
 4.75% due 03/15/04 ....................................      9,000       8,958
 6.0% due 05/15/08 .....................................      3,400       3,422
 6.0% due 07/25/16 .....................................        970         955
 6.0% due 07/25/31 .....................................     38,287      36,744
 6.375% due 06/15/09 ...................................      1,000       1,020
 6.5% due 08/01/13 .....................................      1,653       1,662
 6.5% due 09/01/30 .....................................      3,729       3,670
 6.5% due 05/01/31 .....................................      9,036       8,891
 6.5% due 07/25/31 .....................................     65,843      64,793
 6.5% due 07/25/16 .....................................     23,244      23,302
 6.625% due 11/15/10 ...................................     15,000      15,497
 6.75% due 08/15/02 ....................................     10,267      10,554
 7.0% due 11/01/30 .....................................      3,973       3,990
 7.0% due 06/01/31 .....................................      1,000       1,004
 7.0% due 0725/31 ......................................     61,208      61,476
 7.25% due 05/15/30 ....................................      4,200       4,545
 7.5% due 11/01/30 .....................................      3,983       4,064
 7.5% due 12/01/30 .....................................      2,416       2,465
 7.5% due 06/01/31 .....................................      2,000       2,041
 7.5% due 07/25/16 .....................................     19,461      20,015
 7.5% due 07/25/31 .....................................     49,730      50,740
 8.0% due 12/01/29 .....................................      2,348       2,425

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                              Par        Market
    Name of Issuer                                           Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
 8.0% due 07/25/31 ..................................... $   27,054  $   27,942
 Federal National Mortgage Assoc. -
  Notes (US)
 7.0% due 07/15/05 .....................................     10,600      11,200
 GMAC Home Loan Trust (US)
 6.04% due 09/25/26 ....................................      7,500       7,563
 Government National Mortgage Assoc. (US)
 6.0% due 10/15/28 .....................................      3,891       3,766
 7.5% due 10/15/30 .....................................      3,021       3,097
 7.5% due 11/15/30 .....................................        859         881
 7.5% due 12/15/31 .....................................     10,892      11,168
 8.0% due 11/15/30 .....................................      4,356       4,513
                                                                     ----------
                                                                        405,412
U.S. Governmental - 3.4%
U.S. Treasury - Bonds (US)
 5.0% due 02/15/11 .....................................      8,000       7,761
 5.25% due 02/15/29 ....................................     21,835      19,965
 6.25% due 05/15/30 ....................................      8,000       8,474
 6.75% due 08/15/26 ....................................      9,825      10,895
 7.5% due 11/15/16 .....................................      1,500       1,748
 8.875% due 08/15/17 ...................................     13,100      17,196
 U.S. Treasury - Notes (US)
 4.25% due 05/31/03 ....................................      1,400       1,400
 4.625% due 05/15/06 ...................................      6,500       6,411
 5.625% due 02/15/06 ...................................      1,500       1,540
 5.625% due 05/15/08 ...................................      4,350       4,521
 5.75% due 08/15/10 ....................................      4,100       4,195
 6.25% due 02/15/07 ....................................      3,750       3,957
 6.375% due 08/15/02 ...................................      3,250       3,334
 6.875% due 05/15/06 ...................................      1,250       1,348
                                                                     ----------
                                                                         92,745
                                                                     ----------
 TOTAL PUBLICLY-TRADED BONDS                                   33.3%    909,242
                                                                     ----------

SHORT-TERM INVESTMENTS
Investment in joint trading account - 12.6%
Investment in joint trading account
 3.97% due 07/02/01 .................................       342,997     342,997


Cash Equvalents - 1.6%
 Navigator Securities Lending
  Prime Portfolio ** ................................    43,710,715      43,710
                                                         ----------  ----------

        TOTAL SHORT-TERM INVESTMENTS                           14.2%    386,707
                                                         ----------  ----------
                  TOTAL INVESTMENTS-                          112.8%  3,078,016
    Other Assets & Liabilities, Net-                          (12.8)%  (348,152)
                                                         ----------  ----------
                         NET ASSETS-                          100.0% $2,729,864
                                                         ==========  ==========

ADR-American Depository Receipts.
144A - Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $4,018 or .15% of net assets of the Fund.
**Represents investment of security lending collatral.
See note to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                          Market       % of
                                            Country        Value     Long-Term
                                          Abbreviation    (000)'s   Investments


Cash Equivalents - Continued
United States .........................        US        $2,677,650        99.5%
Canada ................................        CA            13,659         0.5
                                                         ----------  ----------
                                                         $2,691,309       100.0%
                                                         ==========  ==========

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
PUBLICLY-TRADED BONDS
Aerospace/Defense - 1.3%
 CWABS , Inc.
 7.74% due 08/25/17 ......................................   $  1,500   $  1,534
Automobile - 5.2%
 Ford Credit Auto Owner Trust
 7.13% due 07/15/04 ......................................      2,500      2,572
 Premier Auto Trust
 5.82% due 10/08/03 ......................................      3,335      3,386
                                                                        --------
                                                                           5,958
Bank - 5.3%
 BankBoston Corp. - Sr. Notes
 6.125% due 03/15/02 .....................................      1,900      1,924
 Banponce Corp. - Notes
 6.54% due 11/06/01 ......................................      1,000      1,009
 First Union Corp. - Notes
 6.95% due 11/01/04 ......................................        500        518
 J.P. Morgan & Co., Inc. - Sr. Notes
 5.75% due 02/25/04 ......................................      1,000      1,009
 Star Banc Corp. - Notes
 5.875% due 11/01/03 .....................................        600        606
 Westpac Banking Corp. - Sub. Debs.
 9.125% due 08/15/01 .....................................      1,000      1,006
                                                                        --------
                                                                           6,072
Brokerage & Investment Management - 4.6%
 Donaldson, Lufkin & Jenrette, Inc. -
  Sr. Notes
 5.875% due 04/01/02 .....................................      1,900      1,920
 Lehman Brothers Holdings, Inc. -
  Notes
 6.625% due 04/01/04 .....................................        470        480
 Morgan Stanley, Dean Witter,
  Discover & Co.
 5.625% due 01/20/04 .....................................        500        502
 Residential Funding and Mortgage
  Securities Trust II
 5.37% due 02/25/15 ......................................      2,000      1,996
 5.64% due 07/25/14 ......................................        400        403
                                                                        --------
                                                                           5,301
Computer Equipment - 0.4%
 International Business Machines Corp. - Notes
 5.625% due 04/12/04 .....................................        500        508
Cosmetics & Personal Care - 1.7%
 Dial Corp. - Notes
 5.9% due 10/25/01 .......................................      2,000      1,999
Diversified Operations - 1.3%
 CMS Panhandle Holding - Sr. Notes
 6.125% due 03/15/04 .....................................      1,000        983
 El Paso Energy Corp. - Sr. Notes
 6.625% due 07/15/01 .....................................        500        501
                                                                        --------
                                                                           1,484
Electric Power - 0.4%
 Niagara Mohawk Power Corp. - Sr. Notes
 7.25% due 10/01/02 ......................................        499        508
Financial Services - 9.2%
 Associates Corp. of North America
  - Sr. Notes
 5.75% due 11/01/03 ......................................      1,450      1,462
 Chase Credit Card Master Trust
  - Cl. A 1998-3
 6.0% due 08/15/05 .......................................      1,075      1,099
 CIT Group, Inc.
 5.625% due 05/17/04 .....................................      1,000        997
 General Electric Capital Corp. ..........................
 7.5% due 05/15/05 .......................................      3,150      3,365
 General Motors Acceptance Corp. -
  Notes
 7.48% due 02/28/03 ......................................      1,200      1,241
 Green Tree Financial Corp. - Ser
  1996-8 Cl. A6
 7.6% due 10/15/27 .......................................        680        713
 Lehman Brothers Holdings, Inc. -
  Notes
 6.625% due 02/05/06 .....................................        600        611
 Salomon, Inc. - Sr. Notes
 7.2% due 02/01/04 .......................................        500        520
 U.S. West Capital Funding, Inc. .........................
 6.875% due 08/15/01 .....................................        500        501
                                                                        --------
                                                                          10,509
Food, Beverage & Tobacco - 0.6%
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03 ......................................        640        677
Foreign Governmental - 6.1%
 Province of Ontario - Canada
 7.75% due 06/04/02 ......................................      3,000      3,093

 Province of Quebec - Canada
 5.5% due 04/11/06 .......................................      4,000      3,940
                                                                        --------
                                                                           7,033
Healthcare Products - 1.3%
 Beckman Instruments, Inc. - Sr. Notes
 7.1% due 03/04/03 .......................................      1,475      1,497

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Healthcare Services - 0.8%
 Columbia/HCA Healthcare Corp.
 6.91% due 06/15/05 ......................................   $    500   $    492
 Tenet Healthcare Corp. - Sr
  Notes
 8.625% due 12/01/03 .....................................        360        375
                                                                        --------
                                                                             867
Machinary - 1.4%
 Ingersoll Rand Co. - Notes
 5.75% due 02/14/03 ......................................      1,300      1,310
 6.25% due 05/15/06 ......................................        350        351
                                                                        --------
                                                                           1,661
Media - T.V. & Radio - 1.9%
 Continental Cablevision - Sr. Notes
 8.5% due 09/15/01 .......................................      1,010      1,017
 Turner Broadcasting Systems , Inc. -
  Sr. Notes
 7.4% due 02/01/04 .......................................      1,144      1,191
                                                                        --------
                                                                           2,208
Natural Gas Distribution - 1.6%
 Enron Corp. - Debs.
 9.125% due 04/01/03 .....................................        500        530
 KN Energy, Inc. - Sr. Notes
 6.45% due 03/01/03 ......................................      1,300      1,318
                                                                        --------
                                                                           1,848
Oil - 1.8%
 Coastal Corp. - Sr. Notes
 8.125% due 09/15/02 .....................................        500        517
 Conoco, Inc. - Notes
 5.9% due 04/15/04 .......................................      1,550      1,569
                                                                        --------
                                                                           2,086
Oil & Natural Gas Exploration & Production - 1.9%
 Gulf Canada Resources, Ltd. - Sr. Notes
 8.35% due 08/01/06 ......................................        170        185
 Occidental Petroleum Corp. - Notes
 8.5% due 11/09/01 .......................................      1,000      1,012
 Petroleum-Geo Services ASA - Bonds
 6.25% due 11/19/03 ......................................      1,000        987
                                                                        --------
                                                                           2,184
Personal & Commercial Lending - 8.7%
 American General Finance Corp. - Notes
 5.75% due 11/23/01 ......................................      1,270      1,280
 Asset Backed Securities Corp. - Ser.
  2000 Cl. AF2
 Asset Backed Securities Corp. - Ser.
  2000 Cl. AF2
 7.57% due 03/21/24 ......................................        177        182
 Countrywide Funding Corp.
 5.25% due 06/15/04 ......................................        500        498
 5.25% due 05/22/03 ......................................      1,000      1,001
 Covenant Transport, Inc. - Cl. A
 7.6% due 12/15/29 .......................................        252        261
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06 .....................................      1,110      1,124
 Ford Motor Credit Co. - Sr. Notes
 6.125% due 03/20/04 .....................................      1,500      1,514
 Green Tree Financial Corp. - Ser.
  1996-F
 7.3% due 01/15/28 .......................................         23         23
 Household Finance Corp. - Notes
 6.0% due 05/01/04 .......................................      2,000      2,019
 MBNA Master Credit Card Trust
 6.6% due 11/15/04 .......................................        935        956
 Money Store Home Equity Trust -
  Ser. 1996-B A7
 7.55% due 02/15/20 ......................................         71         72
 Money Store Home Equity Trust -
  Ser. 1997-D AF3
 6.345% due 11/15/21 .....................................         55         55
 Residential Asset Mortgage Trust
 7.21% due 11/25/19 ......................................      1,087      1,092
                                                                        --------
                                                                          10,077
Retail -  Department Stores - 1.0%
 Federated Department Stores, inc . - Sr.
  Notes
 8.5% due 06/15/03 .......................................      1,090      1,149
Retail - Food - 1.0%
 Safeway, Inc. - Notes
 7.05% due 09/15/02 ......................................      1,100      1,120
Telecommunication Services - 3.6%
 Cox Communications, Inc. - Notes
 7.0% due 08/15/01 .......................................      1,100      1,502
 Worldcom, Inc. Sr. Notes
 6.125% due 08/15/01 .....................................      1,500      1,502
 7.55% due 04/01/04 ......................................      1,100      1,133
                                                                        --------
                                                                           4,139
U.S. Government Agencies - 20.3%
 Federal Home Loan Bank
 8.0% due 06/01/10 .......................................        969      1,006
 Federal Home Loan Mortgage Corp.
 7.75% due 01/15/21 ......................................         32         32
 Federal National Mortgage Assoc.
 6.375% due 10/15/02 .....................................      7,500      7,696

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND


                                                              Par        Market
    Name of Issuer                                           Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED
U.S. Government Agencies - Continued
 6.5% due 09/01/02 ....................................    $  1,134    $  1,147
 7.0% due 01/01/03 ....................................       3,406       3,452
 7.0% due 12/01/10 ....................................       1,490       1,522
 Federal National Mortgage Assoc. - Notes
 4.75% due 11/14/03 ...................................       8,500       8,496
                                                                       ---------
                                                                         23,351
U.S. Governmental - 12.8%
 U.S. Treasury -  Bonds
 5.875% due 11/15/04 ..................................       4,650       4,809
 U.S. Treasury - Notes
 4.75% due 11/15/03 ...................................       4,530       4,511
 5.875 due 02/15/04 ...................................       2,810       2,903
 6.625% due 07/31/01 ..................................       2,500       2,506
                                                                       ---------
                                                                         14,729
                                                                       ---------
 TOTAL PUBLICLY-TRADED-BONDS ..........................        94.2%    106,444
                                                                       ---------
SHORT-TERM INVESTMENTS
Investment in joint trading account - 4.7%
Investment in joint trading account
 3.97% due 07/02/01 ...................................       5,573       5,373

                                                             Shares
Cash Equivalents - 10.2%
 Navigator Securities Lending Prime
 Portfolio **                                            11,815,749      11,816
                                                         ------------  ---------
      TOTAL SHORT-TERM INVESTMENTS                             14.9%     17,189
                                                         ------------  ---------
                TOTAL INVESTMENTS-                            109.1%    125,688
  Other Assets & Liabilities, Net-                             (9.1)%   (10,504)
                                                         ------------  ---------
                       NET ASSETS-                            100.0%   $115,184
                                                         ============  =========

** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND


                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 0.5%
 Armor Holdings, Inc. *  .................................     26,400   $    396
Apparel - 0.1%
 Charlotte Russe Holding, Inc. ...........................      4,000        107
Auto & Truck Parts - 2.2%
 CSK Auto Corp. ..........................................     34,500        286
 Polaris Industries Inc. .................................     29,500      1,351
                                                                        --------
                                                                           1,637
Automobile - 1.3%
 ANC Rental Corp. *  .....................................     58,400        175
 Oshkosh Truck Corp. .....................................     18,200        806
                                                                        --------
                                                                             981
Bank - 3.3%
 Citizens Banking Corp. ..................................      1,600         47
 Community Bankshares, Inc. ..............................     13,800        199
 First Midwest Bancorp, Inc. .............................     12,200        362
 Fulton Financial Corp. ..................................     16,590        339
 Net.B@nk, Inc. *  .......................................     38,900        440
 San Juan Basin Royalty Trust ............................     49,600        629
 Waypoint Financial Corp. *  .............................     38,800        485
                                                                        --------
                                                                           2,501
Brokerage & Investment Management - 0.1%
 America First Mortgage Investments, Inc. ................     11,000         82
Building Materials - 0.8%
 The Scotts Co. - Cl A ...................................     13,800        572
Business Services - 0.6%
 On Assignment, Inc. .....................................     10,600        191
 Resources Connection, Inc. ..............................      9,000        232
                                                                        --------
                                                                             423
Chemical - 0.8%
 OM Group, Inc. ..........................................      4,900        275
 Spartech Corp. ..........................................     13,900        336
                                                                        --------
                                                                             611
Commercial Services - 2.9%
 HeadHunter.net, Inc.* ...................................     48,300        226
 Korn/Ferry International *  .............................      8,000        124
 Official Payments Corp. * ...............................     30,700        158
 Power One, Inc. .........................................     30,000        499
 Quanta Services, Inc.* ..................................     25,000        551
 RPM, Inc. ...............................................     36,400        335
 Steiner Leisure, Ltd. * .................................     15,000        300
                                                                        --------
                                                                           2,193
Computer Equipment - 0.5%
 Documentum, Inc. *  .....................................     17,500        226
 UNOVA, Inc. * ...........................................     26,000        179
                                                                        --------
                                                                             405

Computer Software & Services - 8.3%
 Click Commerce, Inc.* ...................................     31,800        286
 click2learn.com, Inc. * .................................     31,900         52
 CNet Networks, Inc. .....................................     18,000        234
 Cognizant Technology Solutions Corp .....................      5,000        212
 Digex, Inc. * ...........................................     16,800        218
 Digital Insight Corp. 8 .................................     20,400        451
 Extensity, Inc. * .......................................     20,700        209
 Harris Interactive, Inc. *  .............................     31,900         80
 Informax, Inc. *  .......................................     18,800        134
 Ixia *  .................................................     10,900        207
 MatrixOne, Inc. * .......................................     18,200        422
 MicroStrategy, Inc. * ...................................     50,400        141
 Moldflow Corp. *  .......................................     15,300        236
 National Information Consortium, Inc. * .................     61,800        113
 NetIQ Corp. * ...........................................     25,800        807
 Numerical Technologies, Inc. ............................     10,000        210
 PC-Tel, Inc. *  .........................................     16,400        151
 Pinnacle Systems, Inc. ..................................     42,000        254
 Pixar, Inc. .............................................      4,600        188
 Riverdeep Group PLC - ADR * .............................      9,700        272
 RSA Security, Inc.* .....................................     13,250        410
 Saba Software, Inc. .....................................     10,900        179
 Selectica, Inc. * .......................................     19,900         85
 SignalSoft Corp. ........................................     11,900        137
 Via Networks, Inc. *  ...................................     46,400         71
 Vignette Corp. *  .......................................        100          1
 WebMethods, Inc. ........................................      5,700        121
 Websense, Inc. *  .......................................     14,200        284
 Witness Systems, Inc. * .................................     14,100        155
                                                                        --------
                                                                           6,320
Consumer Miscellaneous - 1.4%
 Libbey, Inc. ............................................     21,600        858
 NetRatings, Inc. *  .....................................     15,900        229
                                                                        --------
                                                                           1,087
Diversified Operations - 1.9%
 Donaldson Co., Inc. .....................................     24,400        760
 Ionics, Inc. *  .........................................     16,100        507
 Wesco International, Inc. * .............................     23,600        215
                                                                        --------
                                                                           1,482
Electrical Equipment - 4.6%
 Advanced Energy Industries, Inc.* .......................     24,400      1,007
 Integrated Electrical Services, Inc. * ..................     29,500        288
 LTX Corp. ...............................................     40,500      1,035
 Pentair, Inc. ...........................................     25,700        869
 Zygo Corporation ........................................     13,600        302
                                                                        --------
                                                                           3,501
Electronic Products & Services - 15.6%
 American Superconductor Corp.*  .........................     15,400        397
 Anadigics, Inc.* ........................................     34,300        789
 Anaren Micro Circuits, Inc. .............................     23,300        466

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Electronic Products & Services - Continued
 ASM International N.V. * ................................     26,500   $    526
 BE Semiconductor Industries .............................      7,000         47
 Bookham Technology PLC ..................................     17,000         49
 Cymer, Inc. * ...........................................     27,200        688
 DuPont Photomasks, Inc. .................................      4,600        222
 Electro Scientific Industries, Inc.* ....................     24,900        949
 Electroglas, Inc. * .....................................     38,800        687
 EMCORE Corp. * ..........................................     30,700        944
 Exar, Corp.* ............................................     31,500        622
 FEI Co. .................................................      5,500        226
 GlobeSpan, Inc.* ........................................     20,000        292
 Helix Technology Corp. ..................................     25,900        789
 Microtune, Inc. * .......................................     18,600        409
 Nanometrics, Inc. * .....................................     19,700        542
 Newport Corp. ...........................................     13,000        345
 ON Semiconductor Corp .* ................................     51,400        234
 Parthus Technologies PLC - ADR * ........................      7,200         56
 Power Integrations, Inc. * ..............................     25,300        395
 Sawtek, Inc. * ..........................................     19,600        461
 SpeedFAm-IPEC, Inc. * ...................................     20,800         66
 Therma-Wave, Inc. * .....................................     33,200        633
 Transmeta Corp. .........................................      9,000         50
 TranSwitch Corp. ........................................     18,000        198
 Veeco Instruments Inc. * ................................     10,100        401
 Virata, Corp. ...........................................     37,400        443
                                                                        --------
                                                                          11,926
Energy - Alternative Source - 1.1%
 Massey Energy Co. .......................................     10,100        199
 Rayovac Corp.* ..........................................     19,100        407
 Valence Technology, Inc. * ..............................     37,000        238
                                                                        --------
                                                                             844
Engineering & Construction - 0.5%
 York International Corp. ................................     11,500        403
Financial Services - 2.1%
 American Capital Strategies, Ltd. .......................     30,600        859
 BOK Financial Corp. .....................................     10,000        269
 LendingTree, Inc. 8 .....................................     32,500        207
 Medallion Financial Corp. ...............................     24,000        246
                                                                        --------
                                                                           1,581
Food, Beverage & Tobacco - 3.5%
 Adolph Coors Co. - Cl. B ................................      8,000        401
 Corn Products International, Inc. .......................     19,700        630
 Dreyer's Grand Ice Cream, Inc. ..........................     23,000        642
 Flowers Foods, Inc. * ...................................      4,520        142
 Suiza Foods Corp. * .....................................     15,400        818
                                                                        --------
                                                                           2,633
Health Care Products - 9.0%
 3 Dimensional Pharmaceuticals, Inc.* ....................     14,200        136
 Aclara Biosciences, Inc. * ..............................     14,200        110
 Antigenics, Inc. ........................................     22,800        450
 Aviron * ................................................     10,800        616
 Charles River Laboratories * ............................      9,600        334
 ChromaVision Medical Systems, Inc. * ....................     35,600        179
 Diversa Corp. ...........................................     17,200        350
 Durect Corp. 8 ..........................................     17,100        222
 Exelixis, Inc. * ........................................     41,000        778
 Genaissance Pharmaceuticals, Inc. * .....................     14,800        208
 Heska Corp. * ...........................................     89,900         96
 ILEX Oncology, Inc. * ...................................     19,600        586
 Illumina, Inc. ..........................................     23,500        277
 Lexicon Genetics, Inc.* .................................     18,500        231
 Scios, Inc. 8 ...........................................     12,800        320
 Tanox, Inc.* ............................................     11,400        360
 Trimeris, Inc.* .........................................     14,800        741
 Unilab Corp. ............................................      1,200         30
 Vical, Inc.* ............................................     23,900        334
 ViroPharma, Inc.* .......................................     14,700        500
                                                                        --------
                                                                           6,858
Health Care Services - 2.3%
 Gene Logic, Inc. ........................................     19,700        430
 Kendle International, Inc. * ............................     24,200        485
 LifePoint Hospitals, Inc. * .............................     12,000        531
 Orthodontic Centers of America, Inc. * ..................     10,500        319
                                                                        --------
                                                                           1,765
Insurance - 4.1%
 Everest Re Group, Ltd. ..................................     17,100      1,279
 Fidelity National Financial, Inc. .......................     29,800        732
 First American Financial Corp. ..........................     24,100        456
 W.R. Berkley Corp. ......................................      6,000        249
 Willis Group Holdings, Ltd. .............................      2,700         48
 Zenith National Insurance Corp. .........................     14,000        378
                                                                        --------
                                                                           3,142
Leisure & Recreation - 3.8%
 Cheap Tickets, Inc. * ...................................     40,300        609
 Hotel Reservations Network, Inc. - Cl. A * ..............      5,700        265
 International Speedway Corp. - Cl A .....................     11,200        471
 MeriStar Hospitality Corp. ..............................     18,200        432
 Speedway Motorsports, Inc. * ............................     27,700        698
 World Wrestling Federation
  Entertainment, Inc. ....................................     33,100        457
                                                                        --------
                                                                           2,932
Machinery - 0.6%
 Columbus McKinnon Corp. .................................     25,200        284
 SonoSite, Inc. ..........................................      7,600        147
                                                                        --------
                                                                             431
Media - Publishing - 0.6%
 Banta Corp. .............................................     15,200        445
Media - TV & Radio - 6.8%
 ACTV, Inc. * ............................................      8,200         27

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Media - TV & Radio - Continued
 BHC Communications, Inc. - Cl. A* .......................      2,000   $    278
 Crown Media Holdings, Inc. ..............................     15,100        280
 Entercom Communications Corp.* ..........................      7,200        386
 Entravision Communications - Cl A* ......................     20,000        246
 Insight Communications Company, Inc.8 ...................     28,900        722
 Martha Stewart Living Omnimedia, Inc. - Cl. A* ..........     16,000        370
 Mediacom Communications Corp. * .........................     22,800        319
 Primedia, Inc. ..........................................     73,036        496
 Radio One, Inc. - Cl. D* ................................     34,900        769
 Sirius Satellite Radio Inc. * ...........................     14,600        178
 Westwood One, Inc. * ....................................      9,000        332
 XM Satellite Radio Holdings, Inc. - Cl. A * .............     28,000        454
 Young Broadcasting, Inc. - Cl. A * ......................     10,000        336
                                                                        --------
                                                                           5,193
Metals & Mining - 0.4%
 Kaiser Aluminum Corp. ...................................     78,100        311
Natural Gas Distribution - 1.5%
 Energen Corp. ...........................................     12,600        348
 New Jersey Resources Corp. ..............................      9,800        443
 WGL Holdings, Inc. ......................................     13,000        352
                                                                        --------
                                                                           1,143
Oil & Natural Gas Exploration & Production - 0.2%
 Penzoil-Quaker State Co. ................................     15,000        168
Oil - Equipment & Service - 0.9%
 Hydril Co. * ............................................     10,000        228
 Seacor Smit, Inc. .......................................      9,200        430
                                                                        --------
                                                                             658
Paper & Forest Products - 0.2%
 Caraustar Industries, Inc. ..............................     18,100        167
Real Estate Development - 0.4%
 Trammell Crow Co.* ......................................     25,400        281
Real Estate Investment Trust - 0.8%
 Annaly Mortgage Management, Inc. ........................     24,000        329
 Anthracite Capital, Inc. ................................     21,900        242
                                                                        --------
                                                                             571
Real Estate Operations - 1.2%
 CB Richard Ellis Services, Inc. * .......................     27,200        427
 Insignia Financial Group, Inc. * ........................     39,700        488
                                                                        --------
                                                                             915
Retail - 0.0%
 Galyans Trading Co.,  Inc. ..............................      1,500         31
Retail - Department Stores - 3.6%
 Dollar Thrifty Automotive Group, Inc.* ..................      9,700        233
 Dollar Tree Stores, Inc.* ...............................     36,900      1,027
 Factory 2-U Stores, Inc. * ..............................     14,900        438
 Ruby Tuesday, Inc. ......................................     33,700        576

 School Specialty, Inc.* .................................     17,600        455
                                                                        --------
                                                                           2,729
Retail - Food - 1.3%
 California Pizza Kitchen, Inc. ..........................     17,900        416
 Williams-Sonoma, Inc. ...................................     14,300        555
                                                                        --------
                                                                             971
Shoe & Apparel Manufacturing - 1.5%
 Kellwood Co. ............................................     20,900        483
 Novel Denim Holdings, Ltd. * ............................     16,000        245
 Stride Rite Corp. .......................................     39,300        334
 Tommy Hilfiger Corp. * ..................................      6,000         84
                                                                        --------
                                                                           1,146
Telecommunication Equipment - 3.6%
 Advanced Fibre Communications, Inc. * ...................      8,200        172
 Alliance Fiber Optic Products, Inc.* ....................     34,700        165
 Avanex Corp. * ..........................................     37,000        359
 Cable Design Technologies Corp. .........................     20,000        323
 Carrier Access Corp. ....................................     39,900        239
 Luminent, Inc. * ........................................     32,500        137
 Monolithic Systems Technology, Inc ......................      5,000         55
 Optical Communications Products, Inc* ...................     38,100        405
 Polycom, Inc. ...........................................      9,000        208
 Spectrasite Holdings, Inc. ..............................     14,000        101
 Superior Telecom, Inc. ..................................     39,100        110
 Tier Technologies, Inc. Cl B ............................     23,000        220
 Vitria Technology, Inc. .................................     13,100         45
 WebEx Communications, Inc. * ............................      7,500        200
                                                                        --------
                                                                           2,739
Telecommunication Services - 0.8%
 Aspect Communications Corp. * ...........................     46,400        324
 Emmis Communications Corp. ..............................      8,000        246
 Focal Communications Corp.* .............................     30,900         73
                                                                        --------
                                                                             643
Transportation Services - 3.2%
 America West Holdings Corp. - Cl B * ....................     23,800        237
 Landstar Systems, Inc. ..................................     10,700        728
 SkyWest, Inc. ...........................................      8,200        229
 USFreightways Corp. .....................................     12,700        375
 Werner Enterprises, Inc. ................................     36,000        873
                                                                        --------
                                                                           2,442
                                                                        --------
                                       TOTAL COMMON STOCK-       98.9%    75,366
                                                                        --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
SHORT-TERM INVESTMENTS - 0.7%
 Investment in joint trading account
  3.97% due 07/02/01 .....................................    $   567   $    567
                                                              --------  --------
                                        TOTAL INVESTMENTS-       99.6%    75,933
                          Other Assets & Liabilities, Net-        0.4%       298
                                                              --------  --------
                                               NET ASSETS-      100.0%  $ 76,231
                                                              ========  ========


ADR-American Depository Receipt
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK
Australia - 0.6%
 Brambles Industries,
  Ltd. (DIOP) ............................................     11,553     $  283
 Publishing &
  Broadcasting, Ltd.
  (MEDI) .................................................     48,083        223
                                                                          ------
                                                                             506
Belgium - 0.7%
 Dexia NPV (BANK) ........................................     17,550        279
 Fortis (B) (INSU) .......................................     13,910        336
 UCB SA (HEAL) ...........................................      1,180         41
                                                                          ------
                                                                             656
Brazil - 0.7%
 Compania Brasileira de
  Distribuicao Grupo Pao
  de Acucar - ADR (RETF) .................................      5,800        135
 Petroleo Brasileiro SA*
  (OILX) .................................................      7,000        182
 Telecomunicacoes
  Brasileiras SA - ADR
  (UTIT) .................................................      3,434        161
 Unibanco - Uniao de
  Bancos Brasileiros SA - ................................      3,985        101
  GDR (BANK)                                                              ------
                                                                             579
Canada - 0.3%
 Alcan Aluminum, Ltd.
  (MEDI) .................................................      3,122        131
 Royal Bank of Canada
  (BANK) .................................................      4,280        137
                                                                          ------
                                                                             268
Denmark - 0.1%
 Tele Danmark A/S (TELS) .................................      1,530         55
Finland - 1.4%
 Nokia Oyj (TELS) ........................................     55,320      1,255
France - 13.4%
 Alcatel (TELE) ..........................................     11,330        237
 Altran Technologies SA
  (ENGI) .................................................      1,450         68
 AXA SA (INSU) ...........................................     38,200      1,089
 Banque Nationale de
  Paris (BANK) ...........................................     11,892      1,036
 Canal Plus (MEDI) .......................................        643          2
 Cap Gemini SA (COMM) ....................................      1,888        138
 Compagnie de St. Gobain
  (CONS) .................................................      3,400        462
 Equant (COMP) ...........................................      1,905         34
 Groupe Danone (FOOD) ....................................      1,590        218
 HerMes International
  (RETS) .................................................      1,430        198
 L'Oreal SA (HNBA) .......................................      2,030        131
 Lafarge SA (CONS) .......................................        681         58
 Legrand SA (ELEQ) .......................................      1,864        356
 LVMH (Louis Vuitton Moet
  Hennessy) (FOOD) .......................................      1,910         96
 Orange SA* (TELS) .......................................     34,990        285
 Rhone-Poulenc SA (BANK) .................................     19,509      1,559
 Sanofi-Synthelabo SA*
  (HEAL) .................................................     14,478        951
 Schneider SA (MACH) .....................................      1,621         90
 Societe Generale - Cl. A
  (BANK) .................................................      3,612        214
 Societe Television
  Francaise 1 (MEDI) .....................................     15,375        449
 Sodexho Alliance SA
  (FOOD) .................................................     12,634        591
 STMicroelectronics
  (ETRN) .................................................      9,456        329
 Total Fina SA - Cl. B
  (OILX) .................................................     15,890      2,227
 Vivendi Universal SA
  (DIOP) .................................................     16,113        940
                                                                          ------
                                                                          11,758
Germany - 4.1%
 Allianz AG - Reg. (INSU) ................................      3,128        914
 Aventis SA (HEAL) .......................................      2,288        181
 Bayer AG (CHEM) .........................................      3,835        151
 Bayerische Vereinsbank
  AG (BANK) ..............................................      6,244        309
 Deutsche Bank AG (BANK) .................................     11,493        824
 Deutsche Telekom AG
  (UTIT) .................................................      2,945         67
 E.On AG (DIOP) ..........................................      8,421        442
 Gehe AG (HEAL) ..........................................      5,860        228
 Rhoen-Klinikum AG (HEAL) ................................      1,720         80
 SAP AG (SOFT) ...........................................      2,310        321
 Siemins AG (DIOP) .......................................      1,977        121
                                                                          ------
                                                                           3,638
Hong Kong - 2.5%
 Cheung Kong (Holdings),
  Ltd. (READ) ............................................     44,000        479
 China Telecom (Hong
  Kong), Ltd. (TELS) .....................................    120,000        632
 Henderson Land
  Development Co., Ltd. ..................................
  (READ) .................................................     32,000        142
 HSBC Holdings PLC (BANK) ................................     18,800        222
 Hutchison Whampoa, Ltd. .................................
  (COMM) .................................................     67,900        686
                                                                          ------
                                                                           2,161
India - 0.7%
 Global Tele-Systems,
  Ltd. (TELE) ............................................     14,000         52
 Hindustan Lever Ltd. ....................................
  (CNSU) .................................................     72,000        314
 ICICI, Ltd. (FINL) ......................................     71,484        213
 Reliance Industries,
  Inc. (OILX) ............................................      3,000         24
                                                                          ------
                                                                             603
Israel - 0.1%
 Check Point Software
  Technologies, Ltd.*
  (COMP) .................................................      1,857         94
Italy - 5.6%
 Alleanza Assicurazioni
  (INSU) .................................................     37,170        392
 Assicurazioni Generali
  (INSU) .................................................      7,000        211
 Banca Intel SpA (BANK) ..................................    335,413      1,185
 Banca Nazionale del
  Lavoro (BANK) ..........................................     29,750         93
 Bipop-Carire SpA (BANK) .................................     32,500        122
 ENI SpA (OILS) ..........................................     60,872        743
 Mediaset SpA (MEDI) .....................................     10,000         84
 Mediolanum SpA (INSU) ...................................     18,315        185
 Olivetti SpA (COMM) .....................................    265,152        470
 San Paolo-IMI SpA (BANK) ................................      4,858         62
 Telecom Italia Mobile
  SpA (TELS) .............................................     90,210        460
 Telecom Italia SpA
  (TELS) .................................................     29,900        269
 UniCredito Italiano SpA
  (BANK) .................................................    152,893        657
                                                                          ------
                                                                           4,933


                                       180
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JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Japan - 17.3%
 Canon, Inc. (COMM) ......................................     42,000     $1,697
 DDI Corp. (UTIT) ........................................         23        107
 Fanuc, Ltd. (ELEQ) ......................................      5,200        259
 Fuji Television Network,
  Inc. (MEDI) ............................................         42        242
 Fujitsu, Ltd. (ELEQ) ....................................     18,000        189
 Ito-Yokado Co., Ltd.
  (RETS) .................................................      4,000        184
 KAO Corp. (HNBA) ........................................      7,000        174
 Kokuyo Co. (COMM) .......................................      8,000         84
 Kyocera Corp. (ETRN) ....................................      4,600        406
 Marui Co., Ltd. (RETS) ..................................     25,000        361
 Matsushita Communication
  Industries (TELS) ......................................      4,800        219
 Matsushita Electric
  Industrial Co. (ETRN) ..................................     37,000        579
 Mitsui Fudosan Co., Ltd. ................................
  (REAL) .................................................     52,000        560
 Mizuho Holdings, Inc.*
  (BANK) .................................................        180        837
 Murata Manufacturing
  Co., Ltd. (ETRN) .......................................      9,800        651
 NEC Corp. (COMP) ........................................     61,000        824
 Nippon Telegraph &
  Telephone Corp. (UTIT) .................................         89        464
 Nomura Securities Co.,
  Ltd. (FUND) ............................................     42,000        805
 NTT Mobile
  Communications Network,
  Inc. (TELS) ............................................         92      1,601
 Sankyo Co., Ltd. (HEAL) .................................     16,000        289
 Seven-Eleven Japan
  (RETF) .................................................      7,000        273
 Shin-Etsu Chemical Co. ..................................
  (CHEM) .................................................     11,000        404
 Shiseido Co., Ltd. ......................................
  (CHEM) .................................................     18,000        169
 Sony Corp. (ETRN) .......................................     20,800      1,368
 Sumitomo Bank (BANK) ....................................     73,000        603
 Sumitomo Corp. (DIOP) ...................................     28,000        196
 TDK Corp. (COMP) ........................................      3,300        154
 Tokyo Electron, Ltd. ....................................
  (ETRN) .................................................      5,500        333
 Toshiba Corp. (ETRN) ....................................    102,000        539
 UFJ Holdings, Inc.
  (FINL) .................................................         29        156
 Yamanouchi
  Pharmaceutical Co.,
  Ltd. (HEAL) ............................................     13,000        365
                                                                          ------
                                                                          15,092
Luxembourg - 0.1%
 Society Europeenne des
  Satellites (MEDI) ......................................        567         74
Mexico - 1.6%
 Fomento Economico
  Mexicano SA de CV
  (FOOD) .................................................     81,000        344
 Grupo Financiero Banamex
  Accival, SA de CV
  (FINL) .................................................     45,000        117
 Grupo Iusacell SA de CV
  - ADR V* (TELS) ........................................      9,000         62
 Grupo Televisa SA* - GDR
  (OILX) .................................................     15,052        602
 Telefonica S.A. (TELS) ..................................      4,529        169
 Telefonos de Mexico SA -
  ADR (UTIT) .............................................      2,369         83
                                                                          ------
                                                                           1,377

Netherlands - 7.2%
 ABN Amro Holding NV
  (BANK) .................................................      3,526         66
 Akzo Nobel NV (CHEM) ....................................      1,390         59
 ASM Lithography Holding
  NV (COMP) ..............................................     21,180        476
 Elsevier NV (MEDP) ......................................     13,140        164
 Fortis (NL) NV (INSU) ...................................     18,010        438
 ING Groep NV (BANK) .....................................     26,700      1,747
 Koninklije KPN NV (TELS) ................................      2,891         16
 Koninklijke (Royal)
  Philips Electronics
  N.V. (ETRN) ............................................     34,739        922
 Royal Dutch Petroleum
  Co. (OILX) .............................................     16,580        955
 VNU NV (MEDP) ...........................................     30,790      1,044
 Wolters Kluwer NV - CVA
  (MEDP) .................................................     14,805        398
                                                                           6,285
Norway - 0.4%
 Orkla ASA (DIOP) ........................................     13,750        249
 Statoil ASA (OILX) ......................................      8,950         66
                                                                          ------
                                                                             315
Portugal - 0.4%
 Jeronimo Martins, SGPS,
  SA (RETF) ..............................................      7,183         46
 Portugal Telecom, SA
  (TELS) .................................................     41,210        288
                                                                          ------
                                                                             334
Singapore - 0.6%
 United Overseas Bank,
  Ltd. (BANK) ............................................     84,072        531
South Korea - 0.6%
 Samsung Electronics
  (ETRN) .................................................      2,700        399
 Korea Telelecom Corp. -  ADR* (TELS) ....................      4,481         99
                                                                          ------
                                                                             498



Spain - 2.5%
 Banco Bilbao Vizcaya SA
  (BANK) .................................................     65,010        842
 Banco Santander Central
  Hispano SA (BANK) ......................................     50,980        462
 Endesa SA (UTIE) ........................................     17,270        276
 Repsol SA (OILX) ........................................     10,115        167
 Telefonica SA (UTIT) ....................................     32,806        405
                                                                          ------
                                                                           2,152
Sweden - 3.0%
 Electrolux AB - Ser. B
  (APPL) .................................................     11,910        165
 Hennes & Mauritz AB - B
  Shares (RETS) ..........................................     19,680        338
 Nordic Baltic Holding AB
  (BANK) .................................................    121,620        693
 Sandvik AB (MACH) .......................................      3,220         65
 Securitas AB - B Shares
  (COMM) .................................................     52,328        917
 Telefonaktiebolaget LM
  Ericsson AB* (TELE) ....................................     80,300        439
                                                                          ------
                                                                           2,617
Switzerland - 4.3%
 ABB , Ltd. *(ENGI) ......................................     10,748        163
 Adecco SA (COMM) ........................................     17,300        815

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Switzerland - Continued
 Credit Suisse Group -
  Reg. (BANK) ............................................      1,030     $  169
 Nestle SA (FOOD) ........................................      6,720      1,429
 Roche Holdings AG (HEAL) ................................      5,500        396
 UBS AG (BANK) ...........................................      5,422        777
                                                                          ------
                                                                           3,749
Taiwan - 0.5%
 Taiwan Semiconductor
  (ETRN) .................................................    239,400        445
United Kingdom - 24.7%
 Abbey National First
  Capital BV (BANK) ......................................      9,461        166
 AstraZeneca Group PLC
  (HEAL) .................................................     25,013      1,167
 Autonomy Corp. PLC
  *(SOFT)  ...............................................      1,500          9
 BG Group PLC (UTIG) .....................................     13,522         53
 BP Amoco PLC (OILX) .....................................     61,000        502
 British
  Telelecommunications
  PLC (TELS) .............................................     22,000        139
 Cable & Wireless PLC
  (TELS) .................................................     37,270        220
 Cadbury Schwepps PLC
  (FOOD) .................................................     49,606        335
 Celestica, Inc. (TELS) ..................................     11,670        601
 Celltech Group PLC
  *(HEAL)  ...............................................     14,608        247
 Centrica PLC (UTIG) .....................................     30,900         99
 Compass Group PLC*
  (FOOD) .................................................    162,730      1,304
 David S. Smith Holdings
  PLC (OILX) .............................................     18,000         35
 Diageo PLC (FOOD) .......................................     84,512        928
 Dimension Data Holdings
  PLC (SOFT) .............................................     12,500         48
 Electrocomponents PLC
  (ETRN) .................................................     29,070        220
 Flextronics
  International Ltd. .....................................
  (ELEQ) .................................................      7,100        185
 GKN PLC (PART) ..........................................      5,000         48
 GlaxoSmithKline PLC*
  (HEAL) .................................................    135,981      3,830
 Granada Compass PLC
  (DIOP) .................................................    155,558        327
 Hays PLC (DIOP) .........................................     43,876        113
 Hilton Group PLC (LEIS) .................................     20,000         67
 J. Sainsbury PLC (RETF) .................................      1,640         10
 Kingfisher PLC (RETS) ...................................     49,628        269
 Lattice Group* (ETRN) ...................................     35,522         79
 Reckitt Benckiser PLC
  (HNBA) .................................................      2,000         29
 Reed InTELErnational PLC
  (HNBA) .................................................    196,000      1,739
 Rio Tinto PLC - Reg .....................................
  (DIOP) .................................................     47,663        847
 Royal Bank of Scotland
  Group (BANK) ...........................................     84,225      1,859
 Shell Transport &
  Trading Co. PLC (OILX) .................................    227,587      1,894
 SmartForce Public
  Limited Co. - ADR
  (COMP) .................................................      6,166        217
 Standard CharTELEred PLC
  (BANK) .................................................     32,000        411
 Tesco PLC (RETF) ........................................    114,360        413
 Tomkins PLC (DIOP) ......................................     97,506        251
 Unilever PLC (CNSU) .....................................     40,388        341
 United Business MEDIdia
  (MEDP) .................................................     12,193         99
 Vodafone AirTouch PLC
  (TELS) .................................................    677,984      1,504
 WPP Group PLC *(COMM) ...................................     94,580        932
                                                                          ------
                                                                          21,537
United States - 0.1%
 Pohang Iron & Steel Co.,
  Ltd. - ADR (STEE) ......................................      6,153     $  121
                                                                          ------
      TOTAL COMMON STOCK- ................................       93.5%    81,633
                                                                          ------

PREFERRED STOCK
Australia - 0.7%
 News Corp., Ltd. (MEDI) .................................     79,247        637
Brazil - 0.8%
 Petroleo Brasiliero SA - ................................     27,192        637
  Petrobas (OILX)
                                                                          ------
   TOTAL PREFERRED STOCK- ................................        1.5%     1,274
                                                                          ------


RIGHTS
Portugal - 0.0%
 Portugal Telecom (TELS)
 expires 07/09/01 ........................................     41,210          6
                                                                          ------
            TOTAL RIGHTS- ................................        0.0%         6
                                                                          ------

                                                                Par
                                                              Value
                                                            (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 0.9%
Investment in joint trading account
 3.97% due 07/02/01 ......................................   $   827        827


                                                               Shares
Cash Equvalents - 15.4%
 Navigator Securities
  Lending Prime Portfolio**                               13,433,155     13,433
         TOTAL SHORT-TERM
              INVESTMENTS                                       16.3%    14,260
                                                          ----------   --------
       TOTAL INVESTMENTS-                                      111.3%    97,173
           Other Assets &
        Liabilities, Net-                                      (11.3)%   (9,840)
                                                          ----------   --------
              NET ASSETS-                                      100.0%  $ 87,333
                                                          ==========   ========

ADR-American Depository Receipts.
GDR-Global Depository Receipts.
* Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

+++
SCHEDULE OF INVESTMENTS -- Continued
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                             Market     % of
                                                Industry      Value   Long-Term
            Industry                          Abbreviation   (000s)  Investments

Bank ........................................      BANK      $16,533       19.9%
Telecommunication Services ..................      TELS        7,880        9.5
Health Care Products ........................      HEAL        7,775        9.4
Oil & Natural Gas Exploration &
 Production .................................      OILX        7,281        8.8
Electronic Products & Services ..............      ETRN        6,270        7.6
Commercial Sevices ..........................      COMM        5,739        7.0
Food, Beverage & Tobacco ....................      FOOD        5,245        6.3
Diversified Operations ......................      DIOP        3,769        4.5
Insurance ...................................      INSU        3,565        4.3
Cosmetic & Personal Care ....................      HNBA        2,073        2.5
Media - TV & Radio ..........................      MEDI        1,842        2.2
Computer Equipment ..........................      COMP        1,799        2.2
Media - Publishing ..........................      MEDP        1,705        2.0
Retail - Department Stores ..................      RETS        1,350        1.6
Telephone ...................................      UTIT        1,287        1.5
Electrical Equipment ........................      ELEQ          989        1.2
Retail - Food ...............................      RETF          877        1.1
Brokerage & Investment
 Management .................................      FUND          805        1.0
Chemicals ...................................      CHEM          783        0.9
Oil .........................................      OILS          743        0.9
Telecommunication Equipment .................      TELE          728        0.9
Consumer Miscellaneous ......................      CNSU          655        0.8
Real Estate Operations ......................      READ          621        0.7
Construction ................................      CONS          520        0.6
Financial Services ..........................      FINL          486        0.6
Computer Software & Services ................      SOFT          378        0.5
Electric Power ..............................      UTIE          276        0.3
Engineering & Construction ..................      ENGI          231        0.3
Household Appliances &
 Furnishings ................................      APPL          165        0.2
Machinery ...................................      MACH          155        0.2
Natural Gas Distribution ....................      UTIG          152        0.2
Steel .......................................      STEE          121        0.1
Leisure & Recreation ........................      LEIS           67        0.1
Auto & Truck Parts ..........................      AUTO           48        0.1
                                                             -------      -----
                                                             $82,913      100.0%
                                                             =======      =====

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                       Name of Issuer                          Shares     Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 1.4%
 B.F. Goodrich Co. .......................................      4,500     $  171
 Boeing Co. ..............................................     41,568      2,311
 General Dynamics Corp. ..................................      9,300        724
 Honeywell International, Inc. ...........................     37,862      1,325
 Lockheed Martin Corp. ...................................     20,100        745
 Northrop Grumman Corp. ..................................      3,900        312
 Raytheon Co. ............................................     17,400        462
 United Technologies Corp. ...............................     22,400      1,641
                                                                          ------
                                                                           7,691
Auto & Truck Parts - 0.3%
 AutoZone, Inc. * ........................................      5,600        210
 Cooper Tire & Rubber Co. ................................      3,200         45
 Cummins Engine Co., Inc. ................................      1,700         66
 Dana Corp. ..............................................      6,515        152
 Genuine Parts Co. .......................................      8,650        273
 Goodyear Tire & Rubber Co. ..............................      7,600        213
 Johnson Controls, Inc. ..................................      4,100        297
 Paccar, Inc. ............................................      3,300        170
 TRW, Inc. ...............................................      6,200        254
 Visteon Corp. * .........................................      6,166        113
                                                                          ------
                                                                           1,793
Automobile - 0.8%
 Delphi Automotive Systems Corp. .........................     27,069        431
 Ford Motor Co. ..........................................     87,036      2,137
 General Motors Corp. ....................................     26,100      1,679
 Navistar International Corp., Inc. -
    Cl. B ................................................      2,700         76
                                                                          ------
                                                                           4,323
Bank - 6.6%
 AmSouth Bancorp .........................................     16,900        312
 Bank of America Corp. ...................................     75,268      4,518
 Bank of New York Co., Inc. ..............................     34,300      1,646
 Bank One Corp. ..........................................     54,850      1,964
 BB&T Corp. ..............................................     18,800        690
 Charter One Financial, Inc. .............................      9,450        301
 Comerica, Inc. ..........................................      8,500        490
 Fifth Third Bancorp .....................................     27,054      1,625
 First Union Corp. .......................................     46,646      1,630
 FleetBoston Financial Corp. .............................     51,420      2,029
 Golden West Financial Corp. .............................      7,300        469
 Huntington Bancshares, Inc. .............................     12,031        197
 JP Morgan Chase & Co. ...................................     93,150      4,154
 KeyCorp .................................................     20,400        531
 Mellon Financial Corp. ..................................     22,800      1,049
 National City Corp. .....................................     28,500        877
 Northern Trust Corp. ....................................     10,300        644
 PNC Bank Corp. ..........................................     13,900        914
 Regions Financial Corp. .................................     11,200        358
 SouthTrust Corp. ........................................     15,600        406
 State Street Corp. ......................................     15,200        752
 Suntrust Banks, Inc. ....................................     14,100        913
 Synovus Financial Corp. .................................     13,250        416
 Union Planters Corp. ....................................      6,600        288
 US Bancorp ..............................................     90,919      2,072
 Wachovia Corp. ..........................................     10,100        719
 Washington Mutual, Inc. .................................     41,277      1,550
 Wells Fargo & Co. .......................................     80,900      3,756
 Zions Bancorp ...........................................      4,300        254
                                                                          ------
                                                                          35,524
Brokerage & Investment Management - 1.0%
 Bear Stearns Cos., Inc. .................................      5,032        297
 Charles Schwab Corp. ....................................     64,675        989
 Franklin Resources, Inc. ................................     13,000        595
 Morgan Stanley, Dean Witter, Discover &
  Co .....................................................     52,200      3,353
 T. Rowe Price Group, Inc. ...............................      6,100        228
                                                                          ------
                                                                           5,462
Business Services - 0.5%
 Automatic Data Processing, Inc. .........................     29,900      1,486
 H&R Block, Inc. .........................................      4,200        271
 Interpublic Group Cos., Inc. ............................     18,100        531
 Robert Half International, Inc. .........................      8,800        219
                                                                          ------
                                                                           2,507
Chemical - 1.0%
 Air Products & Chemicals, Inc. ..........................     10,500        480
 Ashland, Inc. ...........................................      3,000        120
 Dow Chemical Co. ........................................     42,643      1,418
 E.I. du Pont de Nemours & Co. ...........................     48,982      2,363
 Eastman Chemical Co. ....................................      3,400        162
 Engelhard Corp. .........................................      6,100        157
 Great Lakes Chemical Corp. ..............................      2,300         71
 Hercules, Inc. ..........................................      4,600         52
 Praxair, Inc. ...........................................      7,300        343
 Rohm & Haas Co. .........................................     10,227        337
 Sigma-Aldrich Corp. .....................................      3,700        143
                                                                          ------
                                                                           5,646
Commercial Services - 0.9%
 American Greetings Corp. - Cl. A ........................      2,800         31
 Avery Dennison Corp. ....................................      5,200        265
 Cendant Corp. * .........................................     40,899        798
 Cintas Corp. ............................................      7,900        365
 Concord EFS, Inc. .......................................     11,600        603
 Convergys Corp. * .......................................      8,000        242
 Deluxe Corp. ............................................      3,100         90
 Ecolab, Inc. ............................................      6,500        266
 Equifax, Inc. ...........................................      7,200        264
 Omnicom Group, Inc. .....................................      9,000        774
 Power One, Inc. * .......................................      3,300         55
 Quintiles Transnational Corp. * .........................      6,500        164
 R.R. Donnelley & Sons Co. ...............................      4,800        143
 The Dun & Bradstreet Corp. * ............................      7,700        258

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                       Name of Issuer                          Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Commercial Services - Continued
 TMP Worldwide, Inc. .....................................      5,100    $   306
                                                                         -------
                                                                           4,624
Computer Equipment - 5.9%
 Advanced Micro Devices, Inc. ............................     15,700        453
 Apple Computer, Inc. * ..................................     16,000        372
 Compaq Computer Corp. ...................................     79,011      1,224
 Dell Computer Corp. * ...................................    122,500      3,203
 EMC Corp. ...............................................    104,912      3,048
 Gateway, Inc. * .........................................     15,100        248
 Hewlett-Packard Co. .....................................     92,400      2,643
 Intel Corp. .............................................    316,400      9,255
 International Business Machines Corp. ...................     81,700      9,232
 Lexmark International Group, Inc. -
    Cl. A. * .............................................      6,100        410
 Network Appliance, Inc. * ...............................     15,000        206
 Palm, Inc. ..............................................     24,561        149
 Veritas Software Corp. * ................................     19,100      1,271
 Xerox Corp. .............................................     32,500        311
                                                                         -------
                                                                          32,025
Computer Software & Services - 6.7%
 Adobe Systems, Inc. .....................................     11,200        526
 Autodesk, Inc. ..........................................      2,400         90
 BMC Software, Inc. ......................................     11,500        259
 BroadVision, Inc. * .....................................     11,100         56
 Cabletron Systems, Inc. * ...............................      9,400        215
 Citrix Systems, Inc. * ..................................      8,800        307
 Computer Associates International, Inc. ................      26,925        969
 Computer Sciences Corp. * ...............................      8,100        280
 Compuware Corp. * .......................................     17,500        245
 Electronic Data Systems Corp. ...........................     22,300      1,394
 First Data Corp. ........................................     18,500      1,189
 Fiserv, Inc. ............................................      5,600        358
 IMS Health, Inc. ........................................     14,200        405
 Intuit, Inc. * ..........................................      9,600        384
 Mercury Interactive Corp. * .............................      3,600        216
 Microsoft Corp. .........................................    253,500     18,505
 NCR Corp. * .............................................      4,800        226
 Novell, Inc. * ..........................................     14,100         80
 Oracle Corp. * ..........................................    263,500      5,006
 Parametric Technology Corp. * ...........................     11,800        165
 Peoplesoft, Inc. ........................................     14,100        694
 Progressive Corp. .......................................      3,400        460
 Sapient Corp. ...........................................      5,000         49
 Siebel Systems, Inc. * ..................................     21,800      1,022
 Sun Microsystems, Inc. * ................................    154,400      2,427
 Unisys Corp. * ..........................................     16,000        235
 Yahoo!, Inc. * ..........................................     27,400        548
                                                                         -------
                                                                          36,310
Construction - 0.1%
 Stanley Works ...........................................      3,800        159
 Vulcan Materials Co. ....................................      4,800        258
                                                                         -------
                                                                             417
Consumer Miscellaneous - 0.5%
 Black & Decker Corp. ....................................      3,500        138
 Clorox Co. ..............................................     11,100        376
 Dollar General Corp. ....................................     15,646        305
 Fortune Brands, Inc. ....................................      7,300        280
 Harley-Davidson, Inc. ...................................     14,200        669
 Newell Rubbermaid, Inc. .................................     13,116        329
 Parker-Hannifin Corp. ...................................      5,650        240
 Sherwin-Williams Co. ....................................      7,000        155
 Snap-On, Inc. ...........................................      2,500         60
 Tupperware Corp. ........................................      2,500         59
                                                                         -------
                                                                           2,611
Container - 0.1%
 Bemis Co., Inc. .........................................      2,400         96
 Pactiv Corp. * ..........................................      7,400         99
 Sealed Air Corp. * ......................................      3,589        134
                                                                         -------
                                                                             329
Cosmetic & Personal Care - 1.8%
 Alberto-Culver Co. - Cl. B ..............................      2,700        114
 Avon Products, Inc. .....................................     11,700        541
 Colgate-Palmolive Co. ...................................     26,800      1,581
 Gillette Co. ............................................     50,500      1,464
 International Flavors & Fragrances, Inc. ................      4,400        111
 Leggett & Platt, Inc. ...................................      9,900        218
 Procter & Gamble Co. ....................................     60,700      3,873
 Unilever NV - NY Shares .................................     26,782      1,595
                                                                         -------
                                                                           9,497
Diversified Operations - 6.5%
 Amgen, Inc. .............................................     49,300      2,992
 Corning, Inc. ...........................................     43,100        720
 Costco Wholesale Corp. * ................................     21,000        863
 Crane Co. ...............................................      2,950         91
 Danaher Corp. ...........................................      6,800        381
 Eaton Corp. .............................................      3,100        217
 General Electric Co. ....................................    468,000     22,815
 Illinois Tool Works, Inc. ...............................     14,100        893
 ITT Industries, Inc. ....................................      4,200        186
 National Service Industries, Inc. .......................      1,700         38
 Pall Corp. ..............................................      5,300        125
 PPG Industries, Inc. ....................................      7,900        415
 Textron, Inc. ...........................................      6,700        369
 Tyco International, Ltd. ................................     90,930      4,956
 W.W. Grainger, Inc. .....................................      4,700        193
                                                                         -------
                                                                          35,254
Electric Power - 2.8%
 AES Corp. * .............................................     24,900      1,072
 Allegheny Energy, Inc. ..................................      5,800        280
 Ameren Corp. ............................................      6,500        278

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                        Name of Issuer                         Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Electric Power - Continued
 American Electric Power Co. .............................     15,260    $   705
 Calpine Corp. * .........................................     14,300        541
 Cinergy Corp. ...........................................      7,500        262
 CMS Energy Corp. ........................................      5,700        159
 Consolidated Edison, Inc. ...............................     10,100        402
 Dominion Resources, Inc. ................................     11,994        721
 DTE Energy Co. ..........................................      8,000        372
 Duke Energy Co. .........................................     36,488      1,423
 Edison International ....................................     14,300        159
 Emerson Electric Co. ....................................     20,100      1,216
 Entergy Corp. ...........................................     10,500        403
 Exelon Corp. ............................................     15,150        971
 Firstenergy Corp. .......................................     11,200        360
 FPL Group, Inc. .........................................      8,300        500
 GPU, Inc. ...............................................      6,100        214
 Mirant Corp. ............................................     15,868        546
 Niagara Mohawk Holdings, Inc. ...........................      7,800        138
 NiSource, Inc. ..........................................      9,149        250
 PG&E Corp. ..............................................     19,900        223
 Pinnacle West Capital Corp. .............................      4,400        209
 PPL Corp. ...............................................      6,900        380
 Progress Energy, Inc. ...................................      9,556        429
 Public Services Enterprise Group, Inc. ..................     10,100        494
 Reliant Energy, Inc. ....................................     14,224        458
 Southern Co. ............................................     32,000        744
 TXU Corp. ...............................................     12,312        593
 Xcel Energy, Inc. .......................................     15,550        442
                                                                         -------
                                                                          14,944
Electrical Equipment - 0.2%
 American Power Conversion ...............................      8,300        131
 Best Buy Co., Inc. ......................................      9,700        616
 Cooper Industries, Inc. .................................      4,000        158
 Molex, Inc. .............................................      9,550        349
                                                                         -------
                                                                           1,254
Electronic Products & Services - 3.9%
 Agilent Technologies, Inc. * ............................     21,374        695
 Altera Corp. * ..........................................     18,600        539
 Analog Devices, Inc. * ..................................     17,200        744
 Applera Corporation - Applied Biosystems
  Group ..................................................     10,000        268
 Applied Materials, Inc. * ...............................     38,400      1,885
 Applied Micro Circuits Corp. * ..........................     14,100        243
 Ball Corp. ..............................................      1,400         67
 Broadcom Corp. - Cl. A. * ...............................     12,900        552
 Cisco Systems, Inc. * ...................................    344,000      6,261
 Conexant Systems, Inc. * ................................     10,500         94
 Jabil Circuit, Inc. * ...................................      9,000        278
 KLA-Tencor Corp. * ......................................      8,700        509
 LSI Logic Corp. * .......................................     17,200        323
 Maxim Integrated Products, Inc. * .......................     15,100        668
 Motorola, Inc. ..........................................    103,895      1,720
 National Semiconductor Corp. * ..........................      8,700        253
 Novellus Systems, Inc. * ................................      6,500        369
 PerkinElmer, Inc. .......................................      5,000        138
 QLogic Corp. * ..........................................      4,600        296
 Rockwell International Corp. * ..........................      8,900        339
 Sanmina Corp. ...........................................     14,100        330
 Solectron Corp. * .......................................     30,200        553
 Tektronix, Inc. .........................................      4,000        109
 Teradyne, Inc. * ........................................      8,200        271
 Texas Instruments, Inc. .................................     82,100      2,586
 Thomas & Betts Corp. ....................................      2,500         55
 Vitesse Semiconductor Corp. * ...........................      9,100        191
 Xilinx, Inc. * ..........................................     15,300        631
                                                                         -------
                                                                          20,967
Energy - Alternative Source - 0.4%
 Dynegy, Inc. - Cl.A .....................................     15,100        702
 El Paso Corp. ...........................................     24,362      1,280
                                                                         -------
                                                                           1,982
Engineering & Construction - 0.0%
 Fluor Corp. * ...........................................      3,300        149
Financial Services - 1.8%
 American Express Co. ....................................     63,000      2,444
 Household International, Inc. ...........................     22,166      1,478
 Lehman Brothers Holdings, Inc. ..........................     11,700        910
 Merrill Lynch & Co., Inc. ...............................     39,300      2,329
 Paychex, Inc. ...........................................     17,950        718
 Pitney Bowes, Inc. ......................................     11,800        497
 Providian Financial Corp. * .............................     13,700        811
 Stillwell Financial, Inc. ...............................     10,900        366
                                                                         -------
                                                                           9,553
Food, Beverage & Tobacco - 4.3%
 Adolph Coors Co. - Cl. B ................................      1,600         80
 Anheuser-Busch Cos., Inc. ...............................     42,800      1,763
 Archer Daniels Midland Co. ..............................     30,266        394
 Brown-Forman Corp. - Cl. B ..............................      3,300        211
 Campbell Soup Co. .......................................     19,700        507
 Coca-Cola Co. ...........................................    117,600      5,292
 Coca-Cola Enterprises, Inc. .............................     20,300        332
 ConAgra, Inc. ...........................................     25,700        509
 General Mills, Inc. .....................................     13,500        591
 H.J. Heinz Co. ..........................................     16,100        658
 Hershey Foods Corp. .....................................      6,600        407
 Kellogg Co. .............................................     19,600        569
 Pepsi Bottling Group, Inc. ..............................      6,400        257
 PepsiCo, Inc. ...........................................     68,600      3,032
 Philip Morris Cos., Inc. ................................    103,300      5,243
 Quaker Oats Co. .........................................      6,400        584
 Ralston-Ralston Purina Group ............................     14,300        429
 Sara Lee Corp. ..........................................     37,700        714
 SuperValu, Inc. .........................................      5,600         98
 Sysco Corp. .............................................     31,800        863
 UST, Inc. ...............................................      8,300        240

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                       Name of Issuer                          Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Food, Beverage & Tobacco - Continued
 Wm. Wrigley Jr. Co. .....................................     10,600    $   497
                                                                         -------
                                                                          23,270
Health Care Products - 11.0%
 Abbott Laboratories .....................................     73,200      3,514
 Allergan, Inc. ..........................................      6,200        530
 American Home Products Corp. ............................     62,000      3,623
 Bausch & Lomb, Inc. .....................................      2,200         80
 Baxter International, Inc. ..............................     28,200      1,382
 Becton, Dickinson & Co. .................................     11,700        419
 Biomet, Inc. ............................................      8,550        411
 Boston Scientific Corp. * ...............................     19,100        325
 Bristol-Myers Squibb Co. ................................     91,300      4,775
 C.R. Bard, Inc. .........................................      2,200        125
 Cardinal Health, Inc. ...................................     21,350      1,473
 Chiron Corp. * ..........................................      9,200        469
 Eli Lilly & Co. .........................................     52,700      3,900
 Forest Laboratories, Inc. * .............................      8,500        603
 Guidant Corp. * .........................................     14,700        529
 Johnson & Johnson .......................................    143,378      7,169
 King Pharmaceuticals, Inc. * ............................      8,300        446
 McKesson HBOC, Inc. .....................................     13,233        491
 MedImmune, Inc. * .......................................     10,000        472
 Medtronic, Inc. .........................................     57,500      2,646
 Merck & Co., Inc. .......................................    107,800      6,889
 Millipore Corp. .........................................      1,900        118
 Pfizer, Inc. ............................................    297,175     11,902
 Pharmacia Corp. .........................................     61,805      2,840
 Schering-Plough Corp. ...................................     69,300      2,511
 Stryker Corp. ...........................................      9,000        494
 UnitedHealth Group, Inc. ................................     15,300        945
 Watson Pharmaceuticals, Inc. * ..........................      4,800        296
                                                                         -------
                                                                          59,377
Health Care Services - 0.6%
 Biogen, Inc. * ..........................................      7,100        386
 HCA-The Healthcare Corp. ................................     25,750      1,164
 Healthsouth Corp. * .....................................     19,800        316
 Humana, Inc. * ..........................................      7,200         71
 Manor Care, Inc. * ......................................      4,400        140
 St. Jude Medical, Inc. ..................................      4,200        252
 Tenet Healthcare Corp. * ................................     15,400        794
 Wellpoint Health Networks, Inc. * .......................      3,200        301
                                                                         -------
                                                                           3,424
Household Appliances & Furnishings - 0.1%
 Maytag Corp. ............................................      3,500        102
 Whirlpool Corp. .........................................      3,100        194
                                                                         -------
                                                                             296
Housing - 0.1%
 Centex Corp. ............................................      2,800        114
 Masco Corp. .............................................     21,600        539
 Pulte Corp. .............................................      2,200         94
                                                                         -------
                                                                             747
Insurance - 4.1%
 Aetna US Healthcare, Inc. * .............................      6,700        173
 AFLAC, Inc. .............................................     24,900        784
 Allstate Corp. ..........................................     34,600      1,522
 Ambac Financial Group, Inc. .............................      5,000        291
 American General Corp. ..................................     23,842      1,108
 American International Group, Inc. ......................    109,729      9,437
 Aon Corp. ...............................................     11,900        417
 Chubb Corp. .............................................      8,300        643
 Cigna Corp. .............................................      7,200        690
 Cincinnati Financial Corp. ..............................      7,900        312
 Conseco, Inc. ...........................................     15,391        210
 Hartford Financial Services Group, Inc. .................     11,100        759
 Jefferson-Pilot Corp. ...................................      7,575        366
 John Hancock Financial Services .........................     14,400        580
 Lincoln National Corp. ..................................      9,000        466
 Marsh & McLennan Cos., Inc. .............................     13,100      1,323
 MBIA, Inc. ..............................................      7,100        395
 Metlife, Inc. ...........................................     35,700      1,106
 MGIC Investment Corp. ...................................      4,900        356
 Safeco Corp. ............................................      6,100        180
 St. Paul Cos., Inc. .....................................     10,214        518
 Torchmark, Inc. .........................................      6,300        253
 UnumProvident Corp. .....................................     11,720        376
                                                                         -------
                                                                          22,265
Leisure & Recreation - 0.7%
 Brunswick Corp. .........................................      3,800         91
 Carnival Corp. ..........................................     27,300        838
 Eastman Kodak Co. .......................................     13,300        621
 Harrah's Entertainment, Inc. * ..........................      5,200        183
 Hasbro, Inc. ............................................      7,125        103
 Hilton Hotels Corp. .....................................     17,500        203
 Loews Corp. .............................................      9,200        593
 Mattel, Inc. ............................................     20,900        395
 Sabre Group Holdings, Inc. * ............................      6,274        314
 Starwood Hotels & Resorts Worldwide, Inc. ...............      8,900        332
                                                                         -------
                                                                           3,673
Machinery - 0.4%
 Caterpillar, Inc. .......................................     16,500        826
 Deere & Co. .............................................     10,700        405
 Dover Corp. .............................................      9,500        358
 FMC Corp. * .............................................      1,400         96
 Ingersoll-Rand Co. ......................................      7,800        321
 McDermott International, Inc. ...........................      2,100         25
 Thermo Electron Corp. * .................................      8,600        189
                                                                         -------
                                                                           2,220

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                         Name of Issuer                        Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Media - Publishing - 0.4%
 Dow Jones & Co., Inc. ...................................      4,400    $   263
 Gannett Co., Inc. .......................................     12,300        810
 Knight-Ridder, Inc. .....................................      3,300        196
 Meredith Corp. ..........................................      2,200         79
 New York Times Co. - Cl. A ..............................      7,300        306
 Tribune Co. .............................................     14,265        571
                                                                         -------
                                                                           2,225
Media - TV & Radio - 4.3%
 AOL Time Warner, Inc. * .................................    208,550     11,053
 Clear Channel Communications, Inc. ......................     27,800      1,743
 Comcast Corp. - Cl. A ...................................     44,600      1,936
 McGraw-Hill Cos., Inc. ..................................      9,200        609
 The Walt Disney Co. .....................................     98,500      2,846
 Univision Communications, Inc. -
 Cl. A.* .................................................      9,500        406
 Viacom, Inc. - Cl. B. * .................................     83,562      4,324
                                                                         -------
                                                                          22,917
Metal Production & Fabrication - 0.0%
 Timken Co. ..............................................      2,900         49
 Worthington Industries, Inc. ............................      3,700         50
                                                                         -------
                                                                              99
Metals & Mining - 0.9%
 Alcan Aluminum, Ltd. ....................................     15,000        630
 Alcoa, Inc. .............................................     41,088      1,619
 Inco, Ltd. ..............................................      9,400        162
 Minnesota Mining & Manufacturing Co. ....................     18,800      2,145
 Newmont Mining Corp. ....................................      9,401        175
 Phelps Dodge Corp. ......................................      3,396        141
                                                                         -------
                                                                           4,872
Natural Gas Distribution - 0.5%
 Enron Corp. .............................................     35,500      1,740
 KeySpan Corp. ...........................................      6,400        233
 Nicor, Inc. .............................................      2,000         78
 Peoples Energy Corp. ....................................      1,900         76
 Williams Cos., Inc. .....................................     22,600        745
                                                                         -------
                                                                           2,872
Oil - 1.3%
 Baker Hughes, Inc. ......................................     15,600        522
 ONEOK, Inc. .............................................      2,400         47
 Royal Dutch Petroleum Co. - NY
 Shares ..................................................    100,800      5,874
 Tosco Corp. .............................................      7,100        313
                                                                         -------
                                                                           6,756
Oil & Natural Gas Exploration & Production - 4.8%
 Amerada Hess Corp. ......................................      4,200        340
 Anadarko Petroleum Corp. ................................     11,662        630
 Apache Corp. ............................................      5,700        289
 Burlington Resources, Inc. ..............................     10,510        420
 Chevron Corp. ...........................................     30,400      2,751
 Conoco, Inc. - Cl. B ....................................     29,145        842
 Devon Energy Corp. ......................................      6,000        315
 EOG Resources, Inc. .....................................      5,600        199
 Exxon Mobil Corp. .......................................    162,455     14,191
 Kerr-McGee Corp. ........................................      4,470        296
 Kinder Morgan, Inc. .....................................      5,400        271
 Noble Drilling Corp. * ..................................      6,600        216
 Occidental Petroleum Corp. ..............................     18,200        484
 Phillips Petroleum Co. ..................................     11,900        678
 Rowan Cos., Inc. * ......................................      4,000         89
 Sempra Energy ...........................................      9,704        265
 Sunoco, Inc. ............................................      3,800        139
 Texaco, Inc. ............................................     26,100      1,738
 Transocean Sedco Forex, Inc. ............................     15,236        629
 Unocal Corp. ............................................     11,400        389
 USX-Marathon Group ......................................     14,500        428
                                                                         -------
                                                                          25,599
Oil - Equipment & Service - 0.5%
 Halliburton Co. .........................................     20,600        734
 Nabors Industries, Inc. * ...............................      7,100        264
 Schlumberger, Ltd. ......................................     27,200      1,432
                                                                         -------
                                                                           2,430
Paper & Forest Products - 0.7%
 Boise Cascade Corp. .....................................      2,500         88
 Georgia-Pacific Corp. ...................................     10,526        356
 International Paper Co. .................................     22,467        802
 Kimberly-Clark Corp. ....................................     25,000      1,398
 Louisiana-Pacific Corp. .................................      4,600         54
 Mead Corp. ..............................................      4,400        120
 Potlatch Corp. ..........................................      1,200         41
 Temple-Inland, Inc. .....................................      2,200        117
 Westvaco Corp. ..........................................      4,300        105
 Weyerhaeuser Co. ........................................     10,500        577
 Willamette Industries, Inc. .............................      5,400        267
                                                                         -------
                                                                           3,925
Personal & Commercial Lending - 2.8%
 Capital One Financial Corp. .............................     10,200        612
 Citigroup, Inc. .........................................    236,790     12,512
 Countrywide Credit Industries, Inc. .....................      5,500        252
 MBNA Corp. ..............................................     40,575      1,337
 USA Education, Inc. .....................................      7,900        577
                                                                         -------
                                                                          15,290
Pollution Control - 0.2%
 Allied Waste Industries, Inc. * .........................      8,600        161
 Waste Management, Inc. ..................................     29,057        895
                                                                         -------
                                                                           1,056
Precious Metals/Gems/Stones - 0.1%
 Barrick Gold Corp. ......................................     19,300        292

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                        Name of Issuer                         Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Precious Metals/Gems/Stones - Continued
 Freeport-McMoRan Copper & Gold, Inc. -
  Cl. B ..................................................      6,300    $    70
 Homestake Mining Co. ....................................     11,100         86
 Placer Dome, Inc. .......................................     14,100        138
                                                                         -------
                                                                             586
Real Estate Development - 0.0%
 KB Home .................................................      2,100         63
Real Estate Investment Trust - 0.1%
 Marriott International, Inc. - Cl. A ....................     11,800        559
Retail - Department Stores - 4.7%
 Bed Bath & Beyond, Inc. * ...............................     13,100        409
 Circuit City Stores, Inc. ...............................      8,700        157
 Dillard's, Inc. - Cl. A .................................      3,600         55
 Federated Department Stores, Inc. * .....................      9,200        391
 Gap, Inc. ...............................................     41,075      1,191
 Harcourt General, Inc. ..................................      3,500        204
 Home Depot, Inc. ........................................    109,650      5,104
 J.C. Penney Co., Inc. ...................................     12,400        327
 K-mart Corp. * ..........................................     22,900        263
 Kohl's Corp. ............................................     15,500        972
 Limited, Inc. ...........................................     20,052        331
 Lowe's Cos., Inc. .......................................     18,200      1,320
 May Department Stores Co. ...............................     13,950        478
 Nordstrom, Inc. .........................................      7,000        130
 Office Depot, Inc. ......................................     12,900        134
 RadioShack Corp. ........................................      8,800        268
 Sears, Roebuck & Co. ....................................     15,500        656
 Staples, Inc. * .........................................     20,750        332
 Target Corp. ............................................     42,600      1,474
 Tiffany & Co. ...........................................      6,900        250
 TJX Cos., Inc. ..........................................     13,400        427
 Toys "R" Us, Inc. * .....................................      9,300        230
 Wal-Mart Stores, Inc. ...................................    210,400     10,268
                                                                         -------
                                                                          25,371
Retail - Drug Stores - 0.4%
 CVS Corp. ...............................................     18,300        706
 Longs Drug Stores Corp. .................................      1,900         41
 Walgreen Co. ............................................     48,200      1,646
                                                                         -------
                                                                           2,393
Retail - Food - 1.0%
 Albertson's, Inc. .......................................     19,177        575
 Darden Restaurants, Inc. ................................      5,300        148
 McDonald's Corp. ........................................     61,800      1,672
 Safeway, Inc. * .........................................     24,200      1,162
 Starbucks Corp. * .......................................     17,400        400
 The Kroger Co. * ........................................     39,200        980
 Tricon Global Restaurants, Inc. * .......................      7,050        310
 Wendy's International, Inc. .............................      4,900        125
 Winn-Dixie Stores, Inc. .................................      6,700        175
                                                                         -------
                                                                           5,547

Retailers - Broadline - 0.0%
 Big Lots, Inc. ..........................................      5,300         73
Shoe & Apparel Manufacturing - 0.2%
 Liz Claiborne, Inc. .....................................      2,300        116
 Nike, Inc. - Cl. B ......................................     12,400        520
 Reebok International, Ltd. ..............................      2,400         77
 V.F. Corp. ..............................................      5,800        211
                                                                         -------
                                                                             924
Steel - 0.1%
 Allegheny Technologies, Inc. ............................      3,750         68
 Nucor Corp. .............................................      3,600        176
 USX-U.S. Steel Group, Inc. ..............................      3,800         76
                                                                         -------
                                                                             320
Telecommunication Equipment - 1.6%
 ADC Telecommunications, Inc. * ..........................     36,700        242
 Andrew Corp. * ..........................................      3,450         64
 Comverse Technology, Inc. ...............................      7,700        440
 JDS Uniphase Corp. * ....................................     60,900        761
 Linear Technology Corp. .................................     14,800        654
 Lucent Technologies, Inc. ...............................    161,925      1,004
 Micron Technology, Inc. .................................     27,700      1,139
 Nortel Networks Corp. ...................................    151,000      1,373
 Qualcomm, Inc. * ........................................     36,100      2,111
 Scientific-Atlanta, Inc. ................................      7,400        300
 Symbol Technologies, Inc. ...............................     10,300        229
 Tellabs, Inc. * .........................................     19,200        372
                                                                         -------
                                                                           8,689
Telecommunication Services - 2.1%
 Avaya , Inc. * ..........................................     14,102        193
 Citizens Communications Co. .............................     14,400        173
 Global Crossing, Ltd. * .................................     41,490        358
 Nextel Communications, Inc. - Cl. A. * ..................     36,700        642
 Sprint PCS (PCS Group). * ...............................     43,500      1,051
 Verizon Communications ..................................    127,174      6,804
 WorldCom, Inc. * ........................................    136,477      1,938
                                                                         -------
                                                                          11,159
Telephone - 3.4%
 Alltel Corp. ............................................     14,600        894
 AT&T Corp. ..............................................    161,707      3,558
 BellSouth Corp. .........................................     88,600      3,568
 CenturyTel, Inc. ........................................      7,100        215
 Constellation Energy Group ..............................      7,500        319
 Qwest Communications International, Inc. ................     78,462      2,501
 SBC Communications, Inc. ................................    158,297      6,341
 Sprint Corp. ............................................     42,400        906
                                                                         -------
                                                                          18,302
Transportation Services - 0.7%
 AMR Corp. * .............................................      7,500        271
 Burlington Northern Santa Fe Corp. ......................     18,900        570

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                      Name of Issuer                          Shares      Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Transportation Services - Continued
 CSX Corp. ...............................................     9,900     $  359
 Delta Air Lines, Inc. ...................................     5,800        256
 Fedex Corp. * ...........................................    14,300        575
 Norfolk Southern Corp. ..................................    18,000        372
 Ryder System, Inc. ......................................     2,600         51
 Southwest Airlines Co. ..................................    35,250        652
 U.S. Airways Group, Inc. * ..............................     2,900         70
 Union Pacific Corp. .....................................    11,600        637
                                                                        -------
                                                                          3,813
U.S. Government Agencies - 1.2%
 Federal Home Loan Mortgage Corp. ........................    33,000      2,310
 Federal National Mortgage Assoc .........................    46,900      3,994
                                                                        -------
                                                                          6,304
                                                                        -------
                       TOTAL COMMON STOCK- ...............      96.5%   520,278
                                                                        -------
                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account
 3.97% due 07/02/01 ......................................  $ 17,751     17,751
U.S. Treasury Bills
 3.435% due 09/13/01# ....................................     1,245      1,236
                                                            --------   --------
                          TOTAL SHORT-TERM
                              INVESTMENTS- ...............       3.5%    18,987
                                                            --------   --------
                        TOTAL INVESTMENTS- ...............     100.0%   539,265
          Other Assets & Liabilities, Net- ...............      (0.0)%     (118)
                                                            --------   --------
                               NET ASSETS- ...............     100.0%  $539,147
                                                            ========   ========

* Non-income producing security.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                 Par     Market
                      Name of Issuer                            Value     Value
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS
Aerospace & Defense - 1.6%
 Argo-Tech Corp.
 8.625% due 10/01/07 .....................................        415    $   371
 K&F Industries, Inc. - Sr. Sub. Notes
 9.25% due 10/15/07 ......................................        225        232
                                                                         -------
                                                                             603
Asset Backed - 0.4%
 Hayes Lemmerz International , Inc.
     Sr. Notes 144A
 11.875% due 06/15/06 ....................................        150        148
Auto & Truck Parts - 5.0%
 Accuride Corp. - Sr. Sub. Notes
 9.25% due 02/01/08 ......................................        375        248
 Delco Remy International, Inc.
 10.625% due 08/01/06 ....................................        195        198
 Delco Remy International, Inc. - Sr Notes
 8.625% due 12/15/07 .....................................         50         49
 Dura Operating Corp.
 9.0% due 05/01/09 .......................................        235        217
 Federal Mogul Corp.
 7.5% due 01/15/09 .......................................        750         90
 Federal Mogul Corp. - Sr. Notes
 8.8% due 04/15/07 .......................................        100         13
 Hayes Lemmerz International, Inc.
 9.125% due 07/15/07 .....................................        575        431
 Hayes Lemmerz International, Inc. - Ser. B
 9.125% due 07/15/07 .....................................          5          4
 LDM Technologies, Inc.
 10.75% due 01/15/07 .....................................        135         81
 Lear Corp. - Ser. B
 7.96% due 05/15/05 ......................................        140        141
 8.11% due 05/15/09 ......................................        300        298
 Lear Corp. - Sub. Notes
 9.5% due 07/15/06 .......................................        100        104
 Numatics, Inc. - Ser. B
 9.625% due 04/01/08 .....................................        100         63
                                                                         -------
                                                                           1,937
Automobile - 0.5%
 Navistar International Corp.- Sr Notes 144A
 9.375% due 06/01/06 .....................................         35         35
 Navistar International - Sr. Sub Notes Ser. B
 8.0% due 02/01/08 .......................................        150        140
                                                                         -------
                                                                             175
Bank - 0.3%
 Western Financial Bank - Sub.
 8.875% due 08/01/07 .....................................        125        118
Business Services - 0.2%
 Express Scripts, Inc. - Sr. Notes
 9.625% due 06/15/09 .....................................         80         87

Chemical - 3.5%
 Acetex Corp. - Sr. Notes
 9.75% due 10/01/03 ......................................        120        120
 Georgia Gulf Corp.
 10.375% due 11/01/07 ....................................        400        400
 Lyondell Chemical Co.
 9.875% due 05/01/07 .....................................        345        345
 Lyondell Chemical Co. - Debs
 9.8% due 02/01/20 .......................................        110        107
 Lyondell Chemical Co. - Sec. Notes Ser. A
 9.625% due 05/01/07 .....................................        100        100
 PCI Chemicals Canada, Inc.
 9.25% due 10/15/07 ......................................         90         43
 PMD Group, Inc. 144A
 11.0% due 02/28/11 ......................................         15         15
 Sterling Chemicals, Inc. - Ser. B
 12.375% due 07/15/06 ....................................        125        103
 Texas Petrochemical Corp. - Sr. Sub.
  Notes
 11.125% due 07/01/06 ....................................        150        133
                                                                         -------
                                                                           1,366
Chemicals - 0.2%
 Hexcel Corp. Sr. Sub Notes 144A
 9.75% due 01/15/09 ......................................         85         82
Coal - 0.7%
 P&L Coal Holdings Corp.
 9.625% due 05/15/08 .....................................        242        254
Commercial Services - 3.1%
 Allied Waste North America
 10.0% due 08/01/09 ......................................        450        464
 American Color Graphics, Inc.
 12.75% due 08/01/05 .....................................        250        245
 Pierce Leahy Command Co.
 8.125% due 05/15/08 .....................................         75         75
 Pierce Leahy Corp. - Sr. Sub. Notes
 9.125% due 07/15/07 .....................................        220        222
 Waste Management, Inc.
 6.875% due 05/15/09 .....................................        200        194
                                                                         -------
                                                                           1,200
Computer Equipment - 0.5%
 Seagate Technology, Inc. 144A
 12.5% due 11/15/07 ......................................        210        208
Computer Software & Services - 1.2%
 Concentric Network Corp. - Sr. Notes
 12.75% due 12/15/07 .....................................        150         51
 Exodus Communications, Inc.
 10.75% due 12/15/09 .....................................        300        102
 Exodus Communications, Inc. - Sr Notes
 11.25% due 07/01/08 .....................................        150         52
 11.625% due 07/15/10 ....................................        650        231
 PSINet, Inc. - Sr. Notes
 10.0% due 02/15/05 ......................................        200         13

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                 Par     Market
                       Name of Issuer                           Value     Value
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Computer Software & Services - Continued
 PSINet, Inc. - Sr. Notes
 11.0% due 08/01/09 ......................................         50    $     3
 11.5% due 11/01/08 ......................................        375         24
                                                                         -------
                                                                             476
Construction - 0.4%
 Beazer Homes USA , Inc. - Sr. Notes
 8.625% due 05/15/11 .....................................        115        116
 Kansas City Southern Railway Co.
 9.5% due 10/01/08 .......................................         25         26
                                                                         -------
                                                                             142
Consumer Miscellaneous - 2.0%
 Hasbro, Inc. - Notes
 7.95% due 03/15/03 ......................................         83         80
 8.5% due 03/15/06 .......................................         34         33
 Lin Holdings Corp. - Sr. Disc. Notes
 1.0% due 03/01/08 .......................................        750        579
 Resolution Performance Products - Sr. Sub Notes
 13.5% due 11/15/10 ......................................         65         70
                                                                         -------
                                                                             762
Container - 3.8%
 BWAY Corp. - Ser. B
 10.25% due 04/15/07 .....................................        175        166
 Crown Cork & Seal Co., Inc. - Notes
 8.375% due 01/15/05 .....................................        175         72
 Gaylord Container Corp. - Sr. Notes Ser. B
 9.375% due 06/15/07 .....................................        645        407
 Owens-Illinois Inc.
 7.85% due 05/15/04 ......................................        165        130
 Owens-Ilinois, Inc. - Debs
 7.5% due 05/15/10 .......................................        210        149
 Stone Container Corp.
 9.75% due 02/01/11 ......................................        350        356
 Stone Container Corp. - Sr. Notes 144A
 9.25% due 02/01/08 ......................................        200        203
                                                                         -------
                                                                           1,483
Diversified Operations - 1.0%
 Consumers International - Sr. Notes
 10.25% due 04/01/05 .....................................        350        112
 Pacifica Papers, Inc. - Sr. Notes
 10.0% due 03/15/09 ......................................         50         53
 Roller Bearing Co. America, Inc. - Ser. B
 9.625% due 06/15/07 .....................................         30         28
 SCG Holdings Corp.
 12.0% due 08/01/09 ......................................        229        144
 Westinghouse Air Brake Co. - Sr Notes
 9.375% due 06/15/05 .....................................         45         45
                                                                         -------
                                                                             382
Electric Power - 3.9%
 AES Corp. - Sr. Notes
 8.875% due 02/15/11 .....................................        485        473
 Calpine Corp. - Sr. Notes
 8.5% due 02/15/11 .......................................        600        577
 8.625% due 08/15/10 .....................................        100         97
 CMS Energy Corp. Sr. Notes
 7.5% due 01/15/09 .......................................        200        186
 Western Resources, Inc.
 7.125% due 08/01/09 .....................................         15         14
 Western Resources, Inc. - Sr. Notes
 6.875% due 08/01/04 .....................................        180        172
                                                                         -------
                                                                           1,519
Electrical Equipment - 2.0%
 Amkor Technologies, Inc.
 9.25% due 05/01/06 ......................................         50         48
 9.25% due 02/15/08 ......................................        475        446
 Amkor Technologies, Inc. - Sr. Sub Notes
 10.5% due 05/01/09 ......................................        175        165
 Wesco Distribution, Inc. - Ser. B
 9.125% due 06/01/08 .....................................        100         95
                                                                         -------
                                                                             754
Electronic Products & Services - 0.3%
 ViaSystems, Inc. Sr. Sub Notes Ser B
 9.75% due 06/01/07 ......................................        230        115
Financial Services - 0.6%
 AMSC Acquisition Co., Inc. - Ser. B
 12.25% due 03/31/08 .....................................         50         13
 Tembec Finance Corp. - Sr. Notes
 9.875% due 09/30/05 .....................................        195        201
                                                                         -------
                                                                             214
Food, Beverage & Tobacco - 2.0%
 Aurora Foods, Inc. - Sr. Sub Notes
 9.875% due 02/15/07 .....................................        230       1202
 8.75% due 07/01/08 ......................................         75         62
 Azurix Corp.
 10.75% due 02/15/10 .....................................        145        146
 Nash-Finch Co. - Ser. B
 8.5% due 05/01/08 .......................................        225        213
 New World Pasta Co.
 9.25% due 02/15/09 ......................................        225        148
                                                                         -------
                                                                             771
Health Care Products - 4.8%
 Alaris Medical Systems, Inc.
 9.75% due 12/01/06 ......................................        850        595
 Alaris Medical, Inc. - Sr. Disc Notes
 1.0% due 08/01/08 .......................................        150         38
 Bergen Brunswig Corp.
 7.375% due 01/15/03 .....................................        250        249
 Conmed Corp.
 9.0% due 03/15/08 .......................................        340        333

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                 Par      Market
                        Name of Issuer                          Value     Value
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Health Care Products - Continued
 Mediq, Inc.
 11.0% due 06/01/08 ......................................     $  125    $     1
 Owens & Minor, Inc.
 10.875% due 06/01/06 ....................................        131        138
 Owens Illinois, Inc.
 7.15% due 05/15/05 ......................................        315        233
 Packard Bioscience, Co. - Sr. Sub Notes
 9.375% due 03/01/07 .....................................        125        118
 Warner Chilcott, Inc.
 12.625% due 02/15/08 ....................................        125        138
                                                                         -------
                                                                           1,843
Health Care Services - 3.3%
 Beverly Enterprises, Inc.
 9.0% due 02/15/06 .......................................        410        419
 9.625% due 04/15/09 .....................................        130        133
 Bio-Rad Laboratories, Inc.
 11.625% due 02/15/07 ....................................        107        116
 Fisher Scientific International, Inc. - Sr. Sub Notes
 9.0% due 02/01/08 .......................................        125        124
 HCA-The Healthcare Corp. - Notes
 8.75% due 09/01/10 ......................................         65         69
 Manor Care, Inc. - Sr. Notes 144A
 8.0% due 03/01/08 .......................................         25         25
 Omnicare, Inc. - Sr. Sub Notes 144A
 8.125% due 03/15/11 .....................................         50         52
 Tenet Healthcare Corp. - Sr. Sub Notes
 8.125% due 12/01/08 .....................................         75         77
 8.625% due 01/15/07 .....................................         50         52
 Triad Hospitals
 8.75% due 05/01/09 ......................................         50         51
 Universal Hospital Services - Sr Notes
 10.25% due 03/01/08 .....................................        150        136
                                                                         -------
                                                                           1,254
Household Appliances / Furnishings - 0.4%
 Mattress Discounters Corp.
 12.625% due 07/15/07 ....................................         75         23
 Sealy Mattress Co. - Ser. B
 0.0% due 12/15/07 .......................................        175        143
                                                                         -------
                                                                             166
Housing - 2.3%
 American Standard Cos., Inc.
 7.625% due 02/15/10 .....................................         85         84
 Grove Worldwide LLC - Sr. Sub. Notes
 9.25% due 05/01/08 ......................................         85          1
 KB Home - Sr. Sub Notes
 9.5% due 02/15/11 .......................................        280        281
 Standard Pacific Corp. - Sr. Notes
 8.5% due 06/15/07 .......................................        110        108
 8.5% due 04/01/09 .......................................        220        216
 Standard Pacific Corp. - Sr. Notes
 9.5% due 09/15/10 .......................................        200        201
                                                                         -------
                                                                             891
Industrial Tech - div - 0.7%
 Conseco, Inc. - Sr. Notes
 10.75% due 06/15/08 .....................................        265        260
Leisure & Recreation - 4.9%
 Ackerley Group, Inc. - Sr. Sub Notes Ser. B
 9.0% due 01/15/09 .......................................        400        350
 AMC Entertainment, Inc. - Sr. Sub. Notes
 9.5% due 03/15/09 .......................................         50         46
 9.5% due 02/01/11 .......................................        375        334
 John Q. Hammons Hotels
 8.875% due 02/15/04 .....................................        425        420
 Physician Sales & Service, Inc.
 8.5% due 10/01/07 .......................................        230        214
 Station Casinos, Inc. - Sr. Sub Notes
 8.875% due 12/01/08 .....................................        150        151
 9.875% due 07/01/10 .....................................        100        103
 True Temper Sports, Inc. - Sr. Sub. Notes
 10.875% due 12/01/08 ....................................        275        280
                                                                         -------
                                                                           1,898
Machinery - 0.4%
 Anthony Crane Rental - Sr. Notes
 10.375% due 08/01/08 ....................................        300        155
Media - Publishing - 0.3%
 Sun Media Corp. - Sr. Sub. Notes
 9.5% due 05/15/07 .......................................        135        134
Media - TV & Radio - 11.9%
 Adelphia Communications Corp.
 9.375% due 11/15/09 .....................................         50         48
 9.875% due 03/01/07 .....................................        100         99
 Allbritton Communications Co. - Sr Sub. Debs. Ser. B
 9.75% due 11/30/07 ......................................         50         51
 Cablevision SA - Bonds
 13.75% due 05/01/09 .....................................         60         42
 Century Communications Corp. - Cl. A
 8.875% due 01/15/07 .....................................         75         71
 Century Communications Corp. - Sr Disc. Notes
 0.0% due 01/15/08 .......................................        650        299
 Charter Communications Holdings LLC - Sr. Notes
 10.75% due 10/01/09 .....................................        100        105
 Charter Communications Holdings LLC - Sr. Notes 144A
 10.0% due 05/15/11 ......................................        100        101

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                Par      Market
                       Name of Issuer                          Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Media - TV Continued
 Charter Communications Holdings, LLC - Sr. Notes
 8.625% due 04/01/09 .....................................    $   525    $   499
 Classic Cable, Inc.
 10.5% due 03/01/10 ......................................        560        162
 Classic Cable, Inc. - Ser. B
 9.375% due 08/01/09 .....................................         20          6
 CSC Holdings, Inc. - Sr. Notes 144A
 7.625% due 04/01/11 .....................................        100         95
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 .....................................        675        673
 Frontiervision Holding L.P. - Sr Disc. Notes
 1.0% due 09/15/07 .......................................        200        207
 Granite Broadcassting Corp. - Sr Sub. Notes
 8.875% due 05/15/08 .....................................        175        122
 Insight Communications Company, Inc. - Sr. Notes 144A
 0.0% due 02/15/11 .......................................        350        199
 Mediacom Broadband LLC  - Sr. Notes 144A
 11.0% due 07/15/13 ......................................        200        203
 Quebecor Media, Inc. -  Sr. Disc Notes 144A
 0.0% due 07/15/11 .......................................        680        349
 Rogers Communications
 8.875% due 07/15/07 .....................................        200        200
 Telewest Communications - Sr. Notes
 9.875% due 02/01/10 .....................................        650        543
 Time Warner Telecom, Inc.
 10.125% due 02/01/11 ....................................        370        337
 United Pan Europe Communications - Sr. Notes Ser. B
 11.25% due 02/01/10 .....................................        175         63
 11.5% due 02/01/10 ......................................        125         45
 Young Broadcasting, Inc.
 8.75% due 06/15/07 ......................................         50         46
                                                                         -------
                                                                           4,565
Metal Production & Fabrication - 0.3%
 Century Aluminum Co. - Ser. 144A
 11.75% due 04/15/08 .....................................         95         99
Metals & Mining - 0.1%
 Neenah Corp. - Ser. F
 11.125% due 05/01/07 ....................................         40         21
 Neenah Corp. - Sr. Sub. Notes
 11.125% due 05/01/07 ....................................         10          6
                                                                         -------
                                                                              27
Natural Gas Distribution - 1.2%
 Energy Corp. of America - Sr. Sub. Notes
 9.5% due 05/15/07 .......................................        550        445
Oil & Natural Gas Exploration & Production - 2.0%
 Costilla Energy, Inc. - Sr. Notes
 10.25% due 10/01/06 .....................................         68
 Plains Resources, Inc.
 10.25% due 03/15/06 .....................................        200        206
 Plains Resources, Inc. - Sr. Sub Notes
 10.25% due 03/15/06 .....................................        175        180
 Pride International, Inc. - Sr Notes
 9.375% due 05/01/07 .....................................        100        106
 10.0% due 06/01/09 ......................................        100        111
 Texas Petrochemical Corp. - Sr. Sub. Notes
 11.125% due 07/01/06 ....................................        175        156
                                                                         -------
                                                                             759
Oil - Equipment & Service - 0.3%
 ICO, Inc. - Sr. Notes
 10.375% due 06/01/07 ....................................         50         50
 Pioneer Natural Resources Co.
 9.625% due 04/01/10 .....................................         45         50
                                                                         -------
                                                                             100
Paper & Forest Products - 2.3%
 Caraustar Industries, Inc. - Sr. Sub Notes - Ser. 144A
 9.875% due 04/01/11 .....................................        300        282
 Doman Industries, Ltd.
 12.0% due 07/01/04 ......................................         75         77
 Doman Industries, Ltd. - Sr. Notes
 8.75% due 03/15/04 ......................................        275        165
 Millar Western Forest Products, Ltd - Sr. Notes
 9.875% due 05/15/08 .....................................        200        188
 Paperboard Industries International, Inc. - Sr. Notes
 8.375% due 09/15/07 .....................................        185        167
 Tembec Indiana , Inc. - Sr. Notes
 8.5% due 02/01/11 .......................................         15         15
                                                                         -------
                                                                             894
Pollution Control - 0.6%
 Allied Waste North America
 7.625% due 01/01/06 .....................................        250        247
Real Estate Development - 0.3%
 D.R. Horton, Inc.
 8.0% due 02/01/09 .......................................         60         58
 Del Webb Corp. - Sr. Sub. Debs ..........................
 10.25% due 02/15/10 .....................................         75         77
                                                                         -------
                                                                             135
Real Estate Operations - 0.1%
 The IT Group, Inc.
 11.25% due 04/01/09 .....................................         40         37
Retail - Department Stores - 0.3%
 J.C. Penney Co., Inc.
 7.6% due 04/01/07 .......................................         50         47

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                Par      Market
                     Name of Issuer                            Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Retail - Department Stores - Continued
 J.C. Penney Co., Inc. Notes
 7.375% due 08/15/08 .....................................    $    85    $    76
                                                                         -------
                                                                             123
Retail - Drug Stores - 1.3%
 Duane Reade, Inc. - Sr. Sub. Notes
 9.25% due 02/15/08 ......................................        500        490
Retail - Food - 0.1%
 Stater Bros. Holdings, Inc. - Sr Notes
 10.75% due 08/15/06 .....................................         55         52
Retailers - Food & Drug - 1.2%
 Rite Aid Corp. - Notes
 7.125% due 01/15/07 .....................................        300        250
 Rite Aid Corp. -  Sr. Notes 144A
 11.25% due 07/01/08 .....................................        200        200
                                                                         -------
                                                                             450
Shoe & Apparel Manufacturing - 1.4%
 Levi Strauss & Co.
 11.625% due 01/15/08 ....................................        225        203
 Levi Strauss & Co. - Notes
 7.0% due 11/01/06 .......................................        260        195
 WestPoint Stevens, Inc. - Sr. Notes
 7.875% due 06/15/08 .....................................        350        128
                                                                         -------
                                                                             526
Steel - 2.3%
 AK Steel Corp.
 7.875% due 02/15/09 .....................................        400        392
 AK Steel Corp. - Sr. Notes
 9.125% due 12/15/06 .....................................        100        103
 Algoma Steel, Inc.
 12.375% due 07/15/05 ....................................        300         60
 Armco, Inc. - Sr. Notes
 9.0% due 09/15/07 .......................................         75         74
 Bayou Steel Corp.
 9.5% due 05/15/08 .......................................         10          6
 National Steel Corp.
 9.875% due 03/01/09 .....................................        320        125
 Weirton Steel Corp. - Sr. Notes
 11.375% due 07/01/04 ....................................        375        113
                                                                         -------
                                                                             873
Telecommunication Equipment - 3.1%
 Fairchild Semiconductor Corp.
 10.375% due 10/01/07 ....................................         35         34
 Fairchild Semiconductor Corp. - Sr Sub. Notes
 10.125% due 03/15/07 ....................................        400        384
 10.5% due 02/01/09 ......................................        200        193
 L-3 Communications Corp. - Sr. Sub. Notes
 8.5% due 05/15/08 .......................................         35         36
 Nextel Communications, Inc. - Sr Notes
 9.375% due 11/15/09 .....................................        350        276
 NTL, Inc. - Sr. Notes
 10.0% due 02/15/07 ......................................        100         68
 Satelites Mexicanos SA - Sr. Notes
 10.125% due 11/01/04 ....................................        125         85
 Williams Communications Group, Inc. - Sr. Notes
 10.875% due 10/01/09 ....................................        250        103
 Winstar Communications, Inc. - Sr Notes
 12.75% due 04/15/10 .....................................        150          2
                                                                         -------
                                                                           1,181
Telecommunication Services - 12.6%
 BTI Telecom Corp. - Sr. Notes
 10.5% due 09/15/07 ......................................        100         20
 Crown Castle International Corp. - Sr. Disc. Notes
 1.0% due 11/15/07 .......................................        250        192
 Flag Telecom Holdings,  Ltd. - Sr Notes
 11.625% due 03/30/10 ....................................        200        136
 Fonda Group, Inc. - Sr. Sub Notes
 9.5% due 03/01/07 .......................................        125        101
 GCI, Inc. - Sr. Notes
 9.75% due 08/01/07 ......................................        575        562
 Global Crossing Holdings, Ltd.
 9.125% due 11/15/06 .....................................        450        354
 Global Crossing Holdings, Ltd. - Sr Sub Notes 144A
 8.7% due 08/01/07 .......................................        300        229
 GST Telecommunications, Inc. - Sr Sub Notes
 12.75% due 11/15/07 .....................................         50
 GT Group Telecom - Sr. Disc. Notes
 0.0% due 02/01/10 .......................................        630        208
 Hyperion Telecommunications, Inc. - Sr. Disc. Notes
 13.0% due 04/15/03 ......................................        250        188
 Hyperion Telecommunications, Inc. - Sr. Notes
 12.25% due 09/01/04 .....................................        190        156
 Insight Midwest LP
 9.75% due 10/01/09 ......................................        235        241
 Insight Midwest LP - Sr. Notes 144A
 10.5% due 11/01/10 ......................................         40         42
 KMC Telecom Holdings, Inc. - Sr Disc. Notes
 1.0% due 02/15/08 .......................................        275         25
 Level 3 Communications, Inc.
 11.25% due 03/15/10 .....................................        200         86
 Level 3 Communications, Inc. - Sr Notes
 9.125% due 05/01/08 .....................................        230         97
 McLeodUSA, Inc.
 8.125% due 02/15/09 .....................................        175         95
 McLeodUSA, Inc. - Sr. Notes
 8.375% due 03/15/08 .....................................        380        209

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                Par      Market
                         Name of Issuer                        Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Telecommunication Services - Continued
 McLeodUSA, Inc. - Sr. Notes
 9.5% due 11/01/08 .......................................    $    55    $   32
 Nextel Communications, Inc. - Sr. Disc. Notes
 1.0% due 10/31/07 .......................................        650       422
 NTL Communications Corp. - Sr. Notes
 1.0% due 10/01/08 .......................................        615       271
 RCN Corp.
 0.0% due 10/15/07 .......................................         50        13
 10.0% due 10/15/07 ......................................        200        84
 RCN Corp. - Sr. Disc. Notes
 1.0% due 07/01/08 .......................................        425       111
 Rogers Cantel, Inc. Sr. Sec. Debs
 9.375% due 06/01/08 .....................................        225       223
 Rogers Wireless, Inc.
 9.625% due 05/01/11 .....................................        175       175
 Telecommunications Techniques Co.
 9.75% due 05/15/08 ......................................        240       204
 Time Warner Telecom Llc - Sr. Notes
 9.75% due 07/15/08 ......................................        395       355
                                                                         ------
                                                                          4,831
Telephone - 0.4%
 ITC DeltaCom, Inc. - Sr. Notes
 8.875% due 03/01/08 .....................................        125        71
 9.75% due 11/15/08 ......................................         75        46
 Nextlink Communications, Inc. - Sr Disc. Notes
 1.0% due 04/15/08 .......................................        300        48
                                                                         ------
                                                                            165
Transportation Services - 1.7%
 Air Canada, Inc. - Sr. Notes - Ser 144A
 10.25% due 03/15/11 .....................................        555       508
 Dunlop Standard Aero Holdings - Sr Notes
 11.875% due 05/15/09 ....................................        150       158
                                                                         ------
                                                                            666
                                                                         ------
         TOTAL PUBLICLY-TRADED-BONDS- ....................       93.8%   36,062
                                                                         ------

                                                               Shares
COMMON STOCK
Food, Beverage & Tobacco - 0.0%
 Aurora Foods, Inc. ......................................      2,213        11
                                                                         ------
                                       TOTAL COMMON STOCK-        0.0%       11
                                                                         ------

PREFERRED STOCK
Media - Publishing - 0.3%
 Primedia, Inc. ..........................................      1,250        97
Telecommunication Services - 0.0%
 XO Communications, Inc. .................................        136         8
                                                                         ------
                                    TOTAL PREFERRED STOCK-        0.3%      105


                                                                        Market
                       Name of Issuer                          Shares    Value
                                                                        (000's)
WARRANTS
Household Appliances / Furnishings - 0.0%
 Mattress Discounters Corp.
 expires 07/15/07 ......................................           75   $     0
Telecommunication Services - 0.0%
 GT Group Telecom, Inc.
 expires 02/01/10 ......................................          180         5
 KMC Telecom Holdings, Inc. - WT 144A
 expires 04/15/08 ......................................          250         1
                                                                         ------
                                         TOTAL WARRANTS-          0.0%        6
                                                                         ------
                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS - 4.0%
 Investment in joint trading account
  3.97% due 07/02/01 ...................................      $1,554       1,554
                                                              ------     -------
                                      TOTAL INVESTMENTS-        98.1%     37,738
                        Other Assets & Liabilities, Net-         1.9%        725
                                                              ------     -------
                                             NET ASSETS-       100.0%    $38,463
                                                              ======     =======

144/ Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normal/to qualified institutional buyers. At June 30, 2001, securities aggregated $3,021 or 7.8% of net assets of the Fund.

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BOND FUND


                                                              Par        Market
           Name of Issuer                                    Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS

Australia - 0.9%
 Commonwealth of Australia - Bonds
  (GOVF)
 7.5% due 07/15/05 .................................         1,000       $   542
Canada - 0.9%
 Government of Canada - Bonds (GOVF)
 7.0% due 12/01/06 .................................           500           348
 Tellus Corp.  (TELS)
 7.5% due 06/01/06 .................................           250           165
                                                                         -------
                                                                             513
Denmark - 2.2%
 Danske Kredit  (LEND)
 6.0% due 10/01/29 .................................         5,932           645
 Kingdom of Denmark -
  Bullet Bond (GOVF)
 8.0% due 03/15/06 .................................         5,080           649
                                                                         -------
                                                                           1,294
Finland - 4.6%
 Republic of Finland - Bonds (GOVF)
 5.75% due 02/23/11 ................................         3,050         2,662

France - 4.6%
 Government of France - Bonds (GOVF)
 5.25% due 04/25/08 ................................         1,580         1,362
 Government of France - O.A.T. (GOVF)
 5.5% due 04/25/07 .................................         1,490         1,308
                                                                         -------
                                                                           2,670
Germany - 16.9%
 Bayer Hypo Vereins (BANK)
 5.0% due 04/02/08 .................................         1,000           835
 Bundesrepublic Deutschland - Bonds
  (GOVF)
 6.75% due 04/22/03 ................................         2,500         2,200
 Federal Republic of Germany - Bonds
  (GOVF)
 5.25% due 01/04/08 ................................         3,750         3,241
 5.25% due 01/04/11 ................................           750           643
 6.875% due 05/12/05 ...............................         2,350         2,146
 Kredit Fur Wiederaufbau  (BANK)
 5.0% due 07/04/11 .................................           900           740
                                                                         -------
                                                                           9,805
Greece - 1.6%
 Hellenic Republic - Bonds (GOVF)
 8.6% due 03/26/08 .................................           646           650
 8.8% due 06/19/07 .................................           293           294
                                                                         -------
                                                                             944
Ireland - 1.0%
 Republic of Ireland - Debs. (GOVF)
 4.0% due 04/18/10 .................................           750           578

Japan - 6.3%
 Government of Japan - Bonds (GOVF)
 0.9% due 12/22/08 .................................       370,000         2,987
 1.8% due 03/22/10 .................................        80,000           686
                                                                         -------
                                                                           3,673
Luxembourg - 1.5%
 KFW International Finance, Inc.
  (GOVF)
 1.75% due 03/23/10 ................................       100,000           862

Netherlands - 4.9%
 Government of Netherlands - Bonds
  (GOVF)
 6.5% due 04/15/03 .................................         1,500         1,316
 Kingdom of Netherlands (GOVF)
 5.5% due 07/15/10 .................................         1,780         1,538
                                                                         -------
                                                                           2,854
New Zealand - 0.7%
 Government of New Zealand - Bonds
  (GOVF)
 8.0% due 11/15/06 .................................         1,000           430

Norway - 0.9%
 Norwegian Government - Bonds (GOVF)
 6.75% due 01/15/07 ................................         5,000           534

Spain - 1.5%
 Kingdom of Spain (GOVF)
 4.0% due 01/31/10 .................................         1,150           887

Supra National - 16.1%
 Asian Development Bank (BANK)
 5.625% due 02/18/02 ...............................       150,000         1,244
 Bank of Ireland (BANK)
 6.45% due 02/10/10 ................................         1,000           861
 BAT International Finance (FOOD)
 4.875% due 02/25/09 ...............................           600           466
 British Telecommunications
  PLC (GOVF)
 6.875% due 02/15/11 ...............................         1,120           959
 European Investment Bank - Notes (GOVF)
 3.0% due 09/20/06 .................................       230,000         2,091
 FIixed Link Finance BV  (FINL)
 6.3% due 08/28/25 .................................           250           352
  International-American Development Bank -
  Bonds (BANK)
 1.9% due 07/08/09 .................................       100,000           873
 Kingdom of Spain - Notes (GOVF)
 3.1% due 09/20/06 .................................       120,000         1,098

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BOND FUND


                                                              Par        Market
           Name of Issuer                                    Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Supra National - Continued
 Mannesman Finance BV (MACH)
 4.75% due 05/27/09 .................................          750       $   581
 Royal Bank of Scotland PLC  (BANK)
 8.375% due 01/29/07 ................................          300           459
 Standard Charter Bank (BANK)
 5.375% due 05/06/09 ................................          450           355
                                                                         -------
                                                                           9,339
Sweden - 0.8%
 Swedish Government (GOVF)
 5.0% due 01/28/09 ..................................        5,200           468
United Kingdom - 3.7%
 Treasury  (GOVF)
 8.0% due 12/07/15 ..................................          540           968
 U.K. Treasury  (GOVF)
 7.25% due 12/07/07 .................................          555           856
 U.K. Treasury - Bonds (GOVF)
 8.5% due 12/07/05 ..................................          200           314
                                                                         -------
                                                                           2,138
United States - 26.8%
 Aetna Inc. SR NT (INSU)
 7.375% due 03/01/06 ................................          100            99
 American Tower Corp.
  - Sr. Notes 144A (TELS)
 9.375% due 02/01/09 ................................          225           212
 Bank One Corp. - Notes (BANK)
 6.5% due 02/01/06 ..................................          250           253
 Belo Corp. - Debs (MEDI)
 7.25% due 09/15/27 .................................          425           363
 Belo Corp. - Sr Notes (MEDI)
 7.125% due 06/01/07 ................................          100            99
 CenturyTel, Inc. - Sr. Notes Ser. H
  (UTIT)
 8.375% due 10/15/10 ................................          250           261
 Chancellor Media Corp.  (MEDI)
 8.0% due 11/01/08 ..................................          125           130
 Charter Communications Holdings
  LLC - Sr Notes (MEDI)
 10.75% due 10/01/09 ................................           50            52
 Charter Communications Holdings
  LLC - Sr Notes144A (MEDI)
 10.0% due 05/15/11 .................................          375           381
 Clear Channel Communications, Inc.
  (MEDI)
 7.65% due 09/15/10 .................................          250           258
 Comcast Cable Communications
  (MEDI)
 6.75% due 01/30/11 .................................          100            98
 Cox Radio, Inc. - Sr Notes (MEDI)
 6.625% due 02/15/06 ................................          150           149
 Crown Castle International Corp.
  - Sr. Notes (TELS)
 10.75% due 08/01/11 ................................           75            73
 Federal Home Loan Mortgage (GOVA)
 4.5% due 03/15/04 ..................................          740           626
 Federal Natioanl Mortgage Assoc.
  (GOVA)
 5.125% due 02/13/04 ................................        1,000         1,005
 6.0% due 05/15/08 ..................................          225           226
 6.5% due 08/01/13 ..................................          444           446
 6.5% due 09/01/30 ..................................          489           481
 7.0% due 11/01/30 ..................................          745           748
 7.0% due 12/01/30 ..................................          583           586
 7.5% due 12/01/30 ..................................          403           411
 8.0% due 12/01/30 ..................................          380           392
 Federal National Mortgage Assoc. - Sr.
  Notes (GOVA)
 2.125% due 10/09/07 ................................      100,000           880
 Fox Sports Networks LLC - Sr. Disc.
  Notes (MEDI)
 0.0% due 08/15/07 ..................................          125           119
 Liberty Media Corp. - Bonds (MEDI)
 7.875% due 07/15/09 ................................          100            96
 Nisource Finance Corp.  (FINL)
 7.875% due 11/15/10 ................................          125           132
 Nortel Networks, Ltd. - Notes (TRAN)
 6.125% due 02/15/06 ................................          125           108
 Progress Energy, Inc. - Sr. Notes
  (UTIE)
 7.1% due 03/01/11 ..................................          100           101
 Six Flags, Inc. - Sr Notes 144A (LEIS)
 9.5% due 02/01/09 ..................................          100           100
 Spectrasite Holdings, Inc. - Sr. Notes
  Ser. B (TELS)
 10.75% due 03/15/10 ................................           75            63
 Tellus Corp. NT (TELS)
 8.0% due 06/01/11 ..................................           75            77
 The Kroger Co. (TELS)
 6.8% due 04/01/11 ..................................           75            74
 Time Warner, Inc. -
  Notes (MEDI)
 8.18% due 08/15/07 .................................          150           163
 U.S. Treasury - Bonds (GOVE)
 5.25% due 02/15/29 .................................          250           229
 7.25% due 05/15/16 .................................        1,500         1,709
 8.875% due 08/15/17 ................................          425           558
 U.S. Treasury - Notes (GOVE)
 5.75% due 08/15/03 .................................        1,000         1,028
 6.25% due 02/15/07 .................................        1,325         1,398
 6.875% due 05/15/06 ................................        1,000         1,078
 Viacom, Inc.  (MEDI)
 7.7% due 07/30/10 ..................................          150           158
 Waste Management, Inc. - Sr. Notes
  (POLL)
 7.375% due 08/01/10 ................................          125           125
                                                                         -------
                                                                          15,545
                                                                         -------

TOTAL PUBLICLY-TRADED-BOND ..........................         95.9%       55,738
                                                                         -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BOND FUND


                                                          Par         Market
           Name of Issuer                                Value         Value
                                                        (000's)       (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 2.0%
Investment in joint trading account
 3.97% due 07/02/01 ......................           $     1,146    $    1,146

                                                        Shares

Cash Equivalents - 7.2%
 Navigator Securities
  Lending Prime Portfolio ** .............             4,185,781         4,186
                                                      ----------    ----------
      TOTAL SHORT-TERM INVESTMENTS-.......                   9.2%        5,332
                                                      ----------    ----------
    TOTAL INVESTMENTS- ...................                 105.1%       61,070
        Other Assets & Liabilities, Net ..                  (5.1)%      (2,961)
                                                      ----------    ----------
           NET ASSETS- ...................                 100.0%   $   58,109
                                                      ==========    ==========


** Represents investment of security lending collateral.
See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market       % of
                                            Industry        Value     Long-Term
              Industry                    Abbreviation     (000s)    Investments

Foreign Governmental .....................    GOVF         $32,617       58.5%
U.S. Governmental ........................    GOVE           6,000       10.7
U.S. Government Agencies .................    GOVA           5,801       10.4
Bank .....................................    BANK           5,620       10.1
Media - TV & Radio .......................    MEDI           2,066        3.7
Telecommunication Services ...............    TELS             664        1.2
Personal & Commercial Lending ............    LEND             645        1.2
Machinery ................................    MACH             581        1.0
Financial Services .......................    FINL             484        0.9
Food, Beverage & Tobacco .................    FOOD             466        0.8
Telephone ................................    UTIT             261        0.5
Pollution Control ........................    POLL             125        0.2
Transportation ...........................    TRAN             108        0.2
Electric Power ...........................    UTIE             101        0.2
Leisure & Recreation .....................    LEIS             100        0.2
Insurance ................................    INSU              99        0.2
                                                           -------      -----
                                                           $55,738      100.0%
                                                           =======      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

     The John Hancock Variable Series Trust I (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust. The Trust consists of thirty-three funds: Large Cap Growth, Fundamental Growth, Aggressive Balanced, Active Bond, Active Bond II (formerly, CORE Bond), Emerging Markets Equity, International Equity Index, International Equity, Small Cap Growth, Health Sciences, Global Balanced, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II (formerly, American Leaders Large Cap Value), Large/Mid Cap Value, Money Market, Large/Mid Cap Value II (formerly, Mid Cap Value), Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value(formerly, Small/Mid Cap Value), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond and Global Bond Funds (collectively, "the Funds"). The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Insurance Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO") to Investors Partner Life Account L ("IPLL"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").


NOTE B--ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS: For the Large Cap Growth, Fundamental Growth,
     ------------------------
Aggressive Balanced, Emerging Markets Equity, Small Cap Growth, Health Sciences, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large/Mid Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, and Equity Index
Funds: Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     For the Active Bond, Active Bond II, Bond Index, Managed, Short-Term Bond, High Yield Bond and Global Bond Funds: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     For the Money Market Fund: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

     For each of the Funds, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     For the International Equity Index, International Equity, Global Balanced and International Opportunities

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

Funds: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price. All Fund securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation" below.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Funds, are valued at fair value as determined in good faith by the Board of Trustees. Investment security transactions are recorded on the date of purchase or sale.

     REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements which
     ---------------------
are contracts under which a Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Funds' cost plus interest). A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     JOINT REPURCHASE AGREEMENTS: The Active Bond and Small Cap Growth Funds,
     ---------------------------
along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times. The International Equity, Large Cap Value CORE and Small/Mid Cap CORE Funds, along with other registered investment companies having a management contract with Goldman Sachs Asset Management, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. Goldman Sachs Asset Management is responsible for ensuring that the agreement is fully collateralized at all times.

     JOINT TRADING ACCOUNT: Pursuant to an exemptive order issued by the
     ---------------------
Securities and Exchange Commission, the order permits the Funds to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2001:


Name of Issuer                                                     Market Value
--------------                                                     ------------
Abbott Laboratories, 4.10%, due 07/05/01                              $29,990
AES Hawaii Inc., 3.82%, due 07/03/01                                   41,478
American General Financial Corp., 3.87%, due 07/05/01                  49,984
Blue Ridge Asset, 3.78%, due 07/02/01                                  50,000
Deere John Capital Corp., 3.75%, due 07/03/01                          49,995
Eagle Funding Capital Corp., 3.98%, due 07/02/01                       36,025

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Name of Issuer                                                     Market Value
--------------
Ford Motor Credit Corp., 3.86%, due 07/02/01                          $36,801
Ford Motor Credit Corp. Puerto Rico, 3.86%, due 07/03/01               13,099
Greenwich Funding Corp., 3.77%, due 07/02/01                           18,774
Greenwich Funding Corp., 4.05%, due 07/06/01                            7,496
Greenwich Funding Corp., 4.10%, due 07/05/01                            3,421
National Australia Funding, 3.86%, due 07/05/01                        14,807
Paccar Financial Corp., 4.05%, due 07/06/01                            49,978
Petrobas Int'l Financial Corp., 3.85%, due 07/03/01                     8,861
Prudential Funding Corp., 3.75%, due 07/02/01                           6,584
Twin Towers Inc., 3.85%, due 07/03/01                                   5,102
Twin Towers Inc., 3.90%, due 07/05/01                                  43,986
Windmill Funding Corp., 4.05%, due 07/05/01                            14,995
Windmill Funding Corp., 4.11%, due 07/06/01                            34,984
                                                                     --------
    Joint  Trading Account Totals                                    $516,360
                                                                     ========

     CURRENCY TRANSLATION: All assets or liabilities initially expressed in
     --------------------
terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.


     DISCOUNT AND PREMIUM ON SECURITIES: The Funds accrete discount and amortize
     ----------------------------------
premium from par value on securities from either the date of issue or the date of purchase over the life of the security.


     EXPENSES: Expenses directly attributable to a Fund are charged to that
     --------
Fund. Expenses not directly attributed to a Fund are allocated on the basis of relative net assets.


     BANK BORROWINGS: The Funds (except for Money Market and International
     ---------------
Equity Index Funds) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with State Street Bank and Trust Company ("SSBT"). This agreement enables the Funds to participate in an unsecured line of credit, which permits borrowings up to $75 million, collectively. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. Interest expense paid under the line of credit is

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED


included under the caption "Other fees" in the Statement of Operations. The following funds had borrowings under the line of credit during the period ended June 30, 2001:

                                     Average Daily Loan
                                     Balance During the
                                     Period for which     Weighted
                                       Loans were         Average      Interest
Fund                                   Outstanding      Interest Rate   Expense
----                                   -----------      -------------   -------
Large Cap Growth ..................       $2,065             4.70%      $   4
Mid Cap Blend .....................           89             5.47          --
Large Cap Aggressive
 Growth ...........................        1,086             4.95          --
Small/Mid Cap CORE ................          210             6.02          --
Short-Term Bond ...................        1,568             5.95           1
International
 Opportunities ....................          989             4.57           3
High Yield Bond ...................          113             6.57          --
Global Bond .......................          273             4.85           1


     SECURITIES LENDING: Certain Funds (Large Cap Growth, Active Bond,
     ------------------
International Equity Index, Small Cap Growth, Mid Cap Growth, Large Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Growth & Income, Managed, Short-Term Bond, International Opportunities and Global Bond Funds) have entered into an agreement with SSBT to lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. These loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2001, the market value of the securities loaned and the market value of the collateral were as follows:

                                                                                 Value of Securities
Fund                            Value of Securities Loaned  Value of Collateral      Collateral
----                            --------------------------  -------------------  -------------------
Large Cap Growth                           $19,365              $20,023                    -
Active Bond                                239,427              247,041                    -
International Equity                        24,514               25,718                  $85
Index
Small Cap Growth                            15,490               15,318                  849
Mid Cap Growth                              11,799               12,189                    -
Large Cap Value                              5,585                5,765                    -
Large/Mid Cap Value II                       6,269                6,461                    -
Small/Mid Cap Growth                        27,428               28,339                    -
Growth & Income                              9,611                9,945                    -
Managed                                     42,656               43,710                    -
Short-Term Bond                             12,320               11,816                  753
International                               13,057               13,433                  275
Opportunities
Global Bond                                  4,102                4,186                    -


     FINANCIAL FUTURES CONTRACTS: The Large Cap Growth, Active Bond, Emerging
     ---------------------------
     Markets Equity, International Equity Index, International Equity, Small Cap Growth, Health Sciences, Global Balanced, Mid Cap Growth,

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Large Cap Value CORE, Large/Mid Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Small Cap Value, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Funds may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Funds as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2001, open financial futures contracts were as follows:

                             Open                                   Unrealized
Fund                       Contracts  Position  Expiration Month    Gain (Loss)
----                       ---------  --------  ----------------    ----------
INTERNATIONAL EQUITY
INDEX
CAC 40 10 Euro Index           3        Long        Sep. 01               $ 4
 Futures
DAX Index Futures              1        Long        Sep. 01                 5
Nikkei 225 Index Futures       3        Long        Sep. 01                 2
UK Treasury Bond Futures       2        Long        Sep. 01                (2)
                                                                         ----
                                                                          $ 9
                                                                         ====
INTERNATIONAL EQUITY

DJ Euro 50 Index Futures       6        Long        Sep. 01               $ 4
TOPIX Index Futures            4        Long        Sep. 01                (3)
                                                                         ----
                                                                          $ 1
                                                                         ====
LARGE CAP VALUE CORE

S&P 500 Index Futures          4        Long        Sep. 01               $ 4
S&P Mini 500 Index            11        Long        Sep. 01                (1)
 Futures                                                                 ----
                                                                          $ 3
                                                                         ====

LARGE/MID CAP VALUE

S&P Mini 500 Index             7        Long        Sep. 01               $ 3
 Futures                                                                 ====



LARGE/MID CAP VALUE II

S&P 500 Index Futures          3        Long        Sep. 01              ($35)
                                                                         ====


SMALL/MID CAP CORE

Russell 2000 Index             2        Long        Sep. 01               $14
 Futures                                                                 ====



SMALL CAP VALUE

Russell 2000 Index             6        Long        Sep. 01               $32
 Futures                                                                 ====



EQUITY INDEX

S&P 500 Index Futures         56        Long        Sep. 01             ($515)
                                                                        =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

     At June 30, 2001, the International Equity, Large Cap Value CORE and Small/Mid Cap CORE Funds had deposited $36, $165 and $200, respectively, in segregated accounts to cover initial margin requirements on open financial futures contracts.


     FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign
     ----------------------------------
currency contracts to facilitate transactions in foreign securities and to manage Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Funds' securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of June 30, 2001 the Emerging Markets Equity, International Equity Index, Global Balanced, Managed and Global Bond Funds had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:


                             Principal Amount                        Unrealized
Fund                        Covered by Contract    Expiration Month  Gain (Loss)
----                        -------------------    ----------------  -----------
EMERGING MARKETS EQUITY

Currency Sold
-------------
Mexican Peso                        15,170             Jan. 02           ($98)
                                                                       ======
INTERNATIONAL EQUITY INDEX
Currency Purchased
------------------
Euro                                   455             Sep. 01            ($4)
Japanese Yen                       102,700             Sep. 01            (29)
Pound Sterling                         289             Sep. 01              3
                                                                       ------
                                                                         ($30)
                                                                       ======
Currency Sold
-------------
Euro                                   154             Sep. 01             $2
Japanese Yen                        78,800             Sep. 01              9
Pound Sterling                         175             Sep. 01              1
                                                                       ------
                                                                          $12
                                                                       ======
GLOBAL BALANCED

Currency Purchased
------------------
Canadian Dollar                        128             Sep. 01             $3
Euro                                    93             Jul. 01             (4)
Euro                                   214             Aug. 01            (13)
Euro                                   164             Sep. 01             (7)
Euro                                   399             Mar. 02             (6)
                                                                       ------
                                                                         ($27)
                                                                       ======

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)
NOTE B--ACCOUNTING POLICIES--Continued


                        Principal Amount Covered by     Expiration   Unrealized
Fund                             Contract                 Month      Gain (Loss)
----                             --------                 -----      -----------
GLOBAL BALANCED-CONTINUED

Currency Sold
-------------
Canadian Dollar                       207                Sep. 01         ($1)
Euro                                   39                Jul. 01           1
Euro                                   93                Sep. 01           4
Japanese Yen                        5,907                Jul. 01           1
Japanese Yen                       19,959                Aug. 01          15
Japanese Yen                        5,072                Sep. 01           1
Japanese Yen                       38,276                Mar. 02           3
                                                                    --------
                                                                         $24
                                                                    ========
MANAGED

Currency Purchased
------------------
Euro                               46,363                Oct. 01       ($652)
Japanese Yen                    4,850,237                Oct. 01        (445)
Pound Sterling                      5,610                Oct. 01         (29)
Swiss Franc                        15,760                Oct. 01        (132)
                                                                    --------
                                                                     ($1,258)
                                                                    ========
Currency Sold
-------------
Euro                               46,363                Oct. 01        $373
Japanese Yen                    4,850,237                Oct. 01       1,335
Pound Sterling                      5,610                Oct. 01          61
Swiss Franc                         3,029                Jun. 01          11
Swiss Franc                        12,731                Oct. 01          72
                                                                    --------
                                                                      $1,852
                                                                    ========
GLOBAL BOND

Currency Purchased
------------------
Australian Dollar                   1,954                Sep. 01          $4
Euro                              254,663                Jul. 01         (73)
Japanese Yen                      114,590                Sep. 01          (7)
                                                                    --------
                                                                        ($76)
                                                                    ========

Currency Sold
-------------
Euro                                7,901                Jul. 01        $178
Euro                                  525                Sep. 01          10
Pound Sterling                        700                Sep. 01           7
Swedish Krona                       5,000                Sep. 01          20
                                                                    --------
                                                                        $215
                                                                    ========

     FEDERAL INCOME TAXES: Each of the Funds intends to comply with the
     --------------------
requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED


  As of December 31, 2000, the Funds had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows:
Small Cap Growth had $8,256, which expires in 2008; Money Market had $14 and $78, which expire in 2007 and 2008, respectively; Bond Index had $158 and $557, which expire in 2007 and 2008, respectively; Short-Term Bond had $131, $1,304 and $679, which expire in 2006, 2007 and 2008, respectively; High Yield Bond had $276 and $513, which expire in 2007 and 2008, respectively; and Global Bond had $1,204 and $1,947, which expire in 2007 and 2008, respectively.

     DIVIDENDS, INTEREST AND DISTRIBUTIONS: Dividend income is recorded on the
     -------------------------------------
ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Aggressive Balanced, Emerging Markets Equity, International Equity Index, International Equity, Health Sciences, Global Balanced, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large/Mid Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Large Cap Aggressive Growth, Real Estate Equity, Growth & Income, Managed, International Opportunities and Equity Index Funds are shown net of foreign taxes withheld of $1, $34, $268, $21, $1, $12, $3, $1, $11,
$1, $6, $2, $2, $8, $92, $80, $127 and $17, respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     A dividend of its net investment income will be declared and distributed daily by the Money Market Fund. Dividends of net investment income will be declared and distributed monthly by all other Funds. Each Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     ESTIMATES: The preparation of the financial statements in conformity with
     ---------
accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 16, 2000, September 28, 2000, October 20, 2000 and April 6, 2001, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

     For the Large Cap Growth Fund, 0.40% on an annual basis of the first $500,000 of the net assets of the Fund; 0.35% for net assets between $500,000 and $1,000,000; and 0.30% for net assets in excess of $1,000,000;

     For the Fundamental Growth Fund, 0.90% on an annual basis of the first $250,000 of the Fund's net assets; and 0.85% for net assets in excess of $250,000;

     For the Aggressive Balanced Fund, 0.675% on an annual basis of the first $250,000 of the Fund's net assets; 0.625% for net assets between $250,000 and $500,000; and 0.60% for net assets in excess of $500,000;

     For the Active Bond Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000; 0.575% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;

     For the Active Bond II Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000; 0.575% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;

     For the Emerging Markets Equity Fund, 1.30% on an annual basis of the first $10,000 of the Fund's net assets; 1.20% for net assets between $10,000 and $150,000; and 1.10% for net assets in excess of $150,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED

          For the International Equity Index Fund, 0.18% on an annual basis of the first $100,000 of the Fund's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;

          For the International Equity Fund, 1.00% on an annual basis of the first $50,000 of the Fund's net assets; 0.95% for net assets between $50,000 and $200,000; and 0.90% for net assets in excess of $200,000;

          For the Small Cap Growth Fund, 0.75% on an annual basis of the Fund's net assets;

          For the Health Sciences Fund, 1.00% on an annual basis of the first $250,000 of the Fund's net assets; 0.95% of net assets in excess of $250,000;

          For the Global Balanced Fund, 1.05% on an annual basis of the first $150,000 of the Fund's net assets; 0.95% for net assets between $150,000 and $300,000; 0.80% for net assets between $300,000 and $500,000; and 0.75%
     for net assets in excess of $500,000;

          For the Mid Cap Growth Fund, 0.85% on an annual basis of the first $100,000 of the Fund's net assets; and 0.80% on an annual basis for net assets in excess of $100,000;

          For the Mid Cap Blend Fund, 0.75% on an annual basis of the first $250,000 of the Fund's net assets; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;

          For the Large Cap Value Fund, 0.75% on an annual basis of the Fund's net assets;

          For the Large Cap Value CORE Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;

          For the Large Cap Value CORE II Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;

          For the Large/Mid Cap Value Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and
     0.65% for net assets in excess of $100,000;

          For the Money Market Funds, 0.25% on an annual basis of the Fund's net assets;

          For the Large/Mid Cap Value II Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and
     0.65% for net assets in excess of $100,000;

          For the Small/Mid Cap Growth Fund, 0.75% on an annual basis of the first $250,000 of the Fund's net assets; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;

          For the Bond Index Fund, 0.15% on an annual basis of the first $100,000 of the Fund's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;

          For the Large Cap Aggressive Growth Fund, 1.00% on an annual basis for the first $10,000 of the Fund's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;

          For the Small/Mid Cap CORE Fund, 0.80% on an annual basis of the first $50,000 of the Fund's net assets; and 0.70% for net assets in excess of $50,000;

          For the Small Cap Value Fund, 0.95% on an annual basis for the first $100,000 of the Fund's net assets; 0.90% for net assets between $100,000 and $250,000; 0.85% for net assets in excess of $250,000.

          For the Real Estate Equity Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets, 1.00% for net assets between $50,000 and $100,000; 0.90% for net assets between $100,000 and $200,000 and 0.80% for net assets in excess of $200,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED


          For the Growth & Income Fund, 0.71% on an annual basis of the first $150,000 of the Fund's net assets; 0.69% for net assets between $150,000 and $300,000; and 0.67% for net assets in excess of $300,000;

          For the Managed Fund, 0.74% on an annual basis of the first $500,000 of the Fund's net assets; 0.68% for net assets between $500,000 and $1,000,000; and 0.65% for net assets in excess of $1,000,000;

          For the Short-Term Bond Fund, 0.30% on an annual basis of the Fund's net assets;

          For the Small Cap Equity Fund, 0.90% on an annual basis of the first $150,000 of the Fund's net assets; 0.75% for net assets between $150,000 and $300,000; 0.65% for net assets between $300,000 and $500,000, and 0.60%
     for net assets in excess of $500,000;

          For the International Opportunities Fund, 1.00% on an annual basis of the first $20,000 of the Fund's net assets; 0.85% for net assets between $20,000 and $50,000; and 0.75% for net assets in excess of $50,000;

          For the Equity Index Fund, 0.15% on an annual basis of the first $75,000 of the Fund's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;

          For the High Yield Bond Fund, 0.65% on an annual basis of the first $100,000 of the Fund's net assets; 0.60% for net assets between $100,000 and $200,000; and 0.50% for net assets in excess of $200,000;

          For the Global Bond Fund, 0.85% on an annual basis of the first $150,000 of the Fund's net assets; 0.80% for net assets between $150,000 and $300,000; 0.75% for net assets between $300,000 and 500,000; and 0.70%
     for the net assets in excess of $500,000.

     In the event that normal operating expenses of each Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Fund's daily net asset value, John Hancock and JHVLICO will reimburse each Fund for such excess. Accordingly, for the period ended June 30, 2001, the reimbursements paid from John Hancock and JHVLICO were $249 to Large Cap Growth, $50 to Fundamental Growth, $28 to Aggressive Balanced, $84 to Active Bond, $23 to Active Bond II, $286 to Emerging Markets Equity, $15 to International Equity Index, $42 to International Equity, $24 to Global Balanced, $24 to Mid Cap Blend, $21 to Large Cap Value CORE, $34 to Large Cap Value CORE II, $14 Large/Mid Cap Value, $31 to Small/Mid Cap CORE, $11 to Small Cap Value, $149 to Growth & Income, $3 to Small Cap Equity, $57 to International Opportunities, $14 to High Yield Bond and $9 to Global Bond Funds.

     During the year ended December 31, 2000, John Hancock voluntarily contributed approximately $284 to the Money Market Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values.

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment LLC, formerly Independence Investment Associates, Inc., with respect to the Large Cap Growth, Aggressive Balanced, Mid Cap Blend, Real Estate Equity, Growth & Income, Managed and Short-Term Bond Funds; with Adviser, with respect to the Active Bond, Active Bond II and Small Cap Growth Funds; with Independence International Associates, Inc., with respect to the International Equity Index Fund, each of whom is an affiliate of John Hancock, and, under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds. John Hancock has also entered into the Sub-Advisory Agreements with the following Sub-Advisers, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the
Funds:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED


Fund                                     Sub-Advisers
----                                     ------------
Fundamental Growth            Putnam Investment Management, LLC.
Emerging Markets Equity       Morgan Stanley Investment Management, Inc.
International Equity          Goldman Sachs Asset Management
Health Sciences               Putnam Investment Management, LLC
Global Balanced               Capital Guardian Trust Company
Mid Cap Growth                Janus Capital Corporation
Large Cap Value               T. Rowe Price Associates, Inc.
Large Cap Value CORE          Goldman Sachs Asset Management
Large Cap Value CORE II       Goldman Sachs Asset Management
Large/Mid Cap Value           Wellington Management Company, LLP
Money Market                  Wellington Management Company, LLP
Large/Mid Cap Value  II       Wellington Management Company, LLP
Small/Mid Cap Growth          Wellington Management Company, LLP
Bond Index                    Mellon Bond Associates, LLP
Large Cap Aggressive Growth   Alliance Capital Management, LLP
Small/Mid Cap CORE            Goldman Sachs Asset Management
Small Cap Value               T. Rowe Price Associates, Inc.
Real Estate Equity            Morgan Stanley Investment Management, Inc.
Growth & Income               Putnam Investment Management, LLC
Managed                       Capital Guardian Trust Company
Small Cap Equity              Capital Guardian Trust Company
International Opportunities   T. Rowe Price International, Inc.
Equity Index                  State Street Global Bank & Trust N.A.
High Yield Bond               Wellington Management Company, LLP
Global Bond                   Capital Guardian Trust Company


     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for each Fund for the period ended June 30, 2001 were as follows:


Fund                              Purchases        Sales and Maturities
----                              ---------        --------------------
Large Cap Growth                   $348,967              $470,780
Fundamental Growth                   26,189                20,227
Aggressive Balanced                  18,881                18,201

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--CONTINUED

Fund                             Purchases       Sales and Maturities
----                             ---------       --------------------
Active Bond                      $1,032,689            $1,031,185
Active Bond II                       10,764                 9,694
Emerging Markets Equity              19,299                20,006
International Equity Index            1,523                13,009
International Equity                 11,489                 3,490
Small Cap Growth                     92,144               106,028
Health Sciences                      21,829                 1,103
Global Balanced                       5,863                 5,235
Mid Cap Growth                      205,948               179,358
Mid Cap Blend                        18,693                16,729
Large Cap Value                      31,678                14,597
Large Cap Value CORE                 32,971                 7,446
Large Cap Value CORE II               6,934                 6,108
Large/Mid Cap Value                  28,813                 8,658
Large/Mid Cap Value  II             175,136               174,373
Small/Mid Cap Growth                 86,602                90,331
Bond Index                           56,128                37,584
Large Cap Aggressive Growth          27,076                14,269
Small/Mid Cap CORE                   13,939                 7,798
Small Cap Value                      49,686                29,419
Real Estate Equity                   16,297                19,157
Growth & Income                   1,301,449             1,497,180
Managed                           2,547,128             2,660,323
Short-Term Bond                      76,006                43,513
Small Cap Equity                     19,961                14,766
International Opportunities           8,697                22,541
Equity Index                        108,060                56,800
High Yield Bond                      17,368                 4,789
Global Bond                          13,024                17,850


     The identified cost of investments owned by the Funds (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation at June 30, 2001, were as follows:


                                                                   Net Unrealized
                         Identified     Unrealized    Unrealized    Appreciation
Fund                        Cost       Appreciation  Depreciation  (Depreciation)
----                        ----       ------------  ------------  --------------
Large Cap Growth          $879,877       $91,678      $(98,282)        $(6,604)
Fundamental Growth          43,668         2,716        (6,770)         (4,054)
Aggressive Balanced         19,821         1,320          (958)             362
Active Bond                751,001        12,448        (5,054)           7,394
Active Bond II               6,036           102           (28)              74

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's) Omitted)
NOTE D--INVESTMENT TRANSACTIONS--Continued

                                                                  Net Unrealized
                         Identified    Unrealized    Unrealized    Appreciation
Fund                        Cost      Appreciation  Depreciation  (Depreciation)
----                        ----      ------------  ------------   ------------
Emerging Markets           $31,458        $1,384      $(6,384)        $(5,000)
 Equity
International Equity       172,212        16,111      (34,872)        (18,761)
 Index
International Equity        22,763           566       (3,325)         (2,759)
Small Cap Growth           193,543        29,252      (27,669)          1,583
Health Sciences             20,732         1,296         (933)            363
Global Balanced             28,446         1,336       (3,201)         (1,865)
Mid Cap Growth             335,271        24,877      (66,733)        (41,486)
Mid Cap Blend               20,788         2,453         (738)          1,715
Large Cap Value            198,377        27,975      (10,558)         17,417
Large Cap Value CORE        41,072         2,193       (1,597)            596
Large Cap Value CORE II      6,427           431         (294)            137
Large/Mid Cap Value         34,451         1,408       (1,108)            300
Large/Mid Cap Value II     121,079         6,789       (7,704)           (915)
Small/Mid Cap Growth       173,354        26,190      (19,901)          6,289
Bond Index                  78,055           962         (472)            490
Large Cap Aggressive
 Growth                     36,458         1,585       (3,283)         (1,698)
Small/Mid Cap CORE          26,120         3,914       (2,943)            971
Small Cap Value             48,906         6,936       (1,317)          5,619
Real Estate Equity         131,899        26,215       (1,779)         24,436
Growth & Income          2,539,202       445,108     (223,391)        221,717
Managed                  2,488,798       307,678     (105,167)        202,511
Short-Term Bond            107,177         1,431         (109)          1,322
Small Cap Equity            81,967         9,992      (16,593)         (6,601)
International
 Opportunities             102,682         3,267      (23,036)        (19,769)
Equity Index               556,479        42,341      (78,542)        (36,201)
High Yield Bond             41,135         1,073       (6,024)         (4,951)
Global Bond                 57,066           513       (1,841)         (1,328)

NOTE E--COMBINATION

     On December 22, 2000, the shareholders of John Hancock International Opportunities II Fund ("International Opportunities II") approved the combination between International Opportunities II and International Opportunities, Funds, providing for the transfer of substantially all of the assets and liabilities of the International Opportunities II Fund to the International Opportunities Fund in exchange solely for the trust shares of the International Opportunities Fund. The acquisition was accounted for as a tax-free exchange of 1,947 trust shares of the International Opportunities Fund for the net assets of International Opportunities II Fund, which amounted to $22,528, including $2,878 of unrealized depreciation, after the close of business on December 29, 2000. The net assets of the International Opportunities Fund prior to the combination on December 29, 2000, were $94,169, and the aggregate net assets of the International Opportunities Fund after the combination amounted to $116,697.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)


NOTE F--CHANGE IN ACCOUNTING PRINCIPLE

     Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in a following reduction in the cost of the investments and a corresponding increase (decrease) in unrealized appreciation (depreciation) on investments, based on securities held as of December 31, 2000:

                                    Reduction in the Cost    Increase in Net
Fund                                   of Investments    Unrealized Appreciation
----                                   --------------    -----------------------
Aggressive Balanced                          $4                       $4
Active Bond                               3,461                    3,461
Active Bond II                                1                        1
Global Balanced                              35                       35
Bond Index                                  678                      678
Managed                                   5,533                    5,533
Short-Term Bond                             314                      314
High Yield Bond                              41                       41
Global Bond                                 156                      156


  The effect of this change in the period ended June 30, 2001 was as follows:

                                                            Increase In
                              Decrease in Net             Net Unrealized                  Increase in
Fund                         Investment Income      Appreciation/(Depreciation)       Net Realized Losses
----                         -----------------      ---------------------------       -------------------
Aggressive Balanced                 $4                           $7                           $(3)
Active Bond                        853                        2,309                        (1,456)
Active Bond II                       4                            7                            (3)
Global Balanced                     38                           63                           (25)
Bond Index                         125                          553                          (428)
Managed                          1,370                        7,558                        (6,188)
Short-Term Bond                    143                          192                           (49)
High Yield Bond                      9                           18                            (9)
Global Bond                        206                          215                            (9)

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--CHANGE IN ACCOUNTING PRINCIPLE--CONTINUED

     The effect of this change on the per share operating performance and on the annualized ratio of net investment income to average net assets in the period ended June 30, 2001 was as follows:





                                                      Increase (Decrease)
                                  Decrease in         in Net Realized and         Decrease in Net
                             Net Investment Income      Unrealized Gains         Investment Income
Fund                               Per Share           (Losses) Per Share       to Average Net Assets
----                               ---------          -------------------       ---------------------
Aggressive Balanced                      -                       -                       0.04%
Active Bond                          $0.01                   $0.01                       0.20
Active Bond II                        0.01                    0.01                       0.15
Global Balanced                       0.01                    0.01                       0.27
Bond Index                            0.02                    0.02                       0.35
Managed                               0.01                    0.01                       0.10
Short-Term Bond                       0.01                    0.01                       0.29
High Yield Bond                          -                       -                       0.06
Global Bond                           0.03                    0.03                       0.64


     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust. John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/ Policyholders held on April 6, 2001 on the following matters:


FOR THE ACTIVE BOND II FUND (FORMERLY, CORE BOND FUND):                              For        Against       Abstain
                                                                                     ---        -------       -------
To approve a new Sub-Investment Management Agreement among the Trust, John           92%           0%           8%
  Hancock, and John Hancock Advisers, Inc.
To approve an amendment to the current Investment Management Agreement between       52%          40%           8%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.
FOR THE LARGE CAP VALUE FUND:

To approve an amendment to the current Sub-Investment Management Agreement           88%          4%            8%
  among the Trust, John Hancock, and T. Rowe Price Associates, Inc.,
  reflecting a decrease in this Fund's sub-investment advisory fee.
To approve an amendment to the current Investment Management Agreement between       68%          23%           9%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

FOR THE LARGE CAP VALUE CORE II FUND (FORMERLY, AMERICAN LEADERS                     For        Against       Abstain
LARGE CAP VALUE FUND):                                                               ---        -------       -------
To approve a new Sub-Investment Management Agreement among the Trust, John          100%          0%             0%
  Hancock, and Goldman Sachs Asset Management, a unit of the Investment
  Management Division of Goldman, Sachs & Co.
To approve an amendment to the current Investment Management Agreement between       80%         19%             1%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.
FOR THE MONEY MARKET FUND:

To approve a new Sub-Investment Management Agreement among the Trust, John           81%          9%            10%
  Hancock, and Wellington Management Company, LLP.
FOR THE LARGE/MID CAP VALUE II FUND (FORMERLY, MID CAP VALUE FUND):

To approve a new Sub-Investment Management Agreement among the Trust, John           83%          7%            10%
  Hancock, and Wellington Management Company, LLP.
To approve an amendment to the current Investment management Agreement between       69%         21%            10%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.
FOR THE SMALL CAP VALUE FUND (FORMERLY,  SMALL/MID CAP VALUE FUND):

To approve a new Sub-Investment Management Agreement among the Trust, John           87%          4%             9%
  Hancock, and T. Rowe Price Associates, Inc.
To approve an amendment to the current Investment Management Agreement between       75%         17%             8%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.

                             OFFICERS AND TRUSTEES

                          Michele G. Van Leer, Chairman
               Kathleen F. Driscoll, President and Vice Chairman
                          Karen Q. Visconti, Secretary
                       Arnold Bergman, Assistant Secretary
                           Raymond F. Skiba, Treasurer
                       Jude A. Curtis, Compliance Officer
                 Maryellen Carney, Assistant Compliance Officer
                          Patrick F. Smith, Controller
                      Paula M. Pashko, Assistant Controller
                                Elizabeth G. Cook
                            Reverend Diane C. Kessler
                               Hassel H. McClellan
                               Robert F. Verdonck


                              INVESTMENT ADVISER

                      John Hancock Life Insurance Company
                               John Hancock Place
                                  P.O. Box 111
                                Boston, MA 02117


                             INDEPENDENT AUDITORS

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116


                            SUB-INVESTMENT ADVISERS

                           Independence Investment LLC
                                 53 State Street
                                Boston, MA 02109

                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                               New York, NY 10105

                    The Boston Company Asset Management, LLC
                                One Boston Place
                                Boston, MA 02108

                         Capital Guardian Trust Company
                              333 South Hope Street
                              Los Angeles, CA 90071

                         Goldman Sachs Asset Management
                                   32 Old Slip
                               New York, NY 10005

                                      Janus
                               100 Fillmore Street
                              Denver, CO 80206-4928

                           Mellon Bond Associates, LLP
                       One Mellon Bank Center, Suite 5400
                            Pittsburgh, PA 15258-0001

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                                Boston, MA 02199

                      Morgan Stanley Asset Management Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020

                               Putnam Investments
                             One Post Office Square
                                Boston, MA 02109

                           SSgA Funds Management, Inc.
                             Two International Place
                                Boston, MA 02110

                         T. Rowe Price Associates, Inc.
                              100 East Pratt Street
                               Baltimore, MD 21202

                        T. Rowe Price International, Inc.
                              100 East Pratt Street
                               Baltimore, MD 21202

                       Wellington Management Company, LLP
                                 75 State Street
                                Boston, MA 02109

                            [LOGO OF JOHN HANCOCK]





The Variable Series Trust consists of funds used as investment options for various John Hancock variable life and variable annuity contracts. This report must be accompanied by the required prospectus and the most current quarterly performance report for the contract offered. Investors are not able to invest directly in the Variable Series Trust.

Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.

Insurance Products are Issued by: John Hancock Life Insurance Company John Hancock Variable Life Insurance Company* (*not licensed in New York), Boston, MA 02117 Securities Products are Distributed by: John Hancock Funds, Inc., Member NASD Signator Investors, Inc., Member NASD, SIPC

S8128   7/01                                                      [LOGO OF IMSA]

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                       John Hancock V.A. Money Market Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Money Market Fund and the Money Market Fund series of the John Hancock Variable Series Trust I ("Money Market Fund"). Under this Agreement, V.A. Money Market Fund would transfer all of its assets to Money Market Fund in exchange for shares of Money Market Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Money Market Fund. Money Market Fund will also assume V.A. Money Market Fund's liabilities.

       FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. MONEY MARKET FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Money Market Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                PLEASE SIGN, DATE AND RETURN
                                PROMPTLY IN ENCLOSED ENVELOPE

                                Date ------------------ , 2001
                                NOTE: Signature(s) should agree with the
                                name(s) printed herein. When signing as
                                attorney, executor, administrator, trustee
                                or guardian, please give your full name as
                                such. If a corporation, please sign in full
                                corporate name by president or other
                                authorized officer. If a partnership, please
                                sign in partnership name by authorized
                                person.
                                ---------------------------------------

                                ---------------------------------------
                                             Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                           John Hancock V.A. Bond Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Bond Fund and the Active Bond Fund series of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Bond Fund. would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Bond Fund. Active Bond Fund will also assume V.A. Bond Fund's liabilities.


      FOR      |_|                 AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. BOND FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Bond Fund ("V.A. Bond Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Bond Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                 PLEASE SIGN, DATE AND RETURN
                                 PROMPTLY IN ENCLOSED ENVELOPE

                                Date ----------------, 2001
                                NOTE: Signature(s) should agree with the
                                name(s) printed herein. When signing as
                                attorney, executor, administrator, trustee
                                or guardian, please give your full name as
                                such. If a corporation, please sign in full
                                corporate name by president or other
                                authorized officer. If a partnership, please
                                sign in partnership name by authorized
                                person.
                                --------------------------------------------

                                --------------------------------------------
                                              Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                        John Hancock V.A. 500 Index Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. 500 Index Fund and the Equity Index Fund series of the John Hancock Variable Series Trust I ("Equity Index Fund"). Under this Agreement, V.A. 500 Index Fund. would transfer all of its assets to Equity Index Fund in exchange for shares of Equity Index Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. 500 Index Fund. Equity Index Fund will also assume V.A. 500 Index Fund's liabilities.

        FOR      |_|                 AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. 500 INDEX FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. 500 Index Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date ----------------- , 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                 Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V.A. International Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. International Fund and the International Equity Fund series of the John Hancock Variable Series Trust I ("International Equity Fund"). Under this Agreement, V.A. International Fund would transfer all of its assets to International Equity Fund in exchange for shares of International Equity Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. International Fund. International Equity Fund will also assume V.A. International Fund's liabilities.

       FOR      |_|                 AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. INTERNATIONAL FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. International Fund ("V.A. International Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. International Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                   Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                     John Hancock V.A. Large Cap Growth Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Large Cap Growth Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Large Cap Growth Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Large Cap Growth Fund. Growth & Income Fund will also assume V.A. Large Cap Growth Fund's liabilities.

        FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. LARGE CAP GROWTH FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Large Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                 Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                       John Hancock V.A. Core Equity Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal 1. To approve an Agreement and Plan of Reorganization between V.A. Core Equity Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Core Equity Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Core Equity Fund. Growth & Income Fund will also assume V.A. Core Equity Fund's liabilities.

        FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. CORE EQUITY FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Core Equity Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -----------------------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                  Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V.A. Mid Cap Growth Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Mid Cap Growth Fund and the Fundamental Growth Fund series of the John Hancock Variable Series Trust I ("Fundamental Growth Fund"). Under this Agreement, V.A. Mid Cap Growth Fund would transfer all of its assets to Fundamental Growth Fund in exchange for shares of Fundamental Growth Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Mid Cap Growth Fund. Fundamental Growth Fund will also assume V.A. Mid Cap Growth Fund's liabilities.

        FOR      |_|             AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. MID CAP GROWTH FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Mid Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -----------------------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                  Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V. A. Small Cap Growth Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Small Cap Growth Fund and the Small Cap Growth Fund series of the John Hancock Variable Series Trust I ("Small Cap Growth Fund"). Under this Agreement, V. A. Small Cap Growth Fund would transfer all of its assets to Small Cap Growth
Fund in exchange for shares of Small Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Small Cap Growth Fund. Small Cap Growth Fund will also assume V. A. Small Cap Growth Fund's liabilities.

        FOR      |_|             AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V. A. SMALL CAP GROWTH FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V. A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V. A. Small Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -----------------------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                  Signature(s)

                                     Part B

                       Statement of Additional Information

                              GROWTH & INCOME FUND
                                EQUITY INDEX FUND
                            INTERNATIONAL EQUITY FUND
                             FUNDAMENTAL GROWTH FUND
                              SMALL CAP GROWTH FUND
                                ACTIVE BOND FUND
                                MONEY MARKET FUND
                 (Each an "Acquiring Fund", and each a series of
                     John Hancock Variable Series Trust I)
                              197 Clarendon Street
                                Boston, MA 02117
                                 1-800-824-0335

                       JOHN HANCOCK V.A. CORE EQUITY FUND
                     JOHN HANCOCK V.A. LARGE CAP GROWTH FUND
                        JOHN HANCOCK V.A. 500 INDEX FUND
                      JOHN HANCOCK V.A. INTERNATIONAL FUND
                      JOHN HANCOCK V.A. MID CAP GROWTH FUND
                     JOHN HANCOCK V.A. SMALL CAP GROWTH FUND
                           JOHN HANCOCK V.A. BOND FUND
                       JOHN HANCOCK V.A. MONEY MARKET FUND
 (Each an "Acquired Fund", and each a Series of John Hancock Declaration Trust)
                              101 Huntington Avenue
                                Boston, MA 02199
                                 1-800-824-0335

                                November 1, 2001

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus for Growth & Income Fund, Equity Index Fund, International Equity Fund, Fundamental Growth Fund, Small Cap Growth Fund, Active Bond Fund and Money Market Fund (the "Acquiring Funds") that is also dated November 1, 2001 for use in connection with the Special Meeting of Shareholders of John Hancock V.A. Core Equity Fund, John Hancock V.A. Large Cap Growth Fund, John Hancock V.A. 500 Index Fund, John Hancock V.A. International Fund, John Hancock Mid Cap Growth Fund, John Hancock V.A. Small Cap Growth Fund, John Hancock V.A. Bond Fund, and John Hancock V.A. Money Market Fund (the "Acquired Funds"). Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Annuity Servicing Office at 1-800-824-0335.

                                Table Of Contents

                                                                      Page
Introduction                                                            3
Additional Information about the Acquiring Funds                        3
General Information and History                                         3
Investment Objective and Policies                                       3
Management of the Acquiring Funds                                       3
Control Persons and Principal Holders of Shares                         3
Investment Advisory and Other Services                                  3
Brokerage Allocation                                                    3
Capital Stock and Other Securities                                      3
Purchase, Redemption and Pricing of Acquiring Fund Shares               3
Tax Status                                                              4
Underwriters                                                            4
Calculation of Performance Data                                         4
Financial Statements                                                    4

Additional Information about the Acquired Funds                         4
General Information and History                                         4
Investment Objective and Policies                                       4
Management of the Acquired Funds                                        4
Investment Advisory and Other Services                                  4
Brokerage Allocation                                                    4
Capital Stock and Other Securities                                      4
Purchase, Redemption and Pricing of the Acquired Funds                  5
Tax Status                                                              5
Underwriters                                                            5
Calculation of Performance Data                                         5
Financial Statements                                                    5

Exhibits

A - Statement of Additional Information, dated May 1, 2001, of the Acquiring Funds including unaudited financial statements as of June 30, 2001 and audited financial statements as of December 31, 2000.

B - Statement of Additional Information, dated May 1, 2001, of the Acquired Funds including unaudited financial statements as of June 30, 2001 and audited financial statements as of December 31, 2000.

C - Pro forma combined financial statements as of June 30, 2001, assuming the reorganization of the Acquired Funds into the corresponding Acquiring Funds occurred on that date.

                                  INTRODUCTION

This Statement of Additional Information ("SAI") is intended to supplement the information provided in a proxy statement and prospectus dated November 1, 2001. The proxy statement and prospectus has been sent to the shareholders of the Acquired Funds in connection with the solicitation by the Trustees of the Acquired Funds of proxies to be voted at the Special Meeting of Shareholders of the Acquired Funds to be held on December 5, 2001. This Statement of Additional Information incorporates by reference the Statement of Additional Information of the Acquiring Funds, dated May 1, 2001, and the Statement of Additional Information of the Acquired Funds, dated May 1, 2001. The SAI for the Acquiring Funds and the SAI for the Acquired Funds are included with this Statement of Additional Information.

                Additional Information About the Acquiring Funds
                ------------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquiring Funds generally and their history, see "What is the Trust" and "The Trust's Business History" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Objective and Policies
---------------------------------
For additional information about the Acquiring Funds' investment objectives, policies and restrictions, see "The Funds' Investment Activities and Their Risks" and "The Funds' Fundamental Investment Restrictions" in the Acquiring Fund SAI attached hereto as Exhibit A.

Management of the Acquiring Funds
---------------------------------
For additional information about the Acquiring Funds' Board of Trustees, officers and management personnel, see "Board of Trustees and Officers of the Trust" in the Acquiring Fund SAI attached hereto as Exhibit A.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of the Acquiring Funds and principal holders of shares of the Acquiring Funds, see "Board of Trustees and Officers of the Trust" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquiring Funds' investment adviser, sub-advisers, custodian, transfer agent and independent accountants, see "Investment Advisory Arrangements" and "Arrangements with other Service Providers" in the Acquiring Fund SAI attached hereto as Exhibit A.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquiring Funds' brokerage allocation practices, see "Portfolio Transactions and Brokerage Allocation" in the Acquiring Fund SAI attached hereto as Exhibit A.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquiring Funds' shares of beneficial interest, see "Features of the Trust's Shares" and "Shareholder Meetings and Voting Rights" in the Acquiring Fund SAI attached hereto as Exhibit A.

Purchase, Redemption and Pricing of Acquiring Fund Shares
---------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquiring Funds' shares, see "Computing the Funds' Net Asset Value" and "Sales and Redemptions of Fund Shares" in the Acquiring Fund SAI attached hereto as Exhibit A.

Tax Status
----------
For additional information about the tax status of the Acquiring Funds, see "Taxes" in the Acquiring Fund SAI, attached hereto as Exhibit A..

Underwriters
------------
For additional information about the Acquiring Funds' principal underwriter and the distribution contract between the principal underwriter and the Acquiring Funds, see "Underwriting and Indemnity Agreement" in the Acquiring Fund SAI attached hereto as Exhibit A.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquiring Funds, see "Information About Fund Performance" in the Acquiring Fund SAI attached hereto as Exhibit A.

Financial Statements
--------------------
Audited annual financial statements of the Acquiring Funds at December 31, 2000 and unaudited semi-annual financial statements as of June 30, 2001 are attached to the Acquiring Fund SAI, which is attached hereto as Exhibit A.

Pro forma combined financial statements as of June 30, 2001 are also attached hereto as Exhibit C.


                 Additional Information About the Acquired Funds
                 -----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquired Funds generally and their history, see "Organization of the Trust" in the Acquired Fund SAI attached hereto as Exhibit B.

Investment Objective and Policies
---------------------------------
For additional information about the Acquired Funds' investment objectives, policies and restrictions, see "Investment Policies and Strategies", "Risk Factors, Investments and Techniques" and "Investment Restrictions" in the Acquired Fund SAI attached hereto as Exhibit B.

Management of Acquired Funds
----------------------------
For additional information about the Acquired Funds' Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquired Fund SAI attached hereto as Exhibit B.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquired Funds' investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Shareholders Servicing Agent", "Custody of Portfolio" and "Independent Auditors" in the Acquired Fund SAI attached hereto as Exhibit B.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquired Funds' brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund SAI attached hereto as Exhibit B..

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquired Funds' shares of beneficial interest, see "Description of the Trust's Shares" and "Dividends" in the Acquired Fund SAI attached hereto as Exhibit B.

Purchase, Redemption and Pricing of Acquired Fund Shares
--------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquired Funds' shares, see "Net Asset Value", Special Redemptions" and "Eligible Investors" in the Acquired Fund SAI attached hereto as Exhibit B.

Tax Status
----------
For additional information about the tax status of the Acquired Funds, see "Tax Status" in the Acquired Fund SAI attached hereto as Exhibit B.

Underwriters
------------
For additional information about the Acquired Funds' principal underwriter and the distribution contract between the principal underwriter and the Acquired Funds, see "Distribution Contracts" in the Acquired Fund SAI attached hereto as Exhibit B.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquired Funds, see "Calculation of Performance" in the Acquired Fund SAI attached hereto as Exhibit B.

Financial Statements
--------------------

Audited annual financial statements of the Acquired Funds at December 31, 2000 and unaudited semi-annual financial statements as of June 30, 2001 are attached to the Acquired Fund SAI, which is attached hereto as Exhibit B.

                                 JOHN HANCOCK
                            VARIABLE SERIES TRUST I


                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2001


     This Statement of Additional Information is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of John Hancock Variable Series Trust I, dated May 1, 2001. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

     This Statement of Additional Information relates to all thirty-three of the Trust's current "Funds."


THE TRUST'S FINANCIAL STATEMENTS AND INVESTMENT PERFORMANCE INFORMATION

     The Trust's financial statements appearing in its Annual Report to contract holders and the report of Ernst & Young LLP, independent auditors of the Trust, which appears therein, are incorporated by reference into this Statement of Additional Information. The information about the total investment returns achieved by the Trust's various Funds, is also incorporated herein by reference. No other portions of the Annual Report are incorporated by reference. A free copy of the Annual Report to contract holders may be obtained by writing to the address or calling the number above.

                               TABLE OF CONTENTS

                                                                    PAGE IN THIS
                                                                    STATEMENT OF
                                                                    ADDITIONAL
                                                                    INFORMATION
                                                                    -----------
The Trust's Financial Statements and Performance Information...........    1
What Is the Trust?.....................................................    4
The Trust's Business History...........................................    4
The Funds' Investment Activities and Their Risks.......................    5
      1.  Investing in Money Market Instruments........................    5
      2.  Investing in Other Fixed Income Obligations..................    5
      3.  Investing in Equity Securities...............................    7
      4.  Investing in Real Estate Securities..........................    9
      5.  Investing in Foreign Securities..............................   10
      6.  Using Forward Exchange Contracts to Manage Currency             11
           Exposure....................................................
      7.  Using Options on Currencies to Manage Currency Exposure......   12
      8.  Using Currency Futures Contracts and Options
           Thereon to Manage Currency Exposure.........................   13
      9.  Using Certain Other Derivative Instruments to Manage
           Currency Exposure...........................................   13
     10.  Using Foreign Currency Exposure Management Strategies
           (General Considerations and Risks)..........................   13
     11.  Reallocating a Fund's Assets Among Asset Classes.............   14
     12.  Adopting a Temporary Defensive Strategy......................   14
     13.  Investing With an Index-Based Objective......................   14
     14.  Investing on a Non-Diversified Basis.........................   16
     15.  Using Options (Generally)....................................   17
     16.  Using Options on Securities in Certain Conservative
          Investment Strategies........................................   18
     17.  Using Financial Futures Contracts, Options on Such Contracts
          and Options on Stock Indexes (General Considerations)........   19
     18.  Using Financial Futures, Options Thereon, and Stock Index
          Options for Certain Hedging - Type Strategies................   20
     19.  Using Options and Futures in Potentially More Aggressive
          Strategies...................................................   22
     20.  Limiting the Funds' Exposure to Certain Futures and Option
          Transactions.................................................   23
     21.  Using Other Types of Derivative Instruments..................   24
     22.  Investing In Other Investment Companies......................   25
     23.  Purchasing "When Issued" Securities and Forward
          Commitments..................................................   26
     24.  Short-Term Trading...........................................   26
     25.  Entering Into Repurchase Agreements..........................   27
     26.  Participating in Joint Trading Accounts......................   27
     27.  Lending of Fund Securities...................................   27
     28.  Using Reverse Repurchase Agreements and Mortgages
          "Dollar Rolls"...............................................   28
     29.  Investing in Rule 144A and Illiquid Securities...............   28
     30.  Investing in Convertible Securities and Warrants.............   28
     31.  Investing in Initial Public Offerings ("IPOs")...............   29

                                                                    PAGE IN THIS
                                                                    STATEMENT OF
                                                                    ADDITIONAL
                                                                    INFORMATION
                                                                    -----------
The Funds' Fundamental Investment Restrictions.........................   29
Board of Trustees and Officers of the Trust............................   33
Investment Advisory Arrangements.......................................   35
     The Trust's Investment Advisory Arrangements With John Hancock       35
     The Trust's Arrangements With Subadvisers.........................   37
     Dollar Amounts of Advisory Fees, Subadvisory Fees, and
          Expense Reimbursements.......................................   42
Arrangements With Other Service Providers..............................   44
     Underwriting and Indemnity Agreement..............................   44
     Custody of the Trust's Assets.....................................   44
     Subadministration Agreement With State Street Bank................   44
     Independent Auditors..............................................   45
Portfolio Transactions and Brokerage Allocation........................   45
Codes of Ethics........................................................   49
Features of the Trust's Shares.........................................   49
Shareholder Meetings and Voting Rights.................................   50
Sales and Redemptions of Fund Shares...................................   51
Computing the Funds' Net Asset Value...................................   52
Taxes..................................................................   53
Information About Fund Performance.....................................   53
Legal Matters..........................................................   54
Reports to Contractholders.............................................   54

Appendix A - Corporate Bond Ratings....................................   55

                              WHAT IS THE TRUST?

     John Hancock Variable Series Trust I, (the "Trust") is an open-end management investment company. With the exception of the Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Mid Cap Growth, Real Estate Equity, Global Balanced and Global Bond Funds, each of the Funds is a "diversified" Fund within the meaning of the Investment Company Act of 1940 (the "Investment Company Act").

     Shares of the Trust are currently sold to John Hancock Variable Life Accounts U, V, and S to support variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to support variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Accounts I and JF to support variable annuity contracts issued by JHVLICO; and John Hancock Variable Life Insurance Account UV to support variable life insurance policies issued by John Hancock. It is anticipated that, in the future, Trust shares may be sold to other separate investment accounts of JHVLICO and John Hancock and to separate investment accounts of other insurance companies (which may or may not be affiliated with John Hancock). Each of these separate investment accounts is hereinafter referred to as a "Separate Account."

     Because the Separate Accounts currently own all of the Trust's shares, those Separate Accounts (or John Hancock and JHVLICO) may be deemed to control the Trust. John Hancock and JHVLICO, in turn, are both directly or indirectly controlled by John Hancock Financial Services, Inc., a publicly-traded holding company. The Trust issues a separate series of shares of beneficial interest for each Fund. Each share issued with respect to a Fund has a pro rata interest in the net assets of that Fund. The assets of each Fund are charged with the liabilities of that Fund and a proportionate share of the general liabilities of the Trust.

                         THE TRUST'S BUSINESS HISTORY

     The Trust is, in part, a successor to three Separate Accounts of JHVLICO, as well as the six Separate Accounts of John Hancock described below.
On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of those Funds.

     On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds. The Trust itself was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust effective April 29, 1988.

     Over the years, several Funds have been re-named as follows:

                                                                   YEAR OF
CURRENT FUND NAME               PRIOR NAME(S)                       CHANGE
-----------------               -------------                       ------
Active Bond                     Sovereign Bond                       2000
                                Bond                                 1996

Global Balanced                 International Balanced               2000

Global Bond                     Strategic Bond                       1999

Growth & Income                 Stock                                1996

International Equity Index      International Equities               1998
                                International                        1995
                                Global                               1994

                                                                   YEAR OF
CURRENT FUND NAME - continued   PRIOR NAME(S) - continued           CHANGE
-----------------------------   -------------------------           ------
Large Cap Growth                Select Stock                         1995

Short-Term Bond                 Short-Term U.S. Government           1998

Small/Mid Cap Growth            Diversified Mid Cap Growth           1999
                                Special Opportunities                1998

Small Cap Equity                Small Cap Value                      2000

Fundamental Growth              Fundamental Mid Cap Growth           2000

Large Cap Value CORE II         American Leaders Large Cap Value     2001

Large/Mid Cap Value II          Mid Cap Value                        2001

Small Cap Value                 Small/Mid Cap Value                  2001

Active Bond II                  Core Bond                            2001


                       THE FUNDS' INVESTMENT ACTIVITIES
                                AND THEIR RISKS

     The different investment activities of the several Funds will affect both their investment returns and the nature and degree of risks to which they are exposed. Sections 1. - 29. below describe many (but not all) of these investment activities and risks.

1.  INVESTING IN MONEY MARKET INSTRUMENTS

     The Money Market Fund invests exclusively in "money market" instruments; all the other Funds may invest in these instruments to some extent. These are high quality, short-term fixed income obligations. Because of their nature, money market instruments generally do not carry significant risks of loss. The principal risk is that a Fund's return on money market instruments will be less than it would have earned on a riskier investment.

2.  INVESTING IN OTHER FIXED INCOME OBLIGATIONS

     The following Funds invested primarily in non-money market fixed income (i.e., "debt") securities: the Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds. The Managed, Aggressive Balanced and Global Balanced Funds can vary their holdings of these securities within a broad range. All the other Funds (except the Money Market Fund) may from time to time invest in non-money market debt to some extent.

     Various types of risk associated with these securities are discussed in the balance of this Section 2.

     INTEREST RATE RISK: In general, debt securities with longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Fund that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the "duration" of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. For example, the interest rate risk of the Short-Term Bond Fund, although moderate, is below that of traditional intermediate or long-term bond portfolios.

     CREDIT RISK: The value of a fixed income security may also change as a result of market perceptions regarding its credit risk: i.e., the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Funds that invest in non-money market debt securities may have some exposure to credit risk.

     Even some U.S. Government obligations have a degree of credit risk.
"U.S. Government obligations" are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government and established under the authority granted by Congress. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. These latter types of obligations, therefore, do have a degree of credit risk. U.S. Government obligations are used most in the Bond Index, Active Bond, Active Bond II and Global Bond Funds. All of the other Funds may also invest in U.S. Government obligations to some extent.

     Securities having one of the four highest rating categories for debt securities as defined by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the subadviser, are referred to as "investment grade." The meanings of such ratings are set forth in Appendix A to this Statement of Additional Information. Lower-rated bonds have more credit risk than higher rated bonds.

     RISK OF LOWER-QUALITY INSTRUMENTS: High-yield bonds (or "junk" bonds) are debt securities rated below "investment grade" as defined above. The value of these lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in market perceptions regarding their credit risk.

     Investments in companies issuing high yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities.

     Issuers of high yield securities are typically in weak financial health, and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

     High yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

     Judgment plays a greater role in valuing high yield securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and the ability of the Fund to dispose of its lower-rated bonds.

     The market prices of high yield securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. In that case, a Fund may find it necessary, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Fund investors. The 1980s saw a dramatic increase in the use of high yield securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of high yield securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of high yield securities that defaulted rose significantly above prior levels.

     All Funds (other than the Money Market Fund) that invest in debt securities may at times have some exposure to high yield securities. The High Yield Bond Fund invests primarily in these securities. The other Funds most likely to invest a significant portion of their assets in high yield securities are the Active Bond and Active Bond II Funds. The Managed, Aggressive Balanced, Short-Term Bond, Global Bond and Global Balanced Funds may also invest in high yield securities to some extent. In contrast, the Bond Index Fund will not invest in debt securities that are not at least investment grade at the time of purchase.

     Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the lowest rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

     The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.

     PREPAYMENT/CALL RISK: Prepayment risk is the risk that the obligor on a debt security may repay or "call" the debt before it is due. Most mortgage backed securities, asset backed securities, other public bond debt securities and 144A securities that a Fund might own are exposed to this risk. U.S. Government securities have minimal exposure to this risk. Prepayment/call is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Generally, a Fund reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Fund's current yield. The values of securities that are subject to prepayment/call risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment or "call" features.

     All Funds that invest in debt securities (other than the Money Market Fund) may at times have some exposure to prepayment/call risk. The Funds most likely to invest a significant portion of their assets in debt securities with prepayment/call features are the Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond and High Yield Bond Funds. The Managed, Aggressive Balanced, and Global Balanced Funds may also invest in these securities.

     RISKS OF "ZERO COUPON" INSTRUMENTS: All of the Funds may, in varying degrees, invest in debt instruments that provide for payment of interest at the maturity date of the instrument (or payment of interest in the form of additional securities), rather than payment of interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments. The Funds most likely to invest a significant amount of their assets in instruments that are subject to this volatility risk are the Managed, Aggressive Balanced, Global Balanced, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds. However, all Funds that invest in debt securities may at times have some exposure to this risk.

3.  INVESTING IN EQUITY SECURITIES

     All of the Funds intend to invest to some degree in common stock or other equity securities, except for the Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and Money Market Funds. All of the Funds that invest in equity securities expect to make such securities their primary investment (except for the Managed, Aggressive Balanced, High Yield Bond and Global Balanced Funds, which may nevertheless do so in the discretion of their subadvisers). Though investing in equity securities, the Managed, Aggressive Balanced, High Yield Bond, and Global Balanced Funds also expect, under normal conditions, to invest a substantial amount of their assets in debt obligations.

     General risks of investing in equity securities are discussed in the balance of this Section 3.

     EQUITY RISK: Investments in common stock or other equity securities historically have offered a higher rate of return than money market instruments or longer term debt securities. However, the risks associated with equity securities also tends to be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions.

     MARKET CAPITALIZATION RISK: Another indication of the relative risk of a common stock investment is the size of the company, which is typically defined by reference to its "market capitalization." Market capitalization is computed by multiplying current market price of a share of the company's stock by the total number of its shares outstanding.

     Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies. Conversely, investing in the equity securities of smaller companies involves greater risks and potential rewards than investing in larger, more established companies. Small capitalization companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

     Three capitalization levels are currently used by the Trust for U.S. equities: large, medium ("mid"), and small. Each of these capitalization levels will be defined by reference to the Russell 3000(R) Index. The Russell 3000/(R)/ Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $12.8 trillion at the end of 2000./1/

     . Large cap: Companies having a capitalization within the range of the 300 largest companies in the Russell 3000/(R)/ Index will be considered to be large capitalization ("large cap") companies. At the end of 2000, each of the largest 300 companies in the Russell 3000/(R)/ Index had a capitalization greater than $ 7.8 billion.

     . Mid cap: Companies having a capitalization within the range of the 250 to 1000 largest companies in the Russell 3000/(R)/ Index will be considered to be "mid cap." At the end of 2000, such mid cap companies had capitalizations ranging from $1.4 billion to $10 billion.

     . Small cap: Companies having a capitalization within the range of the remaining companies in the Russell 3000/(R)/ Index will be considered to be small capitalization ("small cap") companies. At the end of 2000, none of these smallest companies in the Russell 3000/(R)/ Index had a market capitalization of more than $1.4 billion.

The above parameters for large cap, mid cap and small cap are typically adjusted at the end of each calendar quarter to reflect changes in the market capitalization of the Russell 3000/(R)/ Index. However, adjustments may be made as frequently as monthly in extraordinary circumstances.

     The U.S. equity securities of the Managed, Aggressive Balanced, Growth & Income, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Growth, Large Cap Aggressive Growth, and Global Balanced Funds are generally expected to represent primarily companies that qualify as large cap issuers. These Funds also may invest in the equity securities of companies that qualify as small and mid cap issuers.

--------------------

/1/ The Russell 3000/(R)/ Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion as to its attractiveness or appropriateness as an investment.

     The U.S. equity securities of the Large/Mid Cap Value, Large/Mid Cap
Value II, Fundamental Growth, International Equity, and International Opportunities Funds are generally expected to represent primarily large and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small cap issuers.

     The U.S. equity securities of the Mid Cap Growth and Mid Cap Blend Funds are generally expected to represent primarily companies that qualify as mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small or large cap issuers.

     The U.S. equity securities of the Small/Mid Cap Growth and Small/Mid Cap CORE Funds are generally expected to represent companies that qualify as small cap and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as large cap issuers.

     The U.S. equity securities of the Small Cap Equity, Small Cap Value and Small Cap Growth Funds are generally expected to represent primarily companies that qualify as small cap issuers. Although these Funds also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would rarely invest in the equity securities of companies that qualify only as large cap issuers.

     The Real Estate Equity and Health Sciences Funds have broad latitude to invest in companies of any size, depending on the market capitalization of the respective sectors covered by those Funds.

     Three capitalization levels are currently used by the Trust for non-U.S. equities: large, medium ("mid"), and small.

 .  Large cap: Companies having a capitalization greater than $5 billion
 . Mid cap: Companies having a capitalization between $1 billion and $5 billion . Small cap: Companies having a capitalization less than $1 billion

     The non-U.S. equity securities of the International Equity Index Fund are generally expected to represent primarily non-U.S. companies that qualify as large cap issuers. This Fund also may invest in the equity securities of non-U.S. companies that qualify as small and mid cap issuers.

     The non-U.S. equity securities of the Global Balanced, International Equity and International Opportunities Funds are generally expected to represent primarily non-U.S. companies that qualify as large and mid cap issuers. These Funds also may invest in the equity securities of non-U.S. companies that qualify as small cap issuers.

     The Emerging Markets Equity has broad latitude to invest in companies of any size.

4.  INVESTING IN REAL ESTATE SECURITIES

     The Real Estate Equity Fund invests primarily in companies with activities related to the real estate industry, such as real estate investment trusts ("REITs") that own commercial and multifamily residential real estate, real estate operating companies ("REOCs") that derive the majority of their revenue, income or asset value from real estate and other companies engaged in non-real estate businesses but whose real estate holdings are significant in relation to the market value of their common stock.

     The securities purchased will be principally common stock (and securities convertible into or with rights to purchase common stock) but a portion of the Fund may be invested in preferred stock. The Fund may also invest in commercial mortgage securities (debt obligations secured by commercial property), collateralized mortgage obligations (mortgage pass through securities secured by commercial mortgage pools) and master limited partnerships from time to time, but does not do so on the date of this Statement of Additional Information.

     In addition to the Real Estate Equity Fund, all of the other Funds (except for the Money Market Fund) may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by real estate.

     RISKS OF REAL ESTATE SECURITIES: Generally speaking, real estate securities may be affected by risks similar to those resulting from the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equity markets. The market value of shares in equity real estate investment trusts and commercial property companies, in particular, is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments.

5.  INVESTING IN FOREIGN SECURITIES

     Investments in foreign securities may be made in a foreign-denominated security, or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other U.S. dollar denominated securities representing underlying shares of foreign securities. ADRs, EDRs, GDRs and other securities representing underlying shares of foreign securities may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts, typically issued by an American bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. GDRs are receipts issued in two or more markets by banks or depositaries which evidence a similar ownership arrangement. Generally, ADRs are designed for use in U.S. securities markets, EDRs for use in European securities markets, and GDRs for use in multiple securities markets.

     Investments in debt securities issued by foreign issuers may be made directly in foreign-denominated debt instruments or in the form of U.S. dollar denominated debt securities issued by foreign issuers and publicly traded in the United States ("Yankees") or in Europe ("Eurobonds").

     The International Equity Index, International Equity, International Opportunities and Emerging Markets Equity Funds invest primarily in foreign securities, including foreign-denominated securities. The Global Bond and Global Balanced Funds invest a significant portion of their assets in foreign securities, including foreign-denominated securities. To a lesser extent, the Managed, Aggressive Balanced, High Yield Bond, Large Cap Value, Mid Cap Growth, Real Estate Equity and Health Sciences Funds may also invest in foreign securities, including foreign-denominated securities.

     The following Funds may invest in ADRs and other U.S. dollar denominated
foreign securities to a limited extent:   Growth & Income, Equity Index, Large
Cap Growth, Large Cap Aggressive Growth , , Large Cap Value CORE, Large Cap Value CORE II, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Blend, Small/Mid Cap Growth, , Small/Mid Cap CORE, Small Cap Equity Small Cap Value and Small Cap Growth.

     The Short-Term Bond, Bond Index, Active Bond, and Active Bond II Funds may invest in foreign debt securities denominated in U.S. dollars (i.e., Yankees and Eurobonds).

     The Emerging Markets Equity Fund invests primarily in developing countries commonly known as "emerging markets." To a lesser extent, the Global Balanced, International Equity Index, International Equity, International Opportunities, Growth & Income, Fundamental Growth, Mid Cap Growth, Small Cap Equity, Small Cap Growth, Managed, Aggressive Balanced, Bond Index, Global Bond, Active Bond, Active Bond II, and High Yield Bond Funds may also invest in emerging markets. The securities may be denominated in U.S. dollars or any other currency.

     Risks of investing in foreign securities are discussed in the paragraphs that follow:

     CURRENCY RISKS: When a Fund buys foreign-issued securities, it usually must pay for those securities in the local currency. Therefore, the Fund must convert funds into the local currency to the extent necessary for this purpose. Similarly, when a Fund sells a foreign security, it may receive payment in the local currency. Therefore, if the Fund does not wish to continue to hold that currency, it must enter into a transaction disposing of it.

     In these ways, therefore, a Fund may temporarily hold foreign currency in order to facilitate the purchase and sale of foreign securities. This exposes the fund to the risk that the foreign currency's value could, while the Fund was temporarily holding that currency, decline relative to the U.S. dollar. This could result in a loss to the Fund, because the Fund's assets and shares are valued in U.S. dollars. On the other hand, the Fund could experience gains if the foreign currency's value, relative to the U.S. dollar, increases during the period when the Fund holds that currency.

     More fundamentally, however, because the Fund values its assets and shares in U.S. dollars, the Fund's gains and/or losses on investments that are denominated or traded in foreign currencies will depend in part on changes in the value of that currency relative to the U.S. dollar. This exposes the Fund to the risk of loss if that foreign currency loses value, as well as the possibility of gains if that currency gains value, relative to the U.S. dollar.

     The Funds may (but are not required to) employ certain strategies to limit their risks or otherwise manage their exposure to foreign currencies. Such currency management techniques, as well as the risks that those techniques themselves present, are discussed in Sections 6. - 10. below.

     Also, a risk exists that a foreign country may have or implement restrictions on transactions in its currency that prevent a Fund from effectively managing or reducing its exposure to that currency, even after the Fund has disposed of any securities denominated or traded in that currency.

     The risks associated with foreign currency conversions are not present in investments in Yankees and Eurobonds because these debt securities are U. S. dollar denominated.

     POLITICAL AND ECONOMIC RISK: Foreign securities often are subject to heightened political and economic risks, particularly in emerging markets or other underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Fund's assets from that country. However, investments in foreign securities also offer the opportunity to diversify holdings and to invest in economies whose growth may outpace that of the United States.

     REGULATORY RISK: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets or other underdeveloped or developing countries.

     MARKET RISK: Foreign securities markets, particularly those of emerging markets or other underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities a Fund purchases before delivery of these securities to the Fund, and delays may be encountered in settling securities transactions. In some foreign markets, there may be limited protection against failures by other parties to complete their transactions with a Fund. There may be limited legal recourse against an issuer in the event of a default on a debt instrument held by a Fund.

     TRANSACTION COSTS: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions. This is particularly true for investments in emerging markets, or other underdeveloped or developing countries.

6.  USING FORWARD EXCHANGE CONTRACTS TO MANAGE CURRENCY EXPOSURE

     TRANSACTION HEDGING AND PORTFOLIO HEDGING: When a Fund anticipates having to purchase or sell a foreign currency to facilitate a foreign securities transaction, it may wish to "lock in" the current exchange rate for that currency (vis-a-vis the U.S. dollar) and thus avoid (in whole or in part) exposure to further changes in that rate that could occur prior to when the purchase or sale proceeds are actually paid. This is called "transaction hedging."

     A Fund can do transaction hedging by purchasing or selling foreign currencies in the "spot" (i.e., cash) market. Alternatively, the following Funds may use "forward" currency foreign exchange purchase or sale contracts for transaction hedging: the Managed, Aggressive Balanced, Large Cap Value, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds. In a forward exchange contract, the Fund purchases or sells a specific amount of foreign currency, at a price set and time set in the contract, which may be any fixed number of days in the future.

     These same Funds may also use forward foreign exchange contracts to reduce their exposure to changes (relative to the U.S. dollar) in the value of a foreign currency during a period of time when the Fund owns securities that are denominated, exposed to or traded in that currency. This is called "portfolio hedging." Except as described in the paragraph immediately below for certain funds, the Funds may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of establishing the hedge) of securities held by that Fund which are denominated, exposed to or traded in that particular foreign currency. The Funds may or may not attempt to hedge some or all of their foreign portfolio positions. Rather, they will enter into such transactions only to the extent, if any, deemed appropriate by their subadvisers. Furthermore, no Fund will use forward foreign currency exchange contracts for the purpose of leveraging the Fund's currency exposure.

     For purposes of transaction hedging or portfolio hedging, the Managed, Aggressive Balanced, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, Global Bond, International Equity Index, International Equity, Emerging Markets Equity, and International Opportunities Funds may use forward exchange contracts on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the subadviser believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar. Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Fund than the subadviser had expected.

     OTHER TECHNIQUES FOR MANAGING CURRENCY EXPOSURE: The Managed, Aggressive Balanced, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, and Global Bond Funds may use additional techniques when their subadvisers believe that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, these Funds may enter into a forward currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in, traded in, or exposed to such foreign currency. The currency contract may call for the Fund to receive a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Fund's overall exposure to various currencies into a more desirable balance. For similar purposes, the Managed, Aggressive Balanced, Global Balanced, Emerging Markets Equity, International Opportunities, International Equity, Mid Cap Growth, Real Estate Equity, Health Sciences, and Global Bond Funds may also enter into contracts to purchase, for a fixed amount of U.S. dollars, or other appropriate currency, an amount of foreign currency corresponding to the value of some of the Fund's securities.

     ASSET SEGREGATION REQUIREMENTS FOR FORWARD EXCHANGE CONTRACTS: A Fund may "cover" its obligations under outstanding forward currency sale contracts by maintaining portfolio securities denominated, exposed to or traded in the currency of such contracts or of an appropriate proxy currency. To the extent a Fund does not thus cover all of its forward currency sales positions with its portfolio securities, or if it has outstanding any forward currency purchase contracts, the Funds' custodian will segregate cash or liquid assets in a separate account of the Fund in an amount at all times at least equal to the value of the Fund's net obligation with respect to forward contracts in a particular currency. If the value of the portfolio securities used to cover a position or the value of the assets in the segregated account declines, the Fund will find additional "cover" or additional cash or liquid assets will be placed in the account so that the value of the account will at least equal the required amount described in the preceding sentence.

7.  USING OPTIONS ON CURRENCIES TO MANAGE CURRENCY EXPOSURE

     The Managed, Aggressive Balanced, Mid Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may also purchase and write put and call options on foreign currencies for the same purposes as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). This could include options traded on U.S. and foreign exchanges, as well as those traded in "over-the-counter" markets.

     The characteristics and risks of these currency option transactions are similar to those discussed in Sections 15. - 16. below with respect to put and call options on securities.

     Call options on foreign currencies written by a Fund will be "covered," which means that the Fund will own at all times at least an equal amount of, or an offsetting position in, the underlying foreign currency.

     ASSET SEGREGATION REQUIREMENT FOR CURRENCY PUT OPTIONS WRITTEN BY A FUND:
With respect to put options on foreign currencies written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal at all times to the amount the Fund would be required to deliver upon exercise of the put.

8. USING CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON TO MANAGE CURRENCY EXPOSURE.

     Any Fund may use currency futures contracts and options thereon for the same purposes and to the same extent as that Fund could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such futures and options transactions are similar to those discussed in Sections 16. - 19. below for other transactions in futures contracts and options thereon. All transactions in currency futures and options thereon also would be subject to the applicable limitations in Section 20. below.

9.  USING CERTAIN OTHER DERIVATIVE INSTRUMENTS TO MANAGE CURRENCY EXPOSURE

     As discussed in Section 21. below, several of the Funds may use currency "swaps," "caps," "floors," and "collars" for the same purposes as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such "derivative" transactions, as discussed in
Section 21., are generally also applicable when such instruments are used for currency management purposes.

10. USING FOREIGN CURRENCY EXPOSURE MANAGEMENT STRATEGIES (GENERAL CONSIDERATIONS AND RISKS)

     The foreign currency management techniques discussed in Sections 6. - 9. above do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. The Funds are not obligated to try to hedge against any change in the value of any currency. Even if a Fund wished to do so, there is no assurance that market conditions would be such as to make such hedging possible.

     Moreover, even where a Fund establishes positions designed to manage its foreign currency exposure, there is no assurance that this will be beneficial to the Fund. Such positions may cause a Fund to forego gains that it otherwise could have achieved or incur costs and losses that it would not otherwise have incurred. (In general the cost to the Funds of engaging in foreign currency management transactions varies with such factors as the currency involved, the type and duration of the instrument being used for this purpose, and the market conditions then prevailing.) It is entirely possible, therefore, that any effort to manage a Fund's currency exposure could have a negative effect on the Fund's investment performance.

     In general, the more foreign securities a given Fund invests in, the greater its currency management activities are likely to be. Also, the Managed, Aggressive Balanced, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, and Global Bond Funds may use certain of these same types of instruments in currency management strategies that expose those Funds to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Fund's overall exposure to fluctuations in currency values, such strategies could expose those Funds to greater risks of loss and greater volatility than they otherwise would experience.

11.  REALLOCATING A FUND'S ASSETS AMONG ASSET CLASSES

     The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the subadviser may reduce the Fund's holdings in an asset class whose value increases unexpectedly, or may increase the Fund's holdings in an asset class just prior to that asset class experiencing a loss of value. The Managed, Aggressive Balanced, and Global Balanced Funds tend to exercise broad discretion in reallocating assets across asset classes. The Global Bond Fund intends to exercise discretion to reallocate assets across domestic and international asset classes.

     All of the other Funds, with the exception of the Money Market Fund, generally allow the subadviser some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the case of the Managed, Aggressive Balanced, Global Balanced, and Global Bond Funds.

12.  ADOPTING A TEMPORARY DEFENSIVE STRATEGY

     All of the Funds, except the Money Market Fund, may (but are not required to) adopt a defensive investment posture if the subadviser believes the investment environment for the Fund is negative. Such a defensive posture would involve reallocating some or all of a Fund's assets in a manner different from that contemplated by its primary investment objective and strategies.

     Most of the Funds are not limited as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity Fund might temporarily invest in stocks of larger cap companies or in high quality, short term debt securities. A bond Fund might shorten maturities or tighten its investment quality parameters. An international Fund might, for example, limit the countries it would invest in or temporarily invest only in high quality, short-term debt securities in the United States.

     There can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Fund that attempts to adopt a defensive strategy.

13.  INVESTING WITH AN INDEX-BASED OBJECTIVE

     The Equity Index, International Equity Index, and Bond Index Funds expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Funds may carry more risk in times of declining markets than Funds that are more likely to adopt a defensive investment posture in such circumstances by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies.

     Investments in the Equity Index, International Equity Index, and Bond Index Funds each involve the risk that the Fund will be unable to match the performance of its corresponding target index. Each Fund's ability to do so is affected by (a) the size and timing of cash flows into and out of that Fund, (b) the level of the Fund's expenses, including commissions and "spreads," on its portfolio transactions, other portfolio management expenses, and other operating expenses, and (c) the degree of success of the techniques employed by the Fund's subadviser. Further, if the size of a Fund limits the number of issues that the Fund can purchase, or that size is relatively small in relation to cash flows, there is a greater possibility that the Fund may be unable to match the performance of the corresponding target index.

     THE S&P 500 INDEX: The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted -- that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or to any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's "marks" and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's," "S&P ," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equations by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

   THE LEHMAN BROTHERS GOVERNMENT/CREDIT AND AGGREGATE BOND INDEXES: The Lehman Brothers Government/Credit Index (the "Government/Credit Index") is intended to measure the performance of the domestic, fixed-rate investment grade debt market. The Government/Credit Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues, such as GNMA certificates) and (2) all publicly issued, fixed-rate, non-convertible, investment grade, U.S. dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations. Securities in the index generally have at least $150 million par amount outstanding and at least 1 year remaining to maturity.

     The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. The Aggregate Bond Index covers those securities in the Government/Credit Index, plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index"), the Lehman Commercial Mortgage-Backed Securities (ERISA Eligible) Index ("CMBS (ERISA Eligible) Index"), and the Lehman Asset-Backed Securities Index ("ABS Index"). The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association. The CMBS (ERISA Eligible) Index covers ERISA-Eligible CMBS securities. The ABS Index covers several subsectors -- including credit and charge cards, auto, utilities and home equity loans -- and includes pass-through, "bullet," and controlled amortization structures.

     All non-government issues in the Government/Credit Index and the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated by Moody's, BBB by Standard & Poor's Ratings Group ("Standard & Poor's").

   All securities in the Government/Credit Index and the Aggregate Bond Index issued by non-U.S. entities are denominated in U.S. dollars.

     Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust or the insurance products supported by the Trust. Inclusion of a security in the Government/Credit or Aggregate Bond Indexes in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

   THE MSCI EAFE GDP INDEX AND MSCI EMERGING MARKETS FREE ("EMF") INDEX: The MSCI EAFE GDP Index weights countries such that a country with a larger GDP will have a greater weight in the index. Stocks within those countries are capitalization weighted; that is, stocks with a larger capitalization have a greater weight in the index. The MSCI EMF Index is a market capitalization weighted index composed primarily of companies representative of the market structure of Emerging Market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI"). MSCI makes no representation or warranty, express or implied, to the owners of the Trust, or any member of the public regarding the advisability of investing in funds generally or in the Trust or any Fund particularly, or the ability of the MSCI EAFE GDP or MSCI EMF Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE GDP Index, which is determined, composed and calculated by MSCI without regard to the Trust. "Morgan Stanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Trust.

     MSCI has no obligation to take the needs of the Trust or the owners of insurance products supported by the Trust into consideration in determining, composing or calculating the MSCI EAFE GDP or MSCI EMF Indexes. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by the Trust or the timing of the issuance and sale of such products, or in the determination or calculation of the equations by which such products are convertible into cash. MSCI has no obligation or liability to owners of the Trust or of the insurance products supported by the Trust in connection with the administration, marketing or trading of any Fund of the Trust.

     ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

14.  INVESTING ON A NON-DIVERSIFIED BASIS

     The Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced and Global Bond Funds are "non-diversified Funds." Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a single issuer or a limited number of issuers, the value of that Fund's shares may be more volatile and more susceptible to any single economic, political, or regulatory event, or to credit and market risks associated with a single issuer, than would the shares of a diversified Fund.

15.  USING OPTIONS (GENERALLY)

     Most of the Funds may, in varying degrees, use options on the following (which, for simplicity, may be referred to as the "subject" of an option): currencies, securities, equity indexes, interest rate indexes, and financial futures contracts. This Section 15. discusses certain characteristics and risks that are generally common to all of these types of options. The Funds' use of specific types is discussed in Sections 7. - 8. above and 16. - 20. below, including characteristics and risks peculiar to those types of options or the Funds' use of them.

     PURCHASING "CALL" OPTIONS: If a Fund (or anyone else) "purchases" a "call" option, it pays a purchase price (often called a "premium") plus, in most cases, a commission to the broker through whom the purchase was made. In return the Fund (or other purchaser) has the right (but not the obligation), at or before a specified future time (called the "expiration date"), to acquire a specified amount of the option's subject (or the economic equivalent thereof) at a specified price (called the "strike price" or "exercise price"). If the purchaser of an option decides to exercise this right, we say the option has been "exercised." If an option is never exercised before its expiration date, it expires unexercised.

     A Fund (or other purchasers of a call option) may profit in one of two ways. First, the Fund may be able to exercise the call option at a date when the value of the option's subject exceeds the purchase price of the option (including any brokerage commission) plus the exercise price. Whether the Fund will be able to do this depends on how favorable those prices were and how the value of the option's subject has changed since the option was purchased.

     Secondly, a Fund may profit from purchasing an option if the Fund is able to sell the option (unexercised) at a profit sometime before its expiration date. (As a practical matter, such a sale would generally be accomplished by having the Fund sell (i.e., "write") an option identical to the option it owns, thereby "netting out" the Fund's exposure to the position.) Whether such a profit will be possible, of course depends on whether the then market price for the option (less any commission payable on the sale) exceeds the option's purchase price (including any related commission). In this regard, one of the general risks of purchasing options is that, for a variety of reasons, the market price of an option usually does not vary in the same way or to the same extent as the value of the option's subject varies. Therefore, a Fund can lose money purchasing a call option, even if the value of the option's subject increases.

     The basic risk in purchasing an option is that, if the Fund never exercises or sells the option at a profit, the Fund will lose the entire purchase price of the option (plus any related commissions). That is the maximum amount the Fund could lose, however.

     SELLING OR "WRITING" CALL OPTIONS: Selling an option is commonly referred to as "writing" an option. If the Fund (or anyone else) sells ("writes") a call option, it receives the premium (less any commission) paid by the option's purchaser and has the obligation to sell the option's subject to the purchaser at the exercise price if the purchaser exercises the option before it expires.

     The Fund can make a profit writing a call option if the purchaser fails to exercise the option (which usually would happen only if the value of the option's subject were below the exercise price). In this case, the option's purchase price (net of any commissions) would be a profit to the Fund.

     Alternatively, a Fund could profit from writing a call option if it is able to subsequently purchase an identical option that would close out the Fund's position at a profit. This could be done only if the market price of the option then exceeded the Fund's initial purchase price by an amount greater than any commissions payable by the Fund on the purchase or sale transactions. There is a risk, however, that a Fund may be unable to do this, even if the value of the call option's subject has declined. This is because, as noted above, the value of an option does not vary in identical fashion to the value of the option's subject.

     The risk of writing a call option is that, if the value of the option's subject exceeds the option's exercise price, the option is almost sure to be exercised. In that case, the Fund will suffer a loss to the extent that the premium it received for writing the option (net of any commissions), plus the exercise price it receives are less than the value of the option's subject at the time of exercise. Therefore, the higher the value of the option's subject rises, the greater the Fund's potential loss on an option it has written. A Fund could cut off its further exposure in such a case by purchasing an identical call option that would close out its position. The Fund would, however, probably realize a loss on the transaction, because the purchase price it would have to pay for that call option would probably have increased to reflect the increasing value of the option's subject.

     WRITING OPTIONS ON A "COVERED" BASIS. One way for a Fund to limit its risk exposure on call options it has written is to "cover." A call option may be considered "covered" if, as long as the option is outstanding, the writer (seller) of the option owns assets that are identical to, or have the same or similar investment characteristics to, the option's subject. In such a case, if the value of the option's subject increases, the losses that the Fund will incur on the call option it has written will tend to be offset by gains that Fund earns on the assets it is holding to "cover" the option.

     Naturally, the more similar the assets held by the fund are to the option's subject, the more assurance the Fund will have that its losses on call options it has written will be "covered." How similar those assets must be varies depending on the Fund and the type of covered option involved. More details in this regard can be found in Sections 16. - 19. below.

     PURCHASING AND SELLING (WRITING) "PUT" OPTIONS: A "put" option is the same as a call option, except that a Fund (or any other person) that purchases a put option, by paying the purchase price ("premium") has the right to sell (rather than buy) the option's subject for a stated exercise ("strike") price. Conversely, the seller (writer) of a put option receives the premium (net of any commissions) but has the obligation to purchase the option's subject at its exercise price if the option is exercised.

     Thus, if a Fund purchases a put option, its maximum potential loss would equal the purchase price (plus any commissions thereon). On the other hand, if a Fund sells (writes) a put option, the Fund could continue to experience continuing losses while the option is outstanding, to the extent that the value of the subject of the option continues to decline. If the subject lost its value entirely, the Fund's maximum loss would equal the exercise price less the premium (net of any commissions) that the Fund received initially for writing the option. Because of this risk exposure, a Fund that writes a put option may seek to "cover" that option with other assets that it owns. More details about this can be found in Section 16. - 19. below.

     ACCOUNTING FOR OPTIONS: The value of any option that the Fund has purchased, and the amount of the Fund's obligation under any outstanding option it has written, will vary as market prices change. These variations are reflected daily in the Fund's calculation of its net asset value, so that such value always reflects the estimated impact of current market conditions on all of the Fund's option positions.

16.  USING OPTIONS ON SECURITIES IN CERTAIN CONSERVATIVE INVESTMENT STRATEGIES

     Except as otherwise noted below, the general discussion of options in
Section 15. above applies to this Section 16.

     Each of the Funds may write covered call options that are traded on national securities exchanges, except for the Money Market Fund. By "covered" we mean that the Fund will actually own the securities that are the subject of the option.

     The same Funds may purchase "protective" put options that are traded on national securities exchanges. By "protective", we mean that the Fund will actually own the securities that are the subject of the option. If the market value of such underlying securities remains above the option's exercise price, the Fund will, in effect, lose the premium it has paid for the option. The Fund, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying securities falls below the exercise price of the put option.

     LIQUIDITY RISK: The Funds intend to write and purchase options only if the subadviser believes that adequate liquidity exists. If for any reason a Fund cannot, however, close out its open option position when deemed advisable, the Fund's investment performance could be adversely affected.

17. USING FINANCIAL FUTURES CONTRACTS, OPTIONS ON SUCH CONTRACTS AND OPTIONS ON STOCK INDEXES (GENERAL CONSIDERATIONS)

     Most of the Funds may, in varying degrees use financial futures contracts, options on such futures and options on stock indexes. This Section 17 discusses certain characteristics and risks that generally pertain to these instruments, regardless of the specific use to which they are put. The Funds' specific uses are discussed in Sections 7. - 8. above and 18. - 20. below, including specific risks related to those risks.

     FINANCIAL FUTURES CONTRACTS: Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts.

     An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes.

     Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes.

     A currency futures contract is a contract to buy or sell a specified amount of another currency at a future time for a fixed price.

     OPTIONS ON FINANCIAL FUTURES CONTRACTS: The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract having a specified price, if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. If the option purchaser would assume the sale side of the futures contract upon exercise of the option, the option is commonly called a "put" option. If the option writer would assume the sale side, it is commonly called a "call" option. As with other types of options, the party that writes the option receives a premium for doing so, and the party that purchases an option pays a premium therefor. However, there is no exercise (or strike) price, as such. Rather, if the value of the futures contract moves against the writer of the option, so that the option is (or is likely to be) exercised, the option writer, in effect, has the obligation to pay those losses.

     More specifically, an option written by a Fund on a financial futures contract requires the Fund to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a call option) or is less than (in the case of a put option) the price specified in the futures contract to which the option relates. Therefore, if the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the amount of the premium received by the Fund for writing the option.

     STOCK INDEX OPTIONS: After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price. Thus, if the price of the stock index on which an index option is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the premium it received for writing the option.

     Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes.

     MARGIN REQUIREMENTS FOR FUTURES AND OPTIONS: When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or U.S. Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Trust, so that a Fund has a net loss on its outstanding futures contracts for a given day, the Fund generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Trust's obligations have been met, when the futures contract is terminated.

     Similar margin requirements will apply in connection with any transactions in which a Fund writes any options. This includes options on indexes and futures contracts, as well as other types of options.

     CERTAIN RISKS: Financial futures, options thereon, and stock index options, if used by a Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

     The Funds generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the Funds necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, a Fund will more typically close out such futures positions by entering into closing futures contract transactions. Similarly, a Fund may wish to close out an option on a futures contract or an option on an index by entering into an offsetting position in those instruments.

     Generally speaking, entering into closing transactions such as described immediately above would not affect gains and losses of the Fund resulting from market action prior to such closing transactions. Moreover, there is a risk that, at the time a Fund wishes to enter into such a closing transaction, trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange.
Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the subadvisers will seek to avoid situations where these factors would be likely to cause a problem for the Trust, in some cases they could adversely affect particular Fund transactions in these instruments.

     ASSET SEGREGATION REQUIREMENT FOR CERTAIN FUTURES AND OPTIONS POSITIONS: A Fund will maintain at all times in a segregated account with its custodian cash or liquid securities at least equal to the sum of the purchase prices of all of the Fund's open futures purchase positions, plus the current value of the securities underlying all of the Fund's open futures sales positions that are maintained for purposes other than bona fide hedging, plus the exercise price of all outstanding put options on futures contracts written by the Fund, minus the amount of margin deposits with respect thereto as marked to market each day.

18. USING FINANCIAL FUTURES, OPTIONS THEREON, AND STOCK INDEX OPTIONS FOR CERTAIN HEDGING-TYPE STRATEGIES

     This Section 18. should be read against the background of the generally applicable information about options, futures and related risks that appears in Sections 15. and 17. above.

     This Section 18. covers all Funds, except the Money Market Fund. Specifically, except for the Money Market Fund, all Funds may use exchange-traded financial futures contracts and options thereon, and, except for the Active Bond Fund, they also may purchase exchange-traded put or call options on stock indexes, for the purposes discussed below.

     It should be emphasized that none of the Funds is required to use any of these strategies, and doing so is not a principal investment strategy of any of the Portfolios. Therefore, it should not be assumed that any particular Fund will ever necessarily use any of these strategies to a significant extent.

     HEDGING WITH FINANCIAL FUTURES CONTRACTS AGAINST MARKET CHANGES: All Funds covered by this Section 18. (except the Equity Index Fund) may use certain financial futures contracts as a hedge to protect against possible changes in interest rates and security prices.

     Thus, for example, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type owned by them, these Funds (other than the Equity Index Fund) may sell stock index futures contracts. Similarly, to hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities held by them, these Funds (other than the Equity Index, Large Cap Value CORE, and Large Cap Value CORE II Funds) may enter into interest rate futures sale contracts.

     ESTABLISHING MARKET EXPOSURE AND MANAGING CASH FLOW WITH FINANCIAL FUTURES
CONTRACTS: On the other hand, purchasing futures contracts could enable a Fund to take the approximate economic equivalent of a substantial position in bonds or equity securities. Thus, all of the Funds - - with the exception of the Money Market Fund - - may purchase and sell stock index and interest rate futures to maintain market exposure and manage cash flows.

     MANAGING FOREIGN CURRENCY EXPOSURE WITH FOREIGN CURRENCY FUTURES CONTRACTS:
Any Fund may use foreign currency futures contracts to the same extent and in the same manner as it is authorized to use forward foreign exchange contracts in
Section 6. above.


     Using options on futures contracts and options on stock indexes for the foregoing purposes: Each Fund that this Section 18. authorizes to use financial futures contracts also may purchase options on appropriate financial futures contracts and (except for the Active Bond Fund) stock indexes for any purpose and to the extent that it could use financial futures contracts as discussed above.

     LIMITATIONS ON "LONG" POSITIONS FOR CERTAIN FUNDS: The Large Cap Value CORE and Large Cap Value CORE II Funds may not purchase financial futures contracts, except for currency futures. The following limitation applies to the Managed, Aggressive Balanced, Growth & Income, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Fundamental Growth, Mid Cap Blend, and Real Estate Equity Funds. These Funds may purchase financial futures contracts, purchase call options on financial futures options or purchase call options on equity indexes only if (a) they intend to purchase securities (or, in the case of the Aggressive Balanced, Growth & Income, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Fundamental Growth, Mid Cap Blend, and Real Estate Equity Funds, wish to establish or maintain market exposure to securities that the Fund would be authorized to purchase) and (b) the value of such securities are expected to change by approximately the same amount as the value of the futures or options contracts being used to hedge them.

     RISKS OF HEDGING-TYPE STRATEGIES: If, after a Fund establishes a hedge position, the value of the securities or currencies being hedged moves in the opposite direction from that anticipated, the Fund as a whole will perform less well than it would have had it not entered into the futures or option transaction.

     The success of the Funds in using hedging-type techniques depends, among other things, on the subadviser's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the subadviser's ability to select the proper type, time and duration of option or futures contracts. Certain of the subadvisers have limited experience in utilizing these hedging-type techniques, and there can be no assurance that these techniques will produce their intended result.

     The prices of the futures and options contracts used for hedging-type strategies may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by a Fund, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Fund which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. Hedging-type transactions also may be more, rather than less, favorable to a Fund than originally anticipated.

19.  USING OPTIONS AND FUTURES IN POTENTIALLY MORE AGGRESSIVE STRATEGIES

     This Section 19. should be read against the background of the generally applicable information about options, futures, and related risks that appears in
Section 15., 17. and 18. above.

     This Section 19. applies only to the Managed, Aggressive Balanced, Growth & Income, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Growth, Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds. The option and futures strategies discussed in this Section are in addition to those discussed for those (and other) Funds in Sections 7., 8., 16., and 18. above.

     WRITING CERTAIN TYPES OF OPTIONS: The Managed, Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, , Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may write "covered" put options on securities. In addition, the Managed, Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may also write covered put and call options on indexes composed of securities in which the Fund may invest. Such index options may be written in any manner that the Fund in question is authorized to write options on specific securities it owns.

     A put option written by a Fund will be deemed to be "covered" if the Fund maintains in a segregated account with its custodian cash or liquid securities with a value at all times at least equal to the exercise price of the put. Put and call options written by Funds will also be considered to be "covered" to the extent that the Fund's liabilities under these options are fully offset by its rights under put or call options purchased by the Fund.

     PURCHASING CERTAIN TYPES OF OPTIONS. The Managed, Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may purchase put and call options on securities in which it may invest, without specific restriction as to the circumstances of such purchases. Similarly, each of these Funds, as well as the Small/Mid Cap Growth and Short-Term Bond Funds, may purchase put and call options on indexes composed of securities in which the Fund may invest, without specific restriction on the circumstances of such purchases.

     Option purchases of the type covered in the preceding paragraph would have to be consistent with the Fund's investment objective. Also, each of the above-listed Funds is subject to the limitation on certain futures and options transactions described in Section 20.

     USING OPTIONS TRADED OVER-THE-COUNTER OR ON FOREIGN EXCHANGES: The Managed, Aggressive Balanced, Growth & Income, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may also use options on securities and options on indexes that are traded "over-the-counter" or on foreign exchanges, in any manner that they would be permitted to use such options that were traded on domestic exchanges.

These Funds will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. These Funds will treat over-the-counter options they have purchased and assets used to cover over-the-counter options they have written as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

     USING FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS FOR CERTAIN
PURPOSES: The Managed, Aggressive Balanced, Growth & Income, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Growth, Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds may use futures contracts on securities or on market indexes, and options on such futures contracts, without specific restriction on the purposes of such transactions. Nevertheless, such transactions would have to be consistent with the Fund's investment objective.

     There is no specific overall limit on the amount of the assets these Funds may devote to financial futures contracts and options thereon, even if such contracts are not limited to hedging-type transactions. Nevertheless (except through the purchase of options, as discussed below) the Funds will not use these techniques for purpose of "leveraging" the Fund's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Fund, the total amount of assets on deposit as margin to secure options on futures contracts that are not used for bona fide hedging purposes plus the amount of premiums paid by a Fund for such options is (pursuant to the restrictions set forth in Section 20. below) limited to 5% of the Fund's net assets.

     RISKS OF POTENTIALLY MORE AGGRESSIVE OPTIONS AND FUTURES STRATEGIES: As outlined above, the Funds discussed in this Section 19. may engage in types of options and futures transactions not permitted to the other Funds, including over-the-counter options, writing covered put options, and more types of transactions that are not solely for hedging-type purposes or that otherwise may be more speculative. Also, even as to options and futures transactions of a type that are permitted to other Funds, these Funds are, in certain cases, not as limited regarding the amount of their assets that may be so employed. Accordingly, to the extent that these Funds exercise their broader authority to enter into options and futures transactions, they may incur greater risks than the other Funds.

20.  LIMITING THE FUNDS' EXPOSURE TO CERTAIN FUTURES AND OPTION TRANSACTIONS.

     The Equity Index, Large Cap Value, Small Cap Equity, and International Opportunities Funds will not enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of its assets required by commodities exchanges to be on deposit as margin to secure its obligations under futures contracts, plus the amount of premiums paid by the Fund for outstanding options to purchase futures contracts, exceeds 5% of the market value of the Fund's total assets.

     The following limitation applies to all of the Funds that can invest in financial futures contracts or options thereon, other than the Equity Index, Large Cap Value, Small Cap Equity, and International Opportunities Funds: No such other Fund may purchase, sell or write futures contracts or options thereon other than for "bona fide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions, plus the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts, exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

     Nor will any of the Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Small Cap Equity or International Equity Funds enter into any transaction in interest rate, stock index or currency futures, or options thereon, or stock index options, if the value of the securities being hedged by all of such instruments would immediately thereafter be more than one-third of the value of the Fund's total assets. Nor will any Fund consider as "hedging" any transaction that is intended to leverage the Fund's investment exposure to the type of security being hedged or to leverage the Fund's currency exposure.

21.  USING OTHER TYPES OF DERIVATIVE INSTRUMENTS

     The Global Balanced, International Equity Index, and High Yield Bond Funds may engage in "swap" transactions (specifically interest rate, currency and index swaps) and in the purchase or sale of related "caps," "floors," or "collars." The Emerging Markets Equity Fund may also engage in those transactions and, in addition, may engage in equity swap transactions. The Managed and Aggressive Balanced Funds may each invest up to 10% of the respective Fund's total assets (at the time the swap is entered into) in currency and equity swaps for hedging purposes or for currency management strategies as discussed in Section 6 above. The International Equity Fund may invest up to 10% of its total assets (at the time the swap is entered into) in currency and equity swaps, although it will use currency swaps only for hedging purposes. The Global Bond Fund may also use these derivative instruments, but only for currency management strategies as discussed in Section 6. above.

     The nature and risks of these types of transactions are discussed further in the paragraphs that follow.

     INTEREST RATE SWAPS: In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well.

     Provided the contract so permits, a Fund will usually enter into swaps on a "net" basis: that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

     INTEREST RATE CAPS, FLOORS AND COLLARS: The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

     CURRENCY, INDEX AND EQUITY SWAPS, CAPS, FLOORS AND COLLARS: Currency, index, and equity swaps, caps, floors, and collars are similar to those for interest rates described in the two preceding paragraphs above, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in a specified currency, interest rate index, or equity index, as the case may be.

     RISKS AND PURPOSES OF THESE OTHER DERIVATIVES: The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid.

     Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, a Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a Fund will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Fund sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay under such derivative instruments. Finally, of course, a Fund may use these derivative instruments only in ways that are consistent with its investment objective.

     The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the subadviser is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used.

     These instruments are typically not traded on exchanges. Accordingly, there is a heightened risk that the other party to certain of these instruments will not perform its obligations to the Fund. None of the Funds will enter into any swap, cap, floor, or collar, unless the other party to the transaction is deemed creditworthy by the subadviser.

     There also is a risk that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. In recent years, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swaps, caps, floors and collars will be determined by the subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Such determinations will govern whether the instrument will be deemed within the Fund's 15% restriction on investments in securities that are not readily marketable.

     SEGREGATION REQUIREMENTS FOR THESE DERIVATIVES: Each Fund will maintain cash or liquid high grade debt securities in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

22.  INVESTING IN OTHER INVESTMENT COMPANIES

     Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which that Fund may otherwise invest. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including advisory and administration fees, except as specifically stated otherwise in the paragraphs that follow.

     USING OTHER INVESTMENT COMPANIES TO GAIN EXPOSURE TO CERTAIN FOREIGN
SECURITIES: Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical (or only way) for a Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company," regardless of whether such "passive foreign investment company" makes distributions to the Fund.

     The International Equity Index Fund is likely to invest in closed-end investment companies known as "country funds" or passive foreign investment companies. (A "closed end" company is one whose shares can generally be disposed of only in market transactions, as opposed to redemptions. An "open end" company is one whose shares are freely redeemable.)The International Equity Fund may also purchase shares of investment companies investing primarily in foreign securities, including country funds.

     The Large Cap Value CORE, Large Cap Value CORE II, and International Equity Funds may invest in iShares/(sm)/ (formerly called World Equity Benchmark Shares or "WEBS") and other investment company securities that represent a similar interest in securities included in a foreign securities index. iShares/(sm)/ are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. iShares/(sm)/ are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares/(sm)/ are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares/(sm)/ on the AMEX. To date, iShares/(sm)/ have traded at relatively modest discounts and premiums to the NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares/(sm)/ for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares/(sm)/ will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares/(sm)/ should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares/(sm)/ as part of its investment strategy.

     INVESTING IN STANDARD & POOR'S DEPOSITARY RECEIPTS (SPDR'S): The Equity Index, Large Cap Value CORE, Large Cap Value CORE II, and Small/Mid Cap CORE Funds may, consistent with their investment objectives, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is a regulated investment company that is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs.

     INVESTING IN MONEY MARKET FUND SHARES: A Fund may also invest in money market funds managed by its subadviser in reliance upon an exemptive order received by its subadviser from the SEC. Such exemptive orders may permit funds managed by the subadviser to invest in money market funds managed by it, to an extent in excess of amounts otherwise permitted by the Investment Company Act. The subadviser to the Mid Cap Growth Fund will remit the fees it receives from money market funds it manages, to the extent such fees are based on the Mid Cap Growth Fund's assets, to the Mid Cap Growth Fund. Nor are the Large Cap Value, Small Cap Value and International Opportunities Funds charged any investment management fees for investments in money market funds managed by their subadvisers.

23.  PURCHASING "WHEN ISSUED" SECURITIES AND FORWARD COMMITMENTS

     All Funds (other than the Growth & Income and Money Market Funds) may purchase securities on a when issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest accrues to the purchaser during this period.

     In addition, these Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if its subadviser deems it appropriate to do so.

     ASSET SEGREGATION REQUIREMENT FOR THESE TRANSACTIONS. Each Fund will maintain in a segregated account with its custodian cash or liquid securities that at all times equal the amount of its when issued and forward commitments.

24.  SHORT-TERM TRADING

     All Funds can use short-term trading of securities as a means of managing their portfolios to achieve their investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time, in some instances for less than three months. A Fund may engage in short-term trading to the extent that the subadviser believes the transactions, net of costs (including commissions, if any), will benefit the Fund. Generally speaking, short-term trading can be expected to generate expenses for a Fund that would not be incurred by a Fund that did not engage in that practice.

25.  ENTERING INTO REPURCHASE AGREEMENTS

     All of the Funds may enter into repurchase agreements.

     A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (e.g., 7 days), subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

     The Managed, Growth & Income, Large Cap Growth, Real Estate Equity, Active Bond, and Money Market Funds may not invest in repurchase agreements maturing in more than 7 days. No other Fund will invest in repurchase agreements maturing in more than 7 days if that investment, together with any other investments deemed "illiquid," would exceed 15% of the Fund's net assets.

     Each Fund has a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian or sub-custodian, either physically or in book-entry form, and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully "collateralized" at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, however, the Fund could experience delays in liquidating the underlying securities and could experience losses (including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights).

26.  PARTICIPATING IN JOINT TRADING ACCOUNTS

     John Hancock has established a "joint trading account" that all Funds, in the discretion of their subadvisers, can use to invest relatively small amounts of cash on a more favorable basis than they could do individually. John Hancock is responsible for investing the aggregate cash balances in the joint trading account into one or more repurchase agreements, as described in Section 25. above, or in other money market instruments. The joint trading account was established pursuant to an order of the SEC and all of the Funds (except the Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth Fund, Small/Mid Cap CORE, Small Cap Growth, International Equity, and Money Market Funds) regularly participate in it.

     Each Fund is also free to participate in any similar joint trading account that their subadviser operates for mutual fund assets managed by it. These other joint trading accounts would be operated pursuant to their own SEC exemptive orders, and the following Funds regularly participate in such other joint trading accounts: the Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, and International Equity Funds.

     In each case, the subadviser that operates one of these joint trading accounts is responsible for ensuring that all repurchase agreements acquired through these accounts are at all times fully collateralized.

27.  LENDING OF FUND SECURITIES

     In order to generate additional income, all Funds may, and most do, lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income (if any) on the loaned securities, as well as additional compensation for making the loan. Cash collateral may be invested in short-term securities, which will increase the current income of the Fund. Such loans will not be for more than 60 days and will be terminable by the Fund at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

     Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Fund may incur a loss. However, most of the Funds' loans of securities are pursuant to an arrangement with State Street Bank & Trust Company, the Trust's primary custodian. Under these arrangements, State Street Bank & Trust Company guarantees the Trust against any loss or damages that any Fund incurs as a result of the borrower failing to return the Fund's securities in accordance with the terms of the loan. No Fund will lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

28.  USING REVERSE REPURCHASE AGREEMENTS AND MORTGAGE "DOLLAR ROLLS"

     The Short-Term Bond and Money Market Funds may enter into reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions (discussed below). In a reverse repurchase agreement, the Fund sells a security and enters into an agreement to repurchase the security at a specified future date, but at a lower price. The Fund generally retains the right to interest and principal payments on the security, as well as use of the proceeds while the repurchase agreement is outstanding.

     The Managed, Aggressive Balanced, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Balanced, and Global Bond Funds may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities at a specified future date and price. While the Fund foregoes principal and interest paid on the mortgage-backed securities during the "roll" period, the Fund is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any return earned on the proceeds of the initial sale.

     The mortgage dollar rolls and reverse repurchase agreements entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions could be considered to involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Trust does not believe that such arbitrage transactions present the risks to the Fund that are associated with other types of leverage.

     ASSET SEGREGATION REQUIREMENTS FOR REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS: Each Fund will set aside in a segregated account with its custodian liquid assets that at all times are at least equal to its obligations under outstanding reverse repurchase agreements and mortgage dollar rolls it has entered into.

29.  INVESTING IN RULE 144A AND ILLIQUID SECURITIES

     All Funds may purchase unregistered securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Case-by-case determinations are made whether each issue of Rule 144A securities owned by the Fund is an illiquid security.

     If illiquid, a Rule 144A security may not be purchased by the Money Market Fund. Nor may the Money Market Fund purchase any other investments that are deemed to be illiquid, if the total of all its illiquid assets would be more than 10% of its net assets. Each Fund other than the Money Market Fund, however, may purchase illiquid Rule 144A securities, or other illiquid assets if, and only if, the total of all the Fund's illiquid assets would not thereby be made to exceed 15% of the Fund's net assets.

30.  INVESTING IN CONVERTIBLE SECURITIES AND WARRANTS
     ------------------------------------------------

     Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

31.  INVESTING IN INITIAL PUBLIC OFFERINGS ("IPOS")

     Some Funds of the Trust have the ability to invest in IPOs. IPO investments may be more volatile than other types of investments and a Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. The actual effect of IPOs on performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that a Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance in the future.


                THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Funds' investment objectives and strategies may, in general, be changed without the approval of shareholders.

In a few cases, however, the Investment Company Act requires such approval. In addition, the Trust has adopted as "fundamental" the below-listed restrictions relating to the investment of each Fund's assets. That these restrictions are "fundamental" policies means that they may not be changed for any Fund without the approval of a majority of the outstanding voting shares of each affected Fund. (The term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.)

     To the extent the Trust's prospectus or this Statement of Additional Information anywhere sets forth investment restrictions more restrictive than the fundamental restrictions described below, the more restrictive limitation controls; but any such more restrictive limitation may be changed without any shareholder approval, subject to the below fundamental restrictions.

     As a matter of fundamental policy, no Fund will:

     (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust or an interest in a pool of real estate mortgage loans is not treated as an interest in real estate. Investments of the type permitted in the Real Estate Equity Fund are not deemed interests in real estate for the purposes of this restriction.

     (2) Make loans, other than through the acquisition of obligations in which the Fund may invest consistent with its objective and investment policies, except that each Fund may lend portfolio securities not having a value in excess of 33 1/3% of the Fund's total assets.

     (3) Invest in commodities or in commodity contracts or in puts, calls or a combination of both, except that

         (A) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Growth, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Active Bond II, Bond Index, Global Bond, and High Yield Bond Funds may

   (i) write call options on, and purchase put options covered by, securities held by them and purchase and sell options to close out positions thus established, provided that no such covered call or put option position will be established in the Large Cap Growth Fund if more than one-third of the Fund's total assets would immediately thereafter be subject to such call and put options,

   (ii) purchase options on stock indexes and write such options to close out positions previously established, and

   (iii) enter into financial futures contracts or purchase options on such contracts, and effect offsetting transactions to close out such positions previously established; provided that, (a) as to the Large Cap Value, Large Cap Growth, Large/Mid Cap Value II, and Small Cap Equity Funds, no position in financial futures, options thereon or options on securities indexes will be established if, immediately thereafter, the then-current aggregate value of all securities owned or to be acquired by the Fund which are hedged by such instruments exceeds one-third of the value of its total assets and (b) as to the Large Cap Value, Equity Index, Large/Mid Cap Value II, Small Cap Equity, and International Opportunities Funds, no futures position or position in options on futures will be established if, immediately thereafter, the total of the initial margin deposits required by commodities exchanges with respect to all open futures positions at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the Fund's total assets;

         (B) with respect to the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds, forward foreign exchange contracts, forward commitments, and when issued securities are not deemed to be commodities or commodity contracts or puts or calls for the purposes of this restriction;

         (C) the Managed, Aggressive Balanced, Mid Cap Growth, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may, in addition to the activities permitted in (A) and (B) above,

   (i) write put and call options on securities and market indexes, if such positions are covered by other securities or outstanding put and call positions of the Fund, and purchase put and call options to close out any positions thus established, and

   (ii) enter into futures contracts on securities or market indexes, or purchase or write put or call options on such futures contracts, for hedging or speculative (non-hedging) purposes, and enter into offsetting transactions to close out any positions thus established; provided that none of these Funds may purchase, sell or write such futures or options other than for bona fide hedging purposes if immediately thereafter the Fund's margin deposits on such non-hedging positions, plus the amount of premiums paid for outstanding options on futures contracts that are not for bona fide hedging purposes (less any amount by which any such option is "in the money" at the time of purchase) exceeds 5% of the market value of the Fund's net assets;

         (D) the Large Cap Growth, Active Bond and Active Bond II Funds may enter into futures contracts and purchase or write options thereon to the same extent as is permitted in (C)(ii), above, with respect to the Funds listed therein, and the Growth & Income, Real Estate Equity, and Health Sciences Funds may enter into futures contracts and purchase or write options thereon to the same extent as if permitted in (A)(iii) and (C)(ii) above; and

         (E) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Active Bond II, Global Bond, and High Yield Bond Funds may purchase or write put or call options on foreign currencies, may purchase put or call options on securities, and may enter into closing transactions with respect to any of such options.

     (4) Engage in the underwriting of securities of other issuers, except to the extent the Fund may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933 securities which it has acquired.

     (5) Borrow money, except from banks as a temporary measure where such borrowings would not exceed 5% of the market value of total assets of the Fund as of the time each such borrowing is made, or 10% as to the Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Growth, Mid Cap Blend, Small/Mid Cap CORE, Small Cap Value, Health Sciences, International Equity Index, International Equity, Emerging Markets Equity, Bond Index, Active Bond II and High Yield Bond Funds, subject to a non-fundamental policy that none of these Funds will make additional investments at any time when such borrowings plus any amounts payable by the Fund under reverse repurchase agreements exceed 5% of that Fund's total assets.

     (6) Except as set forth in the following sentence, neither the Managed and Active Bond Funds, nor the Growth & Income, Large Cap Growth, Real Estate Equity, or Money Market Funds may purchase securities which are subject to legal or contractual delays in or restrictions on resale. The Managed, Growth & Income, Large Cap Growth, Real Estate Equity, and Active Bond Funds may, however, purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, subject to a non fundamental restriction limiting all illiquid securities held by each Fund to not more than 15% of the Trust's net assets.

     (7) Purchase securities on margin, except for short-term credits as may be necessary for the clearance of purchases or sales of securities, or effect a short sale of any security. Neither the use of futures contracts as permitted by restriction (3), above nor the use of option contracts as permitted by restriction (3) above, shall be deemed to be the purchase of a security on margin.

     (8) Invest for the purpose of exercising control over or management of any company.

     (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission ("SEC") or of a plan of reorganization, purchase or otherwise acquire any security issued by an investment company if the Fund would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Fund's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Fund's total assets, or (d) together with investment companies having the same investment adviser as the Fund (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company. A real estate or mortgage investment trust is not considered an investment company. This restriction (9) does not apply to the Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Health Sciences, International Equity, Global Balanced, International Opportunities, Emerging Markets Equity, Bond Index, Active Bond II, Global Bond, or High Yield Bond Funds.

     (10) Purchase securities of any issuer, if (a) with respect to 75% of the market value of its total assets, more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the United States Government or its agency or instrumentality, or (b) such purchase would result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction (10) does not apply to the Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Mid Cap Growth, Health Sciences, Global Balanced, or Global Bond Funds.

     (11) Issue senior securities. For the purposes of this restriction, the following shall not be deemed to be the issuance of a senior security: the use of futures contracts as permitted by restriction (3), above; the use of option contracts as permitted by restriction (3), above; and the use of foreign currency contracts.

     The Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds will not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of its total assets taken at market value. For the purpose of this restriction, telephone, water, gas and electric public utilities are each regarded as separate industries, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parent. In conformity with its understanding of current interpretations of the Investment Company Act by the staff of the SEC, the Trust, as a non-fundamental policy, interprets this limitation not to apply to securities issued by the Federal government, or state and local governments within the U.S., or political subdivisions thereof; but this exception does not apply to securities of foreign government entities. If these interpretations change, however, the Trust may modify its practices to conform to such changes.

     For purposes of any restrictions or limitation to which the Trust is subject, no Fund, by entering into any futures contract or acquiring or writing any option thereon or on any security or market index, shall be deemed

     (1) to have acquired or invested in any securities of any exchange or clearing corporation for any such instrument or

     (2) to have acquired or invested in any debt obligations or in any stocks comprising indexes on which such instrument is based, but which the Fund does not hold directly in its portfolio.

                  BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The following table provides information about the members of the Board of Trustees and the officers of the Trust:

NAME, ADDRESS AND AGE                POSITIONS HELD WITH TRUST     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                -------------------------     ----------------------------------------------
Michele G. Van Leer* (age 43)        Chairman and Trustee          Senior Vice President, Product Management, John
John Hancock Place                                                 Hancock Life Insurance Company; Vice Chairman,
Boston, Massachusetts 02117                                        President & Director, John Hancock Variable
                                                                   Life Insurance Company


Thomas J. Lee* (age 46)              Vice Chairman, President      Vice President, Life and Annuity Services, John
John Hancock Place                   and Trustee                   Hancock Life Insurance Company; Vice President
Boston, Massachusetts 02117                                        & Director, John Hancock Variable Life
                                                                   Insurance Company


Elizabeth G. Cook (age 63)           Trustee                       Expressive Arts Therapist (Clients:
85 East India Row                                                  Massachusetts General Hospital, Dana-Farber
Boston, Massachusetts 02110                                        Cancer Institute); President, The Advertising
                                                                   Club of Greater Boston


Diane C. Kessler (age 54)            Trustee                       Executive Director, Massachusetts Council of
325 Parker Street                                                  Churches
Newton Centre, Massachusetts 02159

Robert Verdonck (age 55)             Trustee                       Chairman, President and Chief Executive
One Bennington Street                                              Officer, East Boston Savings Bank
East Boston, Massachusetts
02128

Hassell H. McClellan (age 55)        Trustee                       Associate Professor and Graduate Dean, The
Boston College                                                     Wallace E. Carroll School of Management, Boston
Graduate School of Management                                      College
140 Commonwealth Avenue
Chestnut Hill, Massachusetts
02467


Raymond F. Skiba (age 55)            Treasurer                     Director, Fund Financial Management, John
John Hancock Place                                                 Hancock Funds, Inc.
Boston, Massachusetts 02117

Karen Q. Visconti (age 47)           Secretary                     Senior Marketing Consultant, Life Product
John Hancock Place                                                 Management, John Hancock Life Insurance Company
Boston, Massachusetts  02117


* Ms. Van Leer and Mr. Lee are the only Trustees who are "interested persons" as defined in the Investment Company Act.

     Certain members of the Trust's Board of Trustees may own either variable annuity contracts or variable life insurance policies that are supported by one of the Separate Accounts and, in that sense, have an interest in shares of the Trust.

The combined interest of all the Trust's officers and Trustees, however, does not aggregate as much as 1% of any Fund's net assets.

     Compensation paid by the Trust to its current disinterested
Trustees during 2000 was as follows:

                    Ms. Cook         $52,100
                    Ms. Kessler      $47,800
                    Mr. Verdonk      $51,300
                    Mr. McClellan    $43,900

The Trust paid no compensation to any other officer or Trustee. Mr McClellan did not become a Trustee until February 16, 2000.

                       INVESTMENT ADVISORY ARRANGEMENTS

THE TRUST'S INVESTMENT ADVISORY ARRANGEMENTS WITH JOHN HANCOCK

     John Hancock, the Trust's investment adviser, is a Massachusetts corporation. Until February 1, 2000, John Hancock was a mutual life insurance company. Now, it is a subsidiary of John Hancock Financial Services, Inc., a publicly-traded holding company. John Hancock provides advisory services to the Funds pursuant to several investment advisory agreements. The Trust is party to each of these investment advisory agreements with John Hancock.

     The Trust pays John Hancock investment advisory fees at the following rates:

                                JOHN HANCOCK'S INVESTMENT ADVISORY FEE
                                AS AN ANNUAL PERCENTAGE OF EACH PORTION
FUND                            OF THE FUND'S AVERAGE DAILY NET ASSETS
----                            --------------------------------------
Managed                         .74% of first $500 million; .68% of next $500 million; .65% above $1 billion

Large Cap Growth                .40% of first $500 million; .35% of next $500 million; .30% above $1 billion

Growth & Income                 .71% of first $150 million; .69% of next $150 million; .67% above $300 million

Aggressive Balanced             .675% of first $250 million; .625% of next $250 million; .60% above $500 million

Large Cap Value CORE            .75% of first $50 million; .65% of next $150 million; .60% above $200 million

Large Cap Value CORE II         .75% of first $50 million; .65% of next $150 million; .60% above $200 million

Large Cap Aggressive Growth     1.00% of first $10 million; .875% of next $10 million; .75% above $20 million

Active Bond                     .70% of first $100 million; .65% of next $150 million; .61% of next $250 million;
                                .58% of next $500 million; .55% above $1 billion
Active Bond II                  .70% of first $100 million; .65% of next $150 million; .61% of next $250 million;
                                .58% of next $500 million; .55% above $1 billion

Money Market                    .25%

Small Cap Growth                .75%

Large Cap Value                 .75%

Equity Index                    .15% of first $75 million; .14% of next $50 million; .13% above $125 million

Large/Mid Cap Value             .95% of first $25 million; .85% of next $25 million; .75%  of next $50 million;
                                65% above $100 million

                                JOHN HANCOCK'S INVESTMENT ADVISORY FEE
                                AS AN ANNUAL PERCENTAGE OF EACH PORTION
FUND                            OF THE FUND'S AVERAGE DAILY NET ASSETS - CONTINUED
----                            --------------------------------------------------
Large/Mid Cap Value II          .95% of first $25 million; .85% of next $25 million; .75%  of next $50 million;
                                 65% above $100 million
Small Cap Equity                .90% of first $150 million; .75% of next $150 million; .65% of next $200 million;
                                .60% above $500 million
Mid Cap Growth                  .85% of first $100 million; .80% above $100 million

Fundamental Growth              .90% of first $250 million; .85% above $250 million

Real Estate Equity              1.10% of first $50 million; 1.00% of the next $50 million; .90% of the next $100 million; .80% above $200 million

Health Sciences                 1.00% of first $250 million; .95% above $250 million

Mid Cap Blend                   .75% of first $250 million; .70% of next $250 million; .65% above $500 million

Small/Mid Cap Growth            .75% of first $250 million; .70% of next $250 million; .65% above $500 million

Small Cap Value                 .95%

Small/Mid Cap CORE              .80% of first $50 million; .70% above $50 million

Global Balanced                 1.05% of first $150 million; .95% of next $150 million; .80% of next
                                $200 million; .75% above $500 million

International Equity Index      .18% of first $100 million; .15% of next $100 million; .11% above $200 million

International Equity            1.00% of first $50 million; .95% of next $150 million; .90% above $200 million

International Opportunities     1.00% of first $20 million; .85% of next $30 million; .75% above $50 million

Emerging Markets Equity         1.30% of first $10 million; 1.20% of next $140 million; 1.10% above $150 million

Short-Term Bond                 .30%

Bond Index                      .15% of first $100 million; .13% of next $150 million; .11% above $250 million

Global Bond                     .85% of first $150 million; .80% of next $150 million; .75 of next $200 million;
                                .70% above $500 million

High Yield Bond                 .65% of first $100 million; .60% of next $100 million; .50% above $200 million

     Under its investment advisory agreements with the Trust, John Hancock advises the Trust in connection with policy and strategy decisions; provides administration of much of the Trust's day-to-day operations; serves as the Trust's transfer agent and dividend disbursing agent; prepares the Trust's financial statements; maintains records required by the Investment Company Act of 1940; and supervises activities of the subadvisers (discussed below) and of other service providers to the Trust. John Hancock also provides the Trust with office space, supplies and other facilities required for the business of the Trust. John Hancock pays the compensation of Trust officers and employees and the expenses of clerical services relating to the administration of the Trust. To the extent that any administrative or legal services for the Trust are provided by John Hancock's Law Department, however, John Hancock charges the Trust separately, and the Trust pays such charges in accordance with the terms of the investment advisory agreements.

     All other expenses not expressly assumed by John Hancock under the investment advisory agreements are paid by the Trust. These include, but are not limited to, the Trust's taxes (if any); custodian fees; auditing fees; brokerage commissions; advisory fees; the compensation of Trustees who are not affiliated with John Hancock; the Trust's fidelity bond coverage; the costs of printing and distributing annual and semi-annual reports and voting materials to holders of variable annuity contracts and variable life insurance policies that participate in the Trust; tabulating votes; fees for certain accounting, valuation, and compliance services; legal fees; SEC registration costs; proxy costs; costs of organizing any new Funds; and other expenses related to the Trust's operations.

THE TRUST'S ARRANGEMENTS WITH SUBADVISERS

     Set forth below are the names to the Funds' subadvisers and certain persons who may control them.

                  SUBADVISER                                                                    GENERAL NATURE
                AND THE FUNDS               SUBADVISER'S                                              OF
                  IT MANAGES             CONTROLLING PERSON      BASIS OF CONTROL         CONTROL PERSON'S BUSINESS
       --------------------------------  ------------------   -----------------------  --------------------------------

   1.  Independence Investment LLC       John Hancock         Indirectly owns 100%     Financial services holding
       (Managed, Growth & Income,        Financial Services   of voting stock          company
       Large Cap Growth, Real Estate     Inc.
       Equity, Short-Term Bond,
       Aggressive Balanced, Mid-Cap      John Hancock         Indirectly owns          Life insurance and other
       Blend and International Equity    Life Insurance       100% of voting stock     financial services provided
       Index Funds)                      Company                                       directly or through subsidiaries

   2.  John Hancock Advisers, Inc.       Same as 1. above.
       (Small Cap Growth, Active Bond
       and Active Bond II Funds)

   3.  SSgA Funds Management, Inc.       State Street         Owns 100% of the         Financial services holding
       (Equity Index Fund)               Corporation          subadviser               company

   4.  T. Rowe Price Associates, Inc.    T. Rowe price        Owns 100% of the         Publicly traded financial
       (Large Cap Value and Small Cap    Group, Inc.          subadviser               services holding company
       Value Funds)

                  SUBADVISER                                                                    GENERAL NATURE
                AND THE FUNDS               SUBADVISER'S                                              OF
            IT MANAGES--CONTINUED        CONTROLLING PERSON      BASIS OF CONTROL         CONTROL PERSON'S BUSINESS
       --------------------------------  ------------------   -----------------------  --------------------------------

   5.  Janus Capital Corporation         Stilwell             Indirectly owns 88.7%    Publicly traded financial asset
       (Mid Cap Growth Fund)             Financial, Inc.      of the subadviser        management company
                                                              Owns 6.2% of the
                                         Thomas H. Bailey     subadviser and, by       CEO and Chairman of the Board,
                                                              contract, may elect      Janus Capital Corporation
                                                              majority of the
                                                              subadviser's directors
                                                              (subject to approval
                                                              of Stilwell Financial,
                                                              Inc.)

   6.  Goldman Sachs Asset Management    Goldman, Sachs &     The subadviser is a      Publicly traded investment
       (Small/Mid Cap CORE, Large Cap    Co.                  unit of the Investment   banking and financial services
       Value CORE, Large Cap Value                            Management Division of   company
       CORE II and International                              Goldman, Sachs & Co.
       Equity Funds)

   7.  T. Rowe Price International,      T. Rowe              Indirectly owns 100%     Publicly traded financial
       Inc. (International               PriceGroup, Inc.     of the subadviser        services holding company
       Opportunities Fund)

   8.  Morgan Stanley Dean Witter        Morgan Stanley       Directly owns 100% of    Publicly traded financial
       Investment Management Inc.        Dean Witter & Co.    voting stock             services company
       (Emerging Markets Equity  and
       Real Estate Equity Funds)

   9.  Mellon Bond Associates, LLP       Mellon Financial     Directly owns 100% of     Bank holding company
       (Bond Index Fund)                 Corporation          the subadviser

  10.  Wellington Management Company,    Laurie A. Gabriel;   Managing Partners         Investment management
       LLP (High Yield Bond, Small/Mid   Duncan M.
       Cap Growth, Large/Mid Cap         McFarland;
       Value, Large/Mid Cap Value II     John R. Ryan
       and Money Market Funds)

  11.  Alliance Capital Management,      AXA Financial,       AXA and its               Life insurance and other
       LLP (Large Cap Aggressive         Inc. ("AXA")         subsidiaries owned        financial services
       Growth)                                                (as of 10/2/00) 55.38%
                                                              partnership interest
                                                              in the subadviser

  12.  Capital Guardian Trust Company    The Capital Group    The subadviser is an     Financial services holding
       (Managed, Small Cap Equity,       Companies, Inc.      indirect wholly owned    company
       Global Balanced and Global Bond   ("CGCI")             subsidiary of CGCI
       Funds)
  13.  Putnam Investment Management,     Marsh & McLennan     The subadviser is an     Publicly owned holding company
       LLC                               Companies, Inc       indirect wholly owned    whose principal businesses are
       (Growth & Income, Fundamental     (Marsh")             subsidiary of Marsh      international insurance and
       Growth and Health Sciences                                                      reinsurance brokerage,
       Funds)                                                                          employment benefit counseling
                                                                                       and investment management


Set forth below are the sub-advisory fees that John Hancock pays the subadvisers for each Fund. THE BELOW FEES ARE PAID BY JOHN HANCOCK AND NOT BY THE FUNDS.


                                                  SUBADVISORY FEES PAYABLE BY JOHN HANCOCK,
          FUND                             AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
-------------------------  ---------------------------------------------------------------------------------------
Managed                    Assets managed by Independence Investment Associates, Inc. :  .30% of first $500 million;
                           .2625% of next $500 million; and .2250% above $1 billion
                           Assets managed by Capital Guardian Trust Company :  .50% of first $150 million;
                           .45% of next $150 million; .30% of next $200 million; and .25% above $500 million

Large Cap Growth,          .30% of first $500 million; .2625% of next $500 million; and .225% above $1 billion

Growth & Income            Assets managed by Independence Investment Associates, Inc. :  .1875%
                           Assets managed by Putnam Investment Management, Inc. :  .50% of first $150 million;
                           .45% of next $150 million; and .35% above $300 million

Active Bond                .25% of first $100 million; .20% of next $150 million; .16% of next $250 million;
                           .125% of next $500 million; and .10% above $1 billion

Active Bond II             .25% of first $100 million; .20% of next $150 million; .16% of next $250 million;
                           .125% of next $500 million; and .10% above $1 billion

Real Estate Equity         Assets managed by Independence Investment Associates, Inc. :  .30% of first
                           $300 million; .25% of next $500 million; and .20% above $800 million
                           Assets managed by Morgan Stanley Dean Witter Investment Management Inc.:  .70% of
                           first $50 million; .60% of next $50 million; .50% of next $100 million; and .40% above
                           $200 million

Health Sciences            .55% of first $250 million; and .50% above $250 million

Short-Term Bond            .19% of first $250 million; .17% of next $250 million; and .15% above $500 million

Aggressive Balanced        .325% of first $250 million; .275% of next $250 million; and .25% above $500 million

Mid Cap Blend              .40% of first $250 million; .35% of next $250 million; and .30% above $500 million


                                                  SUBADVISORY FEES PAYABLE BY JOHN HANCOCK,
     FUND--CONTINUED                AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS--CONTINUED
-------------------------  ---------------------------------------------------------------------------------------
Small Cap Growth           .50%

Equity Index               .07% of first $75 million; .06% of next $50 million; .05% of next $275 million; and
                           .03% above $400 million

Large Cap Value            .40%

Mid Cap Growth             .60% of first $100 million;  .55% of the next  $400 million; and .45% above $500 million

Small/Mid Cap              .60% of first $50 million; and .50% above $50 million
CORE

Large Cap Value            .40% of first $50 million; .30% of next $150 million; and .25% above $200 million
CORE

Large Cap Value            .40% of first $50 million; .30% of next $150 million; and .25% above $200 million
CORE II

International Equity       .60% of first $50 million; .55% of next $150 million; and .50% above $200 million

Small Cap Equity           .65% of first $150 million; .50% of next $150 million;.40% of next $200 million; and
                           .35% above $500 million
Small Cap Value            .60%

Global Balanced            .65% of first $150 million; .55% of next $150 million; .40 of next $200 million; and
                           .35% above $500 million

International Equity       .125% of first $100 million; .10% of next $100 million; and .06% above $200 million
Index

International              .75% of first $20 million; .60% of next $30 million; .50% of next $150 million; and

Opportunities              .50% of all assets if the Fund reaches $200 million of net assets

Emerging Markets           1.10% of first $10 million; .90% of next $140 million; and .80% above $150 million.
Equity

Bond Index                 .08% of first $100 million; .06% of next $150 million; and .04% above $250 million

Global Bond                .40% of first $150 million; .35% of next $150 million; .30% of next $200 million; and
                           .25% above $500 million

High Yield Bond            .50% of first $100 million; .45% of next $100 million; and .35% above $200 million.

Small/Mid Cap              .55% of first $100 million; .45% of next $100 million; and .40% above $200 million
Growth

Large/Mid Cap              .60% of first $25 million; .50% of next $25 million; .40% of next $50 million; and
Value                      .30% above $100 million



                                                  SUBADVISORY FEES PAYABLE BY JOHN HANCOCK,
     FUND--CONTINUED                AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS--CONTINUED
-------------------------  ---------------------------------------------------------------------------------------
Large/Mid Cap              .60% of first $25 million; .50% of next $25 million; .40% of next $50 million; and
Value II                   .30% above $100 million

Large Cap                  .75% of first $10 million; .625% of next $10 million; and .50% above $20 million
Aggressive Growth

Fundamental Growth         .50% of first $250 million; and .45% above $250 million

Money Market               .09% of first $250 million; .05% of next $500 million; and .02% above $750 million

Dollar Amounts of Advisory Fees, Subadvisory Fees, and Expense Reimbursements

     Set out below are the dollar amounts of advisory fees that the Trust paid to John Hancock and the subadvisory fees that John Hancock paid to subadvisers for the past three years:


FUND                                            INVESTMENT ADVISER                                  SUBADVISERS*
----                                   ------------------------------------             --------------------------------------
                                       2000            1999            1998             2000            1999            1998
                                       ----            ----            ----             ----            ----            ----
Aggressive Balanced.......      $   103,557          23,956              --       $   50,277          11,118              --
Managed...................       12,069,024      10,789,553       9,825,708        7,988,141       8,001,416       7,369,096
Growth & Income...........       12,188,384       9,806,770       7,959,851        7,674,810       7,269,220       5,970,179
Equity Index..............          682,347         448,044         270,965          252,856         181,624         134,418
Large Cap Value...........        1,222,357       1,087,807         746,229          811,804         710,068         497,498
Large Cap Value CORE......           81,748          13,622              --           43,874           6,990              --
Large Cap Value CORE II...           22,112                                           11,056
Large Cap Growth..........        4,955,653       4,378,106       3,445,963        3,756,913       3,250,179       2,584,378
Large Cap Aggressive
   Growth.................          214,471          38,421              --          156,294          27,498              --
Large/Mid Cap Value.......           87,948          16,857              --           55,933          10,259              --
Large/Mid Cap Value II....          829,660         735,223         708,164          522,783         469,451         486,843
Mid Cap Growth............        4,303,524       1,646,277         506,917        3,001,588       1,119,977         357,811
Real Estate Equity........          946,388         835,184       1,071,226          473,629         413,496         535,611
Small/Mid Cap Growth......        1,382,046       1,360,053       1,490,558          939,041         902,527         993,730
Fundamental Growth........          249,227          17,491              --          144,847           9,805              --
Mid Cap Blend.............           83,854          13,034              --           44,970           6,703              --
Small/Mid Cap CORE........          131.301          47,616          24,490           99,006          35,177          18,367
Small Cap Equity..........          602,274         512,633         444,992          409,844         348,363         305,920
Small Cap Value...........          126,890          15,837              --           87,204          10,454              --
Small Cap Growth..........        1,965,285         732,594         420,449        1.319,650         478,916         280,306
Global Balanced...........          261,293         253,044         235,511          149,889         147,136         138,538
International Equity Index          354,066         313,649         503,992          240,625         210,822         339,357
International Equity......          139,438          35,992              --           84,469          20,788              --
International
   Opportunities..........          819,520         582,128         440,905          589,537         409,561         821,925
Emerging Markets                                                                     408,779
   Equity.................          523,867         182,265          67,915                          145,114          57,466
Short-Term Bond...........          220,826         216,170         192,680          114,279         135,464         122,022
Bond Index................           72,662          48,433          26,490           39,093          25,498          14,128
Active Bond...............        2,573,480       2,214,912       2,127,466        1,534,969       1,643,765       1,595,666
Active Bond II............           18,261                                            7,826
Global Bond...............          467,803         488,070         328,177          290,135         306,570         211,575
High Yield Bond...........          159,282         111,177          49,428          123,619          84,425          38,023
Money Market..............        1,038,533         965,427         748,405        1,038,533         953,183              --

* Paying these fees to the sub-advisers is solely the responsibility of John Hancock and not the Trust.

     Under the investment advisory agreements, for any fiscal year in which the normal operating costs and expenses of any Fund, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% (.25% prior to April 23, 1999) of that Fund's average daily net assets, John Hancock will reimburse that Fund in an amount equal to such excess. These reimbursements have been as follows for the past three years (rounded to the nearest $1,000 for 1998):

FUND                                      2000           1999            1998
----                                      ----           ----            ----
Aggressive Balanced.................  $ 17,933       $  6,609        $     --
Equity Index........................        --        275,336         543,000
Large Cap Value.....................        --             --              --
Large Cap Value CORE................    26,638          5,824              --
Large Cap Aggressive Growth.........    11,479          3,504              --
Large/Mid Cap Value.................    28,895          6,512              --
Mid Cap Growth......................        --             --          15,000
Small/Mid Cap Growth................        --          1,790              --
Small Cap Equity....................    23,198          6,224          17,000
Small Cap Value.....................    32,214          9,254              --
Small Cap Growth....................        --                         27,000
Global Balanced.....................    85,676         91,146         199,000
International Equity Index..........   195,833         21,900         124,000
International Equity................    92,396         21,901              --
International Opportunities.........   154,310         92,017         145,000
Global Bond.........................    63,735          1,445          31,000
Fundamental Growth..................    10,455          2,888              --
Mid Cap Blend.......................    21,030          6,011              --
Small/Mid Cap CORE..................    53,769         77,179         107,000
Emerging Markets Equity.............   499,569        294,354         111,000
Bond Index..........................    11,335         17,185          56,000
High Yield Bond.....................    29,620         42,314          85,000
Active Bond.........................   201,827             --              --

                   ARRANGEMENTS WITH OTHER SERVICE PROVIDERS
                                 TO THE TRUST

UNDERWRITING AND INDEMNITY AGREEMENT

     Pursuant to an Underwriting and Indemnity Agreement, Signator Investors, Inc. ("Signator") serves as the Trust's principal underwriter, and John Hancock provides certain indemnities to the Trust and its Trustees. Neither Signator nor John Hancock receives any additional compensation from the Trust for the services and indemnities they provide pursuant to the Underwriting and Indemnity Agreement. The offering of the Trust's shares through Signator is a continuous offering on a "best efforts" basis. Signator is a wholly-owned subsidiary of John Hancock and is located at 197 Clarendon Street, Boston, MA 02117.

CUSTODY OF THE TRUST'S ASSETS

     State Street Bank and Trust Company ("State Street Bank") is the primary custodian of the assets of all Funds. State Street Bank's principal business address is 225 Franklin Street, Boston MA 02110. The primary custodian's duties include safeguarding and controlling the Trust's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Fund securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified domestic book-entry systems or depositories. Also, pursuant to its agreement with the Trust, State Street Bank provides certain accounting and recordkeeping services to the Trust and generally values the Trust's assets by computing each Fund's net asset value each day. The Trust compensates State Street Bank for these functions through the payment of an annual custody asset fee of .01% of the total net assets of the Trust, allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; miscellaneous transaction charges ranging from $7.00 to $25.00; global asset and transaction fees that vary by the country in which a Fund's assets are held or traded; a monthly accounting fee charge that is allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; valuation and monthly quote charge; special service fees for activities of a non-recurring nature; and reimbursement of specified out-of-pocket expenses.

     Foreign securities are generally held through subcustodian banks and depositories around the world with whom State Street Bank has relationships.
In some cases, Funds whose securities are held in this manner may be exposed to greater risks of loss. This is because the soundness of such foreign entities, as well as foreign regulatory practices and procedures, may provide less protection to security holders than is available in the U.S.

     In certain circumstances, brokers may have access to assets that a Fund posts as "margin" in connection with futures and options transactions. In the event of a broker's insolvency or bankruptcy, a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Trust could effect such recovery.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Trust will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Trust's general or segregated account with its primary custodian, as appropriate.

SUBADMINISTRATION AGREEMENT WITH STATE STREET BANK

     Pursuant to a subadministration agreement, with the Trust, State Street Bank also provides assistance to John Hancock and the subadvisers in computing total return information for the Trust and in monitoring each Fund's compliance with the Fund's investment objectives and restrictions, as well as compliance with certain other applicable legal requirements, . The Trust compensates State Street Bank for these services through payment of an annual fee that accrues daily and is billed monthly in arrears. The annual fee is based on the average net assets of the Trust and is 0.012% of the first $1 billion of average net assets, 0.0075% of the next $1 of average net assets, and 0.0025% of average net assets after that. Each Fund is allocated the greater of a minimum monthly Fund fee or the basis point annual fee, based on the pro-rata total net asset value of that Fund. The minimum monthly Fund fee is phased-in for new Funds at the rate of 1/12 in month one, 2/12th in month two, increasing incrementally per month until the full monthly minimum is in effect in month 12 ($1,333).

INDEPENDENT AUDITORS

     Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Trust. Ernst & Young audits the financial statements of the Trust, prepares the Trust's tax returns, and renders other advice to the Trust concerning accounting and tax matters. Ernst & Young also meets periodically with the Trust's Board and with the Audit Committee of the Board to discuss matters within the scope of Ernst & Young's activities with respect to the Trust.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Funds pay brokers' commissions, transfer taxes, and other fees relating to their specific portfolio transactions. (Investments in debt securities are, however, generally traded on a "net" basis through issuers or dealers acting for their own account as principals and not as brokers. Therefore, no brokerage commissions are payable on most such transactions, although the price to the Trust usually reflects a dealer "spread" or "mark-up.")

AMOUNTS OF BROKERAGE PAID

     Brokerage commissions paid by the Funds were as follows for the past three years:

FUND                                      2000           1999            1998
----                                      ----           ----            ----
Aggressive Balanced.............    $   12,367     $    4,424      $       --
Managed.........................     2,752,720      2,385,643       1,843,929
Growth & Income.................     5,189,868      4,741,953       2,673,170
Equity Index....................        64,982         61,865          33,797
Large Cap Value.................       155,165        110,393          63,944
Large Cap Value CORE............        13,236          3,240              --
Large Cap Value CORE II.........         5,471             --              --
Large Cap Growth................     1,695,781      1,389,454         815,587
Large Cap Aggressive Growth.....        33,476         11,885              --
Large/Mid Cap Value.............        19,805          6,876              --
Large/Mid Cap Value II..........       703,137        383,634         495,154
Mid Cap Growth..................       486,217        245,913         146,033
Real Estate Equity..............       341,413        122,021         177,186
Fundamental Growth..............        40,554          3,082              --
Mid Cap Blend...................        27,104          5,586              --
Small/Mid Cap CORE..............        29,151         12,371           7,225
Small/Mid Cap Growth............       214,360        621,068         893,945
Small Cap Equity................       325,733        284,381         176,549
Small Cap Value.................       142,364         21,848              --
Small Cap Growth................       236,981        146,206         103,248
Global Balanced.................        76,975         47,678          51,205
International Equity Index......        87,614        133,746         730,529
International Equity............        36,616         16,561              --
International Opportunities.....       277,851         74,940         117,083
Emerging Markets Equity.........       235,636        189,025          10,018
Bond Index......................         1,770            598              --
Global Bond.....................         5,910             --              --
High Yield Bond.................            --            200              --

HOW BROKERS AND DEALERS ARE SELECTED

     Orders for the purchase and sale of Fund portfolio investments are placed by the respective subadvisers to the Funds. All of these subadvisers place orders in such manner as, in their opinion, will offer the best overall price and execution of each transaction. In seeking the best price and execution for equity securities traded only in the over-the-counter market, they normally deal directly with the principal market-makers. It is not the practice of sub-advisers to seek the lowest available commission if, in their reasonable judgement, there is a material risk that the total cost or proceeds from the transaction might be less favorable than what may be obtainable elsewhere.

     The subadvisers are governed in the selection of brokers and dealers and the negotiation of brokerage commission rates (or the payment of net prices in the case of debt securities) by the reliability and quality of the broker's or dealer's services. Although some weight is given to the availability and value of research and statistical assistance (discussed immediately below) furnished by the broker or dealer to the subadviser, it is not always possible to place a dollar value on such information and services. Because it is only supplementary to the subadvisers' own research efforts, the receipt of research information and statistical assistance is not expected to reduce their expenses measurably.

RESEARCH AND STATISTICAL SERVICES FURNISHED BY BROKERS AND DEALERS

     Research and statistical assistance typically furnished by brokers or dealers includes, but is not limited to, analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the subadviser. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the subadviser as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the subadviser will make an appropriate allocation of those uses and will pay for any non-research portion of the systems with its own funds.

     Research and statistical services furnished by brokers and dealers handling the Funds' transactions may be used by the subadvisers for the benefit of all of the accounts managed by them, and not all of such research and statistical services may be used by the subadvisers in connection with the Funds.

RELATIONSHIP BETWEEN BROKERAGE COMMISSIONS AND RESEARCH AND STATISTICAL SERVICES FURNISHED BY BROKERS AND DEALERS

     The subadvisers or the Funds will not at any time make a commitment pursuant to an agreement with a broker because of research services provided. Nor, except as set forth below, will John Hancock or the subadvisers direct brokerage upon any prescribed basis to a broker because of research services provided. The subadviser for the Mid Cap Growth Fund may have an internal procedure for allocating transactions, in a manner consistent with its execution policy, to brokers that it has identified as providing superior executions, research, or research related products or services which benefit its advisory clients, including the Fund.

     Evaluations of the overall reasonableness of any broker's commissions are made by the subadvisers' traders for the Funds on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage and research services

BROKERAGE TRANSACTIONS IN FOREIGN MARKETS

     Brokerage transactions in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

SIMULTANEOUS TRANSACTIONS WITH OTHER ACCOUNTS

     The subadvisers also perform investment advisory services for a number of other accounts and clients, none of which is given preference over the Trust in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each subadviser to avoid favoring any one account over another. Accordingly, investment opportunities in such cases are allocated in a manner deemed equitable by the subadvisers to the particular accounts involved. The allocation may be based, for example, on such factors as the accounts' respective investment objectives and then current investment and cash positions. Subject to these requirements, Trust orders may be combined with orders of other accounts or clients advised by any of the subadvisers at prices which are approximately averaged.

USE OF BROKERS WHO ARE AFFILIATED WITH A SUBADVISER

     A Fund may place portfolio transactions through certain brokers who are affiliated with the Fund's subadviser. The Trust has implemented special procedures governing the circumstances of these transactions. In addition to complying with any applicable provisions of the Trust's procedures, these transactions must comply with all applicable legal requirements, including, where applicable, Rule 17e-1 under the Investment Company Act. Among other things, that rule requires the commissions or other compensation paid to the affiliated broker to be reasonable and fair compared to those in similar transactions between unrelated parties.

Set forth below is information about transactions by each Fund with affiliated brokers in reliance on Rule 17e-1 for each of the past three years:


                                                                                                   AMOUNT OF COMMISSIONS
                                    NAME               NATURE OF BROKER'S                               PAID BY FUND
                                     OF                 AFFILIATION WITH                  ----------------------------------------
FUND                          AFFILIATED BROKER        FUND'S SUB-ADVISER                    2000             1999            1998
--------------------------  ---------------------  ---------------------------               ----             ----            ----
International               Ord Minnett Group      Wholly-owned subsidiary of              $    0          $    34        $    263
 Opportunities              Ltd.                      sub-adviser's parent
International               Jardine Fleming & Co.  Wholly-owned subsidiary of              $  518          $   710        $    311
 Opportunities                                        sub-adviser's parent
International               Robert Fleming         Wholly-owned subsidiary of              $  527          $ 1,166        $  1,018
 Opportunities              Securities, Ltd.          sub-adviser's parent
International               Jardine Fleming & Co.  Wholly-owned subsidiary of              $4,485          $     0        $      0
 Opportunities II                                  sub-adviser's parent
International               Robert Fleming         Wholly-owned subsidiary of              $   77          $     0        $      0
 Opportunities II           Securities, Ltd        sub-adviser's parent
Large/Mid Cap Value II      Neuberger Berman,      Dual operating division of              $  890          $80,598        $366,985
                            LLC *                  sub-adviser's parent
Large Cap Value CORE        Goldman, Sachs & Co.   Dual operating division of              $    0          $    96        $      0
                                                   sub-adviser's parent
Large Cap Value             Neuberger Berman       Affiliated broker of Trust              $  190          $     0        $      0
                            LLC *                  affiliated sub-adviser
Small/Mid Cap CORE          Goldman, Sachs & Co.   Dual operating division of              $  753          $   120        $      0
                                                   parent of sub-adviser
International Equity        Goldman, Sachs & Co.   Dual operating division of              $  128          $     0        $      0
                                                   parent of sub-adviser
Emerging Markets Equity     Morgan Stanley Asia    Wholly-owned subsidiary of              $1,785          $ 2,779        $      0
                            Limited                sub-adviser's parent
Emerging Markets Equity     Morgan Stanley         Wholly-owned subsidiary of              $  880          $ 3,276        $      0
                            International Limited  sub-adviser's parent

* Neuberger Berman, LLC is an affiliate of Neuberger & Berman, LLC, which is no longer the sub-adviser of the Large/Mid Cap Value II Fund.

     For 2000, the total dollar amount of such transactions through affiliated brokers as a percentage of all brokerage-type transactions was 5.13% for the International Opportunities Fund, 4.89% for the International Opportunities II Fund, 3.89% for the Large/Mid Cap Value II Fund, 0.82% for the Large Cap Value Fund, 1.84% for the International Equity Fund, 2.26% for the Small/Mid Cap CORE Fund, and 1.82% of the Emerging Markets Equity Fund. For 2000, the total brokerage commissions on such transactions through affiliated brokers, as a percentage of commissions paid on all brokerage-type transactions was 0.57% for the International Opportunities Fund, 4.88 for the International Opportunities II Fund, 0.13% for the Large/Mid Cap Value II Fund, 0.12% for the Large Cap Value Fund, 2.64% for the Small/Mid Cap CORE Fund, 0.38% for the International Equity Fund, and 1.13% for the Emerging Markets Equity Fund.

                                CODES OF ETHICS

     Employees of John Hancock Life Insurance Company, the Trust, and the sub-advisers to the Trust and officers and Trustees of the Trust are subject to restrictions on engaging in personal securities transactions. These restrictions are set forth in the John Hancock Insider Information Policy and Procedures, the Variable Series Trust Code of Ethics, and the Codes of Ethics of the sub-advisers to the various funds of the Trust ("Sub-Advisers' Codes of Ethics"), (combined, "Codes"). The Codes, in accordance with rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of employees of the adviser and sub-advisers to the funds and the interests of the funds. These Codes do not prohibit personnel from investing in securities that may be purchased or held by the funds within the Trust. However, the Codes, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing and requirements established by rule 17j-1, among other things, prohibit personal securities investments without pre-clearance for certain employees, impose time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and require the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. The Variable Series Trust Code of Ethics incorporates and applies its restrictions to officers and Trustees of the Trust who are affiliated with John Hancock Life Insurance Company. The Variable Series Trust Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the Trust; however, the Variable Series Trust Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the Trust, including limiting the time periods during which they may personally buy and sell certain securities about which they may receive information. The Trust's Trustees, in compliance with rule 17j-1, approve the Variable Series Trust's Codes of Ethics and the Sub-Advisers' Codes of Ethics and are required to approve any material changes to the Variable Series Trust Code of Ethics as well as to the Sub-Advisers' Codes of Ethics. The Trustees also provide continuing oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes. The Codes are on public file with, and are available from, the Securities and Exchange Commission.

                        FEATURES OF THE TRUST'S SHARES

     The shares of beneficial interest of the Trust currently are divided into 33 series, each corresponding to one of the Trust's 33 Funds. The Trust has the right to establish additional series and issue additional shares without the consent of its shareholders.

     If the holders of variable annuity contracts and variable life insurance policies show minimal interest in any Fund, the Trust's Board of Trustees, by majority vote, may eliminate the Fund or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The holders of variable annuity contracts and variable life insurance policies participating in any such Fund will be notified in writing of the Trust's intention to eliminate the Fund and given 30 days to transfer amounts from such Fund to other Funds without incurring any transaction fee. Amounts not transferred or withdrawn would automatically be transferred, at the discretion of the Fund's management.

     The assets received by the Trust for the issuance or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof are specifically allocated to that Fund. They constitute the underlying assets of each Fund, are segregated on the books of the Trust, and are to be charged with the expenses of such Fund. Any assets which are not clearly allocable to a particular Fund or Funds are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Funds would generally be allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities.

     Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     A dividend from the net investment income of the Money Market Fund will be declared and distributed daily. Dividends from net investment income of the other Funds will be declared and distributed monthly. The Trust will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Fund to which they relate and will be appropriately credited to investment performance under the variable life insurance policies and variable annuity contracts participating in that Fund.

     The shares of each Fund, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

                    SHAREHOLDER MEETINGS AND VOTING RIGHTS

     Under the Trust's Declaration of Trust, the Trust is not required to hold an annual shareholders' meeting. Normally, for example, there will be no shareholders meetings for the purpose of electing Trustees.

     In addition, it is expected that the Trustees generally will elect their own successors and appoint Trustees to fill any vacancy, so long as, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders.

     Notwithstanding the above if at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly. Also the Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees, if requested in writing to do so by holders of 10% or more of the outstanding shares. In this regard, whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Trust's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

     At any shareholders' meeting, all shares of the Trust of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. Where the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders in one Fund on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Fund; and shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of investment management or sub-investment management agreements.

                     SALES AND REDEMPTIONS OF FUND SHARES

"SEED MONEY" SHARES

          Typically, when a new Fund is added to the Trust, John Hancock (or one of its affiliates) initially purchases a substantial amount of that Fund's shares to provide the new fund with a reasonable asset base with which to commence operations. For example, the most recent such contributions of "seed money" have been as follows:

                                            "SEED MONEY"                  DATE
                                         HARES PURCHASED BY                OF
FUND                                       JOHN HANCOCK                 PURCHASE
----                                       ------------                 -------
Aggressive Balanced                         $10,000,000                 8/31/99
Equity Index                                 15,000,000                  5/1/98
Large Cap Value CORE                          5,000,000                 8/31/99
Large Cap Value CORE II                       5,000,000                 6/30/00
Large Cap Aggressive Growth                  10,000,000                 8/31/99
Large/Mid Cap Value                           5,000,000                 8/31/99
Fundamental Growth                            5,000,000                 8/31/99
Mid Cap Blend                                 5,000,000                 8/31/99
Small/Mid Cap CORE                            5,000,000                  5/1/98
Small Cap Value                               5,000,000                 8/31/99
Health Sciences                              20,000,000                  5/1/01
International Opportunities                  15,000,000                  5/1/98
Global Balanced                              20,000,000                  5/1/96
International Equity                         10,000,000                 8/31/99
Emerging Markets Equity                      10,000,000                  5/1/98
Bond Index                                   25,000,000                  5/1/98
High Yield Bond                              10,000,000                  5/1/98
Active Bond II                                5,000,000                 6/30/00

     John Hancock (or its affiliate) may redeem these shares (and thus withdraw its seed money investment) at some time. However, before withdrawing any part of their interests in any Fund, John Hancock (or its affiliate) will consider any possible adverse impact the withdrawal might have on that Fund.

     Purchases and redemptions of seed money shares are made at the applicable Fund's net asset value per share (with no additions or deductions for charges) next computed after the purchase or redemption order is placed.

SHARES SOLD AND REDEEMED IN CONNECTION WITH TRANSACTIONS UNDER VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES

     Fund shares are sold at their net asset value as next determined after receipt of net premiums by the Separate Account, without the addition of any selling commission or sales load.

     Shares are redeemed at their net asset value as next determined after receipt of net surrender requests by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Redemptions are normally made in cash, but the Trust reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities.

     Trust shares are also sold and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission or at the net asset value per share computed for the day as of which such Separate Account transactions are effected.

                     COMPUTING THE FUNDS' NET ASSET VALUE

     The net asset value per share of each Fund is determined once daily, after the declaration of dividends, if any, as of 4:00 p.m., New York City time, on each business day the New York Stock Exchange ("Exchange") is open for regular trading. For this purpose, however, certain derivative instruments may be valued using prices as late as 4:15 p.m.

     The net asset value per share of each Fund is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Trust expenses will be accrued daily for this purpose.

     Short-term investments with a remaining maturity of 60 days or less, and all investments of the Money Market Fund, are valued at "amortized cost," which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The Board of Trustees has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 net asset value per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may cause losses or gains to be recorded for the Fund, including decreases or increases in the Fund's net asset value per share.

     Securities and covered call and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

     Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

     Any other security for which market quotations are not readily available, and any other property for which valuation is not otherwise available, is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value generally is used which is established by the exchange on which the instrument is traded.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Trust calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Fund's net asset value is calculated, such securities may be valued at fair value by or under the direction of the Board of Trustees.

                                     TAXES

     The Trust intends that each Fund qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). This requires that each Fund comply with certain requirements as to the nature of its income and amounts of dividends and other distributions it pays. Also, in order to qualify under Subchapter M, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of the Fund's assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     The Trust also intends that each Fund comply with certain other diversification requirements, promulgated under Section 817(h) of the Code. Under these requirements, no more than 55% of the total value of the assets of each Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for these purposes, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

     Assuming the Funds qualify as regulated investment companies under Subchapter M, they will not owe any income taxes. On the other hand, if a Fund fails to qualify under Subchapter M, it may incur income tax liabilities, which will negatively affect its investment performance.

     Also, qualification under Subchapter M, as well as compliance with the
Section 817(h) diversification requirements, (among other things) are necessary to secure the tax treatment intended for holders of variable annuity contracts and variable life insurance policies that are supported by the Trust. Therefore, any such failure to qualify under Subchapter M or to meet the diversification standards under Section 817(h) could have serious adverse consequences for such investors.

     For a discussion of these and other tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

     Those Funds that invest substantial amounts of their assets in foreign securities may be able to make an election to pass through to the insurance company issuing the variable annuity contract or a variable life insurance policy any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to the insurance company. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through.


                       INFORMATION ABOUT FUND PERFORMANCE

HOW MONEY MARKET FUND YIELDS ARE CALCULATED

     The Money Market Fund may advertise investment performance figures, including its current yield and its effective yield.

     The Money Market Fund's yield is its current investment income, expressed in annualized terms. The current yield is based on a specified seven-calendar-day period. It is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then (3) multiplying the base period return by
52.15 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculations include the value of additional shares purchased with any dividends paid on the original share and the value of dividends declared on both the original share and any such additional shares. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

     Compound (effective) yield for the Fund will be computed by dividing the seven-day annualized yield (determined as above) by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     For the seven-day period ending December 31, 2000, the Money Market Fund's current yield was 6.38%; its effective yield was 6.58%.

     The Fund's yield will fluctuate depending upon market conditions, the type, quality, and maturity of the instruments in the Fund, and its expenses.

CHARGES UNDER VARIABLE LIFE INSURANCE AND VARIABLE ANNUITY POLICIES

     Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to the variable life insurance policies and variable annuity contracts that are supported by the Funds. (Those charges are discussed in the prospectus for such policies or contracts.) Therefore, the yield or total return of any Fund is not comparable to that of a publicly available fund. Nor should yield or total return quotations be considered representative of the Fund's yield or total return in any future period.

                                 LEGAL MATTERS

     The law firm of Foley & Lardner of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.


                          REPORTS TO CONTRACTHOLDERS

     Annual and semi-annual reports containing financial statements of the Trust, as well as any materials soliciting voting instructions for Trust shares, will be sent to variable life insurance and annuity contractowners having an interest in the Trust.

APPENDIX A
----------

                            CORPORATE BOND RATINGS

     Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

     . Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     . Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protection elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     . Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     . Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     . Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

     . Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     . Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     . Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

     . Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

     . AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     . AA -- Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

     . A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     . BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     . BB, B, CCC, CC, C -- Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     . C1 -- This rating is reserved for income bonds on which no interest is being paid.

     . D -- Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

                         John Hancock Declaration Funds
                 Supplement to the Prospectus Dated May 1, 2001



John Hancock V.A. Mid Cap Growth Fund
-------------------------------------

On page 10, the 6th paragraph in the "Goal and Strategy" section has been deleted and replaced as follows:

The fund may not invest more than 5% of assets in any one security.


The "Portfolio Managers" section has been changed as follows:

         PORTFOLIO MANAGERS

         Team responsible for day-to-day
         investment management

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2001

--------------------------------------------------------------------------------

                                                                          Equity
                                                           V.A. Core Equity Fund
                                                             V.A. 500 Index Fund
                                                      V.A. Large Cap Growth Fund
                                                        V.A. Mid Cap Growth Fund
                                                        V.A. Relative Value Fund
                                                      V.A. Small Cap Growth Fund
                                                   V.A. Sovereign Investors Fund

                                                                   International
                                                         V.A. International Fund

                                                                          Sector
                                                  V.A. Financial Industries Fund
                                                         V.A. Regional Bank Fund

                                                                          Income
                                                                  V.A. Bond Fund
                                                       V.A. High Yield Bond Fund
                                                          V.A. Money Market Fund
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                              [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

General information about          Overview                                  3
the Declaration funds.

A fund-by-fund summary             Equity
of goals, strategies, risks,
performance and financial            V.A. Core Equity Fund                   4
highlights.                          V.A. 500 Index Fund                     6
                                     V.A. Large Cap Growth Fund              8
                                     V.A. Mid Cap Growth Fund               10
                                     V.A. Relative Value Fund               12
                                     V.A. Small Cap Growth Fund             14
                                     V.A. Sovereign Investors Fund          16

                                   International

                                     V.A. International Fund                18

                                   Sector

                                     V.A. Financial Industries Fund         20
                                     V.A. Regional Bank Fund                22

                                   Income
                                     V.A. Bond Fund                         24
                                     V.A. High Yield Bond Fund              26
                                     V.A. Money Market Fund                 28
                                     V.A. Strategic Income Fund             30

Transaction policies and           Account information
other information affecting
your fund investment.              Buying and selling fund shares           32
                                   Valuing fund shares                      32
                                   Fund expenses                            32
                                   Dividends and taxes                      32

Further information on the         Fund details
Declaration funds.
                                   Business structure                       33

                                   For more information             back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock Declaration funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Core Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 65% of assets in a diversified portfolio of equities which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:


o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth


This process, together with a risk/ return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.


In normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER


Independence Investment LLC

---------------------------
Team responsible for day-to-day
  investment management

A subsidiary of John Hancock
  Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               30.68%   28.42%   13.89%   -7.11%

2001 total return as of March 31: -10.46%
Best quarter: Q4 '98, 23.16% Worst quarter: Q3 '98, -13.01%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
 1 year                                                     -7.11%       -9.10%
 Life of fund - began 8/29/96                               17.11%       19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on smallor medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


-------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                        12/96(1)      12/97        12/98      12/99      12/00
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00        $11.11       $14.11     $17.74     $19.70
Net investment income (loss)(2)                                        0.06          0.16         0.10       0.09       0.08
Net realized and unrealized gain (loss) on investments                 1.12          3.23         3.90       2.36      (1.48)
Total from investment operations                                       1.18          3.39         4.00       2.45      (1.40)
Less distributions:
  Dividends from net investment income                                (0.06)        (0.14)       (0.10)     (0.09)     (0.09)
  Distributions in excess of net investment income                       --            --           --         --(3)     --
  Distributions from net realized gain on investments sold            (0.01)        (0.25)       (0.27)     (0.40)     (0.31)
  Distributions in excess of net realized gain on investments sold       --            --           --         --      (0.38)
  Total distributions                                                 (0.07)        (0.39)       (0.37)     (0.49)     (0.78)
Net asset value, end of period                                       $11.11        $14.11       $17.74     $19.70     $17.52
Total investment return (4) (%)                                       11.78(5,6)    30.68(6)     28.42      13.89      (7.11)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          1,149         8,719       26,691     44,991     40,673
Ratio of expenses to average net assets (%)                            0.95(7)       0.95         0.95       0.83       0.85
Ratio of adjusted expenses to average net assets(8) (%)                4.23(7)       1.59           --         --         --
Ratio of net investment income (loss) to average net assets (%) ..     1.60(7)       1.24         0.65       0.47       0.45
Portfolio turnover rate (%)                                              24            53           55         77         97


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. 500 Index Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index. To pursue this goal, the fund normally invests at least 80% of assets in common stocks of S&P 500(R) companies, in approximately the same proportions as they are represented in the index.

This fund is passively managed, meaning that the manager does not use any broad economic or fundamental financial analysis to select investments. The manager monitors the portfolio daily and rebalances periodically to maintain the proportions of the index. The fund also invests in futures contracts, exchange traded funds and options based on S&P 500 stocks.

Under normal circumstances, the fund is fully invested -- directly or through futures and options contracts -- in all 500 stocks represented in the index. It may, however, invest in fewer stocks or in stocks of non-S&P 500 companies. The fund normally maintains less than 1% of assets in cash or cash equivalents.

================================================================================

PORTFOLIO MANAGER

James D. Schantz, CFA
--------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Executive vice president and
  director of quantitative research
  at Hagler, Mastrovita & Hewitt
  (1994-1998)
Began business career in 1970

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              29.51%   28.44%   20.81%   -9.28%


2001 total return as of March 31: -11.95%
Best quarter: Q4 '98, 21.39% Worst quarter: Q3 '98, -10.01%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------

                                                            Fund         Index
 1 year                                                     -9.28%       -9.10%
 Life of fund - began 8/29/96                               17.75%       19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate with the index. The fund does not attempt to temper volatility or avoid losses associated with a decline in the index.

The large-capitalization stocks that make up the index could fall out of favor with the market, causing the fund to underperform funds that focus on smallor medium-capitalization stocks.

Certain investment practices may cause the fund to track the index less closely:

o     Transaction expenses can reduce fund performance.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o The performance of S&P futures, exchange traded funds or options could correlate less strongly with the index than investments in the underlying securities.

o The relative proportions of stocks in the fund's portfolio could drift over time, which could increase tracking error.

Other factors may affect performance, such as the liquidity of S&P 500 stocks and the timing of the fund's cash flows. You could lose money by investing in the fund.

Note: "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the adviser. Standard & Poor's does not sell or promote the fund or advise whether you should invest in the fund. A description of this license is provided in the statement of additional information.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


-----------------------------------------------------------------------------------------------------------------------
Period ended:                                                        12/96(1)    12/97     12/98     12/99     12/00
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00      $10.44    $12.62    $15.23    $18.09
Net investment income (loss)(2)                                        0.17        0.30      0.20      0.17      0.14
Net realized and unrealized gain (loss) on investments                 0.98        2.72      3.37      2.98     (1.81)
Total from investment operations                                       1.15        3.02      3.57      3.15     (1.67)
Less distributions:
  Dividends from net investment income                                (0.16)      (0.30)    (0.20)    (0.17)    (0.15)
  Distributions from net realized gain on investments sold            (0.55)      (0.54)    (0.76)    (0.11)    (0.06)
  Distributions in excess of net realized gain on investments sold       --          --        --     (0.01)       --
  Total distributions                                                 (0.71)      (0.84)    (0.96)    (0.29)    (0.21)
Net asset value, end of period                                       $10.44      $12.62    $15.23    $18.09    $16.21
Total investment return(3,4) (%)                                      11.49(5)    29.51     28.44     20.81     (9.28)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          4,049      20,008    26,457    37,953    25,094
Ratio of expenses to average net assets (%)                            0.60(6)     0.36      0.35      0.35      0.35
Ratio of adjusted expenses to average net assets(7) (%)                1.31(6)     0.83      0.92      0.75      0.93
Ratio of net investment income (loss) to average net assets (%)        4.57(6)     2.45      1.44      1.06      0.86
Portfolio turnover rate (%)                                              --           9        47         5         7


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Large Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $0.88 billion to $415.8 billion as of March 31, 2001).


In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o     strong cash flows

o     secure market franchises

o     sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

William L. Braman
-----------------------------------
Executive vice president and chief
  investment officer of adviser
Joined fund team in 2000
Joined adviser in 2000
Chief investment officer
  at Baring Asset Management
  (London 1998-2000)
Head of U.S. equity team at
  Baring Asset Management
  (Boston 1989-1998)
Began business career in 1977

Robert J. Uek, CFA
-----------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1997
Corporate finance manager
  at Ernst & Young (1994-1997)
Began business career in 1990


Paul J. Berlinguet
-----------------------------------
Vice president of adviser
Joined fund team in 2001
Joined adviser in 2001
U.S. equity investment manager
 at Baring America Asset
 Management (1989-2001)
Began business career in 1986


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              14.27%   24.60%   20.71%   -31.30%


2001 total return as of March 31: -31.74%
Best quarter: Q3 '97, 22.53% Worst quarter: Q1 '97, -15.55%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                               Fund         Index 1      Index 2
1 year                                       -31.30%        -9.10%      -24.53%
Life of fund - began 8/29/96                   2.41%        19.18%       19.57%


Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

In the future, the adviser will compare the fund's performance only to the Russell Top 200 Growth Index since it more closely represents the fund's investment strategy.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on smallor medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


--------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12/96(1)        12/97       12/98        12/99       12/00
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $10.00           $9.39      $10.73       $13.37      $15.77
Net investment income (loss)(2)                                    (0.01)          (0.04)      (0.00)(3)    (0.04)      (0.08)
Net realized and unrealized gain (loss) on investments             (0.60)           1.38        2.64         2.80       (4.85)
Total from investment operations                                   (0.61)           1.34        2.64         2.76       (4.93)
Less distributions:
  Distributions from net realized gain on investments sold            --              --          --        (0.36)      (0.57)
Net asset value, end of period                                     $9.39          $10.73      $13.37       $15.77      $10.27
Total investment return(4) (%)                                     (6.10)(5,6)     14.27(6)    24.60(6)     20.71(6)   (31.30)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         994           3,733      10,372       21,872      12,304
Ratio of expenses to average net assets (%)                         1.00(7)         1.00        1.00         1.00        0.96
Ratio of adjusted expenses to average net assets(8) (%)             4.76(7)         2.37        1.33         1.02          --
Ratio of net investment income (loss) to average net assets (%)    (0.23)(7)       (0.39)      (0.00)       (0.25)      (0.59)
Portfolio turnover rate (%)                                           68             136         176          172         170


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $0.02 billion to $19.37 billion as of March 31,
2001).


The manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund generally invests in more than 100 companies. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Barbara C. Friedman, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1998
Head of mid-cap equity group
 at Fleet Investment Advisors
 (1996-1997)
Began business career in 1973

Timothy N. Manning
---------------------------------
Joined fund team in 2000
Joined adviser in 2000
Analyst at State Street Research
 (1999-2000)
Equity research associate at
 State Street Research (1996-1999)
Began business career in 1993

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       10.35%   56.18%   -11.73%


2001 total return as of March 31: -30.42%
Best quarter: Q4 '99, 41.78% Worst quarter: Q3 '98, -19.74%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------

                                               Fund         Index 1      Index 2
1 year                                        -11.73%       -9.10%       -11.75%
Life of fund - began 1/7/98                    15.12%       12.58%        17.28%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.


Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on smallor large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


-------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)    12/99     12/00
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00      $11.03    $17.21
Net investment income (loss)(2)                                      0.01       (0.03)    (0.08)
Net realized and unrealized gain (loss) on investments               1.03        6.23     (1.94)
Total from investment operations                                     1.04        6.20     (2.02)
Less distributions:
  Dividends from net investment income                             (0.01)          --        --
  Distributions from net realized gain on investments sold             --       (0.02)    (0.10)
  Tax return of capital                                                --(3)       --        --
  Total distributions                                               (0.01)      (0.02)    (0.10)
Net asset value, end of period                                     $11.03      $17.21    $15.09
Total investment return(4,5) (%)                                    10.35(6)    56.18    (11.73)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,779       6,363    11,482
Ratio of expenses to average net assets (%)                          1.00(7)     1.00      1.00
Ratio of adjusted expenses to average net assets(8) (%)              4.23(7)     2.36      1.10
Ratio of net investment income (loss) to average net assets (%)      0.06(7)    (0.23)    (0.42)
Portfolio turnover rate (%)                                           103         136       155



(1)   Began operations on January 7, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. Relative Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund invests in a diversified portfolio of stocks, bonds and money market securities. Although the fund may concentrate in any of these asset classes, under normal circumstances it invests primarily in stocks.

In managing the portfolio, the managers emphasize a value- oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

In selecting bonds of any maturity, the manager looks for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS


Timothy E. Quinlisk, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1998
Analyst at Hagler, Mastrouita
  & Hewitt (1997-1998)
Analyst at State Street Global
  Advisors (1995-1997)
Began business career in 1985


James S. Yu, CFA
---------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company
  (1995-1998)
Began business career in 1990

R. Scott Mayo, CFA
---------------------------------
Second vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Morgan Stanley
  (1998)
Analyst at Grantham, Mayo &
  Van Otterloo (1993-1996)
Began business career in 1993

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       21.39%   56.65%   -4.80%


2001 total return as of March 31: -9.92%
Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `98, -16.61%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -4.80%       -9.10%
Life of fund - began 1/6/98                                 22.01%       12.47%

Index:  Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements. The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on smallor medium-capitalization stocks. Similarly, value stocks could underperform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


------------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)      12/99     12/00
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $12.03    $18.03
Net investment income (loss)(2)                                      0.11          0.10      0.02
Net realized and unrealized gain (loss) on investments               2.02          6.65     (0.80)
Total from investment operations                                     2.13          6.75     (0.78)
Less distributions:
  Dividends from net investment income                              (0.10)        (0.10)    (0.02)
  Distributions from net realized gain on investments sold             --         (0.65)    (6.59)
  Total distributions                                               (0.10)        (0.75)    (6.61)
Net asset value, end of period                                     $12.03        $18.03    $10.64
Total investment return(3) (%)                                      21.39(4,5)    56.65     (4.80)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       17,368        38,766    39,043
Ratio of expenses to average net assets (%)                          0.85(6)       0.77      0.79
Ratio of adjusted expenses to average net assets(7) (%)              1.03(6)         --        --
Ratio of net investment income (loss) to average net assets (%)      1.17(6)       0.66      0.13
Portfolio turnover rate (%)                                           242           166       164


(1)   Began operations on January 6, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $10 million to $4.20 billion as of March 31, 2001).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one security.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1986


Anurag Pandit, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Equity analyst at Loomis Sayles
  (1992-1996)
Began business career in 1984


PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              11.06%   15.94%   68.52%   -22.33%


2001 total return as of March 31: -21.81%
Best quarter: Q4 `99, 44.55% Worst quarter: Q3 `98, -21.42%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                               Fund         Index 1      Index 2
1 year                                         -22.33%      -3.02%       -22.43%
Life of fund - began 8/29/96                   11.02%       10.29%       6.88%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.


Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on mediumor large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00         $9.32     $10.35     $12.00     $19.76
Net investment income (loss)(2)                                      0.02         (0.02)     (0.06)     (0.10)     (0.13)
Net realized and unrealized gain (loss) on investments              (0.68)         1.05       1.71       8.29      (4.33)
Total from investment operations                                    (0.66)         1.03       1.65       8.19      (4.46)
Less distributions:
  Dividends from net investment income                              (0.02)           --(3)      --         --         --
  Distributions from net realized gain on investments sold             --            --         --      (0.43)     (0.90)
  Total distributions                                               (0.02)           --         --      (0.43)     (0.90)
Net asset value, end of period                                      $9.32        $10.35     $12.00     $19.76     $14.40
Total investment return(4,5) (%)                                    (6.62)(6)     11.06      15.94      68.52     (22.33)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          975         3,841      8,232     20,867     19,772
Ratio of expenses to average net assets (%)                          1.00(7)       1.00       1.00       1.00       1.00
Ratio of adjusted expenses to average net assets(8) (%)              5.19(7)       2.72       1.63       1.38       1.10
Ratio of net investment income (loss) to average net assets (%)      0.62(7)      (0.16)     (0.59)     (0.76)     (0.68)
Portfolio turnover rate (%)                                            31            79         93        120        104


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2001, that range was $0.67 billion to $415.8 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. The managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986

Peter M. Schofield, CFA
------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Portfolio manager at Geewax,
  Terker & Co. (1984-1996)
Began business career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               28.43%   16.87%   3.84%    -0.33%

2001  total return as of March 31: -9.03%
Best quarter: Q4 `98, 15.75% Worst quarter: Q3 `99, -7.43%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -0.33%       -9.10%
Life of fund - began 8/29/96                                12.73%       19.18%


Index:  Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy will influence performance significantly. Large or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $10.74     $13.59     $15.61     $15.96
Net investment income (loss)(2)                                      0.07          0.22       0.27       0.24       0.21
Net realized and unrealized gain (loss) on investments               0.76          2.82       2.00       0.35      (0.27)
Total from investment operations                                     0.83          3.04       2.27       0.59      (0.06)
Less distributions:
  Dividends from net investment income                              (0.07)        (0.18)     (0.25)     (0.24)     (0.21)
  Distributions in excess of net investment income                     --            --         --         --(3)      --
  Distributions from net realized gain on investments sold          (0.02)        (0.01)        --         --         --
  Tax return of capital                                                --            --         --         --(3)      --
  Total distributions                                               (0.09)        (0.19)     (0.25)     (0.24)     (0.21)
Net asset value, end of period                                     $10.74        $13.59     $15.61     $15.96     $15.69
Total investment return(4) (%)                                       8.30(5,6)    28.43(6)   16.88       3.84      (0.33)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,111        12,187     34,170     50,254     55,328
Ratio of expenses to average net assets (%)                          0.85(7)       0.85       0.74       0.70       0.72
Ratio of adjusted expenses to average net assets(8) (%)              3.78(7)       1.16         --         --         --
Ratio of net investment income (loss) to average net assets (%)      1.90(7)       1.81       1.88       1.57       1.37
Portfolio turnover rate (%)                                            17            11         19         26         46


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. International Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of assets in stocks of foreign companies. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o     above-average per share earnings growth

o     high return on invested capital

o     a healthy balance sheet

o     sound financial and accounting policies and overall financial strength

o     strong competitive advantages

o     effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective. To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

Nicholas-Applegate
Capital Management
----------------------------------
U.S.-based team responsible for
 day-to-day investment manage-
 ment since December 2000

Founded in 1984

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              -0.54%   16.76%   31.55%   -25.17%


2001 total return as of March 31: -19.07%
Best quarter: Q4 `99, 25.38% Worst quarter: Q3 `98, -17.11%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                    -25.17%      -16.34%
Life of fund - began 8/29/96                                6.02%        5.25%


Index: MSCI All Country World Ex-U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $11.23     $10.50     $12.18     $15.45
Net investment income (loss)(2)                                      0.07          0.05       0.07       0.07       0.03
Net realized and unrealized gain (loss) on investments               1.20         (0.13)      1.69       3.75      (3.93)
Total from investment operations                                     1.27         (0.08)      1.76       3.82      (3.90)
Less distributions:
  Dividends from net investment income                              (0.04)        (0.01)     (0.07)     (0.08)     (0.17)
  Dividends in excess of net investment income                         --            --      (0.01)     (0.02)        --
  Distributions from net realized gain on investments sold             --         (0.64)        --      (0.45)     (0.37)
  Total distributions                                               (0.04)        (0.65)     (0.08)     (0.55)     (0.54)
Net asset value, end of period                                     $11.23        $10.50     $12.18     $15.45     $11.01
Total investment return(3,4) (%)                                    12.75(5)      (0.54)     16.75      31.55     (25.17)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        2,267         3,792      7,201      9,375      7,330
Ratio of expenses to average net assets (%)                          1.15(6)       1.15       1.15       1.15       1.15
Ratio of adjusted expenses to average net assets(7) (%)              3.13(6)       2.04       3.13       2.51       3.24
Ratio of net investment income (loss) to average net assets (%)      2.03(6)       0.43       0.59       0.52       0.19
Portfolio turnover rate (%)                                            14           273         89        116        177


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                      1998    1999    2000

                                                      8.57%   1.23%   27.16%


2001 total return as of March 31: -13.63%
Best quarter: Q4 `98, 16.08% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      27.16%       -9.10%
Life of fund - began 4/30/97                                18.90%       16.17%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/97(1)      12/98     12/99      12/00
---------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $13.44    $14.45     $14.46
Net investment income (loss)(2)                                      0.11          0.18      0.11       0.06
Net realized and unrealized gain (loss) on investments               3.39          0.97      0.06       3.87
Total from investment operations                                     3.50          1.15      0.17       3.93
Less distributions:
  Dividends from net investment income                              (0.05)        (0.14)    (0.10)     (0.05)
  Distributions from net realized gain on investments sold          (0.01)           --(3)  (0.05)        --
  Tax return of capital                                                --            --     (0.01)        --
  Total distributions                                               (0.06)        (0.14)    (0.16)     (0.05)
Net asset value, end of period                                     $13.44        $14.45    $14.46     $18.34
Total investment return(4) (%)                                      35.05(5,6)     8.55      1.23      27.16
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       18,465        54,569    49,312     71,367
Ratio of expenses to average net assets (%)                          1.05(7)       0.92      0.90       0.90
Ratio of adjusted expenses to average net assets(8) (%)              1.39(7)         --        --         --
Ratio of net investment income (loss) to average net assets (%)      1.32(7)       1.25      0.77       0.36
Portfolio turnover rate (%)                                            11            38        72         41


(1)   Began operations on April 30, 1997.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

V.A. Regional Bank Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long- term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies. Typically, these companies provide full-service banking, have primarily domestic assets and are based outside of money centers such as New York City and Chicago.

In managing the portfolio, the managers focus primarily on stock selection.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price/ earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1998
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE


[Clip Art] The graph shows the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Total return -- calendar year
--------------------------------------------------------------------------------
                                                                1999     2000

                                                                -4.86%   17.91%


2001 total return as of March 31: -1.59%
Best quarter: Q4 `98, 16.10% Worst quarter: Q3 `98, -15.94%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     17.91%       -9.10%
Life of fund - began 5/1/98                                 1.83%        7.70%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. For instance, when interest rates fall or economic conditions deteriorate, regional bank stocks could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

A decline in a region's economy could hurt the banks in that region. Regional bank stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased during the year.

Figures audited by Ernst & Young LLP.


-----------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)       12/99     12/00
-----------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00          $9.28     $8.56
Net investment income (loss)(2)                                      0.09           0.12      0.16
Net realized and unrealized gain (loss) on investments              (0.74)         (0.57)     1.34
Total from investment operations                                    (0.65)         (0.45)     1.50
Less distributions:
  Dividends from net investment income                              (0.07)         (0.12)    (0.17)
  Distributions from net realized gain on investments sold             --(3)       (0.15)       --
  Total distributions                                               (0.07)         (0.27)    (0.17)
Net asset value, end of period                                      $9.28          $8.56     $9.89
Total investment return(4) (%)                                      (6.43)(5,6)    (4.86)    17.91
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       20,256         20,295    13,733
Ratio of expenses to average net assets (%)                          1.05(7)        1.00      1.01
Ratio of adjusted expenses to average net assets(8) (%)              1.14(7)          --        --
Ratio of net investment income (loss) to average net assets (%)      1.39(7)        1.30      1.92
Portfolio turnover rate (%)                                            28             49        32


(1)   Began operations on May 1, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

V.A. Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 65% of assets in a diversified portfolio of debt securities. These include corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in junk bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all different quality levels and maturities from many different issuers, potentially including foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Ho, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1985
Began business career in 1977

Benjamin A. Matthews
------------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1970

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                               1997     1998     1999     2000


                                               9.31%    9.41%    -0.51%   11.89%

2001 total return as of March 31: 2.85%
Best quarter: Q3 `98, 4.76%  Worst quarter: Q1 `97, -0.96%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      11.89%       9.39%
Life of fund - began 8/29/96                                7.88%        7.28%

Index: Lehman Brothers Credit Bond Index, an unmanaged index of corporate bonds and Yankee bonds.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


--------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)     12/97      12/98      12/99       12/00
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00       $10.19     $10.36     $10.51      $9.81
Net investment income (loss)(2)                                      0.23         0.68       0.63       0.64       0.64
Net realized and unrealized gain (loss) on investments               0.21         0.24       0.32      (0.70)      0.50
Total from investment operations                                     0.44         0.92       0.95      (0.06)      1.12
Less distributions:
  Dividends from net investment income                              (0.23)       (0.68)     (0.63)     (0.64)     (0.64)
  Distributions from net realized gain on investments sold          (0.02)       (0.07)     (0.17)        --         --
  Total distributions                                               (0.25)       (0.75)     (0.80)     (0.64)     (0.64)
Net asset value, end of period                                     $10.19       $10.36     $10.51      $9.81     $10.29
Total investment return(3,4) (%)                                     4.42(5)      9.30       9.41      (0.51)     11.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,056        3,682     10,669     12,531     25,173
Ratio of expenses to average net assets (%)                          0.75(6)      0.75       0.75       0.75       0.75
Ratio of adjusted expenses to average net assets(7) (%)              4.15(6)      2.53       1.34       1.01       0.92
Ratio of net investment income (loss) to average net assets (%)      6.69(6)      6.57       5.93       6.39       6.47
Portfolio turnover rate (%)                                            45          193        367        307        298


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. High Yield Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to maximize current income without assuming undue risk. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 65% of assets in U.S. and foreign bonds rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in junk bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual bonds to buy. The managers use top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves.

The managers also look at companies' financing cycles to determine which types of securities (for example, bonds, preferred stocks or common stocks) to favor. The fund typically invests in a broad range of industries, although it may invest up to 40% of assets in electric utilities and telecommunications companies.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of net assets in U.S. and foreign stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Arthur N. Calavritinos, CFA
--------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1988
Began business career in 1986

Frederick L. Cavanaugh, Jr.
--------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1986
Began business career in 1975

Janet L. Clay, CFA
--------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1990


Daniel S. Janis
--------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
  BankBoston (1997-1998)
Manager of forward desk at
  Morgan Stanley (1991-1997)
Began business career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       -9.81%   13.12%   -6.08%

2001 total return as of March 31: 1.15%
Best quarter: Q2 `99, 4.51% Worst quarter: Q3 `98, -14.84%
--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -6.08%       -5.86%
Life of fund - began 1/6/98                                 -1.41%       -1.81%*

Index: Lehman Brothers U.S. Corporate High Yield Bond Index, an unmanaged index of high-yield bonds.

*As of December 31, 1997.

MAIN RISKS

[Clip Art] The major factors in the fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o If the fund concentrates its investments in telecommunications or electric utilities, its performance could be tied more closely to those industries than to the market as a whole.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased during the year.

Figures audited by Ernst & Young LLP.


-------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)     12/99    12/00
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00       $8.22    $8.31
Net investment income (loss)(2)                                      0.90        0.88     0.94
Net realized and unrealized gain (loss) on investments              (1.82)       0.16    (1.40)
Total from investment operations                                    (0.92)       1.04    (0.46)
Less distributions:
  Dividends from net investment income                              (0.84)      (0.88)   (0.94)
  Distributions from net realized gain on investments sold             --       (0.07)   (0.23)
  Tax return of capital                                             (0.02)         --       --
  Total distributions                                               (0.86)      (0.95)   (1.17)
Net asset value, end of period                                      $8.22       $8.31    $6.68
Total investment return(3,4) (%)                                    (9.80)(5)   13.12    (6.08)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        8,120       9,287    7,219
Ratio of expenses to average net assets (%)                          0.85(6)     0.85     0.85
Ratio of adjusted expenses to average net assets(7) (%)              1.15(6)     1.03     1.24
Ratio of net investment income (loss) to average net assets (%)      9.85(6)    10.56    12.12
Portfolio turnover rate (%)                                           102         122       56


(1)   Began operations on January 6, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the period shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Money Market Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

o     U.S. and foreign companies

o     U.S. and foreign banks

o     U.S. and foreign governments

o     U.S. agencies, states and municipalities

o International organizations such as the World Bank and the International Monetary Fund

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturities of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The team tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

================================================================================

PORTFOLIO MANAGERS

Team of money market research analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective yield, call 1-800-824-0335

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               4.90%    4.90%    4.60%    5.90%

2001 total return as of March 31: 1.30%
Best quarter: Q1 `98, 1.25% Worst quarter: Q1 `99, 1.06%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                                         Fund
1 year                                                                   5.90%
Life of fund - began 8/29/96                                             5.00%

MAIN RISKS

[Clip Art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.

An issuer of securities held by the fund could default or have its credit rating downgraded.

Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                       12/96(1)      12/97      12/98      12/99     12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $1.00         $1.00      $1.00      $1.00      $1.00
Net investment income (loss)(2)                                      0.02          0.05       0.05       0.05       0.06
Less distributions:
  Dividends from net investment income                              (0.02)        (0.05)     (0.05)     (0.05)     (0.06)
Net asset value, end of period                                      $1.00         $1.00      $1.00      $1.00      $1.00
Total investment return(3) (%)                                       1.61(4,5)     4.88(5)    4.87       4.58       5.90
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          207         8,377     16,519     32,952     73,917
Ratio of expenses to average net assets (%)                          0.75(6)       0.75       0.74       0.66       0.60
Ratio of adjusted expenses to average net assets(7) (%)             27.48(6)       1.27         --         --         --
Ratio of net investment income (loss) to average net assets (%)      4.68(6)       4.86       4.70       4.55       5.86


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following categories of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range. There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major categories based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one category.

Within each category, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
---------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Arthur N. Calavritinos, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1988
Began business career in 1986

Janet L. Clay, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1990


Daniel S. Janis
---------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
 BankBoston (1997-1998)
Manager of forward desk at
 Morgan Stanley (1991-1997)
Began business career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                                 1997     1998    1999    2000

                                                 11.77%   4.92%   4.82%   1.40%

2001 total return as of March 31: 1.06%
Best quarter: Q2 `97, 6.28% Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      1.40%        11.85%
Life of fund - began 8/29/96                                6.72%        7.70%

Index: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $10.30     $10.47     $10.10      $9.77
Net investment income (loss)(2)                                      0.27          0.91       0.85       0.80       0.83
Net realized and unrealized gain (loss) on investments               0.36          0.26      (0.35)     (0.33)     (0.71)
Total from investment operations                                     0.63          1.17       0.50       0.47       0.12
Less distributions:
  Dividends from net investment income                              (0.27)        (0.91)     (0.85)     (0.80)     (0.83)
  Distributions from net realized gain on investments sold          (0.06)        (0.09)     (0.02)        --      (0.09)
  Total distributions                                               (0.33)        (1.00)     (0.87)     (0.80)     (0.92)
Net asset value, end of period                                     $10.30        $10.47     $10.10      $9.77      $8.97
Total investment return(3) (%)                                       6.45(4,5)    11.77(5)    4.92(5)    4.82(5)    1.40
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        2,131         5,540     15,019     22,282     34,472
Ratio of expenses to average net assets (%)                          0.85(6)       0.85       0.85       0.85       0.76
Ratio of adjusted expenses to average net assets(7) (%)              2.28(6)       1.37       0.93       0.87         --
Ratio of net investment income (loss) to average net assets (%)      7.89(6)       8.77       8.19       8.06       8.91
Portfolio turnover rate (%)                                            73           110         92         53(8)      53


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Porfolio turnover rate excludes merger activity.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Except for V.A. Money Market Fund, which values its securities at amortized cost, securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:

--------------------------------------------------------------------------------
Equity Funds                                                  % of net assets
--------------------------------------------------------------------------------
V.A. Core Equity Fund                                         0.70%
V.A. 500 Index Fund                                           0.10%
V.A. Large Cap Growth Fund                                    0.75%
V.A. Mid Cap Growth Fund                                      0.75%
V.A. Relative Value Fund                                      0.60%
V.A. Small Cap Growth Fund                                    0.75%
V.A. Sovereign Investors Fund                                 0.60%

--------------------------------------------------------------------------------
International Funds
--------------------------------------------------------------------------------
V.A. International Fund                                       0.90%

--------------------------------------------------------------------------------
Sector Funds
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                0.80%
V.A. Regional Bank Fund                                       0.80%

--------------------------------------------------------------------------------
Income Funds
--------------------------------------------------------------------------------
V.A. Bond Fund                                                0.50%
V.A. High Yield Bond Fund                                     0.60%
V.A. Money Market Fund                                        0.50%
V.A. Strategic Income Fund                                    0.60%

The adviser pays subadvisory fees out of its own assets, and no fund is responsible for paying a fee to its subadviser.


Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2002. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.


--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


32  ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.

                            ------------------------
                                    Variable
                                contract holders
                            ------------------------

                            ------------------------
                                Insurance company
                                separate accounts
                            ------------------------

                            ------------------------
                                   Declaration
                                      funds
                            ------------------------


               ---------------------------------------------------
                                   Subadvisers
                           Independence Investment LLC
                                53 State Street
                                Boston, MA 02109


                               Nicholas-Applegate
                               Capital Management
                               600 West Broadway
                          San Diego, California 92101

                         Provide portfolio management
                                to certain funds.
               ---------------------------------------------------

               ---------------------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                              investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                   Custodians

                           Investors Bank & Trust Co.

                      State Street Bank and Trust Company

                       Hold the funds' assets, settle all
                      portfolio trades and collect most of
                        the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                FUND DETAILS  33

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC.
For access to the Reference Room call
1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437


[LOGO](R)
John Hancock Funds, Inc.

MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
Insurance Services

(C)2001 JOHN HANCOCK FUNDS, INC.     VA00P  5/01

                         JOHN HANCOCK DECLARATION TRUST


                       Statement of Additional Information
                                   May 1, 2001

                       John Hancock V.A. Core Equity Fund
                        John Hancock V.A. 500 Index Fund
                     John Hancock V.A. Large Cap Growth Fund
                      John Hancock V.A. Mid Cap Growth Fund
                      John Hancock V.A. Relative Value Fund
                     John Hancock V.A. Small Cap Growth Fund
                   John Hancock V.A. Sovereign Investors Fund
                      John Hancock V.A. International Fund
                   John Hancock V.A. Financial Industries Fund
                      John Hancock V.A. Regional Bank Fund
                        John Hancock V.A. Technology Fund
                           John Hancock V.A. Bond Fund
                     John Hancock V.A. High Yield Bond Fund
                       John Hancock V.A. Money Market Fund
                     John Hancock V.A. Strategic Income Fund

                 (each, a "Fund" and collectively, the "Funds")


This Statement of Additional Information provides information about John Hancock Declaration Trust (the "Trust") and the Funds, in addition to the information that is contained in the Funds' current Prospectuses. (the "Prospectuses").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, a copy of which can be obtained free of charge by writing or telephoning:



                      John Hancock Annuity Servicing Office
                              529 Main Street (X-4)
                        Charlestown, Massachusetts 02129
                                 1-800-824-0335

                                Table of Contents

                                                                           Page

Organization of the Trust................................................    3
Eligible Investors.......................................................    3
Investment Policies and Strategies.......................................    4
Equity...................................................................    4
International............................................................    7
Sector...................................................................    8
Income...................................................................   10
Risk Factors Investments and Techniques..................................   12
Investment Restrictions..................................................   33
Those Responsible for Management.........................................   37
Investment Advisory and Other Services...................................   42
Distribution Contracts...................................................   47
Net Asset Value..........................................................   47
Special Redemptions......................................................   48
Description of the Trust's Shares........................................   48
Dividends................................................................   50
Tax Status...............................................................   50
Calculation of Performance...............................................   53
Brokerage Allocation.....................................................   56
Shareholder Servicing Agent..............................................   58
Custody of Portfolio.....................................................   59
Independent Auditors ....................................................   59
Appendix - Description of Bond Ratings...................................  A-1
Financial Statements.....................................................  F-1

ORGANIZATION OF THE TRUST


John Hancock Declaration Trust (the "Trust") is an open-end investment management company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust currently has fifteen series of shares designated as: John Hancock V.A. International Fund ("International Fund"); John Hancock V.A. Regional Bank Fund ("Regional Bank Fund"); John Hancock V.A. Financial Industries Fund ("Financial Industries Fund"); John Hancock V.A. Technology Fund ("Technology Fund"); John Hancock V.A. Small Cap Growth Fund ("Small Cap Growth Fund") (formerly John Hancock V.A. Emerging Growth Fund); John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund") (formerly John Hancock V.A. Special Opportunities Fund); John Hancock V.A. Large Cap Growth Fund ("Large Cap Growth Fund") (formerly John Hancock V.A. Growth Fund); John Hancock V.A. Relative Value Fund ("Relative Value Fund") (formerly John Hancock V.A. Large Cap Value Fund and before that, John Hancock V.A. Growth and Income Fund); John Hancock V.A. Core Equity Fund ("Core Equity Fund") (formerly John Hancock V.A. Independence Equity Fund); John Hancock V.A. Sovereign Investors Fund ("Sovereign Investors Fund"); John Hancock V.A. 500 Index Fund ("500 Index Fund"); John Hancock V.A. Bond Fund ("Bond Fund") (formerly John Hancock V.A. Sovereign Bond Fund); John Hancock V.A. Strategic Income Fund ("Strategic Income Fund"); John Hancock V.A. High Yield Bond Fund ("High Yield Bond Fund"); and John Hancock V.A. Money Market Fund ("Money Market Fund").

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company); (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000. The International Fund's Sub-adviser is Nicholas-Applegate Capital Management ("Nicholas-Applegate"). The investment Sub-adviser of Core Equity Fund is Independence Investment LLC ("Independence"). The Technology Fund's Sub-adviser is American Fund Advisors, Inc. ("AFA"). Together AFA, Independence and Nicholas-Applegate are sometimes referred to herein collectively as the "Sub-advisers" or, individually, as the "Sub-adviser." The Sub-advisers are responsible for providing investment advice to their respective Funds, subject to the review of the trustees and overall supervision of the Adviser. Independence is a wholly owned indirect subsidiary of the Life Company.


ELIGIBLE INVESTORS

The following information supplements the discussion of each Fund's investment objective and policies discussed in the Prospectuses. The Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts of various insurance companies. Participating insurance companies are the owners of shares of beneficial interest in each Fund of the Trust. In accordance with any limitations set forth in their Variable Contracts, contract holders may direct, through their participating insurance companies, the allocation of amounts available for investment among the Funds. Instructions for any such allocation, or for the purchase or redemption of shares of a Fund, must be made by the investor's participating insurance company's separate account as the owner of the Fund's shares. The rights of participating insurance companies as owners of shares of a Fund are different from the rights of contract holders under their Variable Contracts. The term "shareholder" in this Statement of Additional Information refers only to participating insurance companies, and not to contract holders.

INVESTMENT POLICIES AND STRATEGIES

Each Fund has its own distinct investment objective and policies. In striving to meet its objective, each Fund will face the challenges of changing business, economic and market conditions. There is no assurance that the Funds will achieve their investment objectives. The following information supplements the discussion of each Fund's investment objective and policies as discussed in the prospectuses.

Each Fund has adopted investment restrictions detailed in the "Investment Restrictions" section of this Statement of Additional Information. Some of these restrictions may help to reduce investment risk. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and non-fundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, investors should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

EQUITY

Core Equity Fund

The CORE EQUITY FUND seeks above-average total return (capital appreciation plus income). To pursue this goal, the Fund normally invests at least 65% of assets in a diversified portfolio of primarily large capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Stock Index. Consequently, the Fund invests in a number of industry groups without concentrating in any particular industry.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the S&P 500 Index. The Sub-adviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of: (1) value, meaning they appear to be underpriced; and (2) improving fundamentals, meaning they show potential for strong growth.

The Fund may invest in certain other types of equity and debt securities, including securities of foreign issuers which are U.S. dollar denominated and traded on a U.S. exchange in the form of common stocks or American Depositary Receipts.

The fixed income securities of the Fund will be rated "investment grade" (i.e., rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, determined to be of investment grade quality by the Adviser or Sub-adviser.

500 Index Fund

The 500 INDEX FUND seeks to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index ("S&P 500 Index"). To pursue this goal, the Fund normally invests at least 80% of its total assets in common stocks of the companies that comprise the S&P 500 Index. The Fund tries to allocate the stocks held in its portfolio in approximately the same proportions as they are represented in the S&P 500 Index, in an attempt to minimize the degree to which the Fund's investment results (before Fund expenses) differ from those of the Index ("tracking error"). This "indexing" technique is a passive approach to investing and is designed for long-term investors seeking a diversified portfolio of common stocks. Unlike other equity funds which seek to "beat" stock market averages, the Fund attempts to "match" the total return performance of the S&P 500 Index and thus provide a predictable return relative to the benchmark. The degree to which the Fund's performance correlates with that of the S&P 500 Index will depend upon the size and cash flows of the Fund, the liquidity of the securities represented in the Index and the Fund's expenses, among other factors. There is no fixed number of component stocks in which the Fund will invest, and there can be no assurance that the Fund's total return will match that of the S&P 500 Index. For a description of the investment characteristics of the S&P 500 Index, see "The S&P 500 Index."

If John Hancock Financial Services, Inc. or any other affiliated company of John Hancock Advisers, Inc. (each an "Affiliated Company") is included in the S&P 500 Index, the Fund may purchase the Affiliated Company's stock and maintain its position in that stock in the approximate percentage that the Affiliated Company is represented on the S&P 500 Index. The Fund's purchase of an Affiliated Company's stock must also be in compliance with Rule 12d3-1(a) and (b).


If extraordinary circumstances warrant, the Fund may exclude a stock held in the S&P 500 Index and include a similar stock in its place if doing so will help the Fund achieve its objective. Additionally, the Fund may invest in certain short-term fixed income securities such as cash equivalents, although cash and cash equivalents are normally expected to represent less than 1% of the Fund's assets (excluding cash and cash equivalents segregated in relation to futures contracts). The Fund may also enter into futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not invest in cash equivalents, futures contracts or options as part of a temporary defensive strategy.


Large Cap Growth Fund


The LARGE CAP GROWTH FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $0.88 billion to $415.79 billion as of March 31, 2001).


In choosing individual securities, the managers use fundamental financial analysis to identify companies with: (1) strong cash flows; (2) secure market franchises; and (3) sales growth that outpaces their industries.

When management believes that current market or economic conditions warrant, the Fund may retain cash or invest in preferred stocks and other types of equity and debt securities. Fixed income securities held by the Fund may be rated as low as C by S&P or Moody's. No more than 5% of the Fund's assets will be invested in fixed income securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Adviser. The Fund may invest up to 15% of assets in foreign securities.

Mid Cap Growth Fund


The MID CAP GROWTH FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of assets in stocks of medium capitalization companies (companies in the capitalization range of the Russell MidCap Growth Index, which was $0.02 billion to $19.37 billion as of March 31, 2001.)


In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increased operating efficiency. The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The Fund may invest up to 10% of total assets in the securities of foreign issuers, including, but not limited to, common stocks, sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"), convertible preferred stocks, preferred stocks and warrants. Under normal conditions, the Fund may not invest more than 10% of assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts). In addition, under normal conditions, the Fund will not invest in any fixed income securities. However, in abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. government securities maturing in 90 days or less). The Fund may not invest more than 5% of assets at the time of purchase in any one security (other than U.S. government securities).

Relative Value Fund

The RELATIVE VALUE FUND seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the Fund invests in a diversified portfolio of stocks, bonds and money market securities. Although the Fund may concentrate in any of these asset classes, under normal circumstances it invests primarily in stocks.

In selecting equity securities for the Fund, the portfolio manager emphasizes issuers whose equity securities trade at valuation ratios lower than comparable issuers. Some of the valuation tools used include price to earnings, price to cash flow and price to sales ratios and earnings discount models. The Fund's portfolio will also include securities that the manager considers to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The manager attempts to identify investments which possess characteristics such as high relative value, intrinsic value, going concern value, net asset value and replacement book value. The manager also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria.

The Fund may invest in U.S. Government securities and corporate bonds, notes and other debt securities of any maturity. The Fund may invest up to 15% of its net assets in junk bonds, including convertible securities, that may be rated as low as CC by S&P, Ca by Moody's or their unrated equivalents. The Fund may also invest up to 25% of its total assets in foreign securities (35% during adverse U.S. market conditions).

The Fund is managed by Timothy E. Quinlisk, CFA. Mr. Quinlisk is a Senior Vice President of the Adviser and has managed the Fund since 1998 except between January and March 2000.

Small Cap Growth Fund


The SMALL CAP GROWTH FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of total assets in stocks of small capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $10 million to $4.20 billion on March 31, 2001.)


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The Fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerated earnings. For a description of some of the investment characteristics of smaller capitalization companies, see "Smaller Capitalization Companies."

The Fund may invest up to 10% of total assets in the securities of foreign issuers, including, but not limited to, common stocks, sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible preferred stocks, preferred stocks and warrants. Under normal conditions, the Fund may not invest more than

10% of assets in cash or cash equivalents (except cash segregated in relation to futures, forward and option contracts). In addition, under normal conditions, the Fund will not invest in any fixed income securities. However, in abnormal conditions, the fund may temporarily invest in U.S. government securities and U.S. government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. government securities maturing in 90 days or less). The Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

Sovereign Investors Fund


The SOVEREIGN INVESTORS FUND seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the Fund typically invests most of its assets in a diversified portfolio of stocks. Under normal conditions, at least 80% of the Fund's stock investments are in companies within the capitalization range of the Standard & Poor's 500 Index. On March 31, 2001, that range was $0.67 million to $415.79 billion.


While there is considerable flexibility in the investment grade and type of security in which the Fund may invest, the Fund currently uses a strategy of investing at least 65% of stock investments in companies which have a record of having increased their dividend payout in each of the preceding ten or more years. This "dividend performers" strategy can be changed at any time. The Fund may also invest a smaller portion of its assets in corporate and U.S. Government fixed income securities. For defensive purposes, however, the Fund may temporarily hold a larger percentage of high grade liquid preferred stock or fixed income securities. The amount of the Fund's assets that may be invested in either equity or fixed income securities is not restricted and is based upon the judgement of the management team of what might best achieve the Fund's investment objective.

The Fund's portfolio securities are selected mainly for their investment character based upon generally accepted elements of intrinsic value, including industry position, management, financial strength, earning power, marketability and prospects for future growth. The distribution or mix of various types of investments is based on general market conditions, the level of interest rates, business and economic conditions, and the availability of investments in the equity and fixed income markets.

The fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities). Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

Fixed income securities held by the Fund may be rated as low as C by S&P or Moody's. No more than 5% of the Fund's assets will be invested in fixed income securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Adviser. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

INTERNATIONAL

International Fund

The INTERNATIONAL FUND seeks long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of total assets in stocks of foreign companies. The Fund may invest up to 30% of total assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). For a description of some of the investment characteristics of foreign securities, see "Foreign Securities and Emerging Countries." Generally, the Fund's portfolio contains securities of issuers from at least three countries other than the United States.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research, product development and marketing; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund's foreign equities may include, but are not limited to, common stocks, convertible preferred stocks, preferred stocks, warrants, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

SECTOR

Financial Industries Fund

The FINANCIAL INDUSTRIES FUND seeks capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its total assets in equity securities of U.S. and foreign financial services companies.

A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial holding companies; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers use a strategy of investing in financial services companies that are currently undervalued, appear to be positioned for a merger, or are in a position to benefit from regulatory changes. This strategy can be changed at any time. For a description of the investment characteristics of the Financial Industries, see "Financial Industries."

To avoid the need to sell equity securities to meet redemption requests, and to provide flexibility to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in investment grade short-term securities. The Fund may invest in debt securities of financial services companies and in debt and equity securities of companies outside of the financial services sector. The Fund may invest up to 5% of its net assets in below-investment grade debt securities, rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.

Regional Bank Fund

The REGIONAL BANK FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 65% of total assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies that receive a substantial portion of their income from banks.

A regional bank is one that provides full service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending), whose assets are primarily of domestic origin, and which typically has a principal office outside of New York City and Chicago. The Fund may invest in banks that are not Federal Deposit Insurance Corporation insured (including any state or federally chartered savings and loan association). Although the managers will primarily seek opportunities for capital appreciation, many of the regional banks in which the Fund may invest pay regular dividends. Accordingly, the Fund also expects to receive moderate income.

The Fund may also invest in other financial services companies, including companies with significant lending operations and "money center" banks. A "money center" bank is one with a strong international banking business and a significant percentage of international assets, which is typically located in New York or Chicago. In seeking growth opportunities, the Fund's management team may target banks with some or all of the following characteristics: (1) strong market position in a region with a healthy economy; (2) undiscovered fundamental strength evidenced by a low stock price relative earnings; (3) the potential to benefit from a merger or acquisition. For a description of the investment characteristics of the Banking Industry, see the "Banking Industry."

To avoid the need to sell equity securities to meet redemption requests, and to provide flexibility to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in investment grade short-term securities. The Fund may invest up to 5% of its net assets in below-investment grade debt securities of Banks rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.

Technology Fund

The TECHNOLOGY FUND seeks long-term growth of capital. To pursue this goal, the Fund invests principally in equity securities of companies that rely extensively on technology in their product development or operations.

Under normal market conditions, at least 65% of the Fund's total assets are invested in securities of the technology companies noted above. The Fund's portfolio is primarily comprised of U.S. and foreign common stocks and securities convertible into common stocks, including convertible bonds, convertible preferred stocks and warrants.

Investments in U.S. and foreign companies that rely extensively on technology in product development or operations may be expected to benefit from scientific developments and the application of technical advances resulting from improving technology in many different fields, such as computer software and hardware (including internet-related technology), semiconductors, telecommunications, defense and commercial electronics, data storage and retrieval, biotechnology and others. Generally, investments will be made in securities of a company that relies extensively on technology in product development or operations only if a significant part of its assets are invested in, or a significant part of its total revenue or net income is derived from, technology. For a description of the investment characteristics of the technology industry, see "Technology-Intensive Companies."

The Fund may invest up to 10% of its net assets in fixed income securities that, at the time of investment, are rated CC or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Ca or higher be Moody's Investors Service, Inc. ("Moody's") or their equivalent, and unrated fixed income securities of comparable quality as determined by the Adviser.

When market conditions suggest a need for a defensive investment strategy, the Fund may temporarily invest in short-term obligations of or securities guaranteed by the U.S. Government or its agencies or instrumentalities, high quality bank certificates of deposit and commercial paper. This temporary investment strategy is not designed to achieve the Fund's primary investment objective.

INCOME

Bond Fund

The BOND FUND seeks to generate a high level of current income consistent with prudent investment risk. To pursue this goal, the Fund normally invests at least 65% of total assets in a diversified portfolio of debt securities. These include corporate bonds and debentures, as well as U.S. government and agency securities. In addition, the Fund contemplates at least 75% of the value of its total assets will be in (1) debt securities that have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's ("S&P") (AAA, AA, A, or BBB); (2) debt securities of banks, the U.S. Government and its agencies or instrumentalities and other issuers which, although not rated as a matter of policy by either Moody's or S&P, are considered by the Fund to have investment quality comparable to securities receiving ratings within the four highest grades; and (3) cash and cash equivalents. Under normal conditions, the Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and options contracts).

The Fund may also invest up to 25% of its total assets in fixed income securities rated below BBB by S&P or below Baa by Moody's or their respective equivalent ratings or in securities which are unrated. The Fund may invest in securities rated as low as CC or Ca and unrated securities of comparable credit quality as determined by the Adviser. These ratings indicate obligations that are highly speculative and often in default. Securities rated lower than Baa or BBB are high risk securities generally referred to as "junk bonds." See "High Yield/High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories.

The Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio.

The Fund may invest in securities of United States and foreign issuers. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in foreign securities (excluding U.S. dollar-denominated Canadian securities).

High Yield Bond Fund

The HIGH YIELD BOND FUND seeks to maximize current income without assuming undue risk. Capital appreciation is a secondary goal. In pursuing these goals, the Fund normally invests at least 65% of its total assets in U.S. and foreign bonds rated Baa or lower by Moody's or BBB or lower by S&P or in unrated securities of comparable quality as determined by the Adviser. Up to 30% of the Fund's total assets may be invested in junk bonds rated Ca by Moody's or CC by S&P or in unrated securities of comparable quality as determined by the adviser. See "Lower Rated High Yield / High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories. Up to 40% of the Fund's total assets may be invested in the securities of issuers in the electric utility and telecommunications industries. For all other industries, the limitation is 25% of assets. The Fund may also invest up to 20% of its net assets in U.S. or foreign equities.

The types of debt securities in which the Fund may invest include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

For liquidity and flexibility, the Fund may place up to 35% of its total assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The Fund also may invest in certain higher-risk investments, including options, futures and restricted securities. See "RISK FACTORS, INVESTMENTS AND TECHNIQUES."

Money Market Fund

The MONEY MARKET FUND seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund invests in high-quality money market instruments including, but not limited to, U.S. Government, municipal and foreign government securities; obligations of supranational organizations (e.g., the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. All of the Fund's investments are denominated in U.S. dollars.

At the time the Money Market Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations while second tier securities have received ratings within the two highest categories from at least two rating agencies, but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trust's Board of Trustees, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.

The Fund seeks to maintain a constant $1.00 share price although there can be no assurance it will do so. All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.

Strategic Income Fund

The STRATEGIC INCOME FUND seeks a high level of current income. In pursuing this goal, the Fund invests primarily in the following categories of securities: foreign government and foreign corporate securities from developed and emerging countries, U.S. Government and agency securities and lower-rated high yield, high risk, fixed income securities of U.S. issuers. Under normal circumstances, the Fund's assets are invested in each of the foregoing three categories. However, from time to time the Fund may invest up to 100% of its total assets in any one category. The Fund may invest up to 10% of its net assets in common stocks and similar equity securities of U.S. and foreign companies. No more than 25% of the Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. The fixed income securities in which the Fund may invest include bonds, debentures, notes (including variable and floating rate instruments), preferred and preference stock, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interests, multiple class passthrough securities, collateralized mortgage obligations, stripped debt securities, other mortgage-backed securities, asset-backed securities and other derivative debt securities. Variable and floating rate instruments, mortgage-backed securities and asset-backed securities are derivative instruments that derive their value from an underlying security. Derivative securities are subject to additional risks. See "Risks Associated With Specific Types of Derivative Debt Securities."

The Fund generally intends to keep its average credit quality in the investment grade range. However, the Fund may invest up to 100% of total assets in fixed income securities rated below Baa by Moody's or below BBB by S&P, or in securities which are unrated. The Fund may invest in securities rated as low as Ca or CC, which may indicate that the obligations are highly speculative and in default. Fixed income securities rated below Baa or BBB are commonly called "junk bonds." See "Lower Rated High Yield / High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories.

RISK FACTORS, INVESTMENTS AND TECHNIQUES

Banking Industry. Since the Regional Bank Fund's investments will be concentrated in the banking industry, it will be subject to risks in addition to those that apply to the general equity market. Events may occur which significantly affect the entire banking industry. Thus, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries. In addition, despite some measure of deregulation, banks and other lending institutions are still subject to extensive governmental regulation which limits their activities. The availability and cost of funds to these entities is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance and condition. The Fund is not a complete investment program. Because the Fund's investments are concentrated in the banking industry, an investment in the Fund may be subject to greater market fluctuations than a fund that does not concentrate in a particular industry. Thus, it is recommended that an investment in the Fund be considered only one portion of your overall investment portfolio.

Banks, finance companies and other financial services organizations are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and the interest rates and fees which may be charged. The profitability of these concerns is largely dependent upon the availability and cost of capital funds, and has shown significant recent fluctuation as a result of volatile interest rate levels. Volatile interest rates will also affect the market value of debt securities held by the Fund. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

Financial Industries. Since the Financial Industries Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, recent legislation removing traditional barriers between banking and investment banking activities will allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry.

The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies. See "Foreign Securities & Emerging Countries."

Technology-Intensive Companies. Since the Technology Fund's investments will be concentrated in technology-intensive companies, it will be subject to risks in addition to those that apply to the general equity and debt markets. Securities prices of technology-intensive companies have tended to be subject to greater volatility than securities prices in many other industries, due to particular factors affecting these industries. Competitive pressures may also have a significant effect on the financial condition of technology-intensive companies. For example, if the development of new technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, the companies could become increasingly sensitive to short product cycles and aggressive pricing. Accordingly, the Fund's performance will be particularly susceptible to factors affecting these companies as well as the economy as a whole.

Smaller Capitalization Companies. Smaller capitalization companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Each Fund (other than Financial Industries Fund, Regional Bank Fund and Technology Fund) will diversify its investments in common stocks of companies in a number of industry groups. Common stocks have the potential to outperform fixed income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Fixed Income Securities. Fixed income investments of each Fund may include bonds, notes, preferred stock and convertible fixed income securities issued by U.S. corporations or the U.S. Government and its political subdivisions. Under normal conditions, Mid Cap Growth Fund and Small Cap Growth Fund will not invest in any fixed income securities (other than preferred stock and cash equivalents).

Fixed income securities of corporate and governmental issuers are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the issuer's creditworthiness and general market liquidity (market risk). Debt securities will be selected based upon credit risk analysis of issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available from a particular issuer as well as analysis of the anticipated volatility and liquidity of the fixed income instruments. The longer a Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in rates will generally decrease the value of the Fund's securities, while a decline in interest rates will generally increase their value.

Preferred Stocks. Each Fund (other than 500 Index Fund and Money Market Fund) may invest in preferred stock. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible  Securities.  Each Fund (other than 500 Index Fund and Money  Market
Fund) may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the same or another issuer. The Mid Cap Growth Fund and Small Cap Growth Fund may only invest in convertible preferred stock.

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which these securities are convertible depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent of such risk reduction depends upon the degree to which the convertible security sells above its value as a fixed income security. In evaluating a convertible security, the Adviser or relevant Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

The S&P 500 Index. The S&P 500 Index is a capitalization weighted index comprised of 500 industrial, utility, transportation and financial companies in the United States markets. The S&P 500 Index represents approximately 75% of the total market capitalization of stocks traded in the U.S. equity market. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment.


Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 54.80% of the Index. Typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries. As of March 31, 2001, the five largest companies in the Index were: General Electric (3.99%), Microsoft (2.81%), Exxon Mobil (2.71%), Pfizer (2.49%) and Citigroup (2.17%). The largest industry categories were: major pharmaceuticals (5.88%), integrated oil (5.12%), major telecommunications (5.11%), and major banks (4.43%)


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by John Hancock Advisers, Inc. ("the Adviser"). The 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally or in the 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Adviser is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Adviser or the 500 Index Fund. Standard & Poor's has no obligation to take the needs of the Adviser or the purchasers of the 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the 500 Index Fund, the timing of the issuance or sale of the 500 Index Fund or in the determination or calculation of the equation by which the 500 Index Fund is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the 500 Index Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JOHN HANCOCK ADVISERS, INC., THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"SPDRS" AND OTHER INVESTMENT COMPANIES. Subject to the Fund's non-fundamental restriction (d), the Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"), other exchange traded funds and other investment companies that are designed to track the S&P 500 Index. These investments have many of the same risks as direct investments in common stocks. The market value of these investment companies are expected to rise and fall as the S&P 500 Index rises and falls. If the Fund invests in an investment company, it would, in addition to its own expenses, indirectly bear its ratable share of the investment company's expenses. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock.

Foreign Securities and Emerging Countries. Each Fund (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may invest in U.S. Dollar and foreign denominated securities of foreign issuers. The Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund may only invest in U.S. dollar denominated securities including those of foreign issuers which are traded on a U.S. Exchange. The International Fund, Small Cap Growth Fund, Technology Fund, High Yield Bond Fund and Strategic Income Fund may also invest securities of foreign issuers located in countries with emerging economies or securities markets.

Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist. Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries. Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the SEC and such issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or relevant Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Because the Funds (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may invest, and International Fund will (under normal circumstances) invest, a portion of their total assets in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds' investment income or, in some cases, capital gains from stock or securities of foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

Foreign Currency Transactions. Each Fund (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

Each Fund (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund, and Money Market Fund) may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. The Adviser or relevant Sub-adviser will continuously monitor the creditworthiness of the parties with whom a Fund enters into repurchase agreements.

Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during this period, as well as the expense of enforcing its rights. A Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund would exceed 15% (10% for Money Market Fund) of the Fund's net assets.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain a separate account consisting of highly liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. A Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the firms involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% (10% for Money Market Fund) of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific
Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may each purchase and write
(sell) call and put options on any index based on securities in which it may invest. Each other Fund (except Money Market Fund) may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired. Each Fund, other than the International Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund, may also write and purchase options to enhance total return.

Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the affected Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. Each Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may each purchase and sell futures contracts on any index based on securities in which it may invest for hedging or other non-speculative purposes. The International Fund may purchase and sell various types of futures contracts and options on these futures contracts to hedge against changes in interest rates, securities prices, or currency exchange rates or for other non-speculative purposes. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each other Fund except Money Market Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on International Fund, Mid Cap Growth Fund, Small Cap Growth Fund, and Sovereign Investors Fund, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. Each Fund (other than the Money Market Fund) may purchase and write options on the futures contracts described above for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The International Fund, Mid Cap Growth Fund, Small Cap Growth Fund, and Sovereign Investors Fund may each engage in futures and related options transactions for hedging or other non-speculative purposes. Each other Fund (except Money Market Fund) will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Rights and Warrants. Each Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of Fund's assets as compared with investing the same amount in the underlying stock.


Government Securities. Each Fund may invest in government securities. However, under normal conditions, Mid Cap Growth Fund and Small Cap Growth Fund will not invest in any fixed income securities, with the exception of cash equivalents (which include U.S. Government securities maturing in 90 days or less). In abnormal conditions, these funds may temporarily invest in U.S. Government securities and U.S. Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.


Municipal Obligations. The High Yield Bond Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued and meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power of ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. Many issuers of securities chose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad for rated securities since many investors rely on rating organizations for credit appraisal.

Swaps, Caps, Floors and Collars. As one way of managing exposure to different types of investments, Bond Fund, Strategic Income Fund and High Yield Bond Fund may enter into interest rate swaps and other types of swap agreements such as caps, collars and floors. Each of these Funds may also enter into currency swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Swap agreements are subject to the risk of a counterparty's failure to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will maintain in a segregated account or liquid debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Participation Interests. The Technology Fund, Bond Fund, High Yield Bond Fund, and Strategic Income Fund may invest in participation interests. Participation interests, which may take the form of interests in or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. A Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities. The Technology Fund may purchase only those participation interests that mature in 60 days or less, or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Bond Fund, Strategic Income Fund, High Yield Bond Fund and Technology Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Funds' investments in pay-in-kind, delayed and zero coupon bonds may require a Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Structured or Hybrid Notes. The Bond Fund, Strategic Income Fund, High Yield Bond Fund, and Technology Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. High Yield Bond Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in interest rates or other reference prices.

Custodial Receipts. Each Fund, other than Mid Cap Growth Fund and Small Cap Growth Fund, may acquire custodial receipts with respect to U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Bank and Corporate Obligations. Each of the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct U.S. Dollar denominated obligations of domestic or foreign issuers. Bank obligations in which a Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Mortgage-Backed Securities. Each Fund (other than Mid Cap Growth Fund and Small Cap Growth Fund) may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private issuers. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass- through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), invests in certain mortgages primarily secured by interests in real property and other permitted investments and issues "regular" and "residual" interests. The Funds do not intend to acquire REMIC residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Asset-Backed Securities. The Bond Fund, Strategic Income Fund and High Yield Bond Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to Mortgage-Backed Securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Risks Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), leveraged floating rate securities whose yield changes in the same direction, rather than inversely to, a referenced interest rate ("super floaters"), other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risks than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Brady Bonds. The Bond Fund, High Yield Bond Fund and Strategic Income Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitates the exchange of commercial bank debt for newly issued bonds (known as Brady Bonds). The World Bank and the IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements the IMF debtor nations are required to implement domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service ("Fitch") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's, S&P and Fitch and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund (other than Sovereign Investors Fund), but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's or Sub-adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

Lower Rated High Yield/High Risk Debt Obligations. Strategic Income Fund, Regional Bank Fund, Financial Industries Fund, Relative Value Fund, Sovereign Investors Fund, Large Cap Growth Fund, Technology Fund, Bond Fund and High Yield Bond Fund may invest in high yield/high risk, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's or below BBB by S&P).

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

See the Appendix to this Statement of Additional Information which describes the characteristics of corporate bonds in the various rating categories. These Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or relevant Sub-adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield/high risk bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund's assets. The reduced availability of reliable, objective data may increase a Fund's reliance on management's judgment in valuing high yield/high risk bonds. In addition, a Fund's investments in high yield/high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers

Each Fund (other than Money Market Fund) may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally reduce the value of the Fund's portfolio securities and the Fund's shares, while a decline in interest rates will generally increase their value.

Lending of Securities. Each Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Funds not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short Sales. Large Cap Growth Fund and Financial Industries Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. Each Fund (except for 500 Index Fund, International Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Sovereign Investors Fund, Technology Fund and Money Market Fund) may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, a Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, interest or dividends a Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until a Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when- issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The International Fund, Large Cap Growth Fund, Relative Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Technology Fund, Bond Fund, Strategic Income Fund and High Yield Bond Fund engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate.

The remaining Funds do not intend to invest for the purpose of seeking short-term profits. These Funds' particular portfolio securities may be changed, however, without regard to the holding period of these securities when the Adviser or relevant Sub-adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or in general market conditions.

The portfolio turnover rate for each Fund is shown in the section captioned "Financial Highlights" in the prospectuses. A high rate of portfolio turnover (100% or greater) involves corresponding higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for Federal income tax purposes.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions which will not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectuses and this Statement of Additional Information, a "majority of the outstanding voting securities" means approval by the lesser of
(1) the holders of 67% or more of the Fund represented at a meeting if the more than 50% of the Fund's outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares.

         Each Fund (other than Money Market Fund) may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 5 and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and the purchase or sale of options, futures contracts, forward commitments, swaps and repurchase agreements entered into in accordance with the Fund's investment policies within the meaning of paragraph 6 below, are not deemed to be senior securities.

         2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and short sales, transactions in futures contracts and options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. This restriction does not apply to transactions in reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

         3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate and currency swaps, interest rate caps, floors and collars and repurchase agreements entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment, except that the Regional Bank Fund will invest more than 25% of its total assets in the banking industry. The Financial Industries Fund will ordinarily invest more than 25% of its assets in the financial services sector. The Technology Fund will ordinarily invest more than 25% of its total assets in the technology industry. The High Yield Bond Fund may invest up to 40% of the value of its total assets in the securities of issuers in the electric utility and telephone industries. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         8. For each Fund, with respect to 75% of total assets [see non-fundamental investment restriction (f)], purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Money Market Fund may not:

         1. Issue senior securities. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and transactions in repurchase agreements or reverse repurchase agreements are not deemed to be senior securities.

         2. Borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Fund does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase securities while any borrowings are outstanding. This restriction does not apply to the purchase of reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

         3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         4. Write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts.

         5. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         6. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         7. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

         Each Fund (other than Money Market Fund) may not:

         (a) Purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities. The 500 Index Fund, International Fund, Mid Cap Growth Fund, Small Cap Growth Fund Sovereign Investors Fund, and Technology Fund may not make short sales.

         (b) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (c) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act and privately issued stripped mortgage-backed securities. The adviser will determine on a case by case basis whether a particular OTC option is illiquid.

         (d) Invest for the purpose of exercising control over or management of any company.

         In addition:

         (e) Under normal conditions, Bond Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

         (f) International Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

         (g) Under normal conditions Mid Cap Growth Fund and Small Cap Growth Fund will not invest in any fixed income securities. However, in abnormal conditions, these Funds may temporarily invest in U.S. government securities and U.S. government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. government securities maturing in 90 days or less).

         (h) International Fund normally invests at least 80% of total assets in a diversified portfolio of foreign stocks from both developed and emerging countries. The Fund may invest up to 30% of total assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). Foreign equities include but are not limited to common stocks, convertible preferred stocks, preferred stocks, warrants, ADRs, GDRs and EDRs.

         (i) Mid Cap Growth Fund and Small Cap Growth Fund may not invest more than 10% of total assets in foreign securities.

Money Market Fund may not:

         (a) Purchase securities on margin or make short sales of securities except for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (b) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (c) Invest in securities which are illiquid if, as a result, more than 10% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

         (d) Invest for the purpose of exercising control over or management of any company. If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amounts of net assets will not be considered a violation of any of the foregoing restrictions.


The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of each Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and directors of the Adviser, one or more of the Sub-advisers and/or the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------


Stephen L. Brown*           Trustee and Chairman      Chairman and Director, John Hancock
John Hancock Place                                    Life Insurance Company (CEO until
P.O. Box 111                                          June 2000), John Hancock Financial
Boston, MA 02117                                      Services, Inc. (CEO until June
July 1937                                             2000); John Hancock Advisers, Inc.
                                                      (the Adviser), John Hancock Funds,
                                                      Inc. (John Hancock Funds), The
                                                      Berkeley Financial Group, Inc. (The
                                                      Berkeley Group); Director, John
                                                      Hancock Subsidiaries LLC; John
                                                      Hancock Signature Services, Inc.
                                                      (Signature Services) (until January
                                                      1997); John Hancock Insurance
                                                      Agency, Inc.; (Insurance Agency)
                                                      (until May 1999); Independence
                                                      Investment LLC, Independence Fixed
                                                      Income LLC; Insurance Marketplace
                                                      Standards Association, Committee
                                                      for Economic Development, Ionics,
                                                      Inc. (since June 2000), Aspen
                                                      Technology, Inc. (since June 2000),
                                                      Jobs for Massachusetts, Federal
                                                      Reserve Bank of Boston (until March
                                                      1999); Financial Institutions
                                                      Center (until May 1996), Freedom
                                                      Trail Foundation (until December
                                                      1996) Beth Israel Hospital and
                                                      Corporation (until November 1996);
                                                      Director and Member (Beth
                                                      Israel/Deaconess Care Group),
                                                      Member, Commercial Club of Boston,
                                                      President (until April 1996);
                                                      Trustee, Wang Center for the
                                                      Performing Arts, Alfred P. Sloan
                                                      Foundation, John Hancock Asset
                                                      Management (until March 1997);
                                                      Member, Boston Compact Committee,
                                                      Mass. Capital Resource Company;
                                                      Chairman, Boston Coordinating
                                                      Committee ("The Vault") (until
                                                      April 1997).


Maureen R. Ford *           Trustee, Vice Chairman,   President, Broker/Dealer
101 Huntington Avenue       President and Chief       Distributor, John Hancock Life
Boston, MA  02199           Executive Officer (1,2)   Insurance Company; Vice Chairman,
March 1950                                            Director, President and Chief
                                                      Executive Officer, the Adviser, The
                                                      Berkeley Group, John Hancock Funds;
                                                      Chairman, Director and President,
                                                      Insurance Agency, Inc.; Chairman,
                                                      Director and Chief Executive
                                                      Officer, Sovereign Asset Management
                                                      Corporation (SAMCorp.); Senior Vice
                                                      President, MassMutual Insurance Co.
                                                      (until 1999); Senior Vice
                                                      President, Connecticut Mutual
                                                      Insurance Co. (until 1996).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       38


                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------

Dennis S. Aronowitz         Trustee                   Professor of Law, Emeritus, Boston
101 Huntington Avenue                                 University School of Law (as of
Boston, MA  02199                                     1996); Director, Brookline
June 1931                                             Bankcorp.

Richard P. Chapman, Jr.     Trustee (1)               Chairman, President, and Chief
101 Huntington Avenue                                 Executive Officer, Brookline
Boston, MA  02199                                     Bankcorp. (lending); Director,
February 1935                                         Lumber Insurance Companies (fire
                                                      and casualty insurance); Trustee,
                                                      Northeastern University
                                                      (education); Director, Depositors
                                                      Insurance Fund, Inc. (insurance).

William J. Cosgrove         Trustee                   Vice President, Senior Banker and
101 Huntington Avenue                                 Senior Credit Officer, Citibank,
Boston, MA  02199                                     N.A. (retired September 1991);
January 1933                                          Executive Vice President, Citadel
                                                      Group Representatives, Inc.;
                                                      Trustee, the Hudson City Savings
                                                      Bank (since 1995).

Richard A. Farrell          Trustee                   President of Farrell, Healer & Co.,
101 Huntington Avenue                                 (venture capital management firm)
Boston, MA  02199                                     (since 1980); Prior to 1980, headed
November 1932                                         the venture capital group at Bank
                                                      of Boston Corporation.

Gail D. Fosler              Trustee                   Senior Vice President and Chief
101 Huntington Avenue                                 Economist, The Conference Board
Boston, MA  02199                                     (non-profit economic and business
December 1947                                         research); Director, Unisys Corp.;
                                                      Director, H.B. Fuller Company; and
                                                      DBS Holdings (Singapore) (Banking
                                                      and Financial Services); Director,
                                                      National Bureau of Economic
                                                      Research (academic).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       39


                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------

William F. Glavin             Trustee                 President Emeritus, Babson College
101 Huntington Avenue                                 (as of 1997); Vice Chairman, Xerox
Boston, MA  02199101                                  Corporation (until June 1989);
March 1932                                            Director, Caldor Inc., Reebok, Inc.
                                                      (since 1994) and Inco Ltd.

Dr. John A. Moore             Trustee                 President and Chief Executive
101 Huntington Avenue                                 Officer, Institute for Evaluating
Boston, MA  02199                                     Health Risks, (nonprofit
February 1939                                         institution) (since September
                                                      1989).

Patti McGill Peterson         Trustee                 Executive Director, Council for
101 Huntington Avenue                                 International Exchange of Scholars
Boston, MA  02199                                     (since January 1998), Vice
May 1943                                              President, Institute of
                                                      International Education (since
                                                      January 1998); Senior Fellow,
                                                      Cornell Institute of Public
                                                      Affairs, Cornell University (until
                                                      December 1997); President Emerita
                                                      of Wells College and St. Lawrence
                                                      University; Director, Niagara
                                                      Mohawk Power Corporation (electric
                                                      utility).

John W. Pratt                 Trustee                 Professor of Business
101 Huntington Avenue                                 Administration Emeritus, Harvard
Boston, MA  02199                                     University Graduate School of
September 1931                                        Business Administration (as of June
                                                      1998).

William L. Braman             Executive Vice President Executive Vice President and Chief
101 Huntington Avenue         and Chief Investment     Investment Officer, each of the
Boston, MA 02199              Officer(2)               John Hancock Funds; Executive Vice
December 1953                                          President and Chief Investment
                                                       Officer, Barring Asset Management,
                                                       London UK (until May 2000).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       40


                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------

Richard A. Brown            Senior Vice President and     Senior Vice President , Chief
101 Huntington Avenue       Chief Financial Officer (2)   Financial Officer and Treasurer of
Boston, MA  02199                                         the Adviser, John Hancock Funds,
April 1949                                                and The Berkeley Group; Second Vice
                                                          President and Senior Associate
                                                          Controller, Corporate Tax
                                                          Department, John Hancock Financial
                                                          Services, Inc. (until January
                                                          2001).

Susan S. Newton             Senior Vice President,        Senior Vice President and Chief
101 Huntington Avenue       Secretary and Chief Legal     Legal Officer the Adviser; John
Boston, MA 02199            Officer                       Hancock Funds; Vice President
                                                          Signature Services (until May
                                                          2000), The Berkeley Group, NM March
                                                          1950 Capital and SAMCorp.

James J. Stokowski          Vice President, Treasurer and  Vice President, the Adviser.
101 Huntington Avenue       Chief Accounting Officer
Boston, MA  02199
November 1946

Thomas H. Connors           Vice President and Compliance  Vice President and Compliance
101 Huntington Avenue       Officer                        Officer, the Adviser; Vice
Boston, MA  02199                                          President, John Hancock Funds.
September 1959



-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Brown and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Funds for their services.


                         Aggregate          Total Compensation
                         Compensation from  From the Fund and John
Independent Trustees     the Fund (1)       Hancock Fund Complex to Trustees (2)
--------------------     ------------       ------------------------------------

Dennis J. Aronowitz       $  2,165                   $  75,000
Richard P. Chapman*          2,264                      78,000
William J. Cosgrove*         2,066                      72,000
Leland O. Erdahl +           2,070                      72,100
Richard A. Farrell           2,165                      75,000
Gail D. Fosler               1,944                      68,000
William F. Glavin*           1,815                      64,000
Dr. John A. Moore*           2,070                      72,100
Patti McGill Peterson        2,014                      70,350
John Pratt                   2,066                      72,000
                         ---------                  ----------
Total                      $20,639                    $718,550

(1) Compensation is for the current fiscal year ending December 31, 2000.


(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2000. As of this date, there were sixty-nine funds in the John Hancock Fund Complex with each of these Independent Trustees serving on thirty-one funds.

+ As of February 28, 2001, Mr. Erdahl resigned as Trustees of the Complex.

*As of December 31, 2000, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $85,948, Mr. Cosgrove was $218,258, Mr. Glavin was $317,363 and for Dr. Moore was $263,160 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser, a Sub-adviser or affiliated companies. Some of the Trustees and officers may also be officers, Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of December 31, 2000, all shares were held by the Life Co. and the Variable Life Co. except the Adviser owns the following: International Fund 30.00%, Regional Bank 3.60%, Small Cap Growth Fund 7.28%, Mid Cap Growth 6.57%, Large Cap Growth Fund 8.35%, Relative Value 1.36%, Bond Fund 4.09%, Strategic Income Fund 10.85%, High Yield Bond Fund 18.51%, Technology Fund 2.61% and Money Market Fund 0.01%.


At such date, no other person(s) owned of record or was known by the Trust to beneficially own as much as 5% of the outstanding shares of the Trust or of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Funds and the other funds and publicly traded investment companies in the John Hancock group of funds as well as institutional accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

Each Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Funds' shareholders. Pursuant to the Advisory Agreements, the Adviser will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent.

The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds' plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As of December 14, 2000, with respect to International Fund, the Adviser has entered into a sub-investment management contract (the "Sub-advisory agreement") with Nicholas-Applegate under which, subject to the review of the Trustees and the overall supervision of the Adviser, Nicholas-Applegate is responsible for providing the Fund with investment advice. Nicholas-Applegate will also provide the Fund on a continuous basis with economic, financial and political information, research and assistance concerning international markets. Nicholas-Applegate is a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101. Nicholas-Applegate was organized in August 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. On January 31, 2001, Nicholas-Applegate was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a German Aktiengesellschaft, a German publicly traded company, which, together with its subsidiaries, comprises the world's largest insurance group (the "Allianz Group"). Allianz Group currently has assets under management of approximately $690 billion, and in its last fiscal year wrote approximately $50 billion in gross insurance premiums. Allianz AG's address is: Koeniginstrasse 28, D-80802, Munich, Germany.


Until December 14, 2000, the Sub-adviser to International Fund was Indocam International Investment Services ("IIIS"). IIIS is organized under the laws of France and is a wholly owned subsidiary of Indocam, the asset management affiliate of Credit Agricole, a French banking group. IIIS is located at 90 Boulevard Pasteur, Paris, France 75105. Indocam is an asset management firm maintaining established relationships with institutional, corporate, and individual investors, Credit Agricole is one of the largest banks in the world. The Adviser's Sub-advisory contract with IIIS was terminated effective December 14, 2000. Until March 1, 2000, the International Fund had another Sub-adviser, John Hancock Advisers, International Limited ("JHAI"), located at 6th Floor, Duke's Court, 32-36 Duke Street, St. James's, London, England SW1Y6DF. JHAI was a wholly-owned subsidiary of the Adviser formed in 1987 to provide international investment research and advisory services to U.S. institutional clients. The Adviser's Sub-advisory contract with JHAI was terminated effective March 1, 2000.

With respect to Core Equity Fund, the Adviser has entered into a Sub-advisory agreement with Independence Investment LLC ("Independence"). Independence, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc. With respect to Sovereign Investors Fund, the Adviser's Sub-advisory Agreement with SAMCorp was terminated effective January 1, 1999.

With respect to Technology Fund, the Adviser has entered into a Sub-advisory agreement with American Fund Advisors, Inc. ("AFA"). AFA is located at 1415 Kellum Place, Suite 205 Garden City, New York 11530 and was incorporated under the laws of New York in 1978. AFA, subject to the supervision of the Adviser, manages the Technology Fund's investments. AFA also provides investment advisory and management services to individual and institutional clients.

Under each respective Sub-advisory agreement, the corresponding Sub-adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

As provided by the Advisory Agreements, each Fund pays the Adviser a fee, which is accrued daily and paid monthly in arrears and is equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value.

------------------------------------------------ ---------------------------
Technology Fund                                  0.80%
------------------------------------------------ ---------------------------
International Fund                               0.90%
------------------------------------------------ ---------------------------
Regional Bank Fund                               0.80%
------------------------------------------------ ---------------------------
Financial Industries Fund                        0.80%
------------------------------------------------ ---------------------------
Small Cap Growth Fund                            0.75%
------------------------------------------------ ---------------------------
Mid Cap Growth Fund                              0.75%
------------------------------------------------ ---------------------------
Large Cap Growth Fund                            0.75%
------------------------------------------------ ---------------------------
Relative Value Fund                              0.60%
------------------------------------------------ ---------------------------
Core Equity Fund                                 0.70%
------------------------------------------------ ---------------------------
Sovereign Investors Fund                         0.60%
------------------------------------------------ ---------------------------
500 Index Fund                                   0.10%*
------------------------------------------------ ---------------------------
Bond Fund                                        0.50%
------------------------------------------------ ---------------------------
Strategic Income Fund                            0.60%
------------------------------------------------ ---------------------------
High Yield Bond Fund                             0.60%
------------------------------------------------ ---------------------------
Money Market Fund                                0.50%
------------------------------------------------ ---------------------------

*Reflects the Adviser's Agreement to limit the management fee. Without this limitation the management fee would be 0.35%. The Adviser has agreed to continue this limitation until April 30, 2002.


Under each Sub-advisory agreement, the Adviser (not the Fund) pays a portion of its fee to the corresponding Sub-adviser. Until May 10, 2001, with respect to the International Fund, the Adviser pays a Sub-advisory fee to Nicholas-Applegate equal to 55% of the gross management fee received by the Adviser with respect to the International Fund's average daily net assets. Effective May 11, 2001, with respect to the International Fund, the Adviser will pay quarterly a sub-advisory fee to Nicholas-Applegate equal on an annual basis to (i) 0.50% of the first $500,000,000 of the average daily net asset value of the Fund; and (ii) 0.45% of the average daily net asset value of the Fund in excess of $500,000,000. Until December 14, 2000, with respect to the International Fund, the Adviser paid a sub-advisory fee to IIIS equal to 55% of the gross management fee received by the Adviser with respect to the International Fund's average daily net assets. The Sub-advisory agreement with IIIS was terminated effective December 14, 2000. Prior to March 1, 2000, the Adviser paid JHAI a Sub-advisory fee equal to 70% of the advisory fee payable on the International Fund's average daily net assets. JHAI agreed to waive all but 0.05% of this fee beginning January 1, 2000. The Adviser's Sub-advisory agreement with JHAI was terminated effective March 1, 2000.


With respect to the Core Equity Fund, the Adviser pays a sub-advisory fee to Independence equal to 55% of the advisory fee payable on the Fund's average daily net assets. With respect to Technology Fund, the Adviser pays a sub-advisory fee to AFA equal to 0.10% of the Technology Fund's average daily net assets.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The adviser has voluntarily agreed to limit each Fund's expenses, excluding the management fee, to 0.25% of each Fund's average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or any of its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-adviser for a Fund or for other funds or clients for which the Adviser or Sub-adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each Advisory Agreement, and, where applicable, Sub-advisory agreement, neither the Adviser nor any Sub-adviser is liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or any Sub-adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under the Advisory Agreements, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the applicable advisory agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's advisory agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name John Hancock or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

For the fiscal years ended December 31, 1998, 1999 and 2000, the Adviser's management fee for each Fund is listed below.


     Funds                        1998 Management fee received by the Adviser
     -----                        -------------------------------------------
International                                      $49,454
Regional Bank                                       72,908
Financial Industries                               324,581
Small Cap Growth                                    43,238
Mid Cap Growth                                       7,546
Large Cap Growth                                    48,603
Relative Value                                      45,181
Core Equity                                        112,746
Sovereign Investors                                139,125
500 Index                                           20,232*
Bond                                                35,548
Strategic Income                                    62,923
High Yield Bond                                     32,414
Money Market                                        61,349


                           1999 Management fee          2000 Management fee
   Funds                 received by the Adviser      received by the Adviser
   -----                 -----------------------      -----------------------

Technology                     $ ----                        $33,261
International                  66,480                         81,503
Regional Bank                 173,090                        113,415
Financial Industries          398,471                        434,813
Small Cap Growth               80,965                        213,759
Mid Cap Growth                 20,806                         99,566
Large Cap Growth              121,727                        148,433
Relative Value                147,515                        257,116
Core Equity                   254,281                        306,248
Sovereign Investors           248,937                        295,467
500 Index                      32,613*                        33,179
Bond                           57,967                         80,502
Strategic Income              117,404                        165,020
High Yield Bond                54,095                         51,368
Money Market                  117,918                        194,539

*Net of limitation by Adviser. For the fiscal years ended December 31, 1998, 1999 and 2000, the Adviser limited its management fee. Without this limitation, the management fee received by the Adviser would have been $70,811, $114,145 and $116,127, respectively.

Each Advisory Agreement, Sub-advisory agreement and Distribution Agreement will continue in effect from year to year if approved by either the vote of the Fund's shareholders or the Trustees, including a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. These agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the affected Fund and will terminate automatically if assigned. On December 12, 2000, the Trustees approved the termination of IIIS as Sub-adviser to the International Fund and appointed Nicholas-Applegate as Sub-adviser effective December 14, 2000. On April 25, 2001, the shareholders of the International Fund approved the appointment of Nicholas-Applegate as Sub-adviser to the Fund.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.


--------------------------------------------------------------------------------
Funds                      1998               1999               2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Technology               $   ---          $    ----            $   810++++
--------------------------------------------------------------------------------
International                870              1,312              1,697
--------------------------------------------------------------------------------
Regional Bank              1,353+             3,822              2,660
--------------------------------------------------------------------------------
Financial Industries       6,370              8,707             10,269
--------------------------------------------------------------------------------
Small Cap Growth             915              1,972              5,347
--------------------------------------------------------------------------------
Mid Cap Growth               158+++             511              2,504
--------------------------------------------------------------------------------
Large Cap Growth           1,012              2,952              3,705
--------------------------------------------------------------------------------
Relative Value             1,136++            4,476              8,056
--------------------------------------------------------------------------------
Core Equity                2,523              6,545              8,230
--------------------------------------------------------------------------------
Sovereign Investors        3,643              7,445              9,273
--------------------------------------------------------------------------------
500 Index                  3,237              5,834              6,221
--------------------------------------------------------------------------------
Bond                       1,109              2,094              2,048
--------------------------------------------------------------------------------
Strategic Income           1,645              3,504              5,193
--------------------------------------------------------------------------------
High Yield Bond              839++            1,598              1,605
--------------------------------------------------------------------------------
Money Market               1,914              4,300              7,395
--------------------------------------------------------------------------------


*From commencement of operations on April 30, 1997. +From commencement of operations on May 1, 1998. ++From commencement of operations on January 6, 1998. +++From commencement of operations on January 7, 1998. ++++From commencement of operations on May 1, 2000.

Personnel of the Adviser, Sub-Advisers, and their affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the Adviser, the Sub-Adviser and their affiliates and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

Distribution Agreement. John Hancock Funds, a wholly owned subsidiary of the Adviser, serves as the principal underwriter for the Trust in connection with the continuous offering of the shares of the Funds. John Hancock Funds has the exclusive right, pursuant to the Distribution Agreement, to purchase shares from the Funds at net asset value for resale to the separate accounts of insurance companies at the public offering price.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Funds' shares, the following procedures are utilized wherever applicable.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt instruments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of any security may be determined in good faith in accordance with procedures approved by the Trustees.

Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the Funds' custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of that Fund's shares may be significantly affected on days when a shareholder has no access to that Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purpose of making such payment at the same value as used in determining net asset value. Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares solely for cash, except to the extent that redemption payments during any 90-day period for any one account, would exceed the lesser of $250,000 or 1% of the net asset value.

DESCRIPTION OF THE TRUST'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have only authorized shares of the Funds. Additional series may be added in the future. The Trustees have not authorized the issuance of additional classes of shares of the Funds.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of Variable Contract holders to vote the shares of a Fund are governed by the relevant Variable Contract. For information on these voting rights, see the Prospectuses describing the Variable Contract.

Unless otherwise required by the 1940 Act or the Declaration of Trust, each Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, each Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of the Funds' assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Funds shall be liable for the liabilities of any other series. Furthermore, no fund included in the Funds' Prospectuses shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which the Funds would be unable to meet their obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify John Hancock Servicing Center of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S., except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

DIVIDENDS

Dividends from net investment income are declared and paid as follows:

FUND                                     DECLARED                   PAID
----                                     --------                   ----
Technology Fund                          Annually                   Annually
International Fund                       Annually                   Annually
Regional Bank Fund                       Quarterly                  Quarterly
Financial Industries Fund                Annually                   Annually
Small Cap Growth Fund                    Annually                   Annually
Mid Cap Growth Fund                      Annually                   Annually
Large Growth Fund                        Annually                   Annually
Relative Value Fund                      Quarterly                  Quarterly
Core Equity Fund                         Quarterly                  Quarterly
Sovereign Investors Fund                 Quarterly                  Quarterly
500 Index Fund                           Quarterly                  Quarterly
Bond Fund                                Daily                      Monthly
Strategic Income Fund                    Daily                      Monthly
High Yield Bond Fund                     Daily                      Monthly
Money Market Fund                        Daily                      Monthly

Capital gains distributions are generally declared annually. Dividends are automatically reinvested in additional shares of the Funds.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes, has elected or intends to elect to be treated, as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without being offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each Fund distributes to its shareholders for each taxable year (in compliance with certain timing requirements) as dividends at least 90% of the sum of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (c) each Fund diversifies its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

Each Fund also must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, the assets of a Fund that may be invested in securities of any one, two, three and four issuers. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectuses, including possible current inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (the "I.R.S.") based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss but after considering the post-October loss regulations (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

For Federal income tax purposes, each Fund is generally permitted to carry forward a net realized capital loss in any year to offset its own net realized capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to the applicable Fund and would not be distributed as such to shareholders. As of December 31, 2000, the following Funds had capital loss carryforwards:


--------------------------------------------------------------------------------
                                 2006              2007              2008
--------------------------------------------------------------------------------
Technology                       --                --               $  14,000
--------------------------------------------------------------------------------
International                    --                --                 265,560
--------------------------------------------------------------------------------
Regional Bank                    --                --               2,212,041
--------------------------------------------------------------------------------
Financial Industries             --                $2,140,648       1,313,228
--------------------------------------------------------------------------------
Small Cap Growth                 --                --               2,089,105
--------------------------------------------------------------------------------
Mid Cap Growth                   --                --                 633,415
--------------------------------------------------------------------------------
Large Cap Growth                 --                --               1,306,804
--------------------------------------------------------------------------------
Sovereign Investors              $157,877             101,159       1,206,695
--------------------------------------------------------------------------------
Bond                             --                    67,593         215,568
--------------------------------------------------------------------------------
Strategic Income                    4,130             136,493         455,777
--------------------------------------------------------------------------------


Each Fund that invests in certain pay in-kind securities ("PIKs") (debt securities whose interest payments may be made either in cash or in-kind), zero coupon securities or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Investments in debt obligations that are at risk of or are in default present special tax issues for any Fund that may hold such obligations, such as Relative Value Fund, Sovereign Investors Fund, Strategic Income Fund, Technology Fund, Large Cap Growth Fund, Financial Industries and High Yield Bond Fund. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income tax.

Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options and currency forward transactions.

Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause such Fund to recognize gains or losses from marking to market even though its securities or other positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The tax rules applicable to dollar rolls, currency swaps and interest rate swaps, caps, floors and collars may be unclear in some respects, and the Funds may be required to limit participation in such transactions in order to qualify as regulated investment companies. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to the Funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

For the 30-day period ended December 31, 2000, the annualized yield was:


Bond Fund                   5.84%
Strategic Income Fund       7.94%
High Yield Bond Fund       14.03%

Yield (except for Money Market Fund). The yield of each Fund (except for Money Market Fund) is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period and annualizing the result.

While this is the standard accounting method for calculating yield, it does not reflect the Fund's actual bookkeeping; as a result, the income reported or paid by the Fund may be different. The Fund's yield is computed according to the following standard formula:

                                             6
                Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                               -------
                                 cd
Where:

       a =      dividends and interest earned during the period.
       b =      net expenses accrued during the period.
       c =      the average daily number of fund shares outstanding
                during the period  that would be  entitled to receive
                dividends.
       d =      the net asset value per share on the last day of the period.

 Money Market Fund Yield. For the purposes of calculating yield for the Money Market Fund, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

If the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

Total Return. Each Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula

The average annual total return for each Fund for the 1 year period ended December 31, 2000 and since, the commencement of operations through December 31, 2000 is as follows:

                                                        Commencement of
                               1 year period ended      Operations to
Funds                           December 31, 2000       December 31, 2000*
-----                           -----------------       ------------------

Technology Fund                          --%                -36.98%
International                        -25.17%                  6.02%
Financial Industries                  27.16%                 18.90%
Regional Bank                         17.91%                  4.96%
Small Cap Growth                     -22.33%                 11.02%
Mid Cap Growth                       -11.73%                 15.12%
Large Cap Growth                     -31.30%                  2.41%
Relative Value                        -4.80%                 22.01%
Core Equity                           -7.11%                 17.11%
Sovereign Investors                   -0.33%                 12.73%
500 Index                             -9.28%                 17.75%
Bond                                  11.85%                  7.88%
High Yield Bond                       -6.08%                 -1.41%
Strategic Income                       1.36%                 32.63%


* Financial Industries Fund commenced operations on April 30, 1997. Relative Value Fund and High Yield Bond Fund commenced operations on January 6, 1998. Mid Cap Growth Fund commenced operations on January 7, 1998. Regional Bank Fund commenced operations on May 1, 1998. Technology Fund commenced operations on May 2, 2000. Each of the other funds commenced operations on August 29, 1996.

     n _____
T = \ /ERV/P - 1

         P =      a hypothetical initial payment of $1,000.
         T =      average annual total return.
         n =      number of years.
         ERV  =   ending redeemable value of a hypothetical  $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a Fund during the period stated by the net asset value at the end of the period.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser, any Sub-adviser and the officers of the Trust pursuant to recommendations made by its investment committee, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Funds. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser or Sub-adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the NASDAQ and other policies that the Trustees may determine, the Adviser or Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

Purchases of securities for Bond Fund, Strategic Income Fund and High Yield Bond Fund are normally principal transactions made directly from the issuer or from an underwriter or market maker for which no brokerage commissions are usually paid. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases and sales from dealers serving as market makers will usually include a mark up or mark down. Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser or relevant Sub-adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or relevant Sub-adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser or relevant Sub-adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or relevant Sub-adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or relevant Sub-adviser may result in research information and statistical assistance beneficial to the Funds. The Funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of each Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees.

--------------------------------------------------------------------------------
                           1998 Broker           1999 Broker      2000 Broker
Funds                      Commissions           Commissions      Commissions
--------------------------------------------------------------------------------
International               $31,688               $44,805          $10,693
--------------------------------------------------------------------------------
Regional Bank                15,933                13,672           65,029
--------------------------------------------------------------------------------
Financial Industries         85,961               107,541           16,755
--------------------------------------------------------------------------------
Small Cap Growth             10,790                15,451           55,411
--------------------------------------------------------------------------------
Mid Cap Growth                4,603                 7,790           23,319
--------------------------------------------------------------------------------
Large Cap Growth             28,768                55,628           24,172
--------------------------------------------------------------------------------
Relative Value               67,087               113,466           49,360
--------------------------------------------------------------------------------
Core Equity                  15,467                43,018          152,533
--------------------------------------------------------------------------------
Sovereign Investors          34,227                38,021           49,746
--------------------------------------------------------------------------------
500 Index                     8,110                 4,016           54,708
--------------------------------------------------------------------------------
Bond                              0                     0                0
--------------------------------------------------------------------------------
Strategic Income                455                    12              120
--------------------------------------------------------------------------------
High Yield Bond                2,778                1,613            3,598
--------------------------------------------------------------------------------
Technology                         0                    0           10,693
--------------------------------------------------------------------------------

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended December 31, 2000, Core Equity, 500 Index, Financial Industries, Bond, High Yield Bond, International, Sovereign Investors, Strategic Income did not directed commissions in the amounts of to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities. During the fiscal year ended December 31, 2000, Regional Bank, Small Cap Growth, Large Cap Growth, Relative Value, Mid Cap Growth and Technology directed commissions in the amounts of $4,670, $4,369, $29,295, 37,662, $11,649, and $1,391, respectively, to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Credit Agricole, IIIS parent, has several affiliates engaged in the brokerage business in Europe and Asia: Credit Agricole Indosuez Cheuvreux; CPR Action (ex-Schelcher Prince Cheuvreux de Virieu International Ltd, London; Cheuvreux de Virieu, Nordic AB, Stockholm, Cheuvreux de Virieu, Espana, Madrid, Credit Agricole Indosuez Cheuvreux Deutschland GMBH, Frankfourt/ Main; Caboto Sim in Italy; Carr Securities; Carr Futures SNC. (Paris) and Carr Futures PTE, Singapore (all "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Funds may execute portfolio transactions with or through Affiliated Brokers. During the fiscal years ending December 31, 1998, 1999 and 2000, the Funds did not execute any portfolio transactions with Affiliated Brokers.

Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

SHAREHOLDER SERVICING AGENT

John Hancock Annuity Servicing Office, 529 Main Street, (X-4) Charlestown, MA 02129, a division of the Life Company, is the shareholder servicing agent for the Funds. Currently, the Funds pay no fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the International Fund, Money Market Fund and 500 Index Fund are held pursuant to a custodian agreement between the Trust and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02205. Portfolio securities of the other Funds are held pursuant to a custodian agreement between the Trust and Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02117. Under the custodian agreements, the custodians perform custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


Ernst & Young LLP, 200 Clarendon Street Boston, Massachusetts 02116, is the independent auditor of the Trust. The financial statements of the Funds have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

APPENDIX

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues as rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an active or implied 'CCC-' debt rating. The 'C' debt rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

FITCH INVESTORS SERVICE ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issuers rated A have the greatest capacity for a timely payment and the designation 1,2 and 3 indicates the relative degree of safety. Issues rated "A-1=" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (=) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

The financial statements listed below are included and incorporated by reference into Part B of the Registration Statement from the 2001 Annual Report to Shareholder's for the year ended December 31, 2000 (filed electronically on March 1, 2001, accession number 0000928816-01-000098, file no. 811-07437 and
33-64465).

John Hancock Declaration Trust

    Statement of Assets and Liabilities as of December 31, 2000.
    Statement of Operations for the year ended of December 31, 2000.
    Statement of Changes in Net Assets for each of the two years in the period ended December 31, 2000.
    Financial Highlights for each of the two years in the period ended
     December 31, 2000.
    Schedule of Investments as of December 31, 2000.
    Notes to Financial Statements.
    Report of Independent Auditors.

The latest report from your
Fund's management team

ANNUAL REPORT

Declaration Trust

Equity                V.A. Core Equity Fund
                      V.A. 500 Index Fund
                      V.A. Large Cap Growth Fund
                      V.A. Mid Cap Growth Fund
                      V.A. Relative Value Fund
                      (formerly V.A. Large Cap Value Fund)
                      V.A. Small Cap Growth Fund
                      V.A. Sovereign Investors Fund
------------------------------------------------------
International         V.A. International Fund
------------------------------------------------------
Sector                V.A. Financial Industries Fund
                      V.A. Regional Bank Fund
                      V.A. Technology Fund
------------------------------------------------------
Income                V.A. Bond Fund
                      V.A. High Yield Bond Fund
                      V.A. Money Market Fund
                      V.A. Strategic Income Fund

DECEMBER 31, 2000


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



Table of Contents

                                                                      Page

1) CEO Corner                                                            3

2) Portfolio Manager Commentary

This commentary reflects the views of the portfolio managers or portfolio management teams through the end of the period discussed in this report. Of course, the managers' or team's views are subject to change as market and other conditions warrant.

Equity

V.A. Core Equity Fund                                                    4
V.A. 500 Index Fund                                                      7
V.A. Large Cap Growth Fund                                              10
V.A. Mid Cap Growth Fund                                                13
V.A. Relative Value Fund                                                16
V.A. Small Cap Growth Fund                                              19
V.A. Sovereign Investors Fund                                           22

International

V.A. International Fund                                                 25

Sector

V.A. Financial Industries Fund                                          28
V.A. Regional Bank Fund                                                 31
V.A. Technology Fund                                                    34

Income

V.A. Bond Fund                                                          37
V.A. High Yield Bond Fund                                               40
V.A. Money Market Fund                                                  43
V.A. Strategic Income Fund                                              45

3) Financial Statements                                                 48

4) Notes to Financial Statements                                       121


TRUSTEES

Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
* Members of the Audit Committee

OFFICERS

Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIANS

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
V.A. Bond Fund
V.A. Core Equity Fund
V.A. Financial Industries Fund
V.A. High Yield Bond Fund
V.A. Large Cap Growth Fund
V.A. Mid Cap Growth Fund
V.A. Regional Bank Fund
V.A. Relative Value Fund
V.A. Small Cap Growth Fund
V.A. Sovereign Investors Fund
V.A. Strategic Income Fund
V.A. Technology Fund

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
V.A. 500 Index Fund
V.A. International Fund
V.A. Money Market Fund

TRANSFER AGENT

John Hancock Annuity Servicing Office
529 Main Street (X-4)
Charlestown, Massachusetts 02129

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISERS

American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530
V.A. Technology Fund

Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101
V.A. International Fund

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109
V.A. Core Equity Fund

ISSUER

John Hancock  Life Insurance Company
John Hancock Variable Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not Licensed in New York

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to second paragraph.]

DEAR SHAREHOLDERS:

After providing investors with positive returns since 1991, and double-digit returns since 1995, the stock market brought investors down to earth in 2000. High-priced technology stocks plunged from their record highs, and rising interest rates produced a slowing economy by year end. The tech-heavy NASDAQ Composite Index ended the year losing 39.29%, while the Standard & Poor's 500 Index fell 9.10%.

If nothing else, the year 2000 served as a reminder for investors to set more realistic expectations, especially given how unusual the string of strong returns was between 1995 and 1999. It also highlighted the importance of having a diversified portfolio and maintaining a long-term perspective, particularly during tempestuous market times, to avoid making emotional, perhaps costly, investment decisions.

We begin 2001 with a new U.S. president, new possibilities and lingering uncertainties. Questions remain about how successful the Federal Reserve will be in achieving the sought-after "soft landing" for the economy. As this story unfolds, the impact of a slower-growing economy on corporate profits will emerge. Even though the Fed remains a key driver of the market's direction, we are also watching Washington, D.C. as President George W. Bush takes control and attempts to enact tax cuts.

Market moves aside, this is a time of year when many investors' thoughts often turn to more taxing matters. As part of your tax-planning strategy, we encourage you to work with your investment professional to consider the various options for minimizing and deferring tax payments -- in an effort to maximize results. These include focusing on tax-exempt funds, contributing the maximum to retirement plans, establishing or adding to IRAs and funding a variable annuity. These concrete steps, coupled with a rededication to the tenets of long-term investing, are good ways to get the new year off to the right start.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN CHIEF EXECUTIVE OFFICER



BY PAUL MCMANUS FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Core Equity Fund

Slowing economy, dimming earnings prospects sink stocks

The year 2000 was marked by unprecedented volatility, as the markets fell sharply in the spring, rallied over the summer and plunged again during the final four months of the year. The Federal Reserve Board, which had already hiked interest rates three times in 1999, added three more increases in the first half of 2000, including a 0.50% increase in May. With share prices in technology, telecommunications and biotechnology stocks reflecting unrealistically optimistic expectations, the Fed's actions were enough to puncture the speculative bubble and bring the popular market averages lower. The tech-heavy NASDAQ Composite Index was particularly vulnerable, shedding a whopping 39.29% in 2000.

"On a relative
 basis, we
 were helped
 by our
 holdings in
 health
 care..."

At the time of the Fed's final increase on May 16, there was scant evidence of decelerating growth in corporate earnings or the overall economy. Accordingly, the markets rallied during the summer, buoyed by investors' belief that interest rates were stabilizing and their hope that higher rates would cool the economy without doing significant damage to earnings.

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is General Electric 4.6%, the second is Citigroup 4.4%, the third Pfizer 3.6%, the fourth
Merck 3.2% and the fifth ExxonMobil 3.0%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

That hope was shattered in the fall. Prominent companies in a broad variety of sectors issued warnings that fourth-quarter profits would be substantially lower than previously expected. At the same time, data on industrial production, retail sales, employment and consumer confidence all gave evidence of a slowing economy. As a result, sellers took control and the markets plummeted. Defensive sectors like health care, consumer nondurables and financial services managed to buck the trend, as did energy, but growth stocks in most sectors had an extremely difficult year in 2000.

Performance summary

The Fund continued to implement its strategy of buying undervalued stocks of companies with improving fundamentals. In sectors such as technology, however, it was more a question of identifying the companies that appeared to suffer the least deterioration in fundamentals. The Fund had a losing year but finished ahead of the S&P 500 Index, primarily due to favorable stock selection. For the 12 months ended December 31, 2000, John Hancock V.A. Core Equity Fund had a return of -7.11% at net asset value. In comparison, the S&P 500 returned -9.10%, including reinvested dividends. However, the Fund trailed the 1.15% return of the average variable annuity growth and income fund, according to Lipper, Inc. Many funds in the Lipper average have a heavier emphasis on value-oriented investments, which were the place to be, especially during the second half of the period. Longer-term performance information can be found on page six.

Health care, financials help returns

On a relative basis, we were helped by our holdings in health care, a sector we steadily increased throughout the year. Compared with companies in other sectors, health-care firms, especially pharmaceutical companies, had generally superior earnings growth prospects. One of the best performers, Warner-Lambert, rose sharply as a result of being the target of a bidding war between Pfizer and American Home Products (Pfizer ultimately won). Merck, Pharmacia, Bristol-Myers Squibb and Schering-Plough were other drug stocks that made meaningful contributions to performance.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 2% with -10% at the bottom and 2% at the top. The first bar represents the -7.11% total return for John Hancock V.A. Core Equity Fund. The second bar represents the 1.15% total return for Average variable annuity growth and income fund. A note below the chart reads "The total return for John Hancock V.A. Core Equity Fund is at net asset value with all distributions reinvested. The average variable annuity growth and income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Financial stocks were another area of strength, helped by the growing consensus that a weakening economy would bring lower interest rates. Both stock selection and a marginal overweighting aided performance relative to our benchmark. One of our top performers, Fannie Mae, also benefited when Congress lost interest in an initiative that would have removed the competitive advantages Fannie Mae enjoys because of its status as a quasi-government organization. Another holding in the sector meriting mention is Citigroup, which continued to post consistently good earnings growth through its favorable mix of banking, brokerage and insurance businesses.

Technology and telecommunications hit the skids

Leading the list of negative contributors were many names that made positive contributions a year ago. Microsoft was hurt earlier in the year by the Justice Department's antitrust lawsuit, then by slowing demand for personal computers. We reduced the position to below market weight in the first half of the period, but the stock still hurt performance substantially. Lucent Technologies was a different story. We liked the stock for the first half of the year, but it subsequently became apparent to us that the company was slipping behind competitors in some key technological areas. Consequently, we sold the entire position in the fourth quarter. Long-distance provider WorldCom reflected the intense competition for telephone services of all kinds, as did Sprint and AT&T, two other lackluster performers. Despite the carnage, we maintained roughly a market weighting in technology. The Fund stresses diversification and attempts to keep its risk profile similar to that of the S&P 500 Index.

"...we would
 not be
 surprised to
 see a
 series of
 interest-rate
 reductions."

Looking ahead

Amid considerable pessimism about stocks, the Fed surprised investors by cutting interest rates on January 3, just after the period ended. It appears that the primary challenge facing investors over the short term will be balancing the positive effects of lower rates with the negative ramifications of slower earnings growth. Through its actions, the Fed has served notice that it intends to be aggressive about addressing the current slowdown, so we would not be surprised to see a series of interest-rate reductions. Furthermore, history has shown that the stock market responds well to multiple rate cuts by the Fed. We will consider these and many other factors as we continue our search for undervalued stocks of companies with improving fundamentals.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                     ONE    INCEPTION
                                                    YEAR    (8/29/96)
                                              ----------   ----------
Cumulative Total Returns                          (7.11%)      98.43%
Average Annual Total Returns(1)                   (7.11%)      17.11%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 16.69%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Core Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Core Equity Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Core Equity Fund on August 29, 1996 and is equal to $19,844 as of December 31, 2000.



BY ROGER HAMILTON, CFA, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. 500 Index Fund. Caption below reads "Roger Hamilton."]

John Hancock
V.A. 500 Index Fund

Tech stock sell-off causes S&P 500 Index to post weak performance

During 2000, the Standard & Poor's 500 Index posted one of its largest losses in more than a decade, declining 9.10% for the year. But the Index's losses seem worse than they really were. While technology and telecommunications stocks -- two of the most influential groups within the Index -- suffered painful declines during the year, more than 249 out of 444 stocks that were in the Index at the start of 2000 actually posted gains for the year. Among the year's bright spots were groups like drugs, electric utilities, energy, insurance, food and thrifts. Possibly the most notable trend in 2000 was the shift away from high-growth tech and telecommunications companies into more defensive, value-oriented stocks. After bidding up their prices in 1998, 1999 and the first quarter of 2000, investors suddenly and dramatically soured on both tech and telecom as they became increasingly concerned that the business fundamentals of most of these companies didn't justify their sky-high valuations. That's not to say that tech and telecom stocks were the year's only disappointments. Retailers, automotive companies and basic-material producers also posted losses as concerns about a slowing economy weighed heavily on these groups.

"...the biggest
 story of
 2000 was the
 reversal of
 fortune of
 tech and
 telecommuni-
 cations
 stocks."

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is General Electric 4.1%, the second is ExxonMobil 2.5%, the third Pfizer 2.4%, the fourth Cisco Systems 2.2% and the fifth Citigroup 2.1%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance

John Hancock V.A. 500 Index Fund had a total return of -9.28% at net asset value. By comparison, the average variable annuity S&P 500 Index objective fund had a total return of -9.32%, according to Lipper, Inc. Historical performance information can be found on page nine.

In managing the Fund, our goal is to have our holdings closely track those of the S&P 500 Index, while minimizing the costs associated with buying and selling shares of stocks. Although there are frequent changes in the composition of the Index, we re-balance the Fund's holdings less frequently to minimize transaction costs. When we get additional money into the Fund that cannot immediately be deployed into Index components, we buy S&P 500 Index futures, which allow us to participate in the Index's performance without incurring the higher transaction costs of buying stocks.

Incidentally, 2000 was one of those years when there were many changes in the composition of the Index. As a result of a variety of factors, including mergers and acquisitions, financial failures or others, more than 56 new companies were added to the Index during the year.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -10% at the bottom and 0% at the top. The first bar represents the -9.28% total return for John Hancock V.A. 500 Index Fund. The second bar represents the -9.10% total return for S&P 500 Index. The third bar represents the -9.32% total return for Average variable annuity S&P 500 Index objective fund. A note below the chart reads "The total return for John Hancock V.A. 500 Index Fund is at net asset value with all distributions reinvested. The average variable annuity S&P 500 Index objective fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"Given the
 slowing
 economy,
 we could
 see more
 disappointing
 earnings
 results."

Leaders and laggards

Undoubtedly, the biggest story of 2000 was the reversal of fortune of tech and telecommunications stocks. After posting eye-popping gains in 1999 and the first quarter of 2000, the tech stock mania stalled. From Internet-related companies to software makers to hardware manufacturers, investors increasingly sold tech stocks as evidence mounted that the slowing economy was eating away at profits. Losses suffered by Internet access providers Yahoo! and AOL took a big toll on the Index's performance on a capitalization weighted basis, losing more than 85% and 54%, respectively, for the year. Lucent Technologies posted a loss of nearly 81%. Shares of the beleaguered e-tailer Amazon.com slid almost 80% as investors worried that holiday sales would weaken. WorldCom and AT&T both suffered losses in excess of 65% in the wake of falling long-distance prices. Dell Computer and Intel lost 65% and 27%, respectively, due to slower-than-expected demand for personal computers. Microsoft tumbled more than 62% on worries about the antitrust suit against the company, coupled with weaker demand for its software.

But outside the tech and telecommunications sectors, nowhere was the S&P 500 Index's health more evident than in the financial and drug sectors. Finance company Washington Mutual and insurance giant American International Group posted gains of 105% and 36% in response to expectations that falling interest rates in 2001 would boost their financial results. Likewise, Fannie Mae got a lift from the prospect of falling rates, and posted a gain of more than 38%. Citigroup, up 22%, was also boosted by the prospect of lower interest rates. Within the drug sector, Pfizer and Merck each rose about 40% on investors' growing desire for defensive stocks and on expectations that the demand for established drugs will remain steady. Higher oil prices lifted energy stocks, particularly Enron, which rose more than 87% during the year. Rounding out the Index's top 10 biggest contributors for 2000 were two consumer products companies nearly left for dead in 1999. Philip Morris surged more than 91% and PepsiCo gained roughly 40%.

Outlook

The first half of 2001 could continue to be a difficult period for the stock market. Given the slowing economy, we could see more disappointing earnings results. But after the Fed's surprise move to cut rates just days after the year ended, and with the prospect of more rate cuts in the offing, we are hopeful that it could provide the impetus for better stock-market performance in the second half of the year. No matter what the direction of the market, our goal will be to closely track the performance of the S&P 500 Index, and our performance will be dictated by the Index. The past year has served as a useful reminder that S&P 500 Index funds are susceptible to market downturns, and, as a result, the Fund's share price will rise and fall in response to gains or losses posted by the underlying stocks in the Index.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                                SINCE
                                                     ONE    INCEPTION
                                                    YEAR    (8/29/96)
                                              ----------   ----------
Cumulative Total Returns                          (9.28%)     103.25%
Average Annual Total Returns(1)                   (9.28%)      17.75%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) and the management fee to 0.l0% of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (9.86%) and 17.20%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. 500 Index Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. 500 Index Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. 500 Index Fund on August 29, 1996 and is equal to $20,326 as of December 31, 2000.



BY WILLIAM L. BRAMAN AND ROBERT UEK FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Large Cap Growth Fund

Tough going for Fund and stock market in 2000

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Large Cap Growth Fund. Caption below reads "Will Braman."]

The bears were out in full force during the past 12 months, particularly in the technology arena. Volatility began early on and continued in prolonged bouts as the period progressed. Speculation about the economy's direction and the sustainability of corporate profits dominated investors' concerns. By year's end, all the major stock indexes were down considerably, as was John Hancock V.A. Large Cap Growth Fund.

"...all the
 major stock
 indexes were
 down..."

Fund performance

For the 12 months ended December 31, 2000, the Fund produced a total return of -31.30% at net asset value. By comparison, the Fund's benchmark index, the Russell Top 200 Growth Index, returned -24.53%, the tech-heavy NASDAQ Composite Index returned -39.29% and the broader market, as measured by the Standard & Poor's 500 Index, returned -9.10%. In the same period, the average variable annuity growth fund returned -9.22%, according to Lipper, Inc. Historical performance information can be found on page 12. The Fund's performance lagged its peers primarily because of our heavy stake in technology, particularly the more aggressive companies, which we maintained throughout much of the year. As the earnings of many technology companies decelerated, their stock prices came back down to earth.

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is Pfizer 5.3%, the second is General Electric 4.7%, the third Cisco Systems 4.1%, the fourth Oracle Systems 3.6% and the fifth Tyco International
3.6%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Technology struggles

For a long time, we have been espousing the dynamic long-term growth prospects of many technology stocks and, indeed, the sector itself. We firmly believe technology companies will continue to drive not only the United States' economy but the world's as well, thereby providing investors with considerable long-term growth potential. The strength of the technology stock sector in recent years is certainly a testament to this belief. However, with each interest rate increase by the Federal Reserve Board this past spring -- and then with each new economic report suggesting a slowdown -- investors began to question the ability of companies, particularly technology firms, to continue meeting the very high earnings expectations of the past few years. Consequently, it grew increasingly difficult for many investors to justify the high stock prices in exchange for the potential payback. When a company posted disappointing earnings -- as many did -- the stock price was pummeled. As the stock prices in the tech and biotech sec tors dropped, fears arose about the possible price declines of other richly valued stocks. Investors harvested whatever profits they could and ran for cover in the United States Treasury market.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -35% at the bottom and 0% at the top. The first bar represents the -31.30% total return for John Hancock V.A. Large Cap Growth Fund. The second bar represents the -9.22% total return for Average variable annuity growth fund. A note below the chart reads "The total return for John Hancock V.A. Large Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity growth fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Tech holdings reduced

Throughout the period, a large amount of the Fund's net assets remained in the technology sector, with the weighting peaking in September at around 60% of net assets. By period's end, however, the stake was reduced to 43%. While the sector's downturn had a hand in bringing that figure down, we also eliminated many holdings from the Fund. Our reasons had more to do with the possibility of further stock price volatility than with any concerns we had about the business fundamentals or long-term growth prospects of many of the companies we sold.

In trimming the Fund's weighting, we targeted many names relating to personal computer hardware. Issues we sold included IBM, Microsoft, Gateway, Dell and Hewlett Packard. We also eliminated positions in commodity semiconductors and semiconductor equipment by selling Intel, Texas Instruments, Applied Materials and Micron. Other high-priced stocks that demonstrated an increased risk of price declines were sold as well. In the biotechnology sector, we moved out of Immunex and Amgen. We held on to, and even purchased, some stocks in the computer networking and communications sub sectors as stock prices became increasingly attractive. We bought such issues as Juniper Networks, CIENA, JDS Uniphase and Nortel Networks.

Health care, finance increased

As the period progressed, we added to the Fund's weighting in health-care and financial stocks. In health care, it was the pharmaceuticals we sought. This past year, investors prized the earnings predictability of large drug companies. These steady growers are also defensive in nature, as they are relatively insulated from economic changes. We increased the size of our stakes in Pfizer, Pharmacia and Johnson & Johnson and initiated a new position in Merck. As technology stock prices dropped, drug stocks soared.

"...we are
 mindful that
 plenty of
 volatility may
 well lie
 ahead."

Our financial focus has been fairly broad-based, though we emphasized insurance names slightly. In addition to the relatively attractive stock prices, the business cycle and pricing environment among property casualty and insurance companies has been improving. We also thought it prudent for the Fund to have exposure to the mortgage-lending and consumer-lending sub sectors. The stocks that caught our attention include AFLAC, American General, Wells Fargo, Fannie Mae, MBNA, Citigroup and State Street Corp.

Outlook

Shortly after the close of the period, the Fed cut the fed funds rate by one-half a percent. As encouraged as we are by the Fed's recent actions, we are mindful that plenty of volatility may well lie ahead. In our opinion, investors will need quite a bit more convincing before returning to growth stocks. First-quarter earnings reports will be somewhat of a guidepost. The good news is that tech stock prices are now more attractive than they have been in years. While the stock prices of many companies have been taken down by 60% to 70%, many are still growing their earnings by anywhere from 30% to 50%. With that in mind, we are now inclined to selectively increase the Fund's technology exposure and position for what we believe will be an eventual rebound.


A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (31.30%)      10.87%
Average Annual Total Returns(1)                 (31.30%)       2.41%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 1.72%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Large Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell Top 200 Growth Index -- an unmanaged index which measures the performance of the Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Large Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Russell Top 200 Growth Index and is equal to $22,269 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Large Cap Growth Fund on August 29, 1996 and is equal to $11,087 as of December 31, 2000.



BY BARBARA C. FRIEDMAN, CFA, PORTFOLIO MANAGEMENT TEAM LEADER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Mid Cap Growth Fund. Caption below reads "Barbara Friedman."]

John Hancock
V.A. Mid Cap Growth Fund

Mid caps sink along with market

Mid-cap growth stocks held up well in the volatile first half of 2000, but eventually faltered amid a sharp slowdown in economic growth. Early in the year, mid-cap stocks, with their strong earnings and more reasonable valuations, remained in favor. In March, however, investors abandoned technology stocks, concerned that they had reached unsustainably high prices in light of rising interest rates and a potential deceleration in the economy. Growth stocks of all sizes suffered, while safer haven sectors like finance, health care, energy and utilities took off. By the fourth quarter, there was evidence of much slower economic growth. Weaker consumer and corporate spending hurt sales in many sectors. Stock prices fell, with the Russell Midcap Growth Index returning -11.75% for 2000.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Waters Corp. 2.3%, the second is Millennium Pharmaceuticals 1.9%, the third Aeroflex 1.8%, the fourth AFLAC, Inc. 1.8% and the fifth McLeodUSA 1.8%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Strategy and performance review

In this difficult environment, John Hancock V.A. Mid Cap Growth Fund maintained its long-term focus on mid-size companies with strong earnings growth prospects and market capitalizations in the range of the Russell Midcap Growth Index. The Fund's above-average stake in both technology and telecommunications stocks, along with weak performance among radio stocks, resulted in a -11.73% return at net asset value for the year ended December 31, 2000. By comparison, the average variable annuity mid-cap fund, which includes funds that invest in both mid-cap growth and value stocks, returned 5.21%, according to Lipper, Inc. Historical performance information appears on page 15.

"We lightened
 up on
 technology
 over the
 summer, but
 kept a market
 weighting..."

Telecom and radio disappointments

The Fund maintained a high stake in competitive local exchange carriers (CLECs) such as Global Crossing, McLeodUSA, XO Communi cations (formerly NEXTLINK) and Allegiance Telecom. Concerns that some CLECs would be unable to obtain funding to build out their systems hurt the entire sector, sending stock prices down 50% or more for the year. We held on to CLECs that were fully funded through 2001 and, in many cases, beyond. In addition, most of our companies ended the year in better shape fundamentally than a year earlier, having added new customers and access lines faster than anticipated. Radio stocks also declined significantly last year, as investors anticipated a huge slowdown in advertising spending in 2001. We sold smaller, specialized names like Radio One last summer. But during the fall, we added shares of leading broadcasters like Clear Channel Com munications and His panic Broadcasting, believing that inves tors had overreacted to what should be a less precipitous drop in ad spending.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -15% at the bottom and 10% at the top. The first bar represents the -11.73% total return for John Hancock V.A. Mid Cap Growth Fund. The second bar represents the 5.21% total return for Average variable annuity mid-cap fund. A note below the chart reads "The total return for John Hancock V.A. Mid Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity mid-cap fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"...we have
 distributed
 the Fund's
 assets across
 a wider array
 of sectors..."

Technology bright spots

We lightened up on technology over the summer, but kept a market weighting because we expect technology spending to continue to outpace the growth rate of the overall economy. We focused on stocks in the fast-growing areas of data storage and fiber optics. Companies like Brocade Communications Systems, which provides switches for storage systems, benefited as the Internet explosion increased data storage demands. Many top performers for the year were fiber-optics-related businesses, including Corning, a leading fiber supplier, which we sold mid-year; E-Tek Dynamics, an equipment manufacturer, which was bought out; and Applied Micro Circuits, which sells integrated circuits. Comverse Technology also did quite well as demand grew for the profitable, value-added services (like voice mail) that it provides to telephone companies. Unfortunately, we had our share of technology disappointments, including Lexmark International, which makes printers. As PC demand failed to pick up this fall, the stock got hammered, causing us to sell.

Strength in finance and health care

We used the proceeds from our technology sales to add to our finance and health-care investments. Finance stocks climbed largely in anticipation of declining interest rates. Concord EFS, a company that specializes in electronic transaction processing for credit cards, also soared as demand for its services increased. USA Education (formerly Sallie Mae), which makes student loans, benefited from a favorable competitive environment and a recent acquisition. Other strong performers included Ambac Financial Group, a municipal bond insurer that is expanding internationally, and Golden West Financial, a California savings and loan with a sizable mortgage business. In the health-care area, Waters Corp. and Applera Corp.--Applied Biosystems Group posted strong gains as demand increased for the analytical equipment they supply to biotech companies. We added health-care service names like Community Health Systems, a well-managed chain of rural hospitals that took off after going public this summer. Allergan, a drug company that specializes in eye diseases, also boosted performance as investors looked for safer-haven investments.

Outlook for 2001

As we start 2001, we believe the environment will be one of uncertainty, continued volatility and more modest gains. We expect more companies to announce earnings disappointments related to the rapid deceleration in economic growth. But economic growth, though low, should remain positive, as business in many sectors remains strong. Inflation should also remain under control. The fact that the Federal Reserve acted quickly after year end to cut interest rates bodes well for the economy -- and for the market. Going forward, we expect a variety of sectors to participate in any market upturn, although there will also be more distinct winners and losers within each sector. For this reason, we have distributed the Fund's assets across a wider array of sectors with a focus on the strongest mid-cap stocks in each sector -- names that should be among the first to rebound in an economic recovery.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/7/98)
                                             ----------   ----------
Cumulative Total Returns                        (11.73%)      52.13%
Average Annual Total Returns(1)                 (11.73%)      15.12%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (11.83%) and 13.55%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Mid Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Index and the Russell Midcap Growth Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. The Russell Midcap Growth Index is an unmanaged index that contains those securities from the Russell Midcap Index with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Mid Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell Midcap Growth Index and is equal to $15,737 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Mid Cap Growth Fund on January 7, 1998 and is equal to $15,213 as of December 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $14,148 as of December 31, 2000.



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER,
AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Relative Value Fund. Caption below reads "Timothy
Quinlisk."]

John Hancock
V.A. Relative Value Fund

Stock market declines as economic growth slows

The past year was a difficult one for stock investors. Early on, technology and telecommunications stocks -- the leading growth sectors -- reached what seemed to be unsustainable prices, while investors ignored value sectors like finance and utilities. This situation began to reverse in March, when signs of slower economic growth raised concerns about whether the high-fliers would be able to meet earnings expectations. Investors bolted out of technology in search of safer havens, boosting finance, energy, health-care and utilities stocks. Throughout the summer and into the fall, value stocks continued to lead. The market remained volatile and took a sharp downturn in the fourth quarter amid increasing signs that the economy might be headed for a hard landing. As consumer and corporate spending slowed, the Standard & Poor's 500 Index tumbled, returning -9.10% in 2000.

"We're
 especially
 interested in
 companies
 where there
 is a catalyst
 ...that can
 unlock the
 stock's
 intrinsic
 value."

Fund stays the course

A weak stock market gives us more opportunities to buy great businesses that have the ability to grow and create value over a long period at a time when their stocks are selling at bargain prices. We're especially interested in companies where there is a catalyst -- such as a restructuring, new management or new product -- that can unlock the stock's intrinsic value. For the year ended December 31, 2000, John Hancock V.A. Relative Value Fund stayed ahead of the market, returning -4.80% at net asset value. However, the Fund's above-average investment in beaten-down technology stocks caused us to lag the average variable annuity growth and income fund, which returned 1.15%, according to Lipper, Inc. For historical performance information, please see page 18.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Parametric Technology Corp. 5.3%, the second is AT&T-Liberty Media Group 5.1%, the third Hughes Electronics 5.0%, the fourth Tyco International 4.9% and the fifth Sprint Corp. 4.4%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Technology nosedives

The Fund's largest stake was in the technology sector, where nearly all stocks -- strong and weak alike -- posted significant declines. Our biggest disappointments included Lucent Technologies, which failed to meet investors' expectations regarding a new product launch; Conexant Systems, which experienced weakening demand from personal computer manufacturers that buy its semiconductors; and Computer Associates International, which saw demand soften as mainframe software customers waited for IBM's newest mainframe product to come out. We held on because we believe these stocks will be among the first to benefit once corporations step up spending again. In a related area, Hughes Electronics, a direct television operator, also saw its stock price sink as subscriber growth weakened.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -5% at the bottom and 5% at the top. The first bar represents the -4.80% total return for John Hancock V.A. Relative Value Fund. The second bar represents the 1.15% total return for Average variable annuity growth and income fund. A note below the chart reads "The total return for John Hancock V.A. Relative Value Fund is at net asset value with all distributions reinvested. The average variable annuity growth and income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Finance and capital goods deliver

Fortunately, our sizable investments in finance and capital goods helped buoy the Fund. In the finance area, we focused on names with strong earnings growth, including Ace, Ltd. and XL Capital, Ltd., property and casualty insurers that benefited as investors anticipated improved pricing. Ambac Financial Group, a municipal bond insurer, also did well, thanks to new market opportunities abroad and growing demand. In the capital goods sector, many of our investments profited from strong demand, including PerkinElmer, a company that supplies health-care testing equipment; Millipore, which provides filtration products for the pharmaceutical, biotechnology, and semiconductor markets; Corning, the leading provider of fiber for fiber-optic networks; and Amphenol, an electronics company that makes connectors for the aerospace, cable and wireless industries. As these stocks reached full valuations, we took profits.

Diverse operations gain

Our investments in multi-industry companies like Tyco International and Honeywell International also bolstered performance. Tyco, a company with a diverse mix of businesses and strong execution, spun off some assets in the second half of the year, which helped unlock the stock's value. Honeywell, whose management was under tremendous pressure to better integrate its Allied-Signal acquisition, benefited when General Electric announced it was buying the company late in the year. ACNielsen, which provides market research to retailers, and Etec Systems, a semiconductor equipment provider, also were strong performers, thanks to buyouts during the period. Finally, local telephone providers CenturyTel and Verizon Communications did well as investors began to focus on the value of their core local telephone businesses.

"We are
 positioning
 the Fund for
 a recovery,
 but think
 it will be
 different from
 the past."

Volatility yields opportunity

As we head into 2001, the economic slowdown most likely means more companies will miss earnings expectations, causing increased market volatility. Fortunately, shortly after the new year began, the Federal Reserve began lowering interest rates. Any further rate cuts, along with tax decreases under the new administration, could help re-ignite economic growth. We are positioning the Fund for a recovery, but think it will be different from the past. Typically, the first stocks to benefit are early cyclicals -- retailers, home builders and auto parts stocks, for example, that do well once consumers start spending again. This time, because there is little pent-up consumer demand, we expect more corporate-oriented businesses to be among the first to move. With that in mind, we've begun taking money out of finance and shifting it into beaten-down media, telecom and technology stocks. We've added to our stakes in names like Parametric Technology, a mechanical design maker, and AT&T Corp. -- Liberty Media Group, the largest cable television provider in the United States. We've also made some new purchases including Viacom, the leading media company worldwide, and Sprint, a telephone company with strong local assets as well as long distance and wireless services. We believe our focus on great businesses that are selling at bargain prices will continue to benefit the Fund.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/6/98)
                                             ----------   ----------
Cumulative Total Returns                         (4.80%)      81.03%
Average Annual Total Returns(1)                  (4.80%)      22.01%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets.Without the limitation of expenses, the average annual total return since inception would have been 21.92%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Relative Value Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Relative Value Fund on January 6, 1998 and is equal to $18,103 as of December 31, 2000. The second line represents the Standard & Poor's 500 Index and is equal to $14,148 as of December 31, 2000.



BY BERNICE S. BEHAR, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
ANURAG PANDIT, CFA, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Small Cap Growth Fund. Caption below reads "Bernice Behar."]

John Hancock
V.A. Small Cap Growth Fund

Growth stocks fall from favor as technology stumbles in 2000

After a very strong 1999, small-cap growth stocks sank under the weight of falling technology and telecommunications stocks in 2000. Rising interest rates and growing earnings concerns in the face of a slowing economy caused investors to flee these high-priced sectors that had held their undivided attention until mid March. This reversal sent the tech-heavy NASDAQ Composite Index down 39.29% for the year, as investors became more focused on less expensive and more defensive segments of the market like health care, financial and energy stocks. Value stocks replaced growth stocks as the place to be. The result was a huge gap in performance between two of the major indexes that track small-cap stocks, with the Russell 2000 Value Index gaining 22.83% and the Russell 2000 Growth Index losing 22.43% for the year ended December 31, 2000.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Newfield Exploration 1.5%, the second is Corporate Executive Board 1.5%, the third Bindley Western Industries 1.4%, the fourth AmeriSource Health Corp. 1.4% and the fifth LifePoint Hospitals 1.3%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance

John Hancock V.A. Small Cap Growth Fund performed in line with its benchmark Russell 2000 Growth Index, posting a total return of -22.33% at net asset value for the year ended December 31, 2000. That compared with the 0.24% return of the average variable annuity small-cap fund, according to Lipper, Inc. Our relative underperformance stems from the fact that this Lipper group includes funds that were able to invest in more value-oriented stocks. Furthermore, while we were underweight in technology versus our benchmark index, we remained overweighted versus the peer group. We also suspect that some of our peers held on to more of the stocks that recently graduated from small-cap to mid-cap status on their strong performance, since mid-cap companies produced some of the best relative earnings growth. In contrast, we typically sell companies once they grow too big for our small-cap focus.

"...we built
 our weighting
 across a
 number of
 health-care
 industries..."

Individual tech standouts

Despite the tech and telecom group's difficult run this year, good individual stock picking provided us with some standouts, including Internet software company Interwoven and telecommunications equipment companies Virata and Powerwave. While these helped us to outperform the index in the technology category, the group's results were still negative and held us back, especially in the Internet area. Some big detractors were Mediaplex and Broadbase Software, both of which help companies develop their Web sites and target their advertising; they were hurt as the Internet advertising model started to come into question. At appropriate times we sold some of these stocks.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -25% at the bottom and 5% at the top. The first bar represents the -22.33% total return for John Hancock V.A. Small Cap Growth Fund. The second bar represents the 0.24% total return for Average variable annuity small-cap fund. A note below the chart reads "The total return for John Hancock V.A. Small Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity small-cap fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"Even with
 a slowing
 economy, we
 remain confi-
 dent in our
 ability to find
 good small
 companies..."

Going defensive: health care, financials, energy

As questions arose over the year about the strength of user demand across all technology and telecom subsectors, we pared our stakes and put the proceeds into more defensive areas where we felt the relative earnings growth potential appeared more certain for the foreseeable future. These included health care, financials and energy.

A large piece of our health-care stake was in biotechnology companies, where a string of good news -- from the completion of the Human Genome Project, to a flood of new products, increased spending and a favorable capital markets environment -- bodes well for the group. Although biotech stocks have a tendency to be volatile, many of our biotech companies served us well on balance for the year, including CV Therapeutics, COR Therapeutics, NPS Pharmaceuticals and Alkermes. In fact, by the end of the year, we took some profits in our biotech stake not only to lock in gains, but also to position the Fund more defensively and reduce our risk level.

In addition to biotech, we built our weighting across a number of health-care industries, including medical device companies such as Wilson Greatbatch Technologies and distributors such as AmeriSource Health and Bindley Western Industries, which received a takeover proposal from one of the largest health-care distributors. We also upped our stake in rural hospital companies LifePoint Hospitals and Province Healthcare. Their results have improved, and their stock prices too, through a combination of aggressive management of the hospitals they run and positive pricing trends.

We brought our weighting in financial stocks up to our benchmark's level by buying several regional banks with strong growth rates, such as Texas banks Southwest Bancorp and Sterling Bancshares. We also added several specialty property and casualty companies like HCC Insurance and title insurance company Fidelity National, all of which we believe will benefit from a lower interest-rate environment.

With rising oil prices and a pickup in exploration, we added to energy companies like Lone Star Technologies, Pride International and Newfield Exploration. Companies serving the natural gas industry, like Universal Compression, did especially well.

A look ahead

In the short term, we expect small-cap stocks to remain volatile while the economy continues to slow and companies adjust their earnings downward. We're more optimistic about later in the year, however, as small-cap growth stock valuation levels are more attractive now and companies will have a better chance of beating lowered expectations. This is especially true in the wake of the Fed's surprise cut in short-term interest rates just days after the year ended to prevent the economy from stalling. Even with a slowing economy, we remain confident in our ability to find good small companies with accelerating and sustainable earnings growth, dominant positions and strong management. We believe we will be rewarded for holding such companies over the long term.

----------------------------------------------------------------
See the prospectus for a discussion of the risks of investing in small-cap stocks.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (22.33%)      57.38%
Average Annual Total Returns(1)                 (22.33%)      11.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (22.43)% and 10.03%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Small Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged small-cap index that is comprised of 2,000 U.S. stocks. The Russell 2000 Growth Index is an unmanaged index that contains Russell 2000 Index stocks with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Small Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell 2000 Index and is equal to $16,219 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Small Cap Growth Fund on August 29, 1996 and is equal to $15,738 as of December 31, 2000. The third line represents the Russell 2000 Growth Index and is equal to $14,370 as of December 31, 2000.



BY JOHN F. SNYDER, III, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Sovereign Investors Fund. Caption below reads "John Snyder."]

John Hancock
V.A. Sovereign Investors Fund

A significant shift in the market bolsters the Fund's approach

The stock market experienced a significant shift at the end of the first quarter of 2000. In the first quarter, market averages skyrocketed, bolstered by a very narrow group of technology and telecommunications stocks that many investors believed were immune to the vicissitudes of the economy. Lulled into complacency, many investors ignored the kind of fundamental research that is the foundation of our approach -- looking for growth at a reasonable price. Instead, they looked for growth at any price, choosing to pay extremely high prices for a clique of tech and telecom stocks based only on the speculation that these companies would continue to promise or offer vibrant growth.

"As of July 1,
 2000, the
 Fund has
 been able to
 invest up to
 35% of its
 stocks in
 non-dividend
 performers."

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is Citigroup 2.7%, the second is Chevron 2.6%, the third Interpublic Group 2.6%, the fourth
Chase Manhattan 2.5% and the fifth Minnesota Mining &
Manufacturing 2.4%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

All of that changed during the second quarter and as we progressed through the year. The economy softened, the speculative bubble burst, issues of credit quality plagued the financial markets and corporate spending fell sharply. Corporate announcements of earnings shortfalls became more widespread. In response, there was a dramatic selloff in the overvalued technology and telecommunications sectors, and the market began to broaden as investor attitudes changed. No longer cavalier about risk, investors turned toward attractively valued companies with steady growth that are perceived to be havens safe from an economic downturn -- precisely the kinds of stocks that populated the Fund. When all was said and done, the Standard & Poor's 500 Index, a common proxy for stock market performance, suffered a loss in value of 9.10% for the year ended December 31, 2000.

Understanding performance

John Hancock V.A. Sovereign Investors Fund produced better results than the broad market, remaining essentially flat, with a total return of -0.33% at net asset value for the year ended December 31, 2000. By comparison, the average variable annuity equity income fund returned 6.74% for the same period, according to Lipper, Inc. Historical performance information can be found on page 24.

The Fund lagged its competitors because of its lack of technology holdings during the first quarter in a tech-driven market. However, the market shift that started in the second quarter of 2000, combined with the Fund's newly implemented flexibility, helped it begin to outpace its peer group. As more reasonably valued stocks rebounded, so did many of the stocks in the Fund, including consumer staple stocks like PepsiCo and Anheuser-Busch, health-care firms like Baxter International and Abbott Laboratories, and financials like Fannie Mae, Freddie Mac and supplemental insurance company AFLAC. On the other hand, even though we reduced the Fund's retail exposure, we did suffer some losses from our holdings in Target, Home Depot and Lowe's. With consumer spending down, advertising revenues fell off, hurting our investments in Gannett and Interpublic Group. An underweighted position in the solid-performing electric utilities sector also ate into the Fund's performance relative to its peers.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 2% with -2% at the bottom and 8% at the top. The first bar represents the -0.33% total return for John Hancock V.A. Sovereign Investors Fund. The second bar represents the 6.74% total return for Average variable annuity equity income fund. A note below the chart reads "The total return for John Hancock V.A. Sovereign Investors Fund is at net asset value with all distributions reinvested. The average variable annuity equity income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Enhancing the Fund's investment flexibility

Earlier in the year, the Fund's Board of Trustees approved an amendment that we believe will enhance the Fund's investment flexibility. As shareholders know, since inception the Fund has invested 100% of its stock investments in what we call "dividend performers" -- companies that have increased their dividends for at least ten consecutive years. As of July 1, 2000, the Fund has been able to invest up to 35% of its stocks in non-dividend performers.

The reason for this modification is simple. Historically, companies have been measured largely on their ability to consistently produce and increase dividends. Today, however, many companies have different views on the importance of dividends as a measure of corporate health. In fact, the number of companies that raise their dividends year after year is shrinking. Instead of paying for dividend increases, many companies are using cash flow to reinvest in their businesses through stock buybacks, acquisitions or restructurings. The rising-dividend requirement that has served shareholders so well is still valid. However, as the market has evolved, blind adherence to it would threaten our ability to deliver returns.

We want to stress that this modification will not change the Fund's fundamental objective. However, it will give us the flexibility to keep the stocks we like even if their rising-dividend pattern is interrupted. In addition, we will now have the opportunity to consider a broader universe of attractive companies that fit our fundamental criteria -- strong management, financial soundness, stable earnings and profitability, brand-name recognition and reasonable valuations -- even if they do not meet our ten-year rising dividend test.

"We expect
 continued
 weakening in
 the U.S.
 economy
 during the
 first part of
 2001..."

Outlook 2001

We expect continued weakening in the U.S. economy during the first part of 2001 due in part to reduced capital spending, a softening global economy, weakening offshore demand for U.S. products and lower consumer spending. In fact, the combination of these factors in an environment of very low inflation led the Federal Reserve Board to cut short-term interest rates just days into 2001. Since economic growth slowed so quickly in late 2000, we anticipate that the Fed will continue to be aggressive, looking to once again achieve the maestro touch of successfully engineering another soft landing.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                         (0.33%)      68.23%
Average Annual Total Returns(1)                  (0.33%)      12.73%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual return since inception would have been 12.42%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Sovereign Investors Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Sovereign Investors Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Sovereign Investors Fund on August 29, 1996 and is equal to $16,824 as of December 31, 2000.



John Hancock
V.A. International Fund

Overseas markets stumble in 2000

On December 14, 2000, Nicholas-Applegate Capital Management assumed management responsibility for the Fund under a new subadvisory agreement that shareholders will be asked to formally approve in an upcoming proxy solicitation. Founded in 1984, Nicholas-Applegate is a recognized leader in U.S. equity, global and international equity management and currently manages more that $35 billion for institutional and individual investors.

The discussion below provides a summary of the Fund's performance for the year, followed by commentary from the new managers on their investment style and strategies going forward.

The year 2000 was a difficult one for foreign stock markets as a group, led by a significant downturn in Japan, where economic problems prevailed, its currency fell and its main market index -- the Nikkei -- suffered from a reshuffling that upped the technology weighting. The year began on the same high that closed out 1999, as the "TMT" sectors -- technology, media and telecommunications -- were soaring. But the tide turned in March, when TMT stocks worldwide began a dramatic plunge as fears grew that many of these stocks were far too expensive in the face of a potential slowdown in the global economy and earnings growth. In a major reversal of fortunes, the more cyclical, attractively valued old-economy stocks began to make a comeback.

[Pie chart at bottom left-hand column with heading "Portfolio Diversification." The chart is divided into seven sections (from top to left): Pacific Rim ex-Japan 8%, Short-Term Investments & Other 28%, Latin America 1%, U.K. & Ireland 11%, Continental Europe 26%, Canada 5% and Japan 21%. A note below the chart reads "As a percentage of net assets on December 31, 2000."]

"Our
 bottom-up
 process
 guided us
 to begin
 cutting the
 Fund's stake
 in Japan..."

A number of factors continued to keep overseas markets volatile -- and their results contained -- through the year's end. These included rising oil prices, rising interest rates -- first in the United States and then in Europe and elsewhere -- a slowdown in the U.S. economy later in the year and the growing downturn in the U.S. stock market. What's more, declines in many of emerging Asia's currencies and the continuing drop in the value of the euro hurt U.S.-based investors. Overall, overseas markets, as measured by the Fund's benchmark, the MSCI All Country World Free Ex-U.S. Index, lost ground, returning -16.34% for the year ended December 31, 2000.

Fund performance

For the year ended December 31, 2000, John Hancock V.A. International Fund posted a total return of -25.17% at net asset value, compared with the -14.72% return of the average variable annuity international fund, according to Lipper, Inc. Historical performance information can be found on page 27.

The Fund's relative underperformance came mainly from its timing in the volatile TMT sectors. Although overweight versus the MSCI index, the Fund had a lighter weighting than its peers when the tech group skyrocketed early in the year. After boosting the TMT stake, the Fund was hit by having an overweighted position -- particularly in Japan and Europe -- as the stocks came back down to earth in the tumultuous months of March and April. Some of the Fund's biggest detractors came from the tech and telecom sectors, including Japanese companies Sony, Hikari Tsushin and NTT DoCoMo Communications. The Fund was also hurt by its large stake in European telecom giant Vodafone, which was pounded after its announced plan to acquire Mannesman, although Mannesman's stock rose on the news and was one of the Fund's best performers. Nortel Networks and British Telecom were two telecom companies that plunged following profit warnings.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -30% at the bottom and 0% at the top. The first bar represents the -25.17% total return for John Hancock V.A. International Fund. The second bar represents the -14.72% total return for Average variable annuity international fund. A note below the chart reads "The total return for John Hancock V.A. International Fund is at net asset value with all distributions reinvested. The average international fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"Many of the
 uncertainties
 haunting
 the world's
 markets in
 2000 may
 linger in
 2001."

New management: strategies and changes

By Randall Kahn, CFA, and Loretta Morris, for the Portfolio Management Team

On December 14, 2000, Nicholas-Applegate Capital Management assumed management of the Fund. The cornerstone of our investment philosophy rests on identifying investment opportunities that have three core attributes. We look for companies that are poised to benefit from positive change -- such as innovation, new leadership or higher-than-expected earnings; that are in a position to sustain this positive change over time; and that are beginning to be recognized by the market through rising stock prices. When all three criteria are met, we seek to invest in a timely fashion to maximize gains.

We are first and foremost bottom-up stock pickers, focusing on selecting individual stocks with superior earnings potential. But we also have a strict process in place to regularly assess political, economic, monetary and technology factors in each country. This active approach to country allocation guides our decisions on whether to overweight or underweight specific countries in the portfolio.

Upon assuming management of the Fund on December 14, 2000, we began to gradually transition the portfolio to be consistent with our investment approach. We moved to pare the number of holdings in order to maintain larger positions in fewer names and to make the Fund less country and sector neutral. We also further reduced the Fund's exposure to the volatile technology sector. Our bottom-up process guided us to begin cutting the Fund's stake in Japan -- particularly in the construction and banking sectors -- as we foresee little growth in that country in the coming months. The shift out of Japan will continue in the new year. In its place, we have identified more attractive opportunities in the United Kingdom and have begun to shift some assets there. Due to year-end liquidity issues, these moves are being made with deliberate slowness.

A look ahead

Many of the uncertainties haunting the world's markets in 2000 may linger in 2001. Technology stocks may remain under pressure in the coming quarters, as valuations for many technology leaders remain high. In addition, although global central banks seem to be done hiking interest rates, the lagged effects of their tightenings will continue to slow world activity well into 2001, according to International Strategy and Investment. Going forward, we are focusing on companies that are posting strong earnings, and we will take a more defensive stance by investing in the food, pharmaceutical, utilities, financials and energy/oil service sectors.

-----------------------------------------------------------------------
International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (25.17%)      28.90%
Average Annual Total Returns(1)                 (25.17%)       6.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (27.26%) and 4.40%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. International Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International
(MSCI) All Country World Free Ex-U.S. Index, which measures the performance of a broad range of developed and emerging stock markets. The index represents securities that are freely traded on a variety of equity exchanges around the world. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. International Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the MSCI All Country World Free Ex-U.S. Index and is equal to $13,601 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. International Fund on August 29, 1996 and is equal to $12,889 as of December 31, 2000.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Financial Industries Fund. Caption below reads "Jim Schmidt."]

John Hancock
V.A. Financial Industries Fund

Financial stocks rebound as rates stabilize and mergers pick up

After struggling in 1999, financial stocks produced some of the market's best results in 2000, as market leadership changed dramatically and high-flying technology stocks fell sharply beginning in March. With growing signs that the economy was slowing from its torrid pace, investors became increasingly concerned that the business fundamentals of many technology and telecommunications companies didn't justify their sky-high valuations. Financial stocks were the beneficiaries of this important market change, as investors sought out more attractively valued companies. This interest-rate sensitive group also benefited from the growing perception that the Federal Reserve was nearing the end of its cycle of raising interest rates. A summer wave of merger activity in the wake of financial reform legislation also lifted the group.

"Some of our
 biggest con-
 tributors to
 performance
 were our
 brokerage and
 asset manager
 stocks."

For the first 10 months of the year, the best performers in the financial group were the asset managers and brokerage houses, while some banks reported earnings disappointments. But as the year progressed and less expensive value stocks became even more desirable as market turmoil grew, the more growth-oriented broker and asset managers gave back some of their gains and banks moved into the lead. With the favorable turn in financial stocks' fortunes this year, the Standard & Poor's Financial Index rose 26.1% for the year ended December 31, 2000, while the broader market, as measured by the Standard & Poor's 500 Index, lost 9.1%.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Fifth Third Bancorp 4.1%, the second is AFLAC 3.7%, the third Ambac Financial Group 3.7%, the fourth Wells Fargo 3.6% and the fifth American International Group 3.5%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance and strategy update

John Hancock V.A. Financial Industries Fund benefited fully from the upswing in financial stocks, producing a total return of 27.16% at net asset value for the year ended December 31, 2000. That compared with the 26.56% return of the average open-end financial services fund and the 0.63% return of the average variable annuity sector/miscellaneous fund, according to Lipper, Inc. See page 30 for historical performance information.

The Fund continues to seek capital appreciation by investing in a broad range of U.S. and foreign financial services companies of any size. During the year, shareholders voted to eliminate a restriction that had required the Fund to invest more than 25% of its assets in the banking industry. This change provides the Fund with added flexibility.

Brokers, asset managers strong

Some of our biggest contributors to performance were our brokerage and asset manager stocks. They rode a wave of high-priced takeovers that emerged in the wake of the Gramm-Leach-Bliley Act -- legislation that dropped the barriers preventing banks, brokers and insurers from affiliating. Over the summer, Chase Manhattan bank bought J.P. Morgan, UBS announced plans to buy investment banker PaineWebber and Credit Suisse Group bought Donaldson, Lufkin and Jenrette.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 0% at the top. The first bar represents the 27.16% total return for John Hancock V.A. Financial Industries Fund. The second bar represents the 26.56% total return for Average open-end financial services fund. The third bar represents the 0.63% total return for Average variable annuity sector/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Financial Industries Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity sector/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

We also benefited from having shifted away from the regional brokers last year to the wire house brokerage names like Morgan Stanley Dean Witter and Merrill Lynch, which were top performers for the year despite their pullback in the last two months. Although it was our belief that underwriting, trading and merger activity would slow in the next several quarters, we are still positive on the group because the level of investment banking activity is still very good and the underwriting calendar should pick up again once the market firms up. The top contributor to the Fund's performance was Amvescap, an asset manager that increased its stature this year through the success of asset gathering at its AIM and Invesco subsidiaries. The stalwart insurance broker Marsh & McLennan also served us well, partly because of the upturn in the property and casualty insurance business, and also because of its strong mutual fund arm.

Property and casualty makes a comeback

For much of the year, our life insurance companies, including AXA Financial and AFLAC were better performers than the property and casualty insurers, which have struggled for the last five years in a very competitive pricing environment. But in the latter part of the year, the global pricing cycle for property and casualty companies finally began to turn upward, so we started to shift some of our insurance assets back to this group.

Bank selections mostly help

For the most part, we focused on the trust banks like State Street Corp., Bank of New York and Northern Trust Corp. which did well because of their recurring revenue streams from their main advisory and custody businesses. Our regional banks were mixed. Wells Fargo and FleetBoston Financial did well, as they successfully navigated their way through acquisitions. On the other hand, First Tennessee and Marshal & Ilsley were tarnished by earnings disappointments. During the year we upped our stake in several attractively priced regionals, such as Fifth Third Bancorp and Wells Fargo, and that served us well toward the end of the year.

"The prospects
 for financial
 stocks remain
 bright."

A look ahead

The prospects for financial stocks remain bright. With the economy slowing dramatically in the fourth quarter, the Fed moved just days into the new year to cut interest rates in an aggressive signal that it intended to prevent an economic stall. Investors tend to favor financial stocks more in an environment of lower rates and slower, steadier economic growth. It remains to be seen if the Fed will succeed in pulling off another soft landing for the economy, but we believe it's the most likely outcome. What's more, we have only just begun to see the powerful results of the merger trend spawned by financial reform legislation and we expect more consolidation to follow.

------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (4/30/97)
                                             ----------   ----------
Cumulative Total Returns                         27.16%       88.73%
Average Annual Total Returns(1)                  27.16%       18.90%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 18.84%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Financial Industries Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Financial Industries Fund on April 30, 1997 and is equal to $18,873 as of December 31, 2000. The second line represents the Standard & Poor's 500 Index and is equal to $17,339 as of December 31, 2000.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Regional Bank Fund. Caption below reads "Jim Schmidt."]

John Hancock
V.A. Regional Bank Fund

Bank stocks stage a rebound in second half of 2000

Bank stocks did an about-face in 2000 and far surpassed the broader market's results, finally re-gaining investors' attention as interest rates stopped going up and technology stocks tanked. In the first three months of the year, investors only had eyes for technology. But starting in March, with the first hint of cracks in the robust economy, investors saw the light and moved out of the technology and telecommunications sectors, where stock prices had reached the stratosphere. Financial stocks of all stripes were the beneficiaries of this important market shift, as investors sought out more attractively valued companies. This interest-rate sensitive group was also boosted by a growing sense that the Federal Reserve was done raising rates to cool the economy.

Even with their rally, bank stocks had a few setbacks along the way as earnings shortfalls and increases in non-performing loans were announced at some prominent banks. But regional banks and thrifts came on strong in November and December, when continued signs that the economy had rapidly slowed convinced investors that the Fed's next move would be a rate cut to prevent the economy from stalling. Three days after the year ended, the Fed did just that in a surprising and aggressive move, and also signaled more cuts could be coming. With the favorable turn in financial stocks' fortunes this year, the Standard & Poor's Financial Index rose 26.1% for the year ended December 31, 2000, while the broader market, as measured by the Standard & Poor's 500 Index, lost 9.1%.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Mid-State Bancshares 3.9%, the second is Valley National Bancorp 3.8%, the third Fifth Third Bancorp 3.7%, the fourth Commerce Bancshares 3.7% and the fifth Independent Bank Corp. 3.4%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

"...we still
 anticipate
 average 2001
 bank earnings
 growth to be
 about 8%
 higher than
 this year's."

Fund performance

For the year ended December 31, 2000, John Hancock V.A. Regional Bank Fund posted a strong return of 17.91% at net asset value, due largely to its second-half rally when it rose 30%. In comparison, the average open-end financial services fund returned 26.56% and the average sector/miscellaneous fund returned 0.63% for the year, according to Lipper, Inc. See page 33 for historical performance information.

While significantly outperforming the broad market, the Fund lagged the Lipper group of financial services funds, many of which invested in the securities brokers, asset managers and larger diversified financial firms, which were the better performers until the last two months of the year. Furthermore, although most of our holdings posted earnings results in line with our expectations, we did experience earnings shortfalls among some of our larger holdings. The problems either stemmed from an increase in non-performing loans -- at such banks as UnionBanCal Corp., Bank of America, Marshal & Ilsley, Bank of the Ozarks and Lamar Capital -- and/or from merger integration issues.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 30% at the top. The first bar represents the 17.91% total return for John Hancock V.A. Regional Bank Fund. The second bar represents the 26.56% total return for Average open-end financial services fund. The third bar represents the 0.63% total return for Average variable annuity sector/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Regional Bank Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity sector/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

"Interest rates
 have started
 to come
 down, which
 tends to
 boost
 investors'
 confidence
 in bank
 stocks...."

Focus on asset quality

As we mentioned in our last report, after a lengthy period of an expanding economy and a favorable lending environment, it is no surprise that as the economy slowed this year there was a pickup in the level of non-performing assets. But even with the increase, the level of problem loans still remains low at 0.70% of total assets, according to FDIC statistics. The area experiencing much of the deteriorating credit quality is syndicated loans -- large loans shared among a consortium of banks. While the non-performing loan rate could rise some more, we expect that it should remain at a low level (below 1% of total assets) and that the banking industry is establishing adequate loan loss reserves. On an ongoing basis, our team continues to carefully scrutinize the credit risks and prospects of our banks.

Fundamentals intact; mergers still a trend

Even with an increase in non-performing assets, a slowdown in loan growth and flat net interest margins, we still anticipate average 2001 bank earnings growth to be about 8% higher than this year's. This year, our biggest contributor to the Fund's performance was Texas bank Southwest Bancorp. The largest bank left headquartered in Texas, it gained significant market share and benefited from the state's energy-induced boom. Texas bank Cullen Frost also rode this wave, and we sold it to lock in profits during the year.

Although bank merger activity slowed in 2000, the consolidation trend remains solidly in place. More recently there was a resurgence of activity, with FleetBoston Financial's announced purchase of Summit Bank, and Firstar's acquisition of U.S. Bancorp. Both of these transactions were priced at more realistic levels, thus boosting the chances of success. We could see more consolidation as banks, struggling to increase revenues, use mergers as a means of improving profits through gained operating efficiencies.

A look ahead

We are encouraged by the recent turn of events for bank stocks. Even though further asset- quality announcements could roil the group, there are several factors working in our favor. Interest rates have started to come down, which tends to boost investors' confidence in bank stocks, and prospects for further merger activity are good. While it's still not clear that the Fed has achieved the sought-after soft landing, we believe the potential for this not-too-fast, not-too-slow outcome for the economy remains quite real, as the Fed has made clear -- with its interest-rate cut days after the year's end -- that it is intent on preventing an economic meltdown. Finally, even though the stocks have outperformed the market by a wide margin lately, their valuations remain reasonable, which means there's more room for them to advance.

------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (5/1/98)
                                             ----------   ----------
Cumulative Total Returns                         17.91%        4.96%
Average Annual Total Returns(1)                  17.91%        1.83%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 1.80%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Regional Bank
Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's
500 Index and is equal to $12,291 as of December 31, 2000.
The second line represents the value of the hypothetical
$10,000 investment made in the John Hancock V.A. Regional
Bank Fund on May 1, 1998 and is equal to $10,496 as of December 31, 2000.



BY BARRY GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA,
PORTFOLIO MANAGERS

[A 3" x 2" photo at bottom right side of page of John Hancock
V.A. Technology Fund. Caption below reads "Technology Fund management team members (l-r): Barry Gordon, Marc Klee and
Alan Loewenstein."]

John Hancock
V.A. Technology Fund

Tech stocks stumble in 2000 following eye-popping gains in 1999

"Even some
 of the
 technology
 sector's
 first-half
 stalwarts
 gave way in
 the final
 months..."

After skyrocketing throughout 1998, 1999 and the first calendar quarter of 2000, technology stocks came plunging back to earth from March through December 2000. In 1998, the technology-laden NASDAQ Composite Index posted an impressive 40% gain, followed by an 86% rise in 1999 and another 24% gain from January 1 through March 10, 2000. But after peaking in mid-March, tech stocks suffered a tumble that would last until the end of the year. The downtrend was prompted by a number of difficulties, including the prospects for a slowing economy brought on by higher interest rates, weaker corporate profitability and investors' growing dislike of Internet-related stocks. Those stocks led the tech selloff, although they were later joined in the fourth quarter by many other technology segments. Once it became clear that consumers were buying fewer personal computers and corporations were cutting spending on technology and telecommunications products from servers to switches to software, the selling accelerated. From the Fund's inception on May 1 through the end of 2000, the NASDAQ Composite Index fell 26%.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Mercury Interactive 4.0%, the second is BEA Systems 3.1%, the third Solectron Corp. 3.1%, the fourth EMC Corp. 3.1% and the fifth Cisco Systems 2.9%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance

John Hancock V.A. Technology Fund posted a total return of -26.56% at net asset value from its May 1 inception through December 31, 2000. In the same period, the average open-end science and technology fund returned -36.72% and the average variable annuity sector/miscellaneous fund returned -4.64%, according to Lipper, Inc.

Few places to hide

Semiconductor and related companies, which suffered a major retrenchment in the second half of 2000 in response to slowing demand for computers, were among our hardest hit during the period. In the early stages of the Fund's operations, our view was that the demand for chips -- driven primarily by the strength in the personal computer and telecommunications sectors -- would remain robust. That proved to be the case early on, when chip manufacturers posted strong profit gains and were among our best performers.

Beginning in late summer, however, chip demand contracted in response to worries over slower economic growth. Chip makers such as Micron
Technology, Integrated Device Technology and Cypress Semiconductor Corp. were hit fairly hard. The stocks of companies that make the machines and tools needed to make a chip, including KLA-Tencor and PRI
Automation, also were disappointments.

[Bar chart at the top of left-hand column with heading "Fund
Performance." Under the heading is a note that reads "From inception May 1, 2000 through December 31, 2000." The chart is scaled in increments of 5% with -40% at the bottom and 0% at the top.
The first bar represents the -26.56% total return for John
Hancock V.A. Technology Fund. The second bar represents the
-36.72% total return for Average open-end science and technology fund. The third bar represents the -4.64% total return for Average variable annuity sector/miscellaneous fund. A note below the chart reads "The total return for John
Hancock V.A. Technology Fund is at net asset value with all distributions reinvested. The average open-end science and technology fund and variable annuity sector/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

Even some of the technology sector's first-half stalwarts gave way in the final months of 2000 to concerns about weakening demand for computers and related products. After exiting the summer months in reasonably good shape, PC makers including Dell Computer and Gateway Inc., network company Cisco Systems and on-line company America Online all had succumbed to the market's worries by year end.

Bright spots emerge

Despite the gloom and doom, a few of our holdings posted significant gains during the period. The stock of BEA Systems rose more than 45%. The company is a leader in an industry known as application services, a provider of a middle layer of software that companies use to develop Web-based programs that work with many types of hardware and software. We also saw strong gains from our holdings in fiber-optical networking company CIENA Corp. It was buoyed by rapidly expanding demand for long-haul, high-speed bandwidth. Also strong were the stocks of Web performance management program maker Mercury Interactive and software maker i2 Technologies.

Another plus for performance was our decision to hold onto any new money that came into the Fund in the final months of the year. While we did make some new investments as we saw compelling values, we sidelined some cash to wait for a time when we think that most of the pain is behind us. That's why our cash position stood at an unusually high 30% of assets at year end.

"...tech stocks
 are priced
 much more
 attractively."

Outlook

We're optimistic about tech stocks' prospects in the year 2001. Although the initial impact of a slowing economy on tech stocks was overwhelmingly negative, we believe its ultimate effect will be positive. History suggests that during periods of slow, but positive, economic growth, tech stocks fare well because investors look to them for better-than-average earnings growth. We are also encouraged by the Federal Reserve's intent to cut interest rates. Just after the period ended, the Fed surprised most market observers by cutting interest rates one-half of a percentage point on January 3, 2001. We think that further interest-rate cuts are in store and that they will stimulate economic growth. Looking at 1995, the technology sector was the third-best-performing sector in the market after the Fed had successfully engineered a "soft landing" through a series of interest-rate cuts the previous year. Now that a lot of the excessive valuation that existed in the tech sector in late 1999 and early 2000 has been wrung out, tech stocks are priced much more attractively. Not that lower valuations, per se, are a reason to own tech stocks. But coupled with potential strong earnings gains, they give us plenty of reason for optimism. Also, because many tech companies provide productivity enhancements, we think they are poised to benefit from the need by corporate America to be leaner in a slower economy.

------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                  SINCE
                                              INCEPTION
                                               (5/1/00)
                                             ----------
Cumulative Total Return                         (26.56%)

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the total return since inception would have been (27.55%).


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Technology Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Technology Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $9,162 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Technology Fund on May 1, 2000 and is equal to $7,344 as of December 31, 2000.



BY JAMES K. HO, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BENJAMIN A.MATTHEWS, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Bond Fund. Caption below reads "James Ho."]

John Hancock
V.A. Bond Fund

Fund closes year on strength as interest rates fall and Treasury bonds soar

The broad fixed-income market had a better time of it this year than last, although corporate bonds experienced a fair amount of volatility and uncertainty. John Hancock V.A. Bond Fund's heavy weighting in U.S. government and agency issues was the primary driver of Fund performance, as this fixed-income segment produced the best results. Selectivity and in-depth research proved essential in the corporate area as well, particularly given the turbulence caused by the slowing economy. Overall, it was flexibility in asset allocation that enabled the Fund to post solid gains.

Fund performance

For the year ended December 31, 2000, John Hancock V.A. Bond Fund produced a total return of 11.89% at net asset value. This compares favorably with the 9.79% return of the average variable annuity corporate debt A-rated fund, according to Lipper, Inc. For historical performance information, please turn to page 39.

[Table at bottom left-hand column entitled "Top Five
Sectors." The first listing is U.S. Government 37%, the second is U.S. Agencies 24%, the third Mortgage Banking 6%, the fourth Utilities 6% and the fifth Finance 4%. A note below the table reads "As a percentage of net assets on December
31, 2000."]

Defensive approach defines portfolio composition

Early in the year, we began to build in some more defensive characteristics into the Fund's portfolio and further enhanced that approach as the period progressed. Calendar 2000 was the year in which the Treasury market was king. The run on Treasury securities, particularly longer-term issues, began in February and continued unabated through period's end. The U.S. government's budget surplus prompted the Treasury to propose a buyback of millions of dollars worth of bonds in coming years, jumpstarting a dramatic rally in its long-term bonds. The Federal Reserve Board continued to raise interest rates through mid-May, further strengthening the rally as investors looked past the rate hikes to their intended effect -- a slowdown in the economy. Stock market volatility simply stoked the fire as investors rushed to the relatively safe haven of U.S. government securities.

"We focused
 more on
 industries
 that tend to
 be relatively
 stable and
 insulated
 from an
 economic
 slowdown."

Our strategy in the Treasury arena was at first to cluster assets at both the long-end and short-end of the Treasury yield curve, reflecting our belief that the yield curve would flatten. (The yield curve is a plotting of yields across the maturity spectrum.) By early summer, with the curve having flattened, we not only increased the Fund's exposure to Treasury securities but moved some assets into intermediate-term issues so that by period's end we had a laddered approach in place. We also bolstered the Fund's weighting in mortgage-backed and agency securities. All performed extremely well.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 11.89% total return for John Hancock V.A. Bond Fund. The second bar represents the 9.79% total return for Average variable annuity corporate debt A-rated fund. A note below the chart reads "The total return for John Hancock V.A. Bond Fund is at net asset value with all distributions reinvested. The average variable annuity corporate debt A-rated fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"While nothing
 is guaranteed,
 the outlook
 for corporate
 bonds
 appears much
 improved."

Upgraded credit quality

Credit quality concerns played a big role in investor sentiment this past year. As the economy showed concrete signs of not only slowing, but perhaps slowing too much, investors became increasingly skittish about the creditworthiness of corporate issuers. This fear, combined with the strength of the Treasury market, caused credit yield spreads to widen dramatically. As you may know, credit spreads represent the difference in yield between bonds of different credit quality. The more credit sensitive an issue was, the greater the downward pressure. Over the period, we focused our attention on higher-quality issues within both the investment-grade and high-yield arenas. One such holding is General Electric Capital Corp. For the most part, we held smaller positions in the longer-maturity securities represented in the Fund, though at times we swapped into the shorter-term debt of corporate issuers that we already owned.

Decreased high-yield exposure

The high-yield sector suffered the most. Any corporate issuer that had even a hint of difficulty in meeting earnings projections witnessed the floor dropping out from under its bond prices. Defaults increased substantially. We trimmed the portfolio's exposure to high-yield debt by selling among other bonds those issued by telecommunication companies. These included Global Crossing, NEXTLINK Communications and Focal Communications.

Troubled names sold early

Thorough research and daily monitoring of securities proved vital to performance as the economy weakened. We were able to move out of several troubled names before the brunt of negative sentiment and price declines were realized. Holdings we sold included Dillard's Inc., Conseco, FINOVA Capital Group and two beaten down California utility companies -- Pacific Gas & Electric and Southern California Edison.

Utilities, defense, healthcare, energy emphasized

We focused more on industries that tend to be relatively stable and insulated from an economic slowdown. These include utility, defense, healthcare, and energy-related issues, such as Verizon, Keyspan, CalEnergy, NRG, Lockheed Martin, Raytheon, Tenet Healthcare, Hospital Corporation of America, Amerada Hess and Apache. We also maintained sizable positions in high-demand media names such as Continental Cablevision.

Outlook

Shortly after the close of 2000, the Fed cut short-term interest rates by one-half a percentage point. Bond prices rose and corporate spreads narrowed. While nothing is guaranteed, the outlook for corporate bonds appears much improved. Investors seem to be now anticipating the possibility of economic strengthening and greater corporate profitability down the road. Though we are encouraged, we will watch the economy closely to determine whether or not too much weakness has already set in. We shall move ahead with cautious optimism and consider opportunities to add selectively to high-yield and cyclical issues. Our duration, or interest rate sensitivity, remains relatively neutral, though we have begun to shorten it slightly, believing that yields in the government sector don't have much room to fall further.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                         11.89%       38.98%
Average Annual Total Returns(1)                  11.89%        7.88%

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. Bond Fund(1)                    5.84%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been 11.72% and 6.95%, respectively, and the yield would have been 5.63%.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index -- an unmanaged index that mirrors the investment objectives and characteristics of the Fund. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Bond Fund on August 29, 1996 and is equal to $13,897 as of December 31, 2000. The second line represents the Lehman Brothers Corporate Bond Index and is equal to $13,466 as of December 31, 2000.



BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND JANET L. CLAY, CFA, FREDERICK L. CAVANAUGH, JR. AND DANIEL S. JANIS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. High Yield Bond Fund. Caption below reads "Arthur
Calavritinos."]

John Hancock
V.A. High Yield Bond Fund

Slowing economy, liquidity woes hurt high-yield bonds

It was a difficult year for high-yield bonds. The impact of rising interest rates in the first half of 2000 finally began to take hold in the shape of a slowing economy. A growing number of companies began to miss their earnings targets, sending shock waves through the financial markets, especially the technology-heavy NASDAQ Composite Index. The number of defaults among high-yield companies, defined as those rated below investment grade, also rose. Telecommunications companies, whose prices had risen to stratospheric levels, were particularly hard hit. As these companies fell short in their business plans and faced diminished prospects for getting their next round of funding in the equity market, their prices tumbled. Since this sector makes up the largest component of the high-yield market, its downfall was a significant drag on the group. High-yield companies also were hurt by a growing lack of liquidity, or ease of trading, that was caused by the mergers of several investment-banking firms.

"With fuel
 prices
 spiking, we
 increased our
 weighting in
 oil and gas
 and related
 service
 companies."

[Pie chart at bottom left-hand column with heading "Portfolio Diversification." The chart is divided into six sections (from top to left): Common Stock 9%, Short-Term Investments & Other 25%, Convertible Bonds 3%, Preferred Stock 3%, Foreign Corporate Bonds 16% and U.S. Corporate Bonds 44%. A note below the chart reads "As a percentage of net assets on December 31, 2000."]

The struggles of these higher-risk bonds stood in marked contrast to U.S. government bonds, which benefited from stabilizing rates, reduced supply, the prospects of a slowing economy and their status as a safe haven in the face of growing stock-market and presidential election uncertainties. By the end of the year, the difference in yield between high-yield bonds and Treasury bonds had widened significantly. High-yield bond yields averaged 14.12%, as measured by the Merrill Lynch High Yield Master II Index, compared with the 5.11% yield of the 10-year Treasury bond.

Fund performance

For the year ended December 31, 2000, John Hancock V.A. High Yield Bond Fund posted a total return of -6.08% at net asset value. By comparison, the average variable annuity high current yield fund returned -7.03%, according to Lipper, Inc. Historical performance information can be found on page 42.

Telecommunications cut

Although telecommunications is the Fund's largest sector concentration, we continue to maintain an underweighting compared to our peers since so many high-yield telecom companies are only several years old and have yet to deliver results. During the year, we became increasingly convinced that the telecom market was reaching a point of too much capacity and not enough demand -- for everything from equipment to services. As a result, we pared our stake from 23% a year ago to 14% at the end of December. We sold Internet Web-hosting companies PSI Net and Exodus Communications and sold the common stock of Viatel, a competitive local exchange carrier (CLEC) in Europe. Although we sold these and other names before their prices fell even more, we still had some disappointments. KMC Telecom Holdings was a prime example of the problems facing many telecom start-ups. A CLEC serving the Southeast, it provides telephone, cable and Internet access to companies in direct competition with the Baby Bells. While it has a good set of assets, it also has a large amount of debt, needs more money to grow, and is being pinched in its ability to access capital to continue executing its business plan.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -10% at the bottom and 0% at the top. The first bar represents the -6.08% total return for John Hancock V.A. High Yield Bond Fund. The second bar represents the -7.03% total return for Average variable annuity high current yield fund. A note below the chart reads "The total return for John Hancock V.A. High Yield Bond Fund is at net asset value with all distributions reinvested. The average variable annuity high current yield fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Credit specific issues hurt

Our biggest disappointments came from several company-specific problems, such as Asia Pulp & Paper (APP) which sparked market concerns and lost credibility when it announced that it needed to extend its debt maturities. Cargo operator Fine Air Services filed for bankruptcy protection after failing to execute its business plan because of operational difficulties.

Energy grows

With fuel prices spiking, we increased our weighting in oil and gas and related service companies. We are particularly interested in the natural gas market, since that is where we see the biggest potential for further exploration and development, as well as price gains, given the low supply and growing demand. We added to our stakes in oil drilling company Grey Wolf and Gothic Production, a natural gas exploration and production company that was recently acquired by Chesapeake. Key Energy Services, the major player in the well-servicing business, has performed admirably. We sold our Key Energy stock, but still hold a significant stake in its bonds. We also added a stake in CHC Helicopter, a Canadian company that provides helicopter service to offshore rigs and coastal rescue operations.

"...investors
 are soon
 bound to
 recognize
 the value
 that exists in
 the high-yield
 sector."

Outlook

We remain cautious about the near-term prospects for high-yield bonds. It's likely that we could see more failures in the telecommunications group in 2001. We are also waiting for liquidity to return to the high-yield market, which should eventually happen. But we also see a silver lining. As investors recover from the "irrational exuberance" that gripped high-yield telecommunications bonds as well as stocks, we believe they will reassess the risks and rewards of investing in various asset classes. While this takes time, a return to a more rational mode of investing will inevitably serve us well, especially if the stock market remains dicey. With high-yield bond prices low and their yields at very high levels compared to Treasuries, investors are soon bound to recognize the value that exists in the high-yield sector.

------------------------------------------------------------------------
See the prospectus for the risks of investing in high-yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/6/98)
                                             ----------   ----------
Cumulative Total Returns                         (6.08%)      (4.16%)
Average Annual Total Returns(1)                  (6.08%)      (1.41%)

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. High Yield Bond Fund(1)        14.03%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (6.47%) and (1.70%), respectively, and the yield would have been 13.64%.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. High Yield Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers High Yield Bond Index -- an unmanaged index of fixed-income securities that are similar, but not identical, to the bonds in the Fund's portfolio. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. High Yield Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers High Yield Bond Index and is equal to $9,819 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. High Yield Bond Fund on January 6, 1998 and is equal to $9,591 as of December 31, 2000.



BY DAWN BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

[A 1 1/2" x 3" photo at bottom middle of page of John Hancock
V.A. Money Market Fund. Caption below reads "Dawn Baillie."]

John Hancock
V.A. Money Market Fund

Short-term interest rates rise through May, then stabilize as the economy starts to slow

It was a good year for money-market fund investors, who saw their yields rise and their returns beat those of most stock-fund investors. In the first half of the year, money-market yields rose along with interest rates. This occurred after all signs pointed to a very robust U.S. economy in January, with soaring consumer confidence and a booming stock market sparking concerns of an uptick in inflation. As a result, the Federal Reserve switched to its inflation-fighting mode again, raising the federal funds rate that banks charge each other for overnight loans by one-quarter percentage point in February and again in March in an effort to cool the economy and block inflation. When that didn't deter the economy, or the stock market, the Fed took the unusual step of raising rates by one-half a percentage point in May. Shortly after, the economy began to show signs of slowing, while inflation remained relatively benign. This trend continued through the year's end, so the Fed stayed on the sidelines and the federal funds rate ended the year at 6.50%, up from 5.50% a year earlier. After rising in the first half of the year, money-market yields remained fairly level, since the federal funds rate is a key pricing benchmark for money-market securities.

In the second half of the year, the effects of the slowing economy began to show up in earnest in the form of earnings disappointments -- which sent the stock market reeling -- and slowdowns in manufacturing, housing and consumer spending. So by the end of the year, the Fed actually returned to its neutral stance and investors even began to anticipate rate cuts in 2001.

7-day effective yield

On December 31, 2000, John Hancock V.A. Money Market Fund had a 7-day effective yield of 6.17%. By comparison, the average taxable money-market fund had a 7-day effective yield of 5.91%, according to Lipper, Inc.

"It was a good
 year for
 money-market
 fund
 investors..."

Staying short

For the first nine months of 2000, we kept the Fund's maturity slightly shorter than average, believing that rates were on the rise, as the Fed remained intent on slowing the economy and preventing inflation through a series of rate hikes. This conservative stance meant that our money was not tied up for as long, so we were able to move more quickly into higher-yielding securities as rates rose.

Our thinking changed by the end of September, as we began to see a marked and consistent slowdown in housing, manufacturing and the consumer and producer price indexes. Believing that a slowing economy would keep the Fed on hold, or even cause it to reverse course and lower rates, we extended our maturity in October to be on the average. We stayed that way through year end, mostly to take advantage of the year-end bargains and higher yields that we can generally find as traders clear out their inventory of money-market securities.

[Bar chart at the top of left-hand column with heading "7-Day Effective Yield." Under the heading is a note that reads "As of December 31, 2000." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.17% total return for John Hancock V.A. Money Market Fund. The second bar represents the 5.91% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]

"With the
 prospect for
 additional
 rate cuts
 real, we plan
 to extend our
 maturity..."

A look ahead

With the economy slowing down so rapidly, we had anticipated that the Fed would begin lowering rates at its next meeting in late January. In fact, just three days after the Fund's year ended, the Fed took the surprise step of lowering rates by one-half a percentage point in an aggressive effort to avoid a serious economic downturn. In doing so, the Fed cited weaker sales, production, consumer confidence and financial markets, while core inflation remained tame. Even before this move, we had confidence that the Fed would continue to nimbly manage the economy's growth and prevent a recession, and this recent action further bolsters that view. With the prospects for additional rate cuts real, we plan to extend our maturity to slightly longer than average in an effort to lock in higher rates. As always, we will continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

------------------------------------------------------------------------
The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.



BY FREDERICK CAVANAUGH, MANAGEMENT TEAM LEADER,
AND ARTHUR N. CALAVRITINOS, CFA, JANET L. CLAY, CFA, AND DANIEL S. JANIS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Strategic Income Fund. Caption below reads "Fred
Cavanaugh."]

John Hancock
V.A. Strategic Income Fund

Treasury securities advance, while high-yield bonds stumble

The past year was a good one for U.S. Treasury securities, which were boosted initially by the government's debt buyback program and later by expanding signs that the U.S. economy was slowing. Despite the Federal Reserve's effort to stave off inflation by raising interest rates through May 2000, Treasury prices rose as the government scaled back the frequency and size of its auctions of new debt and bought back billions of dollars of outstanding debt. Continued debt reduction efforts, coupled with mounting evidence that economic growth had slacked off and inflation was non-existent, added steam to the Treasury market in the second half. By year's end, the market increasingly anticipated that the Fed would stop raising interest rates in recognition of receding inflationary pressures, and perhaps even cut them in the near future. Meanwhile, concern about the outlook for the economy and corporate profits eroded investor confidence in the high-yield sector. That was particularly true among high-yield bonds in the telecommunications sector.

[Table at bottom left-hand column entitled "Top Five
Sectors." The first listing is U.S. Government 49%, the second is Telecommunications 14%, the third Foreign
Governments 10%, the fourth Utilities 3% and the fifth Media
2%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

For the most part, foreign government bond markets remained relatively uninteresting from our standpoint. Western Europe and Asia didn't offer a lot of value, since their bond yields typically were lower than those offered in the United States. One foreign bright spot was Canada, which benefited from relatively low and stable inflation. There also was some good news out of some Latin American countries, which enjoyed improving credit fundamentals thanks to the rise in oil prices.

"The high-yield
 market's
 slump was
 difficult to
 escape..."

Fund performance

For the 12 months ended December 31, 2000, John Hancock V.A. Strategic Income Fund posted a total return of 1.40% at net asset value, compared with the 4.64% return of the average variable annuity general bond fund income fund, according to Lipper Inc. Historical performance information can be found on page 47.

Defensive stance

Given the ongoing difficulties suffered by the high-yield market and our view that more problems may be in store over the near-term, we continually expanded our defensive posture throughout 2000. By year-end, we had reduced our exposure to high-yield bonds to about 23% of net assets, and increasingly gravitated toward more stable, high-quality investments. Our position in cash and other short-term securities rose to 10% by the end of the period, up from 1% at the beginning of the year.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 1.40% total return for John Hancock V.A. Strategic Income Fund. The second bar represents the 4.64% total return for Average variable annuity general bond fund. A note below the chart reads "The total return for John Hancock V.A. Strategic Income Fund is at net asset value with all distributions reinvested. The average variable annuity general bond fund is tracked by Lipper, Inc. See the following page for historical performance information."]

We also increased our Treasury holdings to 49% at the end of the year, up from 35% at the end of June 2000. We emphasized a combination of short- and long-term holdings, which was a plus for performance. Short-term securities rallied on expectations that the Fed would lower short-term interest rates, while long-term Treasuries turned in strong performance thanks to the government's buyback program and expectations for lower interest rates.

"We expect to
 maintain our
 defensive
 stance for
 the time
 being."

High-yield leaders and laggards

The high-yield market's slump was difficult to escape, although some of our holdings held up much better than the others. Packaging company Kappa Beheer, for example, surprised Wall Street with much better than expected financial results. Natural gas service company Universal Compression was lifted by the rising price of that fuel. Finally, French billboard company Go Outdoors Systems Holding and British newspaper company Regional Independent Media Group each benefited from reasonably strong advertising and economic growth.

On the flip side, many of our biggest disappointments were telecommunications holdings. As we mentioned earlier, this sector stumbled because investors were worried about telecom companies' ability to raise money to continue the build-out of their networks. Within that group, the bond prices of Viatel, Primus Telecommunications Group and Esprit Telecom Group all suffered substantial losses during 2000.

Changes in foreign holdings

Our increase in foreign securities basically was a function of our purchases of Canadian and Venezuelan government bonds. Canadian bonds, which were the best performers among foreign bond markets, offered interest rates competitive with those of U.S. Treasuries and afforded us the opportunity to increase our holdings in a high-quality market characterized by low and stable inflation. Our Venezuelan holdings, which we view as a short-term play, were boosted by the country's improving creditworthiness as oil prices rose.

A look ahead

We expect to maintain our defensive stance for the time being. High-yield bonds offer some very attractive values, including some bonds carrying yields of nearly nine full percentage points more than U.S. Treasuries. But we don't believe investors will rush back into the market. We believe they'll take a "wait and see" attitude about how much the economy will eventually slow and how much the Federal Reserve will cut interest rates, which it began to do January 3 with a one-half percentage point cut. But since no one can pinpoint the exact timing of the next high-yield bond market rally, we'll continue to hold onto some high-yield bonds that we think have good fundamental prospects and can perform better once market sentiment turns more favorable. We are prepared to move even more into lower-quality investments when we think the time is right. Finally, we'll continue to look for attractive yields in foreign markets, although we believe Canada still offers the best value.

-----------------------------------------------------------------------
International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                          1.40%       32.63%
Average Annual Total Returns(1)                   1.40%        6.72%

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. Strategic Income Fund(1)        7.94%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 6.30%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Government/Corporate Bond Index -- an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Strategic Income Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Government/Corporate Bond Index and is equal to $13,760 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Strategic Income Fund on August 29, 1996 and is equal to $13,271 as of December 31, 2000.



FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

Statements of Assets and Liabilities
December 31, 2000

-------------------------------------------------------------------------------------------------------------------------------
                                          V.A.         V.A.         V.A.         V.A.         V.A.         V.A.            V.A.
                                   CORE EQUITY    500 INDEX    LARGE CAP      MID CAP     RELATIVE    SMALL CAP       SOVEREIGN
                                          FUND         FUND  GROWTH FUND  GROWTH FUND   VALUE FUND  GROWTH FUND  INVESTORS FUND
                                   -----------  -----------  -----------  -----------  -----------  -----------  --------------

Assets:
Investments at value - Note D:
Common stocks
(cost - $36,110,454,
$16,676,006, $12,655,003,
$10,826,748, $43,121,074,
$17,936,487 and
$42,749,147, respectively)         $39,953,798  $23,960,835  $12,262,793  $11,416,600  $37,753,769  $19,721,586   $49,516,774
Bonds and U.S. government
Obligations (cost - none, none,
none, none, $401,957, none,
and $401,813, respectively)                 --           --           --           --       82,500           --       404,188
Joint repurchase agreements
(cost - $730,000, $1,121,000,
$95,000, none, none, $144,000
and $5,365,000, respectively)          730,000    1,121,000       95,000           --           --      144,000     5,365,000
Corporate savings account                  735           --          402           --           --          527             6
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
                                    40,684,533   25,081,835   12,358,195   11,416,600   37,836,269   19,866,113    55,285,968
Cash                                        --       75,533           --           --           --           --            --
Receivable for investments sold        125,803           --           --      235,949    2,452,116       34,008            --
Receivable for shares sold                  --           --           --           --       11,847           --        26,525
Dividends and interest receivable       45,189       21,814        5,625        1,938       17,815        2,324        74,903
Deferred organization
expenses - Note B                        1,413        1,413        1,413           --           --        1,413         1,413
Receivable from John Hancock
Advisers, Inc. and
affiliates - Note C                         --       11,986           --           --           --           --            --
Other Assets                               596          705          293           49          352        1,039           721
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Total Assets                        40,857,534   25,193,286   12,365,526   11,654,536   40,318,399   19,904,897    55,389,530
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Due to custodian                            --           --           --       79,105      428,258           --            --
Payable for investments
purchased                                   --           --           --       45,139      805,157       43,552            --
Payable for shares
repurchased                            139,651       29,010       43,803       26,804        5,484       56,605        14,480
Payable for futures variation
margin                                      --       18,200           --           --           --           --            --
Payable to John Hancock
Advisers, Inc.
and affiliates - Note C                 25,142           --        8,534        5,938       20,643        6,715        29,736
Accounts payable and
accrued expenses                        20,191       52,053        8,983       15,700       16,245       26,363        17,210
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Total Liabilities                      184,984       99,263       61,320      172,686    1,275,787      133,235        61,426
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                     37,693,541   17,418,746   14,462,393   11,596,579   42,471,127   20,227,806    50,814,015
Accumulated net realized gain
(loss) on investments,
financial futures contracts
and foreign currency
transactions                          (864,138)     367,594   (1,765,886)    (704,573)   2,251,057   (2,241,167)   (2,255,666)

Net unrealized appreciation
(depreciation) of investments,
financial futures contracts and
foreign currency transactions        3,843,344    7,302,676     (392,210)     589,852   (5,686,762)   1,785,099     6,770,002
Undistributed net investment
Income (distributions in
excess of net
investment income)                        (197)       5,007          (91)          (8)       7,190          (76)         (253)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Net Assets                         $40,672,550  $25,094,023  $12,304,206  $11,481,850  $39,042,612  $19,771,662   $55,328,098
=============================================================================================================================
Net Asset Value Per Share:
(Based on 2,321,942, 1,547,681,
1,197,751, 761,075 3,669,836,
1,372,971, 3,525,673 shares,
respectively, of beneficial
interest outstanding -
unlimited number of
shares authorized
with no par value)                      $17.52       $16.21       $10.27       $15.09       $10.64       $14.40        $15.69
=============================================================================================================================

The Statement of Assets and Liabilities is each Fund's balance sheet and shows the value of what the Fund owns, is due and owes on December 31, 2000. You'll also find the net asset value per share as of that date.

See notes to financial statements.





Statements of Assets and Liabilities (continued)
December 31, 2000
--------------------------------------------------------------
                                                          V.A.
                                                 INTERNATIONAL
                                                          FUND
                                             -----------------
Assets:
Investments at value - Note D:
Common stocks (cost - $5,094,561)                   $5,299,410
Short-term investments (cost - $1,022,457)           1,022,457
                                             -----------------
                                                     6,321,867
Cash                                                       624
Foreign currency, at value
(cost - $68,187)                                        66,421
Receivable for investments sold                      1,929,937
Dividends and interest receivable                       11,621
Deferred organization expenses - Note B                  1,413
Receivable from John Hancock Advisers,
Inc. and affiliates - Note C                             8,832
Other assets                                               190
                                             -----------------
Total Assets                                         8,340,905
--------------------------------------------------------------
Liabilities:
Payable for shares repurchased                          31,392
Payable for securities on loan                         933,457
Accounts payable and accrued expenses                   46,417
                                             -----------------
Total Liabilities                                    1,011,266
--------------------------------------------------------------
Net Assets:
Capital paid-in                                      7,723,198
Accumulated net realized loss on
investments and foreign currency
transactions                                          (519,368)
Net unrealized appreciation
(depreciation) of investments and
foreign currency transactions                          202,894
Distributions in excess of net
investment income                                      (77,085)
                                             -----------------
Net Assets                                          $7,329,639
==============================================================
Net Asset Value Per Share:
(Based on 665,848 shares of beneficial
interest outstanding -- unlimited
number of shares authorized with no
par value)                                              $11.01
==============================================================

See notes to financial statements.





Statements of Assets and Liabilities (continued)
December 31, 2000
----------------------------------------------------------------------------------------------------------
                                                          V.A.                  V.A.                  V.A.
                                                     FINANCIAL         REGIONAL BANK            TECHNOLOGY
                                               INDUSTRIES FUND                  FUND                  FUND
                                             -----------------     -----------------     -----------------
Assets:
Investments at value - Note D:
Common stocks (cost - $48,938,306,
$10,935,579 and $14,432,054,
respectively)                                      $67,939,052           $13,050,336           $10,542,962
Short-term investments (cost - none,
none and $1,499,369, respectively)                          --                    --             1,499,369
Joint repurchase agreements (cost -
$3,504,000, $679,000 and $2,747,789,
respectively)                                        3,504,000               679,000             2,747,789
Corporate savings account                                  879                   382                   792
                                             -----------------     -----------------     -----------------
                                                    71,443,931            13,729,718            14,790,912
Receivable for investments sold                             --                36,611                    --
Receivable for shares sold                             608,712                    --               245,636
Dividends and interest receivable                       55,035                26,914                 2,290
Other assets                                             5,891                   296                     1
                                             -----------------     -----------------     -----------------
Total Assets                                        72,113,569            13,793,539            15,038,839
----------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                      684,125                    --               969,180
Payable for shares repurchased                              --                36,656                    --
Payable to John Hancock Advisers, Inc.
and affiliates - Note C                                 46,510                 9,115                 6,564
Accounts payable and accrued expenses                   16,338                14,338                21,051
                                             -----------------     -----------------     -----------------
Total Liabilities                                      746,973                60,109               996,795
----------------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                     55,845,481            14,564,298            18,123,471
Accumulated net realized loss on
investments, options and foreign
currency transactions                               (3,482,390)           (2,945,521)             (193,630)
Net unrealized appreciation
(depreciation) of investments and
foreign currency transactions                       19,000,607             2,114,757            (3,889,092)
Undistributed net investment income
(distributions in excess of net
investment income)                                       2,898                  (104)                1,295
                                             -----------------     -----------------     -----------------
Net Assets                                         $71,366,596           $13,733,430           $14,042,044
==========================================================================================================
Net Asset Value Per Share:
(Based on 3,892,145, 1,389,168 and
1,916,254, respectively, of beneficial
interest outstanding -- unlimited
number of shares authorized with no
par value)                                              $18.34                 $9.89                 $7.33
==========================================================================================================

See notes to financial statements.





Statements of Assets and Liabilities (continued)
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

                                                          V.A.                  V.A.                  V.A.                  V.A.
                                                          BOND            HIGH YIELD          MONEY MARKET             STRATEGIC
                                                          FUND             BOND FUND                  FUND           INCOME FUND
                                             -----------------     -----------------     -----------------     -----------------
Assets:
Investments at value - Note D:
Common stocks (cost - none, $892,077,
none and $122,883, respectively)                            --              $680,118                    --              $177,413
Preferred stocks and warrants (cost -
$51, $820,929, none and $178,105,
respectively)                                             $475               626,607                    --               104,496
Bonds (cost - $22,605,396, $6,946,112,
none and $31,955,894, respectively)                 23,225,973             4,572,675                    --            29,816,857
Short-term investments (cost - none,
none, 61,612,023 and none,
respectively)                                               --                    --           $61,612,023                    --
Joint repurchase agreements (cost -
$1,606,000, $1,162,000, $6,307,000 and
$3,437,000, respectively)                            1,606,000             1,162,000             6,307,000             3,437,000
Corporate savings account                                  749                   951                    --                   346
                                             -----------------     -----------------     -----------------     -----------------
                                                    24,833,197             7,042,351            67,919,023            33,536,112
Cash                                                        --                    --                   281                    --
Foreign currency, at value (cost -
none, $3,732, none and none,
respectively)                                               --                 3,938                    --                    --
Receivable for shares sold                             215,269                    --             6,046,686               145,909
Receivable for forward foreign currency
exchange contracts purchased - Note B                       --                 2,091                    --                13,525
Dividends and interest receivable                      377,403               228,649                17,948               846,545
Deferred organization expenses --
Note B                                                   1,413                    --                 1,413                 1,413
Other assets                                               234                   129                 3,037                 1,548
                                             -----------------     -----------------     -----------------     -----------------
Total Assets                                        25,427,516             7,277,158            73,988,388            34,545,052
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                      224,459                    --                    --                    --
Payable for shares repurchased                              --                10,068                    --                 1,258
Distributions payable                                       --                    --                33,176                    --
Payable for forward foreign currency
exchange contracts sold - Note B                            --                34,228                    --                40,954
Payable to John Hancock Advisers, Inc.
and affiliates - Note C                                 14,274                 2,986                30,177                17,336
Accounts payable and accrued expenses                   16,066                11,242                 7,703                13,705
                                             -----------------     -----------------     -----------------     -----------------
Total Liabilities                                      254,799                58,524                71,056                73,253
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                     24,922,117            10,257,167            73,917,139            37,817,216
Accumulated net realized loss on
investments, options and foreign
currency transactions                                 (391,881)             (221,273)                   --            (1,029,019)
Net unrealized appreciation
(depreciation) of investments and
foreign currency transactions                          621,001            (2,812,458)                   --            (2,190,200)
Undistributed net investment income
(distributions in excess of net
investment income)                                      21,480                (4,802)                  193              (126,198)
                                             -----------------     -----------------     -----------------     -----------------
Net Assets                                         $25,172,717            $7,218,634           $73,917,332           $34,471,799
================================================================================================================================
Net Asset Value Per Share:
(Based on 2,445,857, 1,080,247,
73,917,332 and 3,841,771 shares,
respectively, of beneficial interest
outstanding -- unlimited number of
shares authorized with no par value)                    $10.29                 $6.68                 $1.00                 $8.97
================================================================================================================================

See notes to financial statements.






Statements of Operations
Year ended December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------

                                          V.A.         V.A.         V.A.         V.A.         V.A.         V.A.            V.A.
                                   CORE EQUITY    500 INDEX    LARGE CAP      MID CAP     RELATIVE    SMALL CAP       SOVEREIGN
                                          FUND         FUND  GROWTH FUND  GROWTH FUND   VALUE FUND  GROWTH FUND  INVESTORS FUND
                                   -----------  -----------  -----------  -----------  -----------  -----------  --------------
Investment Income:
Dividends (net of foreign
Withholding tax of $1,892,
$1,761, $438, $104,
$169, none and $1,865,
respectively)                         $492,956     $372,756      $55,135      $16,961     $172,226      $11,016      $745,879
Interest                                73,783       27,843       18,183       59,766      193,222       46,062       282,891
Securities lending income                  831           --          621          510       27,459       33,144            --
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
                                       567,570      400,599       73,939       77,237      392,907       90,222     1,028,770
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Expenses:
Investment management
fee - Note C                           306,248      116,127      148,433       99,566      257,116      213,759       295,467
Custodian fee                           25,408      147,126       16,780       26,598       21,881       69,760        16,924
Auditing fee                            19,431       15,164       13,432       12,000       18,164       15,000        18,000
Accounting and legal
services fee -Note C                     8,230        6,221        3,705        2,504        8,056        5,347         9,273
Printing                                 4,589        2,048        1,250        4,356        2,174        4,189         1,873
Trustees' fee                            2,693        2,236        1,293          439        2,345        1,275         3,214
Miscellaneous                            2,163       16,092        1,059          607        2,021        1,377         5,669
Organization expense - Note B            2,141        2,141        2,141           --           --        2,141         2,141
Legal fees                                 399          280          169          124          368          230           401
Registration and filing fees                27           27           13           27          127           27            27
Interest Expense                            --           --        2,054           79       26,328        1,736            --
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Total Expenses                         371,329      307,462      190,329      146,300      338,580      314,841       352,989
-----------------------------------------------------------------------------------------------------------------------------
Less Expense Reductions - Note C           --      (191,146)          --      (13,517)          --      (29,736)           --
-----------------------------------------------------------------------------------------------------------------------------
Net Expenses                           371,329      116,316      190,329      132,783      338,580      285,105       352,989
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)           196,241      284,283     (116,390)     (55,546)      54,327     (194,883)      675,781
-----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
(Loss) on Investments,
Financial Futures Contracts and
Foreign Currency Transactions:
Net realized gain
(loss) on investments sold             153,575      571,901   (1,715,484)    (691,193)  13,435,050   (2,221,923)   (1,886,401)
Net realized loss on
financial futures
contracts                                   --      (61,831)          --           --           --           --            --
Net realized loss on
foreign currency
transactions                                --           --           --           --         (919)          --            --
Change in net unrealized
Appreciation (depreciation)
of investments                      (3,702,349)  (3,824,817)  (4,414,002)  (1,246,996) (15,297,492)  (5,140,485)    1,083,527
Change in net unrealized
Appreciation (depreciation)
of financial futures
contracts                                   --        8,691           --           --           --           --            --
Change in net unrealized
Appreciation (depreciation)
of foreign currency
transactions                                --           --           --           --          906           --            --
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Net Realized and Unrealized
Loss on Investments, Financial
Futures Contracts and Foreign
Currency Transactions               (3,548,774)  (3,306,056)  (6,129,486)  (1,938,189)  (1,862,455)  (7,362,408)     (802,874)
-----------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
Resulting from Operations          ($3,352,533) ($3,021,773) ($6,245,876)  $1,993,735) ($1,808,128) ($7,557,291)    ($127,093)
-----------------------------------------------------------------------------------------------------------------------------

The Statement of Operations summarizes for each of the Funds the investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.






Statements of Operations (continued)
Year ended December 31, 2000
--------------------------------------------------------------
                                                          V.A.
                                                 INTERNATIONAL
                                                          FUND
                                             -----------------
Investment Income:
Dividends (net of foreign withholding
tax of $15,166)                                        $94,960
Interest                                                21,961
Securities lending income                                4,860
                                             -----------------
                                                       121,781
                                             -----------------
Expenses:
Investment management fee - Note C                      81,503
Custodian fee                                          188,289
Auditing fee                                            13,090
Printing                                                 5,381
Organization expense - Note B                            2,141
Accounting and legal services fee - Note C               1,697
Registration and filing fees                               573
Trustees' fee                                              544
Miscellaneous                                              461
Legal fees                                                 117
                                             -----------------
Total Expenses                                         293,796
--------------------------------------------------------------
Less Expense Reductions - Note C                     (189,610)
--------------------------------------------------------------
Net Expenses                                           104,186
--------------------------------------------------------------
Net Investment Income                                   17,595
--------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions:
Net realized loss on investments sold                 (435,585)
Net realized loss on foreign currency
transactions                                           (15,739)
Change in net unrealized appreciation
(depreciation) of investments                       (2,178,286)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                              (952)
                                             -----------------
Net Realized and Unrealized Loss
on Investments and Foreign Currency
Transactions                                        (2,630,562)
--------------------------------------------------------------
Net Decrease in Net Assets
Resulting from Operations                          ($2,612,967)
==============================================================

See notes to financial statements.





Statements of Operations (continued)
Year ended December 31, 2000
----------------------------------------------------------------------------------------------------------
                                                          V.A.                  V.A.                  V.A.
                                                     FINANCIAL         REGIONAL BANK            TECHNOLOGY
                                               INDUSTRIES FUND                  FUND                  FUND
                                             -----------------     -----------------     -----------------
Investment Income:
Dividends (net of foreign withholding
tax of $12,422, none and $3,
respectively)                                         $616,349              $375,640                  $503
Interest                                                64,208                38,145                68,818
Securities lending income                                5,313                 1,734                    87
                                             -----------------     -----------------     -----------------
                                                       685,870               415,519                69,408
                                             -----------------     -----------------     -----------------
Expenses:
Investment management fee - Note C                     434,813               113,415                33,261
Custodian fee                                           18,441                11,464                33,980
Auditing fee                                            17,500                13,000                12,000
Accounting and legal services fee - Note C              10,269                 2,660                   810
Printing                                                 3,971                 1,036                 2,276
Trustees' fee                                            3,058                 1,096                    61
Miscellaneous                                            2,209                   296                   200
Interest Expense                                           944                   738                    --
Legal fees                                                 364                    --                    61
Registration and filing fees                                13                    26                    14
                                             -----------------     -----------------     -----------------
Total Expenses                                         491,582               143,731                82,663
----------------------------------------------------------------------------------------------------------
Less Expense Reductions - Note C                           --                    --                (39,008)
----------------------------------------------------------------------------------------------------------
Net Expenses                                           491,582               143,731                43,655
----------------------------------------------------------------------------------------------------------
Net Investment Income                                  194,288               271,788                25,753
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments, Options and Foreign
Currency Transactions:
Net realized gain (loss) on investments
sold and options                                       692,941            (2,865,401)             (193,630)
Net realized gain on foreign currency
transactions                                             3,958                    --                    --
Change in net unrealized appreciation
(depreciation) of investments                       12,308,867             4,087,137            (3,889,092)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                            (2,383)                   --                    --
                                             -----------------     -----------------     -----------------
Net Realized and Unrealized Gain (Loss)
on Investments, Options
and Foreign Currency Transactions                   13,003,383             1,221,736            (4,082,722)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                          $13,197,671            $1,493,524           ($4,056,969)
==========================================================================================================

See notes to financial statements.






Statements of Operations (continued)
Year ended December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

                                                          V.A.                  V.A.                  V.A.                  V.A.
                                                          BOND            HIGH YIELD          MONEY MARKET             STRATEGIC
                                                          FUND             BOND FUND                  FUND           INCOME FUND
                                             -----------------     -----------------     -----------------     -----------------
Investment Income:
Dividends (net of foreign withholding
tax of none, $3,900, none and none,
respectively)                                               --              $123,442                    --               $21,652
Interest                                            $1,161,742               986,842            $2,511,902             2,640,081
                                             -----------------     -----------------     -----------------     -----------------
                                                     1,161,742             1,110,284             2,511,902             2,661,733
                                             -----------------     -----------------     -----------------     -----------------
Expenses:
Investment management fee - Note C                      80,502                51,368               194,539               165,020
Custodian fee                                           46,140                16,651                16,717                22,549
Auditing fee                                            12,164                13,667                 8,000                 8,000
Accounting and legal services
fee - Note C                                             3,048                 1,605                 7,395                 5,193
Printing                                                 2,230                 1,214                 1,232                 4,355
Organization expense - Note B                            2,141                    --                 2,141                 2,141
Trustees' fee                                              835                   576                 1,950                 1,457
Registration and filing fees                               790                    27                    27                    27
Miscellaneous                                              695                   457                   908                 1,352
Legal fees                                                 125                20,928                   241                   251
                                             -----------------     -----------------     -----------------     -----------------
Total Expenses                                         148,670               106,493               233,150               210,345
--------------------------------------------------------------------------------------------------------------------------------
Less Expense Reductions - Note C                       (27,848)              (33,670)                   --                    --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                           120,822                72,823               233,150               210,345
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                1,040,920             1,037,461             2,278,752             2,451,388
--------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments, Options and Foreign
Currency Transactions:
Net realized gain (loss) on investments
sold and options                                      (153,038)               13,846                    --              (980,624)
Net realized gain on foreign currency
transactions                                               988               127,478                    --               280,348
Change in net unrealized appreciation
(depreciation) of investments                        1,086,406            (1,600,466)                   --            (1,250,037)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                              (909)              (65,941)                   --               (72,198)
                                             -----------------     -----------------     -----------------     -----------------
Net Realized and Unrealized Gain (Loss)
on Investments, Options
and Foreign Currency Transactions                      933,447            (1,525,083)                   --            (2,022,511)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                           $1,974,367             ($487,622)           $2,278,752              $428,877
================================================================================================================================

See notes to financial statements.





Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------
                                        V.A. CORE EQUITY FUND             V.A. 500 INDEX FUND         V.A. LARGE CAP GROWTH FUND
                                     ---------------------------     ---------------------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income (loss)            $170,261        $196,241        $344,397        $284,283        ($40,884)      ($116,390)

Net realized gain (loss) on
investments sold and financial
futures contracts                      1,489,402         153,575          91,519         510,070       1,316,751      (1,715,484)

Change in net unrealized
appreciation (depreciation) of
investments and financial futures
contracts                              3,097,564      (3,702,349)      5,755,226      (3,816,126)      1,878,149      (4,414,002)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations       4,757,227      (3,352,533)      6,191,142      (3,021,773)      3,154,016      (6,245,876)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (174,331)       (199,287)       (344,375)       (279,659)             --              --
Distributions in excess of net
investment income                            (86)             --              --              --              --              --
Distributions from net realized
gain on investments sold and
financial futures contracts             (895,808)       (695,716)       (231,893)        (92,786)       (491,445)       (643,661)

Distributions in excess of net
realized gain on investments
sold, financial futures contracts             --        (844,741)        (15,178)             --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                          (1,070,225)     (1,739,744)       (591,446)       (372,445)       (491,445)       (643,661)
                                     -----------     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                           21,277,999      11,671,817      13,349,010       2,172,521      10,666,325       5,563,562
Shares issued to shareholders in
reinvestment of distributions          1,070,225       1,739,743         591,446         372,407         491,445         643,661
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                      22,348,224      13,411,560      13,940,456       2,544,928      11,157,770       6,207,223
Less shares repurchased               (7,735,163)    (12,638,050)     (8,044,099)    (12,009,903)     (2,320,226)     (8,885,412)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)               14,613,061         773,510       5,896,357      (9,464,975)      8,837,544      (2,678,189)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   26,691,254      44,991,317      26,457,163      37,953,216      10,371,817      21,871,932
                                     -----------     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
($85), ($197), $335, $5,007,
($41) and ($91), respectively)       $44,991,317     $40,672,550     $37,953,216     $25,094,023     $21,871,932     $12,304,206
                                     -----------     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.0861         $0.0888         $0.1710         $0.1530              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share dividends in excess of
net investment income                    $0.0001              --              --              --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments sold
and financial futures contracts          $0.4028         $0.6886         $0.1105         $0.0585         $0.3598         $0.5666
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions in excess
of net realized gain on
investments sold and financial
futures contracts                             --              --         $0.0072              --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                            1,133,853         601,375         816,451         123,028         738,312         376,363
Shares issued to shareholders in
reinvestment of distributions             55,765          99,280          34,866          21,738          31,974          62,310
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                       1,189,618         700,655         851,317         144,766         770,286         438,673
Less shares repurchased                 (410,573)       (662,061)       (490,081)       (694,943)       (158,856)       (628,273)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                  779,045          38,594         361,236        (550,177)        611,430        (189,600)
                                     ===========     ===========     ===========     ===========     ===========     ===========

See notes to financial statements.





Statements of Changes in Net Assets (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                       V.A. MID CAP GROWTH FUND        V.A. RELATIVE VALUE FUND       V.A. SMALL CAP GROWTH FUND
                                     ---------------------------     ---------------------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income (loss)            ($6,426)       ($55,546)       $161,304         $54,327        ($82,296)      ($194,883)

Net realized gain (loss) on
investments sold and foreign
currency transactions                   187,318        (691,193)      5,322,397      13,434,131       2,352,183      (2,221,923)

Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                          1,607,019      (1,246,996)      7,741,197     (15,296,586)      5,122,311      (5,140,485)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations      1,787,911      (1,993,735)     13,224,898      (1,808,128)      7,392,198      (7,557,291)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                       --              --        (162,651)        (42,822)             --              --
Distributions from net realized
gain on investments sold and
foreign currency transactions            (5,407)        (78,273)     (1,365,816)    (15,128,734)       (441,478)     (1,193,201)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                             (5,407)        (78,273)     (1,528,467)    (15,171,556)       (441,478)     (1,193,201)
                                     ----------     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                           3,390,736      12,664,811      12,838,972      13,227,216       7,383,931      18,612,044
Shares issued to shareholders in
reinvestment of distributions             5,407          78,273       1,528,467      15,171,557         441,478       1,193,201
                                     ----------     -----------     -----------     -----------     -----------     -----------
                                      3,396,143      12,743,084      14,367,439      28,398,773       7,825,409      19,805,245
Less shares repurchased                (594,918)     (5,552,026)     (4,666,018)    (11,142,581)     (2,141,408)    (12,149,701)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Increase                          2,801,225       7,191,058       9,701,421      17,256,192       5,684,001       7,655,544
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   1,779,071       6,362,800      17,368,252      38,766,104       8,231,889      20,866,610
                                     ----------     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
none, ($8), ($3,436), $7,190,
($40) and ($76), respectively)       $6,362,800     $11,481,850     $38,766,104     $39,042,612     $20,866,610     $19,771,662
                                     ----------     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                            --              --         $0.0980         $0.0186              --              --
                                     ----------     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments sold
and foreign currency transactions       $0.0160         $0.1010         $0.6493         $6.5883         $0.4314         $0.9031
                                     ----------     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                             257,673         699,219         949,975         744,370         499,482         888,422
Shares issued to shareholders in
reinvestment of distributions               329           5,222          91,349       1,406,946          23,955          86,905
                                     ----------     -----------     -----------     -----------     -----------     -----------
                                        258,002         704,441       1,041,324       2,151,316         523,437         975,327
Less shares repurchased                 (49,945)       (313,149)       (334,023)       (631,982)       (153,686)       (658,355)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Increase                            208,057         391,292         707,301       1,519,334         369,751         316,972
                                     ==========     ===========     ===========     ===========     ===========     ===========

The Statement of Changes in Net Assets shows how the value of each Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in each Fund. The footnotes illustrate the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the per share amount of distributions made to shareholders of each Fund for the periods indicated.

See notes to financial statements.





Statements of Changes in Net Assets (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                    V.A. SOVEREIGN INVESTORS FUND       V.A. INTERNATIONAL FUND    V.A. FINANCIAL INDUSTRIES FUND
                                    -----------------------------    ---------------------------   ------------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income                   $651,984        $675,781         $38,442         $17,595        $385,825        $194,288
Net realized gain (loss) on
investments sold and foreign
currency transactions                   (211,594)     (1,886,401)        681,683        (451,324)     (3,550,224)        696,899
Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                           1,075,319       1,083,527       1,497,165      (2,179,238)      3,537,348      12,306,484
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations       1,515,709        (127,093)      2,217,290      (2,612,967)        372,949      13,197,671
                                     -----------     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (651,984)       (678,637)        (46,076)       (107,471)       (362,866)       (169,614)

Distributions in excess of net
investment income                           (617)             --          (9,515)             --              --              --
Distributions from net realized
gain on investments sold and
foreign currency transactions                 --              --        (259,599)       (238,923)       (153,776)             --
Tax return of capital                     (2,297)             --              --              --         (23,257)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                            (654,898)       (678,637)       (315,190)       (346,394)       (539,899)       (169,614)
                                     -----------     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                           19,084,625      16,811,905       1,131,817       1,932,741      10,055,880      20,739,283
Shares issued to shareholders in
reinvestment of distributions            654,898         678,636         315,190         346,394         539,899         169,614
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                      19,739,523      17,490,541       1,447,007       2,279,135      10,595,779      20,908,897
Less shares repurchased               (4,515,757)    (11,610,910)     (1,175,008)     (1,364,748)    (15,685,364)    (11,882,798)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)               15,223,766       5,879,631         271,999         914,387      (5,089,585)      9,026,099
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   34,169,620      50,254,197       7,200,514       9,374,613      54,568,975      49,312,440
                                     -----------     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
($105), ($253), ($46,722),
($80,691), ($2,491) and $2,898,
respectively)                        $50,254,197     $55,328,098      $9,374,613      $7,329,639     $49,312,440     $71,366,596
                                     -----------     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.2404         $0.2077         $0.0791         $0.1684         $0.1078         $0.0450
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions in excess
of net investment income                 $0.0002              --         $0.0163              --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments sold
and foreign currency transactions             --              --         $0.4454         $0.3744              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Tax return of capital                    $0.0009              --              --              --         $0.0069              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                            1,204,042       1,103,469          86,360         131,349         691,929       1,252,923
Shares issued to shareholders in
reinvestment of distributions             42,073          44,976          21,633          31,955          38,926           9,578
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                       1,246,115       1,148,445         107,993         163,304         730,855       1,262,501
Less shares repurchased                 (285,296)       (771,887)        (92,089)       (104,357)     (1,096,716)       (779,897)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                  960,819         376,558          15,904          58,947        (365,861)        482,604
                                     ===========     ===========     ===========     ===========     ===========     ===========

See notes to financial statements.





Statements of Changes in Net Assets (continued)

-----------------------------------------------------------------------------------------------------------------
                                                                         V.A.
                                                                     TECHNOLOGY
                                       V.A. REGIONAL BANK FUND          FUND                  V.A. BOND FUND
                                     ---------------------------     ------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,      PERIOD ENDED        YEAR ENDED DECEMBER 31,
                                     ---------------------------     DECEMBER 31,     ---------------------------
                                         1999            2000          2000(1)            1999            2000
                                     -----------     -----------     ------------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income                   $281,620        $271,788         $25,753        $740,529      $1,040,920
Net realized gain (loss) on
investments sold, options and
foreign currency transactions            232,178      (2,865,401)       (193,630)       (216,376)       (152,050)

Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                          (1,578,109)      4,087,137      (3,889,092)       (583,796)      1,085,497
                                     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations      (1,064,311)      1,493,524      (4,056,969)        (59,643)      1,974,367
                                     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (281,482)       (275,181)        (24,458)       (740,530)     (1,040,858)

Distributions from net realized
gain on investments sold, options
and foreign currency transactions       (347,453)             --              --              --              --
                                     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                            (628,935)       (275,181)        (24,458)       (740,530)     (1,040,858)
                                     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                            7,383,736       1,198,441      18,589,255       5,640,516      13,994,748
Shares issued to shareholders in
reinvestment of distributions            628,935         275,181          24,458         740,530       1,040,858
                                     -----------     -----------     -----------     -----------     -----------
                                       8,012,671       1,473,622      18,613,713       6,381,046      15,035,606
Less shares repurchased               (6,280,747)     (9,253,630)       (490,242)     (3,719,713)     (3,326,986)
                                     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                1,731,924      (7,780,008)     18,123,471       2,661,333      11,708,620
                                     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   20,256,417      20,295,095              --      10,669,428      12,530,588
                                     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income of $3,154, ($209), $1,295,
$21,494 and $21,556,
respectively)                        $20,295,095     $13,733,430     $14,042,044     $12,530,588     $25,172,717
                                     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.1190         $0.1686         $0.0143         $0.6448         $0.6434
                                     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments
sold, options and foreign
currency transactions                    $0.1489              --              --              --              --
                                     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                              798,204         150,452       1,961,452         556,313       1,400,901
Shares issued to shareholders in
reinvestment of distributions             73,089          33,504           3,292          73,574         104,450
                                     -----------     -----------     -----------     -----------     -----------
                                         871,293         183,956       1,964,744         629,887       1,505,351
Less shares repurchased                 (683,009)     (1,166,423)        (48,490)       (367,396)       (336,738)
                                     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                  188,284        (982,467)      1,916,254         262,491       1,168,613
                                     ===========     ===========     ===========     ===========     ===========

(1) Commenced operations on May 1, 2000.

See notes to financial statements.





Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------------------------------------------
                                      V.A. HIGH YIELD BOND FUND         V.A. MONEY MARKET FUND        V.A. STRATEGIC INCOME FUND
                                     ---------------------------     ---------------------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income                   $951,874      $1,037,461      $1,072,850       $2,278,752      $1,576,575      $2,451,388
Net realized gain (loss) on
investments sold, options and
foreign currency transactions            104,240         141,324              --               --        (156,823)       (700,276)

Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                              59,411      (1,666,407)             --               --        (534,751)     (1,322,235)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations       1,115,525        (487,622)      1,072,850        2,278,752         885,001         428,877
                                     -----------     -----------     -----------     ------------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (945,546)     (1,039,972)     (1,072,850)      (2,278,752)     (1,576,590)     (2,359,734)

Tax Return of Capital                         --              --              --               --              --         (91,654)

Distributions from net realized
gain on investments sold, options
and foreign currency transactions        (74,253)       (241,224)             --               --              --        (350,215)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Total Distributions to
Shareholders                          (1,019,799)     (1,281,196)     (1,072,850)      (2,278,752)     (1,576,590)     (2,801,603)
                                     -----------     -----------     -----------     ------------     -----------     -----------
From Fund Share Transactions: **
Shares sold                            2,548,352         858,489      48,097,999      188,358,513       8,665,787      14,978,386
Shares issued in
reorganization - Note F                       --              --              --               --       2,569,836              --
Shares issued to shareholders in
reinvestment of distributions          1,019,800       1,281,195         944,404        2,374,022       1,576,592       2,801,603
                                     -----------     -----------     -----------     ------------     -----------     -----------
                                       3,568,152       2,139,684      49,042,403      190,732,535      12,812,215      17,779,989
Less shares repurchased               (2,496,893)     (2,438,764)    (32,610,270)    (149,766,710)     (4,858,040)     (3,217,447)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Increase (Decrease)                1,071,259        (299,080)     16,432,133       40,965,825       7,954,175      14,562,542
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Assets:
Beginning of period                    8,119,547       9,286,532      16,519,374       32,951,507      15,019,397      22,281,983
                                     -----------     -----------     -----------     ------------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
$5,028, $33,938, $52, $193,
($47,169) and ($126,198),
respectively)                         $9,286,532      $7,218,634     $32,951,507      $73,917,332     $22,281,983     $34,471,799
                                     -----------     -----------     -----------     ------------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.8767         $0.9394         $0.0452          $0.0576         $0.7977         $0.8345
                                     -----------     -----------     -----------     ------------     -----------     -----------
Per share distributions from net
realized gain on investments
sold, options and foreign
currency transactions                    $0.0657         $0.2290              --               --              --         $0.0945
                                     -----------     -----------     -----------     ------------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                              305,760         110,078      48,097,999      188,358,513         872,439       1,598,355
Shares issued in
reorganization - Note F                       --              --              --               --         253,313              --
Shares issued to shareholders in
reinvestment of distributions            122,160         172,859          94,404        2,374,022         159,651         302,236
                                     -----------     -----------     -----------     ------------     -----------     -----------
                                         427,920         282,937      48,192,403      190,732,535       1,285,403       1,900,591
Less shares repurchased                 (297,910)       (320,600)    (32,610,270)    (149,766,710)       (491,471)       (339,848)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Increase (Decrease)                  130,010         (37,663)     15,582,133       40,965,825         793,932       1,560,743
                                     ===========     ===========     ===========     ============     ===========     ===========

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. CORE EQUITY FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $11.11            $14.11            $17.74            $19.70
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.06              0.16              0.10              0.09              0.08
Net Realized and Unrealized
Gain (Loss) on Investments                 1.12              3.23              3.90              2.36             (1.48)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 1.18              3.39              4.00              2.45             (1.40)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.06)            (0.14)            (0.10)            (0.09)            (0.09)
Distributions in Excess of
Net Investment Income                        --                --                --                --(3)             --
Distributions from Net
Realized Gain on
Investments Sold                          (0.01)            (0.25)            (0.27)            (0.40)            (0.31)
Distributions in Excess of
Net Realized Gain on
Investments Sold                             --                --                --                --             (0.38)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.07)            (0.39)            (0.37)            (0.49)            (0.78)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $11.11            $14.11            $17.74            $19.70            $17.52
                                  =============     =============     =============     =============     =============
Total Investment Return(4)               11.78%(5,6)       30.68%(6)         28.42%            13.89%            (7.11%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,149            $8,719           $26,691           $44,991           $40,673
Ratio of Expenses to Average
Net Assets                                0.95%(7)          0.95%             0.95%             0.83%             0.85%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  4.23%(7)          1.59%                --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.60%(7)          1.24%             0.65%             0.47%             0.45%
Portfolio Turnover Rate                     24%               53%               55%               77%               97%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indi cated: net investment income, gains (losses), distributions and total investment return of each Fund.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important rela tionships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. 500 INDEX FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.44            $12.62            $15.23            $18.09
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.17              0.30              0.20              0.17              0.14
Net Realized and Unrealized
Gain (Loss) on Investments                 0.98              2.72              3.37              2.98             (1.81)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 1.15              3.02              3.57              3.15             (1.67)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.16)            (0.30)            (0.20)            (0.17)            (0.15)
Distributions from Net
Realized Gain on
Investments Sold                          (0.55)            (0.54)            (0.76)            (0.11)            (0.06)
Distributions in Excess of
Net Realized Gain on
Investments Sold                             --                --                --             (0.01)               --
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.71)            (0.84)            (0.96)            (0.29)            (0.21)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.44            $12.62            $15.23            $18.09            $16.21
                                  =============     =============     =============     =============     =============
Total Investment Return(3,4)             11.49%(5)         29.51%            28.44%            20.81%            (9.28%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $4,049           $20,008           $26,457           $37,953           $25,094
Ratio of Expenses to Average
Net Assets                                0.60%(6)          0.36%             0.35%             0.35%             0.35%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.31%(6)          0.83%             0.92%             0.75%             0.93%
Ratio of Net Investment
Income to Average Net
Assets                                    4.57%(6)          2.45%             1.44%             1.06%             0.86%
Portfolio Turnover Rate                      0%                9%               47%                5%                7%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. LARGE CAP GROWTH FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $9.39            $10.73            $13.37            $15.77
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Loss(2)                    (0.01)            (0.04)               --(3)          (0.04)            (0.08)

Net Realized and Unrealized
Gain (Loss) on Investments                (0.60)             1.38              2.64              2.80             (4.85)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                (0.61)             1.34              2.64              2.76             (4.93)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Distributions from Net
Realized Gain on
Investments Sold                             --                --                --             (0.36)            (0.57)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                    $9.39            $10.73            $13.37            $15.77            $10.27
                                  =============     =============     =============     =============     =============
Total Investment Return(4)               (6.10%)(5,6)      14.27%(6)         24.60%(6)         20.71%(6)        (31.30%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $994            $3,733           $10,372           $21,872           $12,304
Ratio of Expenses to Average
Net Assets                                1.00%(7)          1.00%             1.00%             1.00%             0.96%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  4.76%(7)          2.37%             1.33%             1.02%               --
Ratio of Net Investment Loss
to Average Net Assets                    (0.23%)(7)        (0.39%)           (0.00%)           (0.25%)           (0.59%)
Portfolio Turnover Rate                     68%              136%              176%              172%              170%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. MID CAP GROWTH FUND
                                  -------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $11.03            $17.21
                                  -------------     -------------     -------------
Net Investment Income
(Loss)(2)                                  0.01             (0.03)            (0.08)

Net Realized and Unrealized
Gain (Loss) on Investments                 1.03              6.23             (1.94)
                                  -------------     -------------     -------------
Total from Investment
Operations                                 1.04              6.20             (2.02)
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.01)               --                --
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.02)            (0.10)

Tax Return of Capital                        --(3)             --                --
                                  -------------     -------------     -------------
Total Distributions                       (0.01)            (0.02)            (0.10)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $11.03            $17.21            $15.09
                                  =============     =============     =============
Total Investment Return(4,5)             10.35%(6)         56.18%           (11.73%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,779            $6,363           $11,482
Ratio of Expenses to Average
Net Assets                                1.00%(7)          1.00%             1.00%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  4.23%(7)          2.36%             1.10%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                0.06%(7)         (0.23%)           (0.42%)
Portfolio Turnover Rate                    103%              136%              155%

(1) Commenced operations on January 7, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. RELATIVE VALUE FUND
                                  -------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $12.03            $18.03
                                  -------------     -------------     -------------
Net Investment Income(2)                   0.11              0.10              0.02
Net Realized and Unrealized
Gain (Loss) on Investments                 2.02              6.65             (0.80)
                                  -------------     -------------     -------------
Total from Investment
Operations                                 2.13              6.75             (0.78)
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.10)            (0.10)            (0.02)
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.65)            (6.59)
                                  -------------     -------------     -------------
Total Distributions                       (0.10)            (0.75)            (6.61)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $12.03            $18.03            $10.64
                                  =============     =============     =============
Total Investment Return(3)               21.39%(4,5)       56.65%            (4.80%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $17,368           $38,766           $39,043
Ratio of Expenses to Average
Net Assets                                0.85%(6)          0.77%             0.79%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.03%(6)            --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.17%(6)          0.66%             0.13%
Portfolio Turnover Rate                    242%              166%              164%

(1) Commenced operations on January 6, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total return would have been lower had certain expenses not been reduced during the period shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. SMALL CAP GROWTH FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $9.32            $10.35            $12.00            $19.76
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income
(Loss)(2)                                  0.02             (0.02)            (0.06)            (0.10)            (0.13)

Net Realized and Unrealized
Gain (Loss) on Investments                (0.68)             1.05              1.71              8.29             (4.33)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                (0.66)             1.03              1.65              8.19             (4.46)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.02)               --(3)             --                --                --
Distributions from Net
Realized Gain on
Investments Sold                             --                --                --             (0.43)            (0.90)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions to
Shareholders                              (0.02)               --                --             (0.43)            (0.90)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                    $9.32            $10.35            $12.00            $19.76            $14.40
                                  =============     =============     =============     =============     =============
Total Investment Return(4,5)             (6.62%)(6)        11.06%            15.94%            68.52%           (22.33%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $975            $3,841            $8,232           $20,867           $19,772
Ratio of Expenses to Average
Net Assets                                1.00%(7)          1.00%             1.00%             1.00%             1.00%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  5.19%(7)          2.72%             1.63%             1.38%             1.10%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                0.62%(7)         (0.16%)           (0.59%)           (0.76%)           (0.68%)
Portfolio Turnover Rate                     31%               79%               93%              120%              104%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. SOVEREIGN INVESTORS FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.74            $13.59            $15.61            $15.96
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.07              0.22              0.27              0.24              0.21
Net Realized and Unrealized
Gain (Loss) on Investments                 0.76              2.82              2.00              0.35             (0.27)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 0.83              3.04              2.27              0.59             (0.06)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.07)            (0.18)            (0.25)            (0.24)            (0.21)
Distributions in Excess of
Net Investment Income                        --                --                --                --(3)             --
Distributions from Net
Realized Gain on
Investments Sold                          (0.02)            (0.01)               --                --                --
Tax Return of Capital                        --                --                --                --(3)             --
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.09)            (0.19)            (0.25)            (0.24)            (0.21)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.74            $13.59            $15.61            $15.96            $15.69
                                  =============     =============     =============     =============     =============
Total Investment Return(4)                8.30%(5,6)       28.43%(6)         16.88%             3.84%            (0.33%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,111           $12,187           $34,170           $50,254           $55,328
Ratio of Expenses to Average
Net Assets                                0.85%(7)          0.85%             0.74%             0.70%             0.72%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  3.78%(7)          1.16%                --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.90%(7)          1.81%             1.88%             1.57%             1.37%
Portfolio Turnover Rate                     17%               11%               19%               26%               46%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. INTERNATIONAL FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $11.23            $10.50            $12.18            $15.45
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.07              0.05              0.07              0.07              0.03
Net Realized and Unrealized
Gain (Loss) on Investments                 1.20             (0.13)             1.69              3.75             (3.93)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 1.27             (0.08)             1.76              3.82             (3.90)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.04)            (0.01)            (0.07)            (0.08)            (0.17)

Dividends in Excess of Net
Investment Income                            --                --             (0.01)            (0.02)               --
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.64)               --             (0.45)            (0.37)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.04)            (0.65)            (0.08)            (0.55)            (0.54)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $11.23            $10.50            $12.18            $15.45            $11.01
                                  =============     =============     =============     =============     =============
Total Investment Return(3,4)             12.75%(5)         (0.54%)           16.75%            31.55%           (25.17%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $2,267            $3,792            $7,201            $9,375            $7,330
Ratio of Expenses to Average
Net Assets                                1.15%(6)          1.15%             1.15%             1.15%             1.15%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  3.13%(6)          2.04%             3.13%             2.51%             3.24%
Ratio of Net Investment
Income to Average Net
Assets                                    2.03%(6)          0.43%             0.59%             0.52%             0.19%
Portfolio Turnover Rate                     14%              273%               89%              116%              177%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------
                                                      V.A. FINANCIAL INDUSTRIES FUND
                                  -------------------------------------------------------------------
                                         PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------
                                        1997(1)              1998              1999          2000
                                  -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $13.44            $14.45            $14.46
                                  -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.11              0.18              0.11              0.06
Net Realized and Unrealized
Gain on Investments                        3.39              0.97              0.06              3.87
                                  -------------     -------------     -------------     -------------
Total from Investment
Operations                                 3.50              1.15              0.17              3.93
                                  -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.05)            (0.14)            (0.10)            (0.05)
Distributions from Net
Realized Gain on
Investments Sold                          (0.01)               --(3)          (0.05)               --
Tax Return of Capital                        --                --             (0.01)               --
                                  -------------     -------------     -------------     -------------
Total Distributions                       (0.06)            (0.14)            (0.16)            (0.05)
                                  -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $13.44            $14.45            $14.46            $18.34
                                  =============     =============     =============     =============
Total Investment Return(4)               35.05%(5,6)        8.55%             1.23%            27.16%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $18,465           $54,569           $49,312           $71,367
Ratio of Expenses to Average
Net Assets                                1.05%(7)          0.92%             0.90%             0.90%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  1.39%(7)             --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.32%(7)          1.25%             0.77%             0.36%
Portfolio Turnover Rate                     11%               38%               72%               41%

(1) Commenced operations on April 30, 1997.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total return would have been lower had certain expenses not been reduced during the period shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. REGIONAL BANK FUND
                                   ------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $9.28             $8.56
                                  -------------     -------------     -------------
Net Investment Income(2)                   0.09              0.12              0.16
Net Realized and Unrealized
Gain (Loss) on Investments                (0.74)            (0.57)             1.34
                                  -------------     -------------     -------------
Total from Investment
Operations                                (0.65)            (0.45)             1.50
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.07)            (0.12)            (0.17)
Distributions from Net
Realized Gain on
Investments Sold                             --(3)          (0.15)               --
                                  -------------     -------------     -------------
Total Distributions                       (0.07)            (0.27)            (0.17)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                    $9.28             $8.56             $9.89
                                  =============     =============     =============

Total Investment Return(4)               (6.43%)(5,6)      (4.86%)           17.91%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $20,256           $20,295           $13,733
Ratio of Expenses to Average
Net Assets                                1.05%(7)          1.00%             1.01%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  1.14%(7)             --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.39%(7)          1.30%             1.92%
Portfolio Turnover Rate                     28%               49%               32%

(1) Commenced operations on May 1, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total return would have been lower had certain expenses not been reduced during the period shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

---------------------------------------------------

                               V.A. TECHNOLOGY FUND
                               --------------------
                                   PERIOD ENDED
                               DECEMBER 31, 2000(1)
                               --------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00
                                  -------------
Net Investment Income(2)                   0.03
Net Realized and Unrealized
Loss on Investments                       (2.69)
                                  -------------
Total from Investment
Operations                                (2.66)
                                  -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.01)
                                  -------------
Net Asset Value, End of
Period                                    $7.33
                                  =============
Total Investment Return(3,4)            (26.56%)(5)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $14,042
Ratio of Expenses to Average
Net Assets                                1.05%(6)
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.99%(6)
Ratio of Net Investment
Income to Average Net
Assets                                    0.62%(6)
Portfolio Turnover Rate                     75%

(1) Commenced operations on May 1, 2000.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total return would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                       V.A. BOND FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.19            $10.36            $10.51             $9.81
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.23              0.68              0.63              0.64              0.64
Net Realized and Unrealized
Gain (Loss) on Investments                 0.21              0.24              0.32             (0.70)             0.50
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 0.44              0.92              0.95             (0.06)             1.12
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.23)            (0.68)            (0.63)            (0.64)            (0.64)
Distributions from Net
Realized Gain on
Investments Sold                          (0.02)            (0.07)            (0.17)               --                --
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.25)            (0.75)            (0.80)            (0.64)            (0.64)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.19            $10.36            $10.51             $9.81            $10.29
                                  =============     =============     =============     =============     =============
Total Investment Return(3,4)              4.42%(5)          9.30%             9.41%            (0.51%)           11.89%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,056            $3,682           $10,669           $12,531           $25,173
Ratio of Expenses to Average
Net Assets                                0.75%(6)          0.75%             0.75%             0.75%             0.75%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  4.15%(6)          2.53%             1.34%             1.01%             0.92%
Ratio of Net Investment
Income to Average Net
Assets                                    6.69%(6)          6.57%             5.93%             6.39%             6.47%
Portfolio Turnover Rate                     45%              193%              367%              307%              298%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. HIGH YIELD BOND FUND
                                   ------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $8.22             $8.31
                                  -------------     -------------     -------------
Net Investment Income(2)                   0.90              0.88              0.94
Net Realized and Unrealized
Gain (Loss) on Investments                (1.82)             0.16             (1.40)
                                  -------------     -------------     -------------
Total from Investment
Operations                                (0.92)             1.04             (0.46)
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.84)            (0.88)            (0.94)
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.07)            (0.23)

Tax Return of Capital                     (0.02)               --                --
                                  -------------     -------------     -------------
Total Distributions                       (0.86)            (0.95)            (1.17)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                    $8.22             $8.31             $6.68
                                  =============     =============     =============
Total Investment Return(3,4)             (9.80%)(5)        13.12%            (6.08%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $8,120            $9,287            $7,219
Ratio of Expenses to Average
Net Assets                                0.85%(6)          0.85%             0.85%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.15%(6)          1.03%             1.24%
Ratio of Net Investment
Income to Average Net
Assets                                    9.85%(6)         10.56%            12.12%
Portfolio Turnover Rate                    102%              122%               56%

(1) Commenced operations on January 6, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                V.A. MONEY MARKET FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                 $1.00             $1.00             $1.00             $1.00             $1.00
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.02              0.05              0.05              0.05              0.06
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.02)            (0.05)            (0.05)            (0.05)            (0.06)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                    $1.00             $1.00             $1.00             $1.00             $1.00
                                  =============     =============     =============     =============     =============
Total Investment Return(3)                1.61%(4,5)        4.88%(5)          4.87%             4.58%             5.90%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $207            $8,377           $16,519           $32,952           $73,917
Ratio of Expenses to Average
Net Assets                                0.75%(6)          0.75%             0.74%             0.66%             0.60%
Ratio of Adjusted Expenses
to Average Net Assets(7)                 27.48%(6)          1.27%                --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    4.68%(6)          4.86%             4.70%             4.55%             5.86%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                V.A. STRATEGIC INCOME FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.30            $10.47            $10.10             $9.77
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.27              0.91              0.85              0.80              0.83
Net Realized and Unrealized
Gain (Loss) on Investments                 0.36              0.26             (0.35)            (0.33)            (0.71)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 0.63              1.17              0.50              0.47              0.12
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.27)            (0.91)            (0.85)            (0.80)            (0.83)
Distributions from Net
Realized Gain on
Investments Sold                          (0.06)            (0.09)            (0.02)               --             (0.09)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.33)            (1.00)            (0.87)            (0.80)            (0.92)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.30            $10.47            $10.10             $9.77             $8.97
                                  =============     =============     =============     =============     =============
Total Investment Return(3)                6.45%(4,5)       11.77%(5)          4.92%(5)          4.82%(5)          1.40%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $2,131            $5,540           $15,019           $22,282           $34,472
Ratio of Expenses to Average
Net Assets                                0.85%(6)          0.85%             0.85%             0.85%             0.76%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  2.28%(6)          1.37%             0.93%             0.87%                --
Ratio of Net Investment
Income to Average Net
Assets                                    7.89%(6)          8.77%             8.19%             8.06%             8.91%
Portfolio Turnover Rate                     73%              110%               92%               53%(8)            53%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Portfolio turnover rate excludes merger activity.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Core Equity Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Core Equity Fund on December 31, 2000. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Advertising (1.86%)
Interpublic Group of Cos., Inc. (The)                   8,400         $357,525
Omnicom Group, Inc.                                     4,800          397,800
                                                                  ------------
                                                                       755,325
                                                                  ------------
Aerospace (1.93%)
General Dynamics Corp.                                  3,700          288,600
United Technologies Corp.                               6,300          495,338
                                                                  ------------
                                                                       783,938
                                                                  ------------
Automobile/Trucks (1.01%)
Ford Motor Co.                                         12,800          300,000
Lear Corp.*                                             4,400          109,175
                                                                  ------------
                                                                       409,175
                                                                  ------------
Banks - United States (6.08%)
Bank of America Corp.                                  10,000          458,750
Bank of New York Co., Inc. (The)                        9,600          529,800
Comerica, Inc.                                          3,900          231,563
Firstar Corp.                                           8,500          197,625
FleetBoston Financial Corp.                            15,800          593,488
J.P. Morgan Chase & Co.                                 1,800          297,900
Mellon Financial Corp.                                  3,300          162,319
                                                                  ------------
                                                                     2,471,445
                                                                  ------------
Beverages (0.56%)
Anheuser-Busch Cos., Inc.                               5,000          227,500
                                                                  ------------
Broker Services (0.47%)
Merrill Lynch & Co., Inc.                               2,800          190,925
                                                                  ------------
Building (0.61%)
Black & Decker Corp. (The)                              6,300          247,275
                                                                  ------------
Chemicals (1.14%)
Air Products & Chemicals, Inc.                          5,200          213,200
Dow Chemical Co.                                        6,900          252,713
                                                                  ------------
                                                                       465,913
                                                                  ------------
Computers (13.95%)
Adobe Systems, Inc.                                     1,700           98,919
America Online, Inc.*                                  10,600          368,880
Cisco Systems, Inc.*                                   27,600        1,055,700
Compaq Computer Corp.                                   5,700           85,785
EMC Corp.*                                              8,900          591,850
First Data Corp.                                       13,500          711,281
Hewlett-Packard Co.                                     6,600          208,312
International Business Machines Corp.                   5,400          459,000
Microsoft Corp.*                                       17,900          776,413
Network Appliance, Inc.*                                1,200           77,025
Oracle Corp.*                                          17,700          514,406
Siebel Systems, Inc.*                                   1,800          121,725
Sun Microsystems, Inc.*                                11,400          317,775
VERITAS Software Corp.*                                 2,500          218,750
Yahoo! Inc.*                                            2,200           66,378
                                                                  ------------
                                                                     5,672,199
                                                                  ------------

Diversified Operations (3.02%)
Honeywell International, Inc.                           2,800          132,475
Illinois Tool Works, Inc.                               3,100          184,644
Minnesota Mining & Manufacturing Co.                    3,200          385,600
Tyco International Ltd.                                 9,500          527,250
                                                                  ------------
                                                                     1,229,969
                                                                  ------------
Electronics (9.31%)
Altera Corp.*                                           3,000           78,937
Analog Devices, Inc.*                                   2,000          102,375
Applied Materials, Inc.*                                3,100          118,381
General Electric Co.                                   39,300        1,883,944
Intel Corp.                                            23,600          709,475
Linear Technology Corp.                                 1,500           69,375
Maxim Integrated Products, Inc.*                        2,200          105,187
Motorola, Inc.                                          7,600          153,900
Parker-Hannifin Corp.                                   3,700          163,262
Texas Instruments, Inc.                                 6,600          312,675
Xilinx, Inc.*                                           1,900           87,637
                                                                  ------------
                                                                     3,785,148
                                                                  ------------
Fiber Optics (0.25%)
JDS Uniphase Corp.*                                     2,400          100,050
                                                                  ------------
Finance (4.40%)
Citigroup, Inc.                                        35,033        1,788,873
                                                                  ------------
Insurance (4.28%)
American International Group, Inc.                      3,100          305,544
Hartford Financial Services Group, Inc. (The)           5,400          381,375
Lincoln National Corp.                                  5,200          246,025
Marsh & McLennan Cos., Inc.                             1,300          152,100
St. Paul Cos., Inc. (The)                               5,600          304,150
Torchmark Corp.                                         4,200          161,437
XL Capital Ltd. (Class A)                               2,200          192,225
                                                                  ------------
                                                                     1,742,856
                                                                  ------------
Leisure (0.48%)
Disney (Walt) Co. (The)                                 6,700          193,881
                                                                  ------------
Machinery (0.56%)
Ingersoll-Rand Co.                                      5,400          226,125
                                                                  ------------
Media (3.15%)
AT&T Corp. - Liberty Media Group*                      12,900          174,956
Clear Channel Communications, Inc.*                     4,700          227,656
Infinity Broadcasting Corp. (Class A)*                  4,900          136,894
Time Warner, Inc.                                       3,000          156,720
Viacom, Inc. (Class B)*                                12,507          584,702
                                                                  ------------
                                                                     1,280,928
                                                                  ------------

Medical (18.01%)
Abbott Laboratories                                     7,900          382,656
Allergan, Inc.                                          3,200          309,800
ALZA Corp.*                                             5,400          229,500
American Home Products Corp.                            5,700          362,235
Baxter International, Inc.                              5,900          521,044
Bristol-Myers Squibb Co.                               12,900          953,794
Johnson & Johnson                                       8,800          924,550
Lilly (Eli) & Co.                                       1,300          120,981
Merck & Co., Inc.                                      14,100        1,320,113
Pfizer, Inc.                                           32,100        1,476,600
Pharmacia Corp.                                         4,700          286,700
Schering-Plough Corp.                                   4,800          272,400
St. Jude Medical, Inc. *                                2,700          165,881
                                                                  ------------
                                                                     7,326,254
                                                                  ------------
Mortgage Banking (1.68%)
Fannie Mae                                              7,900          685,325
                                                                  ------------
Office (0.46%)
Avery Dennison Corp.                                    3,400          186,575
                                                                  ------------
Oil & Gas (7.40%)
Apache Corp.                                            3,300          231,206
Chevron Corp.                                           2,900          244,869
El Paso Energy Corp.                                    6,300          451,238
Exxon Mobil Corp.                                      14,112        1,226,862
Kerr-McGee Corp.                                        2,400          160,650
Royal Dutch Petroleum Co., American Depositary
Receipt (Netherlands)                                   8,900          539,006
USX - Marathon Group                                    5,600          155,400
                                                                  ------------
                                                                     3,009,231
                                                                  ------------
Paper & Paper Products (0.62%)
Kimberly-Clark Corp.                                    3,600          254,484
                                                                  ------------
Retail (6.45%)
CVS Corp.                                               3,800          227,762
Home Depot, Inc. (The)                                  8,100          370,069
Intimate Brands, Inc.                                   4,500           67,500
Kohl's Corp.*                                           7,800          475,800
Limited, Inc. (The)                                     7,100          121,144
Lowe's Cos., Inc.                                       6,200          275,900
RadioShack Corp.                                        3,500          149,844
TJX Cos., Inc.                                          8,800          244,200
Wal-Mart Stores, Inc.                                  13,000          690,625
                                                                  ------------
                                                                     2,622,844
                                                                  ------------
Soap & Cleaning Preparations (0.38%)
Procter & Gamble Co. (The)                              2,000          156,875
                                                                  ------------
Telecommunications (4.37%)
Comverse Technology, Inc.*                              1,500          162,937
Corning, Inc.                                           4,200          221,812
Nortel Networks Corp. (Canada)                         12,200          391,163
Qwest Communications International, Inc.*               9,100          373,100
Sprint Corp.                                            7,900          160,469
Sprint PCS*                                             3,500           71,531
Verizon Communications, Inc.                            7,900          395,988
                                                                  ------------
                                                                     1,777,000
                                                                  ------------
Tobacco (0.72%)
Philip Morris Cos., Inc.                                6,700          294,800
                                                                  ------------
Utilities (5.09%)
BellSouth Corp.                                         4,300          176,031
Dominion Resources, Inc.                                5,500          368,500
Duke Energy Corp.                                       6,900          588,225
Exelon Corp.                                            4,900          344,029
SBC Communications, Inc.                               12,400          592,100
                                                                  ------------
                                                                     2,068,885
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $36,110,454)                                    (98.24%)      39,953,798
                                                                  ------------

                                         INTEREST      PAR VALUE
                                           RATE     (000s OMITTED)
                                         --------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.79%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S.  Treasury
Bonds, 6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B           5.95%         $730          730,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      735
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (1.79%)         730,735
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.03%)      40,684,533
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.03%)         (11,983)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $40,672,550
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. 500 Index Fund on December 31, 2000. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Advertising (0.23%)
Interpublic Group of Companies, Inc. (The)                629          $26,772
Omnicom Group, Inc.                                       362           30,001
                                                                  ------------
                                                                        56,773
                                                                  ------------
Aerospace (1.19%)
Boeing Co. (The)                                        1,817          119,922
General Dynamics Corp.                                    407           31,746
Goodrich (B.F.) Co. (The)                                 208            7,566
Lockheed Martin Corp.                                     881           29,910
Northrop Grumman Corp.                                    147           12,201
Raytheon Co. (Class B)                                    695           21,588
United Technologies Corp.                                 958           75,323
                                                                  ------------
                                                                       298,256
                                                                  ------------
Automobile/Trucks (0.77%)
Cummins Engine Co., Inc.                                   85            3,225
Dana Corp.                                                302            4,624
Delphi Automotive Systems Corp.                         1,145           12,881
Eaton Corp.                                               143           10,752
Ford Motor Co.                                          3,833           89,836
General Motors Corp.                                    1,155           58,833
PACCAR, Inc.                                              156            7,683
Ryder System, Inc.                                        122            2,028
Visteon Corp.                                             268            3,082
                                                                  ------------
                                                                       192,944
                                                                  ------------
Banks - United States (5.60%)
AmSouth Bancorp.                                          768           11,712
Bank of America Corp.                                   3,329          152,718
Bank of New York Co., Inc.                              1,514           83,554
Bank One Corp.                                          2,366           86,655
BB&T Corp.                                                811           30,260
Chase Manhattan Corp.                                   2,680          121,772
Comerica, Inc.                                            321           19,059
Fifth Third Bancorp                                       945           56,464
First Union Corp.                                       2,003           55,708
Firstar Corp.                                           1,943           45,175
FleetBoston Financial Corp.                             1,851           69,528
Huntington Bancshares, Inc.                               513            8,304
KeyCorp.                                                  871           24,388
Mellon Financial Corp.                                    998           49,089
Morgan (J.P.) & Co., Inc.                                 327           54,118
National City Corp.                                     1,244           35,765
Northern Trust Corp.                                      454           37,029
Old Kent Financial Corp.                                  283           12,381
PNC Bank Corp.                                            591           43,180
Regions Financial Corp.                                   453           12,373
SouthTrust Corp.                                          344           13,997
State Street Corp.                                        330           40,989
Summit Bancorp.                                           357           13,633
SunTrust Banks, Inc.                                      606           38,178
Synovus Financial Corp.                                   581           15,651
U.S. Bancorp                                            1,540           44,949
Union Planters Corp.                                      276            9,867
Wachovia Corp.                                            416           24,180
Wells Fargo Co.                                         3,496          194,684
                                                                  ------------
                                                                     1,405,360
                                                                  ------------
Beverages (2.28%)
Anheuser-Busch Cos., Inc.                               1,845           83,947
Brown-Forman Corp.                                        140            9,310
Coca-Cola Co. (The)                                     5,072          309,075
Coca-Cola Enterprises, Inc.                               855           16,245
Coors (Adolph) Co. (Class B)                               75            6,023
PepsiCo, Inc.                                           2,952          146,309
                                                                  ------------
                                                                       570,909
                                                                  ------------
Broker Services (1.67%)
Bear Stearns Cos., Inc.                                   218           11,050
Lehman Brothers Holdings, Inc.                            488           33,001
Merrill Lynch & Co., Inc.                               1,657          112,987
Morgan Stanley Dean Witter & Co.                        2,292          181,641
Schwab (Charles) Corp.                                  2,830           80,301
                                                                  ------------
                                                                       418,980
                                                                  ------------
Building (0.57%)
Black & Decker Corp.                                      166            6,515
Centex Corp.                                              121            4,545
Danaher Corp.                                             290           19,829
Fluor Corp.                                               155            5,125
Georgia-Pacific Corp.                                     460           14,317
Kaufman & Broad Home Corp.                                 88            2,964
Louisiana-Pacific Corp.                                   213            2,157
Masco Corp.                                               913           23,453
Pulte Corp.                                                83            3,502
Sherwin-Williams Co.                                      328            8,631
Snap-on, Inc.                                             119            3,317
Stanley Works (The)                                       176            5,489
Vulcan Materials Co.                                      207            9,910
Weyerhauser Co.                                           448           22,736
Willamette Industries, Inc.                               223           10,467
                                                                  ------------
                                                                       142,957
                                                                  ------------
Business Services - Misc. (0.40%)
Block, H & R, Inc.                                        187            7,737
Cendant Corp. *                                         1,491           14,351
Convergys Corp.*                                          315           14,273
Equifax, Inc.                                             290            8,319
Moody's Corp.                                             332            8,528
Paychex, Inc.                                             761           37,004
Robert Half International, Inc.                           363            9,620
                                                                  ------------
                                                                        99,832
                                                                  ------------
Chemicals (0.65%)
Air Products & Chemicals, Inc.                            469           19,229
Dow Chemical Co.                                        1,388           50,835
Eastman Chemical Co.                                      157            7,654
Engelhard Corp.                                           261            5,318
FMC Corp. *                                                62            4,445
Great Lakes Chemical Corp.                                103            3,830
Hercules, Inc.                                            220            4,194
PPG Industries, Inc.                                      345           15,978
Praxair, Inc.                                             324           14,378
Rohm & Haas Co.                                           449           16,304
Sigma-Aldrich Corp.                                       158            6,211
Union Carbide Corp.                                       276           14,852
                                                                  ------------
                                                                       163,228
                                                                  ------------
Computers (12.22%)
Adaptec, Inc.*                                            202            2,070
Adobe Systems, Inc.                                       492           28,628
Apple Computer, Inc. *                                    665            9,892
Autodesk, Inc.                                            118            3,179
Automatic Data Processing, Inc.                         1,291           81,736
BMC Software, Inc.*                                       502            7,028
Cabletron Systems, Inc.*                                  377            5,679
Ceridian Corp.*                                           298            5,941
Cisco Systems, Inc.*                                   14,719          563,002
Citrix Systems, Inc.*                                     379            8,527
Compaq Computer Corp.                                   3,477           52,329
Computer Associates International, Inc.                 1,187           23,146
Computer Sciences Corp.*                                  344           20,683
Compuware Corp.*                                          747            4,669
Dell Computer Corp.*                                    5,291           92,262
Electronic Data Systems Corp.                             956           55,209
EMC Corp.*                                              4,475          297,587
First Data Corp.                                          808           42,571
Gateway 2000, Inc.*                                       661           11,891
Hewlett-Packard Co.                                     4,044          127,639
IMS Health, Inc.                                          601           16,227
International Business Machines Corp.                   3,588          304,980
Intuit, Inc.*                                             422           16,643
Lexmark International Group, Inc. (Class A)*              260           11,521
Mercury Interactive Corp.*                                165           14,891
Microsoft Corp.*                                       10,905          473,004
NCR Corp.*                                                197            9,678
Network Appliance, Inc.*                                  646           41,495
Novell, Inc.*                                             671            3,502
Oracle Corp.*                                          11,448          332,708
Palm, Inc.*                                             1,157           32,758
Parametric Technology Corp.*                              557            7,485
PeopleSoft, Inc.*                                         584           21,718
Sabre Holdings Corp.*                                     264           11,385
Sapient Corp.*                                            248            2,961
Siebel Systems, Inc.*                                     878           59,375
Sun Microsystems, Inc.*                                 6,585          183,557
Unisys Corp.*                                             640            9,360
VERITAS Software Corp.*                                   798           69,825
                                                                  ------------
                                                                     3,066,741
                                                                  ------------
Consumer Products - Misc. (0.00%)
American Greetings Corp. (Class A)                        130            1,227
                                                                  ------------
Containers (0.06%)
Ball Corp.                                                 58            2,672
Bemis Co., Inc.                                           109            3,658
Pactiv Corp.*                                             323            3,997
Sealed Air Corp. *                                        171            5,216
                                                                  ------------
                                                                        15,543
                                                                  ------------
Cosmetics & Personal Care (0.44%)
Alberto Culver Co. (Class B)                              114            4,881
Avon Products, Inc.                                       487           23,315
Gillette Co.                                            2,154           77,813
International Flavors & Fragrances, Inc.                  200            4,062
                                                                  ------------
                                                                       110,071
                                                                  ------------
Diversified Operations (2.34%)
Crane Co.                                                 123            3,498
Du Pont (E.I.) De Nemours & Co.                         2,133          103,051
Fortune Brands, Inc.                                      316            9,480
Honeywell International, Inc.                           1,631           77,167
Illinois Tool Works, Inc.                                 618           36,810
ITT Industries, Inc.                                      180            6,975
Johnson Controls, Inc.                                    176            9,152
Loews Corp.                                               202           20,920
Minnesota Mining & Manufacturing Co.                      807           97,243
National Service Industries, Inc.                          84            2,158
Textron, Inc.                                             291           13,532
TRW, Inc.                                                 254            9,843
Tyco International Ltd.                                 3,577          198,524
                                                                  ------------
                                                                       588,353
                                                                  ------------
Electronics (9.21%)
Advanced Micro Devices, Inc.*                             641            8,854
Agilent Technologies, Inc.*                               926           50,698
Altera Corp.*                                             811           21,339
American Power Conversion Corp.*                          398            4,925
Analog Devices, Inc.*                                     731           37,418
Applied Materials, Inc.*                                1,659           63,353
Broadcom Corp. (Class A)*                                 481           40,644
Conexant Systems, Inc.*                                   466            7,165
Emerson Electric Co.                                      874           68,882
General Electric Co.                                   20,265          971,453
Grainger (W.W.), Inc.                                     192            7,008
Intel Corp.                                            13,764          416,361
KLA-Tencor Corp.*                                         380           12,801
Linear Technology Corp.                                   648           29,970
LSI Logic Corp.*                                          653           11,160
Maxim Integrated Products, Inc.*                          581           27,779
Micron Technology, Inc.                                 1,160           41,180
Molex Inc.                                                400           14,200
Motorola, Inc.                                          4,467           90,457
National Semiconductor Corp.*                             365            7,346
Novellus Systems, Inc.*                                   269            9,667
Parker- Hannifin Corp.                                    238           10,502
PerkinElmer, Inc.                                         102           10,710
Power-One, Inc.*                                          161            6,329
QLogic Corp.*                                             187           14,399
Rockwell International Corp.                              375           17,859
Sanmina Corp.*                                            310           23,754
Solectron Corp.*                                        1,302           44,138
Tektronix, Inc.                                           193            6,502
Teradyne, Inc.*                                           357           13,298
Texas Instruments, Inc.                                 3,538          167,613
Thomas & Betts Corp.                                      119            1,926
Vitesse Semiconductor Corp.*                              367           20,300
Xilinx, Inc.*                                             674           31,088
                                                                  ------------
                                                                     2,311,078
                                                                  ------------
Fiber Optics (0.72%)
Corning, Inc.                                           1,881           99,340
JDS Uniphase Corp.*                                     1,966           81,958
                                                                  ------------
                                                                       181,298
                                                                  ------------

Finance (4.09%)
American Express Co.                                    2,720          149,430
Capital One Financial Corp.                               403           26,522
Charter One Financial, Inc.                               425           12,272
CIT Group, Inc. (The) (Class A)                           536           10,787
Citigroup, Inc.                                        10,281          524,974
Franklin Resources, Inc.                                  498           18,974
Golden West Financial Corp.                               324           21,870
Household International, Inc.                             963           52,965
MBNA Corp.                                              1,742           64,345
Price (T. Rowe) Associates, Inc.                          248           10,482
Providian Financial Corp.                                 585           33,638
Stilwell Financial, Inc.                                  455           17,944
USA Education, Inc.                                       336           22,848
Washington Mutual, Inc.                                 1,103           58,528
                                                                  ------------
                                                                     1,025,579
                                                                  ------------
Food (1.42%)
Archer-Daniels-Midland Co.                              1,295           19,425
Campbell Soup Co.                                         861           29,812
ConAgra, Inc.                                           1,091           28,366
General Mills, Inc.                                       578           25,757
Heinz (H.J.) Co.                                          709           33,633
Hershey Foods Corp.                                       278           17,896
Kellogg Co.                                               830           21,787
Quaker Oats Co.                                           268           26,097
Ralston Purina Group                                      628           16,407
Sara Lee Corp.                                          1,705           41,879
Unilever NV, American Depositary Receipts  (ADR)
(Netherlands)                                           1,169           73,574
Wrigley (WM) Jr. Co.                                      231           22,133
                                                                  ------------
                                                                       356,766
                                                                  ------------
Furniture (0.03%)
Leggett & Platt, Inc.                                     401            7,594
                                                                  ------------
Household (0.11%)
Maytag Corp.                                              157            5,073
Newell Rubbermaid, Inc.                                   545           12,399
Tupperware Corp.                                          118            2,412
Whirlpool Corp.                                           136            6,486
                                                                  ------------
                                                                        26,370
                                                                  ------------
Instruments - Scientific (0.23%)
Applera Corp. - Applied Biosystems Group                  430           40,447
Millipore Corp.                                            95            5,985
Thermo Electron Corp.*                                    368           10,948
                                                                  ------------
                                                                        57,380
                                                                  ------------
Insurance (4.15%)
Aetna, Inc.                                               289           11,867
AFLAC, Inc.                                               542           39,126
Allstate Corp. (The)                                    1,496           65,169
Ambac Financial Group, Inc.                               215           12,537
American General Corp.                                    514           41,891
American International Group, Inc.                      4,761          469,256
Aon Corp.                                                 524           17,947
Chubb Corp. (The)                                         358           30,967
CIGNA Corp.                                               314           41,542
Cincinnati Financial Corp.                                329           13,016
Conseco, Inc.                                             665            8,770
Hartford Financial Services Group, Inc. (The)             461           32,558
Jefferson Pilot Corp.                                     211           15,772
Lincoln National Corp.                                    392           18,546
Marsh & McLennan Cos., Inc.                               563           65,871
MBIA, Inc.                                                201           14,899
MetLife, Inc.                                           1,564           54,740
MGIC Investment Corp.                                     218           14,701
Progressive Corp.                                         150           15,544
SAFECO Corp.                                              261            8,580
St. Paul Cos., Inc. (The)                                 445           24,169
Torchmark Corp.                                           258            9,917
UnumProvident Corp.                                       493           13,249
                                                                  ------------
                                                                     1,040,634
                                                                  ------------
Internet Services (0.83%)
America Online, Inc.*                                   4,777          166,240
BroadVision, Inc.*                                        550            6,497
Yahoo! Inc.*                                            1,142           34,456
                                                                  ------------
                                                                       207,193
                                                                  ------------
Leisure (1.10%)
Brunswick Corp.                                           179            2,942
Carnival Corp. (Class A)                                1,195           36,821
Disney (Walt) Co., (The)                                4,263          123,361
Eastman Kodak Co.                                         614           24,176
Harley-Davidson, Inc.                                     620           24,645
Harrah's Entertainment, Inc. *                            239            6,304
Hasbro, Inc.                                              352            3,740
Hilton Hotels Corp.                                       753            7,906
Marriott International, Inc. (Class A)                    491           20,745
Mattel, Inc.                                              873           12,606
Starwood Hotels & Resorts Worldwide, Inc.                 395           13,924
                                                                  ------------
                                                                       277,170
                                                                  ------------
Machinery (0.38%)
Briggs & Stratton Corp.                                    44            1,952
Caterpiller Tractor, Inc.                                 703           33,261
Cooper Industries, Inc.                                   191            8,774
Deere & Co.                                               480           21,990
Dover Corp.                                               415           16,833
Ingersoll-Rand Co.                                        328           13,735
                                                                  ------------
                                                                        96,545
                                                                  ------------
Media (2.19%)
Clear Channel Communications, Inc.*                     1,196           57,931
Comcast Corp.                                           1,846           77,070
Dow Jones & Co., Inc.                                     179           10,136
Gannett Co., Inc.                                         539           33,991
Harcourt General, Inc.                                    150            8,580
Knight-Ridder, Inc.                                       150            8,531
McGraw-Hill Cos., Inc. (The)                              400           23,450
Meredith Corp.                                            102            3,283
New York Times Co. (Class A)                              333           13,341
Time Warner, Inc.                                       2,715          141,832
Tribune Co.                                               618           26,111
Viacom, Inc. (Class B)*                                 3,094          144,645
                                                                  ------------
                                                                       548,901
                                                                  ------------
Medical (13.36%)
Abbott Laboratories                                     3,163          153,208
Allergan, Inc.                                            269           26,043
ALZA Corp.*                                               484           20,570
American Home Products Corp.                            2,680          170,314
Amgen, Inc.*                                            2,113          135,100
Bard (C.R.), Inc.                                         104            4,842
Bausch & Lomb, Inc.                                       109            4,408
Baxter International, Inc.                                602           53,164
Becton, Dickinson & Co.                                   518           17,936
Biogen, Inc.*                                             303           18,199
Biomet, Inc.                                              365           14,486
Boston Scientific Corp.*                                  829           11,347
Bristol-Myers Squibb Co.                                3,999          295,676
Cardinal Health, Inc.                                     571           56,886
Chiron Corp. *                                            392           17,444
Forest Laboratories, Inc.*                                179           23,785
Guidant Corp.                                             629           33,927
HCA-The Healthcare Co.                                  1,130           49,731
HEALTHSOUTH Corp.*                                        790           12,887
Humana, Inc.*                                             346            5,276
Johnson & Johnson                                       2,843          298,693
King Pharmaceuticals, Inc.*                               345           17,832
Lilly (Eli) & Co.                                       2,305          214,509
Manor Care, Inc.*                                         210            4,331
McKesson HBOC, Inc.                                       581           20,852
MedImmune, Inc.*                                          431           20,553
Medtronic, Inc.                                         2,457          148,341
Merck & Co., Inc.                                       4,716          441,535
Pall Corp.                                                252            5,371
Pfizer Inc.                                            12,903          593,538
Pharmacia Corp.                                         2,638          160,918
Quintiles Transnational Corp.*                            236            4,941
Schering-Plough Corp.                                   2,990          169,683
St. Jude Medical, Inc. *                                  174           10,690
Stryker Corp.                                             400           20,236
Tenet Healthcare Corp.*                                   648           28,796
UnitedHealth Group, Inc.                                  652           40,017
Watson Pharmaceutical, Inc.*                              210           10,749
Wellpoint Health Networks, Inc.*                          128           14,752
                                                                  ------------
                                                                     3,351,566
                                                                  ------------
Metal (0.52%)
Alcan Aluminium Ltd. (Canada)                             661           22,598
Alcoa Inc.                                              1,769           59,261
Barrick Gold Corp. (Canada)                               810           13,268
Freeport-McMoran Copper & Gold, Inc. (Class B)*           304            2,603
Homestake Mining Co.                                      538            2,253
Inco, Ltd. (Canada)                                       372            6,235
Newmont Mining Corp.                                      344            5,869
Phelps Dodge Corp.                                        161            8,986
Placer Dome, Inc. (Canada)                                670            6,449
Timken Co. (The)                                          123            1,860
Worthington Industries, Inc.                              175            1,411
                                                                  ------------
                                                                       130,793
                                                                  ------------
Mortgage Banking (1.15%)
Countrywide Credit Industries, Inc.                       234           11,758
Fannie Mae                                              2,060          178,705
Freddie Mac                                             1,422           97,940
                                                                  ------------
                                                                       288,403
                                                                  ------------
Office (0.16%)
Avery Dennison Corp.                                      226           12,402
Deluxe Corp.                                              148            3,740
Pitney Bowes, Inc.                                        516           17,093
Xerox Corp.                                             1,365            6,313
                                                                  ------------
                                                                        39,548
                                                                  ------------
Oil & Gas (6.92%)
Amerada Hess Corp.                                        181           13,224
Anadarko Petroleum Corp.                                  509           36,180
Apache Corp.                                              253           17,726
Ashland, Inc.                                             143            5,132
Baker Hughes, Inc.                                        679           28,221
Burlington Resources, Inc.                                440           22,220
Chevron Corp.                                           1,313          110,866
Coastal Corp. (The)                                       440           38,857
Conoco, Inc. (Class B)                                  1,275           36,895
Devon Energy Corp.                                        262           15,974
El Paso Energy Corp.                                      475           34,022
Enron Corp.                                             1,527          126,932
EOG Resources, Inc.                                       239           13,070
Exxon Mobil Corp.                                       7,109          618,039
Halliburton Co.                                           905           32,806
Kerr-McGee Corp.                                          193           12,919
McDermott International, Inc.                             124            1,333
Nabors Industries, Inc.*                                  301           17,804
Occidental Petroleum Corp.                                755           18,309
Phillips Petroleum Co.                                    522           29,689
Rowan Cos., Inc.*                                         193            5,211
Royal Dutch Petroleum Co. (ADR) (Netherlands)           4,385          265,567
Schlumberger Ltd.                                       1,171           93,607
Sunoco, Inc.                                              174            5,862
Texaco, Inc.                                            1,125           69,891
Tosco Corp.                                               296           10,046
Transocean Sedco Forex, Inc.                              431           19,826
Unocal Corp.                                              497           19,228
USX - Marathon Group                                      635           17,621
                                                                  ------------
                                                                     1,737,077
                                                                  ------------
Paper & Paper Products (0.56%)
Boise Cascade Corp.                                       117            3,934
International Paper Co.                                   984           40,159
Kimberly-Clark Corp.                                    1,092           77,193
Mead Corp. (The)                                          206            6,463
Potlatch Corp.                                             58            1,947
Temple-Inland, Inc.                                       101            5,416
Westvaco Corp.                                            206            6,013
                                                                  ------------
                                                                       141,125
                                                                  ------------
Pollution Control (0.16%)
Allied Waste Industries, Inc.*                            402            5,854
Waste Management, Inc.                                  1,271           35,270
                                                                  ------------
                                                                        41,124
                                                                  ------------
Printing - Commercial (0.03%)
Donnelley (R.R.) & Sons                                   250            6,750
                                                                  ------------
Retail (6.32%)
Albertson's, Inc.                                         861           22,816
AutoZone, Inc.*                                           261            7,438
Bed Bath & Beyond, Inc.*                                  579           12,955
Best Buy Co., Inc.*                                       425           12,564
Circuit City Stores-Circuit City Group                    420            4,830
Consolidated Stores Corp.*                                228            2,422
Costco Wholesale Corp.                                    915           36,543
CVS Corp.                                                 801           48,010
Darden Restaurants, Inc.                                  244            5,581
Dillards, Inc.                                            188            2,221
Dollar General Corp.                                      674           12,722
Federated Department Stores, Inc. *                       413           14,455
Gap, Inc. (The)                                         1,738           44,319
Genuine Parts Co.                                         354            9,270
Home Depot, Inc. (The)                                  4,736          216,376
Kmart Corp.*                                              989            5,254
Kohl's Corp.*                                             678           41,358
Kroger Co.*                                             1,683           45,546
Limited, Inc. (The)                                       870           14,844
Longs Drug Stores Corp.                                    76            1,833
Lowe's Cos., Inc.                                         783           34,843
May Department Stores                                     609           19,945
McDonald's Corp.                                        2,682           91,188
Nordstrom, Inc.                                           264            4,802
Office Depot, Inc.*                                       609            4,339
Penney (J. C.) Co., Inc.                                  536            5,829
RadioShack Corp.                                          380           16,269
Reebok International Ltd. *                               117            3,199
Safeway, Inc.*                                          1,025           64,063
Sears, Roebuck & Co.                                      683           23,734
Staples, Inc.*                                            929           10,974
Starbucks Corp.*                                          383           16,948
SUPERVALU, Inc.                                           271            3,760
SYSCO Corp.                                             1,367           41,010
Target Corp.                                            1,832           59,082
Tiffany & Co.                                             298            9,424
TJX Cos., Inc.                                            575           15,956
Toys "R" Us, Inc.*                                        417            6,959
Tricon Global Restaurants, Inc. *                         299            9,867
Walgreen Co.                                            2,072           86,636
Wal-Mart Stores, Inc.                                   9,135          485,297
Wendy's International, Inc.                               233            6,116
Winn-Dixie Stores, Inc.                                   285            5,522
                                                                  ------------
                                                                     1,587,119
                                                                  ------------
Rubber - Tires & Misc. (0.04%)
Cooper Tire & Rubber Co.                                  148            1,572
Goodyear Tire & Rubber Co. (The)                          322            7,403
                                                                  ------------
                                                                         8,975
                                                                  ------------
Shoes & Related Apparel (0.12%)
Nike, Inc. (Class B)                                      552           30,809
                                                                  ------------
Soap & Cleaning Preparations (1.25%)
Clorox Co.                                                482           17,111
Colgate-Palmolive Co.                                   1,170           75,523
Ecolab, Inc.                                              260           11,229
Proctor & Gamble Co. (The)                              2,666          209,114
                                                                  ------------
                                                                       312,977
                                                                  ------------
Steel (0.05%)
Allegheny Technologies, Inc.                              164            2,603
Nucor Corp.                                               159            6,310
USX-U.S. Steel Group, Inc.                                182            3,276
                                                                  ------------
                                                                        12,189
                                                                  ------------
Telecommunications (7.46%)
ADC Telecommunications, Inc.*                           1,579           28,619
ALLTEL Corp.                                              639           39,898
Andrew Corp.*                                             166            3,610
AT&T Corp.                                              7,676          132,891
Avaya, Inc.*                                              569            5,868
BellSouth Corp.                                         3,821          156,422
CenturyTel, Inc.                                          288           10,296
Comverse Technology, Inc.*                                337           36,607
Global Crossing Ltd.* (Bermuda)                         1,811           25,920
Lucent Technologies, Inc.                               6,830           92,205
Nextel Communications, Inc. (Class A)*                  1,558           38,560
Nortel Networks Corp. (Canada)                          6,335          203,116
QUALCOMM, Inc.*                                         1,529          125,665
Qwest Communications International, Inc.*               3,387          138,867
SBC Communications, Inc.                                6,923          330,573
Scientific-Atlanta, Inc.                                  330           10,746
Sprint Corp.                                            1,809           36,745
Sprint PCS*                                             1,907           38,974
Symbol Technologies, Inc.                                 299           10,764
Tellabs, Inc.*                                            840           47,460
Verizon Communications, Inc.                            5,520          276,690
WorldCom, Inc.*                                         5,888           82,432
                                                                  ------------
                                                                     1,872,928
                                                                  ------------
Textile (0.05%)
Liz Claiborne, Inc.                                       106            4,412
VF Corp.                                                  233            8,444
                                                                  ------------
                                                                        12,856
                                                                  ------------
Tobacco (0.83%)
Philip Morris Cos., Inc.                                4,547          200,068
UST, Inc.                                                 333            9,345
                                                                  ------------
                                                                       209,413
                                                                  ------------
Transport (0.64%)
AMR Corp.*                                                308           12,070
Burlington Northern Santa Fe Corp.                        807           22,848
CSX Corp.                                                 444           11,516
Delta Air Lines, Inc.                                     251           12,597
FedEx Corp.*                                              583           23,297
Navistar International Corp. *                            121            3,169
Norfolk Southern Corp.                                    785           10,450
Southwest Airlines Co.                                  1,026           34,402
Union Pacific Corp.                                       507           25,730
US Airways Group, Inc.*                                   137            5,557
                                                                  ------------
                                                                       161,636
                                                                  ------------
Utilities (2.98%)
AES Corp. (The)*                                          938           51,942
Allegheny Energy, Inc.                                    226           10,890
Ameren Corp.                                              281           13,014
American Electric Power Co., Inc.                         659           30,643
Calpine Corp.*                                            576           25,956
Cinergy Corp.                                             325           11,416
CMS Energy Corp.                                          247            7,827
Consolidated Edison, Inc.                                 434           16,709
Constellation Energy Group, Inc.                          308           13,879
Dominion Resources, Inc.                                  489           32,763
DTE Energy Co.                                            292           11,370
Duke Energy Corp.                                         754           64,278
Dynegy, Inc. (Class A)                                    661           37,057
Edison International                                      666           10,406
Entergy Corp.                                             456           19,294
Exelon Corp.                                              651           45,707
FirstEnergy Corp. *                                       461           14,550
FPL Group, Inc.                                           362           25,973
GPU, Inc.                                                 248            9,129
KeySpan Corp.                                             275           11,653
Kinder Morgan, Inc.                                       234           12,212
Massey Energy Co.                                         155            1,976
Niagara Mohawk Holdings, Inc.*                            328            5,474
NICOR, Inc.                                                93            4,016
NiSource, Inc.                                            417           12,823
ONEOK, Inc.                                                60            2,888
Peoples Energy Corp.                                       72            3,222
PG&E Corp.                                                792           15,840
Pinnacle West Capital Corp.                               173            8,239
PPL Corp.                                                 296           13,376
Progress Energy, Inc.                                     420           20,659
Public Service Enterprise Group, Inc.                     438           21,298
Reliant Energy, Inc.                                      603           26,117
Sempra Energy                                             418            9,719
Southern Co.                                            1,382           45,952
TXU Corp.                                                 528           23,397
Williams Cos., Inc. (The)                                 900           35,944
Xcel Energy, Inc.                                         697           20,257
                                                                  ------------
                                                                       747,865
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $16,676,006)                                    (95.48%)      23,960,835
                                                    ---------     ------------

                                       INTEREST     PAR VALUE
                                         RATE    (000s OMITTED)
                                       --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.47%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01(Secured by  U.S. Treasury
Bonds 10.750% and 13.875% due 02-15-03
and 05-15-11) - Note B                    5.95%        $1,121       $1,121,000
                                                    ---------     ------------
TOTAL SHORT-TERM INVESTMENTS                           (4.47%)       1,121,000
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (99.95%)      25,081,835
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.05%)          12,188
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $25,094,023
                                                    =========     ============


* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Large Cap Growth Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Large Cap Growth Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
Banks - United States (2.94%)
State Street Corp.                                      1,520         $188,799
Wells Fargo & Co.                                       3,115          173,467
                                                                  ------------
                                                                       362,266
                                                                  ------------
Broker Services (0.61%)
Schwab (Charles) Corp. (The)                            2,649           75,165
                                                                  ------------
Business Services - Misc. (0.53%)
Paychex, Inc.                                           1,350           65,644
                                                                  ------------
Computers (22.85%)
Adobe Systems, Inc.                                     1,900          110,556
BEA Systems, Inc.*                                      2,550          171,647
Brocade Communications Systems, Inc.*                   1,300          119,356
Cisco Systems, Inc.*                                   13,100          501,075
Compaq Computer Corp.                                   7,720          116,186
EMC Corp.*                                              6,536          434,644
Juniper Networks, Inc.*                                 1,150          144,972
Oracle Corp.*                                          15,200          441,750
Palm, Inc.*                                             3,050           86,353
Redback Networks, Inc.*                                 1,000           41,000
Sun Microsystems, Inc.*                                11,050          308,019
VeriSign, Inc.*                                         1,200           89,025
VERITAS Software Corp.*                                 2,050          179,375
Yahoo! Inc.*                                            2,250           67,887
                                                                  ------------
                                                                     2,811,845
                                                                  ------------
Diversified Operations (8.33%)
General Electric Co.                                   12,170          583,399
Tyco International Ltd.                                 7,942          440,781
                                                                  ------------
                                                                     1,024,180
                                                                  ------------
Electronics (4.87%)
Altera Corp.*                                           3,800           99,988
Analog Devices, Inc.*                                   1,807           92,496
Broadcom Corp. (Class A)*                               1,600          134,400
Flextronics International Ltd. (Singapore)*             3,700          105,450
PMC-Sierra, Inc.*                                         800           62,900
Xilinx, Inc.*                                           2,250          103,781
                                                                  ------------
                                                                       599,015
                                                                  ------------
Fiber Optics (4.14%)
CIENA Corp.*                                            1,600          130,000
JDS Uniphase Corp.*                                     3,200          133,400
SDL, Inc.*                                                500           74,094
Sycamore Networks, Inc.*                                2,600           96,850
TyCom, Ltd. (Bermuda)*                                  3,345           74,844
                                                                  ------------
                                                                       509,188
                                                                  ------------
Finance (4.16%)
Citigroup, Inc.                                         6,149          313,983
MBNA Corp.                                              5,346          197,468
                                                                  ------------
                                                                       511,451
                                                                  ------------
Instruments - Scientific (2.01%)
Applera Corp. - Applied Biosystems Group                1,098          103,281
Waters Corp.*                                           1,723          143,870
                                                                  ------------
                                                                       247,151
                                                                  ------------
Insurance (3.16%)
AFLAC, Inc.                                             1,513          109,220
American International Group, Inc.                      2,834          279,326
                                                                  ------------
                                                                       388,546
                                                                  ------------
Media (3.64%)
Clear Channel Communications, Inc.*                     3,142          152,191
Time Warner, Inc.                                       5,668          296,096
                                                                  ------------
                                                                       448,287
                                                                  ------------
Medical (21.53%)
Cardinal Health, Inc.                                   3,216          320,394
Genentech, Inc.*                                        2,056          167,564
Johnson & Johnson                                       2,408          252,991
Medtronic, Inc.                                         6,668          402,580
Merck & Co., Inc.                                       4,428          414,572
Millennium Pharmaceuticals, Inc.*                       1,800          111,375
Pfizer, Inc.                                           14,080          647,680
Pharmacia Corp.                                         5,446          332,206
                                                                  ------------
                                                                     2,649,362
                                                                  ------------
Mortgage Banking (1.24%)
Fannie Mae                                              1,765          153,114
                                                                  ------------
Retail (7.51%)
Bed Bath & Beyond, Inc.*                                4,600          102,925
Home Depot, Inc. (The)                                  8,490          387,887
Wal-Mart Stores, Inc.                                   8,153          433,128
                                                                  ------------
                                                                       923,940
                                                                  ------------
Telecommunications (11.11%)
American Tower Corp. (Class A)*                         3,120          118,170
Comverse Technology, Inc.*                              1,450          157,506
Corning, Inc.                                           4,703          248,377
McLeodUSA, Inc. (Class A)*                              5,450           76,981
Nokia Corp., American Depositary Receipts
(Finland)                                               7,477          325,249
Nortel Networks Corp.                                   6,896          221,103
Scientific-Atlanta, Inc.                                2,207           71,865
Verizon Communications, Inc.                            2,942          147,468
                                                                  ------------
                                                                     1,366,719
                                                                  ------------
Utilities (1.03%)
AES Corp. (The)*                                        2,292          126,920
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $12,655,003)                                     (99.66%)     12,262,793
                                                                  ------------

                                       INTEREST     PAR VALUE
                                         RATE    (000s OMITTED)
                                       --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.77%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds, 6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B         5.95%           $95          $95,000
                                                                  ------------
Corporate Savings Account (0.01%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      402
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (0.78%)          95,402
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.44%)      12,358,195
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.44%)         (53,989)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $12,304,206
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Mid Cap Growth Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Mid Cap Growth Fund on December 31, 2000. Common stocks are broken down by industry groups.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Banks - United States (3.84%)
Fifth Third Bancorp                                     1,700         $101,575
Mellon Financial Corp.                                  3,453          169,844
Northern Trust Corp.                                    2,070          168,834
                                                                  ------------
                                                                       440,253
                                                                  ------------
Beverages (0.82%)
Pepsi Bottling Group, Inc.                              2,362           94,332
                                                                  ------------
Broker Services (1.17%)
Bear Stearns Cos., Inc.                                   831           42,121
Lehman Brothers Holdings, Inc.                          1,364           92,240
                                                                  ------------
                                                                       134,361
                                                                  ------------
Computers (21.07%)
Adobe Systems, Inc.                                     1,200           69,825
Ariba, Inc.*                                            1,700           91,162
Brocade Communications Systems, Inc.*                   2,180          200,151
Commerce One, Inc.                                      2,000           50,625
DST Systems, Inc.*                                        704           47,168
EMC Corp.*                                                910           60,515
Emulex Corp.*                                           1,800          143,887
Exodus Communications, Inc.*                            2,910           58,200
Fiserv, Inc.*                                           1,365           64,752
Handspring, Inc.*                                       2,200           85,663
i2 Technologies, Inc.*                                  3,340          181,612
Interwoven, Inc.*                                       1,000           65,938
Intuit, Inc.*                                           2,900          114,369
McDATA Corp. (Class B)*                                    50            2,738
Mercury Interactive Corp.*                              1,270          114,617
Palm, Inc.*                                             4,250          120,328
Parametric Technology Corp.*                           14,000          188,125
Rational Software Corp.*                                3,220          125,379
Research in Motion Ltd.* (Canada)                       1,010           80,800
Siebel Systems, Inc.*                                   1,600          108,200
SunGard Data Systems, Inc.*                             2,834          133,552
TIBCO Software, Inc.*                                   2,300          110,256
VeriSign, Inc.*                                         1,800          133,538
VERITAS Software Corp.*                                   776           67,900
                                                                  ------------
                                                                     2,419,300
                                                                  ------------
Electronics (12.68%)
Aeroflex, Inc.*                                         7,194          207,389
Alpha Industries, Inc.*                                 2,300           85,100
Amphenol Corp. (Class A)*                               2,344           91,855
Analog Devices, Inc.*                                     985           50,420
Applied Micro Circuits Corp.*                             680           51,032
Flextronics International Ltd.* (Singapore)             5,080          144,780
Jabil Circuit, Inc.*                                    3,571           90,614
Molex, Inc.                                             1,250           44,375
QLogic Corp.*                                           1,450          111,650
Sanmina Corp.*                                          1,320          101,145
Tektronix, Inc.                                         4,826          162,576
Vitesse Semiconductor Corp.*                              930           51,441
Waters Corp.*                                           3,160          263,860
                                                                  ------------
                                                                     1,456,237
                                                                  ------------

Fiber Optics (2.01%)
SDL, Inc.*                                                850          125,959
Sycamore Networks, Inc.*                                2,800          104,300
                                                                  ------------
                                                                       230,259
                                                                  ------------
Finance (4.38%)
Affiliated Managers Group, Inc.*                        1,632           89,556
Concord EFS, Inc.*                                      2,470          108,526
Golden West Financial Corp.                             2,378          160,515
USA Education, Inc.                                     2,120          144,160
                                                                  ------------
                                                                       502,757
                                                                  ------------
Insurance (5.22%)
AFLAC, Inc.                                             2,833          204,507
Ambac Financial Group, Inc.                             3,484          203,161
American General Corp.                                    458           37,327
Everest Re Group Ltd. (Bermuda)                         2,158          154,567
                                                                  ------------
                                                                       599,562
                                                                  ------------
Media (3.47%)
Clear Channel Communications, Inc.*                     2,390          115,766
Hispanic Broadcasting Corp.*                            3,544           90,372
Reader's Digest Association, Inc. (Class A)             2,544           99,534
Univision Communications, Inc. (Class A)*               2,258           92,437
                                                                  ------------
                                                                       398,109
                                                                  ------------
Medical (17.00%)
Alkermes, Inc.*                                         1,800           56,475
Allergan, Inc.                                          1,181          114,336
ALZA Corp.*                                             3,688          156,740
Applera Corp. - Applied Biosystems Group                2,060          193,769
Cardinal Health, Inc.                                   1,874          186,697
Community Health Systems, Inc.*                         2,439           85,365
Express Scripts, Inc. (Class A)*                          750           76,688
Health Management Associates, Inc. (Class A)*           4,209           87,337
HEALTHSOUTH Corp.*                                      8,128          132,588
Human Genome Sciences, Inc.*                              970           67,233
IDEC Pharmaceuticals Corp.*                               400           75,825
Immunex Corp.*                                          3,680          149,500
MedImmune, Inc.*                                        1,740           82,976
Millennium Pharmaceuticals, Inc.*                       3,440          212,850
Oxford Health Plans, Inc.*                              3,100          122,450
Stryker Corp.                                             709           35,868
Trigon Healthcare, Inc.*                                  812           63,184
Wellpoint Health Networks, Inc.*                          454           52,324
                                                                  ------------
                                                                     1,952,205
                                                                  ------------
Oil & Gas (8.42%)
Baker Hughes, Inc.                                      2,960          123,025
BJ Services Co.*                                        2,580          177,697
Cooper Cameron Corp.*                                   1,620          107,021
El Paso Energy Corp.                                    2,632          188,517
R&B Falcon Corp.*                                       6,281          144,070
Santa Fe International Corp.                            2,815           90,256
Weatherford International, Inc.*                        2,889          136,505
                                                                  ------------
                                                                       967,091
                                                                  ------------
Pollution Control (1.52%)
Waste Management, Inc.                                  6,296          174,714
                                                                  ------------
Retail (1.97%)
Bed Bath & Beyond, Inc.*                                4,300           96,212
RadioShack Corp.                                        1,739           74,451
Staples, Inc.*                                          4,650           54,928
                                                                  ------------
                                                                       225,591
                                                                  ------------
Telecommunications (12.90%)
Allegiance Telecom, Inc.*                               5,580          124,242
American Tower Corp. (Class A)*                         4,434          167,938
COLT Telecom Group Plc* American Depositary
Receipts (United Kingdom)                                 374           32,819
Comverse Technology, Inc.*                              1,870          203,129
Crown Castle International Corp.*                       4,060          109,874
Dobson Communications Corp. (Class A)*                 11,480          167,895
Global Crossing Ltd.* (Bermuda)                         5,963           85,345
McLeodUSA, Inc. (Class A)*                             14,430          203,824
Scientific-Atlanta, Inc.                                3,162          102,963
Western Wireless Corp. (Class A)*                       3,850          150,872
XO Communications, Inc. (Class A)*                      7,450          132,703
                                                                  ------------
                                                                     1,481,604
                                                                  ------------
Utilities (2.96%)
Calpine Corp.*                                          3,966          178,718
Dynegy, Inc. (Class A)                                  1,214           68,060
Orion Power Holdings, Inc.*                             2,220           54,668
TNPC, Inc.*                                             3,952           38,779
                                                                  ------------
                                                                       340,225
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $10,826,748)                                    (99.43%)      11,416,600
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (99.43%)      11,416,600
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.57%)          65,250
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $11,481,850
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)
-----------------------------------------------------------------------

The V.A. Mid Cap Growth Fund invests primarily in common stocks of U.S. and foreign issuers. The performance of the Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to country categories.


                                      MARKET VALUE AS A %
COUNTRY DIVERSIFICATION               OF FUND NET ASSETS
-----------------------               ------------------
Bermuda                                      2.09%
Canada                                       0.70
Singapore                                    1.26
United Kingdom                               0.29
United States                               95.09
                                          -------
TOTAL INVESTMENTS                           99.43%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Relative Value Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Relative Value Fund on December 31, 2000. It's divided into two main categories: common stocks and bonds. Common stocks and bonds are further broken down by industry groups.

                                                              NUMBER OF           MARKET
ISSUER, DESCRIPTION                                              SHARES            VALUE
-------------------                                        ------------     ------------
COMMON STOCKS
Business Services - Misc. (5.70%)
Cendant Corp. *                                                 100,000         $962,500
Iron Mountain, Inc.*                                             25,000          928,125
Moody's Corp.                                                    13,000          333,937
                                                                            ------------
                                                                               2,224,562
                                                                            ------------
Computers (16.24%)
Computer Associates International, Inc.                          36,493          711,614
Dell Computer Corp.*                                             44,450          775,097
Hyperion Solutions Corp.*                                        14,000          216,125
IMS Health, Inc.                                                 10,000          270,000
Microsoft Corp.*                                                 22,000          954,250
MicroStrategy, Inc.*                                             50,000          475,000
Parametric Technology Corp.*                                    153,000        2,055,938
Viant Corp.*                                                     25,000           99,220
Wind River Systems, Inc.*                                        22,950          783,169
                                                                            ------------
                                                                               6,340,413
                                                                            ------------
Cosmetics & Personal Care (1.85%)
Gillette Co.                                                     20,000          722,500
                                                                            ------------
Diversified Operations (4.90%)
Tyco International, Ltd.                                         34,500        1,914,750
                                                                            ------------
Electronics (12.62%)
Alpha Industries, Inc.                                           34,700        1,283,900
Conexant Systems, Inc.*                                          78,300        1,203,862
SBS Technologies, Inc.*                                          17,000          508,938
SCI Systems, Inc.*                                               15,840          417,780
Sony Corp. (Japan)                                                4,800          332,049
Vicor Corp.*                                                     38,900        1,181,588
                                                                            ------------
                                                                               4,928,117
                                                                            ------------
Finance (1.29%)
Citigroup, Inc.                                                   9,841          502,506
                                                                            ------------
Food (0.62%)
Hain Celestial Group, Inc.*                                       7,500          243,750
                                                                            ------------
Insurance (7.11%)
Ace, Ltd. (Bermuda)                                              29,505        1,252,118
Ambac Financial Group, Inc.                                      10,000          583,125
Progressive Corp.                                                 4,000          414,500
XL Capital, Ltd. (Class A)                                        6,032          527,046
                                                                            ------------
                                                                               2,776,789
                                                                            ------------
Machinery (0.68%)
Applied Science & Technology, Inc.*                              22,000          264,000
                                                                            ------------
Media (11.56%)
AT&T Corp. - Liberty Media Group (Class A)*                     145,744        1,976,653
Clear Channel Communications, Inc.*                              11,000          532,812
Pegasus Communications Corp.*                                    40,700        1,048,025
Viacom, Inc. (Class B)*                                          17,000          794,750
XM Satellite Radio Holdings, Inc. (Class A)*                     10,000          160,625
                                                                            ------------
                                                                               4,512,865
                                                                            ------------
Medical (5.37%)
Abbott Laboratories                                              15,500          750,781
Alpharma, Inc. (Class A)                                         12,000          526,500
Apogent Technologies, Inc.*                                      40,000          820,000
                                                                            ------------
                                                                               2,097,281
                                                                            ------------
Oil & Gas (1.19%)
Unocal Corp.                                                     12,000          464,250
                                                                            ------------
Pollution Control (2.13%)
Waste Management, Inc.                                           30,000          832,500
                                                                            ------------
Printing - Commercial (1.42%)
Valassis Communications, Inc.*                                   17,500          552,344
                                                                            ------------
Telecommunications (24.02%)
ANTEC Corp.*                                                     57,750          456,589
CenturyTel, Inc.                                                 35,000        1,251,250
CTC Communications Group, Inc.*                                  60,000          277,500
Hughes Electronics                                               85,000        1,955,000
Lucent Technologies, Inc.                                        95,953        1,295,365
Motient Corp.*                                                   30,000          120,000
Nextel Partners, Inc. (Class A)*                                 28,000          470,750
Sprint Corp.                                                     85,000        1,726,563
TeleCorp PCS, Inc. (Class A)*                                    30,000          671,250
Verizon Communications, Inc.                                     23,000        1,152,875
                                                                            ------------
                                                                               9,377,142
                                                                            ------------
TOTAL COMMON STOCKS
(Cost $43,121,074)                                              (96.70%)      37,753,769
                                                              ---------     ------------

                                  INTEREST     CREDIT         PAR VALUE
                                      RATE    RATING**    (000s OMITTED)
                                     -----    --------    --------------
BONDS
Office (0.21%)
Danka Business Systems Plc,
Conv Note
(United Kingdom) 04-01-02            6.750%      B+                $500           82,500
                                                              ---------     ------------
TOTAL BONDS (Cost $401,957)                                      (0.21%)          82,500
                                                              ---------     ------------
TOTAL INVESTMENTS                                               (96.91%)      37,836,269
                                                              ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                (3.09%)       1,206,343
                                                              ---------     ------------
TOTAL NET ASSETS                                               (100.00%)     $39,042,612
                                                              =========     ============

 * Non-income producing security.

** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the nest assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Small Cap Growth Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Small Cap Growth Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments.
Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Advertising (1.00%)
Getty Images, Inc.*                                     6,200         $198,400
                                                                  ------------
Banks - United States (3.42%)
Greater Bay Bancorp.                                    5,800          237,800
Investors Financial Services Corp.                      2,000          172,000
Southwest Bancorp. of Texas, Inc.*                      3,550          152,428
Sterling Bancshares, Inc.                               5,800          114,550
                                                                  ------------
                                                                       676,778
                                                                  ------------
Building (1.08%)
Standard-Pacific Corp.                                  4,350          101,681
Toll Brothers, Inc.*                                    2,750          112,406
                                                                  ------------
                                                                       214,087
                                                                  ------------
Business Services - Misc. (6.19%)
Corporate Executive Board Co. (The)*                    7,350          292,277
Forrester Research, Inc.*                               4,500          225,281
Heidrick & Struggles International, Inc.*               3,800          159,837
Management Network Group, Inc. (The)*                   9,150          108,656
On Assignment, Inc.*                                    8,450          240,825
Pivotal Corp.*                                          2,400           88,950
Quanta Services, Inc.*                                  3,379          108,762
                                                                  ------------
                                                                     1,224,588
                                                                  ------------
Computers (9.97%)
Advent Software, Inc.*                                  3,950          158,247
Aspen Technology, Inc.*                                 1,900           63,175
AvantGo, Inc.*                                          2,600           16,250
Avocent Corp.*                                          2,450           66,150
Broadbase Software, Inc.*                               4,850           30,312
Cerner Corp.*                                           3,300          152,625
Data Return Corp.*                                     10,250           38,437
DigitalThink, Inc.*                                     5,500           93,844
Embarcadero Technologies, Inc.*                         3,600          162,000
Genomica Corp.*                                         1,350            7,130
IDX Systems Corp.*                                      5,750          143,750
IntraNet Solutions, Inc.*                               2,650          135,150
Manugistics Group, Inc.*                                3,500          199,500
M-Systems Flash Disk Pioneers Ltd.* (Israel)            8,350          116,378
National Instruments Corp.*                             2,750          133,547
NetRatings, Inc.*                                       6,500           95,469
Novatel Wireless, Inc.*                                 8,450          104,569
Secure Computing Corp.*                                11,100          109,613
TeleCommunication Systems, Inc. (Class A)*              3,800           12,825
WatchGuard Technologies, Inc.*                          4,200          132,825
                                                                  ------------
                                                                     1,971,796
                                                                  ------------
Consumer Products - Misc. (0.37%)
CoorsTek, Inc.*                                         2,300           72,162
                                                                  ------------
Electronics (14.14%)
Aeroflex, Inc.*                                         7,700          221,976
ATMI, Inc.*                                             5,800          113,100
Brooks Automation, Inc.*                                2,850           79,978
Caliper Technologies Corp.*                             1,200           56,400
Credence Systems Corp.*                                 3,750           86,250
DDi Corp.*                                              6,500          177,125
DuPont Photomasks, Inc.*                                3,950          208,733
Elantec Semiconductor, Inc.*                            2,250           62,437
Electro Scientific Industries, Inc.*                    3,950          110,600
Exar Corp.*                                             4,350          134,782
Kent Electronics Corp.*                                 4,400           72,600
Merix Corp.*                                            5,750           76,906
Microsemi Corp.*                                        4,700          130,719
Nanometrics, Inc.*                                      5,650           78,041
Nu Horizons Electronics Corp.*                          4,175           37,314
Pixelworks, Inc.*                                       3,950           88,381
Plexus Corp.*                                           4,000          121,562
PLX Technology, Inc.*                                   9,600           79,800
Powerwave Technologies, Inc.*                           2,300          134,550
PRI Automation, Inc.*                                   5,400          101,250
Rudolph Technologies, Inc.*                             5,350          161,503
Semtech Corp.*                                          5,700          125,756
Stratos Lightwave, Inc.*                                6,500          110,906
Wilson Greatbatch Technologies, Inc.*                   7,950          224,588
                                                                  ------------
                                                                     2,795,257
                                                                  ------------
Finance (2.98%)
Actrade Financial Technologies, Ltd.*                   5,750          126,859
Affiliated Managers Group, Inc.*                        4,450          244,194
Medallion Financial Corp.                               3,600           52,650
Metris Cos., Inc.                                       6,275          165,111
                                                                  ------------
                                                                       588,814
                                                                  ------------
Instruments - Scientific (0.59%)
Varian, Inc.*                                           3,450          116,869
                                                                  ------------
Insurance (2.83%)
Fidelity National Financial, Inc.                       6,850          253,022
HCC Insurance Holdings, Inc.                            6,250          168,359
Philadelphia Consolidated Holding Corp.*                1,450           44,769
RenaissanceRe Holdings Ltd. (Bermuda)                   1,200           93,975
                                                                  ------------
                                                                       560,125
                                                                  ------------
Machinery (0.63%)
Hydril Co.*                                             7,100          124,694
                                                                  ------------
Media (3.07%)
Entercom Communications Corp.*                          2,000           68,875
Pegasus Communications Corp.*                           1,900           48,925
Radio One, Inc. (Class A)*                              3,750           40,078
Radio One, Inc. (Class D)*                              6,650           73,150
Regent Communications, Inc.*                           19,000          112,813
Scholastic Corp.*                                       2,000          177,250
Westwood One, Inc.*                                     4,450           85,941
                                                                  ------------
                                                                       607,032
                                                                  ------------
Medical (24.45%)
Accredo Health, Inc.*                                   4,700          235,881
Alexion Pharmaceuticals, Inc.*                          2,500          162,344
Alkermes, Inc.*                                         4,450          139,619
Alpharma, Inc. (Class A)                                4,500          197,437
AmeriSource Health Corp. (Class A)*                     5,350          270,175
Arena Pharmaceuticals, Inc.*                              400            6,200
Aurora Biosciences Corp.*                               4,050          127,322
Bindley Western Industries, Inc.                        6,800          282,625
Cell Therapeutics, Inc.*                                3,050          137,441
COR Therapeutics, Inc.*                                 4,100          144,269
Corvas International, Inc.*                             7,900          113,562
CV Therapeutics, Inc.*                                  2,750          194,562
Cytyc Corp.*                                            2,900          181,431
Exelixis, Inc.*                                         5,700           83,362
Genome Therapeutics Corp.*                                550            3,833
Human Genome Sciences, Inc.*                            1,350           93,572
Inhale Therapeutic Systems, Inc.*                       4,400          222,200
Inspire Pharmaceuticals, Inc.*                          4,700          122,494
Invitrogen Corp.*                                       2,500          215,938
LifePoint Hospitals, Inc.*                              5,250          263,156
Lincare Holdings, Inc.*                                 3,750          213,984
NPS Pharmaceuticals, Inc.*                              4,900          235,200
Physiometrix, Inc.*                                     8,300          132,281
Province Healthcare Co.*                                6,100          240,188
Renal Care Group, Inc.*                                 6,850          187,840
Techne Corp.*                                           4,200          151,463
Titan Pharmaceuticals, Inc.*                            4,300          152,091
Transgenomic, Inc.*                                     3,450           36,225
Vascular Solutions, Inc.*                               5,450           40,194
Virologic, Inc.*                                        7,750           70,719
Visible Genetics, Inc.* (Canada)                        4,650          175,538
                                                                  ------------
                                                                     4,833,146
                                                                  ------------
Oil & Gas (9.38%)
Dril-Quip, Inc.*                                        2,750           94,016
Hanover Compressor Co.*                                 5,859          261,092
Marine Drilling Cos., Inc.*                             9,000          240,750
Newfield Exploration Co.*                               6,200          294,113
Patterson Energy, Inc.*                                 5,800          216,050
Pride International, Inc.*                              9,900          243,788
Spinnaker Exploration Co.*                                450           19,125
Stone Energy Corp.*                                     3,600          232,380
Universal Compression Holdings, Inc.*                   6,700          252,506
                                                                  ------------
                                                                     1,853,820
                                                                  ------------
Printing - Commercial (0.81%)
Houghton Mifflin Co.                                    3,450          159,994
                                                                  ------------
Retail (9.27%)
99 Cents Only Stores*                                   5,840          159,870
Brightpoint, Inc.*                                     19,850           69,475
Columbia Sportswear Co.*                                3,950          196,512
Cost Plus, Inc.*                                        6,750          198,281
Gymboree Corp. (The)*                                   6,100           84,637
Insight Enterprises, Inc.*                              6,675          119,733
P.F. Chang's China Bistro, Inc.*                        1,800           56,588
Performance Food Group Co.*                             2,200          112,784
RARE Hospitality International, Inc.*                   7,375          164,555
ScanSource, Inc.*                                       4,450          173,550
Tech Data Corp.*                                        4,700          127,120
Too, Inc.*                                              6,250           78,125
Tweeter Home Entertainment Group, Inc.*                 5,600           68,250
Whole Foods Market, Inc.*                               3,650          223,106
                                                                  ------------
                                                                     1,832,586
                                                                  ------------
Schools/Education (2.95%)
Corinthian Colleges, Inc.*                              5,000          189,687
Education Management Corp.*                             5,150          184,112
ProsoftTraining.com*                                    7,500           90,938
University of Phoenix Online*                           3,650          117,712
                                                                  ------------
                                                                       582,449
                                                                  ------------
Steel (1.26%)
Lone Star Technologies, Inc.*                           6,450          248,325
                                                                  ------------
Telecommunications (3.54%)
AirGate PCS, Inc.*                                      4,350          154,425
o2wireless Solutions, Inc.*                             1,400           13,038
Powertel, Inc.*                                         1,350           83,616
Rural Cellular Corp. (Class A)*                         2,400           71,100
SBA Communications Corp.*                               5,950          244,322
UbiquiTel, Inc.*                                        5,350           29,425
WJ Communications, Inc.*                                7,350          104,738
                                                                  ------------
                                                                       700,664
                                                                  ------------
Transport (1.82%)
Expeditors International of Washington, Inc.            3,300          177,169
Forward Air Corp.*                                      4,900          182,831
                                                                  ------------
                                                                       360,000
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $17,936,487)                                    (99.75%)      19,721,586
                                                    ---------     ------------

                                       INTEREST     PAR VALUE
                                         RATE    (000s OMITTED)
                                       --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.73%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B        5.95%           $144          144,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      527
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (0.73%)         144,527
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.48%)      19,866,113
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.48%)         (94,451)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $19,771,662
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Sovereign Investors Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Sovereign Investors Fund on December 31, 2000. It is divided into three main categories: common stocks, U.S. government obligations and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's
"cash" position, are listed last.

                                                                   NUMBER OF           MARKET
ISSUER, DESCRIPTION                                                   SHARES            VALUE
-------------------                                             ------------     ------------
COMMON STOCKS
Advertising (2.55%)
Interpublic Group of Cos., Inc. (The)                                 33,200       $1,413,075
                                                                                 ------------
Banks - United States (7.37%)
Chase Manhattan Corp. (The)*                                          30,000        1,363,125
Mellon Financial Corp.                                                25,000        1,229,688
State Street Corp.                                                     5,000          621,050
Wells Fargo Co.                                                       15,500          863,156
                                                                                 ------------
                                                                                    4,077,019
                                                                                 ------------
Beverages (1.52%)
PepsiCo, Inc.                                                         17,000          842,563
                                                                                 ------------
Chemicals (1.48%)
Air Products & Chemicals, Inc.                                        20,000          820,000
                                                                                 ------------
Computers (7.35%)
Automatic Data Processing, Inc.                                        8,000          506,500
Cisco Systems, Inc.*                                                  25,000          956,250
Compaq Computer Corp.                                                 30,000          451,500
Hewlett-Packard Co.                                                    8,000          252,500
International Business Machines Corp.                                 12,500        1,062,500
Sun Microsystems, Inc.*                                               30,000          836,250
                                                                                 ------------
                                                                                    4,065,500
                                                                                 ------------
Diversified Operations (2.94%)
Minnesota Mining & Manufacturing Co.                                  11,200        1,349,600
Tyco International Ltd.                                                5,000          277,500
                                                                                 ------------
                                                                                    1,627,100
                                                                                 ------------
Electronics (6.67%)
Emerson Electric Co.                                                  14,700        1,158,544
General Electric Co.                                                  19,800          949,163
Intel Corp.                                                           16,000          481,000
Motorola, Inc.                                                        31,000          627,750
Texas Instruments, Inc.                                               10,000          473,750
                                                                                 ------------
                                                                                    3,690,207
                                                                                 ------------
Finance (4.93%)
Citigroup, Inc.                                                       29,500        1,506,344
Household International, Inc.                                         15,000          825,000
Morgan Stanley Dean Witter & Co.                                       5,000          396,250
                                                                                 ------------
                                                                                    2,727,594
                                                                                 ------------
Furniture (0.65%)
Leggett & Platt, Inc.                                                 19,000          359,813
                                                                                 ------------
Insurance (5.45%)
AFLAC, Inc.                                                           12,400          895,125
American General Corp.                                                15,000        1,222,500
American International Group, Inc.                                     9,093          896,229
                                                                                 ------------
                                                                                    3,013,854
                                                                                 ------------
Machinery (1.65%)
Dover Corp.                                                           22,500          912,656
                                                                                 ------------

Media (3.29%)
Gannett Co., Inc.                                                     19,400        1,223,413
McGraw-Hill Cos., Inc. (The)                                          10,200          597,975
                                                                                 ------------
                                                                                    1,821,388
                                                                                 ------------
Medical (12.58%)
Abbott Laboratories                                                   26,000        1,259,375
American Home Products Corp.                                          13,000          826,150
Bard (C.R.), Inc.                                                     12,800          596,000
Baxter International, Inc.                                            11,100          980,269
Johnson & Johnson                                                      9,000          945,563
Merck & Co., Inc.                                                      9,000          842,625
Pfizer, Inc.                                                          19,250          885,500
Schering-Plough Corp.                                                 11,000          624,250
                                                                                 ------------
                                                                                    6,959,732
                                                                                 ------------
Mortgage Banking (4.22%)
Fannie Mae                                                            15,000        1,301,250
Freddie Mac                                                           15,000        1,033,125
                                                                                 ------------
                                                                                    2,334,375
                                                                                 ------------
Office (1.50%)
Avery Dennison Corp.                                                  15,150          831,356
                                                                                 ------------
Oil & Gas (6.78%)
Chevron Corp.                                                         17,200        1,452,325
Conoco, Inc. (Class B)                                                30,000          868,125
Exxon Mobil Corp.                                                     10,184          885,372
Royal Dutch Petroleum Co., American Depositary
Receipts (Netherlands)                                                 9,000          545,063
                                                                                 ------------
                                                                                    3,750,885
                                                                                 ------------
Paper & Paper Products (2.43%)
Kimberly-Clark Corp.                                                  19,000        1,343,110
                                                                                 ------------
Retail (5.91%)
Home Depot, Inc. (The)                                                 9,000          411,188
Lowe's Cos., Inc.                                                     28,000        1,246,000
McDonald's Corp.                                                      14,000          476,000
SYSCO Corp.                                                           16,400          492,000
Target Corp.                                                          20,000          645,000
                                                                                 ------------
                                                                                    3,270,188
                                                                                 ------------
Telecommunications (4.35%)
CenturyTel, Inc.                                                      35,000        1,251,250
Verizon Communications, Inc.                                          23,000        1,152,875
                                                                                 ------------
                                                                                    2,404,125
                                                                                 ------------
Tobacco (1.99%)
Philip Morris Cos., Inc.                                              25,000        1,100,000
                                                                                 ------------

Utilities (3.89%)
ALLTEL Corp.                                                          17,000        1,061,434
SBC Communications, Inc.                                              22,844        1,090,800
                                                                                 ------------
                                                                                    2,152,234
                                                                                 ------------
TOTAL COMMON STOCKS
(Cost $42,749,147)                                                   (89.50%)      49,516,774
                                                                   ---------     ------------

                                           INTEREST     CREDIT      PAR VALUE
                                             RATE      RATING**  (000s OMITTED)
                                           --------    --------   ------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. (0.73%)
United States Treasury, Note 09-30-02        5.88%       AAA            $400          404,188
                                                                                 ------------
TOTAL U.S. GOVERNMENT
AND AGENCIES SECURITIES
(Cost $401,813)                                                       (0.73%)         404,188
                                                                   ---------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.69%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B             5.95%                      5,365       5,365,000
                                                                                 ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                       6
                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS                                          (9.69%)       5,365,006
                                                                   ---------     ------------
TOTAL INVESTMENTS                                                    (99.92%)      55,285,968
                                                                   ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                     (0.08%)          42,130
                                                                   ---------     ------------
TOTAL NET ASETS                                                     (100.00%)     $55,328,098
                                                                   =========     ============

 * Non-income producing security.

** Credit ratings are rated by Moody's Investor Services or John
   Hancock Advisers, Inc. where Standard and Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. International Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. International Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Australia (2.11%)
BHP, Ltd. (Diversified Operations)                      3,797          $40,044
Lend Lease Corp., Ltd. (Real Estate Operations)         1,113           10,366
National Australia Bank, Ltd. (Banks - Foreign)           580            9,296
News Corp., Ltd. (The), American Depositary
Receipts  (ADR) (Media)                                 3,580           27,884
OneSteel, Ltd.* (Steel)                                     1                1
Publishing & Broadcasting, Ltd. (Media)                 1,195            8,674
ResMed, Inc.* (Medical)                                   900            3,652
Securenet, Ltd.* (Computers)                            5,477           14,648
Telstra Corp., Ltd. (Telecommunications)                1,999            7,143
Westpac Banking Corp., Ltd. (Banks - Foreign)             805            5,909
Woodside Petroleum, Ltd. (Oil & Gas)                    3,294           27,026
                                                                  ------------
                                                                       154,643
                                                                  ------------
Belgium (0.41%)
Fortis (B) (Insurance)                                    378                4
UCB SA (Medical)                                          800           29,657
                                                                  ------------
                                                                        29,661
                                                                  ------------
Brazil (1.09%)
Companhia Brasileira de Distribuicao Grupo  Pao
de Acucar (ADR) (Retail)                                  720           26,280
Telecomunicacoes Brasileiras SA (ADR)
(Telecommunications)                                      380           27,693
Uniao de Bancos Brasileiros SA, Global Depositary
Receipts (GDR) (Finance)                                  890           26,199
                                                                  ------------
                                                                        80,172
                                                                  ------------
Canada (4.86%)
BCE, Inc. (Telecommunications)                            729           21,040
Bombardier, Inc. (Diversified Operations)               5,000           77,151
Celestica, Inc.* (Electronics)                            580           31,314
Nortel Networks Corp. (Telecommunications)              3,369          108,348
Sun Life Financial Services of Canada (Insurance)       2,339           62,361
Thomson Corp. (Computers)                                 949           36,308
Weston (George) Ltd. (Food)                               356           19,956
                                                                  ------------
                                                                       356,478
                                                                  ------------
China (0.15%)
Shandong International Power Development Co.,
Ltd.  (Utilities)                                      70,000           11,039
                                                                  ------------
Denmark (0.59%)
Vestas Wind Systems AS (Utilities)                        800           43,310
                                                                  ------------
Finland (1.53%)
Nokia Oyj (Telecommunications)                          2,520          112,398
                                                                  ------------
France (6.02%)
Alcatel SA (Telecommunications)                         1,620           92,031
Dassault Systemes SA (Computers)                          300           20,564
Renault SA (Automobile/Trucks)                            720           37,522
Schneider Electric SA (Machinery)                         360           26,266
Societe Generale (Banks - Foreign)                        950           59,054
Total Fina Elf SA (Oil & Gas)                             830          123,452
Vivendi SA (Diversified Operations)                     1,250           82,280
                                                                  ------------
                                                                       441,169
                                                                  ------------
Germany (3.72%)
Allianz AG (Insurance)                                    290          108,543
BASF AG (Chemicals)                                       617           27,908
Dresdner Bank AG (Banks - Foreign)                        420           18,319
Muenchener Rueckversicherungs-Gesellschaft AG
(Insurance)                                               147           52,599
Siemens AG (Diversified Operations)                       500           65,354
                                                                  ------------
                                                                       272,723
                                                                  ------------
Greece (0.38%)
Hellenic Telecommunications Organization SA (ADR)
 (Telecommunications)                                   3,800           27,550
                                                                  ------------
Hong Kong (2.34%)
Aeon Credit Service Co., Ltd. (Finance)                29,400            8,952
ASM Pacific Technology, Ltd. (Electronics)              3,500            4,981
Cathay Pacific Airways (Transport)                      2,000            3,692
Cheung Kong Holdings, Ltd. (Real Estate
Operations)                                             2,000           25,578
China Everbright, Ltd. (Finance)                       16,000           16,513
China Resources Enterprise, Ltd.  (Diversified
Operations)                                            14,000           17,860
Giordano International, Ltd. (Retail)                   4,000            1,846
Guoco Group, Ltd. (Finance)                             4,000           11,924
Hang Seng Bank, Ltd. (Banks - Foreign)                    700            9,423
Hongkong Electric Holdings, Ltd. (Utilities)            1,000            3,692
HSBC Holdings Plc (Banks - Foreign)                     1,437           21,372
Hutchison Whampoa, Ltd. (Diversified Operations)        2,000           24,937
Sun Hung Kai Properties, Ltd.  (Real Estate
Operations)                                             1,000            9,968
Swire Pacific, Ltd. (Class A) (Diversified
Operations)                                             1,500           10,770
                                                                  ------------
                                                                       171,508
                                                                  ------------
India (0.43%)
Infosys Technologies, Ltd. (ADR) (Computers)              130           11,992
Videsh Sanchar Nigam, Ltd. (ADR)
(Telecommunications)                                    1,575           19,687
                                                                  ------------
                                                                        31,679
                                                                  ------------
Ireland (0.52%)
CRH Plc (Building)                                      2,050           38,153
                                                                  ------------
Israel (0.32%)
Bank Hapoalim, Ltd. (Banks - Foreign)                   8,100           23,498
                                                                  ------------
Italy (3.06%)
Assicurazioni Generali SpA (Insurance)                  2,700          107,243
ENI SpA (Oil & Gas)                                    11,070           70,684
Riunione Adriatica di Sicurta SpA (Insurance)           2,982           46,510
                                                                  ------------
                                                                       224,437
                                                                  ------------
Japan (21.09%)
Aiful Corp. (Finance)                                     300           24,484
Asahi Glass Co., Ltd. (Glass Products)                  3,000           24,746
Daibiru Corp. (Real Estate Operations)                  3,000           21,256
Daito Trust Construction Co., Ltd.  (Real Estate
Operations)                                             2,000           35,864
Fuji Television Network, Inc. (Media)                       3           20,889
Fujitsu, Ltd. (Computers)                               2,000           29,461
Inax Corp. (Building)                                   4,000           20,189
Katokichi Co., Ltd. (Food)                              2,000           52,484
Kirin Brewery Co., Ltd. (Beverages)                     6,000           53,691
Kurita Water Industries, Ltd. (Pollution Control)       1,000           13,077
Kyocera Corp. (Electronics)                               300           32,724
Maeda Corp. (Building)                                 15,000           51,566
Marui Co., Ltd. (Retail)                                4,000           60,357
Matsushita Electric Industrial Co., Ltd.
(Electronics)                                           3,000           71,641
Max Co., Ltd. (Machinery)                               2,000           19,244
Melco, Inc. (Computers)                                   600           12,544
Mitsubishi Estate Co., Ltd. (Real Estate
Operations)                                             2,975           31,749
Mitsui Fudosan Co., Ltd. (Real Estate Operations)       6,000           59,570
Murata Manufacturing Co., Ltd. (Electronics)              100           11,721
NEC Corp. (Electronics)                                 1,000           18,282
Nippon Meat Packers, Inc. (Food)                        3,000           40,833
Nissan Motor Co., Ltd. (Automobile/Trucks)              8,000           46,046
Nissin Food Products Co., Ltd. (Food)                   1,000           24,405
Nitto Denko Corp. (Electronics)                           900           24,405
Nomura Securities Co., Ltd. (Broker Services)           2,000           35,952
NTT DoCoMo, Inc. (Telecommunications)                       1           17,232
Orix Corp. (Leasing Companies)                            100           10,024
Q.P. Corp. (Food)                                       9,000           74,633
Rohm Co., Ltd. (Electronics)                              200           37,964
Santen Pharmaceutical Co., Ltd. (Medical)               1,000           19,769
Sekisui House, Ltd. (Building)                          5,000           45,705
Sharp Corp. (Electronics)                               1,000           12,054
Shin-Etsu Chemical Co., Ltd. (Chemicals)                1,000           38,488
Shiseido Co., Ltd. (Cosmetics & Personal Care)          3,000           33,459
Sony Corp. (Electronics)                                1,000           69,104
Stanley Electric Co., Ltd. (Electronics)                3,000           27,292
Sumitomo Bakelite Co., Ltd. (Chemicals)                 2,000           18,422
Sumitomo Metal Mining Co., Ltd. (Metal)                 5,000           26,155
Takefuji Corp. (Finance)                                  300           18,894
Terumo Corp. (Medical)                                  1,000           21,868
Toho Gas Co., Ltd. (Oil & Gas)                         13,000           23,312
Tokyo Electric Power Co., Inc. (Utilities)              2,400           59,517
Tokyu Corp. (Transport)                                 4,000           21,554
Toshiba Corp. (Electronics)                             3,000           20,049
Toyota Motor Corp. (Automobile/Trucks)                  2,200           70,241
Yamanouchi Pharmaceutical Co., Ltd. (Medical)           1,000           43,212
                                                                  ------------
                                                                     1,546,128
                                                                  ------------
Malaysia (0.39%)
Petronas Gas Berhad (Oil & Gas)                        17,000           28,855
                                                                  ------------
Mexico (0.20%)
Telefonos de Mexico SA (ADR) (Telecommunications)         320           14,440
                                                                  ------------
Netherlands (4.57%)
AEGON NV (Insurance)                                    1,400           57,921
Akzo Nobel NV (Chemicals)                                 630           33,838
ING Groep NV (Banks - Foreign)                          1,050           83,885
Koninklijke Ahold NV (Retail)                           2,245           72,433
Koninklijke Numico NV (Food)                              720           36,238
Unilever Plc (Food)                                     5,900           50,552
                                                                  ------------
                                                                       334,867
                                                                  ------------
New Zealand (0.13%)
Auckand International Airport, Ltd. (Transport)         3,900            5,419
Telecom Corp of New Zealand, Ltd.
(Telecommunications)                                    2,000            4,257
                                                                  ------------
                                                                         9,676
                                                                  ------------
Norway (0.90%)
Tomra Systems ASA * (Machinery)                         3,400           66,084
                                                                  ------------
Singapore (0.67%)
Capitaland, Ltd.* (Real Estate Operations)              2,000            3,464
DBS Group Holdings, Ltd. (Banks - Foreign)              1,000           11,316
Flextech Holdings, Ltd. (Electronics)                   2,000            1,097
Keppel Capital Holdings, Ltd. (Finance)                 1,250            1,653
Neptune Orient Lines, Ltd. (Transport)                  4,000            3,141
Overseas Union Bank, Ltd. (Banks - Foreign)             1,000            4,677
Pacific Century Regional Developments, Ltd.
(Real Estate Operations)                                5,000            2,555
Singapore Technologies Engineering, Ltd.
(Engineering/R&D Services)                              7,000           11,276
United Overseas Bank, Ltd. (Banks - Foreign)            1,000            7,506
Wing Tai Holdings, Ltd. (Real Estate Operations)        3,000            2,182
                                                                  ------------
                                                                        48,867
                                                                  ------------
South Africa (0.75%)
DataTec, Ltd.* (Computers)                              5,000           23,788
Remgro, Ltd. (Diversified Operations)                   4,600           31,307
                                                                  ------------
                                                                        55,095
                                                                  ------------
South Korea (0.68%)
Samsung Electronics Co. (Electronics)                     135           16,862
Shinhan Bank (Banks - Foreign)                          1,700           13,976
SK Telecom Co., Ltd. (Telecommunications)                  95           19,000
                                                                  ------------
                                                                        49,838
                                                                  ------------
Sweden (1.36%)
Ericsson (LM) Telefonaktiebolaget
(Telecommunications)                                    5,800           66,056
Nordic Baltic Holding AB (Banks - Foreign)              4,250           33,522
                                                                  ------------
                                                                        99,578
                                                                  ------------
Switzerland (2.47%)
Novartis AG (Medical)                                      68          120,192
Roche Holding AG (Medical)                                  6           61,114
                                                                  ------------
                                                                       181,306
                                                                  ------------
Taiwan (0.89%)
Hon Hai Precision Industry Co., Ltd.
(Electronics)                                           2,000           10,145
Taiwan Semiconductor Manufacturing Co., Ltd.*
(Electronics)                                          12,000           28,804
United Microelectronics Corp.* (Electronics)           18,000           26,141
                                                                  ------------
                                                                        65,090
                                                                  ------------
Thailand (0.11%)
Shin Satellite Pcl* (Telecommunications)               11,500            7,751
                                                                  ------------
Turkey (0.17%)
Dogan Yayin Holding AS* (Diversified Operations)    1,738,100           12,058
                                                                  ------------
United Kingdom (10.39%)
Barclay's Plc (Banks - Foreign)                           900           27,884
BP Amoco Plc (Oil & Gas)                                9,200           74,287
Centrica Plc (Utilities)                               17,240           66,832
CGNU Plc (Insurance)                                    1,400           22,651
Energis Plc* (Telecommunications)                       5,550           37,345
GlaxoSmithKline Plc* (Medical)                          6,149          173,778
Granada Compass Plc (Diversified Operations)            3,000           32,680
HSBC Holdings Plc (Banks - Foreign)                     9,000          132,558
Marconi Plc (Telecommunications)                        2,500           26,878
Reckitt Benckiser Plc (Soap & Cleaning
Preparations)                                           3,000           41,360
Vodafone AirTouch Plc (Telecommunications)             34,080          125,106
                                                                  ------------
                                                                       761,359
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $5,094,561)                                     (72.30%)       5,299,410
                                                    ---------     ------------

                                        INTEREST     PAR VALUE
                                          RATE    (000s OMITTED)
                                        --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.21%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds,  10.750% and 13.875% due
02-15-03 and 05-15-11) - Note B           5.95%           $89           89,000
                                                                  ------------
                                                      NUMBER
                                                    OF SHARES
                                                    ---------
Cash Equivalents (12.74%)
Navigator Securities Lending Prime
Portfolio**                                           933,457          933,457
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                          (13.95%)       1,022,457
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (86.25%)       6,321,867
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                     (13.75%)       1,007,772
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)      $7,329,639
                                                    =========     ============

 * Non-income producing security.

** Represents investment of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




Industry Diversification (Unaudited)
-----------------------------------------------------------------------
The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to the various investment categories.

                               MARKET VALUE AS A %
INVESTMENT CATEGORIES          OF FUND NET ASSETS
-----------------------        ------------------
Automobile/Trucks                            2.10%
Banks - Foreign                              6.30
Beverages                                    0.73
Broker Services                              0.49
Building                                     2.12
Chemicals                                    1.62
Computers                                    2.04
Cosmetics & Personal Care                    0.46
Diversified Operations                       5.14
Electronics                                  6.06
Engineering/R&D Services                     0.15
Finance                                      1.48
Food                                         4.08
Glass Products                               0.34
Insurance                                    6.25
Leasing Companies                            0.14
Machinery                                    1.52
Media                                        0.78
Medical                                      6.46
Metal                                        0.36
Oil & Gas                                    4.74
Pollution Control                            0.18
Real Estate Operations                       3.01
Retail                                       2.20
Soap & Cleaning Preparations                 0.56
Steel                                        0.00
Telecommunications                          10.01
Transport                                    0.46
Utilities                                    2.52
Short-Term Investments                      13.95
                                          -------
TOTAL INVESTMENTS                           86.25%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Financial Industries Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Financial Industries Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups.
Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCK
Banks - Foreign (4.63%)
Bipop-Carire SpA (Italy)                              107,000         $698,175
HSBC Holdings Plc (United Kingdom)                     85,000        1,250,681
Nordic Baltic Holding (Sweden)                        178,020        1,353,789
                                                                  ------------
                                                                     3,302,645
                                                                  ------------
Banks - Midwest (7.22%)
Fifth Third Bancorp                                    49,250        2,942,688
Northern Trust Corp.                                   27,100        2,210,344
                                                                  ------------
                                                                     5,153,032
                                                                  ------------
Banks - Money Center (3.36%)
Citigroup, Inc.                                        47,000        2,399,938
                                                                  ------------
Banks - Northeast (3.53%)
State Street Corp.                                     20,300        2,521,461
                                                                  ------------
Banks - Superregional (8.25%)
Bank of New York Co., Inc.                             39,500        2,179,906
FleetBoston Financial Corp.                            30,536        1,147,009
Wells Fargo & Co.                                      46,000        2,561,625
                                                                  ------------
                                                                     5,888,540
                                                                  ------------
Broker Services (8.49%)
Legg Mason, Inc.                                       24,500        1,335,250
Merrill Lynch & Co., Inc.                              33,500        2,284,280
Schwab (Charles) Corp. (The)                           86,076        2,442,407
                                                                  ------------
                                                                     6,061,937
                                                                  ------------
Computer - Services (9.32%)
Automatic Data Processing, Inc.                        13,000          823,063
BISYS Group, Inc. (The)*                               42,000        2,189,250
First Data Corp.                                       28,500        1,501,594
Fiserv, Inc.*                                          45,000        2,134,688
                                                                  ------------
                                                                     6,648,595
                                                                  ------------
Computer - Software (1.35%)
Intuit, Inc.*                                          24,500          966,219
                                                                  ------------
Finance - Consumer Loans (7.25%)
American Express Co.                                   44,400        2,439,225
Household International, Inc.                          17,000          935,000
MBNA Corp.                                             48,650        1,797,009
                                                                  ------------
                                                                     5,171,234
                                                                  ------------
Finance - Investment Management (8.62%)
Amvescap Plc, American Depositary Receipts (ADR)
(United Kingdom)                                       53,000        2,305,500
Morgan Stanley Dean Witter & Co.                       24,000        1,902,000
Price (T. Rowe) Associates, Inc.                       46,000        1,944,218
                                                                  ------------
                                                                     6,151,718
                                                                  ------------
Insurance - Brokers (2.79%)
Marsh & McLennan Cos., Inc.                            17,000        1,989,000
                                                                  ------------
Insurance - Life (11.01%)
AFLAC, Inc.                                            37,000        2,670,938
American General Corp.                                 25,700        2,094,550
Protective Life Corp.                                  48,000        1,548,000
Reinsurance Group of America, Inc.                     43,500        1,544,250
                                                                  ------------
                                                                     7,857,738
                                                                  ------------
Insurance - Multi Line (3.29%)
Allmerica Financial Corp.                              15,600        1,131,000
Fortis (NL) NV (Netherlands)                           37,454        1,216,659
                                                                  ------------
                                                                     2,347,659
                                                                  ------------
Insurance - Property & Casualty (13.35%)
Ambac Financial Group, Inc.                            45,750        2,667,797
American International Group, Inc.                     25,625        2,525,664
MBIA, Inc.                                             29,000        2,149,625
XL Capital Ltd. (Class A)                              25,000        2,184,375
                                                                  ------------
                                                                     9,527,461
                                                                  ------------
Mortgage & RE Services (2.74%)
Fannie Mae                                             22,500        1,951,875
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $48,938,306)                                    (95.20%)      67,939,052
                                                                  ------------

                                        INTEREST     PAR VALUE
                                          RATE    (000s OMITTED)
                                        --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.91%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Date 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds, 6.750% thru 8.875%,  due
08-15-17 thru 08-15-26)  - Note B         5.95%        $3,504        3,504,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company  Daily
Interest Savings Account  Current Rate
5.20%                                                                      879
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (4.91%)       3,504,879
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.11%)      71,443,931
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.11%)         (77,335)
                                                    ---------     ------------
TOTAL NET ASETS                                      (100.00%)     $71,366,596
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)

-----------------------------------------------------------------------
The V.A. Financial Industries Fund invests primarily in equity securities in the financial sector in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at December 31, 2000 assigned to the various countries.

                               MARKET VALUE AS A %
COUNTRY DIVERSIFICATION        OF FUND NET ASSETS
-----------------------        ------------------
Italy                                        0.98%
Netherlands                                  1.70
Sweden                                       1.90
United Kingdom                               4.98
United States                               90.55
                                          -------
TOTAL INVESTMENTS                          100.11%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Regional Bank Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Regional Bank Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION, STATE                             SHARES            VALUE
--------------------------                       ------------     ------------
COMMON STOCKS
Superregional Banks (6.87%)
Mellon Financial Corp. (PA)                             8,500         $418,094
U.S. Bancorp (MN)                                       7,500          218,906
Wells Fargo & Co. (CA)                                  5,500          306,281
                                                                  ------------
                                                                       943,281
                                                                  ------------
Banks - Money Center (4.92%)
Chase Manhattan Corp. (The) (NY)                        7,000          318,062
Citigroup, Inc. (NY)                                    7,000          357,437
                                                                  ------------
                                                                       675,499
                                                                  ------------
Banks - United States (79.05%)
BancFirst Corp. (OK)                                    1,500           59,531
BancWest Corp. (HI)                                    16,000          418,000
BB&T Corp. (NC)                                         4,000          149,250
Cascade Bancorp (OR)                                   33,010          445,635
Chittenden Corp. (VT)                                   7,500          227,344
City National Corp. (CA)                                8,000          310,500
Comerica, Inc. (MI)                                     4,500          267,187
Commerce Bancshares, Inc. (MO)                         12,047          511,998
Community First Bankshares, Inc. (ND)                  10,000          188,750
Cullen/Frost Bankers, Inc. (TX)                         6,500          271,781
Fifth Third Bancorp (OH)                                8,592          513,372
Financial Institutions, Inc. (NY)                      19,750          266,625
First Midwest Bancorp., Inc. (IL)                       5,000          143,750
FirstMerit Corp. (OH)                                   5,000          133,672
Independent Bank Corp. (MI)                            23,887          471,768
M & T Bank Corp. (NY)                                   4,500          306,000
Marshall & Ilsley Corp. (WI)                            3,500          177,905
Mercantile Bankshares Corp. (MD)                        9,500          410,281
Mid-State Bancshares (CA)                              15,000          532,500
Mississippi Valley Bancshares, Inc. (MO)               10,350          304,031
National Commerce Bancorp. (TN)                        14,465          358,009
Northrim Bank (AK)                                     16,695          169,037
Pacific Capital Bancorp. (CA)                          13,500          379,688
PNC Financial Service Group (PA)                        3,500          255,719
Prosperity Bancshares, Inc. (TX)                       14,000          276,500
SJNB Financial Corp. (CA)                               8,000          292,000
SouthTrust Corp. (AL)                                   4,000          162,750
Southwest Bancorp. of Texas, Inc.* (TX)                 5,000          214,688
Sterling Bancshares, Inc. (TX)                         12,000          237,000
Summit Bancshares, Inc. (TX)                           14,800          320,975
Texas Regional Bancshares, Inc. (Class A) (TX)         11,000          357,500
Umpqua Holdings Corp. (OR)                             38,000          323,000
Valley National Bancorp. (NJ)                          15,700          523,006
Whitney Holding Corp. (LA)                              5,500          199,719
Yardville National Bancorp. (NJ)                       25,000          301,563
Zions Bancorp. (UT)                                     6,000          374,625
                                                                  ------------
                                                                    10,855,659
                                                                  ------------
Thrifts (4.19%)
Charter One Financial, Inc. (OH)                        6,017          173,741
First Financial Holdings, Inc. (SC)                    12,300          242,156
Warren Bancorp., Inc. (MA)                             20,000          160,000
                                                                  ------------
                                                                       575,897
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $10,935,579)                                    (95.03%)      13,050,336
                                                                  ------------

                                        INTEREST     PAR VALUE
ISSUER, DESCRIPTION                       RATE    (000s OMITTED)
-------------------                     --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.94%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B          5.95%         $679          679,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Current
Rate 5.20%                                                                 382
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (4.94%)         679,382
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (99.97%)      13,729,718
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.03%)           3,712
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $13,733,430
                                                    =========     ============

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Technology Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Technology Fund on December 31, 2000. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Computer - Graphics (1.34%)
Cadence Design Systems, Inc.*                           6,850         $188,375
                                                                  ------------
Computer - Internet Services (10.56%)
America Online, Inc.*                                  10,325          359,310
Art Technology Group, Inc.*                             3,800          116,138
Ask Jeeves, Inc.*                                       2,820            6,874
DoubleClick, Inc.*                                        700            7,700
Exodus Communications, Inc.*                            7,700          154,000
Exult, Inc.*                                            3,400           45,050
Genuity, Inc.*                                          5,000           25,312
Infospace, Inc.*                                        6,750           59,696
Inktomi Corp.*                                          2,975           53,178
Openwave Systems, Inc.*                                 2,600          124,638
Portal Software, Inc.*                                  3,300           25,884
RealNetworks, Inc.*                                     5,750           49,953
ScreamingMedia, Inc.*                                   8,350           25,050
TIBCO Software, Inc.*                                   2,500          119,844
VeriSign, Inc.*                                         2,300          170,631
VerticalNet, Inc.*                                      3,000           19,969
Viant Corp.*                                            1,700            6,747
Vignette Corp.*                                         6,250          112,500
                                                                  ------------
                                                                     1,482,474
                                                                  ------------
Computer - Local Networks (5.24%)
Cisco Systems, Inc.*                                   10,500          401,625
JNI Corp.*                                              3,300           74,869
Lucent Technologies, Inc.                               2,600           35,100
Network Appliance, Inc.*                                3,500          224,656
                                                                  ------------
                                                                       736,250
                                                                  ------------
Computer - Memory Devices (6.97%)
EMC Corp.*                                              6,600          438,900
Emulex Corp.*                                           2,400          191,850
VERITAS Software Corp.*                                 3,775          330,312
Western Digital Corp.*                                  6,950           16,941
                                                                  ------------
                                                                       978,003
                                                                  ------------
Computer - Micro/Macro (1.44%)
Dell Computer Corp.*                                    6,600          115,088
Gateway, Inc.*                                          4,800           86,352
                                                                  ------------
                                                                       201,440
                                                                  ------------
Computer - Services (0.64%)
Unisys Corp.*                                           6,150           89,944
                                                                  ------------
Computer - Software (17.35%)
BEA Systems, Inc.*                                      6,550          440,897
Citrix Systems, Inc.*                                  10,300          231,750
i2 Technologies, Inc.*                                  4,300          233,812
Mercury Interactive Corp.*                              6,075          548,269
Microsoft Corp.*                                        2,000           86,750
Oracle Corp.*                                          12,150          353,109
Networks Associates, Inc.*                              3,000           12,562
Parametric Technology Corp.*                            9,900          133,031
Rational Software Corp.*                                5,650          219,997
SmartForce Plc,* American Depositary Receipt
(ADR) (Ireland)                                         4,700          176,544
                                                                  ------------
                                                                     2,436,721
                                                                  ------------
Electronics - Components Misc. (5.37%)
Sanmina Corp.*                                          2,800          214,550
SCI Systems, Inc.*                                      3,800          100,225
Solectron Corp.*                                       12,950          439,005
                                                                  ------------
                                                                       753,780
                                                                  ------------
Electronics - Products Misc. (1.70%)
Aeroflex, Inc.*                                         8,300          239,273
                                                                  ------------
Electronics - Semiconductor Components (10.70%)
Altera Corp.*                                           2,650           69,728
Amkor Technology, Inc.*                                 3,250           50,426
Analog Devices, Inc.*                                   5,350          273,853
Applied Materials, Inc.*                                4,725          180,436
Applied Science & Technology, Inc.*                     1,200           14,400
ASM Lithography Holding N.V.* (Netherlands)             3,500           78,969
Atmel Corp.*                                           13,250          154,031
Cypress Semiconductor Corp.*                            4,750           93,516
Integrated Device Technology, Inc.*                     4,150          137,469
Intel Corp.                                             2,000           60,125
KLA-Tencor Corp.*                                       2,800           94,325
Micron Technology, Inc.                                 7,100          252,050
PRI Automation, Inc.*                                   2,300           43,125
                                                                  ------------
                                                                     1,502,453
                                                                  ------------
Fiber Optics (7.06%)
CIENA Corp.*                                            3,500          284,375
Corning, Inc.                                           5,900          311,594
Finisar Corp.*                                          7,050          204,450
JDS Uniphase Corp.*                                     3,100          129,231
Sycamore Networks, Inc.*                                1,650           61,462
                                                                  ------------
                                                                       991,112
                                                                  ------------
Media - Radio/TV (0.36%)
Infinity Broadcasting Corp. (Class A)*                  1,800           50,287
                                                                  ------------
Telecom - Equipment (4.91%)
Advanced Fibre Communications, Inc.*                    4,150           74,959
ANTEC Corp.*                                            1,220            9,646
Nokia Corp. (ADR) (Finland)                             5,750          250,125
Nortel Networks Corp. (Canada)                          6,400          205,200
QUALCOMM, Inc.*                                         1,550          127,391
Tut Systems, Inc.*                                      2,750           22,687
                                                                  ------------
                                                                       690,008
                                                                  ------------
Telecom - Services (1.44%)
Global Crossing Ltd.* (Bermuda)                         9,250          132,391
Global Light Telecommunications, Inc.* (Canada)         1,600            6,960
Metromedia Fiber Network, Inc. (Class A)*               5,300           53,663
Primus Telecommunications Group, Inc. *                 4,250            9,828
                                                                  ------------
                                                                       202,842
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $14,432,054)                                     (75.08%)     10,542,962
                                                                  ------------

                                        INTEREST     PAR VALUE
                                          RATE    (000s OMITTED)
                                        --------  --------------
SHORT-TERM INVESTMENTS
Government - U.S. Agencies (10.68%)
FHLMC Discount Note Due 01-02-01          5.05%       $1,500         1,499,369
                                                                  ------------
Joint Repurchase Agreement (19.57%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B         5.95         2,748         2,747,789
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      792
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                         (30.25%)        4,247,950
                                                   ---------      ------------
TOTAL INVESTMENTS                                   (105.33%)       14,790,912
                                                   ---------      ------------
OTHER ASSETS AND LIABILITIES, NET                     (5.33%)         (748,868)
                                                   ---------      ------------
TOTAL NET ASSETS                                    (100.00%)      $14,042,044
                                                   =========      ============

* Non-income producing security

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




Portfolio Concentration
December 31, 2000 (Unaudited)

-----------------------------------------------------------------------
The V.A. Technology Fund invests primarily in equity securities of technology companies in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at December 31, 2000 assigned to the various countries.

                               MARKET VALUE AS A %
COUNTRY DIVERSIFICATION        OF FUND NET ASSETS
-----------------------        ------------------
Bermuda                                      0.94%
Canada                                       1.51
Finland                                      1.78
Ireland                                      1.26
Netherlands                                  0.56
United States                               99.28
                                          -------
TOTAL INVESTMENTS                          105.33%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Bond Fund

Schedule of Investments
December 31, 2000
--------------------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Bond Fund on December 31, 2000. It is divided into three main categories: bonds, warrants and short-term investments. Bonds and warrants are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                         INTEREST    CREDIT         PAR VALUE           MARKET
ISSUER, DESCRIPTION                                          RATE    RATING*    (000s OMITTED)           VALUE
--------------------------                               --------    -------    --------------   -------------
BONDS
Aerospace (0.70%)
Lockheed Martin Corp.,
Bond 12-01-29                                              8.500%     BBB-               $75           $84,880
Raytheon Co.,
Note 03-01-03                                              7.900      BBB-                40            41,017
Note 03-01-10                                              8.300      BBB-                45            49,135
                                                                                                 -------------
                                                                                                       175,032
                                                                                                 -------------
Automobile/Trucks (0.66%)
ERAC USA Finance Co.,
Note 02-15-05 (R)                                          6.625      BBB+                19            18,426
Note 12-15-09 (R)                                          7.950      BBB+                35            36,094
Ford Capital B.V.,
Gtd Deb (Netherlands)  05-15-02 (Y)                        9.875      A                   50            52,044
Ford Motor Co.,
Note 07-16-31                                              7.450      A                   65            60,161
                                                                                                 -------------
                                                                                                       166,725
                                                                                                 -------------
Banks - Foreign (0.83%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom)  10-15-04 (Y)                    8.200      AA-                 30            31,849
Royal Bank of Scotland Plc,
Bond (United Kingdom)  03-31-05 (Y)                        8.817      A-                  30            31,641
Scotland International Finance No. 2,
B.V., Gtd Sub Note (Netherlands)  11-01-06 (R) (Y)         8.850      A                   95           104,251
UBS PFD Funding Trust I,
Gtd Bond 10-01-49                                          8.622#     AA-                 40            41,905
                                                                                                 -------------
                                                                                                       209,646
                                                                                                 -------------
Banks - United States (0.94%)
Bank of America Corp.,
Jr Sub Note 02-15-10                                       7.800      A                   60            62,441
Bank of New York,
Cap Security 12-01-26 (R)                                  7.780      A-                  50            46,179
BNP Paribas Capital Trust,
Sub Note 12-27-49 (R)                                      9.003#     A-                  45            46,849
National Westminster Bank Plc --
New York Branch, Sub Note 05-01-01                         9.450      A+                   5             5,041
NB Capital Trust IV,
Gtd Cap Security 04-15-27                                  8.250      A-                  20            18,837
RBSG Capital Corp.,
Gtd Cap Note 03-01-04                                     10.125      A                   15            16,467
Security Pacific Corp.,
Sub Note 03-01-01                                         11.000      A                   40            40,260
                                                                                                 -------------
                                                                                                       236,074
                                                                                                 -------------
Beverages (0.12%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C 12-15-03                                 8.750      B+                  30            29,700
                                                                                                 -------------
Chemicals (0.17%)
Akzo Nobel, Inc.,
Bond 11-15-03 (R)                                          6.000      A-                  45            43,614
                                                                                                 -------------
Cosmetics & Personal Care (0.19%)
Procter & Gamble Co.,
Deb 01-15-26                                               6.450      AA                  50            47,919
                                                                                                 -------------
Energy (0.63%)
Enron Corp.,
Note 08-15-05 (R)                                          8.000      BBB+                60            62,402
MidAmerican Energy Holdings,
Sr Bond 09-15-28                                           8.480      BBB-                60            64,901
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                                 9.625      B                   30            30,000
                                                                                                 -------------
                                                                                                       157,303
                                                                                                 -------------
Finance (4.32%)
Boeing Capital Corp.,
Sr Note 09-27-10                                           7.375      AA-                 60            64,577
Bombardier Capital, Inc.,
Note 01-15-02 (R)                                          6.000      A-                  30            29,859
Citigroup, Inc.,
Sub Note 10-01-10                                          7.250      A+                  85            87,958
EES Coke Battery Co., Inc.,
Sr Sec Note Ser A 04-15-02 (R)                             7.125      BBB                  3             3,194
Ford Credit Auto Owner Trust,
Pass Thru Ctf Ser 2000-F Class A-3  11-15-04               6.580      AAA                115           116,905
Ford Motor Credit Co.,
Note 04-28-03                                              6.125      A                   35            34,771
General Electric Capital Corp.,
Med Term Note Ser A 11-15-10                               6.875      AAA                 65            68,044
General Motors Acceptance Corp.,
Note 07-15-05                                              7.500      A                   60            61,726
Household Finance Corp.,
Note 11-01-02                                              5.875      A                   70            69,431
Sr Unsub Note 02-01-09                                     5.875      A                   30            27,572
HSBC Capital Funding, L.P.,
Gtd Note (Channel Islands)  12-31-49 (R) (Y)               9.547#     A-                  55            60,338
ING Capital Funding Trust III,
Gtd Trust Preferred Security  12-31-49                     8.439#     A                   50            50,756
Marlin Water Trust/Marlin Water
Capital Corp., Sr Sec Note 12-15-01 (R)                    7.090      BBB                 30            30,039
Midland Funding Corp. I,
Deb Ser C-94 07-23-02                                     10.330      BBB-                 7             6,882
Sec Deb Ser C-91 07-23-02                                 10.330      BBB-                 9             9,584
Midland Funding Corp. II,
Deb Ser A 07-23-05                                        11.750      BB+                 65            68,843
MMCA Automobile Trust,
Pass Thru Ctf Ser 2000-2 Class A-4  06-15-05               6.860      AAA                100           102,182
Nisource Finance Corp.,
Gtd Bond 11-15-10 (R)                                      7.875      BBB                 55            57,528
Spear Leeds & Kellogg, L.P.,
Note 08-15-05 (R)                                          8.250      A+                  40            42,393
Toyota Auto Receivables Owner Trust,
Asset Backed Note Ser 2000-B  Class A-4 04-15-07           6.800      AAA                 90            91,800
Yanacocha Receivables Master Trust,
Pass Thru Cert Ser 1997-A  06-15-04 (R)                    8.400      BBB-                 3             2,972
                                                                                                 -------------
                                                                                                     1,087,354
                                                                                                 -------------
Food (0.20%)
Earthgrains Co. (The),
Note 08-01-03                                              8.375      BBB                 50            50,665
                                                                                                 -------------
Government - Foreign (0.39%)
Nova Scotia, Province of,
Deb (Canada) 11-15-19 (Y)                                  8.250      A-                  20            23,285
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                                  7.500      A+                  70            74,704
                                                                                                 -------------
                                                                                                        97,989
                                                                                                 -------------
Government - U.S. (36.85%)
United States Treasury,
Bond 08-15-17                                              8.875      AAA                482           655,144
Bond 02-15-23                                              7.125      AAA              1,360         1,620,522
Bond 08-15-29                                              6.125      AAA                230           250,162
Note 08-15-03                                              5.750      AAA              1,665         1,689,192
Note 02-15-05                                              7.500      AAA              1,025         1,114,524
Note 07-15-06                                              7.000      AAA              1,142         1,242,998
Note 05-15-08                                              5.625      AAA              2,375         2,437,344
Note 08-15-10                                              5.750      AAA                255           267,232
                                                                                                 -------------
                                                                                                     9,277,118
                                                                                                 -------------
Government - U.S. Agencies (24.03%)
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 12-01-12                               6.500      AAA                 31            31,120
15 Yr Pass Thru Ctf 11-01-14                               7.000      AAA                 52            53,032
30 Yr Pass Thru Ctf 06-01-29                               6.000      AAA                 19            18,200
Note 04-15-03                                              5.750      AAA                310           310,629
Note 09-15-09                                              6.625      AAA                780           812,783
Note 01-15-30                                              7.125      AAA                240           268,649
Pass Thru Ctf Ser 1997-M8 Class A-1  01-25-22              6.940      AAA                  3             2,684
Government National Mortgage Assn.,
30 Yr Pass thru Ctf 07-15-26                               8.000      AAA                 23            23,747
30 Yr Pass Thru Ctf  04-15-28 to 06-15-29                  6.500      AAA              3,153         3,117,377
30 Yr Pass Thru Ctf  06-15-28 to 07-15-29                  7.000      AAA              1,284         1,289,673
30 Yr Pass Thru Ctf  10-15-29 to 10-15-30                  7.500      AAA                118           120,016
                                                                                                 -------------
                                                                                                     6,047,910
                                                                                                 -------------
Insurance (0.61%)
AXA, Sub Note (France) 12-15-30 (Y)                        8.600      A-                  50            51,815
Equitable Life Assurance Society USA,
Surplus Note 12-01-05 (R)                                  6.950      A+                  15            15,099
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                  7.625      AA                   5             4,928
MONY Group, Inc. (The),
Sr Note 12-15-05                                           7.450      A-                  30            30,447
New York Life Insurance Co.,
Surplus Note 12-15-23 (R)                                  7.500      AA-                  5             4,449
Sun Canada Financial Co.,
Gtd Sub Note 12-15-07 (R)                                  6.625      AA-                 20            19,732
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                       7.875      A-                  25            25,989
                                                                                                 -------------
                                                                                                       152,459
                                                                                                 -------------
Leisure (0.31%)
HMH Properties, Inc.,
Gtd Sr Note Ser A 08-01-05                                 7.875      BB                  30            28,875
MGM Mirage, Inc.,
Gtd Sr Note 09-15-10                                       8.500      BBB-                30            30,749
Waterford Gaming LLC/Waterford
Gaming Finance Corp., Sr Note 03-15-10 (R)                 9.500      B+                  20            19,100
                                                                                                 -------------
                                                                                                        78,724
                                                                                                 -------------
Media (2.27%)
Adelphia Communications Corp.,
Sr Note Ser B 10-01-02                                     9.250      B+                  17            16,405
Sr Note Ser B 07-15-03                                     8.125      B+                  15            13,931
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)  07-15-09 (Y)                 8.200      BB+                 40            37,638
Clear Channel Communications, Inc.,
Note 06-15-05                                              7.875      BBB-                40            41,337
Continental Cablevision, Inc.,
Sr Note 05-15-06                                           8.300      A                   60            62,316
CSC Holdings, Inc.,
Sr Note Ser B 07-15-09                                     8.125      BB+                 55            55,525
Sr Sub Deb 05-15-16                                       10.500      BB-                 20            21,900
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                       8.625      B+                  45            40,725
Jones Intercable, Inc.,
Sr Note 04-15-08                                           7.625      BBB                 90            91,301
Lenfest Communications, Inc.,
Sr Note 11-01-05                                           8.375      BBB                 40            42,822
Mediacom LLC/Mediacom Capital Corp.,
Sr Note Ser B 04-15-08                                     8.500      B+                  20            18,300
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                        8.250      BBB-                20            18,418
TCI Communications, Inc.,
Sr Deb 02-15-26                                            7.875      A                   45            42,261
Time Warner, Inc.,
Deb 01-15-13                                               9.125      BBB                 58            67,415
                                                                                                 -------------
                                                                                                       570,294
                                                                                                 -------------
Medical (0.46%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                             10.750      B+                  37            35,520
Fresenius Medical Care
Capital Trust II, Gtd Trust  Preferred Security
02-01-08                                                   7.875      B+                  10             9,225
HCA - The Healthcare Co.,
Note 09-01-10                                              8.750      BB+                 20            21,050
Quest Diagnostics, Inc.,
Sr Sub Note 12-15-06                                      10.750      B+                  23            24,495
Tenet Healthcare Corp.,
Sr Note 01-15-05                                           8.000      BB+                 25            25,313
                                                                                                 -------------
                                                                                                       115,603
                                                                                                 -------------
Metal (0.32%)
WMC Finance (USA), Ltd.,
Gtd Note (Australia) 11-15-03 (Y)                          6.500      A                   80            80,029
                                                                                                 -------------
Mortgage Banking (5.52%)
AMRESCO Residential Securities Corp.
Mortgage Loan Trust, Pass Thru Ctf  Ser 1998-1
Class A-6 08-25-27                                         6.510      AAA                150           149,555
Citibank Credit Card Master Trust I,
Class A Credit Card Part Cert  Ser 1997-2
02-15-04                                                   6.550      AAA                130           130,650
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-08              6.790      Aaa                 73            74,577
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5  08-15-25               8.100      AAA                 10            10,063
Credit Suisse First Boston Mortgage
Securities Corp.,
Commercial Mtg Pass Thru Ctf
Ser 1998-C1 Class A-1A 12-17-07                            6.260      AAA                 20            20,221
EQCC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-3 Class A-9  02-15-29               6.570      AAA                145           144,297
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1997-C1 Class A-2  09-15-06              6.853      Aaa                 50            50,953
Pass Thru Ctf Ser 1997-C2 Class A-3  11-15-07              6.566      Aaa                175           174,631
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-4  03-20-25               6.600      AAA                 15            14,864
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-07              6.410      Aaa                 52            51,851
Money Store Home Equity Trust (The),
Pass Thru Ctf Ser 1997-D Class AF-7  12-15-38              6.485      AAA                 16            15,840
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1997-WF1 Class A-1  10-15-06
(R)                                                        6.830      AAA                228           230,773
Pass Thru Ctf Ser 1999-CAM1 Class A-3  11-15-08            6.920      AAA                140           143,866
Salomon Brothers Mortgage Securities
VII, Inc., Mtg Pass Thru Ctf  Ser 1997-HUD2 Class
A-2 07-25-24                                               6.750      Aaa                  6             5,987
Saxon Asset Securities Trust,
Pass Thru Ctf Ser 2000-2 Class AF-2  06-25-15              7.965      AAA                105           106,805
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-A1 Class A-8  06-15-28              7.220      AAA                  9             9,103
Pass Thru Ctf Ser 1997-B Class A-6  10-15-28               6.900      AAA                 55            55,453
                                                                                                 -------------
                                                                                                     1,389,489
                                                                                                 -------------
Oil & Gas (1.90%)
Alberta Energy Co., Ltd.,
Note (Canada) 09-15-30 (Y)                                 8.125      BBB+                45            48,028
Amerada Hess Corp.,
Bond 10-01-29                                              7.875      BBB+                70            73,390
Apache Finance Canada Corp.,
Note (Canada) 12-15-29 (Y)                                 7.750      BBB+                75            79,207
El Paso Energy Corp.,
Med Term Note 10-15-30                                     8.050      BBB                 75            78,926
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                              6.875      BBB                 40            39,697
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                           10.125      BBB-                15            17,837
Ocean Energy, Inc.,
Gtd Sr Sub Note Ser B 07-15-07                             8.875      BB+                 20            20,700
Petroleum Geo-Services ASA,
Sr Note (Norway) 03-30-28 (Y)                              7.125      BBB                 50            40,692
Santa Fe Snyder Corp.,
Sr Sub Note 06-15-07                                       8.750      BBB+                20            21,132
Tosco Corp.,
Note 02-15-30                                              8.125      BBB                 55            59,173
                                                                                                 -------------
                                                                                                       478,782
                                                                                                 -------------
Paper & Paper Products (0.19%)
International Paper Co.,
Note 07-08-05 (R)                                          8.125      BBB+                45            46,637
                                                                                                 -------------
Real Estate Investment Trust (0.57%)
American Health Properties, Inc.,
Note 01-15-07                                              7.500      BBB-                20            19,080
Cabot Industrial Properties, L.P.,
Note 05-01-04                                              7.125      BBB-                25            24,925
Camden Property Trust,
Sr Note 04-15-04                                           7.000      BBB                 30            29,801
Liberty Property, L.P.,
Med Term Note 06-05-02                                     6.600      BBB-                40            41,037
ProLogis Trust,
Sr Note 04-15-04                                           6.700      BBB+                25            24,756
TriNet Corporate Realty Trust, Inc.,
Note 05-15-01                                              7.300      BB                   5             4,913
                                                                                                 -------------
                                                                                                       144,512
                                                                                                 -------------
Telecommunications (2.01%)
BellSouth Capital Funding Corp.,
Deb 02-15-30                                               7.875      AA-                 50            51,556
Clearnet Communications, Inc.,
Sr Disc Note, Step Coupon
(10.125%, 05-01-04) (Canada)

05-01-09 (A) (Y)                                            Zero      B3                  30            24,000
Cox Communications, Inc.,
Note 11-01-10                                              7.750      BBB                 40            41,321
Dominion Resources, Inc.,
Sr Note Ser A 06-15-10                                     8.125      BBB+                60            65,217
LCI International, Inc.,
Sr Note 06-15-07                                           7.250      BBB+                30            29,978
McLeodUSA, Inc.,
Sr Note 11-01-08                                           9.500      B+                  25            22,750
MetroNet Communications Corp.,
Sr Note (Canada) 08-15-07 (Y)                             12.000      BBB                 15            16,500
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                    11.500      B                   40            35,600
Qwest Capital Funding, Inc.,
Gtd Note 07-15-28                                          6.875      BBB+                65            57,407
TeleCorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon
(11.625%, 04-15-04)
04-15-09 (A)                                                Zero      B3                  25            17,000
Verizon Global Funding Corp.,
Bond 12-01-30 (R)                                          7.750      A+                  70            72,073
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                          11.500      CCC+                20            21,950
Sr Note 11-15-09                                          10.375      B-                  10            10,775
WorldCom, Inc.,
Note 05-15-06                                              8.000      A-                  40            40,864
                                                                                                 -------------
                                                                                                       506,991
                                                                                                 -------------
Transportation (2.55%)
America West Airlines,
Pass Thru Ctf Ser 1996-1B  01-02-08                        6.930      A-                   3             3,290
Burlington Northern & Santa Fe
Railway Co., Deb 08-15-30                                  7.950      BBB+                70            72,758
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C  06-30-04                        7.206      BBB                102           101,835
Pass Thru Ctf Ser 1999-1A  02-02-19                        6.545      AA+                 58            56,722
Delta Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1  Class A-2 11-18-10               7.570      AAA                 45            47,655
Northwest Airlines, Inc.,
Gtd Note 03-15-04                                          8.375      BB                  25            24,536
Pass Thru Ctf Ser 1996-1D  01-02-15                        8.970      BBB-                 5             4,772
NWA Trust,
Sr Note Ser A 12-21-12                                     9.250      AA                  37            41,165
Railcar Trust No. 1992-1,
Pass Thru Ser 1992-1 Class A  06-01-04                     7.750      AAA                 61            62,568
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1 Class A-1  01-01-14               7.783      AAA                 75            78,191
Pass Thru Ctf Ser 2000-2 Class A-1  04-01-12               7.032      AAA                 70            70,398
US Airways, Inc.,
Pass Thru Ctf Ser 1989-A2  01-01-13                        9.820      BB-                 40            35,650
Pass Thru Ctf Ser 1990-A1  03-19-05                       11.200      BB-                 35            35,994
Wisconsin Central Transportation Corp.,
Note 04-15-08                                              6.625      BBB-                 8             7,479
                                                                                                 -------------
                                                                                                       643,013
                                                                                                 -------------
Utilities (5.53%)
AES Corp.,
Sr Note 06-01-09                                           9.500      BB                  35            36,225
Sr Note 09-15-10                                           9.375      BB                  20            20,350
Sr Sub Note 07-15-06                                      10.250      B+                  10            10,400
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A  01-02-17                         9.000      BBB-                25            25,755
Avon Energy Partners Holdings,
Sr Note (United Kingdom)  12-11-02 (R) (Y)                 6.730      BBB+                40            39,693
Beaver Valley Funding Corp.,
Deb 06-01-07                                               8.625      BB-                 60            62,145
Sec Lease Oblig Bond 06-01-17                              9.000      BB-                 23            25,081
BVPS II Funding Corp.,
Collateralized Lease Bond  06-01-17                        8.890      BB-                  5             5,512
Calpine Corp.,
Sr Note 08-15-05                                           8.250      BB+                 70            71,004
Sr Note 04-01-08                                           7.875      BB+                 15            14,700
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                     9.500      BB+                 45            46,575
Sr Sec Note Ser D 11-01-17                                 7.880      BB+                 20            20,401
CMS Energy Corp.,
Sr Note 05-15-02                                           8.125      BB                  60            60,023
Sr Note 10-15-07                                           9.875      BB                  15            15,563
Sr Note Ser B 01-15-04                                     6.750      BB                  55            51,975
Connecticut Light & Power Co.,
1st Mtg Ser C 06-01-02                                     7.750      BBB-                45            45,177
East Coast Power LLC,
Sr Sec Note 03-31-12                                       7.066      BBB-                30            28,730
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                     10.250      BBB-                38            42,370
GG1B Funding Corp.,
Deb 01-15-11                                               7.430      BBB-                25            24,523
Hydro-Quebec,
Gtd Bond (Canada) 02-01-21 (Y)                             9.400      A+                  30            37,800
Gtd Bond Ser HY (Canada)  01-15-22 (Y)                     8.400      A+                  20            23,636
Iberdrola International B.V.,
Note 10-01-02                                              7.500      AA-                 35            35,833
Keyspan Corp.,
Note 11-15-10                                              7.625      A                   45            47,768
Long Island Lighting Co.,
Deb 03-15-23                                               8.200      A-                  40            39,800
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                      8.770      BBB                 44            46,317
North Atlantic Energy Corp.,
1st Mtg Ser A 06-01-02                                     9.050      BB+                 15            15,211
Northeast Utilities,
Note Ser A 12-01-06                                        8.580      BB+                  6             6,366
PECO Energy Transition Trust,
Pass Thru Ctf Ser 1999-A Class A-6  03-01-09               6.050      AAA                 35            34,627
Pass Thru Ctf Ser 2000-A Class A-3  03-01-10               7.625      AAA                125           134,541
Pinnacle One Partners, L.P.,
Sr Note 08-15-04 (R)                                       8.830      BBB-                25            25,657
PNPP II Funding Corp.,
Deb 05-30-16                                               9.120      BB-                 40            43,271
Puget Sound Energy, Inc.,
1st Mtg Med Term Note Ser C  02-01-11                      7.690      A-                  40            41,786
Sierra Pacific Resources,
Note 05-15-05                                              8.750      BBB                 45            47,163
TXU Corp.,
Gtd Note 01-30-37                                          8.175      BBB-                35            33,121
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond  01-02-17                             8.090      BBB-                61            63,217
Xcel Energy, Inc.,
Sr Note 12-01-10                                           7.000      BBB+                70            70,075
                                                                                                 -------------
                                                                                                     1,392,391
                                                                                                 -------------
TOTAL BONDS
(Cost $22,605,396)                                                                   (92.27%)       23,225,973
                                                                                   ---------     -------------

                                                                                     NUMBER
                                                                                  OF WARRANTS
                                                                                  -----------
WARRANTS
Telecommunications (0.00%)
MetroNet Communications Corp.  (Canada) (R) (Y) *                                          5               475
                                                                                                 -------------
TOTAL WARRANTS
(Cost $51)                                                                            (0.00%)              475
                                                                                   ---------     -------------

                                                                    INTEREST      PAR VALUE
                                                                      RATE     (000s OMITTED)
                                                                   ---------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.38%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B                                     5.950%          $1,606        $1,606,000
                                                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                                      749
                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                                                          (6.38%)        1,606,749
                                                                                   ---------      ------------
TOTAL INVESTMENTS                                                                    (98.65%)       24,833,197
                                                                                   ---------      ------------
OTHER ASSETS AND LIABILITIES, NET                                                     (1.35%)          339,520
                                                                                   ---------      ------------
TOTAL NET ASSETS                                                                    (100.00%)      $25,172,717
                                                                                   =========      ============

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,088,743 or 4.33% of net assets as of December 31, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

  * Non-income producing security.

 ** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

  # Represents rate in effect on December 31, 2000.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

Schedule of Investments
December 31, 2000
-----------------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. High Yield Bond Fund on December 31, 2000. It is divided into four main categories: bonds, common stocks, pre ferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group. Short-term invest ments, which represent the Fund's
"cash" position, are  listed last.

                                                    INTEREST      CREDIT       PAR VALUE            MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*  (000s OMITTED)            VALUE
------------------------------------------         ---------  ----------  --------------     -------------
BONDS
Aerospace (0.06%)
Compass Aerospace Corp.,
Gtd Sr Sub Note Ser D 04-15-05                        10.125%     CCC-               $25            $4,250
                                                                                             -------------
Agricultural Operations (0.03%)
Iowa Select Farms L.P./ISF Finance, Inc.,
Sr Sub Note 12-01-05 (B) (R)                          10.750      D                   10             2,200
                                                                                             -------------
Automobile/Trucks (0.91%)
AM General Corp.,
Sr Note Ser B 05-01-02                                12.875      B                   50            46,500
J.B. Poindexter & Co., Inc.,
Sr Note 05-15-04                                      12.500      B                   25            19,500
                                                                                             -------------
                                                                                                    66,000
                                                                                             -------------
Building (0.24%)
Amatek Industries Property Ltd.,
Sr Sub Note (Australia)  02-15-08 (Y)                 12.000      B                   25            17,000
                                                                                             -------------
Business Services - Misc. (0.19%)
AP Holdings, Inc.,
Sr Disc Note, Step Coupon (11.25%, 03-15-03)
03-15-08 (A)                                            Zero      CCC+               200            14,000
                                                                                             -------------
Chemicals (2.87%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                  10.125      B+                 100            95,000
Huntsman ICI Holdings LLC,
Sr Disc Note 12-31-09                                   Zero      B+                  75            20,531
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                        10.625      B+                 125            91,250
                                                                                             -------------
                                                                                                   206,781
                                                                                             -------------
Consumer Products Misc. (0.82%)
Diamond Brands Operating Corp.,
Sr Sub Note 04-15-08                                  10.125      CCC                100            40,000
Indesco International, Inc.,
Sr Sub Note 04-15-08                                   9.750      D                  100            19,000
                                                                                             -------------
                                                                                                    59,000
                                                                                             -------------
Containers (3.71%)
Gaylord Container Corp.,
Sr Note Ser B 06-15-07                                 9.375      B-                  15             9,450
Sr Sub Note Ser B 02-15-08                             9.875      CCC+               100            40,000
Kappa Beheer B.V.,
Sr Sub Bond (Netherlands)  07-15-09 (Y)               10.625      B                   75            75,750
Sr Sub Bond, Step Coupon (12.50%, 07-15-04)
(Netherlands) 07-15-09  (A) (E)                         Zero      B                  100            64,232
Riverwood International Corp.,
Gtd Sr Sub Note 04-01-08                              10.875      CCC+                20            17,900
Stone Container Corp.,
Unit (Sr Sub Deb & Supplemental  Int Cert)
04-01-02                                              12.250      B-                  60            60,600
                                                                                             -------------
                                                                                                   267,932
                                                                                             -------------

Cosmetics & Personal Care (0.08%)
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)                              11.000      D                   75             6,000
                                                                                             -------------
Diversified Operations (0.84%)
Diamond Holdings Plc,
Bond (United Kingdom)  02-01-08 #                     10.000      B-                  50            60,462
                                                                                             -------------
Energy (1.48%)
AEI Resources, Inc./AEI Resources Holdings, Inc.,
Gtd Note 12-15-05 (R)                                 10.500      CCC-                75             6,750
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                             9.625      B                  100           100,000
                                                                                             -------------
                                                                                                   106,750
                                                                                             -------------
Food (3.11%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                  11.875      B                  100            66,500
Mastellone Hermanos S.A.,
Sr Note (Argentina) 04-01-08 (Y)                      11.750      B+                 125            86,250
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)                                  13.000      Caa2               120            72,000
                                                                                             -------------
                                                                                                   224,750
                                                                                             -------------
Insurance (0.62%)
Willis Corroon Corp.,
Gtd Sr Sub Note 02-01-09                               9.000      B+                  50            44,750
                                                                                             -------------
Leisure (2.02%)
Claridge Hotel & Casino Corp.,
1st Mtg Note 02-01-02 (B)                             11.750      Ca1                 50            35,000
Fitzgeralds Gaming Corp.,
Gtd Sr Sec Note Ser B  12-15-04 (B)                   12.250      Caa1                50            28,000
Production Resource Group LLC,
Sr Sub Note 01-15-08                                  11.500      CCC-                25             5,250
SC International Services, Inc.,
Sr Sub Note Ser B 09-01-07                             9.250      B                   30            28,500
Trump Atlantic City Associates,
1st Mtg Note 05-01-06                                 11.250      B-                  75            49,125
                                                                                             -------------
                                                                                                   145,875
                                                                                             -------------
Machinery (0.23%)
Glasstech, Inc.,
Sr Note Ser B 07-01-04                                12.750      B3                  25            16,250
                                                                                             -------------
Manufacturing (0.17%)
ICON Health & Fitness, Inc.,
Gtd Note 09-27-05                                     12.000      B                   22            12,210
                                                                                             -------------

Media (3.31%)
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon (12.625%,
03-01-03)  03-01-08 (A)                                 Zero      B-                  50            20,000
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                12.500      CCC+                35            36,400
Regional Independent Media Group Plc,
Sr Disc Note, Step Coupon (12.875%, 07-01-03)
(United Kingdom)  07-01-08 (A) #                        Zero      B-                  20            23,737
Sr Note (United Kingdom)  07-01-08 (Y)                10.500      B-                   5             5,112
Sirius Satellite Radio, Inc.,
Sr Disc Note, Step Coupon (15.00%, 12-01-02)
12-01-07 (A)                                            Zero      CCC+               110            45,100
United International Holdings, Inc.,
Sr Disc Note, Step Coupon (10.75%, 02-15-03)
02-15-08 (A)                                            Zero      B-                  75            29,250
XM Satellite Radio, Inc.,
Sr Sec Note 03-15-10                                  14.000      CCC+               150            79,500
                                                                                             -------------
                                                                                                   239,099
                                                                                             -------------
Medical (0.55%)
Total Renal Care Holdings, Inc.,
Conv Sub Note 05-15-09 (R)                             7.000      B-                  50            39,375
                                                                                             -------------
Metal (6.38%)
Apatief Freeport Finance Co. B.V. (P.T.),
Sr Note 04-15-01                                       9.750      CCC+               280           263,200
Doe Run Resources Corp.,
Gtd Sr Note Ser B 03-15-03                            13.070***   B-                  25            12,500
Gtd Sr Note Ser B 03-15-05                            11.250      B-                  10             5,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 11-15-06                                       7.500      CCC+                75            44,250
Golden Northwest Aluminum, Inc.,
1st Mtg Note 12-15-06                                 12.000      BB-                 25            22,250
Great Lakes Acquisition Corp.,
Sr Disc Deb, Step Coupon (13.125%, 05-15-03)
05-15-09 (A)                                            Zero      B-                 200            36,000
TVX Gold, Inc.,
Conv Sub Note (Canada)  03-28-02 (Y)                   5.000      B-                 100            77,000
                                                                                             -------------
                                                                                                   460,200
                                                                                             -------------
Oil & Gas (8.99%)
Comstock Resources, Inc.,
Gtd Sr Note 05-01-07                                  11.250      B                   75            77,438
Giant Industries, Inc.,
Sr Sub Note 11-15-03                                   9.750      B+                  25            24,312
Gothic Production Corp.,
Sr Sec Note Ser B 05-01-05                            11.125      CCC                100           107,000
Key Energy Services, Inc.,
Conv Sub Note 09-15-04                                 5.000      B3                 143           120,120
Conv Sub Note 09-15-04 (R)                             5.000      B3                  80            67,200
Sr Sub Note Ser B 01-15-09                            14.000      B-                 100           113,750
Mariner Energy, Inc.,
Sr Sub Note Ser B 08-01-06                            10.500      B-                  10             9,600
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)  06-01-08 (Y)                10.250      B-                  55            48,400
Universal Compression, Inc.,
Sr Disc Note, Step Coupon (9.875%, 02-15-03)
02-15-08 (A)                                            Zero      B                  100            81,000
                                                                                             -------------
                                                                                                   648,820
                                                                                             -------------
Paper & Paper Products (3.25%)
APP China Group Ltd.,
Unit (Sr Disc Note & Warrant)  (Indonesia)
03-15-10 (R) (Y)                                      14.000      CCC+               250            95,000
APP Finance (VII) Mauritius Ltd.,
Gtd Note (Indonesia)  04-30-03 (R) (Y)                 3.500      CCC+                10             3,100
Grupo Industrial Durango, S.A.,
Note (Mexico) 08-01-03 (Y)                            12.625      BB-                125           126,563
Sappi BVI Finance Ltd.,
Gtd Conv Bond (South Africa)  08-01-02 (R) (Y)         7.500      BB-                 10             9,745
                                                                                             -------------
                                                                                                   234,408
                                                                                             -------------
Real Estate Operations (0.01%)
Signature Resorts, Inc.,
Conv Sub Note 01-15-07 (B)                             5.750      Caa1                35               875
                                                                                             -------------
Retail (0.73%)
Imperial Home Decor Group, Inc,
Gtd Sr Sub Note 03-15-08 (B)                          11.000      C                  125               625
SpinCycle, Inc.,
Sr Disc Note, Step Coupon (12.75%, 05-01-01)
05-01-05 (A)                                            Zero      CCC+                25             7,250
St. John Knits International, Inc.,
Sr Sub Note 07-01-09                                  12.500      B-                  50            45,000
                                                                                             -------------
                                                                                                    52,875
                                                                                             -------------
Steel (1.19%)
Gulf States Steel, Inc. of Alabama,
1st Mtg Bond 04-15-03 (B)                             13.500      Caa3               100               250
LTV Corp. (The),
Gtd Sr Sub Note 11-15-09                              11.750      B                   50             7,750
Metallurg Holdings, Inc.,
Sr Disc Note, Step Coupon (12.75%, 07-15-03)
07-15-08 (A)                                            Zero      CCC+                50            12,500
Metallurg, Inc.,
Gtd Sr Note Ser B 12-01-07                            11.000      B-                  30            23,400
NSM Steel, Inc./NSM Steel Ltd.,
Gtd Sr Sub Mtg Note Ser B  02-01-08 (B) (R)           12.250      D                   75               750
Oregon Steel CF&I,
Note 03-31-03 (r)                                      9.500      B                   56            41,218
                                                                                             -------------
                                                                                                    85,868
                                                                                             -------------
Telecommunications (10.68%)
AMSC Acquisition Co., Inc.,
Sr Note Ser B 04-01-08                                12.250      B-                  40            17,600
CTI Holdings S.A.,
Sr Note, Step Coupon (11.25%, 04-15-03)
(Argentina) 04-15-08 (A) (Y)                            Zero      B                   75            28,500
Esprit Telecom Group Plc,
Sr Note (Germany) 06-15-08 #                          11.000      BB-                 40               192
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                         14.250      B+                  35            34,650
GT Group Telecom, Inc.,
Unit (Sr Disc Note & Warrant),  Step Coupon
(13.25%, 02-01-05)  02-01-10                           1.000      B-                 100            42,000
ITC DeltaCom, Inc.,
Sr Note 11-15-08                                       9.750      B+                 100            76,000
Jazztel Plc,
Sr Note (United Kingdom)  12-15-09 (E)                13.250      CCC+                50            30,475
McLeodUSA, Inc.,
Sr Note 03-15-08                                       8.375      B+                  35            30,450
Metromedia Fiber Network, Inc.,
Sr Note Ser B 11-15-08                                10.000      B+                  75            62,437
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon (14.00%, 02-01-04)
02-01-09 (A)                                            Zero      CCC+                15             9,900
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                11.500      B                   50            44,500
Sr Note Ser B, Step Coupon (12.375%, 10-01-03)
10-01-08 (A)                                            Zero      B                  100            55,000
ONO Finance Plc,
Sr Note (United Kingdom)  07-15-10 (E) (R)            14.000      CCC+                50            35,633
Primus Telecommunications Group, Inc.,
Sr Note 10-15-09                                      12.750      B-                  50            15,500
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg)  12-01-09 (E)            11.250      B+                  25            22,622
Telewest Communications Plc,
Sr Disc Note, Step Coupon (9.875%, 04-15-04)
(United Kingdom)  04-15-09 (A) #                        Zero      B+                  25            16,795
United Pan-Europe Communicatons N.V.,
Sr Disc Note Ser B, Step Coupon    (13.375%,
11-01-04) (Netherlands)  11-01-09 (A) (E)               Zero      B-                  30             9,565
Sr Note (Netherlands) 11-01-07 (E)                    10.875      B-                  50            30,475
Sr Note (Netherlands) 11-01-09 (E)                    11.250      B-                  25            15,238
Versatel Telecom International N.V.,
Sr Note (Netherlands) 05-15-08 (Y)                    13.250      B-                 125            76,250
Viatel, Inc.,
Sr Note (Germany) 04-15-08 #                          11.150      Caa1               170            26,896
Sr Sec Note 04-15-08                                  11.250      B-                  75            22,500
World Access, Inc.,
Sr Note Ser B 01-15-08                                13.250      B-                 100            68,000
                                                                                             -------------
                                                                                                   771,178
                                                                                             -------------

Textile (1.58%)
Coyne International Enterprises Corp.,
Sr Sub Note 06-01-08                                  11.250      B-                  75            54,000
Steel Heddle Group, Inc.,
Sr Disc Deb, Step Coupon (13.75%, 06-01-03)
06-01-09 (A)                                            Zero      Caa2               200            10,000
Steel Heddle Manufacturing Co.,
Gtd Sr Sub Note Ser B 06-01-08                        10.625      Caa1                50             7,500
Tropical Sportswear International Corp.,
Sr Sub Note Ser A 06-15-08                            11.000      B-                  50            42,500
                                                                                             -------------
                                                                                                   114,000
                                                                                             -------------
Transport (6.95%)
Amtran, Inc.,
Sr Note 08-01-04                                      10.500      B+                  50            45,250
Cenargo International Plc,
1st Mtg Note (United Kingdom)  06-15-08 (Y)            9.750      B+                  20            15,800
CHC Helicopter Corp.,
Sr Sub Note (Canada)  07-15-07 (E)                    11.750      B                  100            98,927
Fine Air Services, Inc.,
Sr Note 06-01-08 (B)                                   9.875      CC                 105             5,247
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                              13.375      B-                  75            61,500
Northwest Airlines Corp.,
Gtd Note 03-15-07                                      8.700      BB                 100            96,592
Pacer International, Inc.,
Sr Sub Note 06-01-07                                  11.750      B-                  50            48,250
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note 12-31-07 (R)                              10.500      CC                  20            10,996
US Airways, Inc.,
Pass Thru Ctf Ser 1993-A3
03-01-13                                              10.375      BB-                 50            44,500
Sr Note 02-01-01                                       9.625      CCC+                75            74,875
                                                                                             -------------
                                                                                                   501,937
                                                                                             -------------
Utilities (0.66%)
CMS Energy Corp.,
Sr Note 10-15-07                                       9.875      BB                  25            25,937
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)  11-15-09 (R) (Y)                 9.625      BB+                 23            21,768
                                                                                             -------------
                                                                                                    47,705
                                                                                             -------------
Waste Disposal Service & Equip (1.69%)
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09                            10.000      B+                 125           116,875
Waste Systems International, Inc.,
Gtd Sr Note 01-15-06                                  11.500      D                   15             5,250
                                                                                             -------------
                                                                                                   122,125
                                                                                             -------------
TOTAL BONDS
(Cost 6,946,112)                                                                  (63.35%)       4,572,675
                                                                                ---------    -------------

                                                                                NUMBER OF
                                                                                SHARES OR
                                                                                 WARRANTS
                                                                                 --------
COMMON STOCKS
Abitibi-Consolidated, Inc.,  Common Stock
(Canada) (Y)                                                                       12,500          114,844
American Pacific Corp.,  Common Stock**                                             5,000           27,500
AMR Corp.,  Common Stock **                                                         2,000           78,375
Chesapeake Energy Corp.,  Common Stock**                                              772            7,865
Gaylord Container Corp. (Class A),  Common Stock**                                  6,500            6,500
Grey Wolf, Inc.,  Common Stock**                                                   28,850          169,494
International Wireless Communications Holdings,
Inc.,  Common Stock                                                                 2,417            1,329
KLM Royal Dutch Airlines N.V.,  Common Stock
(Netherlands) (Y)                                                                      78            1,755
Northwest Airlines Corp.,  Common Stock**                                           6,500          195,813
Pathmark Stores, Inc.,  Common Stock**                                              1,046           17,259
Star Gas Partners, L.P.,  Common Stock                                              3,300           57,750
Waste Systems International, Inc.,  Common
Stock**                                                                             8,715            1,634

                                                                                             -------------
TOTAL COMMON STOCKS
(Cost 892,077)                                                                     (9.42%)         680,118
                                                                                ---------    -------------

PREFERRED STOCKS AND WARRANTS
Asia Pulp & Paper Co. Ltd., Warrant (R)**                                             250                3
DIVA Systems Corp., Warrant (R)**                                                     150              263
Georgia-Pacific Corp., Unit  (Common & Preferred
Shares)                                                                             3,000           02,938
Gothic Energy Corp., Warrant**                                                         79                0
GT Group Telecom, Inc., Warrant**                                                     100            7,000
HF Holdings, Inc., Warrant**                                                          212              106
Hills Stores Co., Warrant**                                                        35,000                0
Motient Corp., Warrant (R)**                                                           40              400
Nakornthai Strip Mill Plc, Warrant (Thailand) (R) (Y)**                            63,309               63
Nextel Communications, Inc., 11.125%, Ser E,
Preferred Stock                                                                       198           68,300
ONO Finance Plc, Warrant (United Kingdom) (R)  (Y)**                                   50            3,000
Pacific & Atlantic Holdings, Inc., 7.50%,
Preferred Stock                                                                     1,172            5,860
Pathmark Stores, Inc., Warrant**                                                      740            3,561
Smurfit-Stone Container Corp., 7.00%, Ser A,
Preferred Stock                                                                     3,000           49,500
SpinCycle, Inc., Warrant (R)**                                                         25                0
TimberWest Forest Corp., Unit  (Common &
Preferred Shares) (Canada) #                                                       38,000           74,501
Waste Systems International, Inc., 8.00%, Ser E,
Preferred Stock                                                                       160            7,360
Waste Systems International, Inc., Warrant (R)**                                      225                2
XM Satellite Radio Holdings, Inc., Warrant (R)**                                      150            3,750
                                                                                             -------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $820,929)                                                                    (8.68%)         626,607
                                                                                ---------    -------------

                                                                 INTEREST       PAR VALUE
                                                                   RATE      (000s OMITTED)
                                                                 --------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (16.10%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B                                  5.950%           $1,162       $1,162,000
                                                                                              ------------
Corporate Savings Account (0.01%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                                  951
                                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS                                                      (16.11%)      1,162, 951
                                                                                ---------     ------------
TOTAL INVESTMENTS                                                                 (97.56%)       7,042,351
                                                                                ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                                  (2.44%)         176,283
                                                                                ---------     ------------
TOTAL NET ASSETS                                                                 (100.00%)      $7,218,634
                                                                                =========     ============

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** Non-income producing security.

*** Represents rate in effect on December 31, 2000.

  # Par value of foreign bonds and common stocks is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal
    Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro-denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $524,748 or 7.27% of net assets as of December 31, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:
                                                                 MARKET           MARKET
                                                             VALUE AS A         VALUE AT
                          ACQUISITION      ACQUISITION        % OF FUND      DECENBER 31,
ISSUER, DESCRIPTION              DATE             COST       NET ASSETS             2000
-------------------              ----             ----       ----------             ----
Oregon Steel CF&I            05-14-98          $54,039             0.57%         $41,218

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)
-------------------------------------------------------------------------
The V.A. High Yield Bond Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to country categories.

                                      MARKET VALUE AS A %
COUNTRY DIVERSIFICATION               OF FUND NET ASSETS
-----------------------               ------------------
Argentina                                    1.59%
Australia                                    0.24
Brazil                                       1.26
Canada                                       7.83
Germany                                      0.38
Indonesia                                    1.36
Luxembourg                                   0.31
Mexico                                       2.53
Netherlands                                  3.79
Norway                                       0.67
South Africa                                 0.13
Thailand                                     0.00
United Kingdom                               2.65
United States                               74.82
                                          -------
TOTAL INVESTMENTS                           97.56%
                                          =======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

QUALITY DISTRIBUTION
--------------------
BB                                           4.81%
B                                           41.87
CCC                                         15.49
CC                                           0.71
C                                            0.01
D                                            0.46
                                          -------
TOTAL BONDS                                 63.35%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Money Market Fund

Schedule of Investments
December 31, 2000
-----------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Money Market Fund on December 31, 2000.

                                                    INTEREST     QUALITY       PAR VALUE            MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*  (000s OMITTED)            VALUE
-------------------                                ---------  ----------  --------------     -------------
COMMERCIAL PAPER
Automobile/Trucks (7.97%)
Ford Motor Credit Co., 01-11-01                        6.570%   Tier 1              $800          $798,540
Ford Motor Credit Co., 01-16-01                        6.530    Tier 1             2,100         2,094,286
General Motors Acceptance Corp., 01-10-01              6.560    Tier 1             1,500         1,497,540
General Motors Acceptance Corp., 01-10-01              6.510    Tier 1             1,000           998,372
General Motors Acceptance Corp., 01-11-01              6.520    Tier 1               500           499,094
                                                                                             -------------
                                                                                                 5,887,832
                                                                                             -------------
Banks - Foreign (10.75%)
Abbey National North America Corp., 01-25-01           6.570    Tier 1             1,000           995,620
Abbey National North America Corp., 02-01-01           6.500    Tier 1             2,000         1,988,806
Deutsche Bank Financial, 02-07-01                      6.510    Tier 1             2,000         1,986,618
Deutsche Bank Financial, 05-10-01                      6.170    Tier 1             1,000           977,891
UBS Financial, Inc., 01-02-01                          6.480    Tier 1             2,000         1,999,640
                                                                                             -------------
                                                                                                 7,948,575
                                                                                             -------------
Banks - United States (4.03%)
Morgan (J.P.) & Co., Inc., 02-05-01                    6.520    Tier 1             3,000         2,980,983
                                                                                             -------------
Beverages (3.34%)
Coca-Cola Co., 03-09-01                                6.460    Tier 1             2,500         2,469,943
                                                                                             -------------
Broker Services (9.97%)
Bear Stearns Cos., Inc., 01-23-01                      6.500    Tier 1             1,500         1,494,042
Bear Stearns Cos., Inc., 01-26-01                      6.500    Tier 1             1,500         1,493,229
Goldman Sachs Group, L.P., 01-11-01                    6.530    Tier 1             1,000           998,186
Goldman Sachs Group, L.P., 02-05-01                    6.510    Tier 1             1,400         1,391,139
Merrill Lynch & Co., 01-19-01                          6.510    Tier 1             1,400         1,395,443
Merrill Lynch & Co., 01-31-01                          6.710    Tier 1               600           596,645
                                                                                             -------------
                                                                                                 7,368,684
                                                                                             -------------
Building (2.97%)
Halifax Group PLC, 01-18-01                            6.510    Tier 1             2,200         2,193,237
                                                                                             -------------
Finance (19.79%)
American Express Credit Corp., 01-12-01                6.530    Tier 1             3,000         2,994,014
Associates Corp. N. A., 01-12-01                       6.540    Tier 1             2,500         2,495,004
CIT Group Holdings, Inc., 01-23-01                     6.500    Tier 1             2,000         1,992,056
General Electric Capital Corp., 01-19-01               6.530    Tier 1             1,200         1,196,082
General Electric Capital Corp., 05-21-01               6.000    Tier 1             1,500         1,465,000
Household Financial Corp., 01-16-01                    6.540    Tier 1             3,200         3,191,280
International Lease Finance,
01-23-01                                               6.500    Tier 1             1,300         1,294,836
                                                                                             -------------
                                                                                                14,628,272
                                                                                             -------------
Food (3.35%)
Heinz (H.J.) Co., 02-23-01                             6.460    Tier 1             2,500         2,476,224
                                                                                             -------------
Insurance (2.96%)
American General Corp., 01-17-01                       6.520    Tier 1               700           697,972
American General Corp., 02-08-01                       6.510    Tier 1             1,500         1,489,693
                                                                                             -------------
                                                                                                 2,187,665
                                                                                             -------------
Mortgage Banking (4.05%)
Countrywide Home Loans,
01-19-01                                               6.550    Tier 1             3,000         2,990,175
                                                                                             -------------
Utilities (2.16%)
Duke Energy Co., 01-04-01                              6.480    Tier 1             1,600         1,599,136
                                                                                             -------------
TOTAL COMMERCIAL PAPER
(Cost $52,730,726)                                                                (71.34%)      52,730,726
                                                                                             -------------
CORPORATE INTEREST-BEARING OBLIGATIONS
Finance (0.68%)
General Electric Capital Corp., 05-04-01               6.020    Tier 1               500           499,199
                                                                                             -------------
TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
(Cost $499,199)                                                                    (0.68%)         499,199
                                                                                             -------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. Agencies (11.34%)
Federal Home Loan Bank, 06-15-01                       5.930    Tier 1             5,000         4,864,104
Federal National Mortgage Assn., 03-15-01              5.625    Tier 1               600           598,832
Federal National Mortgage Assn., 06-14-01              5.915    Tier 1             3,000         2,919,162
                                                                                             -------------
                                                                                                 8,382,098
                                                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $8,382,098)                                                                (11.34%)        8,382,098
                                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $61,612,023)                                                               (83.36%)       61,612,023
                                                                                             -------------

JOINT REPURCHASE AGREEMENT (8.53%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  10.750% and 13.875%,  due
02-15-03 and 05-15-11) - Note B                        5.950%   Tier 1            $6,307       $6,307,000
                                                                                             ------------
TOTAL JOINT REPURCHASE AGREEMENT                                                  (8.53%)       6,307,000
                                                                               ---------     ------------
TOTAL INVESTMENTS                                                                (91.89%)      67,919,023
                                                                               ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                                 (8.11%)       5,998,309
                                                                               ---------     ------------
TOTAL NET ASSETS                                                                (100.00%)     $73,917,332
                                                                               =========     ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Strategic Income Fund

Schedule of Investments
December 31, 2000
-----------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Strategic Income Fund on December 31, 2000. It is divided into four main categories: bonds, common stocks, pre ferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group. Short-term invest ments, which represent the Fund's
"cash" position, are  listed last.

                                                    INTEREST      CREDIT       PAR VALUE            MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*  (000s OMITTED)            VALUE
------------------------------------------         ---------  ----------  --------------  ----------------
BONDS
Advertising (0.32%)
Go Outdoor Systems Holding S.A.,
Sr Sub Note (France)  07-15-09 (E)                    10.500%     B-                $100          $108,773
                                                                                             -------------
Building (0.26%)
Standard Pacific Corp.,
Sr Note 04-01-09                                       8.500      BB                 100            90,000
                                                                                             -------------
Chemicals (0.28%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                  10.125      B+                 100            95,000
                                                                                             -------------
Computers (0.08%)
Unisys Corp.,
Sr Note 10-15-04                                      11.750      BB+                 25            26,313
                                                                                             -------------
Containers (0.49%)
Berry Plastics Corp.,
Sr Sub Note 04-15-04                                  12.250      B-                 100            84,000
Consolidated Containers Co. LLC/Cons.
Container Capital, Inc., Sr Sub Note 07-15-09         10.125      B                  100            85,500
                                                                                             -------------
                                                                                                   169,500
                                                                                             -------------
Electronics (0.25%)
Communications Instruments, Inc.,
Sr Sub Note Ser B 09-15-04                            10.000      B-                 100            85,500
                                                                                             -------------
Energy (0.03%)
AEI Resources, Inc./AEI Resources
Holdings, Inc., Note 12-15-05 (R)                     10.500      CCC-               100             9,000
                                                                                             -------------
Finance (0.26%)
PTC International Finance II S.A.,
Sr Sub Note (Luxembourg)  12-01-09 (E) (R)            11.250      B+                 100            90,488
                                                                                             -------------
Government - Foreign (10.03%)
Canada, Government of,
Government Bond (Canada)  09-01-02#                    5.500      AAA                150           100,223
Government Bond (Canada)  12-01-05#                    8.750      AAA                300           228,787
Government Bond (Canada)  12-01-06#                    7.000      AAA              2,000         1,442,029
Government Bond (Canada)  06-01-09#                    5.500      AAA                750           503,462
Government Bond (Canada)  06-01-10#                    5.500      AA+                300           201,624
Russia, Federation of,
Sr Unsub Note (Russia)  06-10-03 (Y)                  11.750      B-                 440           412,500
Unsub Note (Russia)  06-24-28 (Y)                     12.750      B-                 200           167,000
Venezuela, Republic of,
Floating Rate Bond Ser DL  (Venezuela)
12-18-07 (Y)                                           6.813      B                  500           402,496
                                                                                             -------------
                                                                                                 3,458,121
                                                                                             -------------
Government - U.S. (48.73%)
United States Treasury,
Bond 08-15-01                                         13.375      AAA              7,000         7,320,460
Bond 08-15-05                                          6.500      AAA                400           422,936
Bond 08-15-05                                         10.750      AAA                400           490,876
Bond 02-15-16                                          9.250      AAA                615           849,278
Bond 08-15-19                                          8.125      AAA              1,340         1,732,164
Bond 08-15-23                                          6.250      AAA              1,100         1,189,716
Bond 02-15-27                                          6.625      AAA              1,100         1,256,409
Bond 11-15-28                                          5.250      AAA                750           717,893
Note 08-31-02                                          6.250      AAA                870           883,189
Note 08-15-04                                          7.250      AAA                590           630,745
Note 05-15-05                                          6.500      AAA                300           316,500
Note 08-15-07                                          6.125      AAA                940           989,792
                                                                                             -------------
                                                                                                16,799,958
                                                                                             -------------
Leisure (1.22%)
HMH Properties, Inc.,
Sr Note Ser B 08-01-08                                 7.875      BB                 100            94,750
Jupiters Ltd.,
Sr Note (Australia) 03-01-06 (Y)                       8.500      BB+                150           144,375
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)  12-15-07 (Y)                    8.625      B+                 100            91,000
Waterford Gaming LLC
Sr Note 03-15-10 (R)                                   9.500      B+                  95            90,725
                                                                                             -------------
                                                                                                   420,850
                                                                                             -------------
Machinery (0.24%)
Columbus McKinnon Corp.,
Sr Sub Note 04-01-08                                   8.500      B                  100            83,500
                                                                                             -------------
Media (2.16%)
American Media Operations, Inc.,
Sr Sub Note 05-01-09                                  10.250      B-                 150           146,250
AMFM Operating, Inc.,
Sr Sub Deb 10-31-06                                   12.625      B-                  64            70,866
Diamond Holdings Plc,
Bond (United Kingdom)  02-01-08#                      10.000      B-                  50            60,462
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon (12.625%,
03-01-03)  03-01-08 (A)                                 Zero      B-                 250           100,000
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                   8.625      B+                 100            90,500
Regional Independent Media Group Plc,
Sr Note (United Kingdom)  07-01-08 (Y)                10.500      B-                 175           178,938
STC Broadcasting, Inc.,
Sr Sub Note 03-15-07                                  11.000      B-                 100            96,000
                                                                                             -------------
                                                                                                   743,016
                                                                                             -------------

Metal (0.77%)
Euramax International Plc,
Sr Sub Note (United Kingdom)  10-01-06 (Y)            11.250      B                  100            78,000
P.T. Alatief Freeport Finance Co. B.V.,
Sr Note (Netherlands) 04-15-01                         9.750      CCC+               200           188,000
                                                                                             -------------
                                                                                                   266,000
                                                                                             -------------
Oil & Gas (1.60%)
Chesapeake Energy
Sr Note Ser B 05-01-05                                 9.625      B                  200           206,000
Comstock Resources, Inc.,
Sr Note 05-01-07                                      11.250      B                  100           103,250
Gothic Production Corp.,
Sr Sec Note Ser B 05-01-05                            11.125      CCC                150           160,500
Universal Compression, Inc.,
Sr Disc Note, Step Coupon (9.875%, 02-15-03)
02-15-08 (A)                                            Zero      B                  100            81,000
                                                                                             -------------
                                                                                                   550,750
                                                                                             -------------
Paper & Paper Products (1.73%)
Grupo Industrial Durango, S.A.,
Note (Mexico) 08-01-03 (Y)                            12.625      BB-                200           202,500
Kappa Beheer BV,
Sr Sub Note (Netherlands)  07-15-09 (E) (R)           10.625      B                  150           144,171
Packaging Corp. of America,
Sr Sub Note Ser B 04-01-09                             9.625      BB-                200           207,000
Stone Container Corp.,
Unit (Sr Sub Deb & Supplemental  Int Cert)
04-01-02                                              12.250      B-                  41            41,410
                                                                                             -------------
                                                                                                   595,081
                                                                                             -------------
Retail (0.40%)
United Stationers Supply Co.,
Sr Sub Note 04-15-08                                   8.375      B                  150           139,500
                                                                                             -------------
Telecommunications (6.51%)
Allegiance Telecom, Inc.,
Sr Disc Note, Ser B, Step Coupon
(11.75%, 02-15-03) 02-15-08 (A)                         Zero      B                  250           152,500
AMSC Acquisition Co., Inc.,
Sr Note Ser B 04-01-08                                12.250      B-                 100            44,000
Comunicacion Celular S.A.,
Sr Def Bond (Colombia)  03-01-05 (R) (Y)              14.125      B                  100            77,000
Esprit Telecom Group Plc,
Sr Note (United Kingdom)  12-15-07 (Y)                11.500      D                  100             2,000
Sr Note (Deutsche Mark)  06-15-08#                    11.000      BB-                140               671
Exodus Comm., Inc.,
Sr Note (United States)  12-15-09 (E)                 10.750      B-                 200           163,160
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06, (Y)                        14.250      B+                 200           198,000
GT Group Telecom, Inc.,
Sr Disc Note, Step Coupon (13.25%, 02-01-05)
(Canada) 02-01-10 (A)                                   Zero      B-                 200            84,000
Intercel, Inc.,
Unit (Sr Discount Note & Warrant),  Step Coupon
(12.00%, 02-01-01)  02-01-06 (A)                        Zero      B                  200           200,000
Ionica PLC,
Sr Disc Note, Step Coupon (15.00%, 05-01-02)
(United Kingdom) 05-01-07 (A) (Y)                       Zero      Ca                 200             3,000
MetroNet Communications Corp.,
Sr Discount Note, Step Coupon (10.75%, 11-01-02)
(Canada) 11-01-07 (A) (Y)                               Zero      BBB                200           161,944
Sr Note (Canada) 08-15-07 (Y)                         12.000      BBB                 50            55,000
Nextel International, Inc.,
Sr Note 08-01-10 (R)                                  12.750      B-                 100            80,000
NorthEast Optic Network, Inc.,
Sr Note 08-15-08                                      12.750      B-                 100            60,000
ONO Finance Plc,
Sr Note (United Kingdom)  07-15-10 (E)                14.000      CCC+               200           142,530
Sr Sub Note (United Kingdom)  05-01-09 (E)            13.000      CCC+               100            70,328
Pronet Inc.,
Sr Sub Note 06-15-05                                  11.875      CCC                280           229,600
Spectrasite Holdings, Inc.,
Sr Disc Note, Step Coupon
(11.25%, 04-15-04) 04-15-09 (A)                         Zero      B-                 200           104,000
Telecorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon (11.625%, 04-15-04)
 04-15-09 (A)                                           Zero      B3                 175           119,000
Telewest Communication Plc,
Sr Disc Note, Step Coupon (9.25%, 04-15-04)
(United Kingdom) 04-15-09 (A) (Y)                       Zero      B+                 100            67,181
Sr Note (United Kingdom)  02-01-10 (R) #               9.875      B+                 100           121,671
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                      11.500      CCC+               100           109,750
                                                                                             -------------
                                                                                                 2,245,335
                                                                                             -------------
Telecommunications - Services (7.88%)
Clearnet Communications Inc.,
Sr Disc Note, Step Coupon (10.40%, 05-15-03)
(Canada) 05-15-08 (A)#                                  Zero      BBB+               150            83,885
Sr Disc Note, Step Coupon (10.125%, 05-01-04)
(Canada) 05-01-09 (A) (Y)                               Zero      B3                 150           120,000
COLT Telecom Group Plc,  (United Kingdom)
Sr Note (Deutsche Mark)  07-31-08#                     7.625      B                  300           130,167
Crown Castle International Corp.,
Sr Disc Note, Step Coupon (10.625%, 11-15-02)
11-15-07 (A)                                            Zero      B                  150           119,250
Energis Plc,
Sr Note (United Kingdom)  06-15-09 (R)#                9.500      B+                 130           180,492
Jazztel Plc,
Sr Note (United Kingdom)  12-15-09 (E)                13.250      CCC+               200           121,901
Level 3 Communications, Inc.,
Conv Sub Note 03-15-10                                 6.000      CCC+                50            23,500
Sr Note (United States)  03-15-08 (E)                 10.750      B                  100            77,829
Sr Note 05-01-08                                       9.125      B                  100            80,000
McLeodUSA, Inc.,
Sr Note 07-15-07                                       9.250      B+                 100            91,000
Sr Note 11-01-08                                       9.500      B+                  50            45,500
Metromedia Fiber Network, Inc.,
Sr Note 11-15-08                                      10.000      B+                 300           249,750
Sr Note (United States)  12-15-09 (E)                 10.000      B+                 100            78,767
Nextel Communications, Inc.,
Sr Disc Note, Step Coupon (9.95%, 02-15-03)
02-15-08 (A)                                            Zero      B                  125            90,000
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon (14.00%, 02-01-04)
02-01-09 (A)                                            Zero      CCC+               165           108,900
Sr Note 03-15-10                                      11.000      CCC+               100            96,000
NEXTLINK Communications, Inc.,
Sr Disc Note, Step Coupon (12.125%,  12-01-04)
12-01-09 (A)                                            Zero      B                  100            44,500
Sr Note 11-15-08                                      10.750      B                  100            81,500
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                11.500      B                  100            89,000
Sr Note, Ser B, Step Coupon (12.375%, 10-01-03)
10-01-08 (A)                                            Zero      B                  150            82,500
Orion Network Systems,
Sr Note 01-15-07                                      11.250      CCC+               100            35,000
Primus Telecommunications Group,  Inc., Sr Note
10-15-09                                              12.750      B-                 250            77,500
Qwest Communications International,  Inc., Sr
Note Ser B 04-01-07                                   10.875      BBB+                65            71,466
Time Warner Telecom LLC,
Sr Note 07-15-08                                       9.750      B-                 100            92,250
Tritel PCS, Inc.,
Sr Disc Note, Step Coupon (12.75%,
05-15-04) 05-15-09 (A)                                  Zero      B3                 100            67,000
United Pan-Europe Communicatons N.V.,
Sr Disc Note, Step Coupon (13.375%, 11-01-04)
(Netherlands) 11-01-09 (A) (E)                          Zero      B-                 100            31,882
Sr Note (Netherlands)  11-01-07 (E)                   10.875      B-                 100            60,951
Sr Note (Netherlands)  11-01-09 (E)                   11.250      B-                 100            60,951
Versatel Telecom International NV,
Sr Note (Netherlands)  05-15-08 (Y)                   13.250      B-                 100            61,000
Sr Note Ser EU (Netherlands)  07-15-09 (E)            11.875      B-                 100            58,606
Viatel, Inc.,
Sr Note 04-15-08                                      11.250      B-                 350           105,000
                                                                                             -------------
                                                                                                 2,716,047
                                                                                             -------------
Transportation (0.59%)
CHC Helicopter Corp.,
Sr Sub Note (Canada)  07-15-07# (E)                   11.750      B                  200           197,855
Fine Air Services, Corp.,
Sr Note 06-01-08 (B)                                   9.875      CC                 105             5,247
                                                                                             -------------
                                                                                                   203,102
                                                                                             -------------
Utilities (2.67%)
Calpine Corp.,
Sr Note 04-01-08                                       7.875      BB+                100            98,000
CMS Energy Corp.,
Sr Note 10-15-07                                       9.875      BB                 200           207,500
Midland Funding Corp. II,
Deb Ser A 07-23-05                                    11.750      BB+                200           211,826
Deb Ser B 07-23-06                                    13.250      BB+                150           166,094
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)  11-15-09 (R) (Y)                 9.625      BB+                 90            87,074
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                  8.770      BBB                143           150,529
                                                                                             -------------
                                                                                                   921,023
                                                                                             -------------
TOTAL BONDS
(Cost  31,955,894)                                                               (86.50%)       29,816,857
                                                                                             -------------

                                                                                NUMBER OF
                                                                                   SHARES
                                                                              OR WARRANTS
                                                                              -----------
COMMON STOCKS
KLM Royal Dutch Airlines, N.V.
American Depositary Receipt (ADR) Common Stock
(Netherlands)                                                                        397               932
Nextel Communications, Inc.  (Class A) Common
Stock**                                                                              464            11,484
Northeast Utilities,  Common Stock                                                 6,000           145,500
Versatel Telecom International NV*  Common Stock
(ADR) (Netherlands)**                                                              1,333            11,497

                                                                                             -------------
                                                                                                   177,413
                                                                                             -------------
TOTAL COMMON STOCKS
(Cost $122,883)                                                                   (0.52%)          177,413
                                                                                             -------------
PREFERRED STOCKS AND WARRANTS
Allegiance Telecom, Inc. Warrant**                                                   250            16,250
Comunicacion Celular S.A. Warrant (Colombia)**                                       100                 0
DIVA Systems Corp., Warrant (R)**                                                    750             1,313
GT Group Telecom, Inc. Warrant (Canada) (R) **                                       200            14,000
Loral Space & Communications Ltd. Warrant**                                          100               600
Motient Corp., Warrant (R)**                                                         100             1,000
ONO Finance Plc, Warrant (United Kingdom) (R)
(E)**                                                                                 50             2,813
ONO Finance Plc, Warrant (United Kingdom) (R)
(Y)**                                                                                 50             3,000
XO Communications Inc., 14  Preferred Stock                                        2,340            65,520

                                                                                             -------------
                                                                                                   104,496
                                                                                             -------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $178,105)                                                                   (0.30%)          104,496
                                                                               ---------     -------------

                                                                 INTEREST       PAR VALUE
                                                                   RATE      (000s OMITTED)
                                                                 --------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.97%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B                                  5.950%          $3,437        $3,437,000
                                                                                              ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                                  346
                                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS                                                      (9.97%)        3,437,346
                                                                               ---------     -------------
TOTAL INVESTMENTS                                                                (97.29%)       33,536,112
                                                                               ---------     -------------
OTHER ASSETS AND LIABILITIES, NET                                                 (2.71%)          935,687
                                                                               ---------     -------------
TOTAL NET ASSETS                                                                (100.00%)      $34,471,799
                                                                               =========     -------------

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** Non-income producing security.

  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal
    Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is euro-denominated.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $902,747 or 2.62% of the Fund's net assets as of December 31, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)
-------------------------------------------------------------------------
The V.A. Strategic Income Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, con centration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to country categories.

                                             MARKET VALUE
                                               AS A % OF
COUNTRY DIVERSIFICATION                    FUND'S NET ASSETS
-----------------------                    -----------------
Australia                                         0.42%
Bahamas                                           0.26
Canada                                            9.26
Colombia                                          0.22
France                                            0.32
Luxembourg                                        0.26
Mexico                                            1.41
Netherlands                                       1.82
Russia                                            1.68
United Kingdom                                    3.37
United States                                    77.10
Venezuela                                         1.17
                                               -------
TOTAL INVESTMENTS                                97.29%
                                               =======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

                                             MARKET VALUE
                                               AS A % OF
QUALITY DISTRIBUTION                       FUND'S NET ASSETS
--------------------                       -----------------
AAA                                              55.33%
AA                                                0.58
BBB                                               1.52
BB                                                4.46
B                                                20.82
CCC                                               3.76
CC                                                0.02
D                                                 0.01
                                               -------
TOTAL BONDS                                      86.50%
                                               =======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

NOTE A--
ORGANIZATION

John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund"), John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund"), John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund"), John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund"), John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund," formerly John Hancock V.A. Large Cap Value Fund), John Hancock V.A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund"), John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund"), John Hancock V.A. International Fund ("V.A. International Fund"), John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund"), John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund"), John Hancock V.A. Technology Fund ("V.A. Technology Fund"), John Hancock V.A. Bond Fund ("V.A. Bond Fund"), John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund"), John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") and John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund"), (each a "Fund," collectively the "Funds"), are separate series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series at December 31, 2000. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Fund. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. Core Equity Fund is to seek above-average total return, consisting of capital appreciation and income. The investment objective of the V.A. 500 Index Fund is to provide investment results that correspond with the total return performance of the Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"). The investment objective of the V.A. Large Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Mid Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Relative Value Fund is to seek the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. The investment objective of the V.A. Small Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Sovereign Investors Fund is to seek long-term growth of capital and income without assuming undue market risks. The investment objective of the V.A. International Fund is to seek long-term growth of capital. The investment objective of the V.A. Financial Industries Fund is to seek capital appreciation. The investment objective of the V.A. Regional Bank Fund is to seek long-term capital appreciation. The investment objective of the V.A. Technology Fund is to seek long-term growth of capital. The investment objective of the V.A. Bond Fund is to seek a high level of current income consistent with prudent investment risk. The investment objective of the V.A. High Yield Bond Fund is to seek maximum current income without assuming undue risk. The investment objective of the V.A. Money Market Fund is to seek maximum current income consistent with capital preservation and liquidity. The investment objective of the V.A. Strategic Income Fund is to seek a high level of current income.

NOTE B--
ACCOUNTING POLICIES

VALUATION OF INVESTMENTS Securities in the Funds' portfolios (except for V.A. Money Market Fund) are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All Portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

The V.A. Money Market Fund's portfolio of securities is valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable. The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, indexes or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in joint repurchase agreement transactions. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

DISCOUNT ON SECURITIES The Funds accrete discount from par value on securities from either the date of issue or the date of purchase over the life of the security.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to specific Funds will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds have been capitalized and are being charged to the Funds' operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

BANK BORROWINGS The Funds (except for V.A. Money Market Fund) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with various banks. This agreement enables the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds.

The following Funds had borrowings under the line of credit during the year ended December 31, 2000:

                       AVERAGE DAILY LOAN BALANCE
                       DURING THE PERIOD FOR WHICH  WEIGHTED AVERAGE
FUND                    LOANS WERE OUTSTANDING        INTEREST RATE   INTEREST EXPENSE
-----                  ---------------------------  ----------------  ----------------
V.A. Large Cap Growth         $2,618,000                 6.93%             $5,152

V.A. Relative Value              911,750                 7.02               1,217

V.A. Small Cap Growth          1,373,750                 7.03               1,055


SECURITIES LENDING The Funds may lend their securities to certain qualified brokers who pay the Funds negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2000, V.A. Relative Value Fund loaned securities having a market value of $474,050 collateralized by securities in the amount of $500,149, V.A. Small Cap Growth Fund loaned securities having a market value of $431,062 collateralized by securities in the amount of $441,188, V.A. International Fund loaned securities having a market value of $886,726 collateralized by cash in the amount of $933,457 and V.A. Regional Bank Fund loaned securities having a market value of $467,250 collateralized by securities in the amount of $505,964. The cash collateral was invested in a short-term instrument.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Funds (except for V.A. Core Equity, V.A. 500 Index, V.A. Sovereign Investors and V.A. Money Market Funds) may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Funds' daily net assets. The Funds record realized gains and losses at the time the forward foreign currency exchange contracts are closed out or offset by matching contracts. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statements of Assets and Liabilities. The Funds may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intend to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amounts of the underlying transactions.

The Funds had the following open forward foreign currency exchange contracts at December 31, 2000:

                                                                UNREALIZED
                             PRINCIPAL AMOUNT   EXPIRATION    APPRECIATION/
CURRENCY                  COVERED BY CONTRACT        MONTH   (DEPRECIATION)
--------                  -------------------   ----------    ------------
V.A. HIGH YIELD BOND FUND

Buys
Euro Currency                   23,343             Feb 01        $2,091
                                                                =======
Sells
Euro Currency                  265,610             Jan 01      ($19,139)
Euro Currency                   97,405             Feb 01        (8,891)
Euro Currency                   55,903             Mar 01        (3,467)
Pound Sterling                  12,500             Jan 01          (243)
Pound Sterling                  64,050             Feb 01        (2,488)
                                                                -------
                                                               ($34,228)
                                                                =======
V.A. STRATEGIC INCOME FUND

Buys
Australian Dollar              301,550             Feb 01       $11,115
Pound Sterling                  49,876             Feb 01         2,410
                                                                -------
                                                                 13,525
                                                                =======
Sells
Australian Dollar              301,550             Feb 01      ($10,521)
Pound Sterling                 262,805             Jan 01        (5,103)
Pound Sterling                 335,217             Feb 01       (13,021)
Pound Sterling                 308,646             Mar 01       (12,309)
                                                                -------
                                                               ($40,954)
                                                                =======

FINANCIAL FUTURES CONTRACTS The Funds (except for V.A. Money Market
Fund) may buy and sell financial futures contracts. Buying futures tends to increase the Funds' exposure to the underlying instrument. Selling futures tends to decrease the Funds' exposure to the underlying instrument or hedge other Funds instruments. At the time each Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Funds as unrealized gains or losses.

When the contracts are closed, the Funds recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Funds could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Funds' gains and/or losses can be affected as a result of futures contracts.

The Funds had the following open financial futures contracts at December 31, 2000:

                                                       UNREALIZED
                             OPEN                    APPRECIATION
EXPIRATION              CONTRACTS     POSITION      (DEPRECIATION)
----------              ---------     --------       ------------
V.A. 500 INDEX FUND
Mar 01                  4 S&P 500       Long           $17,847
                                                       =======

At December 31, 2000, the V.A. 500 Index Fund had deposited $75,000 in a segregated account to cover margin requirements on open futures contracts.

OPTIONS The Funds (except for V.A. Money Market Fund) may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Funds will be included in the Statements of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Funds may use option contracts to manage their exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Funds' exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Funds' exposure to the underlying instrument, or hedge other Funds' investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Funds in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Funds are unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Funds will continuously monitor the creditworthiness of all their counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Funds' year-end Statements of Assets and Liabilities.

Written option transactions for the year ended December 31, 2000, were as follows:

                                      CONTRACTS
                                    (000s OMITTED)        PREMIUM
                                     ------------         -------
V.A. STRATEGIC INCOME FUND
Outstanding, beginning of period           --                  --
Options written -- Mexican Peso         3,750              $3,639
Options expired -- Mexican Peso        (3,750)            ($3,639)
                                      -------             -------
Outstanding, end of period                 --                  --

                                      CONTRACTS
                                    (000s OMITTED)        PREMIUM
                                     ------------         -------
V.A. TECHNOLOGY FUND
Outstanding, beginning of period           --                  --
Options written                             2                $661
Options expired                            (2)              ($661)
                                      -------             -------
Outstanding, end of period                 --                  --

FEDERAL INCOME TAXES The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. They will not be subject to federal income tax on taxable earnings which are distributed to shareholders. For federal income tax purposes, net currency gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are capital gains and losses for accounting purposes.

For federal income tax purposes, the following funds had capital loss carryforwards available to the extent provided by regulations to offset future net realized capital gains:

                               CAPITAL LOSS CARRYFORWARD EXPIRING     POST 10/31/2000
                              ------------------------------------    LOSS TREATED AS
FUND                          12/31/2006   12/31/2007   12/31/2008   ARISING 1/1/2001
----                          ----------   ----------   ----------   ----------------
V.A. Core Equity Fund                 --           --           --       $814,496
V.A. 500 Index Fund                   --           --           --             --
V.A. Large Cap Growth Fund            --           --   $1,306,804        419,653
V.A. Mid Cap Growth Fund              --           --      633,415             --
V.A. Small Cap Growth Fund            --           --    2,089,105             --
V.A. Sovereign Investors Fund   $157,877     $101,159    1,206,695        789,935
V.A. International Fund               --           --      265,560        277,503
V.A. Financial Industries Fund        --    2,140,648    1,313,228             --
V.A. Regional Bank Fund               --           --    2,212,041        638,852
V.A. Technology Fund                  --           --       14,000        132,115
V.A. Bond Fund                        --       67,593      215,568          8,807
V.A. High Yield Bond Fund             --           --           --        275,404
V.A. Strategic Income Fund         4,130      136,493      455,777        580,413


Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration. Additionally, net capital losses attributable to security transactions occurring after October 31, 2000 are treated as arising on the first day (January 1, 2001) of the Funds' next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identify the dividend. Interest income on investment securities is recorded on the accrual basis. The Funds may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Funds invest, that are accrued as applicable.

The Funds record all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE C--
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Funds have an investment management contract with the Adviser. Under the investment management contract, the Funds pay a monthly management fee to the Adviser equivalent, on an annual basis, as follows:

                               RATE AS A PERCENTAGE OF
FUND                          AVERAGE DAILY NET ASSETS
----                          ------------------------
V.A. Core Equity Fund                   0.70%
V.A. 500 Index Fund                     0.35
V.A. Large CapGrowth Fund               0.75
V.A. Mid Cap Growth Fund                0.75
V.A. Relative Value Fund                0.60
V.A. Small Cap Growth Fund              0.75
V.A. Sovereign Investors Fund           0.60
V.A. International Fund                 0.90
V.A. Financial Industries Fund          0.80
V.A. Regional Bank Fund                 0.80
V.A. Technology Fund                    0.80
V.A. Bond Fund                          0.50
V.A. High Yield Bond Fund               0.60
V.A. Money Market Fund                  0.50
V.A. Strategic Income Fund              0.60

The V.A. Core Equity Fund and the Adviser have a subadvisory contract with Independence Investment Associates, Inc. ("IIA"). IIA is a wholly-owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo").

From January 1, 2000, until March 1, 2000, the V.A. International Fund and the Adviser had subadvisory contracts with John Hancock Advisers International Limited ("JHAI"), the Fund's original subadviser, and Indocam International Investments Services ("IIIS"). The Adviser terminated the contract with JHAI on March 1, 2000 and with IIIS on December 14, 2000. Effective December 14, 2000, the Fund and the Adviser entered into a subadvisory contract with Nicholas-Applegate Capital Management LP, who is the Fund's sole subadviser.

The V.A. Technology Fund and the Adviser have a subadvisory contract with American Fund Advisors, Inc.

The Funds are not responsible for payment of subadvisers' fees.

The Adviser has voluntarily agreed to limit the management fee on the V.A. 500 Index Funds to 0.10% of the Funds' average daily net assets, at least until April 30, 2001. Accordingly, the management fee reduction amounted to $82,948 during the year ended December 31, 2000. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has voluntarily agreed to limit each Fund's expenses
(excluding the management fee), to 0.25% of each Fund's average daily net assets at least until April 30, 2001. Accordingly, the reductions in the Funds' expenses for the year ended December 31, 2000 were as follows:

FUND                          FEE REDUCTION
----                          -------------
V.A. 500 Index Fund              $108,198
V.A. Mid Cap Growth Fund           13,517
V.A. Small Cap Growth Fund         29,736
V.A. International Fund           189,610
V.A. Technology Fund               39,008
V.A. Bond Fund                     27,848
V.A. High Yield Bond Fund          33,670

The Adviser reserves the right to terminate this limitation in the future.

The Funds have an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of each Fund.

The V.A. 500 Index Fund has an agreement with Standard & Poor's ("S&P") to license certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Adviser or the V.A. 500 Index Fund. (Requisite disclosure regarding the use of the Standard & Poor's name is included in the Funds' prospectus.)

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees is borne by the Funds. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Fund Deferred Compensation Plan. The Funds make investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability are recorded on the Funds' books as an other assets. The deferred compensation liability and the related other assets are always equal and are marked to market on a quarterly basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

The Adviser and other subsidiaries of John Hancock Life Insurance
Company owned the following shares of beneficial interest of the Funds as of December 31, 2000:

FUND                             SHARES OF BENEFICIAL INTEREST
----                             -----------------------------
V.A. Large Cap Growth Fund                    102,341
V.A. Mid Cap Growth Fund                       50,071
V.A. Relative Value Fund                       52,777
V.A. Small Cap Growth Fund                    102,547
V.A. International Fund                       222,987
V.A. Regional Bank Fund                        52,589
V.A. Technology Fund                           50,000
V.A. Bond Fund                                131,418
V.A. High Yield Bond Fund                     264,334
V.A. Money Market Fund                        120,098
V.A. Strategic Income Fund                    523,521


NOTE D--
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2000, were as follows:

FUND                                    PURCHASES           SALES
----                                   -----------       -----------
V.A. Core Equity Fund                  $42,115,835       $41,675,001
V.A. 500 Index Fund                      2,307,449        12,894,479
V.A. Large Cap Growth Fund              31,296,632        34,612,666
V.A. Mid Cap Growth Fund                26,398,947        18,795,733
V.A. Relative Value Fund                70,514,895        69,223,742
V.A. Small Cap Growth Fund              34,977,801        28,519,888
V.A. Sovereign Investors Fund           24,474,993        19,435,997
V.A. International Fund                 14,985,994        15,776,436
V.A. Financial Industries Fund          29,716,172        22,019,465
V.A. Regional Bank Fund                  4,345,596        12,035,766
V.A. Technology Fund                    18,361,163         3,734,817
V.A. Bond Fund                          37,105,046        31,197,443
V.A. High Yield Bond Fund                4,376,128         6,109,749
V.A. Strategic Income Fund              23,089,638        12,639,620

At December 31, 2000, the cost (excluding the corporate savings account) and gross unrealized appreciation and depreciation in value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

                                                    GROSS           GROSS        NET UNREALIZED
                                                  UNREALIZED      UNREALIZED      APPRECIATION/
FUND                                 COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              -----------    ------------    ------------     ------------
V.A. Core Equity Fund             $36,890,096      $7,804,058      $4,010,356       $3,793,702
V.A. 500 Index Fund                17,840,933       8,398,062       1,697,160        7,240,902
V.A. Large Cap Growth Fund         12,789,433       2,239,349       2,670,989         (431,640)
V.A. Mid Cap Growth Fund           10,897,906       2,093,387       1,574,693          518,694
V.A. Relative Value Fund           43,590,186       4,854,560      10,608,477       (5,753,917)
V.A. Small Cap Growth Fund         18,232,549       5,165,484       3,532,447        1,633,037
V.A. Sovereign Investors Fund      48,515,960      10,191,217       3,421,215        6,770,002
V.A. International Fund             6,171,294         702,258         551,685          150,573
V.A. Financial Industries Fund     52,470,820      19,632,068         659,836       18,972,232
V.A. Regional Bank Fund            11,709,207       2,334,146         314,017        2,020,129
V.A. Technology Fund               18,726,727         401,010       4,337,617       (3,936,607)
V.A. Bond Fund                     24,311,360         654,628         133,540          521,088
V.A High Yield Bond Fund            9,825,406         240,539       3,024,545       (2,784,006)
V.A. Money Market Fund             67,919,023              --              --               --
V.A. Strategic Income Fund         35,693,882         656,841       2,814,957       (2,158,116)

NOTE E--
RECLASSIFICATION OF ACCOUNTS

During the year ended December 31, 2000, reclassifications have been made in each Fund's capital balances to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in the treatment of net operating losses, foreign currency gains and losses and return of capital under federal tax rules versus generally accepted accounting principles. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

                                             UNDISTRIBUTED     ACCUMULATED
                                 CAPITAL    NET INVESTMENT    NET REALIZED
FUND                             PAID-IN     INCOME (LOSS)     GAIN (LOSS)
----                             -------     -------------     -----------
V.A. Core Equity Fund            ($3,088)           $2,934            $154
V.A. 500 Index Fund                 (177)               48             129
V.A. Large Cap Growth Fund      (116,413)          116,340              73
V.A. Mid Cap Growth Fund         (55,559)           55,538              21
V.A. Relative Value Fund            (158)             (879)          1,037
V.A. Small Cap Growth Fund      (194,912)          194,847              65
V.A. Sovereign Investors Fund     (2,880)            2,708             172
V.A. International Fund              (39)           59,513         (59,474)
V.A. Financial Industries Fund      (241)          (19,285)         19,526
V.A. Regional Bank Fund             (214)              135              79
V.A. Bond Fund                       (61)              (76)            137
V.A. High Yield Bond Fund            (47)           (7,319)          7,366
V.A. Money Market Fund              (141)              141              --
V.A. Strategic Income Fund       (91,761)          (79,029)        170,790

NOTE F --
REORGANIZATION

On March 18, 1999, the shareholders of John Hancock V.A. World Bond Fund (VAWBF) approved a plan of reorganization between VAWBF and V.A. Strategic Income Fund, providing for the transfer of substantially all of the assets and liabilities of VAWBF to V.A. Strategic Income Fund in exchange solely for shares of V.A. Strategic Income Fund. The acquisition of VAWBF was accounted for as a tax-free exchange of 253,313 shares of V.A. Strategic Income for the net assets of VAWBF, which amounted to $2,569,839, including $17,012 of unrealized depreciation, after the close of business on March 26, 1999.

NOTE G --
CHANGE IN ACCOUNTING PRINCIPLE

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. The impact of this accounting change has not been determined but will result in a reclassification between the cost of securities and a corresponding reclassification in net unrealized appreciation/depreciation, based on securities held as of December 31, 2000.



REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Contract Owners and Trustees of
John Hancock Declaration Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of John Hancock Declaration Trust (the Trust) (comprising, respectively, V.A. Core Equity Fund, V.A. 500 Index Fund, V.A. Large Cap Growth Fund, V.A. Mid Cap Growth Fund, V.A. Relative Value Fund (formerly, V.A. Large Cap Value Fund), V.A. Small Cap Growth Fund, V.A. Sovereign Investors Fund, V.A. International Fund, V.A. Financial Industries Fund, V.A. Regional Bank Fund, V.A. Technology Fund, V.A. Bond Fund, V.A. High Yield Bond Fund, V.A. Money Market Fund and V.A. Strategic Income Fund) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the John Hancock Declaration Trust at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                  /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 9, 2001


TAX INFORMATION (UNAUDITED)

The Funds designated the following as long-term capital gain divi dends during the fiscal year ended December 31, 2000.

Additionally, the following dividend distributions qualify for the dividends received deduction available to corporations.

                                                          DIVIDENDS
                                    CAPITAL GAINS          RECEIVED
FUND                                   DESIGNATED         DEDUCTION
----                                  -----------       -----------
V.A. Core Equity Fund                  $1,330,264            67.30%
V.A. 500 Index Fund                        92,786            99.99
V.A. Large Cap Growth Fund                323,779            12.13
V.A. Mid Cap Growth Fund                    7,822             8.34
V.A. Relative Value Fund                3,679,699             1.58
V.A. Small Cap Growth Fund                315,995             0.91
V.A. Sovereign Investors Fund                  --           100.00
V.A. International Fund                   238,923               --
V.A. Financial Industries Fund                 --            76.12
V.A. Regional Bank Fund                        --            99.85
V.A. Technology Fund                           --             1.87
V.A. High Yield Bond Fund                      --             5.80
V.A. Strategic Income Fund                     --             0.81

SHAREHOLDER MEETING (UNAUDITED)

On December 1, 2000, the shareholders of John Hancock V.A. Financial Industries Fund approved a proposal to eliminate the investment restriction requiring the Fund to invest more than 25% of its assets in the banking industry (3,132,756 FOR, 131,200 AGAINST and 192,513
ABSTAINING).



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Declaration Trust. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."

DEC0A   12/00
         2/01

SEMIANNUAL REPORT

Declaration Trust

Equity                V.A. Core Equity Fund
                      V.A. Relative Value Fund
                      V.A. Sovereign Investors Fund
------------------------------------------------------
Sector                V.A. Financial Industries Fund
                      V.A. Technology Fund
------------------------------------------------------
Income                V.A. Bond Fund
                      V.A. Money Market Fund
                      V.A. Strategic Income Fund

JUNE 30, 2001


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



Table of Contents
                                                               Page
1) CEO Corner                                                     3

2) Portfolio Manager Commentary

These commentaries reflect the views of the portfolio managers or portfolio management teams through the end of the period discussed in this report. Of course, the managers' or team's views are subject to change as market and other conditions warrant.

Equity
V.A. Core Equity Fund                                             4
V.A. Relative Value Fund                                          7
V.A. Sovereign Investors Fund                                    10

Sector
V.A. Financial Industries Fund                                   13
V.A. Technology Fund                                             16

Income
V.A. Bond Fund                                                   19
V.A. Money Market Fund                                           22
V.A. Strategic Income Fund                                       24

3) Financial Statements                                          27

4) Notes to Financial Statements                                 63


TRUSTEES

Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
* Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President and
Chief Investment Officer

Richard A. Brown
Senior Vice President and
Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIANS

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
V.A. Bond Fund
V.A. Core Equity Fund
V.A. Financial Industries Fund
V.A. Relative Value Fund
V.A. Sovereign Investors Fund
V.A. Strategic Income Fund
V.A. Technology Fund

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
V.A. Money Market Fund

TRANSFER AGENT

John Hancock Annuity Servicing Office
529 Main Street (X-4)
Charlestown, Massachusetts 02129

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISERS

American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530
V.A. Technology Fund

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109
V.A. Core Equity Fund

ISSUER

John Hancock
Life Insurance Company
John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not Licensed in New York

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush right next to first paragraph.]

DEAR SHAREHOLDERS:

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

In the midst of this year's market disappointments, one significant event occurred that has positive short- and long-term implications for investors. On June 7, President George W. Bush signed into law the most sweeping tax-cut bill in two decades. The bill's first benefit comes this summer in the form of a tax refund, ranging from $300 to $600, to almost everyone who filed a 2000 tax return. Gradual cuts in taxes will follow the rebate checks. For investors, the bill also provides a number of extra incentives for retirement and college savings through changes to IRA and 401(k) plan contributions and enhancements to Education IRAs, among other things.

The new tax law has a variety of provisions, many of which are phased in over a number of years. We encourage you to consult with your investment professional to determine how to take the best, and most timely, advantage of the benefits it contains.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY PAUL MCMANUS FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Core Equity Fund

Fed cuts interest rates aggressively amid further slowing of the economy

The first half of 2001 witnessed a pitched battle between two powerful forces. On the one hand, prices were undermined -- especially in February and March -- by continued economic slowing and the resulting damage to corporate earnings prospects. On the other hand, the Federal Reserve Board weighed in with six reductions in short-term interest rates since the beginning of the year in an aggressive effort to head off a recession. Two of the cuts -- on January 3 and April 18 -- came between regularly scheduled meetings of the Fed's Open Market Committee. Both surprise moves gave all of the popular market averages a notable boost. The Standard & Poor's 500 Index reached an interim peak on May 22, five business days after the May 15 reduction. From there the Index drifted irregularly lower until the end of the period, consolidating its recent gains.

"With a few
 exceptions,
 the stocks
 that detracted
 most from
 performance
 were technology
 and telecommunications
 stocks..."

Although announcements of corporate layoffs continued unabated during the period, unemployment rose only modestly, and consumers continued to spend freely. Accounting for approximately two-thirds of total economic activity, consumer spending is considered vital to keep the economy growing at a healthy rate. Energy prices, while still high, eased somewhat from their extreme levels in the fall of 2000. Overall, inflation remained well under control, allowing the Fed free rein to trim rates as it saw fit.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is General Electric 4.7%, the second is Microsoft 4.5%, the third Citigroup 4.2%, the fourth Pfizer 3.3% and the fifth ExxonMobil 3.0%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Performance review

Technology and telecommunications stocks continued to fare poorly, reflecting sagging demand and overbuilding of the telecom infrastructure during the past few years. Meanwhile, investors flocked to defensive market sectors such as consumer staples, financial services and health care, especially the services segment. Energy stocks also did well, buoyed by continued strength in crude oil and natural gas prices. The Fund's strategy of diversification and buying undervalued stocks of companies with improving fundamentals worked well in this environment, enabling us to add value with stock selection in a number of sectors while remaining close to our benchmark index in sector weightings and risk profile.

For the six months ended June 30, 2001, John Hancock V.A. Core Equity Fund had a return of -4.68% at net asset value. In comparison, the S&P 500 Index returned -6.69%, including reinvested dividends. The Fund's returns, while negative, also compared favorably with the average variable annuity large-cap core fund's -7.92%, according to Lipper, Inc. Longer-term performance information can be found on page six.

Mega-cap winners

Microsoft topped the list of stocks that helped the Fund's performance, bucking the overall downward trend in technology. The company was one of the first to preannounce lower-than-expected earnings last fall, and investors likewise anticipated an early recovery relative to other stocks in the sector. Another positive influence was the news near the end of June that a federal appeals court had overturned the U.S. District Court ruling that Microsoft must be split into two separate companies for antitrust reasons. The likelihood of a new generation of personal computers within the next year or so, which would trigger upgrades to a more advanced version of Microsoft's Windows operating system, added still another reason for investors to like the stock.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -10% at the bottom and 0% at the top. The first bar represents the -4.68% total return for John Hancock V.A. Core Equity Fund. The second bar represents the -7.92% total return for Average variable annuity large-cap core fund. A note below the chart reads "The total return for John Hancock V.A. Core Equity Fund is at net asset value with all distributions reinvested. The average variable annuity large-cap core fund is tracked by Lipper, Inc. See the following page for historical performance information."]

AOL Time Warner also made a positive contribution to performance. The company's management appeared to be doing a good job of bringing to fruition the anticipated synergies from the recent mega-merger of America Online and Time Warner -- in spite of lower income from advertising, which constitutes a large percentage of the company's revenue base. Finally, Chevron and ExxonMobil reflected the ongoing strength in energy prices.

Tech and drug losers

With a few exceptions, the stocks that detracted most from performance were technology and telecommunications stocks in which the Fund had market-weighted or underweighted positions. Included in this category were Cisco Systems, EMC, Oracle Systems, Sun Microsystems, Radio Shack, Corning, Comverse Technology and QUALCOMM. In the case of Qwest Communications, the Fund was hurt by being overweighted compared with the Index. However, we felt justified in taking this position because of Qwest's solid management, strong fundamental outlook, and the potential benefits of the company's recent merger with SBC Communications.

A number of drug companies -- among them Merck, Bristol-Myers Squibb, Pfizer and Schering-Plough -- also detracted significantly from performance. While some of the drug industry's problems were attributable to currency fluctuations, we believe that most of the weakness in these stocks was due to a temporary, but widespread, lull in the product development and approval process.

"...the
 economy is
 still giving
 off very
 mixed
 signals."

Looking ahead

We are as positive on the U.S. stock market as we have been for quite a while. Valuations are much more reasonable, investors are more value-conscious, and the Fed is aggressively easing monetary conditions. Short-term interest rates are now approximately two full percentage points below long-term rates, historically an extremely bullish backdrop for stocks. Consumer spending, an important driver of economic activity, should be aided by the retroactive tax cut recently passed by Congress. Despite all of these positive factors, however, we must point out that the economy is still giving off very mixed signals. Patience and the discipline to stick with our methodology of seeking out undervalued stocks of companies with improving fundamentals should provide useful guidance in this uncertain environment.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (4.68%)        (12.02%)         89.14%
Average Annual Total Returns              --         (12.02%)         14.09%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Core Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Core Equity Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,142 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Core Equity Fund on August 29, 1996 and is equal to $18,914 as of June 30, 2001.



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND JAMES S. YU, CFA, AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGERS

John Hancock
V.A. Relative Value Fund

Stock market volatility continues as economy remains weak

The first half of 2001 was not what investors had hoped. The Federal Reserve significantly lowered short-term interest rates between January and June, but the economy remained sluggish. Corporations with declining revenues and earnings cut back on spending, triggering earnings disappointments for many suppliers. Tough year-over-year earnings comparisons caused further volatility in the market, especially during the first quarter when stock prices fell sharply. The market appeared to reach bottom early in the second quarter, gaining some ground as investors began buying stocks that would benefit from an improved economy. Many stocks in sectors like technology and telecommunications, however, continued to plummet. The Standard & Poor's 500 Index returned a disappointing -6.69% for the six months ended June 30, 2001.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Agere Systems 5.8%, the second is Pegasus Communications 5.2%, the third Sprint 4.5%, the fourth Parametric Technology 4.4% and the fifth AT&T Corp.-Liberty Media Group 4.3%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Stock picker's market

The market's volatility and weak economic environment forced investors to focus on fundamentals, such as sales and earnings, as well as valuations (or stock prices relative to earnings growth). Many growth stocks in the technology and telecom sectors suffered, while investors favored value stocks in areas like natural resources, energy and finance. Across all industries, however, stock selection -- choosing companies that could meet their earnings targets -- was key. Lower stock prices made sense where sales had fallen severely or balance sheets carried too much debt. But too often problems at one company triggered indiscriminate selling throughout the industry. This created unique opportunities to buy great businesses at bargain prices.

"We found the
 best values
 in the
 technology,
 telecom
 and media
 sectors."

Strong Fund performance

The market's volatility allowed us to build the Fund's stakes in top-quality businesses with the ability to grow and create value over a long period. Our focus was on companies where there was a catalyst -- such as a restructuring, new management or new product -- that would help unlock the stock's intrinsic value. Strong stock selection resulted in John Hancock V.A. Relative Value Fund returning 5.87% at net asset value, during the six months ended June 30, 2001. By comparison, the average variable annuity multi-cap value fund returned 0.94%, according to Lipper, Inc. For historical performance information, please see page nine.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Relative Value Fund. Caption below reads "Timothy Quinlisk."]

Winners in technology and media

The Fund had above-average investments in technology and media, where selected stocks rebounded nicely. Microsoft and Dell Computer rallied as investors regained confidence in their ability to meet earnings forecasts, prompting us to take profits. Computer Associates International, a mainframe software developer, benefited from improved accounting practices and strong demand related to IBM's new mainframe offering. And ANTEC, which makes equipment that enables companies to deliver telephone services over cable, rebounded following a questionable acquisition. Media companies like AT&T's Liberty Media, Clear Channel Communications, USA Networks, Viacom and XM Satellite Radio Holdings also were strong contributors to performance as investors began recognizing the value of their assets. But our biggest gains came from Cendant, a company with hotel franchising and real estate operations. The stock made a huge comeback as management addressed past accounting problems and exceeded earnings expectations. As the stock reached our price target, we took profits.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.87% total return for John Hancock V.A. Relative Value Fund. The second bar represents the 0.94% total return for Average variable annuity multi-cap value fund. A note below the chart reads "The total return for John Hancock V.A. Relative Value Fund is at net asset value with all distributions reinvested. The average variable annuity multi-cap value fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"While the
 economy
 remains
 sluggish,
 there are many
 indications
 that it could
 be at or near
 the bottom."

Disappointments in telecom

The Fund also had a sizable stake in telecom-related companies, many of which declined 50% or more during the period as telecom spending came to a screeching halt. Among our biggest casualties were Conexant Systems, which makes semiconductors used in broadband and wireless communications; Corning, which supplies the fiber for fiber-optics networks; Vicor, which makes power converters used in the cellular infrastructure; and Lucent Technologies, which makes telecom equipment. Nextel Communications, a wireless operator, also took a severe beating despite maintaining high monthly subscriber revenues. In addition, software stocks like Wind River Systems and Parametric Technology disappointed as companies deferred technology spending. Satellite companies like Pegasus Communications and Hughes Electronics suffered from uncertainties surrounding their possible acquisition.

Buying opportunities

We found the best values in the technology, telecom and media sectors. Among our new additions were Agere Systems, a leading supplier of communications semiconductors and optical components that was recently spun off by Lucent Technologies at a very attractive price, and Concord Communications, a small software company. We added substantially to our stake in Sprint, a leading provider of local and long- distance services. And we bought Cumulus Media, a company that buys and manages small radio stations in small- and mid-size markets. Finally, cheap health-care valuations and solid growth prospects prompted us to increase our stake in large pharmaceuticals like Schering-Plough, as well as smaller specialty drug companies like Alpharma.

A look ahead

We believe both the economy and the stock market are poised for recovery. While the economy remains sluggish, there are many indications that it could be at or near the bottom. U.S. economic growth in 2001 will not be as robust as it was in early 2000, but it should still be good, especially as lower interest rates kick in. We're also optimistic about stocks. A lot of companies announced in advance that they would miss their second quarter earnings targets, which means the bad news is already reflected in their stock prices. Stock prices should benefit as year-over-year earnings comparisons become easier and as the economic outlook improves. At current levels, the market offers attractive buying opportunities for relative value stock pickers like us.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (1/6/98)
                                     -------         -------         -------
Cumulative Total Returns               5.87%          (4.99%)         91.66%
Average Annual Total Returns              --          (4.99%)         20.56%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Relative Value Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Relative Value Fund on January 6, 1998 and is equal to $19,166 as of June 30, 2001. The second line represents the Standard & Poor's 500 Index and is equal to $13,201 as of June 30, 2001.



BY JOHN F. SNYDER, III, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, PORTFOLIO MANAGERS

John Hancock
V.A. Sovereign Investors Fund

Stock market stays in negative territory

The stock market's malaise extended into 2001. Under the pressure of corporate cost-cutting and layoffs as well as a sagging U.S. economy, stocks continued their treacherous decline in the first quarter of the year. Once again, technology and telecommunications stocks were among the sectors hardest hit by the market slump. Investors continued their migration to safer havens -- those stocks with steady earnings growth, even in a slower economy, and more reasonable valuations.

"Once again,
 technology and
 telecommunications
 stocks were
 among the
 sectors hardest
 hit by the
 market slump."

After four straight quarters of tumbling prices, investors finally got some relief when stocks staged a springtime rally. With the Federal Reserve's fifth interest-rate cut, investors began to believe that the worst might finally be over for the U.S. economy. Although stocks surged on the news, most experts remained skeptical about whether the rally signaled the start of a sustained market recovery. At the end of the period, doubt still pervaded the market and many gun-shy investors continued to take a cautious wait-and-see attitude. The result was a negative return for the broad Standard & Poor's 500 Index, which lost 6.69% in the first six months of 2001.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Citigroup 3.5%, the second is IBM 2.6%, the third Johnson & Johnson 2.3%, the fourth Chevron 2.3% and the fifth BellSouth 2.2%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Performance scorecard

For the six months ended June 30, 2001, John Hancock V.A. Sovereign Investors Fund returned -5.70% at net asset value. By comparison, the average variable annuity equity income fund returned -1.79%, according to Lipper, Inc. See page 12 for historical performance information.

What put a damper on the Fund's relative performance was our focus on high-quality growth financials. As interest rates fell in the first half of the year, investors flocked to lower-quality regional banks with hopes that an economic uptick would eventually improve their credit situations. On the flip side, our high-quality growth financials -- including American International Group, AFLAC and Citigroup -- languished.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Sovereign Investors Fund. Caption below reads "John Snyder."]

Several of our longtime holdings also had a negative impact on performance. Consumer products company Kimberly-Clark dropped under the pressure of rising material costs, an increasingly competitive environment and a strong U.S. dollar that hurt profits overseas. Given its reasonable valuation and strong product line-up, we're sticking with our position. Advertising giant Interpublic Group fell prey to a weak economy and difficulty digesting several large acquisitions, and we've cut back on our position.

In this difficult environment, we were once again reminded how important stock selectivity is. For example, thanks to its strong product cycle and accelerating earnings, Baxter International turned in a strong performance, despite the declining health-care sector. At a time when most technology stocks were still reeling from tremendous losses, IBM jumped more than 30%. This is a testament to its solid fundamentals -- diverse product line, strong earnings and reasonable valuation. Finally, our largest energy holdings -- Chevron and ExxonMobil -- rose sharply thanks to higher oil prices, strong earnings and the perception of their being safe havens in a stormy market.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -6% at the bottom and 0% at the top. The first bar represents the -5.70% total return for John Hancock V.A. Sovereign Investors Fund. The second bar represents the -1.79% total return for Average variable annuity equity income fund. A note below the chart reads "The total return for John Hancock V.A. Sovereign Investors Fund is at net asset value with all distributions reinvested. The average variable annuity equity income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Fine-tuning the portfolio

Our strong focus on stock selectivity has led us to make several adjustments to the portfolio during the first half of the year. Once again, the Fund's unwavering investment philosophy has always led us to invest in high-quality companies with steady earnings growth and reasonable valuations. Given that, we've continued to pare our retail holdings such as Home Depot and Lowe's. Our concern is that valuations have become extended and there's a risk of softer consumer spending as corporate layoffs become more widespread. High valuations also led us to take profits in several of our longtime health-care holdings such as pharmaceutical giant Schering-Plough and medical device maker Medtronic.

We viewed the lackluster performance of high-quality financials as a buying opportunity, since we believe that investors will eventually recognize the outstanding growth potential of these stocks. As a result, we've added a position in PNC Bank, which stands to benefit from an increase in its fee-based business. We've also beefed up our position in capital goods and basic materials stocks, believing they will perform strongly when the economy recovers. Our emphasis here is on companies such as Rohm and Haas, and Tyco International, both of which have successfully weathered the recent downturn and are well positioned to leverage the eventual upturn in the economy.

"...it's clear
 that the
 Federal Reserve
 is committed to
 preventing the
 economy from
 hitting a hard
 landing."

A look ahead

In the midst of this difficult market, we do see some positive signs on the horizon. With its six interest-rate cuts so far this year, it's clear that the Federal Reserve is committed to preventing the economy from hitting a hard landing. We're also starting to see rates come down overseas, which can only be positive for the United States. Probably the most important factor is that inflation remains well under control, despite the recent rate cuts and the surge in energy prices.

Does this mean the worst is over? Now more than ever, investors are questioning when the stock market and the economy will turn the corner. Since no one knows, we're not putting our efforts into trying to time the turnaround, but rather we're maintaining our steadfast focus on high-quality stocks with strong growth potential and reasonable valuations.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (5.70%)         (1.59%)         58.65%
Average Annual Total Returns              --          (1.59%)         10.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Sovereign Investors Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Sovereign Investors Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,142 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Sovereign Investors Fund on August 29, 1996 and is equal to $15,865 as of June 30, 2001.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
V.A. Financial Industries Fund

Financial stocks outperform the volatile stock market

It was a difficult six months for the stock market, which lost ground and was fraught with heightened volatility. An economy that slowed precipitously and a barrage of corporate earnings disappointments turned investors into bears, especially in the first quarter. In response to the sagging economy, the Federal Reserve began cutting interest rates. Between January and the end of June, it lowered the federal funds rate that banks charge each other for overnight loans by 2.75 percentage points in a bid to avoid a recession. Financial stocks held up better than the market as a whole, although the sector had its decided winners and losers. With the market growing increasingly dicey, financial companies connected to the stock market, like asset managers and brokerage houses, suffered, as did those whose stocks had run up the most by late last year. In a reversal of last year's fortunes, the smaller banks and those most sensitive to interest-rate moves made a comeback. For the six months ended June 30, 2001, the Standard & Poor's Financial Index returned -2.52%, while the Standard & Poor's 500 Index returned -6.69%.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Fifth Third Bancorp 4.2%, the second is American
International Group 4.0%, the third Citigroup 4.0%, the fourth AFLAC 3.8% and the fifth General Electric 3.7%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Financial Industries Fund posted a total return -9.54% at net asset value. That compared with the 0.54% return of the average open-end financial services fund and the -14.72% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc. See page 15 for historical performance information.

"We also moved
 to boost our
 stake in U.S.
 banks..."

Brokers, asset managers struggle

Our overweighting in the brokerage firms and asset managers, which helped us significantly outperform our peers last year, accounted for our relative performance lag so far this year. That included brokerage and investment banking firms Charles Schwab, Merrill Lynch and Morgan Stanley, whose fundamentals deteriorated as trading, IPO and merger activity slowed in the negative market environment. Marsh McLennan, with its Putnam asset-manager subsidiary, and American Express were similarly affected.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Financial Industries Fund. Caption below reads "Jim Schmidt."]

While we moved to cut our stake in these market-sensitive stocks, we did not do so aggressively enough. But we believe the securities business is close to a bottom, and will begin to look better later this year as the economy stabilizes with lower rates.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 5% with -15% at the bottom and 10% at the top. The first bar represents the -9.54% total return for John Hancock V.A. Financial Industries Fund. The second bar represents the 0.54% total return for Average open-end financial services fund. The third bar represents the -14.72% total return for Average variable annuity specialty/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Financial Industries Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity specialty/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

Insurance

Several of our larger insurance company stocks that had been our best performers last year also sold off, not because of any fundamental changes, but simply because their valuations, as measured by price-earnings ratios, had become too high for value-conscious investors. Two examples were American International Group (AIG) and AFLAC. Furthering the consolidation trend among life insurers, AIG made a successful bid for American General during the period.

We continued to shift our insurance assets from life insurance companies to property and casualty companies, since the pricing environment is improving for property and casualty names like Allstate. Life insurance companies, on the other hand, face some challenges the property and casualty companies don't. These include stock-market and economic sensitivity, a rash of new demutualization offerings that have put pressure on stock prices, and the potential passage of estate-tax reform legislation that could dampen variable life sales.

"...we expect
 the U.S.
 economy to
 avoid a
 recession and
 produce modest
 growth for the
 rest of 2001."

Banks, finance companies boosted

We also moved to boost our stake in U.S. banks, since we had previously been significantly underweighted there and anticipated that falling rates would lift the stocks. We increased our exposure to the more interest-rate sensitive, less expensive, banks, and they did well, including FleetBoston. On the other hand, our emphasis on trust banks with less interest-rate sensitivity, like State Street and Northern Trust Company, held us back this period after serving us so well last year. Like some of our premium insurance names, their higher valuations put them out of investor favor.

Our effort to increase the Fund's exposure to stocks sensitive to falling interest rates also prompted us to take larger positions in Fannie Mae and Household International. They were both near the top of our performance chart as loan and mortgage activity picked up. Toward the end of the period, we also bought General Electric at an attractive price so that we could tap into its subsidiary General Electric Credit Corp., a well-managed company that provides a range of financial services including consumer and commercial lending and life insurance.

REITs, foreign holdings cut

We upped our bank and finance company stakes by taking profits and nearly eliminating our position in real estate investment trusts after their strong runup last year. We also cut our foreign holdings and shifted our emphasis there to asset managers such as Amvescap. They stand to benefit most from the move in Europe to privatize pension funding.

Outlook

Although the Fed's aggressive stance to stabilize the economy appears to be winding down, its efforts should begin to have a positive effect later this year, and we expect the U.S. economy to avoid a recession and produce modest growth for the rest of 2001. Once investors become more confident in this scenario, we anticipate a pickup in trading, underwriting and merger activity. This bodes well for all financial services stocks, including the banks with exposure to market-related revenues, and we believe the Fund is poised to benefit from the upturn.

-----------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (4/30/97)
                                     -------         -------         -------
Cumulative Total Returns              (9.54%)          8.78%          70.72%
Average Annual Total Returns              --           8.78%          13.70%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Financial Industries Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Financial Industries Fund on April 30, 1997 and is equal to $17,072 as of June 30, 2001. The second line represents the Standard & Poor's 500 Index and is equal to $16,178 as of June 30, 2001.



BY BARRY GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA,
PORTFOLIO MANAGERS

John Hancock
V.A. Technology Fund

Tech stocks suffer first quarter 2001 decline as economy weakens

Technology stocks declined sharply in the first three months of 2001, although a spring rally helped erase some of those losses. In the beginning of the year, technology stocks suffered steep losses as economic growth slowed to a near crawl, leading corporations to dramatically curtail their technology spending. This reminded investors that the tech sector is a cyclical group whose fortunes are closely linked to the economy's ups and downs. Consequently, tech companies were forced to lower earnings and revenue expectations, causing the technology-dominated Nasdaq Composite Index to shed more than 25% in the first quarter of 2001.

"Despite the
 spring
 rebound, most
 tech stocks --
 like the
 Nasdaq -- ended
 the period
 with sizable
 losses..."

In early April, however, the tide began to turn in favor of technology stocks. Shrugging off signs that the economy remained weak, investors became increasingly optimistic that the worst of the economic and stock price deterioration was behind them, fueling hopes for a recovery. That renewed enthusiasm was due in no small part to economically stimulative moves by the Federal Reserve, which cut interest rates six times totaling
2.75 percentage points in the first half of the year. That helped tech stocks rack up decent gains in April, with the Nasdaq posting a gain of 15% in the month of April alone. But the group remained volatile through the end of June and the Nasdaq was still in negative territory through June, losing 13% in the first six months of 2001.

[Table at bottom left hand column entitled "Top Five Stock Holdings."
The first listing is AOL Time Warner 4.0%, the second is Micron
Technology 3.4%, the third KLA-Tencor 3.4%, the fourth Applied Materials 3.0% and the fifth Mercury Interactive 2.9%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance

For the six-month period ended June 30, 2001, John Hancock V.A. Technology Fund posted a total return of -28.10% at net asset value, compared with the -25.86% return of the average open-end science and technology fund and the -14.72% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc. See page 18 for historical performance information.

[A 3" x 2" photo at bottom right side of page of John Hancock V.A. Technology Fund. Caption below reads "Fund management team members (l-r): Barry Gordon, Marc Klee and Alan Loewenstein."]

Leaders and laggards

Despite the spring rebound, most tech stocks -- like the Nasdaq -- ended the period with sizable losses, most of which were sustained in the first quarter. Among the few holdings that posted gains were semiconductor and related companies KLA-Tencor, Applied Materials, Micron Technology and Cypress Semiconductor. They bounced back this spring when global investors started to adjust their portfolios toward cyclical and growth-oriented stocks. Investors also reasoned that semiconductor stocks might be the first to take off in a rally, just as they were the first to go down in the sell-off. Some Internet-related stocks staged a bit of a comeback, with AOL Time Warner advancing after the merger between the leading Internet service provider and the media giant was approved. Amazon.com, the world's largest online retailer, also posted strong returns thanks to smaller-than-expected losses and the company's prediction that it will pull into the black by year end. Microsoft's stock price surged more than 50% during the period, thanks in large part to its better-than-expected quarterly earnings announced in mid-April, driven by strong sales of its Windows 2000 product.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 10% with -30% at the bottom and 0% at the top. The first bar represents the -28.10% total return for John Hancock V.A. Technology Fund. The second bar represents the -25.86% total return for Average open-end science and technology fund. The third bar represents the -14.72% total return for Average variable annuity specialty/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Technology Fund is at net asset value with all distributions reinvested. The average open-end science and technology fund and variable annuity specialty/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

On the flip side were the vast majority of tech stocks that posted sizable losses. Among the biggest detractors from the Fund's performance were storage companies EMC and Network Appliance. Last year, businesses had to pay top dollar to warehouse the reams of data they generated. Even as the rest of the tech sector suffered a slowdown, storage companies seemed immune. But the sinking reality of the economy's slowdown began to take its toll, and competition among storage vendors ratcheted up. Another major detractor was Cisco Systems, the leading supplier of data networking products to business. Its stock held up relatively well during most of 2000, but got hit hard in the first quarter of 2001 as the company's growth rates dropped from 50% to 60% per year to showing year-over-year declines. Computer software and service stocks also were hard hit. Although many software projects remain under way, a growing number of corporations have re-evaluated their spending at this time because of economic conditions. Software companies i2 Technologies, BEA Systems and Mercury Interactive all saw their stock prices at least halved during the period. Despite these disappointing results, we continue to believe that these stocks offer well-above-average growth prospects.

"...technology
 stocks as a
 whole are
 reasonably
 valued, with
 excellent
 growth
 prospects."

The stock prices of communications equipment companies, including Corning and JDS Uniphase, also posted sharp declines as many of their customers -- the telecommunications carriers -- faced problems. Without the necessary capital, the carriers were forced to curtail spending to build out their networks. Furthermore, the communications equipment industry's inability to anticipate demand caused large inventory buildups that need to be worked down.

Outlook

We're optimistic about the prospects for technology stocks. Despite the April rally, technology stocks as a whole are reasonably valued, with excellent growth prospects. Given the increasing reliance on technology by consumers and corporations, our view is that five-year growth rates for the tech sector will be higher than those of the broad S&P 500 Index. We believe this is an attractive time to buy technology stocks, which historically do well in a declining interest-rate environment. Finally, we believe better economic growth later this year should spur technology spending and provide a boost for the group.

-----------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.


A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (5/1/00)
                                     -------         -------         -------
Cumulative Total Returns             (28.10%)        (52.22%)        (47.20%)
Average Annual Total Returns              --         (52.22%)        (42.22%)

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Technology Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Technology Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $8,549 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Technology Fund on May 1, 2000 and is equal to $5,280 as of June 30, 2001.



BY JAMES K. HO, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BENJAMIN A. MATTHEWS, PORTFOLIO MANAGER

John Hancock
V.A. Bond Fund

Bonds outperform stocks in volatile market; slowing economy increases individual credit disappointments

During the six months ended June 30, 2001, the broad fixed-income market was helped by the Federal Reserve's rate-cutting efforts aimed at preventing the economy from slipping into a recession, although the widespread deterioration in corporate profits created somewhat of a minefield. Many companies, particularly technology-related firms, found it increasingly difficult to service the debt on their books. Throughout the first half, we maintained the Fund's focus on individual, in-depth credit research. Doing so enabled the Fund to participate in the positive events taking place, while sidestepping many of the securities experiencing an implosion of their creditworthiness.

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Bond Fund produced a total return of 2.78% at net asset value. This compares with the 3.10% return of the average variable annuity corporate debt A-rated fund, according to Lipper, Inc. For historical performance information, please turn to page 21.

[Table at bottom left hand column entitled "Top Five Sectors." The first listing is U.S. Agencies 30%, the second is U.S. Government 28%, the third Telecommunications 4%, the fourth Utilities 4% and the fifth Finance 4%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Credit spreads narrow

Since January, a greater-than-anticipated slowing of the economy has assaulted the financial markets. To head off a recession, the Federal Reserve Board got aggressive and cut short-term interest rates six times during the period, totaling 2.75 percentage points. The federal funds rate -- the rate that banks charge each other for overnight loans -- stood at 3.75% on June 30, down from 6.50% on December 31, 2000. The Fed's concerted efforts to inject liquidity into the markets and make it easier for corporations to raise capital enabled credit spreads to contract. A "spread" is the difference in yield between bonds of varying credit quality. Bonds offering attractive risk premiums enjoyed renewed investor interest as a result. These included investment-grade and high-yield corporate issues, emerging-market bonds and government agency securities such as mortgage-backed issues.

"Where and when
 we could, we
 added to or
 initiated
 positions in
 corporate
 bonds,
 particularly
 investment-grade
 issues..."

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Bond Fund. Caption below reads "James Ho."]

Throughout the period, we carefully bolstered the portfolio's stake in the so-called spread products. We primarily targeted mortgage-backed issues, such as Ginnie Mae and Fannie Mae to pursue the higher-yields and participate in the narrowing of credit spreads.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 4% at the top. The first bar represents the 2.78% total return for John Hancock V.A. Bond Fund. The second bar represents the 3.10% total return for Average variable annuity corporate debt A-rated fund. A note below the chart reads "The total return for John Hancock V.A. Bond Fund is at net asset value with all distributions reinvested. The average variable annuity corporate debt A-rated fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Corporate bond exposure increases selectively

Where and when we could, we added to or initiated positions in corporate bonds, particularly investment-grade issues, but we also targeted select high-yield securities. For the most part, our focus was economically sensitive companies that we believe are well positioned to benefit first from what we anticipate will be an eventual economic rebound. These include such names as Northwest Airlines, Delphi Auto Systems, Newmont Mining, Phelps Dodge, Georgia Pacific, AOL Time Warner, Viacom and Bank One Corporation. We also slightly increased the Fund's weighting in foreign bonds, purchasing Deutsche Telekom, France Telecom, Brazil C-bonds, Colombia sovereign debt and BBVA Bancomer, a Mexican corporate bond that we sold for profits by period's end.

"The Fed has
 certainly
 demonstrated
 its commitment
 to
 jump-starting
 an economic
 recovery..."

We also maintained fair representation in recession-resistant industries such as defense, utilities, health care, media and energy. Noteworthy performers in this area include BellSouth, Qwest Communications, Progress Energy, HEALTHSOUTH and Cox Communications.

Yield curve steepens throughout the period

With each interest-rate cut, U.S. Treasury bonds rallied. The shorter end of the yield curve experienced the most price appreciation and the yield curve finally returned to its historic steep slope. The Fund's Treasury positions were laddered in varying maturities, all of which contributed to performance throughout the period.

As 2001 began, our duration was relatively neutral, as we wanted to wait and see how the interest-rate drama would unfold. Because duration mathematically measures a Fund's sensitivity to interest rate changes, actively managing it provides us with an additional means with which to pursue performance. The surprising rapidity of the Fed's initial rate reductions -- and the bond market's substantial response -- led us to believe that investors had fully discounted further rate cuts. It appeared long-term rates would not have much more room to fall. Looking beyond the current environment as we often do, we slightly shortened the portfolio's relative duration to position it for what we believed would be the next turn in the road: a flattening of the yield curve. In hindsight, it seems our move was a bit premature, as evidence of a protracted economic slowdown -- and thus the need for additional financial stimulus -- continued to mount. The yield curve continued to steepen as the period progressed.

Outlook

Our outlook for bonds is, for the most part, upbeat. The Fed has certainly demonstrated its commitment to jump-starting an economic recovery and there is no reason to believe it will fail to continue reducing short-term rates if that is what the economy mandates. Furthermore, the current scenario is not unlike that which preceded the dramatic corporate bond rally between 1992 and 1996, with one exception: current credit spreads are presently wider than they were back then, presenting discerning investors with some attractive investment opportunities. Selectivity and knowing what issues to buy and sell will be what separates those who profit from those who do not.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns               2.78%          10.38%          42.89%
Average Annual Total Returns              --          10.38%           7.66%

YIELD
For the period ended June 30, 2001

                                  SEC 30-DAY
                                       YIELD
                                     -------
John Hancock V.A. Bond Fund            5.70%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index -- an unmanaged index that mirrors the investment objectives and characteristics of the Fund. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Bond Fund on August 29, 1996 and is equal to $14,290 as of June 30, 2001. The second line represents the Lehman Brothers Corporate Bond Index and is equal to $14,149 as of June 30, 2001.



BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Money Market Fund

Federal Reserve cuts interest rates six times to bolster the lagging economy; money market yields fell in tandem

Money market yields fell in the first six months of 2001, as the Federal Reserve embarked on an aggressive program to cut short-term interest rates to prevent the economy from slipping into recession. With the economy slowing precipitously, the Fed stepped in beginning in January, cutting the federal funds rate by half a percentage point in a surprise move between its regularly scheduled meetings. The effects of the slowing economy began to show up in earnest in the form of corporate earnings disappointments, sending the stock market reeling. The Fed cut rates five more times through the end of June, sending the federal funds rate that banks charge each other for overnight loans from 6.50% at the start of the year to 3.75% by the end of June -- the lowest level in more than seven years. The first five cuts were for a half a percentage point each, and the last one in June was for one-quarter percentage point, an indication that the Fed could be winding down its rate-cut, or easing, cycle. Money market yields fell in this period, since the federal funds rate is also a key pricing benchmark for money market securities.

"...we began to
 lengthen the
 Fund's average
 maturity to
 lock in
 higher-yielding
 securities for
 a longer time
 in the face of
 falling rates."

7-day effective yield

On June 30, 2001, John Hancock V.A. Money Market Fund had a 7-day effective yield of 3.67%. By comparison, the average taxable money market fund had a 7-day effective yield of 3.38%, according to Lipper, Inc.

Lengthening maturity

As it became evident from the start of 2001 that the Fed, with its concerns about a too-slow economy, would continue to cut rates, we began to lengthen the Fund's average maturity to lock in higher-yielding securities for a longer time in the face of falling rates. Although the Fed clearly remained on its easing path, we did not extend the Fund's maturity beyond our peers' average. As is typically the case during an economic downturn, there are increased concerns about corporate defaults and credit downgrades, so money market funds typically scale back their exposure to longer-dated credits. In fact, we paid particular attention to buying and holding only the highest-quality top-tier securities.

[A 1 1/2" x 2" photo at bottom middle of page of John Hancock V.A. Money Market Fund. Caption below reads "Dawn Baillie."]

Uncertainty ahead

The Fed appears to be slowing down, or even nearing the end of, its rate-cut cycle, as it waits to see the full impact of the steps it has already taken this year. But it has maintained its easing bias and not yet declared victory in its efforts to avert a recession, instead indicating it still has concerns about the economy's ongoing weakness. The Fed's stance will undoubtedly remain the same until there are clearer signs of an upturn in both the U.S. and global economies, where a slowdown has weighed on the U.S. economy. Other key elements to watch for are a rebound in corporate earnings growth and corporate capital spending, which has ground almost to a halt. In this uncertain environment, we'll keep the Fund's maturity in line with, if not slightly shorter than, our peers, until we have a clearer sense of the economy's health. As always, we will also continue to focus on providing the Fund with a competitive yield and on preserving stability of principal.

[Bar chart at the top of left hand column with heading "7-Day Effective Yield." Under the heading is a note that reads "As of June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 4% at the top. The first bar represents the 3.67% total return for John Hancock V.A. Money Market Fund. The second bar represents the 3.38% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]

"The Fed
 appears to be
 slowing down,
 or even nearing
 the end of, its
 rate-cut
 cycle..."

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.



BY FREDERICK L. CAVANAUGH, JR., MANAGEMENT TEAM LEADER, AND
ARTHUR N. CALAVRITINOS, CFA, JANET L. CLAY, CFA, AND DANIEL S. JANIS, PORTFOLIO MANAGERS

John Hancock
V.A. Strategic Income Fund

Falling interest rates lift U.S. bonds, as U.S. economy slows

The first six months of 2001 marked a significant shift for the global bond markets. U.S. Treasuries had posted significant gains in 2000, as investors began to anticipate that the Federal Reserve Board would cut interest rates in response to slowing economic conditions. Although the Fed cut rates six times for a total of 2.75 percentage points in the first six months of 2001, U.S. Treasury securities posted mixed results in the period. Short- and intermediate-term Treasury securities continued to perform well in tandem with those rate cuts, with their yields falling and their prices rising. Ironically, long-term Treasury bond yields and prices were stalled throughout much of this spring as investors worried that the Fed may have risked re-igniting inflationary pressures with its dramatic rate cuts.

"Recognizing
 that U.S.
 Treasury
 securities had
 enjoyed a nice
 run, we
 reduced our
 stake in
 them."

In contrast, some high-yield bonds perked up a bit this year, after posting significant losses in 2000. The catalyst for their better performance was growing confidence that rate cuts would translate into improved economic conditions and stronger corporate performance. Furthermore, investors increasingly moved toward high-yield bonds in search of cheap valuations and higher yields. But the somewhat better performance of the broad high-yield sector masked continued disappointing losses among telecommunications bonds, which have been depressed for more than a year.

[Table at bottom left hand column entitled "Top Five Sectors." The first listing is U.S. Government 39%, the second is Foreign Government 25%, the third Telecommunications 6%, the fourth Media 5% and the fifth Oil & Gas 3%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

In the foreign markets, performance was, as always, mixed. European bonds languished, primarily because the European Central Bank, citing decent economic growth on that continent, held interest rates steady. Emerging-market bonds, however, posted good performances as conditions in their markets generally improved, and Canadian bonds continued to benefit from relatively low and stable inflation. Japanese bonds didn't attract much attention throughout the year, due to the fact that their yields remained substantially lower than in other parts of the world.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Strategic Income Fund. Caption below reads "Fred Cavanaugh."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Strategic Income Fund posted a total return of 1.79% at net asset value. This compared with the 1.70% return of the average variable annuity general bond fund, according to Lipper, Inc. Historical performance information can be found on page 26.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.79% total return for John Hancock V.A. Strategic Income Fund. The second bar represents the 1.70% total return for Average variable annuity general bond fund. A note below the chart reads "The total return for John Hancock V.A. Strategic Income Fund is at net asset value with all distributions reinvested. The average variable annuity general bond fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Turning from defensive to opportunistic

Throughout much of 2000, we maintained a relatively defensive posture, but by January 2001, we began to take on a more opportunistic approach. Recognizing that U.S. Treasury securities had enjoyed a nice run, we reduced our stake in them. At the same time, we increased our holdings in emerging-market bonds. Not only were many dollar-denominated emerging-market bonds attractively valued, but they also were benefiting from some fundamental improvements, such as rising economic growth, declining interest rates, falling inflation and improving trade balances. Our increased exposure to government bonds issued by Mexico, Russia and Peru generally helped performance. Fortunately, we did not own any Argentinean bonds, which performed poorly as that country struggled with a weak economy and high levels of debt.

The rest of the world

Apart from emerging-market bonds, few foreign markets offered attractive value by our assessment. Because European bond yields remained below those offered by U.S. Treasuries, and the European Central Bank refused to lower interest rates, European bonds offered little upside potential for investors. Most Asian bonds also were decidedly unattractive, offering yields far lower than those found in the U.S. and emerging markets. Canada, however, offered an attractive combination of high quality and competitive yields.

High-yield winners and losers

Despite the choppy market, some of our high-yield holdings performed well. Coal producer AEI Resources benefited from stronger demand for that fuel, as well as a restructuring of its business. Columbia's Comunicacion Cellular was buoyed by strong interest in the country's bonds. Canada's MetroNet Communications was lifted by last year's merger with AT&T Canada.

The telecommunications sector continued to be plagued by doubts during the past six months and handed us some of our biggest disappointments. Two-way messaging company Metro Call filed for bankruptcy protection, while fiber-optic company NorthEast Optic Network was hurt by weaker pricing in its key markets. Finally, video-on-demand company DIVA Systems struggled against slower-than-expected demand for its products and its failure to complete a planned IPO.

"In our view,
 the Federal
 Reserve still
 has some work
 to do..."

Outlook

In our view, the Federal Reserve still has some work to do since the U.S. economy continues to struggle. Overseas, Europe already is showing some signs of weakening and Japan stands again at the brink of a recession, if it hasn't already entered one. That's why we believe the Fed will remain accommodative, perhaps cutting interest rates another three-quarters of a percentage point from current levels. With that backdrop in mind, we believe that emerging-market bonds will continue to perform well as investors seek out higher yields and position themselves to benefit from the fundamental economic and policy changes that are helping to improve conditions in many countries. We'll also keep our eyes out for attractively valued high-yield bonds. So far this year, a lack of liquidity and other market-driven factors have limited our high-yield purchases. If liquidity returns, we will look to expand our high-yield allocation.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns               1.79%           1.95%          35.07%
Average Annual Total Returns              --           1.95%           6.41%

YIELD
For the period ended June 30, 2001

                                  SEC 30-DAY
                                       YIELD
                                     -------
John Hancock V.A. Strategic
Income Fund                            7.14%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Government/Credit Bond Index -- an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Strategic Income Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Government/Credit Bond Index and is equal to $14,278 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Strategic Income Fund on August 29, 1996 and is equal to $13,508 as of June 30, 2001.



FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust


Statements of Assets and Liabilities
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------
                                                         V.A.         V.A.         V.A.         V.A.
                                                        CORE     RELATIVE    SOVEREIGN    FINANCIAL
                                                      EQUITY        VALUE    INVESTORS   INDUSTRIES
                                                        FUND         FUND         FUND         FUND
                                                 -----------  -----------  -----------  -----------
Assets:
Investments at value (cost -
$36,203,706, $53,741,513,
$57,496,454 and  $68,696,240,
respectively)                                    $40,984,082  $48,517,103  $61,866,211  $76,588,973
Joint repurchase agreements (cost -
$558,000, $2,863,000, $6,474,000
and  $5,059,000, respectively)                       558,000    2,863,000    6,474,000    5,059,000
                                                 -----------  -----------  -----------  -----------
                                                  41,542,082   51,380,103   68,340,211   81,647,973
Cash                                                     345          661          738          793
Receivable for investments sold                       21,871           --           --       44,308
Receivable for shares sold                                --      605,015           --      265,908
Dividends and interest receivable                     41,627       29,903      194,185       93,093
Deferred organization expenses                           360           --          360           --
Other assets                                             594          353          710        5,889
                                                 -----------  -----------  -----------  -----------
Total assets                                      41,606,879   52,016,035   68,536,204   82,057,964
---------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                    305,411           --           --           --
Payable for shares repurchased                       120,067           --       19,636           --
Payable to affiliates                                 24,621       22,921       35,307       53,787
Accounts payable and accrued
expenses                                              20,788        6,303       13,432       14,582
                                                 -----------  -----------  -----------  -----------
Total liabilities                                    470,887       29,224       68,375       68,369
---------------------------------------------------------------------------------------------------

Net Assets:
Capital paid-in                                   40,153,629   52,889,850   67,695,696   73,522,524
Accumulated net realized gain
(loss) on investments and foreign
currency transactions                             (3,800,675)   4,322,497   (3,584,573)     340,035
Net unrealized appreciation
(depreciation) of investments  and
translation of assets and
liabilities in foreign currencies.                 4,780,376   (5,224,410)   4,369,757    7,892,324
Undistributed (distributions in
excess of) net investment income                       2,662       (1,126)     (13,051)     234,712
                                                 -----------  -----------  -----------  -----------
Net assets                                       $41,135,992  $51,986,811  $68,467,829  $81,989,595
===================================================================================================

Net Asset Value Per Share:
(Based on 2,469,310, 4,622,886,
4,664,964, and 4,941,476 shares,
respectively, of beneficial
interest outstanding - unlimited
number of shares authorized with
no par value)                                         $16.66       $11.25       $14.68       $16.59
===================================================================================================

The Statement of Assets and Liabilities is each Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2001. You'll also find the net asset value per share as of that date.

See notes to financial statements.





Statements of Assets and Liabilities (continued)
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------

                                                         V.A.         V.A.         V.A.         V.A.
                                                  TECHNOLOGY         BOND MONEY MARKET    STRATEGIC
                                                        FUND         FUND         FUND  INCOME FUND
                                                 -----------  -----------  -----------  -----------
Assets:
Investments at value (cost -
$26,597,872, $63,029,448,
$124,243,085 and  $48,106,465,
respectively)                                    $19,378,231  $63,141,671 $124,243,085  $45,878,321
Joint repurchase agreements (cost -
$2,658,000, $6,265,000,
$19,099,000 and  $12,252,000,
respectively)                                      2,658,000    6,265,000   19,099,000   12,252,000
                                                 -----------  -----------  -----------  -----------
                                                  22,036,231   69,406,671  143,342,085   58,130,321
Cash                                                     270          935          508          831
Receivable for investments sold                        6,300    1,400,073           --      577,828
Receivable for shares sold                           183,531       28,993           --      371,520
Dividends and interest receivable                      1,218      911,363      244,121    1,255,406
Receivable for forward foreign
currency exchange contracts sold                          --           --           --       23,060
Deferred organization expenses                            --          360          360          360
Other assets                                              --          227        3,037        1,548
                                                 -----------  -----------  -----------  -----------
Total assets                                      22,227,550   71,748,622  143,590,111   60,360,874
---------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                    605,978    3,983,931           --    7,457,921
Payable for shares repurchased                           760        9,723           --        9,288
Dividends payable                                         --       22,275       28,204       23,677
Payable for forward foreign
currency exchange contracts
purchased                                                 --           --           --        7,045
Payable to affiliates                                 13,367       28,158       60,892       24,642
Accounts payable and accrued
expenses                                              26,164       12,674        6,173        2,091
                                                 -----------  -----------  -----------  -----------
Total liabilities                                    646,269    4,056,761       95,269    7,524,664
---------------------------------------------------------------------------------------------------

Net Assets:
Capital paid-in                                   30,789,537   67,763,216  143,494,649   57,331,052
Accumulated net realized loss on
investments and foreign currency
transactions                                      (1,972,282)    (117,077)          --   (1,624,165)
Net unrealized appreciation
(depreciation) of investments  and
translation of assets and
liabilities in foreign currencies.                (7,219,642)     112,223           --   (2,222,895)
Undistributed net investment income
(accumulated net investment loss)                    (16,332)     (66,501)         193     (647,782)
                                                 -----------  -----------  -----------  -----------
Net assets                                       $21,581,281  $67,691,861 $143,494,842  $52,836,210
===================================================================================================

Net Asset Value Per Share:
(Based on 4,093,449, 6,582,826,
143,494,842 and 6,055,354 shares,
respectively, of  beneficial
interest outstanding - unlimited
number of shares authorized with
no par value.)                                         $5.27       $10.28        $1.00        $8.73
===================================================================================================

See notes to financial statements.





Statements of Operations
Six months ended June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------
                                                         V.A.         V.A.         V.A.         V.A.
                                                        CORE     RELATIVE    SOVEREIGN    FINANCIAL
                                                      EQUITY        VALUE    INVESTORS   INDUSTRIES
                                                        FUND         FUND         FUND         FUND
                                                 -----------  -----------  -----------  -----------
Investment Income:
Dividends (net of foreign
withholding tax of $1,473, $73,
$1,224, $14,006, respectively)                      $243,052      $91,109     $369,001     $494,937
Interest                                                  --       78,419           --           --
Securities lending                                    23,934       30,035      313,191       57,233
                                                 -----------  -----------  -----------  -----------
Total investment income                              266,986      199,563      682,192      552,170
---------------------------------------------------------------------------------------------------
Expenses:
Investment management fee                            137,988      120,565      178,874      283,808
Custodian fee                                         12,603        3,970        9,511       14,534
Auditing fee                                          10,198        9,157        8,927       10,319
Accounting and legal services fee                      3,857        3,931        5,833        6,941
Miscellaneous                                          2,182          468          938          802
Printing                                               1,710        1,577        1,338        1,198
Trustees' fees                                         1,275        1,112        1,415        2,082
Organization expense                                   1,053           --        1,053           --
Legal fees                                               233          252          279          516
Registration and filing fees                              21            9            8          156
Interest expense                                          --       10,430           --           --
                                                 -----------  -----------  -----------  -----------
Total expenses                                       171,120      151,471      208,176      320,356
---------------------------------------------------------------------------------------------------
Net investment income                                 95,866       48,092      474,016      231,814
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                       (2,936,537)   2,071,440   (1,328,907)   3,833,796
Foreign currency transactions                             --           --           --      (11,371)
Change in unrealized appreciation
(depreciation) on:
Investments                                          937,032      462,352   (2,400,245) (11,108,013)
Translation of assets and
liabilities in foreign currencies                         --           --           --         (270)
                                                 -----------  -----------  -----------  -----------
Net realized and unrealized gain
(loss)                                            (1,999,505)   2,533,792   (3,729,152)  (7,285,858)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                                  ($1,903,639)  $2,581,884  ($3,255,136) ($7,054,044)
===================================================================================================

The Statement of Operations summarizes for each of the Funds the investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.





Statements of Operations (continued)
Six months ended June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------

                                                         V.A.         V.A.         V.A.         V.A.
                                                  TECHNOLOGY         BOND MONEY MARKET    STRATEGIC
                                                        FUND         FUND         FUND  INCOME FUND
                                                 -----------  -----------  -----------  -----------
Investment Income:
Dividends (net of foreign
withholding tax of $425, none,
none and none, respectively)                          $4,033           --           --       $8,332
Interest                                              61,129   $1,274,160   $2,597,886    1,604,967
Securities lending                                     1,931           --           --           --
                                                 -----------  -----------  -----------  -----------
Total investment income                               67,093    1,274,160    2,597,886    1,613,299
---------------------------------------------------------------------------------------------------
Expenses:
Investment management fee                             64,569      103,111      255,409      116,449
Custodian fee                                         15,732       23,415       16,685       10,181
Auditing fee                                           5,951        5,495        4,336        4,796
Printing                                               2,217        2,127          932          577
Legal fees                                             1,603          284          612          154
Accounting and legal services fee                      1,579        4,034        9,994        3,797
Trustees' fee                                            374          647        1,735          515
Miscellaneous                                            238          360          199          239
Registration and filing fees                               8            8            7           21
Organization expense                                      --        1,053        1,053        1,053
                                                 -----------  -----------  -----------  -----------
Total expenses                                        92,271      140,534      290,962      137,782
Less expense reductions                               (7,551)          --           --           --
---------------------------------------------------------------------------------------------------
Net expenses                                          84,720      140,534      290,962      137,782
---------------------------------------------------------------------------------------------------
Net investment income (loss)                         (17,627)   1,133,626    2,306,924    1,475,517
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                       (1,778,652)     274,804           --     (625,492)
Foreign currency transactions                             --           --           --       30,346
Change in unrealized appreciation
(depreciation) on:
Investments                                       (3,330,550)    (541,491)          --     (300,466)
Translation of assets and
liabilities in foreign currencies                         --           --           --       37,333
                                                 -----------  -----------  -----------  -----------
Net realized and unrealized loss                  (5,109,202)    (266,687)          --     (858,279)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                                  ($5,126,829)    $866,939   $2,306,924     $617,238
===================================================================================================

See notes to financial statements.





Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                      V.A.                      V.A.
                                                         CORE EQUITY FUND       RELATIVE VALUE FUND  SOVEREIGN INVESTORS FUND
                                                 ------------------------  ------------------------  ------------------------
                                                               SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR        ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED      JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,        2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000   (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                               $196,241      $95,866      $54,327      $48,092     $675,781     $474,016
Net realized gain (loss)                             153,575   (2,936,537)  13,434,131    2,071,440   (1,886,401)  (1,328,907)
Change in net unrealized
appreciation (depreciation)                       (3,702,349)     937,032  (15,296,586)     462,352    1,083,527   (2,400,245)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net
assets resulting from operations                  (3,352,533)  (1,903,639)  (1,808,128)   2,581,884     (127,093)  (3,255,136)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                          (199,287)     (93,007)     (42,822)     (56,408)    (678,637)    (486,814)
From net realized gain                              (695,716)          --  (15,128,734)          --           --           --
In excess of net realized gain                      (844,741)          --           --           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Total distributions to shareholders               (1,739,744)     (93,007) (15,171,556)     (56,408)    (678,637)    (486,814)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                       11,671,817    6,436,466   13,227,216   37,266,291   16,811,905   22,295,811
Shares issued to shareholders in
reinvestment of distributions                      1,739,743       93,007   15,171,557       56,408      678,636      486,814
Less shares repurchased                          (12,638,050)  (4,069,385) (11,142,581) (26,903,976) (11,610,910)  (5,900,944)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase                                         773,510    2,460,088   17,256,192   10,418,723    5,879,631   16,881,681
                                                 -----------  -----------  -----------  -----------  -----------  -----------

Net Assets:
Beginning of period                               44,991,317   40,672,550   38,766,104   39,042,612   50,254,197   55,328,098
                                                 -----------  -----------  -----------  -----------  -----------  -----------
End of period (including
undistributed (distributions in
excess of)  net investment income
of ($197), $2,662, $7,190,
($1,126),  ($253), and ($13,051),
respectively)                                    $40,672,550  $41,135,992  $39,042,612  $51,986,811  $55,328,098  $68,467,829
                                                 ===========  ===========  ===========  ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.0888      $0.0390      $0.0186      $0.0134      $0.2077      $0.1148
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Per share distributions from net
realized gain                                        $0.6886           --      $6.5883           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          601,375      384,016      744,370    3,395,712    1,103,469    1,506,526
Shares issued to shareholders in
reinvestment of distributions                         99,280        5,717    1,406,946        5,499       44,976       33,495
Less shares repurchased                             (662,061)    (242,365)    (631,982)  (2,448,161)    (771,887)    (400,730)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase                                          38,594      147,368    1,519,334      953,050      376,558    1,139,291
                                                 ===========  ===========  ===========  ===========  ===========  ===========

The Statement of Changes in Net Assets shows how the value of each Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in each Fund. The footnotes illustrate the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the per share amount of distributions made to shareholders of each Fund for the periods indicated.

See notes to financial statements.





Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                       V.A.                      V.A.
                                                FINANCIAL INDUSTRIES FUND            TECHNOLOGY FUND                 BOND FUND
                                                 ------------------------  -------------------------  ------------------------
                                                               SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR         ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED       JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,         2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000(1) (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                        $194,288     $231,814      $25,753      ($17,627)  $1,040,920   $1,133,626
Net realized gain (loss)                             696,899    3,822,425     (193,630)   (1,778,652)    (152,050)     274,804
Change in net unrealized
appreciation (depreciation)                       12,306,484  (11,108,283)  (3,889,092)   (3,330,550)   1,085,497     (541,491)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Net increase (decrease) in net
assets resulting from operations                  13,197,671   (7,054,044)  (4,056,969)   (5,126,829)   1,974,367      866,939
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                          (169,614)          --      (24,458)           --   (1,040,858)  (1,188,894)
From net realized gain                                    --           --           --            --           --           --
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Total distributions to shareholders                 (169,614)          --      (24,458)           --   (1,040,858)  (1,188,894)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                       20,739,283   23,159,825   18,589,255    14,331,670   13,994,748   46,649,420
Shares issued to shareholders in
reinvestment of distributions                        169,614           --       24,458            --    1,040,858    1,166,619
Less shares repurchased                          (11,882,798)  (5,482,782)    (490,242)   (1,665,604)  (3,326,986)  (4,974,940)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Net increase                                       9,026,099   17,677,043   18,123,471    12,666,066   11,708,620   42,841,099
                                                 -----------  -----------  -----------   -----------  -----------  -----------

Net Assets:
Beginning of period                               49,312,440   71,366,596           --    14,042,044   12,530,588   25,172,717
                                                 -----------  -----------  -----------   -----------  -----------  -----------
End of period (including
undistributed net investment
income  (accumulated net
investment loss) of $2,898,
$234,712, $1,295,  ($16,332),
$21,480 and ($66,501),
respectively)                                    $71,366,596  $81,989,595  $14,042,044   $21,581,281  $25,172,717  $67,691,861
                                                 ===========  ===========  ===========   ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.0450           --      $0.0143            --      $0.6434      $0.2961
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Per share distributions from net
realized gain                                             --           --           --            --           --           --
                                                 -----------  -----------  -----------   -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                        1,252,923    1,385,001    1,961,452     2,474,548    1,400,901    4,499,608
Shares issued to shareholders in
reinvestment of distributions                          9,578           --        3,292            --      104,450      113,006
Less shares repurchased                             (779,897)    (335,670)     (48,490)     (297,353)    (336,738)    (475,645)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Net increase                                         482,604    1,049,331    1,916,254     2,177,195    1,168,613    4,136,969
                                                 ===========  ===========  ===========   ===========  ===========  ===========

(1) Commenced operations on May 1, 2000.

See notes to financial statements.





Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------
                                                                       V.A.                        V.A.
                                                         MONEY MARKET FUND       STRATEGIC INCOME FUND
                                                 -------------------------   -------------------------
                                                                SIX MONTHS                  SIX MONTHS
                                                        YEAR         ENDED          YEAR         ENDED
                                                       ENDED       JUNE 30,        ENDED       JUNE 30,
                                                 DECEMBER 31,         2001   DECEMBER 31,         2001
                                                        2000    (UNAUDITED)         2000    (UNAUDITED)
                                                 -----------   -----------   -----------   -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                             $2,278,752    $2,306,924    $2,451,388    $1,475,517
Net realized loss                                         --            --      (700,276)     (595,146)
Change in net unrealized
appreciation (depreciation)                               --            --    (1,322,235)     (263,133)
                                                 -----------   -----------   -----------   -----------
Net increase in net assets
resulting from operations                          2,278,752     2,306,924       428,877       617,238
                                                 -----------   -----------   -----------   -----------
Distributions to Shareholders: *
From net investment income                        (2,278,752)   (2,306,924)   (2,359,734)   (1,766,663)
From net realized gain                                    --            --      (350,215)           --
Tax return of capital                                     --            --       (91,654)           --
                                                 -----------   -----------   -----------   -----------
Total distributions to shareholders               (2,278,752)   (2,306,924)   (2,801,603)   (1,766,663)
                                                 -----------   -----------   -----------   -----------
From Fund Share Transactions:
Shares sold                                      188,358,513   216,704,153    14,978,386    21,277,833
Shares issued to shareholders in
reinvestment of distributions                      2,374,022     2,311,895     2,801,603     1,742,986
Less shares repurchased                         (149,766,710) (149,438,538)   (3,217,447)   (3,506,983)
                                                 -----------   -----------   -----------   -----------
Net increase                                      40,965,825    69,577,510    14,562,542    19,513,836
                                                 -----------   -----------   -----------   -----------

Net Assets:
Beginning of period                               32,951,507    73,917,332    22,281,983    34,471,799
                                                 -----------   -----------   -----------   -----------
End of period (including
undistributed net investment
income (loss)  (distributions in
excess of net investment income)
of $193, $193,  ($126,198) and
($647,782), respectively)                        $73,917,332  $143,494,842   $34,471,799   $52,836,210
                                                 ===========   ===========   ===========   ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.0576       $0.0232       $0.8345       $0.3978
                                                 -----------   -----------   -----------   -----------
Per share distributions from net
realized gain                                             --            --       $0.0945            --
                                                 -----------   -----------   -----------   -----------

* Analysis of Fund Share Transactions:
Shares sold                                      188,358,513   216,704,153     1,598,355     2,410,662
Shares issued to shareholders in
reinvestment of distributions                      2,374,022     2,311,895       302,236       196,644
Less shares repurchased                         (149,766,710) (149,438,538)     (339,848)     (393,723)
                                                 -----------   -----------   -----------   -----------
Net increase                                      40,965,825    69,577,510     1,560,743     2,213,583
                                                 ===========   ===========   ===========   ===========

See notes to financial statements.




Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                             V.A. CORE EQUITY FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                       YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $11.11        $14.11        $17.74        $19.70         $17.52
                                              --------       --------      --------      --------      --------       --------
Net Investment Income(2)                          0.06           0.16          0.10          0.09          0.08           0.04
Net Realized and Unrealized Gain (Loss) on
Investments                                       1.12           3.23          3.90          2.36         (1.48)         (0.86)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                  1.18           3.39          4.00          2.45         (1.40)         (0.82)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.06)         (0.14)        (0.10)        (0.09)        (0.09)         (0.04)
In Excess of Net Investment Income                  --             --            --            --(3)         --             --
From Net Realized Gain                           (0.01)         (0.25)        (0.27)        (0.40)        (0.31)            --
In Excess of Net Realized Gain                      --             --            --            --         (0.38)            --
                                              --------       --------      --------      --------      --------       --------
Total Distributions                              (0.07)         (0.39)        (0.37)        (0.49)        (0.78)         (0.04)
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                  $11.11         $14.11        $17.74        $19.70        $17.52         $16.66
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(4)                      11.78%(5,6)    30.68%(6)     28.42%        13.89%        (7.11%)        (4.68%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $1,149         $8,719       $26,691       $44,991       $40,673        $41,136
Ratio of Expenses to Average Net Assets          0.95%(7)       0.95%         0.95%         0.83%         0.85%          0.87%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        4.23%(7)       1.59%            --            --            --             --
Ratio of Net Investment Income to Average
Net Assets                                       1.60%(7)       1.24%         0.65%         0.47%         0.45%          0.49%(7)
Portfolio Turnover Rate                            24%            53%           55%           77%           97%            43%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains
(losses), distributions and total investment return of each Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
 ---------------------------------------------------------------------------------------------------------------
                                                                        V.A. RELATIVE VALUE FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00          $12.03          $18.03          $10.64
                                                        --------        --------        --------        --------
Net Investment Income(2)                                    0.11            0.10            0.02            0.01
Net Realized and Unrealized Gain (Loss) on
Investments                                                 2.02            6.65           (0.80)           0.61
                                                        --------        --------        --------        --------
Total from Investment Operations                            2.13            6.75           (0.78)           0.62
                                                        --------        --------        --------        --------
Less Distributions:
From Net Investment Income                                 (0.10)          (0.10)          (0.02)          (0.01)
From Net Realized Gain                                        --           (0.65)          (6.59)             --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.10)          (0.75)          (6.61)          (0.01)
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                            $12.03          $18.03          $10.64          $11.25
                                                        ========        ========        ========        ========
Total Investment Return(3)                                21.39%(4,5)     56.65%          (4.80%)          5.87%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                 $17,368         $38,766         $39,043         $51,987
Ratio of Expenses to Average Net Assets                    0.85%(6)        0.77%           0.79%           0.75%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                                  1.03%(6)           --              --              --
Ratio of Net Investment Income to Average
Net Assets                                                 1.17%(6)        0.66%           0.13%           0.24%(6)
Portfolio Turnover Rate                                     242%            166%            164%             40%

(1) Commenced operations on January 6, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. SOVEREIGN INVESTORS FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.74        $13.59        $15.61        $15.96        $15.69
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.07           0.22          0.27          0.24          0.21          0.12
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.76           2.82          2.00          0.35         (0.27)        (1.02)
                                              --------       --------      --------      --------      --------      --------
Total from Investment Operations                  0.83           3.04          2.27          0.59         (0.06)        (0.90)
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.07)         (0.18)        (0.25)        (0.24)        (0.21)        (0.11)
In Excess of Net Investment Income                  --             --            --            --(3)         --            --
From Net Realized Gain                           (0.02)         (0.01)           --            --            --            --
Tax Return of Capital                               --             --            --            --(3)         --            --
                                              --------       --------      --------      --------      --------      --------
Total Distributions                              (0.09)         (0.19)        (0.25)        (0.24)        (0.21)        (0.11)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $10.74         $13.59        $15.61        $15.96        $15.69        $14.68
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(4)                       8.30%(5,6)    28.43%(6)     16.88%         3.84%        (0.33%)       (5.70%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $1,111        $12,187       $34,170       $50,254       $55,328       $68,468
Ratio of Expenses to Average Net Assets          0.85%(7)       0.85%         0.74%         0.70%         0.72%         0.70%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        3.78%(7)       1.16%            --            --            --            --
Ratio of Net Investment Income to Average
Net Assets                                       1.90%(7)       1.81%         1.88%         1.57%         1.37%         1.59%(7)
Portfolio Turnover Rate                            17%            11%           19%           26%           46%           23%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                          V.A. FINANCIAL INDUSTRIES FUND
                                                      ------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                        PERIOD                                                           ENDED
                                                         ENDED                 YEAR ENDED DECEMBER 31,                 JUNE 30,
                                                   DECEMBER 31,       ----------------------------------------            2001
                                                        1997(1)           1998            1999            2000      (UNAUDITED)
                                                      --------        --------        --------        --------       ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period                    $10.00          $13.44          $14.45          $14.46          $18.34
                                                      --------        --------        --------        --------        --------
Net Investment Income(2)                                  0.11            0.18            0.11            0.06            0.05
Net Realized and Unrealized Gain on
Investments                                               3.39            0.97            0.06            3.87           (1.80)
                                                      --------        --------        --------        --------        --------
Total from Investment Operations                          3.50            1.15            0.17            3.93           (1.75)
                                                      --------        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                               (0.05)          (0.14)          (0.10)          (0.05)             --
From Net Realized Gain                                   (0.01)             --(3)        (0.05)             --              --
Tax Return of Capital                                       --              --           (0.01)             --              --
                                                      --------        --------        --------        --------        --------
Total Distributions                                      (0.06)          (0.14)          (0.16)          (0.05)             --
                                                      --------        --------        --------        --------        --------
Net Asset Value, End of Period                          $13.44          $14.45          $14.46          $18.34          $16.59
                                                      ========        ========        ========        ========        ========
Total Investment Return(4)                              35.05%(5,6)      8.55%           1.23%          27.16%          (9.54%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)               $18,465         $54,569         $49,312         $71,367         $81,990
Ratio of Expenses to Average Net Assets                  1.05%(7)        0.92%           0.90%           0.90%           0.90%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                                1.39%(7)          --              --              --              --
Ratio of Net Investment Income to Average
Net Assets                                               1.32%(7)        1.25%           0.77%           0.36%           0.65%(7)
Portfolio Turnover Rate                                    11%             38%             72%             41%             53%

(1) Commenced operations on April 30, 1997.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7) Annualized.

(8) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------
                                                           V.A. TECHNOLOGY FUND
                                                        --------------------------
                                                                        SIX MONTHS
                                                          PERIOD             ENDED
                                                           ENDED           JUNE 30,
                                                     DECEMBER 31,             2001
                                                          2000(1)       (UNAUDITED)
                                                        --------          --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00             $7.33
                                                        --------          --------
Net Investment Income(2)                                    0.03             (0.01)
Net Realized and Unrealized Loss on
Investments                                                (2.69)            (2.05)
                                                        --------          --------
Total from Investment Operations                           (2.66)            (2.06)
                                                        --------          --------
Less Distributions:
From Net Investment Income                                 (0.01)               --
                                                        --------          --------
Total Distributions                                        (0.10)            $5.27
                                                        --------          --------
Net Asset Value, End of Period                             $7.33            $11.25
                                                        ========          ========
Total Investment Return(3,4)                             (26.56%)(5)       (28.10%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                 $14,402           $21,581
Ratio of Expenses to Average Net Assets                    1.05%(6)          1.05%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                                  1.99%(6)          1.14%(6)
Ratio of Net Investment Income to Average
Net Assets                                                 0.62%(6)         (0.22%)(6)
Portfolio Turnover Rate                                      75%               21%

(1) Commenced operations on May 1, 2000.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the period shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
 ----------------------------------------------------------------------------------------------------------------------------
                                                                               V.A. BOND FUND
                                              -------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS
                                                PERIOD                                                                  ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------          2001
                                                1996(1)          1997          1998          1999          2000    (UNAUDITED)
                                              --------       --------      --------      --------      --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.19        $10.36        $10.51         $9.81        $10.29
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.23           0.68          0.63          0.64          0.64          0.28
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.21           0.24          0.32         (0.70)         0.50          0.01
                                              --------       --------      --------      --------      --------      --------
Total from Investment Operations                  0.44           0.92          0.95         (0.06)         1.12          0.29
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.23)         (0.68)        (0.63)        (0.64)        (0.64)        (0.30)
From Net Realized Gain                           (0.02)         (0.07)        (0.17)           --            --            --
                                              --------       --------      --------      --------      --------      --------
Total Distributions                              (0.25)         (0.75)        (0.80)        (0.64)        (0.64)        (0.30)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $10.19         $10.36        $10.51         $9.81        $10.29        $10.28
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(3)                       4.42%(4,5)     9.30%(5)      9.41%(5)     (0.51%)(5)    11.89%(5)      2.78%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $1,056         $3,682       $10,669       $12,531       $25,173       $67,692
Ratio of Expenses to Average Net Assets          0.75%(6)       0.75%         0.75%         0.75%         0.75%         0.68%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        4.15%(6)       2.53%         1.34%         1.01%         0.92%           --
Ratio of Net Investment Income to Average
Net Assets                                       6.69%(6)       6.57%         5.93%         6.39%         6.47%         5.50%(6,8)
Portfolio Turnover Rate                            45%           193%          367%          307%          298%          195%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 5.77%.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                                           V.A. MONEY MARKET FUND
                                              -------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS
                                                PERIOD                                                                  ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------          2001
                                                1996(1)          1997          1998          1999          2000    (UNAUDITED)
                                              --------       --------      --------      --------      --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period             $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.02           0.05          0.05          0.05          0.06          0.02
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.02)         (0.05)        (0.05)        (0.05)        (0.06)        (0.02)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                   $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(3)                       1.61%(4,5)     4.88%(5)      4.87%         4.58%         5.90%         2.33%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)          $207         $8,377       $16,519       $32,952       $73,917      $143,495
Ratio of Expenses to Average Net Assets          0.75%(6)       0.75%         0.74%         0.66%         0.60%         0.57%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                       27.48%(6)       1.27%            --            --            --            --
Ratio of Net Investment Income to Average
Net Assets                                       4.68%(6)       4.86%         4.70%         4.55%         5.86%         4.52%(6)

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                                          V.A. STRATEGIC INCOME FUND
                                              -------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS
                                                PERIOD                                                                  ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------          2001
                                                1996(1)          1997          1998          1999          2000    (UNAUDITED)
                                              --------       --------      --------      --------      --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.30        $10.47        $10.10         $9.77         $8.97
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.27           0.91          0.85          0.80          0.83          0.33
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.36           0.26         (0.35)        (0.33)        (0.71)        (0.17)
                                              --------       --------      --------      --------      --------      --------
Total from Investment Operations                  0.63           1.17          0.50          0.47          0.12          0.16
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.27)         (0.91)        (0.85)        (0.80)        (0.83)        (0.40)
From Net Realized Gain                           (0.06)         (0.09)        (0.02)           --         (0.09)           --
                                              --------       --------      --------      --------      --------      --------
Total Distributions                              (0.33)         (1.00)        (0.87)        (0.80)        (0.92)        (0.40)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $10.30         $10.47        $10.10         $9.77         $8.97         $8.73
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(3)                       6.45%(4,5)    11.77%(5)      4.92%(5)      4.82%(5)      1.40%         1.79%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $2,131         $5,540       $15,019       $22,282       $34,472       $52,836
Ratio of Expenses to Average Net Assets          0.85%(6)       0.85%         0.85%         0.85%         0.76%         0.71%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        2.28%(6)       1.37%         0.93%         0.87%            --            --
Ratio of Net Investment Income to Average
Net Assets                                       7.89%(6)       8.77%         8.19%         8.06%         8.91%         7.60%(6,8)
Portfolio Turnover Rate                            73%           110%           92%           53%(9)        53%           47%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 9.10%

(9) Portfolio turnover rate excludes merger activity.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Core Equity Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Core Equity Fund on June 30, 2001. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Aerospace (1.72%)
General Dynamics Corp.                                                      3,800        $295,678
United Technologies Corp.                                                   5,600         410,256
                                                                                   --------------
                                                                                          705,934
                                                                                   --------------
Automobile/Trucks (1.15%)
Ford Motor Co.                                                             13,000         319,150
Lear Corp.*                                                                 4,400         153,560
                                                                                   --------------
                                                                                          472,710
                                                                                   --------------
Banks - United States (4.05%)
Bank of America Corp.                                                       4,600         276,138
Comerica, Inc.                                                              3,100         178,560
FleetBoston Financial Corp.                                                 4,100         161,745
J.P. Morgan Chase & Co.                                                     5,600         249,760
Mellon Financial Corp.                                                      3,300         151,800
U.S. Bancorp                                                               28,400         647,236
                                                                                   --------------
                                                                                        1,665,239
                                                                                   --------------
Beverages (1.08%)
Anheuser-Busch Cos., Inc.                                                   4,600         189,520
PepsiCo, Inc.                                                               5,800         256,360
                                                                                   --------------
                                                                                          445,880
                                                                                   --------------
Building (0.60%)
Black & Decker Corp. (The)                                                  6,300         248,598
                                                                                   --------------
Chemicals (2.55%)
Air Products & Chemicals, Inc.                                              5,200         237,900
Dow Chemical Co.                                                           16,200         538,650
Praxair, Inc.                                                               5,800         272,600
                                                                                   --------------
                                                                                        1,049,150
                                                                                   --------------
Computers (14.07%)
Adobe Systems, Inc.                                                         2,300         108,100
Cadence Design Systems, Inc.*                                               6,000         111,780
Cisco Systems, Inc.*                                                        8,600         156,520
Dell Computer Corp.*                                                       14,000         366,100
Electronic Data Systems Corp.                                               6,100         381,250
First Data Corp.                                                            4,000         257,000
Fiserv, Inc.*                                                               3,500         223,930
International Business Machines Corp.                                       6,300         711,900
Lexmark International, Inc.*                                                7,800         524,550
Microsoft Corp.*                                                           25,500       1,861,500
Oracle Corp.*                                                              17,100         324,900
PeopleSoft, Inc.*                                                           3,000         147,690
Sabre Holdings Corp.*                                                       3,800         190,000
SunGard Data Systems, Inc.*                                                14,100         423,141
                                                                                   --------------
                                                                                        5,788,361
                                                                                   --------------
Cosmetics & Personal Care (0.68%)
Avon Products, Inc.                                                         6,000         277,680
                                                                                   --------------
Diversified Operations (7.27%)
General Electric Co.                                                       39,300       1,915,875
Minnesota Mining & Manufacturing Co.                                        3,300         376,530
Tyco International Ltd.                                                    12,800         697,600
                                                                                   --------------
                                                                                        2,990,005
                                                                                   --------------

Electronics (6.17%)
Analog Devices, Inc.*                                                       4,200         181,650
Applied Materials, Inc.*                                                    4,100         201,310
Intel Corp.                                                                31,600         924,300
KLA-Tencor Corp.*                                                           3,300         192,951
Linear Technology Corp.                                                     4,900         216,678
LSI Logic Corp.*                                                            7,000         131,600
Maxim Integrated Products, Inc.*                                            3,600         159,156
Parker- Hannifin Corp.                                                      3,700         157,028
Texas Instruments, Inc.                                                     7,800         245,700
Xilinx, Inc.*                                                               3,100         127,844
                                                                                   --------------
                                                                                        2,538,217
                                                                                   --------------
Energy (0.47%)
Mirant Corp.*                                                               5,600         192,640
                                                                                   --------------
Finance (5.84%)
Citigroup, Inc.                                                            32,600       1,722,584
Concord EFS, Inc.*                                                          4,100         213,241
Washington Mutual, Inc.                                                    12,450         467,498
                                                                                   --------------
                                                                                        2,403,323
                                                                                   --------------
Food (0.56%)
Kraft Foods, Inc. (Class A)*                                                3,000          93,000
Unilever NV, American Depositary Receipt
(ADR) (Netherlands)                                                         2,300         137,011
                                                                                   --------------
                                                                                          230,011
                                                                                   --------------
Insurance (4.35%)
American International Group, Inc.                                          5,600         481,600
Hartford Financial Services Group, Inc. (The)                               4,900         335,160
Lincoln National Corp.                                                      5,600         289,800
St. Paul Cos., Inc. (The)                                                   6,500         329,485
Torchmark Corp.                                                             4,300         172,903
XL Capital Ltd. (Class A)                                                   2,200         180,620
                                                                                   --------------
                                                                                        1,789,568
                                                                                   --------------
Leisure (0.53%)
Disney (Walt) Co. (The)                                                     7,500         216,675
                                                                                   --------------
Manufacturing (0.31%)
Danaher Corp.                                                               2,300         128,800
                                                                                   --------------
Media (4.26%)
AOL Time Warner, Inc.*                                                     20,600       1,091,800
AT&T Corp. - Liberty Media Group*                                          16,400         286,836
Viacom, Inc. (Class B)*                                                     7,200         372,600
                                                                                   --------------
                                                                                        1,751,236
                                                                                   --------------
Medical (11.90%)
Abbott Laboratories                                                         5,400         259,254
Allergan, Inc.                                                              2,000         171,000
American Home Products Corp.                                                7,400         432,456
Bristol-Myers Squibb Co.                                                    7,800         407,940
Invitrogen Corp.*                                                           2,000         111,280
Johnson & Johnson                                                          14,618         730,900
Laboratory Corp. of America
Holdings*                                                                   2,200         169,180
Lincare Holdings, Inc.*                                                     5,400         162,054
Merck & Co., Inc.                                                           9,400         600,754
Pfizer, Inc.                                                               34,000       1,361,700
Pharmacia Corp.                                                             3,600         165,420
Schering-Plough Corp.                                                       4,100         148,584
Trigon Healthcare, Inc.*                                                    2,700         175,095
                                                                                   --------------
                                                                                        4,895,617
                                                                                   --------------
Mortgage Banking (1.88%)
Fannie Mae                                                                  9,100         774,865
                                                                                   --------------
Office (0.45%)
Avery Dennison Corp.                                                        3,600         183,780
                                                                                   --------------
Oil & Gas (7.25%)
Apache Corp.                                                                2,500         126,875
Chevron Corp.                                                               3,000         271,500
El Paso Corp.                                                               2,300         120,842
Enron Corp.                                                                 7,000         343,000
Exxon Mobil Corp.                                                          14,112       1,232,683
Kerr-McGee Corp.                                                            2,400         159,048
Royal Dutch Petroleum Co. (ADR)
(Netherlands)                                                               9,600         559,392
USX - Marathon Group                                                        5,800         171,158
                                                                                   --------------
                                                                                        2,984,498
                                                                                   --------------
Paper & Paper Products (0.56%)
Kimberly-Clark Corp.                                                        4,100         229,190
                                                                                   --------------
Retail (8.78%)
Abercrombie & Fitch Co. (Class A)*                                          4,100         182,450
Bed Bath & Beyond, Inc.*                                                    5,600         168,000
CVS Corp.                                                                   4,600         177,560
Home Depot, Inc. (The)                                                      6,600         307,230
Kohl's Corp.*                                                               7,900         495,567
Lowe's Cos., Inc.                                                           9,200         667,460
May Department Stores Co. (The)                                             7,400         253,524
Target Corp.                                                                5,600         193,760
TJX Cos., Inc.                                                              9,700         309,139
Walgreen Co.                                                                3,900         133,185
Wal-Mart Stores, Inc.                                                      14,800         722,240
                                                                                   --------------
                                                                                        3,610,115
                                                                                   --------------
Soap & Cleaning Preparations (1.07%)
Colgate-Palmolive Co.                                                       4,100         241,859
Procter & Gamble Co. (The)                                                  3,100         197,780
                                                                                   --------------
                                                                                          439,639
                                                                                   --------------
Telecommunications (6.15%)
Broadwing, Inc.*                                                            6,700         163,815
Comverse Technology, Inc.*                                                  1,800         102,780
QUALCOMM, Inc.*                                                             4,500         263,160
Qwest Communications International, Inc.                                   17,000         541,790
Sprint Corp*                                                               11,700         282,555
Telephone and Data Systems, Inc.                                            1,800         195,750
Verizon Communications, Inc.                                               18,300         979,050
                                                                                   --------------
                                                                                        2,528,900
                                                                                   --------------
Tobacco (1.92%)
Philip Morris Cos., Inc.                                                   15,600         791,700
                                                                                   --------------
Utilities (4.01%)
Allegheny Energy, Inc.                                                      4,400         212,300
Duke Energy Corp.                                                          16,500         643,665
Exelon Corp.                                                                8,100         519,372
SBC Communications, Inc.                                                    6,900         276,414
                                                                                   --------------
                                                                                        1,651,751
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $36,203,706)                                                        (99.63%)     40,984,082
                                                                   --------------  --------------
                                                      INTEREST        PAR VALUE
                                                        RATE       (000s OMITTED)
                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.36%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625%
due 08-15-15 and 6.250% due 08-15-23,
U.S. Treasury Note 5.625% due 11-30-02)                   3.97%               558         558,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS                                               (1.36%)        558,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (100.99%)     41,542,082
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.99%)       (406,090)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $41,135,992
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Relative Value Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Relative Value Fund on June 30, 2001. It's divided into three main categories: common stocks, bonds and short-term investments. Common stocks and bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Aerospace (1.53%)
Raytheon Co.                                                               30,000        $796,500
                                                                                   --------------
Business Services - Misc. (0.84%)
Moody's Corp.                                                              13,000         435,500
                                                                                   --------------
Computers (10.99%)
Computer Associates International, Inc.                                    51,493       1,853,748
Concord Communications, Inc.*                                              60,000         540,000
Hyperion Solutions Corp.*                                                  14,000         210,000
MicroStrategy, Inc.*                                                       50,000         140,000
Parametric Technology Corp.*                                              162,000       2,266,380
Viant Corp.*                                                               22,500          42,075
Wind River Systems, Inc.*                                                  37,950         662,607
                                                                                   --------------
                                                                                        5,714,810
                                                                                   --------------
Containers (0.70%)
Sealed Air Corp.*                                                           9,829         366,130
                                                                                   --------------
Cosmetics & Personal Care (0.11%)
Gillette Co. (The)                                                          1,900          55,081
                                                                                   --------------
Diversified Operations (2.75%)
Tyco International, Ltd.                                                   26,200       1,427,900
                                                                                   --------------
Electronics (14.39%)
Agere Systems, Inc. (Class A)*                                            403,990       3,029,925
Alpha Industries, Inc.                                                     44,200       1,306,110
Conexant Systems, Inc.*                                                    90,350         808,633
Flextronics International, Ltd.*
(Singapore)                                                                 9,000         234,990
MKS Instruments, Inc.*                                                     16,871         485,885
Sanmina Corp.*                                                              8,000         187,280
SBS Technologies, Inc.*                                                    12,000         227,040
Sony Corp. (Japan)                                                          4,800         315,598
Texas Instruments, Inc.                                                     8,000         252,000
Vicor Corp.*                                                               38,900         634,070
                                                                                   --------------
                                                                                        7,481,531
                                                                                   --------------
Fiber Optics (2.87%)
Finisar Corp.*                                                             80,000       1,494,400
                                                                                   --------------
Finance (1.81%)
Citigroup, Inc.                                                            17,841         942,718
                                                                                   --------------
Food (0.32%)
Hain Celestial Group, Inc.*                                                 7,500         165,000
                                                                                   --------------
Insurance (3.65%)
ACE, Ltd. (Bermuda)                                                        17,505         684,270
Ambac Financial Group, Inc.                                                12,334         717,839
XL Capital, Ltd. (Class A)                                                  6,032         495,227
                                                                                   --------------
                                                                                        1,897,336
                                                                                   --------------

Media (19.30%)
AT&T Corp. - Liberty Media Corp.
(Class A)*                                                                128,244       2,242,988
Clear Channel Communications, Inc.*                                        11,000         689,700
Cumulus Media, Inc. (Class A)*                                             75,000       1,018,500
Pegasus Communications Corp.*                                             120,700       2,715,750
USA Networks, Inc.*                                                        24,000         672,000
Viacom, Inc. (Class B)*                                                    17,000         879,750
XM Satellite Radio Holdings, Inc.
(Class A)*                                                                112,050       1,815,210
                                                                                   --------------
                                                                                       10,033,898
                                                                                   --------------
Medical (8.66%)
Abbott Laboratories                                                        17,500         840,175
Alpharma, Inc. (Class A)                                                   17,000         463,250
Apogent Technologies, Inc.*                                                32,500         799,500
Bristol-Myers Squibb Co.                                                   10,000         523,000
I-STAT Corp.*                                                              35,000         515,900
Schering-Plough Corp.                                                      37,500       1,359,000
                                                                                   --------------
                                                                                        4,500,825
                                                                                   --------------
Oil & Gas (0.87%)
Unocal Corp.                                                               13,300         454,195
                                                                                   --------------
Retail (1.56%)
McDonald's Corp.                                                           30,000         811,800
                                                                                   --------------
Telecommunications (22.70%)
ANTEC Corp.*                                                               57,750         716,100
CenturyTel, Inc.                                                           10,000         303,000
Corning, Inc.                                                              35,000         584,850
CTC Communications Group, Inc.*                                            60,000         183,600
Hughes Electronics Corp.                                                  107,500       2,176,875
Lucent Technologies, Inc.                                                  99,253         615,369
Motient Corp.*                                                             30,000          32,100
Nextel Communications, Inc. (Class
A)*                                                                        98,200       1,718,500
Nextel Partners, Inc. (Class A)*                                           33,000         512,160
QUALCOMM, Inc.*                                                            20,000       1,169,600
Sprint Corp.                                                              110,000       2,349,600
TeleCorp PCS, Inc. (Class A)*                                              30,000         581,100
Verizon Communications, Inc.                                               16,000         856,000
                                                                                   --------------
                                                                                       11,798,854
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $53,300,555)                                                        (93.05%)     48,376,478
                                                                   --------------  --------------

                                      INTEREST        CREDIT          PAR VALUE
                                        RATE          RATING**     (000s OMITTED)
                                   --------------  --------------  --------------
BONDS
Office (0.27%)
Danka Business Systems Plc,
Conv Note (United Kingdom)
04-01-02                                6.750%           B+                  $500        $140,625
                                                                                   --------------

TOTAL BONDS
(Cost $440,958)                                                            (0.27%)        140,625
                                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.51%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated  06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,  6.250%
thru 10.625%, due  08-15-15 thru
08-15-23  and U.S. Treasury Notes,
5.625%, due 11-30-02)                    3.970%                             2,863       2,863,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS                                               (5.51%)      2,863,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (98.83%)     51,380,103
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (1.17%)        606,708
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $51,986,811
                                                                   ==============  ==============

  * Non-income producing security.

 ** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Sovereign Investors Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Sovereign Investors Fund on June 30, 2001. It is divided into three main categories: common stocks, U.S. government obligations and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (1.07%)
Interpublic Group of Cos., Inc. (The)                                      25,000        $733,750
                                                                                   --------------
Banks - United States (6.79%)
FleetBoston Financial Corp.                                                22,000         867,900
Mellon Financial Corp.                                                     25,000       1,150,000
PNC Bank Corp.                                                             21,500       1,414,485
State Street Corp.                                                         10,000         494,900
Wells Fargo & Co.                                                          15,500         719,665
                                                                                   --------------
                                                                                        4,646,950
                                                                                   --------------
Beverages (1.10%)
PepsiCo, Inc.                                                              17,000         751,400
                                                                                   --------------
Chemicals (4.43%)
Air Products & Chemicals, Inc.                                             20,000         915,000
Dow Chemical Co.                                                           25,000         831,250
Rohm & Haas Co.                                                            39,000       1,283,100
                                                                                   --------------
                                                                                        3,029,350
                                                                                   --------------
Computers (4.95%)
Automatic Data Processing, Inc.                                             8,000         397,600
Cisco Systems, Inc.*                                                       31,000         564,200
Compaq Computer Corp.                                                      30,000         464,700
International Business Machines Corp.                                      16,000       1,808,000
Sun Microsystems, Inc.*                                                    10,000         157,200
                                                                                   --------------
                                                                                        3,391,700
                                                                                   --------------
Containers (1.47%)
Bemis Co., Inc.                                                            25,000       1,004,250
                                                                                   --------------
Diversified Operations (2.38%)
Minnesota Mining & Manufacturing Co.                                        3,500         399,350
Tyco International Ltd.                                                    22,500       1,226,250
                                                                                   --------------
                                                                                        1,625,600
                                                                                   --------------
Electronics (5.13%)
Emerson Electric Co.                                                       12,700         768,350
General Electric Co.                                                       28,800       1,404,000
Intel Corp.                                                                40,000       1,170,000
Texas Instruments, Inc.                                                     5,500         173,250
                                                                                   --------------
                                                                                        3,515,600
                                                                                   --------------
Finance (8.01%)
Citigroup, Inc.                                                            45,225       2,389,689
Household International, Inc.                                              11,500         767,050
J.P. Morgan Chase & Co.                                                    30,000       1,338,000
Merrill Lynch & Co., Inc.                                                   7,500         444,375
Morgan Stanley Dean Witter & Co.                                            8,500         545,955
                                                                                   --------------
                                                                                        5,485,069
                                                                                   --------------
Food (0.74%)
Kraft Foods, Inc. (Class A)*                                               16,435         509,485
                                                                                   --------------
Insurance (2.28%)
AFLAC, Inc.                                                                24,800         780,952
American International Group, Inc.                                          9,093         781,998
                                                                                   --------------
                                                                                        1,562,950
                                                                                   --------------

Media (1.52%)
Gannett Co., Inc.                                                           5,500         362,450
McGraw-Hill Cos., Inc. (The)                                               10,200         674,730
                                                                                   --------------
                                                                                        1,037,180
                                                                                   --------------
Medical (10.07%)
Abbott Laboratories                                                        21,000       1,008,210
American Home Products Corp.                                               23,000       1,344,120
Baxter International, Inc.                                                 22,200       1,087,800
Johnson & Johnson                                                          32,000       1,600,000
Merck & Co., Inc.                                                           9,000         575,190
Pfizer, Inc.                                                               19,250         770,963
Schering-Plough Corp.                                                      14,000         507,360
                                                                                   --------------
                                                                                        6,893,643
                                                                                   --------------
Mortgage Banking (3.40%)
Fannie Mae                                                                 15,000       1,277,250
Freddie Mac                                                                15,000       1,050,000
                                                                                   --------------
                                                                                        2,327,250
                                                                                   --------------
Office (1.50%)
Avery Dennison Corp.                                                       20,150       1,028,658
                                                                                   --------------
Oil & Gas (8.22%)
Anadarko Petroleum Corp.                                                   18,000         972,540
Chevron Corp.                                                              17,200       1,556,600
Conoco, Inc. (Class B)                                                     30,000         867,000
Exxon Mobil Corp.                                                          10,184         889,572
Halliburton Co.                                                            23,000         818,800
Royal Dutch Petroleum Co., American Depositary
Receipts (Netherlands)                                                      9,000         524,430
                                                                                   --------------
                                                                                        5,628,942
                                                                                   --------------
Paper & Paper Products (1.55%)
Kimberly-Clark Corp.                                                       19,000       1,062,100
                                                                                   --------------
Retail (2.37%)
Home Depot, Inc. (The)                                                      9,000         418,950
Lowe's Cos., Inc.                                                           7,000         507,850
SYSCO Corp.                                                                16,400         445,260
Target Corp.                                                                7,317         253,168
                                                                                   --------------
                                                                                        1,625,228
                                                                                   --------------
Telecommunications (2.19%)
Verizon Communications                                                     28,000       1,498,000
                                                                                   --------------
Tobacco (1.85%)
Philip Morris Cos., Inc.                                                   25,000       1,268,750
                                                                                   --------------
Utilities (5.48%)
BellSouth Corp.                                                            38,000       1,530,260
SBC Communications, Inc.                                                   22,844         915,130
Xcel Energy, Inc.                                                          46,000       1,308,700
                                                                                   --------------
                                                                                        3,754,090
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $47,820,735)                                                        (76.50%)     52,379,945
                                                                   --------------  --------------
                                      INTEREST        CREDIT          PAR VALUE
                                        RATE          RATING**     (000s OMITTED)
                                   --------------  --------------  --------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. (13.85%)
United States Treasury,
Bond 05-15-30                           6.25%           AAA                $2,000      $2,118,420
Bond 02-15-31                           5.38            AAA                 2,000       1,895,000
Note 09-30-02                           5.88            AAA                 2,400       2,453,616
Note 02-28-03                           4.63            AAA                 3,000       3,019,230
                                                                                   --------------
                                                                                        9,486,266
                                                                                   --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $9,675,719)                                                         (13.85%)      9,486,266
                                                                   --------------  --------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.46%)
Investment in a joint repurchase
agreement transaction with
UBS Warburg, Inc. - Dated
06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,
10.625% due 08-15-15 and
6.250% due 08-15-23,
U.S. Treasury Note 5.625%
due 11-30-02)                           3.97%                               6,474       6,474,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,474,000)                                                          (9.46%)      6,474,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.81%)     68,340,211
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.19%)        127,618
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $68,467,829
                                                                   ==============  ==============

 * Non-income producing security.

** Credit ratings by Moody's Investors Service or John Hancock Advisers,
   Inc. where Standard & Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Financial Industries Fund
Investors Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Financial Industries Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Banks - Foreign (3.33%)
Banco Popular Espanol SA (Spain)                                           36,500      $1,275,847
Lloyds TSB Group Plc (United
Kingdom)                                                                  145,000       1,450,943
                                                                                   --------------
                                                                                        2,726,790
                                                                                   --------------
Banks - Midwest (7.01%)
Fifth Third Bancorp                                                        57,250       3,437,862
Northern Trust Corp.                                                       36,900       2,306,250
                                                                                   --------------
                                                                                        5,744,112
                                                                                   --------------
Banks - Money Center (5.85%)
Citigroup, Inc.                                                            62,000       3,276,080
J.P. Morgan Chase & Co.                                                    34,000       1,516,400
                                                                                   --------------
                                                                                        4,792,480
                                                                                   --------------
Banks - Northeast (2.60%)
State Street Corp.                                                         43,100       2,133,019
                                                                                   --------------
Banks - Southeast (2.95%)
BB&T Corp.                                                                 65,900       2,418,530
                                                                                   --------------
Banks - Superregional (13.62%)
Bank of New York Co., Inc. (The)                                           44,500       2,136,000
FleetBoston Financial Corp.                                                66,536       2,624,845
PNC Financial Services Group.                                              15,000         986,850
U.S. Bancorp                                                              106,260       2,421,665
Wells Fargo & Co.                                                          64,500       2,994,735
                                                                                   --------------
                                                                                       11,164,095
                                                                                   --------------
Banks - West (2.45%)
Zions Bancorp.                                                             34,000       2,006,000
                                                                                   --------------
Broker Services (11.21%)
Goldman Sachs Group, Inc.                                                  26,500       2,273,700
Instinet Group Inc.*                                                        3,450          64,308
Lehman Brothers Holdings, Inc.                                             32,500       2,526,875
Merrill Lynch & Co., Inc.                                                  40,500       2,399,625
Schwab (Charles) Corp. (The)                                              126,076       1,928,963
                                                                                   --------------
                                                                                        9,193,471
                                                                                   --------------
Computer - Services (2.96%)
Fiserv, Inc.*                                                              38,000       2,431,240
                                                                                   --------------
Diversified Operations (5.01%)
General Electric Co.                                                       62,000       3,022,500
Tyco International Ltd.                                                    20,000       1,090,000
                                                                                   --------------
                                                                                        4,112,500
                                                                                   --------------
Finance - Consumer Loans (8.92%)
American Express Co.                                                       63,900       2,479,320
Household International, Inc.                                              42,000       2,801,400
MBNA Corp.                                                                 61,650       2,031,368
                                                                                   --------------
                                                                                        7,312,088
                                                                                   --------------
Finance - Investment Management (2.73%)
Amvescap Plc (United Kingdom)                                             129,000       2,240,601
                                                                                   --------------
Insurance - Brokers (3.51%)
Marsh & McLennan Cos., Inc.                                                28,300       2,858,300
Willis Group Holdings Ltd.*                                                 1,240          22,010
                                                                                   --------------
                                                                                        2,880,310
                                                                                   --------------
Insurance - Life (4.48%)
AFLAC, Inc.                                                                98,400       3,098,616
American General Corp.                                                     12,400         575,980
                                                                                   --------------
                                                                                        3,674,596
                                                                                   --------------
Insurance - Multi Line (4.10%)
AXA (France)                                                               48,000       1,367,371
Loews Corp.                                                                31,000       1,997,330
                                                                                   --------------
                                                                                        3,364,701
                                                                                   --------------
Insurance - Property & Casualty (9.15%)
Allstate Corp. (The)                                                       46,000       2,023,540
Ambac Financial Group, Inc.                                                37,750       2,197,050
American International Group, Inc.                                         38,125       3,278,750
                                                                                   --------------
                                                                                        7,499,340
                                                                                   --------------
Mortgage & Real Estate Services (3.53%)
Fannie Mae                                                                 34,000       2,895,100
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $68,696,240)                                                        (93.41%)     76,588,973
                                                                   --------------  --------------
                                                      INTEREST        PAR VALUE
                                                        RATE       (000s OMITTED)
                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.17%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01 due 07-02-01
(Secured by U.S. Treasury  Bonds,
10.625% due 08-15-15 and  6.250% due
08-15-23, U.S. Treasury  Note 5.625% due
11-30-02)                                                3.97%             $5,059       5,059,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (6.17%)      5,059,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.58%)     81,647,973
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.42%)        341,622
                                                                   --------------  --------------
TOTAL NET ASETS                                                          (100.00%)    $81,989,595
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Technology Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Technology Fund on June 30, 2001. It is divided into three main categories: common stocks, rights and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (0.29%)
DoubleClick, Inc.*                                                          4,500         $62,820
                                                                                   --------------
Computer - Graphics (1.38%)
Cadence Design Systems, Inc.*                                              16,000         298,080
                                                                                   --------------
Computer - Integrated Systems (0.68%)
Redback Networks, Inc.*                                                    16,500         147,180
                                                                                   --------------
Computer - Internet Services (6.18%)
Amazon.com, Inc.*                                                          13,500         191,025
Art Technology Group, Inc.*                                                11,000          63,800
Exodus Communications, Inc.*                                               19,500          40,170
Infospace, Inc.*                                                           14,000          53,760
Inktomi Corp.*                                                              2,975          28,530
RealNetworks, Inc.*                                                         9,850         115,738
ScreamingMedia, Inc.*                                                      13,250          39,088
TIBCO Software, Inc.*                                                       7,500          95,775
VeriSign, Inc.*                                                             9,500         570,095
VerticalNet, Inc.*                                                          3,400           8,466
Viant Corp.*                                                                1,700           3,179
Vignette Corp.*                                                            14,000         124,180
                                                                                   --------------
                                                                                        1,333,806
                                                                                   --------------
Computer - Local Networks (3.02%)
Cisco Systems, Inc.*                                                       24,000         436,800
JNI Corp.*                                                                  7,000          98,000
Lucent Technologies, Inc.                                                   3,600          22,320
Network Appliance, Inc.*                                                    7,000          95,900
                                                                                   --------------
                                                                                          653,020
                                                                                   --------------
Computer - Memory Devices (6.87%)
EMC Corp.*                                                                 17,500         508,375
Emulex Corp.*                                                              10,000         404,000
VERITAS Software Corp.*                                                     8,000         532,240
Western Digital Corp.*                                                      9,400          37,600
                                                                                   --------------
                                                                                        1,482,215
                                                                                   --------------
Computer - Micro/Macro (2.18%)
Dell Computer Corp.*                                                       18,000         470,700
                                                                                   --------------
Computer - Services (0.82%)
Unisys Corp.*                                                              12,000         176,520
                                                                                   --------------
Computer - Software (20.53%)
BEA Systems, Inc.*                                                         15,500         476,005
Citrix Systems, Inc.*                                                      15,500         540,950
i2 Technologies, Inc.*                                                     16,000         316,800
Mercury Interactive Corp.*                                                 10,500         628,950
Networks Associates, Inc.*                                                  4,500          56,025
Oracle Corp.*                                                              18,000         342,000
Parametric Technology Corp.*                                               23,000         321,770
Rational Software Corp.*                                                   18,000         504,900
Siebel Systems, Inc.*                                                      12,000         562,800
SmartForce Plc,* American Depositary Receipt
(ADR) (Ireland)                                                             9,500         334,685
Sun Microsystems, Inc.*                                                    22,000         345,840
                                                                                   --------------
                                                                                        4,430,725
                                                                                   --------------

Electronics - Components Misc. (6.03%)
Flextronics International Ltd.* (Singapore)                                19,500         509,145
Sanmina Corp.*                                                             17,000         397,970
Solectron Corp.*                                                           21,500         393,450
                                                                                   --------------
                                                                                        1,300,565
                                                                                   --------------
Electronics - Products Misc. (0.80%)
Aeroflex, Inc.*                                                            16,500         173,250
                                                                                   --------------
Electronics - Semiconductor Components (26.92%)
Amkor Technology, Inc.*                                                    15,000         331,500
Analog Devices, Inc.*                                                      11,000         475,750
Applied Materials, Inc.*                                                   13,000         638,300
Applied Micro Circuits Corp.*                                               8,000         137,600
ASM Lithography Holding N.V.* (Netherlands)                                15,500         344,875
Atmel Corp.*                                                               20,500         276,545
Cypress Semiconductor Corp.*                                               22,500         536,625
Integrated Device Technology, Inc.*                                        15,000         475,350
Intel Corp.                                                                 4,000         117,000
KLA-Tencor Corp.*                                                          12,000         701,640
Micron Technology, Inc.*                                                   17,500         719,250
MKS Instruments, Inc.*                                                     11,000         316,800
Novellus Systems, Inc.*                                                     8,000         454,320
PRI Automation, Inc.*                                                         300           5,557
Taiwan Semiconductor Manufacturing Co. Ltd.*
(ADR) (Taiwan)                                                             14,995         227,774
Transmeta Corp.*                                                            9,000          50,220
                                                                                   --------------
                                                                                        5,809,106
                                                                                   --------------
Fiber Optics (3.78%)
CIENA Corp.*                                                                8,000         304,000
Finisar Corp.*                                                             21,000         392,280
JDS Uniphase Corp.*                                                         9,500         118,750
                                                                                   --------------
                                                                                          815,030
                                                                                   --------------
Media - Cable TV (3.93%)
AOL Time Warner, Inc.*                                                     16,000         848,000
                                                                                   --------------
Telecom - Equipment (5.21%)
Ericsson (L.M.) Telephone Co. (Class B)
(ADR) (Sweden)                                                             12,500          67,750
Nokia Corp. (ADR) (Finland)                                                22,500         495,900
QUALCOMM, Inc.*                                                             9,500         555,560
Tut Systems, Inc.*                                                          3,350           5,561
                                                                                   --------------
                                                                                        1,124,771
                                                                                   --------------
Telecom - Services (1.17%)
Global Crossing Ltd.* (Bermuda)                                            25,000         216,000
Global Light Telecommunications, Inc.* (Canada)                             1,600           3,568
Metromedia Fiber Network, Inc. (Class A)*                                  13,000          26,520
Primus Telecommunications Group, Inc.*                                      7,750           6,355
                                                                                   --------------
                                                                                          252,443
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $26,597,872)                                                        (89.79%)     19,378,231
                                                                    -------------  --------------

RIGHTS
Seagate Technology, Inc.                                                    5,200              $0
                                                                                   --------------
TOTAL RIGHTS
(Cost $0)                                                                  (0.00%)              0
                                                                    -------------  --------------
                                                      INTEREST        PAR VALUE
                                                        RATE       (000s OMITTED)
                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (12.32%)
Investment in a joint repurchase
agreement transaction with
UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury
Bonds, 6.250% thru 10.625% , due
08-15-15 thru 08-15-23 and U.S. Treasury
Notes 5.625% due 11-30-02)                               3.97%             $2,658       2,658,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS                                              (12.32%)      2,658,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (102.11%)     22,036,231
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (2.11%)       (454,950)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $21,581,281
                                                                   ==============  ==============


* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------

The V.A. Technology Fund invests primarily in equity securities of technology companies in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at June 30, 2001 assigned to the various countries.

                                                           MARKET VALUE
                                                            AS A % OF
COUNTRY DIVERSIFICATION                                 FUND'S NET ASSETS
-----------------------                                 -----------------
Bermuda                                                        1.00%
Canada                                                         0.02
Finland                                                        2.30
Ireland                                                        1.55
Netherlands                                                    1.60
Singapore                                                      2.36
Sweden                                                         0.31
Taiwan                                                         1.06
United States                                                 91.91
                                                             -------
TOTAL INVESTMENTS                                            102.11%
                                                             =======




John Hancock Funds - Declaration Trust - V.A. Bond Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Bond Fund on June 30, 2001. It is divided into three main categories: bonds, preferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                             INTEREST       CREDIT        PAR VALUE          MARKET
ISSUER, DESCRIPTION                                              RATE       RATING**  (000s OMITTED)          VALUE
-------------------                                          --------       ------     ------------   -------------
BONDS
Aerospace (0.79%)
BAE Systems Asset Trust,
Pass Thru Ctf Ser 2001 Class B
12-15-11 (R)                                                    7.156%         A               $245        $245,159
Lockheed Martin Corp.,
Bond 12-01-29                                                   8.500          BBB-             265         292,685
                                                                                                     --------------
                                                                                                            537,844
                                                                                                     --------------
Agricultural Operations (0.35%)
Archer-Daniels-Midland Co.,
Sr Deb 02-01-31                                                 7.000          A+               155         149,566
Cargill, Inc.,
Note 05-01-06 (R)                                               6.250          A+                85          85,163
                                                                                                     --------------
                                                                                                            234,729
                                                                                                     --------------
Automobile/Trucks (1.49%)
Delphi Automotive Systems Corp.,
Note 06-15-06                                                   6.550          BBB              240         239,755
ERAC USA Finance Co.,
Note 02-15-05 (R)                                               6.625          BBB+              19          18,866
Note 06-15-08 (R)                                               7.350          BBB+             120         119,290
Note 12-15-09 (R)                                               7.950          BBB+             200         204,982
Ford Capital, B.V.,
Gtd Deb (Netherlands)
05-15-02 (Y)                                                    9.875          A                 50          51,896
Ford Motor Co.,
Note 07-16-31                                                   7.450          A                 65          62,460
Honda Auto Receivables Owner Trust,
Pass Thru Ctf Ser 2001-1 Class A-4
06-19-06                                                        5.560          AAA              310         312,226
                                                                                                     --------------
                                                                                                          1,009,475
                                                                                                     --------------
Banks - Foreign (0.76%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom)
10-15-04 (Y)                                                    8.200          AA-               30          32,298
Barclays Bank Plc,
Sub Note (United Kingdom)
06-15-49 (R) (Y)                                                7.375#         A+               160         161,600
Royal Bank of Scotland Group Plc,
Bond (United Kingdom)
03-31-49 (Y)                                                    8.817          A-                30          32,116
Scotland International Finance No. 2,
B.V., Gtd Sub Note (Netherlands)
11-01-06 (R) (Y)                                                8.850          A                 95         104,396
UBS Preferred Funding Trust I,
Gtd Bond 10-01-49                                               8.622#         AA-              165         180,799
                                                                                                     --------------
                                                                                                            511,209
                                                                                                     --------------
Banks - United States (1.90%)
Bank of New York,
Cap Security 12-01-26 (R)                                       7.780          A-                50          50,356
Bank One Corp.,
Sub Note 08-01-10                                               7.875          A-                70          75,032
BNP Paribas Capital Trust,
Sub Note 12-27-49 (R)                                           9.003#         A                160         175,101
Capital One Bank,
Sr Note 02-01-06                                                6.875          BBB-              60          58,792
Colonial Bank
Sub Note 06-01-11                                               9.375          BBB-             115         118,772
HSBC Holding Plc,
Sub Note (United Kingdom)
07-15-09 (Y)                                                    7.500          A                 55          57,491
RBSG Capital Corp.,
Gtd Cap Note 03-01-04                                          10.125          A                 15          16,575
Sanwa Bank, Ltd.,
Sub Note 06-15-11                                               7.400          BBB              135         131,628
Skandinaviska Enskilda,
Jr Sub Note 12-29-49 (R)                                        6.500#         BBB              250         250,493
Zions Financial Corp.,
Note 05-15-11 (R)                                               6.950#         BBB-             350         353,276
                                                                                                     --------------
                                                                                                          1,287,516
                                                                                                     --------------
Beverages (0.22%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C 12-15-03                                      8.750          B+                30          30,225
Fosters Finance Corp.,
Note 06-15-11 (R)                                               6.875          BBB+             120         118,584
                                                                                                     --------------
                                                                                                            148,809
                                                                                                     --------------
Broker Services (0.21%)
Goldman Sachs Group, Inc.,
Bond 01-15-11                                                   6.875          A+                85          84,464
Salomon Smith Barney Holdings, Inc.,
Note 03-15-06                                                   5.875          A                 55          54,552
                                                                                                     --------------
                                                                                                            139,016
                                                                                                     --------------
Building (0.19%)
Vulcan Materials Co.,
Note 02-01-06                                                   6.400          A+               125         125,734
                                                                                                     --------------
Chemicals (1.00%)
Akzo Nobel, Inc.,
Bond 11-15-03 (R)                                               6.000          A-                45          45,675
Equistar Chemicals L.P./Equistar
Funding Corp.,
Sr Note 02-15-04                                                8.500          BBB-             130         127,274
Millennium America, Inc.,
Sr Note 06-15-08 (R)                                            9.250          BBB-              65          65,325
Nova Chemicals Corp.,
Sr Note 05-15-06                                                7.000          BBB              130         129,180
Potash Corp.,
Note (Canada) 05-31-11 (Y)                                      7.750          BBB+             300         311,385
                                                                                                     --------------
                                                                                                            678,839
                                                                                                     --------------
Containers (0.27%)
Sealed Air Corp.,
Gtd Sr Note 07-01-08 (R)                                        8.750          BBB               80          78,873
Stone Container Corp.,
Sr Note 02-01-11 (R)                                            9.750          B                100         102,000
                                                                                                     --------------
                                                                                                            180,873
                                                                                                     --------------
Cosmetics & Personal Care (0.17%)
International Flavors & Fragrances, Inc.,
Note 05-15-06 (R)                                               6.450          BBB+             115         114,976
                                                                                                     --------------
Energy (0.45%)
Enron Corp.,
Note 08-15-05 (R)                                               8.000          BBB+              60          61,564
MidAmerican Energy Holdings,
Sr Bond 09-15-28                                                8.480          BBB-              60          64,083
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                                      9.625          B                 24          25,140
Progress Energy, Inc.,
Sr Note 03-01-11                                                7.100          BBB              150         150,944
                                                                                                     --------------
                                                                                                            301,731
                                                                                                     --------------
Finance (3.57%)
American Express Credit Account
Master Trust, Pass Thru Ctf
Ser 2000-1 Class A 09-17-07                                     7.200          AAA              280         296,624
Boeing Capital Corp.,
Sr Note 03-01-11                                                6.100          AA-              185         180,453
Bombardier Capital, Inc.,
Note 01-15-02 (R)                                               6.000          A-                30          30,324
Citigroup, Inc.,
Note 01-18-11                                                   6.500          AA-              155         153,726
Ford Motor Credit Co.,
Note 02-01-06                                                   6.875          A                140         142,713
General Motors Acceptance Corp.,
Note 07-15-05                                                   7.500          A                 60          62,997
Heller Financial, Inc.,
Sr Note 03-15-06                                                6.375          A-               115         116,006
Household Finance Corp.,
Sr Note 05-09-05                                                8.000          A                115         122,880
Note 01-24-06                                                   6.500          A                150         152,407
Note 07-15-10                                                   8.000          A                 55          59,150
ING Capital Funding Trust III,
Gtd Trust Preferred Security
12-31-49                                                        8.439#         A                 50          52,944
Marlin Water Trust/Marlin Water
Capital Corp.,
Sr Sec Note 12-15-01 (R)                                        7.090          BBB               30          30,263
Midland Funding Corp. II,
Deb Ser A 07-23-05                                             11.750          BB+              150         165,375
Pemex Project Funding Master Trust,
Gtd Bond 10-13-10 (R)                                           9.125          BB+              190         199,346
Standard Credit Master Trust,
Ser 1995-1 Class A 01-07-07                                     8.250          AAA              400         433,124
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)                                9.200          A-                95          98,023
Verizon Global Funding Corp.,
Bond 12-01-30 (R)                                               7.750          A+               110         114,510
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A
06-15-04 (R)                                                    8.400          BBB-               3           2,783
                                                                                                     --------------
                                                                                                          2,413,648
                                                                                                     --------------
Food (0.08%)
Earthgrains Co. (The),
Sr Note 08-01-03                                                8.375          BBB               50          51,335
                                                                                                     --------------

Government - Foreign (1.08%)
Brazil, Federal Republic of,
Bond (Brazil) 04-15-14 (Y)                                      8.000          BB-              339         250,592
Colombia, Republic of,
Gtd Note (Colombia) 04-09-11 (Y)                                9.750          BBB              135         137,700
Nova Scotia, Province of,
Deb (Canada) 11-15-19 (Y)                                       8.250          A-                20          23,190
Quebec, Government of,
Deb (Canada) 01-22-11 (Y)                                       6.125          A+               105         102,162
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                                       7.500          A+               205         218,645
                                                                                                     --------------
                                                                                                            732,289
                                                                                                     --------------
Government - U.S. (28.15%)
United States Treasury,
Bond 08-15-17                                                   8.875          AAA              277         363,607
Bond 02-15-23                                                   7.125          AAA              675         773,928
Bond 05-15-30                                                   6.250          AAA            4,085       4,326,873
Infl Indxd Note 01-15-07                                        3.375          AAA              541         550,347
Note 08-15-03                                                   5.750          AAA            5,655       5,815,772
Note 02-15-05                                                   7.500          AAA            2,295       2,497,603
Note 07-15-06                                                   7.000          AAA            1,582       1,715,980
Note 05-15-08                                                   5.625          AAA            1,145       1,190,079
Note 08-15-10                                                   5.750          AAA            1,780       1,821,207
                                                                                                     --------------
                                                                                                         19,055,396
                                                                                                     --------------
Government - U.S. Agencies (29.71%)
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf
12-01-12 to 05-01-16                                            6.500          AAA            2,420       2,427,789
15 Yr Pass Thru Ctf
11-01-14 to 02-01-16                                            7.000          AAA              904         920,088
15 Yr Pass Thru Ctf 12-01-14                                    5.500          AAA              516         498,568
15 Yr Pass Thru Ctf
05-01-16 to 06-01-16                                            6.000          AAA            1,273       1,228,800
Note 03-15-11                                                   5.500          AAA            1,780       1,692,104
Note 01-15-30                                                   7.125          AAA            1,650       1,758,784
Pass Thru Ctf Ser 1997-M8
Class A-1 01-25-22                                              6.940          AAA                3           2,628
30 Yr Pass Thru Ctf
06-01-30 to 02-01-31                                            7.500          AAA            1,330       1,358,115
30 Yr Pass Thru Ctf
12-01-30 to 06-01-31                                            7.000          AAA            1,795       1,782,649
30 Yr Pass Thru Ctf
02-01-31 to 05-01-31                                            6.000          AAA              179         174,590
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 07-15-26                                    8.000          AAA               20          21,180
30 Yr Pass Thru Ctf
04-15-28 to 06-15-29                                            6.500          AAA            2,405       2,381,979
30 Yr Pass Thru Ctf
08-15-28 to 06-15-31                                            7.000          AAA            3,857       3,901,733
30 Yr Pass Thru Ctf 12-15-30                                    7.500          AAA            1,915       1,964,829
                                                                                                     --------------
                                                                                                         20,113,836
                                                                                                     --------------
Insurance (0.67%)
AXA,
Sub Note (France) 12-15-30 (Y)                                  8.600          A-                95         106,238
Equitable Life Assurance Society USA,
Surplus Note 12-01-05 (R)                                       6.950          A+                15          15,499
Hartford Life, Inc.,
Sr Note 03-01-31                                                7.375          A                 55          55,370
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                       7.625          AA                 5           5,075
MONY Group, Inc. (The),
Sr Note 12-15-05                                                7.450          A-               215         220,313
New York Life Insurance Co.,
Surplus Note 12-15-23 (R)                                       7.500          AA-                5           4,878
Sun Canada Financial Co.,
Gtd Sub Note 12-15-07 (R)                                       6.625          AA-               20          21,046
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                            7.875          AA+               25          27,056
                                                                                                     --------------
                                                                                                            455,475
                                                                                                     --------------
Leisure (0.68%)
Harrah's Operating Co., Inc.,
Note 06-01-07 (R)                                               7.125          BBB-             180         177,475
Gtd Sr Sub Note 12-15-05                                        7.875          BB+               40          40,600
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A 08-01-05                                  7.875          BB                30          29,325
MGM Mirage, Inc.,
Gtd Sr Note 09-15-10                                            8.500          BBB-             165         172,135
Station Casinos, Inc.,
Sr Note 02-15-08                                                8.375          BB-               20          20,100
Waterford Gaming LLC/Waterford
Gaming Finance Corp.,
Sr Note 03-15-10 (R)                                            9.500          B+                20          19,600
                                                                                                     --------------
                                                                                                            459,235
                                                                                                     --------------
Media (2.96%)
Adelphia Communications Corp.,
Sr Note 03-01-05                                                9.500          B+                80          77,600
Sr Note 06-15-11                                               10.250          B+                75          72,937
Sr Note Ser B 10-01-02                                          9.250          B+                17          17,170
Sr Note Ser B 07-15-03                                          8.125          B+                15          14,475
AOL Time Warner, Inc.,
Bond 04-15-31                                                   7.625          BBB+             165         164,959
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)
07-15-09 (Y)                                                    8.200          BB+               40          39,550
Charter Comm. Holdings, LLC/Charter
Comm. Holdings Capital Corp.,
Sr Note 01-15-11                                               11.125          B+                20          21,000
Sr Note 05-15-11 (R)                                           10.000          B+                60          60,000
Clear Channel Communications, Inc.,
Sr Note 06-15-05                                                7.875          BBB-             320         335,133
Continental Cablevision, Inc.,
Sr Note 05-15-06                                                8.300          A                120         129,203
CSC Holdings, Inc.,
Sr Note 04-01-11 (R)                                            7.625          BB+              185         176,175
Sr Sub Deb 05-15-16                                            10.500          BB-               20          22,050
EchoStar DBS Corp.,
Sr Note 02-01-09                                                9.375          B+                35          34,125
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                            8.625          B+                45          41,850
Jones Intercable, Inc.,
Sr Note 04-15-08                                                7.625          BBB               90          92,255
Lenfest Communications, Inc.,
Sr Note 11-01-05                                                8.375          BBB               40          43,022
Mediacom LLC/Mediacom Capital Corp.,
Sr Note Ser B 04-15-08                                          8.500          B+                20          18,900
Sr Note 01-15-13 (R)                                            9.500          B+                85          81,387
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                             8.250          BBB-             125         126,495
News America, Inc.,
Gtd Sr Note 04-30-28                                            7.300          BBB-              55          49,284
TCI Communications, Inc.,
Sr Deb 02-15-26                                                 7.875          A                155         156,310
Time Warner, Inc.,
Deb 01-15-13                                                    9.125          BBB+              58          66,402
Viacom, Inc.,
Gtd Sr Note 01-30-06                                            6.400          A-                80          81,114
Gtd Sr Note 01-30-06 (R)                                        6.400          A-                85          85,000
                                                                                                     --------------
                                                                                                          2,006,396
                                                                                                     --------------
Medical (1.15%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                                  10.750          B+                37          37,555
Fresenius Medical Care Capital Trust II,
Gtd Trust Preferred Security
02-01-08                                                        7.875          B+                10           9,750
Fresenius Medical Care Capital Trust IV,
Gtd Trust Preferred Security
06-15-11 (R)                                                    7.875          B+                95          92,625
HCA - The Healthcare Co.,
Sr Note 06-01-06                                                7.125          BB+              340         332,772
Note 09-01-10                                                   8.750          BB+               35          37,187
HEALTHSOUTH Corp.,
Sr Note 02-01-08                                                8.500          BBB-              55          55,412
Quest Diagnostic, Inc.,
Gtd Sr Note 07-12-06                                            6.750          BBB-             135         133,694
Tenet Healthcare Corp.,
Sr Note 01-15-05                                                8.000          BB+               20          20,525
Triad Hospitals, Inc.,
Gtd Sr Note 05-01-09 (R)                                        8.750          B-                60          61,050
                                                                                                     --------------
                                                                                                            780,570
                                                                                                     --------------
Metal (0.48%)
Newmont Mining Corp.,
Note 05-15-11                                                   8.625          BBB              100          98,155
Phelps Dodge Corp.,
Sr Note 06-01-11                                                8.750          BBB              150         148,447
WMC Finance (USA), Ltd.,
Gtd Note (Australia) 11-15-03 (Y)                               6.500          A                 80          81,391
                                                                                                     --------------
                                                                                                            327,993
                                                                                                     --------------
Mortgage Banking (2.47%)
AMRESCO Residential Securities Corp.
Mortgage Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-6
08-25-27                                                        6.510          AAA              143         144,462
Citibank Credit Card Master Trust I,
Class A Credit Card Part Cert
Ser 1997-2 02-15-04                                             6.550          AAA              130         131,665
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1
Class A-1 08-15-08                                              6.790          Aaa               70          72,135
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5 08-15-25                                              8.100          AAA                9           8,947
Credit Suisse First Boston Mortgage
Securities Corp.,
Commercial Mtg Pass Thru Ctf
Ser 1998-C1 Class A-1A 12-17-07                                 6.260          AAA              239          242,101
EQCC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-3 Class A-9
02-15-29                                                        6.570          AAA              145         146,029
GMAC Commercial Mortgage
Securities, Inc.,
Pass Thru Ctf Ser 1997-C1 Class A-2
07-15-29                                                        6.853          Aaa               50          51,484
Pass Thru Ctf Ser 1998-C1 Class A-1
05-15-30                                                        6.411          Aaa              244         246,751
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-4
03-20-25                                                        6.600          AAA               15          15,112
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1
08-15-07                                                        6.410          Aaa               50          51,424
Money Store Home Equity Trust (The),
Pass Thru Ctf Ser 1997-D Class AF-7
12-15-38                                                        6.485          AAA               15          15,019
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1997-WF1 Class A-1
10-15-06 (R)                                                    6.830          AAA              217         223,581
Pass Thru Ctf Ser 1999-CAM1 Class A-3
11-15-08                                                        6.920          AAA              140         143,948
Salomon Brothers Mortgage
Securities VII, Inc.,
Mtg Pass Thru Ctf Ser 1997-HUD2
Class A-2 07-25-24                                              6.750          Aaa                6           6,022
Saxon Asset Securities Trust,
Pass Thru Ctf Ser 2000-2 Class AF-2
06-25-15                                                        7.965          AAA              105         106,804
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-A1 Class A-8
06-15-28                                                        7.220          AAA                8           8,313
Pass Thru Ctf Ser 1997-B Class A-6
10-15-28                                                        6.900          AAA               56          57,666
                                                                                                     --------------
                                                                                                          1,671,463
                                                                                                     --------------
Oil & Gas (1.22%)
Alberta Energy Co., Ltd.,
Note (Canada) 09-15-30 (Y)                                      8.125          BBB+             200         218,028
Anadarko Petroleum Corp.,
Deb 05-15-28                                                    7.150          BBB+              75          72,898
Chesapeake Energy Corp.,
Gtd Sr Note 04-01-11 (R)                                        8.125          B+                45          41,962
Forest Oil Corp.,
Sr Note 06-15-08 (R)                                            8.000          BB                80          78,000
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                                   6.875          BBB               40          39,764
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                                10.125          BBB-              15          17,936
Ocean Energy, Inc.,
Gtd Sr Sub Note Ser B 07-15-07                                  8.875          BB+               20          21,070
Petrobras International Finance Co.,
Sr Note 07-06-11 (R)+                                           9.750          Baa1              70          69,825
Petroleum Geo-Services ASA,
Sr Note (Norway) 03-30-28 (Y)                                   7.125          BBB-              50          41,356
Santa Fe Snyder Corp.,
Sr Sub Note 06-15-07                                            8.750          BBB+              20          21,254
Transocean Sedco Forex, Inc.,
Note 04-15-31 (R)                                               7.500          A-               115         115,139
Valero Energy Corp.,
Note 06-15-05                                                   8.375          BBB-              80          85,584
                                                                                                     --------------
                                                                                                            822,816
                                                                                                     --------------
Paper & Paper Products (1.34%)
Georgia-Pacific Corp.,
Sr Note 05-15-06                                                7.500          BBB-             120         120,336
Sr Note 05-15-31                                                8.875          BBB-             135         136,505
International Paper Co.,
Sr Note 07-08-05                                                8.125          BBB              260         274,950
Stora Enso Oyj,
Sr Note (Finland) 05-15-11 (Y)                                  7.375          BBB+             370         375,391
                                                                                                     --------------
                                                                                                            907,182
                                                                                                     --------------
Real Estate Operations (0.31%)
EOP Operating, L.P.,
Sr Note 02-15-05                                                6.625          BBB+             170         172,827
Liberty Property, L.P.,
Med Term Note 06-05-02                                          6.600          BBB               40          40,300
                                                                                                     --------------
                                                                                                            213,127
                                                                                                     --------------
Real Estate Investment Trust (0.62%)
Cabot Industrial Properties, L.P.,
Note 05-01-04                                                   7.125          BBB               25          25,319
Camden Property Trust,
Sr Note 04-15-04                                                7.000          BBB               30          30,510
Health Care Property Investors, Inc.,
Note 01-15-07                                                   7.500          BBB+              20          19,450
Healthcare Realty Trust, Inc.,
Sr Note 05-01-11                                                8.125          BBB-             105         105,262
Mack-Cali Realty, L.P.,
Sr Note 02-15-11                                                7.750          BBB              210         212,102
ProLogis Trust,
Sr Note 04-15-04                                                6.700          BBB+              25          25,355
                                                                                                     --------------
                                                                                                            417,998
                                                                                                     --------------
Retail (0.60%)
Delhaize America Inc.,
Note 04-15-11 (R)                                               8.125          BBB-             110         114,325
Kmart Corp.,
Sr Note 06-15-08 (R)                                            9.875          BB+              125         122,812
Kohl's Corp.,
Note 03-01-11 (R)                                               6.300          A-               170         170,326
                                                                                                     --------------
                                                                                                            407,463
                                                                                                     --------------
Telecommunications (4.48%)
AT&T Canada, Inc.,
Sr Disc Note, Step Coupon
(10.750%, 11-01-02) (Canada)
11-01-07 (A)                                                     Zero          BBB              135         127,836
Sr Note (Canada) 08-15-07 (Y)                                  12.000          BBB               15          16,350
AT&T Wireless Group,
Sr Note 03-01-31 (R)                                            8.750          BBB              260         270,150
BellSouth Capital Funding Corp.,
Deb 02-15-30                                                    7.875          AA-               80          85,398
Citizens Communications Co.,
Sr Note 05-15-06                                                8.500          BBB              115         118,050
Sr Note 05-15-11                                                9.250          BBB              115         120,778
Cox Communications, Inc.,
Note 11-01-10                                                   7.750          BBB              155         162,359
Crown Castle International Corp.,
Sr Note 05-15-11                                                9.000          B                 30          26,400
Sr Note 08-01-11 (R)                                            9.375          B                 65          58,012
Deutsche Telekom International
Finance B.V., Gtd Bond (Netherlands)
06-15-05 (Y)                                                    7.750          A-               230         240,295
Gtd Bond (Netherlands)
06-15-30 (Y)                                                    8.250          A-               130         131,891
Dominion Resources, Inc.,
Sr Note Ser A 06-15-10                                          8.125          BBB+              60          64,725
France Telecom,
Bond (France) 03-01-31 (R) (Y)                                  8.500          A-               195         204,368
LCI International, Inc.,
Sr Note 06-15-07                                                7.250          BBB+              30          29,945
Qwest Capital Funding, Inc.,
Bond 02-15-31 (R)                                               7.750          BBB+             260         254,072
Sprint Capital Corp.,
Gtd Note 01-30-06                                               7.125          BBB+             120         120,824
Gtd Sr Note 11-15-28                                            6.875          BBB+             200         168,076
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico) 01-26-06 (R) (Y)                               8.250          BB+              200         206,500
Telus Corp.,
Note 06-01-11                                                   8.000          BBB+             200         203,000
Triton PCS, Inc.,
Gtd Sr Sub Note 02-01-11                                        9.375          B-                30          28,800
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                               11.500          A-                20          23,000
WorldCom, Inc.,
Bond 05-15-31                                                   8.250          BBB+             135         135,498
Note 05-15-06                                                   8.000          BBB+             225         233,154
                                                                                                     --------------
                                                                                                          3,029,481
                                                                                                     --------------
Transportation (1.39%)
America West Airlines,
Pass Thru Ctf Ser 1996-1B
01-02-08                                                        6.930          A-                 3           3,275
Burlington Northern Santa Fe Corp.,
Deb 08-15-30                                                    7.950          BBB+             255         268,849
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C
06-30-04                                                        7.206          BBB              102         105,177
Pass Thru Ctf Ser 1999-1A
02-02-19                                                        6.545          AA+               56          54,377
Delta Air Lines, Inc.,
Note 12-15-05                                                   7.700          BBB-             100          98,336
Northwest Airlines, Inc.,
Gtd Note 03-15-04                                               8.375          BB                25          24,571
Gtd Note 06-01-06                                               8.875          BB               115         109,250
Pass Thru Ctf Ser 1996-1D
01-02-15                                                        8.970          BBB-               4           4,544
NWA Trust,
Sr Note Ser A 12-21-12                                          9.250          AA                36          39,337
Railcar Trust No. 1992-1,
Pass Thru Ser 1992-1 Class A
06-01-04                                                        7.750          AAA               54          56,053
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1 Class A-1
01-01-14                                                        7.783          AAA               71          72,830
Pass Thru Ctf Ser 2000-2 Class A-1
04-01-12                                                        7.032          AAA               66          66,184
US Airways, Inc.,
Pass Thru Ctf Ser 1990-A1
03-19-05                                                       11.200          BB-               29          29,953
Wisconsin Central Transportation Corp.,
Note 04-15-08                                                   6.625          BBB-               8           7,837
                                                                                                     --------------
                                                                                                            940,573
                                                                                                     --------------
Utilities (4.13%)
AES Corp.,
Sr Note 06-01-09                                                9.500          BB                35          35,700
Sr Note 09-15-10                                                9.375          BB                20          20,200
Sr Sub Note 07-15-06                                           10.250          B+                10          10,250
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A
01-02-17                                                        9.000          BBB-              25          25,440
Avon Energy Partners Holdings,
Sr Note (United Kingdom)
12-11-02 (R) (Y)                                                6.730          BBB+              40          40,201
Beaver Valley Funding Corp.,
Deb 06-01-07                                                    8.625          BB-               60          62,098
Sec Lease Oblig Bond 06-01-17                                   9.000          BB-               23          25,188
BVPS II Funding Corp.,
Collateralized Lease Bond
06-01-17                                                        8.890          BB-                5           5,521
Calpine Canada Energy Finance ULC,
Gtd Sr Note (Canada) 05-01-08 (Y)                               8.500          BB+               75          72,619
Calpine Corp.,
Sr Note 08-15-05                                                8.250          BB+               65          64,215
Sr Note 04-01-08                                                7.875          BB+               15          14,550
Sr Note 02-15-11                                                8.500          BB+               60          57,625
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                          9.500          BB+               45          46,575
Sr Sec Note Ser D 11-01-17                                      7.880          BB+               20          19,583
CMS Energy Corp.,
Sr Note 05-15-02                                                8.125          BB                60          60,588
Sr Note 10-15-07                                                9.875          BB                15          15,825
Sr Note 04-15-11                                                8.500          BB                25          24,262
Sr Note Ser B 01-15-04                                          6.750          BB                55          52,525
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                          10.250          BBB-              38          41,325
Exelon Generation Co., LLC,
Sr Note 06-15-11 (R)                                            6.950          A-               245         244,811
GG1B Funding Corp.,
Deb 01-15-11                                                    7.430          BBB-              23          23,149
HQI Transelec Chile SA,
Sr Note (Chile) 04-15-11 (R) (Y)                                7.875          A-               130         129,499
Hydro-Quebec,
Gtd Bond Ser HY (Canada)
01-15-22 (Y)                                                    8.400          A+                20          23,040
Iberdrola International B.V.,
Note 10-01-02                                                   7.500          AA-               35          36,136
KeySpan Corp.,
Sr Note 11-15-30                                                8.000          A                 60          64,295
Long Island Lighting Co.,
Deb 03-15-23                                                    8.200          A-                40          41,000
Mirant Americas Generation, Inc.,
Pass Thru Ctf Ser MIR 2001-14
06-15-04 (R)                                                    7.200          BBB-             240         239,282
Sr Note 05-01-11 (R)                                            8.300          BBB-             100         100,279
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                           8.770          BBB               43          44,418
Northeast Utilities,
Note Ser A 12-01-06                                             8.580          BBB                6           6,495
NRG Energy, Inc.,
Sr Note 04-01-11                                                7.750          BBB-             200         202,766
Pinnacle Partners,
Sr Note 08-15-04 (R)                                            8.830          BBB-              85          86,548
Pinnacle West Capital Corp.,
Sr Note 04-01-06                                                6.400          BBB               85          83,815
PNPP II Funding Corp.,
Deb 05-30-16                                                    9.120          BB-               40          43,142
PSEG Energy Holdings, Inc.,
Sr Note 02-15-08 (R)                                            8.625          BBB-              55          55,623
PSEG Power LLC,
Sr Note 04-15-31 (R)                                            8.625          BBB              130         139,766
Sierra Pacific Power Co.,
1st Mtg Note 06-01-08 (R)                                       8.000          BBB+             330         332,277
Sierra Pacific Resources,
Note 05-15-05                                                   8.750          BBB-              45          45,879
TXU Electric Capital V,
Gtd Capital Sec 01-30-37                                        8.175          BBB-              35          34,428
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond 01-02-17                                   8.090          BBB-              56          57,528
Xcel Energy, Inc.,
Sr Note 12-01-10                                                7.000          BBB+              70          70,198
                                                                                                     --------------
                                                                                                          2,798,664
                                                                                                     --------------
Waste Disposal Service & Equip. (0.04%)
Waste Management, Inc.,
Sr Note 08-01-10                                                7.375          BBB               30          29,935
                                                                                                     --------------
TOTAL BONDS
(Cost  62,794,573)                                                                          (92.93%)     62,905,626
                                                                                          ---------  --------------
                                                                                          NUMBER OF
                                                                                          SHARES OR
                                                                                           WARRANTS
                                                                                          ---------
PREFERRED STOCKS AND WARRANTS
CSC Holdings, Inc., 11.125% Ser M,
Preferred Stock                                                                               1,040         111,020
CSC Holdings, Inc., 11.750%, Ser H,
Preferred Stock                                                                               1,175         124,550
MetroNet Communications Corp.,
Warrant (Canada) (R) (Y)*                                                                         5             475
                                                                                                     --------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $234,875)                                                                              (0.35%)        236,045
                                                                                          ---------  --------------

                                                              INTEREST                  PAR VALUE        MARKET
ISSUER, DESCRIPTION                                             RATE                 (000s OMITTED)       VALUE
-------------------                                        --------------            --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.25%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 6.250%
thru 10.625%, due 08-15-15 thru 08-15-23
and U.S. Treasury Notes, 5.625%, due 11-30-02)                  3.970%                       $6,265       6,265,000

                                                                                     --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                                                 (9.25%)      6,265,000
                                                                                     --------------  --------------
TOTAL INVESTMENTS                                                                          (102.53%)     69,406,671
                                                                                     --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                            (2.53%)     (1,714,810)
                                                                                     --------------  --------------
TOTAL NET ASSETS                                                                           (100.00%)    $67,691,861
                                                                                     ==============  ==============

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,955,627 or 10.28% of net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is
    U. S. dollar denominated.

  * Non-income producing security.

 ** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

*** A portion of these securities having an aggregate value of $424,471 or 0.63% of the Fund's net assets has been purchased as forward commitments - that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The
    Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments.
    Accordingly, the market value of $433,997 of United States Treasury
    Note, 5.750%, 08-15-03, has been segregated to cover the forward commitments.

  + A portion of this security having an aggregate value of $59,849 or 0.09% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $61,706 of United States Treasury Note, 5.750%, 08-15-03, has been segregated to cover the when-issued commitment.

  # Represents rate in effect on June 30, 2001.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Money Market Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Money Market Fund on June 30, 2001.

                                                              INTEREST        QUALITY               PAR VALUE          MARKET
ISSUER, DESCRIPTION                                               RATE         RATING*          (000s OMITTED)          VALUE
--------------------------                                    --------         ------          --------------  --------------
COMMERCIAL PAPER
Banks - Foreign (7.23%)
Abbey National North America Corp.,
07-12-01                                                        4.630%         Tier 1                  $2,500      $2,496,463
Deutsche Bank Financial,
07-09-01                                                        4.635          Tier 1                   4,000       3,995,880
UBS Finance, Inc.,
08-08-01                                                        5.000          Tier 1                   3,900       3,879,417
                                                                                                               --------------
                                                                                                                   10,371,760
                                                                                                               --------------
Banks - United States (3.19%)
Wells Fargo,
08-02-01                                                        4.500          Tier 1                   4,600       4,581,600
                                                                                                               --------------
Beverages (3.81%)
Coca Cola Co.,
08-17-01                                                        4.110          Tier 1                   5,500       5,470,488
                                                                                                               --------------
Broker Services (3.42%)
Goldman Sachs Group, L.P.,
01-07-02                                                        3.720          Tier 1                   5,000       4,901,833
                                                                                                               --------------
Building (2.77%)
Halifax Group Plc,
08-23-01                                                        4.140          Tier 1                   4,000       3,975,620
                                                                                                               --------------
Chemicals (2.63%)
Dow Chemical Co.,
07-06-01                                                        4.220          Tier 1                   3,778       3,775,786
                                                                                                               --------------
Finance (8.32%)
CIT Group Holdings, Inc.,
09-13-01                                                        3.680          Tier 1                   7,000       6,947,049
Household Financial Corp.,
07-09-01                                                        4.550          Tier 1                   5,000       4,994,945
                                                                                                               --------------
                                                                                                                   11,941,994
                                                                                                               --------------
Insurance (3.48%)
American General Corp.,
07-16-01                                                        4.630          Tier 1                   5,000       4,990,354
                                                                                                               --------------
Mortgage Banking (4.86%)
Countrywide Home Loans,
07-27-01                                                        3.770          Tier 1                   7,000       6,980,941
                                                                                                               --------------
TOTAL COMMERCIAL PAPER
(Cost $56,990,376)                                                                                    (39.71%)     56,990,376
                                                                                               --------------  --------------
CORPORATE INTEREST-BEARING OBLIGATIONS
Banks - United States (2.11%)
First Chicago NBD Corp.,
11-01-01                                                        6.300          Tier 1                   3,000       3,024,748
                                                                                                               --------------
Finance (5.20%)
Associates Corp. of N. A.,
10-15-01                                                        6.450          Tier 1                   4,415       4,446,933
General Electric Capital Corp.,
09-17-01                                                        6.330          Tier 1                   3,000       3,014,754
                                                                                                               --------------
                                                                                                                    7,461,687
                                                                                                               --------------
TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
(Cost $10,486,435)                                                                                     (7.31%)     10,486,435
                                                                                               --------------  --------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. Agencies (39.56%)
Federal Home Loan Bank,
07-18-01                                                        4.650          Tier 1                   5,000       4,989,021
08-01-01                                                        4.060          Tier 1                   6,400       6,377,625
08-09-01                                                        8.220          Tier 1                   1,000       1,002,967
02-01-02                                                        6.750          Tier 1                   2,135       2,170,842
Federal Home Loan Mortgage Corp.,
07-05-01                                                        4.570          Tier 1                   5,000       4,997,461
08-09-01                                                        3.880          Tier 1                   6,500       6,472,678
Federal National Mortgage Assn.,
07-05-01                                                        4.570          Tier 1                   3,000       2,998,477
08-09-01                                                        3.850          Tier 1                  13,000      12,945,779
08-16-01                                                        3.860          Tier 1                   6,000       5,970,407
11-08-01                                                        3.870          Tier 1                   7,000       6,902,175
04-19-02                                                        3.770          Tier 1                   2,000       1,938,842
                                                                                                               --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $56,766,274)                                                                                    (39.56%)     56,766,274
                                                                                               --------------  --------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (13.31%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bond,  6.875%
due 08-15-25 and  U.S. Treasury Note,
5.625%  due 11-30-02)                                           3.970%                                 19,099      19,099,000
                                                                                               --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                                                          (13.31%)     19,099,000
                                                                                               --------------  --------------
TOTAL INVESTMENTS                                                                                     (99.89%     143,342,085
                                                                                               --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                                      (0.11%)        152,757
                                                                                               --------------  --------------
TOTAL NET ASSETS                                                                                     (100.00%)   $143,494,842
                                                                                               ==============  ==============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Strategic Income Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Strategic Income Fund on June 30, 2001. It is divided into four main categories: bonds, common stocks, preferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group.
Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                              INTEREST         CREDIT               PAR VALUE          MARKET
ISSUER, DESCRIPTION                                               RATE         RATING*          (000s OMITTED)          VALUE
--------------------------                                    --------         ------          --------------  --------------
BONDS
Advertising (0.19%)
Go Outdoor Systems Holding S.A.,
Sr Sub Note (France)
07-15-09 (E)                                                   10.500%         B-                        $100         $99,099
                                                                                                               --------------
Banks - United States (0.39%)
Colonial Bank,
Sub Note 06-01-11                                               9.375          BBB-                       200         206,560
                                                                                                               --------------
Chemicals (0.52%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                           10.125          B                          150         147,000
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                                 10.625          B+                         200         130,000
                                                                                                               --------------
                                                                                                                      277,000
                                                                                                               --------------
Electronics (0.16%)
Communications Instruments, Inc.,
Sr Sub Note Ser B 09-15-04                                     10.000          B-                         100          86,000
                                                                                                               --------------
Energy (0.13%)
AEI Resources, Inc./AEI Resources
Holdings, Inc.,
Note 12-15-05 (B) (R)                                          10.500          D                          100          70,000
                                                                                                               --------------
Finance (0.17%)
PTC International Finance II S.A.,
Sr Sub Note (Luxembourg)
12-01-09 (E) (R)                                               11.250          B+                         100          88,088
                                                                                                               --------------
Food (0.34%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                           11.875          B-                         200         182,000
                                                                                                               --------------
Government - Foreign (24.66%)
Arabia, Republic of,
Bond (Egypt) 07-11-11 (Y)                                       8.750          BBB-                       300         301,800
Brazil, Federative Republic of,
Bond (Brazil) 01-11-06 (Y)                                     10.250          BB-                        300         288,000
Bond (Brazil) 03-06-30 (Y)                                     12.250          BB-                        750         631,500
Deb (Brazil) 04-15-14 (Y)                                       8.000          BB-                        677         501,184
Unsub Note (Brazil) 07-26-07 (Y)                               11.250          BB-                        100          96,250
Unsub Note (Brazil) 10-15-09 (Y)                               14.500          BB-                        700         728,000
Bulgaria, Government of,
Bond (Variable Rate after
07-01-00) (Bulgaria) 07-28-12 (Y)                               3.000          B+                         880         715,000
Canada, Government of,
Bond (Canada) 12-01-02 #                                        6.000          AA+                        275         184,246
Bond (Canada) 12-01-05 #                                        8.750          AAA                        300         221,478
Bond (Canada) 12-01-06 #                                        7.000          AAA                      2,000       1,396,372
Bond (Canada) 06-01-08 #                                        6.000          AAA                        250         167,035
Bond (Canada) 06-01-09 #                                        5.500          AAA                        750         483,344
Bond (Canada) 06-01-10 #                                        5.500          AA+                        575         368,857
Bond (Canada) 06-01-29 #                                        5.750          AA+                         75          47,691
Colombia, Republic of,
Note (Colombia) 06-13-06 (Y)                                   10.500          BB                         300         309,258
Note (Colombia) 04-09-11 (Y)                                    9.750          BBB                        500         510,000
Mexican, United States
Bond (Mexico) 03-12-13 (E)                                      7.375          BB+                        500         429,268
Note (Mexico) 01-14-11 (Y)                                      8.375          BB+                        475         477,375
Sr Note (Mexico) 03-12-08 (Y)                                   8.625          BB+                        250         259,500
New Zealand, Government of,
Bond (New Zealand) 04-15-03 #                                   5.500          AAA                        500         199,650
Bond (New Zealand) 11-15-11 #                                   6.000          AAA                        500         190,972
Panama, Republic of, Bond (Panama)
02-08-11 (Y)                                                    9.625          BB+                      1,000       1,010,000
Peru, Republic of,
Deb (Variable Rate after 03-07-07)
(Peru) 03-07-17 (Y)                                             4.000          BB-                        800         500,000
Russia, Federation of,
Unsub Note (Russia) 06-26-07 (Y)                               10.000          B-                       1,135       1,010,150
Unsub Note (Russia) 07-24-18 (Y)                               11.000          B                        1,125         973,125
Unsub Note (7.50% 03-31-07)
(Russia) 03-31-30 (Y)                                           5.000          B                          650         307,450
Venezuela, Republic of,
Floating Rate Bond Ser DL (Venezuela)
12-18-07 (Y)                                                    7.375          B                          310         258,449
Bond (Venezuela) 09-15-27 (Y)                                   9.250          B                          675         465,750
                                                                                                               --------------
                                                                                                                   13,031,704
                                                                                                               --------------
Government - U.S. (39.23%)
United States Treasury,
Bond 08-15-01                                                  13.375          AAA                      6,700       6,776,447
Bond 08-15-05                                                   6.500          AAA                        400         423,436
Bond 08-15-05                                                  10.750          AAA                        400         485,000
Bond 02-15-16                                                   9.250          AAA                        615         820,447
Bond 08-15-19                                                   8.125          AAA                      1,090       1,357,213
Bond 08-15-23                                                   6.250          AAA                        600         624,372
Bond 11-15-28                                                   5.250          AAA                      2,000       1,826,880
Note 08-31-02                                                   6.250          AAA                      3,870       3,967,369
Note 08-15-04                                                   7.250          AAA                        590         633,330
Note 05-15-05                                                   6.500          AAA                      1,300       1,374,542
Note 08-15-07                                                   6.125          AAA                        940         985,675
Note 02-15-11                                                   5.000          AAA                      1,500       1,455,225
                                                                                                               --------------
                                                                                                                   20,729,936
                                                                                                               --------------
Leisure (2.18%)
Ameristar Casinos, Inc.,
Sr Sub Note 02-15-09 (R)                                       10.750          B-                         200         208,500
HMH Properties, Inc.,
Sr Note Ser B 08-01-08                                          7.875          BB                         100          94,000
Jupiters Ltd.,
Sr Note (Australia) 03-01-06 (Y)                                8.500          BB+                        150         147,750
Penn National Gaming, Inc.,
Sr Sub Note 03-01-08 (R)                                       11.125          B-                         200         207,000
Station Casinos, Inc.,
Sr Note 02-15-08 (R)                                            8.375          BB-                        200         201,000
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)
12-15-07 (Y)                                                    8.625          B+                         100         100,500
Waterford Gaming LLC,
Sr Note 03-15-10 (R)                                            9.500          B+                         199         195,020
                                                                                                               --------------
                                                                                                                    1,153,770
                                                                                                               --------------
Machinery (0.17%)
Columbus McKinnon Corp.,
Sr Sub Note 04-01-08                                            8.500          B                          100          87,000
                                                                                                               --------------
Media (5.25%)
Adelphia Communications Corp.,
Sr Note 06-15-11                                               10.250          B+                         350         340,375
AMFM Operating, Inc.,
Sr Sub Deb 10-31-06                                            12.625          B-                          64          71,025
Callahan Nordheim-Westfalen GmbH
Sr Note (Germany) 07-15-11 (E)                                 14.125          B-                         500         353,622
Charter Communications Holdings LLC/
Charter Comm. Holdings Capital Corp.,
Sr Note 01-15-11                                               11.125          B+                         300         315,000
Sr Note 05-15-11 (R)                                           10.000          B+                         200         200,000
Diamond Holdings Plc,
Bond (United Kingdom)
02-01-08 #                                                     10.000          B-                          50          52,826
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon
(12.625%, 03-01-03)
03-01-08 (A)                                                     Zero          B-                         250          35,000
Fox Kids Worldwide, Inc.,
Sr Disc Note, Step Coupon
(10.25% 11-15-02) 11-01-07 (A)                                   Zero          B                          400         356,000
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                            8.625          B+                         200         186,000
Sr Sub Note Ser B 10-01-09                                      8.750          B+                         200         188,000
Innova S. de R.L.,
Sr Note (Mexico) 04-01-07 (Y)                                  12.875          B-                         200         178,000
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                         12.500          CCC+                       400         396,000
STC Broadcasting, Inc.,
Sr Sub Note 03-15-07                                           11.000          B-                         100          99,500
                                                                                                               --------------
                                                                                                                    2,771,348
                                                                                                               --------------
Medical (0.28%)
Select Medical Corp.,
Sr Sub Note 06-15-09 (R)                                        9.500          B                          150         147,750
                                                                                                               --------------
Oil & Gas (2.51%)
Chesapeake Energy Corp.,
Sr Note 04-01-11 (R)                                            8.125          B+                         300         279,750
Comstock Resources, Inc.,
Sr Note 05-01-07                                               11.250          B                          100         106,000
Ocean Rig Norway A.S.,
Sr Sec Note (Norway) 06-01-08 (Y)                              10.250          CCC                        200         176,000
Parker Drilling Co.,
Sr Note 11-15-06                                                9.750          B+                         300         304,500
PEMEX Project Funding Master Trust,
Gtd Note 02-15-08 (R)                                           8.500          BB+                        200         206,000
Pennzoil-Quaker State Co.,
Note 12-01-02                                                   9.400          BB+                        250         252,410
                                                                                                               --------------
                                                                                                                    1,324,660
                                                                                                               --------------
Paper & Paper Products (1.61%)
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (Y)                                  13.125          BB-                        300         300,000
Grupo Industrial Durango S.A.,
Note (Mexico) 08-01-03 (Y)                                     12.625          BB-                        200         210,000
Kappa Beheer BV,
Sr Sub Note (Netherlands)
07-15-09 (E) (R)                                               10.625          B                          150         135,308
Stone Container Corp.,
Sr Note 02-01-11 (R)                                            9.750          B                          200         204,000
                                                                                                               --------------
                                                                                                                      849,308
                                                                                                               --------------
Telecommunications (3.73%)
American Cellular Corp.,
Sr Sub Note 10-15-09 (R)                                        9.500          B                          200         188,000
Comunicacion Celular S.A.,
Sr Def Bond (Colombia)
03-01-05 (R) (Y)                                               14.125          B                          100          91,000
Esprit Telecom Group Plc,
Sr Note (United Kingdom)
12-15-07 (B) (Y)                                               11.500          D                          100           2,588
Sr Note (Deutsche Mark)
06-15-08 (B) #                                                 11.000          D                          140           1,213
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                                  14.250          B+                         200         212,000
GT Group Telecom, Inc.,
Sr Disc Note, Step Coupon
(13.25%, 02-01-05) (Canada)
02-01-10 (A) (Y)                                                 Zero          B-                         200          56,000
Intercel, Inc.,
Unit (Sr Disc. Note & Warrant),
02-01-06                                                       12.000          B                          200         206,000
Ionica Plc,
Sr Disc Note, Step Coupon
(15.00%, 05-01-02) (United Kingdom)
05-01-07 (A) (Y)                                                 Zero          Ca                         200           2,250
McCaw International Ltd.,
Sr Disc Note, Step Coupon
(13.00%, 04-15-02) 04-15-07 (A)                                  Zero          B-                         500         165,000
MetroNet Communications Corp.,
Sr Discount Note, Step Coupon
(10.75%, 11-01-02) (Canada)
11-01-07 (A) (Y)                                                 Zero          BBB                        200         189,386
Sr Note (Canada) 08-15-07 (Y)                                  12.000          BBB                         50          54,500
Nextel International, Inc.,
Sr Note 08-01-10 (R)                                           12.750          B-                         100          50,000
NorthEast Optic Network, Inc.,
Sr Note 08-15-08                                               12.750          B-                         100          28,000
ONO Finance Plc,
Sr Sub Note (United Kingdom)
05-01-09 (E)                                                   13.000          CCC+                       100          63,525
Sr Note (United Kingdom)
07-15-10 (E)                                                   14.000          CCC+                       200         132,132
Pronet Inc.,
Sr Sub Note 06-15-05                                           11.875          D                          280          28,000
TeleCorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon
(11.625%, 04-15-04) 04-15-09 (A)                                 Zero          B3                         175         106,750
Telewest Communications Plc,
Sr Disc Note, Step Coupon
(9.25%, 04-15-04)
(United Kingdom)
04-15-09 (A) (Y)                                                 Zero          B+                         100          67,618
Sr Note (United Kingdom)
02-01-10 (R) #                                                  9.875          B+                         100         114,105
Triton PCS, Inc.,
Sr Sub Note 02-01-11 (R)                                        9.375          CCC+                       100          96,000
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                               11.500          B-                         100         115,000
                                                                                                               --------------
                                                                                                                    1,969,067
                                                                                                               --------------
Telecommunications - Services (2.63%)
COLT Telecom Group Plc, (United Kingdom)
Sr Note (Deutsche Mark)
07-31-08#                                                       7.625          B                          300         105,235
Crown Castle International Corp.,
Sr Disc Note, Step Coupon
(10.625%, 11-15-02)
11-15-07 (A)                                                     Zero          B                          150         115,125
Energis Plc,
Sr Note (United Kingdom)
06-15-09 (R) #                                                  9.500          B+                         130         164,818
Jazztel Plc,
Sr Note (United Kingdom)
12-15-09 (E)                                                   13.250          CCC+                       200          62,678
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon
(14.00%, 02-01-04)
02-01-09 (A)                                                     Zero          CCC+                       390         218,400
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                         11.500          B-                         100          67,000
Sr Note Ser B, Step Coupon
(12.375%, 10-01-03)
10-01-08 (A)                                                     Zero          B-                         150          63,000
Orion Network Systems,
Sr Note 01-15-07                                               11.250          B+                         100          40,000
Time Warner Telecom, Inc.
Sr Note 02-01-11                                               10.125          B-                         200         179,000
Time Warner Telecom LLC,
Sr Note 07-15-08                                                9.750          B                          200         177,000
Tritel PCS, Inc.,
Sr Sub Disc Note Step Coupon
(12.75%, 05-15-04) 05-15-09 (A)                                  Zero          B3                         100          63,000
United Pan-Europe Communicatons N.V.,
Sr Disc Note, Step Coupon
(13.375%, 11-01-04) (Netherlands)
11-01-09 (A) (E)                                                 Zero          B-                          40          10,164
Sr Note (Netherlands)
11-01-07 (E)                                                   10.875          B-                          40          19,312
Sr Note (Netherlands)
11-01-09 (E)                                                   11.250          B-                          65          31,381
Versatel Telecom International NV,
Sr Note (Netherlands)
05-15-08 (Y)                                                   13.250          B-                         100          38,000
Sr Note Ser EU (Netherlands)
07-15-09 (E)                                                   11.875          B-                         100          33,033
                                                                                                               --------------
                                                                                                                    1,387,146
                                                                                                               --------------
Transportation (0.63%)
CHC Helicopter Corp.,
Sr Sub Note (Canada)
07-15-07 (E)                                                   11.750          B2                         200         189,728
Fine Air Services Corp.,
Sr Note 06-01-08 (B)                                            9.875          D                          105           6,296
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                                       13.375          B-                         150         138,000
                                                                                                               --------------
                                                                                                                      334,024
                                                                                                               --------------
Utilities (1.60%)
CMS Energy Corp.,
Sr Note 10-15-07                                                9.875          BB                         200         211,000
Midland Funding Corp. II,
Deb Ser A 07-23-05                                             11.750          BB                         200         220,500
Deb Ser B 07-23-06                                             13.250          BB                         150         173,625
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)
11-15-09 (R) (Y)                                                9.625          BB+                         90          93,841
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                           8.770          BBB                        141         145,650

                                                                                                               --------------
                                                                                                                      844,616
                                                                                                               --------------
TOTAL LONG-TERM DEBT
(Cost $47,783,506)                                                                                    (86.38%)     45,639,076
                                                                                               --------------  --------------
                                                                                                    NUMBER OF
                                                                                                    SHARES OR
                                                                                                     WARRANTS
                                                                                               --------------
COMMON STOCKS
AT&T Canada, Inc., Common Stock
(Canada) (Y)**                                                                                          2,000          60,260
GT Group Telecom, Inc. (Class B), Common Stock
(Canada) (Y)**                                                                                            982           4,439
KLM Royal Dutch Airlines N.V.,
American Depositary Receipt (ADR)
Common Stock (Netherlands) (Y)                                                                            397           7,007
Kraft Foods, Inc. (Class A)**                                                                           1,540          47,740
Nortek, Inc., Common Stock**                                                                              704          21,979
Versatel Telecom International N.V.,
ADR Common Stock (Netherlands)
(Y)**                                                                                                   1,333           3,786
                                                                                                               --------------
                                                                                                                      145,211
                                                                                                               --------------
TOTAL COMMON STOCKS
(Cost $164,806)                                                                                        (0.27%)        145,211
                                                                                               --------------  --------------
PREFERRED STOCKS AND WARRANTS
Allegiance Telecom, Inc. Warrant**                                                                        250          15,000
Comunicacion Celular S.A., Warrant
(Colombia) (Y)**                                                                                          100               0
DIVA Systems Corp. Warrant (R)**                                                                          750             938
Loral Space & Communications Ltd.
Warrant**                                                                                                 100             175
ONO Finance Plc, Warrant (United
Kingdom) (E) (R)**                                                                                         50           1,271
ONO Finance Plc, Warrant (United
Kingdom) (R) (Y)**                                                                                         50           1,500
XO Communications Inc., 14%
Preferred Stock                                                                                         2,505          75,150
                                                                                                               --------------
                                                                                                                       94,034
                                                                                                               --------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $158,153)                                                                                        (0.18%)         94,034
                                                                                               --------------  --------------
                                                              INTEREST                            PAR VALUE        MARKET
ISSUER, DESCRIPTION                                             RATE                           (000s OMITTED)       VALUE
-------------------                                        --------------                      --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (23.19%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625%
due 08-15-15  and 6.250% due 08-15-23,
U.S. Treasury  Note 5.625% due 11-30-02)                       3.970%                                 $12,252     $12,252,000
                                                                                               --------------  --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,252,000)                                                                                    (23.19%)     12,252,000
                                                                                               --------------  --------------
TOTAL INVESTMENTS                                                                                    (110.02%)     58,130,321
                                                                                               --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                                     (10.02%)     (5,294,111)
                                                                                               --------------  --------------
TOTAL NET ASSETS                                                                                     (100.00%)    $52,836,210
                                                                                               ==============  ==============

  * Credit ratings are unaudited and rated by Moody's Investor Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** Non-income producing security.

*** Represents rate in effect on June 30, 2001.

  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal Bankruptcy Code or is in default on interest payment.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro denominated.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $3,211,889 or 6.08% of the fund's net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U.S.
    dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------


The V.A. Strategic Income Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to country categories.

                                                           MARKET VALUE
                                                            AS A % OF
COUNTRY DIVERSIFICATION                                 FUND'S NET ASSETS
-----------------------                                 -----------------
Australia                                                      0.28%
Bahamas                                                        0.19
Canada                                                         6.48
Colombia                                                       1.72
Egypt                                                          0.57
France                                                         0.19
Luxembourg                                                     0.17
Mexico                                                         4.09
Netherlands                                                    0.53
Russia                                                         4.34
United Kingdom                                                 1.11
United States                                                 88.97
Venezuela                                                      1.38
                                                             -------
TOTAL INVESTMENTS                                            110.02%
                                                             =======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

                                                          MARKET VALUE
                                                           AS A % OF
QUALITY DISTRIBUTION                                   FUND'S NET ASSETS
--------------------                                   -----------------
AAA                                                           44.27%
AA                                                             1.14
BBB                                                            2.99
BB                                                            14.25
B                                                             21.07
CCC                                                            2.46
D                                                              0.20
                                                             -------
TOTAL BONDS                                                   86.38%
                                                             =======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund"), John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund"), John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund"), John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund"), John Hancock V.A. Technology Fund ("V.A. Technology Fund"), John Hancock V.A. Bond Fund ("V.A. Bond Fund"), John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") and John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund") (each a "Fund," collectively, the "Funds") are separate series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series as of June 30, 2001. The other series of the Trust are reported in a separate shareholders' report. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Funds. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. Core Equity Fund is to seek above-average total return, consisting of capital appreciation and income. The investment objective of the V.A. Relative Value Fund is to seek the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. The investment objective of the V.A. Sovereign Investors Fund is to seek long-term growth of capital and income without assuming undue market risks. The investment objective of the V.A. Financial Industries Fund is to seek capital appreciation. The investment objective of the V.A. Technology Fund is to seek long-term growth of capital. The investment objective of the V.A. Bond Fund is to seek a high level of current income consistent with prudent investment risk. The investment objective of the V.A. Money Market Fund is to seek maximum current income consistent with capital preservation and liquidity. The investment objective of the V.A. Strategic Income Fund is to seek a high level of current income.

Significant accounting policies of the Funds are as follows:

VALUATION OF INVESTMENTS Securities in the Funds' portfolios (except for V.A. Money Market Fund) are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

The V.A. Money Market Fund's portfolio of securities is valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued, as applicable. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Funds at a future date, usually beyond customary settlement date.

DISCOUNT AND PREMIUM ON SECURITIES The Funds accrete discount and amortize premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds have been capitalized and are being charged to the Funds' operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

BANK BORROWINGS The Funds (except for V.A. Money Market Fund) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with various banks. This agreement enables the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. The Funds had no borrowing activities under the line of credit during the period ended June 30, 2001.

SECURITIES LENDING The Funds may lend securities to certain qualified brokers who pay the Funds negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2001, the V.A. Relative Value and V.A. Technology Funds loaned securities having a market value of $1,765,629 and $262,760, collateralized by securities in the amount of $1,800,942 and $268,015, respectively.

OPTIONS The Funds (except for V.A. Money Market Fund) may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by a Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Funds may use option contracts to manage their exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Funds' exposure to the underlying instruments and buying puts and writing calls will tend to decrease the Funds' exposure to the underlying instruments, or hedge other Funds' investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of a Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if a Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Funds will continuously monitor the creditworthiness of all their counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Funds' year-end Statements of Assets and Liabilities. The Funds had no written option transactions during the period ended June 30, 2001.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Funds (except for V.A. Core Equity, V.A. Sovereign Investors and V.A. Money Market Funds) may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Funds' daily net assets. The Funds record realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statements of Assets and Liabilities. The Funds may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intend to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Funds had the following open forward foreign currency exchange contracts at June 30, 2001:

                                                                UNREALIZED
                             PRINCIPAL AMOUNT   EXPIRATION    APPRECIATION/
CURRENCY                  COVERED BY CONTRACT        MONTH   (DEPRECIATION)
--------                  -------------------   ----------    ------------
V.A. STRATEGIC INCOME FUND
Buys
Pound Sterling                  255,500           Jul 01         ($7,045)
                                                                 =======
Sells
Pound Sterling                  523,700           Jul 01         $21,244
Pound Sterling                  218,500           Aug 01           5,485
Pound Sterling                  196,900           Sep 01         ($3,669)
                                                                 -------
                                                                 $23,060
                                                                 =======

FEDERAL INCOME TAXES The Funds qualify as "regulated investment companies" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the following Funds had capital loss carryforwards available to the extent provided by regulators to offset future net realized capital gains:

                                          CAPITAL LOSS
                                      CARRYFORWARD EXPIRING
                              -------------------------------------
FUND                          12/31/2006   12/31/2007    12/31/2008
----                          ----------   ----------    ----------
V.A. Sovereign Investors Fund   $157,877     $101,159    $1,206,695
V.A. Financial Industries Fund        --    2,140,648     1,313,228
V.A. Technology Fund                  --           --        14,000
V.A. Bond Fund                        --       67,593       215,568
V.A. Strategic Income Fund         4,130      136,493       455,777

Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identify the dividends. Interest income on investment securities is recorded on the accrual basis. The Funds may place debt obligations on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Funds record distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Funds have an investment management contract with the Adviser. Under the investment management contract, the Funds pay monthly management fees to the Adviser equivalent, on an annual basis, to the following:

                               RATE AS A PERCENTAGE OF
FUND                          AVERAGE DAILY NET ASSETS
----                          ------------------------
V.A. Core Equity Fund                   0.70%
V.A. Relative Value Fund                0.60
V.A. Sovereign Investors Fund           0.60
V.A. Financial Industries Fund          0.80
V.A. Technology Fund                    0.80
V.A. Bond Fund                          0.50
V.A. Money Market Fund                  0.50
V.A. Strategic Income Fund              0.60

V.A. Core Equity Fund and the Adviser have a subadvisory contract with Independence Investment LLC ("Independence"), formerly Independence Investment Associates, Inc. Independence is a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The V.A. Technology Fund and the Adviser have a subadvisory contract with American Fund Advisors, Inc. The Funds are not responsible for payment of subadvisers' fees.

The Adviser has agreed to limit each Fund's expenses (excluding the management fee), to 0.25% of each Fund's average daily net assets at least until April 30, 2002. Accordingly, the Adviser reduced the V.A. Technology Fund's expenses by $7,551 for the period ended June 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Funds have an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate 0.02% of the average net assets of the Funds.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees is borne by the Funds. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds make investments into other John Hancock Funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability are recorded on the Funds' books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

The Adviser and other subsidiaries of John Hancock Life Insurance Company owned the following shares of beneficial interest of the Funds as of June 30, 2001:

FUND                             SHARES OF BENEFICIAL INTEREST
----                             -----------------------------
V.A. Technology Fund                         50,095
V.A. Bond Fund                              135,931
V.A. Money Market Fund                      123,982
V.A. Strategic Income Fund                  557,187

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, were as follows:

FUND                                    PURCHASES           SALES
----                                   -----------       -----------
V.A. Core Equity Fund                   19,622,904        16,593,115
V.A. Relative Value Fund                23,534,078        15,426,044
V.A. Sovereign Investors Fund           27,892,613        12,218,212
V.A. Financial Industries Fund          50,251,626        36,764,543
V.A. Technology Fund                    16,391,057         2,346,666
V.A. Bond Fund                         107,129,045        66,899,002
V.A. Strategic Income Fund              33,658,235        16,521,059

The cost of investments owned at June 30, 2001 (including short-term investments) and gross unrealized appreciation and depreciation of investments for federal income tax purposes, were as follows:

                                                    GROSS           GROSS        NET UNREALIZED
                                                  UNREALIZED      UNREALIZED      APPRECIATION/
FUND                                 COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              -----------    ------------    ------------     ------------
V.A. Core Equity  Fund            $36,789,999      $6,623,422      $1,871,339      $4,752,083
V.A. Relative Value  Fund          56,604,513       6,392,678      11,617,088      (5,224,410)
V.A. Sovereign  Investors Fund     63,970,454       8,074,640       3,704,883       4,369,757
V.A. Financial  Industries Fund    73,777,334      10,566,411       2,695,772       7,870,639
V.A. Technology  Fund              29,303,387       1,187,668       8,454,824      (7,267,156)
V.A. Bond Fund                     69,426,695         399,880         419,904         (20,024)
V.A. Money  Market Fund           143,342,085              --              --              --
V.A. Strategic  Income Fund        60,832,493         571,358       3,273,530      (2,702,172)

NOTE D --
CHANGE IN ACCOUNTING PRINCIPLE

Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in the following reduction in the cost of the investments and a corresponding increase/decrease in unrealized appreciation/depreciation on investments, based on securities held as of December 31,2000:

                             REDUCTION IN THE COST
FUND                           OF THE INVESTMENTS
----                         ---------------------
V.A. Bond Fund                     $32,713
V.A. Strategic Income Fund         230,438

The effect of this change in the period ended June 30, 2001 was as follows:

                                                   INCREASE/
                                                 DECREASE IN     DECREASE
                               REDUCTION IN     NET REALIZED       IN NET
                                THE COST OF        GAIN/LOSS   INVESTMENT
FUND                            INVESTMENTS   ON INVESTMENTS       INCOME
----                            -----------   --------------   ----------
V.A. Bond Fund                    $26,706         $28,562        $55,268
V.A. Strategic Income Fund        243,590          47,556        291,146

The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets in the period ended June 30, 2001 was as follows:

                                                    INCREASE/
                                              DECREASE IN NET     DECREASE
                                   DECREASE      REALIZED AND       IN NET
                                     IN NET        UNREALIZED   INVESTMENT
                                 INVESTMENT         LOSS/GAIN    INCOME TO
                                     INCOME    ON INVESTMENTS      AVERAGE
FUND                              PER SHARE         PER SHARE   NET ASSETS
----                              ---------    --------------   ----------
V.A. Bond Fund                      $0.02           $0.02            0.27%
V.A. Strategic Income Fund           0.06            0.06            1.50

The Statements of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Declaration Trust.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."

RVASA   6/01
        8/01






SEMIANNUAL REPORT

Declaration Trust

Equity                V.A. 500 Index Fund
                      V.A. Large Cap Growth Fund
                      V.A. Mid Cap Growth Fund
                      V.A. Small Cap Growth Fund
------------------------------------------------------
International         V.A. International Fund
------------------------------------------------------
Sector                V.A. Regional Bank Fund
------------------------------------------------------
Income                V.A. High Yield Bond Fund

JUNE 30, 2001


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



Table of Contents

1) CEO Corner                                                     3

2) Portfolio Manager Commentary

These commentaries reflect the views of the portfolio managers or portfolio management teams through the end of the period discussed in this report. Of course, the managers' or team's views are subject to change as market and other conditions warrant.

Equity
V.A. 500 Index Fund                                               4
V.A. Large Cap Growth Fund                                        7
V.A. Mid Cap Growth Fund                                         10
V.A. Small Cap Growth Fund                                       13

International
V.A. International Fund                                          16

Sector
V.A. Regional Bank Fund                                          19

Income
V.A. High Yield Bond Fund                                        22

3) Financial Statements                                          25

4) Notes to Financial Statements                                 57


TRUSTEES

Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
* Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President and
Chief Investment Officer

Richard A. Brown
Senior Vice President and
Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIANS

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
V.A. High Yield Bond Fund
V.A. Large Cap Growth Fund
V.A. Mid Cap Growth Fund
V.A. Regional Bank Fund
V.A. Small Cap Growth Fund

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
V.A. 500 Index Fund
V.A. International Fund

TRANSFER AGENT

John Hancock Annuity Servicing Office
529 Main Street (X-4)
Charlestown, Massachusetts 02129

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER

Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101
V.A. International Fund

ISSUER

John Hancock
Life Insurance Company
John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not Licensed in New York

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush right next to first paragraph.]

DEAR SHAREHOLDERS:

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

In the midst of this year's market disappointments, one significant event occurred that has positive short- and long-term implications for investors. On June 7, President George W. Bush signed into law the most sweeping tax-cut bill in two decades. The bill's first benefit comes this summer in the form of a tax refund, ranging from $300 to $600, to almost everyone who filed a 2000 tax return. Gradual cuts in taxes will follow the rebate checks. For investors, the bill also provides a number of extra incentives for retirement and college savings through changes to IRA and 401(k) plan contributions and enhancements to Education IRAs, among other things.

The new tax law has a variety of provisions, many of which are phased in over a number of years. We encourage you to consult with your investment professional to determine how to take the best, and most timely, advantage of the benefits it contains.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY JAMES D. SCHANTZ, CFA, PORTFOLIO MANAGER

John Hancock
V.A. 500 Index Fund

S&P 500 Index loses ground as economy slows

For the stocks that make up the Standard & Poor's 500 Index, the first six months of 2001 can be neatly divided between their poor showing during the first calendar quarter and their rebound in the second quarter. In the first three months of the year, a weakening economy and surprisingly poor corporate earnings reports caused the Index to drop by nearly 12%. But from April through the end of June, stocks rebounded as sentiment shifted, lifting the S&P 500 Index by nearly 6%, thereby cutting the Index's loss back to -6.69% for the first half of the year.

"Interestingly,
 the technology
 sector provided
 the Index with
 some of its best
 performers, as
 well as its
 biggest losers."

Despite the continual drumbeat of bad economic news, job cuts and earnings warnings, consumer and investor confidence rose, thanks to hopes that the Federal Reserve Board's aggressive rate-cutting campaign could prevent the economy from free falling into a recession. The Fed lowered rates six times during as many months, with three of the cuts coming in April, May and June. The rate cuts lowered corporate borrowing costs, pumped money into the U.S. economy and fanned hopes that corporate earnings and stocks prices would improve. Even the depressed manufacturing sector exhibited signs that the worst could be behind it.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is General Electric 4.3%, the second is Microsoft 3.5%, the third ExxonMobil 2.7%, the fourth Citigroup 2.3% and the fifth Pfizer 2.2%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance and strategy explained

John Hancock V.A. 500 Index Fund had a total return of -6.88% at net asset value for the six-month period ended June 30, 2001. By comparison, the average variable annuity S&P 500 Index objective fund had a total return of -6.86%, according to Lipper, Inc. Historical performance information can be found on page six.

In managing the Fund, our goal is to have our holdings closely track those of the S&P 500 Index, while minimizing the costs associated with buying and selling shares of stocks. Although there are frequent changes in the composition of the Index, we re-balance the Fund's holdings less frequently to minimize transaction costs. When we get additional money into the Fund that cannot immediately be deployed into Index components, we buy S&P 500 futures, which allow us to participate in the Index's performance without incurring the higher transaction costs of buying stocks.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. 500 Index Fund. Caption below reads "Jim Schantz."]

Technology: leaders and laggards

Interestingly, the technology sector provided the Index with some of its best performers, as well as its biggest losers. Microsoft, for example, surged more than 68% during the first six months of 2001. In contrast to some other technology suppliers, the company rode the wave of strong demand for corporate software and easily topped reduced expectations for profits and revenues. The company's shares also got a boost in late June when a U.S. appeals court tossed out a lower court's order to split the company. Other computer giants, such as industry titans IBM and Dell Computers, also flourished, posting gains of roughly 33% and 49%, respectively. Investors enthused about the combination of Internet and media companies AOL and Time Warner pushed its combined stock up about 52%.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -8% at the bottom and 0% at the top. The first bar represents the -6.88% total return for John Hancock V.A. 500 Index Fund. The second bar represents the -6.86% total return for Average variable annuity S&P 500 Index objective fund. A note below the chart reads "The total return for John Hancock V.A. 500 Index Fund is at net asset value with all distributions reinvested. The average variable annuity S&P 500 Index objective fund is tracked by Lipper, Inc. See the following page for historical performance information."]

In contrast, some well-known technology stocks -- including some of last year's best performers -- proved to be the biggest detractors from the Index's performance. Cisco Systems, the leading provider of data networking products to businesses, slumped more than 52% and was the biggest detractor from the Index's performance on a capitalization-weighted basis. Data storage companies EMC and Nortel Networks also were hit hard, suffering losses of about 55% and 71% respectively.

Topping the list of the Index's best performers was Bank of America, which exceeded earnings expectations thanks to improvement in its core custody business (the management of stock certificates and other securities held by clients), growth in asset management fees and rising trading revenues. AT&T gained 27% during the period, driven by its ability to meet scaled-back earnings expectations. Philip Morris returned roughly 17% thanks to improving results in many of its businesses, including tobacco and food. The nation's second-largest home-improvement retailer Lowe's was up more than 63% as the company continued to benefit from the strong housing market and falling interest rates.

Health care, telecom hit hard

As bad as some of the technology sector's losses were, the health-care sector's declines were worse. An absence of exciting new products either in the research pipeline or recently brought to market, coupled with investors' speedy rotation out of defensive names into higher growth stocks in the spring, took its toll on pharmaceutical companies Bristol-Myers Squibb and Pfizer. Communications equipment companies such as JDS Uniphase and Corning suffered losses of roughly 70% each as telecom providers drastically reduced their plans to build out their systems.

"The stock market
 enters the second
 half of 2001 under
 a cloud of
 uncertainty."

Outlook

The stock market enters the second half of 2001 under a cloud of uncertainty. For the most part, corporate earnings remain weak and CEOs continue to complain about a lack of "visibility," meaning they have no clear idea of when earnings will improve. Although job cuts continue, consumer confidence has remained strong and has provided a cushion against the declining technology and manufacturing sectors. Whether or not this continues to be the case in the second half is anyone's guess. On the other hand, the six interest-rate cuts delivered in the first half, coupled with tax cuts, may put enough money into the economy to pull it out of its doldrums. But regardless of how the stock market performs, our goal will be to closely track the performance of the S&P 500 Index. The Fund's returns, as always, will be dictated by the performance of that Index.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (6.88%)        (15.08%)         89.26%
Average Annual Total Returns              --         (15.08%)         14.10%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock
V.A. 500 Index Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. 500 Index Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,142 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. 500 Index Fund on August 29, 1996 and is equal to $18,926 as of June 30, 2001.



BY WILLIAM L. BRAMAN, ROBERT UEK AND PAUL J. BERLINGUET
FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Large Cap Growth Fund

Corporate profits and economy weaken, stock prices remain erratic

Throughout the six months ended June 30, 2001, the stock market continued to provide investors with a steady diet of unease. The year began in the midst of a well-rounded bear market that had depressed stock prices, especially in the technology sector, and greatly diminished investor confidence. The Federal Reserve Board aggressively entered the scene, injecting liquidity into the financial markets with six successive cuts in short-term interest rates amounting to a total of 2.75 percentage points. By June's end, the federal funds rate stood at 3.75%, down from 6.50% in December 2000.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is General Electric 5.9%, the second is Tyco International 5.7%, the third Cisco Systems 4.5%, the fourth AOL Time Warner 4.3% and the fifth Wal-Mart Stores 4.2%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

In response to the Fed's initial actions, stock prices rebounded in April and May, lending credence to the widely held view that the worst of the rout may be over. Near period's end, the market's second quarter pre-announcement season was under way. A number of high-profile companies -- particularly in, but not limited to, the technology sector -- predicted weaker-than-expected profits and some even admitted to dire financial straits. Stock prices came under pressure once again and the broad market, as measured by the Standard & Poor's 500 Index, lost ground in the period, returning -6.69% for the first six months of the year.

"As the period
 progressed,
 our objective
 increasingly
 became
 broader
 diversification..."

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Large Cap Growth Fund produced a total return of -25.12% at net asset value. This compares with the -14.71% return posted by the average variable annuity large-cap growth fund, according to Lipper, Inc. Historical performance information can be found on page 9.

Many technology positions reduced or eliminated

The Fund's weighting in technology, which is greater than that of its peers, along with individual stock selection within the telecommunications equipment group during the first calendar quarter, were the primary causes of its relative underperformance. As the second quarter began, however, we shifted the Fund's technology exposure away from a number of telecommunications equipment, networking and fiber-optics-related stocks -- the technology subsectors that were hit particularly hard by the deterioration in capital equipment spending. We sold such names as Nortel Networks, Ericsson, PMC Sierra, Broadcom, JDS Uniphase and Corning. We also pared or eliminated positions in hardware names such as Sun Microsystems, EMC, Compaq and IBM. By period's end, the Fund's technology weighting was trimmed to roughly 30% of net assets.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 6% with -30% at the bottom and 0% at the top. The first bar represents the -25.12% total return for John Hancock V.A. Large Cap Growth Fund. The second bar represents the -14.71% total return for Average variable annuity large-cap growth fund. A note below the chart reads "The total return for John Hancock V.A. Large Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity large-cap growth fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Redefined tech focus helps in Q2

We redeployed our tech assets into software-related companies as well as semiconductor capital equipment stocks, either adding to existing portfolio holdings or initiating new positions in such names as Microsoft, Amdocs Ltd., Electronic Data Systems, Intel, Applied Materials and Novellus Systems. Many of the software companies we pursued exhibit greater predictability in their future earnings potential than many other technology names right now, while the semiconductor stocks appealed to us because we believe the ones we've chosen are poised to benefit when new order momentum resumes. The portfolio's reconfiguration within the technology arena proved timely, as the stock prices of many networking companies hit new lows after they were eliminated from the portfolio. In fact, the Fund's revised technology exposure helped the portfolio regain some previously lost ground and outperform its Lipper peer group in the second quarter.

"...stock
 prices may
 continue to
 take two steps
 forward and
 one step back
 through
 calendar
 year end...

Broader diversification the best strategy

Throughout the period, the market has taken its cues from corporate profit announcements and leading economic indicators and we, in turn, have taken our cues from the market. It now appears the long-awaited turnaround in corporate profitability is not within easy reach as investors had hoped earlier this year. As the period progressed, our objective increasingly became broader diversification in tandem with a focus on companies that demonstrate a clear visibility in their earnings stream. We applied this approach not only to the technology sector but also to health-care, consumer-oriented companies, financial names and those issues with a cyclical bias.

Over the period, we bolstered the Fund's stake in health-care stocks. We did so in favor of niche players, those health-care companies with higher growth potential than the traditional pharmaceutical companies, which are currently contending with leaner product pipelines. We also sold health-care equipment companies such as Waters, which is suffering from a manufacturing slump in health-care's research and development area. Newly purchased, or bolstered, positions include Allergan, a specialty eye-care pharmaceutical company; Amgen, an established biotech company; and Stryker, a medical device company benefiting from changing demographics and a new product cycle.

We made a small foray into consumer-staple companies such as Anheuser-Busch and Philip Morris and initiated a position in Viacom, a media conglomerate with a broad spectrum of advertising delivery mediums. We purchased American Express and Goldman Sachs, two financial service companies with diversified business models, as well as home-improvement retailer Lowe's.

Outlook

Going forward, we anticipate a turn for the better in business conditions, based on the Fed's commitment to ease monetary policy to spur economic growth. The critical factor remains timing. Historically, business and investment conditions tend to improve six to 12 months after a concerted effort by the Fed to improve financial liquidity. We are still in the midst of a lengthy campaign, with the possibility of even further rate cuts ahead. Therefore, stock prices may continue to take two steps forward and one step back through calendar year end, as investors struggle to regain confidence in the viability of corporate America's long-term growth potential.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns             (25.12%)        (46.31%)        (16.98%)
Average Annual Total Returns              --         (46.31%)         (3.78%)


Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Large Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell Top 200 Growth Index -- an unmanaged index which measures the performance of the Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Large Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Russell Top 200 Growth Index and is equal to $18,766 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Large Cap Growth Fund on August 29, 1996 and is equal to $8,302 as of June 30, 2001.



BY PAUL J. BERLINGUET AND TIMOTHY N. MANNING
FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Mid Cap Growth Fund

Mid-cap growth stocks tumble as market continues to head south

The stock market's progress in the first half of 2001 was a tale best told in two parts. During the first quarter, the market went through a brutal meltdown that rocked nearly all sectors. Leading the decline were technology and telecommunications stocks, which looked overly expensive relative to deteriorating business fundamentals. Safer-haven sectors like finance and energy moved into favor. Early in the second quarter, the market reversed course, thanks to lower interest rates and anecdotal reports that business was stabilizing at some companies. Amid the relief rally that marked the second quarter, however, volatility continued as many companies announced missed earnings. The Standard & Poor's 500 Index closed the six months ended June 30, 2001 with a -6.69% return. By comparison, the Russell Midcap Growth Index returned -12.96% due to its heavier concentrations in technology, telecom and biotechnology names.

"We trimmed
 more volatile
 names in the
 telecom,
 biotech and
 software
 sectors..."

Disappointing performance

John Hancock V.A. Mid Cap Growth Fund had a sizable, but average, stake in technology -- about one-third of assets -- but was dogged by weak stock performance. Higher-than-average investments in telecom and biotech also eroded performance, leaving the Fund with a -23.39% return at net asset value for the first six months of the year. By comparison, the average variable annuity multi-cap growth fund returned -16.18%, according to Lipper, Inc. Historical performance information appears on page 12.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Shire Pharmaceuticals 2.2%, the second is VeriSign 2.1%, the third USA Education 2.1%, the fourth Mercury Interactive 2.0% and the fifth Dobson Communications 2.0%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Disappointments in telecom and biotech

Among the biggest drags on performance were our stakes in competitive local exchange carriers like McLeodUSA and XO Communications, both of which fell sharply amid the downturn in telecom spending. As the outlook for the sector remained uncertain, we decided to cut our losses and sell. Several stocks in the volatile biotech area also cost the Fund dearly, including Waters and Applera Corp. - Applied Biosystems Group, both of which supply analytical equipment to biotech companies, which cut back on spending in 2001. Millennium Pharmaceuticals, a company that provides genetic information to pharmaceutical companies, and Immunex, a biopharmaceutical company that develops drugs to treat autoimmune disorders, also posted steep declines. In the technology area, our investments in Brocade Communications Systems, which make switches for storage systems, and Aeroflex, which makes optical test equipment used in the build-out of fiber-optic networks, tumbled as spending slowed.

Gains in retail and finance

Tempering these losses were our retail investments, including Abercrombie & Fitch, Bed Bath & Beyond, Coach and Staples, which we had built up early in the year. All rallied nicely as consumers kept spending and investors anticipated an economic recovery, and we took profits. Our finance investments also did quite well. Transaction processors like Concord EFS and Fiserv benefited from their predictable revenue streams, while USA Education (formerly Sallie Mae), a student loan company, attracted interest following a recent acquisition. Other top gainers included Scientific-Atlanta, a leading producer of digital set top boxes for cable television, KLA-Tencor, which provides inspection systems for semiconductor capital equipment, and King Pharmaceuticals, a specialty pharmaceutical company with a new cardiovascular drug that has quickly gained market share.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 5% with -25% at the bottom and 0% at the top. The first bar represents the -23.39% total return for John Hancock V.A. Mid Cap Growth Fund. The second bar represents the -16.18% total return for Average variable annuity multi-cap fund. A note below the chart reads "The total return for John Hancock V.A. Mid Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity multi-cap fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Focus on predictability

In the spring, we stepped up the Fund's emphasis on companies with predictable earnings growth and the potential for dominant market share. These businesses have proven they can do well even in a sluggish economy. We trimmed more volatile names in the telecom, biotech and software sectors, buying instead stocks like Amdocs, which provides telecom carriers with outsourcing solutions for customer service and billing. This is a company with no competition and more than 75% of its revenues for next year guaranteed by long-term contracts. We also increased our stake in VeriSign, a software company that is a leader in Internet domain registration, and Dobson Communications, a wireless company that has longer-term contracts with major carriers and little direct competition in the rural markets it serves.

Buying opportunities

Much of our buying was in the medical area (about 22% of net assets), where we focused on companies with predictable earnings, including health-care service companies like WellPoint Health Networks and specialty pharmaceuticals like Shire Pharmaceuticals. We also increased our investment in media stocks, which we expect to benefit as the economy recovers and ad spending increases. Among our additions were USA Networks, a company with great management and media assets, and Charter Communications, a cable company that is adding subscribers at the same time that its build-out expenditures are coming to an end. In the technology sector, we increased our investment in Mercury Interactive, a software testing company that has strong growth prospects.

"By the fourth
 quarter, the
 market should
 benefit from
 easier
 year-over-year
 earnings
 comparisons as
 well as
 improved
 corporate
 revenues."

A look ahead

The Federal Reserve cut interest rates six times between January and June. Typically, interest-rate moves take six to 12 months before they work their way through the economy. This means we could be looking at a recovery by late in the year. Fortunately, inflation and unemployment have both remained pretty low and tax refunds should give a boost to consumer confidence and spending. Given an improved economic outlook, we expect stock prices to climb in the second half of the year. The third quarter, however, could be rocky as investors digest recent earnings disappointments. By the fourth quarter, the market should benefit from easier year-over-year earnings comparisons as well as improved corporate revenues. We are especially optimistic about the outlook for mid-cap stocks, which have historically beaten larger-cap stocks on the way out of a downturn, and remain at reasonable valuations.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (1/7/98)
                                     -------         -------         -------
Cumulative Total Returns             (23.39%)        (36.99%)         16.54%
Average Annual Total Returns              --         (36.99%)          4.50%


Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Mid Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Index and the Russell Midcap Growth Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. The Russell Midcap Growth Index is an unmanaged index that contains those securities from the Russell Midcap Index with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Mid Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell Midcap Growth Index and is equal to $13,697 as of June 30, 2001. The second line represents the Standard & Poor's 500 Index and is equal to $13,201 as of June 30, 2001. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Mid Cap Growth Fund on January 7, 1998 and is equal to $11,654 as of June 30, 2001.



BY BERNICE S. BEHAR, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
ANURAG PANDIT, CFA, PORTFOLIO MANAGER

John Hancock
V.A. Small Cap Growth Fund

Slowing economy, deteriorating corporate profits hold stocks back

The stock market remained in turmoil during the first six months of 2001, as the economy continued to slow and investors reacted to a steady stream of bad corporate earnings news. Fast-growing, high-priced growth stocks -- which started struggling a year ago -- kept sagging, particularly in the technology and telecommunications sectors. With the exception of a three-week surge in January sparked by a surprise interest-rate cut by the Federal Reserve, the first quarter of 2001 was especially difficult for stocks, despite the Fed's aggressive action to prevent a recession. But by April, the Fed had cut rates enough that investors began to hope the worst was over for the economy, and stocks rallied, including technology. The sector remained volatile and under pressure through the end of June, however, as business conditions showed no signs of improving. Small-cap stocks outperformed large caps, but growth stocks continued to trail value stocks by a substantial margin, producing a large variance in performance between the two major indexes that track small-cap stock performance. In the first six months of 2001, the Russell 2000 Value Index gained 12.84%, while the Russell 2000 Growth Index was essentially flat, returning 0.14%.

[Table at bottom left hand column entitled "Top Five Stock
Holdings." The first listing is Microsemi 1.4%, the second is Corporate Executive Board 1.4%, the third Columbia Sportswear 1.3%, the fourth Accredo Health 1.3% and the fifth Education Management 1.3%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Small Cap Growth Fund posted a total return of -8.06% at net asset value. That compared with the -4.06% return of the average variable annuity small-cap growth fund, according to Lipper, Inc. Historical performance information can be found on page 15.

"Companies
 having any
 connection
 to the
 telecommunications
 industry
 suffered in
 particular..."

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Small Cap Growth Fund. Caption below reads "Bernice Behar."]

Our relative underperformance stemmed from our emphasis on defensive sectors of the market -- including pharmaceutical stocks and health-care services companies like LifePoint Hospitals. This held us back in the first three weeks of the year, when the Fed's surprise rate cut boosted more aggressive, low-quality tech stocks that we chose not to own. Our defensive stance also caused us to miss much of the gains in the biotechnology sector during the period. We took profits and cut our biotech stake significantly in January, given the sector's strong move in 2000 based on what we believe to be unrealistic expectations. We also had concerns about bottlenecks in the FDA approval process. However, even though the group was volatile during the period, the stocks produced good results and our underweighting worked against us. One of our best performers, however, was Covance, a contract research company that provides product development services to both the biotech and pharmaceutical industries. On the other hand we were disappointed by CV Therapeutics, which served us very well last year, but saw its stock drop precipitously this year after it announced disappointing results from a clinical trial for one of its drugs.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -10% at the bottom and 0% at the top. The first bar represents the -8.06% total return for John Hancock V.A. Small Cap Growth Fund. The second bar represents the -4.06% total return for Average variable annuity small-cap growth fund. A note below the chart reads "The total return for John Hancock V.A. Small Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity small-cap growth fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"The real
 question mark
 is when
 corporate
 earnings will
 make a
 comeback."

Telecom and IT consultants hit hard

Companies having any connection to the telecommunications industry suffered in particular during this period, as demand for all types of products and services ground to a halt and companies ran into trouble getting additional financing to finish building out their networks. This impacted anyone along the supply chain, including Fund holding M-Systems Flash Disk Pioneers, a telecom-focused semiconductor company. Our stake in information technology (IT) consulting companies also hurt us as demand for IT services slowed dramatically, even for companies with strong franchises and niche markets like Forrester Research and Management Network Group. While the technology and telecommunications sectors produced negative results as a whole, our stock selection helped us fare better than the tech portion of the Russell 2000 Growth Index, and we did have some outstanding performers. Our biggest contributor to performance was also our top holding, Microsemi, a semiconductor company offering a broad range of products to a wide customer base, which has protected it in this difficult economic environment.

Individual standouts

We had some standout performances from a range of small companies that fit our investment criteria of producing accelerating and sustainable earnings growth, and having dominant market positions and strong managements. These included Tweeter Home Entertainment, a company we've owned for a while whose strong franchise in consumer electronics is beginning to be recognized, and Columbia Sportswear, a niche apparel company with great brand recognition and tremendous relationships with some of the fast-growing retailers. Our radio stocks also rebounded off their lows.

Earnings stability counts

In a tough environment for growth stocks, we continued to position ourselves in areas where we believe there is a relative amount of earnings stability. This caused us to maintain a lighter stake in tech and telecom and an increased exposure to health care and energy, a sector that has produced the highest earnings results so far this year. Unfortunately, the market has not rewarded energy stocks on balance in this period, assuming that the level of earnings growth was unsustainable in the midst of the economic slowdown and building inventories. While we believe the long-term outlook is positive, the more near-term economic and inventory issues have caused us to begin paring our energy stake.

Outlook

After six rate cuts totalling 2.75%, it appears the Fed is getting close to the end of its rate-cutting cycle, and the economy should soon begin to feel its effects. The real question mark is when corporate earnings will make a comeback. While we believe in the strong long-term potential of tech and telecom, we believe it's going to take more time for these sectors to turn around, as excess capacity needs to be absorbed. As a result, we believe more reliable earnings growth lies, for now, in other sectors.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (8.06%)        (30.62%)         44.70%
Average Annual Total Returns              --         (30.62%)          7.94%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Small Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged small-cap index that is comprised of 2,000 U.S. stocks. The Russell 2000 Growth Index is an unmanaged index that contains Russell 2000 Index stocks with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Small Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell 2000 Index and is equal to $16,393 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Small Cap Growth Fund on August 29, 1996 and is equal to $14,470 as of June 30, 2001. The third line represents the Russell 2000 Growth Index and is equal to $13,401 as of June 30, 2001.



BY LORETTA MORRIS AND RANDY KAHN FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. International Fund

Overseas markets struggle in first half of 2001

Despite a transition to an easing bias by central banks worldwide, the difficulties experienced by international equities in 2000 persisted in the first half of 2001. As represented by the MSCI All-World Country Free ex-U.S. Index, non-U.S. stocks shed 13.56% of their value during the six-month period ended June 30.

"Currently, we
 are
 identifying
 compelling
 opportunities
 in the energy,
 health care,
 and consumer
 services
 sectors."

The contagion that began to spread early last year during the sell-off of technology, media and telecommunications (TMT) stocks continued to linger into 2001. Contributing to this weakness was a tightening bias by central banks worldwide in 2000. All told, there were nearly 130 interest-rate hikes in 2000 and the cumulative effect of tighter monetary policy ultimately precipitated a sharp slowdown in global growth. This deceleration in growth prompted a shift toward an easing bias, and through June 30 there had been more than 70 interest-rate reductions by central bankers globally. However, the European Central Bank reduced rates only once as it continued to adhere to its stated mission of battling inflation rather than stimulating growth. As a result, the euro fell to near-record lows against the dollar at the year's halfway mark.

[Pie chart at bottom left hand column with heading "Portfolio Diversification." The chart is divided into seven sections (from top to left): Short-term Investments & Other 7%, Latin America 1%, Pacific Rim ex-Japan 7%, Japan 18%, U.K. & Ireland 22%, Continental Europe 39% and Canada 6%. A note below the chart reads "As a percentage of net assets on June 30, 2001."]

In eurozone countries, which observers thought would be relatively immune to the stagnation that took hold of the United States in late 2000, economic indicators deteriorated rapidly in the second quarter of this year. In particular, Germany -- the region's largest economy -- suffered higher-than-expected rates of unemployment and inflation, and an erosion of consumer confidence as a result.

Japan has also fared poorly in 2001. Early in the year, political uncertainty over the fate of former Prime Minister Yoshiro Mori, the lingering overhang of bad debts, and a reluctance of the country's consumers to spend in a deflationary environment combined to pressure the Japanese stock market. Although the country's main stock index, the Nikkei, rallied briefly in April after the election of popular new Prime Minister Junichiro Koizumi, the market slumped again in May and June as the magnitude of Japan's problems weighed on investor sentiment.

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. International Fund posted a total return of -19.26% at net asset value. In comparison, the average variable annuity international fund returned -14.34% during the same period. See page 18 for historical performance information.

The Fund's relative underperformance stemmed in large part from holdings in the volatile TMT arena, electric utilities and money-center banks. Specifically, Alcatel of France, Colt Telecom of Britain, and British Telecom were among the portfolio's weakest performers in the first half of 2001, as corporate expenditures on telecommunications equipment and services plummeted. On a country basis, stock selection in Japan and the United Kingdom negatively influenced returns during the period. On the positive side, stock selection in Irish and Danish equities helped limit Fund declines, as did holdings in biotechnology, apparel and automotive equipment companies.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 4% with -20% at the bottom and 0% at the top. The first bar represents the -19.26% total return for John Hancock V.A. International Fund. The second bar represents the -14.34% total return for Average variable annuity international fund. A note below the chart reads "The total return for John Hancock V.A. International Fund is at net asset value with all distributions reinvested. The average international fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Stakes boosted in Japan, U.K. and France

During the period, we shifted assets out of Japan early in the year, reducing exposure from 21% of the Fund's holdings at the end of 2000 to 10% as of January 31, 2001. As the situation there seemed to improve with the election of Prime Minister Koizumi, we increased holdings to reach 18% as of June 30. As a result of our bottom-up stock selection process centered on positive, sustainable change, we also identified opportunities in the United Kingdom and France. The percentage of U.K. equities rose from 10% to 19% during the period, while French stocks increased from 6% to 10%.

On a sector-by-sector basis, we increased the Fund's energy holdings, as tight supplies and growing demand pushed fuel prices higher. Meanwhile, we significantly reduced exposure to the beleaguered technology sector. As of June 30, 2001, the Fund was overweighted in energy and consumer durable stocks relative to its benchmark MSCI index and underweighted in the financial services and technology sectors. The Fund's country weightings were largely in line with the benchmark.

Looking ahead

Despite a difficult environment for equity investors spanning more than a year now, we believe that international markets continue to offer compelling investment opportunities. Falling interest rates should begin to fuel a recovery in worldwide equity markets. The case for international investing also remains compelling amid the positive themes of structural changes such as tax and pension reform and deregulation, especially in Europe. The trend toward a rising equity culture in Europe and Japan also bodes well for international equity markets. Finally, non-U.S. equities' share of world market capitalization has increased over the last three decades, rising from 30% in the 1970s to more than 50% today. We believe international markets remain home to many companies with sound fundamentals.

"Falling
 interest rates
 should begin
 to fuel a
 recovery in
 worldwide
 equity
 markets."

No matter how difficult the market environment may become, we will never waver from the proven philosophy and process that has served our clients so well over time. We remain committed to our discipline of finding the companies exhibiting the fastest growth in earnings, and we continue to find stocks with sustainable positive change at attractive valuations.

Currently, we are identifying compelling opportunities in the energy, health-care and consumer services sectors. The TMT group's fundamentals continue to deteriorate and we expect them to worsen in the short term. However, our dynamic process is designed to turn change into capital appreciation, so we will continue to search for candidates in this fast-moving sector.

-----------------------------------------------------------------------------
International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.


A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns             (19.26%)        (31.56%)          4.08%
Average Annual Total Returns              --         (31.56%)          0.83%


Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .


The chart below shows how much a $10,000 investment in the John Hancock V.A. International Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) All Country World Free Ex-U.S. Index, which measures the performance of a broad range of developed and emerging stock markets. The index represents securities that are freely traded on a variety of equity exchanges around the world. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. International Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the MSCI All Country World Free Ex-U.S. Index and is equal to $11,688 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. International Fund on August 29, 1996 and is equal to $10,408 as of June 30, 2001.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
V.A. Regional Bank Fund

Smaller banks outperform other financial stocks in a difficult six months for the stock market

The first six months of 2001 were marked by a dramatically slowing economy, a relentless stream of disappointing corporate profit announcements and a distressed stock market that produced negative results. In response to the sagging economy, the Federal Reserve Board cut short-term interest rates six times for a total of 2.75 percentage points in a bid to avoid a recession. Banks and thrifts with the most sensitivity to falling rates were lifted by the Fed's easing stance, as were the smaller banks that struggled last year. While financial stocks as a group held up better than the broad stock market, those connected to the increasingly dicey stock market, like asset managers and brokerage houses, were hit hard, as were financial companies whose valuations ran up the most by the end of last year. For the six months ended June 30, 2001, the Standard & Poor's Major Regional Bank Index returned -2.59%, while the broad market, as measured by the Standard & Poor's 500 Index, returned -6.69%.

[Table at bottom left hand column entitled "Top Five Stock
Holdings." The first listing is Valley National Bancorp 4.0%, the second is Mid-State Bancshares 3.9%, the third Fifth Third Bancorp 3.6%, the fourth Umpqua Holdings 3.6% and the fifth Pacific Capital Bancorp 3.5%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

"...financial
 stocks as a
 group held up
 better than the
 broad stock
 market..."

Fund performance

John Hancock V. A. Regional Bank Fund produced a very solid result during the period due to our focus on the outperforming mid-sized regional and smaller banks. For the six months ended June 30, 2001, the Fund posted a total return of 8.10% at net asset value. That compared with the 0.54% return of the average open-end financial services fund and the -14.72% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc. See page 21 for historical performance information.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Regional Bank Fund. Caption below reads "Jim Schmidt."]

Small and interest-sensitive banks dominate

Not surprisingly, the Fund's holdings in banks and thrifts with the greatest sensitivity to falling rates were some of our best performers, including Community First Bankshares, Charter One Financial, SouthTrust and First Financial Holdings. Conversely, the banks with the highest price-to-earnings ratios, which had risen the most last year, like Mellon Financial and Wells Fargo, lost ground. Small capitalization banks whose stock prices had grown very cheap after last year's lag also boosted our performance, including Financial Institutions, Umpqua Holdings, Cascade Bancorp and Independent Bank Corp. Their stocks were also lifted by several other factors, including their potential inclusion in the Russell 2000 Index, the banks' relative underexposure to areas of heightened loan concern (i.e., telecommunications loans) and their improved margin outlooks in the falling-rate environment.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 5% with -15% at the bottom and 10% at the top. The first bar represents the 8.10% total return for John Hancock V.A. Regional Bank Fund. The second bar represents the 0.54% total return for Average open-end financial services fund. The third bar represents the -14.72% total return for Average variable annuity specialty/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Regional Bank Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity specialty/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

"Falling
 rates and an
 economy that is
 growing
 moderately are
 usually two
 good
 ingredients for
 bank-stock
 performance."

Banks poised for above-market growth

With the economy in a slower mode and interest rates continuing to decline, bank loan growth should be at a slower 5% pace. At the same time, bank margins have stabilized, expenses are under control and banks continue to buy back stock. Even though the level of non-performing assets rose in the period, it is still very low -- at less than one percent of total assets -- and we do not believe it will rise much above one percent. With this backdrop, banks should be able to generate single-digit earnings-per-share growth, which, while modest compared to prior years, still tops the negative profit outlook for the broad market.

Slow pace for bank mergers

Although merger activity was generally slow during the period, we did have three of our banks involved in takeover offers. The headline transaction was First Union's bid to acquire Wachovia, later complicated by the arrival of Sun Trust as a hostile suitor. We believe many years of consolidation are still ahead in the banking industry, as the extraordinary number of institutions gets whittled down to a more efficient level. Although many valuable bank franchises are trading at very reasonable prices, the pool of banks able to undertake a sizable acquisition has shrunk due to low valuation and uncertain benefits from past deals. Only a handful of the nation's top banks have unblemished records that leave them in a good position to pursue further transactions. It will take time and a greater number of merger success stories before other powerful banks resume acquisition programs.

Outlook

Although the Fed's aggressive move to stabilize the economy appears to be winding down, its efforts should begin to have a positive effect later this year, and we expect the U.S. economy to avoid a recession and produce modest growth for the rest of 2001. Falling rates and an economy that is growing moderately are usually two good ingredients for bank-stock performance. In this environment, we will keep adding to our stake in higher-quality banks and reducing positions in banks in which we are less certain about their loan portfolios.

-----------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (5/1/98)
                                     -------         -------         -------
Cumulative Total Returns               8.10%          40.65%          13.46%
Average Annual Total Returns              --          40.65%           4.07%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.


Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Regional Bank Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $11,469 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Regional Bank Fund on May 1, 1998 and is equal to $11,282 as of June 30, 2001.



BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGEMENT TEAM LEADER; AND JANET L. CLAY, CFA, AND FREDERICK L. CAVANAUGH, JR., PORTFOLIO MANAGERS

John Hancock
V.A. High Yield Bond Fund

High-yield bonds outperform stocks in a difficult environment

During the first six months of 2001, high-yield bonds rebounded off last year's lows and outperformed stocks, as market conditions remained choppy. A dramatically slowing economy prompted a slew of earnings disappointments and sent the stock market into a tailspin. Investors fled the once-favored technology and telecommunications sectors and sought safety in more defensive areas like energy, health care and high-quality bonds. These bonds were also boosted by six interest-rate cuts by the Federal Reserve since January that brought short-term rates down from 6.50% at the end of 2000 to 3.75% by the end of June.

"Our increased
 weighting in
 energy
 companies
 served us well
 as the price
 of oil and gas
 spiked..."

[Pie chart at bottom left hand column with heading "Portfolio Diversification." The chart is divided into six sections (from top to left): Short-Term Investments & Other 5%, Foreign Government Bonds 1%, Preferred Stock & Warrants 9%, Common Stock 8%, Foreign Corporate Bonds 20% and U.S. Corporate Bonds 57%. A note below the chart reads "As a percentage of net assets on June 30, 2001."]

With the rate cuts, investors began seeking higher levels of income in the high-yield, or junk, bond market as the year progressed. But this sector of the bond market still had a rougher road than government and high-quality corporate bonds. Not only do high-yield bonds carry a greater degree of risk because of their below-investment-grade credit ratings, but they also tend to move more in line with the stock market because their fortunes are so closely tied to their underlying credits. With the deteriorating economic conditions, the number of companies defaulting on their debt payments grew and investors turned to higher-quality issues. Except for a brief period in January after the Fed's first rate cut, many start-up telecommunications companies -- which make up the largest component of the high-yield market -- were particularly hard hit, as they increasingly were unable to get funding for the next phases of their business plans. On a technical level, a lack of liquidity, or ease of trading, also continued to stymie the high-yield universe. Despite these challenges, high-yield bonds still outperformed the stock market, returning 3.93% for the six months ended June 30, 2001, as measured by the Lehman Brothers High Yield Index, while the Standard & Poor's 500 Index lost 6.69%. But there was great disparity between better-quality high-yield bonds, rated Ba, which returned 8.27%, and lower-quality junk bonds with higher yields, such as bonds rated B, which returned 1.30%, as measured by Lehman Brothers.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. High Yield Bond Fund. Caption below reads "Arthur Calavritinos."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. High Yield Bond Fund posted a total return of 2.46% at net asset value, compared with the 1.10% return of the average variable annuity high current yield fund, according to Lipper, Inc. Historical performance information can be found on page 24.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.46% total return for John Hancock V.A. High Yield Bond Fund. The second bar represents the 1.10% total return for Average variable annuity high current yield fund. A note below the chart reads "The total return for John Hancock V.A. High Yield Bond Fund is at net asset value with all distributions reinvested. The average variable annuity high current yield fund is tracked by Lipper, Inc. See the following page for historical performance information."]

While we outperformed our peers, our absolute performance was held back by our significant stake in Asia Pulp & Paper (APP), which recently filed for bankruptcy protection and is in the process of restructuring its debt. APP's main mistake was focusing too much on expanding capacity and not enough on paying down debt. But it remains a very low-cost paper producer with world-class assets, and we intend to hold on until a plan is worked out. In contrast, our top holding, Timberwest, a Canadian timber company with good assets and an attractive yield, served us well.

Telecommunications cut

Our stake in telecommunications company Nextel Communications -- one of our top holdings -- also detracted from performance in the period when, after holding in longer than most, it finally was taken down by the market after lowering its cash-flow estimates. But we still like the company, which, unlike many telecom start-ups, actually has a business that makes money, with a franchise and national brand name recognition for its cell-phone/paging technology. We are more wary about other telecom names, and throughout the year we continued to cut our stake to a significantly underweighted position, down from 14% in December. We continue to believe that the sector still faces challenges until demand catches up to the current oversupply of telecom goods and services.

Energy, media emerging markets boosted

Our increased weighting in energy companies served us well as the price of oil and gas spiked and exploration and development expanded. We had several companies get taken over, including Gothic Production, a natural gas exploration and production company bought out by Chesapeake. Well-servicing company Key Energy, natural gas producer Grey Wolf, and CHC Helicopter, which provides transportation to offshore oil rigs, were all solid performers. A number of energy companies have been so successful that they have called back their higher-yielding bonds that we owned and reissued lower-yielding bonds. To the extent that our energy bonds get called, we are reducing our stake in the sector in search of higher-yielding bonds.

"We will keep
 underweighted
 in telecom..."

We upped our media exposure by buying the stock and bonds of direct satellite TV company Pegasus Communications, which we believe is undervalued compared with its competitors. We also increased our stake in emerging-market bonds, particularly in Latin America, as this region has bounced back better than others.

Outlook

We expect pressures to remain on the telecommunications sector, with the potential for more failures ahead. As long as the economy remains weak, we anticipate further action by the Fed, which should help spark an economic rebound, but not until some time next year. We will keep underweighted in telecom, selectively focused on companies we believe have the best chances of survival, and apply our value style toward maintaining a portfolio that provides shareholders with a high level of current income and the potential for price gains.

See the prospectus for the risks of investing in high-yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (1/6/98)
                                     -------         -------         -------
Cumulative Total Returns               2.46%          (3.35%)         (1.81%)
Average Annual Total Returns              --          (3.35%)         (0.52%)

YIELD
For the period ended June 30, 2001

                                  SEC 30-DAY
                                       YIELD
                                     -------
John Hancock V.A. High Yield
Bond Fund                             12.43%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. High Yield Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers High Yield Bond Index -- an unmanaged index of fixed-income securities that are similar, but not identical, to the bonds in the Fund's portfolio. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. High Yield Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers High Yield Bond Index and is equal to $10,205 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. High Yield Bond Fund on January 6, 1998 and is equal to $9,819 as of June 30, 2001.



FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust


Statements of Assets and Liabilities
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                            V.A.         V.A.         V.A.         V.A.           V.A.           V.A.         V.A.
                                      500 INDEX    LARGE CAP      MID CAP    SMALL CAP  INTERNATIONAL  REGIONAL BANK   HIGH YIELD
                                           FUND  GROWTH FUND  GROWTH FUND  GROWTH FUND           FUND           FUND    BOND FUND
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Assets:
Investments at value (cost -
$12,948,504, $6,081,968,
$6,065,678, $11,380,649,
$6,273,184, $8,818,705  and
$8,523,041, respectively)           $17,836,392   $6,328,151   $5,930,239  $13,193,181     $5,944,661    $11,104,314   $5,947,408
Joint repurchase agreements
(cost - $911,000, none,  $503,000,
$111,000, $262,000, $743,000 and
$85,000, respectively)                  911,000           --      503,000      111,000        262,000        743,000       85,000
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
                                     18,747,392    6,328,151    6,433,239   13,304,181      6,206,661     11,847,314    6,032,408
Cash                                        714           --          436          476             --            947          934
Foreign currency at value
(cost - none, none, none, none,
$1,750, none and none, respectively)         --           --           --           --          1,747             --           --
Cash segregated for futures
contracts                                34,500           --           --           --             --             --           --
Receivable for investments sold          24,953       29,445       51,675      156,578         24,356         34,311       30,528
Receivable for shares sold                   --           --        1,045       28,103             --             --           --
Dividends and interest receivable        13,314        2,251        1,333          625         12,090         26,509      221,690
Receivable for futures variation
margin                                    2,350           --           --           --             --             --           --
Receivable for forward foreign
currency exchange  contracts sold            --           --           --           --          3,314             --       15,994
Deferred organization expense               360          360           --          360            360             --           --
Receivable from affiliates               29,130           --           --           --             --             --           --
Other assets                                700          279           49        1,039            186            296          129
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total assets                         18,853,413    6,360,486    6,487,777   13,491,362      6,248,714     11,909,377    6,301,683
---------------------------------------------------------------------------------------------------------------------------------

Liabilities:
Due to custodian                             --       68,079           --           --            207             --           --
Payable for investments purchased       389,390           --      158,629      140,681        167,849             --           --
Payable for shares repurchased               --          185           94        7,664             --            374          147
Dividends payable                            --           --           --           --             --             --        3,869
Payable for securities on loan               --           --           --           --      1,040,206             --           --
Payable for forward foreign
currency exchange  contracts
purchased                                    --           --           --           --             33             --          589
Payable to affiliates                        --        1,571        2,089        8,369          3,889          7,862        2,592
Accounts payable and accrued
expenses                                 44,530       10,815       11,791       21,633         37,954         12,898       10,126
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total liabilities                       433,920       80,650      172,603      178,347      1,250,138         21,134       17,323
---------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Capital paid-in                      12,497,928   11,191,616    8,932,394   15,584,510      6,711,524     11,970,766    9,547,853
Accumulated net realized gain
(loss) on investments
and foreign currency transactions     1,051,931   (5,135,699)  (2,451,411)  (4,033,684)    (1,334,074)    (2,368,502)    (649,560)
Net unrealized appreciation
(depreciation) of investments,
futures and translation of assets
and liabilities in  foreign
currencies                            4,869,674      246,183     (135,439)   1,812,532       (326,048)     2,285,609   (2,561,856)
Undistributed (distributions in
excess of) net investment  income
(accumulated net investment loss)           (40)     (22,264)     (30,370)     (50,343)       (52,826)           370      (52,077)
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Net assets                          $18,419,493   $6,279,836   $6,315,174  $13,313,015     $4,998,576    $11,888,243   $6,284,360
=================================================================================================================================

Net Asset Value Per Share:
(Based on 1,227,183, 816,304,
546,313, 1,005,607,  562,479,
1,120,720, and 974,905 shares,
respectively,  of beneficial
interest outstanding - unlimited
number of  shares authorized with
no par value)                            $15.01        $7.69       $11.56       $13.24          $8.89         $10.61        $6.45
=================================================================================================================================

The Statement of Assets and Liabilities is each Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2001. You'll also find the net asset value per share as of that date.

See notes to financial statements.





Statements of Operations
Six months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                           V.A.         V.A.         V.A.         V.A.           V.A.           V.A.         V.A.
                                     500 INDEX    LARGE CAP      MID CAP    SMALL CAP  INTERNATIONAL  REGIONAL BANK   HIGH YIELD
                                          FUND  GROWTH FUND  GROWTH FUND  GROWTH FUND           FUND           FUND    BOND FUND
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Investment Income:
Dividends (net of foreign
withholding tax of $592, $288,
$11, none, $6,579, none and
$1,130, respectively)                 $119,367      $18,031       $7,239       $7,782        $45,360       $132,955      $32,206
Interest                                16,871        1,563        3,426        2,967          8,316         14,565      363,443
Securities lending                          --           --           --       14,066          3,924          1,581           --
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total investment income                136,238       19,594       10,665       24,815         57,600        149,101      395,649
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee               25,568       31,324       30,771       56,311         26,093         48,380       19,741
Custodian fee                           80,141        7,713        9,276       22,531         61,690          5,049        6,102
Auditing fee                             7,438        5,951        5,951        7,438          5,951          5,917        5,951
Miscellaneous                            5,237          388           90          159             73            320          162
Printing                                 2,187        3,303        1,224          578          2,170            830          778
Accounting and legal services fee        2,001          817          803        1,469            568          1,183          644
Organization expense                     1,053        1,053           --        1,053          1,053             --           --
Trustees' fees                             683          352          300          503            190            422          194
Legal fees                                 110           80           45           88            673             71          675
Registration and filing fees                 8          352            8            8             40              9           21
Interest expense                            --        1,324          252          673             --             52           --
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total expenses                         124,426       52,657       48,720       90,811         98,501         62,233       34,268
Less expense reductions                (88,630)     (10,890)      (7,693)     (15,729)       (65,160)            --       (6,302)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                            35,796       41,767       41,027       75,082         33,341         62,233       27,966
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           100,442      (22,173)     (30,362)     (50,267)        24,259         86,868      367,683
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                            751,294   (3,369,813)  (1,746,838)  (1,792,517)      (497,721)       577,019     (419,180)
Futures                                (66,957)          --           --           --             --             --           --
Foreign currency transactions               --           --           --           --       (316,985)            --       (9,107)
Change in unrealized appreciation
(depreciation) on:
Investments                         (2,396,941)     638,393     (725,291)      27,433       (533,372)       170,852      180,171
Futures                                (36,061)          --           --           --             --             --           --
Translation of assets and
liabilities in foreign currencies           --           --           --           --          4,430             --       46,517
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Net realized and unrealized
gain (loss)                         (1,748,665)  (2,731,420)  (2,472,129)  (1,765,084)    (1,343,648)       747,871     (201,599)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                    ($1,648,223) ($2,753,593) ($2,502,491) ($1,815,351)   ($1,319,389)      $834,739     $166,084
================================================================================================================================

The Statement of Operations summarizes for each of the Funds the investment income earned and expenses incurred in operating the Fund. It also shows  net gains (losses) for the period stated.

See notes to financial statements.





Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                      V.A.                      V.A.
                                                           500 INDEX FUND     LARGE CAP GROWTH FUND       MID CAP GROWTH FUND
                                                 ------------------------  ------------------------  ------------------------
                                                               SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR        ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED      JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,        2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000   (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                        $284,283     $100,442    ($116,390)    ($22,173)    ($55,546)    ($30,362)
Net realized gain (loss)                             510,070      684,337   (1,715,484)  (3,369,813)    (691,193)  (1,746,838)
Change in net unrealized
appreciation (depreciation)                       (3,816,126)  (2,433,002)  (4,414,002)     638,393   (1,246,996)    (725,291)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net decrease in net assets
resulting from operations                         (3,021,773)  (1,648,223)  (6,245,876)  (2,753,593)  (1,993,735)  (2,502,491)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                          (279,659)    (105,489)          --           --           --           --
From net realized gain                               (92,786)          --     (643,661)          --      (78,273)          --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Total distributions to shareholders                 (372,445)    (105,489)    (643,661)          --      (78,273)          --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                        2,172,521      473,627    5,563,562      237,611   12,664,811      306,649
Shares issued to shareholders in
reinvestment of distributions                        372,407      105,489      643,661           --       78,273           --
Less shares repurchased                          (12,009,903)  (5,499,934)  (8,885,412)  (3,508,388)  (5,552,026)  (2,970,834)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                           (9,464,975)  (4,920,818)  (2,678,189)  (3,270,777)   7,191,058   (2,664,185)
                                                 -----------  -----------  -----------  -----------  -----------  -----------

Net Assets:
Beginning of period                               37,953,216   25,094,023   21,871,932   12,304,206    6,362,800   11,481,850
                                                 -----------  -----------  -----------  -----------  -----------  -----------
End of period (including
undistributed net investment
income (loss)  (distributions in
excess of net investment income)
of $5,007, ($40),  ($91),
($22,264), ($8) and ($30,370),
respectively)                                    $25,094,023  $18,419,493  $12,304,206   $6,279,836  $11,481,850   $6,315,174
                                                 ===========  ===========  ===========  ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.1530      $0.0825           --           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Per share distributions from net
realized gain                                        $0.0585           --      $0.5666           --      $0.1010           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          123,028       30,367      376,363       27,503      699,219       23,775
Shares issued to shareholders in
reinvestment of distributions                         21,738        7,183       62,310           --        5,222           --
Less shares repurchased                             (694,943)    (358,048)    (628,273)    (408,950)    (313,149)    (238,537)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                             (550,177)    (320,498)    (189,600)    (381,447)     391,292     (214,762)
                                                 ===========  ===========  ===========  ===========  ===========  ===========

The Statement of Changes in Net Assets shows how the value of each Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in each Fund. The footnotes illustrate the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the per share amount of distributions made to shareholders of each Fund for the periods indicated.

See notes to financial statements.





Statements of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                      V.A.                      V.A.
                                                    SMALL CAP GROWTH FUND        INTERNATIONAL FUND        REGIONAL BANK FUND
                                                 ------------------------  ------------------------  ------------------------
                                                               SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR        ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED      JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,        2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000   (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                       ($194,883)    ($50,267)     $17,595      $24,259     $271,788      $86,868
Net realized gain (loss)                          (2,221,923)  (1,792,517)    (451,324)    (814,706)  (2,865,401)     577,019
Change in net unrealized
appreciation (depreciation)                       (5,140,485)      27,433   (2,179,238)    (528,942)   4,087,137      170,852
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net
assets resulting from operations                  (7,557,291)  (1,815,351)  (2,612,967)  (1,319,389)   1,493,524      834,739
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                                --           --     (107,471)          --     (275,181)     (86,394)
From net realized gain                            (1,193,201)          --     (238,923)          --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Total distributions to shareholders               (1,193,201)          --     (346,394)          --     (275,181)     (86,394)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                       18,612,044      445,018    1,932,741       85,169    1,198,441      652,155
Shares issued to shareholders in
reinvestment of distributions                      1,193,201           --      346,394           --      275,181       86,394
Less shares repurchased                          (12,149,701)  (5,088,314)  (1,364,748)  (1,096,843)  (9,253,630)  (3,332,081)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                            7,655,544   (4,643,296)     914,387   (1,011,674)  (7,780,008)  (2,593,532)
                                                 -----------  -----------  -----------  -----------  -----------  -----------

Net Assets:
Beginning of period                               20,866,610   19,771,662    9,374,613    7,329,639   20,295,095   13,733,430
                                                 -----------  -----------  -----------  -----------  -----------  -----------
End of period (including
undistributed net investment
income (loss)  (distributions in
excess of net investment income)
of ($76),  ($50,343), ($77,085),
($52,826), ($104) and $370,
respectively)                                    $19,771,662  $13,313,015   $7,329,639   $4,998,576  $13,733,430  $11,888,243
                                                 ===========  ===========  ===========  ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                         --           --      $0.1684           --      $0.1686      $0.0732
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Per share distributions from net
realized gain                                        $0.9031           --      $0.3744           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          888,422       33,471      131,349        8,932      150,452       65,385
Shares issued to shareholders in
reinvestment of distributions                         86,905           --       31,955           --       33,504        8,780
Less shares repurchased                             (658,355)    (400,835)    (104,357)    (112,301)  (1,166,423)    (342,613)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                              316,972     (367,364)      58,947     (103,369)    (982,467)    (268,448)
                                                 ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.





Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------
                                                                      V.A.
                                                     HIGH YIELD BOND FUND
                                                 ------------------------
                                                               SIX MONTHS
                                                        YEAR        ENDED
                                                       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001
                                                        2000   (UNAUDITED)
                                                 -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                             $1,037,461     $367,683
Net realized gain (loss)                             141,324     (428,287)
Change in net unrealized
appreciation (depreciation)                       (1,666,407)     226,688
                                                 -----------  -----------
Net increase (decrease) in net
assets resulting from operations                    (487,622)     166,084
                                                 -----------  -----------
Distributions to Shareholders: *
From net investment income                        (1,039,972)    (391,044)
From net realized gain                              (241,224)          --
                                                 -----------  -----------
Total distributions to shareholders               (1,281,196)    (391,044)
                                                 -----------  -----------
From Fund Share Transactions:
Shares sold                                          858,489      697,429
Shares issued to shareholders in
reinvestment of distributions                      1,281,195      387,175
Less shares repurchased                           (2,438,764)  (1,793,918)
                                                 -----------  -----------
Net decrease                                        (299,080)    (709,314)
                                                 -----------  -----------

Net Assets:
Beginning of period                                9,286,532    7,218,634
                                                 -----------  -----------
End of period (including
distributions in excess of  net
investment income of ($4,802) and
($52,077), respectively)                          $7,218,634   $6,284,360
                                                 ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.9394      $0.3885
                                                 -----------  -----------
Per share distributions from net
realized gain                                        $0.2290           --
                                                 -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          110,078      105,067
Shares issued to shareholders in
reinvestment of distributions                        172,859       58,318
Less shares repurchased                             (320,600)    (268,727)
                                                 -----------  -----------
Net decrease                                         (37,663)    (105,342)
                                                 ===========  ===========

See notes to financial statements.




Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. 500 INDEX FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.44        $12.62        $15.23        $18.09         $16.21
                                              --------       --------      --------      --------      --------       --------
Net Investment Income(2)                          0.17           0.30          0.20          0.17          0.14           0.07
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.98           2.72          3.37          2.98         (1.81)         (1.19)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                  1.15           3.02          3.57          3.15         (1.67)         (1.12)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.16)         (0.30)        (0.20)        (0.17)        (0.15)         (0.08)
From Net Realized Gain                           (0.55)         (0.54)        (0.76)        (0.11)        (0.06)            --
In Excess of Net Realized Gain                      --             --            --         (0.01)           --             --
                                              --------       --------      --------      --------      --------       --------
Total Distributions                              (0.71)         (0.84)        (0.96)        (0.29)        (0.21)         (0.08)
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                  $10.44         $12.62        $15.23        $18.09        $16.21         $15.01
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(3,4)                    11.49%(5)      29.51%        28.44%        20.81%        (9.28%)        (6.88%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $4,049        $20,008       $26,457       $37,953       $25,094        $18,419
Ratio of Expenses to Average Net Assets          0.60%(6)       0.36%         0.35%         0.35%         0.35%          0.35%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        1.31%(6)       0.83%         0.92%         0.75%         0.93%          1.22%(6)
Ratio of Net Investment Income to Average
Net Assets                                       4.57%(6)       2.45%         1.44%         1.06%         0.86%          0.98%(6)
Portfolio Turnover Rate                             0%             9%           47%            5%            7%             3%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. LARGE CAP GROWTH FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00          $9.39        $10.73        $13.37        $15.77         $10.27
                                              --------       --------      --------      --------      --------       --------
Net Investment Loss(2)                           (0.01)         (0.04)           --(3)      (0.04)        (0.08)         (0.02)
Net Realized and Unrealized Gain (Loss) on
Investments                                      (0.60)          1.38          2.64          2.80         (4.85)         (2.56)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                 (0.61)          1.34          2.64          2.76         (4.93)         (2.58)
                                              --------       --------      --------      --------      --------       --------
Less Distributions:
From Net Realized Gain                              --             --            --         (0.36)        (0.57)            --
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                   $9.39         $10.73        $13.37        $15.77        $10.27          $7.69
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(4)                      (6.10%)(5,6)   14.27%(6)     24.60%(6)     20.71%(6)    (31.30%)       (25.12%)(5,6)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)          $994         $3,733       $10,372       $21,872       $12,304         $6,280
Ratio of Expenses to Average Net Assets          1.00%(7)       1.00%         1.00%         1.00%         0.96%          1.00%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        4.76%(7)       2.37%         1.33%         1.02%            --          1.26%(7)
Ratio of Net Investment Loss to Average Net
Assets                                          (0.23%)(7)     (0.39%)       (0.00%)       (0.25%)       (0.59%)        (0.53%)(7)
Portfolio Turnover Rate                            68%           136%          176%          172%          170%            38%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------
                                                                       V.A. MID CAP GROWTH FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00          $11.03          $17.21          $15.09
                                                        --------        --------        --------        --------
Net Investment Income (Loss)(2)                             0.01           (0.03)          (0.08)          (0.05)
Net Realized and Unrealized Gain (Loss) on
Investments                                                 1.03            6.23           (1.94)          (3.48)
                                                        --------        --------        --------        --------
Total from Investment Operations                            1.04            6.20           (2.02)          (3.53)
                                                        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                                 (0.01)             --              --              --
From Net Realized Gain                                        --           (0.02)          (0.10)             --
Tax Return of Capital                                         --(3)           --              --              --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.01)          (0.02)          (0.10)             --
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                            $11.03          $17.21          $15.09          $11.56
                                                        ========        ========        ========        ========
Total Investment Return(4,5)                              10.35%(6)       56.18%         (11.73%)        (23.39%)(6)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                  $1,779          $6,363         $11,482          $6,315
Ratio of Expenses to Average Net Assets                    1.00%(7)        1.00%           1.00%           1.00%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                                  4.23%(7)        2.36%           1.10%           1.19%(7)
Ratio of Net Investment Income (Loss) to
Average Net Assets                                         0.06%(7)       (0.23%)         (0.42%)         (0.74%)(7)
Portfolio Turnover Rate                                     103%            136%            155%             71%

(1) Commenced operations on January 7, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Not annualized.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. SMALL CAP GROWTH FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00          $9.32        $10.35        $12.00        $19.76         $14.40
                                              --------       --------      --------      --------      --------       --------
Net Investment Income (Loss)(2)                   0.02          (0.02)        (0.06)        (0.10)        (0.13)         (0.04)
Net Realized and Unrealized Gain (Loss) on
Investments                                      (0.68)          1.05          1.71          8.29         (4.33)         (1.12)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                 (0.66)          1.03          1.65          8.19         (4.46)         (1.16)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.02)            --(3)         --            --            --             --
From Net Realized Gain                              --             --            --         (0.43)        (0.90)            --
                                              --------       --------      --------      --------      --------       --------
Total Distributions to Shareholders              (0.02)            --            --         (0.43)        (0.90)            --
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                   $9.32         $10.35        $12.00        $19.76        $14.40         $13.24
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(4,5)                    (6.62%)(6)     11.06%        15.94%        68.52%       (22.33%)        (8.06%)(6)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)          $975         $3,841        $8,232       $20,867       $19,772        $13,313
Ratio of Expenses to Average Net Assets          1.00%(7)       1.00%         1.00%         1.00%         1.00%          1.00%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        5.19%(7)       2.72%         1.63%         1.38%         1.10%          1.21%(7)
Ratio of Net Investment Income (Loss) to
Average Net Assets                               0.62%(7)      (0.16%)       (0.59%)       (0.76%)       (0.68%)        (0.67%)(7)
Portfolio Turnover Rate                            31%            79%           93%          120%          104%            40%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Not annualized.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. INTERNATIONAL FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $11.23        $10.50        $12.18        $15.45         $11.01
                                              --------       --------      --------      --------      --------       --------
Net Investment Income(2)                          0.07           0.05          0.07          0.07          0.03           0.04
Net Realized and Unrealized Gain (Loss) on
Investments                                       1.20          (0.13)         1.69          3.75         (3.93)         (2.16)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                  1.27          (0.08)         1.76          3.82         (3.90)         (2.12)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.04)         (0.01)        (0.07)        (0.08)        (0.17)            --
In Excess of Net Investment Income                  --             --         (0.01)        (0.02)           --             --
From Net Realized Gain                              --          (0.64)           --         (0.45)        (0.37)            --
                                              --------       --------      --------      --------      --------       --------
Total Distributions                              (0.04)         (0.65)        (0.08)        (0.55)        (0.54)            --
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                  $11.23         $10.50        $12.18        $15.45        $11.01          $8.89
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(3,4)                    12.75%(5)      (0.54%)       16.75%        31.55%       (25.17%)       (19.26%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $2,267         $3,792        $7,201        $9,375        $7,330         $4,999
Ratio of Expenses to Average Net Assets          1.15%(6)       1.15%         1.15%         1.15%         1.15%          1.15%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        3.13%(6)       2.04%         3.13%         2.51%         3.24%          3.40%(6)
Ratio of Net Investment Income to Average
Net Assets                                       2.03%(6)       0.43%         0.59%         0.52%         0.19%          0.84%(6)
Portfolio Turnover Rate                            14%           273%           89%          116%          177%           176%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------
                                                                       V.A. REGIONAL BANK FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00           $9.28           $8.56           $9.89
                                                        --------        --------        --------        --------
Net Investment Income(2)                                    0.09            0.12            0.16            0.07
Net Realized and Unrealized Gain (Loss) on
Investments                                                (0.74)          (0.57)           1.34            0.72
                                                        --------        --------        --------        --------
Total from Investment Operations                           (0.65)          (0.45)           1.50            0.79
                                                        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                                 (0.07)          (0.12)          (0.17)          (0.07)
From Net Realized Gain                                        --(3)        (0.15)             --              --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.07)          (0.27)          (0.17)          (0.07)
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                             $9.28           $8.56           $9.89          $10.61
                                                        ========        ========        ========        ========

Total Investment Return(4)                                (6.43%)(5,6)    (4.86%)         17.91%           8.10%(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                 $20,256         $20,295         $13,733         $11,888
Ratio of Expenses to Average Net Assets                    1.05%(7)        1.00%           1.01%           1.03%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                                  1.14%(7)           --              --              --
Ratio of Net Investment Income to Average
Net Assets                                                 1.39%(7)        1.30%           1.92%           1.44%(7)
Portfolio Turnover Rate                                      28%             49%             32%              9%

(1) Commenced operations on May 1, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown

(7) Annualized.

(8) Does not take into consideration expense reductions during the period shown

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------
                                                                      V.A. HIGH YIELD BOND FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00           $8.22           $8.31           $6.68
                                                        --------        --------        --------        --------
Net Investment Income(2)                                    0.90            0.88            0.94            0.36
Net Realized and Unrealized Gain (Loss) on
Investments                                                (1.82)           0.16           (1.40)          (0.20)
                                                        --------        --------        --------        --------
Total from Investment Operations                           (0.92)           1.04           (0.46)           0.16
                                                        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                                 (0.84)          (0.88)          (0.94)          (0.39)
From Net Realized Gain                                        --           (0.07)          (0.23)             --
Tax Return of Capital                                      (0.02)             --              --              --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.86)          (0.95)          (1.17)          (0.39)
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                             $8.22           $8.31           $6.68           $6.45
                                                        ========        ========        ========        ========
Total Investment Return(3,4)                              (9.80%)(5)      13.12%          (6.08%)          2.46%(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                  $8,120          $9,287          $7,219          $6,284
Ratio of Expenses to Average Net Assets                    0.85%(6)        0.85%           0.85%           0.85%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                                  1.15%(6)        1.03%           1.24%           1.04%(6)
Ratio of Net Investment Income to Average
Net Assets                                                 9.85%(6)       10.56%          12.12%          11.18%(6,8)
Portfolio Turnover Rate                                     102%            122%             56%             33%

(1) Commenced operations on January 6, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 11.40%

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. 500 Index Fund on June 30, 2001. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (0.29%)
Interpublic Group of Companies,
Inc. (The)                                                                    607         $17,815
Omnicom Group, Inc.                                                           300          25,800
TMP Worldwide, Inc.*                                                          172          10,320
                                                                                   --------------
                                                                                           53,935
                                                                                   --------------
Aerospace (1.18%)
Boeing Co. (The)                                                            1,411          78,452
General Dynamics Corp.                                                        325          25,288
Goodrich (B.F.) Co. (The)                                                     167           6,343
Lockheed Martin Corp.                                                         702          26,009
Northrop Grumman Corp.                                                        138          11,054
Raytheon Co.                                                                  575          15,266
United Technologies Corp.                                                     761          55,751
                                                                                   --------------
                                                                                          218,163
                                                                                   --------------
Automobiles/Trucks (0.94%)
Cummins Engine Co., Inc.                                                       67           2,593
Dana Corp.                                                                    239           5,578
Delphi Automotive Systems Corp.                                               906          14,433
Eaton Corp.                                                                   111           7,781
Ford Motor Co.                                                              2,959          72,643
General Motors Corp.                                                          887          57,078
PACCAR, Inc.                                                                  124           6,376
Ryder System, Inc.                                                             98           1,921
Visteon Corp.                                                                 212           3,897
                                                                                   --------------
                                                                                          172,300
                                                                                   --------------
Banks - United States (5.40%)
AmSouth Bancorp.                                                              599          11,076
Bank of America Corp.                                                       2,592         155,598
Bank of New York Co., Inc.                                                  1,190          57,120
Bank One Corp.                                                              1,885          67,483
BB&T Corp.                                                                    659          24,185
Comerica, Inc.                                                                289          16,646
Fifth Third Bancorp                                                           931          55,907
First Union Corp.                                                           1,587          55,450
FleetBoston Financial Corp.                                                 1,752          69,116
Huntington Bancshares, Inc.                                                   406           6,638
KeyCorp.                                                                      687          17,896
Mellon Financial Corp.                                                        772          35,512
National City Corp.                                                           972          29,918
Northern Trust Corp.                                                          360          22,500
PNC Bank Corp.                                                                467          30,724
Regions Financial Corp.                                                       368          11,776
SouthTrust Corp.                                                              550          14,300
State Street Corp.                                                            526          26,032
SunTrust Banks, Inc.                                                          472          30,576
Synovus Financial Corp.                                                       469          14,717
U.S. Bancorp                                                                3,082          70,239
Union Planters Corp.                                                          222           9,679
Wachovia Corp.                                                                340          24,191
Wells Fargo Co.                                                             2,776         128,890
Zions Bancorp.                                                                149           8,791
                                                                                   --------------
                                                                                          994,960
                                                                                   --------------

Beverages (2.04%)
Anheuser-Busch Cos., Inc.                                                   1,452          59,822
Brown-Forman Corp.                                                            111           7,097
Coca-Cola Co. (The)                                                         4,023         181,035
Coca-Cola Enterprises, Inc.                                                   680          11,118
Coors (Adolph) Co. (Class B)                                                   60           3,011
Pepsi Bottling Group, Inc.                                                    233           9,343
PepsiCo, Inc.                                                               2,368         104,666
                                                                                   --------------
                                                                                          376,092
                                                                                   --------------
Broker Services (1.47%)
Bear Stearns Cos., Inc.                                                       170          10,025
Lehman Brothers Holdings, Inc.                                                399          31,022
Merrill Lynch & Co., Inc.                                                   1,357          80,402
Morgan Stanley Dean Witter & Co.                                            1,800         115,614
Schwab (Charles) Corp.                                                      2,242          34,303
                                                                                   --------------
                                                                                          271,366
                                                                                   --------------
Building (0.60%)
Black & Decker Corp.                                                          131           5,169
Centex Corp.                                                                   96           3,912
Danaher Corp.                                                                 231          12,936
Georgia-Pacific Corp.                                                         365          12,355
Kaufman & Broad Home Corp.                                                     72           2,172
Louisiana-Pacific Corp.                                                       169           1,982
Masco Corp.                                                                   744          18,570
Pulte Corp.                                                                    68           2,899
Sherwin-Williams Co.                                                          253           5,617
Snap-on, Inc.                                                                  93           2,247
Stanley Works (The)                                                           138           5,779
Vulcan Materials Co.                                                          163           8,761
Weyerhauser Co.                                                               348          19,130
Willamette Industries, Inc.                                                   177           8,762
                                                                                   --------------
                                                                                          110,291
                                                                                   --------------
Business Services - Misc. (0.50%)
Block, H&R, Inc.                                                              148           9,553
Cendant Corp.*                                                              1,378          26,871
Convergys Corp.*                                                              276           8,349
Equifax, Inc.                                                                 232           8,510
Moody's Corp.                                                                 255           8,543
Paychex, Inc.                                                                 604          24,160
Robert Half International, Inc.                                               284           7,069
                                                                                   --------------
                                                                                           93,055
                                                                                   --------------
Chemicals (0.69%)
Air Products & Chemicals, Inc.                                                369          16,882
Dow Chemical Co.                                                            1,452          48,279
Eastman Chemical Co.                                                          125           5,954
Engelhard Corp.                                                               211           5,442
FMC Corp.*                                                                     50           3,428
Great Lakes Chemical Corp.                                                     81           2,499
Hercules, Inc.                                                                175           1,978
PPG Industries, Inc.                                                          272          14,299
Praxair, Inc.                                                                 260          12,220
Rohm & Haas Co.                                                               356          11,712
Sigma-Aldrich Corp.                                                           122           4,712
                                                                                   --------------
                                                                                          127,405
                                                                                   --------------
Computers (12.17%)
Adobe Systems, Inc.                                                           387          18,189
Apple Computer, Inc.*                                                         564          13,113
Autodesk, Inc.                                                                 87           3,245
Automatic Data Processing, Inc.                                             1,010          50,197
BMC Software, Inc.*                                                           394           8,881
BroadVision, Inc.*                                                            442           2,210
Cabletron Systems, Inc.*                                                      305           6,969
Cisco Systems, Inc.*                                                       11,837         215,433
Citrix Systems, Inc.*                                                         299          10,435
Compaq Computer Corp.                                                       2,732          42,319
Computer Associates International,
Inc.                                                                          932          33,552
Computer Sciences Corp.*                                                      273           9,446
Compuware Corp.*                                                              595           8,324
Dell Computer Corp.*                                                        4,207         110,013
Electronic Data Systems Corp.                                                 757          47,313
EMC Corp.*                                                                  3,569         103,679
First Data Corp.                                                              634          40,735
Fiserv, Inc.*                                                                 201          12,860
Gateway 2000, Inc.*                                                           522           8,587
Hewlett-Packard Co.                                                         3,142          89,861
IMS Health, Inc.                                                              477          13,595
International Business Machines Corp.                                       2,810         317,530
Intuit, Inc.*                                                                 337          13,477
Lexmark International Group, Inc.
(Class A)*                                                                    207          13,921
Mercury Interactive Corp.*                                                    134           8,027
Microsoft Corp.*                                                            8,704         635,392
NCR Corp.*                                                                    156           7,332
Network Appliance, Inc.*                                                      526           7,206
Novell, Inc.*                                                                 514           2,925
Oracle Corp.*                                                               9,079         172,501
Palm, Inc.*                                                                   917           5,566
Parametric Technology Corp.*                                                  427           5,974
PeopleSoft, Inc.*                                                             475          23,384
Sabre Holdings Corp.*                                                         215          10,750
Sapient Corp.*                                                                199           1,940
Siebel Systems, Inc.*                                                         733          34,378
Sun Microsystems, Inc.*                                                     5,267          82,797
Unisys Corp.*                                                                 512           7,532
VERITAS Software Corp.*                                                       643          42,779
                                                                                   --------------
                                                                                        2,242,367
                                                                                   --------------
Consumer Products - Misc. (0.01%)
American Greetings Corp. (Class A)                                            103           1,133
                                                                                   --------------
Containers (0.08%)
Ball Corp.                                                                     45           2,140
Bemis Co., Inc.                                                                85           3,414
Pactiv Corp.*                                                                 257           3,444
Sealed Air Corp.*                                                             135           5,029
                                                                                   --------------
                                                                                           14,027
                                                                                   --------------
Cosmetics & Personal Care (0.41%)
Alberto Culver Co. (Class B)                                                   92           3,868
Avon Products, Inc.                                                           384          17,772
Gillette Co.                                                                1,705          49,428
International Flavors & Fragrances, Inc.                                      155           3,895
                                                                                   --------------
                                                                                           74,963
                                                                                   --------------
Diversified Operations (2.57%)
Crane Co.                                                                      97           3,007
Du Pont (E.I.) De Nemours & Co.                                             1,687          81,381
Fortune Brands, Inc.                                                          247           9,475
Honeywell International, Inc.                                               1,309          45,802
Illinois Tool Works, Inc.                                                     492          31,144
ITT Industries, Inc.                                                          142           6,284
Johnson Controls, Inc.                                                        140          10,146
Loews Corp.                                                                   319          20,553
Minnesota Mining & Manufacturing Co.                                          640          73,024
National Service Industries, Inc.                                              67           1,512
Textron, Inc.                                                                 228          12,549
TRW, Inc.                                                                     202           8,282
Tyco International Ltd.                                                     3,132         170,694
                                                                                   --------------
                                                                                          473,853
                                                                                   --------------
Electronics (9.49%)
Advanced Micro Devices, Inc.*                                                 556          16,057
Agilent Technologies, Inc.*                                                   739          24,018
Altera Corp.*                                                                 625          18,125
American Power Conversion Corp.*                                              315           4,961
Analog Devices, Inc.*                                                         582          25,172
Applied Materials, Inc.*                                                    1,315          64,567
Applied Micro Circuits Corp.*                                                 486           8,359
Broadcom Corp. (Class A)*                                                     421          18,002
Conexant Systems, Inc.*                                                       400           3,580
Emerson Electric Co.                                                          693          41,927
General Electric Co.                                                       16,065         783,169
Grainger (W.W.), Inc.                                                         154           6,339
Intel Corp.                                                                10,876         318,123
Jabil Circuit, Inc.*                                                          309           9,536
KLA-Tencor Corp.*                                                             300          17,541
Linear Technology Corp.                                                       514          22,729
LSI Logic Corp.*                                                              584          10,979
Maxim Integrated Products, Inc.*                                              531          23,476
Micron Technology, Inc.                                                       964          39,620
Molex Inc.                                                                    316          11,543
Motorola, Inc.                                                              3,552          58,821
National Semiconductor Corp.*                                                 280           8,154
Novellus Systems, Inc.*                                                       230          13,062
Parker-Hannifin Corp.                                                         189           8,021
PerkinElmer, Inc.                                                             163           4,487
Power-One, Inc.*                                                              127           2,113
QLogic Corp.*                                                                 149           9,603
Rockwell International Corp.                                                  296          11,284
Sanmina Corp.*                                                                517          12,103
Solectron Corp.*                                                            1,057          19,343
Tektronix, Inc.                                                               152           4,127
Teradyne, Inc.*                                                               282           9,334
Texas Instruments, Inc.                                                     2,808          88,452
Thomas & Betts Corp.                                                           94           2,075
Vitesse Semiconductor Corp.*                                                  297           6,249
Xilinx, Inc.*                                                                 538          22,187
                                                                                   --------------
                                                                                        1,747,234
                                                                                   --------------
Energy (0.20%)
Calpine Corp.*                                                                483          18,257
Mirant Corp.*                                                                 549          18,886
                                                                                   --------------
                                                                                           37,143
                                                                                   --------------
Engineering (0.03%)
Fluor Corp.                                                                   128           5,779
                                                                                   --------------
Fiber Optics (0.14%)
JDS Uniphase Corp.*                                                         2,129          26,613
                                                                                   --------------
Finance (5.20%)
American Express Co.                                                        2,140          83,032
Capital One Financial Corp.                                                   337          20,220
Charter One Financial, Inc.                                                   334          10,655
Citigroup, Inc.                                                             8,133         429,748
Concord EFS, Inc.*                                                            390          20,284
Franklin Resources, Inc.                                                      428          19,590
Golden West Financial Corp.                                                   257          16,510
Household International, Inc.                                                 750          50,025
J.P. Morgan Chase & Co.                                                     3,211         143,211
MBNA Corp.                                                                  1,378          45,405
Price (T. Rowe) Associates, Inc.                                              199           7,441
Providian Financial Corp.                                                     462          27,350
Stilwell Financial, Inc.                                                      355          11,914
USA Education, Inc.                                                           264          19,272
Washington Mutual, Inc.                                                     1,419          53,283
                                                                                   --------------
                                                                                          957,940
                                                                                   --------------
Food (1.38%)
Archer-Daniels-Midland Co.                                                  1,022          13,286
Campbell Soup Co.                                                             660          16,995
ConAgra, Inc.                                                                 869          17,215
General Mills, Inc.                                                           460          20,139
Heinz (H.J.) Co.                                                              564          23,062
Hershey Foods Corp.                                                           221          13,638
Kellogg Co.                                                                   656          19,024
Quaker Oats Co.                                                               214          19,528
Ralston Purina Group                                                          501          15,040
Sara Lee Corp.                                                              1,272          24,092
Unilever NV, American Depositary Receipts (ADR)
(Netherlands)                                                                 924          55,043
Wrigley (WM) Jr. Co.                                                          365          17,100
                                                                                   --------------
                                                                                          254,162
                                                                                   --------------
Furniture (0.04%)
Leggett & Platt, Inc.                                                         317           6,984
                                                                                   --------------
Household (0.13%)
Maytag Corp.                                                                  123           3,599
Newell Rubbermaid, Inc.                                                       431          10,818
Tupperware Corp.                                                               94           2,202
Whirlpool Corp.                                                               108           6,750
                                                                                   --------------
                                                                                           23,369
                                                                                   --------------
Instruments - Scientific (0.11%)
Applera Corp. - Applied Biosystems Group                                      341           9,122
Millipore Corp.                                                                76           4,710
Thermo Electron Corp.*                                                        293           6,452
                                                                                   --------------
                                                                                           20,284
                                                                                   --------------
Insurance (4.22%)
Aetna, Inc.                                                                   230           5,950
AFLAC, Inc.                                                                   850          26,767
Allstate Corp. (The)                                                        1,172          51,556
Ambac Financial Group, Inc.                                                   171           9,952
American General Corp.                                                        807          37,485
American International Group, Inc.                                          3,770         324,220
Aon Corp.                                                                     424          14,840
Chubb Corp. (The)                                                             283          21,913
CIGNA Corp.                                                                   242          23,188
Cincinnati Financial Corp.                                                    260          10,270
Conseco, Inc.                                                                 546           7,453
Hartford Financial Services Group, Inc. (The)                                 383          26,197
Jefferson Pilot Corp                                                          246          11,887
John Hancock Financial Services, Inc.                                         498          20,049
Lincoln National Corp.                                                        304          15,732
Marsh & McLennan Cos., Inc.                                                   446          45,046
MBIA, Inc.                                                                    240          13,363
MetLife, Inc.                                                               1,213          37,579
MGIC Investment Corp.                                                         173          12,567
Progressive Corp.                                                             119          16,088
SAFECO Corp.                                                                  207           6,107
St. Paul Cos., Inc. (The)                                                     347          17,589
Torchmark Corp.                                                               203           8,163
UnumProvident Corp.                                                           390          12,527
                                                                                   --------------
                                                                                          776,488
                                                                                   --------------
Internet Services (2.16%)
America Online, Inc.*                                                       7,166         379,798
Yahoo! Inc.*                                                                  917          18,331
                                                                                   --------------
                                                                                          398,129
                                                                                   --------------
Leisure (1.28%)
Brunswick Corp.                                                               142           3,412
Carnival Corp. (Class A)                                                      946          29,042
Disney (Walt) Co., (The)                                                    3,380          97,648
Eastman Kodak Co.                                                             469          21,893
Harley-Davidson, Inc.                                                         489          23,022
Harrah's Entertainment, Inc.*                                                 190           6,707
Hasbro, Inc.                                                                  279           4,032
Hilton Hotels Corp.                                                           597           6,925
Marriott International, Inc. (Class A)                                        394          18,652
Mattel, Inc.                                                                  697          13,187
Starwood Hotels & Resorts
Worldwide, Inc.                                                               321          11,967
                                                                                   --------------
                                                                                          236,487
                                                                                   --------------
Linen Supply & Related (0.07%)
Cintas Corp.                                                                  273          12,626
                                                                                   --------------
Machinery (0.39%)
Caterpiller Tractor, Inc.                                                     555          27,778
Cooper Industries, Inc.                                                       151           5,978
Deere & Co.                                                                   380          14,383
Dover Corp.                                                                   329          12,387
Ingersoll-Rand Co.                                                            259          10,671
                                                                                   --------------
                                                                                           71,197
                                                                                   --------------
Media (2.10%)
Clear Channel Communications, Inc.*                                           950          59,565
Comcast Corp.                                                               1,528          66,315
Dow Jones & Co., Inc.                                                         140           8,359
Gannett Co., Inc.                                                             428          28,205
Knight-Ridder, Inc.                                                           118           6,997
McGraw-Hill Cos., Inc. (The)                                                  316          20,903
Meredith Corp.                                                                 80           2,865
New York Times Co. (Class A)                                                  258          10,836
Tribune Co.                                                                   483          19,325
Univision Communications, Inc.
(Class A)*                                                                    337          14,417
Viacom, Inc. (Class B)*                                                     2,879         148,988
                                                                                   --------------
                                                                                          386,775
                                                                                   --------------
Medical (12.26%)
Abbott Laboratories                                                         2,505         120,265
Allergan, Inc.                                                                213          18,211
American Home Products Corp.                                                2,126         124,243
Medical (continued)
Amgen, Inc.*                                                                1,687         102,367
Bard (C.R.), Inc.                                                              82           4,670
Bausch & Lomb, Inc.                                                            87           3,153
Baxter International, Inc.                                                    958          46,942
Becton, Dickinson & Co.                                                       417          14,924
Biogen, Inc.*                                                                 240          13,046
Biomet, Inc.                                                                  289          13,889
Boston Scientific Corp.*                                                      649          11,033
Bristol-Myers Squibb Co.                                                    3,143         164,379
Cardinal Health, Inc.                                                         721          49,749
Chiron Corp.*                                                                 307          15,657
Forest Laboratories, Inc.*                                                    285          20,235
Guidant Corp.                                                                 497          17,892
HCA - The Healthcare Co.                                                      869          39,270
HEALTHSOUTH Corp.*                                                            630          10,061
Humana, Inc.*                                                                 275           2,709
Johnson & Johnson                                                           4,897         244,850
King Pharmaceuticals, Inc.*                                                   277          14,889
Lilly (Eli) & Co.                                                           1,818         134,532
Manor Care, Inc.*                                                             166           5,270
McKesson HBOC, Inc.                                                           461          17,112
MedImmune, Inc.*                                                              344          16,237
Medtronic, Inc.                                                             1,955          89,950
Merck & Co., Inc.                                                           3,708         236,978
Pall Corp.                                                                    199           4,682
Pfizer Inc.                                                                10,210         408,910
Pharmacia Corp.                                                             2,104          96,679
Quintiles Transnational Corp.*                                                189           4,772
Schering-Plough Corp.                                                       2,366          85,744
St. Jude Medical, Inc.*                                                       139           8,340
Stryker Corp.                                                                 317          17,387
Tenet Healthcare Corp.*                                                       524          27,033
UnitedHealth Group, Inc.                                                      513          31,678
Watson Pharmaceutical, Inc.*                                                  171          10,540
Wellpoint Health Networks, Inc.*                                              102           9,612
                                                                                   --------------
                                                                                        2,257,890
                                                                                   --------------
Metal (0.64%)
Alcan Aluminium Ltd. (Canada)                                                 516          21,682
Alcoa Inc.                                                                  1,396          55,002
Barrick Gold Corp. (Canada)                                                   640           9,696
Freeport-McMoran Copper & Gold, Inc. (Class B)*                               233           2,575
Homestake Mining Co.                                                          426           3,302
Inco, Ltd. (Canada)                                                           294           5,074
Newmont Mining Corp.                                                          316           5,881
Phelps Dodge Corp.                                                            127           5,271
Placer Dome, Inc. (Canada)                                                    530           5,194
Timken Co. (The)                                                               97           1,643
Worthington Industries, Inc.                                                  138           1,877
                                                                                   --------------
                                                                                          117,197
                                                                                   --------------
Mortgage Banking (1.22%)
Countrywide Credit Industries, Inc.                                           192           8,809
Fannie Mae                                                                  1,618         137,773
Freddie Mac                                                                 1,120          78,400
                                                                                   --------------
                                                                                          224,982
                                                                                   --------------
Office (0.22%)
Avery Dennison Corp.                                                          178           9,087
Deluxe Corp.                                                                  114           3,295
Pitney Bowes, Inc.                                                            399          16,806
Xerox Corp.                                                                 1,123          10,747
                                                                                   --------------
                                                                                           39,935
                                                                                   --------------
Oil & Gas (6.96%)
Amerada Hess Corp.                                                            144          11,635
Anadarko Petroleum Corp.                                                      405          21,882
Apache Corp.                                                                  203          10,302
Ashland, Inc.                                                                 113           4,531
Baker Hughes, Inc.                                                            543          18,190
Burlington Resources, Inc.                                                    342          13,663
Chevron Corp.                                                               1,037          93,848
Conoco, Inc. (Class B)                                                      1,010          29,189
Devon Energy Corp.                                                            209          10,972
El Paso Energy Corp.                                                          823          43,240
Enron Corp.                                                                 1,207          59,143
EOG Resources, Inc.                                                           188           6,683
Exxon Mobil Corp.                                                           5,579         487,326
Halliburton Co.                                                               694          24,706
Kerr-McGee Corp.                                                              153          10,139
McDermott International, Inc.                                                  99           1,153
Nabors Industries, Inc.*                                                      238           8,854
Noble Drilling Corp.*                                                         217           7,107
Occidental Petroleum Corp.                                                    599          15,927
Phillips Petroleum Co.                                                        414          23,598
Rowan Cos., Inc.*                                                             153           3,381
Royal Dutch Petroleum Co. (ADR)
(Netherlands)                                                               3,468         202,080
Schlumberger Ltd.                                                             927          48,807
Sunoco, Inc.                                                                  136           4,982
Texaco, Inc.                                                                  891          59,341
Tosco Corp.                                                                   250          11,012
Transocean Sedco Forex, Inc.                                                  514          21,202
Unocal Corp.                                                                  394          13,455
USX - Marathon Group                                                          499          14,725
                                                                                   --------------
                                                                                        1,281,073
                                                                                   --------------
Paper & Paper Products (0.51%)
Boise Cascade Corp.                                                            93           3,271
International Paper Co.                                                       781          27,882
Kimberly-Clark Corp.                                                          861          48,130
Mead Corp. (The)                                                              160           4,342
Potlatch Corp.                                                                 46           1,583
Temple-Inland, Inc.                                                            80           4,263
Westvaco Corp.                                                                163           3,959
                                                                                   --------------
                                                                                           93,430
                                                                                   --------------
Pollution Control (0.20%)
Allied Waste Industries, Inc.*                                                319           5,959
Waste Management, Inc.                                                      1,012          31,190
                                                                                   --------------
                                                                                           37,149
                                                                                   --------------
Printing - Commercial (0.03%)
Donnelley (R.R.) & Sons                                                       190           5,643
                                                                                   --------------
Retail (6.80%)
Albertson's, Inc.                                                             655          19,643
AutoZone, Inc.*                                                               181           6,788
Bed Bath & Beyond, Inc.*                                                      467          14,570
Best Buy Co., Inc.*                                                           339          21,533
Big Lots, Inc.*                                                               183           2,503
Circuit City Stores - Circuit City
Group                                                                         336           6,048
Costco Wholesale Corp.                                                        728          29,906
CVS Corp.                                                                     636          24,550
Darden Restaurants, Inc.                                                      191           5,329
Dillards, Inc.                                                                138           2,107
Dollar General Corp.                                                          535          10,433
Federated Department Stores, Inc.*                                            320          13,600
Gap, Inc. (The)                                                             1,390          40,310
Genuine Parts Co.                                                             278           8,757
Home Depot, Inc. (The)                                                      3,774         175,680
Kmart Corp.*                                                                  792           9,084
Kohl's Corp.*                                                                 539          33,811
Kroger Co.*                                                                 1,311          32,775
Limited, Inc. (The)                                                           690          11,399
Longs Drug Stores Corp.                                                        61           1,315
Lowe's Cos., Inc.                                                             622          45,126
May Department Stores                                                         483          16,548
McDonald's Corp.                                                            2,092          56,610
Nordstrom, Inc.                                                               216           4,007
Office Depot, Inc.*                                                           481           4,993
Penney (J. C.) Co., Inc.                                                      425          11,203
RadioShack Corp.                                                              300           9,150
Reebok International Ltd.*                                                     95           3,035
Safeway, Inc.*                                                                817          39,216
Sears, Roebuck & Co.                                                          531          22,467
Staples, Inc.*                                                                738          11,801
Starbucks Corp.*                                                              615          14,145
SUPERVALU, Inc.                                                               214           3,756
SYSCO Corp.                                                                 1,088          29,539
Target Corp.                                                                1,454          50,308
Tiffany & Co.                                                                 236           8,548
TJX Cos., Inc.                                                                453          14,437
Toys R Us, Inc.*                                                              320           7,920
Tricon Global Restaurants, Inc.*                                              238          10,448
Walgreen Co.                                                                1,646          56,211
Wal-Mart Stores, Inc.                                                       7,231         352,873
Wendy's International, Inc.                                                   184           4,699
Winn-Dixie Stores, Inc.                                                       227           5,932
                                                                                   --------------
                                                                                        1,253,113
                                                                                   --------------
Rubber - Tires & Misc. (0.05%)
Cooper Tire & Rubber Co.                                                      117           1,661
Goodyear Tire & Rubber Co. (The)                                              257           7,196
                                                                                   --------------
                                                                                            8,857
                                                                                   --------------
Shoes & Related Apparel (0.10%)
Nike, Inc. (Class B)                                                          439          18,434
                                                                                   --------------
Soap & Cleaning Preparations (1.13%)
Clorox Co.                                                                    383          12,965
Colgate-Palmolive Co.                                                         907          53,504
Ecolab, Inc.                                                                  206           8,440
Procter & Gamble Co. (The)                                                  2,095         133,661
                                                                                   --------------
                                                                                          208,570
                                                                                   --------------
Steel (0.06%)
Allegheny Technologies, Inc.                                                  130           2,352
Nucor Corp.                                                                   125           6,111
USX-U.S. Steel Group, Inc.                                                    144           2,902
                                                                                   --------------
                                                                                           11,365
                                                                                   --------------
Telecommunications (4.69%)
ADC Telecommunications, Inc.*                                               1,264           8,342
Andrew Corp.*                                                                 132           2,435
AT&T Corp.                                                                  5,580         122,760
Avaya, Inc.*                                                                  459           6,288
CenturyTel, Inc.                                                              228           6,908
Citizens Communications Co.                                                   461           5,546
Comverse Technology, Inc.*                                                    277          15,817
Corning, Inc.*                                                              1,504          25,132
Global Crossing Ltd.* (Bermuda)                                             1,434          12,390
Lucent Technologies, Inc.                                                   5,508          34,150
Nextel Communications, Inc. (Class A)*                                      1,237          21,648
Nortel Networks Corp. (Canada)                                              5,153          46,841
QUALCOMM, Inc.*                                                             1,225          71,638
Qwest Communications International, Inc.*                                   2,687          85,635
Scientific-Atlanta, Inc.                                                      263          10,678
Sprint Corp.                                                                1,515          36,587
Sprint PCS*                                                                 1,433          30,609
Symbol Technologies, Inc.                                                     366           8,125
Tellabs, Inc.*                                                                662          12,830
Verizon Communications, Inc.                                                4,374         234,009
WorldCom, Inc.*                                                             4,671          66,328
                                                                                   --------------
                                                                                          864,696
                                                                                   --------------
Textile (0.06%)
Liz Claiborne, Inc.                                                            85           4,288
VF Corp.                                                                      181           6,585
                                                                                   --------------
                                                                                           10,873
                                                                                   --------------
Tobacco (1.02%)
Philip Morris Cos., Inc.                                                    3,558         180,569
UST, Inc.                                                                     264           7,619
                                                                                   --------------
                                                                                          188,188
                                                                                   --------------
Transport (0.72%)
AMR Corp.*                                                                    249           8,996
Burlington Northern Santa Fe Corp.                                            634          19,128
CSX Corp.                                                                     345          12,503
Delta Air Lines, Inc.                                                         199           8,772
FedEx Corp.*                                                                  497          19,979
Navistar International Corp.*                                                  96           2,700
Norfolk Southern Corp.                                                        622          12,875
Southwest Airlines Co.                                                      1,232          22,780
Union Pacific Corp.                                                           401          22,019
US Airways Group, Inc.*                                                       109           2,649
                                                                                   --------------
                                                                                          132,401
                                                                                   --------------
Utilities (4.87%)
AES Corp. (The)*                                                              861          37,066
Allegheny Energy, Inc.                                                        202           9,747
ALLTEL Corp.                                                                  506          30,998
Ameren Corp.                                                                  222           9,479
American Electric Power Co., Inc.                                             521          24,055
BellSouth Corp.                                                             3,031         122,058
Cinergy Corp.                                                                 257           8,982
CMS Energy Corp.                                                              213           5,932
Consolidated Edison, Inc.                                                     343          13,651
Constellation Energy Group, Inc.                                              265          11,289
Dominion Resources, Inc.                                                      400          24,052
DTE Energy Co.                                                                267          12,399
Duke Energy Corp.                                                           1,248          48,684
Dynegy, Inc. (Class A)                                                        527          24,506
Edison International                                                          527           5,876
Entergy Corp.                                                                 357          13,705
Exelon Corp.                                                                  519          33,278
FirstEnergy Corp.*                                                            362          11,642
FPL Group, Inc.                                                               284          17,100
GPU, Inc.                                                                     193           6,784
KeySpan Corp.                                                                 222           8,099
Kinder Morgan, Inc.                                                           185           9,296
Niagara Mohawk Holdings, Inc.*                                                259           4,582
NICOR, Inc.                                                                    73           2,846
NiSource, Inc.                                                                334           9,128
ONEOK, Inc.                                                                    96           1,891
Peoples Energy Corp.                                                           57           2,291
PG&E Corp.                                                                    626           7,011
Pinnacle West Capital Corp.                                                   137           6,494
PPL Corp.                                                                     236          12,980
Progress Energy, Inc.                                                         333          14,958
Public Service Enterprise Group, Inc.                                         336          16,430
Reliant Energy, Inc.                                                          481          15,493
SBC Communications, Inc.                                                    5,447         218,207
Sempra Energy                                                                 333           9,104
Southern Co.                                                                1,108          25,761
TXU Corp.                                                                     415          19,999
Williams Cos., Inc. (The)                                                     784          25,833
Xcel Energy, Inc.                                                             555          15,790
                                                                                   --------------
                                                                                          897,476
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $12,948,504)                                                        (96.83%)     17,836,392
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.95%)
Investment in a joint repurchase
agreement  transaction with UBS Warburg,
Inc. - Dated  6-29-01, due 7-02-01
(Secured by U.S.  Treasury Bonds 6.875%
and 6.625% due 8-15-25 and 11-30-02)               3.97%                     $911         911,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (4.95%)        911,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (101.78%)     18,747,392
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (1.78%)       (327,899)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $18,419,493
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Large Cap Growth Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Large Cap Growth Fund on June 30, 2001. Common stocks are broken down by industry group.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Banks - United States (1.15%)
State Street Corp.                                                          1,464         $72,453
                                                                                   --------------
Beverages (1.12%)
Anheuser-Busch Cos., Inc.                                                   1,700          70,040
                                                                                   --------------
Computers (17.97%)
BEA Systems, Inc.*                                                          1,000          30,710
Cisco Systems, Inc.*                                                       15,650         284,830
Electronic Data Systems Corp.                                               2,000         125,000
EMC Corp.*                                                                  4,707         136,738
Microsoft Corp.*                                                            3,450         251,850
Sun Microsystems, Inc.*                                                     6,750         106,110
VeriSign, Inc.*                                                               950          57,010
VERITAS Software Corp.*                                                     2,050         136,387
                                                                                   --------------
                                                                                        1,128,635
                                                                                   --------------
Diversified Operations (11.61%)
General Electric Co.                                                        7,627         371,816
Tyco International Ltd.                                                     6,550         356,975
                                                                                   --------------
                                                                                          728,791
                                                                                   --------------
Electronics (6.94%)
Analog Devices, Inc.*                                                       1,315          56,874
Applied Materials, Inc.*                                                    1,500          73,650
Celestica, Inc. (Canada)*                                                     600          30,900
Intel Corp.                                                                 5,000         146,250
Micron Technology, Inc.*                                                    1,400          57,540
Novellus Systems, Inc.*                                                       700          39,753
Xilinx, Inc.*                                                                 750          30,930
                                                                                   --------------
                                                                                          435,897
                                                                                   --------------
Fiber Optics (0.97%)
CIENA Corp.*                                                                1,600          60,800
                                                                                   --------------
Finance (8.02%)
Citigroup, Inc.                                                             4,378         231,334
Goldman Sachs Group, Inc. (The)                                               750          64,350
MBNA Corp.                                                                  3,780         124,551
Morgan Stanley Dean Witter & Co.                                            1,300          83,499
                                                                                   --------------
                                                                                          503,734
                                                                                   --------------
Insurance (2.99%)
American International Group, Inc.                                          2,182         187,652
                                                                                   --------------
Media (8.65%)
AOL Time Warner, Inc.*                                                      5,110         270,830
Charter Communications, Inc. (Class A)*                                     3,050          71,217
Clear Channel Communications, Inc.*                                         2,052         128,660
Viacom, Inc. (Class B)*                                                     1,400          72,450
                                                                                   --------------
                                                                                          543,157
                                                                                   --------------
Medical (20.74%)
Allergan, Inc.                                                                973          83,191
Amgen, Inc.*                                                                2,350         142,598
Cardinal Health, Inc.                                                       3,513         242,397
Express Scripts, Inc.*                                                        800          44,024
Genentech, Inc.*                                                            1,056          58,186
Johnson & Johnson                                                           2,100         105,000
Medtronic, Inc.                                                             2,281         104,949
Pfizer, Inc.                                                                5,928         237,416
Pharmacia Corp.                                                             2,346         107,799
Stryker Corp.                                                               1,400          76,790
UnitedHealth Group, Inc.                                                      550          33,962
Wellpoint Health Networks, Inc.*                                              700          65,968
                                                                                   --------------
                                                                                        1,302,280
                                                                                   --------------
Oil & Gas (0.46%)
Transocean Sedco Forex, Inc.                                                  700          28,875
                                                                                   --------------
Retail (12.58%)
Bed Bath & Beyond, Inc.*                                                    3,350         100,500
Gap, Inc. (The)                                                             2,600          75,400
Home Depot, Inc. (The)                                                      5,512         256,584
Lowe's Cos., Inc.                                                           1,300          94,315
Wal-Mart Stores, Inc.                                                       5,398         263,422
                                                                                   --------------
                                                                                          790,221
                                                                                   --------------
Telecommunications (5.01%)
Amdocs Ltd.*                                                                  700          37,695
American Tower Corp. (Class A)                                              3,159          65,297
Comverse Technology, Inc.*                                                  1,200          68,520
Nokia Corp., American Depositary
Receipts (Finland)                                                          3,164          69,735
Scientific-Atlanta, Inc.                                                    1,807          73,364
                                                                                   --------------
                                                                                          314,611
                                                                                   --------------
Tobacco (1.45%)
Philip Morris Cos., Inc.                                                    1,800          91,350
                                                                                   --------------
Utilities (1.11%)
AES Corp. (The)*                                                            1,618          69,655
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $6,081,968)                                                        (100.77%)      6,328,151
                                                                   --------------  --------------

TOTAL INVESTMENTS                                                        (100.77%)      6,328,151
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.77%)        (48,315)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)     $6,279,836
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Mid Cap Growth Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (1.40%)
Lamar Advertising Co.*                                                        850         $37,400
TMP Worldwide, Inc.*                                                          850          51,000
                                                                                   --------------
                                                                                           88,400
                                                                                   --------------
Banks - United States (1.48%)
Northern Trust Corp.                                                        1,500          93,750
                                                                                   --------------
Beverages (0.59%)
Coors (Adolph) Co. (Class B)                                                  742          37,234
                                                                                   --------------
Broker Services (2.32%)
Legg Mason, Inc.                                                            1,206          60,011
Lehman Brothers Holdings, Inc.                                              1,113          86,536
                                                                                   --------------
                                                                                          146,547
                                                                                   --------------
Computers (13.04%)
Brocade Communications Systems, Inc.*                                       2,580         113,494
DST Systems, Inc.*                                                          1,192          62,818
Electronic Arts, Inc.*                                                        600          34,740
Emulex Corp.*                                                               1,350          54,540
Fiserv, Inc.*                                                               1,015          64,940
Mercury Interactive Corp.*                                                  2,070         123,993
Micromuse, Inc.*                                                            2,200          61,578
Parametric Technology Corp.*                                                8,350         116,817
SunGard Data Systems, Inc.*                                                 1,856          55,699
VeriSign, Inc.*                                                             2,250         135,023
                                                                                   --------------
                                                                                          823,642
                                                                                   --------------
Electronics (12.22%)
Aeroflex, Inc.*                                                             6,694          70,287
ASML Holdings NV* (Netherlands)                                             1,750          38,937
Atmel Corp.*                                                                5,450          73,520
Capstone Turbine Corp.*                                                     2,950          65,165
Celestica, Inc.* (Canada)                                                     993          51,139
International Rectifier Corp.*                                                994          33,895
KLA-Tencor Corp.*                                                             500          29,235
Lam Research Corp.*                                                           950          28,168
Micrel, Inc.*                                                               1,200          39,600
National Semiconductor Corp.*                                               2,364          68,840
Novellus Systems, Inc.*                                                     1,150          65,308
ONI Systems Corp.*                                                          1,950          54,405
PMC-Sierra, Inc.* (Canada)                                                  1,300          40,391
QLogic Corp.*                                                                 460          29,647
Tektronix, Inc.*                                                            3,057          82,998
                                                                                   --------------
                                                                                          771,535
                                                                                   --------------
Energy (0.96%)
Calpine Corp.*                                                              1,606          60,707
                                                                                   --------------
Fiber Optics (0.64%)
Finisar Corp.*                                                              2,150          40,162
                                                                                   --------------
Finance (6.23%)
Affiliated Managers Group, Inc.*                                            1,346          82,779
Concord EFS, Inc.*                                                          1,840          95,698
Providian Financial Corp.                                                   1,443          85,426
USA Education, Inc.                                                         1,776         129,648
                                                                                   --------------
                                                                                          393,551
                                                                                   --------------
Instruments - Scientific (0.52%)
Millipore Corp.                                                               533          33,035
                                                                                   --------------
Insurance (3.59%)
Ace, Ltd.                                                                   2,095          81,894
Ambac Financial Group, Inc.                                                 1,148          66,814
Everest Re Group Ltd. (Bermuda)                                             1,042          77,942
                                                                                   --------------
                                                                                          226,650
                                                                                   --------------
Media (6.52%)
Charter Communications, Inc. (Class A)*                                     4,650         108,577
Clear Channel Communications, Inc.*                                           882          55,301
Emmis Communications Corp. (Class A)*                                       2,150          66,112
Hispanic Broadcasting Corp.*                                                1,771          50,810
Univision Communications, Inc.
(Class A)*                                                                  1,516          64,854
USA Networks, Inc.*                                                         2,350          65,800
                                                                                   --------------
                                                                                          411,454
                                                                                   --------------
Medical (21.68%)
Alkermes, Inc.*                                                             1,730          60,723
Allergan, Inc.                                                                870          74,385
AmeriSource Health Corp. (Class A)*                                         1,387          76,701
Apogent Technologies, Inc.*                                                 1,686          41,476
Express Scripts, Inc.*                                                      1,200          66,036
Forest Laboratories, Inc.*                                                  1,036          73,556
Genzyme Corp.*                                                                900          54,900
Human Genome Sciences, Inc.*                                                1,070          64,468
ICOS Corp.*                                                                   850          54,400
IDEC Pharmaceuticals Corp.*                                                 1,250          84,612
Inhale Therapeutic Systems, Inc.*                                           3,150          72,450
Invitrogen Corp.*                                                             800          44,512
MedImmune, Inc.*                                                            1,490          70,328
Oxford Health Plans, Inc.*                                                  2,328          66,581
Shire Pharmaceuticals Group Plc,
American Depositary Receipts (ADR)*
(United Kingdom)                                                            2,502         138,861
Teva Pharmaceutical Industries Ltd.
(ADR) (Israel)                                                              1,301          81,052
Trigon Healthcare, Inc.*                                                      603          39,105
Universal Health Services, Inc.
(Class B)*                                                                  1,417          64,474
Varian Medical Systems, Inc.*                                                 979          69,999
Wellpoint Health Networks, Inc.*                                              751          70,774
                                                                                   --------------
                                                                                        1,369,393
                                                                                   --------------
Oil & Gas (4.91%)
Baker Hughes, Inc.                                                          1,377          46,129
Cooper Cameron Corp.*                                                       1,164          64,951
Santa Fe International Corp.                                                2,487          72,123
Transocean Sedco Forex, Inc.                                                1,391          57,379
Weatherford International, Inc.*                                            1,452          69,696
                                                                                   --------------
                                                                                          310,278
                                                                                   --------------
Retail (4.65%)
Bed Bath & Beyond, Inc.*                                                    2,200          66,000
BJ's Wholesale Club, Inc.*                                                  1,693          90,169
Talbots, Inc.                                                               1,814          79,363
TJX Cos., Inc.                                                              1,820          58,003
                                                                                   --------------
                                                                                          293,535
                                                                                   --------------
Telecommunications (10.80%)
Amdocs Ltd.*                                                                2,026         109,100
American Tower Corp. (Class A)*                                             3,243          67,033
Comverse Technology, Inc.*                                                  1,570          89,647
Crown Castle International Corp.*                                           2,975          48,790
Dobson Communications Corp. (Class A)*                                      7,230         123,271
Global Crossing Ltd.* (Bermuda)                                             5,493          47,460
Nextel Communications, Inc. (Class A)*                                      1,250          21,875
Scientific-Atlanta, Inc.                                                    1,959          79,534
Sonus Networks, Inc.*                                                       1,150          26,864
Western Wireless Corp. (Class A)*                                           1,590          68,370
                                                                                   --------------
                                                                                          681,944
                                                                                   --------------
Textile (1.00%)
Jones Apparel Group, Inc.*                                                  1,462          63,158
                                                                                   --------------
Utilities (1.35%)
Orion Power Holdings, Inc.*                                                 3,581          85,264
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $6,065,678)                                                         (93.90%)      5,930,239
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (7.97%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury  Bonds,
10.625% due 08-15-15  and 6.250% due
08-15-23, and  U.S. Treasury Note 5.625%
due 11-30-02)                                      3.97%                     $503         503,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (7.97%)        503,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (101.87%)      6,433,239
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (1.87%)       (118,065)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)     $6,315,174
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------
The V.A. Mid Cap Growth Fund invests primarily in common stocks of U.S.
and foreign issuers. The performance of the Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the Schedule of Investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to country categories.


                                              MARKET VALUE AS A %
COUNTRY DIVERSIFICATION                        OF FUND NET ASSETS
-----------------------                       -------------------
Bermuda                                              1.98%
Canada                                               1.45
Netherlands                                          0.62
Israel                                               1.28
United Kingdom                                       2.20
United States                                       94.34
                                                   ------
TOTAL INVESTMENTS                                  101.87%
                                                   ======




John Hancock Funds - Declaration Trust - V.A. Small Cap Growth Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Small Cap Growth Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (1.27%)
Getty Images, Inc.*                                                         3,800         $99,788
Ventiv Health, Inc.*                                                        3,350          69,144
                                                                                   --------------
                                                                                          168,932
                                                                                   --------------
Banks - United States (2.17%)
Greater Bay Bancorp.                                                        3,450          86,181
Southwest Bancorp. of Texas, Inc.*                                          3,000          90,630
Sterling Bancshares, Inc.                                                   5,850         112,203
                                                                                   --------------
                                                                                          289,014
                                                                                   --------------
Building (0.61%)
Ryland Group, Inc. (The)                                                    1,600          80,960
                                                                                   --------------
Business Services - Misc. (3.27%)
Corporate Executive Board Co. (The)*                                        4,450         186,900
Forrester Research, Inc.*                                                   2,800          63,252
On Assignment, Inc.*                                                        5,000          90,000
Profit Recovery Group
International, Inc. (The)*                                                  2,800          32,088
Quanta Services, Inc.*                                                      2,879          63,453
                                                                                   --------------
                                                                                          435,693
                                                                                   --------------
Computers (8.00%)
Advent Software, Inc.*                                                      1,850         117,475
Avocent Corp.*                                                              2,500          56,875
Cerner Corp.*                                                               2,800         117,600
Data Return Corp.*                                                          5,900          10,325
Embarcadero Technologies, Inc.*                                             3,100          69,161
IntraNet Solutions, Inc.*                                                   2,400          91,320
Macromedia, Inc.*                                                           3,750          67,500
M-Systems Flash Disk Pioneers Ltd.
(Israel)*                                                                   8,700          61,770
National Instruments Corp.*                                                 2,250          73,013
NetRatings, Inc.*                                                           6,500          93,600
ScanSource, Inc.*                                                           1,950          92,469
Secure Computing Corp.*                                                     6,900         108,399
Silicon Storage Technology, Inc.*                                           7,150          72,430
TeleCommunication Systems, Inc.
(Class A)*                                                                 10,800          32,400
                                                                                   --------------
                                                                                        1,064,337
                                                                                   --------------
Electronics (14.81%)
Aeroflex, Inc.*                                                             7,000          73,500
Alpha Industries, Inc.*                                                     2,900          85,695
ATMI, Inc.*                                                                 3,550         106,500
Brooks Automation, Inc.*                                                    2,050          94,505
CoorsTek, Inc.*                                                             2,300          86,250
Credence Systems Corp.*                                                     3,750          90,900
Cree, Inc.*                                                                 2,600          67,977
DDi Corp.*                                                                  5,000         100,000
DuPont Photomasks, Inc.*                                                    2,000          96,500
Elantec Semiconductor, Inc.*                                                2,650          89,543
Electro Scientific Industries, Inc.*                                        2,650         100,965
LTX Corp.*                                                                  4,300         109,908
Microsemi Corp.*                                                            2,650         188,150
Nanometrics, Inc.*                                                          2,650          72,841
Pixelworks, Inc.*                                                           2,600          92,924
Plexus Corp.*                                                               2,000          66,000
PLX Technology, Inc.*                                                       8,500          72,165
PRI Automation, Inc.*                                                       5,400         100,035
Rudolph Technologies, Inc.*                                                 3,050         143,350
Semtech Corp.*                                                              4,450         133,500
                                                                                   --------------
                                                                                        1,971,208
                                                                                   --------------
Energy (0.56%)
Evergreen Solar, Inc.*                                                      3,500          33,600
FuelCell Energy, Inc.*                                                      1,800          41,562
                                                                                   --------------
                                                                                           75,162
                                                                                   --------------
Finance (2.54%)
Actrade Financial Technologies,
Ltd.*                                                                       1,366          32,292
Affiliated Managers Group, Inc.*                                            2,500         153,750
eFUNDS Corp.*                                                               3,150          58,590
Metris Cos., Inc.                                                           2,775          93,545
                                                                                   --------------
                                                                                          338,177
                                                                                   --------------
Food (1.35%)
American Italian Pasta Co. (Class A)*                                       2,450         113,680
Dean Foods Co.                                                              1,650          66,330
                                                                                   --------------
                                                                                          180,010
                                                                                   --------------
Instruments - Scientific (0.11%)
FEI Co.*                                                                      350          14,350
                                                                                   --------------
Insurance (3.56%)
Fidelity National Financial, Inc.                                           4,350         106,879
HCC Insurance Holdings, Inc.                                                4,250         104,125
Philadelphia Consolidated Holding Corp.*                                    1,750          60,865
RenaissanceRe Holdings Ltd.
(Bermuda)                                                                   1,550         114,855
StanCorp Financial Group, Inc.                                              1,850          87,672
                                                                                   --------------
                                                                                          474,396
                                                                                   --------------
Leisure (0.74%)
Expedia, Inc. (Class A)*                                                    1,000          46,600
Extended Stay America, Inc.*                                                3,450          51,750
                                                                                   --------------
                                                                                           98,350
                                                                                   --------------
Machinery (1.48%)
Global Power Equipment Group, Inc.*                                         1,350          39,555
Hydril Co.*                                                                 4,900         111,573
SureBeam Corp. (Class A)*                                                   2,700          46,224
                                                                                   --------------
                                                                                          197,352
                                                                                   --------------
Media (6.17%)
Entercom Communications Corp.*                                              2,450         131,344
Insight Communications Co., Inc.*                                           2,700          67,500
Pegasus Communications Corp.*                                               3,200          72,000
Radio One, Inc. (Class A)*                                                  3,150          72,450
Radio One, Inc. (Class D)*                                                  5,150         113,558
Regent Communications, Inc.*                                               14,000         167,860
Scholastic Corp.*                                                           2,700         121,500
Westwood One, Inc.*                                                         2,050          75,543
                                                                                   --------------
                                                                                          821,755
                                                                                   --------------
Medical (18.77%)
Accredo Health, Inc.*                                                       4,550         169,214
Alkermes, Inc.*                                                             3,350         117,585
AmeriSource Health Corp. (Class A)*                                         2,000         110,600
Apria Healthcare Group, Inc.*                                               2,150          62,027
Charles River Laboratories
International, Inc.*                                                        1,650          57,337
CIMA Labs, Inc.*                                                            1,000          78,500
COR Therapeutics, Inc.*                                                     2,300          70,150
Covance, Inc.*                                                              5,350         121,177
Cytyc Corp.*                                                                5,150         118,707
DaVita, Inc.*                                                               6,400         130,112
Exelixis, Inc.*                                                             2,300          43,631
Gene Logic, Inc.*                                                           1,200          26,160
Inhale Therapeutic Systems, Inc.*                                           4,300          98,900
Inspire Pharmaceuticals, Inc.*                                              1,400          19,600
LifePoint Hospitals, Inc.*                                                  3,400         150,552
Lincare Holdings, Inc.*                                                     4,700         141,047
Mid Atlantic Medical Services, Inc.*                                        4,300          77,099
Noven Pharmaceuticals, Inc.*                                                2,050          80,360
NPS Pharmaceuticals, Inc.*                                                  3,750         150,750
Pharmaceutical Product Development, Inc.*                                     800          24,408
Regeneron Pharmaceuticals, Inc.*                                            1,850          64,103
Renal Care Group, Inc.*                                                     4,850         159,517
Rightchoice Managed Care, Inc.*                                             1,200          53,280
Salix Pharmaceuticals, Ltd.*                                                1,300          32,045
Unilab Corp.*                                                                 150           3,780
Urologix, Inc.*                                                             4,350          79,649
Visible Genetics, Inc.* (Canada)                                            4,150         103,128
Wilson Greatbatch Technologies, Inc.*                                       5,350         155,150
                                                                                   --------------
                                                                                        2,498,568
                                                                                   --------------
Oil & Gas (8.78%)
Dril-Quip, Inc.*                                                            2,750          59,207
Evergreen Resources, Inc.*                                                  1,500          57,000
FMC Technologies, Inc.*                                                       100           2,065
Hanover Compressor Co.*                                                     3,559         117,767
Horizon Offshore, Inc.*                                                     4,450          60,075
Lone Star Technologies, Inc.*                                               2,700          97,740
Marine Drilling Cos., Inc.*                                                 4,000          76,440
NATCO Group, Inc. (Class A)*                                                1,800          15,840
Newfield Exploration Co.*                                                   2,750          88,165
Oceaneering International, Inc.*                                            3,700          76,775
Patterson-UTI Energy, Inc.*                                                 4,000          71,480
Pride International, Inc.*                                                  4,500          85,500
Spinnaker Exploration Co.*                                                  2,700         107,622
Stone Energy Corp.*                                                         2,350         104,105
Torch Offshore, Inc.*                                                         850           8,458
Universal Compression Holdings, Inc.*                                       3,700         105,080
Veritas DGC, Inc.*                                                          1,300          36,075
                                                                                   --------------
                                                                                        1,169,394
                                                                                   --------------
Retail (13.63%)
99 Cents Only Stores*                                                       4,435         132,828
Applebee's International, Inc.                                                750          24,000
bebe stores, inc.*                                                          1,050          30,618
Buca, Inc.*                                                                 4,000          87,000
California Pizza Kitchen, Inc.*                                             3,400          79,050
Columbia Sportswear Co.*                                                    3,375         172,091
Cost Plus, Inc.*                                                            3,250          97,500
Duane Reade, Inc.*                                                          1,100          35,750
Ethan Allen Interiors, Inc.                                                 1,950          63,375
Galyan's Trading Co.*                                                         550          11,220
GoTo.com, Inc.*                                                             4,550          88,497
Hot Topic, Inc.*                                                            3,100          96,410
Krispy Kreme Doughnuts, Inc.*                                               2,400          96,000
O'Reilly Automotive, Inc.*                                                  1,800          51,660
P.F. Chang's China Bistro, Inc.*                                            2,800         106,120
Performance Food Group Co.*                                                 4,700         142,081
RARE Hospitality International, Inc.*                                       3,175          71,755
Skechers U.S.A. (Class A)*                                                  2,350          68,691
Too, Inc.*                                                                  3,000          82,200
Tweeter Home Entertainment Group, Inc.*                                     4,100         144,730
Whole Foods Market, Inc.*                                                   4,900         132,790
                                                                                   --------------
                                                                                        1,814,366
                                                                                   --------------
Schools/Education (4.26%)
Corinthian Colleges, Inc.*                                                  2,750         129,442
Education Management Corp.*                                                 4,200         168,210
SkillSoft Corp.*                                                            1,950          66,788
Strayer Education, Inc.                                                     1,500          73,125
University of Phoenix Online*                                               3,050         129,625
                                                                                   --------------
                                                                                          567,190
                                                                                   --------------
Telecommunications (3.46%)
AirGate PCS, Inc.*                                                          2,700         140,400
Alamosa Holdings, Inc.*                                                     4,800          78,240
CTC Communications Group, Inc.*                                             6,650          20,349
Dobson Communications Corp. (Class A)*                                      2,300          39,215
Metro One Telecommunications, Inc.*                                         2,050         132,984
SBA Communications Corp.*                                                   1,950          48,263
Tellium, Inc.*                                                                100           1,820
                                                                                   --------------
                                                                                          461,271
                                                                                   --------------
Textile (0.64%)
Nautica Enterprises, Inc.*                                                    700          14,301
Tommy Hilfiger Corp.*                                                       5,050          70,700
                                                                                   --------------
                                                                                           85,001
                                                                                   --------------
Transport (1.52%)
Expeditors International of
Washington, Inc.                                                            1,950         116,998
Forward Air Corp.*                                                          2,850          85,357
                                                                                   --------------
                                                                                          202,355
                                                                                   --------------
Utilities (0.45%)
Beacon Power Corp.*                                                         8,600          59,340
                                                                                   --------------
Waste Disposal Service & Equip. (0.95%)
Waste Connections, Inc.*                                                    3,500         126,000
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $11,380,649)                                                        (99.10%)     13,193,181
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.83%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated  06-29-01, due 07-02-01
(Secured by U.S.  Treasury Bonds,
10.625% due 08-15-15  and 6.250% due
08-15-23, and U.S.  Treasury Note 5.625%
due 11-30-02)                                      3.97%                     $111         111,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (0.83%)        111,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.93%)     13,304,181
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.07%)          8,834
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $13,313,015
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. International Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. International Fund on June 30, 2001. It's divided into two main categories: common stocks and rights, and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Brazil (0.37%)
Tele Norte Leste Participacoes SA American Depositary
Receipts (ADR) (Telecommunications)                                         1,200         $18,312
                                                                                   --------------
Canada (5.89%)
Anderson Exploration Ltd.* (Oil & Gas)                                      2,500          50,491
Magna International, Inc. (Class A)
(Automobiles/Trucks)                                                          500          30,716
Manulife Financial Corp.
(Insurance)                                                                 2,000          55,820
Nortel Networks Corp.
(Telecommunications)                                                            2              18
Precision Drilling Corp.* (Oil & Gas)                                       1,700          53,108
Suncor Energy, Inc. (Oil & Gas)                                             1,700          43,239
Talisman Energy, Inc. (Oil & Gas)                                           1,600          60,944
                                                                                   --------------
                                                                                          294,336
                                                                                   --------------
Denmark (0.89%)
Novo Nordisk A/S (Class B)
(Medical)                                                                   1,000          44,275
                                                                                   --------------
France (10.24%)
Alstom (Machinery)                                                          1,800          50,125
Assurances Generales de France
(Insurance)                                                                 1,000          55,677
Aventis SA (Medical)                                                          600          47,949
Lafarge SA (Building)                                                         400          34,237
PSA Peugeot Citroen SA
(Automobiles/Trucks)                                                          100          27,178
Sanofi-Synthelabo SA (Medical)                                                800          52,542
Schneider Electric SA (Machinery)                                           1,060          58,659
Societe Television Francaise 1
(Media)                                                                     1,000          29,203
Total Fina Elf SA (Oil & Gas)                                                 330          46,256
Vivendi Environnement SA
(Utilities)                                                                 1,500          63,190
Vivendi Universal SA (Media)                                                  800          46,678
                                                                                   --------------
                                                                                          511,694
                                                                                   --------------
Germany (7.62%)
BASF AG (Chemicals)                                                         1,300          51,338
Bayer AG (Chemicals)                                                        1,400          54,991
Bayerische Motoren Werke AG
(Automobiles/Trucks)                                                        1,200          39,762
Deutsche Bank AG (Banks - Foreign)                                            500          35,864
Deutsche Telekom AG
(Telecommunications)                                                        1,500          34,220
E.On AG (Utilities)                                                         1,300          68,238
Muenchener Rueckversicherungs-Gesellschaft AG
(Insurance)                                                                   147          41,010
SAP AG (Computers)                                                            400          55,562
                                                                                   --------------
                                                                                          380,985
                                                                                   --------------
Hong Kong (4.24%)
Cheung Kong Holdings Ltd. (Real
Estate Operations)                                                          5,000          54,489
China Mobile Ltd.*
(Telecommunications)                                                        7,000          36,886
Citic Pacific Ltd.
(Commercial/Industrial Services)                                           13,000          40,251
Hutchison Whampoa Ltd.
(Commercial/Industrial Services)                                            5,000          50,482
Johnson Electric Holdings Ltd.
(Electronics)                                                              22,000          30,039
                                                                                   --------------
                                                                                          212,147
                                                                                   --------------
Ireland (2.88%)
Allied Irish Banks Plc (Banks - Foreign)                                    3,100          35,729
Bank of Ireland (Banks - Foreign)                                           2,600          25,779
Bank of Ireland (Banks - Foreign)                                           1,600          15,864
CRH Plc (Building)                                                          1,800          30,203
Elan Corp. Plc* (ADR) (Medical)                                               600          36,600
                                                                                   --------------
                                                                                          144,175
                                                                                   --------------
Israel (1.50%)
Check Point Software Technologies, Ltd.*
(Computers)                                                                   500          25,285
Teva Pharmaceutical Industries, Ltd. (ADR)
(Medical)                                                                     800          49,840
                                                                                   --------------
                                                                                           75,125
                                                                                   --------------
Italy (4.97%)
Autostrade SpA (Transport)                                                  5,500          35,750
Banca Fideuram SpA (Finance)                                                3,100          29,476
Banca Nazionale del Lavoro* (Banks
- Foreign)                                                                 16,000          50,169
Edison SpA (Utilities)                                                      3,800          34,876
Riunione Adriatica di Sicurta SpA
(Insurance)                                                                 5,282          64,995
Telecom Italia SpA
(Telecommunications)                                                        3,700          33,237
                                                                                   --------------
                                                                                          248,503
                                                                                   --------------
Japan (18.28%)
Bridgestone Corp. (Rubber - Tires &
Misc.)                                                                      2,000          20,929
Daikin Industries Ltd. (Building)                                           3,000          55,569
Fast Retailing Co., Ltd. (Retail)                                             200          34,801
Fuji Photo Film Co., Ltd. (Leisure)                                         1,000          43,140
Kyocera Corp. (Electronics)                                                   500          44,102
Marui Co., Ltd. (Retail)                                                    1,000          14,433
Matsushita Electric Industrial Co.,
Ltd. (Electronics)                                                          2,000          31,305
Mitsui Fudosan Co., Ltd. (Real
Estate Operations)                                                          4,000          43,108
Mizuho Holdings, Inc. (Banks - Foreign)                                         8          37,206
Murata Manufacturing Co., Ltd.
(Electronics)                                                                 300          19,942
Nintendo Co., Ltd. (Leisure)                                                  100          18,202
Nippon Mitsubishi Oil Corp. (Oil & Gas)                                     3,000          16,935
Nippon Telegraph & Telephone Corp.
(Telecommunications)                                                            4          20,848
Nissan Motor Co., Ltd.
(Automobiles/Trucks)                                                       12,000          82,848
Nomura Securities Co., Ltd. (Broker
Services)                                                                   1,000          19,164
NTT Data Corp. (Telecommunications)                                             4          21,811
NTT DoCoMo, Inc.
(Telecommunications)                                                            3          52,201
Oriental Land Co., Ltd. (Leisure)                                             400          29,701
Pioneer Corp. (Electronics)                                                 1,000          30,391
Seven-Eleven Japan Co., Ltd.
(Retail)                                                                    1,000          39,051
Sony Corp. (Electronics)                                                      900          59,177
Takeda Chemical Industries Ltd.
(Medical)                                                                   1,000          46,508
Tokyo Electron Ltd. (Machinery)                                               500          30,270
Toray Industries, Inc. (Textile)                                            8,000          31,946
Yamanouchi Pharmaceutical Co., Ltd.
(Medical)                                                                   1,000          28,065
Yamato Transport Co., Ltd.
(Transport)                                                                 2,000          41,937
                                                                                   --------------
                                                                                          913,590
                                                                                   --------------
Mexico (0.42%)
America Movil SA de CV Ser L (ADR)
(Telecommunications)                                                        1,000          20,860
                                                                                   --------------
Netherlands (5.65%)
Akzo Nobel NV (Chemicals)                                                   1,130          47,881
Heineken NV (Beverages)                                                     1,375          55,501
ING Groep NV (Banks - Foreign)                                                850          55,610
Koninklijke Ahold NV (Retail)                                               1,545          48,444
Qiagen NV* (Medical)                                                        1,400          30,847
Unilever Plc (Food)                                                         5,200          43,866
                                                                                   --------------
                                                                                          282,149
                                                                                   --------------
Portugal (0.91%)
Portugal Telecom, SGPS, SA
(Telecommunications)                                                        6,500          45,389
                                                                                   --------------
Singapore (1.06%)
Singapore Telecommunications Ltd.
(Telecommunications)                                                       51,000          53,183
                                                                                   --------------
South Korea (0.66%)
Korea Telecom Corp. (ADR)
(Telecommunications)                                                        1,500          32,970
                                                                                   --------------
Spain (2.77%)
Iberdrola SA (Utilities)                                                    2,500          32,097
Inditex SA* (Retail)                                                        3,200          51,118
Repsol YPF, SA (Oil & Gas)                                                  2,200          36,356
Telefonica SA (Telecommunications)                                          1,546          19,076
                                                                                   --------------
                                                                                          138,647
                                                                                   --------------
Sweden (2.08%)
Electrolux AB, Ser B (Machinery)                                            3,800          52,598
Svenska Handelsbanken AB (Banks - Foreign)                                  3,600          51,485
                                                                                   --------------
                                                                                          104,083
                                                                                   --------------
Switzerland (3.66%)
Nestle SA (Food)                                                              300          63,791
Novartis AG (Medical)                                                       1,009          36,535
Serona SA* (ADR) (Medical)                                                  1,300          32,435
Swiss Re Co. (Insurance)                                                       25          49,986
                                                                                   --------------
                                                                                          182,747
                                                                                   --------------
Taiwan (1.26%)
Taiwan Semiconductor Manufacturing Co., Ltd.*
(ADR) (Electronics)                                                         2,100          31,899
United Microelectronics Corp.*
(ADR) (Electronics)                                                         3,500          31,150
                                                                                   --------------
                                                                                           63,049
                                                                                   --------------
United Kingdom (18.71%)
Abbey National Plc (Banks - Foreign)                                        1,500          26,300
AstraZeneca Plc (Medical)                                                     800          37,326
Barclays Plc (Banks - Foreign)                                              1,600          49,122
BG Group Plc (Oil & Gas)                                                   13,000          51,308
BP Plc (Oil & Gas)                                                          4,600          37,865
British Airways PLC (Transport)                                             6,700          32,458
British American Tobacco Plc
(Tobacco)                                                                   5,200          39,545
British Sky Broadcasting Group Plc*
(Media)                                                                     5,200          50,090
Centrica Plc (Utilities)                                                   15,640          50,054
Compass Group Plc (Consumer
Services)                                                                   5,500          44,073
Diageo Plc (Beverages)                                                      6,800          74,696
Energis Plc* (Telecommunications)                                           8,450          22,462
GlaxoSmithKline Plc (Medical)                                               1,600          45,066
National Grid Group Plc (Utilities)                                         6,600          48,705
Reckitt Benckiser Plc (Grocery
Products)                                                                   4,100          59,184
Royal Bank of Scotland Group Plc
(Banks - Foreign)                                                           2,300          50,757
Scottish Power Plc (Utilities)                                              5,800          42,719
Shell Transport & Trading Co. Plc
(Oil & Gas)                                                                 6,800          56,597
Shire Pharmaceuticals Group Plc*
(Medical)                                                                   2,400          43,736
Standard Chartered Plc (Banks - Foreign)                                    2,600          33,357
Vodafone Group Plc
(Telecommunications)                                                       17,980          39,881
                                                                                   --------------
                                                                                          935,301
                                                                                   --------------
United States (4.06%)
Amdocs Ltd.* (Telecommunications)                                             400          21,540
Santa Fe International Corp. (Oil & Gas)
                                                                            1,500          43,500
Schlumberger Ltd. (Oil & Gas)                                                 900          47,385
Transocean Sedco Forex, Inc. (Oil & Gas)
                                                                            1,000          41,250
XL Capital Ltd. (Class A)
(Insurance)                                                                   600          49,260
                                                                                   --------------
                                                                                          202,935
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $5,232,978)                                                         (98.12%)      4,904,455
                                                                   --------------  --------------
RIGHTS
Portugal (0.00%)
Portugal Telecom, SGPS, SA*
(Telecommunications)                                                        6,500               0
                                                                                   --------------
TOTAL RIGHTS
(Cost $0)                                                                  (0.00%)              0
                                                                   --------------  --------------
TOTAL COMMON STOCKS AND RIGHTS
(Cost $5,232,978)                                                         (98.12%)      4,904,455
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
Joint Repurchase Agreement (5.24%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bond, 6.875%
due 08-15-25 and U.S. Treasury Note,
5.625% due 11-30-02)                               3.97%                     $262         262,000
                                                                   --------------  --------------

                                                                           NUMBER
                                                                        OF SHARES
                                                                   --------------
Cash Equivalents (20.81%)
Navigator Securities Lending Prime Portfolio**                          1,040,206       1,040,206
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                              (26.05%)      1,302,206
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (124.17%)      6,206,661
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                         (24.17%)     (1,208,085)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)     $4,998,576
                                                                   ==============  ==============

 * Non-income producing security.

** Represents investment of security lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Industry Diversification (Unaudited)
---------------------------------------------------------------------------
The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to the various investment categories.

                                              MARKET VALUE AS A %
INVESTMENT CATEGORIES                          OF FUND NET ASSETS
----------------------                        -------------------
Automobiles/Trucks                                   3.61%
Banks - Foreign                                      9.35
Beverages                                            2.60
Broker Services                                      0.38
Building                                             2.40
Chemicals                                            3.09
Commercial/Industrial Services                       1.82
Computers                                            1.62
Consumer Services                                    0.88
Diversified Operations                               2.30
Electronics                                          4.20
Finance                                              0.59
Food                                                 2.15
Grocery Products                                     1.18
Insurance                                            6.34
Leisure                                              1.82
Machinery                                            3.83
Media                                                1.59
Medical                                             10.64
Oil & Gas                                           11.71
Real  Estate Operations                              1.95
Retail                                               3.76
Rubber - Tires & Misc.                               0.42
Telecommunications                                   9.46
Textile                                              0.64
Tobacco                                              0.79
Transport                                            2.20
Utilities                                            6.80
Short-Term Investments                              26.05
                                                  -------
TOTAL INVESTMENTS                                 124.17%
                                                  =======




John Hancock Funds - Declaration Trust - V.A. Regional Bank Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Regional Bank Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Superregional Banks (7.50%)
Bank One Corp. (OH)                                                         3,000        $107,400
Mellon Financial Corp. (PA)                                                 8,500         391,000
U.S. Bancorp (MN)                                                           5,000         113,950
Wells Fargo & Co. (CA)                                                      6,000         278,580
                                                                                   --------------
                                                                                          890,930
                                                                                   --------------
Banks - Money Center (4.80%)
Citigroup, Inc. (NY)                                                        7,000         369,880
J.P. Morgan Chase & Co. (NY)                                                4,500         200,700
                                                                                   --------------
                                                                                          570,580
                                                                                   --------------
Banks - United States (71.48%)
BancFirst Corp. (OK)                                                        2,500         100,625
BancWest Corp. (HI)                                                         3,000         103,200
BB&T Corp. (NC)                                                             3,000         110,100
Cascade Bancorp (OR)                                                       21,612         302,568
Chittenden Corp. (VT)                                                       5,000         168,250
City National Corp. (CA)                                                    5,000         221,450
Comerica, Inc. (MI)                                                         3,500         201,600
Commerce Bancshares, Inc. (MO)                                             10,047         370,734
Community First Bankshares, Inc. (ND)                                       7,500         172,500
Cullen/Frost Bankers., Inc. (TX)                                            6,500         220,025
Fifth Third Bancorp (OH)                                                    7,092         425,875
Financial Institutions, Inc. (NY)                                           9,000         201,600
First Midwest Bancorp., Inc. (IL)                                           5,000         154,250
FirstMerit Corp. (OH)                                                       5,000         132,000
Independent Bank Corp. (MI)                                                 8,000         196,400
M & T Bank Corp. (NY)                                                       4,000         302,000
Mercantile Bankshares Corp. (MD)                                            9,500         371,735
Mid-State Bancshares (CA)                                                  25,000         456,000
National Commerce Financial Corp.
(TN)                                                                        9,000         219,330
Northern Trust Corp. (IL)                                                   1,500          93,750
Northrim Bank (AK)                                                         16,695         232,227
Pacific Capital Bancorp. (CA)                                              13,500         411,075
PNC Financial Services Group (PA)                                           4,000         263,160
Prosperity Bancshares, Inc. (TX)                                           14,000         335,020
SJNB Financial Corp. (CA)                                                   8,000         345,920
SouthTrust Corp. (AL)                                                       3,000          78,000
Southwest Bancorp. of Texas, Inc.*
(TX)                                                                        5,000         151,050
State Street Corp. (MA)                                                     2,000          98,980
Sterling Bancshares, Inc. (TX)                                             10,000         191,800
Summit Bancshares, Inc. (TX)                                               12,000         225,840
Texas Regional Bancshares, Inc.
(Class A) (TX)                                                              1,750          70,508
Umpqua Holdings Corp. (OR)                                                 33,000         422,730
Valley National Bancorp. (NJ)                                              16,485         467,350
Whitney Holding Corp. (LA)                                                  5,000         234,500
Yardville National Bancorp. (NJ)                                           15,000         210,000
Zions Bancorp. (UT)                                                         4,000         236,000
                                                                                   --------------
                                                                                        8,498,152
                                                                                   --------------
Computers (1.00%)
SEI Investments Co. (PA)                                                    2,500         118,500
                                                                                   --------------
Finance (2.41%)
American Express Co. (NY)                                                   3,000         116,400
Fannie Mae (DC)                                                             2,000         170,300
                                                                                   --------------
                                                                                          286,700
                                                                                   --------------
Insurance (2.06%)
American General Corp. (TX)                                                 1,000          46,450
Hartford Financial Services Group, Inc. (The) (CT)                          2,000         136,800
MetLife, Inc. (NY)                                                          2,000          61,960
                                                                                   --------------
                                                                                          245,210
                                                                                   --------------
Thrifts (4.16%)
Charter One Financial, Inc. (OH)                                            6,017         191,942
First Financial Holdings, Inc. (SC)                                         5,300         121,900
Warren Bancorp., Inc. (MA)                                                 20,000         180,400
                                                                                   --------------
                                                                                          494,242
                                                                                   --------------

TOTAL COMMON STOCK
(Cost $8,818,705)                                                         (93.41%)     11,104,314
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.25%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated  06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,
10.625% due 08-15-15, and 6.250% due
08-15-23,  U.S. Treasury Note 5.625%
due 11-30-02)                                      3.97%                     $743         743,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $743,000)                               (6.25%)        743,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.66%)     11,847,314
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.34%)         40,929
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $11,888,243
                                                                   ==============  ==============
* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. High Yield Bond Fund on June 30, 2001. It is divided into four main categories: bonds, common stocks, preferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group.
Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                             INTEREST       CREDIT        PAR VALUE          MARKET
ISSUER, DESCRIPTION                                              RATE       RATING**  (000s OMITTED)          VALUE
-------------------                                          --------       ------     ------------   -------------
BONDS
Aerospace (0.06%)
Compass Aerospace Corp.,
Gtd Sr Sub Note Ser D
04-15-05 (B)                                                   10.125%         C                $25          $4,000
                                                                                                     --------------
Agricultural Operations (0.05%)
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Note 12-01-06 (R)                                       10.750          Ca                 6           3,000
                                                                                                     --------------
Automobiles/Trucks (1.10%)
AM General Corp.,
Sr Note Ser B 05-01-02                                         12.875          B                 50          48,500
J.B. Poindexter & Co., Inc.,
Sr Note 05-15-04                                               12.500          B                 25          20,750
                                                                                                     --------------
                                                                                                             69,250
                                                                                                     --------------
Banks - United States (0.82%)
Colonial Bank,
Sub Note 06-01-11                                               9.375          BB-               50          51,640
                                                                                                     --------------
Building (1.15%)
Amatek Industries Property Ltd.,
Sr Sub Note (Australia)
02-15-08 (Y)                                                   12.000          B                 25          19,500
WCI Communities, Inc.,
Sr Sub Note 02-15-11 (R)                                       10.625          B                 50          52,500
                                                                                                     --------------
                                                                                                             72,000
                                                                                                     --------------
Business Services - Misc. (0.22%)
AP Holdings, Inc.,
Sr Disc Note, Step Coupon
(11.25%, 03-15-03)
03-15-08 (A)                                                     Zero          CCC+             200          14,000
                                                                                                     --------------
Chemicals (4.91%)
American Pacific Corp.,
Sr Note 03-01-05                                                9.250          BB-               30          30,150
Applied Extrusion Technologies, Inc.,
Sr Note 07-01-11 (R)                                           10.750          B                 50          50,625
Sr Note Ser B 04-01-02                                         11.500          B                 25          25,031
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                           10.125          B                100          98,000
Huntsman ICI Holdings LLC,
Sr Disc Note 12-31-09                                            Zero          B+                75          23,250
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                                 10.625          B+               125          81,250
                                                                                                     --------------
                                                                                                            308,306
                                                                                                     --------------
Consumer Products Misc. (0.37%)
Diamond Brands Operating Corp.,
Sr Sub Note 04-15-08 (B)                                       10.125          D                100          14,000
Indesco International, Inc.,
Sr Sub Note 04-15-08 (B)                                        9.750          D                100           9,000
                                                                                                     --------------
                                                                                                             23,000
                                                                                                     --------------
Containers (3.97%)
Gaylord Container Corp.,
Sr Note Ser B 06-15-07                                          9.375          B-                15           9,600
Sr Sub Note Ser B 02-15-08                                      9.875          CCC+             100          29,000
Kappa Beheer B.V.,
Sr Sub Bond (Netherlands)
07-15-09 (Y)                                                   10.625          B                 75          78,750
Sr Sub Bond, Step Coupon
(12.50%, 07-15-04) (Netherlands)
07-15-09 (A) (E)                                                 Zero          B                100          64,796
Riverwood International Corp.,
Gtd Sr Sub Note 04-01-08                                       10.875          CCC+              70          67,550
                                                                                                     --------------
                                                                                                            249,696
                                                                                                     --------------
Cosmetics & Personal Care (0.12%)
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)                                       11.000          D                 75           7,500
                                                                                                     --------------
Diversified Operations (0.84%)
Diamond Holdings Plc,
Bond (United Kingdom)
02-01-08 #                                                     10.000          B-                50          52,826
                                                                                                     --------------
Energy (3.00%)
AEI Resources, Inc./AEI Resources
Holdings, Inc.,
Gtd Note 12-15-05 (B) (R)                                      10.500          Ca                75          52,500
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                                      9.625          B                 81          84,848
Port Arthur Finance Corp.,
Gtd Sr Sec Note 01-15-09                                       12.500          BB                50          51,000
                                                                                                     --------------
                                                                                                            188,348
                                                                                                     --------------
Finance (1.57%)
Finova Capital Corp.,
Floating Rate Sr Note 06-18-03                                  4.128***       D                 50          47,000
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)                                9.200          A-                50          51,591
                                                                                                     --------------
                                                                                                             98,591
                                                                                                     --------------
Food (4.05%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                           11.875          B-               125         113,750
Mastellone Hermanos S.A.,
Sr Note (Argentina) 04-01-08 (Y)                               11.750          B+               125          68,750
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)                                           13.000          Caa2             120          72,000
                                                                                                     --------------
                                                                                                            254,500
                                                                                                     --------------
Government - Foreign (0.80%)
Panama, Republic of,
Bond (Panama) 02-08-11 (Y)                                      9.625          BB+               50          50,500
                                                                                                     --------------
Insurance (0.81%)
Willis Corroon Corp.,
Gtd Sr Sub Note 02-01-09                                        9.000          B+                50          50,875
                                                                                                     --------------

Leisure (3.05%)
Ameristar Casinos, Inc.,
Sr Sub Note 02-15-09 (R)                                       10.750          B-                50          52,125
Claridge Hotel & Casino Corp.,
1st Mtg Note 02-01-02 (B)                                      11.750          Ca                50           1,500
Fitzgeralds Gaming Corp.,
Gtd Sr Sec Note Ser B
12-15-04 (B)                                                   12.250          Caa1              50          30,000
Penn National Gaming, Inc.,
Sr Sub Note 03-01-08 (R)                                       11.125          B-                25          25,875
SC International Services, Inc.,
Sr Sub Note Ser B 09-01-07                                      9.250          B                 30          32,100
Trump Atlantic City Associates,
1st Mtg Note 05-01-06                                          11.250          B-                75          50,250
                                                                                                     --------------
                                                                                                            191,850
                                                                                                     --------------
Machinery (0.25%)
Glasstech, Inc.,
Sr Note Ser B 07-01-04                                         12.750          B3                25          15,500
                                                                                                     --------------
Manufacturing (0.32%)
ICON Health & Fitness, Inc.,
Gtd Note 09-27-05                                              12.000          B                 22          19,980
                                                                                                     --------------
Media (6.93%)
Antenna TV S.A.,
Sr Note (Germany) 07-01-08 (E)                                  9.750          BB                50          41,927
Callahan Nordheim-Westfalen GmbH,
Sr Note (Germany) 7-15-11 (E)                                  14.125          B-                50          35,362
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon
(12.625%, 03-01-03)
03-01-08 (A)                                                     Zero          B-                50           7,000
Fox Family Worldwide, Inc.,
Sr Disc Note, Step Coupon
(10.25%, 11-01-02)
11-01-07 (A)                                                     Zero          B                 80          71,200
ONO Finance Plc,
Sr Sub Note (United Kingdom)
07-15-10 (E)                                                   14.000          CCC+              50          33,033
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                         12.500          CCC+              35          34,650
Pegasus Satellite Communications, Inc.,
Sr Disc Note, Step Coupon
(13.50%, 03-01-04)
03-01-07 (A)                                                     Zero          CCC+              60          36,600
Regional Independent Media Group Plc,
Sr Disc Note, Step Coupon
(12.875%, 07-01-03)
(United Kingdom)
07-01-08 (A) #                                                   Zero          B-                20          22,539
Sr Note (United Kingdom)
07-01-08 (Y)                                                   10.500          B-                 5           5,050
Sirius Satellite Radio, Inc.,
Sr Disc Note, Step Coupon
(15.00%, 12-01-02)
12-01-07 (A)                                                     Zero          CCC+             110          36,300
United International Holdings, Inc.,
Sr Disc Note, Step Coupon
(10.75%, 02-15-03)
02-15-08 (A)                                                     Zero          B-                75          23,250
XM Satellite Radio, Inc.,
Sr Sec Note 03-15-10                                           14.000          CCC+             150          88,500
                                                                                                     --------------
                                                                                                            435,411
                                                                                                     --------------
Medical (1.89%)
Magellan Health Services, Inc.,
Sr Sub Note 02-15-08                                            9.000          B-               100          94,250
Select Medical Corp.,
Sr Sub Note 06-15-09 (R)                                        9.500          B                 25          24,625
                                                                                                     --------------
                                                                                                            118,875
                                                                                                     --------------
Metal (3.47%)
Doe Run Resources Corp.,
Gtd Sr Note Ser B 03-15-03                                     11.181***       CCC+              25           8,500
Gtd Sr Note Ser B 03-15-05                                     11.250          CCC+              10           3,400
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 11-15-06                                                7.500          CCC               75          50,250
Golden Northwest Aluminum, Inc.,
1st Mtg Note 12-15-06                                          12.000          B+                25          13,000
Great Lakes Acquisition Corp.,
Sr Disc Deb, Step Coupon
(13.125%, 05-15-03)
05-15-09 (A)                                                     Zero          B-               200          80,000
TVX Gold, Inc.,
Conv Sub Note (Canada)
03-28-02 (Y)                                                    5.000          B-               100          63,000
                                                                                                     --------------
                                                                                                            218,150
                                                                                                     --------------
Miscellaneous (0.65%)
Sotheby's Holdings, Inc.,
Note 02-01-09                                                   6.875          BBB               50          41,000
                                                                                                     --------------
Oil & Gas (11.09%)
Comstock Resources, Inc.,
Gtd Sr Note 05-01-07                                           11.250          B                 75          79,500
Frontier Oil Corp.,
Sr Sub Note 11-15-09                                           11.750          B                 50          53,500
Giant Industries, Inc.,
Gtd Sr Sub Note 09-01-07                                        9.000          B+                50          48,500
Sr Sub Note 11-15-03                                            9.750          B+                25          24,563
Great Lakes Carbon Corp.,
Gtd Sr Sub Note Ser B 05-15-08                                 10.250          B-                50          29,500
Key Energy Services, Inc.,
Conv Sub Note 09-15-04 (R)                                      5.000          B2                80          74,000
Conv Sub Note 09-15-04                                          5.000          B2               143         132,275
Sr Sub Note Ser B 01-15-09                                     14.000          B                 93         106,950
Mariner Energy, Inc.,
Sr Sub Note Ser B 08-01-06                                     10.500          B-                10           9,875
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)
06-01-08 (Y)                                                   10.250          B-                55          48,400
Universal Compression, Inc.,
Sr Disc Note, Step Coupon
(9.875%, 02-15-03)
02-15-08 (A)                                                     Zero          B+               100          90,000
                                                                                                     --------------
                                                                                                            697,063
                                                                                                     --------------
Paper & Paper Products (4.84%)
APP China Group Ltd.,
Unit (Sr Disc Note & Warrant)
(Indonesia) 03-15-10 (B) (R) (Y)                               14.000          D                250          37,500
APP Finance (VII) Mauritius Ltd.,
Gtd Note (Indonesia)
04-30-03 (B) (R) (Y)                                            3.500          D                 10             400
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (Y)                                  13.125          BB-              125         125,000
Grupo Industrial Durango S.A.,
Note (Mexico) 08-01-03 (Y)                                     12.625          BB-              125         131,250
Sappi BVI Finance Ltd.,
Gtd Conv Bond (South Africa)
08-01-02 (R) (Y)                                                7.500          BB-               10           9,950
                                                                                                     --------------
                                                                                                            304,100
                                                                                                     --------------
Real Estate Operations (0.02%)
Signature Resorts, Inc.,
Conv Sub Note 01-15-07 (B)                                      5.750          Caa1              35           1,050
                                                                                                     --------------
Retail (0.92%)
Imperial Home Decor Group, Inc,
Gtd Sr Sub Note 03-15-08 (B)                                   11.000          C                125             625
SpinCycle, Inc.,
Sr Disc Note, Step Coupon
(12.75%, 05-01-01)
05-01-05 (A)                                                     Zero          CCC+              25           7,250
St. John Knits International, Inc.,
Sr Sub Note 07-01-09                                           12.500          B-                50          50,000
                                                                                                     --------------
                                                                                                             57,875
                                                                                                     --------------
Steel (1.54%)
Gulf States Steel, Inc. of Alabama,
1st Mtg Bond 04-15-03 (B)                                      13.500          Caa3             100             250
LTV Corp. (The),
Gtd Sr Sub Note 11-15-09 (B)                                   11.750          Ca                50           3,500
Metallurg Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.75%, 07-15-03)
07-15-08 (A)                                                     Zero          CCC+              50          23,000
Metallurg, Inc.,
Gtd Sr Note Ser B 12-01-07                                     11.000          B-                30          27,000
NSM Steel, Inc./NSM Steel Ltd.,
Gtd Sr Sub Mtg Note Ser B
02-01-08 (B) (R)                                               12.250          D                 75             750
Oregon Steel CF&I,
Note 03-31-03 (r)                                               9.500          B                 46          42,321
                                                                                                     --------------
                                                                                                             96,821
                                                                                                     --------------
Telecommunications (6.14%)
CTI Holdings S.A.,
Sr Note, Step Coupon (11.25%,
04-15-03) (Argentina)
04-15-08 (A) (Y)                                                 Zero          B2                75          29,250
Esprit Telecom Group Plc,
Sr Note (Germany) 06-15-08 (B) #                               11.000          D                 40             346
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                                  14.250          B+               100         106,000
GT Group Telecom, Inc.,
Unit (Sr Disc Note & Warrant), Step
Coupon (13.125%, 02-01-05)
02-01-10 (A)                                                    1.000          B-               100          28,000
Jazztel Plc,
Sr Note (United Kingdom)
12-15-09 (E)                                                   13.250          CCC+              50          15,669
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon
(14.00%, 02-01-04)
02-01-09 (A)                                                     Zero          CCC+              15           8,400
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                         11.500          B                 50          33,500
Sr Note Ser B, Step Coupon
(12.375%, 10-01-03)
10-01-08 (A)                                                     Zero          B                100          42,000
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg)
12-01-09 (E)                                                   11.250          B+                25          22,022
Telewest Communications Plc,
Sr Disc Note, Step Coupon
(9.875%, 04-15-04)
(United Kingdom)
04-15-09 (A) #                                                   Zero          B+                25          16,904
United Pan-Europe Communications N.V.,
Sr Note (Netherlands)
11-01-07 (E)                                                   10.875          B                 50          24,139
Sr Note (Netherlands)
11-01-09 (E)                                                   11.250          Caa1              25          12,070
Versatel Telecom International N.V.,
Sr Note (Netherlands)
05-15-08 (Y)                                                   13.250          B-               125          47,500
                                                                                                     --------------
                                                                                                            385,800
                                                                                                     --------------
Textile (1.51%)
Coyne International Enterprises Corp.,
Sr Sub Note 06-01-08                                           11.250          CCC               75          31,500
Steel Heddle Group, Inc.,
Sr Disc Deb, Step Coupon (13.75%,
06-01-03) 06-01-09 (A)                                           Zero          Caa2             200          10,000
Steel Heddle Manufacturing Co.,
Gtd Sr Sub Note Ser B
06-01-08 (B)                                                   10.625          Caa1              50           7,500
Tropical Sportswear International Corp.,
Sr Sub Note Ser A 06-15-08                                     11.000          B-                50          46,000
                                                                                                     --------------
                                                                                                             95,000
                                                                                                     --------------
Transport (7.68%)
Amtran, Inc.,
Sr Note 08-01-04                                               10.500          B+                50          44,000
Cenargo International Plc,
1st Mtg Note (United Kingdom)
06-15-08 (Y)                                                    9.750          B+                20          15,200
CHC Helicopter Corp.,
Sr Sub Note (Canada)
07-15-07 (E)                                                   11.750          B2               100          94,864
Fine Air Services, Inc.,
Sr Note 06-01-08 (B)                                            9.875          Caa1             105           6,296
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                                       13.375          B-               100          92,000
Northwest Airlines Corp.,
Gtd Note 03-15-07                                               8.700          BB               100          96,939
Pacer International, Inc.,
Sr Sub Note 06-01-07                                           11.750          B-                50          49,000
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note 12-31-07 (R)                                       10.500          CC                21          10,716
US Airways, Inc.,
Pass Thru Ctf Ser 1993-A3
03-01-13                                                       10.375          B-                75          73,500
                                                                                                     --------------
                                                                                                            482,515
                                                                                                     --------------
Utilities (1.54%)
CMS Energy Corp.,
Sr Note 10-15-07                                                9.875          BB                25          26,375
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)
11-15-09 (R) (Y)                                                9.625          BB+               68          70,381
                                                                                                     --------------
                                                                                                             96,756
                                                                                                     --------------
Waste Disposal Service & Equip. (2.09%)
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09                                     10.000          B+               125         128,438
Waste Systems International, Inc.,
Gtd Sr Note 01-15-06 (B)                                       11.500          C                 15           3,000
                                                                                                     --------------
                                                                                                            131,438
                                                                                                     --------------
TOTAL BONDS
(Cost $7,053,690)                                                                           (77.77%)      4,887,216
                                                                                     --------------  --------------
                                                                                   NUMBER OF SHARES
                                                                                        OR WARRANTS
                                                                                     --------------
COMMON STOCKS
American Pacific Corp.**                                                                      5,000         $32,200
AMR Corp.**                                                                                   2,000          72,260
Chesapeake Energy Corp.**                                                                     1,872          12,318
Gaylord Container Corp. (Class A)**                                                           6,500           6,825
Grey Wolf, Inc.**                                                                            28,850         115,400
International Wireless
Communications Holdings, Inc.                                                                 2,417           1,329
KLM Royal Dutch Airlines N.V.
(Netherlands) (Y)                                                                                78           1,377
Kraft Foods, Inc. (Class A)**                                                                   255           7,905
Nortek, Inc.**                                                                                  563          17,577
Northwest Airlines Corp.**                                                                    6,500         164,125
Pathmark Stores, Inc.**                                                                       1,046          25,731
Star Gas Partners, L.P.                                                                       3,300          68,805
Waste Systems International, Inc.  (B)**                                                      8,715               0
                                                                                     --------------  --------------
TOTAL COMMON STOCKS
(Cost $732,116)                                                                              (8.37%)        525,852
                                                                                     --------------  --------------

PREFERRED STOCKS AND WARRANTS
Asia Pulp & Paper Co. Ltd., Warrant (R)**                                                       250               3
DIVA Systems Corp., Warrant (R)**                                                               150             188
Gothic Energy Corp., Warrant**                                                                   79              31
HF Holdings, Inc., Warrant**                                                                    212             106
Hills Stores Co., Warrant**                                                                  35,000               0
Nakornthai Strip Mill Plc, Warrant
(Thailand) (R) (Y)**                                                                         63,309              63
Nextel Communications, Inc., 11.125%,
Payment-In-Kind, Ser E, Preferred
Stock                                                                                           208         131,040
ONO Finance Plc, Warrant (United
Kingdom) (R) (Y)**                                                                               50           1,500
Pacific & Atlantic Holdings, Inc., 7.50%,
Preferred Stock                                                                               1,172           5,860
Pathmark Stores, Inc., Warrant**                                                                740           6,497
Smurfit-Stone Container Corp., 7.00%, Ser A,
Preferred Stock                                                                               4,100          79,950
SpinCycle, Inc., Warrant (R)**                                                                   25               0
TimberWest Forest Corp., Unit
(Common & Preferred Shares)
(Canada) #                                                                                   38,000         305,490
Waste Systems International, Inc., 8.00%, Ser E,
Preferred Stock (B)**                                                                           160             160
Waste Systems International, Inc.,
Warrant (B) (R)**                                                                               225               2
XM Satellite Radio Holdings, Inc.,
Warrant (R)**                                                                                   150           3,450
                                                                                                     --------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $737,235)                                                                              (8.50%)        534,340
                                                                                     --------------  --------------
                                                              INTEREST                  PAR VALUE
ISSUER, DESCRIPTION                                             RATE                 (000s OMITTED)
-------------------                                        --------------            --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.35%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S.  Treasury Bonds,
10.625% due  08-15-15 and 6.250% due
08-15-23,  U.S. Treasury Note 5.625%
due 11-30-02)                                                   3.970%                          $85          85,000
                                                                                     --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                                                 (1.35%)         85,000
                                                                                     --------------  --------------
TOTAL INVESTMENTS                                                                           (95.99%)      6,032,408
                                                                                     --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                            (4.01%)        251,952
                                                                                     --------------  --------------
TOTAL NET ASSETS                                                                           (100.00%)     $6,284,360
                                                                                     ==============  ==============

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard and Poor's ratings are not available.

 ** Non-income producing security.

*** Represents rate in effect on June 30, 2001.

  # Par value of foreign bonds and common stocks is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer filed for protection under Federal
    Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $766,994, or 12.20% of net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information, in accordance with the Fund's By- Laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:
                                                                 MARKET           MARKET
                                                             VALUE AS A         VALUE AT
                          ACQUISITION      ACQUISITION        % OF FUND          JUNE 30,
ISSUER, DESCRIPTION              DATE             COST       NET ASSETS             2000
-------------------              ----             ----       ----------             ----
Oregon Steel CF&I            05-14-98          $44,207            0.67%          $42,321

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------
The V.A. High Yield Bond Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the Schedule of Investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to country categories.

                                              MARKET VALUE AS A %
COUNTRY DIVERSIFICATION                        OF FUND NET ASSETS
-----------------------                       -------------------
Argentina                                            1.56%
Australia                                            0.31
Brazil                                               1.29
Canada                                               7.37
Germany                                              1.24
Indonesia                                            0.60
Japan                                                0.82
Luxembourg                                           0.35
Mexico                                               6.88
Netherlands                                          3.64
Norway                                               0.77
Panama                                               0.80
South Africa                                         0.16
United Kingdom                                       2.59
United States                                       67.61
                                                   ------
TOTAL INVESTMENTS                                   95.99%
                                                   ======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

QUALITY DISTRIBUTION
--------------------
A                                                    0.82%
BBB                                                  1.48
BB                                                  11.25
B                                                   51.14
CCC                                                  9.97
CC                                                   1.13
C                                                    0.12
D                                                    1.86
                                                   ------
TOTAL BONDS                                         77.77%
                                                   ======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund"), John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund"), John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund"), John Hancock V.A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund"), John Hancock V.A. International Fund ("V.A. International Fund"), John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund") and John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund") (each a "Fund," collectively, the "Funds") are separate series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series as of June 30, 2001. The other series of the Trust are reported in a separate shareholders' report. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Funds. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. 500 Index Fund is to provide investment results that correspond with the total return performance of the Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"). The investment objective of the V.A. Large Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Mid Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Small Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. International Fund is to seek long-term growth of capital. The investment objective of the V.A. Regional Bank Fund is to seek long-term capital appreciation. The investment objective of the V.A. High Yield Bond Fund is to seek maximum current income without assuming undue risk.

Significant accounting policies of the Funds are as follows:

VALUATION OF INVESTMENTS Securities in the Funds' portfolios are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' respective custodian banks receive delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued, as applicable.

DISCOUNT AND PREMIUM ON SECURITIES The Funds accrete discount and amortize premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds have been capitalized and are being charged to the Funds' operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

BANK BORROWINGS The Funds are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with various banks. This agreement enables the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. The Funds had no borrowing activities under the line of credit during the period ended June 30, 2001.

SECURITIES LENDING The Funds may lend securities to certain qualified brokers who pay the Funds negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2001, the V.A. International Fund loaned securities having a market value of $1,034,602, collateralized by cash in the amount of $1,040,206 and securities with market value of $35,900. The cash collateral was invested in a short-term instrument.

FINANCIAL FUTURES CONTRACTS The Funds may buy and sell financial futures contracts. Buying futures tends to increase the Funds' exposure to the underlying instruments. Selling futures tends to decrease the Funds' exposure to the underlying instruments or hedge other Funds' instruments. At the time the Funds enter into financial futures contracts, they are required to deposit with their custodians specified amounts of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contracts being traded. Each day, the futures contracts are valued at the official settlement price of the board of trade or U.S. commodities exchange on which they trade. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Funds as unrealized gains or losses.

When the contracts are closed, the Funds recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Funds could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Funds' gains and/or losses can be affected as a result of futures contracts.

The Funds had the following open financial futures contracts at June 30, 2001:

                                 OPEN                      UNREALIZED
EXPIRATION                     CONTRACTS      POSITION    DEPRECIATION
--------                       ---------      --------    ------------
V.A. 500 INDEX FUND
SEPT 01                        2 S&P 500        Long        ($18,214)
                                                             =======

At June 30, 2001, the V.A. 500 Index Fund had deposited $34,500 in a segregated account to cover margin requirements on open futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Funds (except for V.A. 500 Index Fund) may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Funds' daily net assets. The Funds record realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statements of Assets and Liabilities. The Funds may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intend to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Funds had the following open forward foreign currency exchange contracts at June 30, 2001:

                                                                UNREALIZED
                             PRINCIPAL AMOUNT   EXPIRATION    APPRECIATION/
CURRENCY                  COVERED BY CONTRACT        MONTH   (DEPRECIATION)
--------                  -------------------   ----------    ------------
V.A. INTERNATIONAL FUND
Buys
Euro                                4,716          Jul 01           ($33)
                                                                 =======

Sells
Japanese Yen                   32,214,883          Sep 01         $3,314
                                                                 =======

V.A. HIGH YIELD BOND FUND
Buys
Euro                               13,000          Jul 01          ($589)
                                                                 =======

Sells
Euro                              246,000          Jul 01        $11,283
Euro                               59,000          Aug 01          2,491
Euro                               54,400          Sep 01            413
Euro                              103,200          Oct 01             38
Pound Sterling                     13,750          Jul 01            398
Pound Sterling                     54,600          Aug 01          1,371
                                                                 -------
                                                                 $15,994
                                                                 =======


FEDERAL INCOME TAXES The Funds qualify as "regulated investment companies" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the following Funds had capital loss carryforwards available to the extent provided by regulators to offset future net realized capital gains:

                               CAPITAL LOSS
                               CARRYFORWARD
                                   EXPIRING
FUND                             12/31/2008
----                             ----------
V.A. Large Cap Growth Fund        1,306,804
V.A. Mid Cap Growth Fund            633,415
V.A. Small Cap Growth Fund        2,089,105
V.A. International Fund             265,560
V.A. Regional Bank Fund           2,212,041


Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identify the dividend. Interest income on investment securities is recorded on the accrual basis. The Funds may place debt obligations on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Funds record distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Funds have an investment management contract with the Adviser. Under the investment management contract, the Funds pay monthly management fees to the Adviser equivalent, on an annual basis, to the following:

                               RATE AS A PERCENTAGE OF
FUND                          AVERAGE DAILY NET ASSETS
----                          ------------------------
V.A. 500 Index Fund                    0.35%
V.A. Large Cap Growth Fund             0.75
V.A. Mid Cap Growth Fund               0.75
V.A. Small Cap Growth Fund             0.75
V.A. International Fund                0.90
V.A. Regional Bank Fund                0.80
V.A. High Yield Bond Fund              0.60

V.A. International Fund and the Adviser have a subadvisory contract with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of subadviser's fees.

The Adviser has agreed to limit the management fee on the V.A. 500 Index Fund to 0.10% of the Fund's average daily net assets, at least until April 30, 2002. Accordingly, the management fee reduction amounted to $15,341 during the period ended June 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has agreed to limit each Fund's expenses (excluding the management fee), to 0.25% of each Fund's average daily net assets at least until April 30, 2002. Accordingly, the reductions in the Funds' expenses for the period ended June 30, 2001 amounted to as follows:

FUND                                           FEE REDUCTION
----                                           -------------
V.A. 500 Index Fund                                  $73,289
V.A. Large Cap Growth Fund                            10,890
V.A. Mid Cap Growth Fund                               7,693
V.A. Small Cap Growth Fund                            15,729
V.A. International Fund                               65,160
V.A. High Yield Bond Fund                              6,302


The Adviser reserves the right to terminate this limitation in the future.

The Funds have an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate 0.02% of the average net assets of the Funds.

The V.A. 500 Index Fund has an agreement with Standard & Poor's ("S&P") to license certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Adviser or the V.A. 500 Index Fund. (Requisite disclosure regarding the use of the Standard & Poor's name is included in the Fund's prospectus.)

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees is borne by the Funds. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds make investments into other John Hancock Funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability are recorded on the Funds' books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

The Adviser and other subsidiaries of John Hancock Life Insurance Company owned the following shares of beneficial interest of the Funds as of June 30, 2001:

FUND                             SHARES OF BENEFICIAL INTEREST
----                             -----------------------------
V.A. International Fund                     234,153
V.A. Regional Bank Fund                      53,285
V.A. High Yield Bond Fund                   303,397

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, were as follows:

FUND                                    PURCHASES           SALES
----                                   -----------       -----------
V.A. 500 Index Fund                       $601,875        $5,080,671
V.A. Large Cap Growth Fund               3,198,286         6,750,088
V.A. Mid Cap Growth Fund                 5,746,356         8,760,588
V.A. Small Cap Growth Fund               6,054,793        10,810,755
V.A. International Fund                 10,407,135         9,595,174
V.A. Regional Bank Fund                  1,100,972         3,794,866
V.A. High Yield Bond Fund                2,295,915         2,023,988


The cost of investments owned at June 30, 2001 (including short-term investments) and gross unrealized appreciation and depreciation of investments for federal income tax purposes, were as follows:

                                                    GROSS           GROSS        NET UNREALIZED
                                                  UNREALIZED      UNREALIZED      APPRECIATION/
FUND                                 COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              -----------    ------------    ------------     ------------
V.A. 500 Index  Fund              $13,903,431      $6,188,493      $1,344,532      $4,843,961
V.A. Large Cap  Growth Fund         6,085,183       1,056,859         813,891         242,968
V.A. Mid Cap  Growth Fund           6,572,548         629,200         768,509        (139,309)
V.A. Small Cap  Growth Fund        11,552,758       3,156,020       1,404,597       1,751,423
V.A. International  Fund            6,537,946         171,218         502,503        (331,285)
V.A. Regional  Bank Fund           $9,630,558      $2,357,634        $140,878      $2,216,756
V.A. High Yield  Bond Fund          8,639,726         299,155       2,906,473      (2,607,318)

NOTE D -
CHANGE IN ACCOUNTING PRINCIPLE

Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but for the V.A. High Yield Bond Fund resulted in a $23,914 reduction in the cost of the investments and a corresponding decrease in unrealized depreciation on investments, based on securities held as of December 31, 2000.

For the V.A. High Yield Bond Fund, the effect of this change in the period ended June 30, 2001 was to decrease net investment income by $7,389, decrease unrealized depreciation on investments by $3,483 and decrease net realized loss on investments by $3,906. The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets for the period ended June 30, 2001 was as follows: decrease in net investment income by $0.01 per share, decrease in net realized and unrealized loss on investments by $0.01 per share and decrease in the ratio of net investment income to average net assets by 0.22%.

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

NOTE E -

SHAREHOLDER MEETING

On April 25, 2001 shareholders of V.A. International Fund approved a new subadvisory management contract among the V.A. International Fund, Adviser and Nicholas-Applegate Capital Management LP (562,916 FOR; 17,927 AGAINST; and 41,896 ABSTAINING).



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Declaration Trust.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."

DVASA   6/01
        8/01

                                                                       Exhibit C

                       JOHN HANCOCK V.S.T. GROWTH & INCOME
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Growth & Income Fund and the John Hancock V.A. Core Equity Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Growth & Income and John Hancock V.A. Core Equity Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Growth & Income Fund of all assets of John Hancock V.A. Core Equity Fund and issuance of John Hancock V.S.T. Growth & Income Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Core Equity Fund.

(b) The deferred organization expense of John Hancock V.A. Core Equity Fund was written off as the Fund would no longer be in existence.

(c) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Growth & Income Fund:
            0.71% for the first $150,000,000 of the Fund's net assets;
            0.69% for the net assets between $150,000,000 and $300,000,000;
            0.67% for the net assets in excess of $300,000,000.

(d) The actual expenses incurred by the John Hancock V.S.T. Growth & Income Fund and the John Hancock V.A. Core Equity Fund for various expenses included on a pro forma basis were reduced to reflect the estimated savings arising from the merger.

(e) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. Growth & Income Fund                               Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000 omitted)

                                                                  John Hancock     John Hancock
                                                                 V.S.T. Growth &    V.A. Core                         Pro-Forma
                                                                  Income Fund      Equity Fund    Adjustments          Combined
                                                                 ---------------   ------------   ------------       -----------
Assets
  Long term investments at cost                                    $ 2,539,202     $    36,204    $         --       $ 2,575,406
  Net unrealized appreciation (depreciation) of investments            221,717           4,780              --           226,497
  Short-term investments at value                                       55,129             558              --            55,687
                                                                   -----------     -----------    ------------       -----------
  Total investments                                                  2,816,048          41,542              --         2,857,590

  Receivable for:
    Investments sold                                                    13,303              22              --            13,325
    Interest and dividends                                               2,031              42              --             2,073
    Other assets                                                            --               1              --                 1
                                                                   -----------     -----------    ------------       -----------
  Total Assets                                                       2,831,382          41,607              --         2,872,989
                                                                   -----------     -----------    ------------       -----------

  Liabilities
  Payables for:
    Investments purchased                                               19,727             305              --            20,032
    Fund shares purchased                                                   --             120              --               120
    Securities on loan                                                   9,945              --              --             9,945
    Payable to affiliates                                                   --              25              --                25
    Other liabilities                                                    1,720              21              --             1,741
                                                                   -----------     -----------    ------------       -----------
  Total Liabilities                                                     31,392             471              --            31,863
                                                                   -----------     -----------    ------------       -----------

  Net assets:
    Capital paid-in                                                  2,963,174          40,154              --         3,003,328
    Accumulated net realized gain (loss) on investments,
      futures and foreign currency transactions                       (385,265)         (3,801)             --          (389,066)

    Undistributed (distribution in excess of)
      net investment income (loss)                                         364               3              --               367

    Net unrealized appreciation  (depreciation) of investments,
      futures and foreign currencies translations                      221,717           4,780              --           226,497
                                                                   -----------     -----------    ------------       -----------
Net assets                                                           2,799,990          41,136              --         2,841,126
                                                                   ===========     ===========    ============       ===========

NET ASSETS
  V.S.T. Growth & Income Fund                                        2,799,990              --          41,136 (a)     2,841,126
  V.A. Core Equity Fund                                                     --          41,136         (41,136)(a)            --
                                                                   -----------     -----------    ------------       -----------
                                                                     2,799,990          41,136              --         2,841,126
                                                                   ===========     ===========    ============       ===========

Shares outstanding:
  V.S.T. Growth & Income Fund                                          217,626              --           3,100 (a)       220,726
  V.A. Core Equity Fund                                                     --           2,469          (2,469)(a)            --
                                                                   -----------     -----------    ------------       -----------
                                                                       217,626           2,469             631           220,726
                                                                   ===========     ===========    ============       ===========

Net asset value per share:
  V.S.T. Growth & Income Fund                                      $     12.87              --              --       $     12.87
  V.A. Core Equity Fund                                                     --     $     16.66    $     (16.66)(a)            --
                                                                   ===========     ===========    ============       ===========

              See Notes to Pro-forma Combined Financial Statements

John Hancock V.S.T. Growth & Income Fund                               Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000 omitted)

                                                                      John Hancock     John Hancock
                                                                     V.S.T. Growth &    V.A. Core                         Pro-Forma
                                                                      Income Fund      Equity Fund    Adjustments          Combined
                                                                     ---------------   ------------   ------------       -----------
Investement Income
  Interest and dividends                                                $  38,881       $     532      $      --          $  39,413
  Securities Lending                                                          172              24             --                196
                                                                        ---------       ---------      ---------          ---------
Total Investment Income                                                    39,053             556             --             39,609
                                                                        ---------       ---------      ---------          ---------

Expenses
  Investment management fee                                                22,818             295            (12)(c)         23,101
  Auditing fees                                                               367              24            (24)(d)            367
  Custodian fees                                                            1,146              27            (13)(d)          1,160
  Fidelity Bond fees                                                            4              --             --                  4
  Accounting and legal services fee                                            --               8             --                  8
  Legal fees                                                                  230              --             -- (d)            230
  Printing & mailing fees                                                   1,991               5             (5)(d)          1,991
  Organization expense                                                         --               2             (2)(b)             --
  Trustees' fee                                                               140               3             --                143
  Registration and filing fees                                                 --              --             --                 --
  Miscellaneous                                                                --               4             --                  4
  Other fees                                                                   87              --             --                 87
  Interest expense                                                             --              --             --                 --
                                                                        ---------       ---------      ---------          ---------
Total Expenses                                                             26,783             368            (56)            27,095

    Less Expense Reductions                                                  (149)             --           (538)(e)           (687)
                                                                        ---------       ---------      ---------          ---------

Net Expenses                                                               26,634             368           (594)            26,408
                                                                        ---------       ---------      ---------          ---------

Net Investment Income                                                      12,419             188            594             13,201
                                                                        ---------       ---------      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investments                                                          (273,187)         (3,524)            --           (276,711)

  Change in net unrealized appreciation (depreciation) of:
    Investments                                                          (531,648)         (2,110)            --           (533,758)
                                                                        ---------       ---------      ---------          ---------

    Net realized and unrealized gain (loss)                              (804,835)         (5,634)            --           (810,469)
                                                                        ---------       ---------      ---------          ---------

    Net increase (decrease) in net assets resulting from operations     $(792,416)      $  (5,446)     $     594          $(797,268)
                                                                        =========       =========      =========          =========

              See Notes to Pro-forma Combined Financial Statements

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION

COMMON STOCK
Aerospace & Defense (1.76%)
Boeing Co.                                                       146,300  $        8,134
General Dynamics Corp.                                           266,000          20,697                    3,800  $          296
United Technologies Corp.                                        277,800          20,352                    5,600             410
                                                                          ---------------                          ---------------
                                                                                  49,183                                      706
                                                                          ---------------                          ---------------

Auto & Truck Parts (0.31%)
Lear Corp. *                                                     244,000           8,516                    4,400             154
                                                                          ---------------                          ---------------

Automobile (0.89%)
Ford Motor Co.                                                   600,000          14,730                   13,000             319
General Motors Corp. - Cl. H                                     506,658          10,260
                                                                          ---------------                          ---------------
                                                                                  24,990                                      319
                                                                          ---------------                          ---------------

Bank (5.01%)
Bank of America Corp.                                            340,000          20,410                    4,600             276
Bank of New York Co., Inc.                                       121,100           5,813
Comerica, Inc.                                                   232,800          13,409                    3,100             178
Fifth Third Bancorp                                              107,900           6,479
FleetBoston Financial Corp.                                      226,600           8,939                    4,100             162
JP Morgan Chase & Co.                                            400,000          17,840                    5,600             250
Mellon Financial Corp.                                           341,400          15,705                    3,300             152
State Street Corp.                                                53,600           2,653
US Bancorp                                                     1,236,000          28,169                   28,400             647
Washington Mutual, Inc.                                          565,200          21,223
                                                                          ---------------                          ---------------
                                                                                 140,640                                    1,665
                                                                          ---------------                          ---------------

Brokerage & Investment Management (0.43%)
Charles Schwab Corp.                                               3,900              60
Goldman Sachs Group, Inc.                                         45,900           3,938
Morgan Stanley, Dean Witter, Discover & Co.                      128,300           8,241
                                                                          ---------------
                                                                                  12,239
                                                                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION

COMMON STOCK
Aerospace & Defense (1.76%)
Boeing Co.                                           146,300  $       8,134
General Dynamics Corp.                               269,800         20,993
United Technologies Corp.                            283,400         20,762
                                                              --------------
                                                                     49,889
                                                              --------------

Auto & Truck Parts (0.31%)
Lear Corp. *                                         248,400          8,670
                                                              --------------

Automobile (0.89%)
Ford Motor Co.                                       613,000         15,049
General Motors Corp. - Cl. H                         506,658         10,260
                                                              --------------
                                                                     25,309
                                                              --------------

Bank (5.01%)
Bank of America Corp.                                344,600         20,686
Bank of New York Co., Inc.                           121,100          5,813
Comerica, Inc.                                       235,900         13,587
Fifth Third Bancorp                                  107,900          6,479
FleetBoston Financial Corp.                          230,700          9,101
JP Morgan Chase & Co.                                405,600         18,090
Mellon Financial Corp.                               344,700         15,857
State Street Corp.                                    53,600          2,653
US Bancorp                                         1,264,400         28,816
Washington Mutual, Inc.                              565,200         21,223
                                                              --------------
                                                                    142,305
                                                              --------------

Brokerage & Investment Management (0.43%)
Charles Schwab Corp.                                   3,900             60
Goldman Sachs Group, Inc.                             45,900          3,938
Morgan Stanley, Dean Witter, Discover & Co.          128,300          8,241
                                                              --------------
                                                                     12,239
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Building (0.01%)
Black & Decker Corp. (The)                                                                                  6,300  $          249
                                                                                                                   ---------------

Chemical (1.80%)
Air Products & Chemicals, Inc.                                   298,700  $       13,666                    5,200             238
Dow Chemical Co.                                                 428,500          14,248                   16,200             539
E.I. du Pont de Nemours & Co.                                    125,230           6,041
Praxair, Inc.                                                    346,200          16,271                    5,800             272
                                                                          ---------------                          ---------------
                                                                                  50,226                                    1,049
                                                                          ---------------                          ---------------

Commercial Sevices (0.87%)
Avery Dennison Corp.                                             219,400          11,200
Concord EFS, Inc.                                                150,600           7,833
Omnicom Group, Inc.                                               22,400           1,926
TMP Worldwide, Inc.                                               60,800           3,648
                                                                          ---------------
                                                                                  24,607
                                                                          ---------------

Computer Equipment (6.00%)
Brocade Communications Systems, Inc.                              55,800           2,455
Cisco Systems, Inc.*                                                                                        8,600             156
Dell Computer Corp. *                                            921,600          24,100                   14,000             366
EMC Corp. *                                                      115,100           3,344
Gateway, Inc.                                                    144,100           2,370
Intel Corp.                                                    2,077,100          60,755                   31,600             924
International Business Machines Corp.                            418,600          47,302                    6,300             712
Lexmark International Group, Inc. - Cl. A                        265,400          17,848                    7,800             525
McData Corp.                                                     154,100           2,704
Veritas Software Corp. *                                         105,500           7,019
                                                                          ---------------                          ---------------
                                                                                 167,897                                    2,683
                                                                          ---------------                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Building (0.01%)
Black & Decker Corp. (The)                             6,300  $         249
                                                              --------------

Chemical (1.80%)
Air Products & Chemicals, Inc.                       303,900         13,904
Dow Chemical Co.                                     444,700         14,787
E.I. du Pont de Nemours & Co.                        125,230          6,041
Praxair, Inc.                                        352,000         16,543
                                                              --------------
                                                                     51,275
                                                              --------------

Commercial Sevices (0.87%)
Avery Dennison Corp.                                 219,400         11,200
Concord EFS, Inc.                                    150,600          7,833
Omnicom Group, Inc.                                   22,400          1,926
TMP Worldwide, Inc.                                   60,800          3,648
                                                              --------------
                                                                     24,607
                                                              --------------

Computer Equipment (6.00%)
Brocade Communications Systems, Inc.                  55,800          2,455
Cisco Systems, Inc.*                                   8,600            156
Dell Computer Corp. *                                935,600         24,466
EMC Corp. *                                          115,100          3,344
Gateway, Inc.                                        144,100          2,370
Intel Corp.                                        2,108,700         61,679
International Business Machines Corp.                424,900         48,014
Lexmark International Group, Inc. - Cl. A            273,200         18,373
McData Corp.                                         154,100          2,704
Veritas Software Corp. *                             105,500          7,019
                                                              --------------
                                                                    170,580
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Computer Software & Services (8.24%)
Adobe Systems, Inc. *                                            183,100  $        8,606                    2,300  $          108
Cadence Design Systems, Inc. *                                   386,200           7,195                    6,000             112
Check Point Software Technologies, Ltd. *                        105,200           5,320
Electronic Data Systems Corp. *                                  283,400          17,712                    6,100             381
First Data Corp.                                                 192,900          12,394                    4,000             257
Fiserv, Inc. *                                                   156,100           9,987                    3,500             224
Micromuse, Inc. *                                                119,200           3,336
Microsoft Corp.                                                1,808,900         132,050                   25,500           1,861
Oracle Corp. *                                                   886,000          16,834                   17,100             325
Parametric Technology Corp.                                       42,400             593
Peoplesoft, Inc.                                                 109,900           5,410                    3,000             148
Siebel Systems, Inc. *                                           112,000           5,253
SunGard Data Systems, Inc.                                       181,700           5,453                   14,100             423
                                                                          ---------------                          ---------------
                                                                                 230,143                                    3,839
                                                                          ---------------                          ---------------

Consumer Miscellaneous (0.67%)
Black & Decker Corp.                                             305,700          12,063
Harley-Davidson, Inc.                                            147,100           6,925
                                                                          ---------------
                                                                                  18,988
                                                                          ---------------

Cosmetic & Personal Care (1.61%)
Avon Products, Inc.                                              244,100          11,297                    6,000             278
Colgate-Palmolive Co.                                            164,900           9,727
Procter & Gamble Co.                                             176,000          11,229
Unilever NV - NY Shares                                          217,700          12,968                    2,300             137
                                                                          ---------------                          ---------------
                                                                                  45,221                                      415
                                                                          ---------------                          ---------------

Diversified Operations (8.12%)
Amgen, Inc.                                                      150,700           9,144
Danaher Corp.                                                    193,500          10,836
General Electric Co.                                           3,401,330         165,815                   39,300           1,916
Tyco International, Ltd.                                         774,800          42,227                   12,800             697
                                                                          ---------------                          ---------------
                                                                                 228,022                                    2,613
                                                                          ---------------                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Computer Software & Services (8.24%)
Adobe Systems, Inc. *                                185,400  $       8,714
Cadence Design Systems, Inc. *                       392,200          7,307
Check Point Software Technologies, Ltd. *            105,200          5,320
Electronic Data Systems Corp. *                      289,500         18,093
First Data Corp.                                     196,900         12,651
Fiserv, Inc. *                                       159,600         10,211
Micromuse, Inc. *                                    119,200          3,336
Microsoft Corp.                                    1,834,400        133,911
Oracle Corp. *                                       903,100         17,159
Parametric Technology Corp.                           42,400            593
Peoplesoft, Inc.                                     112,900          5,558
Siebel Systems, Inc. *                               112,000          5,253
SunGard Data Systems, Inc.                           195,800          5,876
                                                              --------------
                                                                    233,982
                                                              --------------

Consumer Miscellaneous (0.67%)
Black & Decker Corp.                                 305,700         12,063
Harley-Davidson, Inc.                                147,100          6,925
                                                              --------------
                                                                     18,988
                                                              --------------

Cosmetic & Personal Care (1.61%)
Avon Products, Inc.                                  250,100         11,575
Colgate-Palmolive Co.                                164,900          9,727
Procter & Gamble Co.                                 176,000         11,229
Unilever NV - NY Shares                              220,000         13,105
                                                              --------------
                                                                     45,636
                                                              --------------

Diversified Operations (8.12%)
Amgen, Inc.                                          150,700          9,144
Danaher Corp.                                        193,500         10,836
General Electric Co.                               3,440,630        167,731
Tyco International, Ltd.                             787,600         42,924
                                                              --------------
                                                                    230,635
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Electric Power (1.96%)
Allegheny Energy, Inc.                                           241,800  $       11,667
Duke Energy Co.                                                  400,000          15,604
Exelon Corp.                                                     335,500          21,512
Mirant Corp.                                                     194,400           6,687                    5,600  $          193
                                                                          ---------------                          ---------------
                                                                                  55,470                                      193
                                                                          ---------------                          ---------------

Electrical Equipment (0.24%)
Best Buy Co., Inc.                                               106,800           6,784
                                                                          ---------------

Electronic Components (0.06%)
Electronic Arts, Inc.                                             28,400           1,644
                                                                          ---------------

Electronic Products & Services (4.88%)
Analog Devices, Inc.                                             232,400          10,051                    4,200             182
Applera Corporation - Applied Biosystems Group                    86,700           2,319
Applied Materials, Inc. *                                        357,300          17,544                    4,100             201
Applied Micro Circuits Corp. *                                   133,900           2,303
Celestica, Inc.                                                   49,300           2,539
Cisco Systems, Inc.                                            1,483,100          26,992
Emulex Corp.                                                      78,800           3,184
Integrated Device Technology, Inc.                                55,800           1,768
KLA-Tencor Corp. *                                               237,363          13,879                    3,300             193
LSI Logic Corp.                                                  350,000           6,580                    7,000             132
Marvell Technology Group, Ltd. *                                 140,600           3,782
Maxim Integrated Products, Inc. *                                262,432          11,602                    3,600             159
Parker- Hannifin Corp.                                                                                      3,700             157
Sanmina Corp. *                                                  114,200           2,673
Tektronix, Inc.                                                  288,900           7,844
Texas Instruments, Inc.                                          476,500          15,010                    7,800             245
Xilinx, Inc. *                                                   219,300           9,044                    3,100             128
                                                                          ---------------                          ---------------
                                                                                 137,114                                    1,397
                                                                          ---------------                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Electric Power (1.96%)
Allegheny Energy, Inc.                               241,800  $      11,667
Duke Energy Co.                                      400,000         15,604
Exelon Corp.                                         335,500         21,512
Mirant Corp.                                         200,000          6,880
                                                              --------------
                                                                     55,663
                                                              --------------

Electrical Equipment (0.24%)
Best Buy Co., Inc.                                   106,800          6,784
                                                              --------------

Electronic Components (0.06%)
Electronic Arts, Inc.                                 28,400          1,644
                                                              --------------

Electronic Products & Services (4.88%)
Analog Devices, Inc.                                 236,600         10,233
Applera Corporation - Applied Biosystems Group        86,700          2,319
Applied Materials, Inc. *                            361,400         17,745
Applied Micro Circuits Corp. *                       133,900          2,303
Celestica, Inc.                                       49,300          2,539
Cisco Systems, Inc.                                1,483,100         26,992
Emulex Corp.                                          78,800          3,184
Integrated Device Technology, Inc.                    55,800          1,768
KLA-Tencor Corp. *                                   240,663         14,072
LSI Logic Corp.                                      357,000          6,712
Marvell Technology Group, Ltd. *                     140,600          3,782
Maxim Integrated Products, Inc. *                    266,032         11,761
Parker- Hannifin Corp.                                 3,700            157
Sanmina Corp. *                                      114,200          2,673
Tektronix, Inc.                                      288,900          7,844
Texas Instruments, Inc.                              484,300         15,255
Xilinx, Inc. *                                       222,400          9,172
                                                              --------------
                                                                    138,511
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Energy - Alternative Source (0.29%)
El Paso Corp.                                                    155,900  $        8,191
                                                                          ---------------

Financial Services (0.76%)
Providian Financial Corp. *                                      120,000           7,104
Stillwell Financial, Inc.                                        362,500          12,165
Citigroup, Inc.                                                                                            32,600  $        1,723
Concord EFS, Inc.*                                                                                          4,100             213
Washington Mutual, Inc.                                                                                    12,450             467
                                                                          ---------------                          ---------------
                                                                                  19,269                                    2,403
                                                                          ---------------                          ---------------

Food, Beverage & Tobacco (3.42%)
Anheuser-Busch Cos., Inc.                                        247,200          10,185                    4,600             190
Coca-Cola Co.                                                    300,000          13,500
Kraft Foods, Inc. CL A*                                          163,800           5,078                    3,000              93
Pepsi Bottling Group, Inc.                                         6,900             277
PepsiCo, Inc.                                                    549,800          24,301                    5,800             256
Philip Morris Cos., Inc.                                         837,900          42,523                   15,600             792
                                                                          ---------------                          ---------------
                                                                                  95,864                                    1,331
                                                                          ---------------                          ---------------

Health Care Products (12.37%)
Abbott Laboratories                                              308,000          14,787
Allergan, Inc.                                                   132,500          11,329
American Home Products Corp.                                     608,200          35,543
Andrx Corp. *                                                     32,300           2,487
Bristol-Myers Squibb Co.                                         436,000          22,803
Eli Lilly & Co.                                                  112,400           8,318
Forest Laboratories, Inc. *                                       31,000           2,201
Genetech, Inc. *                                                 104,000           5,731
Ivax Corp.                                                        61,650           2,404
Johnson & Johnson                                              1,057,704          52,885
King Pharmaceuticals, Inc. *                                      64,500           3,467
MedImmune, Inc. *                                                108,900           5,140
Medtronic, Inc.                                                  173,600           7,987

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Energy - Alternative Source (0.29%)
El Paso Corp.                                        155,900  $       8,191
                                                              --------------

Financial Services (0.76%)
Providian Financial Corp. *                          120,000          7,104
Stillwell Financial, Inc.                            362,500         12,165
Citigroup, Inc.                                       32,600          1,723
Concord EFS, Inc.*                                     4,100            213
Washington Mutual, Inc.                               12,450            467
                                                              --------------
                                                                     21,672
                                                              --------------

Food, Beverage & Tobacco (3.42%)
Anheuser-Busch Cos., Inc.                            251,800         10,375
Coca-Cola Co.                                        300,000         13,500
Kraft Foods, Inc. CL A*                              166,800          5,171
Pepsi Bottling Group, Inc.                             6,900            277
PepsiCo, Inc.                                        555,600         24,557
Philip Morris Cos., Inc.                             853,500         43,315
                                                              --------------
                                                                     97,195
                                                              --------------

Health Care Products (12.37%)
Abbott Laboratories                                  308,000         14,787
Allergan, Inc.                                       132,500         11,329
American Home Products Corp.                         608,200         35,543
Andrx Corp. *                                         32,300          2,487
Bristol-Myers Squibb Co.                             436,000         22,803
Eli Lilly & Co.                                      112,400          8,318
Forest Laboratories, Inc. *                           31,000          2,201
Genetech, Inc. *                                     104,000          5,731
Ivax Corp.                                            61,650          2,404
Johnson & Johnson                                  1,057,704         52,885
King Pharmaceuticals, Inc. *                          64,500          3,467
MedImmune, Inc. *                                    108,900          5,140
Medtronic, Inc.                                      173,600          7,987

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Merck & Co., Inc.                                                493,100  $       31,514
Pfizer, Inc.                                                   2,726,300         109,188
Pharmacia Corp.                                                  181,700           8,349
Schering-Plough Corp.                                            570,100          20,661
UnitedHealth Group, Inc.                                         105,700           6,527
                                                                          ---------------
                                                                                 351,321
                                                                          ---------------

Health Care Services (0.72%)
Lincare Holdings, Inc.                                           137,400           4,123                    5,400  $          162
Tenet Healthcare Corp.                                           130,000           6,707
Trigon Healthcare, Inc.                                          144,700           9,384                    2,700             175
                                                                          ---------------                          ---------------
                                                                                  20,214                                      337
                                                                          ---------------                          ---------------

Insurance (4.09%)
American International Group, Inc.                               407,500          35,045                    5,600             482
Hartford Financial Services Group, Inc.                          349,600          23,913                    4,900             335
Lincoln National Corp.                                           412,200          21,331                    5,600             290
St. Paul Cos., Inc.                                              381,100          19,318                    6,500             329
Torchmark, Inc.                                                  210,100           8,448                    4,300             173
XL Capital, Ltd. - Cl. A                                          78,900           6,478                    2,200             181
                                                                          ---------------                          ---------------
                                                                                 114,533                                    1,790
                                                                          ---------------                          ---------------

Leisure & Recreation (0.18%)
Sabre Group Holdings, Inc.                                       100,000           5,000                    3,800             190
                                                                          ---------------                          ---------------

Manufacturing (0.00%)
Danaher Corp.                                                                                               2,300             129
                                                                                                                   ---------------

Media - TV / Radio (5.16%)
AOL Time Warner, Inc. *                                        1,636,250          86,722                   20,600           1,092
BEA Systems, Inc.                                                148,100           4,548
Clear Channel Communications, Inc. *                             229,700          14,402
The Walt Disney Co.                                              487,300          14,078                    7,500             217
Viacom, Inc. - Cl. B*                                            489,299          25,321                    7,200             372
                                                                          ---------------                          ---------------
                                                                                 145,071                                    1,681
                                                                          ---------------                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Merck & Co., Inc.                                    493,100  $      31,514
Pfizer, Inc.                                       2,726,300        109,188
Pharmacia Corp.                                      181,700          8,349
Schering-Plough Corp.                                570,100         20,661
UnitedHealth Group, Inc.                             105,700          6,527
                                                              --------------
                                                                    351,321
                                                              --------------

Health Care Services (0.72%)
Lincare Holdings, Inc.                               142,800          4,285
Tenet Healthcare Corp.                               130,000          6,707
Trigon Healthcare, Inc.                              147,400          9,559
                                                              --------------
                                                                     20,551
                                                              --------------

Insurance (4.09%)
American International Group, Inc.                   413,100         35,527
Hartford Financial Services Group, Inc.              354,500         24,248
Lincoln National Corp.                               417,800         21,621
St. Paul Cos., Inc.                                  387,600         19,647
Torchmark, Inc.                                      214,400          8,621
XL Capital, Ltd. - Cl. A                              81,100          6,659
                                                              --------------
                                                                    116,323
                                                              --------------

Leisure & Recreation (0.18%)
Sabre Group Holdings, Inc.                           103,800          5,190
                                                              --------------

Manufacturing (0.00%)
Danaher Corp.                                          2,300            129
                                                              --------------

Media - TV / Radio (5.16%)
AOL Time Warner, Inc. *                            1,656,850         87,814
BEA Systems, Inc.                                    148,100          4,548
Clear Channel Communications, Inc. *                 229,700         14,402
The Walt Disney Co.                                  494,800         14,295
Viacom, Inc. - Cl. B*                                496,499         25,693
                                                              --------------
                                                                    146,752
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Medical (0.16%)
Abbott Laboratories                                                                                         5,400  $          259
Allergan, Inc. *                                                                                            2,000             171
American Home Products Corp.                                                                                7,400             432
Bristol-Myers Squibb Co.                                                                                    7,800             408
Invitrogen Corp.*                                                                                           2,000             111
Johnson & Johnson                                                                                          14,618             731
Laboratory Corp. of America Holdings*                                                                       2,200             169
Merck & Co., Inc.                                                                                           9,400             601
Pfizer, Inc.                                                                                               34,000           1,362
Pharmacia Corp.                                                                                             3,600             165
Schering-Plough Corp.                                                                                       4,100             149
                                                                                                                   ---------------
                                                                                                                            4,558
                                                                                                                   ---------------

Metals & Mining (0.80%)
Minnesota Mining & Manufacturing Co.                             197,100  $       22,489                    3,300             377
                                                                          ---------------                          ---------------

Mortgage Banking (0.03%)
Fannie Mae                                                                                                  9,100             775
                                                                                                                   ---------------

Natural Gas Distribution (0.88%)
Enron Corp.                                                      509,900          24,985
                                                                          ---------------

Office (0.01%)
Avery Dennison Corp.                                                                                        3,600             184
                                                                                                                   ---------------

Oil (1.46%)
Baker Hughes, Inc.                                               300,000          10,050
Royal Dutch Petroleum Co. - NY Shares                            540,100          31,472
                                                                          ---------------
                                                                                  41,522
                                                                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Medical (0.16%)
Abbott Laboratories                                    5,400  $         259
Allergan, Inc. *                                       2,000            171
American Home Products Corp.                           7,400            432
Bristol-Myers Squibb Co.                               7,800            408
Invitrogen Corp.*                                      2,000            111
Johnson & Johnson                                     14,618            731
Laboratory Corp. of America Holdings*                  2,200            169
Merck & Co., Inc.                                      9,400            601
Pfizer, Inc.                                          34,000          1,362
Pharmacia Corp.                                        3,600            165
Schering-Plough Corp.                                  4,100            149
                                                              --------------
                                                                      4,558
                                                              --------------

Metals & Mining (0.80%)
Minnesota Mining & Manufacturing Co.                 200,400         22,866
                                                              --------------

Mortgage Banking (0.03%)
Fannie Mae                                             9,100            775
                                                              --------------

Natural Gas Distribution (0.88%)
Enron Corp.                                          509,900         24,985
                                                              --------------

Office (0.01%)
Avery Dennison Corp.                                   3,600            184
                                                              --------------

Oil (1.46%)
Baker Hughes, Inc.                                   300,000         10,050
Royal Dutch Petroleum Co. - NY Shares                540,100         31,472
                                                              --------------
                                                                     41,522
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Oil & Natural Gas Exploration & Production (4.31%)
Apache Corp.                                                                                                2,500  $          127
Chevron Corp.                                                    174,000  $       15,747                    3,000             271
El Paso Corp.                                                                                               2,300             121
Enron Corp.                                                                                                 7,000             343
Exxon Mobil Corp.                                                842,870          73,625                   14,112           1,233
Kerr-McGee Corp.                                                 168,200          11,147                    2,400             159
Royal Dutch Petroleum Co. (ADR) (Netherlands)                                                               9,600             559
Transocean Sedco Forex, Inc.                                      50,450           2,081
USX-Marathon Group                                               572,500          16,894                    5,800             171
                                                                          ---------------                          ---------------
                                                                                 119,494                                    2,984
                                                                          ---------------                          ---------------

Paper & Forest Products (0.41%)
Kimberly-Clark Corp.                                             203,000          11,348                    4,100             229
                                                                          ---------------                          ---------------

Personal & Commercial Lending (2.88%)
Citigroup, Inc.                                                1,549,000          81,849
                                                                          ---------------

Real Estate Operations (0.05%)
HomeStore.com, Inc.                                               39,800           1,391
                                                                          ---------------

Retail - Department Stores (7.75%)
Abercrombie & Fitch Co. (Class A) *                              197,700           8,798                    4,100             183
Bed Bath & Beyond, Inc. *                                        300,500           9,376                    5,600             168
CVS Corp.                                                        263,900          10,187                    4,600             177
Home Depot, Inc.                                                 559,600          26,049                    6,600             307
Kohl's Corp. *                                                   393,500          24,684                    7,900             496
Lowe's Cos., Inc.                                                402,766          29,221                    9,200             667
May Department Stores Co.                                        271,100           9,288                    7,400             254
Talbots, Inc.                                                    128,000           5,600
Target Corp.                                                     338,300          11,705                    5,600             194
TJX Cos., Inc.                                                   499,100          15,906                    9,700             309
Wal-Mart Stores, Inc.                                          1,348,900          65,826                   14,800             722
                                                                          ---------------                          ---------------
                                                                                 216,640                                    3,477
                                                                          ---------------                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Oil & Natural Gas Exploration & Production (4.31%)
Apache Corp.                                           2,500  $         127
Chevron Corp.                                        177,000         16,018
El Paso Corp.                                          2,300            121
Enron Corp.                                            7,000            343
Exxon Mobil Corp.                                    856,982         74,858
Kerr-McGee Corp.                                     170,600         11,306
Royal Dutch Petroleum Co. (ADR) (Netherlands)          9,600            559
Transocean Sedco Forex, Inc.                          50,450          2,081
USX-Marathon Group                                   578,300         17,065
                                                              --------------
                                                                    122,478
                                                              --------------

Paper & Forest Products (0.41%)
Kimberly-Clark Corp.                                 207,100         11,577
                                                              --------------

Personal & Commercial Lending (2.88%)
Citigroup, Inc.                                    1,549,000         81,849
                                                              --------------

Real Estate Operations (0.05%)
HomeStore.com, Inc.                                   39,800          1,391
                                                              --------------

Retail - Department Stores (7.75%)
Abercrombie & Fitch Co. (Class A) *                  201,800          8,981
Bed Bath & Beyond, Inc. *                            306,100          9,544
CVS Corp.                                            268,500         10,364
Home Depot, Inc.                                     566,200         26,356
Kohl's Corp. *                                       401,400         25,180
Lowe's Cos., Inc.                                    411,966         29,888
May Department Stores Co.                            278,500          9,542
Talbots, Inc.                                        128,000          5,600
Target Corp.                                         343,900         11,899
TJX Cos., Inc.                                       508,800         16,215
Wal-Mart Stores, Inc.                              1,363,700         66,548
                                                              --------------
                                                                    220,117
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Retail - Drug Stores (0.26%)
Rite Aid Corp.                                                    15,000  $          135
Walgreen Co.                                                     210,300           7,182                    3,900  $          133
                                                                          ---------------                          ---------------
                                                                                   7,317                                      133
                                                                          ---------------                          ---------------

Retail - Food (0.17%)
Starbucks Corp. *                                                210,700           4,846
                                                                          ---------------

Soap & Cleaning Preparations (0.01%)
Colgate-Palmolive Co.                                                                                       4,100             242
Procter & Gamble Co. (The)                                                                                  3,100             198
                                                                                                                   ---------------
                                                                                                                              440
                                                                                                                   ---------------

Telecommunication Equipment (2.61%)
Ciena Corp. *                                                     96,900           3,682
Comverse Technology, Inc.                                        219,400          12,528                    1,800             103
Linear Technology Corp.                                          339,700          15,022                    4,900             217
Micron Technology, Inc.                                          181,100           7,443
Nokia Oyj - ADR                                                  200,000           4,408
Qualcomm, Inc. *                                                 382,000          22,339                    4,500             263
RF Micro Devices, Inc.                                           105,000           2,832
Scientific-Atlanta, Inc. *                                        76,200           3,094
Sonus Networks, Inc. *                                            99,200           2,317
                                                                          ---------------                          ---------------
                                                                                  73,665                                      583
                                                                          ---------------                          ---------------

Telecommunication Services (3.18%)
Broadwing, Inc.                                                  452,100          11,054                    6,700             164
EchoStar Communications Corp. - Cl. A*                           195,400           6,335
Sprint PCS (PCS Group) *                                         809,500          19,549                   11,700             282
Verizon Communications                                           971,600          51,981                   18,300             979
                                                                          ---------------                          ---------------
                                                                                  88,919                                    1,425
                                                                          ---------------                          ---------------

Telephone (2.33%)
AT&T Corp. - Liberty Media Group - Cl. A                         704,262          12,318                   16,400             287
Qwest Communications International, Inc.                       1,080,300          34,429                   17,000             542
SBC Communications, Inc.                                         196,800           7,884
Telephone and Data Systems, Inc.                                  96,500          10,494                    1,800             195
                                                                          ---------------                          ---------------
                                                                                  65,125                                    1,024
                                                                          ---------------                          ---------------

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Retail - Drug Stores (0.26%)
Rite Aid Corp.                                        15,000  $         135
Walgreen Co.                                         214,200          7,315
                                                              --------------
                                                                      7,450
                                                              --------------

Retail - Food (0.17%)
Starbucks Corp. *                                    210,700          4,846
                                                              --------------

Soap & Cleaning Preparations (0.01%)
Colgate-Palmolive Co.                                  4,100            242
Procter & Gamble Co. (The)                             3,100            198
                                                              --------------
                                                                        440
                                                              --------------

Telecommunication Equipment (2.61%)
Ciena Corp. *                                         96,900          3,682
Comverse Technology, Inc.                            221,200         12,631
Linear Technology Corp.                              344,600         15,239
Micron Technology, Inc.                              181,100          7,443
Nokia Oyj - ADR                                      200,000          4,408
Qualcomm, Inc. *                                     386,500         22,602
RF Micro Devices, Inc.                               105,000          2,832
Scientific-Atlanta, Inc. *                            76,200          3,094
Sonus Networks, Inc. *                                99,200          2,317
                                                              --------------
                                                                     74,248
                                                              --------------

Telecommunication Services (3.18%)
Broadwing, Inc.                                      458,800         11,218
EchoStar Communications Corp. - Cl. A*               195,400          6,335
Sprint PCS (PCS Group) *                             821,200         19,831
Verizon Communications                               989,900         52,960
                                                              --------------
                                                                     90,344
                                                              --------------

Telephone (2.33%)
AT&T Corp. - Liberty Media Group - Cl. A             720,662         12,605
Qwest Communications International, Inc.           1,097,300         34,971
SBC Communications, Inc.                             196,800          7,884
Telephone and Data Systems, Inc.                      98,300         10,689
                                                              --------------
                                                                     66,149
                                                              --------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Core Equity Fund, combined on June 30, 2001.

                                                ----------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                      V.A. Core Equity
                                                ----------------------------------------------------------------------------------
                                                              NUMBER OF    MARKET VALUE                NUMBER OF    MARKET VALUE
                                                  INTEREST    SHARES OR       (000's       INTEREST    SHARES OR       (000's
                                                    RATE       WARRANTS      OMITTED)        RATE       WARRANTS      OMITTED)
                                                ----------------------------------------------------------------------------------
ISSUER DESCRIPTION
Utilities (0.06%)
Allegheny Energy, Inc.                                                                                      4,400  $          212
Duke Energy Corp.                                                                                          16,500             644
Exelon Corp.                                                                                                8,100             519
SBC Communications, Inc.                                                                                    6,900             277
                                                                                                                   ---------------
                                                                                                                            1,652
                                                                                                                   ---------------

U.S. Government Agencies (1.41%)
Federal National Mortgage Assoc.                                 471,900  $       40,182
                                                                          ---------------

                                                                          ---------------                          ---------------
TOTAL COMMON STOCK (98.62%)                                                    2,760,919                                   40,984
                                                                          ---------------                          ---------------

                                                              PAR VALUE                                PAR VALUE
                                                                (000's                                   (000's
                                                               OMITTED)                                 OMITTED)
                                                             ------------                             ------------
SHORT-TERM INVESTMENTS (1.59%)
Investments in joint trading account
3.97% due 07/02/01                                   3.970%   $  45,184          45,184

Joint Repurchase Agreement (0.02%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury Bonds,
10.625% due 08-15-15 and 6.250% due 08-15-23,
U.S. Treasury Note 5.625% due 11-30-02) - Note B                                               3.97%      $   558             558

CASH EQUIVALENTS (0.35%)
Navigator Securities Lending Prime Portfolio**                 9,944,668           9,945
                                                                          ---------------                          ---------------
TOTAL SHORT TERM INVESTMENTS (1.96%)                                              55,129                                      558
                                                                          ---------------                          ---------------

                     TOTAL INVESTMENTS (100.58%)                               2,816,048                                   41,542
                                                                          ---------------                          ---------------
       OTHER ASSETS AND LIABILITIES, NET (0.58%)                                 (16,058)                                    (406)
                                                                          ---------------                          ---------------
                            NET ASSETS (100.00%)                          $    2,799,990                           $       41,136
                                                                          ===============                          ===============

                                                -----------------------------
                                                          Combined
                                                -----------------------------
                                                  NUMBER OF    MARKET VALUE
                                                  SHARES OR       (000's
                                                   WARRANTS      OMITTED)
                                                -----------------------------
ISSUER DESCRIPTION
Utilities (0.06%)
Allegheny Energy, Inc.                                 4,400  $         212
Duke Energy Corp.                                     16,500            644
Exelon Corp.                                           8,100            519
SBC Communications, Inc.                               6,900            277
                                                              --------------
                                                                      1,652
                                                              --------------

U.S. Government Agencies (1.41%)
Federal National Mortgage Assoc.                     471,900         40,182
                                                              --------------

                                                              --------------
TOTAL COMMON STOCK (98.62%)                                       2,801,903
                                                              --------------

                                                  PAR VALUE
                                                    (000's
                                                   OMITTED)
                                                 ------------
SHORT-TERM INVESTMENTS (1.59%)
Investments in joint trading account
3.97% due 07/02/01                                $   45,184         45,184

Joint Repurchase Agreement (0.02%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury Bonds,
10.625% due 08-15-15 and 6.250% due 08-15-23,
U.S. Treasury Note 5.625% due 11-30-02) - Note B         558            558

CASH EQUIVALENTS (0.35%)
Navigator Securities Lending Prime Portfolio**     9,944,668          9,945
                                                              --------------
TOTAL SHORT TERM INVESTMENTS (1.96%)                                 55,687
                                                              --------------

                     TOTAL INVESTMENTS (100.58%)                  2,857,590
                                                              --------------
       OTHER ASSETS AND LIABILITIES, NET (0.58%)                    (16,464)
                                                              --------------
                            NET ASSETS (100.00%)              $   2,841,126
                                                              ==============

Notes to the Schedule of Investments

*     Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage show for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                                                                       Exhibit C

                    JOHN HANCOCK V.S.T. GROWTH & INCOME FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Growth & Income Fund and the John Hancock V.A. Large Cap Growth Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Growth & Income Fund and John Hancock V.A. Large Cap Growth Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Growth & Income Fund of all assets of John Hancock V.A. Large Cap Growth Fund and issuance of John Hancock V.S.T. Growth & Income Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Large Cap Growth Fund.

(b) The deferred organization expense of John Hancock V.A. Large Cap Growth Fund was written off as the Fund would no longer be in existence.

(c) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Growth & Income Fund:

            0.71% for the first $150,000,000 of the Fund's net assets; 0.69% for the net assets between $150,000,000 and $300,000,000;
            0.67% for the net assets in excess of $300,000,000.

(d) The actual expenses incurred by the John Hancock V.S.T. Growth & Income Fund and the John Hancock V.A. Large Cap Growth Fund for various expenses included on a pro forma basis were reduced to reflect the estimated savings arising from the merger.

(e) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. Growth & Income Fund                               Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000 omitted)

                                                                   John Hancock     John Hancock
                                                                  V.S.T. Growth &  V.A. Large Cap                        Pro-Forma
                                                                    Income Fund     Growth Fund        Adjustments        Combined
                                                                  ---------------  --------------      -----------       ----------
Assets
 Long term investments at cost                                       $2,539,202       $    6,082       $       --        $2,545,284
 Net unrealized appreciation (depreciation) of investments              221,717              246               --           221,963
 Short-term investments at value                                         55,129               --               --            55,129
                                                                     ----------       ----------       ----------        ----------
 Total investments                                                    2,816,048            6,328               --         2,822,376

 Receivable for:
    Investments sold                                                     13,303               29               --            13,332
    Interest and dividends                                                2,031                2               --             2,033
    Other assets                                                             --                1               --                 1
                                                                     ----------       ----------       ----------        ----------
 Total Assets
                                                                      2,831,382            6,360               --         2,837,742
                                                                     ----------       ----------       ----------        ----------

 Liabilities
 Payables for:
    Due to custodian                                                         --               68               --                68
    Investments purchased                                                19,727               --               --            19,727
    Securities on loan                                                    9,945               --               --             9,945
    Payable to affiliates                                                    --                1               --                 1
    Other liabilities                                                     1,720               11               --             1,731
                                                                     ----------       ----------       ----------        ----------
 Total Liabilities                                                       31,392               80               --            31,472
                                                                     ----------       ----------       ----------        ----------

 Net assets:
    Capital paid-in                                                   2,963,174           11,192               --         2,974,366
    Accumulated net realized gain (loss) on investments,
        futures and foreign currency transactions                      (385,265)          (5,136)              --          (390,401)

    Undistributed (distribution in excess of)
        net investment income (loss)                                        364              (22)              --               342

    Net unrealized appreciation  (depreciation) of investments,
       futures and foreign currencies translations                      221,717              246               --           221,963
                                                                     ----------       ----------       ----------        ----------
Net assets                                                            2,799,990            6,280               --         2,806,270
                                                                     ==========       ==========       ==========        ==========

NET ASSETS
   V.S.T. Growth & Income Fund                                        2,799,990               --            6,280(a)      2,806,270
   V.A. Large Cap Growth Fund                                                --            6,280           (6,280)(a)            --
                                                                     ----------       ----------       ----------        ----------
                                                                      2,799,990            6,280               --         2,806,270
                                                                     ==========       ==========       ==========        ==========

Shares outstanding:
   V.S.T. Growth & Income Fund                                          217,626               --              500(a)        218,126
   V.A. Large Cap Growth Fund                                                --              816             (816)(a)            --
                                                                     ----------       ----------       ----------        ----------
                                                                        217,626              816             (316)          218,126
                                                                     ==========       ==========       ==========        ==========

Net asset value per share:
   V.S.T. Growth & Income Fund                                       $    12.87               --               --        $    12.87
   V.A. Large Cap Growth Fund                                                --       $     7.69       $    (7.69)(a)            --
                                                                     ==========       ==========       ==========        ==========

John Hancock V.S.T. Growth & Income Fund                               Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000 omitted)

                                                    John Hancock      John Hancock
                                                   V.S.T. Growth &   V.A. Large Cap                       Pro-Forma
                                                     Income Fund      Growth Fund     Adjustments         Combined
                                                   ---------------   --------------   -----------        ----------
Investement Income
    Interest and dividends                             $  38,881       $      50       $      --          $  38,931
    Securities Lending                                       172              --              --                172
                                                                                       ---------          ---------
                                                       ---------       ---------       ---------          ---------
      Total Investment Income                             39,053              50              --             39,103
                                                       ---------       ---------       ---------          ---------

Expenses
    Investment management fee                             22,818              99             (11)(c)         22,906
    Auditing fees                                            367              12             (12)(d)            367
    Custodian fees                                         1,146              17             (10)(d)          1,153
    Fidelity Bond fees                                         4              --              --                  4
    Accounting and legal services fee                         --               3              --                  3
    Legal fees                                               230              --              -- (d)            230
    Printing & mailing fees                                1,991               2              (2)(d)          1,991
    Organization expense                                      --               2              (2)(b)             --
    Trustees' fee                                            140               1              --                141
    Miscellaneous                                             --               1              --                  1
    Other fees                                                87              --              --                 87
    Interest expense                                          --               3              --                  3
                                                       ---------       ---------       ---------          ---------
Total Expenses                                            26,783             140             (37)            26,886

      Less Expense Reductions                               (149)            (11)           (521)(e)           (681)
                                                       ---------       ---------       ---------          ---------

Net Expenses                                              26,634             129            (558)            26,205
                                                       ---------       ---------       ---------          ---------

Net Investment Income (loss)                              12,419             (79)            558             12,898
                                                       ---------       ---------       ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss)
      Investments                                       (273,187)         (4,168)             --           (277,355)

    Change in net unrealized appreciation
      (depreciation) of:
      Investments                                       (531,648)         (3,797)             --           (535,445)
                                                       ---------       ---------       ---------          ---------

      Net realized and unrealized gain (loss)           (804,835)         (7,965)             --           (812,800)
                                                       ---------       ---------       ---------          ---------

      Net increase (decrease) in net assets
        resulting from operations                      $(792,416)      $  (8,044)      $     558          $(799,902)
                                                       =========       =========       =========          =========

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION

Common Stock
Aerospace & Defense (1.75%)
Boeing Co.                                                  146,300    $    8,134
General Dynamics Corp.                                      266,000        20,697
United Technologies Corp.                                   277,800        20,352
                                                                       ----------
                                                                           49,183
                                                                       ----------

Auto & Truck Parts (0.30%)
Lear Corp. *                                                244,000         8,516
                                                                       ----------

Automobile (0.89%)
Ford Motor Co.                                              600,000        14,730
General Motors Corp. - Cl. H                                506,658        10,260
                                                                       ----------
                                                                           24,990
                                                                       ----------

Bank (5.01%)
Bank of America Corp.                                       340,000        20,410
Bank of New York Co., Inc.                                  121,100         5,813
Comerica, Inc.                                              232,800        13,409
Fifth Third Bancorp                                         107,900         6,479
FleetBoston Financial Corp.                                 226,600         8,939
JP Morgan Chase & Co.                                       400,000        17,840
Mellon Financial Corp.                                      341,400        15,705
State Street Corp.                                           53,600         2,653                   1,464        $   72
US Bancorp                                                1,236,000        28,169
Washington Mutual, Inc.                                     565,200        21,223
                                                                       ----------                            ----------
                                                                          140,640                                    72
                                                                       ----------                            ----------

Brokerage & Investment Management (0.44%)
Charles Schwab Corp.                                          3,900            60
Goldman Sachs Group, Inc.                                    45,900         3,938                     750            64
Morgan Stanley, Dean Witter, Discover & Co.                 128,300         8,241                   1,300            84
                                                                       ----------                            ----------
                                                                           12,239                                   148
                                                                       ----------                            ----------

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION

Common Stock
Aerospace & Defense (1.75%)
Boeing Co.                                        146,300    $    8,134
General Dynamics Corp.                            266,000        20,697
United Technologies Corp.                         277,800        20,352
                                                             ----------
                                                                 49,183
                                                             ----------

Auto & Truck Parts (0.30%)
Lear Corp. *                                      244,000         8,516
                                                             ----------

Automobile (0.89%)
Ford Motor Co.                                    600,000        14,730
General Motors Corp. - Cl. H                      506,658        10,260
                                                             ----------
                                                                 24,990
                                                             ----------

Bank (5.01%)
Bank of America Corp.                             340,000        20,410
Bank of New York Co., Inc.                        121,100         5,813
Comerica, Inc.                                    232,800        13,409
Fifth Third Bancorp                               107,900         6,479
FleetBoston Financial Corp.                       226,600         8,939
JP Morgan Chase & Co.                             400,000        17,840
Mellon Financial Corp.                            341,400        15,705
State Street Corp.                                 55,064         2,725
US Bancorp                                      1,236,000        28,169
Washington Mutual, Inc.                           565,200        21,223
                                                             ----------
                                                                140,712
                                                             ----------

Brokerage & Investment Management (0.44%)
Charles Schwab Corp.                                3,900            60
Goldman Sachs Group, Inc.                          46,650         4,002
Morgan Stanley, Dean Witter, Discover & Co.       129,600         8,325
                                                             ----------
                                                                 12,387
                                                             ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Chemical (1.79%)
Air Products & Chemicals, Inc.                              298,700    $   13,666
Dow Chemical Co.                                            428,500        14,248
E.I. du Pont de Nemours & Co.                               125,230         6,041
Praxair, Inc.                                               346,200        16,271
                                                                       ----------
                                                                           50,226
                                                                       ----------

Commercial Sevices (0.88%)
Avery Dennison Corp.                                        219,400        11,200
Concord EFS, Inc.                                           150,600         7,833
Omnicom Group, Inc.                                          22,400         1,926
TMP Worldwide, Inc.                                          60,800         3,648
                                                                       ----------
                                                                           24,607
                                                                       ----------

Computer Equipment (6.00%)
BEA Systems, Inc.*                                                                                  1,000        $   31
Brocade Communications Systems, Inc.                         55,800         2,455
Cisco Systems, Inc.*                                                                               15,650           285
Dell Computer Corp. *                                       921,600        24,100
EMC Corp.                                                   115,100         3,344
Gateway, Inc.                                               144,100         2,370
Intel Corp.                                               2,077,100        60,755                   5,000           146
International Business Machines Corp.                       418,600        47,302
Lexmark International Group, Inc. - Cl. A                   265,400        17,848
McData Corp.                                                154,100         2,704
Veritas Software Corp. *                                    105,500         7,019                   2,050           136
                                                                       ----------                            ----------
                                                                          167,897                                   598
                                                                       ----------                            ----------

Computer Software & Services (8.23%)
Adobe Systems, Inc. *                                       183,100         8,606
Cadence Design Systems, Inc. *                              386,200         7,195
Check Point Software Technologies, Ltd. *                   105,200         5,320
Electronic Data Systems Corp.                               283,400        17,712                   2,000           125
EMC Corp.*                                                                                          4,707           137
First Data Corp.                                            192,900        12,394
Fiserv, Inc. *                                              156,100         9,987
Micromuse, Inc. *                                           119,200         3,336

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Chemical (1.79%)
Air Products & Chemicals, Inc.                    298,700    $   13,666
Dow Chemical Co.                                  428,500        14,248
E.I. du Pont de Nemours & Co.                     125,230         6,041
Praxair, Inc.                                     346,200        16,271
                                                             ----------
                                                                 50,226
                                                             ----------

Commercial Sevices (0.88%)
Avery Dennison Corp.                              219,400        11,200
Concord EFS, Inc.                                 150,600         7,833
Omnicom Group, Inc.                                22,400         1,926
TMP Worldwide, Inc.                                60,800         3,648
                                                             ----------
                                                                 24,607
                                                             ----------

Computer Equipment (6.00%)
BEA Systems, Inc.*                                  1,000            31
Brocade Communications Systems, Inc.               55,800         2,455
Cisco Systems, Inc.*                               15,650           285
Dell Computer Corp. *                             921,600        24,100
EMC Corp.                                         115,100         3,344
Gateway, Inc.                                     144,100         2,370
Intel Corp.                                     2,082,100        60,901
International Business Machines Corp.             418,600        47,302
Lexmark International Group, Inc. - Cl. A         265,400        17,848
McData Corp.                                      154,100         2,704
Veritas Software Corp. *                          107,550         7,155
                                                             ----------
                                                                168,495
                                                             ----------

Computer Software & Services (8.23%)
Adobe Systems, Inc. *                             183,100         8,606
Cadence Design Systems, Inc. *                    386,200         7,195
Check Point Software Technologies, Ltd. *         105,200         5,320
Electronic Data Systems Corp.                     285,400        17,837
EMC Corp.*                                          4,707           137
First Data Corp.                                  192,900        12,394
Fiserv, Inc. *                                    156,100         9,987
Micromuse, Inc. *                                 119,200         3,336

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Microsoft Corp.                                           1,808,900    $  132,050                   3,450        $  252
Oracle Corp. *                                              886,000        16,834
Parametric Technology Corp.                                  42,400           593
Peoplesoft, Inc.                                            109,900         5,410
Siebel Systems, Inc. *                                      112,000         5,253
SunGard Data Systems, Inc.                                  181,700         5,453
Sun Microsystems, Inc.*                                                                             6,750           106
VeriSign, Inc.*                                                                                       950            57
                                                                       ----------                            ----------
                                                                          230,143                                   677
                                                                       ----------                            ----------

Consumer Miscellaneous (0.68%)
Black & Decker Corp.                                        305,700        12,063
Harley-Davidson, Inc.                                       147,100         6,925
                                                                       ----------
                                                                           18,988
                                                                       ----------

Cosmetic & Personal Care (1.61%)
Avon Products, Inc.                                         244,100        11,297
Colgate-Palmolive Co.                                       164,900         9,727
Procter & Gamble Co.                                        176,000        11,229
Unilever NV - NY Shares                                     217,700        12,968
                                                                       ----------
                                                                           45,221
                                                                       ----------

Diversified Operations (8.15%)
Amgen, Inc.                                                 150,700         9,144
Danaher Corp.                                               193,500        10,836
General Electric Co.                                      3,401,330       165,815                   7,627           372
Tyco International, Ltd.                                    774,800        42,227                   6,550           357
                                                                       ----------                            ----------
                                                                          228,022                                   729
                                                                       ----------                            ----------

Electric Power (1.98%)
Allegheny Energy, Inc.                                      241,800        11,667
Duke Energy Co.                                             400,000        15,604
Exelon Corp.                                                335,500        21,512
Mirant Corp.                                                194,400         6,687
                                                                       ----------
                                                                           55,470
                                                                       ----------

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Microsoft Corp.                                 1,812,350    $  132,302
Oracle Corp. *                                    886,000        16,834
Parametric Technology Corp.                        42,400           593
Peoplesoft, Inc.                                  109,900         5,410
Siebel Systems, Inc. *                            112,000         5,253
SunGard Data Systems, Inc.                        181,700         5,453
Sun Microsystems, Inc.*                             6,750           106
VeriSign, Inc.*                                       950            57
                                                             ----------
                                                                230,820
                                                             ----------

Consumer Miscellaneous (0.68%)
Black & Decker Corp.                              305,700        12,063
Harley-Davidson, Inc.                             147,100         6,925
                                                             ----------
                                                                 18,988
                                                             ----------

Cosmetic & Personal Care (1.61%)
Avon Products, Inc.                               244,100        11,297
Colgate-Palmolive Co.                             164,900         9,727
Procter & Gamble Co.                              176,000        11,229
Unilever NV - NY Shares                           217,700        12,968
                                                             ----------
                                                                 45,221
                                                             ----------

Diversified Operations (8.15%)
Amgen, Inc.                                       150,700         9,144
Danaher Corp.                                     193,500        10,836
General Electric Co.                            3,408,957       166,187
Tyco International, Ltd.                          781,350        42,584
                                                             ----------
                                                                228,751
                                                             ----------

Electric Power (1.98%)
Allegheny Energy, Inc.                            241,800        11,667
Duke Energy Co.                                   400,000        15,604
Exelon Corp.                                      335,500        21,512
Mirant Corp.                                      194,400         6,687
                                                             ----------
                                                                 55,470
                                                             ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Electrical Equipment (0.24%)
Best Buy Co., Inc.                                          106,800    $    6,784
                                                                       ----------

Electronic Components (0.06%)
Electronic Arts, Inc.                                        28,400         1,644
                                                                       ----------

Electronic Products & Services (4.89%)
Analog Devices, Inc.                                        232,400        10,051                   1,315        $   57
Applera Corporation - Applied Biosystems Group               86,700         2,319
Applied Materials, Inc. *                                   357,300        17,544                   1,500            73
Applied Micro Circuits Corp. *                              133,900         2,303
Celestica, Inc.                                              49,300         2,539                     600            31
Cisco Systems, Inc.                                       1,483,100        26,992
Emulex Corp.                                                 78,800         3,184
Integrated Device Technology, Inc.                           55,800         1,768
KLA-Tencor Corp. *                                          237,363        13,879
LSI Logic Corp.                                             350,000         6,580
Marvell Technology Group, Ltd. *                            140,600         3,782
Maxim Integrated Products, Inc. *                           262,432        11,602
Novellus Systems, Inc.*                                                                               700            40
Sanmina Corp. *                                             114,200         2,673
Tektronix, Inc.                                             288,900         7,844
Texas Instruments, Inc.                                     476,500        15,010
Xilinx, Inc. *                                              219,300         9,044                     750            31
                                                                       ----------                            ----------
                                                                          137,114                                   232
                                                                       ----------                            ----------

Energy - Alternative Source (0.29%)
El Paso Corp.                                               155,900         8,191
                                                                       ----------

Fiber Optics (0.00%)
CIENA Corp.*                                                                                        1,600            61
                                                                                                             ----------

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Electrical Equipment (0.24%)
Best Buy Co., Inc.                                106,800    $    6,784
                                                             ----------

Electronic Components (0.06%)
Electronic Arts, Inc.                              28,400         1,644
                                                             ----------

Electronic Products & Services (4.89%)
Analog Devices, Inc.                              233,715        10,108
Applera Corporation - Applied Biosystems Gro       86,700         2,319
Applied Materials, Inc. *                         358,800        17,617
Applied Micro Circuits Corp. *                    133,900         2,303
Celestica, Inc.                                    49,900         2,570
Cisco Systems, Inc.                             1,483,100        26,992
Emulex Corp.                                       78,800         3,184
Integrated Device Technology, Inc.                 55,800         1,768
KLA-Tencor Corp. *                                237,363        13,879
LSI Logic Corp.                                   350,000         6,580
Marvell Technology Group, Ltd. *                  140,600         3,782
Maxim Integrated Products, Inc. *                 262,432        11,602
Novellus Systems, Inc.*                               700            40
Sanmina Corp. *                                   114,200         2,673
Tektronix, Inc.                                   288,900         7,844
Texas Instruments, Inc.                           476,500        15,010
Xilinx, Inc. *                                    220,050         9,075
                                                             ----------
                                                                137,346
                                                             ----------

Energy - Alternative Source (0.29%)
El Paso Corp.                                     155,900         8,191
                                                             ----------

Fiber Optics (0.00%)
CIENA Corp.*                                        1,600            61
                                                             ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Financial Services (0.70%)
Citigroup, Inc.                                                                                     4,378        $  231
MBNA Corp.                                                                                          3,780           125
Providian Financial Corp. *                                 120,000    $    7,104
Stillwell Financial, Inc.                                   362,500        12,165
                                                                       ----------                            ----------
                                                                           19,269                                   356
                                                                       ----------                            ----------

Food, Beverage & Tobacco (3.42%)
Anheuser-Busch Cos., Inc.                                   247,200        10,185                   1,700            70
Coca-Cola Co.                                               300,000        13,500
Kraft Foods, Inc. CL A*                                     163,800         5,078
Pepsi Bottling Group, Inc.                                    6,900           277
PepsiCo, Inc.                                               549,800        24,301
Philip Morris Cos., Inc.                                    837,900        42,523                   1,800            91
                                                                       ----------                            ----------
                                                                           95,864                                   161
                                                                       ----------                            ----------

Health Care Products (12.52%)
Abbott Laboratories                                         308,000        14,787
Allergan, Inc.                                              132,500        11,329
American Home Products Corp.                                608,200        35,543
Andrx Corp. *                                                32,300         2,487
Bristol-Myers Squibb Co.                                    436,000        22,803
Eli Lilly & Co.                                             112,400         8,318
Forest Laboratories, Inc. *                                  31,000         2,201
Genetech, Inc. *                                            104,000         5,731
Ivax Corp.                                                   61,650         2,404
Johnson & Johnson                                         1,057,704        52,885
King Pharmaceuticals, Inc. *                                 64,500         3,467
MedImmune, Inc. *                                           108,900         5,140
Medtronic, Inc.                                             173,600         7,987
Merck & Co., Inc.                                           493,100        31,514
Pfizer, Inc.                                              2,726,300       109,188
Pharmacia Corp.                                             181,700         8,349
Schering-Plough Corp.                                       570,100        20,661
UnitedHealth Group, Inc.                                    105,700         6,527
                                                                       ----------
                                                                          351,321
                                                                       ----------

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Financial Services (0.70%)
Citigroup, Inc.                                     4,378    $      231
MBNA Corp.                                          3,780           125
Providian Financial Corp. *                       120,000         7,104
Stillwell Financial, Inc.                         362,500        12,165
                                                             ----------
                                                                 19,625
                                                             ----------

Food, Beverage & Tobacco (3.42%)
Anheuser-Busch Cos., Inc.                         248,900        10,255
Coca-Cola Co.                                     300,000        13,500
Kraft Foods, Inc. CL A*                           163,800         5,078
Pepsi Bottling Group, Inc.                          6,900           277
PepsiCo, Inc.                                     549,800        24,301
Philip Morris Cos., Inc.                          839,700        42,614
                                                             ----------
                                                                 96,025
                                                             ----------

Health Care Products (12.52%)
Abbott Laboratories                               308,000        14,787
Allergan, Inc.                                    132,500        11,329
American Home Products Corp.                      608,200        35,543
Andrx Corp. *                                      32,300         2,487
Bristol-Myers Squibb Co.                          436,000        22,803
Eli Lilly & Co.                                   112,400         8,318
Forest Laboratories, Inc. *                        31,000         2,201
Genetech, Inc. *                                  104,000         5,731
Ivax Corp.                                         61,650         2,404
Johnson & Johnson                               1,057,704        52,885
King Pharmaceuticals, Inc. *                       64,500         3,467
MedImmune, Inc. *                                 108,900         5,140
Medtronic, Inc.                                   173,600         7,987
Merck & Co., Inc.                                 493,100        31,514
Pfizer, Inc.                                    2,726,300       109,188
Pharmacia Corp.                                   181,700         8,349
Schering-Plough Corp.                             570,100        20,661
UnitedHealth Group, Inc.                          105,700         6,527
                                                             ----------
                                                                351,321
                                                             ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Health Care Services (0.72%)
Lincare Holdings, Inc. *                                    137,400    $    4,123
Tenet Healthcare Corp.                                      130,000         6,707
Trigon Healthcare, Inc.                                     144,700         9,384
                                                                       ----------
                                                                           20,214
                                                                       ----------

Insurance (4.09%)
American International Group, Inc.                          407,500        35,045                   2,182        $  188
Hartford Financial Services Group, Inc.                     349,600        23,913
Lincoln National Corp.                                      412,200        21,331
St. Paul Cos., Inc.                                         381,100        19,318
Torchmark, Inc.                                             210,100         8,448
XL Capital, Ltd. - Cl. A                                     78,900         6,478
                                                                       ----------                            ----------
                                                                          114,533                                   188
                                                                       ----------                            ----------

Leisure & Recreation (0.18%)
Sabre Group Holdings, Inc.                                  100,000         5,000
                                                                       ----------

Media - TV / Radio (5.19%)
AOL Time Warner, Inc. *                                   1,636,250        86,722                   5,110           271
BEA Systems, Inc.                                           148,100         4,548
Charter Communications, Inc. (Class A)*                                                             3,050            71
Clear Channel Communications, Inc.                          229,700        14,402                   2,052           129
The Walt Disney Co.                                         487,300        14,078
Viacom, Inc. - Cl. B*                                       489,299        25,321                   1,400            72
                                                                       ----------                            ----------
                                                                          145,071                                   543
                                                                       ----------                            ----------

Medical (0.05%)
Abbott Laboratories                                                                                   973            83
Amgen, Inc.*                                                                                        2,350           143
Cardinal Health, Inc.                                                                               3,513           242
Express Scripts, Inc.*                                                                                800            44
Genentech, Inc.*                                                                                    1,056            58
Johnson & Johnson                                                                                   2,100           105

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Health Care Services (0.72%)
Lincare Holdings, Inc. *                          137,400    $    4,123
Tenet Healthcare Corp.                            130,000         6,707
Trigon Healthcare, Inc.                           144,700         9,384
                                                             ----------
                                                                 20,214
                                                             ----------

Insurance (4.09%)
American International Group, Inc.                409,682        35,233
Hartford Financial Services Group, Inc.           349,600        23,913
Lincoln National Corp.                            412,200        21,331
St. Paul Cos., Inc.                               381,100        19,318
Torchmark, Inc.                                   210,100         8,448
XL Capital, Ltd. - Cl. A                           78,900         6,478
                                                             ----------
                                                                114,721
                                                             ----------

Leisure & Recreation (0.18%)
Sabre Group Holdings, Inc.                        100,000         5,000
                                                             ----------

Media - TV / Radio (5.19%)
AOL Time Warner, Inc. *                         1,641,360        86,993
BEA Systems, Inc.                                 148,100         4,548
Charter Communications, Inc. (Class A)*             3,050            71
Clear Channel Communications, Inc.                231,752        14,531
The Walt Disney Co.                               487,300        14,078
Viacom, Inc. - Cl. B*                             490,699        25,393
                                                             ----------
                                                                145,614
                                                             ----------

Medical (0.05%)
Abbott Laboratories                                   973            83
Amgen, Inc.*                                        2,350           143
Cardinal Health, Inc.                               3,513           242
Express Scripts, Inc.*                                800            44
Genentech, Inc.*                                    1,056            58
Johnson & Johnson                                   2,100           105

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Medtronic, Inc.                                                                                     2,281        $  105
Pfizer, Inc.                                                                                        5,928           237
Pharmacia Corp.                                                                                     2,346           108
Stryker Corp.                                                                                       1,400            77
UnitedHealth Group, Inc.                                                                              550            34
Wellpoint Health Networks, Inc.*                                                                      700            66
                                                                                                             ----------
                                                                                                                  1,302
                                                                                                             ----------

Metals & Mining (0.80%)
Minnesota Mining & Manufacturing Co.                        197,100    $   22,489
                                                                       ----------

Natural Gas Distribution (0.89%)
Enron Corp.                                                 509,900        24,985
                                                                       ----------

Oil (1.48%)
Baker Hughes, Inc.                                          300,000        10,050
Royal Dutch Petroleum Co. - NY Shares                       540,100        31,472
                                                                       ----------
                                                                           41,522
                                                                       ----------

Oil & Natural Gas Exploration & Production (4.26%)
Chevron Corp.                                               174,000        15,747
Exxon Mobil Corp.                                           842,870        73,625
Kerr-McGee Corp.                                            168,200        11,147
Transocean Sedco Forex, Inc.                                 50,450         2,081                     700            29
USX-Marathon Group                                          572,500        16,894
                                                                       ----------                            ----------
                                                                          119,494                                    29
                                                                       ----------                            ----------

Paper & Forest Products (0.41%)
Kimberly-Clark Corp.                                        203,000        11,348
                                                                       ----------

Personal & Commercial Lending (2.92%)
Citigroup, Inc.                                           1,549,000        81,849
                                                                       ----------

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Medtronic, Inc.                                     2,281    $      105
Pfizer, Inc.                                        5,928           237
Pharmacia Corp.                                     2,346           108
Stryker Corp.                                       1,400            77
UnitedHealth Group, Inc.                              550            34
Wellpoint Health Networks, Inc.*                      700            66
                                                             ----------
                                                                  1,302
                                                             ----------

Metals & Mining (0.80%)
Minnesota Mining & Manufacturing Co.              197,100        22,489
                                                             ----------

Natural Gas Distribution (0.89%)
Enron Corp.                                       509,900        24,985
                                                             ----------

Oil (1.48%)
Baker Hughes, Inc.                                300,000        10,050
Royal Dutch Petroleum Co. - NY Shares             540,100        31,472
                                                             ----------
                                                                 41,522
                                                             ----------

Oil & Natural Gas Exploration & Production (
Chevron Corp.                                     174,000        15,747
Exxon Mobil Corp.                                 842,870        73,625
Kerr-McGee Corp.                                  168,200        11,147
Transocean Sedco Forex, Inc.                       51,150         2,110
USX-Marathon Group                                572,500        16,894
                                                             ----------
                                                                119,523
                                                             ----------

Paper & Forest Products (0.41%)
Kimberly-Clark Corp.                              203,000        11,348
                                                             ----------

Personal & Commercial Lending (2.92%)
Citigroup, Inc.                                 1,549,000        81,849
                                                             ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Real Estate Operations (0.05%)
HomeStore.com, Inc.                                          39,800    $    1,391
                                                                       ----------

Retail - Department Stores (7.75%)
Abercrombie & Fitch Co. (Class A) *                         197,700         8,798
Bed Bath & Beyond, Inc. *                                   300,500         9,376                   3,350        $  101
CVS Corp.                                                   263,900        10,187
Gap, Inc. (The)                                                                                     2,600            75
Home Depot, Inc.                                            559,600        26,049                   5,512           257
Kohl's Corp. *                                              393,500        24,684
Lowe's Cos., Inc.                                           402,766        29,221                   1,300            94
May Department Stores Co.                                   271,100         9,288
Talbots, Inc.                                               128,000         5,600
Target Corp.                                                338,300        11,705
TJX Cos., Inc.                                              499,100        15,906
Wal-Mart Stores, Inc.                                     1,348,900        65,826                   5,398           263
                                                                       ----------                            ----------
                                                                          216,640                                   790
                                                                       ----------                            ----------

Retail - Drug Stores (0.26%)
Rite Aid Corp.                                               15,000           135
Walgreen Co.                                                210,300         7,182
                                                                       ----------
                                                                            7,317
                                                                       ----------

Retail - Food (0.17%)
Starbucks Corp. *                                           210,700         4,846
                                                                       ----------

Telecommunication Equipment (2.64%)
Amdocs Ltd.*                                                                                          700            38
American Tower Corp. (Class A)                                                                      3,159            65
Ciena Corp. *                                                96,900         3,682
Comverse Technology, Inc.                                   219,400        12,528                   1,200            68
Linear Technology Corp.                                     339,700        15,022

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Real Estate Operations (0.05%)
HomeStore.com, Inc.                                39,800    $    1,391
                                                             ----------

Retail - Department Stores (7.75%)
Abercrombie & Fitch Co. (Class A) *               197,700         8,798
Bed Bath & Beyond, Inc. *                         303,850         9,477
CVS Corp.                                         263,900        10,187
Gap, Inc. (The)                                     2,600            75
Home Depot, Inc.                                  565,112        26,306
Kohl's Corp. *                                    393,500        24,684
Lowe's Cos., Inc.                                 404,066        29,315
May Department Stores Co.                         271,100         9,288
Talbots, Inc.                                     128,000         5,600
Target Corp.                                      338,300        11,705
TJX Cos., Inc.                                    499,100        15,906
Wal-Mart Stores, Inc.                           1,354,298        66,089
                                                             ----------
                                                                217,430
                                                             ----------

Retail - Drug Stores (0.26%)
Rite Aid Corp.                                     15,000           135
Walgreen Co.                                      210,300         7,182
                                                             ----------
                                                                  7,317
                                                             ----------

Retail - Food (0.17%)
Starbucks Corp. *                                 210,700         4,846
                                                             ----------

Telecommunication Equipment (2.64%)
Amdocs Ltd.*                                          700            38
American Tower Corp. (Class A)                      3,159            65
Ciena Corp. *                                      96,900         3,682
Comverse Technology, Inc.                         220,600        12,596
Linear Technology Corp.                           339,700        15,022

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
Micron Technology, Inc.                                     181,100    $    7,443                   1,400        $   58
Nokia Oyj - ADR                                             200,000         4,408                   3,164            70
Qualcomm, Inc. *                                            382,000        22,339
RF Micro Devices, Inc.                                      105,000         2,832
Scientific-Atlanta, Inc. *                                   76,200         3,094                   1,807            73
Sonus Networks, Inc. *                                       99,200         2,317
                                                                       ----------                            ----------
                                                                           73,665                                   372
                                                                       ----------                            ----------

Telecommunication Services (3.17%)
Broadwing, Inc.                                             452,100        11,054
EchoStar Communications Corp. - Cl. A*                      195,400         6,335
Sprint PCS (PCS Group) *                                    809,500        19,549
Verizon Communications                                      971,600        51,981
                                                                       ----------
                                                                           88,919
                                                                       ----------

Telephone (2.32%)
AT&T Corp. - Liberty Media Group - Cl. A                    704,262        12,318
Qwest Communications International, Inc.                  1,080,300        34,429
SBC Communications, Inc.                                    196,800         7,884
Telephone and Data Systems, Inc.                             96,500        10,494
                                                                       ----------
                                                                           65,125
                                                                       ----------

Utilities (0.00%)
AES Corp. (The)*                                                                                    1,618            70
                                                                                                             ----------

U.S. Government Agencies (1.43%)
Federal National Mortgage Assoc.                            471,900        40,182
                                                                       ----------

                                                                       ----------                            ----------
TOTAL COMMON STOCK (98.61%)                                             2,760,919                                 6,328
                                                                       ----------                            ----------

                                            ----------------------------
                                                     Combined
                                            ----------------------------
                                              NUMBER OF   MARKET VALUE
                                              SHARES OR      (000's
                                               WARRANTS     OMITTED)
                                            ----------------------------
ISSUER DESCRIPTION
Micron Technology, Inc.                           182,500    $    7,501
Nokia Oyj - ADR                                   203,164         4,478
Qualcomm, Inc. *                                  382,000        22,339
RF Micro Devices, Inc.                            105,000         2,832
Scientific-Atlanta, Inc. *                         78,007         3,167
Sonus Networks, Inc. *                             99,200         2,317
                                                             ----------
                                                                 74,037
                                                             ----------

Telecommunication Services (3.17%)
Broadwing, Inc.                                   452,100        11,054
EchoStar Communications Corp. - Cl. A*            195,400         6,335
Sprint PCS (PCS Group) *                          809,500        19,549
Verizon Communications                            971,600        51,981
                                                             ----------
                                                                 88,919
                                                             ----------

Telephone (2.32%)
AT&T Corp. - Liberty Media Group - Cl. A          704,262        12,318
Qwest Communications International, Inc.        1,080,300        34,429
SBC Communications, Inc.                          196,800         7,884
Telephone and Data Systems, Inc.                   96,500        10,494
                                                             ----------
                                                                 65,125
                                                             ----------

Utilities (0.00%)
AES Corp. (The)*                                    1,618            70
                                                             ----------

U.S. Government Agencies (1.43%)
Federal National Mortgage Assoc.                  471,900        40,182
                                                             ----------

                                                             ----------
TOTAL COMMON STOCK (98.61%)                                   2,767,247
                                                             ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                            ----------------------------------------------------------------------------
                                                   V.S.T. Growth & Income                V.A. Large Cap Growth
                                            ----------------------------------------------------------------------------
                                                        NUMBER OF   MARKET VALUE              NUMBER OF   MARKET VALUE
                                             INTEREST   SHARES OR      (000's      INTEREST   SHARES OR      (000's
                                               RATE      WARRANTS     OMITTED)       RATE      WARRANTS     OMITTED)
                                            ----------------------------------------------------------------------------
ISSUER DESCRIPTION
                                                         PAR VALUE                             PAR VALUE
                                                          (000's                                (000's
                                                         OMITTED)                              OMITTED)
                                                         ----------                            ----------
SHORT-TERM INVESTMENTS (1.60%)
Investments in joint trading account
3.97% due 07/02/01                              3.970%   $   45,184    $   45,184
                                                                       ----------

CASH EQUIVALENTS (0.36%)
Navigator Securities Lending Prime Portfolio**            9,944,668         9,945

                                                                       ----------                            ----------
TOTAL SHORT TERM INVESTMENTS (1.96%)                                       55,129                                     0
                                                                       ----------                            ----------

                 TOTAL INVESTMENTS (100.57%)                            2,816,048                                $6,328
                                                                       ----------                            ----------
   OTHER ASSETS AND LIABILITIES, NET (0.57%)                              (16,058)                                  (48)
                                                                       ----------                            ----------
                        NET ASSETS (100.00%)                           $2,799,990                                $6,280
                                                                       ==========                            ==========

                                                ---------------------------
                                                        Combined
                                                ---------------------------
                                                 NUMBER OF   MARKET VALUE
                                                 SHARES OR      (000's
                                                  WARRANTS     OMITTED)
                                                ---------------------------
ISSUER DESCRIPTION
                                                  PAR VALUE
                                                   (000's
                                                  OMITTED)
                                                -------------
SHORT-TERM INVESTMENTS (1.60%)
Investments in joint trading account
3.97% due 07/02/01                                $   45,184    $   45,184
                                                                ----------

CASH EQUIVALENTS (0.36%)
Navigator Securities Lending Prime Portfolio**     9,944,668         9,945

                                                                ----------
TOTAL SHORT TERM INVESTMENTS (1.96%)                                55,129
                                                                ----------

                 TOTAL INVESTMENTS (100.57%)                     2,822,376
                                                                ----------
   OTHER ASSETS AND LIABILITIES, NET (0.57%)                       (16,106)
                                                                ----------
                        NET ASSETS (100.00%)                    $2,806,270
                                                                ==========

Notes to the Schedule of Investments

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage show for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                                                                       Exhibit C

                       JOHN HANCOCK V.S.T. GROWTH & INCOME
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Growth & Income Fund, the John Hancock V.A. Core Equity Fund, and the John Hancock V.A. Large Cap Growth Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Growth & Income, John Hancock V.A. Core Equity Fund, and John Hancock V.A. Large Cap Growth Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Growth & Income Fund of all assets of John Hancock V.A. Core Equity Fund and John Hancock V.A. Large Cap Growth Fund and issuance of John Hancock V.S.T. Growth & Income Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Core Equity Fund and John Hancock V.A. Large Cap Growth Fund.

(b) The deferred organization expenses of John Hancock V.A. Core Equity Fund and John Hancock V.A. Large Cap Growth were written off as the Funds would no longer be in existence.

(c) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Growth &Income Fund:

            0.71% for the first $150,000,000 of the Fund's net assets; 0.69% for the net assets between $150,000,000 and $300,000,000;
            0.67% for the net assets in excess of $300,000,000.

(d) The actual expenses incurred by the John Hancock V.S.T. Growth & Income Fund, the John Hancock V.A. Core Equity Fund, and the John Hancock V.A. Large Cap Growth Fund for various expenses included on a pro forma basis were reduced to reflect the estimated savings arising from the merger.

(e) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. Growth & Income Fund                               Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                               John Hancock     John Hancock     John Hancock
                                                             V.S.T. Growth &     V.A. Core      V.A. Large Cap
                                                               Income Fund      Equity Fund      Growth Fund
                                                             ---------------    ------------    --------------
Assets
 Long term investments at cost                                  $2,539,202       $   36,204       $    6,082
 Net unrealized appreciation (depreciation) of investments         221,717            4,780              246
 Short-term investments at value                                    55,129              558               --
                                                                ----------       ----------       ----------
 Total investments                                               2,816,048           41,542            6,328

 Receivable for:
    Investments sold                                                13,303               22               29
    Interest and dividends                                           2,031               42                2
    Other assets                                                        --                1                1
                                                                ----------       ----------       ----------
 Total Assets                                                    2,831,382           41,607            6,360
                                                                ----------       ----------       ----------

 Liabilities
 Payables for:
    Due to custodian                                                    --               --               68
    Investments purchased                                           19,727              305               --
    Fund shares purchased                                               --              120               --
    Securities on loan                                               9,945               --               --
    Payable to affiliates                                               --               25                1
    Other liabilities                                                1,720               21               11
                                                                ----------       ----------       ----------
 Total Liabilities                                                  31,392              471               80
                                                                ----------       ----------       ----------

 Net assets:
    Capital paid-in                                              2,963,174           40,154           11,192
    Accumulated net realized gain (loss) on investments,
        futures and foreign currency transactions                 (385,265)          (3,801)          (5,136)

    Undistributed (distribution in excess of)
        net investment income (loss)                                   364                3              (22)

    Net unrealized appreciation  (depreciation) of
        investments, futures and foreign currencies
        translations                                               221,717            4,780              246
                                                                ----------       ----------       ----------
Net assets                                                       2,799,990           41,136            6,280
                                                                ==========       ==========       ==========

NET ASSETS
   V.S.T. Growth & Income Fund                                   2,799,990               --               --
   V.A. Core Equity Fund                                                --           41,136               --
   V.A. Large Cap Growth Fund                                           --               --            6,280
                                                                ----------       ----------       ----------
                                                                 2,799,990           41,136            6,280
                                                                ==========       ==========       ==========

Shares outstanding:
   V.S.T. Growth & Income Fund                                     217,626               --               --
   V.A. Core Equity Fund                                                --            2,469               --
   V.A. Large Cap Growth Fund                                           --               --              816
                                                                ----------       ----------       ----------
                                                                   217,626            2,469              816
                                                                ==========       ==========       ==========

Net asset value per share:
   V.S.T. Growth & Income Fund                                  $    12.87               --               --
   V.A. Core Equity Fund                                                --       $    16.66               --
   V.A. Large Cap Growth Fund                                           --               --       $     7.69
                                                                ==========       ==========       ==========


                                                                                     Pro-Forma
                                                                Adjustments          Combined
                                                                -----------         ----------
Assets
 Long term investments at cost                                  $       --          $2,581,488
 Net unrealized appreciation (depreciation) of investments              --             226,743
 Short-term investments at value                                        --              55,687
                                                                ----------          ----------
 Total investments                                                      --           2,863,918

 Receivable for:
    Investments sold                                                    --              13,354
    Interest and dividends                                              --               2,075
    Other assets                                                        --                   2
                                                                ----------          ----------
 Total Assets                                                           --           2,879,349
                                                                ----------          ----------

 Liabilities
 Payables for:
    Due to custodian                                                    --                  68
    Investments purchased                                               --              20,032
    Fund shares purchased                                               --                 120
    Securities on loan                                                  --               9,945
    Payable to affiliates                                               26
    Other liabilities                                                   --               1,752
                                                                ----------          ----------
 Total Liabilities                                                      --              31,943
                                                                ----------          ----------

 Net assets:
    Capital paid-in                                                     --           3,014,520
    Accumulated net realized gain (loss) on investments,
        futures and foreign currency transactions                       --            (394,202)

    Undistributed (distribution in excess of)
        net investment income (loss)                                    --                 345

    Net unrealized appreciation  (depreciation) of
        investments, futures and foreign currencies
        translations                                                    --             226,743
                                                                ----------          ----------
Net assets                                                              --           2,847,406
                                                                ==========          ==========

NET ASSETS
   V.S.T. Growth & Income Fund                                      47,416(a)        2,847,406
   V.A. Core Equity Fund                                           (41,136)(a)              --
   V.A. Large Cap Growth Fund                                       (6,280)(a)              --
                                                                ----------          ----------
                                                                        --           2,847,406
                                                                ==========          ==========

Shares outstanding:
   V.S.T. Growth & Income Fund                                       3,618(a)          221,244
   V.A. Core Equity Fund                                            (2,469)(a)              --
   V.A. Large Cap Growth Fund                                         (816)(a)              --
                                                                ----------          ----------
                                                                       333             221,244
                                                                ==========          ==========

Net asset value per share:
   V.S.T. Growth & Income Fund                                          --          $    12.87
   V.A. Core Equity Fund                                        $   (16.66)(a)              --
   V.A. Large Cap Growth Fund                                   $    (7.69)(a)              --
                                                                ==========          ==========

John Hancock V.S.T. Growth & Income Fund                               Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000 omitted)

                                                                        John Hancock    John Hancock    John Hancock
                                                                      V.S.T. Growth &    V.A. Core     V.A. Large Cap
                                                                        Income Fund     Equity Fund     Growth Fund
                                                                      ---------------   ------------   --------------
Investement Income
   Interest and dividends                                                 $  38,881       $     532       $      50
   Securities Lending                                                           172              24              --
                                                                          ---------       ---------       ---------
Total Investment Income                                                      39,053             556              50
                                                                          ---------       ---------       ---------

Expenses
   Investment management fee                                                 22,818             295              99
   Auditing fees                                                                367              24              12
   Custodian fees                                                             1,146              27              17
   Fidelity Bond fees                                                             4              --              --
   Accounting and legal services fee                                             --               8               3
   Legal fees                                                                   230              --              --
   Printing & mailing fees                                                    1,991               5               2
   Organization expense                                                          --               2               2
   Trustees' fee                                                                140               3               1
   Miscellaneous                                                                 --               4               1
   Other fees                                                                    87              --              --
   Interest expense                                                              --              --               3
                                                                          ---------       ---------       ---------
Total Expenses                                                               26,783             368             140
                                                                          ---------       ---------       ---------

     Less Expense Reductions                                                   (149)             --             (11)
                                                                          ---------       ---------       ---------

Net Expenses                                                                 26,634             368             129
                                                                          ---------       ---------       ---------

Net Investment Income (loss)                                                 12,419             188             (79)
                                                                          ---------       ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss)
     Investments                                                           (273,187)         (3,524)         (4,168)

   Change in net unrealized appreciation (depreciation) of:
     Investments                                                           (531,648)         (2,110)         (3,797)
                                                                          ---------       ---------       ---------

     Net realized and Unrealized Gain (Loss)                               (804,835)         (5,634)         (7,965)
                                                                          ---------       ---------       ---------

     Net increase (decrease) in net assets resulting from operations      $(792,416)      $  (5,446)      $  (8,044)
                                                                          =========       =========       =========

                                                                                               Pro-Forma
                                                                           Adjustments          Combined
                                                                           -----------         ---------
Investement Income
   Interest and dividends                                                   $      --          $  39,463
   Securities Lending                                                              --                196
                                                                            ---------          ---------
Total Investment Income                                                            --             39,659
                                                                            ---------          ---------

Expenses
   Investment management fee                                                      (23)(c)         23,189
   Auditing fees                                                                  (36)(d)            367
   Custodian fees                                                                 (24)(d)          1,166
   Fidelity Bond fees                                                              --                  4
   Accounting and legal services fee                                               --                 11
   Legal fees                                                                      -- (d)            230
   Printing & mailing fees                                                         (7)(d)          1,991
   Organization expense                                                            (4)(b)             --
   Trustees' fee                                                                   --                144
   Miscellaneous                                                                   --                  5
   Other fees                                                                      --                 87
   Interest expense                                                                --                  3
                                                                            ---------          ---------
Total Expenses                                                                    (94)            27,197
                                                                            ---------          ---------

     Less Expense Reductions                                                     (530)(e)           (690)
                                                                            ---------          ---------

Net Expenses                                                                     (624)            26,507
                                                                            ---------          ---------

Net Investment Income (loss)                                                      624             13,152
                                                                            ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss)
     Investments                                                                   --           (280,879)

   Change in net unrealized appreciation (depreciation) of:
     Investments                                                                   --           (537,555)
                                                                            ---------          ---------

     Net realized and Unrealized Gain (Loss)                                       --           (818,434)
                                                                            ---------          ---------

     Net increase (decrease) in net assets resulting from operations        $     624          $(805,282)
                                                                            =========          =========

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                           V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION

Common Stock
Aerospace & Defense (1.75%)
Boeing Co.                                                            146,300    $    8,134
General Dynamics Corp.                                                266,000        20,697                  3,800       $   296
United Technologies Corp.                                             277,800        20,352                  5,600           410
                                                                                 ----------                           ----------
                                                                                     49,183                                  706
                                                                                 ----------                           ----------

Auto & Truck Parts (0.30%)
Lear Corp. *                                                          244,000         8,516                  4,400           154
                                                                                 ----------                           ----------

Automobile (0.89%)
Ford Motor Co.                                                        600,000        14,730                 13,000           319
General Motors Corp. - Cl. H                                          506,658        10,260
                                                                                 ----------                           ----------
                                                                                     24,990                                  319
                                                                                 ----------                           ----------

Bank (5.00%)
Bank of America Corp.                                                 340,000        20,410                  4,600           276
Bank of New York Co., Inc.                                            121,100         5,813
Comerica, Inc.                                                        232,800        13,409                  3,100           178
Fifth Third Bancorp                                                   107,900         6,479
FleetBoston Financial Corp.                                           226,600         8,939                  4,100           162
JP Morgan Chase & Co.                                                 400,000        17,840                  5,600           250
Mellon Financial Corp.                                                341,400        15,705                  3,300           152
State Street Corp.                                                     53,600         2,653
US Bancorp                                                          1,236,000        28,169                 28,400           647
Washington Mutual, Inc.                                               565,200        21,223
                                                                                 ----------                           ----------
                                                                                    140,640                                1,665
                                                                                 ----------                           ----------

Brokerage & Investment Management (0.43%)
Charles Schwab Corp.                                                    3,900            60
Goldman Sachs Group, Inc.                                              45,900         3,938
Morgan Stanley, Dean Witter, Discover & Co.                           128,300         8,241
                                                                                 ----------
                                                                                     12,239
                                                                                 ----------

Building (0.01%)
Black & Decker Corp. (The)                                                                                   6,300           249
                                                                                                                      ----------

Chemical (1.80%)
Air Products & Chemicals, Inc.                                        298,700        13,666                  5,200           238
Dow Chemical Co.                                                      428,500        14,248                 16,200           539
E.I. du Pont de Nemours & Co.                                         125,230         6,041
Praxair, Inc.                                                         346,200        16,271                  5,800           272
                                                                                 ----------                           ----------
                                                                                     50,226                                1,049
                                                                                 ----------                           ----------

                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION

Common Stock
Aerospace & Defense (1.75%)
Boeing Co.                                                                                   146,300   $    8,134
General Dynamics Corp.                                                                       269,800       20,993
United Technologies Corp.                                                                    283,400       20,762
                                                                                                       ----------
                                                                                                           49,889
                                                                                                       ----------

Auto & Truck Parts (0.30%)
Lear Corp. *                                                                                 248,400        8,670
                                                                                                       ----------

Automobile (0.89%)
Ford Motor Co.                                                                               613,000       15,049
General Motors Corp. - Cl. H                                                                 506,658       10,260
                                                                                                       ----------
                                                                                                           25,309
                                                                                                       ----------

Bank (5.00%)
Bank of America Corp.                                                                        344,600       20,686
Bank of New York Co., Inc.                                                                   121,100        5,813
Comerica, Inc.                                                                               235,900       13,587
Fifth Third Bancorp                                                                          107,900        6,479
FleetBoston Financial Corp.                                                                  230,700        9,101
JP Morgan Chase & Co.                                                                        405,600       18,090
Mellon Financial Corp.                                                                       344,700       15,857
State Street Corp.                                                  1,464        $   72       55,064        2,725
US Bancorp                                                                                 1,264,400       28,816
Washington Mutual, Inc.                                                                      565,200       21,223
                                                                             ----------                ----------
                                                                                     72                   142,377
                                                                             ----------                ----------

Brokerage & Investment Management (0.43%)
Charles Schwab Corp.                                                                           3,900           60
Goldman Sachs Group, Inc.                                                                     45,900        3,938
Morgan Stanley, Dean Witter, Discover & Co.                                                  128,300        8,241
                                                                                                       ----------
                                                                                                           12,239
                                                                                                       ----------

Building (0.01%)
Black & Decker Corp. (The)                                                                     6,300          249
                                                                                                       ----------

Chemical (1.80%)
Air Products & Chemicals, Inc.                                                               303,900       13,904
Dow Chemical Co.                                                                             444,700       14,787
E.I. du Pont de Nemours & Co.                                                                125,230        6,041
Praxair, Inc.                                                                                352,000       16,543
                                                                                                       ----------
                                                                                                           51,275
                                                                                                       ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION
Commercial Services  (0.86%)
Avery Dennison Corp.                                                  219,400    $   11,200
Concord EFS, Inc.                                                     150,600         7,833
Omnicom Group, Inc.                                                    22,400         1,926
TMP Worldwide, Inc.                                                    60,800         3,648
                                                                                 ----------
                                                                                     24,607
                                                                                 ----------

Computer Equipment  (6.01%)
BEA Systems, Inc.*
Brocade Communications Systems, Inc.                                   55,800         2,455
Cisco Systems, Inc.*                                                                                         8,600       $   157
Dell Computer Corp. *                                                 921,600        24,100                 14,000           366
EMC Corp.                                                             115,100         3,344
Gateway, Inc.                                                         144,100         2,370
Intel Corp.                                                         2,077,100        60,755                 31,600           924
International Business Machines Corp.                                 418,600        47,302                  6,300           712
Lexmark International Group, Inc. - Cl. A                             265,400        17,848                  7,800           524
McData Corp.                                                          154,100         2,704
Veritas Software Corp. *                                              105,500         7,019
                                                                                 ----------                           ----------
                                                                                    167,897                                2,683
                                                                                 ----------                           ----------

Computer Software & Services (8.24%)
Adobe Systems, Inc. *                                                 183,100         8,606                  2,300           108
Cadence Design Systems, Inc. *                                        386,200         7,195                  6,000           112
Check Point Software Technologies, Ltd. *                             105,200         5,320
Electronic Data Systems Corp. *                                       283,400        17,712                  6,100           381
EMC Corp.*
First Data Corp.                                                      192,900        12,394                  4,000           257
Fiserv, Inc.                                                          156,100         9,987                  3,500           224
Micromuse, Inc. *                                                     119,200         3,336
Microsoft Corp.                                                     1,808,900       132,050                 25,500         1,861
Oracle Corp. *                                                        886,000        16,834                 17,100           325
Parametric Technology Corp.                                            42,400           593
Peoplesoft, Inc.                                                      109,900         5,410                  3,000           148
Siebel Systems, Inc. *                                                112,000         5,253
SunGard Data Systems, Inc.                                            181,700         5,453                 14,100           423
Sun Microsystems, Inc.*
VeriSign, Inc.*
                                                                                 ----------                           ----------
                                                                                    230,143                                3,839
                                                                                 ----------                           ----------

Consumer Miscellaneous (0.67%)
Black & Decker Corp.                                                  305,700        12,063
Harley-Davidson, Inc.                                                 147,100         6,925
                                                                                 ----------
                                                                                     18,988
                                                                                 ----------

Cosmetic & Personal Care (1.60%)
Avon Products, Inc.                                                   244,100        11,297                  6,000           278
Colgate-Palmolive Co.                                                 164,900         9,727
Procter & Gamble Co.                                                  176,000        11,229
Unilever NV - NY Shares                                               217,700        12,968                  2,300           137
                                                                                 ----------                           ----------
                                                                                     45,221                                  415
                                                                                 ----------                           ----------

                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION
Commercial Services  (0.86%)
Avery Dennison Corp.                                                                         219,400   $   11,200
Concord EFS, Inc.                                                                            150,600        7,833
Omnicom Group, Inc.                                                                           22,400        1,926
TMP Worldwide, Inc.                                                                           60,800        3,648
                                                                                                       ----------
                                                                                                           24,607
                                                                                                       ----------

Computer Equipment  (6.01%)
BEA Systems, Inc.*                                                  1,000        $   31        1,000           31
Brocade Communications Systems, Inc.                                                          55,800        2,455
Cisco Systems, Inc.*                                               15,650           285       24,250          442
Dell Computer Corp. *                                                                        935,600       24,466
EMC Corp.                                                                                    115,100        3,344
Gateway, Inc.                                                                                144,100        2,370
Intel Corp.                                                         5,000           146    2,113,700       61,825
International Business Machines Corp.                                                        424,900       48,014
Lexmark International Group, Inc. - Cl. A                                                    273,200       18,372
McData Corp.                                                                                 154,100        2,704
Veritas Software Corp. *                                            2,050           136      107,550        7,155
                                                                             ----------                ----------
                                                                                    598                   171,178
                                                                             ----------                ----------

Computer Software & Services (8.24%)
Adobe Systems, Inc. *                                                                        185,400        8,714
Cadence Design Systems, Inc. *                                                               392,200        7,307
Check Point Software Technologies, Ltd. *                                                    105,200        5,320
Electronic Data Systems Corp. *                                     2,000           125      291,500       18,218
EMC Corp.*                                                          4,707           137        4,707          137
First Data Corp.                                                                             196,900       12,651
Fiserv, Inc.                                                                                 159,600       10,211
Micromuse, Inc. *                                                                            119,200        3,336
Microsoft Corp.                                                     3,450           252    1,837,850      134,163
Oracle Corp. *                                                                               903,100       17,159
Parametric Technology Corp.                                                                   42,400          593
Peoplesoft, Inc.                                                                             112,900        5,558
Siebel Systems, Inc. *                                                                       112,000        5,253
SunGard Data Systems, Inc.                                                                   195,800        5,876
Sun Microsystems, Inc.*                                             6,750           106        6,750          106
VeriSign, Inc.*                                                       950            57          950           57
                                                                             ----------                ----------
                                                                                    677                   234,659
                                                                             ----------                ----------

Consumer Miscellaneous (0.67%)
Black & Decker Corp.                                                                         305,700       12,063
Harley-Davidson, Inc.                                                                        147,100        6,925
                                                                                                       ----------
                                                                                                           18,988
                                                                                                       ----------

Cosmetic & Personal Care (1.60%)
Avon Products, Inc.                                                                          250,100       11,575
Colgate-Palmolive Co.                                                                        164,900        9,727
Procter & Gamble Co.                                                                         176,000       11,229
Unilever NV - NY Shares                                                                      220,000       13,105
                                                                                                       ----------
                                                                                                           45,636
                                                                                                       ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION
Diversified Operations (8.13%)
Amgen, Inc.                                                           150,700    $    9,144
Danaher Corp.                                                         193,500        10,836
General Electric Co.                                                3,401,330       165,815                 39,300    $    1,916
Tyco International, Ltd.                                              774,800        42,227                 12,800           697
                                                                                 ----------                           ----------
                                                                                    228,022                                2,613
                                                                                 ----------                           ----------

Electric Power (1.95%)
Allegheny Energy, Inc.                                                241,800        11,667
Duke Energy Co.                                                       400,000        15,604
Exelon Corp.                                                          335,500        21,512
Mirant Corp.                                                          194,400         6,687                  5,600           193
                                                                                 ----------                           ----------
                                                                                     55,470                                  193
                                                                                 ----------                           ----------

Electrical Equipment  (0.24%)
Best Buy Co., Inc.                                                    106,800         6,784
                                                                                 ----------

Electronic Components  (0.06%)
Electronic Arts, Inc.                                                  28,400         1,644
                                                                                 ----------

Electronic Products & Services  (4.87%)
Analog Devices, Inc.                                                  232,400        10,051                  4,200           182
Applera Corporation - Applied Biosystems Group                         86,700         2,319
Applied Materials, Inc. *                                             357,300        17,544                  4,100           201
Applied Micro Circuits Corp. *                                        133,900         2,303
Celestica, Inc.                                                        49,300         2,539
Cisco Systems, Inc.                                                 1,483,100        26,992
Emulex Corp.                                                           78,800         3,184
Integrated Device Technology, Inc.                                     55,800         1,768
KLA-Tencor Corp. *                                                    237,363        13,879                  3,300           193
LSI Logic Corp.                                                       350,000         6,580                  7,000           131
Marvell Technology Group, Ltd. *                                      140,600         3,782
Maxim Integrated Products, Inc. *                                     262,432        11,602                  3,600           159
Novellus Systems, Inc.*
Parker- Hannifin Corp.                                                                                       3,700           157
Sanmina Corp. *                                                       114,200         2,673
Tektronix, Inc.                                                       288,900         7,844
Texas Instruments, Inc.                                               476,500        15,010                  7,800           246
Xilinx, Inc. *                                                        219,300         9,044                  3,100           128
                                                                                 ----------                           ----------
                                                                                    137,114                                1,397
                                                                                 ----------                           ----------

Energy - Alternative Source (0.29%)
El Paso Corp.                                                         155,900         8,191
                                                                                 ----------

Fiber Optics (0.00%)
CIENA Corp.*


                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION
Diversified Operations (8.13%)
Amgen, Inc.                                                                                  150,700   $    9,144
Danaher Corp.                                                                                193,500       10,836
General Electric Co.                                                7,627        $  372    3,448,257      168,103
Tyco International, Ltd.                                            6,550           357      794,150       43,281
                                                                             ----------                ----------
                                                                                    729                   231,364
                                                                             ----------                ----------

Electric Power (1.95%)
Allegheny Energy, Inc.                                                                       241,800       11,667
Duke Energy Co.                                                                              400,000       15,604
Exelon Corp.                                                                                 335,500       21,512
Mirant Corp.                                                                                 200,000        6,880
                                                                                                       ----------
                                                                                                           55,663
                                                                                                       ----------

Electrical Equipment  (0.24%)
Best Buy Co., Inc.                                                                           106,800        6,784
                                                                                                       ----------

Electronic Components  (0.06%)
Electronic Arts, Inc.                                                                         28,400        1,644
                                                                                                       ----------

Electronic Products & Services  (4.87%)
Analog Devices, Inc.                                                1,315            57      237,915       10,290
Applera Corporation - Applied Biosystems Group                                                86,700        2,319
Applied Materials, Inc. *                                           1,500            73      362,900       17,818
Applied Micro Circuits Corp. *                                                               133,900        2,303
Celestica, Inc.                                                       600            31       49,900        2,570
Cisco Systems, Inc.                                                                        1,483,100       26,992
Emulex Corp.                                                                                  78,800        3,184
Integrated Device Technology, Inc.                                                            55,800        1,768
KLA-Tencor Corp. *                                                                           240,663       14,072
LSI Logic Corp.                                                                              357,000        6,711
Marvell Technology Group, Ltd. *                                                             140,600        3,782
Maxim Integrated Products, Inc. *                                                            266,032       11,761
Novellus Systems, Inc.*                                               700            40          700           40
Parker- Hannifin Corp.                                                                         3,700          157
Sanmina Corp. *                                                                              114,200        2,673
Tektronix, Inc.                                                                              288,900        7,844
Texas Instruments, Inc.                                                                      484,300       15,256
Xilinx, Inc. *                                                        750            31      223,150        9,203
                                                                             ----------                ----------
                                                                                    232                   138,743
                                                                             ----------                ----------

Energy - Alternative Source (0.29%)
El Paso Corp.                                                                                155,900        8,191
                                                                                                       ----------

Fiber Optics (0.00%)
CIENA Corp.*                                                        1,600            61        1,600           61
                                                                             ----------                ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION
Financial Services  (0.78%)
Providian Financial Corp. *                                           120,000    $    7,104
Stillwell Financial, Inc.                                             362,500        12,165
Citigroup, Inc.                                                                                             32,600       $ 1,723
Concord EFS, Inc.*                                                                                           4,100           213
Washington Mutual, Inc.                                                                                     12,450           467
Goldman Sachs Group, Inc. (The)
MBNA Corp.
Morgan Stanley Dean Witter & Co.
                                                                                 ----------                           ----------
                                                                                     19,269                                2,403
                                                                                 ----------                           ----------

Food, Beverage & Tobacco  (3.42%)
Anheuser-Busch Cos., Inc.                                             247,200        10,185                  4,600           190
Coca-Cola Co.                                                         300,000        13,500
Kraft Foods, Inc. CL A*                                               163,800         5,078                  3,000            93
Pepsi Bottling Group, Inc.                                              6,900           277                 15,600           792
PepsiCo, Inc.                                                         549,800        24,301                  5,800           256
Philip Morris Cos., Inc.                                              837,900        42,523
                                                                                 ----------                           ----------
                                                                                     95,864                                1,331
                                                                                 ----------                           ----------

Health Care Products (12.34%)
Abbott Laboratories                                                   308,000        14,787
Allergan, Inc.                                                        132,500        11,329
American Home Products Corp.                                          608,200        35,543
Andrx Corp. *                                                          32,300         2,487
Bristol-Myers Squibb Co.                                              436,000        22,803
Eli Lilly & Co.                                                       112,400         8,318
Forest Laboratories, Inc. *                                            31,000         2,201
Genetech, Inc. *                                                      104,000         5,731
Ivax Corp.                                                             61,650         2,404
Johnson & Johnson                                                   1,057,704        52,885
King Pharmaceuticals, Inc. *                                           64,500         3,467
MedImmune, Inc. *                                                     108,900         5,140
Medtronic, Inc.                                                       173,600         7,987
Merck & Co., Inc.                                                     493,100        31,514
Pfizer, Inc.                                                        2,726,300       109,188
Pharmacia Corp.                                                       181,700         8,349
Schering-Plough Corp.                                                 570,100        20,661
UnitedHealth Group, Inc.                                              105,700         6,527
                                                                                 ----------
                                                                                    351,321
                                                                                 ----------

Health Care Services (0.72%)
Lincare Holdings, Inc.                                                137,400         4,123                  5,400           162
Tenet Healthcare Corp.                                                130,000         6,707
Trigon Healthcare, Inc.                                               144,700         9,384                  2,700           175
                                                                                 ----------                           ----------
                                                                                     20,214                                  337
                                                                                 ----------                           ----------

                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION
Financial Services  (0.78%)
Providian Financial Corp. *                                                                  120,000   $    7,104
Stillwell Financial, Inc.                                                                    362,500       12,165
Citigroup, Inc.                                                     4,378        $  231       36,978        1,954
Concord EFS, Inc.*                                                                             4,100          213
Washington Mutual, Inc.                                                                       12,450          467
Goldman Sachs Group, Inc. (The)                                       750            64          750           64
MBNA Corp.                                                          3,780           125        3,780          125
Morgan Stanley Dean Witter & Co.                                    1,300            84        1,300           84
                                                                             ----------                ----------
                                                                                    504                    22,176
                                                                             ----------                ----------

Food, Beverage & Tobacco  (3.42%)
Anheuser-Busch Cos., Inc.                                           1,700            70      253,500       10,445
Coca-Cola Co.                                                                                300,000       13,500
Kraft Foods, Inc. CL A*                                                                      166,800        5,171
Pepsi Bottling Group, Inc.                                          1,800            91       24,300        1,160
PepsiCo, Inc.                                                                                555,600       24,557
Philip Morris Cos., Inc.                                                                     837,900       42,523
                                                                             ----------                ----------
                                                                                    161                    97,356
                                                                             ----------                ----------

Health Care Products (12.34%)
Abbott Laboratories                                                                          308,000       14,787
Allergan, Inc.                                                                               132,500       11,329
American Home Products Corp.                                                                 608,200       35,543
Andrx Corp. *                                                                                 32,300        2,487
Bristol-Myers Squibb Co.                                                                     436,000       22,803
Eli Lilly & Co.                                                                              112,400        8,318
Forest Laboratories, Inc. *                                                                   31,000        2,201
Genetech, Inc. *                                                                             104,000        5,731
Ivax Corp.                                                                                    61,650        2,404
Johnson & Johnson                                                                          1,057,704       52,885
King Pharmaceuticals, Inc. *                                                                  64,500        3,467
MedImmune, Inc. *                                                                            108,900        5,140
Medtronic, Inc.                                                                              173,600        7,987
Merck & Co., Inc.                                                                            493,100       31,514
Pfizer, Inc.                                                                               2,726,300      109,188
Pharmacia Corp.                                                                              181,700        8,349
Schering-Plough Corp.                                                                        570,100       20,661
UnitedHealth Group, Inc.                                                                     105,700        6,527
                                                                                                       ----------
                                                                                                          351,321
                                                                                                       ----------

Health Care Services (0.72%)
Lincare Holdings, Inc.                                                                       142,800        4,285
Tenet Healthcare Corp.                                                                       130,000        6,707
Trigon Healthcare, Inc.                                                                      147,400        9,559
                                                                                                       ----------
                                                                                                           20,551
                                                                                                       ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION
Insurance (4.09%)
American International Group, Inc.                                    407,500    $   35,045                  5,600       $   482
Hartford Financial Services Group, Inc.                               349,600        23,913                  4,900           335
Lincoln National Corp.                                                412,200        21,331                  5,600           290
St. Paul Cos., Inc.                                                   381,100        19,318                  6,500           329
Torchmark, Inc.                                                       210,100         8,448                  4,300           173
XL Capital, Ltd. - Cl. A                                               78,900         6,478                  2,200           181
                                                                                 ----------                           ----------
                                                                                    114,533                                1,790
                                                                                 ----------                           ----------

Leisure & Recreation  (0.18%)
Sabre Group Holdings, Inc.                                            100,000         5,000                  3,800           190
                                                                                 ----------                           ----------

Manufacturing (0.00%)
Danaher Corp.                                                                                                2,300           129
                                                                                                                      ----------

Media - TV / Radio  (5.17%)
AOL Time Warner, Inc. *                                             1,636,250        86,722                 20,600         1,092
BEA Systems, Inc.                                                     148,100         4,548
Charter Communications, Inc. (Class A)*
Clear Channel Communications, Inc.                                    229,700        14,402
The Walt Disney Co.                                                   487,300        14,078                  7,500           217
Viacom, Inc. - Cl. B*                                                 489,299        25,321                  7,200           372
                                                                                 ----------                           ----------
                                                                                    145,071                                1,681
                                                                                 ----------                           ----------

Medical (0.21%)
Abbott Laboratories                                                                                          5,400           259
Allergan, Inc.                                                                                               2,000           171
American Home Products Corp.                                                                                 7,400           432
Amgen, Inc.*
Bristol-Myers Squibb Co.                                                                                     7,800           408
Cardinal Health, Inc.
Express Scripts, Inc.*
Genentech, Inc.*
Invitrogen Corp.*                                                                                            2,000           111
Johnson & Johnson                                                                                           14,618           731
Laboratory Corp. of America Holdings*                                                                        2,200           169
Medtronic, Inc.
Merck & Co., Inc.                                                                                            9,400           601
Pfizer, Inc.                                                                                                34,000         1,362
Pharmacia Corp.                                                                                              3,600           165
Schering-Plough Corp.                                                                                        4,100           149
Stryker Corp.
UnitedHealth Group, Inc.
Wellpoint Health Networks, Inc.*
                                                                                                                      ----------
                                                                                                                           4,558
                                                                                                                      ----------

Metals & Mining  (0.80%)
Minnesota Mining & Manufacturing Co.                                  197,100        22,489                  3,300           377
                                                                                 ----------                           ----------

                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION
Insurance (4.09%)
American International Group, Inc.                                  2,182        $  188      415,282   $   35,715
Hartford Financial Services Group, Inc.                                                      354,500       24,248
Lincoln National Corp.                                                                       417,800       21,621
St. Paul Cos., Inc.                                                                          387,600       19,647
Torchmark, Inc.                                                                              214,400        8,621
XL Capital, Ltd. - Cl. A                                                                      81,100        6,659
                                                                             ----------                ----------
                                                                                    188                   116,511
                                                                             ----------                ----------

Leisure & Recreation  (0.18%)
Sabre Group Holdings, Inc.                                                                   103,800        5,190
                                                                                                       ----------

Manufacturing (0.00%)
Danaher Corp.                                                                                  2,300          129
                                                                                                       ----------

Media - TV / Radio  (5.17%)
AOL Time Warner, Inc. *                                             5,110           271    1,661,960       88,085
BEA Systems, Inc.                                                                            148,100        4,548
Charter Communications, Inc. (Class A)*                             3,050            71        3,050           71
Clear Channel Communications, Inc.                                  2,052           129      231,752       14,531
The Walt Disney Co.                                                                          494,800       14,295
Viacom, Inc. - Cl. B*                                               1,400            72      497,899       25,765
                                                                             ----------                ----------
                                                                                    543                   147,295
                                                                             ----------                ----------

Medical (0.21%)
Abbott Laboratories                                                   973            83        6,373          342
Allergan, Inc.                                                                                 2,000          171
American Home Products Corp.                                                                   7,400          432
Amgen, Inc.*                                                        2,350           143        2,350          143
Bristol-Myers Squibb Co.                                                                       7,800          408
Cardinal Health, Inc.                                               3,513           242        3,513          242
Express Scripts, Inc.*                                                800            44          800           44
Genentech, Inc.*                                                    1,056            58        1,056           58
Invitrogen Corp.*                                                                              2,000          111
Johnson & Johnson                                                   2,100           105       16,718          836
Laboratory Corp. of America Holdings*                                                          2,200          169
Medtronic, Inc.                                                     2,281           105        2,281          105
Merck & Co., Inc.                                                                              9,400          601
Pfizer, Inc.                                                        5,928           237       39,928        1,599
Pharmacia Corp.                                                     2,346           108        5,946          273
Schering-Plough Corp.                                                                          4,100          149
Stryker Corp.                                                       1,400            77        1,400           77
UnitedHealth Group, Inc.                                              550            34          550           34
Wellpoint Health Networks, Inc.*                                      700            66          700           66
                                                                             ----------                ----------
                                                                                  1,302                     5,860
                                                                             ----------                ----------

Metals & Mining  (0.80%)
Minnesota Mining & Manufacturing Co.                                                         200,400       22,866
                                                                                                       ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION
Mortgage Banking (0.03%)
Fannie Mae                                                                                                   9,100       $   775
                                                                                                                      ----------

Natural Gas Distribution (0.88%)
Enron Corp.                                                           509,900    $   24,985
                                                                                 ----------

Office (0.01%)
Avery Dennison Corp.                                                                                         3,600           184
                                                                                                                      ----------

Oil (1.46)%
Baker Hughes, Inc.                                                    300,000        10,050
Royal Dutch Petroleum Co. - NY Shares                                 540,100        31,472
                                                                                 ----------
                                                                                     41,522
                                                                                 ----------

Oil & Natural Gas Exploration & Production (4.30%)
Apache Corp.                                                                                                 2,500           127
Chevron Corp.                                                         174,000        15,747                  3,000           271
El Paso Corp.                                                                                                2,300           121
Enron Corp.                                                                                                  7,000           343
Exxon Mobil Corp.                                                     842,870        73,625                 14,112         1,233
Kerr-McGee Corp.                                                      168,200        11,147                  2,400           159
Royal Dutch Petroleum Co. (ADR) (Netherlands)                                                                9,600           559
Transocean Sedco Forex, Inc.                                           50,450         2,081
USX-Marathon Group                                                    572,500        16,894                  5,800           171
                                                                                 ----------                           ----------
                                                                                    119,494                                2,984
                                                                                 ----------                           ----------

Paper & Forest Products (0.41%)
Kimberly-Clark Corp.                                                  203,000        11,348                  4,100           229
                                                                                 ----------                           ----------

Personal & Commercial Lending  (2.88%)
Citigroup, Inc.                                                     1,549,000        81,849
                                                                                 ----------

Real Estate Operations (0.05%)
HomeStore.com, Inc.                                                    39,800         1,391
                                                                                 ----------

Retail - Department Stores (7.76%)
Abercrombie & Fitch Co. (Class A) *                                   197,700         8,798                  4,100           182
Bed Bath & Beyond, Inc. *                                             300,500         9,376                  5,600           168
CVS Corp.                                                             263,900        10,187                  4,600           178
Gap, Inc. (The)
Home Depot, Inc.                                                      559,600        26,049                  6,600           307
Kohl's Corp. *                                                        393,500        24,684                  7,900           496

                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION
Mortgage Banking (0.03%)
Fannie Mae                                                                                     9,100   $      775
                                                                                                       ----------

Natural Gas Distribution (0.88%)
Enron Corp.                                                                                  509,900       24,985
                                                                                                       ----------

Office (0.01%)
Avery Dennison Corp.                                                                           3,600          184
                                                                                                       ----------

Oil (1.46)%
Baker Hughes, Inc.                                                                           300,000       10,050
Royal Dutch Petroleum Co. - NY Shares                                                        540,100       31,472
                                                                                                       ----------
                                                                                                           41,522
                                                                                                       ----------

Oil & Natural Gas Exploration & Production (4.30%)
Apache Corp.                                                                                   2,500          127
Chevron Corp.                                                                                177,000       16,018
El Paso Corp.                                                                                  2,300          121
Enron Corp.                                                                                    7,000          343
Exxon Mobil Corp.                                                                            856,982       74,858
Kerr-McGee Corp.                                                                             170,600       11,306
Royal Dutch Petroleum Co. (ADR) (Netherlands)                                                  9,600          559
Transocean Sedco Forex, Inc.                                          700        $   29       51,150        2,110
USX-Marathon Group                                                                           578,300       17,065
                                                                             ----------                ----------
                                                                                     29                   122,507
                                                                             ----------                ----------

Paper & Forest Products (0.41%)
Kimberly-Clark Corp.                                                                         207,100       11,577
                                                                                                       ----------

Personal & Commercial Lending  (2.88%)
Citigroup, Inc.                                                                            1,549,000       81,849
                                                                                                       ----------

Real Estate Operations (0.05%)
HomeStore.com, Inc.                                                                           39,800        1,391
                                                                                                       ----------

Retail - Department Stores (7.76%)
Abercrombie & Fitch Co. (Class A) *                                                          201,800        8,980
Bed Bath & Beyond, Inc. *                                           3,350           101      309,450        9,645
CVS Corp.                                                                                    268,500       10,365
Gap, Inc. (The)                                                     2,600            75        2,600           75
Home Depot, Inc.                                                    5,512           257      571,712       26,613
Kohl's Corp. *                                                                               401,400       25,180

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION
Lowe's Cos., Inc.                                                     402,766    $   29,221                  9,200       $   667
May Department Stores Co.                                             271,100         9,288                  7,400           254
Talbots, Inc.                                                         128,000         5,600
Target Corp.                                                          338,300        11,705                  5,600           194
TJX Cos., Inc.                                                        499,100        15,906                  9,700           309
Wal-Mart Stores, Inc.                                               1,348,900        65,826                 14,800           722
                                                                                 ----------                           ----------
                                                                                    216,640                                3,477
                                                                                 ----------                           ----------

Retail - Drug Stores (0.26%)
Rite Aid Corp.                                                         15,000           135
Walgreen Co.                                                          210,300         7,182                  3,900           133
                                                                                 ----------                           ----------
                                                                                      7,317                                  133
                                                                                 ----------                           ----------

Retail - Food (0.17%)
Starbucks Corp. *                                                     210,700         4,846
                                                                                 ----------

Soap & Cleaning Preparations (0.02%)
Colgate-Palmolive Co.                                                                                        4,100           242
Procter & Gamble Co. (The)                                                                                   3,100           198

                                                                                                                      ----------
                                                                                                                             440
                                                                                                                      ----------

Telecommunication Equipment  (2.62%)
Amdocs Ltd.*
American Tower Corp. (Class A)
Ciena Corp. *                                                          96,900         3,682
Comverse Technology, Inc.                                             219,400        12,528                  1,800           103
Linear Technology Corp.                                               339,700        15,022                  4,900           217
Micron Technology, Inc.                                               181,100         7,443
Nokia Oyj - ADR                                                       200,000         4,408
Qualcomm, Inc. *                                                      382,000        22,339                  4,500           263
RF Micro Devices, Inc.                                                105,000         2,832
Scientific-Atlanta, Inc. *                                             76,200         3,094
Sonus Networks, Inc. *                                                 99,200         2,317
                                                                                 ----------                           ----------
                                                                                     73,665                                  583
                                                                                 ----------                           ----------

Telecommunication Services  (3.17%)
Broadwing, Inc.                                                       452,100        11,054                  6,700           164
EchoStar Communications Corp. - Cl. A*                                195,400         6,335
Sprint PCS (PCS Group) *                                              809,500        19,549                 11,700           282
Verizon Communications                                                971,600        51,981                 18,300           979
                                                                                 ----------                           ----------
                                                                                     88,919                                1,425
                                                                                 ----------                           ----------

Telephone (2.32%)
AT&T Corp. - Liberty Media Group - Cl. A                              704,262        12,318                 16,400           287
Qwest Communications International, Inc.                            1,080,300        34,429                 17,000           542
SBC Communications, Inc.                                              196,800         7,884
Telephone and Data Systems, Inc.                                       96,500        10,494                  1,800           195
                                                                                 ----------                           ----------
                                                                                     65,125                                1,024
                                                                                 ----------                           ----------

                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION
Lowe's Cos., Inc.                                                   1,300        $   94      413,266   $   29,982
May Department Stores Co.                                                                    278,500        9,542
Talbots, Inc.                                                                                128,000        5,600
Target Corp.                                                                                 343,900       11,899
TJX Cos., Inc.                                                                               508,800       16,215
Wal-Mart Stores, Inc.                                               5,398           263    1,369,098       66,811
                                                                             ----------                ----------
                                                                                    790                   220,907
                                                                             ----------                ----------

Retail - Drug Stores (0.26%)
Rite Aid Corp.                                                                                15,000          135
Walgreen Co.                                                                                 214,200        7,315
                                                                                                       ----------
                                                                                                            7,450
                                                                                                       ----------

Retail - Food (0.17%)
Starbucks Corp. *                                                                            210,700        4,846
                                                                                                       ----------

Soap & Cleaning Preparations (0.02%)
Colgate-Palmolive Co.                                                                          4,100          242
Procter & Gamble Co. (The)                                                                     3,100          198
                                                                                                       ----------

                                                                                                              440
                                                                                                       ----------

Telecommunication Equipment  (2.62%)
Amdocs Ltd.*                                                          700            38          700           38
American Tower Corp. (Class A)                                      3,159            65        3,159           65
Ciena Corp. *                                                                                 96,900        3,682
Comverse Technology, Inc.                                           1,200            68      222,400       12,699
Linear Technology Corp.                                                                      344,600       15,239
Micron Technology, Inc.                                             1,400            58      182,500        7,501
Nokia Oyj - ADR                                                     3,164            70      203,164        4,478
Qualcomm, Inc. *                                                                             386,500       22,602
RF Micro Devices, Inc.                                                                       105,000        2,832
Scientific-Atlanta, Inc. *                                          1,807            73       78,007        3,167
Sonus Networks, Inc. *                                                                        99,200        2,317
                                                                             ----------                ----------
                                                                                    372                    74,620
                                                                             ----------                ----------

Telecommunication Services  (3.17%)
Broadwing, Inc.                                                                              458,800       11,218
EchoStar Communications Corp. - Cl. A*                                                       195,400        6,335
Sprint PCS (PCS Group) *                                                                     821,200       19,831
Verizon Communications                                                                       989,900       52,960
                                                                                                       ----------
                                                                                                           90,344
                                                                                                       ----------

Telephone (2.32%)
AT&T Corp. - Liberty Media Group - Cl. A                                                     720,662       12,605
Qwest Communications International, Inc.                                                   1,097,300       34,971
SBC Communications, Inc.                                                                     196,800        7,884
Telephone and Data Systems, Inc.                                                              98,300       10,689
                                                                                                       ----------
                                                                                                           66,149
                                                                                                       ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Growth & Income Fund, the V.A. Core Equity Fund and the V.A. Large Cap Growth Fund, combined on June 30, 2001.

                                                  -------------------------------------------------------------------------------
                                                          V.S.T. Growth & Income                     V.A. Core Equity
                                                  -------------------------------------------------------------------------------
                                                                  NUMBER OF   MARKET VALUE              NUMBER OF  MARKET VALUE
                                                    INTEREST      SHARES OR      (000's      INTEREST   SHARES OR     (000's
                                                      RATE        WARRANTS      OMITTED)       RATE     WARRANTS     OMITTED)
                                                  -------------------------------------------------------------------------------
ISSUER DESCRIPTION
Utilities (0.06%)
AES Corp. (The)*
Allegheny Energy, Inc.                                                                                       4,400       $   212
Duke Energy Corp.                                                                                           16,500           644
Exelon Corp.                                                                                                 8,100           519
SBC Communications, Inc.                                                                                     6,900           277

                                                                                                                      ----------
                                                                                                                           1,652
                                                                                                                      ----------

U.S. Government Agencies (1.41%)
Federal National Mortgage Assoc.                                      471,900    $   40,182
                                                                                 ----------

                                                                                 ----------                           ----------
TOTAL COMMON STOCK (98.62%)                                                       2,760,919                               40,984
                                                                                 ----------                           ----------

                                                                   PAR VALUE                             PAR VALUE
                                                                     (000's                                (000's
                                                                    OMITTED)                              OMITTED)
                                                                   ---------                             ---------
SHORT-TERM INVESTMENTS (1.59%)
Investments in joint trading account
3.97% due 07/02/01                                       3.970%    $   45,184        45,184

Joint Repurchase Agreement (0.02%) Investment in
a joint repurchase agreement transaction with
UBS Warburg, Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625% due
08-15-15 and 6.250% due 08-15-23, U.S. Treasury
Note 5.625% due 11-30-02) - Note B                                                               3.97%     $   558           558
                                                                                                                      ----------

CASH EQUIVALENTS (0.35%)
Navigator Securities Lending Prime Portfolio**                      9,944,668         9,945

                                                                                 ----------                           ----------
TOTAL SHORT TERM INVESTMENTS (1.96%)                                                 55,129                                  558
                                                                                 ----------                           ----------

                       TOTAL INVESTMENTS (100.58%)                                2,816,048                               41,542
                                                                                 ----------                           ----------
         OTHER ASSETS AND LIABILITIES, NET (0.58%)                                  (16,058)                                (406)
                                                                                 ----------                           ----------
                              NET ASSETS (100.00%)                               $2,799,990                              $41,136
                                                                                 ==========                           ==========

                                                  ----------------------------------------------------------------
                                                         V.A. Large Cap Growth                  Combined
                                                  ----------------------------------------------------------------
                                                               NUMBER OF  MARKET VALUE   NUMBER OF   MARKET VALUE
                                                   INTEREST    SHARES OR     (000's      SHARES OR      (000's
                                                     RATE      WARRANTS     OMITTED)      WARRANTS     OMITTED)
                                                  ----------------------------------------------------------------
ISSUER DESCRIPTION
Utilities (0.06%)
AES Corp. (The)*                                                    1,618        $   70        1,618   $       70
Allegheny Energy, Inc.                                                                         4,400          212
Duke Energy Corp.                                                                             16,500          644
Exelon Corp.                                                                                   8,100          519
SBC Communications, Inc.                                                                       6,900          277
                                                                                                       ----------
                                                                             ----------
                                                                                     70                     1,722
                                                                             ----------                ----------

U.S. Government Agencies (1.41%)
Federal National Mortgage Assoc.                                                             471,900       40,182
                                                                                                       ----------

                                                                             ----------                ----------
TOTAL COMMON STOCK (98.62%)                                                       6,328                 2,808,231
                                                                             ----------                ----------

                                                               PAR VALUE                  PAR VALUE
                                                                 (000's                    (000's
                                                                OMITTED)                   OMITTED)
                                                               ---------                  ----------
SHORT-TERM INVESTMENTS (1.59%)
Investments in joint trading account
3.97% due 07/02/01                                                                        $   45,184       45,184

Joint Repurchase Agreement (0.02%) Investment in
a joint repurchase agreement transaction with
UBS Warburg, Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625% due
08-15-15 and 6.250% due 08-15-23, U.S. Treasury
Note 5.625% due 11-30-02) - Note B                                                               558          558


CASH EQUIVALENTS (0.35%)
Navigator Securities Lending Prime Portfolio**                                             9,944,668        9,945

                                                                             ----------                ----------
TOTAL SHORT TERM INVESTMENTS (1.96%)                                                  0                    55,687
                                                                             ----------                ----------

                       TOTAL INVESTMENTS (100.58%)                                6,328                 2,863,918
                                                                             ----------                ----------
         OTHER ASSETS AND LIABILITIES, NET (0.58%)                                  (48)                  (16,512)
                                                                             ----------                ----------
                              NET ASSETS (100.00%)                               $6,280                $2,847,406
                                                                             ==========                ==========

Notes to the Schedule of Investments

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage show for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                                                                       Exhibit C

                      JOHN HANCOCK V.S.T. EQUITY INDEX FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Equity Index Fund and the John Hancock V.A. 500 Index Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Equity Index Fund and John Hancock V.A. 500 Index Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Equity Index Fund of all assets of John Hancock V.A. 500 Index Fund and issuance of John Hancock V.S.T. Small Equity Index Fund shares in exchange for all of the outstanding shares of John Hancock V.A. 500 Index Fund.

(b) The deferred organization expense of John Hancock V.A. 500 Index Fund was written off as the Fund would no longer be in existence.

(c) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Equity Index
      Fund:

            0.15% for the first $75,000,000 of the Fund's net assets; 0.14% for net assets between $75,000,000 and 125,000,000;
            0.13% for net assets in excess of $125,000,000.

(d) The actual expenses incurred by the John Hancock V.S.T. Equity Index Fund and the John Hancock V.A. 500 Index Fund for various expenses included on a pro forma basis were reduced to reflect the estimated savings arising from the merger.

(e) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of .10% of the funds' average daily net assets.

John Hancock V.S.T. Equity Index Fund                                  Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                      John Hancock    John Hancock
                                                                      V.S.T. Equity  V.A. 500 Index                   Pro-Forma
                                                                       Index Fund         Fund       Adjustments      Combined
                                                                      -------------  --------------  -----------      ---------
ASSETS
  Long term investments at cost                                        $ 556,479       $  12,949     $        --      $ 569,428
  Net unrealized appreciation (depreciation) of investments              (36,201)          4,888              --        (31,313)
  Short-term investments at value                                         18,987             911              --         19,898
                                                                       ---------       ---------     -----------      ---------
  Total Investments                                                      539,265          18,748              --        558,013

Cash                                                                          68               1              --             69
Cash Segregated for futures contracts                                         --              35              --             35
Receivables for:
  Investments sold                                                            --              25              --             25
  Dividends and interest receivable                                          389              13              --            402
  Receivable for futures variation margin                                     66               2              --             68
  Receivable from John Hancock Advisors, Inc. and affiliates                  --              29              --             29
                                                                       ---------       ---------     -----------      ---------
Total Assets                                                             539,788          18,853              --        558,641
                                                                       ---------       ---------     -----------      ---------

LIABILITIES
Payables for:
  Investments purchased                                                      547             389              --            936
  Accounts payable, accrued expenses and other liabilities                    94              45              --            139
                                                                       ---------       ---------     -----------      ---------
Total Liabilities                                                            641             434              --          1,075
                                                                       ---------       ---------     -----------      ---------
Net Assets                                                               539,147          18,419              --        557,566
                                                                       =========       =========     ===========      =========

Net assets:
  Capital paid-in                                                        563,431          12,498              --        575,929

  Accumulated net realized gain (loss) on investments, futures and
    foreign currency transactions                                         12,451           1,052              --         13,503

  Undistributed (distributions in excess of)
    net investment income (loss)                                             (19)             --              --            (19)

  Net unrealized appreciation (depreciation) of investments, futures
    and translation of assets and liabilities in foreign currencies      (36,716)          4,869              --        (31,847)
                                                                       ---------       ---------     -----------      ---------
                                                                         539,147          18,419              --        557,566
                                                                       =========       =========     ===========      =========

Net assets:
  V.S.T. Equity Index Fund                                               539,147              --          18,419 (a)    557,566
  V.A. 500 Index Fund                                                         --          18,419         (18,419)(a)         --
                                                                       ---------       ---------     -----------      ---------
                                                                         539,147          18,419              --        557,566
                                                                       =========       =========     ===========      =========

Shares outstanding:
  V.S.T. Equity Index Fund                                                32,952              --           1,126 (a)     34,078
  V.A. 500 Index Fund                                                         --           1,227          (1,227)(a)         --
                                                                       ---------       ---------     -----------      ---------
                                                                          32,952           1,227            (101)(a)     34,078
                                                                       =========       =========     ===========      =========
Net asset value per share:
  V.S.T. Equity Index Fund                                             $   16.36              --              --      $   16.36
  V.A. 500 Index Fund                                                         --       $   15.01     $    (15.01)(a)         --
                                                                       =========       =========     ===========      =========

               See Notes to Pro-form Combined Financial Statements

John Hancock V.S.T. Equity Index Fund                                  Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                                 John Hancock    John Hancock
                                                                 V.S.T. Equity  V.A. 500 Index
                                                                  Index Fund         Fund
                                                                   12 months       12 months
                                                                     ended           ended                     Pro-Forma
                                                                 June 30, 2001   June 30, 2001  Adjustments    Combined
                                                                 -------------  --------------  -----------    ---------
INVESTMENT INCOME
  Interest                                                         $     729      $      45     $      --      $     774
  Dividends                                                            6,337            281            --          6,618
                                                                   ---------      ---------     ---------      ---------
Total investment income                                                7,066            326            --          7,392
                                                                   ---------      ---------     ---------      ---------

EXPENSES
  Investment management fee                                              708             80           (43)(c)        745
  Auditing fees                                                           22             15           (12)(d)         25
  Custodian fees                                                         102            161          (155)(d)        108
  Accounting and legal services fee                                       --              5            --              5
  Legal fees                                                               4              1            (1)(d)          4
  Printing & mailing fees                                                 74              3            (3)(d)         74
  Organization expense                                                    --              2            (2)(b)         --
  Trustees' fee                                                            5              2            --              7
  Miscellaneous                                                           --             13            --             13
  Other fees                                                               5             --            --              5
                                                                   ---------      ---------     ---------      ---------
Total expenses                                                           920            282          (216)           986

  Less expenses reimbursed                                                --           (191)          191 (e)         --
                                                                   ---------      ---------     ---------      ---------

Net expenses                                                             920             91           (25)           986
                                                                   ---------      ---------     ---------      ---------

Net investment income (loss)                                           6,146            235            25          6,406
                                                                   ---------      ---------     ---------      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments                                                       28,495          1,499            --         29,994
    Financial futures contracts                                       (1,404)          (155)           --         (1,559)

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                     (120,407)        (5,952)           --       (126,359)
    Futures                                                             (225)           (13)           --           (238)
                                                                   ---------      ---------     ---------      ---------

Net realized and unrealized gain (loss)                              (93,541)        (4,621)           --        (98,162)
                                                                   ---------      ---------     ---------      ---------

Net increase (decrease) in net assets resulting from operations    $ (87,395)     $  (4,386)    $      25      $ (91,756)
                                                                   =========      =========     =========      =========

               See Notes to Pro-form Combined Financial Statements

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION

Common Stock
Advertising (0.01%)
Interpublic Group of Companies, Inc. (The)                                                                       607  $         18
Omnicom Group, Inc.                                                                                              300            26
TMP Worldwide, Inc.*                                                                                             172            10
                                                                                                                      -------------
                                                                                                                                54
                                                                                                                      -------------

Aerospace & Defense - (1.42%)
B.F. Goodrich Co.                                                       4,500  $        171
Boeing Co.                                                             41,568         2,311                    1,411            79
General Dynamics Corp.                                                  9,300           724                      325            25
Goodrich (B.F.) Co. (The)                                                                                        167             6
Honeywell International, Inc.                                          37,862         1,325
Lockheed Martin Corp.                                                  20,100           745                      702            26
Northrop Grumman Corp.                                                  3,900           312                      138            11
Raytheon Co.                                                           17,400           462                      575            15
United Technologies Corp.                                              22,400         1,641                      761            56
                                                                               -------------                          -------------
                                                                                      7,691                                    218
                                                                               -------------                          -------------

Auto & Truck Parts - (0.33%)
AutoZone, Inc.                                                          5,600           210
Cooper Tire & Rubber Co.                                                3,200            45
Cummins Engine Company, Inc.                                            1,700            66                       67             3
Dana Corp.                                                              6,515           152                      239             6
Eaton Corp.                                                                                                      111             8
Genuine Parts Co.                                                       8,650           273
Goodyear Tire & Rubber Co.                                              7,600           213
Johnson Controls, Inc.                                                  4,100           297
Paccar, Inc.                                                            3,300           170                      124             6
Ryder System, Inc.                                                                                                98             2
TRW, Inc.                                                               6,200           254
Visteon Corp.                                                           6,166           113                      212             4
                                                                               -------------                          -------------
                                                                                      1,793                                     29
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION

Common Stock
Advertising (0.01%)
Interpublic Group of Companies, Inc. (The)                      607  $         18
Omnicom Group, Inc.                                             300            26
TMP Worldwide, Inc.*                                            172            10
                                                                     -------------
                                                                               54
                                                                     -------------

Aerospace & Defense - (1.42%)
B.F. Goodrich Co.                                             4,500           171
Boeing Co.                                                   42,979         2,390
General Dynamics Corp.                                        9,625           749
Goodrich (B.F.) Co. (The)                                       167             6
Honeywell International, Inc.                                37,862         1,325
Lockheed Martin Corp.                                        20,802           771
Northrop Grumman Corp.                                        4,038           323
Raytheon Co.                                                 17,975           477
United Technologies Corp.                                    23,161         1,697
                                                                     -------------
                                                                            7,909
                                                                     -------------

Auto & Truck Parts - (0.33%)
AutoZone, Inc.                                                5,600           210
Cooper Tire & Rubber Co.                                      3,200            45
Cummins Engine Company, Inc.                                  1,767            69
Dana Corp.                                                    6,754           158
Eaton Corp.                                                     111             8
Genuine Parts Co.                                             8,650           273
Goodyear Tire & Rubber Co.                                    7,600           213
Johnson Controls, Inc.                                        4,100           297
Paccar, Inc.                                                  3,424           176
Ryder System, Inc.                                               98             2
TRW, Inc.                                                     6,200           254
Visteon Corp.                                                 6,378           117
                                                                     -------------
                                                                            1,822
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Automobile - (0.80%)
Delphi Automotive Systems Corp.                                        27,069  $        431                      906  $         14
Ford Motor Co.                                                         87,036         2,137                    2,959            73
General Motors Corp.                                                   26,100         1,679                      887            57
Navistar International Corp., Inc. - Cl. B                              2,700            76
                                                                               -------------                          -------------
                                                                                      4,323                                    144
                                                                               -------------                          -------------

Bank - (6.55%)
AmSouth Bancorp.                                                       16,900           312                      599            11
Bank of America Corp.                                                  75,268         4,518                    2,592           156
Bank of New York Co., Inc.                                             34,300         1,646                    1,190            57
Bank One Corp.                                                         54,850         1,964                    1,885            67
BB&T Corporation                                                       18,800           690                      659            24
Charter One Financial, Inc.                                             9,450           301
Comerica, Inc.                                                          8,500           490                      289            17
Fifth Third Bancorp                                                    27,054         1,625                      931            56
First Union Corp.                                                      46,646         1,630                    1,587            55
FleetBoston Financial Corp.                                            51,420         2,029                    1,752            69
Golden West Financial Corp.                                             7,300           469
Huntington Bancshares, Inc.                                            12,031           197                      406             7
JP Morgan Chase & Co.                                                  93,150         4,154
KeyCorp                                                                20,400           531                      687            18
Mellon Financial Corp.                                                 22,800         1,049                      772            36
National City Corp.                                                    28,500           877                      972            30
Northern Trust Corp.                                                   10,300           644                      360            22
PNC Bank Corp.                                                         13,900           914                      467            31
Regions Financial Corp.                                                11,200           358                      368            12
SouthTrust Corp.                                                       15,600           406                      550            14
State Street Corp.                                                     15,200           752                      526            26
Suntrust Banks, Inc.                                                   14,100           913                      472            31
Synovus Financial Corp.                                                13,250           416                      469            15
Union Planters Corp.                                                    6,600           288                      222            10
US Bancorp                                                             90,919         2,072                    3,082            70
Wachovia Corp.                                                         10,100           719                      340            24
Washington Mutual, Inc.                                                41,277         1,550
Wells Fargo & Co.                                                      80,900         3,756                    2,776           129
Zions Bancorp                                                           4,300           254                      149             9
                                                                               -------------                          -------------
                                                                                     35,524                                    996
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Automobile - (0.80%)
Delphi Automotive Systems Corp.                              27,975  $        445
Ford Motor Co.                                               89,995         2,210
General Motors Corp.                                         26,987         1,736
Navistar International Corp., Inc. - Cl. B                    2,700            76
                                                                     -------------
                                                                            4,467
                                                                     -------------

Bank - (6.55%)
AmSouth Bancorp.                                             17,499           323
Bank of America Corp.                                        77,860         4,674
Bank of New York Co., Inc.                                   35,490         1,703
Bank One Corp.                                               56,735         2,031
BB&T Corporation                                             19,459           714
Charter One Financial, Inc.                                   9,450           301
Comerica, Inc.                                                8,789           507
Fifth Third Bancorp                                          27,985         1,681
First Union Corp.                                            48,233         1,685
FleetBoston Financial Corp.                                  53,172         2,098
Golden West Financial Corp.                                   7,300           469
Huntington Bancshares, Inc.                                  12,437           204
JP Morgan Chase & Co.                                        93,150         4,154
KeyCorp                                                      21,087           549
Mellon Financial Corp.                                       23,572         1,085
National City Corp.                                          29,472           907
Northern Trust Corp.                                         10,660           666
PNC Bank Corp.                                               14,367           945
Regions Financial Corp.                                      11,568           370
SouthTrust Corp.                                             16,150           420
State Street Corp.                                           15,726           778
Suntrust Banks, Inc.                                         14,572           944
Synovus Financial Corp.                                      13,719           431
Union Planters Corp.                                          6,822           298
US Bancorp                                                   94,001         2,142
Wachovia Corp.                                               10,440           743
Washington Mutual, Inc.                                      41,277         1,550
Wells Fargo & Co.                                            83,676         3,885
Zions Bancorp                                                 4,449           263
                                                                     -------------
                                                                           36,520
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Beverages (.07%)
Anheuser-Busch Cos., Inc.                                                                                      1,452  $         60
Brown-Forman Corp.                                                                                               111             7
Coca-Cola Co. (The)                                                                                            4,023           181
Coca-Cola Enterprises, Inc.                                                                                      680            11
Coors (Adolph) Co. (Class B)                                                                                      60             3
Pepsi Bottling Group, Inc.                                                                                       233             9
PepsiCo, Inc.                                                                                                  2,368           105
                                                                                                                      -------------
                                                                                                                               376
                                                                                                                      -------------

Brokerage & Investment Management - (0.98%)
Bear Stearns Cos., Inc.                                                 5,032  $        297
Charles Schwab Corp.                                                   64,675           989
Franklin Resources, Inc.                                               13,000           595
Morgan Stanley, Dean Witter, Discover & Co.                            52,200         3,353
T. Rowe Price Group, Inc.                                               6,100           228
                                                                               -------------
                                                                                      5,462
                                                                               -------------

Broker Services (.05%)
Bear Stearns Cos., Inc.                                                                                          170            10
Lehman Brothers Holdings, Inc.                                                                                   399            31
Merrill Lynch & Co., Inc.                                                                                      1,357            80
Morgan Stanley Dean Witter & Co.                                                                               1,800           116
Schwab (Charles) Corp.                                                                                         2,242            34
                                                                                                                      -------------
                                                                                                                               271
                                                                                                                      -------------

Building (0.02%)
Black & Decker Corp.                                                                                             131             5
Centex Corp.                                                                                                      96             4
Danaher Corp.                                                                                                    231            13
Georgia-Pacific Corp.                                                                                            365            12
Kaufman & Broad Home Corp.                                                                                        72             2
Louisiana-Pacific Corp.                                                                                          169             2
Masco Corp.                                                                                                      744            19
Pulte Corp.                                                                                                       68             3
Sherwin-Williams Co.                                                                                             253             6
Snap-on, Inc.                                                                                                     93             2

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Beverages (.07%)
Anheuser-Busch Cos., Inc.                                     1,452  $         60
Brown-Forman Corp.                                              111             7
Coca-Cola Co. (The)                                           4,023           181
Coca-Cola Enterprises, Inc.                                     680            11
Coors (Adolph) Co. (Class B)                                     60             3
Pepsi Bottling Group, Inc.                                      233             9
PepsiCo, Inc.                                                 2,368           105
                                                                     -------------
                                                                              376
                                                                     -------------

Brokerage & Investment Management - (0.98%)
Bear Stearns Cos., Inc.                                       5,032           297
Charles Schwab Corp.                                         64,675           989
Franklin Resources, Inc.                                     13,000           595
Morgan Stanley, Dean Witter, Discover & Co.                  52,200         3,353
T. Rowe Price Group, Inc.                                     6,100           228
                                                                     -------------
                                                                            5,462
                                                                     -------------

Broker Services (.05%)
Bear Stearns Cos., Inc.                                         170            10
Lehman Brothers Holdings, Inc.                                  399            31
Merrill Lynch & Co., Inc.                                     1,357            80
Morgan Stanley Dean Witter & Co.                              1,800           116
Schwab (Charles) Corp.                                        2,242            34
                                                                     -------------
                                                                              271
                                                                     -------------

Building (0.02%)
Black & Decker Corp.                                            131             5
Centex Corp.                                                     96             4
Danaher Corp.                                                   231            13
Georgia-Pacific Corp.                                           365            12
Kaufman & Broad Home Corp.                                       72             2
Louisiana-Pacific Corp.                                         169             2
Masco Corp.                                                     744            19
Pulte Corp.                                                      68             3
Sherwin-Williams Co.                                            253             6
Snap-on, Inc.                                                    93             2

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Stanley Works (The)                                                                                              138  $          6
Vulcan Materials Co.                                                                                             163             9
Weyerhauser Co.                                                                                                  348            19
Willamette Industries, Inc.                                                                                      177             9
                                                                                                                      -------------
                                                                                                                               111
                                                                                                                      -------------

Business Services - (0.47%)
Automatic Data Processing, Inc.                                        29,900  $      1,486
Cendant Corp. *                                                                                                1,378            27
Convergys Corp.*                                                                                                 276             8
Equifax, Inc.                                                                                                    232             9
H & R Block, Inc.                                                       4,200           271                      148            10
Interpublic Group Cos., Inc.                                           18,100           531
Moody's Corp.                                                                                                    255             9
Paychex, Inc.                                                                                                    604            24
Robert Half International, Inc.                                         8,800           219                      284             7
                                                                               -------------                          -------------
                                                                                      2,507                                     94
                                                                               -------------                          -------------

Chemical - (1.04%)
Air Products & Chemicals, Inc.                                         10,500           480                      369            17
Ashland, Inc.                                                           3,000           120
Dow Chemical Co.                                                       42,643         1,418                    1,452            48
E.I. du Pont de Nemours & Co.                                          48,982         2,363
Eastman Chemical Co.                                                    3,400           162                      125             6
Engelhard Corp.                                                         6,100           157                      211             5
FMC Corp. *                                                                                                       50             3
Great Lakes Chemical Corp.                                              2,300            71                       81             3
Hercules, Inc.                                                          4,600            52                      175             2
PPG Industries, Inc.                                                                                             272            14
Praxair, Inc.                                                           7,300           343                      260            12
Rohm & Haas Co.                                                        10,227           337                      356            12
Sigma-Aldrich Corp.                                                     3,700           143                      122             5
                                                                               -------------                          -------------
                                                                                      5,646                                    127
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Stanley Works (The)                                             138  $          6
Vulcan Materials Co.                                            163             9
Weyerhauser Co.                                                 348            19
Willamette Industries, Inc.                                     177             9
                                                                     -------------
                                                                              111
                                                                     -------------

Business Services - (0.47%)
Automatic Data Processing, Inc.                              29,900         1,486
Cendant Corp. *                                               1,378            27
Convergys Corp.*                                                276             8
Equifax, Inc.                                                   232             9
H & R Block, Inc.                                             4,348           281
Interpublic Group Cos., Inc.                                 18,100           531
Moody's Corp.                                                   255             9
Paychex, Inc.                                                   604            24
Robert Half International, Inc.                               9,084           226
                                                                     -------------
                                                                            2,601
                                                                     -------------

Chemical - (1.04%)
Air Products & Chemicals, Inc.                               10,869           497
Ashland, Inc.                                                 3,000           120
Dow Chemical Co.                                             44,095         1,466
E.I. du Pont de Nemours & Co.                               48,982          2,363
Eastman Chemical Co.                                          3,525           168
Engelhard Corp.                                               6,311           162
FMC Corp. *                                                      50             3
Great Lakes Chemical Corp.                                    2,381            74
Hercules, Inc.                                                4,775            54
PPG Industries, Inc.                                            272            14
Praxair, Inc.                                                 7,560           355
Rohm & Haas Co.                                              10,583           349
Sigma-Aldrich Corp.                                           3,822           148
                                                                     -------------
                                                                            5,773
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Commercial Services - (0.83%)
American Greetings Corp. - Cl. A                                        2,800  $         31
Avery Dennison Corp.                                                    5,200           265
Cendant Corp.                                                          40,899           798
Cintas Corp.                                                            7,900           365
Concord EFS, Inc.                                                      11,600           603
Convergys Corp.                                                         8,000           242
Deluxe Corp.                                                            3,100            90
Ecolab, Inc.                                                            6,500           266
Equifax, Inc.                                                           7,200           264
Omnicom Group, Inc.                                                     9,000           774
Power One, Inc.                                                         3,300            55
Quintiles Transnational Corp.                                           6,500           164
R.R. Donnelley & Sons Co.                                               4,800           143
The Dun & Bradstreet Corp.                                              7,700           258
TMP Worldwide, Inc.                                                     5,100           306
                                                                               -------------
                                                                                      4,624
                                                                               -------------

Computer Equipment - (5.88%)
Advanced Micro Devices, Inc.                                           15,700           453
Apple Computer, Inc. *                                                 16,000           372                      564  $         13
Compaq Computer Corp.                                                  79,011         1,224                    2,732            42
Dell Computer Corp. *                                                 122,500         3,203                    4,207           110
EMC Corp. *                                                           104,912         3,048                    3,569           104
Gateway, Inc. *                                                        15,100           248                      522             9
Hewlett-Packard Co.                                                    92,400         2,643                    3,142            90
Intel Corp.                                                           316,400         9,255
International Business Machines Corp.                                  81,700         9,232                    2,810           317
Lexmark International Group, Inc. - Cl. A *                             6,100           410                      207            14
Network Appliance, Inc. *                                              15,000           206                      526             7
Palm, Inc. *                                                           24,561           149                      917             6
Sabre Holdings Corp.*                                                                                            215            11
Veritas Software Corp. *                                               19,100         1,271                      643            43
Xerox Corp.                                                            32,500           311
                                                                               -------------                          -------------
                                                                                     32,025                                    766
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Commercial Services - (0.83%)
American Greetings Corp. - Cl. A                              2,800  $         31
Avery Dennison Corp.                                          5,200           265
Cendant Corp.                                                40,899           798
Cintas Corp.                                                  7,900           365
Concord EFS, Inc.                                            11,600           603
Convergys Corp.                                               8,000           242
Deluxe Corp.                                                  3,100            90
Ecolab, Inc.                                                  6,500           266
Equifax, Inc.                                                 7,200           264
Omnicom Group, Inc.                                           9,000           774
Power One, Inc.                                               3,300            55
Quintiles Transnational Corp.                                 6,500           164
R.R. Donnelley & Sons Co.                                     4,800           143
The Dun & Bradstreet Corp.                                    7,700           258
TMP Worldwide, Inc.                                           5,100           306
                                                                     -------------
                                                                            4,624
                                                                     -------------

Computer Equipment - (5.88%)
Advanced Micro Devices, Inc.                                 15,700           453
Apple Computer, Inc. *                                       16,564           385
Compaq Computer Corp.                                        81,743         1,266
Dell Computer Corp. *                                       126,707         3,313
EMC Corp. *                                                 108,481         3,152
Gateway, Inc. *                                              15,622           257
Hewlett-Packard Co.                                          95,542         2,733
Intel Corp.                                                 316,400         9,255
International Business Machines Corp.                        84,510         9,549
Lexmark International Group, Inc. - Cl. A *                   6,307           424
Network Appliance, Inc. *                                    15,526           213
Palm, Inc. *                                                 25,478           155
Sabre Holdings Corp.*                                           215            11
Veritas Software Corp. *                                     19,743         1,314
Xerox Corp.                                                  32,500           311
                                                                     -------------
                                                                           32,791
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Computer Software & Services - (6.78%)
Adobe Systems, Inc.                                                    11,200  $        526                      387  $         18
Autodesk, Inc.                                                          2,400            90                       87             3
Automatic Data Processing, Inc.                                                                                1,010            50
BMC Software, Inc. *                                                   11,500           259                      394             9
BroadVision, Inc.                                                      11,100            56                      442             2
Cabletron Systems, Inc. *                                               9,400           215                      305             7
Cisco Systems, Inc.*                                                                                          11,837           216
Citrix Systems, Inc. *                                                  8,800           307                      299            10
Computer Associates International, Inc.                                26,925           969                      932            34
Computer Sciences Corp. *                                               8,100           280                      273             9
Compuware Corp. *                                                      17,500           245                      595             8
Electronic Data Systems Corp.                                          22,300         1,394                      757            47
First Data Corp.                                                       18,500         1,189                      634            41
Fiserv, Inc. *                                                          5,600           358                      201            13
IMS Health, Inc.                                                       14,200           405                      477            14
Intuit, Inc. *                                                          9,600           384                      337            14
Mercury Interactive Corp. *                                             3,600           216                      134             8
Microsoft Corp. *                                                     253,500        18,505                    8,704           635
NCR Corp. *                                                             4,800           226                      156             7
Novell, Inc. *                                                         14,100            80                      514             3
Oracle Corp. *                                                        263,500         5,006                    9,079           173
Parametric Technology Corp. *                                          11,800           165                      427             6
Peoplesoft, Inc. *                                                     14,100           694                      475            23
Progressive Corp.                                                       3,400           460
Sapient Corp.                                                           5,000            49                      199             2
Siebel Systems, Inc. *                                                 21,800         1,022                      733            34
Sun Microsystems, Inc. *                                              154,400         2,427                    5,267            83
Unisys Corp. *                                                         16,000           235                      512             8
Yahoo!, Inc.                                                           27,400           548
                                                                               -------------                          -------------
                                                                                     36,310                                  1,477
                                                                               -------------                          -------------

Construction - (0.07%)
Stanley Works                                                           3,800           159
Vulcan Materials Co.                                                    4,800           258
                                                                               -------------
                                                                                        417
                                                                               -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Computer Software & Services - (6.78%)
Adobe Systems, Inc.                                          11,587  $        544
Autodesk, Inc.                                                2,487            93
Automatic Data Processing, Inc.                               1,010            50
BMC Software, Inc. *                                         11,894           268
BroadVision, Inc.                                            11,542            58
Cabletron Systems, Inc. *                                     9,705           222
Cisco Systems, Inc.*                                         11,837           216
Citrix Systems, Inc. *                                        9,099           317
Computer Associates International, Inc.                      27,857         1,003
Computer Sciences Corp. *                                     8,373           289
Compuware Corp. *                                            18,095           253
Electronic Data Systems Corp.                                23,057         1,441
First Data Corp.                                             19,134         1,230
Fiserv, Inc. *                                                5,801           371
IMS Health, Inc.                                             14,677           419
Intuit, Inc. *                                                9,937           398
Mercury Interactive Corp. *                                   3,734           224
Microsoft Corp. *                                           262,204        19,140
NCR Corp. *                                                   4,956           233
Novell, Inc. *                                               14,614            83
Oracle Corp. *                                              272,579         5,179
Parametric Technology Corp. *                                12,227           171
Peoplesoft, Inc. *                                           14,575           717
Progressive Corp.                                             3,400           460
Sapient Corp.                                                 5,199            51
Siebel Systems, Inc. *                                       22,533         1,056
Sun Microsystems, Inc. *                                    159,667         2,510
Unisys Corp. *                                               16,512           243
Yahoo!, Inc.                                                 27,400           548
                                                                     -------------
                                                                           37,787
                                                                     -------------

Construction - (0.07%)
Stanley Works                                                 3,800           159
Vulcan Materials Co.                                          4,800           258
                                                                     -------------
                                                                              417
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Consumer Miscellaneous - (0.47%)
American Greetings Corp. (Class A)                                                                               103  $          1
Black & Decker Corp.                                                    3,500  $        138
Clorox Co.                                                             11,100           376
Dollar General Corp.                                                   15,646           305
Fortune Brands, Inc.                                                    7,300           280
Harley-Davidson, Inc.                                                  14,200           669
Newell Rubbermaid, Inc.                                                13,116           329
Parker-Hannifin Corp.                                                   5,650           240
Sherwin-Williams Co.                                                    7,000           155
Snap-On, Inc.                                                           2,500            60
Tupperware Corp.                                                        2,500            59
                                                                               -------------                          -------------
                                                                                      2,611                                      1
                                                                               -------------                          -------------

Container - (0.06%)
Ball Corp.                                                                                                        45             2
Bemis Co., Inc.                                                         2,400            96                       85             3
Pactiv Corp. *                                                          7,400            99                      257             4
Sealed Air Corp. *                                                      3,589           134                      135             5
                                                                               -------------                          -------------
                                                                                        329                                     14
                                                                               -------------                          -------------

Cosmetic & Personal Care - (1.72%)
Alberto-Culver Co. - Cl. B                                              2,700           114                       92             4
Avon Products, Inc.                                                    11,700           541                      384            18
Colgate-Palmolive Co.                                                  26,800         1,581
Gillette Co.                                                           50,500         1,464                    1,705            49
International Flavors & Fragrances, Inc.                                4,400           111                      155             4
Leggett & Platt, Inc.                                                   9,900           218
Procter & Gamble Co.                                                   60,700         3,873
Unilever NV - NY Shares                                                26,782         1,595
                                                                               -------------                          -------------
                                                                                      9,497                                     75
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Consumer Miscellaneous - (0.47%)
American Greetings Corp. (Class A)                              103  $          1
Black & Decker Corp.                                          3,500           138
Clorox Co.                                                   11,100           376
Dollar General Corp.                                         15,646           305
Fortune Brands, Inc.                                          7,300           280
Harley-Davidson, Inc.                                        14,200           669
Newell Rubbermaid, Inc.                                      13,116           329
Parker-Hannifin Corp.                                         5,650           240
Sherwin-Williams Co.                                          7,000           155
Snap-On, Inc.                                                 2,500            60
Tupperware Corp.                                              2,500            59
                                                                     -------------
                                                                            2,612
                                                                     -------------

Container - (0.06%)
Ball Corp.                                                       45             2
Bemis Co., Inc.                                               2,485            99
Pactiv Corp. *                                                7,657           103
Sealed Air Corp. *                                            3,724           139
                                                                     -------------
                                                                              343
                                                                     -------------

Cosmetic & Personal Care - (1.72%)
Alberto-Culver Co. - Cl. B                                    2,792           118
Avon Products, Inc.                                          12,084           559
Colgate-Palmolive Co.                                        26,800         1,581
Gillette Co.                                                 52,205         1,513
International Flavors & Fragrances, Inc.                      4,555           115
Leggett & Platt, Inc.                                         9,900           218
Procter & Gamble Co.                                         60,700         3,873
Unilever NV - NY Shares                                      26,782         1,595
                                                                     -------------
                                                                            9,572
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Diversified Operations - (6.41%)
Amgen, Inc.                                                            49,300  $      2,992
Corning, Inc.                                                          43,100           720
Costco Wholesale Corp.                                                 21,000           863
Crane Co.                                                               2,950            91                       97  $          3
Danaher Corp.                                                           6,800           381
Du Pont (E.I.) De Nemours & Co.                                                                                1,687            81
Eaton Corp.                                                             3,100           217
Fortune Brands, Inc.                                                                                             247             9
Honeywell International, Inc.                                                                                  1,309            46
General Electric Co.                                                  468,000        22,815
Illinois Tool Works, Inc.                                              14,100           893                      492            31
ITT Industries, Inc.                                                    4,200           186                      142             6
Johnson Controls, Inc.                                                                                           140            10
Loews Corp.                                                                                                      319            21
Minnesota Mining & Manufacturing Co.                                                                             640            73
National Service Industries, Inc.                                       1,700            38                       67             2
Pall Corp.                                                              5,300           125
PPG Industries, Inc.                                                    7,900           415
Textron, Inc.                                                           6,700           369                      228            13
TRW, Inc.                                                                                                        202             8
Tyco International, Ltd.                                               90,930         4,956                    3,132           171
W.W. Grainger, Inc.                                                     4,700           193
                                                                               -------------                          -------------
                                                                                     35,254                                    474
                                                                               -------------                          -------------

Electric Power - (2.83%)
AES Corp.                                                              24,900         1,072
Allegheny Energy, Inc.                                                  5,800           280
Ameren Corp.                                                            6,500           278
American Electric Power Co.                                            15,260           705
Calpine Corp.                                                          14,300           541
Cinergy Corp.                                                           7,500           262
CMS Energy Corp.                                                        5,700           159
Consolidated Edison, Inc.                                              10,100           402
Dominion Resources, Inc.                                               11,994           721

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Diversified Operations - (6.41%)
Amgen, Inc.                                                  49,300  $      2,992
Corning, Inc.                                                43,100           720
Costco Wholesale Corp.                                       21,000           863
Crane Co.                                                     3,047            94
Danaher Corp.                                                 6,800           381
Du Pont (E.I.) De Nemours & Co.                               1,687            81
Eaton Corp.                                                   3,100           217
Fortune Brands, Inc.                                            247             9
Honeywell International, Inc.                                 1,309            46
General Electric Co.                                        468,000        22,815
Illinois Tool Works, Inc.                                    14,592           924
ITT Industries, Inc.                                          4,342           192
Johnson Controls, Inc.                                          140            10
Loews Corp.                                                     319            21
Minnesota Mining & Manufacturing Co.                            640            73
National Service Industries, Inc.                             1,767            40
Pall Corp.                                                    5,300           125
PPG Industries, Inc.                                          7,900           415
Textron, Inc.                                                 6,928           382
TRW, Inc.                                                       202             8
Tyco International, Ltd.                                     94,062         5,127
W.W. Grainger, Inc.                                           4,700           193
                                                                     -------------
                                                                           35,728
                                                                     -------------

Electric Power - (2.83%)
AES Corp.                                                    24,900         1,072
Allegheny Energy, Inc.                                        5,800           280
Ameren Corp.                                                  6,500           278
American Electric Power Co.                                  15,260           705
Calpine Corp.                                                14,300           541
Cinergy Corp.                                                 7,500           262
CMS Energy Corp.                                              5,700           159
Consolidated Edison, Inc.                                    10,100           402
Dominion Resources, Inc.                                     11,994           721

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
DTE Energy Co.                                                          8,000  $        372
Duke Energy Co.                                                        36,488         1,423
Edison International                                                   14,300           159
Emerson Electric Co.                                                   20,100         1,216                      693  $         42
Entergy Corp.                                                          10,500           403
Exelon Corp.                                                           15,150           971
Firstenergy Corp.                                                      11,200           360
FPL Group, Inc.                                                         8,300           500
General Electric Co.                                                                                          16,065           783
GPU, Inc.                                                               6,100           214
Mirant Corp.                                                           15,868           546
Niagara Mohawk Holdings, Inc.                                           7,800           138
NiSource, Inc.                                                          9,149           250
PG & E Corp.                                                           19,900           223
Pinnacle West Capital Corp.                                             4,400           209
PPL Corp.                                                               6,900           380
Progress Energy, Inc.                                                   9,556           429
Public Services Enterprise Group, Inc.                                 10,100           494
Reliant Energy, Inc.                                                   14,224           458
Southern Co.                                                           32,000           744
TXU Corp.                                                              12,312           593
Xcel Energy, Inc.                                                      15,550           442
                                                                               -------------                          -------------
                                                                                     14,944                                    825
                                                                               -------------                          -------------

Electrical Equipment - (0.23%)
American Power Conversion *                                             8,300           131                      315             5
Best Buy Co., Inc.                                                      9,700           616
Cooper Industries, Inc.                                                 4,000           158
Molex, Inc. *                                                           9,550           349                      316            12
                                                                               -------------                          -------------
                                                                                      1,254                                     17
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
DTE Energy Co.                                                8,000  $        372
Duke Energy Co.                                              36,488         1,423
Edison International                                         14,300           159
Emerson Electric Co.                                         20,793         1,258
Entergy Corp.                                                10,500           403
Exelon Corp.                                                 15,150           971
Firstenergy Corp.                                            11,200           360
FPL Group, Inc.                                               8,300           500
General Electric Co.                                         16,065           783
GPU, Inc.                                                     6,100           214
Mirant Corp.                                                 15,868           546
Niagara Mohawk Holdings, Inc.                                 7,800           138
NiSource, Inc.                                                9,149           250
PG & E Corp.                                                 19,900           223
Pinnacle West Capital Corp.                                   4,400           209
PPL Corp.                                                     6,900           380
Progress Energy, Inc.                                         9,556           429
Public Services Enterprise Group, Inc.                       10,100           494
Reliant Energy, Inc.                                         14,224           458
Southern Co.                                                 32,000           744
TXU Corp.                                                    12,312           593
Xcel Energy, Inc.                                            15,550           442
                                                                     -------------
                                                                           15,769
                                                                     -------------

Electrical Equipment - (0.23%)
American Power Conversion *                                   8,615           136
Best Buy Co., Inc.                                            9,700           616
Cooper Industries, Inc.                                       4,000           158
Molex, Inc. *                                                 9,866           361
                                                                     -------------
                                                                            1,271
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Electronic Products & Services - (3.92%)
Advanced Micro Devices, Inc.*                                                                                    556  $         16
Agilent Technologies, Inc. *                                           21,374  $        695                      739            24
Altera Corp. *                                                         18,600           539                      625            18
Analog Devices, Inc. *                                                 17,200           744                      582            25
Applera Corporation - Applied Biosystems Group                         10,000           268
Applied Materials, Inc. *                                              38,400         1,885                    1,315            65
Applied Micro Circuits Corp. *                                         14,100           243                      486             8
Ball Corp.                                                              1,400            67
Broadcom Corp. - Cl. A *                                               12,900           552                      421            18
Cisco Systems, Inc.                                                   344,000         6,261
Conexant Systems, Inc. *                                               10,500            94                      400             4
Grainger (W.W.), Inc.                                                                                            154             6
Intel Corp.                                                                                                   10,876           318
Jabil Circuit, Inc. *                                                   9,000           278                      309            10
KLA-Tencor Corp. *                                                      8,700           509                      300            18
Linear Technology Corp *.                                                                                        514            23
LSI Logic Corp. *                                                      17,200           323                      584            11
Maxim Integrated Products, Inc. *                                      15,100           668                      531            24
Micron Technology, Inc. *                                                                                        964            40
Motorola, Inc. *                                                      103,895         1,720                    3,552            59
National Semiconductor Corp. *                                          8,700           253                      280             8
Novellus Systems, Inc. *                                                6,500           369                      230            13
Parker-Hannifin Corp.                                                                                            189             8
PerkinElmer, Inc.                                                       5,000           138                      163             5
Power-One, Inc.*                                                                                                 127             2
QLogic Corp. *                                                          4,600           296                      149            10
Rockwell International Corp.                                            8,900           339                      296            11
Sanmina Corp. *                                                        14,100           330                      517            12
Solectron Corp. *                                                      30,200           553                    1,057            19
Tektronix, Inc.                                                         4,000           109                      152             4
Teradyne, Inc. *                                                        8,200           271                      282             9
Texas Instruments, Inc.                                                82,100         2,586                    2,808            88
Thomas & Betts Corp.                                                    2,500            55                       94             2
Vitesse Semiconductor Corp. *                                           9,100           191                      297             6
Xilinx, Inc. *                                                         15,300           631                      538            22
                                                                               -------------                          -------------
                                                                                     20,967                                    906
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Electronic Products & Services - (3.92%)
Advanced Micro Devices, Inc.*                                   556  $         16
Agilent Technologies, Inc. *                                 22,113           719
Altera Corp. *                                               19,225           557
Analog Devices, Inc. *                                       17,782           769
Applera Corporation - Applied Biosystems Group               10,000           268
Applied Materials, Inc. *                                    39,715         1,950
Applied Micro Circuits Corp. *                               14,586           251
Ball Corp.                                                    1,400            67
Broadcom Corp. - Cl. A *                                     13,321           570
Cisco Systems, Inc.                                         344,000         6,261
Conexant Systems, Inc. *                                     10,900            98
Grainger (W.W.), Inc.                                           154             6
Intel Corp.                                                  10,876           318
Jabil Circuit, Inc. *                                         9,309           288
KLA-Tencor Corp. *                                            9,000           527
Linear Technology Corp *.                                       514            23
LSI Logic Corp. *                                            17,784           334
Maxim Integrated Products, Inc. *                            15,631           692
Micron Technology, Inc. *                                       964            40
Motorola, Inc. *                                            107,447         1,779
National Semiconductor Corp. *                                8,980           261
Novellus Systems, Inc. *                                      6,730           382
Parker-Hannifin Corp.                                           189             8
PerkinElmer, Inc.                                             5,163           143
Power-One, Inc.*                                                127             2
QLogic Corp. *                                                4,749           306
Rockwell International Corp.                                  9,196           350
Sanmina Corp. *                                              14,617           342
Solectron Corp. *                                            31,257           572
Tektronix, Inc.                                               4,152           113
Teradyne, Inc. *                                              8,482           280
Texas Instruments, Inc.                                      84,908         2,674
Thomas & Betts Corp.                                          2,594            57
Vitesse Semiconductor Corp. *                                 9,397           197
Xilinx, Inc. *                                               15,838           653
                                                                     -------------
                                                                           21,873
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION

Energy - Alternative Source - (0.36%)
Calpine Corp.*                                                                                                   483  $         18
Dynegy, Inc. - Cl.A                                                    15,100  $        702
El Paso Corp.                                                          24,362         1,280
Mirant Corp.*                                                                                                    549            19
                                                                               -------------                          -------------
                                                                                      1,982                                     37
                                                                               -------------                          -------------

Engineering & Construction - (0.03%)
Fluor Corp.                                                             3,300           149                      128             6
                                                                               -------------                          -------------

Fiber Optics (0.00%)
JDS Uniphase Corp.*                                                                                            2,129            27
                                                                                                                      -------------

Financial Services - (1.89%)
American Express Co.                                                   63,000         2,444                    2,140            83
Capital One Financial Corp.                                                                                      337            20
Charter One Financial, Inc.                                                                                      334            11
Citigroup, Inc.                                                                                                8,133           430
Concord EFS, Inc.*                                                                                               390            20
Franklin Resources, Inc.                                                                                         428            20
Golden West Financial Corp.                                                                                      257            17
Household International, Inc.                                          22,166         1,478                      750            50
J.P. Morgan Chase & Co.                                                                                        3,211           143
Lehman Brothers Holdings, Inc.                                         11,700           910
MBNA Corp.                                                                                                     1,378            45
Merrill Lynch & Co., Inc.                                              39,300         2,329
Paychex, Inc.                                                          17,950           718
Pitney Bowes, Inc.                                                     11,800           497
Price (T. Rowe) Associates, Inc.                                                                                 199             8
Providian Financial Corp.                                              13,700           811                      462            27
Stillwell Financial, Inc.                                              10,900           366                      355            12
USA Education, Inc.                                                                                              264            19
Washington Mutual, Inc.                                                                                        1,419            53
                                                                               -------------                          -------------
                                                                                      9,553                                    958
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION

Energy - Alternative Source - (0.36%)
Calpine Corp.*                                                  483  $         18
Dynegy, Inc. - Cl.A                                          15,100           702
El Paso Corp.                                                24,362         1,280
Mirant Corp.*                                                   549            19
                                                                     -------------
                                                                            2,019
                                                                     -------------

Engineering & Construction - (0.03%)
Fluor Corp.                                                   3,428           155
                                                                     -------------

Fiber Optics (0.00%)
JDS Uniphase Corp.*                                           2,129            27
                                                                     -------------

Financial Services - (1.89%)
American Express Co.                                         65,140         2,527
Capital One Financial Corp.                                     337            20
Charter One Financial, Inc.                                     334            11
Citigroup, Inc.                                               8,133           430
Concord EFS, Inc.*                                              390            20
Franklin Resources, Inc.                                        428            20
Golden West Financial Corp.                                     257            17
Household International, Inc.                                22,916         1,528
J.P. Morgan Chase & Co.                                       3,211           143
Lehman Brothers Holdings, Inc.                               11,700           910
MBNA Corp.                                                    1,378            45
Merrill Lynch & Co., Inc.                                    39,300         2,329
Paychex, Inc.                                                17,950           718
Pitney Bowes, Inc.                                           11,800           497
Price (T. Rowe) Associates, Inc.                                199             8
Providian Financial Corp.                                    14,162           838
Stillwell Financial, Inc.                                    11,255           378
USA Education, Inc.                                             264            19
Washington Mutual, Inc.                                       1,419            53
                                                                     -------------
                                                                           10,511
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Food, Beverage & Tobacco - (4.22%)
Adolph Coors Co. - Cl. B                                                1,600  $         80
Anheuser-Busch Cos., Inc.                                              42,800         1,763
Archer Daniels Midland Co.                                             30,266           394                    1,022  $         13
Brown-Forman Corp. - Cl. B                                              3,300           211
Campbell Soup Co.                                                      19,700           507                      660            17
Coca-Cola Co.                                                         117,600         5,292
Coca-Cola Enterprises, Inc.                                            20,300           332
ConAgra, Inc.                                                          25,700           509                      869            17
General Mills, Inc.                                                    13,500           591                      460            20
H.J. Heinz Co.                                                         16,100           658                      564            23
Hershey Foods Corp.                                                     6,600           407                      221            14
Kellogg Co.                                                            19,600           569                      656            19
Pepsi Bottling Group, Inc.                                              6,400           257
PepsiCo, Inc.                                                          68,600         3,032
Philip Morris Cos., Inc.                                              103,300         5,243
Quaker Oats Co.                                                         6,400           584                      214            20
Ralston-Ralston Purina Group                                           14,300           429                      501            15
Sara Lee Corp.                                                         37,700           714                    1,272            24
SuperValu, Inc.                                                         5,600            98
Sysco Corp.                                                            31,800           863
Unilever NV, American Depositary Receipts
  (ADR) (Netherlands)                                                                                            924            55
UST, Inc.                                                               8,300           240
Wm. Wrigley Jr. Co.                                                    10,600           497
Wrigley (WM) Jr. Co.                                                                                             365            17
                                                                               -------------                          -------------
                                                                                     23,270                                    254
                                                                               -------------                          -------------

Funiture (0.00%)
Leggett & Platt, Inc.                                                                                            317             7
                                                                                                                      -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Food, Beverage & Tobacco - (4.22%)
Adolph Coors Co. - Cl. B                                      1,600  $         80
Anheuser-Busch Cos., Inc.                                    42,800         1,763
Archer Daniels Midland Co.                                   31,288           407
Brown-Forman Corp. - Cl. B                                    3,300           211
Campbell Soup Co.                                            20,360           524
Coca-Cola Co.                                               117,600         5,292
Coca-Cola Enterprises, Inc.                                  20,300           332
ConAgra, Inc.                                                26,569           526
General Mills, Inc.                                          13,960           611
H.J. Heinz Co.                                               16,664           681
Hershey Foods Corp.                                           6,821           421
Kellogg Co.                                                  20,256           588
Pepsi Bottling Group, Inc.                                    6,400           257
PepsiCo, Inc.                                                68,600         3,032
Philip Morris Cos., Inc.                                    103,300         5,243
Quaker Oats Co.                                               6,614           604
Ralston-Ralston Purina Group                                 14,801           444
Sara Lee Corp.                                               38,972           738
SuperValu, Inc.                                               5,600            98
Sysco Corp.                                                  31,800           863
Unilever NV, American Depositary Receipts
  (ADR) (Netherlands)                                           924            55
UST, Inc.                                                     8,300           240
Wm. Wrigley Jr. Co.                                          10,600           497
Wrigley (WM) Jr. Co.                                            365            17
                                                                     -------------
                                                                           23,524
                                                                     -------------

Funiture (0.00%)
Leggett & Platt, Inc.                                           317             7
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION

Health Care Products - (10.65%)
Abbott Laboratories                                                    73,200  $      3,514
Allergan, Inc.                                                          6,200           530
American Home Products Corp.                                           62,000         3,623
Bausch & Lomb, Inc.                                                     2,200            80
Baxter International, Inc.                                             28,200         1,382
Becton, Dickinson & Co.                                                11,700           419
Biomet, Inc.                                                            8,550           411
Boston Scientific Corp.                                                19,100           325
Bristol-Myers Squibb Co.                                               91,300         4,775
C.R. Bard, Inc.                                                         2,200           125
Cardinal Health, Inc.                                                  21,350         1,473
Chiron Corp.                                                            9,200           469
Eli Lilly & Co.                                                        52,700         3,900
Forest Laboratories, Inc.                                               8,500           603
Guidant Corp.                                                          14,700           529
Johnson & Johnson                                                     143,378         7,169
King Pharmaceuticals, Inc.                                              8,300           446
McKesson HBOC, Inc.                                                    13,233           491
MedImmune, Inc.                                                        10,000           472
Medtronic, Inc.                                                        57,500         2,646
Merck & Co., Inc.                                                     107,800         6,889
Millipore Corp.                                                         1,900           118
Pfizer, Inc.                                                          297,175        11,902
Pharmacia Corp.                                                        61,805         2,840
Schering-Plough Corp.                                                  69,300         2,511
Stryker Corp.                                                           9,000           494
UnitedHealth Group, Inc.                                               15,300           945
Watson Pharmaceuticals, Inc.                                            4,800           296
                                                                               -------------
                                                                                     59,377
                                                                               -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION

Health Care Products - (10.65%)
Abbott Laboratories                                          73,200  $      3,514
Allergan, Inc.                                                6,200           530
American Home Products Corp.                                 62,000         3,623
Bausch & Lomb, Inc.                                           2,200            80
Baxter International, Inc.                                   28,200         1,382
Becton, Dickinson & Co.                                      11,700           419
Biomet, Inc.                                                  8,550           411
Boston Scientific Corp.                                      19,100           325
Bristol-Myers Squibb Co.                                     91,300         4,775
C.R. Bard, Inc.                                               2,200           125
Cardinal Health, Inc.                                        21,350         1,473
Chiron Corp.                                                  9,200           469
Eli Lilly & Co.                                              52,700         3,900
Forest Laboratories, Inc.                                     8,500           603
Guidant Corp.                                                14,700           529
Johnson & Johnson                                           143,378         7,169
King Pharmaceuticals, Inc.                                    8,300           446
McKesson HBOC, Inc.                                          13,233           491
MedImmune, Inc.                                              10,000           472
Medtronic, Inc.                                              57,500         2,646
Merck & Co., Inc.                                           107,800         6,889
Millipore Corp.                                               1,900           118
Pfizer, Inc.                                                297,175        11,902
Pharmacia Corp.                                              61,805         2,840
Schering-Plough Corp.                                        69,300         2,511
Stryker Corp.                                                 9,000           494
UnitedHealth Group, Inc.                                     15,300           945
Watson Pharmaceuticals, Inc.                                  4,800           296
                                                                     -------------
                                                                           59,377
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION

Health Care Services - (0.61%)
Biogen, Inc.                                                            7,100  $        386
HCA-The Healthcare Corp.                                               25,750         1,164
Healthsouth Corp.                                                      19,800           316
Humana, Inc.                                                            7,200            71
Manor Care, Inc.                                                        4,400           140
St. Jude Medical, Inc.                                                  4,200           252
Tenet Healthcare Corp.                                                 15,400           794
Wellpoint Health Networks, Inc.                                         3,200           301
                                                                               -------------
                                                                                      3,424
                                                                               -------------

Household Appliances / Furnishings - (0.06%)
Maytag Corp.                                                            3,500           102                      123  $          3
Newell Rubbermaid, Inc.                                                                                          431            11
Tupperware Corp.                                                                                                  94             2
Whirlpool Corp.                                                         3,100           194                      108             7
                                                                               -------------                          -------------
                                                                                        296                                     23
                                                                               -------------                          -------------

Housing - (0.13%)
Centex Corp.                                                            2,800           114
Masco Corp.                                                            21,600           539
Pulte Corp.                                                             2,200            94
                                                                               -------------
                                                                                        747
                                                                               -------------

Instruments - Scientific (0.00%)
Applera Corp. - Applied Biosystems Group                                                                         341             9
Millipore Corp.                                                                                                   76             5
Thermo Electron Corp.*                                                                                           293             6
                                                                                                                      -------------
                                                                                                                                20
                                                                                                                      -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION

Health Care Services - (0.61%)
Biogen, Inc.                                                  7,100  $        386
HCA-The Healthcare Corp.                                     25,750         1,164
Healthsouth Corp.                                            19,800           316
Humana, Inc.                                                  7,200            71
Manor Care, Inc.                                              4,400           140
St. Jude Medical, Inc.                                        4,200           252
Tenet Healthcare Corp.                                       15,400           794
Wellpoint Health Networks, Inc.                               3,200           301
                                                                     -------------
                                                                            3,424
                                                                     -------------

Household Appliances / Furnishings - (0.06%)
Maytag Corp.                                                  3,623           105
Newell Rubbermaid, Inc.                                         431            11
Tupperware Corp.                                                 94             2
Whirlpool Corp.                                               3,208           201
                                                                     -------------
                                                                              319
                                                                     -------------

Housing - (0.13%)
Centex Corp.                                                  2,800           114
Masco Corp.                                                  21,600           539
Pulte Corp.                                                   2,200            94
                                                                     -------------
                                                                              747
                                                                     -------------

Instruments - Scientific (0.00%)
Applera Corp. - Applied Biosystems Group                        341             9
Millipore Corp.                                                  76             5
Thermo Electron Corp.*                                          293             6
                                                                     -------------
                                                                               20
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Insurance - (4.13%)
Aetna US Healthcare, Inc.                                               6,700  $        173                      230  $          6
AFLAC, Inc.                                                            24,900           784                      850            27
Allstate Corp.                                                         34,600         1,522                    1,172            52
Ambac Financial Group, Inc.                                             5,000           291                      171            10
American General Corp.                                                 23,842         1,108                      807            37
American International Group, Inc.                                    109,729         9,437                    3,770           324
Aon Corp.                                                              11,900           417                      424            15
Chubb Corp.                                                             8,300           643                      283            22
Cigna Corp.                                                             7,200           690                      242            23
Cincinnati Financial Corp.                                              7,900           312                      260            10
Conseco, Inc.                                                          15,391           210                      546             7
Hartford Financial Services Group, Inc.                                11,100           759                      383            26
Jefferson-Pilot Corp.                                                   7,575           366                      246            12
John Hancock Financial Services, Inc.                                  14,400           580                      498            20
Lincoln National Corp.                                                  9,000           466                      304            16
Marsh & McLennan Cos., Inc.                                            13,100         1,323                      446            45
MBIA, Inc.                                                              7,100           395                      240            13
Metlife, Inc.                                                          35,700         1,106                    1,213            38
MGIC Investment Corp.                                                   4,900           356                      173            13
Progressive Corp.                                                                                                119            16
Safeco Corp.                                                            6,100           180                      207             6
St. Paul Cos., Inc.                                                    10,214           518                      347            18
Torchmark, Inc.                                                         6,300           253                      203             8
UnumProvident Corp.                                                    11,720           376                      390            12
                                                                               -------------                          -------------
                                                                                     22,265                                    776
                                                                               -------------                          -------------

Internet Services (0.07%)
America Online, Inc.*                                                                                          7,166           380
Yahoo! Inc.*                                                                                                     917            18
                                                                                                                      -------------
                                                                                                                               398
                                                                                                                      -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Insurance - (4.13%)
Aetna US Healthcare, Inc.                                     6,930  $        179
AFLAC, Inc.                                                  25,750           811
Allstate Corp.                                               35,772         1,574
Ambac Financial Group, Inc.                                   5,171           301
American General Corp.                                       24,649         1,145
American International Group, Inc.                          113,499         9,761
Aon Corp.                                                    12,324           432
Chubb Corp.                                                   8,583           665
Cigna Corp.                                                   7,442           713
Cincinnati Financial Corp.                                    8,160           322
Conseco, Inc.                                                15,937           217
Hartford Financial Services Group, Inc.                      11,483           785
Jefferson-Pilot Corp.                                         7,821           378
John Hancock Financial Services, Inc.                        14,898           600
Lincoln National Corp.                                        9,304           482
Marsh & McLennan Cos., Inc.                                  13,546         1,368
MBIA, Inc.                                                    7,340           408
Metlife, Inc.                                                36,913         1,144
MGIC Investment Corp.                                         5,073           369
Progressive Corp.                                               119            16
Safeco Corp.                                                  6,307           186
St. Paul Cos., Inc.                                          10,561           536
Torchmark, Inc.                                               6,503           261
UnumProvident Corp.                                          12,110           388
                                                                     -------------
                                                                           23,041
                                                                     -------------

Internet Services (0.07%)
America Online, Inc.*                                         7,166           380
Yahoo! Inc.*                                                    917            18
                                                                     -------------
                                                                              398
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Leisure & Recreation - (0.70%)
Brunswick Corp.                                                         3,800  $         91                      142  $          3
Carnival Corp.                                                         27,300           838                      946            29
Disney (Walt) Co., (The)                                                                                       3,380            98
Eastman Kodak Co.                                                      13,300           621                      469            22
Harley-Davidson, Inc.                                                                                            489            23
Harrah's Entertainment, Inc. *                                          5,200           183                      190             7
Hasbro, Inc.                                                            7,125           103                      279             4
Hilton Hotels Corp.                                                    17,500           203                      597             7
Loews Corp.                                                             9,200           593
Marriott International, Inc. (Class A)                                                                           394            18
Mattel, Inc.                                                           20,900           395                      697            13
Sabre Group Holdings, Inc.                                              6,274           314
Starwood Hotels & Resorts Worldwide, Inc.                               8,900           332                      321            12
                                                                               -------------                          -------------
                                                                                      3,673                                    236
                                                                               -------------                          -------------

Linen Supply & Related (0.00%)
Cintas Corp.                                                                                                     273            13
                                                                                                                      -------------

Machinery - (0.41%)
Caterpillar, Inc.                                                      16,500           826                      555            28
Cooper Industries, Inc.                                                                                          151             6
Deere & Co.                                                            10,700           405                      380            14
Dover Corp.                                                             9,500           358                      329            12
Ingersoll-Rand Co.                                                                                               259            11
FMC Corp.                                                               1,400            96
Ingersoll-Rand Co.                                                      7,800           321
McDermott International, Inc.                                           2,100            25
Thermo Electron Corp.                                                   8,600           189
                                                                               -------------                          -------------
                                                                                      2,220                                     71
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Leisure & Recreation - (0.70%)
Brunswick Corp.                                               3,942  $         94
Carnival Corp.                                               28,246           867
Disney (Walt) Co., (The)                                      3,380            98
Eastman Kodak Co.                                            13,769           643
Harley-Davidson, Inc.                                           489            23
Harrah's Entertainment, Inc. *                                5,390           190
Hasbro, Inc.                                                  7,404           107
Hilton Hotels Corp.                                          18,097           210
Loews Corp.                                                   9,200           593
Marriott International, Inc. (Class A)                          394            18
Mattel, Inc.                                                 21,597           408
Sabre Group Holdings, Inc.                                    6,274           314
Starwood Hotels & Resorts Worldwide, Inc.                     9,221           344
                                                                     -------------
                                                                            3,909
                                                                     -------------

Linen Supply & Related (0.00%)
Cintas Corp.                                                    273            13
                                                                     -------------

Machinery - (0.41%)
Caterpillar, Inc.                                            17,055           854
Cooper Industries, Inc.                                         151             6
Deere & Co.                                                  11,080           419
Dover Corp.                                                   9,829           370
Ingersoll-Rand Co.                                              259            11
FMC Corp.                                                     1,400            96
Ingersoll-Rand Co.                                            7,800           321
McDermott International, Inc.                                 2,100            25
Thermo Electron Corp.                                         8,600           189
                                                                     -------------
                                                                            2,291
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Media - Publishing - (0.42%)
Dow Jones & Co., Inc.                                                   4,400  $        263                      140  $          8
Gannett Co., Inc.                                                      12,300           810                      428            28
Knight-Ridder, Inc.                                                     3,300           196                      118             7
McGraw-Hill Cos., Inc. (The)                                                                                     316            21
Meredith Corp.                                                          2,200            79                       80             3
New York Times Co. - Cl. A                                              7,300           306                      258            11
Tribune Co.                                                            14,265           571                      483            19
                                                                               -------------                          -------------
                                                                                      2,225                                     97
                                                                               -------------                          -------------

Media - TV / Radio - (4.16%)
AOL Time Warner, Inc.                                                 208,550        11,053
Clear Channel Communications, Inc. *                                   27,800         1,743                      950            60
Comcast Corp. - Cl. A                                                  44,600         1,936                    1,528            66
McGraw-Hill Cos., Inc.                                                  9,200           609
The Walt Disney Co.                                                    98,500         2,846
Univision Communications, Inc. - Cl. A *                                9,500           406                      337            14
Viacom, Inc. - Cl. B *                                                 83,562         4,324                    2,879           149
                                                                               -------------                          -------------
                                                                                     22,917                                    289
                                                                               -------------                          -------------

Medical (0.40%)
Abbott Laboratories                                                                                            2,505           120
Allergan, Inc.                                                                                                   213            18
American Home Products Corp.                                                                                   2,126           124
Amgen, Inc.*                                                                                                   1,687           102
Bard (C.R.), Inc.                                                                                                 82             5
Bausch & Lomb, Inc.                                                                                               87             3
Baxter International, Inc.                                                                                       958            47
Becton, Dickinson & Co.                                                                                          417            15
Biogen, Inc.*                                                                                                    240            13
Biomet, Inc.                                                                                                     289            14
Boston Scientific Corp.*                                                                                         649            11
Bristol-Myers Squibb Co.                                                                                       3,143           164
Cardinal Health, Inc.                                                                                            721            50
Chiron Corp. *                                                                                                   307            16
Forest Laboratories, Inc.*                                                                                       285            20
Guidant Corp.                                                                                                    497            18
HCA-The Healthcare Co.                                                                                           869            39
HEALTHSOUTH Corp.*                                                                                               630            10

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Media - Publishing - (0.42%)
Dow Jones & Co., Inc.                                         4,540  $        271
Gannett Co., Inc.                                            12,728           838
Knight-Ridder, Inc.                                           3,418           203
McGraw-Hill Cos., Inc. (The)                                    316            21
Meredith Corp.                                                2,280            82
New York Times Co. - Cl. A                                    7,558           317
Tribune Co.                                                  14,748           590
                                                                     -------------
                                                                            2,322
                                                                     -------------

Media - TV / Radio - (4.16%)
AOL Time Warner, Inc.                                       208,550        11,053
Clear Channel Communications, Inc. *                         28,750         1,803
Comcast Corp. - Cl. A                                        46,128         2,002
McGraw-Hill Cos., Inc.                                        9,200           609
The Walt Disney Co.                                          98,500         2,846
Univision Communications, Inc. - Cl. A *                      9,837           420
Viacom, Inc. - Cl. B *                                       86,441         4,473
                                                                     -------------
                                                                           23,206
                                                                     -------------

Medical (0.40%)
Abbott Laboratories                                           2,505           120
Allergan, Inc.                                                  213            18
American Home Products Corp.                                  2,126           124
Amgen, Inc.*                                                  1,687           102
Bard (C.R.), Inc.                                                82             5
Bausch & Lomb, Inc.                                              87             3
Baxter International, Inc.                                      958            47
Becton, Dickinson & Co.                                         417            15
Biogen, Inc.*                                                   240            13
Biomet, Inc.                                                    289            14
Boston Scientific Corp.*                                        649            11
Bristol-Myers Squibb Co.                                      3,143           164
Cardinal Health, Inc.                                           721            50
Chiron Corp. *                                                  307            16
Forest Laboratories, Inc.*                                      285            20
Guidant Corp.                                                   497            18
HCA-The Healthcare Co.                                          869            39
HEALTHSOUTH Corp.*                                              630            10

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Humana, Inc.*                                                                                                    275  $          3
Johnson & Johnson                                                                                              4,897           245
King Pharmaceuticals, Inc.*                                                                                      277            15
Lilly (Eli) & Co.                                                                                              1,818           134
Manor Care, Inc.*                                                                                                166             5
McKesson HBOC, Inc.                                                                                              461            17
MedImmune, Inc.*                                                                                                 344            16
Medtronic, Inc.                                                                                                1,955            90
Merck & Co., Inc.                                                                                              3,708           237
Pall Corp.                                                                                                       199             5
Pfizer Inc.                                                                                                   10,210           409
Pharmacia Corp.                                                                                                2,104            97
Quintiles Transnational Corp.*                                                                                   189             5
Schering-Plough Corp.                                                                                          2,366            86
St. Jude Medical, Inc. *                                                                                         139             8
Stryker Corp.                                                                                                    317            17
Tenet Healthcare Corp.*                                                                                          524            27
UnitedHealth Group, Inc.                                                                                         513            32
Watson Pharmaceutical, Inc.*                                                                                     171            11
Wellpoint Health Networks, Inc.*                                                                                 102            10
                                                                                                                      -------------
                                                                                                                             2,258
                                                                                                                      -------------

Metal Production & Fabrication - (0.02%)
Timken Co.                                                              2,900  $         49                       97             2
Worthington Industries, Inc.                                            3,700            50                      138             2
                                                                               -------------                          -------------
                                                                                         99                                      4
                                                                               -------------                          -------------

Metals & Mining - (0.89%)
Alcan Aluminum, Ltd.                                                   15,000           630                      516            22
Alcoa, Inc.                                                            41,088         1,619                    1,396            55
Barrick Gold Corp. (Canada)                                                                                      640            10
Freeport-McMoran Copper & Gold, Inc. (Class B)*                                                                  233             3
Homestake Mining Co.                                                                                             426             3
Inco, Ltd.                                                              9,400           162                      294             5
Minnesota Mining & Manufacturing Co.                                   18,800         2,145
Newmont Mining Corp.                                                    9,401           175                      316             6
Phelps Dodge Corp.                                                      3,396           141                      127             5
Placer Dome, Inc. (Canada)                                                                                       530             5
                                                                               -------------                          -------------
                                                                                      4,872                                    114
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Humana, Inc.*                                                   275  $          3
Johnson & Johnson                                             4,897           245
King Pharmaceuticals, Inc.*                                     277            15
Lilly (Eli) & Co.                                             1,818           134
Manor Care, Inc.*                                               166             5
McKesson HBOC, Inc.                                             461            17
MedImmune, Inc.*                                                344            16
Medtronic, Inc.                                               1,955            90
Merck & Co., Inc.                                             3,708           237
Pall Corp.                                                      199             5
Pfizer Inc.                                                  10,210           409
Pharmacia Corp.                                               2,104            97
Quintiles Transnational Corp.*                                  189             5
Schering-Plough Corp.                                         2,366            86
St. Jude Medical, Inc. *                                        139             8
Stryker Corp.                                                   317            17
Tenet Healthcare Corp.*                                         524            27
UnitedHealth Group, Inc.                                        513            32
Watson Pharmaceutical, Inc.*                                    171            11
Wellpoint Health Networks, Inc.*                                102            10
                                                                     -------------
                                                                            2,258
                                                                     -------------

Metal Production & Fabrication - (0.02%)
Timken Co.                                                    2,997            51
Worthington Industries, Inc.                                  3,838            52
                                                                     -------------
                                                                              103
                                                                     -------------

Metals & Mining - (0.89%)
Alcan Aluminum, Ltd.                                         15,516           652
Alcoa, Inc.                                                  42,484         1,674
Barrick Gold Corp. (Canada)                                     640            10
Freeport-McMoran Copper & Gold, Inc. (Class B)*                 233             3
Homestake Mining Co.                                            426             3
Inco, Ltd.                                                    9,694           167
Minnesota Mining & Manufacturing Co.                         18,800         2,145
Newmont Mining Corp.                                          9,717           181
Phelps Dodge Corp.                                            3,523           146
Placer Dome, Inc. (Canada)                                      530             5
                                                                     -------------
                                                                            4,986
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION

Mortgage Banking (0.04%)
Countrywide Credit Industries, Inc.                                                                              192  $          9
Fannie Mae                                                                                                     1,618           138
Freddie Mac                                                                                                    1,120            78
                                                                                                                      -------------
                                                                                                                               225
                                                                                                                      -------------

Natural Gas Distribution - (0.52%)
Enron Corp.                                                            35,500  $      1,740
KeySpan Corp.                                                           6,400           233
Nicor, Inc.                                                             2,000            78
Peoples Energy Corp.                                                    1,900            76
Williams Cos., Inc.                                                    22,600           745
                                                                               -------------
                                                                                      2,872
                                                                               -------------

Office (0.01%)
Avery Dennison Corp.                                                                                             178             9
Deluxe Corp.                                                                                                     114             3
Pitney Bowes, Inc.                                                                                               399            17
Xerox Corp.                                                                                                    1,123            11
                                                                                                                      -------------
                                                                                                                                40
                                                                                                                      -------------

Oil - (1.25%)
Baker Hughes, Inc.                                                     15,600           522                      543            18
ONEOK, Inc.                                                             2,400            47
Royal Dutch Petroleum Co. (ADR) (Netherlands)                                                                  3,468           202
Royal Dutch Petroleum Co. - NY Shares                                 100,800         5,874
Tosco Corp.                                                             7,100           313                      250            11
                                                                               -------------                          -------------
                                                                                      6,756                                    231
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION

Mortgage Banking (0.04%)
Countrywide Credit Industries, Inc.                             192  $          9
Fannie Mae                                                    1,618           138
Freddie Mac                                                   1,120            78
                                                                     -------------
                                                                              225
                                                                     -------------

Natural Gas Distribution - (0.52%)
Enron Corp.                                                  35,500         1,740
KeySpan Corp.                                                 6,400           233
Nicor, Inc.                                                   2,000            78
Peoples Energy Corp.                                          1,900            76
Williams Cos., Inc.                                          22,600           745
                                                                     -------------
                                                                            2,872
                                                                     -------------

Office (0.01%)
Avery Dennison Corp.                                            178             9
Deluxe Corp.                                                    114             3
Pitney Bowes, Inc.                                              399            17
Xerox Corp.                                                   1,123            11
                                                                     -------------
                                                                               40
                                                                     -------------

Oil - (1.25%)
Baker Hughes, Inc.                                           16,143           540
ONEOK, Inc.                                                   2,400            47
Royal Dutch Petroleum Co. (ADR) (Netherlands)                 3,468           202
Royal Dutch Petroleum Co. - NY Shares                       100,800         5,874
Tosco Corp.                                                   7,350           324
                                                                     -------------
                                                                            6,987
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Oil & Natural Gas Exploration & Production - (4.76%)
Amerada Hess Corp.                                                      4,200  $        340                      144  $         12
Anadarko Petroleum Corp.                                               11,662           630                      405            22
Apache Corp.                                                            5,700           289                      203            10
Ashland, Inc.                                                                                                    113             5
Burlington Resources, Inc.                                             10,510           420                      342            14
Chevron Corp.                                                          30,400         2,751                    1,037            94
Conoco, Inc. - Cl. B                                                   29,145           842                    1,010            29
Devon Energy Corp.                                                      6,000           315                      209            11
El Paso Energy Corp.                                                                                             823            43
Enron Corp.                                                                                                    1,207            59
EOG Resources, Inc.                                                     5,600           199                      188             7
Exxon Mobil Corp.                                                     162,455        14,191                    5,579           487
Kerr-McGee Corp.                                                        4,470           296                      153            10
Kinder Morgan, Inc.                                                     5,400           271
McDermott International, Inc.                                                                                     99             1
Noble Drilling Corp. *                                                  6,600           216                      217             7
Occidental Petroleum Corp.                                             18,200           484                      599            16
Phillips Petroleum Co.                                                 11,900           678                      414            24
Rowan Cos., Inc. *                                                      4,000            89                      153             3
Sempra Energy                                                           9,704           265
Sunoco, Inc.                                                            3,800           139                      136             5
Texaco, Inc.                                                           26,100         1,738                      891            59
Transocean Sedco Forex, Inc.                                           15,236           629                      514            21
Unocal Corp.                                                           11,400           389                      394            13
USX-Marathon Group                                                     14,500           428                      499            15
                                                                               -------------                          -------------
                                                                                     25,599                                    967
                                                                               -------------                          -------------

Oil - Equipment & Service - (0.45%)
Halliburton Co.                                                        20,600           734                      694            24
Nabors Industries, Inc. *                                               7,100           264                      238             9
Schlumberger, Ltd.                                                     27,200         1,432                      927            49
                                                                               -------------                          -------------
                                                                                      2,430                                     82
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Oil & Natural Gas Exploration & Production - (4.76%)
Amerada Hess Corp.                                            4,344  $        352
Anadarko Petroleum Corp.                                     12,067           652
Apache Corp.                                                  5,903           299
Ashland, Inc.                                                   113             5
Burlington Resources, Inc.                                   10,852           434
Chevron Corp.                                                31,437         2,845
Conoco, Inc. - Cl. B                                         30,155           871
Devon Energy Corp.                                            6,209           326
El Paso Energy Corp.                                            823            43
Enron Corp.                                                   1,207            59
EOG Resources, Inc.                                           5,788           206
Exxon Mobil Corp.                                           168,034        14,678
Kerr-McGee Corp.                                              4,623           306
Kinder Morgan, Inc.                                           5,400           271
McDermott International, Inc.                                    99             1
Noble Drilling Corp. *                                        6,817           223
Occidental Petroleum Corp.                                   18,799           500
Phillips Petroleum Co.                                       12,314           702
Rowan Cos., Inc. *                                            4,153            92
Sempra Energy                                                 9,704           265
Sunoco, Inc.                                                  3,936           144
Texaco, Inc.                                                 26,991         1,797
Transocean Sedco Forex, Inc.                                 15,750           650
Unocal Corp.                                                 11,794           402
USX-Marathon Group                                           14,999           443
                                                                     -------------
                                                                           26,566
                                                                     -------------

Oil - Equipment & Service - (0.45%)
Halliburton Co.                                              21,294           758
Nabors Industries, Inc. *                                     7,338           273
Schlumberger, Ltd.                                           28,127         1,481
                                                                     -------------
                                                                            2,512
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Paper & Forest Products - (0.72%)
Boise Cascade Corp.                                                     2,500  $         88                       93  $          3
Georgia-Pacific Corp.                                                  10,526           356
International Paper Co.                                                22,467           802                      781            28
Kimberly-Clark Corp.                                                   25,000         1,398                      861            48
Louisiana-Pacific Corp.                                                 4,600            54
Mead Corp.                                                              4,400           120                      160             4
Potlatch Corp.                                                          1,200            41                       46             2
Temple-Inland, Inc.                                                     2,200           117                       80             4
Westvaco Corp.                                                          4,300           105                      163             4
Weyerhaeuser Co.                                                       10,500           577
Willamette Industries, Inc.                                             5,400           267
                                                                               -------------                          -------------
                                                                                      3,925                                     93
                                                                               -------------                          -------------

Personal & Commercial Lending - (2.74%)
Capital One Financial Corp.                                            10,200           612
Citigroup, Inc.                                                       236,790        12,512
Countrywide Credit Industries, Inc.                                     5,500           252
MBNA Corp.                                                             40,575         1,337
USA Education, Inc.                                                     7,900           577
                                                                               -------------
                                                                                     15,290
                                                                               -------------

Pollution Control - (0.20%)
Allied Waste Industries, Inc. *                                         8,600           161                      319             6
Waste Management, Inc.                                                 29,057           895                    1,012            31
                                                                               -------------                          -------------
                                                                                      1,056                                     37
                                                                               -------------                          -------------

Precious Metals/Gems/Stones - (0.11%)
Barrick Gold Corp.                                                     19,300           292
Freeport-McMoRan Copper & Gold, Inc. - Cl. B                            6,300            70
Homestake Mining Co.                                                   11,100            86
Placer Dome, Inc.                                                      14,100           138
                                                                               -------------
                                                                                        586
                                                                               -------------

Printing - Commercial (0.00%)
Donnelley (R.R.) & Sons                                                                                          190             6
                                                                                                                      -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Paper & Forest Products - (0.72%)
Boise Cascade Corp.                                           2,593  $         91
Georgia-Pacific Corp.                                        10,526           356
International Paper Co.                                      23,248           830
Kimberly-Clark Corp.                                         25,861         1,446
Louisiana-Pacific Corp.                                       4,600            54
Mead Corp.                                                    4,560           124
Potlatch Corp.                                                1,246            43
Temple-Inland, Inc.                                           2,280           121
Westvaco Corp.                                                4,463           109
Weyerhaeuser Co.                                             10,500           577
Willamette Industries, Inc.                                   5,400           267
                                                                     -------------
                                                                            4,018
                                                                     -------------

Personal & Commercial Lending - (2.74%)
Capital One Financial Corp.                                  10,200           612
Citigroup, Inc.                                             236,790        12,512
Countrywide Credit Industries, Inc.                           5,500           252
MBNA Corp.                                                   40,575         1,337
USA Education, Inc.                                           7,900           577
                                                                     -------------
                                                                           15,290
                                                                     -------------

Pollution Control - (0.20%)
Allied Waste Industries, Inc. *                               8,919           167
Waste Management, Inc.                                       30,069           926
                                                                     -------------
                                                                            1,093
                                                                     -------------

Precious Metals/Gems/Stones - (0.11%)
Barrick Gold Corp.                                           19,300           292
Freeport-McMoRan Copper & Gold, Inc. - Cl. B                  6,300            70
Homestake Mining Co.                                         11,100            86
Placer Dome, Inc.                                            14,100           138
                                                                     -------------
                                                                              586
                                                                     -------------

Printing - Commercial (0.00%)
Donnelley (R.R.) & Sons                                         190             6
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Real Estate Development - (0.01%)
KB Home                                                                 2,100  $         63
                                                                               -------------

Real Estate Investment Trust - (0.10%)
Marriott International, Inc. - Cl. A                                   11,800           559
                                                                               -------------

Retail - Department Stores - (4.86%)
AutoZone, Inc.*                                                                                                  181  $          7
Bed Bath & Beyond, Inc. *                                              13,100           409                      467            15
Best Buy Co., Inc.*                                                                                              339            21
Circuit City Stores, Inc.                                               8,700           157                      336             6
Costco Wholesale Corp.                                                                                           728            30
CVS Corp.                                                              18,300           706                      636            25
Dillard's, Inc. - Cl. A                                                 3,600            55                      138             2
Dollar General Corp.                                                                                             535            10
Federated Department Stores, Inc. *                                     9,200           391                      320            14
Gap, Inc.                                                              41,075         1,191                    1,390            40
Genuine Parts Co.                                                                                                278             9
Harcourt General, Inc.                                                  3,500           204
Home Depot, Inc.                                                      109,650         5,104                    3,774           176
J.C. Penney Co., Inc.                                                  12,400           327
K-mart Corp. *                                                         22,900           263                      792             9
Kohl's Corp. *                                                         15,500           972                      539            34
Limited, Inc.                                                          20,052           331                      690            11
Lowe's Cos., Inc.                                                      18,200         1,320                      622            45
May Department Stores Co.                                              13,950           478                      483            17
Nordstrom, Inc.                                                         7,000           130                      216             4
Office Depot, Inc. *                                                   12,900           134                      481             5
Penney (J. C.) Co., Inc.                                                                                         425            11
RadioShack Corp.                                                        8,800           268                      300             9
Reebok International Ltd. *                                                                                       95             3

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Real Estate Development - (0.01%)
KB Home                                                       2,100  $         63
                                                                     -------------

Real Estate Investment Trust - (0.10%)
Marriott International, Inc. - Cl. A                         11,800           559
                                                                     -------------

Retail - Department Stores - (4.86%)
AutoZone, Inc.*                                                 181             7
Bed Bath & Beyond, Inc. *                                    13,567           424
Best Buy Co., Inc.*                                             339            21
Circuit City Stores, Inc.                                     9,036           163
Costco Wholesale Corp.                                          728            30
CVS Corp.                                                    18,936           731
Dillard's, Inc. - Cl. A                                       3,738            57
Dollar General Corp.                                            535            10
Federated Department Stores, Inc. *                           9,520           405
Gap, Inc.                                                    42,465         1,231
Genuine Parts Co.                                               278             9
Harcourt General, Inc.                                        3,500           204
Home Depot, Inc.                                            113,424         5,280
J.C. Penney Co., Inc.                                        12,400           327
K-mart Corp. *                                               23,692           272
Kohl's Corp. *                                               16,039         1,006
Limited, Inc.                                                20,742           342
Lowe's Cos., Inc.                                            18,822         1,365
May Department Stores Co.                                    14,433           495
Nordstrom, Inc.                                               7,216           134
Office Depot, Inc. *                                         13,381           139
Penney (J. C.) Co., Inc.                                        425            11
RadioShack Corp.                                              9,100           277
Reebok International Ltd. *                                      95             3

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Sears, Roebuck & Co.                                                   15,500  $        656                      531  $         22
Staples, Inc. *                                                        20,750           332                      738            12
SUPERVALU, Inc.                                                                                                  214             4
SYSCO Corp.                                                                                                    1,088            30
Target Corp.                                                           42,600         1,474                    1,454            50
Tiffany & Co.                                                           6,900           250                      236             9
TJX Cos., Inc.                                                         13,400           427                      453            14
Toys "R" Us, Inc. *                                                     9,300           230                      320             8
Tricon Global Restaurants, Inc. *                                                                                238            10
Wal-Mart Stores, Inc.                                                 210,400        10,268                    7,231           353
                                                                               -------------                          -------------
                                                                                     26,077                                  1,015
                                                                               -------------                          -------------

Retail - Drug Stores - (0.31%)
Longs Drug Stores Corp.                                                 1,900            41                       61             2
Walgreen Co.                                                           48,200         1,646                    1,646            56
                                                                               -------------                          -------------
                                                                                      1,687                                     58
                                                                               -------------                          -------------

Retail - Food - (1.03%)
Albertson's, Inc.                                                      19,177           575                      655            20
Darden Restaurants, Inc.                                                5,300           148                      191             5
McDonald's Corp.                                                       61,800         1,672                    2,092            56
Safeway, Inc. *                                                        24,200         1,162                      817            39
Starbucks Corp. *                                                      17,400           400                      615            14
The Kroger Co. *                                                       39,200           980                    1,311            33
Tricon Global Restaurants, Inc.                                         7,050           310
Wendy's International, Inc.                                             4,900           125                      184             5
Winn-Dixie Stores, Inc.                                                 6,700           175                      227             6
                                                                               -------------                          -------------
                                                                                      5,547                                    178
                                                                               -------------                          -------------

Retailers - Broadline - (0.01%)
Big Lots, Inc. COM *                                                    5,300            73                      183             3
                                                                               -------------                          -------------

Rubber - Tires & Misc (0.00%)
Cooper Tire & Rubber Co.                                                                                         117             2
Goodyear Tire & Rubber Co. (The)                                                                                 257             7
                                                                                                                      -------------
                                                                                                                                 9
                                                                                                                      -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Sears, Roebuck & Co.                                         16,031  $        678
Staples, Inc. *                                              21,488           344
SUPERVALU, Inc.                                                 214             4
SYSCO Corp.                                                   1,088            30
Target Corp.                                                 44,054         1,524
Tiffany & Co.                                                 7,136           259
TJX Cos., Inc.                                               13,853           441
Toys "R" Us, Inc. *                                           9,620           238
Tricon Global Restaurants, Inc. *                               238            10
Wal-Mart Stores, Inc.                                       217,631        10,621
                                                                     -------------
                                                                           27,092
                                                                     -------------

Retail - Drug Stores - (0.31%)
Longs Drug Stores Corp.                                       1,961            43
Walgreen Co.                                                 49,846         1,702
                                                                     -------------
                                                                            1,745
                                                                     -------------

Retail - Food - (1.03%)
Albertson's, Inc.                                            19,832           595
Darden Restaurants, Inc.                                      5,491           153
McDonald's Corp.                                             63,892         1,728
Safeway, Inc. *                                              25,017         1,201
Starbucks Corp. *                                            18,015           414
The Kroger Co. *                                             40,511         1,013
Tricon Global Restaurants, Inc.                               7,050           310
Wendy's International, Inc.                                   5,084           130
Winn-Dixie Stores, Inc.                                       6,927           181
                                                                     -------------
                                                                            5,725
                                                                     -------------

Retailers - Broadline - (0.01%)
Big Lots, Inc. COM *                                          5,483            76
                                                                     -------------

Rubber - Tires & Misc (0.00%)
Cooper Tire & Rubber Co.                                        117             2
Goodyear Tire & Rubber Co. (The)                                257             7
                                                                     -------------
                                                                                9
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Shoe & Apparel Manufacturing - (0.17%)
Liz Claiborne, Inc.                                                     2,300  $        116
Nike, Inc. - Cl. B                                                     12,400           520                      439  $         18
Reebok International, Ltd.                                              2,400            77
V.F. Corp.                                                              5,800           211
                                                                               -------------                          -------------
                                                                                        924                                     18
                                                                               -------------                          -------------

Soap & Cleaning Preparations (0.04%)
Clorox Co.                                                                                                       383            13
Colgate-Palmolive Co.                                                                                            907            54
Ecolab, Inc.                                                                                                     206             8
Proctor & Gamble Co. (The)                                                                                     2,095           134
                                                                                                                      -------------
                                                                                                                               209
                                                                                                                      -------------

Steel - 0.06%
Allegheny Technologies, Inc.                                            3,750            68                      130             2
Nucor Corp.                                                             3,600           176                      125             6
USX-U.S. Steel Group, Inc.                                              3,800            76                      144             3
                                                                               -------------                          -------------
                                                                                        320                                     11
                                                                               -------------                          -------------

Telecommunication Equipment - (1.60%)
ADC Telecommunications, Inc. *                                         36,700           242                    1,264             8
Andrew Corp. *                                                          3,450            64                      132             2
Comverse Technology, Inc. *                                             7,700           440                      277            16
Corning, Inc.*                                                                                                 1,504            25
JDS Uniphase Corp.                                                     60,900           761
Linear Technology Corp.                                                14,800           654
Lucent Technologies, Inc.                                             161,925         1,004                    5,508            34
Micron Technology, Inc.                                                27,700         1,139
Nortel Networks Corp.                                                 151,000         1,373                    5,153            47
Qualcomm, Inc. *                                                       36,100         2,111                    1,225            72
Scientific-Atlanta, Inc.                                                7,400           300                      263            11
Symbol Technologies, Inc.                                              10,300           229                      366             8
Tellabs, Inc. *                                                        19,200           372                      662            13
                                                                               -------------                          -------------
                                                                                      8,689                                    236
                                                                               -------------                          -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Shoe & Apparel Manufacturing - (0.17%)
Liz Claiborne, Inc.                                           2,300  $        116
Nike, Inc. - Cl. B                                           12,839           538
Reebok International, Ltd.                                    2,400            77
V.F. Corp.                                                    5,800           211
                                                                     -------------
                                                                              942
                                                                     -------------

Soap & Cleaning Preparations (0.04%)
Clorox Co.                                                      383            13
Colgate-Palmolive Co.                                           907            54
Ecolab, Inc.                                                    206             8
Proctor & Gamble Co. (The)                                    2,095           134
                                                                     -------------
                                                                              209
                                                                     -------------

Steel - 0.06%
Allegheny Technologies, Inc.                                  3,880            70
Nucor Corp.                                                   3,725           182
USX-U.S. Steel Group, Inc.                                    3,944            79
                                                                     -------------
                                                                              331
                                                                     -------------

Telecommunication Equipment - (1.60%)
ADC Telecommunications, Inc. *                               37,964           250
Andrew Corp. *                                                3,582            66
Comverse Technology, Inc. *                                   7,977           456
Corning, Inc.*                                                1,504            25
JDS Uniphase Corp.                                           60,900           761
Linear Technology Corp.                                      14,800           654
Lucent Technologies, Inc.                                   167,433         1,038
Micron Technology, Inc.                                      27,700         1,139
Nortel Networks Corp.                                       156,153         1,420
Qualcomm, Inc. *                                             37,325         2,183
Scientific-Atlanta, Inc.                                      7,663           311
Symbol Technologies, Inc.                                    10,666           237
Tellabs, Inc. *                                              19,862           385
                                                                     -------------
                                                                            8,925
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Telecommunication Services - (2.08%)
Avaya , Inc. *                                                         14,102  $        193                      459  $          6
Citizens Communications Co.                                            14,400           173                      461             5
Global Crossing, Ltd. *                                                41,490           358                    1,434            12
Nextel Communications, Inc. - Cl. A *                                  36,700           642                    1,237            22
Sprint Corp.                                                                                                   1,515            37
Sprint PCS (PCS Group)                                                 43,500         1,051                    1,433            31
Verizon Communications                                                127,174         6,804                    4,374           234
WorldCom, Inc. *                                                      136,477         1,938                    4,671            66
                                                                               -------------                          -------------
                                                                                     11,159                                    413
                                                                               -------------                          -------------

Telephone - (3.32%)
Alltel Corp.                                                           14,600           894
AT&T Corp. *                                                          161,707         3,558                    5,580           123
BellSouth Corp.                                                        88,600         3,568
CenturyTel, Inc.                                                        7,100           215                      228             7
Constellation Energy Group                                              7,500           319
Qwest Communications International, Inc. *                             78,462         2,501                    2,687            85
SBC Communications, Inc.                                              158,297         6,341
Sprint Corp. *                                                         42,400           906
                                                                               -------------                          -------------
                                                                                     18,302                                    215
                                                                               -------------                          -------------

Textile (0.00%)
Liz Claiborne, Inc.                                                                                               85             4
VF Corp.                                                                                                         181             7
                                                                                                                      -------------
                                                                                                                                11
                                                                                                                      -------------

Tobacco (0.03%)
Philip Morris Cos., Inc.                                                                                       3,558           180
UST, Inc.                                                                                                        264             8
                                                                                                                      -------------
                                                                                                                               188
                                                                                                                      -------------

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Telecommunication Services - (2.08%)
Avaya , Inc. *                                               14,561  $        199
Citizens Communications Co.                                  14,861           178
Global Crossing, Ltd. *                                      42,924           370
Nextel Communications, Inc. - Cl. A *                        37,937           664
Sprint Corp.                                                  1,515            37
Sprint PCS (PCS Group)                                       44,933         1,082
Verizon Communications                                      131,548         7,038
WorldCom, Inc. *                                            141,148         2,004
                                                                     -------------
                                                                           11,572
                                                                     -------------

Telephone - (3.32%)
Alltel Corp.                                                 14,600           894
AT&T Corp. *                                                167,287         3,681
BellSouth Corp.                                              88,600         3,568
CenturyTel, Inc.                                              7,328           222
Constellation Energy Group                                    7,500           319
Qwest Communications International, Inc. *                   81,149         2,586
SBC Communications, Inc.                                    158,297         6,341
Sprint Corp. *                                               42,400           906
                                                                     -------------
                                                                           18,517
                                                                     -------------

Textile (0.00%)
Liz Claiborne, Inc.                                              85             4
VF Corp.                                                        181             7
                                                                     -------------
                                                                               11
                                                                     -------------

Tobacco (0.03%)
Philip Morris Cos., Inc.                                      3,558           180
UST, Inc.                                                       264             8
                                                                     -------------
                                                                              188
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
Transportation Services - (0.71%)
AMR Corp. *                                                             7,500  $        271                      249  $          9
Burlington Northern Santa Fe Corp.                                     18,900           570                      634            19
CSX Corp.                                                               9,900           359                      345            12
Delta Air Lines, Inc.                                                   5,800           256                      199             9
Fedex Corp. *                                                          14,300           575                      497            20
Navistar International Corp. *                                                                                    96             3
Norfolk Southern Corp.                                                 18,000           372                      622            13
Ryder System, Inc.                                                      2,600            51
Southwest Airlines Co.                                                 35,250           652                    1,232            23
U.S. Airways Group, Inc. *                                              2,900            70                      109             2
Union Pacific Corp.                                                    11,600           637                      401            22
                                                                               -------------                          -------------
                                                                                      3,813                                    132
                                                                               -------------                          -------------

Utilities (0.16%)
AES Corp. (The)*                                                                                                 861            37
Allegheny Energy, Inc.                                                                                           202            10
ALLTEL Corp.                                                                                                     506            31
Ameren Corp.                                                                                                     222             9
American Electric Power Co., Inc.                                                                                521            24
BellSouth Corp.                                                                                                3,031           122
Cinergy Corp.                                                                                                    257             9
CMS Energy Corp.                                                                                                 213             6
Consolidated Edison, Inc.                                                                                        343            14
Constellation Energy Group, Inc.                                                                                 265            11
Dominion Resources, Inc.                                                                                         400            24
DTE Energy Co.                                                                                                   267            12
Duke Energy Corp.                                                                                              1,248            49
Dynegy, Inc. (Class A)                                                                                           527            25
Edison International                                                                                             527             6
Entergy Corp.                                                                                                    357            14
Exelon Corp.                                                                                                     519            33
FirstEnergy Corp. *                                                                                              362            12
FPL Group, Inc.                                                                                                  284            17
GPU, Inc.                                                                                                        193             7
KeySpan Corp.                                                                                                    222             8
Kinder Morgan, Inc.                                                                                              185             9
Niagara Mohawk Holdings, Inc.*                                                                                   259             5

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
Transportation Services - (0.71%)
AMR Corp. *                                                   7,749  $        280
Burlington Northern Santa Fe Corp.                           19,534           589
CSX Corp.                                                    10,245           371
Delta Air Lines, Inc.                                         5,999           265
Fedex Corp. *                                                14,797           595
Navistar International Corp. *                                   96             3
Norfolk Southern Corp.                                       18,622           385
Ryder System, Inc.                                            2,600            51
Southwest Airlines Co.                                       36,482           675
U.S. Airways Group, Inc. *                                    3,009            72
Union Pacific Corp.                                          12,001           659
                                                                     -------------
                                                                            3,945
                                                                     -------------

Utilities (0.16%)
AES Corp. (The)*                                                861            37
Allegheny Energy, Inc.                                          202            10
ALLTEL Corp.                                                    506            31
Ameren Corp.                                                    222             9
American Electric Power Co., Inc.                               521            24
BellSouth Corp.                                               3,031           122
Cinergy Corp.                                                   257             9
CMS Energy Corp.                                                213             6
Consolidated Edison, Inc.                                       343            14
Constellation Energy Group, Inc.                                265            11
Dominion Resources, Inc.                                        400            24
DTE Energy Co.                                                  267            12
Duke Energy Corp.                                             1,248            49
Dynegy, Inc. (Class A)                                          527            25
Edison International                                            527             6
Entergy Corp.                                                   357            14
Exelon Corp.                                                    519            33
FirstEnergy Corp. *                                             362            12
FPL Group, Inc.                                                 284            17
GPU, Inc.                                                       193             7
KeySpan Corp.                                                   222             8
Kinder Morgan, Inc.                                             185             9
Niagara Mohawk Holdings, Inc.*                                  259             5

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION
NICOR, Inc.                                                                                                       73  $          3
NiSource, Inc.                                                                                                   334             9
ONEOK, Inc.                                                                                                       96             2
Peoples Energy Corp.                                                                                              57             2
PG&E Corp.                                                                                                       626             7
Pinnacle West Capital Corp.                                                                                      137             6
PPL Corp.                                                                                                        236            13
Progress Energy, Inc.                                                                                            333            15
Public Service Enterprise Group, Inc.                                                                            336            16
Reliant Energy, Inc.                                                                                             481            15
SBC Communications, Inc.                                                                                       5,447           218
Sempra Energy                                                                                                    333             9
Southern Co.                                                                                                   1,108            26
TXU Corp.                                                                                                        415            20
Williams Cos., Inc. (The)                                                                                        784            26
Xcel Energy, Inc.                                                                                                555            16
                                                                                                                      -------------
                                                                                                                               897
                                                                                                                      -------------

U.S. Government Agencies - (1.13%)
Federal Home Loan Mortgage Corp.                                       33,000  $      2,310
Federal National Mortgage Assoc.                                       46,900         3,994
                                                                               -------------
                                                                                      6,304


TOTAL COMMON STOCKS (96.51%)                                                        520,278                                 17,837


                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION
NICOR, Inc.                                                      73  $          3
NiSource, Inc.                                                  334             9
ONEOK, Inc.                                                      96             2
Peoples Energy Corp.                                             57             2
PG&E Corp.                                                      626             7
Pinnacle West Capital Corp.                                     137             6
PPL Corp.                                                       236            13
Progress Energy, Inc.                                           333            15
Public Service Enterprise Group, Inc.                           336            16
Reliant Energy, Inc.                                            481            15
SBC Communications, Inc.                                      5,447           218
Sempra Energy                                                   333             9
Southern Co.                                                  1,108            26
TXU Corp.                                                       415            20
Williams Cos., Inc. (The)                                       784            26
Xcel Energy, Inc.                                               555            16
                                                                     -------------
                                                                              897
                                                                     -------------

U.S. Government Agencies - (1.13%)
Federal Home Loan Mortgage Corp.                             33,000         2,310
Federal National Mortgage Assoc.                             46,900         3,994
                                                                     -------------
                                                                            6,304
                                                                     -------------

TOTAL COMMON STOCKS (96.51%)                                              538,115
                                                                     -------------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Equity Index Fund and the V.A. 500 Index Fund, combined on June 30, 2001.

                                                        ---------------------------------------------------------------------------
                                                               V.S.T. Equity Index Fund                V.A. 500 Index Fund
                                                        ---------------------------------------------------------------------------
                                                                    NUMBER OF  MARKET VALUE                NUMBER OF  MARKET VALUE
                                                         INTEREST   SHARES OR     (000's       INTEREST    SHARES OR     (000's
                                                           RATE      WARRANTS    OMITTED)        RATE       WARRANTS    OMITTED)
                                                        ---------------------------------------------------------------------------
ISSUER DESCRIPTION

                                                                    PAR VALUE                              PAR VALUE
                                                                      (000's                                 (000's
                                                                     OMITTED)                               OMITTED)
                                                                    ----------                             ----------

SHORT-TERM INVESTMENTS - 3.57%
Joint Repurchase Agreement
Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. - Dated 6-29-01, due 7-02-01
(Secured by U.S. Treasury Bonds 6.875% and 6.625%
due 8-15-25 and 11-30-02) - Note B                                                               3.970%    $     911  $        911
Investment in joint trading account
3.97% due 07/02/01                                         3.970%   $  17,751        17,751
U.S. treasury Bills
3.435% due 09/13/01                                        3.435        1,245         1,236

                                                                               -------------                          -------------
SHORT-TERM INVESTMENTS (3.57%)                                                       18,987                                    911
                                                                               -------------                          -------------


                           TOTAL INVESTMENTS (100.08%)                              520,278                                 18,748
                                                                               -------------                          ------------
             OTHER ASSETS AND LIABILITIES, NET (0.08%)                                 (118)                                  (328)
                                                                               -------------                          -------------
                            TOTAL NET ASSETS (100.00%)                         $    520,160                           $     18,420
                                                                               =============                          =============

                                                        --------------------------
                                                                 Combined
                                                        --------------------------
                                                          NUMBER OF  MARKET VALUE
                                                          SHARES OR     (000's
                                                           WARRANTS    OMITTED)
                                                        --------------------------
ISSUER DESCRIPTION

                                                          PAR VALUE
                                                            (000's
                                                           OMITTED)
                                                         -----------

SHORT-TERM INVESTMENTS - 3.57%
Joint Repurchase Agreement
Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. - Dated 6-29-01, due 7-02-01
(Secured by U.S. Treasury Bonds 6.875% and 6.625%
due 8-15-25 and 11-30-02) - Note B                       $      911  $        911
Investment in joint trading account
3.97% due 07/02/01
U.S. treasury Bills
3.435% due 09/13/01

                                                                     -------------
SHORT-TERM INVESTMENTS (3.57%)                                             19,898
                                                                     -------------


                           TOTAL INVESTMENTS (100.08%)                    539,026
                                                                     -------------
             OTHER ASSETS AND LIABILITIES, NET (0.08%)                       (446)
                                                                     -------------
                            TOTAL NET ASSETS (100.00%)               $    538,580
                                                                     =============

Notes to Schedule of Investments

ADR - American Depository Receipts

**    Represents investment of security lending collateral.

*     Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is U.S. dollar denominated. The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

                                                                       Exhibit C

                  JOHN HANCOCK V.S.T. INTERNATIONAL EQUITY FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. International Equity Fund and the John Hancock V.A. International Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. International Equity Fund and John Hancock V.A. International Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. International Equity Fund of all assets of John Hancock V.A. International Fund and issuance of John Hancock V.S.T. International Equity Fund shares in exchange for all of the outstanding shares of John Hancock V.A. International Fund.

(b) The deferred organization expense of John Hancock V.A. International Fund was written off as the Fund would no longer be in existence.

(c) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. International Equity Fund:

         1.20% for the first $50,000,000 of the Fund's average daily net assets; 1.05% for the next $150,000,000 of the Fund's average daily net assets; 1.00% for any additional amounts

(d) The actual expenses incurred by the John Hancock V.S.T. International Equity Fund and the John Hancock V.A. International Fund for various expenses included on a pro forma basis were reduced to reflect the estimated savings arising from the merger.

(e) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. International Equity Fund                          Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                      John Hancock     John Hancock
                                                                          V.S.T.           V.A.
                                                                      International    International                 Pro-Forma
                                                                       Equity Fund         Fund       Adjustments     Combined
                                                                      -------------    -------------  -----------    ---------
ASSETS
 Long term investments at cost                                           $22,763          $ 5,233       $    --       $27,996
 Net unrealized appreciation (depreciation) of investments                (2,759)            (328)           --        (3,087)
 Short-term investments at value                                           1,200            1,302            --         2,502
                                                                         -------          -------       -------       -------
    Total investments                                                     21,204            6,207            --        27,411

 Cash                                                                         55               --            --            55
 Foreign currency at value                                                    60                2            --            62
 Receivable for:
    Investments sold                                                           7               24            --            31
    Dividends and interest                                                    40               12            --            52
    Futures contracts variation margin                                        10               --            --            10
    Receivable for forward foreign currency exchange contracts sold           --                3            --             3
    Deferred organization expense                                             --                1            --             1
                                                                         -------          -------       -------       -------
 Total Assets                                                             21,376            6,249            --        27,625
                                                                         -------          -------       -------       -------

LIABILITIES
 Payables for:
    Investments purchased                                                    286              168            --           454
    Securities on loan                                                        --            1,040            --         1,040
    Payable to affiliates                                                     --                4            --             4
    Accounts payable and accrued expenses                                     --               38            --            38
    Other liabilities                                                          4               --            --             4
                                                                         -------          -------       -------       -------
 Total Liabilities                                                           290            1,250            --         1,540
                                                                         -------          -------       -------       -------
     Net Assets                                                           21,086            4,999            --        26,085
                                                                         =======          =======       =======       =======

 Net assets:
    Capital paid-in                                                       24,515            6,712            --        31,227

    Accumulated net realized gain (loss) on investments,
       futures and foreign currency transactions                            (685)          (1,334)           --        (2,019)

    Undistributed (distribution in excess of)
       net investment income (loss)                                           18             (326)           --          (308)

    Net unrealized appreciation (depreciation) of investments, futures and translation of assets and liabilities in
       foreign currencies                                                 (2,762)             (53)           --        (2,815)
                                                                         -------          -------       -------       -------
                                                                          21,086            4,999            --        26,085
                                                                         =======          =======       =======       =======

Net assets:
    V.S.T. International Equity Fund                                      21,086               --         4,999(a)     26,085
    V.A. International Fund                                                   --            4,999        (4,999)(a)        --
                                                                         -------          -------       -------       -------
                                                                          21,086            4,999            --        26,085
                                                                         =======          =======       =======       =======

Shares outstanding:
    V.S.T. International Equity Fund                                       2,519               --           597(a)      3,116
    V.A. International Fund                                                   --              562          (562)(a)        --
                                                                         -------          -------       -------       -------
                                                                           2,519              562            35         3,116
                                                                         =======          =======       =======       =======

Net assets value per share:
    V.S.T. International Equity Fund                                     $  8.37               --            --          8.37
    V.A. International Fund                                                   --          $  8.89         (8.89)(a)        --
                                                                         =======          =======       =======       =======

John Hancock V.S.T. International Equity Fund                          Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                                      John Hancock        John Hancock
                                                                          V.S.T.              V.A.
                                                                      International       International
                                                                       Equity Fund            Fund
                                                                     12 months ended     12 months ended                  Pro-Forma
                                                                      June 30, 2001       June 30, 2001    Adjustments     Combined
                                                                     ---------------     ---------------   -----------    ---------
INVESTMENT INCOME
    Interest                                                             $    65             $    15         $    --       $    80
    Dividends                                                                217                  81              --           298
    Securities Lending                                                        --                   9              --             9
                                                                         -------             -------         -------       -------
Total investment income                                                      282                 105              --           387
                                                                         -------             -------         -------       -------

EXPENSES
    Investment management fee                                                187                  64              22(c)        273
    Auditing fees                                                              2                  13              (4)(d)        11
    Custodian fees                                                            87                 169            (125)(d)       131
    Accounting and legal services fee                                         --                   1              (1)(d)        --
    Legal fees                                                                --                   1              --             1
    Printing & mailing fees                                                   34                   4              (4)(d)        34
    Organization expense                                                      --                   2              (2)(b)        --
    Miscellaneous                                                             --                   2              --             2
    Other fees                                                                 2                  --              --             2
                                                                         -------             -------         -------       -------
Total expenses                                                               312                 256            (114)          464

    Less expenses reimbursed                                                (109)               (174)            124(e)       (159)
                                                                         -------             -------         -------       -------

Net expenses                                                                 203                  82              10           295
                                                                         -------             -------         -------       -------

Net investment income (loss)                                                  79                  23             (10)           92
                                                                         -------             -------         -------       -------

REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss) on:
        Investments                                                         (795)               (952)             --        (1,747)
        Financial futures contracts                                            9                  --              --             9
        Foreign currency transactions                                          6                (319)             --          (313)

    Change in net unrealized appreciation (depreciation) on:
        Investments                                                       (3,740)             (1,474)             --        (5,214)
        Futures                                                                1                  --              --             1
        Translation of assets and liabilities in foreign currencies           (7)                  2              --            (5)
                                                                         -------             -------         -------       -------

Net realized and unrealized gain (loss)                                   (4,526)             (2,743)             --        (7,269)
                                                                         -------             -------         -------       -------

Net increase (decrease) in net assets resulting from operations          $(4,447)            $(2,720)        $   (10)      $(7,177)
                                                                         =======             =======         =======       =======

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION

COMMON STOCK
Australia (2.13%)
BHP, Ltd (DIOP)                                                      27,926     $   152
Brambles Industries, Ltd.  (DIOP)                                     2,110          52
Broken Hill Proprietary Co., Ltd.  (DIOP)                            26,220         139
Tabcorp Holdings, Ltd.  (LEIS)                                        6,933          33
Woolworth's, Ltd.  (RETS)                                            32,164         180
                                                                                -------
                                                                                    556
                                                                                -------

Belgium (0.00%)
Fortis (B)* (Insurance)                                                                                        3    $     -
                                                                                                                    -------

Brazil (0.07%)
Tele Norte Leste Participacoes SA American
Depositary Receipts (ADR) (Telecommunications)                                                             1,200         18
                                                                                                                    -------

Canada (1.13%)
Anderson Exploration Ltd.* (Oil & Gas)                                                                     2,500         50
Magna International, Inc. (Class A)
(Automobile / Trucks)                                                                                        500         31
Manulife Financial Corp. (Insurance)                                                                       2,000         56
Nortel Networks Corp. (Telecommunications)                                                                     2          -
Precision Drilling Corp.* (Oil & Gas)                                                                      1,700         53
Suncor Energy, Inc. (Oil & Gas)                                                                            1,700         43
Talisman Energy, Inc. (Oil & Gas)                                                                          1,600         61
                                                                                                                    -------
                                                                                                                        294
                                                                                                                    -------

Denmark (0.17%)
Novo Nordisk A/S (Class B) (Medical)                                                                       1,000         44
                                                                                                                    -------

Finland (1.02%)
Nokia Oyj  (TELS)                                                    11,772         267
                                                                                -------

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION

COMMON STOCK
Australia (2.13%)
BHP, Ltd (DIOP)                                             27,926     $   152
Brambles Industries, Ltd.  (DIOP)                            2,110          52
Broken Hill Proprietary Co., Ltd.  (DIOP)                   26,220         139
Tabcorp Holdings, Ltd.  (LEIS)                               6,933          33
Woolworth's, Ltd.  (RETS)                                   32,164         180
                                                                       -------
                                                                           556
                                                                       -------

Belgium (0.00%)
Fortis (B)* (Insurance)                                          3           -
                                                                       -------

Brazil (0.07%)
Tele Norte Leste Participacoes SA American
Depositary Receipts (ADR) (Telecommunications)               1,200          18
                                                                       -------

Canada (1.13%)
Anderson Exploration Ltd.* (Oil & Gas)                       2,500          50
Magna International, Inc. (Class A)
  (Automobile / Trucks)                                        500          31
Manulife Financial Corp. (Insurance)                         2,000          56
Nortel Networks Corp. (Telecommunications)                       2           -
Precision Drilling Corp.* (Oil & Gas)                        1,700          53
Suncor Energy, Inc. (Oil & Gas)                              1,700          43
Talisman Energy, Inc. (Oil & Gas)                            1,600          61
                                                                       -------
                                                                           294
                                                                       -------

Denmark (0.17%)
Novo Nordisk A/S (Class B) (Medical)                         1,000          44
                                                                       -------

Finland (1.02%)
Nokia Oyj  (TELS)                                           11,772         267
                                                                       -------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION
France (8.10%)
Air Liquide  (CHEM)                                                   1,368     $   197
Alcatel  (TELS)                                                       2,259          47
Alstom (Machinery)                                                                                         1,800    $    50
Assurances Generales de France (Insurance)                                                                 1,000         56
Aventis SA (Medical)                                                                                         600         48
AXA SA (INSU)                                                         7,685         219
Castorama Dubois Investisse  (RETS)                                     290          62
France Telecom  (TELS)                                                  997          48
Lafarge SA  (CONS)                                                    2,366         203                      400         34
PSA Peugeot Citroen SA (Automobile / Trucks)                                                                 100         27
Rhone-Poulenc SA  (BANK)                                                556          44
Sanofi-Synthelabo SA (Medical)                                                                               800         53
Schneider SA  (MACH)                                                  3,368         186                    1,060         59
Societe Television Francaise 1 (Media)                                                                     1,000         29
Total Fina SA - Cl. B (OILX)                                          1,156         162                      330         46
Vivendi Environment  (POLL)                                           3,340         141                    1,500         63
Vivendi Universal SA  (DIOP)                                          5,004         292                      800         47
                                                                                -------                             -------
                                                                                  1,601                                 512
                                                                                -------                             -------

Germany (6.35%)
Allianz AG - Reg. (INSU)                                                606         177
BASF AG (Chemicals)                                                                                        1,300         51
Bayer AG (Chemicals)                                                                                       1,400         55
Bayerische Motoren Werke AG  (AUTO)                                   6,656         221                    1,200         40
Deutsche Bank AG  (BANK)                                              3,476         249                      500         36
Deutsche Telekom AG  (UTIT)                                           3,539          81                    1,500         34
E.On AG (Utilities)                                                                                        1,300         68
Infineon Technologies AG  (ETRN)                                      2,790          66
Muenchener Rueckversicherungs-Gesellschaft
  AG - Reg. (INSU)                                                      474         132                      147         41
SAP AG  (SOFT)                                                        1,557         216                      400         56
Siemens AG  (DIOP)                                                    2,188         134
                                                                                -------                             -------
                                                                                  1,276                                 381
                                                                                -------                             -------

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION
France (8.10%)
Air Liquide  (CHEM)                                          1,368     $   197
Alcatel  (TELS)                                              2,259          47
Alstom (Machinery)                                           1,800          50
Assurances Generales de France (Insurance)                   1,000          56
Aventis SA (Medical)                                           600          48
AXA SA (INSU)                                                7,685         219
Castorama Dubois Investisse  (RETS)                            290          62
France Telecom  (TELS)                                         997          48
Lafarge SA  (CONS)                                           2,766         237
PSA Peugeot Citroen SA (Automobile / Trucks)                   100          27
Rhone-Poulenc SA  (BANK)                                       556          44
Sanofi-Synthelabo SA (Medical)                                 800          53
Schneider SA  (MACH)                                         4,428         245
Societe Television Francaise 1 (Media)                       1,000          29
Total Fina SA - Cl. B (OILX)                                 1,486         208
Vivendi Environment  (POLL)                                  4,840         204
Vivendi Universal SA  (DIOP)                                 5,804         339
                                                                       -------
                                                                         2,113
                                                                       -------

Germany (6.35%)
Allianz AG - Reg. (INSU)                                       606         177
BASF AG (Chemicals)                                          1,300          51
Bayer AG (Chemicals)                                         1,400          55
Bayerische Motoren Werke AG  (AUTO)                          7,856         261
Deutsche Bank AG  (BANK)                                     3,976         285
Deutsche Telekom AG  (UTIT)                                  5,039         115
E.On AG (Utilities)                                          1,300          68
Infineon Technologies AG  (ETRN)                             2,790          66
Muenchener Rueckversicherungs-Gesellschaft
  AG - Reg. (INSU)                                             621         173
SAP AG  (SOFT)                                               1,957         272
Siemens AG  (DIOP)                                           2,188         134
                                                                       -------
                                                                         1,657
                                                                       -------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION
Hong Kong (1.97%)
Cheung Kong Holdings Ltd. (Real Estate Operations)                                                         5,000    $    54
China Mobile Ltd.* (Telecommunications)                                                                    7,000         37
Citic Pacific Ltd. (Commercial /Industrial Services)                                                      13,000         40
Giordano International Ltd.  (APPA)                                  48,000     $    25
Hang Seng Bank, Ltd.  (BANK)                                          9,400          96
Hutchison Whampoa, Ltd.  (COMM)                                       4,700          48                    5,000         50
Johnson Electric Holdings Ltd. (Electronics)                                                              22,000         30
Li & Fung, Ltd.  (COMM)                                              60,000          99
Sun Hung Kai Properties, Ltd.  (REIT)                                 4,000          36
                                                                                -------                             -------
                                                                                    304                                 211
                                                                                -------                             -------

Ireland (0.56%)
Allied Irish Banks Plc (Banks - Foreign)                                                                   3,100         36
Bank of Ireland (Banks - Foreign)                                                                          2,600         26
Bank of Ireland (Banks - Foreign)                                                                          1,600         16
CRH Plc (Building)                                                                                         1,800         30
Elan Corp. Plc* (ADR) (Medical)                                                                              600         37
                                                                                                                    -------
                                                                                                                        145
                                                                                                                    -------

Israel (0.29%)
Check Point Software Technologies, Ltd.* (Computers)                                                         500         25
Teva Pharmaceutical Industries, Ltd. (ADR) (Medical)                                                         800         50
                                                                                                                    -------
                                                                                                                         75
                                                                                                                    -------

Italy (3.71%)
Autostrade SpA (Transport)                                                                                 5,500         36
Banca Fideuram SpA (Finance)                                                                               3,100         29
Banca Nazionale del Lavoro * (Banks - Foreign)                                                            16,000         50
Edison SpA (Utilities)                                                                                     3,800         35
Riunione Adriatica di Sicurta SpA (Insurance)                                                              5,282         65
San Paolo-IMI SpA  (BANK)                                            12,300         158
Telecom Italia Mobile SpA  (TELS)                                    11,500          59
Telecom Italia SpA  (TELS)                                           26,983         242                    3,700         33
UniCredito Italiano SpA  (BANK)                                      60,500         260
                                                                                -------                             -------
                                                                                    719                                 248
                                                                                -------                             -------

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION
Hong Kong (1.97%)
Cheung Kong Holdings Ltd. (Real Estate Operations)           5,000     $    54
China Mobile Ltd.* (Telecommunications)                      7,000          37
Citic Pacific Ltd. (Commercial /Industrial Services)        13,000          40
Giordano International Ltd.  (APPA)                         48,000          25
Hang Seng Bank, Ltd.  (BANK)                                 9,400          96
Hutchison Whampoa, Ltd.  (COMM)                              9,700          98
Johnson Electric Holdings Ltd. (Electronics)                22,000          30
Li & Fung, Ltd.  (COMM)                                     60,000          99
Sun Hung Kai Properties, Ltd.  (REIT)                        4,000          36
                                                                       -------
                                                                           515
                                                                       -------

Ireland (0.56%)
Allied Irish Banks Plc (Banks - Foreign)                     3,100          36
Bank of Ireland (Banks - Foreign)                            2,600          26
Bank of Ireland (Banks - Foreign)                            1,600          16
CRH Plc (Building)                                           1,800          30
Elan Corp. Plc* (ADR) (Medical)                                600          37
                                                                       -------
                                                                           145
                                                                       -------

Israel (0.29%)
Check Point Software Technologies, Ltd.* (Computers)           500          25
Teva Pharmaceutical Industries, Ltd. (ADR) (Medical)           800          50
                                                                       -------
                                                                            75
                                                                       -------

Italy (3.71%)
Autostrade SpA (Transport)                                   5,500          36
Banca Fideuram SpA (Finance)                                 3,100          29
Banca Nazionale del Lavoro * (Banks - Foreign)              16,000          50
Edison SpA (Utilities)                                       3,800          35
Riunione Adriatica di Sicurta SpA (Insurance)                5,282          65
San Paolo-IMI SpA  (BANK)                                   12,300         158
Telecom Italia Mobile SpA  (TELS)                           11,500          59
Telecom Italia SpA  (TELS)                                  30,683         275
UniCredito Italiano SpA  (BANK)                             60,500         260
                                                                       -------
                                                                           967
                                                                       -------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION
Japan (22.25%)
Advantest  (ETRN)                                                       400     $    34
Asahi Chemical Industry Co., Ltd.  (CHEM)                            22,000          92
Banyu Pharmaceutical Co., Ltd.  (HEAL)                                4,000          73
Bridgestone Corp (Rubber - Tires & Misc)                                                                   2,000    $    21
Canon, Inc.  (COMM)                                                   7,000         283
Chiba Bank, Ltd.  (BANK)                                             10,000          36
Circle K Japan Co., Ltd.  (RETF)                                      2,900          84
Daikin Industries Ltd. (Building)                                                                          3,000         56
Daiwa Securities Group, Inc.  (FUND)                                 18,000         188
Fast Retailing Co., Ltd. (Retail)                                                                            200         35
Fuji Photo Film  (LEIS)                                               5,000         216                    1,000         43
Honda Motor Co.  (AUTO)                                               2,000          88
KAO Corp.  (HNBA)                                                     9,000         224
Keyence Corp.  (OILX)                                                   600         119
Kirin Brewery Co.  (FOOD)                                            13,000         111
Konami Co., Ltd.  (COMP)                                              1,300          59
Kyocera Corp. (Electronics)                                                                                  500         44
Marui Co., Ltd. (Retail)                                                                                   1,000         14
Matsushita Electric Industrial Co., Ltd.
  (Electronics)                                                                                            2,000         31
Mitsui Marine & Fire Insurance Co., Ltd. (INSU)                      22,000         113                    4,000         43
Mizuho Holdings, Inc.  *(BANK)                                           26         121                        8         37
Murata Manufacturing Co., Ltd.  (ETRN)                                1,300          86                      300         20
NGK Insulators  (PART)                                               10,000          88
Nintendo Co., Ltd. (Leisure)                                                                                 100         18
Nippon Mitsubishi Oil Corp. (Oil & Gas)                                                                    3,000         17
Nippon Telegraph & Telephone Corp.  (UTIT)                               33         172                        4         21
Nissan Motor Co., Ltd. (Automobile / Trucks)                                                              12,000         83
Nomura Securities Co., Ltd.  (FUND)                                   4,000          77                    1,000         19
NTT Data Corp. (Telecommunications)                                                                            4         22
NTT DoCoMo, Inc. (Telecommunications)                                                                          3         52
Oriental Land Co., Ltd. (Leisure)                                                                            400         30
Pioneer Corp. (Electronics)                                                                                1,000         30
Ricoh Co., Ltd.  (ETRN)                                               7,000         151
Rohm Co., Ltd.  (ETRN)                                                1,200         186
Sanyo Electric Co.  (ETRN)                                           36,000         227
Secom Co.  (ETRN)                                                     2,000         112
Seven-Eleven Japan Co., Ltd. (Retail)                                                                      1,000         39

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION
Japan (22.25%)
Advantest  (ETRN)                                              400     $    34
Asahi Chemical Industry Co., Ltd.  (CHEM)                   22,000          92
Banyu Pharmaceutical Co., Ltd.  (HEAL)                       4,000          73
Bridgestone Corp (Rubber - Tires & Misc)                     2,000          21
Canon, Inc.  (COMM)                                          7,000         283
Chiba Bank, Ltd.  (BANK)                                    10,000          36
Circle K Japan Co., Ltd.  (RETF)                             2,900          84
Daikin Industries Ltd. (Building)                            3,000          56
Daiwa Securities Group, Inc.  (FUND)                        18,000         188
Fast Retailing Co., Ltd. (Retail)                              200          35
Fuji Photo Film  (LEIS)                                      6,000         259
Honda Motor Co.  (AUTO)                                      2,000          88
KAO Corp.  (HNBA)                                            9,000         224
Keyence Corp.  (OILX)                                          600         119
Kirin Brewery Co.  (FOOD)                                   13,000         111
Konami Co., Ltd.  (COMP)                                     1,300          59
Kyocera Corp. (Electronics)                                    500          44
Marui Co., Ltd. (Retail)                                     1,000          14
Matsushita Electric Industrial Co., Ltd.
  (Electronics)                                              2,000          31
Mitsui Marine & Fire Insurance Co., Ltd. (INSU)             26,000         156
Mizuho Holdings, Inc.  *(BANK)                                  34         158
Murata Manufacturing Co., Ltd.  (ETRN)                       1,600         106
NGK Insulators  (PART)                                      10,000          88
Nintendo Co., Ltd. (Leisure)                                   100          18
Nippon Mitsubishi Oil Corp. (Oil & Gas)                      3,000          17
Nippon Telegraph & Telephone Corp.  (UTIT)                      37         193
Nissan Motor Co., Ltd. (Automobile / Trucks)                12,000          83
Nomura Securities Co., Ltd.  (FUND)                          5,000          96
NTT Data Corp. (Telecommunications)                              4          22
NTT DoCoMo, Inc. (Telecommunications)                            3          52
Oriental Land Co., Ltd. (Leisure)                              400          30
Pioneer Corp. (Electronics)                                  1,000          30
Ricoh Co., Ltd.  (ETRN)                                      7,000         151
Rohm Co., Ltd.  (ETRN)                                       1,200         186
Sanyo Electric Co.  (ETRN)                                  36,000         227
Secom Co.  (ETRN)                                            2,000         112
Seven-Eleven Japan Co., Ltd. (Retail)                        1,000          39

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION
Sharp Corp.  (ETRN)                                                  14,000     $   191
Shin-Etsu Chemical Co.  (CHEM)                                        2,000          73
Skylark Co., Ltd.  (FOOD)                                             6,000         171
SMC Corp.  (MACH)                                                     1,400         150
Sony Corp.  (ETRN)                                                    1,400          92                      900    $    59
Sumitomo Bank  (BANK)                                                 3,000          25
Sumitomo Corp.  (DIOP)                                               20,000         140
Takeda Chemical Industries  (HEAL)                                    7,000         326                    1,000         47
Takefuji Corp.  (LEND)                                                2,600         236
Tokyo Electric Power  (UTIE)                                          7,300         189
Tokyo Electron Ltd. (Machinery)                                                                              500         30
Toppan Forms Co., Ltd.  (COMM)                                        6,000         101
Toray Industries, Inc. (Textile)                                                                           8,000         32
Toyota Motor Corp.  (AUTO)                                            6,500         229
UFJ Holdings, Inc.  (FINL)                                                5          27
Yamanouchi Pharmaceutical Co., Ltd. (Medical)                                                              1,000         28
Yamato Transport Co., Ltd. (Transport)                                                                     2,000         42
                                                                                -------                             -------
                                                                                  4,890                                 913
                                                                                -------                             -------

Mexico (0.08%)
America Movil SA de CV Ser L (ADR)
  (Telecommunications)                                                                                     1,000         21
                                                                                                                    -------

Netherlands (7.16%)
Aegon NV  (INSU)                                                      5,132         145
Akzo Nobel NV (Chemicals)                                                                                  1,130         48
ASM Lithography Holding NV  (COMP)                                    6,255         140
Heineken NV (Beverages)                                                                                    1,375         56
ING Groep NV  (BANK)                                                  5,680         372                      850         56
Koninklijke Ahold NV (Retail)                                                                              1,545         48
Koninklijke (Royal) Philips Electronics N.V. (ETRN)                   7,510         199
Qiagen NV* (Medical)                                                                                       1,400         31
Royal Dutch Petroleum Co.  (OILE)                                    10,053         579
Unilever NV - CVA (CONS)                                                454          27
Unilever Plc (Food)                                                                                        5,200         44
VNU NV  (MEDP)                                                        3,614         123
                                                                                -------                             -------
                                                                                  1,585                                 283
                                                                                -------                             -------

Portugal (0.33%)
Electricidade de Portugal, SA  (UTIE)                                17,717          42
Portugal Telecom, SGPS, SA (Telecommunications)                                                            6,500         45
                                                                                -------                             -------
                                                                                     42                                  45
                                                                                -------                             -------

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION
Sharp Corp.  (ETRN)                                         14,000     $   191
Shin-Etsu Chemical Co.  (CHEM)                               2,000          73
Skylark Co., Ltd.  (FOOD)                                    6,000         171
SMC Corp.  (MACH)                                            1,400         150
Sony Corp.  (ETRN)                                           2,300         151
Sumitomo Bank  (BANK)                                        3,000          25
Sumitomo Corp.  (DIOP)                                      20,000         140
Takeda Chemical Industries  (HEAL)                           8,000         373
Takefuji Corp.  (LEND)                                       2,600         236
Tokyo Electric Power  (UTIE)                                 7,300         189
Tokyo Electron Ltd. (Machinery)                                500          30
Toppan Forms Co., Ltd.  (COMM)                               6,000         101
Toray Industries, Inc. (Textile)                             8,000          32
Toyota Motor Corp.  (AUTO)                                   6,500         229
UFJ Holdings, Inc.  (FINL)                                       5          27
Yamanouchi Pharmaceutical Co., Ltd. (Medical)                1,000          28
Yamato Transport Co., Ltd. (Transport)                       2,000          42
                                                                       -------
                                                                         5,803
                                                                       -------

Mexico (0.08%)
America Movil SA de CV Ser L (ADR)
  (Telecommunications)                                       1,000          21
                                                                       -------

Netherlands (7.16%)
Aegon NV  (INSU)                                             5,132         145
Akzo Nobel NV (Chemicals)                                    1,130          48
ASM Lithography Holding NV  (COMP)                           6,255         140
Heineken NV (Beverages)                                      1,375          56
ING Groep NV  (BANK)                                         6,530         428
Koninklijke Ahold NV (Retail)                                1,545          48
Koninklijke (Royal) Philips Electronics N.V. (ETRN)          7,510         199
Qiagen NV* (Medical)                                         1,400          31
Royal Dutch Petroleum Co.  (OILE)                           10,053         579
Unilever NV - CVA (CONS)                                       454          27
Unilever Plc (Food)                                          5,200          44
VNU NV  (MEDP)                                               3,614         123
                                                                       -------
                                                                         1,868
                                                                       -------

Portugal (0.33%)
Electricidade de Portugal, SA  (UTIE)                       17,717          42
Portugal Telecom, SGPS, SA (Telecommunications)              6,500          45
                                                                       -------
                                                                            87
                                                                       -------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION
Singapore (0.70%)
Singapore Technology Engineering, Ltd.  (ENGI)                       92,000     $   130
Singapore Telecommunications Ltd.
  (Telecommunications)                                                                                    51,000    $    53
                                                                                -------                             -------
                                                                                    130                                  53
                                                                                -------                             -------

South Korea (0.13%)
Korea Telecom Corp. (ADR) (Telecommunications)                                                             1,500         33
                                                                                                                    -------

Spain (2.84%)
Acerinox SA  (STEE)                                                   4,439         124
Banco Santander Central Hispano SA  (BANK)                           10,471          95
Iberdrola SA (Utilities)                                                                                   2,500         32
Inditex  (FUSI)                                                       6,648         106
Inditex SA *(Retail)                                                                                       3,200         51
Repsol YPF, SA (Oil & Gas)                                                                                 2,200         36
Tabacalera S.A. - Cl. A (FOOD)                                        4,920          70
Telefonica SA  (UTIT)                                                16,606         205                    1,546         19
Union Electrica Fenosa SA  (UTIE)                                       218           4
                                                                                -------                             -------
                                                                                    604                                 138
                                                                                -------                             -------

Sweden (3.23%)
Electrolux AB, Ser B (Machinery)                                                                           3,800         53
Investor AB - B Shares (FUND)                                        12,183         155
Nordic Baltic Holding AB  (BANK)                                     23,695         135
Securitas AB - B Shares (COMM)                                       11,074         194
Skandia Forsakrings AB  (INSU)                                       17,002         156
Svenska Handelsbanken AB (Banks - Foreign)                                                                 3,600         52
Telefonaktiebolaget LM Ericsson AB  *(TELS)                          17,614          97
                                                                                -------                             -------
                                                                                    737                                 105
                                                                                -------                             -------

Switzerland (7.74%)
Adecco SA (COMM)                                                      3,586         169
Credit Suisse Group - Reg. (BANK)                                     1,513         249
Nestle SA (FOOD)                                                      2,213         471                      300         64
NovartisS AG (HEAL)                                                   6,292         228                    1,009         37
Roche Holdings AG (HEAL)                                              4,387         316
Schweizerische Rueckversicherungs-Gesellschaft
  (INSU)                                                                 92         184
Serona SA* (ADR) (Medical)                                                                                 1,300         32
Swiss Re Co. (Insurance)                                                                                      25         50
UBS AG  (BANK)                                                        1,207         173
Zurich Finance  (FINL)                                                  136          46
                                                                                -------                             -------
                                                                                  1,836                                 183
                                                                                -------                             -------

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION
Singapore (0.70%)
Singapore Technology Engineering, Ltd.  (ENGI)              92,000     $   130
Singapore Telecommunications Ltd.
  (Telecommunications)                                      51,000          53
                                                                       -------
                                                                           183
                                                                       -------

South Korea (0.13%)
Korea Telecom Corp. (ADR) (Telecommunications)               1,500          33
                                                                       -------

Spain (2.84%)
Acerinox SA  (STEE)                                          4,439         124
Banco Santander Central Hispano SA  (BANK)                  10,471          95
Iberdrola SA (Utilities)                                     2,500          32
Inditex  (FUSI)                                              6,648         106
Inditex SA *(Retail)                                         3,200          51
Repsol YPF, SA (Oil & Gas)                                   2,200          36
Tabacalera S.A. - Cl. A (FOOD)                               4,920          70
Telefonica SA  (UTIT)                                       18,152         224
Union Electrica Fenosa SA  (UTIE)                              218           4
                                                                       -------
                                                                           742
                                                                       -------

Sweden (3.23%)
Electrolux AB, Ser B (Machinery)                             3,800          53
Investor AB - B Shares (FUND)                               12,183         155
Nordic Baltic Holding AB  (BANK)                            23,695         135
Securitas AB - B Shares (COMM)                              11,074         194
Skandia Forsakrings AB  (INSU)                              17,002         156
Svenska Handelsbanken AB (Banks - Foreign)                   3,600          52
Telefonaktiebolaget LM Ericsson AB  *(TELS)                 17,614          97
                                                                       -------
                                                                           842
                                                                       -------

Switzerland (7.74%)
Adecco SA (COMM)                                             3,586         169
Credit Suisse Group - Reg. (BANK)                            1,513         249
Nestle SA (FOOD)                                             2,513         535
NovartisS AG (HEAL)                                          7,301         265
Roche Holdings AG (HEAL)                                     4,387         316
Schweizerische Rueckversicherungs-Gesellschaft
  (INSU)                                                        92         184
Serona SA* (ADR) (Medical)                                   1,300          32
Swiss Re Co. (Insurance)                                        25          50
UBS AG  (BANK)                                               1,207         173
Zurich Finance  (FINL)                                         136          46
                                                                       -------
                                                                         2,019
                                                                       -------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION
Taiwan (0.24%)
Taiwan Semiconductor Manufacturing Co., Ltd.*(ADR)
  (Electronics)                                                                                            2,100    $    32
United Microelectronics Corp.* (ADR) (Electronics)                                                         3,500         31
                                                                                                                    -------
                                                                                                                         63
                                                                                                                    -------

United Kingdom (23.69%)
Abbey National Plc (Banks - Foreign)                                                                       1,500         26
Amvescap PLC  (BANK)                                                 15,375     $   267
AstraZeneca Group PLC  (HEAL)                                         1,599          75                      800         37
Bank of Ireland  (BANK)                                              19,442         193
Barclay's PLC  (BANK)                                                11,774         361                    1,600         49
Bass PLC  (FOOD)                                                      5,938          62
BG Group Plc (Oil & Gas)                                                                                  13,000         51
BP Amoco PLC  (OILX)                                                 50,616         417                    4,600         38
British Airways PLC (Transport)                                                                            6,700         33
British American Tobacco Plc (Tobacco)                                                                     5,200         40
British Sky Broadcasting Group Plc* (Media)                                                                5,200         50
British Telecommunications PLC  (TELS)                               44,070         277
Centrica Plc (Utilities)                                                                                  15,640         50
CGU PLC  (INSU)                                                       9,546         132
Compass Group Plc (Consumer Services)                                                                      5,500         44
Diageo PLC  (FOOD)                                                   30,407         334                    6,800         75
Energis Plc* (Telecommunications)                                                                          8,450         23
Exel (ETRN)                                                          10,828         116
GlaxoSmithKline PLC  *(HEAL)                                         24,243         683                    1,600         45
HSBC Holdings PLC  (BANK)                                            25,108         298
National Grid Group PLC  (UTIE)                                      10,848          80                    6,600         49
P&O Princess Cruises PLC  *(LEIS)                                    39,239         204
Reckitt Benckiser PLC  (HNBA)                                         7,177         104                    4,100         59
Reuters Group PLC  (B9)                                               8,712         113
Royal Bank of Scotland Group Plc (Banks - Foreign)                                                         2,300         51
Scottish Power Plc (Utilities)                                                                             5,800         43
Shell Transport & Trading Co. PLC  (OILX)                             3,111          26                    6,800         57
Shire Pharmaceuticals Group Plc* (Medical)                                                                 2,400         44
Smiths Group PLC  (DIOP)                                             21,021         244
Standard Chartered Plc (Banks - Foreign)                                                                   2,600         33
Tesco PLC  (RETF)                                                   116,272         420
Unilever PLC  (M4)                                                   38,239         323
Vodafone AirTouch PLC  (TELS)                                       231,703         513
Vodafone Group Plc (Telecommunications)                                                                   17,980         40
                                                                                -------                             -------
                                                                                  5,242                                 937
                                                                                -------                             -------

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION
Taiwan (0.24%)
Taiwan Semiconductor Manufacturing Co., Ltd.*(ADR)
  (Electronics)                                              2,100     $    32
United Microelectronics Corp.* (ADR) (Electronics)           3,500          31
                                                                       -------
                                                                            63
                                                                       -------

United Kingdom (23.69%)
Abbey National Plc (Banks - Foreign)                         1,500          26
Amvescap PLC  (BANK)                                        15,375         267
AstraZeneca Group PLC  (HEAL)                                2,399         112
Bank of Ireland  (BANK)                                     19,442         193
Barclay's PLC  (BANK)                                       13,374         410
Bass PLC  (FOOD)                                             5,938          62
BG Group Plc (Oil & Gas)                                    13,000          51
BP Amoco PLC  (OILX)                                        55,216         455
British Airways PLC (Transport)                              6,700          33
British American Tobacco Plc (Tobacco)                       5,200          40
British Sky Broadcasting Group Plc* (Media)                  5,200          50
British Telecommunications PLC  (TELS)                      44,070         277
Centrica Plc (Utilities)                                    15,640          50
CGU PLC  (INSU)                                              9,546         132
Compass Group Plc (Consumer Services)                        5,500          44
Diageo PLC  (FOOD)                                          37,207         409
Energis Plc* (Telecommunications)                            8,450          23
Exel (ETRN)                                                 10,828         116
GlaxoSmithKline PLC  *(HEAL)                                25,843         728
HSBC Holdings PLC  (BANK)                                   25,108         298
National Grid Group PLC  (UTIE)                             17,448         129
P&O Princess Cruises PLC  *(LEIS)                           39,239         204
Reckitt Benckiser PLC  (HNBA)                               11,277         163
Reuters Group PLC  (B9)                                      8,712         113
Royal Bank of Scotland Group Plc (Banks - Foreign)           2,300          51
Scottish Power Plc (Utilities)                               5,800          43
Shell Transport & Trading Co. PLC  (OILX)                    9,911          83
Shire Pharmaceuticals Group Plc* (Medical)                   2,400          44
Smiths Group PLC  (DIOP)                                    21,021         244
Standard Chartered Plc (Banks - Foreign)                     2,600          33
Tesco PLC  (RETF)                                          116,272         420
Unilever PLC  (M4)                                          38,239         323
Vodafone AirTouch PLC  (TELS)                              231,703         513
Vodafone Group Plc (Telecommunications)                     17,980          40
                                                                       -------
                                                                         6,179
                                                                       -------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION

United States (1.60%)
Amdocs Ltd.* (Telecommunications)                                                                            400    $    22
Elan Corp. PLC - ADR (HEAL)                                           1,400     $    86
Glaxo SmithKline PLC - ADR (HEAL)                                     2,300         129
Santa Fe International Corp. (Oil & Gas)                                                                   1,500         44
Schlumberger Ltd. (Oil & Gas)                                                                                900         47
Transocean Sedco Forex, Inc. (Oil & Gas)                                                                   1,000         41
XL Capital Ltd. (Class A) (Insurance)                                                                        600         49
                                                                                -------                             -------
                                                                                    215                                 203
                                                                                -------                             -------

                       TOTAL COMMON STOCK - (95.49%)                             20,004                               4,905
                                                                                -------                             -------

RIGHTS
Portugal (0.00%)
Portugal Telecom, SGPS, SA* (Telecommunications)                                                           6,500          -
                                                                                                                    -------

                                                                   PAR VALUE                           PAR VALUE
                                                                     (000's                              (000's
                                                                    OMITTED)                            OMITTED)
                                                                   ---------                           ---------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.60%)
Investment in joint repurchase agreement with
Goldman Sachs & Co. dated 06/29/01, 4.11% due
07/02/01 (Secured by various U.S. Treasury
Obligations and U.S. Government Agency Bonds)             4.110%    $ 1,200     $ 1,200
                                                                                -------

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury Bonds, 6.875%
due 08-15-25 and U.S. Treasury Notes, 5.625% due
11-30-02) - Note B                                                                           3.970%   $      262    $   262
                                                                                                                    -------

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION

United States (1.60%)
Amdocs Ltd.* (Telecommunications)                              400     $    22
Elan Corp. PLC - ADR (HEAL)                                  1,400          86
Glaxo SmithKline PLC - ADR (HEAL)                            2,300         129
Santa Fe International Corp. (Oil & Gas)                     1,500          44
Schlumberger Ltd. (Oil & Gas)                                  900          47
Transocean Sedco Forex, Inc. (Oil & Gas)                     1,000          41
XL Capital Ltd. (Class A) (Insurance)                          600          49
                                                                       -------
                                                                           418
                                                                       -------

                       TOTAL COMMON STOCK - (95.49%)                    24,909
                                                                       -------

RIGHTS
Portugal (0.00%)
Portugal Telecom, SGPS, SA* (Telecommunications)             6,500           -
                                                                       -------

                                                        PAR VALUE
                                                          (000's
                                                         OMITTED)
                                                        ---------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.60%)
Investment in joint repurchase agreement with
Goldman Sachs & Co. dated 06/29/01, 4.11% due
07/02/01 (Secured by various U.S. Treasury
Obligations and U.S. Government Agency Bonds)           $    1,200     $ 1,200


Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury Bonds, 6.875%
due 08-15-25 and U.S. Treasury Notes, 5.625% due
11-30-02) - Note B                                             262         262
                                                                       -------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all securities owned by the V.S.T. International Equity Fund and the V.A. International Fund, combined on June 30, 2001.

                                                       -------------------------------------------------------------------------
                                                                John Hancock V.S.T.                   John Hancock
                                                             International Equity Fund          V.A. International Fund
                                                       -------------------------------------------------------------------------
                                                                   NUMBER OF  MARKET VALUE             NUMBER OF  MARKET VALUE
                                                         INTEREST  SHARES OR     (000's     INTEREST   SHARES OR     (000's
                                                           RATE     WARRANTS    OMITTED)      RATE     WARRANTS     OMITTED)
                                                       -------------------------------------------------------------------------
ISSUER, DESCRIPTION
Cash Equivalents (3.99%)
Navigator Securities Lending
Prime Portfolio**                                                                                      1,040,206    $ 1,040
                                                                                                                    -------

                                                                                -------                             -------
TOTAL SHORT TERM INVESTMENTS (9.59%)                                            $ 1,200                               1,302
                                                                                -------                             -------

                         TOTAL INVESTMENTS (105.08%)                             21,204                               6,207
                                                                                -------                             -------
           OTHER ASSETS AND LIABILITIES, NET (5.08%)                               (118)                             (1,208)
                                                                                -------                             -------
                          TOTAL NET ASSETS (100.00%)                            $21,086                             $ 4,999
                                                                                =======                             =======

                                                       ---------------------------
                                                               Combined
                                                       ---------------------------
                                                         NUMBER OF  MARKET VALUE
                                                         SHARES OR     (000's
                                                         WARRANTS     OMITTED)
                                                       ---------------------------
ISSUER, DESCRIPTION
Cash Equivalents (3.99%)
Navigator Securities Lending
Prime Portfolio**                                        1,040,206     $ 1,040
                                                                       -------

                                                                       -------
TOTAL SHORT TERM INVESTMENTS (9.59%)                                     2,502
                                                                       -------

                         TOTAL INVESTMENTS (105.08%)                    27,411
                                                                       -------
           OTHER ASSETS AND LIABILITIES, NET (5.08%)                    (1,326)
                                                                       -------
                          TOTAL NET ASSETS (100.00%)                   $26,085
                                                                       =======

NOTES TO THE SCHEDULE OF INVESTMENTS

ADR - American Depository Receipts
** Represents investment of security lending collateral.
* Non-income producing security

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

                                                                       Exhibit C

                   JOHN HANCOCK V.S.T. FUNDAMENTAL GROWTH FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Fundamental Growth Fund and the John Hancock V.A. Mid Cap Growth Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Fundamental Growth Fund and John Hancock V.A. Mid Cap Growth Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Fundamental Growth Fund of all assets of John Hancock V.A. Mid Cap Growth Fund and issuance of John Hancock V.S.T. Fundamental Growth Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Mid Cap Growth Fund.

(b) The investment management fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Fundamental Growth Fund:

            0.90% for the first $250,000,000 of the Fund's net assets; 0.85% for net assets in excess of $250,000,000.

(c) The actual expenses incurred by the John Hancock V.S.T. Fundamental Growth Fund and the John Hancock V.A. Mid Cap Growth Fund were reduced to reflect the estimated savings arising from the merger.

(d) Represents the Adviser's voluntary agreement to limit the fund's other expenses to an annual rate of 0.10% of the Fund's average daily net assets.

John Hancock V.S.T. Fundamental Growth Fund                            Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                  John Hancock   John Hancock
                                                                     V.S.T.          V.A.
                                                                  Fundamental   Mid Cap Growth                      Pro-Forma
                                                                  Growth Fund        Fund        Adjustments        Combined
                                                                  ------------  --------------   -----------        ---------
ASSETS
    Long term investments at cost                                   $ 43,668       $  6,066       $     --          $ 49,734
    Net unrealized appreciation (depreciation) of investments         (4,054)          (136)            --            (4,190)
    Short-term investments at value                                    1,186            503             --             1,689
                                                                    --------       --------       --------          --------
    Total investments                                                 40,800          6,433             --            47,233

 Cash                                                                      3             --             --                 3
 Receivable for:
    Investments sold                                                     657             52             --               709
    Fund shares sold                                                      --              1             --                 1
    Dividends and interest                                                12              1             --                13
    Other assets                                                          --              1             --                 1
                                                                    --------       --------       --------          --------
 Total Assets                                                         41,472          6,488             --            47,960
                                                                    --------       --------       --------          --------

LIABILITIES
 Payables for:
    Investments purchased                                              1,114            159             --             1,273
    Payable to affiliates                                                 --              2             --                 2
    Accounts payable and accrued expenses                                 --             12             --                12
    Other liabilities                                                     16             --             --                16
                                                                    --------       --------       --------          --------
 Total Liabilities                                                     1,130            173             --             1,303
                                                                    --------       --------       --------          --------
 Net Assets                                                           40,342          6,315             --            46,657
                                                                    ========       ========       ========          ========

 Net assets:

    Capital paid-in                                                   58,489          8,932             --            67,421

    Accumulated net realized gain (loss) on investments,
      futures and foreign currency transactions                      (14,000)        (2,451)            --           (16,451)

    Undistributed (distribution in excess of)
      net investment income (loss)                                       (93)           (30)            --              (123)

    Net unrealized appreciation (depreciation) of investments, futures and translation of assets and liabilities in
      foreign currencies                                              (4,054)          (136)            --            (4,190)
                                                                    --------       --------       --------          --------
                                                                      40,342          6,315             --            46,657
                                                                    ========       ========       ========          ========

Net assets:
   V.S.T. Fundamental Growth Fund                                     40,342             --          6,315(a)         46,657
   V.A. Mid Cap Growth Fund                                               --          6,315         (6,315)(a)            --
                                                                    --------       --------       --------          --------
                                                                      40,342          6,315             --            46,657
                                                                    ========       ========       ========          ========

Shares outstanding:
   V.S.T. Fundamental Growth Fund                                      4,090             --            642(a)          4,732
   V.A. Mid Cap Growth Fund                                               --            546           (546)(a)            --
                                                                    --------       --------       --------          --------
                                                                       4,090            546             96             4,732
                                                                    ========       ========       ========          ========

Net assets value per share:
   V.S.T. Fundamental Growth Fund                                   $   9.86             --             --          $   9.86
   V.A. Mid Cap Growth Fund                                               --       $  11.56       $ (11.56)(a)            --
                                                                    ========       ========       ========          ========

John Hancock V.S.T. Fundamental Growth Fund                            Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                                   John Hancock      John Hancock
                                                                      V.S.T.             V.A.
                                                                   Fundamental      Mid Cap Growth
                                                                   Growth Fund           Fund
                                                                 12 months ended   12 months ended                      Pro-Forma
                                                                  June 30, 2001     June 30, 2001    Adjustments        Combined
                                                                 ---------------   ---------------   -----------        ---------
INVESTMENT INCOME
   Interest                                                          $    140          $     28       $     --          $    168
   Dividends                                                               91                17             --               108
   Securities Lending                                                       3                 1             --                 4
                                                                     --------          --------       --------          --------
Total investment income                                                   234                46             --               280
                                                                     --------          --------       --------          --------

EXPENSES
   Investment management fee                                              360                85             17(b)            462
   Auditing fees                                                            3                12             (4)(c)            11
   Custodian fees                                                          47                20             (8)(c)            59
   Accounting and legal services fee                                       --                 2             (2)(c)            --
   Legal fees                                                               1                --             --                 1
   Printing & mailing fees                                                 44                 4             (4)(c)            44
   Trustees' fee                                                           --                 1             --                 1
   Miscellaneous                                                           --                 1             --                 1
   Other fees                                                               2                --             --                 2
                                                                     --------          --------       --------          --------
Total expenses                                                            457               125             (1)              581

   Less expenses reimbursed                                               (58)              (11)             1(d)            (68)
                                                                     --------          --------       --------          --------

Net expenses                                                              399               114              0               513
                                                                     --------          --------       --------          --------

Net investment income (loss)                                             (165)              (68)            (0)             (233)
                                                                     --------          --------       --------          --------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments                                                      (9,802)           (2,791)            --           (12,593)

   Change in unrealized appreciation (depreciation) on:                    --
      Investments                                                      (9,199)           (2,198)            --           (11,397)
                                                                     --------          --------       --------          --------

Net realized and unrealized gain (loss)                               (19,001)           (4,989)            --           (23,990)
                                                                     --------          --------       --------          --------

Net increase (decrease) in net assets resulting from operations      $(19,166)         $ (5,057)      $     (0)         $(24,223)
                                                                     ========          ========       ========          ========

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                             V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION

Common Stock
Advertising (0.19%)
Lamar Advertising Co.*                                                                           850       $    37
TMP Worldwide, Inc.*                                                                             850            51
                                                                                                           -------
                                                                                                                88
                                                                                                           -------

Bank (1.62%)
M & T Bank Corp.                                          3,750      $   283
Zions Bancorp                                             6,400          378
Northern Trust Corp.                                                                           1,500            94
                                                                     -------                               -------
                                                                         661                                    94
                                                                     -------                               -------

Beverages (0.08%)
Coors (Adolph) Co. (Class B)                                                                     742            37
                                                                                                           -------
                                                                                                                37
                                                                                                           -------

Brokerage & Investment Management
(2.16%)
Investment Technology Group, Inc.                         7,500          377
Legg Mason, Inc.                                          9,700          483                   1,206            60
Lehman Brothers Holdings, Inc.                                                                 1,113            87
                                                                     -------                               -------
                                                                         860                                   147
                                                                     -------                               -------

Business Services (1.43%)
Interpublic Group Cos., Inc.                             22,800          669
                                                                     -------

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION

Common Stock
Advertising (0.19%)
Lamar Advertising Co.*                        850       $    37
TMP Worldwide, Inc.*                          850            51
                                                        -------
                                                             88
                                                        -------

Bank (1.62%)
M & T Bank Corp.                            3,750           283
Zions Bancorp                               6,400           378
Northern Trust Corp.                        1,500            94
                                                        -------
                                                            755
                                                        -------

Beverages (0.08%)
Coors (Adolph) Co. (Class B)                  742            37
                                                        -------
                                                             37
                                                        -------

Brokerage & Investment Management
(2.16%)
Investment Technology Group, Inc.           7,500           377
Legg Mason, Inc.                           10,906           543
Lehman Brothers Holdings, Inc.              1,113            87
                                                        -------
                                                          1,007
                                                        -------

Business Services (1.43%)
Interpublic Group Cos., Inc.               22,800           669
                                                        -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Commercial Services (6.22%)
Cintas Corp.                                             10,700      $   495
Concord EFS, Inc.                                         8,100          421
Convergys Corp.*                                         23,500          711
Ecolab, Inc.                                              9,600          393
Lamar Advertising Co.*                                   11,100          489
The Dun & Bradstreet Corp.*                              11,800          395
                                                                     -------
                                                                       2,904
                                                                     -------

Computer Equipment, Software, &
Services  (13.33%)
Adobe Systems, Inc.                                       6,800          319
Brocade Communications Systems, Inc.*                     8,600          378                   2,580       $   113
DST Systems, Inc.*                                                                             1,192            63
Electronic Arts, Inc.*                                                                           600            35
Emulex Corp.*                                                                                  1,350            54
Fiserv, Inc.                                             10,300          659
Fiserv, Inc.*                                                                                  1,015            65
i2 Technologies, Inc.                                     6,600          131
Informatica Corp.                                         9,400          163
Internet Security System, Inc.                            5,555          270
Manugistics Group, Inc.                                   6,400          160
McData Corp.                                              3,900           69
Mercury Interactive Corp.*                                                                     2,070           124
Micromuse, Inc. *                                        12,100          339                   2,200            62
Network Appliance, Inc.                                  13,800          189
Parametric Technology Corp.*                                                                   8,350           117
Peregrine Systems, Inc.                                  42,500        1,232
Retek, Inc.                                              11,800          566
SunGard Data Systems, Inc.                                2,000           60                   1,856            56
Synopsys, Inc.                                            3,550          172                   2,250           135
VeriSign, Inc.                                           10,050          603
WebMethods, Inc.                                          4,000           85
                                                                     -------                               -------
                                                                       5,395                                   824
                                                                     -------                               -------

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION
Commercial Services (6.22%)
Cintas Corp.                               10,700       $   495
Concord EFS, Inc.                           8,100           421
Convergys Corp.*                           23,500           711
Ecolab, Inc.                                9,600           393
Lamar Advertising Co.*                     11,100           489
The Dun & Bradstreet Corp.*                11,800           395
                                                        -------
                                                          2,904
                                                        -------

Computer Equipment, Software, &
Services  (13.33%)
Adobe Systems, Inc.                         6,800           319
Brocade Communications Systems, Inc.*      11,180           491
DST Systems, Inc.*                          1,192            63
Electronic Arts, Inc.*                        600            35
Emulex Corp.*                               1,350            54
Fiserv, Inc.                               10,300           659
Fiserv, Inc.*                               1,015            65
i2 Technologies, Inc.                       6,600           131
Informatica Corp.                           9,400           163
Internet Security System, Inc.              5,555           270
Manugistics Group, Inc.                     6,400           160
McData Corp.                                3,900            69
Mercury Interactive Corp.*                  2,070           124
Micromuse, Inc. *                          14,300           401
Network Appliance, Inc.                    13,800           189
Parametric Technology Corp.*                8,350           117
Peregrine Systems, Inc.                    42,500         1,232
Retek, Inc.                                11,800           566
SunGard Data Systems, Inc.                  3,856           116
Synopsys, Inc.                              5,800           307
VeriSign, Inc.                             10,050           603
WebMethods, Inc.                            4,000            85
                                                        -------
                                                          6,219
                                                        -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Consumer Miscellaneous (2.02%)
Harley-Davidson, Inc.                                    20,000      $   942
                                                                     -------

Cosmetic & Personal Care (1.37%)
Estee Lauder Cos., Inc. - Cl. A                          14,800          638
                                                                     -------

Electric Power (1.80%)
Calpine Corp. *                                           8,350          316
CMS Energy Corp.                                         10,700          298
Mirant Corp. *                                            6,600          227
                                                                     -------
                                                                         841
                                                                     -------

Electronic Products & Services (14.63%)
Aeroflex, Inc.*                                                                                6,694       $    70
Applera Corporation - Applied
  Biosystems Group                                       14,600          390
ASML Holdings NV* (Netherlands)                                                                1,750            39
Atmel Corp. *                                            41,500          560                   5,450            74
Capstone Turbine Corp.*                                                                        2,950            65
Celestica, Inc.                                           9,150          471                     993            51
Emulex Corp. *                                            7,000          283
GlobeSpan, Inc.                                          10,250          150
Integrated Device Technology, Inc.                        8,400          266
International Rectifier Corp.*                                                                   994            34
Jabil Circuit, Inc.                                      11,200          346
KLA-Tencor Corp. *                                        4,150          243                     500            29
Lam Research Corp.                                        6,000          178                     950            28
LSI Logic Corp.                                          14,800          278
Maxim Integrated Products, Inc. *                         4,600          203
Micrel, Inc.                                              8,500          280                   1,200            40
National Semiconductor Corp.*                                                                  2,364            69
Novellus Systems, Inc.*                                                                        1,150            65

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION
Consumer Miscellaneous (2.02%)
Harley-Davidson, Inc.                      20,000       $   942
                                                        -------

Cosmetic & Personal Care (1.37%)
Estee Lauder Cos., Inc. - Cl. A            14,800           638
                                                        -------

Electric Power (1.80%)
Calpine Corp. *                             8,350           316
CMS Energy Corp.                           10,700           298
Mirant Corp. *                              6,600           227
                                                        -------
                                                            841
                                                        -------

Electronic Products & Services (14.63%)
Aeroflex, Inc.*                             6,694            70
Applera Corporation - Applied
  Biosystems Group                         14,600           390
ASML Holdings NV* (Netherlands)             1,750            39
Atmel Corp. *                              46,950           634
Capstone Turbine Corp.*                     2,950            65
Celestica, Inc.                            10,143           522
Emulex Corp. *                              7,000           283
GlobeSpan, Inc.                            10,250           150
Integrated Device Technology, Inc.          8,400           266
International Rectifier Corp.*                994            34
Jabil Circuit, Inc.                        11,200           346
KLA-Tencor Corp. *                          4,650           272
Lam Research Corp.                          6,950           206
LSI Logic Corp.                            14,800           278
Maxim Integrated Products, Inc. *           4,600           203
Micrel, Inc.                                9,700           320
National Semiconductor Corp.*               2,364            69
Novellus Systems, Inc.*                     1,150            65

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
ONI Systems Corp.*                                                                             1,950       $    55
PerkinElmer, Inc.                                        26,000      $   716                   1,300            40
PMC-Sierra, Inc.                                         14,600          454
QLogic Corp. *                                           13,200          851                     460            30
Tektronix, Inc.*                                                                               3,057            83
Waters Corp. *                                           14,000          386
                                                                     -------                               -------
                                                                       6,055                                   772
                                                                     -------                               -------

Energy - Alternative Source (0.87%)
Calpine Corp.*                                                                                 1,606            61
Dynegy, Inc. - Cl.A                                       7,470          347
                                                                     -------                               -------
                                                                         347                                    61
                                                                     -------                               -------

Fiber Optics (0.09%)
Finisar Corp.*                                                                                 2,150            40
                                                                                                           -------

Financial Services (1.68%)
Affiliated Managers Group, Inc.*                                                               1,346            83
Concord EFS, Inc.*                                                                             1,840            96
Providian Financial Corp. *                               6,600          391                   1,443            85
USA Education, Inc.                                                                            1,776           130
                                                                     -------                               -------
                                                                         391                                   394
                                                                     -------                               -------

Food, Beverage & Tobacco (0.90%)
Sysco Corp.                                              15,400          418
                                                                     -------

Health Care Products (15.45%)
Abgenix, Inc. *                                           5,550          250
Allergan, Inc.                                            9,250          791
Andrx Corp. *                                             8,600          662
Diversa Corp.                                             4,300           87
Forest Laboratories, Inc.*                                  550           39
Genzyme Corp.                                             3,800          232

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION
ONI Systems Corp.*                          1,950       $    55
PerkinElmer, Inc.                          27,300           756
PMC-Sierra, Inc.                           14,600           454
QLogic Corp. *                             13,660           881
Tektronix, Inc.*                            3,057            83
Waters Corp. *                             14,000           386
                                                        -------
                                                          6,827
                                                        -------

Energy - Alternative Source (0.87%)
Calpine Corp.*                              1,606            61
Dynegy, Inc. - Cl.A                         7,470           347
                                                        -------
                                                            408
                                                        -------

Fiber Optics (0.09%)
Finisar Corp.*                              2,150            40
                                                        -------

Financial Services (1.68%)
Affiliated Managers Group, Inc.*            1,346            83
Concord EFS, Inc.*                          1,840            96
Providian Financial Corp. *                 8,043           476
USA Education, Inc.                         1,776           130
                                                        -------
                                                            785
                                                        -------

Food, Beverage & Tobacco (0.90%)
Sysco Corp.                                15,400           418
                                                        -------

Health Care Products (15.45%)
Abgenix, Inc. *                             5,550           250
Allergan, Inc.                              9,250           791
Andrx Corp. *                               8,600           662
Diversa Corp.                               4,300            87
Forest Laboratories, Inc.*                    550            39
Genzyme Corp.                               3,800           232

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Gilead Sciences, Inc. *                                   5,850      $   340
Human Genome Sciences, Inc.                               3,950          238
IDEXX Laboratories, Inc. *                                7,900          247
Inhale Therapeutic Systems, Inc. *                       10,300          237
Invitrogen Corp.                                          1,500          108
Ivax Corp.                                               23,025          898
King Pharmaceuticals, Inc.                                8,000          430
MedImmune, Inc. *                                        23,000        1,086
Millennium Pharmaceuticals, Inc. *                       14,700          523
Protein Design Labs, Inc. *                               2,800          243
Shire Pharmaceuticals Group Place
  SPONSORED ADR                                           6,100          338
Stryker Corp.                                             8,350          458
                                                                     -------
                                                                       7,207
                                                                     -------

Health Care Services (2.21%)
AmeriSource Health Corp. - Cl. A                          7,600          420
Idec Pharmaceuticals Corp.                                3,700          251
Quest Diagnostics, Inc. *                                 4,800          359
                                                                     -------
                                                                       1,030
                                                                     -------

Instruments - Scientific (0.07%)
Millipore Corp.                                                                                  533       $    33
                                                                                                           -------

Insurance (2.78%)
Ace, Ltd. *                                              14,600          571                   2,095            82
Ambac Financial Group, Inc.                                                                    1,148            67
Everest Re Group Ltd. (Bermuda)                                                                1,042            78
XL Capital, Ltd. - Cl. A                                  6,100          501
                                                                     -------                               -------
                                                                       1,072                                   227
                                                                     -------                               -------

Leisure & Recreation (0.88%)
Four Seasons Hotels, Inc.                                 3,800          210
International Game Technology                             3,200          201
                                                                     -------
                                                                         411
                                                                     -------

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION
Gilead Sciences, Inc. *                     5,850       $   340
Human Genome Sciences, Inc.                 3,950           238
IDEXX Laboratories, Inc. *                  7,900           247
Inhale Therapeutic Systems, Inc. *         10,300           237
Invitrogen Corp.                            1,500           108
Ivax Corp.                                 23,025           898
King Pharmaceuticals, Inc.                  8,000           430
MedImmune, Inc. *                          23,000         1,086
Millennium Pharmaceuticals, Inc. *         14,700           523
Protein Design Labs, Inc. *                 2,800           243
Shire Pharmaceuticals Group Place
  SPONSORED ADR                             6,100           338
Stryker Corp.                               8,350           458
                                                        -------
                                                          7,207
                                                        -------

Health Care Services (2.21%)
AmeriSource Health Corp. - Cl. A            7,600           420
Idec Pharmaceuticals Corp.                  3,700           251
Quest Diagnostics, Inc. *                   4,800           359
                                                        -------
                                                          1,030
                                                        -------

Instruments - Scientific (0.07%)
Millipore Corp.                               533            33
                                                        -------

Insurance (2.78%)
Ace, Ltd. *                                16,695           653
Ambac Financial Group, Inc.                 1,148            67
Everest Re Group Ltd. (Bermuda)             1,042            78
XL Capital, Ltd. - Cl. A                    6,100           501
                                                        -------
                                                          1,299
                                                        -------

Leisure & Recreation (0.88%)
Four Seasons Hotels, Inc.                   3,800           210
International Game Technology               3,200           201
                                                        -------
                                                            411
                                                        -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Media - TV / Radio (2.97%)
BEA Systems, Inc.                                        11,200      $   344
Charter Communications, Inc. (Class A)*                                                        4,650       $   108
Clear Channel Communications, Inc.*                                                              882            55
Emmis Communications Corp.  (Class A)*                                                         2,150            66
Hispanic Broadcasting Corp.*                                                                   1,771            51
Radio One, Inc. *                                         3,100           71
Radio One, Inc. - Cl. D                                   4,600          101
Time Warner Telecom, Inc. - Cl. A                         6,340          213
Univision Communications, Inc. - Cl. A*                   5,700          244                   1,516            65
USA Networks, Inc.*                                                                            2,350            66
                                                                     -------                               -------
                                                                         973                                   411
                                                                     -------                               -------

Medical (2.93%)
Alkermes, Inc.*                                                                                1,730            61
Allergan, Inc.                                                                                   870            74
AmeriSource Health Corp. (Class A)*                                                            1,387            77
Apogent Technologies, Inc.*                                                                    1,686            41
Express Scripts, Inc.*                                                                         1,200            66
Forest Laboratories, Inc.*                                                                     1,036            74
Genzyme Corp.*                                                                                   900            55
Human Genome Sciences, Inc.*                                                                   1,070            64
ICOS Corp.*                                                                                      850            54
IDEC Pharmaceuticals Corp.*                                                                    1,250            85
Inhale Therapeutic Systems, Inc.*                                                              3,150            72
Invitrogen Corp.*                                                                                800            45
MedImmune, Inc.*                                                                               1,490            70
Oxford Health Plans, Inc.*                                                                     2,328            67
Shire Pharmaceuticals Group Plc,
American Depositary Receipts (ADR)*
  (United Kingdom)                                                                             2,502           139
Teva Pharmaceutical Industries Ltd.
(ADR) (Israel)                                                                                 1,301            81
Trigon Healthcare, Inc.*                                                                         603            39
Universal Health Services, Inc.
  (Class B)*                                                                                   1,417            64
Varian Medical Systems, Inc.*                                                                    979            70
Wellpoint Health Networks, Inc.*                                                                 751            71
                                                                                                           -------
                                                                                                             1,369
                                                                                                           -------

                                         ---------------------------
                                                  Combined
                                         ---------------------------
                                           NUMBER OF   MARKET VALUE
                                           SHARES OR      (000'S
                                           WARRANTS      OMITTED)
                                         ---------------------------
ISSUER, DESCRIPTION
Media - TV / Radio (2.97%)
BEA Systems, Inc.                           11,200       $   344
Charter Communications, Inc. (Class A)*      4,650           108
Clear Channel Communications, Inc.*            882            55
Emmis Communications Corp.  (Class A)*       2,150            66
Hispanic Broadcasting Corp.*                 1,771            51
Radio One, Inc. *                            3,100            71
Radio One, Inc. - Cl. D                      4,600           101
Time Warner Telecom, Inc. - Cl. A            6,340           213
Univision Communications, Inc. - Cl. A*      7,216           309
USA Networks, Inc.*                          2,350            66
                                                         -------
                                                           1,384
                                                         -------

Medical (2.93%)
Alkermes, Inc.*                              1,730            61
Allergan, Inc.                                 870            74
AmeriSource Health Corp. (Class A)*          1,387            77
Apogent Technologies, Inc.*                  1,686            41
Express Scripts, Inc.*                       1,200            66
Forest Laboratories, Inc.*                   1,036            74
Genzyme Corp.*                                 900            55
Human Genome Sciences, Inc.*                 1,070            64
ICOS Corp.*                                    850            54
IDEC Pharmaceuticals Corp.*                  1,250            85
Inhale Therapeutic Systems, Inc.*            3,150            72
Invitrogen Corp.*                              800            45
MedImmune, Inc.*                             1,490            70
Oxford Health Plans, Inc.*                   2,328            67
Shire Pharmaceuticals Group Plc,
American Depositary Receipts (ADR)*
  (United Kingdom)                           2,502           139
Teva Pharmaceutical Industries Ltd.
(ADR) (Israel)                               1,301            81
Trigon Healthcare, Inc.*                       603            39
Universal Health Services, Inc.
  (Class B)*                                 1,417            64
Varian Medical Systems, Inc.*                  979            70
Wellpoint Health Networks, Inc.*               751            71
                                                         -------
                                                           1,369
                                                         -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Oil & Natural Gas Exploration &
  Production (4.08%)
Baker Hughes, Inc.                                                                             1,377       $    46
Devon Energy Corp.                                        5,400      $   284
Global Marine, Inc. *                                    21,600          402
Murphy Oil Corp.                                          3,750          276
Santa Fe International Corp.                                                                   2,487            72
Transocean Sedco Forex, Inc.                             16,900          697                   1,391            57
Weatherford International, Inc.*                                                               1,452            70
                                                                     -------                               -------
                                                                       1,659                                   245
                                                                     -------                               -------

Oil - Equipment & Service (1.92%)
Cooper Cameron Corp. *                                    4,900          273                   1,164            65
Smith International, Inc.                                 9,300          557
                                                                     -------                               -------
                                                                         830                                    65
                                                                     -------                               -------

Personal & Commercial Lending (1.80%)
AmeriCredit Corp.                                         3,900          202
Capital One Financial Corp.                               8,100          486
Metris Cos., Inc.                                         4,500          152
                                                                     -------
                                                                         840
                                                                     -------

Real Estate Investment Trust (0.68%)
Boston Properties, Inc.                                   7,700          315
                                                                     -------

Real Estate Operations (0.53%)
HomeStore.com, Inc.                                       7,000          245
                                                                     -------

Retail - Department Stores (3.72%)
Bed Bath & Beyond, Inc.*                                                                       2,200            66
BJ's Wholesale Club, Inc.*                                                                     1,693            90
Family Dollar Stores, Inc.                               21,400          549
RadioShack Corp.                                         12,300          375
Talbots, Inc.                                             4,300          188                   1,814            80

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTIONOil & Natural Gas Exploration &
  Production (4.08%)
Baker Hughes, Inc.                          1,377       $    46
Devon Energy Corp.                          5,400           284
Global Marine, Inc. *                      21,600           402
Murphy Oil Corp.                            3,750           276
Santa Fe International Corp.                2,487            72
Transocean Sedco Forex, Inc.               18,291           754
Weatherford International, Inc.*            1,452            70
                                                        -------
                                                          1,904
                                                        -------

Oil - Equipment & Service (1.92%)
Cooper Cameron Corp. *                      6,064           338
Smith International, Inc.                   9,300           557
                                                        -------
                                                            895
                                                        -------

Personal & Commercial Lending (1.80%)
AmeriCredit Corp.                           3,900           202
Capital One Financial Corp.                 8,100           486
Metris Cos., Inc.                           4,500           152
                                                        -------
                                                            840
                                                        -------

Real Estate Investment Trust (0.68%)
Boston Properties, Inc.                     7,700           315
                                                        -------

Real Estate Operations (0.53%)
HomeStore.com, Inc.                         7,000           245
                                                        -------

Retail - Department Stores (3.72%)
Bed Bath & Beyond, Inc.*                    2,200            66
BJ's Wholesale Club, Inc.*                  1,693            90
Family Dollar Stores, Inc.                 21,400           549
RadioShack Corp.                           12,300           375
Talbots, Inc.                               6,114           268

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Tiffany & Co.                                             9,167      $   332
TJX Cos., Inc.                                                                                 1,820       $    58
                                                                     -------                               -------
                                                                       1,444                                   294
                                                                     -------                               -------

Retail - Food (2.82%)
Darden Restaurants, Inc.                                 14,650          409
Starbucks Corp. *                                        39,500          908
                                                                     -------
                                                                       1,317
                                                                     -------

Telecommunication Equipment &
  Services (5.23%)
Comverse Technology, Inc. *                               3,950          226                   1,570            90
Linear Technology Corp.                                   2,900          128
Sonus Networks, Inc. *                                   13,000          304
Symbol Technologies, Inc.                                35,550          789
Amdocs Ltd.*                                                                                   2,026           109
American Tower Corp. (Class A)*                                                                3,243            67
Crown Castle International Corp.                         19,000          312                   2,975            49
Dobson Communications Corp. (Class A)*                                                         7,230           123
Global Crossing Ltd.* (Bermuda)                                                                5,493            47
Nextel Communications, Inc. (Class A)*                                                         1,250            22
Scientific-Atlanta, Inc.                                                                       1,959            80
Sonus Networks, Inc.*                                                                          1,150            27
Western Wireless Corp. (Class A)*                                                              1,590            68
                                                                     -------                               -------
                                                                       1,759                                   682
                                                                     -------                               -------

Telephone (0.84%)
Telephone and Data Systems, Inc.                          3,600          391
                                                                     -------

Textile (0.14%)
Jones Apparel Group, Inc.*                                                                     1,462            63
                                                                                                           -------

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION
Tiffany & Co.                               9,167       $   332
TJX Cos., Inc.                              1,820            58
                                                        -------
                                                          1,738
                                                        -------

Retail - Food (2.82%)
Darden Restaurants, Inc.                   14,650           409
Starbucks Corp. *                          39,500           908
                                                        -------
                                                          1,317
                                                        -------

Telecommunication Equipment &
  Services (5.23%)
Comverse Technology, Inc. *                 5,520           316
Linear Technology Corp.                     2,900           128
Sonus Networks, Inc. *                     13,000           304
Symbol Technologies, Inc.                  35,550           789
Amdocs Ltd.*                                2,026           109
American Tower Corp. (Class A)*             3,243            67
Crown Castle International Corp.           21,975           361
Dobson Communications Corp. (Class A)*      7,230           123
Global Crossing Ltd.* (Bermuda)             5,493            47
Nextel Communications, Inc. (Class A)*      1,250            22
Scientific-Atlanta, Inc.                    1,959            80
Sonus Networks, Inc.*                       1,150            27
Western Wireless Corp. (Class A)*           1,590            68
                                                        -------
                                                          2,441
                                                        -------

Telephone (0.84%)
Telephone and Data Systems, Inc.            3,600           391
                                                        -------

Textile (0.14%)
Jones Apparel Group, Inc.*                  1,462            63
                                                        -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Utilities (0.18%)
Orion Power Holdings, Inc.*                                                                    3,581            84
                                                                                                           -------

TOTAL COMMON STOCK (97.62%)
                                                                     -------                               -------
(Cost $49,734 and $6,065,678)                                         39,614                                 5,930
                                                                     -------                               -------

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION
Utilities (0.18%)
Orion Power Holdings, Inc.*                 3,581            84
                                                        -------

TOTAL COMMON STOCK (97.62%)
                                                        -------
(Cost $49,734 and $6,065,678)                            45,544
                                                        -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Fundamental Growth Fund and the V.A. Mid Cap Growth Fund, combined on June 30, 2001.

                                         ------------------------------------------------------------------------------
                                              V.S.T. Fundamental Growth Fund           V.A. Mid Cap Growth Fund
                                         ------------------------------------------------------------------------------
                                                        NUMBER OF  MARKET VALUE              NUMBER OF   MARKET VALUE
                                           INTEREST     SHARES OR     (000'S     INTEREST    SHARES OR      (000'S
                                             RATE       WARRANTS     OMITTED)      RATE      WARRANTS      OMITTED)
                                         ------------------------------------------------------------------------------
ISSUER, DESCRIPTION
                                                        PAR VALUE                            PAR VALUE
                                                          (000'S                               (000'S
                                                         OMITTED)                             OMITTED)
                                                        ---------                            ---------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.08%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,
10.625% due 8-15-15 and 6.250% due
08-15-23, U.S. Treasury Note 5.625%
due 11-30-02)                                                                     3.970%      $  503       $   503

Rights/Warrants (2.54%)
JOHN HANCOCK JOINT ACCOUNT
3.97% due 07/02/01                           3.970%       1,186        1,186
                                                                     -------                               -------
TOTAL SHORT-TERM INVESTMENTS (3.62%)                                   1,186                                   503
                                                                     -------                               -------

            TOTAL INVESTMENTS (101.24%)                               40,800                                 6,433
                                                                     -------                               -------
                Payables, less cash and
                    receivables (1.24%)                                 (458)                                 (118)
                                                                     -------                               -------
                   NET ASSETS (100.00%)                              $40,342                               $ 6,315
                                                                     =======                               =======

                                         --------------------------
                                                 Combined
                                         --------------------------
                                          NUMBER OF   MARKET VALUE
                                          SHARES OR      (000'S
                                          WARRANTS      OMITTED)
                                         --------------------------
ISSUER, DESCRIPTION
                                          PAR VALUE
                                           (000'S
                                           OMITTED)
                                          ---------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.08%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,
10.625% due 8-15-15 and 6.250% due
08-15-23, U.S. Treasury Note 5.625%
due 11-30-02)                             $   503       $   503

Rights/Warrants (2.54%)
JOHN HANCOCK JOINT ACCOUNT
3.97% due 07/02/01                          1,186         1,186
                                                        -------
TOTAL SHORT-TERM INVESTMENTS (3.62%)                      1,689
                                                        -------

            TOTAL INVESTMENTS (101.24%)                  47,233
                                                        -------
                Payables, less cash and
                    receivables (1.24%)                    (576)
                                                        -------
                   NET ASSETS (100.00%)                 $46,657
                                                        =======

NOTES TO THE SCHEDULE OF INVESTMENTS

ADR-American Depository Receipts.

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

                                                                       Exhibit C

                    JOHN HANCOCK V.S.T. SMALL CAP GROWTH FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Small Cap Growth Fund and the John Hancock V.A. Small Cap Growth Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Small Cap Growth Fund and John Hancock V.A. Small Cap Growth Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Small Cap Growth Fund of all assets of John Hancock V.A. Small Cap Growth Fund and issuance of John Hancock V.S.T. Small Cap Growth Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Small Cap Growth Fund.

(b) The deferred organization expense of John Hancock V.A. Small Cap Growth Fund was written off as the Fund would no longer be in existence.

(c) The investment management fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Small Cap Growth Fund: 1.05% of the Fund's average daily net assets.

(d) The actual expenses incurred by the John Hancock V.S.T. Small Cap Growth Fund and the John Hancock V.A. Small Cap Growth Fund were reduced to reflect the estimated savings arising from the merger.

(e) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. Small Cap Growth Fund                              Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                  John Hancock      John Hancock
                                                               V.S.T. Small Cap    V.A. Small Cap                   Pro-Forma
                                                                  Growth Fund       Growth Fund    Adjustments      Combined
                                                               ----------------    --------------  -----------      --------
ASSETS
    Long term investments at cost                                   $193,543          $ 11,381       $     --       $204,924
    Net unrealized appreciation (depreciation) of investments          1,583             1,812             --          3,395
    Short-term investments at value                                   22,608               111             --         22,719
                                                                    --------          --------       --------       --------
    Total investments                                                217,734            13,304             --        231,038

Receivable for:
    Investments sold                                                   1,582               157             --          1,739
    Fund shares sold                                                      --                28             --             28
    Dividends and interest                                                10                 1             --             11
    Other Assets                                                          --                 1             --              1
                                                                    --------          --------       --------       --------
Total assets                                                         219,326            13,491             --        232,817
                                                                    --------          --------       --------       --------

LIABILITIES
Payables for:
    Due to custodian                                                     300                --             --            300
    Investments purchased                                              1,596               141             --          1,737
    Securities on loan                                                15,318                --             --         15,318
    Fund shares purchased                                                 --                 8             --              8
    Payable to John Hancock Advisers, Inc. and affiliates                 --                 8             --              8
    Other liabilities                                                     59                21             --             80
                                                                    --------          --------       --------       --------
Total liabilities                                                     17,273               178             --         17,451
                                                                    --------          --------       --------       --------
Net assets                                                           202,053            13,313             --        215,366
                                                                    ========          ========       ========       ========

Net assets:
    Capital paid-in                                                  243,011            15,585             --        258,596

    Accumulated net realized gain (loss) on investments,
      futures and foreign currency transactions                      (42,095)           (4,034)            --        (46,129)

    Undistributed (distributions in excess of)
      net investment income (loss)                                      (446)              (51)            --           (497)

    Net unrealized appreciation (depreciation) of investments, futures and translation of assets and liabilities in
       foreign currencies                                              1,583             1,813             --          3,396
                                                                    --------          --------       --------       --------
                                                                     202,053            13,313             --        215,366
                                                                    ========          ========       ========       ========

Net assets:
    V.S.T. Small Cap Growth Fund                                     202,053                --         13,313(a)     215,366
    V.A. Small Cap Growth Fund                                            --            13,313        (13,313)(a)         --
                                                                    --------          --------       --------       --------
                                                                     202,053            13,313             --        215,366
                                                                    ========          ========       ========       ========

Shares outstanding:
    V.S.T. Small Cap Growth Fund                                      16,291                --          1,073(a)      17,364
    V.A. Small Cap Growth Fund                                            --             1,006         (1,006)(a)         --
                                                                    --------          --------       --------       --------
                                                                      16,291             1,006             67         17,364
                                                                    ========          ========       ========       ========
Net asset value per share:
    V.S.T. Small Cap Growth Fund                                    $  12.40                --             --       $  12.40
    V.A. Small Cap Growth Fund                                            --          $  13.24       $ (13.24)(a)         --
                                                                    ========          ========       ========       ========

John Hancock V.S.T. Small Cap Growth Fund                              Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                                     John Hancock     John Hancock
                                                                   V.S.T. Small Cap  V.A. Small Cap
                                                                     Growth Fund       Growth Fund
                                                                   12 months ended   12 months ended                     Pro-Forma
                                                                    June 30, 2001     June 30, 2001    Adjustments        Combined
                                                                   ----------------  ---------------   -----------        --------
INVESTMENT INCOME
    Interest                                                          $     287         $      20       $      --        $     307
    Dividends                                                               180                15              --              195
    Securities Lending                                                      414                30              --              444
                                                                      ---------         ---------       ---------        ---------
Total investment income                                                     881                65              --              946
                                                                      ---------         ---------       ---------        ---------

EXPENSES
    Investment management fee                                             2,497               159              63(c)         2,719
    Auditing fees                                                            22                15              (9)(d)           28
    Custodian fees                                                          100                51             (43)(d)          108
    Accounting and legal services fee                                        --                 4              --                4
    Legal fees                                                                5                --              --(d)             5
    Printing & mailing fees                                                  75                 2              (2)(d)           75
    Organization expense                                                     --                 2              (2)(b)           --
    Trustees' fee                                                             5                 1              --                6
    Miscellaneous                                                            --                 1              --                1
    Interest expense                                                         --                 2              --                2
    Other fees                                                                5                --              --                5
                                                                      ---------         ---------       ---------        ---------
Total expenses                                                            2,709               237               7            2,953

    Less expenses reimbursed                                                 --               (26)             26(e)            --
                                                                      ---------         ---------       ---------        ---------

Net expenses                                                              2,709               211              33            2,953
                                                                      ---------         ---------       ---------        ---------

Net investment loss                                                      (1,828)             (146)            (33)          (2,007)

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments                                                         (53,603)           (2,804)             --          (56,407)
    Finacial futures contracts                                               --                --              --               --
    Foreign currency transactions                                            --                --              --               --

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                         (43,609)           (6,161)             --          (49,770)
    Futures                                                                  --                --              --               --
    Translation of assets and liabilities in foreign currencies              --                --              --               --
                                                                      ---------         ---------       ---------        ---------

Net realized and unrealized gain (loss)                                 (97,212)           (8,965)             --         (106,177)
                                                                      ---------         ---------       ---------        ---------

Net increase (decrease) in net assets resulting from operations       $ (99,040)        $  (9,111)      $     (33)       $(108,184)
                                                                      =========         =========       =========        =========

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                         V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION

COMMON STOCK
Apparel - (0.51%)
Skechers USA, Inc.*                                35,100    $  1,026                   2,350    $     69      37,450     $  1,095
                                                             --------                            --------                 --------

Auto & Truck Parts - (0.39%)
O'Reilly Automotive, Inc.*                         27,200         781                   1,800          52      29,000          833
                                                             --------                            --------                 --------

Bank - (2.41%)
Greater Bay Bancorp                                53,400       1,334                   3,450          86      56,850        1,420
Southwest Bancorporation of
Texas, Inc.*                                       51,500       1,556                   3,000          91      54,500        1,647
Sterling Bancshares, Inc.                         105,400       2,021                   5,850         112     111,250        2,133
                                                             --------                            --------                 --------
                                                                4,911                                 289                    5,200
                                                             --------                            --------                 --------

Brokerage & Investment
Management - (1.13%)
Affiliated Managers Group, Inc.*                   36,900       2,269                   2,500         154      39,400        2,423
                                                             --------                            --------                 --------

Business Services - (4.95%)
Corporate Executive Board Co.*                     67,100       2,818                   4,450         187      71,550        3,005
Education Management Corp.*                        63,100       2,527                   4,200         168      67,300        2,695
EFunds Corp. COM*                                  47,400         882                   3,150          59      50,550          941
Expedia, Inc. - Cl. A*                             14,900         694                   1,000          47      15,900          741
Forrester Research, Inc.*                          41,700         942                   2,800          63      44,500        1,005
Management Network Group, Inc.*                   121,350         740                                         121,350          740
On Assignment, Inc.*                               80,000       1,440                   5,000          90      85,000        1,530
                                                             --------                            --------                 --------
                                                               10,043                                 614                   10,657
                                                             --------                            --------                 --------

Commercial Services - (3.40%)
Corinthian Colleges, Inc.*                         42,700       2,010                   2,750         130      45,450        2,140
Plexus Corp.*                                      26,000         858                   2,000          66      28,000          924
Profit Recovery Group
International, Inc.*                               41,500         476                   2,800          32      44,300          508
Quanta Services, Inc.*                             23,749         523                   2,879          63      26,628          586
Veritas DGC, Inc.*                                 41,100       1,141                   1,300          36      42,400        1,177
Waste Connections, Inc.*                           51,950       1,870                   3,500         126      55,450        1,996
                                                             --------                            --------                 --------
                                                                6,878                                 453                    7,331
                                                             --------                            --------                 --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                         V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
Computer Equipment - (2.01%)
Cerner Corp.*                                      32,700    $  1,374                   2,800    $    118      35,500     $  1,492
M-Systems Flash Disk Pioneers, Ltd.*              128,500         912                   8,700          62     137,200          974
PRI Automation, Inc.*                              95,700       1,773                   5,400         100     101,100        1,873
                                                             --------                            --------                 --------
                                                                4,059                                 280                    4,339
                                                             --------                            --------                 --------

Computer Software & Services - (4.68%)
Advent Software, Inc.*                             20,900       1,327                   1,850         117      22,750        1,444
Avocent Corp.*                                     37,746         859                   2,500          57      40,246          916
Data Return Corp.*                                 88,400         155                   5,900          10      94,300          165
Embarcadero Technologies, Inc.*                    54,900       1,225                   3,100          69      58,000        1,294
Intranet Solutions, Inc.*                          36,200       1,377                   2,400          91      38,600        1,468
Macromedia, Inc.*                                  55,700       1,003                   3,750          68      59,450        1,071
National Instruments Corp.                                                              2,250          73       2,250           73
Secure Computing Corp.*                           119,500       1,877                   6,900         108     126,400        1,985
Skillsoft Corp.*                                   35,900       1,229                   1,950          67      37,850        1,296
TeleCommunication Systems, Inc.*                  110,200         331                  10,800          33     121,000          364
                                                             --------                            --------                 --------
                                                                9,383                                 693                   10,076
                                                             --------                            --------                 --------

Construction - (0.69%)
Ryland Group, Inc.                                 27,800       1,407                   1,600          81      29,400        1,488
                                                             --------                            --------                 --------
Consumer Miscellaneous - (4.04%)
DigitalThink, Inc.*                                70,600         495                                                          495
GoTo.com, Inc.*                                    67,100       1,305                   4,550          88      71,650        1,393
NetRatings, Inc.*                                 101,400       1,460                   6,500          94     107,900        1,554
ScanSource, Inc.*                                  36,900       1,750                   1,950          92      38,850        1,842
Strayer Education, Inc.                            26,300       1,282                   1,500          73      27,800        1,355
University of Phoenix Online*                      45,500       1,934                   3,050         130      48,550        2,064
                                                             --------                            --------                 --------
                                                                8,226                                 477                    8,703
                                                             --------                            --------                 --------
Diversified Operations - (0.60%)
CoorsTek, Inc.*                                    31,900       1,196                   2,300          86      34,200        1,282
                                                             --------                            --------                 --------
Electric Power - (1.59%)
Beacon Power Corp. COM*                           129,350         893                   8,600          59     137,950          952
Wilson Greatbatch Technologies, Inc.*              79,800       2,314                   5,350         155      85,150        2,469
                                                             --------                            --------                 --------
                                                                3,207                                 214                    3,421
                                                             --------                            --------                 --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                         V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION

Electrical Equipment - (0.74%)
LTX Corp.*                                         57,700    $  1,475                   4,300    $    110      62,000     $  1,585
                                                             --------                            --------                 --------
Electronic Products &
Services - (12.83%)
Aeroflex, Inc.*                                   109,000       1,144                   7,000          73     116,000        1,217
Alpha Industries, Inc.*                            45,600       1,347                   2,900          86      48,500        1,433
Atmi, Inc.*                                        59,600       1,788                   3,550         107      63,150        1,895
Brooks Automation, Inc.*                           29,100       1,342                   2,050          94      31,150        1,436
Credence Systems Corp.*                            51,200       1,241                   3,750          91      54,950        1,332
Cree, Inc.*                                        34,000         889                   2,600          68      36,600          957
Cytyc Corp.*                                       38,000         876                   5,150         119      43,150          995
DDI Corp.*                                         74,200       1,484                   5,000         100      79,200        1,584
DuPont Photomasks, Inc.*                           30,700       1,481                   2,000          96      32,700        1,577
Elantec Semiconductor, Inc.*                       32,400       1,095                   2,650          90      35,050        1,185
Electro Scientific Industries, Inc.*               42,700       1,627                   2,650         101      45,350        1,728
FEI Company*                                        4,800         197                     350          14       5,150          211
FMC Technologies, Inc. COM*                         1,800          37                     100           2       1,900           39
Hanover Compressor Co.*                                                                 3,559         118       3,559          118
Microsemi Corp.*                                   38,700       2,748                   2,650         188      41,350        2,936
Nanometrics, Inc.*                                 38,000       1,045                   2,650          73      40,650        1,118
Pixelworks, Inc.*                                  48,350       1,728                   2,600          93      50,950        1,821
PLX Technology, Inc.*                             127,200       1,080                   8,500          72     135,700        1,152
Rudolph Technologies, Inc.*                        45,000       2,115                   3,050         143      48,050        2,258
Semtech Corp.*                                     51,200       1,536                   4,450         134      55,650        1,670
Silicon Storage Technology, Inc.*                  88,400         895                   7,150          72      95,550          967
                                                             --------                            --------                 --------
                                                               25,695                               1,934                   27,629
                                                             --------                            --------                 --------
Energy - Alternative Source - (0.25%)
Evergreen Solar, Inc. COM*                         52,300         502                   3,500          34      55,800          536
                                                             --------                            --------                 --------
Financial Services - (0.55%)
Actrade Financial Technologies, Ltd.*              20,455         484                   1,366          32      21,821          516
Medallion Financial Corp.                          66,100         677                                          66,100          677
                                                             --------                            --------                 --------
                                                                1,161                                  32                    1,193
                                                             --------                            --------                 --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                         V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
Food, Beverage & Tobacco - (2.49%)
American Italian Pasta Co.*                        38,800    $  1,800                   2,450    $    114      41,250     $  1,914
Dean Foods Co.                                     25,000       1,005                   1,650          66      26,650        1,071
Performance Food Group Co.*                        73,800       2,231                   4,700         142      78,500        2,373
                                                             --------                            --------                 --------
                                                                5,036                                 322                    5,358
                                                             --------                            --------                 --------
Health Care Products - (6.56%)
Alkermes, Inc.*                                    41,200       1,446                   3,350         118      44,550        1,564
Charles River Laboratories*                         3,387         118                   1,650          57       5,037          175
Cima Labs Inc. COM*                                15,400       1,209                   1,000          78      16,400        1,287
COR Therapeutics, Inc.*                                                                 2,300          70       2,300           70
Exelixis, Inc.*                                    34,400         653                   2,300          44      36,700          697
Inhale Therapeutic Systems, Inc.*                  64,400       1,481                   4,300          99      68,700        1,580
Inspire Pharmaceuticals, Inc.*                     20,500         287                   1,400          20      21,900          307
Mid Atlantic Medical Services, Inc.*               62,600       1,122                   4,300          77      66,900        1,199
Noven Pharmaceuticals, Inc.*                       37,300       1,462                   2,050          80      39,350        1,542
Pharmaceutical Product
Development, Inc.*                                                                        800          24         800           24
Regeneron Pharmaceuticals*                         25,400         880                   1,850          64      27,250          944
Renal Care Group, Inc.*                            79,700       2,621                   4,850         160      84,550        2,781
Salix Pharmaceuticals, Ltd.*                       19,800         488                   1,300          32      21,100          520
Unilab Corp.*                                       2,300          58                     150           4       2,450           62
Urologix, Inc.*                                    71,100       1,302                   4,350          80      75,450        1,382
                                                             --------                            --------                 --------
                                                               13,127                               1,007                   14,134
                                                             --------                            --------                 --------

Health Care Services - (8.15%)
Accredo Health, Inc.*                              64,100       2,384                   4,550         169      68,650        2,553
AmeriSource Health Corp. - Cl. A*                  25,900       1,432                   2,000         111      27,900        1,543
Apria Healthcare Group, Inc.*                      32,400         935                   2,150          62      34,550          997
Covance, Inc.*                                     75,800       1,717                   5,350         121      81,150        1,838
DaVita, Inc.*                                      89,021       1,810                   6,400         130      95,421        1,940
Gene Logic, Inc.*                                  18,100         395                   1,200          26      19,300          421
LifePoint Hospitals, Inc.*                         48,900       2,165                   3,400         151      52,300        2,316
Lincare Holdings, Inc.*                            36,800       1,104                   4,700         141      41,500        1,245
Rightchoice Manage Care, Inc.*                     35,000       1,554                   1,200          53      36,200        1,607
Ventiv Health, Inc.*                               67,400       1,391                   3,350          69      70,750        1,460
Visible Genetics, Inc.*                            61,200       1,521                   4,150         103      65,350        1,624
                                                             --------                            --------                 --------
                                                               16,408                               1,136                   17,544
                                                             --------                            --------                 --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                         V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
Household Appliances /
Furnishings - (0.50%)
Ethan Allen Interiors, Inc.                        31,300    $  1,017                   1,950    $     63      33,250     $  1,080
                                                             --------                            --------                 --------
Insurance - (3.28%)
Fidelity National Financial, Inc.                  57,600       1,415                   4,350         107      61,950        1,522
HCC Insurance Holdings, Inc.                       61,900       1,517                   4,250         104      66,150        1,621
Philadelphia Consolidated
Holding Corp.*                                     25,900         901                   1,750          61      27,650          962
Renaissancere Holdings, Ltd.                       19,000       1,408                   1,550         115      20,550        1,523
Stancorp Financial Group, Inc.                     28,300       1,341                   1,850          87      30,150        1,428
                                                             --------                            --------                 --------
                                                                6,582                                 474                    7,056
                                                             --------                            --------                 --------

Machinery - (0.63%)
Global Power Equipment Group,
Inc. COM*                                          20,077         588                   1,350          40      21,427          628
SureBeam Corporation - /CL. A*                     40,300         690                   2,700          46      43,000          736
                                                             --------                            --------                 --------
                                                                1,278                                  86                    1,364
                                                             --------                            --------                 --------

Media - Publishing - (0.82%)
Scholastic Corp.*                                  35,000       1,575                   2,700         121      37,700        1,696
Westwood One, Inc.*                                                                     2,050          76       2,050           76
                                                             --------                            --------                 --------
                                                                1,575                                 197                    1,772
                                                             --------                            --------                 --------

Media - TV / Radio - (5.17%)
Entercom Communications Corp.*                     32,500       1,742                   2,450         131      34,950        1,873
Getty Images, Inc.*                                57,200       1,502                   3,800         100      61,000        1,602
Insight Communications Company, Inc.*              40,200       1,005                   2,700          68      42,900        1,073
Pegasus Communications Corp.*                      40,900         920                   3,200          72      44,100          992
Radio One, Inc.*                                   42,500         978                   3,150          72      45,650        1,050
Radio One, Inc. - Cl. D*                           61,200       1,349                   5,150         114      66,350        1,463
Regent Communications, Inc.*                      190,600       2,285                  14,000         168     204,600        2,453
Sinclair Broadcast Group, Inc.                     62,000         639                                          62,000          639
                                                             --------                            --------                 --------
                                                               10,420                                 725                   11,145
                                                             --------                            --------                 --------

Oil & Natural Gas Exploration &
Production - (5.37%)
Encore Acquisition Co.*                            17,000         196                                          17,000          196
Evergreen Resources, Inc.*                         28,000       1,064                   1,500          57      29,500        1,121
Fuelcell Energy, Inc.*                             27,800         642                   1,800          42      29,600          684
Newfield Exploration Co.*                          41,400       1,327                   2,750          88      44,150        1,415

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                         V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
NPS Pharmaceuticals, Inc.*                         59,300    $  2,384                   3,750    $    151      63,050     $  2,535
Patterson Uti Energy, Inc.*                        55,500         992                   4,000          71      59,500        1,063
Pride International, Inc.*                         56,300       1,070                   4,500          85      60,800        1,155
Spinnaker Exploration Co.*                         40,900       1,630                   2,700         108      43,600        1,738
Stone Energy Corp.*                                35,200       1,559                   2,350         104      37,550        1,663
                                                             --------                            --------                 --------
                                                               10,864                                 706                   11,570
                                                             --------                            --------                 --------

Oil - Equipment & Service - (4.71%)
Dril Quip, Inc.*                                   61,300       1,320                   2,750          59      64,050        1,379
Horizon Offshore, Inc.*                            65,200         880                   4,450          60      69,650          940
Hydril Co.*                                        73,000       1,662                   4,900         112      77,900        1,774
Lone Star Technologies, Inc.*                      38,100       1,379                   2,700          98      40,800        1,477
Marine Drilling Companies, Inc.*                   53,700       1,026                   4,000          76      57,700        1,102
Natco Group, Inc. - Cl. A*                         65,500         577                   1,800          16      67,300          593
Oceaneering International, Inc.*                   51,800       1,075                   3,700          77      55,500        1,152
Torch Offshore, Inc.*                              12,600         125                     850           8      13,450          133
Universal Compression Holdings*                    52,100       1,480                   3,700         105      55,800        1,585
                                                             --------                            --------                 --------
                                                                9,524                                 611                   10,135
                                                             --------                            --------                 --------

Personal & Commercial
Lending - (0.63%)
Metris Cos., Inc.                                  37,400       1,261                   2,775          94      40,175        1,355
                                                             --------                            --------                 --------
Real Estate Investment Trust - (0.47%)
Extended Stay America, Inc.*                       64,300         964                   3,450          52      67,750        1,016
                                                             --------                            --------                 --------
Retail - (0.08%)
Galyans Trading, Inc.*                              8,400         171                     550          11       8,950          182
                                                             --------                            --------                 --------
Retail - Department Stores - (5.35%)
99 Cents Only Stores*                              62,698       1,878                   4,435         133      67,133        2,011
Bebe Stores, Inc.*                                 39,200       1,143                   1,050          31      40,250        1,174
Cost Plus, Inc.*                                   59,050       1,771                   3,250          97      62,300        1,868
Hot Topic, Inc.*                                   45,700       1,421                   3,100          96      48,800        1,517
Rare Hospitality International, Inc.*              48,000       1,085                   3,175          72      51,175        1,157
Too, Inc.*                                         44,000       1,206                   3,000          82      47,000        1,288
Tweeter Home Entertainment
Group, Inc.*                                       67,100       2,369                   4,100         145      71,200        2,514
                                                             --------                            --------                 --------
                                                               10,873                                 656                   11,529
                                                             --------                            --------                 --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                         V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
Retail - Drug Stores - (0.81%)
AnnTaylor Stores Corp.                              8,200    $    294                                           8,200     $    294
Duane Reade, Inc.*                                 43,400       1,410                   1,100    $     36      44,500        1,446
                                                             --------                            --------                 --------
                                                                1,704                                  36                    1,740
                                                             --------                            --------                 --------

Retail - Food - (4.57%)
Applebee's International, Inc.                     51,000       1,632                     750          24      51,750        1,656
Buca, Inc.*                                        59,700       1,299                   4,000          87      63,700        1,386
California Pizza Kitchen, Inc.*                    47,500       1,104                   3,400          79      50,900        1,183
Krispy Kreme Doughnuts, Inc.*                      46,200       1,848                   2,400          96      48,600        1,944
P.F. Chang's China Bistro, Inc.*                   40,600       1,539                   2,800         106      43,400        1,645
Whole Foods Market, Inc.*                          70,000       1,897                   4,900         133      74,900        2,030
                                                             --------                            --------                 --------
                                                                9,319                                 525                    9,844
                                                             --------                            --------                 --------

Shoe & Apparel Manufacturing - (2.05%)
Columbia Sportswear Co.*                           45,000       2,294                   3,375         172      48,375        2,466
Nautica Enterprises, Inc.*                         10,600         217                     700          14      11,300          231
Tommy Hilfiger Corp.*                             117,400       1,644                   5,050          71     122,450        1,715
                                                             --------                            --------                 --------
                                                                4,155                                 257                    4,412
                                                             --------                            --------                 --------

Telecommunication Equipment - (0.57%)
Brightpoint, Inc.*                                166,400         483                                         166,400          483
SBA Communications Corp.*                          28,500         705                   1,950          48      30,450          753
                                                             --------                            --------                 --------
                                                                1,188                                  48                    1,236
                                                             --------                            --------                 --------

Telecommunication Services - (3.00%)
Airgate PCS, Inc.*                                 40,800       2,122                   2,700         141      43,500        2,263
Alamosa Holdings, Inc.*                            64,300       1,048                   4,800          78      69,100        1,126
CTC Communications Group, Inc.*                    87,000         266                   6,650          20      93,650          286
Dobson Communications Corp.*                       34,100         581                   2,300          39      36,400          620
Metro One Telecom, Inc.*                           31,300       2,031                   2,050         133      33,350        2,164
Tellium, Inc.*                                                                            100           2         100            2
                                                             --------                            --------                 --------
                                                                6,048                                 413                    6,461
                                                             --------                            --------                 --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Small Cap Growth Fund and the V.A. Small Cap Growth Fund combined on June 30, 2001.

                                      ---------------------------------------------------------------------------------------------
                                        V.S.T. Small Cap Growth Fund         V.A. Small Cap Growth Fund           Combined
                                      ---------------------------------------------------------------------------------------------
                                                NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                      INTEREST  SHARES OR     (000's     INTEREST  SHARES OR    (000's      SHARES OR    (000's
                                        RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)    WARRANTS     OMITTED)
                                      ---------------------------------------------------------------------------------------------
ISSUER DESCRIPTION
Transportation Services - (0.74%)
Expeditors International of
Washington, Inc.                                                                        1,950    $   117        1,950     $    117
Forward Air Corp.*                                 46,500    $  1,393                   2,850         85       49,350        1,478
                                                             --------                            -------                  --------
                                                                1,393                                202                     1,595
                                                             --------                            -------                  --------

                                                             --------                            -------                  --------
TOTAL COMMON STOCK (96.73%)                                   195,126                             13,193                   208,319
                                                             --------                            -------                  --------

                                               PAR VALUE                             PAR VALUE             PAR VALUE
                                                 (000's                               (000's                (000's
                                                OMITTED)                              OMITTED)              OMITTED)
                                              -----------                            ---------            ----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement - 3.38%
Investment in joint repurchase
agreement 3.77% due 07/02/01           3.770  $     7,290    $  7,290                                     $     7,290     $  7,290
                                                             --------                                                     --------
Joint Repurchase Agreement - 0.05%
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 06-29-01, due
07-02-01(Secured by U.S. Treasury
Bonds, 10.625% due 08-15-15 and
6.250% due 08-15-23, U.S. Treasury
Note 5.625% due 11-30-02)                                                  3.970     $    111    $   111          111          111
                                                                                                 -------                  --------

Navigator Securities Lending Prime
Portfolio**                            7.110   15,318,473      15,318                                      15,318,473       15,318
                                                             --------                            -------                  --------
TOTAL SHORT-TERM INVESTMENTS (10.9%)                           22,608                                111                    22,719
                                                             --------                            -------                  --------

           TOTAL INVESTMENTS (107.7%)                         217,734                             13,304                   231,038
                                                             --------                            -------                  --------
        OTHER ASSETS AND LIABILITIES,
                          NET (7.67%)                         (15,681)                                 9                   (15,672)
                                                             --------                            -------                  --------
           TOTAL NET ASSETS (100.00%)                        $202,053                            $13,313                  $215,366
                                                             ========                            =======                  ========

NOTES TO THE SCHEDULE OF INVESTMENTS

* Non-income producing securities.
** Represents investment of security lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

                                                                       Exhibit C

                      JOHN HANCOCK V.S.T. ACTIVE BOND FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Active Bond Fund and the John Hancock V.A. Bond Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Active Bond Fund and John Hancock V.A. Bond Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Active Bond Fund of all assets of John Hancock V.A. Bond Fund and issuance of John Hancock V.S.T. Active Bond Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Bond Fund.

(b) The deferred organization expense of John Hancock V.A. Bond Fund was written off as the Fund would no longer be in existence.

(c) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Active Bond:

            0.70% on the first $100,000,000 of the Fund's net assets;
            0.65% for the net assets between $100,000,000 and $250,000,000;
            0.61% for the net assets between $250,000,000 and $500,000,000;
            0.58% for the net assets between $500,000,000 and $1,000,000,000;
            0.55% for the net assets in excess of $1,000,000,000.

(d) The actual expenses incurred by the John Hancock V.S.T. Active Bond Fund and the John Hancock V.A. Bond Fund were reduced to reflect the estimated savings arising from the merger.

(e) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. Active Bond Fund                                   Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                   John Hancock     John Hancock
                                                                  V.S.T. Active       V.A. Bond                          Pro-Forma
                                                                    Bond Fund           Fund         Adjustments         Combined
                                                                  -------------     ------------     -----------        ----------
ASSETS
     Long term investments at cost                                  $  751,001       $   63,030       $       --        $  814,031
     Net unrealized appreciation (depreciation) of investments           7,394              112               --             7,506
     Short-term investments at value                                   300,881            6,265               --           307,146
                                                                    ----------       ----------       ----------        ----------
     Total investments                                               1,059,276           69,407               --         1,128,683

     Cash                                                                4,508                1               --             4,509
     Receivable for:
        Investments sold                                                11,436            1,400               --            12,836
        Fund shares sold                                                    --               29               --                29
        Dividends and Interest                                          10,821              911               --            11,732
        Other assets                                                        --                1               --                 1
                                                                    ----------       ----------       ----------        ----------
 Total Assets                                                        1,086,041           71,749               --         1,157,790
                                                                    ----------       ----------       ----------        ----------

 LIABILITIES
 Payables for:
     Investments purchased                                              22,293            3,984               --            26,277
     Fund shares purchased                                                  --               10               --                10
     Dividends payable                                                      --               22               --                22
     Securities on loan                                                247,041               --               --           247,041
     Payable at affiliates                                                  --               28               --                28
     Accounts payable and accrued expenses                                  --               13               --                13
     Other liabilities                                                     410               --               --               410
                                                                    ----------       ----------       ----------        ----------
 Total Liabilities                                                     269,744            4,057               --           273,801
                                                                    ----------       ----------       ----------        ----------
 Net Assets                                                            816,297           67,692               --           883,989
                                                                    ==========       ==========       ==========        ==========

 Net assets:
     Capital paid-in                                                   832,574           67,763               --           900,337

     Accumulated net realized gain (loss) on investments,
       futures and foreign currency transactions                       (25,862)            (117)              --           (25,979)

     Undistributed (distribution in excess of)
       net investment income (loss)                                      2,191              (66)              --             2,125

     Net unrealized appreciation (depreciation) of
       investments, futures and translation of assets and
       liabilities in foreign currencies                                 7,394              112               --             7,506
                                                                    ----------       ----------       ----------        ----------
                                                                       816,297           67,692               --           883,989
                                                                    ==========       ==========       ==========        ==========

Net assets:
    V.S.T. Active Bond Fund                                            816,297               --           67,692 (a)       883,989
    V.A. Bond Fund                                                          --           67,692          (67,692)(a)            --
                                                                    ----------       ----------       ----------        ----------
                                                                       816,297           67,692               --           883,989
                                                                    ==========       ==========       ==========        ==========

Shares outstanding:
    V.S.T. Active Bond Fund                                             86,035               --            7,100(a)         93,135
    V.A. Bond Fund                                                          --            6,583           (6,583)(a)            --
                                                                    ----------       ----------       ----------        ----------
                                                                        86,035            6,583              517            93,135
                                                                    ==========       ==========       ==========        ==========

Net asset value per shares:
    V.S.T. Active Bond Fund                                         $     9.49               --               --        $     9.49
    V.A. Bond Fund                                                          --       $    10.28       $   (10.28)(a)            --
                                                                    ==========       ==========       ==========        ==========

              See Notes to Pro-forma Combined Financial Statements

John Hancock V.S.T. Active Bond Fund                                   Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                                   John Hancock     John Hancock
                                                                  V.S.T. Active       V.A. Bond
                                                                    Bond Fund           Fund
                                                                 12 months ended  12 months ended                       Pro-Forma
                                                                  June 30, 2001    June 30, 2001      Adjustments       Combined
                                                                 ---------------  ---------------     -----------       ---------
INVESTMENT INCOME
   Interest                                                           $58,986          $ 1,947          $    --          $60,933
   Securities Lending                                                     137               --               --              137
                                                                      -------          -------          -------          -------
Total investment income                                                59,123            1,947               --           61,070
                                                                      -------          -------          -------          -------

EXPENSES
   Investment management fee                                            5,146              151               24(c)         5,321
   Auditing fees                                                          125               12              (12)(d)          125
   Custodian fees                                                         430               49              (34)(d)          445
   Fidelity bond fees                                                       1               --               --                1
   Accounting and legal services fee                                       --                6               --                6
   Legal fees                                                              36               --               --(d)            36
   Printing & mailing fees                                                605                3               (3)(d)          605
   Organization expense                                                    --                2               (2)(b)           --
   Trustees' fee                                                           33                1               --               34
   Miscellaneous                                                           --                1               --                1
   Other fees                                                              19               --               --               19
                                                                      -------          -------          -------          -------
Total expenses                                                          6,395              225              (27)           6,593

   Less expenses reimbursed                                              (286)             (13)            (134)(e)         (433)
                                                                      -------          -------          -------          -------

Net expenses                                                            6,109              212             (161)           6,160
                                                                      -------          -------          -------          -------

     Net Investment Income                                             53,014            1,735              161           54,910
                                                                      -------          -------          -------          -------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
      Investments                                                      15,419              317               --           15,736

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                      19,153              224               --           19,377
                                                                      -------          -------          -------          -------

Net realized and unrealized gain (loss)                                34,572              541               --           35,113
                                                                      -------          -------          -------          -------

Net increase (decrease) in net assets resulting from operations       $87,586          $ 2,276          $   161          $90,023
                                                                      =======          =======          =======          =======

              See Notes to Pro-forma Combined Financial Statements

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION

Corporate Bonds
Financial Services - (0.24%)
American Express Credit Corp.
7.2% due 09/17/07                                   7.200%   $ 2,000    $    2,119
                                                                        ----------

Personal & Commercial Lending - (0.31%)
Prime Credit Card Master Trust
6.7% due 11/15/05
Standard Credit Card Master Trust
8.25% due 01/07/07                                  8.250      2,535         2,745
                                                                        ----------
                                                                             2,745
                                                                        ----------

Publicly-Traded Bonds
Aerospace & Defense - (1.01%)
BAE Systems Asset Trust,
Pass Thru Ctf Ser 2001 Class B  12-15-11 (R)                                              7.156%    $  245    $     245
Boeing Cap. Corp. - Sr. Notes
6.1% due 03/01/11                                   6.100      2,480         2,417
Jet Equipment Trust
10.91% due 08/15/14                                10.910      2,100         2,268
Lockheed Martin Corp.
8.2% due 12/01/09
Lockheed Martin Corp. - Bonds
8.5% due 12/01/29                                   8.500      3,305         3,665        8.500        265          293
                                                                        ----------                            ---------
                                                                             8,350                                  538
                                                                        ----------                            ---------

Agricultural Operations - (0.53%)
Archer-Daniels-Midland Co., Sr Deb  02-01-31                                              7.000        155          150
Cargill, Inc.
6.25% due 05/01/06                                  6.250      1,870         1,867        6.250         85           85
Marlin Water Trust - Sr. Notes 144A
7.09% due 12/15/01                                  7.090      2,553         2,570
Potash Corp. of Saskatchewan - Notes
7.75% due 05/31/11
                                                                        ----------                            ---------
                                                                             4,437                                  235
                                                                        ----------                            ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION

Corporate Bonds
Financial Services - (0.24%)
American Express Credit Corp.
7.2% due 09/17/07                                $  2,000   $    2,119
                                                            ----------

Personal & Commercial Lending - (0.31%)
Prime Credit Card Master Trust
6.7% due 11/15/05
Standard Credit Card Master Trust
8.25% due 01/07/07                                  2,535        2,745
                                                            ----------
                                                                 2,745
                                                            ----------

Publicly-Traded Bonds
Aerospace & Defense - (1.01%)
BAE Systems Asset Trust,
Pass Thru Ctf Ser 2001 Class B 12-15-11 (R)           245          245
Boeing Cap. Corp. - Sr. Notes
6.1% due 03/01/11                                   2,480        2,417
Jet Equipment Trust
10.91% due 08/15/14                                 2,100        2,268
Lockheed Martin Corp.
8.2% due 12/01/09
Lockheed Martin Corp. - Bonds
8.5% due 12/01/29                                   3,570        3,958
                                                            ----------
                                                                 8,888
                                                            ----------

Agricultural Operations - (0.53%)
Archer-Daniels-Midland Co., Sr Deb 02-01-31           155          150
Cargill, Inc.
6.25% due 05/01/06                                  1,955        1,952
Marlin Water Trust - Sr. Notes 144A
7.09% due 12/15/01                                  2,553        2,570
Potash Corp. of Saskatchewan - Notes
7.75% due 05/31/11
                                                            ----------
                                                                 4,672
                                                            ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Automobile - (0.76%)
Delphi Automotive Systems Corp. - Notes
6.55% due 06/15/06                                  6.550%   $ 3,100    $    3,104        6.550%    $  240    $     240
ERAC USA Finance Co.,
Note  02-15-05 (R)                                                                        6.625         19           19
Note  06-15-08 (R)                                                                        7.350        120          119
Note  12-15-09 (R)                                                                        7.950        200          205
Ford Motor Co. - Bonds
7.45% due 07/16/31                                  7.450      2,675         2,567        7.450         65           62
Ford Capital B.V.,
Gtd Deb (Netherlands) 05-15-02 (Y)                                                        9.875         50           52
Honda Auto Receivables Owner Trust,
Pass Thru Ctf Ser 2001-1 Class A-4 06-19-06                                               5.560        310          312
                                                                        ----------                            ---------
                                                                             5,671                                1,009
                                                                        ----------                            ---------

Bank - (3.94%)
Abbey National First Capital - Sr. Sub. Notes
8.2% due 10/15/04                                   8.200      4,000         4,281        8.200         30           32
Bank of New York,
Cap Security  12-01-26 (R)                                                                7.780         50           50
Bank One Corp.
7.875% due 08/01/10                                 7.875      1,575         1,686        7.875         70           75
Barclays Bank PLC - 144A
7.375% due 12/15/49                                 7.375      2,070         2,056
Barclays Bank PLC - Bonds 144A
8.55% due 09/29/49
Barclays Bank Plc,
Sub Note (United Kingdom) 06-15-49 (R) (Y)                                                7.375        160          162
BNP Paribus Capital Trust - Sub 144A
9.003% due 12/29/49                                 9.003      1,625         1,779        9.003        160          175
Capital One Bank - Sr. Notes
6.875% due 02/01/06                                 6.875      1,905         1,860        6.875         60           59
Colonial Bank Montgomery Al - Sub. Notes
9.375% due 06/01/11                                 9.375      1,555         1,589        9.375        115          119
HSBC Holdings PLC
7.5% due 07/15/09                                   7.500      2,115         2,210        7.500         55           57
International Bank of Reconstruction &
Development - Debs.
8.25% due 09/01/16                                  8.250      2,150         2,523

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Automobile - (0.76%)
Delphi Automotive Systems Corp. - Notes
6.55% due 06/15/06                               $  3,340   $    3,344
ERAC USA Finance Co.,
Note  02-15-05 (R)                                     19           19
Note  06-15-08 (R)                                    120          119
Note  12-15-09 (R)                                    200          205
Ford Motor Co. - Bonds
7.45% due 07/16/31                                  2,740        2,629
Ford Capital B.V.,
Gtd Deb (Netherlands) 05-15-02 (Y)                     50           52
Honda Auto Receivables Owner Trust,
Pass Thru Ctf Ser 2001-1 Class A-4 06-19-06           310          312
                                                            ----------
                                                                 6,680
                                                            ----------

Bank - (3.94%)
Abbey National First Capital - Sr. Sub. Notes
8.2% due 10/15/04                                   4,030        4,313
Bank of New York,
Cap Security  12-01-26 (R)                             50           50
Bank One Corp.
7.875% due 08/01/10                                 1,645        1,761
Barclays Bank PLC - 144A
7.375% due 12/15/49                                 2,070        2,056
Barclays Bank PLC - Bonds 144A
8.55% due 09/29/49
Barclays Bank Plc,
Sub Note (United Kingdom) 06-15-49 (R) (Y)            160          162
BNP Paribus Capital Trust - Sub 144A
9.003% due 12/29/49                                 1,785        1,954
Capital One Bank - Sr. Notes
6.875% due 02/01/06                                 1,965        1,919
Colonial Bank Montgomery Al - Sub. Notes
9.375% due 06/01/11                                 1,670        1,708
HSBC Holdings PLC
7.5% due 07/15/09                                   2,170        2,267
International Bank of Reconstruction &
Development - Debs.
8.25% due 09/01/16                                  2,150        2,523

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
RBSG Capital Corp. - Notes
10.125% due 03/01/04                               10.125%   $ 5,000    $    5,500       10.125%    $   15    $      17
Royal Bank of Scotland Group PLC
8.817% due 03/31/05                                 8.817      1,870         2,006
Royal Bank of Scotland Group Plc,
Bond (United Kingdom) 03-31-49 (Y)                                                        8.817         30           32
Sanwa Bank , Ltd. - Sub. Notes
7.4% due 06/15/11                                   7.400      1,650         1,591        7.400        135          132
Skandinaviska Enskida Banken - Sub. Notes
STEP UP 144A
6.5% due 12/29/49                                   6.500      1,935         1,947        6.500        250          251
Standard Chartered Bank - Sub. Notes 144A
8.0% due 05/30/31                                   8.000      1,685         1,712
Scotland International Finance No. 2, B.V.,
Gtd Sub Note (Netherlands) 11-01-06 (R) (Y)                                               8.850         95          104
UBS Preferred Funding Trust I,
Gtd Bond 10-01-49                                                                         8.622        165          181
Zions Financial Corp. - GTD 144A
6.95% due 05/15/11                                  6.950      2,255         2,255        6.950        350          353
                                                                        ----------                            ---------
                                                                            32,995                                1,799
                                                                        ----------                            ---------

Beverages (0.02%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C  12-15-03                                                               8.750         30           30
Fosters Finance Corp.,
Note 06-15-11 (R)                                                                         6.875        120          119
                                                                                                              ---------
                                                                                                                    149
                                                                                                              ---------

Brokerage & Investment Management - (0.40%)
Goldman Sachs Group, Inc.,
Bond 01-15-11                                                                             6.875         85           84
Salomon Brothers Mortgage Securities VII
6.75% due 07/25/24                                  6.750      1,890         1,897
Salomon, Inc. - Notes
5.875% due 03/15/06                                 5.875      1,540         1,530        5.875         55           55
                                                                        ----------                            ---------
                                                                             3,427                                  139
                                                                        ----------                            ---------

Building (0.01%)
Vulcan Materials Co.,
Note 02-01-06                                                                             6.400        125          126
                                                                                                              ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
RBSG Capital Corp. - Notes
10.125% due 03/01/04                             $  5,015   $    5,517
Royal Bank of Scotland Group PLC
8.817% due 03/31/05                                 1,870        2,006
Royal Bank of Scotland Group Plc,
Bond (United Kingdom) 03-31-49 (Y)                     30           32
Sanwa Bank , Ltd. - Sub. Notes
7.4% due 06/15/11                                   1,785        1,723
Skandinaviska Enskida Banken - Sub. Notes
STEP UP 144A
6.5% due 12/29/49                                   2,185        2,198
Standard Chartered Bank - Sub. Notes 144A
8.0% due 05/30/31                                   1,685        1,712
Scotland International Finance No. 2, B.V.,
Gtd Sub Note (Netherlands) 11-01-06 (R) (Y)            95          104
UBS Preferred Funding Trust I,
Gtd Bond 10-01-49                                     165          181
Zions Financial Corp. - GTD 144A
6.95% due 05/15/11                                  2,605        2,608
                                                            ----------
                                                                34,794
                                                            ----------

Beverages (0.02%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C  12-15-03                            30           30
Fosters Finance Corp.,
Note 06-15-11 (R)                                     120          119
                                                            ----------
                                                                   149
                                                            ----------

Brokerage & Investment Management - (0.40%)
Goldman Sachs Group, Inc.,
Bond 01-15-11                                          85           84
Salomon Brothers Mortgage Securities VII
6.75% due 07/25/24                                  1,890        1,897
Salomon, Inc. - Notes
5.875% due 03/15/06                                 1,595        1,585
                                                            ----------
                                                                 3,566
                                                            ----------

Building (0.01%)
Vulcan Materials Co.,
Note 02-01-06                                         125          126

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Chemical - (0.72%)
Akzo Nobel, Inc. - Bonds 144A
6.0% due 11/15/03                                   6.000%   $ 1,630    $    1,644        6.000%    $   45    $      46
Equistar Chemical - Notes
8.5% due 02/15/04                                   8.500      1,650         1,596        8.500        130          127
Millenium  America , Inc. 144A
9.25% due 06/15/08                                  9.250        790           790        9.250         65           65
NOVA Chemicals Corp.- Notes
7.0% due 05/15/06                                   7.000      1,665         1,658        7.000        130          129
Potash Corp.,
Note (Canada) 05-31-11 (Y)                                                                7.750        300          312
                                                                        ----------                            ---------
                                                                             5,688                                  679
                                                                        ----------                            ---------

Computer Software & Services - (0.35%)
Systems 2001 LLC  Cl. B 144A
7.156% due 12/15/11                                 7.156      3,120         3,117
                                                                        ----------

Container - (0.28%)
Sealed Air Corp.
8.75% due 07/01/08                                  8.750        985           959        8.750         80           79
Stone Container Corp.
9.75% due 02/01/11                                  9.750      1,315         1,338        9.750        100          102
                                                                        ----------                            ---------
                                                                             2,297                                  181
                                                                        ----------                            ---------

Cosmetic & Personal Care - (0.24%)
International Flavors & Fragrances, Inc.-
Notes 144A
6.45% due 05/15/06                                  6.450      1,980         1,977        6.450        115          115
                                                                        ----------                            ---------

Electric Power - (7.71%)
AES Corp.
9.375% due 09/15/10                                 9.375        725           730
AES Corp. - Sr. Notes
9.5% due 06/01/09                                   9.500      1,645         1,678
AES Corp. - Sr. Sub. Notes
10.25% due 07/15/06                                10.250      2,243         2,254

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Chemical - (0.72%)
Akzo Nobel, Inc. - Bonds 144A
6.0% due 11/15/03                                $  1,675   $    1,690
Equistar Chemical - Notes
8.5% due 02/15/04                                   1,780        1,723
Millenium  America , Inc. 144A
9.25% due 06/15/08                                    855          855
NOVA Chemicals Corp.- Notes
7.0% due 05/15/06                                   1,795        1,787
Potash Corp.,
Note (Canada) 05-31-11 (Y)                            300          312
                                                            ----------
                                                                 6,367
                                                            ----------

Computer Software & Services - (0.35%)
Systems 2001 LLC  Cl. B 144A
7.156% due 12/15/11                                 3,120        3,117
                                                            ----------

Container - (0.28%)
Sealed Air Corp.
8.75% due 07/01/08                                  1,065        1,038
Stone Container Corp.
9.75% due 02/01/11                                  1,415        1,440
                                                            ----------
                                                                 2,478
                                                            ----------

Cosmetic & Personal Care - (0.24%)
International Flavors & Fragrances, Inc.-
Notes 144A
6.45% due 05/15/06                                  2,095        2,092
                                                            ----------

Electric Power - (7.71%)
AES Corp.
9.375% due 09/15/10                                   725          730
AES Corp. - Sr. Notes
9.5% due 06/01/09                                   1,645        1,678
AES Corp. - Sr. Sub. Notes
10.25% due 07/15/06                                 2,243        2,254

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
AES Eastern Energy
9.0% due 01/02/17                                   9.000%   $ 2,130    $    2,180
Beaver Valley Funding Corp. - Debs.
9.0% due 06/01/17                                   9.000      2,365         2,486
BVPS II Funding Corp. - Coll. Lease Bonds
8.89% due 06/01/17                                  8.890      2,464         2,620
CalEnergy Co., Inc. - Bonds
8.48% due 09/15/28                                  8.480      2,685         2,893
Calpine Canada Energy
8.5% due 05/01/08                                   8.500      1,600         1,536
Calpine Corp.
8.25% due 08/15/05                                  8.250      1,460         1,449
Calpine Corp. - Sr. Notes
8.5% due 02/15/11                                   8.500      1,595         1,534
10.5% due 05/15/06                                 10.500      1,920         1,958
Cleveland Electric Illuminating Co.
7.88% due 11/01/17                                  7.880        480           489
Cleveland Electric Illuminating Co. -
1st Mtge.
9.5% due 05/15/05                                   9.500      5,775         5,949
CMS Energy Corp. - Sr. Notes
6.75% due 01/15/04                                  6.750      2,040         1,960
8.125% due 05/15/02                                 8.125      2,650         2,655
CMS Energy Corp.
9.875% due 10/15/07                                 9.875        730           765
Exelon Generation Co. LLC - Sr. Notes 144A
6.95% due 06/15/11                                  6.950      3,090         3,070
Long Island Lighting Co. - Debs.
8.2% due 03/15/23                                   8.200      3,235         3,279
Mirant Corp.
8.3% due 05/01/11                                   8.300      1,940         1,954
Monterrey Power SA de CV - Sec. Bonds 144A
9.625% due 11/15/09                                 9.625        650           684
Niagara Mohawk Power Corp. - Debs.
8.77% due 01/01/18                                  8.770      3,909         3,984
Pinnacle West Capital Corp. - Sr. Notes
6.4% due 04/01/06                                   6.400      2,345         2,299
PNPP II Funding Corp. - Debs.
9.12% due 05/30/16                                  9.120      2,455         2,629

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
AES Eastern Energy
9.0% due 01/02/17                                $  2,130   $    2,180
Beaver Valley Funding Corp. - Debs.
9.0% due 06/01/17                                   2,365        2,486
BVPS II Funding Corp. - Coll. Lease Bonds
8.89% due 06/01/17                                  2,464        2,620
CalEnergy Co., Inc. - Bonds
8.48% due 09/15/28                                  2,685        2,893
Calpine Canada Energy
8.5% due 05/01/08                                   1,600        1,536
Calpine Corp.
8.25% due 08/15/05                                  1,460        1,449
Calpine Corp. - Sr. Notes
8.5% due 02/15/11                                   1,595        1,534
10.5% due 05/15/06                                  1,920        1,958
Cleveland Electric Illuminating Co.
7.88% due 11/01/17                                    480          489
Cleveland Electric Illuminating Co. -
1st Mtge.
9.5% due 05/15/05                                   5,775        5,949
CMS Energy Corp. - Sr. Notes
6.75% due 01/15/04                                  2,040        1,960
8.125% due 05/15/02                                 2,650        2,655
CMS Energy Corp.
9.875% due 10/15/07                                   730          765
Exelon Generation Co. LLC - Sr. Notes 144A
6.95% due 06/15/11                                  3,090        3,070
Long Island Lighting Co. - Debs.
8.2% due 03/15/23                                   3,235        3,279
Mirant Corp.
8.3% due 05/01/11                                   1,940        1,954
Monterrey Power SA de CV - Sec. Bonds 144A
9.625% due 11/15/09                                   650          684
Niagara Mohawk Power Corp. - Debs.
8.77% due 01/01/18                                  3,909        3,984
Pinnacle West Capital Corp. - Sr. Notes
6.4% due 04/01/06                                   2,345        2,299
PNPP II Funding Corp. - Debs.
9.12% due 05/30/16                                  2,455        2,629

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Progress Energy, Inc. - Sr. Notes
7.1% due 03/01/11                                   7.100%   $ 1,555    $    1,575
PSEG Energy Holdings, Inc. - Sr. Notes 144A
8.625% due 02/15/08                                 8.625      1,665         1,673
PSEG Power LLC
8.625% due 04/15/31                                 8.625      1,665         1,794
Sierra Pacific Resources - Notes
8.75% due 05/15/05                                  8.750      1,125         1,151
System Energy Resources, Inc. - 1st Mtge.
7.71% due 08/01/01                                  7.710      2,590         2,596
TXU Electric & Gas
8.175% due 01/30/37                                 8.175      1,810         1,781
Waterford 3 Funding - Entergy - Bonds
8.09% due 01/02/17                                  8.090      4,136         4,073
XCEL Energy, Inc. - Sr. Notes
7.0% due 12/01/10                                   7.000      2,470         2,478
                                                                        ----------
                                                                            68,156
                                                                        ----------

Electrical Equipment - (0.28%)
HQI Transelec Chile
7.875% due 04/15/11                                 7.875      2,500         2,509
                                                                        ----------

Electronic Products & Services - (0.03%)
CMS Energy Corp - Sr. Notes
8.5% due 04/15/11                                   8.500        310           301
                                                                        ----------

Energy (0.03%)
Enron Corp.,
Note  08-15-05 (R)                                                                        8.000%    $   60    $      62
MidAmerican Energy Holdings,
Sr Bond  09-15-28                                                                         8.480         60           64
P&L Coal Holdings Corp.,
Sr Sub Note Ser B  05-15-08                                                               9.625         24           25
Progress Energy, Inc.,
Sr Note  03-01-11                                                                         7.100        150          151
                                                                                                              ---------
                                                                                                                    302
                                                                                                              ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Progress Energy, Inc. - Sr. Notes
7.1% due 03/01/11                                $  1,555   $    1,575
PSEG Energy Holdings, Inc. - Sr. Notes 144A
8.625% due 02/15/08                                 1,665        1,673
PSEG Power LLC
8.625% due 04/15/31                                 1,665        1,794
Sierra Pacific Resources - Notes
8.75% due 05/15/05                                  1,125        1,151
System Energy Resources, Inc. - 1st Mtge.
7.71% due 08/01/01                                  2,590        2,596
TXU Electric & Gas
8.175% due 01/30/37                                 1,810        1,781
Waterford 3 Funding - Entergy - Bonds
8.09% due 01/02/17                                  4,136        4,073
XCEL Energy, Inc. - Sr. Notes
7.0% due 12/01/10                                   2,470        2,478
                                                            ----------
                                                                68,156
                                                            ----------

Electrical Equipment - (0.28%)
HQI Transelec Chile
7.875% due 04/15/11                                 2,500        2,509
                                                            ----------

Electronic Products & Services - (0.03%)
CMS Energy Corp - Sr. Notes
8.5% due 04/15/11                                     310          301
                                                            ----------

Energy (0.03%)
Enron Corp.,
Note  08-15-05 (R)                                     60           62
MidAmerican Energy Holdings,
Sr Bond  09-15-28                                      60           64
P&L Coal Holdings Corp.,
Sr Sub Note Ser B  05-15-08                            24           25
Progress Energy, Inc.,
Sr Note  03-01-11                                     150          151
                                                            ----------
                                                                   302
                                                            ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Financial Services - (3.67%)
American Express Credit Account Master Trust,
Pass Thru Ctf Ser 2000-1 Class A  09-17-07                                                7.200%    $  280    $     297
Bank of New York Institution Capital - 144A
7.78% due 12/01/26                                  7.780%   $ 3,350    $    3,282
Boeing Capital Corp.,
Sr Note  03-01-11                                                                         6.100        185          180
Bombardier Capital, Inc.,
Note  01-15-02 (R)                                                                        6.000         30           30
Citigroup, Inc.,
Note  01-18-11                                                                            6.500        155          154
ERAC USA Finance Co. -  Notes 144A
6.625% due 02/15/05                                 6.625        900           892
ERAC USA Finance Co. - Notes GTD 144A
7.35% due 06/15/08                                  7.350      1,550         1,536
ERAC USA Finance Co.
7.95% due 12/15/09                                  7.950      1,675         1,707
Ford Motor Credit Co.,
Note  02-01-06                                                                            6.875        140          143
Fosters Finance Corp.- Notes 144A
6.875% due 06/15/11                                 6.875      1,490         1,476
General Motors Acceptance Corp.,
Note  07-15-05                                                                            7.500         60           63
Goldman Sachs Group, Inc.
6.875% due 01/15/11                                 6.875      2,385         2,372
Heller Financial, Inc. - Notes
6.375% due 03/15/06                                 6.375      1,490         1,501        6.375        115          116
Household Finance Corp.,
Sr Note  05-09-05                                                                         8.000        115          123
Note  01-24-06                                                                            6.500        150          152
Note  07-15-10                                                                            8.000         55           59
ING Capital Funding Trust III
8.439% due 12/31/49                                 8.439      1,770         1,878        8.439         50           53
Marlin Water Trust/ Marlin Water
Capital Corp.,
Sr Sec Note  12-15-01 (R)                                                                 7.090         30           30
Midland Funding Corp. II,
Deb Ser A  07-23-05                                                                      11.750        150          165
Pemex Project
9.125% due 10/13/10                                 9.125      2,500         2,639        9.125        190          200

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Financial Services - (3.67%)
American Express Credit Account Master Trust,
Pass Thru Ctf Ser 2000-1 Class A  09-17-07       $    280   $      297
Bank of New York Institution Capital - 144A
7.78% due 12/01/26                                  3,350        3,282
Boeing Capital Corp.,
Sr Note  03-01-11                                     185          180
Bombardier Capital, Inc.,
Note  01-15-02 (R)                                     30           30
Citigroup, Inc.,
Note  01-18-11                                        155          154
ERAC USA Finance Co. -  Notes 144A
6.625% due 02/15/05                                   900          892
ERAC USA Finance Co. - Notes GTD 144A
7.35% due 06/15/08                                  1,550        1,536
ERAC USA Finance Co.
7.95% due 12/15/09                                  1,675        1,707
Ford Motor Credit Co.,
Note  02-01-06                                        140          143
Fosters Finance Corp.- Notes 144A
6.875% due 06/15/11                                 1,490        1,476
General Motors Acceptance Corp.,
Note  07-15-05                                         60           63
Goldman Sachs Group, Inc.
6.875% due 01/15/11                                 2,385        2,372
Heller Financial, Inc. - Notes
6.375% due 03/15/06                                 1,605        1,617
Household Finance Corp.,
Sr Note  05-09-05                                     115          123
Note  01-24-06                                        150          152
Note  07-15-10                                         55           59
ING Capital Funding Trust III
8.439% due 12/31/49                                 1,820        1,931
Marlin Water Trust/ Marlin Water
Capital Corp.,
Sr Sec Note  12-15-01 (R)                              30           30
Midland Funding Corp. II,
Deb Ser A  07-23-05                                   150          165
Pemex Project
9.125% due 10/13/10                                 2,690        2,839

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Qwest Capital Funding - Bonds 144A
7.75% due 02/15/31                                  7.750%   $ 3,215    $    3,154
Standard Credit Master Trust,
Ser 1995-1 Class A  01-07-07                                                              8.250%    $  400    $     433
Sun Canada Financial Co. - Bonds 144A
6.625% due 12/15/07                                 6.625      3,345         3,247
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)                                                          9.200         95           98
The MONY Group, Inc. - Sr. Notes
7.45% due 12/15/05                                  7.450      2,395         2,444
UBS Preferred Funding
8.622% due 10/29/49                                 8.622      1,805         1,951
URC Holdings Corp. - Sr. Notes 144A
7.875% due 06/30/06                                 7.875      1,840         1,991
Verizon Global Funding Corp.,
Bond  12-01-30 (R)                                                                        7.750        110          115
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A  06-15-04 (R)                                                    8.400          3            3
                                                                        ----------                            ---------
                                                                            30,070                                2,414
                                                                        ----------                            ---------

Food, Beverage & Tobacco - (0.80%)
Archer Daniels Midland Co.
7.0% due 02/01/31                                   7.000      2,145         2,074
Canandaigua Brands, Inc. - Sr. Sub. Notes
8.75% due 12/15/03                                  8.750      2,365         2,383
Earthgrains Co.
8.375% due 08/01/03                                 8.375      2,500         2,569        8.375         50           51
                                                                        ----------                            ---------
                                                                             7,026                                   51
                                                                        ----------                            ---------

Foreign Governmental - (0.88%)
Brazil, Federal Republic of,
Bond (Brazil) 04-15-14 (Y)                                                                8.000        339          250
Hydro-Quebec - Debs. Ser. IF
7.375% due 02/01/03                                 7.375      1,000         1,037
Nova Scotia, Province of,
Deb (Canada) 11-15-19 (Y)                                                                 8.250         20           23
Province of Quebec - Debs
7.5% due 09/15/29                                   7.500        610           646

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Qwest Capital Funding - Bonds 144A
7.75% due 02/15/31                               $  3,215   $    3,154
Standard Credit Master Trust,
Ser 1995-1 Class A  01-07-07                          400          433
Sun Canada Financial Co. - Bonds 144A
6.625% due 12/15/07                                 3,345        3,247
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)                       95           98
The MONY Group, Inc. - Sr. Notes
7.45% due 12/15/05                                  2,395        2,444
UBS Preferred Funding
8.622% due 10/29/49                                 1,805        1,951
URC Holdings Corp. - Sr. Notes 144A
7.875% due 06/30/06                                 1,840        1,991
Verizon Global Funding Corp.,
Bond  12-01-30 (R)                                    110          115
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A  06-15-04 (R)                  3            3
                                                            ----------
                                                                32,484
                                                            ----------

Food, Beverage & Tobacco - (0.80%)
Archer Daniels Midland Co.
7.0% due 02/01/31                                   2,145        2,074
Canandaigua Brands, Inc. - Sr. Sub. Notes
8.75% due 12/15/03                                  2,365        2,383
Earthgrains Co.
8.375% due 08/01/03                                 2,550        2,620
                                                            ----------
                                                                 7,077
                                                            ----------

Foreign Governmental - (0.88%)
Brazil, Federal Republic of,
Bond (Brazil) 04-15-14 (Y)                            339          250
Hydro-Quebec - Debs. Ser. IF
7.375% due 02/01/03                                 1,000        1,037
Nova Scotia, Province of,
Deb (Canada) 11-15-19 (Y)                              20           23
Province of Quebec - Debs
7.5% due 09/15/29                                     610          646

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Quebec, Government of,
Deb (Canada) 01-22-11 (Y)                                                                 6.125%    $  105    $     102
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                                                                 7.500        205          219
Republic of Brazil STEPCPN
15APR14 USD250000 BR
8.0% due 04/15/14                                   8.000%   $ 4,107    $    3,029
Republic of Columbia
9.75% due 04/09/11                                  9.750      2,280         2,331        9.750        135          138
                                                                        ----------                            ---------
                                                                             7,043                                  732
                                                                        ----------                            ---------

Health Care Products - (0.35%)
Fresenius Medical Capital Trust II
7.875% due 02/01/08                                 7.875      1,740         1,727
Fresenius Medical Capital Trust IV
TR PFD SECS 144A
7.875% due 06/15/11                                 7.875      1,360         1,326
                                                                        ----------
                                                                             3,053
                                                                        ----------

Health Care Services - (1.13%)
Dynacare, Inc. - Sr. Notes
10.75% due 01/15/06                                10.750      2,125         2,157
HCA-The Healthcare Corp. - Notes
7.125% due 06/01/06                                 7.125      2,350         2,318
HCA-The Healthcare Corp. - Notes
8.75% due 09/01/10                                  8.750      1,150         1,225
Healthsouth Corp. - Sr. Notes
8.5% due 02/01/08                                   8.500      1,240         1,252
Quest Diagnostics, Inc. - Sr. Notes
6.75% due 07/12/06                                  6.750      1,665         1,648
Tenet Healthcare Corp. - Sr. Notes
8.0% due 01/15/05                                   8.000        545           561
Triad Hospitals
8.75% due 05/01/09                                  8.750        830           842
                                                                        ----------
                                                                            10,003
                                                                        ----------

Insurance - (1.64%)
AXA - Sub Notes
8.6% due 12/15/30                                   8.600      2,510         2,757        8.600         95          106
Equitable Life Assurance Society USA -
Notes 144A
6.95% due 12/01/05                                  6.950      1,240         1,274        6.950         15           16

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Quebec, Government of,
Deb (Canada) 01-22-11 (Y)                        $    105   $      102
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                             205          219
Republic of Brazil STEPCPN
15APR14 USD250000 BR
8.0% due 04/15/14                                   4,107        3,029
Republic of Columbia
9.75% due 04/09/11                                  2,415        2,469
                                                            ----------
                                                                 7,775
                                                            ----------

Health Care Products - (0.35%)
Fresenius Medical Capital Trust II
7.875% due 02/01/08                                 1,740        1,727
Fresenius Medical Capital Trust IV
TR PFD SECS 144A
7.875% due 06/15/11                                 1,360        1,326
                                                            ----------
                                                                 3,053
                                                            ----------

Health Care Services - (1.13%)
Dynacare, Inc. - Sr. Notes
10.75% due 01/15/06                                 2,125        2,157
HCA-The Healthcare Corp. - Notes
7.125% due 06/01/06                                 2,350        2,318
HCA-The Healthcare Corp. - Notes
8.75% due 09/01/10                                  1,150        1,225
Healthsouth Corp. - Sr. Notes
8.5% due 02/01/08                                   1,240        1,252
Quest Diagnostics, Inc. - Sr. Notes
6.75% due 07/12/06                                  1,665        1,648
Tenet Healthcare Corp. - Sr. Notes
8.0% due 01/15/05                                     545          561
Triad Hospitals
8.75% due 05/01/09                                    830          842
                                                            ----------
                                                                10,003
                                                            ----------

Insurance - (1.64%)
AXA - Sub Notes
8.6% due 12/15/30                                   2,605        2,863
Equitable Life Assurance Society USA -
Notes 144A
6.95% due 12/01/05                                  1,255        1,290

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Hartford Life, Inc. - Sr. Notes
7.375% due 03/01/31                                 7.375%   $ 1,655    $    1,663        7.375%    $   55    $      55
Mass. Mutual Life Insurance Co. - Notes 144A
7.625% due 11/15/23                                 7.625      2,640         2,671        7.625          5            5
MONY Group, Inc. (The),
Sr Note  12-15-05                                                                         7.450        215          220
New York Life Insurance Co. - Sr. Notes 144A
7.5% due 12/15/23                                   7.500      5,970         5,661        7.500          5            5
Sun Canada Financial Co.,
Gtd Sub Note  12-15-07 (R)                                                                6.625         20           21
URC Holdings Corp.,
Sr Note  06-30-06 (R)                                                                     7.875         25           27
                                                                        ----------                            ---------
                                                                            14,026                                  455
                                                                        ----------                            ---------

Leisure & Recreation - (0.70%)
Harrah's Operating , Inc. - Sr. Notes 144A
7.125% due 06/01/07                                 7.125      2,320         2,299        7.125        180          177
Harrahs Operating Co., Inc.
7.875% due 12/15/05                                 7.875      1,270         1,289        7.875         40           41
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A  08-01-05                                                           7.875         30           29
MGM Mirage, Inc.
8.5% due 09/15/10                                   8.500      1,430         1,483        8.500        165          172
Station Casinos, Inc. - Sr. Notes
8.375% due 02/15/08                                 8.375        675           679        8.375         20           20
Waterford Gaming LLC/Waterford Gaming
Finance Corp.,
Sr Note  03-15-10 (R)                                                                     9.500         20           20
                                                                        ----------                            ---------
                                                                             5,750                                  459
                                                                        ----------                            ---------

Media - TV / Radio - (4.35%)
Adelphia Communications Corp. - Sr. Notes
8.125% due 07/15/03                                 8.125      1,270         1,232        8.125         15           14
9.25% due 10/01/02                                  9.250      2,460         2,472        9.250         17           17
Adelphia Communications Corp.
10.25% due 06/15/11                                10.250        940           921       10.250         75           73
AOL Time Warner, Inc.
7.625% due 04/15/31                                 7.625      2,510         2,520        7.625        165          165
British Sky Broadcasting
8.2% due 07/15/09                                   8.200      1,845         1,834        8.200         40           40

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Hartford Life, Inc. - Sr. Notes
7.375% due 03/01/31                              $  1,710   $    1,718
Mass. Mutual Life Insurance Co. - Notes 144A
7.625% due 11/15/23                                 2,645        2,676
MONY Group, Inc. (The),
Sr Note  12-15-05                                     215          220
New York Life Insurance Co. - Sr. Notes 144A
7.5% due 12/15/23                                   5,975        5,666
Sun Canada Financial Co.,
Gtd Sub Note  12-15-07 (R)                             20           21
URC Holdings Corp.,
Sr Note  06-30-06 (R)                                  25           27
                                                            ----------
                                                                14,481
                                                            ----------

Leisure & Recreation - (0.70%)
Harrah's Operating , Inc. - Sr. Notes 144A
7.125% due 06/01/07                                 2,500        2,476
Harrahs Operating Co., Inc.
7.875% due 12/15/05                                 1,310        1,330
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A  08-01-05                        30           29
MGM Mirage, Inc.
8.5% due 09/15/10                                   1,595        1,655
Station Casinos, Inc. - Sr. Notes
8.375% due 02/15/08                                   695          699
Waterford Gaming LLC/Waterford Gaming
Finance Corp.,
Sr Note  03-15-10 (R)                                  20           20
                                                            ----------
                                                                 6,209
                                                            ----------

Media - TV / Radio - (4.35%)
Adelphia Communications Corp. - Sr. Notes
8.125% due 07/15/03                                 1,285        1,246
9.25% due 10/01/02                                  2,477        2,489
Adelphia Communications Corp.
10.25% due 06/15/11                                 1,015          994
AOL Time Warner, Inc.
7.625% due 04/15/31                                 2,675        2,685
British Sky Broadcasting
8.2% due 07/15/09                                   1,885        1,874

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Century Communications Corp.,
Sr Note  03-01-05                                                                         9.500%    $   80    $      78
Charter Communications Holdings LLC -
Sr. Notes 144A
10.0% due 05/15/11                                 10.000%   $   630    $      639       10.000         60           60
Charter Communications Holdings LLC -
Sr. Notes
11.125% due 01/15/11                               11.125        605           638       11.125         20           21
Clear Channel Communications, Inc. -
Sr. Notes
7.875% due 06/15/05                                 7.875      3,115         3,272        7.875        320          335
Continental Cablevision - Sr. Notes
8.3% due 05/15/06                                   8.300      2,940         3,156        8.300        120          129
CSC Holdings, Inc. - Sr. Notes Ser.144A
7.625% due 04/01/11                                 7.625      2,780         2,647        7.625        185          176
Sr Sub Deb  05-15-16                                                                     10.500         20           22
EchoStar DBS Corp. - Sr. Notes
9.375% due 02/01/09                                 9.375        965           963        9.375         35           34
Garden State Newspapers, Inc.,
Sr Sub Note  07-01-11                                                                     8.625         45           42
Jones Intercable, Inc.,
Sr Note  04-15-08                                                                         7.625         90           92
Lenfest Communications, Inc.
8.375% due 11/01/05                                 8.375      1,690         1,810        8.375         40           43
Mediacom LLC
9.5% due 01/15/13                                   9.500      1,340         1,280
Mediacom LLC/Mediacom Capital Corp.,
Sr Note Ser B  04-15-08                                                                   8.500         20           19
Sr Note  01-15-13 (R)                                                                     9.500         85           81
News America Holdings, Inc. - Debs.
8.25% due 08/10/18                                  8.250      1,095         1,090        8.250        125          127
News America, Inc. - Sr. Debs
7.3% due 04/30/28                                   7.300      1,585         1,409        7.300         55           49
Rogers Cablesystems - Sr. Notes
10.0% due 03/15/05                                 10.000      1,205         1,265
TCI Communications, Inc. - Debs.
7.875% due 02/15/26                                 7.875      1,780         1,800        7.875        155          156
Time Warner, Inc. - Debs.
9.125% due 01/15/13                                 9.125      2,108         2,409        9.125         58           67
Viacom, Inc. - 144A
6.4% due 01/30/06                                   6.400      1,305         1,324

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Century Communications Corp.,
Sr Note  03-01-05                                $     80   $       78
Charter Communications Holdings LLC -
Sr. Notes 144A
10.0% due 05/15/11                                    690          699
Charter Communications Holdings LLC -
Sr. Notes
11.125% due 01/15/11                                  625          659
Clear Channel Communications, Inc. -
Sr. Notes
7.875% due 06/15/05                                 3,435        3,607
Continental Cablevision - Sr. Notes
8.3% due 05/15/06                                   3,060        3,285
CSC Holdings, Inc. - Sr. Notes Ser.144A
7.625% due 04/01/11                                 2,965        2,823
Sr Sub Deb  05-15-16                                   20           22
EchoStar DBS Corp. - Sr. Notes
9.375% due 02/01/09                                 1,000          997
Garden State Newspapers, Inc.,
Sr Sub Note  07-01-11                                  45           42
Jones Intercable, Inc.,
Sr Note  04-15-08                                      90           92
Lenfest Communications, Inc.
8.375% due 11/01/05                                 1,730        1,853
Mediacom LLC
9.5% due 01/15/13                                   1,340        1,280
Mediacom LLC/Mediacom Capital Corp.,
Sr Note Ser B  04-15-08                                20           19
Sr Note  01-15-13 (R)                                  85           81
News America Holdings, Inc. - Debs.
8.25% due 08/10/18                                  1,220        1,217
News America, Inc. - Sr. Debs
7.3% due 04/30/28                                   1,640        1,458
Rogers Cablesystems - Sr. Notes
10.0% due 03/15/05                                  1,205        1,265
TCI Communications, Inc. - Debs.
7.875% due 02/15/26                                 1,935        1,956
Time Warner, Inc. - Debs.
9.125% due 01/15/13                                 2,166        2,476
Viacom, Inc. - 144A
6.4% due 01/30/06                                   1,305        1,324

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Viacom, Inc. - Sr. Notes 144A
6.4% due 01/30/06                                   6.400%   $ 1,225    $    1,243        6.400%    $   80    $      81
Gtd Sr Note  01-30-06 (R)                                                                 6.400         85           85
Viacom, Inc.
7.875% due 07/30/30                                 7.875      2,430         2,560
                                                                        ----------                            ---------
                                                                            36,484                                2,006
                                                                        ----------                            ---------

Medical (0.09%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                                                            10.750         37           37
Fresenius Medical Care Capital Trust II,
Gtd Trust Preferred Security  02-01-08                                                    7.875         10           10
Fresenius Medical Care Capital Trust IV,
Gtd Trust Preferred Security  06-15-11 (R)                                                7.875         95           93
HCA - The Healthcare Co.,
Sr Note  06-01-06                                                                         7.125        340          333
Note  09-01-10                                                                            8.750         35           37
HEALTHSOUTH Corp.,
Sr Note  02-01-08                                                                         8.500         55           55
Quest Diagnostic, Inc.,
Gtd Sr Note  07-12-06                                                                     6.750        135          134
Tenet Healthcare Corp.,
Sr Note  01-15-05                                                                         8.000         20           21
Triad Hospitals, Inc.,
Gtd Sr Note  05-01-09 (R)                                                                 8.750         60           61
                                                                                                              ---------
                                                                                                                    781
                                                                                                              ---------

Metal Production & Fabrication - (0.15%)
Yanacocha Receivables - Pass thru Certs. 144A
8.4% due 06/15/05                                   8.400      1,335         1,308
                                                                        ----------
                                                                             1,308
                                                                        ----------

Metals & Mining - (0.44%)
Newmont Mining Corp.- Notes
8.625% due 05/15/11                                 8.625      1,575         1,555        8.625        100           98
Phelps Dodge Corp. - Notes
8.75% due 06/01/11                                  8.750      2,005         1,987        8.750        150          149

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Viacom, Inc. - Sr. Notes 144A
6.4% due 01/30/06                                $  1,305   $    1,324
Gtd Sr Note  01-30-06 (R)                              85           85
Viacom, Inc.
7.875% due 07/30/30                                 2,430        2,560
                                                            ----------
                                                                38,490
                                                            ----------

Medical (0.09%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                          37           37
Fresenius Medical Care Capital Trust II,
Gtd Trust Preferred Security  02-01-08                 10           10
Fresenius Medical Care Capital Trust IV,
Gtd Trust Preferred Security  06-15-11 (R)             95           93
HCA - The Healthcare Co.,
Sr Note  06-01-06                                     340          333
Note  09-01-10                                         35           37
HEALTHSOUTH Corp.,
Sr Note  02-01-08                                      55           55
Quest Diagnostic, Inc.,
Gtd Sr Note  07-12-06                                 135          134
Tenet Healthcare Corp.,
Sr Note  01-15-05                                      20           21
Triad Hospitals, Inc.,
Gtd Sr Note  05-01-09 (R)                              60           61
                                                            ----------
                                                                   781
                                                            ----------

Metal Production & Fabrication - (0.15%)
Yanacocha Receivables - Pass thru Certs. 144A
8.4% due 06/15/05                                   1,335        1,308
                                                            ----------
                                                                 1,308
                                                            ----------

Metals & Mining - (0.44%)
Newmont Mining Corp.- Notes
8.625% due 05/15/11                                 1,675        1,653
Phelps Dodge Corp. - Notes
8.75% due 06/01/11                                  2,155        2,136

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
WMC Finance (USA), Ltd.,
Gtd Note (Australia) 11-15-03 (Y)                                                         6.500%    $   80    $      81
                                                                        ----------                            ---------
                                                                        $    3,542                                  328
                                                                        ----------                            ---------

Municipals - (0.36%)
New Hampshire State - Taxable Pease Dev. Auth.
7.7% due 07/01/12                                   7.700%   $ 3,000         3,157
                                                                        ----------

Mortgage Banking (0.19%)
AMRESCO Residential Securities Corp.
Mortgage Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-6  08-25-27                                              6.510        143          144
Citibank Credit Card Master Trust I,
Class A Credit Card Part Cert Ser 1997-2
02-15-04                                                                                  6.550        130          132
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-08                                             6.790         70           72
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5  08-15-25                                              8.100          9            9
Credit Suisse First Boston Mortgage
Securities Corp.,
Commercial Mtg Pass Thru Ctf Ser 1998-C1
Class A-1A  12-17-07                                                                      6.260        239          242
EQCC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-3 Class A-9  02-15-29                                              6.570        145          146
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1997-C1 Class A-2  07-15-29                                             6.853         50           51
Pass Thru Ctf Ser 1998-C1 Class A-1  05-15-30                                             6.411        244          247
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-4  03-20-25                                              6.600         15           15
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-07                                             6.410         50           51
Money Store Home Equity Trust (The),
Pass Thru Ctf Ser 1997-D Class AF-7  12-15-38                                             6.485         15           15
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1997-WF1 Class A-1
10-15-06 (R)                                                                              6.830        217          224
Pass Thru Ctf Ser 1999-CAM1 Class A-3
11-15-08                                                                                  6.920        140          144
Salomon Brothers Mortgage Securities
VII, Inc.,
Mtg Pass Thru Ctf Ser 1997-HUD2 Class A-2
07-25-24                                                                                  6.750          6            6
Saxon Asset Securities Trust,
Pass Thru Ctf Ser 2000-2 Class AF-2  06-25-15                                             7.965        105          107

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
WMC Finance (USA), Ltd.,
Gtd Note (Australia) 11-15-03 (Y)                $     80   $       81
                                                            ----------
                                                                 3,870
                                                            ----------

Municipals - (0.36%)
New Hampshire State - Taxable Pease Dev. Auth.
7.7% due 07/01/12                                   3,000        3,157
                                                            ----------

Mortgage Banking (0.19%)
AMRESCO Residential Securities Corp.
Mortgage Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-6  08-25-27          143          144
Citibank Credit Card Master Trust I,
Class A Credit Card Part Cert Ser 1997-2
02-15-04                                              130          132
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-08          70           72
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5  08-15-25            9            9
Credit Suisse First Boston Mortgage
Securities Corp.,
Commercial Mtg Pass Thru Ctf Ser 1998-C1
Class A-1A  12-17-07                                  239          242
EQCC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-3 Class A-9  02-15-29          145          146
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1997-C1 Class A-2  07-15-29          50           51
Pass Thru Ctf Ser 1998-C1 Class A-1  05-15-30         244          247
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-4  03-20-25           15           15
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-07          50           51
Money Store Home Equity Trust (The),
Pass Thru Ctf Ser 1997-D Class AF-7  12-15-38          15           15
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1997-WF1 Class A-1
10-15-06 (R)                                          217          224
Pass Thru Ctf Ser 1999-CAM1 Class A-3
11-15-08                                              140          144
Salomon Brothers Mortgage Securities
VII, Inc.,
Mtg Pass Thru Ctf Ser 1997-HUD2 Class A-2
07-25-24                                                6            6
Saxon Asset Securities Trust,
Pass Thru Ctf Ser 2000-2 Class AF-2  06-25-15         105          107

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-A1 Class A-8  06-15-28                                             7.220%    $    8    $       8
Pass Thru Ctf Ser 1997-B Class A-6  10-15-28                                              6.900         56           58
                                                                                                              ---------
                                                                                                                  1,671
                                                                                                              ---------

Natural Gas Distribution - (0.68%)
Enron Corp. - Notes 144A
8.0% due 08/15/05                                   8.000%   $ 2,510    $    2,588
Keyspan Corp. - Sr. Notes
8.0% due 11/15/30                                   8.000      1,660         1,782
Louis Dreyfus Natural Gas Corp.
6.875% due 12/01/07                                 6.875      1,690         1,683
                                                                        ----------
                                                                             6,053
                                                                        ----------

Oil & Natural Gas Exploration &
Production - (2.34%)
Alberta Energy, Ltd. - Notes
8.125% due 09/15/30                                 8.125      1,800         1,940        8.125        200          218
Chesapeake Energy Corp.
8.125% due 04/01/11                                 8.125        920           865        8.125         45           42
Forest Oil Corp. - Sr. Notes 144A
8.0% due 06/15/08                                   8.000      1,010           985        8.000         80           78
Louis Dreyfus Natural Gas Corp.,
Note  12-01-07                                                                            6.875         40           40
NRG Energy, Inc.
7.75% due 04/01/11                                  7.750      2,445         2,474
Occidental Petroleum Corp. - Sr. Debs.
10.125% due 09/15/09                               10.125      3,000         3,498       10.125         15           18
Ocean Energy, Inc.
8.875% due 07/15/07                                 8.875      1,325         1,404        8.875         20           21
Petrobras International Finance Co.,
Sr Note  07-06-11 (R)+                                                                    9.750         70           70
Petroleum Geo-Services ASA - Sr. Notes
7.125% due 03/30/28                                 7.125      2,165         1,772        7.125         50           41
Santa Fe Snyder Corp.,
Sr Sub Note  06-15-07                                                                     8.750         20           21
Snyder Oil Corp.
8.75% due 06/15/07                                  8.750        805           853
Transocean Forex, Inc. -Notes 144A
7.5% due 04/15/31                                   7.500      2,460         2,463

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-A1 Class A-8  06-15-28    $      8   $        8
Pass Thru Ctf Ser 1997-B Class A-6  10-15-28           56           58
                                                            ----------
                                                                 1,671
                                                            ----------

Natural Gas Distribution - (0.68%)
Enron Corp. - Notes 144A
8.0% due 08/15/05                                   2,510        2,588
Keyspan Corp. - Sr. Notes
8.0% due 11/15/30                                   1,660        1,782
Louis Dreyfus Natural Gas Corp.
6.875% due 12/01/07                                 1,690        1,683
                                                            ----------
                                                                 6,053
                                                            ----------

Oil & Natural Gas Exploration &
Production - (2.34%)
Alberta Energy, Ltd. - Notes
8.125% due 09/15/30                                 2,000        2,158
Chesapeake Energy Corp.
8.125% due 04/01/11                                   965          907
Forest Oil Corp. - Sr. Notes 144A
8.0% due 06/15/08                                   1,090        1,063
Louis Dreyfus Natural Gas Corp.,
Note  12-01-07                                         40           40
NRG Energy, Inc.
7.75% due 04/01/11                                  2,445        2,474
Occidental Petroleum Corp. - Sr. Debs.
10.125% due 09/15/09                                3,015        3,516
Ocean Energy, Inc.
8.875% due 07/15/07                                 1,345        1,425
Petrobras International Finance Co.,
Sr Note  07-06-11 (R)+                                 70           70
Petroleum Geo-Services ASA - Sr. Notes
7.125% due 03/30/28                                 2,215        1,813
Santa Fe Snyder Corp.,
Sr Sub Note  06-15-07                                  20           21
Snyder Oil Corp.
8.75% due 06/15/07                                    805          853
Transocean Forex, Inc. -Notes 144A
7.5% due 04/15/31                                   2,460        2,463

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Transocean Sedco Forex, Inc.,
Note  04-15-31 (R)                                                                        7.500%    $  115    $     115
Union Pacific Resources Group, Inc. - Debs.
7.15% due 05/15/28                                  7.150%   $ 2,685    $    2,570        7.150         75           73
Valero Energy Corp. - Notes
8.375% due 06/15/05                                 8.375      1,005         1,077        8.375         80           86
                                                                        ----------                            ---------
                                                                            19,901                                  823
                                                                        ----------                            ---------

Oil - Equipment & Service - (0.32%)
Humpuss Funding Corp. - 144A
7.72% due 12/15/09                                  7.720        998           805
TOSCO Corp.
8.125% due 02/15/30                                 8.125      1,840         2,006
                                                                        ----------
                                                                             2,811
                                                                        ----------

Paper & Forest Products - (0.73%)
Georgia Pacific Corp. - Notes
7.5% due 05/15/06                                   7.500      1,550         1,558        7.500        120          120
8.875% due 05/15/31                                 8.875      1,635         1,637        8.875        135          137
International Paper Co.
8.125% due 07/08/05                                 8.125      2,540         2,689        8.125        260          275
                                                                        ----------                            ---------
                                                                             5,884                                  532
                                                                        ----------                            ---------

Paper Products - (0.33%)
Stora Enso Corp. - Notes
7.375% due 05/15/11                                 7.375      2,545         2,578        7.375        370          375
                                                                        ----------                            ---------

Personal & Commercial Lending - (6.56%)
Citigroup, Inc.
6.5% due 01/18/11                                   6.500      1,645         1,633
Commercial Mortgage Acceptance Corp. -
Ser. 1991-C1 A1
6.79% due 06/15/31                                  6.790      3,157         3,232
CS First Boston Mortgage Securities Corp. -
Ser. 1998-C1 A1A
6.26% due 04/11/30                                  6.260      5,095         5,153
Deutsche Mortgage & Asset Receiving Corp. -
Ser. 1998-C1 Cl. C
6.861% due 03/15/08                                 6.861      2,170         2,155
EQCC Home Equity Loan Trust
6.57% due 02/15/29                                  6.570      2,120         2,142

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Transocean Sedco Forex, Inc.,
Note  04-15-31 (R)                               $    115   $      115
Union Pacific Resources Group, Inc. - Debs.
7.15% due 05/15/28                                  2,760        2,643
Valero Energy Corp. - Notes
8.375% due 06/15/05                                 1,085        1,163
                                                            ----------
                                                                20,724
                                                            ----------

Oil - Equipment & Service - (0.32%)
Humpuss Funding Corp. - 144A
7.72% due 12/15/09                                    998          805
TOSCO Corp.
8.125% due 02/15/30                                 1,840        2,006
                                                            ----------
                                                                 2,811
                                                            ----------

Paper & Forest Products - (0.73%)
Georgia Pacific Corp. - Notes
7.5% due 05/15/06                                   1,670        1,678
8.875% due 05/15/31                                 1,770        1,774
International Paper Co.
8.125% due 07/08/05                                 2,800        2,964
                                                            ----------
                                                                 6,416
                                                            ----------

Paper Products - (0.33%)
Stora Enso Corp. - Notes
7.375% due 05/15/11                                 2,915        2,953
                                                            ----------

Personal & Commercial Lending - (6.56%)
Citigroup, Inc.
6.5% due 01/18/11                                   1,645        1,633
Commercial Mortgage Acceptance Corp. -
Ser. 1991-C1 A1
6.79% due 06/15/31                                  3,157        3,232
CS First Boston Mortgage Securities Corp. -
Ser. 1998-C1 A1A
6.26% due 04/11/30                                  5,095        5,153
Deutsche Mortgage & Asset Receiving Corp. -
Ser. 1998-C1 Cl. C
6.861% due 03/15/08                                 2,170        2,155
EQCC Home Equity Loan Trust
6.57% due 02/15/29                                  2,120        2,142

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Ford Motor Credit Co. - Notes
6.875% due 02/01/06                                 6.875%   $ 2,095    $    2,122
General Motors Acceptance Corp.
7.5% due 07/15/05                                   7.500      2,535         2,651
GMAC Commercial Mortgage Securities, Inc. -
1997-C1 A2
6.853% due 09/15/06                                 6.853      7,325         7,540
Household Finance Corp. - Notes
8.0% due 07/15/10                                   8.000      1,650         1,767
Household Financial Corp.
6.5% due 01/24/06                                   6.500      1,620         1,642
Household Financial Corp. - Notes
8.0% due 05/09/05                                   8.000      3,175         3,387
LB Commercial Conduit Mortgage Trust -
Ser. 1999-C1
6.41% due 08/15/07                                  6.410      3,264         3,311
Midland Funding Corp. II - Debs.
11.75% due 07/23/05                                11.750      4,665         5,132
Money Store Home Equity Trust -
Ser. 1997-C1 DAF7
6.485% due 12/15/28                                 6.485      3,791         3,843
Takefuji Corp.
9.2% due 04/15/11                                   9.200      2,110         2,178
Tiers Fixed Rate Certificates Ser. 2001 144A
7.2% due 06/15/04                                   7.200      3,095         3,095
UCFC Home Equity Loan
7.18% due 02/15/25                                  7.180      1,115         1,149
UCFC Home Equity Loan - Ser. 1997-A1 A8
7.22% due 06/15/28                                  7.220      5,660         5,841
                                                                        ----------
                                                                            57,973
                                                                        ----------

Pollution Control - (0.10%)
Waste Management, Inc. - Sr. Notes
7.375% due 08/01/10                                 7.375        875           876
                                                                        ----------

Real Estate Development - (0.13%)
EOP Operating LP
6.625% due 02/15/05                                 6.625        985           991        6.625%    $  170    $     173
                                                                        ----------                            ---------
                                                                               991                                  173
                                                                        ----------                            ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Ford Motor Credit Co. - Notes
6.875% due 02/01/06                              $  2,095   $    2,122
General Motors Acceptance Corp.
7.5% due 07/15/05                                   2,535        2,651
GMAC Commercial Mortgage Securities, Inc. -
1997-C1 A2
6.853% due 09/15/06                                 7,325        7,540
Household Finance Corp. - Notes
8.0% due 07/15/10                                   1,650        1,767
Household Financial Corp.
6.5% due 01/24/06                                   1,620        1,642
Household Financial Corp. - Notes
8.0% due 05/09/05                                   3,175        3,387
LB Commercial Conduit Mortgage Trust -
Ser. 1999-C1
6.41% due 08/15/07                                  3,264        3,311
Midland Funding Corp. II - Debs.
11.75% due 07/23/05                                 4,665        5,132
Money Store Home Equity Trust -
Ser. 1997-C1 DAF7
6.485% due 12/15/28                                 3,791        3,843
Takefuji Corp.
9.2% due 04/15/11                                   2,110        2,178
Tiers Fixed Rate Certificates Ser. 2001 144A
7.2% due 06/15/04                                   3,095        3,095
UCFC Home Equity Loan
7.18% due 02/15/25                                  1,115        1,149
UCFC Home Equity Loan - Ser. 1997-A1 A8
7.22% due 06/15/28                                  5,660        5,841
                                                            ----------
                                                                57,973
                                                            ----------

Pollution Control - (0.10%)
Waste Management, Inc. - Sr. Notes
7.375% due 08/01/10                                   875          876
                                                            ----------

Real Estate Development - (0.13%)
EOP Operating LP
6.625% due 02/15/05                                 1,155        1,164
                                                            ----------
                                                                 1,164
                                                            ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Real Estate Investment Trust - (2.48%)
American Health Properties, Inc. - Notes
7.5% due 01/15/07                                   7.500%   $ 1,350    $    1,332        7.500%    $   20    $      20
Amresco Residential Securities - Mtge. Loan
6.51% due 08/25/27                                  6.510      7,496         7,583
Cabot Industrial Properties LP - Notes
7.125% due 05/01/04                                 7.125      1,975         2,014        7.125         25           25
Camden Property Trust - Sr. Notes
7.0% due 04/15/04                                   7.000      2,170         2,205        7.000         30           31
Healthcare Realty Trust IN - Sr. Notes
8.125% due 05/01/11                                 8.125      1,570         1,563        8.125        105          105
IMC Home Equity Loan Trust - Ser. 1998-1 A4
6.6% due 03/20/25                                   6.600      3,280         3,346
Liberty Property LP - Notes
6.6% due 06/05/02                                   6.600      1,675         1,708        6.600         40           40
Mack-Cali Realty LP - Notes
7.75% due 02/15/11                                  7.750      1,655         1,673        7.750        210          212
ProLogis Trust,
Sr Note  04-15-04                                                                         6.700         25           25
                                                                        ----------                            ---------
                                                                            21,424                                  458
                                                                        ----------                            ---------

Real Estate Operations - (0.23%)
HMH Properties, Inc. - Ser. A
7.875% due 08/01/05                                 7.875      2,075         2,002
                                                                        ----------

Retail - Department Stores - (0.20%)
Kingdom MART Corp. - Notes 144A
9.875% due 06/15/08                                 9.875      1,540         1,498
Kmart Corp.,
Sr Note  06-15-08 (R)                                                                     9.875        125          123
Kohl's Corp.,
Note  03-01-11 (R)                                                                        6.300        170          170
                                                                        ----------                            ---------
                                                                             1,498                                  293
                                                                        ----------                            ---------

Retail - Food - (0.29%)
Delhaize America, Inc.
8.125% due 04/15/11                                 8.125      2,330         2,430        8.125        110          114
                                                                        ----------                            ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Real Estate Investment Trust - (2.48%)
American Health Properties, Inc. - Notes
7.5% due 01/15/07                                $  1,370   $    1,352
Amresco Residential Securities - Mtge. Loan
6.51% due 08/25/27                                  7,496        7,583
Cabot Industrial Properties LP - Notes
7.125% due 05/01/04                                 2,000        2,039
Camden Property Trust - Sr. Notes
7.0% due 04/15/04                                   2,200        2,236
Healthcare Realty Trust IN - Sr. Notes
8.125% due 05/01/11                                 1,675        1,668
IMC Home Equity Loan Trust - Ser. 1998-1 A4
6.6% due 03/20/25                                   3,280        3,346
Liberty Property LP - Notes
6.6% due 06/05/02                                   1,715        1,748
Mack-Cali Realty LP - Notes
7.75% due 02/15/11                                  1,865        1,885
ProLogis Trust,
Sr Note  04-15-04                                      25           25
                                                            ----------
                                                                21,882
                                                            ----------

Real Estate Operations - (0.23%)
HMH Properties, Inc. - Ser. A
7.875% due 08/01/05                                 2,075        2,002
                                                            ----------

Retail - Department Stores - (0.20%)
Kingdom MART Corp. - Notes 144A
9.875% due 06/15/08                                 1,540        1,498
Kmart Corp.,
Sr Note  06-15-08 (R)                                 125          123
Kohl's Corp.,
Note  03-01-11 (R)                                    170          170
                                                            ----------
                                                                 1,791
                                                            ----------

Retail - Food - (0.29%)
Delhaize America, Inc.
8.125% due 04/15/11                                 2,440        2,544
                                                            ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Telecommunication Equipment - (0.96%)
BellSouth Capital Funding - Debs.
7.875% due 02/15/30                                 7.875%   $ 1,740    $    1,853        7.875%    $   80    $      86
Deutsche Telekom International Finance
7.75% due 06/15/05                                  7.750      3,100         3,241        7.750        230          240
8.25% due 06/15/30                                  8.250      1,680         1,728        8.250        130          132
Vulcan Materials - Notes
6.4% due 02/01/06                                   6.400      1,190         1,195
                                                                        ----------                            ---------
                                                                             8,017                                  458
                                                                        ----------                            ---------

Telecommunication Services - (3.45%)
AT&T Wireless Group - Sr. Notes Ser.144A
8.75% due 03/01/31                                  8.750      3,195         3,319        8.750        260          270
Citizens Communications Co. - Notes
8.5% due 05/15/06                                   8.500      1,555         1,597        8.500        115          118
9.25% due 05/15/11                                  9.250      1,555         1,617        9.250        115          121
Cox Communications, Inc. - Notes
7.75% due 11/01/10                                  7.750      1,785         1,864        7.750        155          162
Crown Castle International Corp. - Sr. Notes
9.0% due 05/15/11                                   9.000        645           561        9.000         30           27
Crown Castle International Corp. -
Sr. Notes 144A
9.375% due 08/01/11                                 9.375        435           385        9.375         65           58
Dominion Resources, Inc.
8.125% due 06/15/10                                 8.125      2,680         2,886        8.125         60           65
France Telecom SA - Notes 144A
8.5% due 03/01/31                                   8.500      2,490         2,611        8.500        195          204
Qwest Capital Funding, Inc.,
Bond  02-15-31 (R)                                                                        7.750        260          254
Telefonos De Mexico, SA -  Sr. Notes 144A
8.25% due 01/26/06                                  8.250      3,400         3,494        8.250        200          207
Tellus Corp. NT
8.0% due 06/01/11                                   8.000      2,490         2,545        8.000        200          203
Triton PCS, Inc. - Sr. Sub Notes
9.375% due 02/01/11                                 9.375        730           708        9.375         30           29
Verizon Global Funding Corp. - Bonds 144A
7.75% due 12/01/30                                  7.750      1,740         1,790

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Telecommunication Equipment - (0.96%)
BellSouth Capital Funding - Debs.
7.875% due 02/15/30                              $  1,820   $    1,939
Deutsche Telekom International Finance
7.75% due 06/15/05                                  3,330        3,481
8.25% due 06/15/30                                  1,810        1,860
Vulcan Materials - Notes
6.4% due 02/01/06                                   1,190        1,195
                                                            ----------
                                                                 8,475
                                                            ----------

Telecommunication Services - (3.45%)
AT&T Wireless Group - Sr. Notes Ser.144A
8.75% due 03/01/31                                  3,455        3,589
Citizens Communications Co. - Notes
8.5% due 05/15/06                                   1,670        1,715
9.25% due 05/15/11                                  1,670        1,738
Cox Communications, Inc. - Notes
7.75% due 11/01/10                                  1,940        2,026
Crown Castle International Corp. - Sr. Notes
9.0% due 05/15/11                                     675          588
Crown Castle International Corp. -
Sr. Notes 144A
9.375% due 08/01/11                                   500          443
Dominion Resources, Inc.
8.125% due 06/15/10                                 2,740        2,951
France Telecom SA - Notes 144A
8.5% due 03/01/31                                   2,685        2,815
Qwest Capital Funding, Inc.,
Bond  02-15-31 (R)                                    260          254
Telefonos De Mexico, SA -  Sr. Notes 144A
8.25% due 01/26/06                                  3,600        3,701
Tellus Corp. NT
8.0% due 06/01/11                                   2,690        2,748
Triton PCS, Inc. - Sr. Sub Notes
9.375% due 02/01/11                                   760          737
Verizon Global Funding Corp. - Bonds 144A
7.75% due 12/01/30                                  1,740        1,790

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Voicestream Wireless Corp.
11.5% due 09/15/09                                 11.500%   $ 1,540    $    1,771       11.500%    $   20    $      23
Worldcom, Inc.
Bond  05-15-31***                                                                         8.250        135          135
8.0% due 05/15/06                                   8.000      3,125         3,240        8.000        225          233
                                                                        ----------                            ---------
                                                                            28,388                                2,109
                                                                        ----------                            ---------

Telephone - (1.40%)
LCI International, Inc. - Sr. Notes
7.25% due 06/15/07                                  7.250      2,205         2,267        7.250         30           30
Metronet Communications Corp. -
Sr. Disc. Notes
0.0% due 11/01/07                                    Zero      1,695         1,593
MetroNet Communications Corp. - Sr. Notes
12.0% due 08/15/07                                 12.000      1,770         1,950       12.000         15           16
Sr Disc Note, Step Coupon (10.750%, 11-01-02)
(Canada) 11-01-07 (A)                                                                      Zero        135          128
Pinnacle Partners
8.83% due 08/15/04                                  8.830      2,355         2,422
Sprint Capital Corp.
6.875% due 11/15/28                                 6.875      2,450         2,080        6.875        200          168
Sprint Capital Corp. - Notes
7.125% due 01/30/06                                 7.125      1,550         1,564        7.125        120          121
                                                                        ----------                            ---------
                                                                            11,876                                  463
                                                                        ----------                            ---------

Transportation Services - (2.49%)
America West Airlines, Inc. - Pass thru Certs.
6.93% due 01/02/08                                  6.930      1,522         1,519        6.930          3            3
Burlington Northern Santa Fe Corp.
7.95% due 08/15/30                                  7.950      3,305         3,478        7.950        255          269
Continental Airlines, Inc. - Pass thru Certs.
7.206% due 06/30/04                                 7.206      2,634         2,671        7.206        102          105
Pass Thru Ctf Ser 1999-1A  02-02-19                                                       6.545         56           55
Delta Air lines, Inc.
7.7% due 12/15/05                                   7.700      1,935         1,916        7.700        100           98
Northwest Airlines Corp.
8.375% due 03/15/04                                 8.375      1,350         1,319        8.375         25           25
Northwest Airlines Corp. - Sr. Notes
8.875% due 06/01/06                                 8.875      1,555         1,491        8.875        115          109
Northwest Airlines Corp. - Ser. 1996-1
8.97% due 01/02/15                                  8.970        203           214        8.970          4            5

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Voicestream Wireless Corp.
11.5% due 09/15/09                               $  1,560   $    1,794
Worldcom, Inc.
Bond  05-15-31***                                     135          135
8.0% due 05/15/06                                   3,350        3,473
                                                            ----------
                                                                30,497
                                                            ----------

Telephone - (1.40%)
LCI International, Inc. - Sr. Notes
7.25% due 06/15/07                                  2,235        2,297
Metronet Communications Corp. -
Sr. Disc. Notes
0.0% due 11/01/07                                   1,695        1,593
MetroNet Communications Corp. - Sr. Notes
12.0% due 08/15/07                                  1,785        1,966
Sr Disc Note, Step Coupon (10.750%, 11-01-02)
(Canada) 11-01-07 (A)                                 135          128
Pinnacle Partners
8.83% due 08/15/04                                  2,355        2,422
Sprint Capital Corp.
6.875% due 11/15/28                                 2,650        2,248
Sprint Capital Corp. - Notes
7.125% due 01/30/06                                 1,670        1,685
                                                            ----------
                                                                12,339
                                                            ----------

Transportation Services - (2.49%)
America West Airlines, Inc. - Pass thru Certs.
6.93% due 01/02/08                                  1,525        1,522
Burlington Northern Santa Fe Corp.
7.95% due 08/15/30                                  3,560        3,747
Continental Airlines, Inc. - Pass thru Certs.
7.206% due 06/30/04                                 2,736        2,776
Pass Thru Ctf Ser 1999-1A  02-02-19                    56           55
Delta Air lines, Inc.
7.7% due 12/15/05                                   2,035        2,014
Northwest Airlines Corp.
8.375% due 03/15/04                                 1,375        1,344
Northwest Airlines Corp. - Sr. Notes
8.875% due 06/01/06                                 1,670        1,600
Northwest Airlines Corp. - Ser. 1996-1
8.97% due 01/02/15                                    207          219

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
NWA Trust - Sr. Notes
9.25% due 06/21/14                                  9.250%   $ 2,198    $    2,377
Sr Note Ser A  12-21-12                                                                   9.250%    $   36    $      39
Railcar Trust  - Pass thru Notes - Ser. 1992-1
7.75% due 06/01/04                                  7.750      1,304         1,354        7.750         54           56
U.S. Air, Inc. - Pass thru Certs. -
Ser. 1990-A1
11.2% due 03/19/05                                 11.200        984         1,018       11.200         29           30
United Air Lines
7.032% due 04/01/12                                 7.032      2,339         2,393        7.032         66           66
Pass Thru Ctf Ser 2000-1 Class A-1  01-01-14                                              7.783         71           73
Wisconsin Central Transportation Corp. - Notes
6.625% due 04/15/08                                 6.625      1,360         1,360        6.625          8            8
                                                                        ----------                            ---------
                                                                            21,110                                  941
                                                                        ----------                            ---------

U.S. Government Agencies - (29.10%)
Federal National Mortgage Assoc.
15 Yr Pass Thru Ctf 12-01-12 to 05-01-16                                                  6.500      2,420        2,428
15 Yr Pass Thru Ctf 11-01-14 to 02-01-16                                                  7.000        904          920
15 Yr Pass Thru Ctf 12-01-14                                                              5.500        516          498
15 Yr Pass Thru Ctf 05-01-16 to 06-01-16                                                  6.000      1,273        1,229
Note  03-15-11                                                                            5.500      1,780        1,692
Note  01-15-30                                                                            7.125      1,650        1,759
Pass Thru Ctf Ser 1997-M8 Class A-1  01-25-22                                             6.940          3            2
30 Yr Pass Thru Ctf 06-01-30 to 02-01-31                                                  7.500      1,330        1,358
30 Yr Pass Thru Ctf 12-01-30 to 06-01-31                                                  7.000      1,795        1,783
30 Yr Pass Thru Ctf 02-01-31 to 05-01-31                                                  6.000        179          175
5.5% due 12/01/14                                   5.500     11,774        11,369
6.0% due 09/01/14                                   6.000      8,669         8,561
6.0% due 05/01/16                                   6.000      4,135         4,073
6.0% due 02/01/31                                   6.000      4,231         4,060
6.0% due 04/01/31                                   6.000      3,268         3,136
6.0% due 05/01/31                                   6.000      3,463         3,411
6.5% due 09/01/13                                   6.500        102           102
6.5% due 07/01/14                                   6.500      7,685         7,724
6.5% due 11/01/14                                   6.500        115           116
6.5% due 01/01/15                                   6.500         56            56
6.5% due 02/01/15                                   6.500         91            92
6.5% due 06/01/15                                   6.500        430           431
6.5% due 11/01/28                                   6.500      9,358         9,226

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
NWA Trust - Sr. Notes
9.25% due 06/21/14                               $  2,198   $    2,377
Sr Note Ser A  12-21-12                                36           39
Railcar Trust  - Pass thru Notes - Ser. 1992-1
7.75% due 06/01/04                                  1,358        1,410
U.S. Air, Inc. - Pass thru Certs. -
Ser. 1990-A1
11.2% due 03/19/05                                  1,013        1,048
United Air Lines
7.032% due 04/01/12                                 2,405        2,459
Pass Thru Ctf Ser 2000-1 Class A-1  01-01-14           71           73
Wisconsin Central Transportation Corp. - Notes
6.625% due 04/15/08                                 1,368        1,368
                                                            ----------
                                                                22,051
                                                            ----------

U.S. Government Agencies - (29.10%)
Federal National Mortgage Assoc.
15 Yr Pass Thru Ctf 12-01-12 to 05-01-16            2,420        2,428
15 Yr Pass Thru Ctf 11-01-14 to 02-01-16              904          920
15 Yr Pass Thru Ctf 12-01-14                          516          498
15 Yr Pass Thru Ctf 05-01-16 to 06-01-16            1,273        1,229
Note  03-15-11                                      1,780        1,692
Note  01-15-30                                      1,650        1,759
Pass Thru Ctf Ser 1997-M8 Class A-1  01-25-22           3            2
30 Yr Pass Thru Ctf 06-01-30 to 02-01-31            1,330        1,358
30 Yr Pass Thru Ctf 12-01-30 to 06-01-31            1,795        1,783
30 Yr Pass Thru Ctf 02-01-31 to 05-01-31              179          175
5.5% due 12/01/14                                  11,774       11,369
6.0% due 09/01/14                                   8,669        8,561
6.0% due 05/01/16                                   4,135        4,073
6.0% due 02/01/31                                   4,231        4,060
6.0% due 04/01/31                                   3,268        3,136
6.0% due 05/01/31                                   3,463        3,411
6.5% due 09/01/13                                     102          102
6.5% due 07/01/14                                   7,685        7,724
6.5% due 11/01/14                                     115          116
6.5% due 01/01/15                                      56           56
6.5% due 02/01/15                                      91           92
6.5% due 06/01/15                                     430          431
6.5% due 11/01/28                                   9,358        9,226

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
7.0% due 09/01/10                                   7.000%   $ 3,574    $    3,645
7.0% due 11/01/14                                   7.000      5,162         5,249
7.0% due 03/01/31                                   7.000      8,257         8,293
7.385% due 03/25/21                                 7.385        920           959
7.5% due 02/01/31                                   7.500      6,720         6,856
7.5% due 02/01/31                                   7.500      7,150         7,295
8.0% due 04/01/30                                   8.000      6,310         6,517
8.0% due 06/01/30                                   8.000      6,259         6,465
Federal National Mortgage Assoc.
Ser. 1997-M8 Cl.A
6.94% due 01/25/22                                  6.940      1,372         1,414
Federal National Mortgage Assoc. - Notes
7.0% due 02/01/16                                   7.000      4,845         4,926
Government National Mortgage Assoc.
30 Yr Pass Thru Ctf 07-15-26                                                              8.000%    $   20    $      21
30 Yr Pass Thru Ctf 04-15-28 to 06-15-29                                                  6.500      2,405        2,382
30 Yr Pass Thru Ctf 08-15-28 to 06-15-31***                                               7.000      3,857        3,902
30 Yr Pass Thru Ctf 12-15-30                                                              7.500      1,915        1,965
6.0% due 05/15/31                                   6.000      9,376         9,074
6.5% due 07/15/28                                   6.500     13,622        13,482
6.5% due 01/15/29                                   6.500      2,725         2,697
6.5% due 02/15/29                                   6.500      3,634         3,595
6.5% due 06/15/29                                   6.500     25,069        24,794
6.5% due 08/15/29                                   6.500      6,296         6,227
7.0% due 09/15/25                                   7.000      1,891         1,914
7.0% due 08/15/28                                   7.000      5,609         5,659
7.0% due 09/15/29                                   7.000     13,878        14,000
7.0% due 06/15/31                                   7.000      1,655         1,669
7.0% due 06/15/31                                   7.000      1,825         1,841
7.0% due 12/31/99                                   7.000      4,060         4,095
7.5% due 09/15/29                                   7.500      4,460         4,573
7.5% due 09/15/29                                   7.500      9,089         9,319
7.5% due 12/15/29                                   7.500      6,977         7,154
8.0% due 05/15/25                                   8.000        244           254
8.0% due 06/15/25                                   8.000        208           216
8.0% due 09/15/25                                   8.000        444           461
8.0% due 01/15/26                                   8.000        231           240
8.0% due 08/15/27                                   8.000      1,207         1,252
8.0% due 07/15/30                                   8.000      4,075         4,222
8.0% due 07/15/30                                   8.000        855           885

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
7.0% due 09/01/10                                $  3,574   $    3,645
7.0% due 11/01/14                                   5,162        5,249
7.0% due 03/01/31                                   8,257        8,293
7.385% due 03/25/21                                   920          959
7.5% due 02/01/31                                   6,720        6,856
7.5% due 02/01/31                                   7,150        7,295
8.0% due 04/01/30                                   6,310        6,517
8.0% due 06/01/30                                   6,259        6,465
Federal National Mortgage Assoc.
Ser. 1997-M8 Cl.A
6.94% due 01/25/22                                  1,372        1,414
Federal National Mortgage Assoc. - Notes
7.0% due 02/01/16                                   4,845        4,926
Government National Mortgage Assoc.
30 Yr Pass Thru Ctf 07-15-26                           20           21
30 Yr Pass Thru Ctf 04-15-28 to 06-15-29            2,405        2,382
30 Yr Pass Thru Ctf 08-15-28 to 06-15-31***         3,857        3,902
30 Yr Pass Thru Ctf 12-15-30                        1,915        1,965
6.0% due 05/15/31                                   9,376        9,074
6.5% due 07/15/28                                  13,622       13,482
6.5% due 01/15/29                                   2,725        2,697
6.5% due 02/15/29                                   3,634        3,595
6.5% due 06/15/29                                  25,069       24,794
6.5% due 08/15/29                                   6,296        6,227
7.0% due 09/15/25                                   1,891        1,914
7.0% due 08/15/28                                   5,609        5,659
7.0% due 09/15/29                                  13,878       14,000
7.0% due 06/15/31                                   1,655        1,669
7.0% due 06/15/31                                   1,825        1,841
7.0% due 12/31/99                                   4,060        4,095
7.5% due 09/15/29                                   4,460        4,573
7.5% due 09/15/29                                   9,089        9,319
7.5% due 12/15/29                                   6,977        7,154
8.0% due 05/15/25                                     244          254
8.0% due 06/15/25                                     208          216
8.0% due 09/15/25                                     444          461
8.0% due 01/15/26                                     231          240
8.0% due 08/15/27                                   1,207        1,252
8.0% due 07/15/30                                   4,075        4,222
8.0% due 07/15/30                                     855          885

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
8.0% due 07/15/30                                   8.000%   $   323    $      334
8.5% due 09/15/21                                   8.500        450           476
8.5% due 01/15/31                                   8.500     12,999        13,584
9.0% due 05/15/21                                   9.000        396           425
9.0% due 08/15/21                                   9.000        375           402
9.5% due 06/15/16                                   9.500        317           347
                                                                        ----------                            ---------
                                                                           237,167                            $  20,114
                                                                        ----------                            ---------

U.S. Governmental - (8.84%)
U.S. Treasury
3.375% due 01/15/07                                 3.375      6,938         7,023
U.S. Treasury - Bonds
Bond 02-15-23                                                                             7.125%    $  675          774
6.25% due 05/15/30                                  6.250      8,845         9,369        6.250      4,085        4,327
U.S. Treasury - Bonds
8.875% due 08/15/17                                 8.875      2,919         3,832        8.875        277          363
Infl Indxd Note 01-15-07                                                                  3.375        541          550
U.S. Treasury - Notes
5.625% due 05/15/08                                 5.625      1,195         1,242        5.625      1,145        1,190
5.75% due 08/15/03                                  5.750      9,005         9,261        5.750      5,655        5,816
5.75% due 08/15/10                                  5.750      9,670         9,894        5.750      1,780        1,821
7.0% due 07/15/06                                   7.000      1,124         1,219        7.000      1,582        1,716
7.5% due 02/15/05                                   7.500     15,816        17,212        7.500      2,295        2,498
                                                                        ----------                            ---------
                                                                            59,052                               19,055
                                                                        ----------                            ---------

Utilities (0.32%) AES Corp.,
Sr Note 06-01-09                                                                          9.500         35           36
Sr Note 09-15-10                                                                          9.375         20           20
Sr Sub Note 07-15-06                                                                     10.250         10           10
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A 01-02-17                                                         9.000         25           25
Avon Energy Partners Holdings,
Sr Note (United Kingdom) 12-11-02 (R) (Y)                                                 6.730         40           40
Beaver Valley Funding Corp.,
Deb 06-01-07                                                                              8.625         60           62
Sec Lease Oblig Bond  06-01-17                                                            9.000         23           25
BVPS II Funding Corp.,
Collateralized Lease Bond  06-01-17                                                       8.890          5            6

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
8.0% due 07/15/30                                $    323   $      334
8.5% due 09/15/21                                     450          476
8.5% due 01/15/31                                  12,999       13,584
9.0% due 05/15/21                                     396          425
9.0% due 08/15/21                                     375          402
9.5% due 06/15/16                                     317          347
                                                            ----------
                                                               257,281
                                                            ----------

U.S. Governmental - (8.84%)
U.S. Treasury
3.375% due 01/15/07                                 6,938        7,023
U.S. Treasury - Bonds
Bond 02-15-23                                         675          774
6.25% due 05/15/30                                 12,930       13,696
U.S. Treasury - Bonds
8.875% due 08/15/17                                 3,196        4,195
Infl Indxd Note 01-15-07                              541          550
U.S. Treasury - Notes
5.625% due 05/15/08                                 2,340        2,432
5.75% due 08/15/03                                 14,660       15,077
5.75% due 08/15/10                                 11,450       11,715
7.0% due 07/15/06                                   2,706        2,935
7.5% due 02/15/05                                  18,111       19,710
                                                            ----------
                                                                78,107
                                                            ----------

Utilities (0.32%) AES Corp.,
Sr Note 06-01-09                                       35           36
Sr Note 09-15-10                                       20           20
Sr Sub Note 07-15-06                                   10           10
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A 01-02-17                      25           25
Avon Energy Partners Holdings,
Sr Note (United Kingdom) 12-11-02 (R) (Y)              40           40
Beaver Valley Funding Corp.,
Deb 06-01-07                                           60           62
Sec Lease Oblig Bond  06-01-17                         23           25
BVPS II Funding Corp.,
Collateralized Lease Bond  06-01-17                     5            6

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Calpine Canada Energy Finance ULC,
Gtd Sr Note (Canada) 05-01-08 (Y)                                                         8.500%    $   75    $      73
Calpine Corp.,
Sr Note 08-15-05                                                                          8.250         65           64
Sr Note 04-01-08                                                                          7.875         15           15
Sr Note 02-15-11                                                                          8.500         60           58
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                                                    9.500         45           47
Sr Sec Note Ser D 11-01-17                                                                7.880         20           20
CMS Energy Corp.,
Sr Note 05-15-02                                                                          8.125         60           61
Sr Note 10-15-07                                                                          9.875         15           16
Sr Note 04-15-11                                                                          8.500         25           24
Sr Note Ser B 01-15-04                                                                    6.750         55           53
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                                                    10.250         38           41
Exelon Generation Co., LLC,
Sr Note 06-15-11 (R)                                                                      6.950        245          245
GG1B Funding Corp.,
Deb 01-15-11                                                                              7.430         23           23
HQI Transelec Chile SA,
Sr Note (Chile) 04-15-11 (R) (Y)                                                          7.875        130          129
Hydro-Quebec,
Gtd Bond Ser HY (Canada) 01-15-22 (Y)                                                     8.400         20           23
Iberdrola International B.V.,
Note 10-01-02                                                                             7.500         35           36
KeySpan Corp.,
Sr Note 11-15-30                                                                          8.000         60           64
Long Island Lighting Co.,
Deb 03-15-23                                                                              8.200         40           41
Mirant Americas Generation, Inc.,
Pass Thru Ctf Ser MIR 2001-14 06-15-04 (R)                                                7.200        240          239
Sr Note 05-01-11 (R)                                                                      8.300        100          100
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                                                     8.770         43           44
Northeast Utilities,
Note Ser A 12-01-06                                                                       8.580          6            6
NRG Energy, Inc.,
Sr Note 04-01-11                                                                          7.750        200          203

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Calpine Canada Energy Finance ULC,
Gtd Sr Note (Canada) 05-01-08 (Y)                $     75   $       73
Calpine Corp.,
Sr Note 08-15-05                                       65           64
Sr Note 04-01-08                                       15           15
Sr Note 02-15-11                                       60           58
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                 45           47
Sr Sec Note Ser D 11-01-17                             20           20
CMS Energy Corp.,
Sr Note 05-15-02                                       60           61
Sr Note 10-15-07                                       15           16
Sr Note 04-15-11                                       25           24
Sr Note Ser B 01-15-04                                 55           53
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                  38           41
Exelon Generation Co., LLC,
Sr Note 06-15-11 (R)                                  245          245
GG1B Funding Corp.,
Deb 01-15-11                                           23           23
HQI Transelec Chile SA,
Sr Note (Chile) 04-15-11 (R) (Y)                      130          129
Hydro-Quebec,
Gtd Bond Ser HY (Canada) 01-15-22 (Y)                  20           23
Iberdrola International B.V.,
Note 10-01-02                                          35           36
KeySpan Corp.,
Sr Note 11-15-30                                       60           64
Long Island Lighting Co.,
Deb 03-15-23                                           40           41
Mirant Americas Generation, Inc.,
Pass Thru Ctf Ser MIR 2001-14 06-15-04 (R)            240          239
Sr Note 05-01-11 (R)                                  100          100
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                  43           44
Northeast Utilities,
Note Ser A 12-01-06                                     6            6
NRG Energy, Inc.,
Sr Note 04-01-11                                      200          203

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
Pinnacle Partners,
Sr Note 08-15-04 (R)                                                                      8.830%    $   85    $      87
Pinnacle West Capital Corp.,
Sr Note 04-01-06                                                                          6.400         85           84
PNPP II Funding Corp.,
Deb 05-30-16                                                                              9.120         40           43
PSEG Energy Holdings, Inc.,
Sr Note 02-15-08 (R)                                                                      8.625         55           56
PSEG Power LLC,
Sr Note 04-15-31 (R)                                                                      8.625        130          140
Sierra Pacific Power Co.,
1st Mtg Note 06-01-08 (R)                                                                 8.000        330          332
Sierra Pacific Resources,
Note 05-15-05                                                                             8.750         45           46
TXU Electric Capital V,
Gtd Capital Sec 01-30-37                                                                  8.175         35           34
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond 01-02-17                                                             8.090         56           58
Xcel Energy, Inc.,
Sr Note 12-01-10                                                                          7.000         70           70
                                                                                                              ---------
                                                                                                                  2,799
                                                                                                              ---------

Waste Disposal Service & Equip (0.00%)
Waste Management, Inc.,
Sr Note 08-01-10                                                                          7.375         30           30
                                                                                                              ---------

                                                                        ----------                            ---------
TOTAL CORPORATE AND PUBLICLY-TRADED-BONDS
(92.56%)                                                                   755,282                               62,906
                                                                        ----------                            ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
Pinnacle Partners,
Sr Note 08-15-04 (R)                             $     85   $       87
Pinnacle West Capital Corp.,
Sr Note 04-01-06                                       85           84
PNPP II Funding Corp.,
Deb 05-30-16                                           40           43
PSEG Energy Holdings, Inc.,
Sr Note 02-15-08 (R)                                   55           56
PSEG Power LLC,
Sr Note 04-15-31 (R)                                  130          140
Sierra Pacific Power Co.,
1st Mtg Note 06-01-08 (R)                             330          332
Sierra Pacific Resources,
Note 05-15-05                                          45           46
TXU Electric Capital V,
Gtd Capital Sec 01-30-37                               35           34
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond 01-02-17                          56           58
Xcel Energy, Inc.,
Sr Note 12-01-10                                       70           70
                                                            ----------
                                                                 2,799
                                                            ----------

Waste Disposal Service & Equip (0.00%)
Waste Management, Inc.,
Sr Note 08-01-10                                       30           30
                                                            ----------

                                                            ----------
TOTAL CORPORATE AND PUBLICLY-TRADED-BONDS
(92.56%)                                                       818,188
                                                            ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION
                                                            NUMBER OF                             NUMBER OF
                                                            SHARES OR                             SHARES OR
                                                             WARRANTS                              WARRANTS
                                                            ---------                             ---------
PREFERRED STOCK - 0.35%
Media - TV / Radio
CSC Holdings, Inc.                                                13    $    1,345
CSC Holdings, Inc.                                                14         1,529
CSC Holdings, Inc., 11.125% Ser M,
Preferred Stock                                                                                      1,040    $     111
CSC Holdings, Inc., 11.750%, Ser H,
Preferred Stock                                                                                      1,175          125

                                                                        ----------                            ---------
TOTAL PREFERRED STOCK (0.35%)                                                2,874                                  236
                                                                        ----------                            ---------

WARRANTS
Telephone - (0.03%)
MetroNet Communications Corp. - CW 144A
expires 01/01/80 (Cost $58)                                        2           239                       5            0

                                                                        ----------                            ---------
TOTAL WARRANTS (0.03%)                                                         239                                    0
                                                                        ----------                            ---------

SHORT-TERM INVESTMENTS - 6.80%
Investments in joint trading accounts
3.97% due 07/02/01                                  3.970%    53,840        53,840
Investment in joint trading account
3.97% due 07/02/01
U.S. Treasury Bill
3.435% due 09/13/01
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
06-29-01, due 07-02-01 (Secured by U.S.
Treasury Bonds, 6.250% thru 10.625%, due
08-15-15 thru 08-15-23 and U.S. Treasury
Notes, 5.625%, due 11-30-02) - Note B                                                     3.970%     6,265        6,265
                                                                        ----------                            ---------
                                                                            53,840                                6,265
                                                                        ----------                            ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION
                                               NUMBER OF
                                               SHARES OR
                                                WARRANTS
                                               ---------
PREFERRED STOCK - 0.35%
Media - TV / Radio
CSC Holdings, Inc.                                     13   $    1,345
CSC Holdings, Inc.                                     14        1,529
CSC Holdings, Inc., 11.125% Ser M,
Preferred Stock                                     1,040          111
CSC Holdings, Inc., 11.750%, Ser H,
Preferred Stock                                     1,175          125

                                                            ----------
TOTAL PREFERRED STOCK (0.35%)                                    3,110
                                                            ----------

WARRANTS
Telephone - (0.03%)
MetroNet Communications Corp. - CW 144A
expires 01/01/80 (Cost $58)                             7          239

                                                            ----------
TOTAL WARRANTS (0.03%)                                             239
                                                            ----------

SHORT-TERM INVESTMENTS - 6.80%
Investments in joint trading accounts
3.97% due 07/02/01                                 53,840       53,840
Investment in joint trading account
3.97% due 07/02/01
U.S. Treasury Bill
3.435% due 09/13/01
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
06-29-01, due 07-02-01 (Secured by U.S.
Treasury Bonds, 6.250% thru 10.625%, due
08-15-15 thru 08-15-23 and U.S. Treasury
Notes, 5.625%, due 11-30-02) - Note B               6,265        6,265
                                                            ----------
                                                                60,105
                                                            ----------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Active Bond Fund and the V.A. Bond Fund, combined on June 30, 2001.

                                              -----------------------------------------------------------------------------
                                                John Hancock V.S.T. Active Bond Fund       John Hancock V.A. Bond Fund
                                              -----------------------------------------------------------------------------
                                                            PAR VALUE  MARKET VALUE               PAR VALUE  MARKET VALUE
                                                  INTEREST    (000's      (000's        INTEREST    (000's      (000's
                                                    RATE     OMITTED)    OMITTED)         RATE     OMITTED)    OMITTED)
                                              -----------------------------------------------------------------------------
ISSUER DESCRIPTION

Cash Equivalents - 27.95%
Navigator Securities Lending
Prime Portfolio**                                                       $  247,041

                                                                        ----------                            ---------
TOTAL SHORT-TERM INVESTMENTS (34.75%)                                      300,881                                6,265
                                                                        ----------                            ---------


                   TOTAL INVESTMENTS (127.68%)                           1,059,276                               69,407
                                                                        ----------                            ---------
     OTHER ASSETS AND LIABILITIES, NET(27.68%)                            (242,979)                              (1,715)
                                                                        ----------                            ---------
                             NET ASSETS (100%)                          $  816,297                            $  67,692
                                                                        ----------                            ---------

                                              ---------------------------
                                                       Combined
                                              ---------------------------
                                                PAR VALUE  MARKET VALUE
                                                  (000's      (000'S
                                                 OMITTED)     OMITTED)
                                              ---------------------------
ISSUER DESCRIPTION

Cash Equivalents - 27.95%
Navigator Securities Lending
Prime Portfolio**                                $247,041   $  247,041

                                                            ----------
TOTAL SHORT-TERM INVESTMENTS (34.75%)                          307,146
                                                            ----------


                   TOTAL INVESTMENTS (127.68%)               1,128,683
                                                            ----------
     OTHER ASSETS AND LIABILITIES, NET(27.68%)                (244,694)
                                                            ----------
                             NET ASSETS (100%)              $  883,989
                                                            ----------

NOTES TO THE SCHEDULE OF INVESTMENTS

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,955,627 or 10.28% of net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U. S. dollar denominated.

*     Non-income producing security.

** Credit Ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc, where Standard & Poor's ratings are not available.

*** A portion of these securities having an aggregate value of $424,471 or 0.63% of the Fund's net assets, has been purchased as forward commitments
      - that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $433,997 of United States Treasury Note, 5.750%, 08-15-03, has been segregated to cover the forward commitments.

+ A portion of this security having an aggregate value of $59,849 or 0.09% of the Fund's net assets, has been purchased on a when issued basis. The purchase price and the interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when issued commitment. Accordingly, the market value of $61,706 of United States Treasury Note, 5.750%, 08-15-03, has been segregated to cover the when issued commitment.

#     Represents rate in effect on June 30, 2001.

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

                                                                       Exhibit C

                      JOHN HANCOCK V.S.T. MONEY MARKET FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Money Market Fund and the John Hancock V.A. Money Market Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Money Market Fund and John Hancock V.A. Money Market Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Money Market Fund of all assets of John Hancock V.A. Money Market Fund and issuance of John Hancock V.S.T. Money Market Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Money Market Fund.

(b) The deferred organization expense of John Hancock V.A. Money Market Fund was written off as the Fund would no longer be in existence.

(c) The investment management fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Money Market Fund: 0.25% on an annual basis of the net assets of the Fund.

(d) The actual expenses incurred by the John Hancock V.S.T. Money Market Fund and the John Hancock V.A. Money Market Fund were reduced to reflect the estimated savings arising from the merger.

John Hancock V.S.T. Money Market Fund                                  Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                            John Hancock    John Hancock
                                                            V.S.T. Money     V.A. Money                         Pro-Forma
                                                             Market Fund     Market Fund    Adjustments          Combined
                                                            ------------    ------------    -----------         ---------
ASSETS
    Short-term investments at value                           $ 458,804       $ 143,342             --          $ 602,146
                                                              ---------       ---------      ---------          ---------
    Total investments                                           458,804         143,342             --            602,146

    Cash                                                             --               1             --                  1
    Receivable for:
       Dividends and interest                                       618             244             --                862
       Other assets                                                  --               3             --                  3
                                                              ---------       ---------      ---------          ---------
Total assets                                                    459,422         143,590             --            603,012
                                                              ---------       ---------      ---------          ---------

LIABILITIES
Payables for:
    Dividends payable                                                --              28             --                 28
    Payable to affiliates                                            --              61             --                 61
    Accounts payable and accrued expenses                            --               6             --                  6
    Other liabilities                                                53              --             --                 53
                                                              ---------       ---------      ---------          ---------
Total Liabilities                                                    53              95             --                148
                                                              ---------       ---------      ---------          ---------
    NET ASSETS                                                  459,369         143,495             --            602,864
                                                              =========       =========      =========          =========

Net assets:
    Capital paid-in                                             459,369         143,495             --            602,864

    Accumulated net realized gain (loss) on investments,
          futures and foreign currency transactions                 (92)             --             --                (92)

    Undistributed (distribution in excess of)
           net investment income (loss)                              92              --             --                 92

                                                              ---------       ---------      ---------          ---------
                                                                459,369         143,495             --            602,864
                                                              =========       =========      =========          =========

Net assets:
    V.S.T. Money Market Fund                                    459,369              --        143,495(a)         602,864
    V.A. Money Market Fund                                           --         143,495       (143,495)(a)             --
                                                              ---------       ---------      ---------          ---------
                                                                459,369         143,495             --            602,864
                                                              =========       =========      =========          =========

Shares outstanding:
    V.S.T. Money Market Fund                                    459,369              --        143,495(a)         602,864
    V.A. Money Market Fund                                           --         143,495       (143,495)(a)             --
                                                              ---------       ---------      ---------          ---------
                                                                459,369         143,495             --            602,864
                                                              =========       =========      =========          =========

Net assets value per share:
    V.S.T. Money Market Fund                                  $    1.00              --             --          $    1.00
    V.A. Money Market Fund                                           --       $    1.00      $   (1.00)(a)             --
                                                              =========       =========      =========          =========

John Hancock V.S.T. Money Market Fund                                  Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                                   John Hancock      John Hancock
                                                                   V.S.T. Money       V.A. Money
                                                                   Market Fund        Market Fund
                                                                 12 months ended    12 months ended                   Pro-Forma
                                                                  June 30, 2001      June 30, 2001     Adjustments     Combined
                                                                 ---------------    ---------------    -----------    ---------
INVESTMENT INCOME
    Interest                                                         $26,170            $ 4,239          $    --       $30,409
                                                                     -------            -------          -------       -------
Total investment income                                               26,170              4,239               --        30,409
                                                                     -------            -------          -------       -------

EXPENSES
    Investment management fee                                          1,118                380             (186)(c)     1,312
    Auditing fees                                                         17                  7               (6)(d)        18
    Custodian fees                                                        72                 24              (13)(d)        83
    Accounting and legal services fee                                     --                 15              (15)(d)        --
    Legal fees                                                             9                  1               (1)(d)         9
    Printing & mailing fees                                               44                  1               (1)(d)        44
    Organization expense                                                  --                  2               (2)(b)        --
    Trustees' fee                                                          5                  3               --             8
    Other fees                                                             1                 --               --             1
                                                                     -------            -------          -------       -------
Total expenses                                                         1,266                433             (224)        1,475
                                                                     -------            -------          -------       -------
Net investment income                                                 24,904              3,806              224        28,934

Net realized and unrealized gain (loss)                                   --                 --               --            --
                                                                     -------            -------          -------       -------
Net increase (decrease) in net assets resulting from operations      $24,904            $ 3,806          $   224       $28,934
                                                                     =======            =======          =======       =======

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Money Market Fund and the V.A. Money Market Fund combined on June 30, 2001.

                                                               ---------------------------------------
                                                                John Hancock V.S.T. Money Market Fund
                                                               ---------------------------------------
                                                                            PAR VALUE  MARKET VALUE
                                                                  INTEREST    (000's      (000'S
                                                                    RATE     OMITTED)    OMITTED)
                                                               ---------------------------------------
ISSUER, DESCRIPTION

COMMERCIAL PAPER
Banks - (19.73%)
Abbey National North America Corp.,
                                                       07-12-01     4.630%   $  5,000    $  4,994
American Centurian Bank
                                                       07-10-01     3.960      11,000      11,000
Anz Delaware, Inc.
                                                       07-23-01     4.200       5,000       4,988
Bank America NA Charlotte
                                                       09-06-01     5.102       5,000       5,001
Branch Banking & Trust Co.
                                                       07-03-01     3.970      15,000      15,000
Citibank Canada DTC MMI CD
                                                       07-25-01     4.230       8,000       8,000
Credit Suisse First Boston
                                                       07-02-01     4.700       2,000       2,000
Credit Suisse First Boston NY
                                                       07-09-01     4.605       4,000       3,997
Credit Suisse First Boston, Inc.
                                                       08-09-01     5.052       5,000       5,000
Deutsche Bank AG
                                                       07-24-01     5.380       4,000       4,000
Deutsche Bank Financial,
                                                       07-09-01
Firststar Bank NA Milwaukee WI
                                                       08-01-01     3.980      10,000      10,000
Fleet National Bank
                                                       09-07-01     5.130       3,000       3,000
LaSalle Bank NA
                                                       09-05-01     3.750      14,000      14,000
National Bank of Canada
                                                       07-11-01     4.670       6,000       6,000
National City Bank
                                                       08-01-01     5.510       2,000       2,000
                                                       09-21-01     6.340       5,000       5,017

                                                       --------------------------------------------------------------
                                                        John Hancock V.A. Money Market Fund        Combined
                                                       --------------------------------------------------------------
                                                                   PAR VALUE  MARKET VALUE   PAR VALUE  MARKET VALUE
                                                         INTEREST    (000's      (000'S        (000's     (000'S
                                                           RATE     OMITTED)    OMITTED)      OMITTED)    OMITTED)
                                                       --------------------------------------------------------------
ISSUER, DESCRIPTION

COMMERCIAL PAPER
Banks - (19.73%)
Abbey National North America Corp.,
                                                           4.630%   $  2,500    $  2,496      $  7,500    $  7,490
American Centurian Bank
                                                                                                11,000      11,000
Anz Delaware, Inc.
                                                                                                 5,000       4,988
Bank America NA Charlotte
                                                                                                 5,000       5,001
Branch Banking & Trust Co.
                                                                                                15,000      15,000
Citibank Canada DTC MMI CD
                                                                                                 8,000       8,000
Credit Suisse First Boston
                                                                                                 2,000       2,000
Credit Suisse First Boston NY
                                                                                                 4,000       3,997
Credit Suisse First Boston, Inc.
                                                                                                 5,000       5,000
Deutsche Bank AG
                                                                                                 4,000       4,000
Deutsche Bank Financial,
                                                           4.635       4,000       3,996         4,000       3,996
Firststar Bank NA Milwaukee WI
                                                                                                10,000      10,000
Fleet National Bank
                                                                                                 3,000       3,000
LaSalle Bank NA
                                                                                                14,000      14,000
National Bank of Canada
                                                                                                 6,000       6,000
National City Bank
                                                                                                 2,000       2,000
                                                                                                 5,000       5,017

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Money Market Fund and the V.A. Money Market Fund combined on June 30, 2001.

                                                               ---------------------------------------
                                                                John Hancock V.S.T. Money Market Fund
                                                               ---------------------------------------
                                                                            PAR VALUE  MARKET VALUE
                                                                  INTEREST    (000's      (000'S
                                                                    RATE     OMITTED)    OMITTED)
                                                               ---------------------------------------
ISSUER, DESCRIPTION
UBS Finance, Inc.,
                                                       08-08-01
Wells Fargo,
                                                       08-02-01
                                                                                         --------
                                                                                         $103,997
                                                                                         --------

Beverages - (0.91%)
Coca Cola Co.,
                                                       08-17-01

Broker Services - (0.81%)
Goldman Sachs Group, L.P.,
                                                       01-07-02

Building - (0.66%)
Halifax Group PLC,
                                                       08-23-01

Chemicals - (0.62%)
Dow Chemical Co.,
                                                       07-06-01

Cosmetic & Personal Care - (0.41%)
Unilever Capital Corp.
                                                       09-07-01     5.110%   $  2,500       2,500
                                                                                         --------

Diversified Operations - (2.49%)
Ciesco Puerto
                                                       07-03-01     4.650       6,000       5,999
Diageo Capital PLC
                                                       07-18-01     3.920       9,000       8,984
                                                                                         --------
                                                                                           14,983
                                                                                         --------

Electric Power - (0.50%)
National Rural Utilities Cooperative Finance Corp.
                                                       07-19-01     4.200       3,000       2,994
                                                                                         --------

                                                       --------------------------------------------------------------
                                                        John Hancock V.A. Money Market Fund        Combined
                                                       --------------------------------------------------------------
                                                                   PAR VALUE  MARKET VALUE   PAR VALUE  MARKET VALUE
                                                         INTEREST    (000's      (000'S        (000's     (000'S
                                                           RATE     OMITTED)    OMITTED)      OMITTED)    OMITTED)
                                                       --------------------------------------------------------------
ISSUER, DESCRIPTION
UBS Finance, Inc.,
                                                           5.000%   $  3,900    $  3,879      $  3,900    $  3,879
Wells Fargo,
                                                           4.500       4,600       4,582         4,600       4,582
                                                                                --------                  --------
                                                                                  14,953                   118,950
                                                                                --------                  --------

Beverages - (0.91%)
Coca Cola Co.,
                                                           4.110       5,500       5,470         5,500       5,470
                                                                                --------                  --------

Broker Services - (0.81%)
Goldman Sachs Group, L.P.,
                                                           3.720       5,000       4,902         5,000       4,902
                                                                                --------                  --------

Building - (0.66%)
Halifax Group PLC,
                                                           4.140       4,000       3,976         4,000       3,976
                                                                                --------                  --------

Chemicals - (0.62%)
Dow Chemical Co.,
                                                           4.220       3,778       3,776         3,778       3,776
                                                                                --------                  --------

Cosmetic & Personal Care - (0.41%)
Unilever Capital Corp.
                                                                                                 2,500       2,500
                                                                                                          --------

Diversified Operations - (2.49%)
Ciesco Puerto
                                                                                                 6,000       5,999
Diageo Capital PLC
                                                                                                 9,000       8,984
                                                                                                          --------
                                                                                                            14,983
                                                                                                          --------

Electric Power - (0.50%)
National Rural Utilities Cooperative Finance Corp.
                                                                                                 3,000       2,994
                                                                                                          --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Money Market Fund and the V.A. Money Market Fund combined on June 30, 2001.

                                                               ---------------------------------------
                                                                John Hancock V.S.T. Money Market Fund
                                                               ---------------------------------------
                                                                            PAR VALUE  MARKET VALUE
                                                                  INTEREST    (000's      (000'S
                                                                    RATE     OMITTED)    OMITTED)
                                                               ---------------------------------------
ISSUER, DESCRIPTION
Finance - (21.64%)
Alpine Securitization Corp.
                                                       07-19-01     4.250%   $  5,000     $ 4,990
Apreco, Inc.
                                                       09-17-01     3.700      12,500      12,401
Centric Capital
                                                       07-05-01     4.220       3,600       3,599
                                                       07-09-01     4.680       4,000       3,996
Chevron Investment PLC
                                                       07-06-01     4.630       8,000       7,996
CIT Group Holdings, Inc.,
                                                       09-13-01
Corporate Recievables Corp.
                                                       09-07-01     3.600       8,000       7,946
Eureka Securitization, Inc.
                                                       08-31-01     3.780      10,000       9,937
Falcon Asset Securitization
                                                       08-03-01     3.700      13,000      12,957
                                                       07-20-01     4.200       1,793       1,789
General Electric Capital Corp.
                                                       10-31-01     3.720      14,000      13,825
                                                      7/18/2001     4.220       3,700       3,693
Goldman Sachs Group, Inc.
                                                       11-26-01     5.485       2,000       2,001
                                                       07-10-01     4.560       5,000       4,995
Greenwich Funding Corp.
                                                       07-26-01     4.200       1,669       1,664
                                                       07-05-01     4.650       1,490       1,489
Household Financial Corp.,
                                                       07-09-01
International Lease Finance Corp.
                                                       07-18-01     4.240       3,977       3,970
Merrill Lynch & Co., Inc.
                                                       11-01-01     5.605       2,000       2,001
National Rural Utilities Cooperative Finance Corp.
                                                       07-20-01     4.797       2,000       2,000
Sigma Finance Corp.
                                                       08-14-01     5.050       3,500       3,479

                                                       --------------------------------------------------------------
                                                        John Hancock V.A. Money Market Fund        Combined
                                                       --------------------------------------------------------------
                                                                   PAR VALUE  MARKET VALUE   PAR VALUE  MARKET VALUE
                                                         INTEREST    (000's      (000'S        (000's     (000'S
                                                           RATE     OMITTED)    OMITTED)      OMITTED)    OMITTED)
                                                       --------------------------------------------------------------
ISSUER, DESCRIPTION
Finance - (21.64%)
Alpine Securitization Corp.
                                                                                              $  5,000    $  4,990
Apreco, Inc.
                                                                                                12,500      12,401
Centric Capital
                                                                                                 3,600       3,599
                                                                                                 4,000       3,996
Chevron Investment PLC
                                                                                                 8,000       7,996
CIT Group Holdings, Inc.,
                                                           3.680%   $  7,000    $  6,947         7,000       6,947
Corporate Recievables Corp.
                                                                                                 8,000       7,946
Eureka Securitization, Inc.
                                                                                                10,000       9,937
Falcon Asset Securitization
                                                                                                13,000      12,957
                                                                                                 1,793       1,789
General Electric Capital Corp.
                                                                                                14,000      13,825
                                                                                                 3,700       3,693
Goldman Sachs Group, Inc.
                                                                                                 2,000       2,001
                                                                                                 5,000       4,995
Greenwich Funding Corp.
                                                                                                 1,669       1,664
                                                                                                 1,490       1,489
Household Financial Corp.,
                                                           4.550       5,000       4,995         5,000       4,995
International Lease Finance Corp.
                                                                                                 3,977       3,970
Merrill Lynch & Co., Inc.
                                                                                                 2,000       2,001
National Rural Utilities Cooperative Finance Corp.
                                                                                                 2,000       2,000
Sigma Finance Corp.
                                                                                                 3,500       3,479

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Money Market Fund and the V.A. Money Market Fund combined on June 30, 2001.

                                                               ---------------------------------------
                                                                John Hancock V.S.T. Money Market Fund
                                                               ---------------------------------------
                                                                            PAR VALUE  MARKET VALUE
                                                                  INTEREST    (000's      (000'S
                                                                    RATE     OMITTED)    OMITTED)
                                                               ---------------------------------------
ISSUER, DESCRIPTION
UBS Finance, Inc.
                                                       08-08-01     3.850%   $  3,800    $  3,785
Variable Funding Capital
                                                       07-12-01     3.950      10,000       9,989
                                                                                         --------
                                                                                          118,502
                                                                                         --------

Food, Beverage & Tobacco - (4.28%)
Anheuser Busch, Inc.
                                                       09-21-01     3.600      14,000      13,886
Coca Cola Enterprises, Inc.
                                                       09-26-01     3.710      12,000      11,894
                                                                                         --------
                                                                                           25,780
                                                                                         --------

Health Care Products - (2.32%)
Merck & Co., Inc.
                                                       07-05-01     3.800      14,000      13,996
                                                                                         --------

Insurance - (0.83%)
American General Corp.,
                                                       07-16-01

Media - Publishing - (1.40%)
Washington Post Co.
                                                       09-14-01     3.680       8,500       8,436
                                                                                         --------

Media - TV / Radio - (2.32%)
Gannett, Inc.
                                                       07-06-01     3.950      14,000      13,994
                                                                                         --------

Paper Products - (1.39%)
Park Avenue Receivables Corp.
                                                       07-11-01     3.750       8,406       8,398
                                                                                         --------

Mortgage Banking - (1.16%)
Countrywide Home Loans,
                                                       07-27-01

                                                       --------------------------------------------------------------
                                                        John Hancock V.A. Money Market Fund        Combined
                                                       --------------------------------------------------------------
                                                                   PAR VALUE  MARKET VALUE   PAR VALUE  MARKET VALUE
                                                         INTEREST    (000's      (000'S        (000's     (000'S
                                                           RATE     OMITTED)    OMITTED)      OMITTED)    OMITTED)
                                                       --------------------------------------------------------------
ISSUER, DESCRIPTION
UBS Finance, Inc.
                                                                                              $  3,800    $  3,785
Variable Funding Capital
                                                                                                10,000       9,989
                                                                                --------                  --------
                                                                                $ 11,942                   130,444
                                                                                --------                  --------

Food, Beverage & Tobacco - (4.28%)
Anheuser Busch, Inc.
                                                                                                14,000      13,886
Coca Cola Enterprises, Inc.
                                                                                                12,000      11,894
                                                                                                          --------
                                                                                                            25,780
                                                                                                          --------

Health Care Products - (2.32%)
Merck & Co., Inc.
                                                                                                14,000      13,996
                                                                                                          --------

Insurance - (0.83%)
American General Corp.,
                                                           4.630%   $  5,000       4,990         5,000       4,990
                                                                                --------                  --------

Media - Publishing - (1.40%)
Washington Post Co.
                                                                                                 8,500       8,436
                                                                                                          --------

Media - TV / Radio - (2.32%)
Gannett, Inc.
                                                                                                14,000      13,994
                                                                                                          --------

Paper Products - (1.39%)
Park Avenue Receivables Corp.
                                                                                                 8,406       8,398
                                                                                                          --------

Mortgage Banking - (1.16%)
Countrywide Home Loans,
                                                           3.770       7,000       6,981         7,000       6,981
                                                                                --------                  --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Money Market Fund and the V.A. Money Market Fund combined on June 30, 2001.

                                                               ---------------------------------------
                                                                John Hancock V.S.T. Money Market Fund
                                                               ---------------------------------------
                                                                            PAR VALUE  MARKET VALUE
                                                                  INTEREST    (000's      (000'S
                                                                    RATE     OMITTED)    OMITTED)
                                                               ---------------------------------------
ISSUER, DESCRIPTION
Personal & Commercial Lending - (9.64%)

Greyhawk Fund Corp.
                                                       09-10-01     3.700%   $ 14,000    $ 13,899
Halifax PLC
                                                       09-17-01     3.600      14,000      13,892
Household Finance Corp.
                                                       08-01-01     5.675       4,000       4,000
President & Fellows Harvard Co.
                                                       07-16-01     3.860      14,000      13,979
Windmill Funding Corp.
                                                       09-12-01     3.750       9,400       9,330
                                                       07-05-01     4.230       3,000       2,999
                                                                                         --------
                                                                                           58,099
                                                                                         --------

Retail - Department Stores - (2.31%)
Wal Mart Stores, Inc.
                                                       07-31-01     3.600      14,000      13,959
                                                                                         --------

Telecommunication Services - (0.50%)
Verizon Network Fund
                                                       07-10-01     4.250       3,000       2,997
                                                                                         --------

TOTAL COMMERCIAL PAPER - 73.92%                                                           388,635
                                                                                         --------

U.S. Government Obligations
Government - U.S. Agencies (17.27%)
Federal Home Loan Bank,
                                                       07-18-01     3.660      22,340      23,181
                                                       08-01-01     3.910       9,528       9,519
                                                       08-09-01
                                                       02-01-02
Federal Home Loan Mortgage Corp.,
                                                       07-05-01
                                                       08-09-01
Federal National Mortgage Assn.,
                                                       07-05-01     3.540      14,750      14,644
                                                       08-09-01
                                                       08-16-01
                                                       11-08-01
                                                       04-19-02
                                                                                         --------
TOTAL GOVERNMENT OBLIGATIONS -  17.27%                                                     47,344
                                                                                         --------

                                                       --------------------------------------------------------------
                                                        John Hancock V.A. Money Market Fund        Combined
                                                       --------------------------------------------------------------
                                                                   PAR VALUE  MARKET VALUE   PAR VALUE  MARKET VALUE
                                                         INTEREST    (000's      (000'S        (000's     (000'S
                                                           RATE     OMITTED)    OMITTED)      OMITTED)    OMITTED)
                                                       --------------------------------------------------------------
ISSUER, DESCRIPTION
Personal & Commercial Lending - (9.64%)

Greyhawk Fund Corp.
                                                                                              $ 14,000    $ 13,899
Halifax PLC
                                                                                                14,000      13,892
Household Finance Corp.
                                                                                                 4,000       4,000
President & Fellows Harvard Co.
                                                                                                14,000      13,979
Windmill Funding Corp.
                                                                                                 9,400       9,330
                                                                                                 3,000       2,999
                                                                                                          --------
                                                                                                            58,099
                                                                                                          --------

Retail - Department Stores - (2.31%)
Wal Mart Stores, Inc.
                                                                                                14,000      13,959
                                                                                                          --------

Telecommunication Services - (0.50%)
Verizon Network Fund
                                                                                                 3,000       2,997
                                                                                                          --------

TOTAL COMMERCIAL PAPER - 73.92%                                                 $ 56,990                   445,625
                                                                                --------                  --------

U.S. Government Obligations
Government - U.S. Agencies (17.27%)
Federal Home Loan Bank,
                                                           4.650%   $  5,000       4,989        27,340      28,170
                                                           4.060       6,400       6,378        15,928      15,897
                                                           8.220       1,000       1,003         1,000       1,003
                                                           6.750       2,135       2,171         2,135       2,171
Federal Home Loan Mortgage Corp.,                                                                                -
                                                           4.570       5,000       4,997         5,000       4,997
                                                           3.880       6,500       6,473         6,500       6,473
Federal National Mortgage Assn.,                                                                                 -
                                                           4.570       3,000       2,998        17,750      17,642
                                                           3.850      13,000      12,946        13,000      12,946
                                                           3.860       6,000       5,970         6,000       5,970
                                                           3.870       7,000       6,902         7,000       6,902
                                                           3.770       2,000       1,939         2,000       1,939
                                                                                --------                  --------
TOTAL GOVERNMENT OBLIGATIONS -  17.27%                                            56,766                   104,110
                                                                                --------                  --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Money Market Fund and the V.A. Money Market Fund combined on June 30, 2001.

                                                               ---------------------------------------
                                                                John Hancock V.S.T. Money Market Fund
                                                               ---------------------------------------
                                                                            PAR VALUE  MARKET VALUE
                                                                  INTEREST    (000's      (000'S
                                                                    RATE     OMITTED)    OMITTED)
                                                               ---------------------------------------
ISSUER, DESCRIPTION
CORPORATE INTEREST-BEARING OBLIGATIONS
Banks - United States - (0.50%)
First Chicago NBD Corp.,
                                                       11-01-01

Finance - (1.24%)
Associates Corp. of N. A.,
                                                       10-15-01
General Electric Capital Corp.,
                                                       09-17-01



TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS - 1.74%


SHORT-TERM INVESTMENTS
Joint Repurchase Agreement
Investment in a joint repurchase agreement transaction with UBS Warburg, Inc. - Dated 06-29-01, due 07-02-01 (Secured by U.S. Treasury Bonds, 6.875% due 08-15-25 and 5.625% due 11-30-02, U.S. Treasury
Note 5.625% due 11-30-02)

Investments in joint repurchase agreement with
SBC Warburg, Ltd. dated 06/29/01, 3.95% due
07/02/01 (secured by various U.S. Treasury
obligations and U.S. Government Agency Bonds)                       3.950%   $ 22,825    $ 22,825

                                                                                         --------
TOTAL SHORT-TERM INVESTMENTS (6.95%)                                                       22,825
                                                                                         --------

                           TOTAL INVESTMENTS (99.88%)                                     458,804
                                                                                         --------
            OTHER ASSETS AND LIABILITIES, NET (0.12%)                                         565
                                                                                         --------
                              TOTAL NET ASSETS (100%)                                    $459,369
                                                                                         ========


                                                       --------------------------------------------------------------
                                                        John Hancock V.A. Money Market Fund        Combined
                                                       --------------------------------------------------------------
                                                                   PAR VALUE  MARKET VALUE   PAR VALUE  MARKET VALUE
                                                         INTEREST    (000's      (000'S        (000's     (000'S
                                                           RATE     OMITTED)    OMITTED)      OMITTED)    OMITTED)
                                                       --------------------------------------------------------------
ISSUER, DESCRIPTION
CORPORATE INTEREST-BEARING OBLIGATIONS
Banks - United States - (0.50%)
First Chicago NBD Corp.,
                                                           6.300%   $  3,000    $  3,025      $  3,000    $  3,025
                                                                                --------                  --------

Finance - (1.24%)
Associates Corp. of N. A.,
                                                           6.450       4,415       4,447         4,415       4,447
General Electric Capital Corp.,
                                                           6.330       3,000       3,015         3,000       3,015
                                                                                --------                  --------
                                                                                   7,462                     7,462
                                                                                --------                  --------

                                                                                --------                  --------
TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS - 1.74%                              10,487                    10,487
                                                                                --------                  --------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury Bonds, 6.875%
due 08-15-25 and 5.625% due 11-30-02, U.S. Treasury
Note 5.625% due 11-30-02)                                  3.970      19,099      19,099        19,099      19,099

Investments in joint repurchase agreement with
SBC Warburg, Ltd. dated 06/29/01, 3.95% due
07/02/01 (secured by various U.S. Treasury
obligations and U.S. Government Agency Bonds)                                                   22,825      22,825

                                                                                --------                  --------
TOTAL SHORT-TERM INVESTMENTS (6.95%)                                              19,099                    41,924
                                                                                --------                  --------

                           TOTAL INVESTMENTS (99.88%)                            143,342                   602,146
                                                                                --------                  --------
            OTHER ASSETS AND LIABILITIES, NET (0.12%)                                153                       718
                                                                                --------                  --------
                              TOTAL NET ASSETS (100%)                           $143,495                  $602,864
                                                                                ========                  ========

NOTES TO THE SCHEDULE OF INVESTMENTS

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

DRAFT - 9/7/01
--------------


                            PART C OTHER INFORMATION

Item 15. Indemnification

In response to this item and the requirements of Rule 484 under the Securities Act of 1933, Registrant hereby incorporates by reference its response to item 25 in Post-Effective Amendment No. 31 to its Form N-1A registration statement (File No. 33-2081) filed on May 1, 2001.

Item 16. Exhibits

(1) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333- 47686) Filed on December 6, 2000.

(2) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, and amended and restated as of September 27, 2000, incorporated by reference to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333- 47686) Filed on December 6, 2000.

(3) Not Applicable.

(4) Form of Plan and Agreement of Reorganization (FILED HEREWITH).

(5) Not Applicable.

(6)(1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Mutual Life Insurance Company dated April 12, 1988 relating to the Initial Funds, included in Post- Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

(6)(2) Sub-Investment Management Agreement among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company dated April 29, 1988, relating to the Large Cap Growth Fund, included in Post-Effective Amendment No. 4 to this File No. 33-2081 filed in April, 1989. Form of Sub-Investment Agreement among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Life Insurance Company, relating to the Managed and Growth & Income incorporated by reference to this File No. 33-2081, filed in a definitive proxy statement on September 14, 2000.

(6)(3) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, and John Hancock Life Insurance Company, pertaining to the Real Estate Equity Fund, incorporated by reference to this File No. 33-2081, filed in the definitive proxy statement on September 14, 2000.

(6)(4) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company dated as of April 12, 1988, relating to the Real Estate Equity and International Equity Index Funds, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

(6)(5) Amendment dated as of May 1, 1998 to the Investment Management Agreement dated as of April 12, 1998 relating to the Real Estate Equity and International Equity Index Funds, included in Post- Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(6)(6) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond and Small/Mid Cap Growth Funds, included in Post- Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

(6)(7) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc. and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond Fund, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

(6)(8) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap Growth Fund, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

(6)(9) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Sovereign Bond Fund (now named Active Bond Fund), included in Post-Effective Amendment No. 11 to this File No. 33-2081, filed on April 29, 1995.

(6)(10) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Equity Index, Large Cap Value, Mid Cap Growth, Large/Mid Cap Value II (formerly Mid Cap Value), Small Cap Growth, Small Cap Equity (formerly Small Cap Value), Global Bond, International Opportunities, and Global Balanced (formerly International Balanced) Funds, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(6)(11) Amendment, dated May 1, 1997, to the Investment Management Agreements dated April 12, 1988, April 15, 1994, and March 14, 1996, to reallocate Fund expenses and to reduce the advisory fee of the Short-Term Bond Fund and the Equity Index Fund, included in Post-Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

(6)(12) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the Large Cap Value Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(6)(13) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Janus Capital Corporation, and John Hancock Mutual Life Insurance Company, relating to the Amendment, included in Post- Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(6)(14) Investment Management Agreement dated as of June 1, 2000, by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company relating to the Large Cap Value Core II and Active Bond II Funds (formerly the American Leaders Large Cap Value and Core Bond Funds, respectively), is incorporated by reference to PEA No. 30 to this File No. 33-2081, Filed on February 21, 2001.

(6)(15) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Small Cap Growth Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(6)(16) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Capital Guardian Trust Company, and John Hancock Life Insurance Company, relating to the Small Cap Equity Fund (formerly the Small Cap Value
Fund) incorporated by reference to this File No. 33- 2081, filed in the definitive proxy statement on September 14, 2000.

(6)(17) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Capital Guardian Trust Company, and John Hancock Life Insurance Company, relating to the Global Bond Fund, incorporated by reference to this File No. 33-2081, filed in the definitive proxy statement on September 14, 2000.

(6)(18) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price International, Inc., and John Hancock Life Insurance Company, relating to the International Opportunities Fund, incorporated by reference to this File No. 33-2081, filed in the definitive proxy statement on August 24, 2000.

(6)(19) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Capital Guardian Trust Company, and John Hancock Life Insurance Company, relating to the Global Balanced Fund, incorporated by reference to this File No. 33-2081, filed in the definitive proxy statement on September 14, 2000.

(6)(20) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Mutual Life Insurance Company, relating to the Equity Index Fund, included in Post-Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

(6)(21) Amendment to Sub-Investment Management Agreement among John Hancock Variable Series Trust I, State Street Bank and Trust Company, and John Hancock Mutual Life Insurance Company, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(6)(22) Investment Management Agreement dated as of April 14, 1998 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap CORE, International Opportunities II (Formerly Global Equity), Emerging Markets Equity, Bond Index, and High Yield Bond Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(6)(23) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Mutual Life Insurance Company, relating to the Small/Mid Cap CORE Fund, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

(6)(24) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence International Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Equity Index Fund, included in Post-Effective Amendment No. 21 to this File No. 33- 02081, filed on May 3, 1999.

(6)(25) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Mellon Bond Associates, and John Hancock Mutual Life Insurance Company, relating to the Bond Index Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(6)(26) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company, relating to the High Yield Bond Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(6)(27) Amendment No. 2 to the Investment Management Agreement dated as of March 14, 1996 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company included in Post-Effective Amendment No. 21 to this File No. 33-2081 filed on May 3, 1999.

(6)(28) Amendment No. 3 to the Investment Management Agreement dated as of March 14, 1996 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company included in Post-Effective Amendment No. 21 to this File No. 33-2081 filed on May 3, 1999.

(6)(29) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Morgan Stanley Dean Witter Advisors, Inc., and John Hancock Mutual Life Insurance Company, relating to the Emerging Markets Equity Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(30) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Large Cap Aggressive Growth, Fundamental Growth (formerly Fundamental Mid Cap Growth), International Equity, Aggressive Balanced, Large Cap Value CORE, Large/Mid Cap Value, Mid Cap Blend, and Small Cap Value (Formerly Small/Mid Cap Value), Funds included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(31) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Alliance Capital Management L.P., and John Hancock Mutual Life Insurance Company relating to the Large Cap Aggressive Growth Fund, included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(32) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Putnam Investment Management, Inc., and John Hancock Life Insurance Company relating to the Fundamental Growth Fund incorporated by reference to this File No. 33-2081 filed in the definitive proxy statement on August 24, 2000.

(6)(33) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Mutual Life Insurance Company relating to the International Equity Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(34) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Mutual Life Insurance Company relating to the Large Cap Value CORE Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(35) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company relating to the Aggressive Balanced Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(36) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company relating to the Mid Cap Blend Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(37) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company relating to the Large/Mid Cap Value Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(6)(38) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price Associates, and John Hancock Life Insurance Company relating to the Small Cap Value Fund is filed herewith.

(6)(39) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc. and John Hancock Life Insurance Company relating to the Active Bond II (formerly Core Bond) Fund, filed herewith.

(6)(40) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Morgan Stanley Dean Witter Investment Management Inc., and John Hancock Life Insurance Company relating to the Real Estate Equity Fund to this File No. 33-2081 on November 1, 2000.

(6)(41) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management and John Hancock Life Insurance Company, relating to the Large Cap Value Core II Fund, is filed herewith.

(6)(42) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Putnam Investment Management, LLC and John Hancock Life Insurance Company, relating to the Growth & Income Fund.

(6)(43) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Capital Guardian Trust Company and John Hancock Life Insurance Company, relating to the Managed Fund, incorporated by reference to this file No. 33-2081, filed in the definitive proxy statement on September 14, 2000.

(6)(44) Form of Sub-Investment Management Agreement among John Hancock Variable Series trust I, John Hancock Life Insurance Company and Putnam Investment Management LLC, relating to the Health Sciences Fund is filed herewith.

(6)(45) Sub-Investment Management Agreement by and among John Hancock Variable Series Trust I, Wellington Management Company, LLP and John Hancock Life Insurance Company, relating to the Large Mid Cap Value II and Money Market Funds, is filed herewith.

(6)(46) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price Associates, and John Hancock Life Insurance Company relating to the Small Cap Value Fund is filed herewith.

(6)(47) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Putnam Investment Management, LLC and John Hancock Life Insurance Company, relating to the Growth & Income Fund, filed herewith.

(6)(48) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, relating to the Large Cap Value Fund, filed herewith.

(6)(49) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Mellon Bond Associates, and John Hancock Mutual Life Insurance Company, relating to the Bond Index Fund, filed herewith.

(6)(50) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Mutual Life Insurance Company, relating to the Equity Index Fund, filed herewith.

(6)(51) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price International, Inc., and John Hancock Life Insurance Company, relating to the International Opportunities Fund, is filed herewith.

(6)(52) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Mutual Life Insurance Company relating to the Large Cap Value CORE Fund, filed herewith.

(6)(53) Amendment dated July 2, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company, relating to the High Yield Bond Fund, filed herewith.

(6)(54) Amendment dated July 2, 2001 to the Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap Growth Fund, filed herewith.

(7) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc., (formerly named John Hancock Distributors, Inc.), and John Hancock Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 14 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on February 28, 1997.

(8) Not Applicable.

(9)(a) Custodian Agreement Between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, relating to the International Equity Index and Small/Mid Cap CORE Fund, included in Post-Effective Amendment No. 10 to this File No. 33-2081, filed on March 2, 1995.

(9)(b)Amendment dated as of March 18, 1996 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding the Agreement to cover additional Funds, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(9)(C) Amendment dated as of April 14, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Funds, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(9)(d) Form of Amendment dated as of July 28, 1999 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Funds included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

(9)(e) Amendment dated as of December 18, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, addressing "eligible foreign custodians" within the meaning of Rule 17f-5, as amended, incorporated by reference to Post-Effective Amendment No. 24 to this File No. 33- 2081, Filed on April 6, 2000.

(9)(f) Amendment dated as of June 27, 2000 to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Funds, is incorporated by reference to this File No. 33-2081, Filed on PEA No. 30 on February 21, 2001

(9)(g) Amendment dated as of July 26, 2000 to Custodian Agreement dated January 30 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, addressing the change in the sub-advisor of the Fundamental Growth Fund (formerly Fundamental-Mid Cap Growth), is incorporated by reference to this File No. 33-2081, Filed on PEA No. 30 on February 21, 2001

(9)(h) Form of Amendment dated as of December 21, 2000 to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, to reflect new names and new sub-advisors for multiple Funds as well as the deletion of International Opportunities II, is incorporated by reference to this File No. 33-2081, Filed on PEA No. 30 on February 21, 2001

(9)(I) Amendment dated April 29, 1988 to Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, which was priorly included in Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

(9)(j) Form of Amendment dated April 30, 2001 to the Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, to relflect the new Health Sciences Fund, filed herwith.

(10) Not Applicable.

(11) Form of Opinion of Counsel as to Legality of Securities (FILED HEREWITH).

(12) Form of opinion as to tax matters and consent (FILED HEREWITH).

(13) Not Applicable.

(14) Consent of Independent Public Accountants to the incorporation by reference of their opinion into the Statement of Additional Information (FILED HEREWITH).

(15) Not Applicable.

(16) Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane C. Kessler, Michele G. Van Leer, Hassell H. McClellan, and Robert F. Verdonck, (FILED HEREWITH).

(17) Code of Ethics, adopted by the John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter, revised July 2001, is incorporated by reference to this File No. 33-2081, (FILED HEREWITH).

(18) Not Applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the C-2 applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 14th day of September, 2001.

                                    JOHN HANCOCK VARIABLE SERIES TRUST I

                                             By: /s/Kathleen F. Driscoll
                                             ---------------------------
                                                    Kathleen F. Driscoll

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following person in the capacities and on the date indicated.

         SIGNATURE                                           DATE
By:      /s/Raymond F. Skiba                                 September 14, 2001
         -------------------
         Raymond F. Skiba
         Treasurer (Principal Financial and
         Accounting Officer)

By:      /s/Kathleen F. Driscoll                             September 14, 2001
         -----------------------
         Kathleen F. Driscoll
         Vice Chairman, President and Trustee
         (Acting Principal Executive Officer


For himself and as attorney-in-fact for:

Michele G. Van Leer, Chairman

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee